As filed with the Securities and Exchange
Commission on December 21, 2007, 1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 16 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 18 ☑
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844
THOMAS M. KINZLER
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
NAME AND ADDRESS (OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ
KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on (December 31, 2007) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

John Hancock
Lifecycle Portfolios

CLASS A, CLASS B AND CLASS C SHARES
Lifecycle 2050 Portfolio
Lifecycle 2045 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2010 Portfolio

Lifecycle Retirement Portfolio

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

This prospectus provides information about the ten Lifecycle Portfolios (each referred to as a “Portfolio”), which are funds of John Hancock Funds II (“JHF II”). Each of the Portfolios is a “fund of funds” that currently invests in a number of other funds of JHF II and John Hancock Funds III (“JHF III”), and may also invest in other affiliated funds (each referred to as a “Fund”) of the John Hancock funds complex. The Portfolios may also invest in nonaffiliated funds (each referred to as a “Nonaffiliated Underlying Fund”). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as “Underlying Funds”). Each Portfolio (except the Retirement Portfolio) seeks to provide an asset allocation strategy designed for investors planning to retire in a specific year by means of selected investment allocations among the Underlying Funds. The Retirement Portfolio seeks to provide an asset allocation strategy designed to provide a level of return able to sustain systematic withdrawals for investors who have already retired.

This prospectus relates to the Class A, B and C shares of the Portfolios. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Portfolios, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Portfolios, be sure to read all risk disclosure carefully before investing.

The Lifecycle Portfolios

Each Portfolio is a “fund of funds,” which invests in a number of Underlying Funds. The subadviser to each Portfolio allocates the assets of the Portfolio among the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative over time (except in the case of the Retirement Portfolio). Each Portfolio’s name refers to the approximate retirement year of the investors for whom the Portfolio’s asset allocation strategy is designed (except in the case of the Retirement Portfolio). For example, as of October 1, 2007, the Lifecycle 2045 Portfolio, which is designed for investors planning to retire around the year 2045, has a relatively aggressive target asset allocation of 100% of its assets in Underlying Funds that invest primarily in equity securities. By contrast, the Lifecycle 2010 Portfolio, which is designed for investors planning to retire around the year 2010, has a more conservative target asset allocation of approximately 58% of its assets invested in equity Underlying Funds and approximately 42% of its assets invested in fixed income Underlying Funds, as of October 1, 2007.

TARGET ALLOCATION CHART

		Target allocation among Underlying Funds
	Retirement year	as of October 1, 2007
Lifecycle Portfolio	(assumes retirement age of 65)	Equity funds	Fixed income funds
2050	2048 – 2052	100%	0%
2045	2043 – 2047	100%	0%
2040	2038 – 2042	100%	0%
2035	2033 – 2037	98%	2%
2030	2028 – 2032	95%	5%
2025	2023 – 2027	89%	11%
2020	2018 – 2022	81%	19%
2015	2013 – 2017	70%	30%
2010	2008 – 2012	58%	42%
Retirement	Post Retirement	50%	50%

The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by a Portfolio. Such adjustments may be made to increase or decrease a Portfolio’s holdings of particular asset classes or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of a Portfolio’s assets subject to the management of a particular Underlying Fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Retirement Portfolio.) As the glide path shows, each Portfolio’s asset mix becomes more conservative as time elapses. This reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since a Portfolio may be a primary source of income for you after retirement.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class based on the subadviser’s market outlook.

Each Portfolio has a target allocation for the broad asset classes of equities and fixed income. These target allocations are not expected to vary from the prescribed glide path formula (the neutral allocations) by more than plus or minus ten percentage points (except in the case of the Retirement Portfolio). Although the subadviser will not generally vary beyond the ten percentage point target allocation range, the subadviser may at times determine in light of market or economic conditions that this range should be exceeded to protect a Portfolio or to help it achieve its objective. For the Retirement Portfolio, the neutral allocations are 50% fixed income and 50% equity, however the target allocations are expected to change based on the Portfolio’s asset allocation strategy. There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money.

GLIDE PATH CHART

COMBINATION WITH RETIREMENT PORTFOLIO
JHF II’s Board of Trustees may, in its discretion, determine to combine a Portfolio with the Retirement Portfolio at any time on or after December 31 of the designated retirement year of a Portfolio (other than the Retirement Portfolio) or when the target allocation of a Portfolio (other than the Retirement Portfolio) matches the target allocation of the Retirement Portfolio. In such event, the Portfolio’s shareholders will become shareholders of the Retirement Portfolio. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination. After December 31 of the designated retirement year of a Portfolio, that Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

SUBADVISER
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Portfolios and formulates a continuous investment program for each Portfolio consistent with its investment goal and strategies.

Deutsche Investment Management Americas Inc. (“DeAM”) provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios.

MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”) provides sub-subadvisory services to MFC Global (U.S.A.) in its management of the Lifecycle Retirement Portfolio.

  Lifecycle 2050 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2050 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

8 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	47803M291

Class B
CUSIP	47803M283

Class C
CUSIP	47803M275

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses[4]	Class A	Class B	Class C

Management fee[5]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	4.48%	4.48%	4.48%

Total Portfolio operating expenses	4.84%	5.54%	5.54%

Contractual expense reimbursement (at least until 12-31-08)[6]	4.19%	4.19%	4.19%

Net Portfolio operating expenses	0.65%	1.35%	1.35%

Underlying Funds expenses[7]	0.78%	0.78%	0.78%

Net Portfolio operating expenses and Underlying Funds expenses	1.43%	2.13%	2.13%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$638	$1,737	$2,823	$5,478

Class B with redemption	$716	$1,799	$2,949	$5,609

Class B without redemption	$216	$1,499	$2,749	$5,609

Class C with redemption	$316	$1,499	$2,749	$5,731

Class C without redemption	$216	$1,499	$2,749	$5,731

1	A $4.00 fee will be charged for wire redemptions.

2	Except for investments of $1 million or more; see “How sales charges are calculated.”

3	Only if sold within the first year after purchase; see “How sales charges are calculated.”

4	Based on estimated expenses for current year.

5	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.

6	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.

7	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 9

  Lifecycle 2045 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2045 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

10 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	47803M424

Class B
Ticker	JLJBX
CUSIP	47803M416

Class C
Ticker	JLJCX
CUSIP	47803M390

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	1.58%	4.22%	4.05%

Total Portfolio operating expenses	1.94%	5.28%	5.11%

Contractual expense reimbursement (at least until 12-31-08)[5]	1.32%	3.98%	3.79%

Net Portfolio operating expenses	0.62%	1.30%	1.32%

Underlying Funds expenses[6]	0.81%	0.81%	0.81%

Net Portfolio operating expenses and Underlying Funds expenses	1.43%	2.11%	2.13%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$638	$1,192	$1,770	$3,335

Class B with redemption	$714	$1,754	$2,866	$4,972

Class B without redemption	$214	$1,454	$2,666	$4,972

Class C with redemption	$316	$1,423	$2,608	$5,475

Class C without redemption	$216	$1,423	$2,608	$5,475

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 11

  Lifecycle 2040 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2040 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“EFTs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

12 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	47803M549

Class B
Ticker	JLIBX
CUSIP	47803M531

Class C
Ticker	JLICX
CUSIP	47803M523

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	2.79%	4.11%	4.25%

Total Portfolio operating expenses	3.15%	5.17%	5.31%

Contractual expense reimbursement (at least until 12-31-08)[5]	2.53%	3.87%	4.00%

Net Portfolio operating expenses	0.62%	1.30%	1.31%

Underlying Funds expenses[6]	0.81%	0.81%	0.81%

Net Portfolio operating expenses and Underlying Funds expenses	1.43%	2.11%	2.12%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$638	$1,426	$2,230	$4,313

Class B with redemption	$714	$1,733	$2,827	$5,145

Class B without redemption	$214	$1,433	$2,627	$5,145

Class C with redemption	$315	$1,460	$2,678	$5,604

Class C without redemption	$215	$1,460	$2,678	$5,604

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 13

  Lifecycle 2035 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2035 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

14 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	47803M663

Class B
Ticker	JLHBX
CUSIP	47803M655

Class C
Ticker	JLHCX
CUSIP	47803M648

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	2.11%	3.21%	3.07%

Total Portfolio operating expenses	2.47%	4.27%	4.13%

Contractual expense reimbursement (at least until 12-31-08)[5]	1.85%	2.97%	2.82%

Net Portfolio operating expenses	0.62%	1.30%	1.31%

Underlying Funds expenses[6]	0.80%	0.80%	0.80%

Net Portfolio operating expenses and Underlying Funds expenses	1.42%	2.10%	2.11%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$637	$1,292	$1,970	$3,769

Class B with redemption	$713	$1,556	$2,497	$4,537

Class B without redemption	$213	$1,256	$2,297	$4,537

Class C with redemption	$314	$1,229	$2,246	$4,794

Class C without redemption	$214	$1,229	$2,246	$4,794

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 15

  Lifecycle 2030 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2030 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

16 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	47803M788

Class B
Ticker	JLFBX
CUSIP	47803M770

Class C
Ticker	JLFCX
CUSIP	47803M762

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	1.66%	2.84%	2.76%

Total Portfolio operating expenses	2.02%	3.90%	3.82%

Contractual expense reimbursement (at least until 12-31-08)[5]	1.39%	2.59%	2.51%

Net Portfolio operating expenses	0.63%	1.31%	1.31%

Underlying Funds expenses[6]	0.78%	0.78%	0.78%

Net Portfolio operating expenses and Underlying Funds expenses	1.41%	2.09%	2.09%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$636	$1,200	$1,788	$3,376

Class B with redemption	$712	$1,478	$2,351	$4,224

Class B without redemption	$212	$1,178	$2,151	$4,224

Class C with redemption	$312	$1,163	$2,121	$4,550

Class C without redemption	$212	$1,163	$2,121	$4,550

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 17

  Lifecycle 2025 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2025 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

18 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	41015E262

Class B
Ticker	JLEBX
CUSIP	41015E254

Class C
Ticker	JLECX
CUSIP	41015E247

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	1.89%	2.76%	2.75%

Total Portfolio operating expenses	2.25%	3.82%	3.81%

Contractual expense reimbursement (at least until 12-31-08)[5]	1.62%	2.51%	2.49%

Net Portfolio operating expenses	0.63%	1.31%	1.32%

Underlying Funds expenses[6]	0.77%	0.77%	0.77%

Net Portfolio operating expenses and Underlying Funds expenses	1.40%	2.08%	2.09%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$635	$1,242	$1,872	$3,561

Class B with redemption	$711	$1,460	$2,316	$4,218

Class B without redemption	$211	$1,160	$2,116	$4,218

Class C with redemption	$312	$1,159	$2,113	$4,535

Class C without redemption	$212	$1,159	$2,113	$4,535

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 19

  Lifecycle 2020 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2020 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

20 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	41015E387

Class B
Ticker	JLDBX
CUSIP	41015E379

Class C
Ticker	JLDCX
CUSIP	41015E361

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	1.23%	2.23%	2.46%

Total Portfolio operating expenses	1.59%	3.29%	3.52%

Contractual expense reimbursement (at least until 12-31-08)[5]	0.95%	1.97%	2.20%

Net Portfolio operating expenses	0.64%	1.32%	1.32%

Underlying Funds expenses[6]	0.75%	0.75%	0.75%

Net Portfolio operating expenses and Underlying Funds expenses	1.39%	2.07%	2.07%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$634	$1,107	$1,606	$2,973

Class B with redemption	$710	$1,350	$2,106	$3,749

Class B without redemption	$210	$1,050	$1,906	$3,749

Class C with redemption	$310	$1,095	$1,994	$4,298

Class C without redemption	$210	$1,095	$1,994	$4,298

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 21

  Lifecycle 2015 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2015 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

22 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	41015E510

Class B
Ticker	JLBBX
CUSIP	41015E494

Class C
Ticker	JLBCX
CUSIP	41015E486

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	1.83%	2.22%	2.95%

Total Portfolio operating expenses	2.19%	3.28%	4.01%

Contractual expense reimbursement (at least until 12-31-08)[5]	1.56%	1.96%	2.69%

Net Portfolio operating expenses	0.63%	1.32%	1.32%

Underlying Funds expenses[6]	0.77%	0.77%	0.77%

Net Portfolio operating expenses and Underlying Funds expenses	1.40%	2.09%	2.09%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$635	$1,230	$1,849	$3,511

Class B with redemption	$712	$1,354	$2,111	$3,893

Class B without redemption	$212	$1,054	$1,911	$3,893

Class C with redemption	$312	$1,198	$2,188	$4,683

Class C without redemption	$212	$1,198	$2,188	$4,683

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 23

  Lifecycle 2010 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2010 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

24 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	41015E635

Class B
Ticker	JLABX
CUSIP	41015E627

Class C
Ticker	JLACX
CUSIP	41015E619

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	2.09%	4.07%	3.14%

Total Portfolio operating expenses	2.45%	5.13%	4.20%

Contractual expense reimbursement (at least until 12-31-08)[5]	1.82%	3.83%	2.88%

Net Portfolio operating expenses	0.63%	1.30%	1.32%

Underlying Funds expenses[6]	0.75%	0.75%	0.75%

Net Portfolio operating expenses and Underlying Funds expenses	1.38%	2.05%	2.07%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$633	$1,275	$1,940	$3,709

Class B with redemption	$708	$1,708	$2,787	$4,948

Class B without redemption	$208	$1,408	$2,587	$4,948

Class C with redemption	$310	$1,230	$2,250	$4,806

Class C without redemption	$210	$1,230	$2,250	$4,806

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 25

  Lifecycle Retirement Portfolio

Goal and strategy

GOAL: The Portfolio seeks maximum real return, consistent with the preservation of capital and prudent investment management.

STRATEGY: To pursue this goal, the Portfolio may invest in various Funds of the John Hancock funds complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in Underlying Funds.

In employing its investment strategies for the Portfolio, the subadviser attempts to achieve a total rate of return that will support an inflation-adjusted average annual withdrawal rate of 6% of initial investment (before fees) over a long-term time horizon (approximately 30 years) while attempting to maintain a low probability of negative returns in any 12-month time period. The Adviser and subadviser do not represent or guarantee that the Portfolio will meet this total return goal or achieve positive returns every year.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

26 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Retirement target allocation risk

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	47804A304

Class B
CUSIP	47804A403

Class C
CUSIP	47804A502

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.11%	0.11%	0.11%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	0.83%	2.06%	1.48%

Total Portfolio operating expenses	1.24%	3.17%	2.59%

Contractual expense reimbursement (at least until 12-31-08)[5]	0.56%	1.81%	1.21%

Net Portfolio operating expenses	0.68%	1.36%	1.38%

Underlying Funds expenses[6]	0.70%	0.70%	0.70%

Net Portfolio operating expenses and Underlying Funds expenses	1.38%	2.06%	2.08%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$633	$1,027	$1,445	$2,608

Class B with redemption	$709	$1,315	$2,039	$3,556

Class B without redemption	$209	$1,015	$1,839	$3,556

Class C with redemption	$311	$900	$1,612	$3,503

Class C without redemption	$211	$900	$1,612	$3,503

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 27

Other permitted investments

A Portfolio may directly:

■	Purchase U.S. government securities and short-term paper.
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Portfolio, including exchange traded funds.
■	Purchase domestic and foreign equity and fixed-income securities.
■	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
■	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
■	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.
■	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
■	Make short sales of securities (borrow and sell securities not owned by the Portfolio), either to realize appreciation when a security that the Portfolio does not own declines in value or as a hedge against potential declines in the value of a Portfolio security.
■	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities- linked derivatives.

A Portfolio may use various investment strategies such as hedging and other related transactions. For example, a Portfolio may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a Portfolio. In addition, these strategies may be used to gain exposure to a particular securities market. A Portfolio also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risks” in both the prospectus and the Statement of Additional Information (“SAI”).

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Portfolios are not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Portfolios’ Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

Temporary defensive investing

A Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

■	meeting redemption requests,
■	making other anticipated cash payments, or
■	protecting a Portfolio in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent a Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

Management of a Portfolio

Subject to the limitations described above, a Portfolio may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by a Portfolio. Such adjustments may be made, for example, to increase or decrease a Portfolio’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of a Portfolio’s assets subject to the management of a particular Underlying Fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

28 PORTFOLIOS

 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

■	A front-end sales charge, as described in the section “How sales charges are calculated.”
■	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

■	No front-end sales charge; all your money goes to work for you right away.
■	Distribution and service (Rule 12b-1) fees of 1.00%.
■	A contingent deferred sales charge (“CDSC”), as described in the section “How sales charges are calculated.”
■	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

■	No front-end sales charge; all your money goes to work for you right away.
■	Distribution and service (Rule 12b-1) fees of 1.00%.
■	A 1.00% CDSC on shares sold within one year of purchase.
■	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (“Signature Services”), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

The retirement plan types listed below not currently invested in Class A, Class B and Class C shares of John Hancock funds are not eligible to purchase Class A, Class B and Class C shares. Such plans may invest only in Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, which are described in a separate prospectus. Such retirement plans (“Retirement Plans”) are: pension, profit-sharing and other plans qualified under Section 401(a) or described in Sections 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the “Code”), and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts (except for Rollover IRA accounts for participants whose plans are invested in John Hancock funds Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares), retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) accounts and other individual retirement accounts, and certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs.

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formally the National Association of Securities Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

YOUR ACCOUNT 29

Rollover Program Compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or John Hancock custodial ROTH IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds [0.15% for the John Hancock Money Market Fund] under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. A John Hancock insurance company may also pay the third party administrator for the plan a one time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, all Class R shares or Class I shares of any John Hancock fund. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock fund held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C

Shares are offered at their net asset value (“NAV”) per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

30 YOUR ACCOUNT

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

■	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
■	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.
■	Combination Privilege — lets you combine classes of shares of all John Hancock funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

■	to make payments through certain systematic withdrawal plans
■	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs
■	redemptions pursuant to a fund’s right to liquidate an account less than $1,000
■	to make certain distributions from a retirement plan
■	because of shareholder death or disability

To utilize a waiver you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock retail fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

■	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
■	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the Distributor
■	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)
■	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA
■	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a ROTH IRA
■	individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted
■	participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)
■	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs
■	participants in certain retirement plans with at least 100 eligible employees (one year CDSC applies) and that are currently invested in Class A shares of John Hancock funds
■	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Code, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

YOUR ACCOUNT 31

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

■	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” for additional details)
■	dividend reinvestments (see “Dividends and account policies” for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

■	non-retirement account: $1,000

■	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

■	group investments: $250

■	Monthly Automatic Accumulation Plan (“MAAP”): $25 to open; you must invest at least $25 a month

■	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See Mutual Fund Account Application for more details.

32 YOUR ACCOUNT

Buying shares

Opening an account	Adding to an account

By check
■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the name(s), your share class, your account number and the name(s) in which the account is registered.

■ Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Customer Service to request an exchange.	■ Log on to the Web site below to process exchanges between funds. ■ Call EASI-Line for automated service. ■ Call your financial representative or Customer Service to request an exchange.

By wire
■ Deliver your completed application to your financial representative or mail it to Signature Services.

■ Obtain your account number by calling your financial representative or Customer Service.

■ Obtain your wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the Automated Clearing House (“ACH”) system.

■ Complete the “Bank Information” section on your account application.

■ Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the ACH system.

■ Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

■ Call EASI-Line for automated service.

■ Call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

YOUR ACCOUNT 33

Selling shares

To sell some or all of your shares

By letter
■ Accounts of any type. ■ Sales of any amount.
■ Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■ Include all signatures and any additional documents that may be required (see next page).

■ Mail the materials to Signature Services.

■ A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
■ Most accounts. ■ Sales of up to $100,000.	■ Log on to the Web site below to initiate redemptions from your fund.

By phone
■ Most accounts. ■ Sales of up to $100,000.	■ Call EASI-Line for automated service. ■ Call our financial representative or call Customer Service between 8 a.m. and 7 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (‘‘EFT”)
■ Requests by letter to sell any amount. ■ Requests by Internet or phone to sell up to $100,000.
■ To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

■ Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

■ Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
■ Accounts of any type. ■ Sales of any amount.
■ Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Customer Service.

■ Log on to the Web site below to process exchanges between your funds.

■ Call EASI-Line for automated service.

■ Call your financial representative or Customer Service to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

34 YOUR ACCOUNT

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■	your address of record has changed within the past 30 days;
■	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock; or
■	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions (if authorized under state law) and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
■ Letter of instruction.

■ On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

■ Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
■ Letter of instruction.

■ Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

■ On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

■ Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
■ Letter of instruction.

■ On the letter, the signature(s) of the trustee(s).

■ Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

■ Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	■ Letter of instruction signed by surviving tenant. ■ Copy of death certificate. ■ Medallion signature guarantee, if applicable (see above). ■ Inheritance tax waiver (if applicable).

Executors of shareholder estates
■ Letter of instruction signed by executor.

■ Copy of order appointing executor, certified within the past 12 months.

■ Medallion signature guarantee, if applicable (see above).

■ Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	■ Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

YOUR ACCOUNT 35

Transaction policies

Valuation of shares

The NAV per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m., Eastern Time). The NAV for the fund is calculated based upon the NAVs of the Underlying Funds and other investments in which it invests. The prospectus for the Underlying Funds explains the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAVs at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These

36 YOUR ACCOUNT

investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

YOUR ACCOUNT 37

Dividends and account policies

Account statements

In general, you will receive account statements as follows

■	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
■	after any changes of name or residential address of the registered owner(s)
■	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund, other than the Lifecycle Retirement Portfolio, generally declares and pays income dividends annually. The Lifecycle Retirement Portfolio declares and pays dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

Additional investor services

Monthly automatic accumulation Program (“MAAP”)

MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

■	Complete the appropriate parts of your account application.
■	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

■	Make sure you have at least $5,000 worth of shares in your account.
■	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
■	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
■	Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
■	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Restrictions on 403(b)(7) Plans Accounts

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another

38 YOUR ACCOUNT

403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s entire portfolio holdings as of the applicable calendar quarter end.

YOUR ACCOUNT 39

 Risks of investing in the Portfolios

Commodity risk
Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk
The Portfolio’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds (ETFs) risk
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk
The Portfolio’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

The Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks. As a Portfolio’s asset mix becomes more conservative, the Portfolio becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk
The Portfolio bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.

Short sales risk
Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security.

Target allocation risks
The “Target Allocation Chart” illustrates the Portfolios’ target allocations between equity and fixed income securities. The initial target allocation for the Portfolios are: Lifecycle 2010 Portfolio is 58% equity securities and 42% fixed income securities; Lifecycle 2015 Portfolio is 70% equity securities and 30% fixed income securities; Lifecycle 2020 Portfolio is 81% equity securities and 19% fixed income securities; Lifecycle 2025 Portfolio is 89% equity securities and 11% fixed income securities; Lifecycle 2030 Portfolio is 95% equity securities and 5% fixed income securities; Lifecycle 2035 Portfolio is 98% equity securities and 2% fixed income securities; Lifecycle 2040 Portfolio is 100% equity securities and 0% fixed income securities; Lifecycle 2045 Portfolio is 100% equity securities and 0% fixed income securities; and Lifecycle 2050 Portfolio is 100% equity securities and 0% fixed income securities. When a Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” Over time, as a Portfolio gets closer to its target date a Portfolio’s asset mix becomes more conservative as it contains more fixed-income and short-term fixed-income securities. The risks associated with fixed income and short-term fixed-income securities are explained under “Interest rate risk,” “Credit and counterparty risk” and “Lower rated fixed income securities.” A Portfolio’s transformation reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the Portfolio may be a primary source of income for an investor after retirement.

Retirement target allocation risk
The initial target allocation for the Lifecycle Retirement Portfolio is 50% equity securities and 50% fixed income securities, also see the “Target Allocation Chart.” When the Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” The risks associated with fixed-income and short-term fixed income securities are explained under “Interest rate risk,” “Credit and counterparty risk” and “Lower rated fixed-income securities.”

40 RISKS OF INVESTING IN THE PORTFOLIOS

 Information about the Underlying Funds

Risks of investing in the Underlying Funds

By owning shares of Underlying Funds, a Portfolio indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that a Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the counter (“OTC”) derivatives contract, see “Hedging, derivatives and other strategic transactions risk,” or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the

INFORMATION ABOUT THE UNDERLYING FUNDS 41

companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed income securities risk
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

■	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
■	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
■	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
■	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities Risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries,

42 INFORMATION ABOUT THE UNDERLYING FUNDS

nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk
The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other Strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the Statement of Additional Information.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions

INFORMATION ABOUT THE UNDERLYING FUNDS 43

are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

These investment strategies and securities are described further in the SAI.

44 INFORMATION ABOUT THE UNDERLYING FUNDS

Description of Funds

A Portfolio may invest in any of the Funds. The following tables set forth, separately for the fixed income and the equity Funds of the John Hancock funds complex: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds’ investment goals and principal strategies. Additional investment practices are described in JHF II’s SAI and in the prospectus for these Funds. A Portfolio may also invest in other Underlying Funds not described in the chart.

Fixed-Income Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Bond Fund Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC	0.68%	Seeks income and capital appreciation by investing at least 80% of its assets in a diversified mix of debt securities and instruments.

Core Bond Fund Wells Capital Management, Incorporated	0.77%	Seeks total return consisting of income and capital appreciation by normally investing in a broad range of investment-grade debt securities. The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the Fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

Floating Rate Income Fund Western Asset Management Company	0.77%	Seeks a high level of current income. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa or BBB by a nationally recognized statistical rating organization such as Moody’s Investor Services (“Moody’s”) or Standard & Poor’s (“S&P”)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

Global Bond Fund Pacific Investment Management Company LLC	0.81%	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars.

High Income Fund MFC Global Investment Management (U.S.), LLC	0.73%	Seeks high current income by normally investing at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents.

High Yield Fund Western Asset Management Company	0.70%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

Income Fund Franklin Advisers, Inc.	0.41%	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

Investment Quality Bond Fund Wellington Management Company, LLP	0.73%	Seeks a high level of current income consistent with the maintenance of principal and liquidity by investing in a diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The Fund may also invest up to 20% of its assets in non-investment grade fixed income securities.

INFORMATION ABOUT THE UNDERLYING FUNDS 45

Real Return Bond Fund Pacific Investment Management Company LLC	0.74%	Seeks maximum real return, consistent with preservation of real capital and prudent investment management, by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

Spectrum Income Fund T. Rowe Price Associates, Inc.	0.86%	Seeks a high level of current income with moderate share price fluctuation. The Fund diversifies its assets widely among market segments and seeks to maintain broad exposure to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular segments over time. The Fund normally invests in investment grade corporate, and foreign and emerging market fixed income securities, income-oriented stocks (up to 40% of its assets), short-term securities, asset-backed and mortgage related securities and U.S. Government securities. The Fund may invest up to 40% of its assets in high yield fixed-income securities (commonly known as “junk bonds”).

Strategic Bond Fund Western Asset Management Company	0.76%	Seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the Fund’s assets among certain segments of the fixed income market in the manner the subadviser believes will best contribute to achieving the Fund’s investment goal.

Strategic Income Fund MFC Global Investment Management (U.S.), LLC	0.78%	Seeks a high level of current income by normally investing primarily in: foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

Total Bond Market Fund Declaration Management & Research LLC	0.56%	Seeks to track the performance of the Lehman Brothers Aggregate Index (which represents the U.S. investment grade bond market). The Fund normally invests at least 80% of its assets in securities listed in this Index. The Fund is an intermediate-term bond fund of high and medium credit quality.

Total Return Fund Pacific Investment Management Company LLC	0.78%	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by normally investing at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

U.S. Government Securities Fund Western Asset Management Company	0.71%	Seeks a high level of current income, consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

U.S. High Yield Bond Fund Wells Capital Management, Incorporated	0.79%	Seeks total return with a high level of current income by normally investing primarily in below investment-grade debt securities (commonly known as “junk bonds” or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

Equity Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

All Cap Core Fund Deutsche Investment Management Americas Inc.	0.83%	Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small-, mid- and large-cap), primarily those within the Russell 3000 Index.

All Cap Growth Fund A I M Capital Management, Inc.	0.92%	Seeks long-term capital appreciation by normally investing its assets principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

46 INFORMATION ABOUT THE UNDERLYING FUNDS

All Cap Value Fund Lord, Abbett & Co. LLC	0.88%	Seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

Blue Chip Growth Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to achieve long-term growth of capital (current income is a secondary objective) by normally investing at least 80% of its total assets in the common stocks of large- and medium-sized blue chip growth companies. Some of the stocks in the portfolio are expected to pay dividends.

Capital Appreciation Fund Jennison Associates LLC	0.76%	Seeks long-term growth of capital by investing at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

Core Allocation Plus Fund Wellington Management Company	1.06%	Seeks total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Core Equity Fund Legg Mason Capital Management, Inc.	0.81%	Seeks long-term capital growth by normally investing primarily in equity securities that, in the subadviser’s opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser’s assessment of their intrinsic value.

Dynamic Growth Fund Deutsche Investment Management Americas Inc.	1.05%	Seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

Emerging Growth Fund MFC Global Investment Management (U.S.), LLC	0.83%	Seeks superior long-term rates of return through capital appreciation by normally investing primarily in high quality securities and convertible instruments of small-cap U.S. companies.

Emerging Markets Value Fund Dimensional Fund Advisors LP	1.10%	Seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

Emerging Small Company Fund RCM Capital Management LLC	1.02%	Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small Cap 600 Index.

Equity-Income Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

Fundamental Value Fund Davis Selected Advisers, L.P.	0.80%	Seeks growth of capital by normally investing in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

Global Allocation Fund UBS Global Asset Management (Americas) Inc.	1.00%	Seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

INFORMATION ABOUT THE UNDERLYING FUNDS 47

Global Fund Templeton Global Advisors Limited	1.00%	Seeks long-term capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

Global Real Estate Fund Deutsche Investment Management Americas Inc.	1.08%	Seeks to achieve a combination of long-term capital appreciation and current income by investing at least 80% of net assets in equity securities of real estate investment trusts (“REIT”) and real estate companies including foreign REITs and real estate companies.

Index 500 Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.

International Equity Index Fund SSgA Funds Management, Inc.	0.56%	Under normal market conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”). As of August 31, 2007, the market capitalizations of companies included in the MSCI ACW ex-US Index ranged from $93.4 million to $220.8 billion.

International Opportunities Fund Marsico Capital Management, LLC	0.99%	Seeks long-term growth of capital by normally investing at least 65% of its assets in common stocks of foreign companies selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

International Small Cap Fund Templeton Investment Counsel, LLC	1.11%	Seeks long-term capital appreciation by investing primarily in the common stock of smaller companies outside the U.S. and normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less (“small-company securities”).

International Small Company Fund Dimensional Fund Advisors LP	1.11%	Seeks long-term capital appreciation by primarily investing its assets in equity securities of non-U.S. small companies of developed markets under normal market conditions.

International Value Fund Templeton Investment Counsel, Inc.	0.93%	Seeks long-term growth of capital by normally investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Large Cap Fund UBS Global Asset Management (Americas) Inc.	0.76%	Seeks to maximize total return, consisting of capital appreciation and current income, by normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large-capitalization companies.

Large Cap Value Fund BlackRock Investment Management, LLC	0.86%	Seeks long-term growth of capital by investing, primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investments purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index.

Mid Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.

Mid Cap Intersection Fund Wellington Management Company, LLP	0.94%	Seeks long-term growth of capital. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell Midcap Index or the S&P Midcap 400 Index.

48 INFORMATION ABOUT THE UNDERLYING FUNDS

Mid Cap Stock Fund Wellington Management Company, LLP	0.88%	Seeks long-term growth of capital by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The Fund tends to invest in companies having market capitalizations similar to those of companies included in the Russell Midcap Index.

Mid Cap Value Equity Fund RiverSource Investments, LLC	0.94%	Seeks to provide long-term growth of capital by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies.

Mid Cap Value Fund Lord, Abbett & Co. LLC	0.91%	Seeks capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Midcap Index.

Natural Resources Fund Wellington Management Company, LLP	1.09%	Seeks long-term total return by normally investing primarily in equity and equity-related securities of natural resource-related companies worldwide.

Optimized Value Fund MFC Global Investment Management (U.S.A.) Limited	0.69%	Seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.

Quantitative All Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.80%	Seeks long-term growth of capital by normally investing primarily in equity securities of U.S. companies. The Fund will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

Quantitative Mid Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.81%	Seeks long-term growth of capital by normally investing at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

Real Estate Equity Fund T. Rowe Price Associates, Inc.	0.87%	Seeks to provide long-term growth through a combination of capital appreciation and current income by investing at least 80% of its net assets in the equity securities of real estate companies, including REITs, real estate operating companies, brokers, developers and other companies with at least 50% of revenues, profits or assets related to real estate activities.

Real Estate Securities Fund Deutsche Investment Management Americas Inc.	0.75%	Seeks to achieve a combination of long-term capital appreciation and current income by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies.

Science & Technology Fund T. Rowe Price Associates, Inc. and RCM Capital Management LLC	1.15%	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement and/or use of science and technology. For purposes of satisfying this requirement, common stocks may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

Small Cap Fund Independence Investments LLC	0.90%	Seeks maximum capital appreciation consistent with reasonable risk to principal by normally investing at least 80% of its net assets in equity securities of companies whose market capitalizations do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index and (c) the market capitalization of the companies in the S&P Small Cap 600 Index.

Small Cap Growth Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing primarily in small-cap companies believed to offer above average potential for growth in revenues and earnings.

Small Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.54%	Seeks to approximate the aggregate total return of a small-cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.

INFORMATION ABOUT THE UNDERLYING FUNDS 49

Small Cap Opportunities Fund Munder Capital Management	1.04%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

Small Cap Value Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

Small Company Fund American Century Investment Management, Inc.	1.20%	Seeks long-term capital growth by normally investing primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the Fund’s portfolio of stocks.

Small Company Growth Fund A I M Capital Management, Inc.	1.11%	Seeks long-term growth of capital by normally investing at least 80% of its assets in securities of small-capitalization companies. The subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

Small Company Value Fund T. Rowe Price Associates, Inc.	1.01%	Seeks long-term growth of capital by investing primarily in small companies whose common stocks are believed to be undervalued. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

Total Stock Market Index Fund MFC Global Investment Management (U.S.A.) Limited	0.56%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.

U.S. Global Leaders Growth Fund Sustainable Growth Advisers, L.P.	0.72%	Seeks long-term growth of capital by normally investing primarily in common stocks of “U.S. Global Leaders” companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.

U.S. Multi-Sector Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.80%	Seeks long-term capital appreciation. The Fund normally invests in securities in the Wilshire 5000 Index, an independently maintained index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S.

Value & Restructuring Fund UST Advisers, Inc.	0.86%	Seeks long-term capital appreciation by investing primarily (at least 65% of its assets) in common stocks of U.S. and foreign companies whose share price in the opinion of the subadviser, do not reflect the economic value of the company’s assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company. In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.

Value Fund Morgan Stanley Investment Management Inc. d/b/a Van Kampen	0.99%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalizations of companies in the Russell Midcap Value Index.

Vista Fund American Century Investment Management, Inc.	0.97%	Seeks long-term capital growth by normally investing in common stocks of U.S. and foreign companies that are medium-sized and smaller at the time of purchase. The Fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy.

50 INFORMATION ABOUT THE UNDERLYING FUNDS

Equity Funds — John Hancock Funds III

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.

Global Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.17%	Seeks to achieve high total return by seeking to outperform its benchmark, the S&P/Citigroup Primary Market Index (“PMI”) World Growth Index. The Fund typically invests in a diversified portfolio of equity investments from the world’s developed markets.

Growth Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

International Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.10%	Seeks to achieve high total return by seeking to outperform its benchmark, the MSCI EAFE Index. The Fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.

Intrinsic Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

U.S. Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.

U.S. Quality Equity Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The Fund typically holds between 40 and 80 stocks.

Equity Funds — John Hancock Investment Trust

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Small Cap Intrinsic Value Fund MFC Global Investment Management (U.S.), LLC	0.92%	The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Value Index, which was $19 million to $5.08 billion as of November 30, 2007).

INFORMATION ABOUT THE UNDERLYING FUNDS 51

 Portfolio details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolios.

The Trustees have the power to change the investment goal of the Portfolios without shareholder approval.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Provides portfolio management to the fund.

Sub-subadviser

MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199-7603
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule

A Portfolio pays the Adviser a management fee for its services to the Portfolio. The management fee has two components: (a) a fee on assets invested in affiliated Funds (“Affiliated Fund Assets”); and (b) a fee on assets not invested in affiliated funds (“Other Assets”). Affiliated Funds are any Fund of JHF II and JHF III.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of each Portfolio.

Fee table for Affiliated Fund Assets

	First	Excess over
	$7.5 billion	$7.5 billion

Aggregate Net Assets of Lifecycle Portfolios	0.060%	0.050%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Other Assets of each Portfolio.

Fee table for Other Assets

	First	Excess over
	$7.5 billion	$7.5 billion

Aggregate Net Assets of Lifecycle Portfolios	0.510%	0.500%

52 PORTFOLIO DETAILS

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Portfolios and retains and compensates an investment subadviser to manage the assets of the Portfolios. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Portfolios are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. As of August 31, 2007, MFC Global (U.S.A.) and its affiliates had total assets under management of approximately $217 billion.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.), in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”), an affiliate of MFC Global (U.S.A.), has a sub-subadvisory agreement with MFC Global (U.S.A.). MFC Global (U.S.) assists in providing portfolio management to MFC Global (U.S.A.) in the management of the Lifecycle Retirement Portfolio.

The subadviser is compensated by the Adviser, and not by any of the Portfolios. Similarly, the sub-subadviser is compensated by the subadviser, and not by any of the Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the annual report to shareholders for the period ended August 31, 2007.

PORTFOLIO DETAILS 53

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Barry Evans
(since inception), co-portfolio manager
— portfolio management team member for the Lifecycle Retirement Portfolio — President and Chief Fixed Income Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm. — joined John Hancock Advisers, the sister firm of MFC Global (U.S.), in 1986

Steve Orlich
(since inception), co-portfolio manager
— Vice President and Senior Portfolio Manager of Asset Allocation — joined MFC Global (U.S.) in 1998

Demetrius Schetakis
(since 2007), leader of portfolio management team for the Lifecycle Retirement Portfolio
— joined MFC Global (U.S.) in June 2007 and has worked in the investment field since 1985

Mark Schmeer
(since inception), co-portfolio manager
— portfolio management team member for the Lifecycle Retirement Portfolio — Senior Vice President and Managing Director, North American Equities, for MFC Global (U.S.) as well as Chief Investment Officer of MFC Global (U.S.) — joined MFC Global (U.S.) in 1995

Scott Warlow
(since 2007), co-portfolio manager
— Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios — joined MFC Global (U.S.) in 2002

54 PORTFOLIO DETAILS

Financial highlights

The financial highlights table below for the Portfolios are intended to help investors understand the financial performance of the Portfolios for the past five years (or since inception in the case of a Portfolio in operation for less than five years). The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolios (assuming reinvestment of all dividends and distributions).

The financial statements of the Portfolios as of August 31, 2007, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHF II’s financial statements, in JHF II’s annual report which has been incorporated by reference into the SAI and is available upon request.

Lifecycle 2045 Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.04)

Net realized and unrealized gain (loss) on investments	1.22

Total from investment operations	1.18

Less distributions

From net investment income	(0.06)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.24)

Net asset value, end of period	$10.94

Total return[2] (%)	11.97	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	1.94	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.62	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.45	) [7]

Net assets, end of period (in thousands)	1,348

Portfolio turnover (%)	5	[6]

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.05)

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.12

Less distributions

From net investment income	(0.05)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.89

Total return[2] (%)	11.33	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	5.28	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.30	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.57	) [7]

Net assets, end of period (in thousands)	145

Portfolio turnover (%)	5	[6]

PORTFOLIO DETAILS 55

Lifecycle 2045 Portfolio	PERIOD ENDED

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.06)

Net realized and unrealized gain (loss) on investments	1.18

Total from investment operations	1.12

Less distributions

From net investment income	(0.05)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.89

Total return[2] (%)	11.33	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	5.11	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.32	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.63	) [7]

Net assets, end of period (in thousands)	152

Portfolio turnover (%)	5	[6]

Lifecycle 2040 Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.02)

Net realized and unrealized gain (loss) on investments	1.20

Total from investment operations	1.18

Less distributions

From net investment income	(0.05)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.22)

Net asset value, end of period	$10.96

Total return[2] (%)	11.99	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.15	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.62	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.18	) [7]

Net assets, end of period (in thousands)	584

Portfolio turnover (%)	3	[6]

56 PORTFOLIO DETAILS

Lifecycle 2040 Portfolio	PERIOD ENDED

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.05)

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.12

Less distributions

From net investment income	(0.04)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.21)

Net asset value, end of period	$10.91

Total return[2] (%)	11.35	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	5.17	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.30	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.58	) [7]

Net assets, end of period (in thousands)	157

Portfolio turnover (%)	3	[6]

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.05)

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.12

Less distributions

From net investment income	(0.04)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.21)

Net asset value, end of period	$10.91

Total return[2] (%)	11.35	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	5.31	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.31	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.56	) [7]

Net assets, end of period (in thousands)	127

Portfolio turnover (%)	3	[6]

PORTFOLIO DETAILS 57

Lifecycle 2035 Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.02)

Net realized and unrealized gain (loss) on investments	1.20

Total from investment operations	1.18

Less distributions

From net investment income	(0.04)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.16)

Net asset value, end of period	$11.02

Total return[2] (%)	11.92	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	2.47	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.62	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.20	) [7]

Net assets, end of period (in thousands)	610

Portfolio turnover (%)	4	[6]

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.06)

Net realized and unrealized gain (loss) on investments	1.18

Total from investment operations	1.12

Less distributions

From net investment income	(0.03)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$10.97

Total return[2] (%)	11.28	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	4.27	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.30	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.62	) [7]

Net assets, end of period (in thousands)	396

Portfolio turnover (%)	4	[6]

58 PORTFOLIO DETAILS

Lifecycle 2035 Portfolio	PERIOD ENDED

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.06)

Net realized and unrealized gain (loss) on investments	1.18

Total from investment operations	1.12

Less distributions

From net investment income	(0.03)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$10.97

Total return[2] (%)	11.28	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	4.13	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.31	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.66	) [7]

Net assets, end of period (in thousands)	243

Portfolio turnover (%)	4	[6]

Lifecycle 2030 Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.02)

Net realized and unrealized gain (loss) on investments	1.14

Total from investment operations	1.12

Less distributions

From net investment income	(0.06)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.21)

Net asset value, end of period	$10.91

Total return[2] (%)	11.38	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	2.02	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.63	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.23	) [7]

Net assets, end of period (in thousands)	1,135

Portfolio turnover (%)	3	[6]

PORTFOLIO DETAILS 59

Lifecycle 2030 Portfolio	PERIOD ENDED

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.05)

Net realized and unrealized gain (loss) on investments	1.10

Total from investment operations	1.05

Less distributions

From net investment income	(0.05)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.20)

Net asset value, end of period	$10.85

Total return[2] (%)	10.64	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.90	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.31	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.57	) [7]

Net assets, end of period (in thousands)	298

Portfolio turnover (%)	3	[6]

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.05)

Net realized and unrealized gain (loss) on investments	1.10

Total from investment operations	1.05

Less distributions

From net investment income	(0.05)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.20)

Net asset value, end of period	$10.85

Total return[2] (%)	10.64	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.82	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.31	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.59	) [7]

Net assets, end of period (in thousands)	551

Portfolio turnover (%)	3	[6]

60 PORTFOLIO DETAILS

Lifecycle 2025 Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.02

Net realized and unrealized gain (loss) on investments	1.03

Total from investment operations	1.05

Less distributions

From net investment income	(0.07)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.20)

Net asset value, end of period	$10.85

Total return[2] (%)	10.57	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	2.25	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.63	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.19	[7]

Net assets, end of period (in thousands)	661

Portfolio turnover (%)	3	[6]

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.03)

Net realized and unrealized gain (loss) on investments	1.01

Total from investment operations	0.98

Less distributions

From net investment income	(0.05)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.80

Total return[2] (%)	9.94	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.82	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.31	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.32	) [7]

Net assets, end of period (in thousands)	257

Portfolio turnover (%)	3	[6]

PORTFOLIO DETAILS 61

Lifecycle 2025 Portfolio	PERIOD ENDED

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.03)

Net realized and unrealized gain (loss) on investments	1.01

Total from investment operations	0.98

Less distributions

From net investment income	(0.05)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.80

Total return[2] (%)	9.94	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.81	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.32	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.32	) [7]

Net assets, end of period (in thousands)	232

Portfolio turnover (%)	3	[6]

Lifecycle 2020 Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.04

Net realized and unrealized gain (loss) on investments	0.94

Total from investment operations	0.98

Less distributions

From net investment income	(0.07)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.80

Total return[2] (%)	9.87	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	1.59	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.64	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.49	[7]

Net assets, end of period (in thousands)	1,491

Portfolio turnover (%)	7	[6]

62 PORTFOLIO DETAILS

Lifecycle 2020 Portfolio	PERIOD ENDED

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.01

Net realized and unrealized gain (loss) on investments	0.91

Total from investment operations	0.92

Less distributions

From net investment income	(0.06)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.75

Total return[2] (%)	9.24	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.29	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.32	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.06	[7]

Net assets, end of period (in thousands)	607

Portfolio turnover (%)	7	[6]

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	—	[9]

Net realized and unrealized gain (loss) on investments	0.92

Total from investment operations	0.92

Less distributions

From net investment income	(0.06)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.75

Total return[2] (%)	9.24	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.52	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.32	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	—	[7,16]

Net assets, end of period (in thousands)	613

Portfolio turnover (%)	7	[6]

PORTFOLIO DETAILS 63

Lifecycle 2015 Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.07

Net realized and unrealized gain (loss) on investments	0.76

Total from investment operations	0.83

Less distributions

From net investment income	(0.09)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.65

Total return[2] (%)	8.37	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	2.19	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.63	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.86	[7]

Net assets, end of period (in thousands)	836

Portfolio turnover (%)	9	[6]

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.04

Net realized and unrealized gain (loss) on investments	0.73

Total from investment operations	0.77

Less distributions

From net investment income	(0.08)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.60

Total return[2] (%)	7.74	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.28	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.32	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.46	[7]

Net assets, end of period (in thousands)	458

Portfolio turnover (%)	9	[6]

64 PORTFOLIO DETAILS

Lifecycle 2015 Portfolio	PERIOD ENDED

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.06

Net realized and unrealized gain (loss) on investments	0.71

Total from investment operations	0.77

Less distributions

From net investment income	(0.08)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.60

Total return[2] (%)	7.74	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	4.01	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.32	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.65	[7]

Net assets, end of period (in thousands)	261

Portfolio turnover (%)	9	[6]

Lifecycle 2010 Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.12

Net realized and unrealized gain (loss) on investments	0.57

Total from investment operations	0.69

Less distributions

From net investment income	(0.09)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$10.54

Total return[2] (%)	6.99	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	2.45	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.63	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.42	[7]

Net assets, end of period (in thousands)	665

Portfolio turnover (%)	17	[6]

PORTFOLIO DETAILS 65

Lifecycle 2010 Portfolio	PERIOD ENDED

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.11

Net realized and unrealized gain (loss) on investments	0.52

Total from investment operations	0.63

Less distributions

From net investment income	(0.08)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.14)

Net asset value, end of period	$10.49

Total return[2] (%)	6.36	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	5.13	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.30	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.23	[7]

Net assets, end of period (in thousands)	131

Portfolio turnover (%)	17	[6]

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.10

Net realized and unrealized gain (loss) on investments	0.54

Total from investment operations	0.64

Less distributions

From net investment income	(0.08)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.14)

Net asset value, end of period	$10.50

Total return[2] (%)	6.46	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	4.20	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.32	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.15	[7]

Net assets, end of period (in thousands)	415

Portfolio turnover (%)	17	[6]

66 PORTFOLIO DETAILS

Lifecycle Retirement Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.15

Net realized and unrealized gain (loss) on investments	0.46

Total from investment operations	0.61

Less distributions

From net investment income	(0.20)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.28)

Net asset value, end of period	$10.33

Total return[2] (%)	6.19	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	1.24	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.68	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.82	[7]

Net assets, end of period (in thousands)	4,270

Portfolio turnover (%)	56	[6]

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.15

Net realized and unrealized gain (loss) on investments	0.39

Total from investment operations	0.54

Less distributions

From net investment income	(0.15)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.31

Total return[2] (%)	5.47	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.17	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.36	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.69	[7]

Net assets, end of period (in thousands)	387

Portfolio turnover (%)	56	[6]

PORTFOLIO DETAILS 67

Lifecycle Retirement Portfolio	PERIOD ENDED

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.11

Net realized and unrealized gain (loss) on investments	0.43

Total from investment operations	0.54

Less distributions

From net investment income	(0.15)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.31

Total return[2] (%)	5.48	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	2.59	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.38	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.26	[7]

Net assets, end of period (in thousands)	1,358

Portfolio turnover (%)	56	[6]

1	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2	Assumes dividend reinvestment and does not reflect the effect of sales charges.

3	Does not include expenses of the underlying funds in which the Portfolio invests.

4	Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares began operations on 10-30-06.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Not annualized.

7	Annualized.

8	Does not take into consideration expense reductions during the period shown.

9	Less than $0.01 per share.

10	The Adviser made a payment to the Portfolio of $1,696. Excluding this payment, total returns would have been 11.26% and 11.52% for Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3 and Class 1. See Note 1.

11	The Adviser made a payment to the Portfolio of $2,707. Excluding this payment, total returns would have been 10.03%, 10.55% and 10.81% for Class R, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class 1. See Note 1.

12	The Adviser made a payment to the Portfolio of $2,881. Excluding this payment, total return would have been 9.48% for Class R1. There was no effect to the total returns for Class A, Class B, Class C, Class R, Class R2, Class R3, Class R4, Class R5 and Class 1. See Note 1.

13	The Adviser made a payment to the Portfolio of $6,640. Excluding this payment, total returns would have been 7.83%, 7.98% and 8.22% for Class R, Class R1 and Class R2, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class 1. See Note 1.

14	The Adviser made a payment to the Portfolio of $4,286. Excluding this payment, total returns would have been 6.45%, 6.85%, 6.72%, 6.97% and 7.23% for Class R, Class R2, Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R1 and Class 1. See Note 1.

15	The Adviser made a payment to the Portfolio of $21,459. Excluding this payment, total returns would have been 5.37%, 5.45%, 5.63%, 5.80%, 5.67%, 5.97% and 6.17% for Class B, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class C and Class 1. See Note 1.

16	Less than 0.01%.

17	Based on the average of the share outstanding.

68 PORTFOLIO DETAILS

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail:
John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779
© 2007 JOHN HANCOCK FUNDS, LLC LC0PN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Lifecycle Portfolios

CLASS R, R1, R2, R3, R4 AND R5 SHARES
Lifecycle 2050 Portfolio
Lifecycle 2045 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2010 Portfolio
Lifecycle Retirement Portfolio

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved these funds determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

This prospectus provides information about the ten Lifecycle Portfolios (each referred to as a “Portfolio”), which are funds of John Hancock Funds II (“JHF II”). Each of the Portfolios is a “fund of funds” that currently invests in a number of other funds of JHF II and John Hancock Funds III (“JHF III”), and may also invest in other affiliated funds (each referred to as a “Fund”) of the John Hancock funds complex. The Portfolios may also invest in nonaffiliated funds (each referred to as a “Nonaffiliated Underlying Fund”). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as “Underlying Funds”). Each Portfolio (except the Retirement Portfolio) seeks to provide an asset allocation strategy designed for investors planning to retire in a specific year by means of selected investment allocations among the Underlying Funds. The Retirement Portfolio seeks to provide an asset allocation strategy designed to provide a level of return able to sustain systematic withdrawals for investors who have already retired.

This prospectus relates to the Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares of the Portfolios. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Portfolios, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Portfolios, be sure to read all risk disclosure carefully before investing.

4

The Lifecycle Portfolios

Each Portfolio is a “fund of funds,” which invests in a number of Underlying Funds. The subadviser to each Portfolio allocates the assets of the Portfolio among the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative over time (except in the case of the Retirement Portfolio). Each Portfolio’s name refers to the approximate retirement year of the investors for whom the Portfolio’s asset allocation strategy is designed (except in the case of the Retirement Portfolio). For example, as of October 1, 2007, the Lifecycle 2045 Portfolio, which is designed for investors planning to retire around the year 2045, has a relatively aggressive target asset allocation of 100% of its assets in Underlying Funds that invest primarily in equity securities. By contrast, the Lifecycle 2010 Portfolio, which is designed for investors planning to retire around the year 2010, has a more conservative target asset allocation of approximately 58% of its assets invested in equity Underlying Funds and approximately 42% of its assets invested in fixed income Underlying Funds, as of October 1, 2007.

TARGET ALLOCATION CHART

		Target allocation among Underlying Funds
	Retirement year	as of October 1, 2007
Lifecycle Portfolio	(assumes retirement age of 65)	Equity funds	Fixed income funds
2050	2048 – 2052	100%	0%
2045	2043 – 2047	100%	0%
2040	2038 – 2042	100%	0%
2035	2033 – 2037	98%	2%
2030	2028 – 2032	95%	5%
2025	2023 – 2027	89%	11%
2020	2018 – 2022	81%	19%
2015	2013 – 2017	70%	30%
2010	2008 – 2012	58%	42%
Retirement	Post Retirement	50%	50%

The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by a Portfolio. Such adjustments may be made to increase or decrease a Portfolio’s holdings of particular asset classes or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of a Portfolio’s assets subject to the management of a particular Underlying Fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

 5

Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Retirement Portfolio.) As the glide path shows, each Portfolio’s asset mix becomes more conservative as time elapses. This reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since a Portfolio may be a primary source of income for you after retirement.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class based on the subadviser’s market outlook.

Each Portfolio has a target allocation for the broad asset classes of equities and fixed income. These target allocations are not expected to vary from the prescribed glide path formula (the neutral allocations) by more than plus or minus ten percentage points (except in the case of the Retirement Portfolio). Although the subadviser will not generally vary beyond the ten percentage point target allocation range, the subadviser may at times determine in light of market or economic conditions that this range should be exceeded to protect a Portfolio or to help it achieve its objective. For the Retirement Portfolio, the neutral allocations are 50% fixed income and 50% equity, however the target allocations are expected to change based on the Portfolio’s asset allocation strategy. There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money.

GLIDE PATH CHART

6

COMBINATION WITH RETIREMENT PORTFOLIO
JHF II’s Board of Trustees may, in its discretion, determine to combine a Portfolio with the Retirement Portfolio at any time on or after December 31 of the designated retirement year of a Portfolio (other than the Retirement Portfolio) or when the target allocation of a Portfolio (other than the Retirement Portfolio) matches the target allocation of the Retirement Portfolio. In such event, the Portfolio’s shareholders will become shareholders of the Retirement Portfolio. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination. After December 31 of the designated retirement year of a Portfolio, that Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

SUBADVISER
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Portfolios and formulates a continuous investment program for each Portfolio consistent with its investment goal and strategies.

Deutsche Investment Management Americas Inc. (“DeAM”) provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios.

MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”) provides sub-subadvisory services to MFC Global (U.S.A.) in its management of the Lifecycle Retirement Portfolio.

 7

 Lifecycle 2050 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2050 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

8 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	47803M267

Class R1
CUSIP	47803M259

Class R2
CUSIP	47803M242

Class R3
CUSIP	47803M234

Class R4
CUSIP	47803M226

Class R5
CUSIP	47803M218

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses[1]	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[2]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[3]	4.58%	4.58%	4.58%	4.48%	4.43%	4.38%

Total Portfolio operating expenses	5.39%	5.14%	4.89%	5.04%	4.74%	4.44%

Contractual expense reimbursement (at least until 12-31-08)[4]	4.19%	4.19%	4.19%	4.19%	4.19%	4.19%

Net Portfolio operating expenses	1.20%	0.95%	0.70%	0.85%	0.55%	0.25%

Underlying Funds expenses[5]	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%

Net Portfolio operating expenses and Underlying Fund expenses	1.98%	1.73%	1.48%	1.63%	1.33%	1.03%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$201	$1,457	$2,685	$5,629

Class R1	$176	$1,387	$2,577	$5,455

Class R2	$151	$1,317	$2,467	$5,277

Class R3	$166	$1,359	$2,533	$5,385

Class R4	$135	$1,274	$2,401	$5,167

Class R5	$105	$1,188	$2,266	$4,941

1	Based on estimated expenses for current year.
2	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
3	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
4	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
5	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 9

 Lifecycle 2045 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2045 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

10 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	47803M382

Class R1
CUSIP	47803M374

Class R2
CUSIP	47803M366

Class R3
CUSIP	47803M358

Class R4
CUSIP	47803M341

Class R5
CUSIP	47803M333

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	15.92%	16.12%	16.00%	15.89%	16.01%	15.96%

Total Portfolio operating expenses	16.73%	16.68%	16.31%	16.45%	16.32%	16.02%

Contractual expense reimbursement (at least until 12-31-08)[3]	15.65%	15.81%	15.69%	15.65%	15.80%	15.79%

Net Portfolio operating expenses	1.08%	0.87%	0.62%	0.80%	0.52%	0.23%

Underlying Funds expenses[4]	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%

Net Portfolio operating expenses and Underlying Fund expenses	1.89%	1.68%	1.43%	1.61%	1.33%	1.04%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$192	$3,370	$5,800	$9,662

Class R1	$171	$3,348	$5,780	$9,653

Class R2	$146	$3,275	$5,692	$9,592

Class R3	$164	$3,309	$5,730	$9,617

Class R4	$135	$3,269	$5,689	$9,593

Class R5	$106	$3,204	$5,612	$9,540

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 11

 Lifecycle 2040 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2040 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

12 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	47803M515

Class R1
CUSIP	47803M499

Class R2
CUSIP	47803M481

Class R3
CUSIP	47803M473

Class R4
CUSIP	47803M465

Class R5
CUSIP	47803M457

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	15.97%	16.05%	14.40%	15.03%	15.92%	15.65%

Total Portfolio operating expenses	16.78%	16.61%	14.71%	15.59%	16.23%	15.71%

Contractual expense reimbursement (at least until 12-31-08)[3]	15.70%	15.74%	14.08%	14.79%	15.71%	15.48%

Net Portfolio operating expenses	1.08%	0.87%	0.63%	0.80%	0.52%	0.23%

Underlying Funds expenses[4]	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%

Net Portfolio operating expenses and Underlying Fund expenses	1.89%	1.68%	1.44%	1.61%	1.33%	1.04%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$192	$3,377	$5,811	$9,670

Class R1	$171	$3,337	$5,766	$9,642

Class R2	$147	$3,032	$5,342	$9,298

Class R3	$164	$3,179	$5,547	$9,471

Class R4	$135	$3,256	$5,670	$9,578

Class R5	$106	$3,157	$5,545	$9,486

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 13

 Lifecycle 2035 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2035 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

14 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	47803M630

Class R1
CUSIP	47803M622

Class R2
CUSIP	47803M614

Class R3
CUSIP	47803M598

Class R4
CUSIP	47803M580

Class R5
CUSIP	47803M572

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	15.67%	15.73%	15.38%	15.66%	15.61%	15.02%

Total Portfolio operating expenses	16.48%	16.29%	15.69%	16.22%	15.92%	15.08%

Contractual expense reimbursement (at least until 12-31-08)[3]	15.41%	15.43%	15.08%	15.43%	15.42%	14.86%

Net Portfolio operating expenses	1.07%	0.86%	0.61%	0.79%	0.50%	0.22%

Underlying Funds expenses[4]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%

Net Portfolio operating expenses and Underlying Fund expenses	1.87%	1.66%	1.41%	1.59%	1.30%	1.02%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$190	$3,330	$5,746	$9,622

Class R1	$169	$3,287	$5,696	$9,590

Class R2	$144	$3,179	$5,556	$9,485

Class R3	$162	$3,271	$5,678	$9,578

Class R4	$132	$3,206	$5,601	$9,524

Class R5	$104	$3,057	$5,402	$9,366

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 15

 Lifecycle 2030 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2030 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

16 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	47803M754

Class R1
CUSIP	47803M747

Class R2
CUSIP	47803M739

Class R3
CUSIP	47803M721

Class R4
CUSIP	47803M713

Class R5
CUSIP	47803M697

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	15.23%	15.68%	15.64%	15.62%	15.57%	15.51%

Total Portfolio operating expenses	16.04%	16.24%	15.95%	16.18%	15.88%	15.57%

Contractual expense reimbursement (at least until 12-31-08)[3]	14.97%	15.38%	15.34%	15.39%	15.38%	15.35%

Net Portfolio operating expenses	1.07%	0.86%	0.61%	0.79%	0.50%	0.22%

Underlying Funds expenses[4]	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%

Net Portfolio operating expenses and Underlying Fund expenses	1.85%	1.64%	1.39%	1.57%	1.28%	1.00%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$188	$3,260	$5,649	$9,547

Class R1	$167	$3,275	$5,681	$9,578

Class R2	$142	$3,214	$5,607	$9,527

Class R3	$160	$3,261	$5,665	$9,567

Class R4	$130	$3,195	$5,587	$9,513

Class R5	$102	$3,128	$5,506	$9,455

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 17

 Lifecycle 2025 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2025 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

18 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	41015E239

Class R1
CUSIP	41015E221

Class R2
CUSIP	41015E213

Class R3
CUSIP	41015E197

Class R4
CUSIP	41015E189

Class R5
CUSIP	41015E171

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	15.50%	15.58%	15.39%	13.87%	15.46%	15.28%

Total Portfolio operating expenses	16.31%	16.14%	15.70%	14.43%	15.77%	15.34%

Contractual expense reimbursement (at least until 12-31-08)[3]	15.23%	15.27%	15.08%	13.62%	15.25%	15.11%

Net Portfolio operating expenses	1.08%	0.87%	0.62%	0.81%	0.52%	0.23%

Underlying Funds expenses[4]	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%

Net Portfolio operating expenses and Underlying Fund expenses	1.85%	1.64%	1.39%	1.58%	1.29%	1.00%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$188	$3,299	$5,703	$9,590

Class R1	$167	$3,258	$5,658	$9,560

Class R2	$142	$3,174	$5,551	$9,481

Class R3	$161	$2,992	$5,275	$9,232

Class R4	$131	$3,178	$5,561	$9,492

Class R5	$102	$3,091	$5,453	$9,410

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 19

 Lifecycle 2020 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2020 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

20 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	41015E353

Class R1
CUSIP	41015E346

Class R2
CUSIP	41015E338

Class R3
CUSIP	41015E320

Class R4
CUSIP	41015E312

Class R5
CUSIP	41015E296

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	15.44%	15.58%	14.92%	15.02%	15.44%	8.16%

Total Portfolio operating expenses	16.25%	16.14%	15.23%	15.58%	15.75%	8.22%

Contractual expense reimbursement (at least until 12-31-08)[3]	15.17%	15.27%	14.61%	14.78%	15.23%	7.99%

Net Portfolio operating expenses	1.08%	0.87%	0.62%	0.80%	0.52%	0.23%

Underlying Funds expenses[4]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

Net Portfolio operating expenses and Underlying Fund expenses	1.83%	1.62%	1.37%	1.55%	1.27%	0.98%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$186	$3,285	$5,686	$9,577

Class R1	$165	$3,254	$5,652	$9,556

Class R2	$139	$3,098	$5,442	$9,389

Class R3	$158	$3,164	$5,528	$9,457

Class R4	$129	$3,170	$5,552	$9,485

Class R5	$100	$1,893	$3,546	$7,138

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 21

 Lifecycle 2015 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2015 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

22 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	41015E478

Class R1
CUSIP	41015E460

Class R2
CUSIP	41015E452

Class R3
CUSIP	41015E445

Class R4
CUSIP	41015E437

Class R5
CUSIP	41015E429

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	15.82%	15.91%	15.00%	15.82%	15.77%	15.71%

Total Portfolio operating expenses	16.63%	16.47%	15.31%	16.38%	16.08%	15.77%

Contractual expense reimbursement (at least until 12-31-08)[3]	15.55%	15.60%	14.69%	15.58%	15.56%	15.54%

Net Portfolio operating expenses	1.08%	0.87%	0.62%	0.80%	0.52%	0.23%

Underlying Funds expenses[4]	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%

Net Portfolio operating expenses and Underlying Fund expenses	1.85%	1.64%	1.39%	1.57%	1.29%	1.00%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$188	$3,346	$5,770	$9,641

Class R1	$167	$3,308	$5,727	$9,614

Class R2	$142	$3,115	$5,465	$9,409

Class R3	$160	$3,289	$5,705	$9,599

Class R4	$131	$3,225	$5,628	$9,546

Class R5	$102	$3,157	$5,547	$9,489

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 23

 Lifecycle 2010 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2010 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

24 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	41015E593

Class R1
CUSIP	41015E585

Class R2
CUSIP	41015E577

Class R3
CUSIP	41015E569

Class R4
CUSIP	41015E551

Class R5
CUSIP	41015E544

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	16.31%	16.33%	16.31%	16.25%	16.20%	16.14%

Total Portfolio operating expenses	17.12%	16.89%	16.62%	16.81%	16.51%	16.20%

Contractual expense reimbursement (at least until 12-31-08)[3]	16.03%	16.02%	16.00%	16.01%	15.99%	15.97%

Net Portfolio operating expenses	1.09%	0.87%	0.62%	0.80%	0.52%	0.23%

Underlying Funds expenses[4]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

Net Portfolio operating expenses and Underlying Fund expenses	1.84%	1.62%	1.37%	1.55%	1.27%	0.98%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$187	$3,415	$5,865	$9,710

Class R1	$165	$3,366	$5,808	$9,675

Class R2	$139	$3,308	$5,741	$9,632

Class R3	$158	$3,349	$5,789	$9,662

Class R4	$129	$3,285	$5,714	$9,613

Class R5	$100	$3,217	$5,634	$9,560

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 25

 Lifecycle Retirement Portfolio

Goal and strategy

GOAL: The Portfolio seeks maximum real return, consistent with the preservation of capital and prudent investment management.

STRATEGY: To pursue this goal, the Portfolio may invest in various Funds of the John Hancock funds complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in Underlying Funds.

In employing its investment strategies for the Portfolio, the subadviser attempts to achieve a total rate of return that will support an inflation-adjusted average annual withdrawal rate of 6% of initial investment (before fees) over a long-term time horizon (approximately 30 years) while attempting to maintain a low probability of negative returns in any 12-month time period. The Adviser and subadviser do not represent or guarantee that the Portfolio will meet this total return goal or achieve positive returns every year.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

26 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Retirement target allocation risk

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	47804A601

Class R1
CUSIP	47804A700

Class R2
CUSIP	47804A809

Class R3
CUSIP	47804A882

Class R4
CUSIP	47804A874

Class R5
CUSIP	47804A866

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	15.46%	15.48%	15.41%	15.40%	15.35%	15.30%

Total Portfolio operating expenses	16.32%	16.09%	15.77%	16.01%	15.71%	15.41%

Contractual expense reimbursement (at least until 12-31-08)[3]	15.20%	15.18%	15.11%	15.17%	15.16%	15.14%

Net Portfolio operating expenses	1.12%	0.91%	0.66%	0.84%	0.55%	0.27%

Underlying Funds expenses[4]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%

Net Portfolio operating expenses and Underlying Fund expenses	1.82%	1.61%	1.36%	1.54%	1.25%	0.97%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$185	$3,288	$5,689	$9,580

Class R1	$164	$3,238	$5,631	$9,539

Class R2	$138	$3,172	$5,550	$9,481

Class R3	$157	$3,221	$5,610	$9,525

Class R4	$127	$3,155	$5,531	$9,469

Class R5	$99	$3,089	$5,451	$9,410

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 27

Other permitted investments

A Portfolio may directly:

■	Purchase U.S. government securities and short-term paper.
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Portfolio, including exchange traded funds.
■	Purchase domestic and foreign equity and fixed-income securities.
■	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
■	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
■	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.
■	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
■	Make short sales of securities (borrow and sell securities not owned by the Portfolio), either to realize appreciation when a security that the Portfolio does not own declines in value or as a hedge against potential declines in the value of a Portfolio security.
■	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities- linked derivatives.

A Portfolio may use various investment strategies such as hedging and other related transactions. For example, a Portfolio may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a Portfolio. In addition, these strategies may be used to gain exposure to a particular securities market. A Portfolio also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risks” in both the prospectus and the Statement of Additional Information (“SAI”).

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Portfolios are not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Portfolios’ Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

Temporary defensive investing

A Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

■	meeting redemption requests,
■	making other anticipated cash payments, or
■	protecting a Portfolio in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent a Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

Management of a Portfolio

Subject to the limitations described above, a Portfolio may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by a Portfolio. Such adjustments may be made, for example, to increase or decrease a Portfolio’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of a Portfolio’s assets subject to the management of a particular Underlying Fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

28

 Your account

Who can buy Class R, R1, R2, R3, R4 and R5 shares

Class R, R1, R2, R3, R4 and R5 shares are available to certain types of investors, as noted below:

■	Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the “Code”)(“529 Plans”) distributed by John Hancock or one of its affiliates.
■	Retirement plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.
■	Class R, R1, R2, R3, R4 and R5 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the fund through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).
■	Retirement plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest in Class R, R1, R2, R3, R4 and R5 shares.

All Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class R, R1, R2, R3, R4 and R5 shares cost structure

The Class R, R1, R2, R3, R4 and R5 shares of the fund are sold without any front-end or deferred sales charges. Each of the R, R1, R2, R3 and R4 share classes has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. The Class R5 shares do not have a Rule 12b-1 plan.

Class R

■	Distribution and service (Rule 12b-1) fees of 0.75%.

Class R1

■	Distribution and service (Rule 12b-1) fees of 0.50%.

Class R2

■	Distribution and service (Rule 12b-1) fees of 0.25%.

Class R3

■	Distribution and service (Rule 12b-1) fees of 0.50%.

Class R4

■	Distribution and service (Rule 12b-1) fees of 0.25%.

The fund has adopted Service Plans for the Class R, R1, R2, R3, R4 and R5 shares of the fund which authorize the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans. The service fee is a specified percentage of the average daily net assets of fund’s share class held by plan participants and is 0.25% for Class R, Class R1 and Class R2, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any plan which may use a fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formally the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may

YOUR ACCOUNT 29

earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy Class R, R1, R2, R3, R4 and R5 shares.”

3	Eligible retirement plans generally may open an account and purchase Class R, R1, R2, R3, R4 and R5 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R, R1, R2, R3, R4 and R5 shares of the fund.

Additional shares may be purchased through a retirement plan’s administrator or recordkeeper. There is no minimum initial investment for Class R, R1, R2, R3, R4 and R5 shares.

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R, R1, R2, R3, R4 and R5 shares of the fund.

30 YOUR ACCOUNT

Transaction policies

Valuation of shares

The NAV per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. eastern time). The NAV for the fund is calculated based upon the NAVs of the Underlying Funds and other investments in which it invests. The prospectus for the Underlying Funds explains the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class or Money Market Fund Class A, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into the fund’s shares. The fund may change or cancel its exchange policies at any time, upon 60 days’ notice to its shareholders.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAVs at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

YOUR ACCOUNT 31

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows from your plan’s recordkeeper.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31 by your plan’s recordkeeper.

Dividends

The fund, other than the Lifecycle Retirement Portfolio, generally declares and pays income dividends annually. The Lifecycle Retirement

32 YOUR ACCOUNT

Portfolio declares and pays dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s entire portfolio holdings as of the applicable calendar quarter end.

YOUR ACCOUNT 33

 Risks of investing in the Portfolios

Commodity risk
Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk
The Portfolio’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds (ETFs) risk
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk
The Portfolio’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

The Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks. As a Portfolio’s asset mix becomes more conservative, the Portfolio becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk
The Portfolio bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.

Short sales risk
Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security.

Target allocation risks
The “Target Allocation Chart” illustrates the Portfolios’ target allocations between equity and fixed income securities. The initial target allocation for the Portfolios are: Lifecycle 2010 Portfolio is 58% equity securities and 42% fixed income securities; Lifecycle 2015 Portfolio is 70% equity securities and 30% fixed income securities; Lifecycle 2020 Portfolio is 81% equity securities and 19% fixed income securities; Lifecycle 2025 Portfolio is 89% equity securities and 11% fixed income securities; Lifecycle 2030 Portfolio is 95% equity securities and 5% fixed income securities; Lifecycle 2035 Portfolio is 98% equity securities and 2% fixed income securities; Lifecycle 2040 Portfolio is 100% equity securities and 0% fixed income securities; Lifecycle 2045 Portfolio is 100% equity securities and 0% fixed income securities; and Lifecycle 2050 Portfolio is 100% equity securities and 0% fixed income securities. When a Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” Over time, as a Portfolio gets closer to its target date a Portfolio’s asset mix becomes more conservative as it contains more fixed-income and short-term fixed-income securities. The risks associated with fixed income and short-term fixed-income securities are explained under “Interest rate risk,” “Credit and counterparty risk” and “Lower rated fixed income securities.” A Portfolio’s transformation reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the Portfolio may be a primary source of income for an investor after retirement.

Retirement target allocation risk
The initial target allocation for the Lifecycle Retirement Portfolio is 50% equity securities and 50% fixed income securities, also see the “Target Allocation Chart.” When the Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” The risks associated with fixed-income and short-term fixed income securities are explained under “Interest rate risk,” “Credit and counterparty risk” and “Lower rated fixed-income securities.”

34 RISKS OF INVESTING IN THE PORTFOLIOS

 Information about the Underlying Funds

Risks of investing in the Underlying Funds

By owning shares of Underlying Funds, a Portfolio indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that a Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the counter (“OTC”) derivatives contract, see “Hedging derivatives and other strategic transactions risk,” or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the

INFORMATION ABOUT THE UNDERLYING FUNDS 35

companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed income securities risk
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

■	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
■	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
■	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
■	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities Risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries,

36 INFORMATION ABOUT THE UNDERLYING FUNDS

nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk
The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other Strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the Statement of Additional Information.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

INFORMATION ABOUT THE UNDERLYING FUNDS 37

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

These investment strategies and securities are described further in the SAI.

38 INFORMATION ABOUT THE UNDERLYING FUNDS

Description of Funds

A Portfolio may invest in any of the Funds. The following tables set forth, separately for the fixed income and the equity Funds of the John Hancock funds complex: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds’ investment goals and principal strategies. Additional investment practices are described in JHF II’s SAI and in the prospectus for these Funds. A Portfolio may also invest in other Underlying Funds not described in the chart.

Fixed-Income Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Bond Fund Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC	0.68%	Seeks income and capital appreciation by investing at least 80% of its assets in a diversified mix of debt securities and instruments.

Core Bond Fund Wells Capital Management, Incorporated	0.77%	Seeks total return consisting of income and capital appreciation by normally investing in a broad range of investment-grade debt securities. The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the Fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

Floating Rate Income Fund Western Asset Management Company	0.77%	Seeks a high level of current income. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa or BBB by a nationally recognized statistical rating organization such as Moody’s Investor Services (“Moody’s”) or Standard & Poor’s (“S&P”)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

Global Bond Fund Pacific Investment Management Company LLC	0.81%	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars.

High Income Fund MFC Global Investment Management (U.S.), LLC	0.73%	Seeks high current income by normally investing at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents.

High Yield Fund Western Asset Management Company	0.70%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

Income Fund Franklin Advisers, Inc.	0.41%	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

Investment Quality Bond Fund Wellington Management Company, LLP	0.73%	Seeks a high level of current income consistent with the maintenance of principal and liquidity by investing in a diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The Fund may also invest up to 20% of its assets in non-investment grade fixed income securities.

INFORMATION ABOUT THE UNDERLYING FUNDS 39

Real Return Bond Fund Pacific Investment Management Company LLC	0.74%	Seeks maximum real return, consistent with preservation of real capital and prudent investment management, by normally investing at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

Spectrum Income Fund T. Rowe Price Associates, Inc.	0.86%	Seeks a high level of current income with moderate share price fluctuation. The Fund diversifies its assets widely among market segments and seeks to maintain broad exposure to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular segments over time. The Fund normally invests in investment grade corporate, and foreign and emerging market fixed income securities, income-oriented stocks (up to 40% of its assets), short-term securities, asset-backed and mortgage related securities and U.S. Government securities. The Fund may invest up to 40% of its assets in high yield fixed-income securities (commonly known as “junk bonds”).

Strategic Bond Fund Western Asset Management Company	0.76%	Seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the Fund’s assets among certain segments of the fixed income market in the manner the subadviser believes will best contribute to achieving the Fund’s investment goal.

Strategic Income Fund MFC Global Investment Management (U.S.), LLC	0.78%	Seeks a high level of current income by normally investing primarily in: foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

Total Bond Market Fund Declaration Management & Research LLC	0.56%	Seeks to track the performance of the Lehman Brothers Aggregate Index (which represents the U.S. investment grade bond market). The Fund normally invests at least 80% of its assets in securities listed in this Index. The Fund is an intermediate-term bond fund of high and medium credit quality.

Total Return Fund Pacific Investment Management Company LLC	0.78%	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by normally investing at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, future contracts, or swap agreements.

U.S. Government Securities Fund Western Asset Management Company	0.71%	Seeks a high level of current income, consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

U.S. High Yield Bond Fund Wells Capital Management, Incorporated	0.79%	Seeks total return with a high level of current income by normally investing primarily in below investment-grade debt securities (commonly known as “junk bonds” or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

Equity Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

All Cap Core Fund Deutsche Investment Management Americas Inc.	0.83%	Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small-, mid- and large-cap), primarily those within the Russell 3000 Index.

All Cap Growth Fund A I M Capital Management, Inc.	0.92%	Seeks long-term capital appreciation by normally investing its assets principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

All Cap Value Fund Lord, Abbett & Co. LLC	0.88%	Seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

40 INFORMATION ABOUT THE UNDERLYING FUNDS

Blue Chip Growth Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to achieve long-term growth of capital (current income is a secondary objective) by normally investing at least 80% of its total assets in the common stocks of large- and medium-sized blue chip growth companies. Some of the stocks in the portfolio are expected to pay dividends.

Capital Appreciation Fund Jennison Associates LLC	0.76%	Seeks long-term growth of capital by investing at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

Core Allocation Plus Fund Wellington Management Company	1.06%	Seeks total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Core Equity Fund Legg Mason Capital Management, Inc.	0.81%	Seeks long-term capital growth by normally investing primarily in equity securities that, in the subadviser’s opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser’s assessment of their intrinsic value.

Dynamic Growth Fund Deutsche Investment Management Americas Inc.	1.05%	Seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

Emerging Growth Fund MFC Global Investment Management (U.S.), LLC	0.83%	Seeks superior long-term rates of return through capital appreciation by normally investing primarily in high quality securities and convertible instruments of small-cap U.S. companies.

Emerging Markets Value Fund Dimensional Fund Advisors LP	1.10%	Seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

Emerging Small Company Fund RCM Capital Management LLC	1.02%	Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small Cap 600 Index.

Equity-Income Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

Fundamental Value Fund Davis Selected Advisers, L.P.	0.80%	Seeks growth of capital by normally investing in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

Global Allocation Fund UBS Global Asset Management (Americas) Inc.	1.00%	Seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

Global Fund Templeton Global Advisors Limited	1.00%	Seeks long-term capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

INFORMATION ABOUT THE UNDERLYING FUNDS 41

Global Real Estate Fund Deutsche Investment Management Americas Inc.	1.08%	Seeks to achieve a combination of long-term capital appreciation and current income by investing at least 80% of net assets in equity securities of real estate investment trusts (“REIT”) and real estate companies including foreign REITs and real estate companies.

Index 500 Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.

International Equity Index Fund SSgA Funds Management, Inc.	0.56%	Under normal market conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”). As of August 31, 2007, the market capitalizations of companies included in the MSCI ACW ex-US Index ranged from $93.4 million to $220.8 billion.

International Opportunities Fund Marsico Capital Management, LLC	0.99%	Seeks long-term growth of capital by normally investing at least 65% of its assets in common stocks of foreign companies selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

International Small Cap Fund Templeton Investment Counsel, LLC	1.11%	Seeks long-term capital appreciation by investing primarily in the common stock of smaller companies outside the U.S. and normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less (“small-company securities”).

International Small Company Fund Dimensional Fund Advisors LP	1.11%	Seeks long-term capital appreciation by primarily investing its assets in equity securities of non-U.S. small companies of developed markets under normal market conditions.

International Value Fund Templeton Investment Counsel, Inc.	0.93%	Seeks long-term growth of capital by normally investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Large Cap Fund UBS Global Asset Management (Americas) Inc.	0.76%	Seeks to maximize total return, consisting of capital appreciation and current income, by normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large-capitalization companies.

Large Cap Value Fund BlackRock Investment Management, LLC	0.86%	Seeks long-term growth of capital by investing, primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investments purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index.

Mid Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.

Mid Cap Intersection Fund Wellington Management Company, LLP	0.94%	To seek long-term growth of capital. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell Midcap Index or the S&P Midcap 400 Index.

42 INFORMATION ABOUT THE UNDERLYING FUNDS

Mid Cap Stock Fund Wellington Management Company, LLP	0.88%	Seeks long-term growth of capital by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The Fund tends to invest in companies having market capitalizations similar to those of companies included in the Russell Midcap Index.

Mid Cap Value Equity Fund RiverSource Investments, LLC	0.94%	Seeks to provide long-term growth of capital by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies.

Mid Cap Value Fund Lord, Abbett & Co. LLC	0.91%	Seeks capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Midcap Index.

Natural Resources Fund Wellington Management Company, LLP	1.09%	Seeks long-term total return by normally investing primarily in equity and equity-related securities of natural resource-related companies worldwide.

Optimized Value Fund MFC Global Investment Management (U.S.A.) Limited	0.69%	Seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.

Quantitative All Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.80%	Seeks long-term growth of capital by normally investing primarily in equity securities of U.S companies. The Fund will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

Quantitative Mid Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.81%	Seeks long-term growth of capital by normally investing at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

Real Estate Equity Fund T. Rowe Price Associates, Inc.	0.87%	Seeks to provide long-term growth through a combination of capital appreciation and current income by investing at least 80% of its net assets in the equity securities of real estate companies, including REITs, real estate operating companies, brokers, developers and other companies with at least 50% of revenues, profits or assets related to real estate activities.

Real Estate Securities Fund Deutsche Investment Management Americas Inc.	0.75%	Seeks to achieve a combination of long-term capital appreciation and current income by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies.

Science & Technology Fund T. Rowe Price Associates, Inc. and RCM Capital Management LLC	1.15%	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement and/or use of science and technology. For purposes of satisfying this requirement, common stocks may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

Small Cap Fund Independence Investments LLC	0.90%	Seeks maximum capital appreciation consistent with reasonable risk to principal by normally investing at least 80% of its net assets in equity securities of companies whose market capitalizations do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index and (c) the market capitalization of the companies in the S&P Small Cap 600 Index.

Small Cap Growth Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing primarily in small-cap companies believed to offer above average potential for growth in revenues and earnings.

Small Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.54%	Seeks to approximate the aggregate total return of a small-cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.

INFORMATION ABOUT THE UNDERLYING FUNDS 43

Small Cap Opportunities Fund Munder Capital Management	1.04%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

Small Cap Value Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

Small Company Fund American Century Investment Management, Inc.	1.20%	Seeks long-term capital growth by normally investing primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the Fund’s portfolio of stocks.

Small Company Growth Fund A I M Capital Management, Inc.	1.11%	Seeks long-term growth of capital by normally investing at least 80% of its assets in securities of small-capitalization companies. The subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

Small Company Value Fund T. Rowe Price Associates, Inc.	1.01%	Seeks long-term growth of capital by investing primarily in small companies whose common stocks are believed to be undervalued. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

Total Stock Market Index Fund MFC Global Investment Management (U.S.A.) Limited	0.56%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.

U.S. Global Leaders Growth Fund T. Rowe Price Associates, Inc.	0.72%	Seeks long-term growth of capital by normally investing primarily in common stocks of “U.S. Global Leaders” companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.

U.S. Multi-Sector Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.80%	Seeks long-term capital appreciation. The Fund normally invests in securities in the Wilshire 5000 Index, an independently maintained index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S.

Value & Restructuring Fund UST Advisers, Inc.	0.86%	Seeks long-term capital appreciation by investing primarily (at least 65% of its assets) in common stocks of U.S. and foreign companies whose share price in the opinion of the subadviser, do not reflect the economic value of the company’s assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company. In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.

Value Fund Morgan Stanley Investment Management Inc. d/b/a Van Kampen	0.99%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalizations of companies in the Russell Midcap Value Index.

Vista Fund American Century Investment Management, Inc.	0.97%	Seeks long-term capital growth by normally investing in common stocks of U.S. and foreign companies that are medium-sized and smaller at the time of purchase. The Fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy.

44 INFORMATION ABOUT THE UNDERLYING FUNDS

Equity Funds — John Hancock Funds III

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.

Global Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.17%	Seeks to achieve high total return by seeking to outperform its benchmark, the S&P/Citigroup Primary Market Index (“PMI”) World Growth Index. The Fund typically invests in a diversified portfolio of equity investments from the world’s developed markets.

Growth Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

International Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.10%	Seeks to achieve high total return by seeking to outperform its benchmark, the MSCI EAFE Index. The Fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.

Intrinsic Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

U.S. Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.

U.S. Quality Equity Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The Fund typically holds between 40 and 80 stocks.

Equity Funds — John Hancock Investment Trust

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Small Cap Intrinsic Value Fund MFC Global Investment Management (U.S.), LLC	0.92%	The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Value Index, which was $19 million to $5.08 billion as of November 30, 2007).

INFORMATION ABOUT THE UNDERLYING FUNDS 45

 Portfolio details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolios.

The Trustees have the power to change the investment goal of the Portfolios without shareholder approval.

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser
MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Provides portfolio management to the fund.

Sub-subadviser
MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199-7603
Provides portfolio management to the fund.

Custodian
State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor
John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent
John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule

A Portfolio pays the Adviser a management fee for its services to the Portfolio. The management fee has two components: (a) a fee on assets invested in affiliated Funds (“Affiliated Fund Assets”); and (b) a fee on assets not invested in affiliated funds (“Other Assets”). Affiliated Funds are any Fund of JHF II and JHF III.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of each Portfolio.

Fee table for Affiliated Fund Assets

	First	Excess over
	$7.5 billion	$7.5 billion

Aggregate Net Assets of Lifecycle Portfolios	0.060%	0.050%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Other Assets of each Portfolio.

Fee table for Other Assets

	First	Excess over
	$7.5 billion	$7.5 billion

Aggregate Net Assets of Lifecycle Portfolios	0.510%	0.500%

46 PORTFOLIO DETAILS

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Portfolios and retains and compensates an investment subadviser to manage the assets of the Portfolios. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Portfolios are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. As of August 31, 2007, MFC Global (U.S.A.) and its affiliates had total assets under management of approximately $217 billion.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.), in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”), an affiliate of MFC Global (U.S.A.), has a sub-subadvisory agreement with MFC Global (U.S.A.). MFC Global (U.S.) assists in providing portfolio management to MFC Global (U.S.A.) in the management of the Lifecycle Retirement Portfolio.

The subadviser is compensated by the Adviser, and not by any of the Portfolios. Similarly, the sub-subadviser is compensated by the subadviser, and not by any of the Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the annual report to shareholders for the period ended in August 31, 2007.

PORTFOLIO DETAILS 47

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Barry Evans
(since inception), co-portfolio manager
— portfolio management team member for the Lifecycle Retirement Portfolio — President and Chief Fixed Income Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm. — joined John Hancock Advisers, the sister firm of MFC Global (U.S.) in 1986

Steve Orlich
(since inception), co-portfolio manager
— Vice President and Senior Portfolio Manager of Asset Allocation — joined MFC Global (U.S.) in 1998

Demetrius Schetakis
(since 2007), leader of portfolio management team for the Lifecycle Retirement Portfolio
— joined MFC Global (U.S.) in June 2007 and has worked in the investment field since 1985

Mark Schmeer
(since inception), co-portfolio manager
— (since inception), portfolio management team member for the Lifecycle Retirement Portfolio — Senior Vice President and Managing Director, North American Equities, for MFC Global (U.S.) as well as Chief Investment Officer of MFC Global (U.S.) — joined MFC Global (U.S.) in 1995

Scott Warlow
(since 2007), co-portfolio manager
— Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios — joined MFC Global (U.S.) in 2002

48 PORTFOLIO DETAILS

Financial highlights

The financial highlights table below for the Portfolios are intended to help investors understand the financial performance of the Portfolios for the past five years (or since inception in the case of a Portfolio in operation for less than five years). The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolios (assuming reinvestment of all dividends and distributions).

The financial statements of the Portfolios as of August 31, 2007, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHF II’s financial statements, in JHF II’s annual report which has been incorporated by reference into the SAI and is available upon request.

Lifecycle 2045 Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	(0.03)

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.14

Less distributions

From net investment income	(0.05)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.91

Total return[2] (%)	11.53	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.73	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.08	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.31	) [7]

Net assets, end of period (in thousands)	121

Portfolio turnover (%)	5	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	(0.01)

Net realized and unrealized gain (loss) on investments	1.16

Total from investment operations	1.15

Less distributions

From net investment income	(0.05)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.92

Total return[2] (%)	11.68	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.68	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.87	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.09	) [7]

Net assets, end of period (in thousands)	113

Portfolio turnover (%)	5	[6]

PORTFOLIO DETAILS 49

Lifecycle 2045 Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.01

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.18

Less distributions

From net investment income	(0.06)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.24)

Net asset value, end of period	$10.94

Total return[2] (%)	11.93	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.31	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.62	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.15	[7]

Net assets, end of period (in thousands)	117

Portfolio turnover (%)	5	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	—	[9]

Net realized and unrealized gain (loss) on investments	1.16

Total from investment operations	1.16

Less distributions

From net investment income	(0.05)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.93

Total return[2] (%)	11.80	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.45	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.80	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.03	) [7]

Net assets, end of period (in thousands)	118

Portfolio turnover (%)	5	[6]

50 PORTFOLIO DETAILS

Lifecycle 2045 Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.02

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.19

Less distributions

From net investment income	(0.06)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.24)

Net asset value, end of period	$10.95

Total return[2] (%)	12.06	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.32	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.52	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.26	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	5	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.05

Net realized and unrealized gain (loss) on investments	1.16

Total from investment operations	1.21

Less distributions

From net investment income	(0.06)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.24)

Net asset value, end of period	$10.97

Total return[2] (%)	12.32	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.02	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.23	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.55	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	5	[6]

PORTFOLIO DETAILS 51

Lifecycle 2040 Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	(0.03)

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.14

Less distributions

From net investment income	(0.04)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.21)

Net asset value, end of period	$10.93

Total return[2] (%)	11.55	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.78	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.08	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.30	) [7]

Net assets, end of period (in thousands)	115

Portfolio turnover (%)	3	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	(0.01)

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.16

Less distributions

From net investment income	(0.05)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.22)

Net asset value, end of period	$10.94

Total return[2] (%)	11.70	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.61	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.87	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.09	) [7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	3	[6]

52 PORTFOLIO DETAILS

Lifecycle 2040 Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.01

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.18

Less distributions

From net investment income	(0.05)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.22)

Net asset value, end of period	$10.96

Total return[2] (%)	11.95	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	14.71	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.63	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.07	[7]

Net assets, end of period (in thousands)	274

Portfolio turnover (%)	3	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	(0.01)

Net realized and unrealized gain (loss) on investments	1.18

Total from investment operations	1.17

Less distributions

From net investment income	(0.05)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.22)

Net asset value, end of period	$10.95

Total return[2] (%)	11.82	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.59	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.80	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.07	) [7]

Net assets, end of period (in thousands)	141

Portfolio turnover (%)	3	[6]

PORTFOLIO DETAILS 53

Lifecycle 2040 Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.02

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.19

Less distributions

From net investment income	(0.05)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.22)

Net asset value, end of period	$10.97

Total return[2] (%)	12.07	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.23	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.52	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.26	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	3	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.05

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.22

Less distributions

From net investment income	(0.06)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.99

Total return[2] (%)	12.33	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.71	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.23	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.53	[7]

Net assets, end of period (in thousands)	115

Portfolio turnover (%)	3	[6]

54 PORTFOLIO DETAILS

Lifecycle 2035 Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	(0.02)

Net realized and unrealized gain (loss) on investments	1.16

Total from investment operations	1.14

Less distributions

From net investment income	(0.03)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$10.99

Total return[2] (%)	11.47	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.48	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.07	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.20	) [7]

Net assets, end of period (in thousands)	114

Portfolio turnover (%)	4	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	—	[9]

Net realized and unrealized gain (loss) on investments	1.15

Total from investment operations	1.15

Less distributions

From net investment income	(0.03)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$11.00

Total return[2] (%)	11.62	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.29	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.86	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.01	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	4	[6]

PORTFOLIO DETAILS 55

Lifecycle 2035 Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.02

Net realized and unrealized gain (loss) on investments	1.16

Total from investment operations	1.18

Less distributions

From net investment income	(0.04)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.16)

Net asset value, end of period	$11.02

Total return[2] (%)	11.87	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.69	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.61	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.24	[7]

Net assets, end of period (in thousands)	153

Portfolio turnover (%)	4	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.01

Net realized and unrealized gain (loss) on investments	1.15

Total from investment operations	1.16

Less distributions

From net investment income	(0.03)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$11.01

Total return[2] (%)	11.74	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.22	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.79	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.08	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	4	[6]

56 PORTFOLIO DETAILS

Lifecycle 2035 Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.03

Net realized and unrealized gain (loss) on investments	1.16

Total from investment operations	1.19

Less distributions

From net investment income	(0.04)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.16)

Net asset value, end of period	$11.03

Total return[2] (%)	12.00	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.92	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.50	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.36	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	4	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.06

Net realized and unrealized gain (loss) on investments	1.15

Total from investment operations	1.21

Less distributions

From net investment income	(0.04)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.16)

Net asset value, end of period	$11.05

Total return[2] (%)	12.26	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.08	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.22	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.62	[7]

Net assets, end of period (in thousands)	119

Portfolio turnover (%)	4	[6]

PORTFOLIO DETAILS 57

Lifecycle 2030 Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	(0.01)

Net realized and unrealized gain (loss) on investments	1.07

Total from investment operations	1.06

Less distributions

From net investment income	(0.05)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.20)

Net asset value, end of period	$10.86

Total return[2] (%)	10.73	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.04	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.07	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.11	) [7]

Net assets, end of period (in thousands)	131

Portfolio turnover (%)	3	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.01

Net realized and unrealized gain (loss) on investments	1.08

Total from investment operations	1.09

Less distributions

From net investment income	(0.06)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.21)

Net asset value, end of period	$10.88

Total return[2] (%)	10.98	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.24	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.86	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.12	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	3	[6]

58 PORTFOLIO DETAILS

Lifecycle 2030 Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.03

Net realized and unrealized gain (loss) on investments	1.08

Total from investment operations	1.11

Less distributions

From net investment income	(0.06)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.21)

Net asset value, end of period	$10.90

Total return[2] (%)	11.23	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.95	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.61	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.37	[7]

Net assets, end of period (in thousands)	143

Portfolio turnover (%)	3	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.02

Net realized and unrealized gain (loss) on investments	1.07

Total from investment operations	1.09

Less distributions

From net investment income	(0.06)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.21)

Net asset value, end of period	$10.88

Total return[2] (%)	11.00	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.18	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.79	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.19	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	3	[6]

PORTFOLIO DETAILS 59

Lifecycle 2030 Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.04

Net realized and unrealized gain (loss) on investments	1.08

Total from investment operations	1.12

Less distributions

From net investment income	(0.06)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.21)

Net asset value, end of period	$10.91

Total return[2] (%)	11.36	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.88	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.50	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.47	[7]

Net assets, end of period (in thousands)	111

Portfolio turnover (%)	3	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.07

Net realized and unrealized gain (loss) on investments	1.08

Total from investment operations	1.15

Less distributions

From net investment income	(0.07)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.22)

Net asset value, end of period	$10.93

Total return[2] (%)	11.62	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.57	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.22	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.76	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	3	[6]

60 PORTFOLIO DETAILS

Lifecycle 2025 Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.01

Net realized and unrealized gain (loss) on investments	0.99

Total from investment operations	1.00

Less distributions

From net investment income	(0.05)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.82

Total return[2] (%)	10.13	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.31	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.08	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.14	[7]

Net assets, end of period (in thousands)	113

Portfolio turnover (%)	3	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.03

Net realized and unrealized gain (loss) on investments	0.99

Total from investment operations	1.02

Less distributions

From net investment income	(0.06)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.19)

Net asset value, end of period	$10.83

Total return[2] (%)	10.28	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.14	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.87	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.35	[7]

Net assets, end of period (in thousands)	111

Portfolio turnover (%)	3	[6]

PORTFOLIO DETAILS 61

Lifecycle 2025 Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.05

Net realized and unrealized gain (loss) on investments	0.99

Total from investment operations	1.04

Less distributions

From net investment income	(0.06)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.19)

Net asset value, end of period	$10.85

Total return[2] (%)	10.53	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.70	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.62	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.59	[7]

Net assets, end of period (in thousands)	117

Portfolio turnover (%)	3	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.03

Net realized and unrealized gain (loss) on investments	1.00

Total from investment operations	1.03

Less distributions

From net investment income	(0.06)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.19)

Net asset value, end of period	$10.84

Total return[2] (%)	10.40	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	14.43	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.81	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.34	[7]

Net assets, end of period (in thousands)	186

Portfolio turnover (%)	3	[6]

62 PORTFOLIO DETAILS

Lifecycle 2025 Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.06

Net realized and unrealized gain (loss) on investments	0.99

Total from investment operations	1.05

Less distributions

From net investment income	(0.06)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.19)

Net asset value, end of period	$10.86

Total return[2] (%)	10.65	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.77	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.52	[7]

Ratio of net investment income (loss) to average net assets[3] (%)	0.70	[7]

Net assets, end of period (in thousands)	111

Portfolio turnover (%)	3	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.09

Net realized and unrealized gain (loss) on investments	0.99

Total from investment operations	1.08

Less distributions

From net investment income	(0.07)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.20)

Net asset value, end of period	$10.88

Total return[2] (%)	10.91	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.34	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.23	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.98	[7]

Net assets, end of period (in thousands)	113

Portfolio turnover (%)	3	[6]

PORTFOLIO DETAILS 63

Lifecycle 2020 Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.05

Net realized and unrealized gain (loss) on investments	0.87

Total from investment operations	0.92

Less distributions

From net investment income	(0.05)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.16)

Net asset value, end of period	$10.76

Total return[2] (%)	9.33	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.25	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.08	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.52	[7]

Net assets, end of period (in thousands)	119

Portfolio turnover (%)	7	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.07

Net realized and unrealized gain (loss) on investments	0.88

Total from investment operations	0.95

Less distributions

From net investment income	(0.06)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.78

Total return[2] (%)	9.58	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.14	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.87	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.74	[7]

Net assets, end of period (in thousands)	110

Portfolio turnover (%)	7	[6]

64 PORTFOLIO DETAILS

Lifecycle 2020 Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.08

Net realized and unrealized gain (loss) on investments	0.88

Total from investment operations	0.96

Less distributions

From net investment income	(0.06)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.79

Total return[2] (%)	9.72	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.23	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.62	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.92	[7]

Net assets, end of period (in thousands)	214

Portfolio turnover (%)	7	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.07

Net realized and unrealized gain (loss) on investments	0.88

Total from investment operations	0.95

Less distributions

From net investment income	(0.06)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.78

Total return[2] (%)	9.59	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.58	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.80	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.80	[7]

Net assets, end of period (in thousands)	126

Portfolio turnover (%)	7	[6]

PORTFOLIO DETAILS 65

Lifecycle 2020 Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.10

Net realized and unrealized gain (loss) on investments	0.88

Total from investment operations	0.98

Less distributions

From net investment income	(0.07)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.80

Total return[2] (%)	9.85	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.75	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.52	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.09	[7]

Net assets, end of period (in thousands)	110

Portfolio turnover (%)	7	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.10

Net realized and unrealized gain (loss) on investments	0.90

Total from investment operations	1.00

Less distributions

From net investment income	(0.07)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.82

Total return[2] (%)	10.11	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	8.22	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.23	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.08	[7]

Net assets, end of period (in thousands)	272

Portfolio turnover (%)	7	[6]

66 PORTFOLIO DETAILS

Lifecycle 2015 Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.09

Net realized and unrealized gain (loss) on investments	0.70

Total from investment operations	0.79

Less distributions

From net investment income	(0.08)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.62

Total return[2] (%)	7.93	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.63	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.08	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.99	[7]

Net assets, end of period (in thousands)	110

Portfolio turnover (%)	9	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.11

Net realized and unrealized gain (loss) on investments	0.69

Total from investment operations	0.80

Less distributions

From net investment income	(0.08)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.63

Total return[2] (%)	8.08	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.47	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.87	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.21	[7]

Net assets, end of period (in thousands)	108

Portfolio turnover (%)	9	[6]

PORTFOLIO DETAILS 67

Lifecycle 2015 Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.12

Net realized and unrealized gain (loss) on investments	0.71

Total from investment operations	0.83

Less distributions

From net investment income	(0.09)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.65

Total return[2] (%)	8.33	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.31	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.62	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.34	[7]

Net assets, end of period (in thousands)	161

Portfolio turnover (%)	9	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.11

Net realized and unrealized gain (loss) on investments	0.69

Total from investment operations	0.80

Less distributions

From net investment income	(0.08)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.63

Total return[2] (%)	8.10	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.38	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.80	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.28	[7]

Net assets, end of period (in thousands)	108

Portfolio turnover (%)	9	[6]

68 PORTFOLIO DETAILS

Lifecycle 2015 Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.14

Net realized and unrealized gain (loss) on investments	0.69

Total from investment operations	0.83

Less distributions

From net investment income	(0.09)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.65

Total return[2] (%)	8.35	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.08	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.52	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.56	[7]

Net assets, end of period (in thousands)	108

Portfolio turnover (%)	9	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.16

Net realized and unrealized gain (loss) on investments	0.69

Total from investment operations	0.85

Less distributions

From net investment income	(0.09)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.67

Total return[2] (%)	8.61	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.77	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.23	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.84	[7]

Net assets, end of period (in thousands)	109

Portfolio turnover (%)	9	[6]

PORTFOLIO DETAILS 69

Lifecycle 2010 Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.13

Net realized and unrealized gain (loss) on investments	0.52

Total from investment operations	0.65

Less distributions

From net investment income	(0.08)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.14)

Net asset value, end of period	$10.51

Total return[2] (%)	6.56	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	17.12	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.09	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.49	[7]

Net assets, end of period (in thousands)	107

Portfolio turnover (%)	17	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.15

Net realized and unrealized gain (loss) on investments	0.52

Total from investment operations	0.67

Less distributions

From net investment income	(0.09)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$10.52

Total return[2] (%)	6.70	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.89	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.87	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.70	[7]

Net assets, end of period (in thousands)	107

Portfolio turnover (%)	17	[6]

70 PORTFOLIO DETAILS

Lifecycle 2010 Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.17

Net realized and unrealized gain (loss) on investments	0.52

Total from investment operations	0.69

Less distributions

From net investment income	(0.09)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$10.54

Total return[2] (%)	6.95	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.62	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.62	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.95	[7]

Net assets, end of period (in thousands)	107

Portfolio turnover (%)	17	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.16

Net realized and unrealized gain (loss) on investments	0.52

Total from investment operations	0.68

Less distributions

From net investment income	(0.09)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$10.53

Total return[2] (%)	6.82	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.81	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.80	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.77	[7]

Net assets, end of period (in thousands)	107

Portfolio turnover (%)	17	[6]

PORTFOLIO DETAILS 71

Lifecycle 2010 Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.18

Net realized and unrealized gain (loss) on investments	0.52

Total from investment operations	0.70

Less distributions

From net investment income	(0.09)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$10.55

Total return[2] (%)	7.08	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.51	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.52	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.06	[7]

Net assets, end of period (in thousands)	107

Portfolio turnover (%)	17	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.21

Net realized and unrealized gain (loss) on investments	0.52

Total from investment operations	0.73

Less distributions

From net investment income	(0.10)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.16)

Net asset value, end of period	$10.57

Total return[2] (%)	7.33	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.20	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.23	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.34	[7]

Net assets, end of period (in thousands)	107

Portfolio turnover (%)	17	[6]

72 PORTFOLIO DETAILS

Lifecycle Retirement Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.18

Net realized and unrealized gain (loss) on investments	0.37

Total from investment operations	0.55

Less distributions

From net investment income	(0.16)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.24)

Net asset value, end of period	$10.31

Total return[2] (%)	5.55	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.32	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.12	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.04	[7]

Net assets, end of period (in thousands)	106

Portfolio turnover (%)	56	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.19

Net realized and unrealized gain (loss) on investments	0.38

Total from investment operations	0.57

Less distributions

From net investment income	(0.18)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.26)

Net asset value, end of period	$10.31

Total return[2] (%)	5.73	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.09	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.91	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.25	[7]

Net assets, end of period (in thousands)	106

Portfolio turnover (%)	56	[6]

PORTFOLIO DETAILS 73

Lifecycle Retirement Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.22

Net realized and unrealized gain (loss) on investments	0.37

Total from investment operations	0.59

Less distributions

From net investment income	(0.20)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.28)

Net asset value, end of period	$10.31

Total return[2] (%)	5.90	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.77	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.66	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.49	[7]

Net assets, end of period (in thousands)	110

Portfolio turnover (%)	56	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.20

Net realized and unrealized gain (loss) on investments	0.37

Total from investment operations	0.57

Less distributions

From net investment income	(0.18)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.26)

Net asset value, end of period	$10.31

Total return[2] (%)	5.77	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.01	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.84	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.32	[7]

Net assets, end of period (in thousands)	106

Portfolio turnover (%)	56	[6]

74 PORTFOLIO DETAILS

Lifecycle Retirement Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.23

Net realized and unrealized gain (loss) on investments	0.37

Total from investment operations	0.60

Less distributions

From net investment income	(0.20)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.28)

Net asset value, end of period	$10.32

Total return[2] (%)	6.07	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.71	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.55	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.60	[7]

Net assets, end of period (in thousands)	106

Portfolio turnover (%)	56	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.25

Net realized and unrealized gain (loss) on investments	0.37

Total from investment operations	0.62

Less distributions

From net investment income	(0.22)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.30)

Net asset value, end of period	$10.32

Total return[2] (%)	6.27	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.41	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.27	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.89	[7]

Net assets, end of period (in thousands)	106

Portfolio turnover (%)	56	[6]

1	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2	Assumes dividend reinvestment and does not reflect the effect of sales charges.

3	Does not include expenses of the underlying funds in which the Portfolio invests.

4	Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares began operations on 10-30-06.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Not annualized.

7	Annualized.

8	Does not take into consideration expense reductions during the period shown.

9	Less than $0.01 per share.

10	The Adviser made a payment to the Portfolio of $1,696. Excluding this payment, total returns would have been 11.26% and 11.52% for Class R4 and Class R5,respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3 and Class 1. See Note 1.

11	The Adviser made a payment to the Portfolio of $2,707. Excluding this payment, total returns would have been 10.03%, 10.55% and 10.81% for Class R, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class 1. See Note 1.

12	The Adviser made a payment to the Portfolio of $2,881. Excluding this payment, total return would have been 9.48% for Class R1. There was no effect to the total returns for Class A, Class B, Class C, Class R, Class R2, Class R3, Class R4, Class R5 and Class 1. See Note 1.

13	The Adviser made a payment to the Portfolio of $6,640. Excluding this payment, total returns would have been 7.83%, 7.98% and 8.22% for Class R, Class R1 and Class R2, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class 1. See Note 1.

14	The Adviser made a payment to the Portfolio of $4,286. Excluding this payment, total returns would have been 6.45%, 6.85%, 6.72%, 6.97% and 7.23% for Class R,Class R2, Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R1 and Class 1. See Note 1.

15	The Adviser made a payment to the Portfolio of $21,459. Excluding this payment, total returns would have been 5.37%, 5.45%, 5.63%, 5.80%, 5.67%, 5.97% and 6.17% for Class B, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class C and Class 1. See Note 1.

16	Based on the average of the share outstanding.

PORTFOLIO DETAILS 75

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail:
John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC LCRPN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Lifecycle Portfolios

CLASS I SHARES
Lifecycle 2050 Portfolio
Lifecycle 2045 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2010 Portfolio
Lifecycle Retirement Portfolio

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

This prospectus provides information about the ten Lifecycle Portfolios (each referred to as a “Portfolio”), which are funds of John Hancock Funds II (“JHF II”). Each of the Portfolios is a “fund of funds” that currently invests in a number of other funds of JHF II and John Hancock Funds III (“JHF III”), and may also invest in other affiliated funds (each referred to as a “Fund”) of the John Hancock funds complex. The Portfolios may also invest in nonaffiliated funds (each referred to as a “Nonaffiliated Underlying Fund”). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as “Underlying Funds”). Each Portfolio (except the Retirement Portfolio) seeks to provide an asset allocation strategy designed for investors planning to retire in a specific year by means of selected investment allocations among the Underlying Funds. The Retirement Portfolio seeks to provide an asset allocation strategy designed to provide a level of return able to sustain systematic withdrawals for investors who have already retired.

This prospectus relates to the Institutional Class I shares of the Portfolios. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Portfolios, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Portfolios, be sure to read all risk disclosure carefully before investing.

The Lifecycle Portfolios

Each Portfolio is a “fund of funds,” which invests in a number of Underlying Funds. The subadviser to each Portfolio allocates the assets of the Portfolio among the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative over time (except in the case of the Retirement Portfolio). Each Portfolio’s name refers to the approximate retirement year of the investors for whom the Portfolio’s asset allocation strategy is designed (except in the case of the Retirement Portfolio). For example, as of October 1, 2007, the Lifecycle 2045 Portfolio, which is designed for investors planning to retire around the year 2045, has a relatively aggressive target asset allocation of 100% of its assets in Underlying Funds that invest primarily in equity securities. By contrast, the Lifecycle 2010 Portfolio, which is designed for investors planning to retire around the year 2010, has a more conservative target asset allocation of approximately 58% of its assets invested in equity Underlying Funds and approximately 42% of its assets invested in fixed income Underlying Funds, as of October 1, 2007.

TARGET ALLOCATION CHART

		Target allocation among Underlying Funds
	Retirement year	as of October 1, 2007
Lifecycle Portfolio	(assumes retirement age of 65)	Equity funds	Fixed income funds
2050	2048 – 2052	100%	0%
2045	2043 – 2047	100%	0%
2040	2038 – 2042	100%	0%
2035	2033 – 2037	98%	2%
2030	2028 – 2032	95%	5%
2025	2023 – 2027	89%	11%
2020	2018 – 2022	81%	19%
2015	2013 – 2017	70%	30%
2010	2008 – 2012	58%	42%
Retirement	Post Retirement	50%	50%

The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by a Portfolio. Such adjustments may be made to increase or decrease a Portfolio’s holdings of particular asset classes or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of a Portfolio’s assets subject to the management of a particular Underlying Fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Retirement Portfolio.) As the glide path shows, each Portfolio’s asset mix becomes more conservative as time elapses. This reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since a Portfolio may be a primary source of income for you after retirement.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class based on the subadviser’s market outlook.

Each Portfolio has a target allocation for the broad asset classes of equities and fixed income. These target allocations are not expected to vary from the prescribed glide path formula (the neutral allocations) by more than plus or minus ten percentage points (except in the case of the Retirement Portfolio). Although the subadviser will not generally vary beyond the ten percentage point target allocation range, the subadviser may at times determine in light of market or economic conditions that this range should be exceeded to protect a Portfolio or to help it achieve its objective. For the Retirement Portfolio, the neutral allocations are 50% fixed income and 50% equity, however the target allocations are expected to change based on the Portfolio’s asset allocation strategy. There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money.

GLIDE PATH CHART

COMBINATION WITH RETIREMENT PORTFOLIO
JHF II’s Board of Trustees may, in its discretion, determine to combine a Portfolio with the Retirement Portfolio at any time on or after December 31 of the designated retirement year of a Portfolio (other than the Retirement Portfolio) or when the target allocation of a Portfolio (other than the Retirement Portfolio) matches the target allocation of the Retirement Portfolio. In such event, the Portfolio’s shareholders will become shareholders of the Retirement Portfolio. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination. After December 31 of the designated retirement year of a Portfolio, that Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

SUBADVISER
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Portfolios and formulates a continuous investment program for each Portfolio consistent with its investment goal and strategies.

Deutsche Investment Management Americas Inc. (“DeAM”) provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios.

MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”) provides sub-subadvisory services to MFC Global (U.S.A.) in its management of the Lifecycle Retirement Portfolio.

 Lifecycle 2050 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2050 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

8 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class I
Ticker	—
CUSIP	47803M317

Your expenses

Operating expenses are paid from the Portfolio’s assets and therefore are paid by shareholders indirectly.

Annual operating expenses	Class I

Management fee[1]	0.06%

Other expenses	4.33%

Total Portfolio operating expenses	4.39%

Contractual expense reimbursement (at least until 12-31-08)[2]	4.19%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.78%

Net Portfolio operating expenses and Underlying Funds expenses	0.98%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class I	$100	$1,174	$2,244	$4,903

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.05% for Class I. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 9

 Lifecycle 2045 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2045 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

10 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class I
Ticker	JLJIX
CUSIP	47803M432

Your expenses

Operating expenses are paid from the Portfolio’s assets and therefore are paid by shareholders indirectly.

Annual operating expenses	Class I

Management fee[1]	0.06%

Other expenses	0.69%

Total Portfolio operating expenses	0.75%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.55%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.81%

Net Portfolio operating expenses and Underlying Funds expenses	1.01%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class I	$103	$439	$798	$1,810

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.05% for Class I. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 11

 Lifecycle 2040 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2040 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

12 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class I
Ticker	JLIIX
CUSIP	47803M556

Your expenses

Operating expenses are paid from the Portfolio’s assets and therefore are paid by shareholders indirectly.

Annual operating expenses	Class I

Management fee[1]	0.06%

Other expenses	0.66%

Total Portfolio operating expenses	0.72%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.52%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.81%

Net Portfolio operating expenses and Underlying Funds expenses	1.01%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class I	$103	$432	$785	$1,779

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.05% for Class I. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 13

 Lifecycle 2035 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2035 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

14 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class I
Ticker	JLHIX
CUSIP	47803M671

Your expenses

Operating expenses are paid from the Portfolio’s assets and therefore are paid by shareholders indirectly.

Annual operating expenses	Class I

Management fee[1]	0.06%

Other expenses	0.45%

Total Portfolio operating expenses	0.51%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.31%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.80%

Net Portfolio operating expenses and Underlying Funds expenses	1.00%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class I	$102	$385	$688	$1,552

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.05% for Class I. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 15

 Lifecycle 2030 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2030 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

16 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class I
Ticker	JLFIX
CUSIP	47803M796

Your expenses

Operating expenses are paid from the Portfolio’s assets and therefore are paid by shareholders indirectly.

Annual operating expenses	Class I

Management fee[1]	0.06%

Other expenses	0.36%

Total Portfolio operating expenses	0.42%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.22%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.78%

Net Portfolio operating expenses and Underlying Funds expenses	0.98%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class I	$100	$359	$639	$1,435

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.05% for Class I. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 17

 Lifecycle 2025 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2025 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

18 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class I
Ticker	JLEIX
CUSIP	41015E270

Your expenses

Operating expenses are paid from the Portfolio’s assets and therefore are paid by shareholders indirectly.

Annual operating expenses	Class I

Management fee[1]	0.06%

Other expenses	0.28%

Total Portfolio operating expenses	0.34%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.14%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.77%

Net Portfolio operating expenses and Underlying Funds expenses	0.97%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class I	$99	$339	$598	$1,339

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.05% for Class I. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 19

 Lifecycle 2020 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2020 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

20 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class I
Ticker	JLDIX
CUSIP	41015E395

Your expenses

Operating expenses are paid from the Portfolio’s assets and therefore are paid by shareholders indirectly.

Annual operating expenses	Class I

Management fee[1]	0.06%

Other expenses	0.28%

Total Portfolio operating expenses	0.34%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.14%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.75%

Net Portfolio operating expenses and Underlying Funds expenses	0.95%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class I	$97	$333	$587	$1,316

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.05% for Class I. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 21

 Lifecycle 2015 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2015 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

22 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class I
Ticker	JLBIX
CUSIP	41015E528

Your expenses

Operating expenses are paid from the Portfolio’s assets and therefore are paid by shareholders indirectly.

Annual operating expenses	Class I

Management fee[1]	0.06%

Other expenses	0.33%

Total Portfolio operating expenses	0.39%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.19%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.77%

Net Portfolio operating expenses and Underlying Funds expenses	0.97%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class I	$99	$350	$620	$1,392

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.05% for Class I. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ‘‘Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 23

 Lifecycle 2010 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2010 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

24 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class I
Ticker	JLAIX
CUSIP	41015E643

Your expenses

Operating expenses are paid from the Portfolio’s assets and therefore are paid by shareholders indirectly.

Annual operating expenses	Class I

Management fee[1]	0.06%

Other expenses	0.62%

Total Portfolio operating expenses	0.68%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.48%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.75%

Net Portfolio operating expenses and Underlying Funds expenses	0.95%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class I	$97	$405	$736	$1,672

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.05% for Class I. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 25

 Lifecycle Retirement Portfolio

Goal and strategy

GOAL: The Portfolio seeks maximum real return, consistent with the preservation of capital and prudent investment management.

STRATEGY: To pursue this goal, the Portfolio may invest in various Funds of the John Hancock funds complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in Underlying Funds.

In employing its investment strategies for the Portfolio, the subadviser attempts to achieve a total rate of return that will support an inflation-adjusted average annual withdrawal rate of 6% of initial investment (before fees) over a long-term time horizon (approximately 30 years) while attempting to maintain a low probability of negative returns in any 12-month time period. The Adviser and subadviser do not represent or guarantee that the Portfolio will meet this total return goal or achieve positive returns every year.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

26 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Retirement target allocation risk

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class I
Ticker	JLRIX
CUSIP	47804A205

Your expenses

Operating expenses are paid from the Portfolio’s assets and therefore are paid by shareholders indirectly.

Annual operating expenses	Class I

Management fee[1]	0.11%

Other expenses	0.27%

Total Portfolio operating expenses	0.38%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.13%

Net Portfolio operating expenses	0.25%

Underlying Funds expenses[3]	0.70%

Net Portfolio operating expenses and Underlying Funds expenses	0.95%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class I	$97	$331	$583	$1,306

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.05% for Class I. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 27

Other permitted investments

A Portfolio may directly:

■	Purchase U.S. government securities and short-term paper.
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Portfolio, including exchange traded funds.
■	Purchase domestic and foreign equity and fixed-income securities.
■	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
■	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
■	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.
■	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
■	Make short sales of securities (borrow and sell securities not owned by the Portfolio), either to realize appreciation when a security that the Portfolio does not own declines in value or as a hedge against potential declines in the value of a Portfolio security.
■	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities- linked derivatives.

A Portfolio may use various investment strategies such as hedging and other related transactions. For example, a Portfolio may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a Portfolio. In addition, these strategies may be used to gain exposure to a particular securities market. A Portfolio also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risks” in both the prospectus and the Statement of Additional Information (“SAI”).

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Portfolios are not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Portfolios’ Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

Temporary defensive investing

A Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

■	meeting redemption requests,
■	making other anticipated cash payments, or
■	protecting a Portfolio in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent a Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

Management of a Portfolio

Subject to the limitations described above, a Portfolio may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by a Portfolio. Such adjustments may be made, for example, to increase or decrease a Portfolio’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of a Portfolio’s assets subject to the management of a particular Underlying Fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

28

 Your account

Who can buy Class I shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares, See “Opening an account:”

■	Retirement and other benefit plans
■	Endowment funds and foundations
■	Any state, county or city, or its instrumentality, department, authority or agency
■	Accounts registered to insurance companies, trust companies and bank trust departments
■	Investment companies, both affiliated and not affiliated with the Adviser
■	Investors who participate in fee-based, wrap and other investment platform programs
■	Any entity that is considered a corporation for tax purposes
■	Fund trustees and other individuals who are affiliated with the fund or other John Hancock funds

Other classes of shares of the fund which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy Class I shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (“Signature Services”), the fund’s transfer agent, at 1-888-972-8696.

5	Make your initial investment using the table “Buying shares.”

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See Mutual Fund Account Application for more details.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC (the “Distributor”) may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

YOUR ACCOUNT 29

Buying shares

Opening an account	Adding to an account

By check
■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the Portfolio name(s), your share class, your account number and the name(s) in which the account is registered.

■ Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Customer Service to request an exchange. ■ You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.	■ Call your financial representative or Customer Service to request an exchange. ■ You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.

By wire
■ Deliver your completed application to your financial representative or mail it to Signature Services.

■ Obtain your account number by calling your financial representative or Customer Service.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the Portfolio name(s), your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the ACH system.

■ Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

■ Call EASI-Line for automated service.

■ Call Customer Service between 8:30 a.m. and 5:00 p.m., Eastern time on most business days to verify that these features are in place on your account.

■ Call your financial representative or Customer Service with the fund name(s), your share class, your account number, the name(s) in which the account is registered and the amount of your investment.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-587-1897	1-800-972-8696

30 YOUR ACCOUNT

Selling shares

To sell some or all of your shares

By letter
■ Sales of any amount.
■ Write a letter of instruction indicating the fund name, your account number, your share class, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■ Include all signatures and any additional documents that may be required (see next page).

■ Mail the materials to Signature Services.

■ A check or wire will be sent according to your letter of instruction.

■ Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By phone
Amounts up to $100,000:
■ Most accounts.

Amounts up to $5 million:
■ Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

■ Redemption proceeds of up to $100,000 may be sent by wire or check. A check will be mailed to the exact name(s) and address on the account.

■ To place your request with a representative at John Hancock funds, call Customer Service between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

■ Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

■ Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (‘EFT‘)
■ Requests by letter to sell any amount. ■ Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).
■ To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account, call Customer Service.

■ Amounts of $5 million or more will be wired on the next business day.

■ Amounts up to $100,000 may be sent by EFT, wire or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
■ Sales of any amount.
■ Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Signature Services.

■ You may only exchange for shares of other Institutional funds, Class I shares or Money Market Class A shares.

■ Call your financial representative or Customer Service to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-587-1897	1-800-972-8696

YOUR ACCOUNT 31

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■	your address of record has changed within the past 30 days;
■	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);
■	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or
■	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).
■ Letter of instruction.

■ On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

■ Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts.
■ Letter of instruction.

■ Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

■ On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

■ Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts.
■ Letter of instruction.

■ On the letter, the signature(s) of the trustee(s).

■ Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

■ Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).	■ Letter of instruction signed by surviving tenant. ■ Copy of death certificate. ■ Medallion signature guarantee, if applicable (see above). ■ Inheritance tax waiver (if applicable).

Executors of shareholder estates.
■ Letter of instruction signed by executor.

■ Copy of order appointing executor, certified within the past 12 months.

■ Medallion signature guarantee, if applicable (see above).

■ Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above.	■ Call Customer Service for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-587-1897	1-800-972-8696

32 YOUR ACCOUNT

Transaction policies

Valuation of shares

The NAV per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m., Eastern Time). The NAV for the fund is calculated based upon the NAVs of the Underlying Funds and other investments in which it invests. The prospectus for the Underlying Funds explains the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class or Money Market Fund Class A, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into the fund’s shares. The fund may change or cancel its exchange policies at any time, upon 60 days’ notice to its shareholders.

Under certain circumstances, an investor who purchases Class I Shares in the Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the Fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAVs at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will

YOUR ACCOUNT 33

not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

34 YOUR ACCOUNT

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows

■	after every transaction (except a dividend reinvestment) that affects your account balance
■	after any changes of name or residential address of the registered owner(s)
■	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund, other than the Lifecycle Retirement Portfolio, generally declares and pays income dividends annually. The Lifecycle Retirement Portfolio declares and pays dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s entire portfolio holdings as of the applicable calendar quarter end.

YOUR ACCOUNT 35

 Risks of investing in the Portfolios

Commodity risk
Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk
The Portfolio’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds (ETFs) risk
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk
The Portfolio’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

The Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks. As a Portfolio’s asset mix becomes more conservative, the Portfolio becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk
The Portfolio bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.

Short sales risk
Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security.

Target allocation risks
The “Target Allocation Chart” illustrates the Portfolios’ target allocations between equity and fixed income securities. The initial target allocation for the Portfolios are: Lifecycle 2010 Portfolio is 58% equity securities and 42% fixed income securities; Lifecycle 2015 Portfolio is 70% equity securities and 30% fixed income securities; Lifecycle 2020 Portfolio is 81% equity securities and 19% fixed income securities; Lifecycle 2025 Portfolio is 89% equity securities and 11% fixed income securities; Lifecycle 2030 Portfolio is 95% equity securities and 5% fixed income securities; Lifecycle 2035 Portfolio is 98% equity securities and 2% fixed income securities; Lifecycle 2040 Portfolio is 100% equity securities and 0% fixed income securities; Lifecycle 2045 Portfolio is 100% equity securities and 0% fixed income securities; and Lifecycle 2050 Portfolio is 100% equity securities and 0% fixed income securities. When a Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” Over time, as a Portfolio gets closer to its target date a Portfolio’s asset mix becomes more conservative as it contains more fixed-income and short-term fixed-income securities. The risks associated with fixed income and short-term fixed-income securities are explained under “Interest rate risk,” “Credit and counterparty risk” and “Lower rated fixed income securities.” A Portfolio’s transformation reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the Portfolio may be a primary source of income for an investor after retirement.

Retirement target allocation risk The initial target allocation for the Lifecycle Retirement Portfolio is 50% equity securities and 50% fixed income securities, also see the “Target Allocation Chart.” When the Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” The risks associated with fixed-income and short-term fixed income securities are explained under “Interest rate risk,” “Credit and counterparty risk” and “Lower rated fixed-income securities.”

36 RISKS OF INVESTING IN THE PORTFOLIOS

 Information about the Underlying Funds

Risks of investing in the Underlying Funds

By owning shares of Underlying Funds, a Portfolio indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that a Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the counter (“OTC”) derivatives contract, see “Hedging derivatives and other strategic transactions risk,” or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the

INFORMATION ABOUT THE UNDERLYING FUNDS 37

companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed income securities risk
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

■	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
■	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
■	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
■	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities Risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries,

38 INFORMATION ABOUT THE UNDERLYING FUNDS

nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic
transactions risk
The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other Strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the Statement of Additional Information.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions

INFORMATION ABOUT THE UNDERLYING FUNDS 39

are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

These investment strategies and securities are described further in the SAI.

40 INFORMATION ABOUT THE UNDERLYING FUNDS

Description of Funds

A Portfolio may invest in any of the Funds. The following tables set forth, separately for the fixed income and the equity Funds of the John Hancock funds complex: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds’ investment goals and principal strategies. Additional investment practices are described in JHF II’s SAI and in the prospectus for these Funds. A Portfolio may also invest in other Underlying Funds not described in the chart.

Fixed-Income Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Bond Fund Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC	0.68%	Seeks income and capital appreciation by investing at least 80% of its assets in a diversified mix of debt securities and instruments.

Core Bond Fund Wells Capital Management, Incorporated	0.77%	Seeks total return consisting of income and capital appreciation by normally investing in a broad range of investment-grade debt securities. The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the Fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

Floating Rate Income Fund Western Asset Management Company	0.77%	Seeks a high level of current income. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa or BBB by a nationally recognized statistical rating organization such as Moody’s Investor Services (“Moody’s”) or Standard & Poor’s (“S&P”)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

Global Bond Fund Pacific Investment Management Company LLC	0.81%	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars.

High Income Fund MFC Global Investment Management (U.S.), LLC	0.73%	Seeks high current income by normally investing at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents.

High Yield Fund Western Asset Management Company	0.70%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

Income Fund Franklin Advisers, Inc.	0.41%	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

Investment Quality Bond Fund Wellington Management Company, LLP	0.73%	Seeks a high level of current income consistent with the maintenance of principal and liquidity by investing in a diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The Fund may also invest up to 20% of its assets in non-investment grade fixed income securities.

INFORMATION ABOUT THE UNDERLYING FUNDS 41

Real Return Bond Fund Pacific Investment Management Company LLC	0.74%	Seeks maximum real return, consistent with preservation of real capital and prudent investment management, by normally investing at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

Spectrum Income Fund T. Rowe Price Associates, Inc.	0.86%	Seeks a high level of current income with moderate share price fluctuation. The Fund diversifies its assets widely among market segments and seeks to maintain broad exposure to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular segments over time. The Fund normally invests in investment grade corporate, and foreign and emerging market fixed income securities, income-oriented stocks (up to 40% of its assets), short-term securities, asset-backed and mortgage related securities and U.S. Government securities. The Fund may invest up to 40% of its assets in high yield fixed-income securities (commonly known as “junk bonds”).

Strategic Bond Fund Western Asset Management Company	0.76%	Seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the Fund’s assets among certain segments of the fixed income market in the manner the subadviser believes will best contribute to achieving the Fund’s investment goal.

Strategic Income Fund MFC Global Investment Management (U.S.), LLC	0.78%	Seeks a high level of current income by normally investing primarily in: foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

Total Bond Market Fund Declaration Management & Research LLC	0.56%	Seeks to track the performance of the Lehman Brothers Aggregate Index (which represents the U.S. investment grade bond market). The Fund normally invests at least 80% of its assets in securities listed in this Index. The Fund is an intermediate-term bond fund of high and medium credit quality.

Total Return Fund Pacific Investment Management Company LLC	0.78%	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by normally investing at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

U.S. Government Securities Fund Western Asset Management Company	0.71%	Seeks a high level of current income, consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

U.S. High Yield Bond Fund Wells Capital Management, Incorporated	0.79%	Seeks total return with a high level of current income by normally investing primarily in below investment-grade debt securities (commonly known as “junk bonds” or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

Equity Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

All Cap Core Fund Deutsche Investment Management Americas Inc.	0.83%	Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small-, mid- and large-cap), primarily those within the Russell 3000 Index.

All Cap Growth Fund A I M Capital Management, Inc.	0.92%	Seeks long-term capital appreciation by normally investing its assets principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

All Cap Value Fund Lord, Abbett & Co. LLC	0.88%	Seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

42 INFORMATION ABOUT THE UNDERLYING FUNDS

Blue Chip Growth Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to achieve long-term growth of capital (current income is a secondary objective) by normally investing at least 80% of its total assets in the common stocks of large- and medium-sized blue chip growth companies. Some of the stocks in the portfolio are expected to pay dividends.

Capital Appreciation Fund Jennison Associates LLC	0.76%	Seeks long-term growth of capital by investing at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

Core Allocation Plus Fund Wellington Management Company	1.06%	Seeks total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Core Equity Fund Legg Mason Capital Management, Inc.	0.81%	Seeks long-term capital growth by normally investing primarily in equity securities that, in the subadviser’s opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser’s assessment of their intrinsic value.

Dynamic Growth Fund Deutsche Investment Management Americas Inc.	1.05%	Seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

Emerging Growth Fund MFC Global Investment Management (U.S.), LLC	0.83%	Seeks superior long-term rates of return through capital appreciation by normally investing primarily in high quality securities and convertible instruments of small-cap U.S. companies.

Emerging Markets Value Fund Dimensional Fund Advisors LP	1.10%	Seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

Emerging Small Company Fund RCM Capital Management LLC	1.02%	Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small Cap 600 Index.

Equity-Income Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

Fundamental Value Fund Davis Selected Advisers, L.P.	0.80%	Seeks growth of capital by normally investing in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

Global Allocation Fund UBS Global Asset Management (Americas) Inc.	1.00%	Seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

Global Fund Templeton Global Advisors Limited	1.00%	Seeks long-term capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

INFORMATION ABOUT THE UNDERLYING FUNDS 43

Global Real Estate Fund Deutsche Investment Management Americas Inc.	1.08%	Seeks to achieve a combination of long-term capital appreciation and current income by investing at least 80% of net assets in equity securities of real estate investment trusts (“REIT”) and real estate companies including foreign REITs and real estate companies.

Index 500 Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.

International Equity Index Fund SSgA Funds Management, Inc.	0.56%	Under normal market conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”). As of August 31, 2007, the market capitalizations of companies included in the MSCI ACW ex-US Index ranged from $93.4 million to $220.8 billion.

International Opportunities Fund Marsico Capital Management, LLC	0.99%	Seeks long-term growth of capital by normally investing at least 65% of its assets in common stocks of foreign companies selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

International Small Cap Fund Templeton Investment Counsel, LLC	1.11%	Seeks long-term capital appreciation by investing primarily in the common stock of smaller companies outside the U.S. and normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less (“small-company securities”).

International Small Company Fund Dimensional Fund Advisors LP	1.11%	Seeks long-term capital appreciation by primarily investing its assets in equity securities of non-U.S. small companies of developed markets under normal market conditions.

International Value Fund Templeton Investment Counsel, Inc.	0.93%	Seeks long-term growth of capital by normally investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Large Cap Fund UBS Global Asset Management (Americas) Inc.	0.76%	Seeks to maximize total return, consisting of capital appreciation and current income, by normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large-capitalization companies.

Large Cap Value Fund BlackRock Investment Management, LLC	0.86%	Seeks long-term growth of capital by investing, primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investments purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index.

Mid Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.

Mid Cap Intersection Fund Wellington Management Company, LLP	0.94%	Seeks long-term growth of capital. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell Midcap Index or the S&P Midcap 400 Index.*

44 INFORMATION ABOUT THE UNDERLYING FUNDS

Mid Cap Stock Fund Wellington Management Company, LLP	0.88%	Seeks long-term growth of capital by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The Fund tends to invest in companies having market capitalizations similar to those of companies included in the Russell Midcap Index.

Mid Cap Value Equity Fund RiverSource Investments, LLC	0.94%	Seeks to provide long-term growth of capital by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies.

Mid Cap Value Fund Lord, Abbett & Co. LLC	0.91%	Seeks capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Midcap Index.

Natural Resources Fund Wellington Management Company, LLP	1.09%	Seeks long-term total return by normally investing primarily in equity and equity-related securities of natural resource-related companies worldwide.

Optimized Value Fund MFC Global Investment Management (U.S.A.) Limited	0.69%	Seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.

Quantitative All Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.80%	Seeks long-term growth of capital by normally investing primarily in equity securities of U.S companies. The Fund will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

Quantitative Mid Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.81%	Seeks long-term growth of capital by normally investing at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

Real Estate Equity Fund T. Rowe Price Associates, Inc.	0.87%	Seeks to provide long-term growth through a combination of capital appreciation and current income by investing at least 80% of its net assets in the equity securities of real estate companies, including REITs, real estate operating companies, brokers, developers and other companies with at least 50% of revenues, profits or assets related to real estate activities.

Real Estate Securities Fund Deutsche Investment Management Americas Inc.	0.75%	Seeks to achieve a combination of long-term capital appreciation and current income by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies.

Science & Technology Fund T. Rowe Price Associates, Inc. and RCM Capital Management LLC	1.15%	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement and/or use of science and technology. For purposes of satisfying this requirement, common stocks may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

Small Cap Fund Independence Investments LLC	0.90%	Seeks maximum capital appreciation consistent with reasonable risk to principal by normally investing at least 80% of its net assets in equity securities of companies whose market capitalizations do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index and (c) the market capitalization of the companies in the S&P Small Cap 600 Index.

Small Cap Growth Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing primarily in small-cap companies believed to offer above average potential for growth in revenues and earnings.

Small Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.54%	Seeks to approximate the aggregate total return of a small-cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.

INFORMATION ABOUT THE UNDERLYING FUNDS 45

Small Cap Opportunities Fund Munder Capital Management	1.04%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

Small Cap Value Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

Small Company Fund American Century Investment Management, Inc.	1.20%	Seeks long-term capital growth by normally investing primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the Fund’s portfolio of stocks.

Small Company Growth Fund A I M Capital Management, Inc.	1.11%	Seeks long-term growth of capital by normally investing at least 80% of its assets in securities of small-capitalization companies. The subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

Small Company Value Fund T. Rowe Price Associates, Inc.	1.01%	Seeks long-term growth of capital by investing primarily in small companies whose common stocks are believed to be undervalued. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

Total Stock Market Index Fund MFC Global Investment Management (U.S.A.) Limited	0.56%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.

U.S. Global Leaders Growth Fund T. Rowe Price Associates, Inc.	0.72%	Seeks long-term growth of capital by normally investing primarily in common stocks of “U.S. Global Leaders” companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.

U.S. Multi-Sector Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.80%	Seeks long-term capital appreciation. The Fund normally invests in securities in the Wilshire 5000 Index, an independently maintained index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S.

Value & Restructuring Fund UST Advisers, Inc.	0.86%	Seeks long-term capital appreciation by investing primarily (at least 65% of its assets) in common stocks of U.S. and foreign companies whose share price in the opinion of the subadviser, do not reflect the economic value of the company’s assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company. In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.

Value Fund Morgan Stanley Investment Management Inc. d/b/a Van Kampen	0.99%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalizations of companies in the Russell Midcap Value Index.

Vista Fund American Century Investment Management, Inc.	0.97%	Seeks long-term capital growth by normally investing in common stocks of U.S. and foreign companies that are medium-sized and smaller at the time of purchase. The Fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy.

46 INFORMATION ABOUT THE UNDERLYING FUNDS

Equity Funds — John Hancock Funds III

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.

Global Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.17%	Seeks to achieve high total return by seeking to outperform its benchmark, the S&P/Citigroup Primary Market Index (“PMI”) World Growth Index. The Fund typically invests in a diversified portfolio of equity investments from the world’s developed markets.

Growth Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

International Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.10%	Seeks to achieve high total return by seeking to outperform its benchmark, the MSCI EAFE Index. The Fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.

Intrinsic Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

U.S. Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.

U.S. Quality Equity Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The Fund typically holds between 40 and 80 stocks.

Equity Funds — John Hancock Investment Trust

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Small Cap Intrinsic Value Fund MFC Global Investment Management (U.S.), LLC	0.92%	The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Value Index, which was $19 million to $5.08 billion as of November 30, 2007).

INFORMATION ABOUT THE UNDERLYING FUNDS 47

 Portfolio details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolios.

The Trustees have the power to change the investment goal of the Portfolios without shareholder approval.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Provides portfolio management to the fund.

Sub-subadviser

MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199-7603
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule
A Portfolio pays the Adviser a management fee for its services to the Portfolio. The management fee has two components: (a) a fee on assets invested in affiliated Funds (“Affiliated Fund Assets”); and (b) a fee on assets not invested in affiliated funds (“Other Assets”). Affiliated Funds are any Fund of JHF II and JHF III.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of each Portfolio.

Fee table for Affiliated Fund Assets

	First	Excess over
	$7.5 billion	$7.5 billion

Aggregate Net Assets of Lifecycle Portfolios	0.060%	0.050%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Other Assets of each Portfolio.

Fee table for Other Assets

	First	Excess over
	$7.5 billion	$7.5 billion

Aggregate Net Assets of Lifecycle Portfolios	0.510%	0.500%

48 PORTFOLIO DETAILS

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Portfolios and retains and compensates an investment subadviser to manage the assets of the Portfolios. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Portfolios are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. As of August 31, 2007, MFC Global (U.S.A.) and its affiliates had total assets under management of approximately $217 billion.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.), in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”), an affiliate of MFC Global (U.S.A.), has a sub-subadvisory agreement with MFC Global (U.S.A.). MFC Global (U.S.) assists in providing portfolio management to MFC Global (U.S.A.) in the management of the Lifecycle Retirement Portfolio.

The subadviser is compensated by the Adviser, and not by any of the Portfolios. Similarly, the sub-subadviser is compensated by the subadviser, and not by any of the Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the annual report to shareholders for the period ended August 31, 2007.

PORTFOLIO DETAILS 49

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Barry Evans
(since inception), co-portfolio manager
— portfolio management team member for the Lifecycle Retirement Portfolio — President and Chief Fixed Income Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm. — joined John Hancock Advisers, the sister firm of MFC Global (U.S.) in 1986

Steve Orlich
(since inception), co-portfolio manager
— Vice President and Senior Portfolio Manager of Asset Allocation — joined MFC Global (U.S.) in 1998

Demetrius Schetakis
(since 2007), leader of portfolio management team for the Lifecycle Retirement Portfolio
— joined MFC Global (U.S.) in June 2007 and has worked in the investment field since 1985

Mark Schmeer
(since inception), co-portfolio manager
— (since inception), portfolio management team member for the Lifecycle Retirement Portfolio — Senior Vice President and Managing Director, North American Equities, for MFC Global (U.S.) as well as Chief Investment Officer of MFC Global (U.S.) — joined MFC Global (U.S.) in 1995

Scott Warlow
(since 2007), co-portfolio manager
— Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios — joined MFC Global (U.S.) in 2002

Financial highlights

This section normally details the performance of the Portfolios’ share classes. Because the Portfolios have not yet commenced operations, there are no financial highlights to report.

50 PORTFOLIO DETAILS

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail:
John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC LCIPN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Lifecycle Portfolios

CLASS 1 SHARES
Lifecycle 2050 Portfolio
Lifecycle 2045 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2010 Portfolio

Lifecycle Retirement Portfolio

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

This prospectus provides information about the ten Lifecycle Portfolios (each referred to as a “Portfolio”), which are funds of John Hancock Funds II (“JHF II”). Each of the Portfolios is a “fund of funds” that currently invests in a number of other funds of JHF II and John Hancock Funds III (“JHF III”), and may also invest in other affiliated funds (each referred to as a “Fund”) of the John Hancock funds complex. The Portfolios may also invest in nonaffiliated funds (each referred to as a “Nonaffiliated Underlying Fund”). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as “Underlying Funds”). Each Portfolio (except the Retirement Portfolio) seeks to provide an asset allocation strategy designed for investors planning to retire in a specific year by means of selected investment allocations among the Underlying Funds. The Retirement Portfolio seeks to provide an asset allocation strategy designed to provide a level of return able to sustain systematic withdrawals for investors who have already retired.

This prospectus relates to the Class 1 shares of the Portfolios. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Portfolios, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Portfolios, be sure to read all risk disclosure carefully before investing.

The Lifecycle Portfolios

Each Portfolio is a “fund of funds,” which invests in a number of Underlying Funds. The subadviser to each Portfolio allocates the assets of the Portfolio among the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative over time (except in the case of the Retirement Portfolio). Each Portfolio’s name refers to the approximate retirement year of the investors for whom the Portfolio’s asset allocation strategy is designed (except in the case of the Retirement Portfolio). For example, as of October 1, 2007, the Lifecycle 2045 Portfolio, which is designed for investors planning to retire around the year 2045, has a relatively aggressive target asset allocation of 100% of its assets in Underlying Funds that invest primarily in equity securities. By contrast, the Lifecycle 2010 Portfolio, which is designed for investors planning to retire around the year 2010, has a more conservative target asset allocation of approximately 58% of its assets invested in equity Underlying Funds and approximately 42% of its assets invested in fixed income Underlying Funds, as of October 1, 2007.

TARGET ALLOCATION CHART

		Target allocation among Underlying Funds
	Retirement year	as of October 1, 2007
Lifecycle Portfolio	(assumes retirement age of 65)	Equity funds	Fixed income funds
2050	2048–2052	100%	0%
2045	2043–2047	100%	0%
2040	2038–2042	100%	0%
2035	2033–2037	98%	2%
2030	2028–2032	95%	5%
2025	2023–2027	89%	11%
2020	2018–2022	81%	19%
2015	2013–2017	70%	30%
2010	2008–2012	58%	42%
Retirement	Post Retirement	50%	50%

The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by a Portfolio. Such adjustments may be made to increase or decrease a Portfolio’s holdings of particular asset classes or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of a Portfolio’s assets subject to the management of a particular Underlying Fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Retirement Portfolio.) As the glide path shows, each Portfolio’s asset mix becomes more conservative as time elapses. This reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since a Portfolio may be a primary source of income for you after retirement.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class based on the subadviser’s market outlook.

Each Portfolio has a target allocation for the broad asset classes of equities and fixed income. These target allocations are not expected to vary from the prescribed glide path formula (the neutral allocations) by more than plus or minus ten percentage points (except in the case of the Retirement Portfolio). Although the subadviser will not generally vary beyond the ten percentage point target allocation range, the subadviser may at times determine in light of market or economic conditions that this range should be exceeded to protect a Portfolio or to help it achieve its objective. For the Retirement Portfolio, the neutral allocations are 50% fixed income and 50% equity, however the target allocations are expected to change based on the Portfolio’s asset allocation strategy. There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money.

GLIDE PATH CHART

COMBINATION WITH RETIREMENT PORTFOLIO
JHF II’s Board of Trustees may, in its discretion, determine to combine a Portfolio with the Retirement Portfolio at any time on or after December 31 of the designated retirement year of a Portfolio (other than the Retirement Portfolio) or when the target allocation of a Portfolio (other than the Retirement Portfolio) matches the target allocation of the Retirement Portfolio. In such event, the Portfolio’s shareholders will become shareholders of the Retirement Portfolio. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination. After December 31 of the designated retirement year of a Portfolio, that Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

SUBADVISER
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Portfolios and formulates a continuous investment program for each Portfolio consistent with its investment goal and strategies.

Deutsche Investment Management Americas Inc. (“DeAM”) provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios.

MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”) provides sub-subadvisory services to MFC Global (U.S.A.) in its management of the Lifecycle Retirement Portfolio.

 Lifecycle 2050 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2050 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

8 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class 1
CUSIP	47803M325

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses[1]	Class 1

Management fee[2]	0.06%

Distribution and service (12b-1) fees	0.05%

Other expenses	0.55%

Total Portfolio operating expenses	0.66%

Contractual expense reimbursement (at least until 12-31-08)[3]	0.46%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[4]	0.78%

Net Portfolio operating expenses and Underlying Funds expenses	0.98%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class 1	$100	$410	$743	$1,685

1	Based on estimated expenses for the current fiscal year.
2	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage) these limits are as follows: 0.05% for Class 1. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 9

 Lifecycle 2045 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2045 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“EFTs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

10 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class 1
Ticker	JLJOX
CUSIP	47803M440

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class 1

Management fee[1]	0.06%

Distribution and service (12b-1) fees	0.05%

Other expenses	0.53%

Total Portfolio operating expenses	0.64%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.44%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.81%

Net Portfolio operating expenses and Underlying Funds operating expenses	1.01%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class 1	$103	$415	$750	$1,697

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage) these limits are as follows: 0.05% for Class 1. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 11

 Lifecycle 2040 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2040 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

12 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class 1
Ticker	JLIOX
CUSIP	47803M564

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class 1

Management fee[1]	0.06%

Distribution and service (12b-1) fees	0.05%

Other expenses	0.51%

Total Portfolio operating expenses	0.62%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.42%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.81%

Net Portfolio operating expenses and Underlying Funds expenses	1.01%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class 1	$103	$411	$742	$1,677

1	The Management Fee has two components:(a) a fee on assets invested in affiliated Fund assets, and(b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage) these limits are as follows: 0.05% for Class 1. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 13

 Lifecycle 2035 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2035 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

14 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class 1
Ticker	JLHOX
CUSIP	47803M689

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class 1

Management fee[1]	0.06%

Distribution and service (12b-1) fees	0.05%

Other expenses	0.34%

Total Portfolio operating expenses	0.45%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.25%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.80%

Net Portfolio operating expenses and Underlying Funds expenses	1.00%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class 1	$102	$372	$662	$1,489

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage) these limits are as follows: 0.05% for Class 1. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 15

 Lifecycle 2030 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2030 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

16 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class 1
Ticker	JLFOX
CUSIP	47803M887

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class 1

Management fee[1]	0.06%

Distribution and service (12b-1) fees	0.05%

Other expenses	0.27%

Total Portfolio operating expenses	0.38%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.18%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.78%

Net Portfolio operating expenses and Underlying Funds expenses	0.98%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class 1	$100	$351	$621	$1,393

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage) these limits are as follows: 0.05% for Class 1. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 17

 Lifecycle 2025 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2025 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

18 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class 1
Ticker	JLEOX
CUSIP	41015E288

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class 1

Management fee[1]	0.06%

Distribution and service (12b-1) fees	0.05%

Other expenses	0.20%

Total Portfolio operating expenses	0.31%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.11%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.77%

Net Portfolio operating expenses and Underlying Funds expenses	0.97%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class 1	$99	$333	$585	$1,307

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage.) These limits are as follows: 0.05% for Class 1. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 19

 Lifecycle 2020 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2020 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

20 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class 1
Ticker	JLDOX
CUSIP	41015E411

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class 1

Management fee[1]	0.06%

Distribution and service (12b-1) fees	0.05%

Other expenses	0.21%

Total Portfolio operating expenses	0.32%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.12%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.75%

Net Portfolio operating expenses and Underlying Funds expenses	0.95%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class 1	$97	$328	$578	$1,295

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage.) These limits are as follows: 0.05% for Class 1. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 21

 Lifecycle 2015 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2015 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

22 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class 1
Ticker	JLBOX
CUSIP	41015E536

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class 1

Management fee[1]	0.06%

Distribution and service (12b-1) fees	0.05%

Other expenses	0.25%

Total Portfolio operating expenses	0.36%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.16%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.77%

Net Portfolio operating expenses and Underlying Funds expenses	0.97%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class 1	$99	$343	$607	$1,360

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage.) These limits are as follows: 0.05% for Class 1. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 23

 Lifecycle 2010 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2010 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

24 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class 1
Ticker	JLAOX
CUSIP	41015E650

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class 1

Management fee[1]	0.06%

Distribution and service (12b-1) fees	0.05%

Other expenses	0.45%

Total Portfolio operating expenses	0.56%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.36%

Net Portfolio operating expenses	0.20%

Underlying Funds expenses[3]	0.75%

Net Portfolio operating expenses and Underlying Funds expenses	0.95%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class 1	$97	$380	$684	$1,547

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage.) These limits are as follows: 0.05% for Class 1. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 25

 Lifecycle Retirement Portfolio

Goal and strategy

GOAL: The Portfolio seeks maximum real return, consistent with the preservation of capital and prudent investment management.

STRATEGY: To pursue this goal, the Portfolio may invest in various Funds of the John Hancock funds complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in Underlying Funds.

In employing its investment strategies for the Portfolio, the subadviser attempts to achieve a total rate of return that will support an inflation-adjusted average annual withdrawal rate of 6% of initial investment (before fees) over a long-term time horizon (approximately 30 years) while attempting to maintain a low probability of negative returns in any 12-month time period. The Adviser and subadviser do not represent or guarantee that the Portfolio will meet this total return goal or achieve positive returns every year.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

26 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Retirement target allocation risk

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class 1
Ticker	JLROX
CUSIP	47804A106

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class 1

Management fee[1]	0.11%

Distribution and service (12b-1) fees	0.05%

Other expenses	0.22%

Total Portfolio operating expenses	0.38%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.13%

Net Portfolio operating expenses	0.25%

Underlying Funds expenses[3]	0.70%

Net Portfolio operating expenses and Underlying Funds expenses	0.95%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class 1	$97	$331	$583	$1,306

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense unit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage.) These limits are as follows: 0.05% for Class 1. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 27

Other permitted investments

A Portfolio may directly:

■	Purchase U.S. government securities and short-term paper.
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Portfolio, including exchange traded funds.
■	Purchase domestic and foreign equity and fixed-income securities.
■	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
■	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
■	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.
■	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
■	Make short sales of securities (borrow and sell securities not owned by the Portfolio), either to realize appreciation when a security that the Portfolio does not own declines in value or as a hedge against potential declines in the value of a Portfolio security.
■	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities- linked derivatives.

A Portfolio may use various investment strategies such as hedging and other related transactions. For example, a Portfolio may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a Portfolio. In addition, these strategies may be used to gain exposure to a particular securities market. A Portfolio also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risks” in both the prospectus and the Statement of Additional Information (“SAI”).

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Portfolios are not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Portfolios’ Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

Temporary defensive investing

A Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

■	meeting redemption requests,
■	making other anticipated cash payments, or
■	protecting a Portfolio in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent a Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

Management of a portfolio

Subject to the limitations described above, a Portfolio may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by a Portfolio. Such adjustments may be made, for example, to increase or decrease a Portfolio’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of a Portfolio’s assets subject to the management of a particular Underlying Fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

28

 Your account

Class 1 shares’ cost structure

The Class 1 shares of the fund are sold without any front-end or deferred sales charges. The share class has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

Class 1

■	Distribution and service (12b-1) fees of 0.05%.
■	Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the “John Hancock Insurance Companies”) that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.
■	The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract, which may use the fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formally the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

Broker compensation and revenue sharing arrangements

The John Hancock Insurance Companies and certain of their separate accounts that are exempt from SEC registration may use Class 1 shares of JHF II as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection with the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHF II understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. The Trust also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

YOUR ACCOUNT 29

Transaction policies

Valuation of shares

The NAV per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. eastern time). The NAV for the fund is calculated based upon the NAVs of the Underlying Funds and other investments in which it invests. The prospectus for the Underlying Funds explains the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated. In unusual circumstances, the fund has the right to redeem in kind.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAVs at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should

30 YOUR ACCOUNT

not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

The fund will provide account statements and other account information to shareholders as provided in participation agreements with the insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Dividends

The fund, other than the Lifecycle Retirement Portfolio, generally declares and pays income dividends annually. The Lifecycle Retirement Portfolio declares and pays dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your

YOUR ACCOUNT 31

combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s entire portfolio holdings as of the applicable calendar quarter end.

32 YOUR ACCOUNT

 Risks of investing in the Portfolios

Commodity risk
Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk
The Portfolio’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds (ETFs) risk
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk
The Portfolio’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

The Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks. As a Portfolio’s asset mix becomes more conservative, the Portfolio becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk
The Portfolio bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.

Short sales risk
Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security.

Target allocation risks
The “Target Allocation Chart” illustrates the Portfolios’ target allocations between equity and fixed income securities. The initial target allocation for the Portfolios are: Lifecycle 2010 Portfolio is 58% equity securities and 42% fixed income securities; Lifecycle 2015 Portfolio is 70% equity securities and 30% fixed income securities; Lifecycle 2020 Portfolio is 81% equity securities and 19% fixed income securities; Lifecycle 2025 Portfolio is 89% equity securities and 11% fixed income securities; Lifecycle 2030 Portfolio is 95% equity securities and 5% fixed income securities; Lifecycle 2035 Portfolio is 98% equity securities and 2% fixed income securities; Lifecycle 2040 Portfolio is 100% equity securities and 0% fixed income securities; Lifecycle 2045 Portfolio is 100% equity securities and 0% fixed income securities; and Lifecycle 2050 Portfolio is 100% equity securities and 0% fixed income securities. When a Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” Over time, as a Portfolio gets closer to its target date a Portfolio’s asset mix becomes more conservative as it contains more fixed-income and short-term fixed-income securities. The risks associated with fixed income and short-term fixed-income securities are explained under “Interest rate risk,” “Credit and counterparty risk” and “Lower rated fixed income securities.” A Portfolio’s transformation reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the Portfolio may be a primary source of income for an investor after retirement.

Retirement target allocation risk
The initial target allocation for the Lifecycle Retirement Portfolio is 50% equity securities and 50% fixed income securities, also see the “Target Allocation Chart.” When the Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” The risks associated with fixed-income and short-term fixed income securities are explained under “Interest rate risk,” “Credit and counterparty risk” and “Lower rated fixed-income securities.”

RISKS OF INVESTING IN THE PORTFOLIOS 33

 Information about the Underlying Funds

Risks of investing in the Underlying Funds

By owning shares of Underlying Funds, a Portfolio indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that a Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the counter (“OTC”) derivatives contract, see “Hedging, derivatives and other strategic transactions risk,” or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the

34 INFORMATION ABOUT THE UNDERLYING FUNDS

companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed income securities risk
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

■	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
■	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
■	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
■	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities Risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries,

INFORMATION ABOUT THE UNDERLYING FUNDS 35

nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk
The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other Strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the Statement of Additional Information.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions

36 INFORMATION ABOUT THE UNDERLYING FUNDS

are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

These investment strategies and securities are described further in the SAI.

INFORMATION ABOUT THE UNDERLYING FUNDS 37

Description of Funds

A Portfolio may invest in any of the Funds. The following tables set forth, separately for the fixed income and the equity Funds of the John Hancock funds complex: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds’ investment goals and principal strategies. Additional investment practices are described in JHF II’s SAI and in the prospectus for these Funds. A Portfolio may also invest in other Underlying Funds not described in the chart.

Fixed-Income Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Bond Fund Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC	0.68%	Seeks income and capital appreciation by investing at least 80% of its assets in a diversified (plus any borrowings for investment purposes) mix of debt securities and instruments.

Core Bond Fund Wells Capital Management, Incorporated	0.77%	Seeks total return consisting of income and capital appreciation by normally investing in a broad range of investment-grade debt securities. The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the Fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

Floating Rate Income Fund Western Asset Management Company	0.77%	Seeks a high level of current income. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa or BBB by a nationally recognized statistical rating organization such as Moody’s Investor Services (“Moody’s”) or Standard & Poor’s (“S&P”)), at the time of purchase, or are of comparable quality, as determined by that subadviser, and other floating rate securities.

Global Bond Fund Pacific Investment Management Company LLC	0.81%	Seeks maximum total return, consistent with preservation of capital and prudent investment management by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars.

High Income Fund MFC Global Investment Management (U.S.), LLC	0.73%	Seeks high current income by normally investing at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents.

High Yield Fund Western Asset Management Company	0.70%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

Income Fund Franklin Advisers, Inc.	0.41%	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

Investment Quality Bond Fund Wellington Management Company, LLP	0.73%	Seeks a high level of current income consistent with the maintenance of principal and liquidity by investing in a diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The Fund may also invest up to 20% of its assets in non-investment grade fixed income securities.

38 INFORMATION ABOUT THE UNDERLYING FUNDS

Real Return Bond Fund Pacific Investment Management Company LLC	0.74%	Seeks maximum real return, consistent with preservation of real capital and prudent investment management, by normally investing at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

Spectrum Income Fund T. Rowe Price Associates, Inc.	0.86%	Seeks a high level of current income with moderate share price fluctuation. The Fund diversifies its assets widely among market segments and seeks to maintain broad exposure to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular segments over time. The Fund normally invests in investment grade corporate, and foreign and emerging market fixed income securities, income-oriented stocks (up to 40% of its assets), short-term securities, asset-backed and mortgage related securities and U.S. Government securities. The Fund may invest up to 40% of its assets in high yield fixed-income securities (commonly known as “junk bonds”).

Strategic Bond Fund Western Asset Management Company	0.76%	Seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the Fund’s assets among certain segments of the fixed income market in the manner the subadviser believes will best contribute to achieving the Fund’s investment goal.

Strategic Income Fund MFC Global Investment Management (U.S.), LLC	0.78%	Seeks a high level of current income by normally investing primarily in: foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

Total Bond Market Fund Declaration Management & Research LLC	0.56%	Seeks to track the performance of the Lehman Brothers Aggregate Index (which represents the U.S. investment grade bond market). The Fund normally invests at least 80% of its assets in securities listed in this Index. The Fund is an intermediate-term bond fund of high and medium credit quality.

Total Return Fund Pacific Investment Management Company LLC	0.78%	Seeks maximum total return, consistent with preservation of capital and prudent investment management by normally investing at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, future contracts, or swap agreements.

U.S. Government Securities Fund Western Asset Management Company	0.71%	Seeks a high level of current income, consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

U.S. High Yield Bond Fund Wells Capital Management, Incorporated	0.79%	Seeks total return with a high level of current income by normally investing primarily in below investment-grade debt securities (commonly known as “junk bonds” or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

Equity Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

All Cap Core Fund Deutsche Investment Management Americas Inc.	0.83%	Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small-, mid- and large-cap), primarily those within the Russell 3000 Index.

All Cap Growth Fund A I M Capital Management, Inc.	0.92%	Seeks long-term capital appreciation by normally investing its assets principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

All Cap Value Fund Lord, Abbett & Co. LLC	0.88%	Seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

INFORMATION ABOUT THE UNDERLYING FUNDS 39

Blue Chip Growth Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to achieve long-term growth of capital (current income is a secondary objective) by normally investing at least 80% of its total assets in the common stocks of large- and medium-sized blue chip growth companies. Some of the stocks in the portfolio are expected to pay dividends.

Capital Appreciation Fund Jennison Associates LLC	0.76%	Seeks long-term growth of capital by investing at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

Core Allocation Plus Fund Wellington Management Company	1.06%	Seeks total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Core Equity Fund Legg Mason Capital Management, Inc.	0.81%	Seeks long-term capital growth by normally investing primarily in equity securities that, in the subadviser’s opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser’s assessment of their intrinsic value.

Dynamic Growth Fund Deutsche Investment Management Americas Inc.	1.05%	Seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

Emerging Growth Fund MFC Global Investment Management (U.S.), LLC	0.83%	Seeks superior long-term rates of return through capital appreciation by normally investing primarily in high quality securities and convertible instruments of small-cap U.S. companies.

Emerging Markets Value Fund Dimensional Fund Advisors LP	1.10%	Seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

Emerging Small Company Fund RCM Capital Management LLC	1.02%	Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small Cap 600 Index.

Equity-Income Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

Fundamental Value Fund Davis Selected Advisers, L.P.	0.80%	Seeks growth of capital by normally investing in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

Global Allocation Fund UBS Global Asset Management (Americas) Inc.	1.00%	Seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

Global Fund Templeton Global Advisors Limited	1.00%	Seeks long-term capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

40 INFORMATION ABOUT THE UNDERLYING FUNDS

Global Real Estate Fund Deutsche Investment Management Americas Inc.	1.08%	Seeks to achieve a combination of long-term capital appreciation and current income by investing at least 80% of net assets in equity securities of real estate investment trusts (“REIT”) and real estate companies including foreign REITs and real estate companies.

Index 500 Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.

International Equity Index Fund SSgA Funds Management, Inc.	0.56%	Under normal market conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”). As of August 31, 2007, the market capitalizations of companies included in the MSCI ACW ex-US Index ranged from $93.4 million to $220.8 billion.

International Opportunities Fund Marsico Capital Management, LLC	0.99%	Seeks long-term growth of capital by normally investing at least 65% of its assets in common stocks of foreign companies selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

International Small Cap Fund Templeton Investment Counsel, LLC	1.11%	Seeks long-term capital appreciation by investing primarily in the common stock of smaller companies outside the U.S. and normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less (“small-company securities”).

International Small Company Fund Dimensional Fund Advisors LP	1.11%	Seeks long-term capital appreciation by primarily investing its assets in equity securities of non-U.S. small companies of developed markets under normal market conditions.

International Value Fund Templeton Investment Counsel, Inc.	0.93%	Seeks long-term growth of capital by normally investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Large Cap Fund UBS Global Asset Management (Americas) Inc.	0.76%	Seeks to maximize total return, consisting of capital appreciation and current income, by normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large-capitalization companies.

Large Cap Value Fund BlackRock Investment Management, LLC	0.86%	Seeks long-term growth of capital by investing, primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investments purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index.

Mid Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.

Mid Cap Intersection Fund Wellington Management Company, LLP	0.94%	Seeks long-term growth of capital. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell Midcap Index or the S&P Midcap 400 Index.

INFORMATION ABOUT THE UNDERLYING FUNDS 41

Mid Cap Stock Fund Wellington Management Company, LLP	0.88%	Seeks long-term growth of capital by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The Fund tends to invest in companies having market capitalizations similar to those of companies included in the Russell Midcap Index.

Mid Cap Value Equity Fund RiverSource Investments, LLC	0.94%	Seeks to provide long-term growth of capital by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies.

Mid Cap Value Fund Lord, Abbett & Co. LLC	0.91%	Seeks capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Midcap Index.

Natural Resources Fund Wellington Management Company, LLP	1.09%	Seeks long-term total return by normally investing primarily in equity and equity-related securities of natural resource-related companies worldwide.

Optimized Value Fund MFC Global Investment Management (U.S.A.) Limited	0.69%	Seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.

Quantitative All Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.80%	Seeks long-term growth of capital by normally investing primarily in equity securities of U.S. companies. The Fund will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

Quantitative Mid Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.81%	Seeks long-term growth of capital by normally investing at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

Real Estate Equity Fund T. Rowe Price Associates, Inc.	0.87%	Seeks to provide long-term growth through a combination of capital appreciation and current income by investing at least 80% of its net assets in the equity securities of real estate companies, including REITs, real estate operating companies, brokers, developers and other companies with at least 50% of revenues, profits or assets related to real estate activities.

Real Estate Securities Fund Deutsche Investment Management Americas Inc.	0.75%	Seeks to achieve a combination of long-term capital appreciation and current income by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies.

Science & Technology Fund T. Rowe Price Associates, Inc. and RCM Capital Management LLC	1.15%	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement and/or use of science and technology. For purposes of satisfying this requirement, common stocks may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

Small Cap Fund Independence Investments LLC	0.90%	Seeks maximum capital appreciation consistent with reasonable risk to principal by normally investing at least 80% of its net assets in equity securities of companies whose market capitalizations do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index and (c) the market capitalization of the companies in the S&P Small Cap 600 Index.

Small Cap Growth Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing primarily in small-cap companies believed to offer above average potential for growth in revenues and earnings.

Small Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.54%	Seeks to approximate the aggregate total return of a small-cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.

42 INFORMATION ABOUT THE UNDERLYING FUNDS

Small Cap Opportunities Fund Munder Capital Management	1.04%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

Small Cap Value Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

Small Company Fund American Century Investment Management, Inc.	1.20%	Seeks long-term capital growth by normally investing primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the Fund’s portfolio of stocks.

Small Company Growth Fund A I M Capital Management, Inc.	1.11%	Seeks long-term growth of capital by normally investing at least 80% of its assets in securities of small-capitalization companies. The subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

Small Company Value Fund T. Rowe Price Associates, Inc.	1.01%	Seeks long-term growth of capital by investing primarily in small companies whose common stocks are believed to be undervalued. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

Total Stock Market Index Fund MFC Global Investment Management (U.S.A.) Limited	0.56%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.

U.S. Global Leaders Growth Fund T. Rowe Price Associates, Inc.	0.72%	Seeks long-term growth of capital by normally investing primarily in common stocks of “U.S. Global Leaders” companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.

U.S. Multi-Sector Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.80%	Seeks long-term capital appreciation. The Fund normally invests in securities in the Wilshire 5000 Index, an independently maintained index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S.

Value & Restructuring Fund UST Advisers, Inc.	0.86%	Seeks long-term capital appreciation by investing primarily (at least 65% of its assets) in common stocks of U.S. and foreign companies whose share price in the opinion of the subadviser, do not reflect the economic value of the company’s assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company. In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.

Value Fund Morgan Stanley Investment Management Inc. d/b/a Van Kampen	0.99%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalizations of companies in the Russell Midcap Value Index.

Vista Fund American Century Investment Management, Inc.	0.97%	Seeks long-term capital growth by normally investing in common stocks of U.S. and foreign companies that are medium-sized and smaller at the time of purchase. The Fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy.

INFORMATION ABOUT THE UNDERLYING FUNDS 43

Equity Funds — John Hancock Funds III

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.

Global Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.17%	Seeks to achieve high total return by seeking to outperform its benchmark, the S&P/Citigroup Primary Market Index (“PMI”) World Growth Index. The Fund typically invests in a diversified portfolio of equity investments from the world’s developed markets.

Growth Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

International Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.10%	Seeks to achieve high total return by seeking to outperform its benchmark, the MSCI EAFE Index. The Fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.

Intrinsic Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

U.S. Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.

U.S. Quality Equity Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The Fund typically holds between 40 and 80 stocks.

Equity Funds — John Hancock Investment Trust

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Small Cap Intrinsic Value Fund MFC Global Investment Management (U.S.), LLC	0.92%	The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Value Index, which was $19 million to $5.08 billion as of November 30, 2007).

44 INFORMATION ABOUT THE UNDERLYING FUNDS

 Portfolio details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolios.

The Trustees have the power to change the investment goal of the Portfolios without shareholder approval.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Provides portfolio management to the fund.

Sub-subadviser

MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199-7603
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Management fee schedule
A Portfolio pays the Adviser a management fee for its services to the Portfolio. The management fee has two components: (a) a fee on assets invested in affiliated Funds (“Affiliated Fund Assets”); and (b) a fee on assets not invested in affiliated funds (“Other Assets”). Affiliated Funds are any Fund of JHF II and JHF III.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of each Portfolio.

Fee table for Affiliated Fund Assets

	First	Excess over
	$7.5 billion	$7.5 billion

Aggregate Net Assets of Lifecycle Portfolios	0.060%	0.050%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Other Assets of each Portfolio.

Fee table for Other Assets

	First	Excess over
	$7.5 billion	$7.5 billion

Aggregate Net Assets of Lifecycle Portfolios	0.510%	0.500%

PORTFOLIO DETAILS 45

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Portfolios and retains and compensates an investment subadviser to manage the assets of the Portfolios. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Portfolios are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. As of August 31, 2007, MFC Global (U.S.A.) and its affiliates had total assets under management of approximately $217 billion.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.), in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”), an affiliate of MFC Global (U.S.A.), has a sub-subadvisory agreement with MFC Global (U.S.A.). MFC Global (U.S.) assists in providing portfolio management to MFC Global (U.S.A.) in the management of the Lifecycle Retirement Portfolio.

The subadviser is compensated by the Adviser, and not by any of the Portfolios. Similarly, the sub-subadviser is compensated by the subadviser, and not by any of the Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the annual report to shareholders for the period ended August 31, 2007.

46 PORTFOLIO DETAILS

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Barry Evans
(since inception), co-portfolio manager
— portfolio management team member for the Lifecycle Retirement Portfolio — President and Chief Fixed Income Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm. — joined John Hancock Advisers, the sister firm of MFC Global (U.S.) in 1986

Steve Orlich
(since inception), co-portfolio manager
— Vice President and Senior Portfolio Manager of Asset Allocation — joined MFC Global (U.S.) in 1998

Demetrius Schetakis
(since 2007), leader of portfolio management team for the Lifecycle Retirement Portfolio
— joined MFC Global (U.S.) in June 2007 and has worked in the investment field since 1985

Mark Schmeer
(since inception), co-portfolio manager
— (since inception), portfolio management team member for the Lifecycle Retirement Portfolio — Senior Vice President and Managing Director, North American Equities, for MFC Global (U.S.) as well as Chief Investment Officer of MFC Global (U.S.) — joined MFC Global (U.S.) in 1995

Scott Warlow
(since 2007), co-portfolio manager
— Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios — joined MFC Global (U.S.) in 2002

PORTFOLIO DETAILS 47

Financial highlights

The financial highlights table below for the Portfolios are intended to help investors understand the financial performance of the Portfolios for the past five years (or since inception in the case of a Portfolio in operation for less than five years). The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolios (assuming reinvestment of all dividends and distributions).

The financial statements of the Portfolios as of August 31, 2007, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHF II’s financial statements, in JHF II’s annual report which has been incorporated by reference into the SAI and is available upon request.

Lifecycle 2045 Portfolio	PERIOD ENDED

CLASS 1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,9]	(0.01)

Net realized and unrealized gain (loss) on investments	1.23

Total from investment operations	1.22

Less distributions

From net investment income	(0.07)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.25)

Net asset value, end of period	$10.97

Total return[2] (%)	12.32	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	0.64	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.20	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.15	) [7]

Net assets, end of period (in thousands)	23,187

Portfolio turnover (%)	5	[6]

Lifecycle 2040 Portfolio	PERIOD ENDED

CLASS 1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,9]	(0.01)

Net realized and unrealized gain (loss) on investments	1.23

Total from investment operations	1.22

Less distributions

From net investment income	(0.06)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.99

Total return[2] (%)	12.34	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	0.62	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.20	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.16	) [7]

Net assets, end of period (in thousands)	25,954

Portfolio turnover (%)	3	[6]

48 PORTFOLIO DETAILS

Lifecycle 2035 Portfolio	PERIOD ENDED

CLASS 1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,9]	(0.01)

Net realized and unrealized gain (loss) on investments	1.23

Total from investment operations	1.22

Less distributions

From net investment income	(0.05)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$11.05

Total return[2] (%)	12.27	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	0.45	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.20	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.06	) [7]

Net assets, end of period (in thousands)	39,674

Portfolio turnover (%)	4	[6]

Lifecycle 2030 Portfolio	PERIOD ENDED

CLASS 1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,9]	0.01

Net realized and unrealized gain (loss) on investments	1.14

Total from investment operations	1.15

Less distributions

From net investment income	(0.07)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.22)

Net asset value, end of period	$10.93

Total return[2] (%)	11.63	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	0.38	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.20	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.12	[7]

Net assets, end of period (in thousands)	50,070

Portfolio turnover (%)	3	[6]

PORTFOLIO DETAILS 49

Lifecycle 2025 Portfolio	PERIOD ENDED

CLASS 1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,9]	0.04

Net realized and unrealized gain (loss) on investments	1.04

Total from investment operations	1.08

Less distributions

From net investment income	(0.07)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.20)

Net asset value, end of period	$10.88

Total return[2] (%)	10.93	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	0.31	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.20	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.39	[7]

Net assets, end of period (in thousands)	67,149

Portfolio turnover (%)	3	[6]

Lifecycle 2020 Portfolio	PERIOD ENDED

CLASS 1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,9]	0.07

Net realized and unrealized gain (loss) on investments	0.93

Total from investment operations	1.00

Less distributions

From net investment income	(0.07)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.82

Total return[2] (%)	10.12	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	0.32	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.20	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.78	[7]

Net assets, end of period (in thousands)	64,901

Portfolio turnover (%)	7	[6]

50 PORTFOLIO DETAILS

Lifecycle 2015 Portfolio	PERIOD ENDED

CLASS 1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,9]	0.10

Net realized and unrealized gain (loss) on investments	0.76

Total from investment operations	0.86

Less distributions

From net investment income	(0.09)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.68

Total return[2] (%)	8.72	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	0.36	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.20	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.19	[7]

Net assets, end of period (in thousands)	55,723

Portfolio turnover (%)	9	[6]

Lifecycle 2010 Portfolio	PERIOD ENDED

CLASS 1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,9]	0.16

Net realized and unrealized gain (loss) on investments	0.57

Total from investment operations	0.73

Less distributions

From net investment income	(0.10)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.16)

Net asset value, end of period	$10.57

Total return[2] (%)	7.34	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	0.56	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.20	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.78	[7]

Net assets, end of period (in thousands)	25,428

Portfolio turnover (%)	17	[6]

PORTFOLIO DETAILS 51

Lifecycle Retirement Portfolio	PERIOD ENDED

CLASS 1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,9]	0.19

Net realized and unrealized gain (loss) on investments	0.43

Total from investment operations	0.62

Less distributions

From net investment income	(0.22)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.30)

Net asset value, end of period	$10.32

Total return[2] (%)	6.29	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	0.38	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.25	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.24	[7]

Net assets, end of period (in thousands)	65,651

Portfolio turnover (%)	56	[6]

1	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2	Assumes dividend reinvestment and does not reflect the effect of sales charges.

3	Does not include expenses of the underlying funds in which the Portfolio invests.

4	Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares began operations on 10-30-06.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Not annualized.

7	Annualized.

8	Does not take into consideration expense reductions during the period shown.

9	Based on the average of the share outstanding.

10	The Adviser made a payment to the Portfolio of $1,696. Excluding this payment, total returns would have been 11.26% and 11.52% for Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3 and Class 1. See Note 1.

11	The Adviser made a payment to the Portfolio of $2,707. Excluding this payment, total returns would have been 10.03%, 10.55% and 10.81% for Class R, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class 1. See Note 1.

12	The Adviser made a payment to the Portfolio of $2,881. Excluding this payment, total return would have been 9.48% for Class R1. There was no effect to the total returns for Class A, Class B, Class C, Class R, Class R2, Class R3, Class R4, Class R5 and Class 1. See Note 1.

13	The Adviser made a payment to the Portfolio of $6,640. Excluding this payment, total returns would have been 7.83%, 7.98% and 8.22% for Class R, Class R1 and Class R2, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class 1. See Note 1.

14	The Adviser made a payment to the Portfolio of $4,286. Excluding this payment, total returns would have been 6.45%, 6.85%, 6.72%, 6.97% and 7.23% for Class R, Class R2, Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R1 and Class 1. See Note 1.

15	The Adviser made a payment to the Portfolio of $21,459. Excluding this payment, total returns would have been 5.37%, 5.45%, 5.63%, 5.80%, 5.67%, 5.97% and 6.17% for Class B, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class C and Class 1. See Note 1.

52 PORTFOLIO DETAILS

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC LCPPN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Absolute Return Portfolio

CLASS A, CLASS B AND CLASS C SHARES

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

This prospectus provides information about the Absolute Return Portfolio (the “Portfolio”), which is a fund of John Hancock Funds II (“JHF II”). The Portfolio is a “fund of funds” that currently invests in a number of other funds of JHF II and John Hancock Funds III (“JHF III”), and may also invest in other affiliated funds (each referred to as a “Fund”). The Portfolio may also invest in nonaffiliated funds (each referred to as a “Nonaffiliated Underlying Fund”). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as “Underlying Funds”).

This prospectus relates to the Class A, B and C shares of the Portfolio. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Portfolio, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosure carefully before investing.

 Absolute Return Portfolio

Goal and strategy

GOAL: The Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

STRATEGY: To pursue this goal, the Portfolio invests in a number of the other Funds of the John Hancock funds complex.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other permitted investments.”

In employing its investment strategies for the Portfolio, the subadviser attempts to achieve an average annual total rate of return for the Portfolio that meets or exceeds the Consumer Price Index for All Urban Consumers plus 6% (before fees) over a long-term time horizon (approximately five to eight years) while attempting to maintain a low probability of negative returns in any 12-month time period. The Adviser and the subadviser do not represent or guarantee that the Portfolio will meet this total return goal or achieve positive returns every year.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information about the Underlying Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

4 PORTFOLIO

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Active management risk
■	Commodity risk
■	Derivatives risk
■	Equity securities risk
■	Exchange traded funds risk
■	Fixed-income securities risk
■	Foreign securities risk
■	Fund of funds risk
■	Hedging, derivatives and other strategic transactions risk
■	Investment company securities risk
■	Liquidity risk
■	Short sales risk

FUND CODES

Class A
Ticker	—
CUSIP	41015E726

Class B
Ticker	—
CUSIP	41015E718

Class C
Ticker	—
CUSIP	41015E692

Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio’s assets and therefore are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	0.00%

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.20%	0.20%	0.20%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	1.15%	1.14%	1.14%

Total Portfolio operating expenses	1.65%	2.34%	2.34%

Contractual expense reimbursement (at least until 12-31-08)[5]	1.10%	1.09%	1.09%

Net Portfolio operating expenses	0.55%	1.25%	1.25%

Underlying Funds expenses[6]	0.82%	0.82%	0.82%

Net Portfolio operating expenses and Underlying Funds expenses	1.37%	2.07%	2.07%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$632	$1,130	$1,654	$3,084

Class B with redemption	$710	$1,172	$1,758	$3,228

Class B without redemption	$210	$872	$1,558	$3,228

Class C with redemption	$310	$872	$1,558	$3,389

Class C without redemption	$210	$872	$1,558	$3,389

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of the Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ‘‘Portfolio Details — Management fee schedule” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.05% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among the Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIO 5

Other permitted investments

A Portfolio may directly:

■	Purchase U.S. government securities and short-term paper.
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Portfolio, including exchange traded funds.
■	Purchase domestic and foreign equity and fixed-income securities.
■	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
■	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
■	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.
■	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
■	Make short sales of securities (borrow and sell securities not owned by the Portfolio), either to realize appreciation when a security that the Portfolio does not own declines in value or as a hedge against potential declines in the value of a Portfolio security.
■	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities- linked derivatives.

A Portfolio may use various investment strategies such as hedging and other related transactions. For example, a Portfolio may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a Portfolio. In addition, these strategies may be used to gain exposure to a particular securities market. A Portfolio also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging, derivatives and Other Strategic Transactions Risks” in both the prospectus and the Statement of Additional Information (“SAI”).

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Portfolio is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Portfolio’s Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

Temporary defensive investing

A Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

■	meeting redemption requests,
■	making other anticipated cash payments, or
■	protecting a Portfolio in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent a Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

Management of a Portfolio

Subject to the limitations described above, a Portfolio may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by a Portfolio. Such adjustments may be made, for example, to increase or decrease a Portfolio’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of a Portfolio’s assets subject to the management of a particular Underlying Fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

6 PORTFOLIO

 Your account

Choosing a Share Class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

■	A front-end sales charge, as described in the section “How sales charges are calculated.”

■	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

■	No front-end sales charge; all your money goes to work for you right away.

■	Distribution and service (Rule 12b-1) fees of 1.00%.

■	A contingent deferred sales charge (“CDSC”), as described in the section “How sales charges are calculated.”

■	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

■	No front-end sales charge; all your money goes to work for you right away.

■	Distribution and service (Rule 12b-1) fees of 1.00%.

■	A 1.00% CDSC on shares sold within one year of purchase.

■	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (“Signature Services”), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

The retirement plan types listed below that are not currently invested in Class A, Class B and Class C shares of John Hancock funds are not eligible to purchase Class A, Class B and Class C shares. Such plans may invest only in Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, which are described in a separate prospectus. Such retirement plans (“Retirement Plans”) are: pension, profit-sharing and other plans qualified under Section 401(a) or described in Sections 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the “Code”), and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts, retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) accounts and other individual retirement accounts, and certain Retirement Plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM programs.

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formally the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and

■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

YOUR ACCOUNT 7

Rollover Program Compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or John Hancock custodial ROTH IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds [0.15% for the John Hancock Money Market Fund] under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. A John Hancock insurance company may also pay the third party administrator for the plan a one time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

8 YOUR ACCOUNT

How sales charges are calculated

Class A sales charges are as follows:

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, all Class R shares or Class I shares of any John Hancock fund. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock fund held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C

Shares are offered at their NAV per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

■	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
■	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges

YOUR ACCOUNT 9

listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.

■	Combination Privilege — lets you combine classes of shares of all John Hancock funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

■	to make payments through certain systematic withdrawal plans
■	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs
■	redemptions pursuant to a fund’s right to liquidate an account less than $1,000
■	to make certain distributions from a retirement plan
■	because of shareholder death or disability

To utilize a waiver you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock retail fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

■	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
■	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the Distributor
■	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)
■	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA
■	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a ROTH IRA
■	individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted
■	participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)
■	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs
■	participants in certain retirement plans with at least 100 eligible employees (one year CDSC applies) and that are currently invested in Class A shares of John Hancock funds
■	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Code, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

■	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” for additional details)
■	dividend reinvestments (see “Dividends and account policies” for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

■	non-retirement account: $1,000
■	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment
■	group investments: $250
■	Monthly Automatic Accumulation Plan (“MAAP”): $25 to open; you must invest at least $25 a month

10 YOUR ACCOUNT

■	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

YOUR ACCOUNT 11

Buying shares

Opening an account	Adding to an account

By check
■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the name(s), your share class, your account number and the name(s) in which the account is registered.

■ Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Customer Service to request an exchange.	■ Log on to the Web site below to process exchanges between funds. ■ Call EASI-Line for automated service. ■ Call your financial representative or Customer Service to request an exchange.

By wire
■ Deliver your completed application to your financial representative or mail it to Signature Services.

■ Obtain your account number by calling your financial representative or Customer Service.

■ Obtain your wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the Automated Clearing House (“ACH”) system.

■ Complete the “Bank Information” section on your account application.

■ Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the ACH system.

■ Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

■ Call EASI-Line for automated service.

■ Call Customer Service between 8:00 a.m. and 7:00 p.m. Eastern time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

12 YOUR ACCOUNT

Selling shares

To sell some or all of your shares

By letter
■ Accounts of any type. ■ Sales of any amount.

■ Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■ Include all signatures and any additional documents that may be required (see next page).

■ Mail the materials to Signature Services.

■ A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
■ Most accounts. ■ Sales of up to $100,000.	■ Log on to the Web site below to initiate redemptions from your fund.

By phone
■ Most accounts. ■ Sales of up to $100,000.	■ Call EASI-Line for automated service. ■ Call our financial representative or call Customer Service between 8 a.m. and 7 p.m. Eastern Time on most business days.

By wire or electronic funds transfer (‘‘EFT”)
■ Requests by letter to sell any amount. ■ Requests by Internet or phone to sell up to $100,000.

■ To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

■ Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

■ Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
■ Accounts of any type. ■ Sales of any amount.

■ Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Customer Service.

■ Log on to the Web site below to process exchanges between your funds.

■ Call EASI-Line for automated service.

■ Call your financial representative or Customer Service to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

YOUR ACCOUNT 13

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■	your address of record has changed within the past 30 days;
■	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock; or
■	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions (if authorized under state law) and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
■ Letter of instruction.

■ On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

■ Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts

■ Letter of instruction.

■ Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

■ On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

■ Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts

■ Letter of instruction.

■ On the letter, the signature(s) of the trustee(s).

■ Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

■ Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	■ Letter of instruction signed by surviving tenant. ■ Copy of death certificate. ■ Medallion signature guarantee, if applicable (see above). ■ Inheritance tax waiver (if applicable).

Executors of shareholder estates

■ Letter of instruction signed by executor.

■ Copy of order appointing executor, certified within the past 12 months.

■ Medallion signature guarantee, if applicable (see above).

■ Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	■ Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

14 YOUR ACCOUNT

Transaction policies

Valuation of shares

The NAV per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time). The NAV for the fund is calculated based upon the NAVs of the Underlying Funds and other investments in which it invests. The prospectus for the Underlying Funds explains the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These

YOUR ACCOUNT 15

investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

16 YOUR ACCOUNT

Dividends and account policies

Account statements

In general, you will receive account statements as follows

■	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
■	after any changes of name or residential address of the registered owner(s)
■	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

Additional investor services

Monthly automatic accumulation Program (“MAAP”)

MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

■	Complete the appropriate parts of your account application.
■	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

■	Make sure you have at least $5,000 worth of shares in your account.
■	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
■	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
■	Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
■	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Restrictions on 403(b)(7) Plans Accounts

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another

YOUR ACCOUNT 17

403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the fund holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable calendar quarter end.

18 YOUR ACCOUNT

 Risks of investing in the Portfolio

Commodity risk
Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk
The Portfolio’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds (ETFs) risk
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk
The Portfolio’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

The Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks

Investment company securities risk
The Portfolio bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.

Short sales risk
Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security.

RISKS OF INVESTING IN THE PORTFOLIO 19

 Information about the Underlying Funds

Risks of investing in the Underlying Funds

By owning shares of Underlying Funds, a Portfolio indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that a Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed income securities risk
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

■	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

20 INFORMATION ABOUT THE UNDERLYING FUNDS

■	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
■	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
■	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

INFORMATION ABOUT THE UNDERLYING FUNDS 21

Hedging, derivatives and other strategic transactions risk
The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other Strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the Statement of Additional Information.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

These investment strategies and securities are described further in the SAI.

22 INFORMATION ABOUT THE UNDERLYING FUNDS

Description of Funds

A Portfolio may invest in any of the Funds. The following tables set forth, separately for the fixed income and the equity Funds of the John Hancock funds complex: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds’ investment goals and principal strategies. Additional investment practices are described in JHF II’s SAI and in the prospectus for these Funds. A Portfolio may also invest in other Underlying Funds not described in the chart.

Fixed-Income Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Bond Fund Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC	0.68%	Seeks income and capital appreciation by investing at least 80% of its assets in a diversified mix of debt securities and instruments.

Core Bond Fund Wells Capital Management, Incorporated	0.77%	Seeks total return consisting of income and capital appreciation by normally investing in a broad range of investment-grade debt securities. The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the Fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

Floating Rate Income Fund Western Asset Management Company	0.77%	Seeks a high level of current income. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa or BBB by a nationally recognized statistical rating organization such as Moody’s Investor Services (“Moody’s”) or Standard & Poor’s (“S&P”)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

Global Bond Fund Pacific Investment Management Company LLC	0.81%	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by normally investing at least 80% of its net assets (plus any borrowing for investment purposes) in fixed income instruments, which may be represented by future contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars.

High Income Fund MFC Global Investment Management (U.S.), LLC	0.73%	Seeks high current income by normally investing at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents.

High Yield Fund Western Asset Management Company	0.70%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

Income Fund Franklin Advisers, Inc.	0.41%	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

Investment Quality Bond Fund Wellington Management Company, LLP	0.73%	Seeks a high level of current income consistent with the maintenance of principal and liquidity by investing in a diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The Fund may also invest up to 20% of its assets in non-investment grade fixed income securities.

INFORMATION ABOUT THE UNDERLYING FUNDS 23

Real Return Bond Fund Pacific Investment Management Company LLC	0.74%	Seeks maximum real return, consistent with preservation of real capital and prudent investment management, by normally investing at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and by corporations.

Spectrum Income Fund T. Rowe Price Associates, Inc.	0.86%	Seeks a high level of current income with moderate share price fluctuation. The Fund diversifies its assets widely among market segments and seeks to maintain broad exposure to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular segments over time. The Fund normally invests in investment grade corporate, and foreign and emerging market fixed income securities, income-oriented stocks (up to 40% of its assets), short-term securities, asset-backed and mortgage related securities and U.S. Government securities. The Fund may invest up to 40% of its assets in high yield fixed-income securities (commonly known as “junk bonds”).

Strategic Bond Fund Western Asset Management Company	0.76%	Seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the Fund’s assets among certain segments of the fixed income market in the manner the subadviser believes will best contribute to achieving the Fund’s investment goal.

Strategic Income Fund MFC Global Investment Management (U.S.), LLC	0.78%	Seeks a high level of current income by normally investing primarily in: foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

Total Bond Market Fund Declaration Management & Research LLC	0.56%	Seeks to track the performance of the Lehman Brothers Aggregate Index (which represents the U.S. investment grade bond market). The Fund normally invests at least 80% of its assets in securities listed in this Index. The Fund is an intermediate-term bond fund of high and medium credit quality.

Total Return Fund Pacific Investment Management Company LLC	0.78%	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by normally investing at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

U.S. Government Securities Fund Western Asset Management Company	0.71%	Seeks a high level of current income, consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

U.S. High Yield Bond Fund Wells Capital Management, Incorporated	0.79%	Seeks total return with a high level of current income by normally investing primarily in below investment-grade debt securities (commonly known as “junk bonds” or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

Equity Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

All Cap Core Fund Deutsche Investment Management Americas Inc.	0.83%	Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small-, mid- and large-cap), primarily those within the Russell 3000 Index.

All Cap Growth Fund A I M Capital Management, Inc.	0.92%	Seeks long-term capital appreciation by normally investing its assets principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

All Cap Value Fund Lord, Abbett & Co. LLC	0.88%	Seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

24 INFORMATION ABOUT THE UNDERLYING FUNDS

Blue Chip Growth Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to achieve long-term growth of capital (current income is a secondary objective) by normally investing at least 80% of its total assets in the common stocks of large- and medium-sized blue chip growth companies. Some of the stocks in the portfolio are expected to pay dividends.

Capital Appreciation Fund Jennison Associates LLC	0.76%	Seeks long-term growth of capital by investing at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

Core Allocation Plus Fund Wellington Management Company	1.06%	Seeks total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Core Equity Fund Legg Mason Capital Management, Inc.	0.81%	Seeks long-term capital growth by normally investing primarily in equity securities that, in the subadviser’s opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser’s assessment of their intrinsic value.

Dynamic Growth Fund Deutsche Investment Management Americas Inc.	1.05%	Seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

Emerging Growth Fund MFC Global Investment Management (U.S.), LLC	0.83%	Seeks superior long-term rates of return through capital appreciation by normally investing primarily in high quality securities and convertible instruments of small-cap U.S. companies.

Emerging Markets Value Fund Dimensional Fund Advisors LP	1.10%	Seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

Emerging Small Company Fund RCM Capital Management LLC	1.02%	Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small Cap 600 Index.

Equity-Income Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

Fundamental Value Fund Davis Selected Advisers, L.P.	0.80%	Seeks growth of capital by normally investing in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

Global Allocation Fund UBS Global Asset Management (Americas) Inc.	1.00%	Seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

Global Fund Templeton Global Advisors Limited	1.00%	Seeks long-term capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

INFORMATION ABOUT THE UNDERLYING FUNDS 25

Global Real Estate Fund Deutsche Investment Management Americas Inc.	1.08%	Seeks to achieve a combination of long-term capital appreciation and current income by investing at least 80% of net assets in equity securities of real estate investment trusts (“REIT”) and real estate companies including foreign REITs and real estate companies.

Index 500 Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.

International Equity Index Fund SSgA Funds Management, Inc.	0.56%	Under normal market conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”). As of August 31, 2007, the market capitalizations of companies included in the MSCI ACW ex-US Index ranged from $93.4 million to $220.8 billion.

International Opportunities Fund Marsico Capital Management, LLC	0.99%	Seeks long-term growth of capital by normally investing at least 65% of its assets in common stocks of foreign companies selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

International Small Cap Fund Templeton Investment Counsel, LLC	1.11%	Seeks long-term capital appreciation by investing primarily in the common stock of smaller companies outside the U.S. and normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less (“small-company securities”).

International Small Company Fund Dimensional Fund Advisors LP	1.11%	Seeks long-term capital appreciation by primarily investing its assets in equity securities of non-U.S. small companies of developed markets under normal market conditions.

International Value Fund Templeton Investment Counsel, Inc.	0.93%	Seeks long-term growth of capital by normally investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Large Cap Fund UBS Global Asset Management (Americas) Inc.	0.76%	Seeks to maximize total return, consisting of capital appreciation and current income, by normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large-capitalization companies.

Large Cap Value Fund BlackRock Investment Management, LLC	0.86%	Seeks long-term growth of capital by investing, primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investments purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index.

Mid Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.

Mid Cap Intersection Fund Wellington Management Company, LLP	0.94%	To seek long-term growth of capital. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell Midcap Index or the S&P Midcap 400 Index.

26 INFORMATION ABOUT THE UNDERLYING FUNDS

Mid Cap Stock Fund Wellington Management Company, LLP	0.88%	Seeks long-term growth of capital by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The Fund tends to invest in companies having market capitalizations similar to those of companies included in the Russell Midcap Index.

Mid Cap Value Equity Fund RiverSource Investments, LLC	0.94%	Seeks to provide long-term growth of capital by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of medium-sized companies.

Mid Cap Value Fund Lord, Abbett & Co. LLC	0.91%	Seeks capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Midcap Index.

Natural Resources Fund Wellington Management Company, LLP	1.09%	Seeks long-term total return by normally investing primarily in equity and equity-related securities of natural resource-related companies worldwide.

Optimized Value Fund MFC Global Investment Management (U.S.A.) Limited	0.69%	Seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.

Quantitative All Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.80%	Seeks long-term growth of capital by normally investing primarily in equity securities of U.S companies. The Fund will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

Quantitative Mid Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.81%	Seeks long-term growth of capital by normally investing at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

Real Estate Equity Fund T. Rowe Price Associates, Inc.	0.87%	Seeks to provide long-term growth through a combination of capital appreciation and current income by investing at least 80% of its net assets in the equity securities of real estate companies, including REITs, real estate operating companies, brokers, developers and other companies with at least 50% of revenues, profits or assets related to real estate activities.

Real Estate Securities Fund Deutsche Investment Management Americas Inc.	0.75%	Seeks to achieve a combination of long-term capital appreciation and current income by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies.

Science & Technology Fund T. Rowe Price Associates, Inc. and RCM Capital Management LLC	1.15%	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement and/or use of science and technology. For purposes of satisfying this requirement, common stocks may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

Small Cap Fund Independence Investments LLC	0.90%	Seeks maximum capital appreciation consistent with reasonable risk to principal by normally investing at least 80% of its net assets in equity securities of companies whose market capitalizations do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index and (c) the market capitalization of the companies in the S&P Small Cap 600 Index.

Small Cap Growth Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing primarily in small-cap companies believed to offer above average potential for growth in revenues and earnings.

Small Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.54%	Seeks to approximate the aggregate total return of a small-cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.

INFORMATION ABOUT THE UNDERLYING FUNDS 27

Small Cap Opportunities Fund Munder Capital Management	1.04%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

Small Cap Value Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

Small Company Fund American Century Investment Management, Inc.	1.20%	Seeks long-term capital growth by normally investing primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the Fund’s portfolio of stocks.

Small Company Growth Fund A I M Capital Management, Inc.	1.11%	Seeks long-term growth of capital by normally investing at least 80% of its assets in securities of small-capitalization companies. The subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

Small Company Value Fund T. Rowe Price Associates, Inc.	1.01%	Seeks long-term growth of capital by investing primarily in small companies whose common stocks are believed to be undervalued. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

Total Stock Market Index Fund MFC Global Investment Management (U.S.A.) Limited	0.56%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.

U.S. Global Leaders Growth Fund T. Rowe Price Associates, Inc.	0.72%	Seeks long-term growth of capital by normally investing primarily in common stocks of “U.S. Global Leaders” companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.

U.S. Multi-Sector Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.80%	Seeks long-term capital appreciation. The Fund normally invests in securities in the Wilshire 5000 Index, an independently maintained index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S.

Value & Restructuring Fund UST Advisers, Inc.	0.86%	Seeks long-term capital appreciation by investing primarily (at least 65% of its assets) in common stocks of U.S. and foreign companies whose share price in the opinion of the subadviser, do not reflect the economic value of the company’s assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company. In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.

Value Fund Morgan Stanley Investment Management Inc. d/b/a Van Kampen	0.99%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalizations of companies in the Russell Midcap Value Index.

Vista Fund American Century Investment Management, Inc.	0.97%	Seeks long-term capital growth by normally investing in common stocks of U.S. and foreign companies that are medium-sized and smaller at the time of purchase. The Fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy.

28 INFORMATION ABOUT THE UNDERLYING FUNDS

Equity Funds — John Hancock Funds III

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.

Global Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.17%	Seeks to achieve high total return by seeking to outperform its benchmark, the S&P/Citigroup Primary Market Index (“PMI”) World Growth Index. The Fund typically invests in a diversified portfolio of equity investments from the world’s developed markets.

Growth Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

International Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.10%	Seeks to achieve high total return by seeking to outperform its benchmark, the MSCI EAFE Index. The Fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.

Intrinsic Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

U.S. Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.

U.S. Quality Equity Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The Fund typically holds between 40 and 80 stocks.

Equity Funds — John Hancock Investment Trust

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Small Cap Intrinsic Value Fund MFC Global Investment Management (U.S.), LLC	0.92%	The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Value Index, which was $19 million to $5.08 billion as of November 30, 2007).

INFORMATION ABOUT THE UNDERLYING FUNDS 29

 Portfolio details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolio.

The Trustees have the power to change the investment goal of the Portfolio without shareholder approval.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Provides portfolio management to the fund.

Sub-subadviser

MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199-7603
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule

The Portfolio pays the Adviser a management fee for its services to the Portfolio. The management fee has two components: (a) a fee on assets invested in Affiliated Funds (“Affiliated Fund Assets”); and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). Affiliated Funds are any Fund of JHF II and JHF III.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of the Portfolio and the Absolute Return Trust, a series of John Hancock Trust (collectively, the “Absolute Return Funds”) determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Portfolio.

Advisory Fee on Affiliated Fund Assets

		Between
	First	$200 million	Excess over
	$200 million	and $500 million	$500 million

Aggregate Net Assets of Absolute Return Funds	0.150%	0.125%	0.100%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Absolute Return Funds, determined in accordance with the following schedule and that rate is applied to the Other Assets of the Portfolio.

Advisory Fee on Other Assets

		Between
	First	$200 million	Excess over
	$200 million	and $500 million	$500 million

Aggregate Net Assets of Absolute Return Funds	0.600%	0.575%	0.550%

30 PORTFOLIO DETAILS

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Portfolio and retains and compensates an investment subadviser to manage the assets of the Portfolio. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Portfolio are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Portfolio. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. As of August 31, 2007, MFC Global (U.S.A.) and its affiliates had total assets under management of approximately $217 billion.

MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”), an affiliate of MFC Global (U.S.A.), has a sub-subadvisory agreement with MFC Global (U.S.A.).

The subadviser is compensated by the Adviser, and not by the Portfolio. Similarly, the sub-subadviser is compensated by the subadviser, and not by any of the Portfolio.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the annual report to shareholders for the period ended August 31, 2007.

PORTFOLIO DETAILS 31

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Barry Evans
(since inception), portfolio management team member
— President and Chief Operating Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm. — joined John Hancock Advisers, the sister firm of MFC Global (U.S.), in 1986

Steve Orlich
(since inception), portfolio management team member
— Vice President and Senior Portfolio Manager of Asset Allocation — joined MFC Global (U.S.) in 1998

Demetrius Schetakis
(since 2007), portfolio management team member
— joined MFC Global (U.S.) in June 2007 and has worked in the investment field since 1985

Mark Schmeer
(since inception), portfolio management team member
— Senior Vice President and Managing Director, North American Equities, for MFC Global (U.S.) as well as Chief Investment Officer of MFC Global (U.S.) — joined MFC Global (U.S.) in 1995

Scott Warlow
(since 2007), portfolio management team member
— Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios — joined MFC Global (U.S.) in 2002

32 PORTFOLIO DETAILS

Financial highlights

The financial highlights table below for the Portfolio is intended to help investors understand the financial performance of the Portfolio for the past five years (or since inception in the case of a Portfolio in operation for less than five years). The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

The financial statements of the Portfolio as of August 31, 2007, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHF II’s financial statements, in JHF II’s annual report which has been incorporated by reference into the SAI and is available upon request.

Absolute Return Portfolio	PERIOD ENDED		PERIOD ENDED

CLASS A SHARES	8-31-07		8-31-06	[6]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.42		$10.00

Income (loss) from investment operations

Net investment income (loss)	0.28	[7]	0.10	[7]

Net realized and unrealized gain (loss) on investments	0.62		0.32

Total from investment operations	0.90		0.42

Less distributions

From net investment income	(0.15)		—

From net realized gain	(0.14)		—

From capital paid-in	—		—

Total distributions	(0.29)		—

Net asset value, end of period	$11.03		$10.42

Total return (%)	8.72	[1,2]	4.20	[1,2,8]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Net assets, end of period (in millions)	$1		$1

Ratio of net expenses to average net assets (%)	0.55	[3]	0.55	[3,9]

Ratio of gross expenses to average net assets (%)	1.65	[3,4]	4.04	[3,4,9]

Ratio of net investment income (loss) to average net assets (%)	2.55	[5]	5.17	[5,9]

Portfolio turnover (%)	18		—	[8]

CLASS B SHARES	8-31-07		8-31-06	[6]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.40		$10.00

Income (loss) from investment operations

Net investment income (loss)	0.20	[7]	0.08	[7]

Net realized and unrealized gain (loss) on investments	0.63		0.32

Total from investment operations	0.83		0.40

Less distributions

From net investment income	(0.14)		—

From net realized gain	(0.14)		—

From capital paid-in	—		—

Total distributions	(0.28)		—

Net asset value, end of period	$10.95		$10.40

Total return (%)	7.96	[1,2]	4.00	[1,2,8]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Net assets, end of period (in millions)	$1		$1

Ratio of net expenses to average net assets (%)	1.25	[3]	1.25	[3,9]

Ratio of gross expenses to average net assets (%)	2.34	[3,4]	4.73	[3,4,9]

Ratio of net investment income (loss) to average net assets (%)	1.85	[5]	4.48	[5,9]

Portfolio turnover (%)	18		—	[8]

PORTFOLIO DETAILS 33

Absolute Return Portfolio	PERIOD ENDED		PERIOD ENDED

CLASS C SHARES	8-31-07		8-31-06	[6]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.40		$10.00

Income (loss) from investment operations

Net investment income (loss)	0.20	[7]	0.08	[7]

Net realized and unrealized gain (loss) on investments	0.63		0.32

Total from investment operations	0.83		0.40

Less distributions

From net investment income	(0.14)		—

From net realized gain	(0.14)		—

From capital paid-in	—		—

Total distributions	(0.28)		—

Net asset value, end of period	$10.95		$10.40

Total return (%)	7.96	[1,2]	4.00	[1,2,8]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Net assets, end of period (in millions)	$1		$1

Ratio of net expenses to average net assets (%)	1.25	[3]	1.25	[3,9]

Ratio of gross expenses to average net assets (%)	2.34	[3,4]	4.73	[3,4,9]

Ratio of net investment income (loss) to average net assets (%)	1.85	[5]	4.48	[5,9]

Portfolio turnover (%)	18		—	[8]

1	Assumes dividend reinvestment and does not reflect the effect of sales charges.

2	Total returns would have been lower had certain expenses not been reduced during the periods shown.

3	Does not include expenses of the underlying funds in which the Portfolio invests.

4	Does not take into consideration expense reductions during the period shown.

5	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

6	Class A, Class B, Class C and Class 1 shares began operations on 6-26-06.

7	Based on the average of the shares outstanding.

8	Not annualized.

9	Annualized.

34 PORTFOLIO DETAILS

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC AROPN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Absolute Return Portfolio

CLASS R3, CLASS R4 AND CLASS R5 SHARES

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

This prospectus provides information about the Absolute Return Portfolio (the “Portfolio”), which is a fund of John Hancock Funds II (“JHF II”). The Portfolio is a “fund of funds” that currently invests in a number of other funds of JHF II and John Hancock Funds III (“JHF III”), and may also invest in other affiliated funds (each referred to as a “Fund”). The Portfolio may also invest in nonaffiliated funds (each referred to as a “Nonaffiliated Underlying Fund”). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as “Underlying Funds”).

This prospectus relates to the Class R3, Class R4 and Class R5 shares of the Portfolio. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Portfolio, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosure carefully before investing.

 Absolute Return Portfolio

Goal and strategy

GOAL: The Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

STRATEGY: To pursue this goal, the Portfolio invests in a number of the other Funds of the John Hancock funds complex.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other permitted investments.”

In employing its investment strategies for the Portfolio, the subadviser attempts to achieve an average annual total rate of return for the Portfolio that meets or exceeds the Consumer Price Index for All Urban Consumers plus 6% (before fees) over a long-term time horizon (approximately five to eight years) while attempting to maintain a low probability of negative returns in any 12-month time period. The Adviser and the subadviser do not represent or guarantee that the Portfolio will meet this total return goal or achieve positive returns every year.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information about the Underlying Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

4 PORTFOLIO

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of investing in the Portfolio” and “Information about the Underlying Funds.”

■	Active management risk
■	Commodity risk
■	Derivatives risk
■	Equity securities risk
■	Exchange traded funds risk
■	Fixed-income securities risk
■	Fund of funds risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk
■	Investment company securities risk
■	Liquidity risk
■	Short sales risk

FUND CODES

Class R3
Ticker	—
CUSIP	41015E684

Class R4
Ticker	—
CUSIP	41015E676

Class R5
Ticker	—
CUSIP	41015E668

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses[1]	Class R3	Class R4	Class R5

Management fee[2]	0.20%	0.20%	0.20%

Distribution and service (12b-1) fees	0.50%	0.25%	0.00%

Other expenses	1.30%	1.25%	1.20%

Total Portfolio operating expenses	2.00%	1.70%	1.40%

Contractual expense reimbursement (at least until 12-31-08)[3]	1.05%	1.05%	1.05%

Net Portfolio operating expenses	0.95%	0.65%	0.35%

Underlying Funds expenses[4]	0.82%	0.82%	0.82%

Net Portfolio operating expenses and Underlying Funds expenses	1.72%	1.42%	1.12%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R3	$180	$774	$1,395	$3,069

Class R4	$149	$684	$1,245	$2,774

Class R5	$119	$592	$1,092	$2,469

1	Annual operating expenses are based on estimated expenses for the current fiscal year.
2	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of the Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management fee schedule” for further information.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.05% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among the Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIO 5

Other permitted investments

A Portfolio may directly:

■	Purchase U.S. government securities and short-term paper.
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Portfolio, including exchange traded funds.
■	Purchase domestic and foreign equity and fixed-income securities.
■	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
■	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
■	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.
■	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
■	Make short sales of securities (borrow and sell securities not owned by the Portfolio), either to realize appreciation when a security that the Portfolio does not own declines in value or as a hedge against potential declines in the value of a Portfolio security.
■	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities- linked derivatives.

A Portfolio may use various investment strategies such as hedging and other related transactions. For example, a Portfolio may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a Portfolio. In addition, these strategies may be used to gain exposure to a particular securities market. A Portfolio also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging, derivatives and Other Strategic Transactions Risks” in both the prospectus and the Statement of Additional Information (“SAI”).

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Portfolio is not permitted to invest in such instruments unless the subadvisor obtains prior written approval from the Portfolio’s Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

Temporary defensive investing

A Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

■	meeting redemption requests,
■	making other anticipated cash payments, or
■	protecting a Portfolio in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent a Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

Management of a Portfolio

Subject to the limitations described above, a Portfolio may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by a Portfolio. Such adjustments may be made, for example, to increase or decrease a Portfolio’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of a Portfolio’s assets subject to the management of a particular Underlying Fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

6 PORTFOLIO

 Your account

Who can buy Class R3, R4 and R5 shares

Class R3, R4 and R5 shares are available to certain types of investors, as noted below:

■	Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the “Code”) (“529 Plans”) distributed by John Hancock or one of its affiliates.

■	Retirement plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.

■	Class R3, R4 and R5 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the fund through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

■	Retirement plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest in Class R3, R4 and R5 shares.

All Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class R3, R4 and R5 shares cost structure

The Class R3, R4 and R5 shares of the fund are sold without any front-end or deferred sales charges. Each of the R3 and R4 share classes has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. The Class R5 shares do not have a Rule 12b-1 plan.

Class R3

■	Distribution and service (12b-1) fees of 0.50%.

Class R4

■	Distribution and service (12b-1) fees of 0.25%.

The fund has adopted Service Plans for the Class R3, R4 and R5 shares of the fund which authorize the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans. The service fee is a specified percentage of the average daily net assets of fund’s share class held by plan participants and is 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any plan that may use a fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formally the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and

■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the

YOUR ACCOUNT 7

intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy Class R3, R4 and R5 shares.”

3	Eligible retirement plans generally may open an account and purchase Class R3, R4 and R5 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R3, R4 and R5 shares of the fund.

Additional shares may be purchased through a retirement plan’s administrator or recordkeeper. There is no minimum initial investment for Class R3, R4 and R5 shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from his or her financial representative, plan administrator or by calling John Hancock Signature Services, Inc. (“Signature Services”), JHF II’s transfer agent at 1-888-972-8696.

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R3, R4 and R5 shares of the fund.

8 YOUR ACCOUNT

Transaction policies

Valuation of shares

The NAV per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for the fund is calculated based upon the NAVs of the Underlying Funds and other investments in which it invests. The prospectus for the Underlying Funds explains the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class or Money Market Fund Class A, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into the fund’s shares. The fund may change or cancel its exchange policies at any time, upon 60 days’ notice to its shareholders.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

YOUR ACCOUNT 9

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows from your plan’s recordkeeper:

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31 by your plan’s recordkeeper.

10 YOUR ACCOUNT

Dividends

The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or contingent deferred sales charge will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the fund holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable calendar quarter end.

YOUR ACCOUNT 11

 Risks of investing in the Portfolio

Commodity risk
Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk
The Portfolio’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds (ETFs) risk
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk
The Portfolio’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

The Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks

Investment company securities risk
The Portfolio bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.

Short sales risk
Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security.

12 RISKS OF INVESTING IN THE PORTFOLIO

 Information about the Underlying Funds

Risks of investing in the Underlying Funds

By owning shares of Underlying Funds, a Portfolio indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that a Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed income securities risk
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

■	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

INFORMATION ABOUT THE UNDERLYING FUNDS 13

■	Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
■	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
■	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

14 INFORMATION ABOUT THE UNDERLYING FUNDS

Hedging, derivatives and other strategic transactions risk
The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other Strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the Statement of Additional Information.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

These investment strategies and securities are described further in the SAI.

INFORMATION ABOUT THE UNDERLYING FUNDS 15

Description of Funds

A Portfolio may invest in any of the Funds. The following tables set forth, separately for the fixed income and the equity Funds of the John Hancock funds complex: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds’ investment goals and principal strategies. Additional investment practices are described in JHF II’s SAI and in the prospectus for these Funds. A Portfolio may also invest in other Underlying Funds not described in the chart.

Fixed-Income Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Bond Fund Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC	0.68%	Seeks income and capital appreciation by investing at least 80% of its assets in a diversified mix of debt securities and instruments.

Core Bond Fund Wells Capital Management, Incorporated	0.77%	Seeks total return consisting of income and capital appreciation by normally investing in a broad range of investment-grade debt securities. The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the Fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

Floating Rate Income Fund Western Asset Management Company	0.77%	Seeks a high level of current income. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa or BBB by a nationally recognized statistical rating organization such as Moody’s Investor Services (“Moody’s”) or Standard & Poor’s (“S&P”)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

Global Bond Fund Pacific Investment Management Company LLC	0.81%	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars.

High Income Fund MFC Global Investment Management (U.S.), LLC	0.73%	Seeks high current income by normally investing at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents.

High Yield Fund Western Asset Management Company	0.70%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

Income Fund Franklin Advisers, Inc.	0.41%	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

Investment Quality Bond Fund Wellington Management Company, LLP	0.73%	Seeks a high level of current income consistent with the maintenance of principal and liquidity by investing in a diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The Fund may also invest up to 20% of its assets in non-investment grade fixed income securities.

16 INFORMATION ABOUT THE UNDERLYING FUNDS

Real Return Bond Fund Pacific Investment Management Company LLC	0.74%	Seeks maximum real return, consistent with preservation of real capital and prudent investment management, by normally investing at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

Spectrum Income Fund T. Rowe Price Associates, Inc.	0.86%	Seeks a high level of current income with moderate share price fluctuation. The Fund diversifies its assets widely among market segments and seeks to maintain broad exposure to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular segments over time. The Fund normally invests in investment grade corporate, and foreign and emerging market fixed income securities, income-oriented stocks (up to 40% of its assets), short-term securities, asset-backed and mortgage related securities and U.S. Government securities. The Fund may invest up to 40% of its assets in high yield fixed-income securities (commonly known as “junk bonds”).

Strategic Bond Fund Western Asset Management Company	0.76%	Seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the Fund’s assets among certain segments of the fixed income market in the manner the subadviser believes will best contribute to achieving the Fund’s investment goal.

Strategic Income Fund MFC Global Investment Management (U.S.), LLC	0.78%	Seeks a high level of current income by normally investing primarily in: foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

Total Bond Market Fund Declaration Management & Research LLC	0.56%	Seeks to track the performance of the Lehman Brothers Aggregate Index (which represents the U.S. investment grade bond market). The Fund normally invests at least 80% of its assets in securities listed in this Index. The Fund is an intermediate-term bond fund of high and medium credit quality.

Total Return Fund Pacific Investment Management Company LLC	0.78%	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by normally investing at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

U.S. Government Securities Fund Western Asset Management Company	0.71%	Seeks a high level of current income, consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

U.S. High Yield Bond Fund Wells Capital Management, Incorporated	0.79%	Seeks total return with a high level of current income by normally investing primarily in below investment-grade debt securities (commonly known as “junk bonds” or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

Equity Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

All Cap Core Fund Deutsche Investment Management Americas Inc.	0.83%	Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small-, mid- and large-cap), primarily those within the Russell 3000 Index.

All Cap Growth Fund A I M Capital Management, Inc.	0.92%	Seeks long-term capital appreciation by normally investing its assets principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

All Cap Value Fund Lord, Abbett & Co. LLC	0.88%	Seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

INFORMATION ABOUT THE UNDERLYING FUNDS 17

Blue Chip Growth Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to achieve long-term growth of capital (current income is a secondary objective) by normally investing at least 80% of its total assets in the common stocks of large- and medium-sized blue chip growth companies. Some of the stocks in the portfolio are expected to pay dividends.

Capital Appreciation Fund Jennison Associates LLC	0.76%	Seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to-large capitalization companies.

Core Allocation Plus Fund Wellington Management Company	1.06%	Seeks total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Core Equity Fund Legg Mason Capital Management, Inc.	0.81%	Seeks long-term capital growth by normally investing primarily in equity securities that, in the subadviser’s opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser’s assessment of their intrinsic value.

Dynamic Growth Fund Deutsche Investment Management Americas Inc.	1.05%	Seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

Emerging Growth Fund MFC Global Investment Management (U.S.), LLC	0.83%	Seeks superior long-term rates of return through capital appreciation by normally investing primarily in high quality securities and convertible instruments of small-cap U.S. companies.

Emerging Markets Value Fund Dimensional Fund Advisors LP	1.10%	Seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

Emerging Small Company Fund RCM Capital Management LLC	1.02%	Seeks long term capital appreciation by investing under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small Cap 600 Index.

Equity-Income Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

Fundamental Value Fund Davis Selected Advisers, L.P.	0.80%	Seeks growth of capital by normally investing in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

Global Allocation Fund UBS Global Asset Management (Americas) Inc.	1.00%	Seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

Global Fund Templeton Global Advisors Limited	1.00%	Seeks long-term capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

18 INFORMATION ABOUT THE UNDERLYING FUNDS

Global Real Estate Fund Deutsche Investment Management Americas Inc.	1.08%	Seeks to achieve a combination of long-term capital appreciation and current income by investing at least 80% of net assets in equity securities of real estate investment trusts (“REIT”) and real estate companies including foreign REITs and real estate companies.

Index 500 Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.

International Equity Index Fund SSgA Funds Management, Inc.	0.56%	Under normal market conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”). As of August 31, 2007, the market capitalizations of companies included in the MSCI ACW ex-US Index ranged from $93.4 million to $220.8 billion.

International Opportunities Fund Marsico Capital Management, LLC	0.99%	Seeks long-term growth of capital by normally investing at least 65% of its assets in common stocks of foreign companies selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

International Small Cap Fund Templeton Investment Counsel, LLC	1.11%	Seeks long-term capital appreciation by investing primarily in the common stock of smaller companies outside the U.S. and normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less (“small-company securities”).

International Small Company Fund Dimensional Fund Advisors LP	1.11%	Seeks long-term capital appreciation by primarily investing its assets in equity securities of non-U.S. small companies of developed markets under normal market conditions.

International Value Fund Templeton Investment Counsel, Inc.	0.93%	Seeks long-term growth of capital by normally investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Large Cap Fund UBS Global Asset Management (Americas) Inc.	0.76%	Seeks to maximize total return, consisting of capital appreciation and current income, by normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large-capitalization companies.

Large Cap Value Fund BlackRock Investment Management, LLC	0.86%	Seeks long-term growth of capital by investing, primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index.

Mid Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.

Mid Cap Intersection Fund Wellington Management Company, LLP	0.94%	To seek long-term growth of capital. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell Midcap Index or the S&P Midcap 400 Index.

Mid Cap Stock Fund Wellington Management Company, LLP	0.88%	Seeks long-term growth of capital by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The Fund tends to invest in companies having market capitalizations similar to those of companies included in the Russell Midcap Index.

INFORMATION ABOUT THE UNDERLYING FUNDS 19

Mid Cap Value Equity Fund RiverSource Investments, LLC	0.94%	Seeks to provide long-term growth of capital by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies.

Mid Cap Value Fund Lord, Abbett & Co. LLC	0.91%	Seeks capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Midcap Index.

Natural Resources Fund Wellington Management Company, LLP	1.09%	Seeks long-term total return by normally investing primarily in equity and equity-related securities of natural resource-related companies worldwide.

Optimized Value Fund MFC Global Investment Management (U.S.A.) Limited	0.69%	Seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.

Quantitative All Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.80%	Seeks long-term growth of capital by normally investing primarily in equity securities of U.S companies. The Fund will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

Quantitative Mid Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.81%	Seeks long-term growth of capital by normally investing at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

Real Estate Equity Fund T. Rowe Price Associates, Inc.	0.87%	Seeks to provide long-term growth through a combination of capital appreciation and current income by investing at least 80% of its net assets in the equity securities of real estate companies, including REITs, real estate operating companies, brokers, developers and other companies with at least 50% of revenues, profits or assets related to real estate activities.

Real Estate Securities Fund Deutsche Investment Management Americas Inc.	0.75%	Seeks to achieve a combination of long-term capital appreciation and current income by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies.

Science & Technology Fund T. Rowe Price Associates, Inc. and RCM Capital Management LLC	1.15%	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement and/or use of science and technology. For purposes of satisfying this requirement, common stocks may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

Small Cap Fund Independence Investments LLC	0.90%	Seeks maximum capital appreciation consistent with reasonable risk to principal by normally investing at least 80% of its net assets in equity securities of companies whose market capitalizations do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index and (c) the market capitalization of the companies in the S&P Small Cap 600 Index.

Small Cap Growth Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing primarily in small-cap companies believed to offer above average potential for growth in revenues and earnings.

Small Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.54%	Seeks to approximate the aggregate total return of a small-cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.

Small Cap Opportunities Fund Munder Capital Management	1.04%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

Small Cap Value Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

20 INFORMATION ABOUT THE UNDERLYING FUNDS

Small Company Fund American Century Investment Management, Inc.	1.20%	Seeks long-term capital growth by normally investing primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the Fund’s portfolio of stocks.

Small Company Growth Fund A I M Capital Management, Inc.	1.11%	Seeks long-term growth of capital by normally investing at least 80% of its assets in securities of small-capitalization companies. The subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

Small Company Value Fund T. Rowe Price Associates, Inc.	1.01%	Seeks long-term growth of capital by investing primarily in small companies whose common stocks are believed to be undervalued. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

Total Stock Market Index Fund MFC Global Investment Management (U.S.A.) Limited	0.56%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.

U.S. Global Leaders Growth Fund T. Rowe Price Associates, Inc.	0.72%	Seeks long-term growth of capital by normally investing primarily in common stocks of “U.S. Global Leaders” companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.

U.S. Multi-Sector Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.80%	Seeks long-term capital appreciation. The Fund normally invests in securities in the Wilshire 5000 Index, an independently maintained index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S.

Value & Restructuring Fund UST Advisers, Inc.	0.86%	Seeks long-term capital appreciation by investing primarily (at least 65% of its assets) in common stocks of U.S. and foreign companies whose share price in the opinion of the subadviser, do not reflect the economic value of the company’s assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company. In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.

Value Fund Morgan Stanley Investment Management Inc. d/b/a Van Kampen	0.99%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalizations of companies in the Russell Midcap Value Index.

Vista Fund American Century Investment Management, Inc.	0.97%	Seeks long-term capital growth by normally investing in common stocks of U.S. and foreign companies that are medium-sized and smaller at the time of purchase. The Fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy.

Equity Funds — John Hancock Funds III

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.

INFORMATION ABOUT THE UNDERLYING FUNDS 21

Global Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.17%	Seeks to achieve high total return by seeking to outperform its benchmark, the S&P/Citigroup Primary Market Index (“PMI”) World Growth Index. The Fund typically invests in a diversified portfolio of equity investments from the world’s developed markets.

Growth Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

International Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.10%	Seeks to achieve high total return by seeking to outperform its benchmark, the MSCI EAFE Index. The Fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.

Intrinsic Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

U.S. Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.

U.S. Quality Equity Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The Fund typically holds between 40 and 80 stocks.

Equity Funds — John Hancock Investment Trust

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Small Cap Intrinsic Value Fund MFC Global Investment Management (U.S.), LLC	0.92%	The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Value Index, which was $19 million to $5.08 billion as of November 30, 2007).

22 INFORMATION ABOUT THE UNDERLYING FUNDS

 Portfolio details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolio.

The Trustees have the power to change the investment goal of the Portfolio without shareholder approval.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Provides portfolio management to the fund.

Sub-subadviser

MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199-7603
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule

The Portfolio pays the Adviser a management fee for its services to the Portfolio. The management fee has two components: (a) a fee on assets invested in Affiliated Funds (“Affiliated Fund Assets”); and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). Affiliated Funds are any Fund of JHF II and JHF III.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of the Portfolio and the Absolute Return Trust, a series of John Hancock Trust (collectively, the “Absolute Return Funds”) determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Portfolio.

Advisory Fee on Affiliated Fund Assets

		Between
	First	$200 million	Excess over
	$200 million	and $500 million	$500 million

Aggregate Net Assets of Absolute Return Funds	0.150%	0.125%	0.100%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Absolute Return Funds, determined in accordance with the following schedule and that rate is applied to the Other Assets of the Portfolio.

Advisory Fee on Other Assets

		Between
	First	$200 million	Excess over
	$200 million	and $500 million	$500 million

Aggregate Net Assets of Absolute Return Funds	0.600%	0.575%	0.550%

PORTFOLIO DETAILS 23

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Portfolio and retains and compensates an investment subadviser to manage the assets of the Portfolio. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Portfolio are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Portfolio. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. As of August 31, 2007, MFC Global (U.S.A.) and its affiliates had total assets under management of approximately $217 billion.

MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”), an affiliate of MFC Global (U.S.A.), has a sub-subadvisory agreement with MFC Global (U.S.A.).

The subadviser is compensated by the Adviser, and not by the Portfolio. Similarly, the sub-subadviser is compensated by the subadviser, and not by any of the Portfolio.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the annual report to shareholders for the period ended August 31, 2007.

24 PORTFOLIO DETAILS

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Barry Evans
(since inception), portfolio management team member
— President and Chief Operating Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm. — joined John Hancock Advisers, the sister firm of MFC Global (U.S.) in 1986

Steve Orlich
(since inception), portfolio management team member
— Vice President and Senior Portfolio Manager of Asset Allocation — joined MFC Global (U.S.) in 1998

Demetrius Schetakis
(since 2007),
— joined MFC Global (U.S.) in June 2007 and has worked in the investment field since 1985

Mark Schmeer
(since inception), portfolio management team member
— Senior Vice President and Managing Director, North American Equities, for MFC Global (U.S.) as well as Chief Investment Officer of MFC Global (U.S.) — joined MFC Global (U.S.) in 1995

Scott Warlow
(since 2007), portfolio management team member
— Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios — joined MFC Global (U.S.) in 2002

Financial highlights

This section normally details the performance of the Portfolio’s share class. Because the Portfolio has not commenced operations, there are no financial highlights to report.

PORTFOLIO DETAILS 25

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC ARRPN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Absolute Return Portfolio

CLASS 1 SHARES

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

This prospectus provides information about the Absolute Return Portfolio (the “Portfolio”), which is a fund of John Hancock Funds II (“JHF II”). The Portfolio is a “fund of funds” that currently invests in a number of other funds of JHF II and John Hancock Funds III (“JHF III”), and may also invest in other affiliated funds (each referred to as a “Fund”). The Portfolio may also invest in nonaffiliated funds (each referred to as a “Nonaffiliated Underlying Fund”). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as “Underlying Funds”).

This prospectus relates to the Class 1 shares of the Portfolio. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Portfolio, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosure carefully before investing.

 Absolute Return Portfolio

Goal and strategy

GOAL: The Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

STRATEGY: To pursue this goal, the Portfolio invests in a number of the other Funds of the John Hancock funds complex.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other permitted investments.”

In employing its investment strategies for the Portfolio, the subadviser attempts to achieve an average annual total rate of return for the Portfolio that meets or exceeds the Consumer Price Index for All Urban Consumers plus 6% (before fees) over a long-term time horizon (approximately five to eight years) while attempting to maintain a low probability of negative returns in any 12-month time period. The Adviser and the subadviser do not represent or guarantee that the Portfolio will meet this total return goal or achieve positive returns every year.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information about the Underlying Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return and how it has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

4 PORTFOLIO

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of investing in the Portfolio” and “Information about the Underlying Funds.”

■	Active management risk
■	Commodity risk
■	Derivatives risk
■	Equity securities risk
■	Exchange traded funds risk
■	Fixed-income securities risk
■	Fund of funds risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk
■	Investment company securities risk
■	Liquidity risk
■	Short sales risk

FUND CODES

Class 1
Ticker	—
CUSIP	41015E742

Your expenses

Operating expenses are paid from the Portfolio’s assets and therefore are paid by shareholders indirectly.

Annual operating expenses	Class 1

Management fee[1]	0.20%

Distribution and service (12b-1) fees	0.05%

Other expenses	1.15%

Total Portfolio operating expenses	1.40%

Contractual expense reimbursement (at least until 12-31-08)[2]	1.10%

Net Portfolio operating expenses	0.30%

Underlying Funds expenses[3]	0.82%

Net Portfolio operating expenses and Underlying Funds expenses	1.12%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class 1	$114	$587	$1,088	$2,465

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of the Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management fee schedule” for further information.
2	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.05% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.05% for Class 1. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
3	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among the Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIO 5

Other permitted investments

A Portfolio may directly:

■	Purchase U.S. government securities and short-term paper.
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Portfolio, including exchange traded funds.
■	Purchase domestic and foreign equity and fixed-income securities.
■	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
■	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
■	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.
■	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
■	Make short sales of securities (borrow and sell securities not owned by the Portfolio), either to realize appreciation when a security that the Portfolio does not own declines in value or as a hedge against potential declines in the value of a Portfolio security.
■	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities- linked derivatives.

A Portfolio may use various investment strategies such as hedging and other related transactions. For example, a Portfolio may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a Portfolio. In addition, these strategies may be used to gain exposure to a particular securities market. A Portfolio also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging, derivatives and Other Strategic Transactions Risks” in both the prospectus and the Statement of Additional Information (“SAI”).

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Portfolio is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Portfolio’s Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

Temporary defensive investing

A Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

■	meeting redemption requests,
■	making other anticipated cash payments, or
■	protecting a Portfolio in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent a Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

Management of a Portfolio

Subject to the limitations described above, a Portfolio may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by a Portfolio. Such adjustments may be made, for example, to increase or decrease a Portfolio’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of a Portfolio’s assets subject to the management of a particular Underlying Fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

6 PORTFOLIO

 Your account

Class 1 shares cost structure

The Class 1 shares of the fund are sold without any front-end or deferred sales charges. The share class has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

Class 1

■	Distribution and service (12b-1) fees of 0.05%.
■	Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the “John Hancock Insurance Companies”) that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.
■	The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract, which may use the fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formally the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (the “SAI”) discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

Broker compensation and revenue sharing arrangements

The John Hancock Insurance Companies and certain of their separate accounts that are exempt from SEC registration may use Class 1 shares of JHF II as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection with the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHF II understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. The Trust also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

YOUR ACCOUNT 7

Transaction policies

Valuation of shares

The NAV per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time). The NAV for the fund is calculated based upon the NAVs of the Underlying Funds and other investments in which it invests. The prospectus for the Underlying Funds explains the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated. In unusual circumstances, the fund has the right to redeem in kind.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should

8 YOUR ACCOUNT

not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

The fund will provide account statements and other account information to shareholders as provided in participation agreements with the insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Dividends

The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital

YOUR ACCOUNT 9

gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the fund holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable calendar quarter end.

10 YOUR ACCOUNT

 Risks of investing in the Portfolio

Commodity risk
Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk
The Portfolio’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds (ETFs) risk
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk
The Portfolio’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

The Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks

Investment company securities risk
The Portfolio bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.

Short sales risk
Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security.

RISKS OF INVESTING IN THE PORTFOLIO 11

 Information about the Underlying Funds

Risks of investing in the Underlying Funds

By owning shares of Underlying Funds, a Portfolio indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that a Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed income securities risk
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

■	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

12 INFORMATION ABOUT THE UNDERLYING FUNDS

■	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
■	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
■	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

INFORMATION ABOUT THE UNDERLYING FUNDS 13

Hedging, derivatives and other strategic transactions risk
The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other Strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the Statement of Additional Information.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

These investment strategies and securities are described further in the SAI.

14 INFORMATION ABOUT THE UNDERLYING FUNDS

Description of Funds

A Portfolio may invest in any of the Funds. The following tables set forth, separately for the fixed income and the equity Funds of the John Hancock funds complex: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds’ investment goals and principal strategies. Additional investment practices are described in JHF II’s SAI and in the prospectus for these Funds. A Portfolio may also invest in other Underlying Funds not described in the chart.

Fixed-Income Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Bond Fund Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC	0.68%	Seeks income and capital appreciation by investing at least 80% of its assets in a diversified mix of debt securities and instruments.

Core Bond Fund Wells Capital Management, Incorporated	0.77%	Seeks total return consisting of income and capital appreciation by normally investing in a broad range of investment-grade debt securities. The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the Fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

Floating Rate Income Fund Western Asset Management Company	0.77%	Seeks a high level of current income. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa or BBB by a nationally recognized statistical rating organization such as Moody’s Investor Services (“Moody’s”) or Standard & Poor’s (“S&P”)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

Global Bond Fund Pacific Investment Management Company LLC	0.81%	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars.

High Income Fund MFC Global Investment Management (U.S.), LLC	0.73%	Seeks high current income by normally investing at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents.

High Yield Fund Western Asset Management Company	0.70%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

Income Fund Franklin Advisers, Inc.	0.41%	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

INFORMATION ABOUT THE UNDERLYING FUNDS 15

Investment Quality Bond Fund Wellington Management Company, LLP	0.73%	Seeks a high level of current income consistent with the maintenance of principal and liquidity by investing in a diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The Fund may also invest up to 20% of its assets in non-investment grade fixed income securities.

Real Return Bond Fund Pacific Investment Management Company LLC	0.74%	Seek maximum real return, consistent with preservation of real capital and prudent investment management, by normally investing at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

Spectrum Income Fund T. Rowe Price Associates, Inc.	0.86%	Seeks a high level of current income with moderate share price fluctuation. The Fund diversifies its assets widely among market segments and seeks to maintain broad exposure to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular segments over time. The Fund normally invests in investment grade corporate, and foreign and emerging market fixed income securities, income-oriented stocks (up to 40% of its assets), short-term securities, asset-backed and mortgage related securities and U.S. Government securities. The Fund may invest up to 40% of its assets in high yield fixed-income securities (commonly known as “junk bonds”).

Strategic Bond Fund Western Asset Management Company	0.76%	Seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the Fund’s assets among certain segments of the fixed income market in the manner the subadviser believes will best contribute to achieving the Fund’s investment goal.

Strategic Income Fund MFC Global Investment Management (U.S.), LLC	0.78%	Seeks a high level of current income by normally investing primarily in: foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

Total Bond Market Fund Declaration Management & Research LLC	0.56%	Seeks to track the performance of the Lehman Brothers Aggregate Index (which represents the U.S. investment grade bond market). The Fund normally invests at least 80% of its assets in securities listed in this Index. The Fund is an intermediate-term bond fund of high and medium credit quality.

Total Return Fund Pacific Investment Management Company LLC	0.78%	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by normally investing at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

U.S. Government Securities Fund Western Asset Management Company	0.71%	Seeks a high level of current income, consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

U.S. High Yield Bond Fund Wells Capital Management, Incorporated	0.79%	Seeks total return with a high level of current income by normally investing primarily in below investment-grade debt securities (commonly known as “junk bonds” or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

16 INFORMATION ABOUT THE UNDERLYING FUNDS

Equity Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

All Cap Core Fund Deutsche Investment Management Americas Inc.	0.83%	Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small-, mid- and large-cap), primarily those within the Russell 3000 Index.

All Cap Growth Fund A I M Capital Management, Inc.	0.92%	Seeks long-term capital appreciation by normally investing its assets principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

All Cap Value Fund Lord, Abbett & Co. LLC	0.88%	Seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

Blue Chip Growth Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to achieve long-term growth of capital (current income is a secondary objective) by normally investing at least 80% of its total assets in the common stocks of large- and medium-sized blue chip growth companies. Some of the stocks in the portfolio are expected to pay dividends.

Capital Appreciation Fund Jennison Associates LLC	0.76%	Seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to-large capitalization companies.

Core Allocation Plus Fund Wellington Management Company	1.06%	Seeks total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Core Equity Fund Legg Mason Capital Management, Inc.	0.81%	Seeks long-term capital growth by normally investing primarily in equity securities that, in the subadviser’s opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser’s assessment of their intrinsic value.

Dynamic Growth Fund Deutsche Investment Management Americas Inc.	1.05%	Seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

Emerging Growth Fund MFC Global Investment Management (U.S.), LLC	0.83%	Seeks superior long-term rates of return through capital appreciation by normally investing primarily in high quality securities and convertible instruments of small-cap U.S. companies.

Emerging Markets Value Fund Dimensional Fund Advisors LP	1.10%	Seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

Emerging Small Company Fund RCM Capital Management LLC	1.02%	Seeks long term capital appreciation by investing under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small Cap 600 Index.

INFORMATION ABOUT THE UNDERLYING FUNDS 17

Equity-Income Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

Fundamental Value Fund Davis Selected Advisers, L.P.	0.80%	Seeks growth of capital by normally investing in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

Global Allocation Fund UBS Global Asset Management (Americas) Inc.	1.00%	Seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

Global Fund Templeton Global Advisors Limited	1.00%	Seeks long-term capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

Global Real Estate Fund Deutsche Investment Management Americas Inc.	1.08%	Seeks to achieve a combination of long-term capital appreciation and current income by investing at least 80% of net assets in equity securities of real estate investment trusts (“REIT”) and real estate companies including foreign REITs and real estate companies.

Index 500 Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.

International Equity Index Fund SSgA Funds Management, Inc.	0.56%	Under normal market conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”). As of August 31, 2007, the market capitalizations of companies included in the MSCI ACW ex-US Index ranged from $93.4 million to $220.8 billion.

International Opportunities Fund Marsico Capital Management, LLC	0.99%	Seeks long-term growth of capital by normally investing at least 65% of its assets in common stocks of foreign companies selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

International Small Cap Fund Templeton Investment Counsel, LLC	1.11%	Seeks long-term capital appreciation by investing primarily in the common stock of smaller companies outside the U.S. and normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less (“small-company securities”).

International Small Company Fund Dimensional Fund Advisors LP	1.11%	Seeks long-term capital appreciation by primarily investing its assets in equity securities of non-U.S. small companies of developed markets under normal market conditions.

International Value Fund Templeton Investment Counsel, Inc.	0.93%	Seeks long-term growth of capital by normally investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Large Cap Fund UBS Global Asset Management (Americas) Inc.	0.76%	Seeks to maximize total return, consisting of capital appreciation and current income, by normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large-capitalization companies.

18 INFORMATION ABOUT THE UNDERLYING FUNDS

Large Cap Value Fund BlackRock Investment Management, LLC	0.86%	Seeks long-term growth of capital by investing, primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investments purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index.

Mid Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.

Mid Cap Intersection Fund Wellington Management Company, LLP	0.94%	Seeks long-term growth of capital. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell Midcap Index or the S&P Midcap 400 Index.

Mid Cap Stock Fund Wellington Management Company, LLP	0.88%	Seeks long-term growth of capital by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The Fund tends to invest in companies having market capitalizations similar to those of companies included in the Russell Midcap Index.

Mid Cap Value Equity Fund RiverSource Investments, LLC	0.94%	Seeks to provide long-term growth of capital by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies.

Mid Cap Value Fund Lord, Abbett & Co. LLC	0.91%	Seeks capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Midcap Index.

Natural Resources Fund Wellington Management Company, LLP	1.09%	Seeks long-term total return by normally investing primarily in equity and equity-related securities of natural resource-related companies worldwide.

Optimized Value Fund MFC Global Investment Management (U.S.A.) Limited	0.69%	Seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.

Quantitative All Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.80%	Seeks long-term growth of capital by normally investing primarily in equity securities of U.S. companies. The Fund will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

Quantitative Mid Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.81%	Seeks long-term growth of capital by normally investing at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

Real Estate Equity Fund T. Rowe Price Associates, Inc.	0.87%	Seeks to provide long-term growth through a combination of capital appreciation and current income by investing at least 80% of its net assets in the equity securities of real estate companies, including REITs, real estate operating companies, brokers, developers and other companies with at least 50% of revenues, profits or assets related to real estate activities.

Real Estate Securities Fund Deutsche Investment Management Americas Inc.	0.75%	Seeks to achieve a combination of long-term capital appreciation and current income by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies.

INFORMATION ABOUT THE UNDERLYING FUNDS 19

Science & Technology Fund T. Rowe Price Associates, Inc. and RCM Capital Management LLC	1.15%	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement and/or use of science and technology. For purposes of satisfying this requirement, common stocks may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

Small Cap Fund Independence Investments LLC	0.90%	Seeks maximum capital appreciation consistent with reasonable risk to principal by normally investing at least 80% of its net assets in equity securities of companies whose market capitalizations do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index and (c) the market capitalization of the companies in the S&P Small Cap 600 Index.

Small Cap Growth Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing primarily in small-cap companies believed to offer above average potential for growth in revenues and earnings.

Small Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.54%	Seeks to approximate the aggregate total return of a small-cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.

Small Cap Opportunities Fund Munder Capital Management	1.04%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

Small Cap Value Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

Small Company Fund American Century Investment Management, Inc.	1.20%	Seeks long-term capital growth by normally investing primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the Fund’s portfolio of stocks.

Small Company Growth Fund A I M Capital Management, Inc.	1.11%	Seeks long-term growth of capital by normally investing at least 80% of its assets in securities of small-capitalization companies. The subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

Small Company Value Fund T. Rowe Price Associates, Inc.	1.01%	Seeks long-term growth of capital by investing primarily in small companies whose common stocks are believed to be undervalued. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

Total Stock Market Index Fund MFC Global Investment Management (U.S.A.) Limited	0.56%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.

U.S. Global Leaders Growth Fund T. Rowe Price Associates, Inc.	0.72%	Seeks long-term growth of capital by normally investing primarily in common stocks of “U.S. Global Leaders” companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.

U.S. Multi-Sector Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.80%	Seeks long-term capital appreciation. The Fund normally invests in securities in the Wilshire 5000 Index, an independently maintained index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S.

20 INFORMATION ABOUT THE UNDERLYING FUNDS

Value & Restructuring Fund UST Advisers, Inc.	0.86%	Seeks long-term capital appreciation by investing primarily (at least 65% of its assets) in common stocks of U.S. and foreign companies whose share price in the opinion of the subadviser, do not reflect the economic value of the company’s assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company. In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.

Value Fund Morgan Stanley Investment Management Inc. d/b/a Van Kampen	0.99%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalizations of companies in the Russell Midcap Value Index.

Vista Fund American Century Investment Management, Inc.	0.97%	Seeks long-term capital growth by normally investing in common stocks of U.S. and foreign companies that are medium-sized and smaller at the time of purchase. The Fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy.

Equity Funds — John Hancock Funds III

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.

Global Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.17%	Seeks to achieve high total return by seeking to outperform its benchmark, the S&P/Citigroup Primary Market Index (“PMI”) World Growth Index. The Fund typically invests in a diversified portfolio of equity investments from the world’s developed markets.

Growth Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

International Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.10%	Seeks to achieve high total return by seeking to outperform its benchmark, the MSCI EAFE Index. The Fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.

Intrinsic Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

INFORMATION ABOUT THE UNDERLYING FUNDS 21

U.S. Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.

U.S. Quality Equity Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The Fund typically holds between 40 and 80 stocks.

Equity Funds — John Hancock Investment Trust

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Small Cap Intrinsic Value Fund MFC Global Investment Management (U.S.), LLC	0.92%	The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Value Index, which was $19 million to $5.08 billion as of November 30, 2007).

22 INFORMATION ABOUT THE UNDERLYING FUNDS

 Portfolio details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolio.

The Trustees have the power to change the investment goal of the Portfolio without shareholder approval.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Provides portfolio management to the fund.

Sub-subadviser

MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199-7603
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Management fee schedule

The Portfolio pays the Adviser a management fee for its services to the Portfolio. The management fee has two components: (a) a fee on assets invested in Affiliated Funds (“Affiliated Fund Assets”); and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). Affiliated Funds are any Fund of JHF II and JHF III.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of the Portfolio and the Absolute Return Trust, a series of John Hancock Trust (collectively, the “Absolute Return Funds”) determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Portfolio.

Advisory Fee on Affiliated Fund Assets

		Between
	First	$200 million	Excess over
	$200 million	and $500 million	$500 million

Aggregate Net Assets of Absolute Return Funds	0.150%	0.125%	0.100%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Absolute Return Funds, determined in accordance with the following schedule and that rate is applied to the Other Assets of the Portfolio.

Advisory Fee on Other Assets

		Between
	First	$200 million	Excess over
	$200 million	and $500 million	$500 million

Aggregate Net Assets of Absolute Return Funds	0.600%	0.575%	0.550%

PORTFOLIO DETAILS 23

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Portfolio and retains and compensates an investment subadviser to manage the assets of the Portfolio. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Portfolio are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Portfolio. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. As of August 31, 2007, MFC Global (U.S.A.) and its affiliates had total assets under management of approximately $217 billion.

MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”), an affiliate of MFC Global (U.S.A.), has a sub-subadvisory agreement with MFC Global (U.S.A.).

The subadviser is compensated by the Adviser, and not by the Portfolio. Similarly, the sub-subadviser is compensated by the subadviser, and not by any of the Portfolio.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the annual report to shareholders for the period ended August 31, 2007.

24 PORTFOLIO DETAILS

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Barry Evans
(since inception), portfolio management team member
— President and Chief Operating Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm. — joined John Hancock Advisers, the sister firm of MFC Global (U.S.) in 1986

Steve Orlich
(since inception), portfolio management team member
— Vice President and Senior Portfolio Manager of Asset Allocation — joined MFC Global (U.S.) in 1998

Demetrius Schetakis
(since 2007),
— joined MFC Global (U.S.) in June 2007 and has worked in the investment field since 1985

Mark Schmeer
(since inception), portfolio management team member
— Senior Vice President and Managing Director, North American Equities, for MFC Global (U.S.) as well as Chief Investment Officer of MFC Global (U.S.) — joined MFC Global (U.S.) in 1995

Scott Warlow
(since 2007), portfolio management team member
— Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios — joined MFC Global (U.S.) in 2002

PORTFOLIO DETAILS 25

Financial highlights

The financial highlights table below for the Portfolio is intended to help investors understand the financial performance of the Portfolio for the past five years (or since inception in the case of a Portfolio in operation for less than five years). The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

The financial statements of the Portfolio as of August 31, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHF II’s financial statements, in JHF II’s annual report which has been incorporated by reference into the SAI and is available upon request.

Absolute Return Portfolio	PERIOD ENDED		PERIOD ENDED

CLASS I SHARES	8-31-07		8-31-06	[6]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.42		$10.00

Income (loss) from investment operations

Net investment income (loss)	0.31	[7]	0.10	[7]

Net realized and unrealized gain (loss) on investments	0.62		0.32

Total from investment operations	0.93		0.42

Less distributions

From net investment income	(0.16)		—

From net realized gain	(0.14)		—

From capital paid-in	—		—

Total distributions	(0.30)		—

Net asset value, end of period	$11.05		$10.42

Total return (%)	8.98	[1,2]	4.20	[1,2,8]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Net assets, end of period (in millions)	$1		$1

Ratio of net expenses to average net assets (%)	0.30	[3]	0.30	[3,9]

Ratio of gross expenses to average net assets (%)	1.40	[3,4]	3.79	[3,4,9]

Ratio of net investment income (loss) to average net assets (%)	2.80	[5]	5.42	[5,9]

Portfolio turnover (%)	18		—	[8]

1	Assumes dividend reinvestment and does not reflect the effect of sales charges.

2	Total returns would have been lower had certain expenses not been reduced during the periods shown.

3	Does not include expenses of the underlying funds in which the Portfolio invests.

4	Does not take into consideration expense reductions during the period shown.

5	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

6	Class A, Class B, Class C and Class 1 shares began operations on 6-26-06.

7	Based on the average of the shares outstanding.

8	Not annualized.

9	Annualized.

26 PORTFOLIO DETAILS

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC ARPPN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Floating Rate Income Fund

CLASS A, CLASS B AND CLASS C SHARES

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

The John Hancock Floating Rate Income Fund (the “Fund”) is a series of John Hancock Funds II (“JHF II”).

This prospectus relates to the Class A, B and C shares of the Fund. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Fund, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Fund, be sure to read all risk disclosure carefully before investing.

 Floating Rate Income Fund

Goal and strategy

GOAL: Seeks a high level of current income.

STRATEGY: Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa or BBB by a nationally recognized statistical rating organization such as Moody’s Investor Services (“Moody’s”) or Standard & Poor’s (“S&P”)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

The Fund may invest in fixed-rate loans and domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London Inter-Bank Offered Rate (“LIBOR”) or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered to have speculative characteristics. The Fund may invest in loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. The Fund may also acquire bonds, warrants and other equity interests.

In purchasing loans, loan participations and other securities for the Fund, the subadviser may take full advantage of the entire range of maturities and durations, and may adjust the average maturity or duration of the investments held by the Fund from time to time, depending on its assessment of the relative yields of different maturities and durations and its expectations of future changes in interest rates.

The Fund may invest in any number of issuers, and may at times invest its assets in a small number of issuers. There is no limit to the percentage of the Fund’s assets that may be invested in any one issuer. The Fund is non-diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may also invest in loans of any principal amount, and the average aggregate principal amount of the loans held by the Fund will vary from time to time.

In abnormal market conditions, the Fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the Fund might not achieve its investment goal.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Past performance

This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

4.1 FUND

Principal risks

The principal risks of investing in the Fund (which include the risks of any underlying investment company or similar entity purchased by the Fund) that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of investing in the Fund.”

■	Active management risk
■	Distressed investments risk
■	Fixed-income securities risk
■	Foreign securities risk
■	High portfolio turnover risk
■	Liquidity risk
■	Loan participations risk
■	Non-diversified fund risk

FUND CODES

Class A
Ticker	—
CUSIP	47804A734

Class B
Ticker	—
CUSIP	47804A726

Class C
Ticker	—
CUSIP	47804A718

Your expenses

Operating expenses are paid from the Fund’s assets and therefore are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses[4]	Class A	Class B	Class C

Management fee	0.70%	0.70%	0.70%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	0.42%	0.42%	0.42%

Total Fund operating expenses	1.42%	2.12%	2.12%

Contractual expense reimbursement (at least until 12-31-08)[5]	0.22%	0.17%	0.17%

Net Fund operating expenses	1.20%	1.95%	1.95%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$616	$906	$1,218	$2,099

Class B — with redemption	$698	$948	$1,323	$2,260

Class B — without redemption	$198	$648	$1,123	$2,260

Class C — with redemption	$298	$648	$1,123	$2,438

Class C — without redemption	$198	$648	$1,123	$2,438

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	Based on estimated expenses for the current fiscal year.
5	The Adviser has contractually agreed to waive advisory fees or reimburse for certain other Fund expenses so that total Fund operating expenses do not exceed 1.20% for Class A, 1.95% for Class B and 1.95% for Class C of the average annual net assets attributable to the respective classes. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until termination by the Adviser on notice to JHF II.

FUND 5

 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

■	A front-end sales charge, as described in the section “How sales charges are calculated.”

■	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

■	No front-end sales charge; all your money goes to work for you right away.

■	Distribution and service (Rule 12b-1) fees of 1.00%.

■	A contingent deferred sales charge (“CDSC”), as described in the section “How sales charges are calculated.”

■	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

■	No front-end sales charge; all your money goes to work for you right away.

■	Distribution and service (Rule 12b-1) fees of 1.00%.

■	A 1.00% CDSC on shares sold within one year of purchase.

■	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (“Signature Services”), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formally the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and

■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (“SAI”) discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

Rollover Program Compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or John Hancock custodial ROTH IRA invested in shares of John Hancock

6 YOUR ACCOUNT

funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. A John Hancock insurance company may also pay the third party administrator for the plan a one time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $99,999	4.50%	4.71%

$100,000 – $249,999	3.75%	3.90%

$250,000 – $499,999	2.75%	2.83%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See next page

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, all Class R shares or Class I shares of any John Hancock fund. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock fund held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C

Shares are offered at their NAV per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

YOUR ACCOUNT 7

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

■	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

■	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.

■	Combination Privilege — lets you combine classes of shares of all John Hancock funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

■	to make payments through certain systematic withdrawal plans

■	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs

■	redemptions pursuant to a fund’s right to liquidate an account less than $1,000

■	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

■	to make certain distributions from a retirement plan

■	because of shareholder death or disability

To utilize a waiver you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock retail fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

■	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

■	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the Distributor

■	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

■	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

■	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a ROTH IRA

■	individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

■	participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)

■	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs

■	participants in certain retirement plans with at least 100 eligible employees (one year CDSC applies) and that are currently invested in Class A shares of John Hancock funds

■	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

8 YOUR ACCOUNT

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

■	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” for additional details)

■	dividend reinvestments (see “Dividends and account policies” for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

■	non-retirement account: $1,000

■	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

■	group investments: $250

■	Monthly Automatic Accumulation Plan (“MAAP”): $25 to open; you must invest at least $25 a month

■	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

YOUR ACCOUNT 9

Buying shares

Opening an account	Adding to an account

By check
■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the name(s), your share class, your account number and the name(s) in which the account is registered.

■ Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Customer Service to request an exchange.	■ Log on to the Web site below to process exchanges between funds. ■ Call EASI-Line for automated service. ■ Call your financial representative or Customer Service to request an exchange.

By wire
■ Deliver your completed application to your financial representative or mail it to Signature Services.

■ Obtain your account number by calling your financial representative or Customer Service.

■ Obtain your wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the Automated Clearing House (“ACH”) system.

■ Complete the “Bank Information” section on your account application.

■ Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the ACH system.

■ Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

■ Call EASI-Line for automated service.

■ Call Customer Service between 8:00 a.m. and 7:00 p.m. Eastern time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

10 YOUR ACCOUNT

Selling shares

To sell some or all of your shares

By letter
■ Accounts of any type. ■ Sales of any amount.
■ Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■ Include all signatures and any additional documents that may be required (see next page).

■ Mail the materials to Signature Services.

■ A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
■ Most accounts. ■ Sales of up to $100,000.	■ Log on to the Web site below to initiate redemptions from your fund.

By phone
■ Most accounts. ■ Sales of up to $100,000.	■ Call EASI-Line for automated service. ■ Call our financial representative or call Customer Service between 8 a.m. and 7 p.m. Eastern Time on most business days.

By wire or electronic funds transfer (“EFT”)
■ Requests by letter to sell any amount. ■ Requests by Internet or phone to sell up to $100,000.
■ To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

■ Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

■ Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
■ Accounts of any type. ■ Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

■ Log on to the Web site below to process exchanges between your funds.

■ Call EASI-Line for automated service.

■ Call your financial representative or Customer Service to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

YOUR ACCOUNT 11

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■	your address of record has changed within the past 30 days;

■	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock; or

■	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions (if authorized under state law) and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).
■ Letter of instruction.

■ On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

■ Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts.
■ Letter of instruction.

■ Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

■ On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

■ Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts.
■ Letter of instruction.

■ On the letter, the signature(s) of the trustee(s).

■ Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

■ Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).	■ Letter of instruction signed by surviving tenant. ■ Copy of death certificate. ■ Medallion signature guarantee, if applicable (see above). ■ Inheritance tax waiver (if applicable).

Executors of shareholder estates.
■ Letter of instruction signed by executor.

■ Copy of order appointing executor, certified within the past 12 months.

■ Medallion signature guarantee, if applicable (see above).

■ Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above.	■ Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

12 YOUR ACCOUNT

Transaction policies

Valuation of shares

The NAV per share is determined for each fund and class as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time) on each business day that the New York Stock Exchange is open. Securities held by a fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by a fund are valued at fair value as determined in good faith by the Board of Trustees of JHF II. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by a fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of a fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, a fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by a fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of a fund’s shares reflects the value of a fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if a fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the

YOUR ACCOUNT 13

purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive

14 YOUR ACCOUNT

trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows

■	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

■	after any changes of name or residential address of the registered owner(s)

■	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally declares dividends daily and pays them monthly. Any capital gains are distributed at least annually. Most of the fund’s dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

YOUR ACCOUNT 15

Additional investor services

Monthly automatic accumulation Program (“MAAP”)

MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

■	Complete the appropriate parts of your account application.

■	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

■	Make sure you have at least $5,000 worth of shares in your account.

■	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

■	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

■	Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

■	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Restrictions on 403(b)(7) Plans Accounts

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the fund holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable calendar quarter end.

16 YOUR ACCOUNT

 Risks of investing in the Fund

Risks of Investing in Certain Types of Securities
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Distressed investments risk
The Fund invests in distressed investments including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, many of which are not publicly traded and which may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally expected. If the subadviser’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the Fund’s original investment.

Fixed income securities risk
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

■	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

■	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

■	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

■	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal. Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

RISKS OF INVESTING IN THE FUND 17

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

High portfolio turnover risk
A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Liquidity risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Floating rate loan liquidity risk. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Loan participations risk
A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

Non-diversified fund risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk may be increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

18 RISKS OF INVESTING IN THE FUND

 Fund details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Fund.

The Trustees have the power to change the investment goal of the Fund without shareholder approval. The Fund will provide at least 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

Western Asset Management Company
385 East Colorado Boulevard
Pasadena, CA 91101
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule

The Fund pays the Adviser a management fee for its services to the Fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the Fund (together with the assets of the Floating Rate Income Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the Fund.

All Assets

Aggregate Net Assets of the Fund and Floating Rate Income Trust	0.700%

FUND DETAILS 19

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Fund and retains and compensates an investment subadviser to manage the assets of the Fund. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Fund are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
Western Asset Management Company’s (“Western”) sole business is managing fixed-income portfolios for large institutional clients, an activity Western has pursued for over 35 years. From its offices in Pasadena, Hong Kong, London, Melbourne, New York, Sao Paulo, Singapore, and Tokyo, Western’s 1,000 employees perform these services for a wide variety of global clients, including charitable, corporate, health care, insurance, mutual fund, public, and union, and across an equally wide variety of mandates, from money markets to emerging markets. As of August 31, 2007, Western’s current client base totals 724, representing 46 countries, 1,414 accounts, and $628.4 billion in assets.

The subadviser is compensated by the Adviser, and not by the Fund.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts will be available in the semi-annual report to shareholders for the period ending February 28, 2008.

20 FUND DETAILS

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any. The Fund is managed by a team of portfolio managers. Each member of the team shares an equal amount of day-to-day management and responsibility of the Fund.

Michael C. Buchanan
(since inception), co-portfolio manager
— Portfolio Manager at Western Asset Management since 2005 -prior to joining Western Asset Management Credit Suisse Asset Management – Managing Director, Head of U.S. Credit Products, 2003–2005; Janus Capital Management – Executive Vice President, Portfolio Manager, 2003; Blackrock Financial Management – Managing Director, Portfolio Manager, Head of High Yield Trading, 1998–2003

S. Kenneth Leech
(since inception), co-portfolio manager
— Chief Investment Officer at Western Asset Management Company since 1990

Timothy J. Settel
(since inception), co-portfolio manager
— Portfolio Manager/Research Analyst at Western Asset Management Company since 2001

Stephen A. Walsh
(since inception), co-portfolio manager
— Deputy Chief Investment Officer at Western Asset Management Company since 1991

Financial highlights

This section normally details the performance of the Fund’s share class. Because the Fund has not yet commenced operations, there are no financial highlights to report.

FUND DETAILS 21

Appendix

Related Performance Information

Historical Performance of the Western Asset Floating Rate Income Fund LLC

The Floating Rate Income Fund (the “Fund”) is a series of John Hancock Funds II that commenced operations on December 31, 2007, and, as such, performance information for this Fund is not presented in the prospectus. The Fund is subadvised by the same investment adviser, Western Asset Management Company (“WAMCO”), as the Western Asset Floating Rate Income Fund LLC (the “WAMCO Fund”), has the same portfolio manager(s) and is managed with substantially similar investment objectives, policies and strategies to the WAMCO Fund.

This Appendix presents historical performance information for the Class 1 shares of the WAMCO Fund. Because of the similarities between the Fund and WAMCO Fund, this information may help provide an indication of the Fund’s risks by showing how a similar fund has performed historically. The performance of the WAMCO Fund, however, is not the performance of the Fund, and you should not assume that the Fund will have the same performance as the WAMCO Fund. The performance of the Fund may be greater or less than the performance of the WAMCO Fund due to, among other things, the number of the holdings in and composition of the portfolio in the Fund, as well as the asset size and cash flow differences between the Fund and WAMCO Fund.

Performance information — bar chart and table — are presented on the following page for the WAMCO Fund. The bar chart shows how the WAMCO Fund’s total return has varied over the three years ended December 31, 2006, and the table shows average annual returns for the period ended September 30, 2007 and since the WAMCO Fund’s inception, September 30, 2003 (as compared with a broad-based market index). The performance of the WAMCO Fund has been calculated net of fees and expenses. All figures assume dividend reinvestment.

The past performance of the WAMCO Fund is no guarantee of future results in managing the Fund. The information in this Appendix does not represent the performance of the Fund or any predecessor to it and is no indication of how it would have performed in the past or would have performed in the future.

The Class A, B and C shares of the Fund have front-end or deferred sales charges. The Class 1 shares of the corresponding WAMCO Fund do not have such charges. The other expenses of the Class A, B and C shares of the Fund, including its Rule 12b-1 fee, are higher than the expenses of the Class 1 shares of the WAMCO Fund. As a result, the total operating fees and expenses of the Fund are higher than those of the WAMCO Fund and, therefore, the performance shown in the bar chart and table for the Class 1 shares of the WAMCO Fund would be lower if adjusted to reflect the sales charges and higher fees and expenses of the Class A, B and C shares of the Fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

22 APPENDIX

Western Asset Floating Rate Income Fund LLC

Corresponding to: Floating Rate Income Fund

Net assets of Western Asset Floating Rate Income Fund as of 9-30-2007:
$2,543,364,408

WAMCO Fund total returns:
Class 1: 3Q ’07, −0.89%
Best quarter: 4Q ’06, 2.19%
Worst quarter: 2Q ’05, 0.83%

S&P/LSTA Performing Loan Index: The S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA leveraged loan index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market including dollar denominated, U.S. syndicated loans to overseas issuers and excluding those in default.

 Class 1 Calendar year total returns

 Western Asset Floating Rate Income Fund average annual total returns for periods ending 9-30-07

		Since
	1 year	inception

Class 1 (9-30-03)	5.23%	5.82%

S&P/LSTA Performing Loan Index	4.03%	5.21%

APPENDIX 23

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC 3280PN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Floating Rate Income Fund

CLASS I SHARES

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

The John Hancock Floating Rate Income Fund (the “Fund”) is a series of John Hancock Funds II (“JHF II”).

This prospectus relates to the Institutional Class I shares of the Fund. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Fund, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Fund, be sure to read all risk disclosure carefully before investing.

 Floating Rate Income Fund

Goal and strategy

GOAL: Seeks a high level of current income.

STRATEGY: Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa or BBB by a nationally recognized statistical rating organization such as Moody’s Investor Services (“Moody’s”) or Standard & Poor’s (“S&P”)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

The Fund may invest in fixed-rate loans and domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London Inter-Bank Offered Rate (“LIBOR”) or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered to have speculative characteristics. The Fund may invest in loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. The Fund may also acquire bonds, warrants and other equity interests.

In purchasing loans, loan participations and other securities for the Fund, the subadviser may take full advantage of the entire range of maturities and durations, and may adjust the average maturity or duration of the investments held by the Fund from time to time, depending on its assessment of the relative yields of different maturities and durations and its expectations of future changes in interest rates.

The Fund may invest in any number of issuers, and may at times invest its assets in a small number of issuers. There is no limit to the percentage of the Fund’s assets that may be invested in any one issuer. The Fund is non-diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may also invest in loans of any principal amount, and the average aggregate principal amount of the loans held by the Fund will vary from time to time.

In abnormal market conditions, the Fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the Fund might not achieve its investment goal.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Past performance

This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

4 FUND

Principal risks

The principal risks of investing in the Fund (which include the risks of any underlying investment company or similar entity purchased by the Fund) that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of investing in the Fund.”

■	Active management risk
■	Distressed investments risk
■	Fixed-income securities risk
■	Foreign securities risk
■	High portfolio turnover risk
■	Liquidity risk
■	Loan participations risk
■	Non-diversified fund risk

FUND CODES

Class I
Ticker	—
CUSIP	47804A692

Your expenses

Operating expenses are paid from the Fund’s assets and therefore are paid by shareholders indirectly.

Annual operating expenses	Class I

Management fee	0.70%

Other expenses[1]	0.12%

Total fund operating expenses	0.82%

Contractual expense reimbursement (at least until 12-31-08)[2]	0.00%

Net fund operating expenses	0.82%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class I	$84	$262	$455	$1,014

1	Based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed to waive advisory fees or reimburse for certain other Fund expenses so that total Fund operating expenses do not exceed 0.85% for Class I average annual net assets. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until termination by the Adviser on notice to JHF II.

FUND 5

 Your account

Who can buy Class I shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares, See “Opening an account:”

■	Retirement and other benefit plans
■	Endowment funds and foundations
■	Any state, county or city, or its instrumentality, department, authority or agency
■	Accounts registered to insurance companies, trust companies and bank trust departments
■	Investment companies, both affiliated and not affiliated with the Adviser
■	Investors who participate in fee-based, wrap and other investment platform programs
■	Any entity that is considered a corporation for tax purposes
■	Fund trustees and other individuals who are affiliated with the fund or other John Hancock funds

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy Class I shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (“Signature Services”), the fund’s transfer agent, at 1-888-972-8696.

5	Make your initial investment using the table “Buying shares.”

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC (the “Distributor”) may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (“SAI”) discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

6 YOUR ACCOUNT

Buying shares

Opening an account	Adding to an account

By check
■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the Portfolio name(s), your share class, your account number and the name(s) in which the account is registered.

■ Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Customer Service to request an exchange.	■ Call your financial representative or Customer Service to request an exchange.
■ You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.	■ You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.

By wire
■ Deliver your completed application to your financial representative or mail it to Signature Services.

■ Obtain your account number by calling your financial representative or Customer Service.

■ Obtain wiring instructions by calling Customer Services.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the Portfolio name(s), your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
See “By exchange” and “By wire.”	■ Verify that your bank or credit union is a member of the ACH system.
■ Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.
■ Call Customer Service between 8:30 a.m. and 5:00 p.m. Eastern Time on most business days to verify that these features are in place on your account.
■ Call your financial representative or Customer Service with the fund name(s), your share class, your account number, the name(s) in which the account is registered and the amount of your investment.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-587-1897	1-800-972-8696

YOUR ACCOUNT 7

Selling shares

To sell some or all of your shares

By letter
■ Sales of any amount.
■ Write a letter of instruction indicating the fund name, your account number, your share class, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■ Include all signatures and any additional documents that may be required (see next page).
■ Mail the materials to Signature Services.
■ A check or wire will be sent according to your letter of instruction.
■ Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By phone
Amounts up to $100,000:
■ Most accounts.

Amounts up to $5 million:
■ Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 4039(b) plans and all John Hancock custodial retirement accounts).

■ Redemption proceeds of up to $100,000 may be sent by wire or check. A check will be mailed to the exact name(s) and address on the account.

■ To place your request with a representative at John Hancock funds, call Customer Service between 8:30 a.m. and 5:00 p.m. Eastern Time on most business days or your financial representative.

■ Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

■ Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (“EFT”)
■ Requests by letter to sell any amount. ■ Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).
■ To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Services.

■ Amounts of $5 million or more will be wired on the next business day.

■ Amounts up to $100,000 may be sent by EFT, wire or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
■ Sales of any amount.	■ Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Customer Service.
■ You may only exchange for shares of other Institutional funds, Class I share or Money Market Class A shares.
■ Call your financial representative or Customer Service to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-587-1897	1-800-972-8696

8 YOUR ACCOUNT

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■	your address of record has changed within the past 30 days;
■	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);
■	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or
■	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).
■ Letter of instruction.

■ On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

■ Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts.
■ Letter of instruction.

■ Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/ organization certification form.

■ On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

■ Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts.
■ Letter of instruction.

■ On the letter, the signature(s) of the trustee(s).

■ Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

■ Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).	■ Letter of instruction signed by surviving tenant. ■ Copy of death certificate. ■ Medallion signature guarantee, if applicable (see above). ■ Inheritance tax waiver (if applicable).

Executors of shareholder estates.
■ Letter of instruction signed by executor.

■ Copy of order appointing executor, certified within the past 12 months.

■ Medallion signature guarantee, if applicable (see above).

■ Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above.	■ Call Customer Service for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-587-1897	1-800-972-8696

YOUR ACCOUNT 9

Transaction policies

Valuation of shares

The NAV per share is determined for each fund and class as of the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time) on each business day that the New York Stock Exchange is open. Securities held by a fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by a fund are valued at fair value as determined in good faith by the Board of Trustees of JHF II. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by a fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of a fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, a fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by a fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of a fund’s shares reflects the value of a fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if a fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class or Money Market Fund Class A, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into the fund’s shares. The fund may change or cancel its exchange policies at any time, upon 60 days’ notice to its shareholders.

Under certain circumstances, an investor who purchases Class I Shares in the Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the Fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason

10 YOUR ACCOUNT

and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the

YOUR ACCOUNT 11

line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows

■	after every transaction (except a dividend reinvestment) that affects your account balance
■	after any changes of name or residential address of the registered owner(s)
■	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally declares dividends daily and pays them monthly. Any capital gains are distributed at least annually. Most of the fund’s dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or contingent deferred sales charge will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

12 YOUR ACCOUNT

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the fund holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable calendar quarter end.

YOUR ACCOUNT 13

 Risks of Investing in the Fund

Risks of investing in certain types of securities
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Distressed investments risk
The Fund invests in distressed investments including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, many of which are not publicly traded and which may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally expected. If the subadviser’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, the fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the fund’s original investment.

Fixed income securities risk
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

■	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
■	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
■	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
■	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability.

14 RISKS OF INVESTING IN THE FUND

These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal. Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

High portfolio turnover risk
A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Liquidity risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Floating rate loan liquidity risk. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Loan participations risk
A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

Non-diversified fund risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk may be increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are

RISKS OF INVESTING IN THE FUND 15

allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

16 RISKS OF INVESTING IN THE FUND

 Fund details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Fund.

The Trustees have the power to change the investment goal of the Fund without shareholder approval. The Fund will provide at least 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

Western Asset Management Company
385 East Colorado Boulevard
Pasadena, CA 91101
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule

The Fund pays the Adviser a management fee for its services to the Fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the Fund (together with the assets of the Floating Rate Income Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the Fund.

All Assets

Aggregate Net Assets of the Fund and Floating Rate Income Trust	0.700%

FUND DETAILS 17

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Fund and retains and compensates an investment subadviser to manage the assets of the Fund. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Fund are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
Western Asset Management Company’s (“Western”) sole business is managing fixed-income portfolios for large institutional clients, an activity Western has pursued for over 35 years. From its offices in Pasadena, Hong Kong, London, Melbourne, New York, Sao Paulo, Singapore, and Tokyo, Western’s 1,000 employees perform these services for a wide variety of global clients, including charitable, corporate, health care, insurance, mutual fund, public, and union, and across an equally wide variety of mandates, from money markets to emerging markets. As of August 31, 2007, Western’s current client base totals 724, representing 46 countries, 1,414 accounts, and $628.4 billion in assets.

The subadviser is compensated by the Adviser, and not by the Fund.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts will be available in the semi-annual report to shareholders for the six months ending February 28, 2008.

18 FUND DETAILS

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any. The Fund is managed by a team of portfolio managers. Each member of the team shares an equal amount of day-to-day management and responsibility of the Fund.

Michael C. Buchanan
(since inception), co-portfolio manager
— Portfolio Manager at Western Asset Management since 2005 -prior to joining Western Asset Management Credit Suisse Asset Management – Managing Director, Head of U.S. Credit Products, 2003–2005; Janus Capital Management – Executive Vice President, Portfolio Manager, 2003; Blackrock Financial Management – Managing Director, Portfolio Manager, Head of High Yield Trading, 1998–2003

S. Kenneth Leech
(since inception), co-portfolio manager
— Chief Investment Officer at Western Asset Management Company since 1990

Timothy J. Settel
(since inception), co-portfolio manager
— Portfolio Manager/Research Analyst at Western Asset Management Company since 2001

Stephen A. Walsh
(since inception), co-portfolio manager
— Deputy Chief Investment Officer at Western Asset Management Company since 1991

Financial highlights

This section normally details the performance of the Fund’s share class. Because the Fund has not yet commenced operations, there are no financial highlights to report.

FUND DETAILS 19

Appendix

Related Performance Information

Historical Performance of the Western Asset Floating Rate Income Fund LLC

The Floating Rate Income Fund (the “Fund”) is a series of John Hancock Funds II that commenced operations on December 31, 2007, and, as such, performance information for this Fund is not presented in the prospectus. The Fund is subadvised by the same investment adviser, Western Asset Management Company (“WAMCO”), as the Western Asset Floating Rate Income Fund LLC (the “WAMCO Fund”), has the same portfolio manager(s) and is managed with substantially similar investment objectives, policies and strategies to the WAMCO Fund.

This Appendix presents historical performance information for the Class 1 shares of the WAMCO Fund. Because of the similarities between the Fund and WAMCO Fund, this information may help provide an indication of the Fund’s risks by showing how a similar fund has performed historically. The performance of the WAMCO Fund, however, is not the performance of the Fund, and you should not assume that the Fund will have the same performance as the WAMCO Fund. The performance of the Fund may be greater or less than the performance of the WAMCO Fund due to, among other things, the number of the holdings in and composition of the portfolio in the Fund, as well as the asset size and cash flow differences between the Fund and WAMCO Fund.

Performance information — bar chart and table — are presented on the following page for the WAMCO Fund. The bar chart shows how the WAMCO Fund’s total return has varied over the three years ended December 31, 2006, and the table shows average annual returns for the period ended September 30, 2007 and since the WAMCO Fund’s inception, September 30, 2003 (as compared with a broad-based market index). The performance of the WAMCO Fund has been calculated net of fees and expenses. All figures assume dividend reinvestment.

The past performance of the WAMCO Fund is no guarantee of future results in managing the Fund. The information in this Appendix does not represent the performance of the Fund or any predecessor to it and is no indication of how it would have performed in the past or would have performed in the future.

The total operating fees and expenses of the Fund are higher than those of the WAMCO Fund and, therefore, the performance shown in the bar chart and table for the Class 1 shares of the WAMCO Fund would be lower if adjusted to reflect the shares of the Fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

20 APPENDIX

Western Asset Floating Rate Income Fund LLC

 Class 1 Calendar year total returns

WAMCO Fund total returns: Class 1:3Q ’07, −0.89%  Best quarter: 4Q ’06, 2.19%  Worst quarter: 2Q ’05, 0.83%
Net assets of Western Asset Floating Rate Income Fund as of 9-30-2007: $2,543,364,408

Western Asset Floating Rate Income Fund average annual total returns		Since
for periods ending 9-30-07	1 year	Inception

Class 1 (9-30-03)	5.23%	5.82%

S&P/LSTA Performing Loan Index	4.03%	5.21%

S&P/LSTA Performing Loan Index:The S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA leveraged loan index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market including dollar denominated, U.S. syndicated loans to overseas issuers and excluding those in default.

APPENDIX 21

FOR MORE INFORMATION

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC 328IPN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Core Allocation Plus Fund

CLASS A, CLASS B AND CLASS C SHARES

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

The John Hancock Core Allocation Plus Fund (the “Fund”) is a series of John Hancock Funds II (“JHF II”).

This prospectus relates to the Class A, B and C shares of the Fund. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Fund, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Fund, be sure to read all risk disclosure carefully before investing.

  Core Allocation Plus Fund

Goal and strategy

GOAL: To seek total return, consisting of long-term capital appreciation and current income.

STRATEGY: Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Under normal circumstances the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed income instruments and will generally reflect the subadviser’s long term, strategic asset allocation analysis. The subadviser anticipates adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity or equity-related securities or instruments, the subadviser relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed income or fixed-income related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser.

The Fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to common stock, preferred stock, depositary receipts (including American Depository Receipts and Global Depository Receipts), index-related securities (including exchange traded funds), real estate investment structures (including real estate investment trusts (“REITs”)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes, and other similar equity equivalents.

These equity and equity-related instruments may include equity securities of, or derivatives linked to, emerging market issuers or indexes.

The Fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents, including but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents, and other fixed-income securities, as well as derivatives related to interest rates, currencies and fixed-income securities and instruments. These debt obligations may include non-investment grade and emerging market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity, or index, or to other securities, groups of securities, or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The Fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products. For purposes of the Fund’s investment policies, derivative instruments will be classified as equity- or fixed-income related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Past performance

This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than a full calendar year, there is no past performance to report.

4 CORE ALLOCATION PLUS FUND

Principal risks

The principal risks of investing in the Fund (which include the risks of any underlying investment company or similar entity purchased by the Fund) that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of investing in the Fund.”

■	Active management risk
■	Equity securities risk
■	Exchange traded funds risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk
■	High portfolio turnover risk
■	Initial public offering risk
■	Issuer risk
■	Medium and smaller company risk
■	Mortgage-backed and asset-backed securities risk
■	Real estate securities risk

FUND CODES

Class A
Ticker	—
CUSIP	47804A684

Class B
Ticker	—
CUSIP	47804A676

Class C
Ticker	—
CUSIP	47804A668

Your expenses

Operating expenses are paid from the Fund’s assets and therefore are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A		Class B	Class C

Maximum sales charge (load) on purchases	5.00%		none	0.00%

Maximum deferred sales charge (load) as a% of purchase or sale price, whichever is less	none	[2]	5.00%	1.00%	[3]

Annual operating expenses	Class A	Class B	Class C

Management fee	0.92%	0.92%	0.92%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses[4]	0.49%	0.49%	0.49%

Total fund operating expenses	1.71%	2.41%	2.41%

The hypothetical example at right shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$665	$1,010	$1,379	$2,413

Class B with redemption	$744	$1,050	$1,483	$2,568

Class B without redemption	$244	$750	$1,283	$2,568

Class C with redemption	$344	$750	$1,283	$2,741

Class C without redemption	$244	$750	$1,283	$2,741

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	Based on estimated expenses for the current fiscal year.

CORE ALLOCATION PLUS FUND 5

 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

■	A front-end sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED.
■	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

■	No front-end sales charge; all your money goes to work for you right away.
■	Distribution and service (Rule 12b-1) fees of 1.00%.
■	A contingent deferred sales charge (“CDSC”), as described in the section HOW SALES CHARGES ARE CALCULATED.
■	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

■	No front-end sales charge; all your money goes to work for you right away.
■	Distribution and service (Rule 12b-1) fees of 1.00%.
■	A 1.00% CDSC on shares sold within one year of purchase.
■	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (“Signature Services”), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see SALES CHARGE REDUCTIONS AND WAIVERS).

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formally the National Association of Securities Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (“SAI”) discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

Rollover Program Compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or John Hancock custodial ROTH IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in

6 YOUR ACCOUNT

John Hancock funds [0.15% for the John Hancock Money Market Fund] under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. A John Hancock insurance company may also pay the third party administrator for the plan a one time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, all Class R shares or Class I shares of any John Hancock fund. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock fund held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their NAV per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

YOUR ACCOUNT 7

Sales Charge Reductions and Waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

■	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
■	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.
■	Combination Privilege — lets you combine classes of shares of all John Hancock funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

■	to make payments through certain systematic withdrawal plans
■	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs
■	redemptions pursuant to a fund’s right to liquidate an account less than $1,000
■	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock
■	to make certain distributions from a retirement plan
■	because of shareholder death or disability

To utilize a waiver you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock retail fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

■	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
■	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the Distributor
■	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)
■	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA
■	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a ROTH IRA
■	individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted
■	participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)
■	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs
■	participants in certain retirement plans with at least 100 eligible employees (one year CDSC applies) and that are currently invested in Class A shares of John Hancock funds
■	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended (the “Code”), which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

8 YOUR ACCOUNT

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

■	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” for additional details)
■	dividend reinvestments (see “Dividends and account policies” for additional details)

Opening an Account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

■	non-retirement account: $1,000
■	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment
■	group investments: $250
■	Monthly Automatic Accumulation Plan (“MAAP”): $25 to open; you must invest at least $25 a month
■	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

YOUR ACCOUNT 9

Buying shares

Opening an account	Adding to an account

By Check
■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the name(s), your share class, your account number and the name(s) in which the account is registered.

■ Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Customer Service to request an exchange.	■ Log on to the Web site below to process exchanges between funds. ■ Call EASI-Line for automated service. ■ Call your financial representative or Customer Service to request an exchange.

By wire
■ Deliver your completed application to your financial representative or mail it to Signature Service.

■ Obtain your account number by calling your financial representative or Customer Service.

■ Obtain your wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the Automated Clearing House (“ACH”) system.

■ Complete the “Bank Information” section on your account application.

■ Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the ACH system.

■ Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

■ Call EASI-Line for automated service.

■ Call Customer Service between 8:00 a.m. and 7:00 p.m. Eastern time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

10 YOUR ACCOUNT

Selling shares

To sell some or all of your shares

By letter
■ Accounts of any type. ■ Sales of any amount.
■ Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■ Include all signatures and any additional documents that may be required (see next page).

■ Mail the materials to Signature Services.

■ A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
■ Most accounts. ■ Sales of up to $100,000.	■ Log on to the Web site below to initiate redemptions from your fund.

By phone
■ Most accounts. ■ Sales of up to $100,000.	■ Call EASI-Line for automated service. ■ Call our financial representative or call Customer Service between 8 a.m. and 7 p.m. Eastern Time on most business days.

By wire or electronic funds transfer (‘‘EFT”)
■ Requests by letter to sell any amount. ■ Requests by Internet or phone to sell up to $100,000.
■ To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

■ Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

■ Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
■ Accounts of any type. ■ Sales of any amount.
■ Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.
■ Log on to the Web site below to process exchanges between your funds.

■ Call EASI-Line for automated service.

■ Call your financial representative or Customer Service to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

YOUR ACCOUNT 11

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■	your address of record has changed within the past 30 days;
■	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock; or
■	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions (if authorized under state law) and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).
■ Letter of instruction.

■ On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

■ Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts.
■ Letter of instruction.

■ Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

■ On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

■ Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts.
■ Letter of instruction.

■ On the letter, the signature(s) of the trustee(s).

■ Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

■ Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).	■ Letter of instruction signed by surviving tenant. ■ Copy of death certificate. ■ Medallion signature guarantee, if applicable (see above). ■ Inheritance tax waiver (if applicable).

Executors of shareholder estates.
■ Letter of instruction signed by executor.

■ Copy of order appointing executor, certified within the past 12 months.

■ Medallion signature guarantee, if applicable (see above).

■ Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above.	■ Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

12 YOUR ACCOUNT

Transaction policies

Valuation of shares.  The net asset value per share (“NAV”) is determined for each fund and class as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time) on each business day that the New York Stock Exchange is open. Securities held by a fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by a fund are valued at fair value as determined in good faith by the Board of Trustees of JHF II. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by a fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of a fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, a fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by a fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of a fund’s shares reflects the value of a fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if a fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the

YOUR ACCOUNT 13

purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that is will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive

14 YOUR ACCOUNT

trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and Account Policies

Account statements

In general, you will receive account statements as follows

■	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
■	after any changes of name or residential address of the registered owner(s)
■	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

YOUR ACCOUNT 15

Additional Investor Services

Monthly Automatic Accumulation Program (“MAAP”)

MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

■	Complete the appropriate parts of your account application.
■	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

■	Make sure you have at least $5,000 worth of shares in your account.
■	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
■	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
■	Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
■	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Restrictions on 403(b)(7) Plans Accounts

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the fund holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable calendar quarter end.

16 YOUR ACCOUNT

Risks of investing in certain types of securities
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Exchange traded funds (“ETFs”) risk
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed income securities risk
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

■	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
■	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
■	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
■	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

RISK OF INVESTING IN THE FUND 17

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk
The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other Strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done

18 RISK OF INVESTING IN THE FUND

when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

High portfolio turnover risk
A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Initial public offerings (“IPOs”) risk
Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk
An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Mortgage-backed and asset-backed securities risk
Mortgage-backed securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-

RISK OF INVESTING IN THE FUND 19

backed securities held by the fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized mortgage obligations. A fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Real estate securities risk
Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

■	Declines in the value of real estate;
■	Risks related to general and local economic conditions;
■	Possible lack of availability of mortgage funds;
■	Overbuilding;
■	Extended vacancies of properties;
■	Increased competition;
■	Increases in property taxes and operating expenses;
■	Changes in zoning laws;
■	Losses due to costs resulting from the clean-up of environmental problems;
■	Liability to third parties for damages resulting from environmental problems;
■	Casualty or condemnation losses;
■	Limitations on rents;
■	Changes in neighborhood values and the appeal of properties to tenants; and
■	Changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

These investment strategies and securities are described further in the SAI.

20 RISK OF INVESTING IN THE FUND

 Fund details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Fund.

The Trustees have the power to change the investment goal of the Fund without shareholder approval.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule

The Fund pays the Adviser a management fee for its services to the Fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the Fund (together with the assets of the Core Allocation Plus Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the Fund.

	First	Excess Over
	$500 Million	$500 Million

Aggregate Net Assets of the Fund and Core Allocation Plus Trust	0.915%	0.865%

FUND DETAILS 21

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Fund and retains and compensates an investment subadviser to manage the assets of the Fund. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Fund are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

The subadviser is compensated by the Adviser, and not by the Fund.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the semi-annual report to shareholders for the period ending February 28, 2008.

22 FUND DETAILS

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any. The Fund is managed by a team of portfolio managers. Each member of the team shares an equal amount of day-to-day management and responsibility of the Fund.

Scott M. Elliott
(since inception), co-portfolio manager
— Senior Vice President and Director, Asset Allocation Strategies of Wellington Management — joined Wellington Management as an investment professional in 1994

Evan S. Grace
(since inception), co-portfolio manager
— Vice President and Director, Asset Allocation Research of Wellington Management — joined Wellington Management as an investment professional in 2003; prior to joining Wellington Management was an investment professional with State Street Research (1993-2003)

Rick A. Wurster
(since inception), co-portfolio manager
— Vice President, Asset Allocation Strategist and Business Manager of Wellington Management — joined Wellington Management as an investment professional in 2006; prior to joining Wellington Management was a consultant with McKinsey & Company (2000-2006)

Financial highlights

This section normally details the performance of the Fund’s share class. Because the Fund has not yet commenced operations, there are no financial highlights to report.

FUND DETAILS 23

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC CAOPN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Core Allocation Plus Fund

CLASS R, CLASS R1, CLASS R2, CLASS R3, CLASS R4, AND CLASS R5 SHARES

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

The John Hancock Core Allocation Plus Fund (the “Fund”) is a series of John Hancock Funds II (“JHF II”).

This prospectus relates to the Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares of the Fund. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Fund, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Fund, be sure to read all risk disclosure carefully before investing.

 Core Allocation Plus Fund

Goal and strategy

GOAL: To seek total return, consisting of long-term capital appreciation and current income.

STRATEGY: Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Under normal circumstances the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed income instruments and will generally reflect the subadviser’s long term, strategic asset allocation analysis. The subadviser anticipates adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity or equity-related securities or instruments, the subadviser relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environments, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed income or fixed-income related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser.

The Fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to common stock, preferred stock, depositary receipts (including American Depository Receipts and Global Depository Receipts), index-related securities (including exchange traded funds), real estate investment structures (including real estate investment trusts (“REITs”)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes, and other similar equity equivalents. These equity and equity-related instruments may include equity securities of, or derivatives linked to, emerging market issuers or indexes.

The Fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents, including but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents, and other fixed-income securities, as well as derivatives related to interest rates, currencies and fixed-income securities and instruments. These debt obligations may include non-investment grade and emerging market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity, or index, or to other securities, groups of securities, or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The Fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products. For purposes of the Fund’s investment policies, derivative instruments will be classified as equity- or fixed-income related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Past performance

This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

4 Core Allocation Plus Fund

Principal risks

The principal risks of investing in the Fund (which include the risks of any underlying investment company or similar entity purchased by the Fund) that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of investing in the Fund.”

■	Active management risk
■	Equity securities risk
■	Exchange traded funds risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk
■	High portfolio turnover risk
■	Initial public offering risk
■	Issuer risk
■	Medium and smaller company risk
■	Mortgage-backed and asset-backed securities risk
■	Real estate securities risk

FUND CODES

Class R
Ticker	—
CUSIP	47804A643

Class R1
Ticker	—
CUSIP	47804A635

Class R2
Ticker	—
CUSIP	47804A627

Class R3
Ticker	—
CUSIP	47804A619

Class R4
Ticker	—
CUSIP	47804A593

Class R5
Ticker	—
CUSIP	47804A585

Your expenses

Operating expenses are paid from the Fund’s assets and therefore are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[1]	0.44%	0.44%	0.44%	0.34%	0.29%	0.24%

Total fund operating expenses	2.11%	1.86%	1.61%	1.76%	1.46%	1.16%

The hypothetical example at right shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$214	$659	$1,131	$2,436

Class R1	188	583	1,003	2,175

Class R2	163	507	874	1,906

Class R3	178	553	952	2,068

Class R4	148	460	795	1,741

Class R5	118	367	636	1,403

1	Based on estimated amounts for the current fiscal year. The Service Plan may charge fee up to 0.25% for Class R, 0.25% for Class R1, 0.25% for Class R2, 0.15% for Class R3, 0.10% for Class R4, 0.05% for Class R5.

Core Allocation Plus Fund 5

 Your account

Who can buy Class R, R1, R2, R3, R4 and R5 shares

Class R, R1, R2, R3, R4 and R5 shares are available to certain types of investors, as noted below:

■	Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the “Code”) (“529 Plans”) distributed by John Hancock or one of its affiliates.
■	Retirement plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.
■	Class R, R1, R2, R3, R4 and R5 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the fund through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).
■	Retirement plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest only in Class R, R1, R2, R3, R4 and R5 shares.

All Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class R, R1, R2, R3, R4 and R5 shares cost structure

The Class R, R1, R2, R3, R4 and R5 shares of the fund are sold without any front-end or deferred sales charges. Each of the R, R1, R2, R3 and R4 share classes has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. The Class R5 shares do not have a Rule 12b-1 plan.

Class R

■	Distribution and service (12b-1) fees of 0.75%.

Class R1

■	Distribution and service (12b-1) fees of 0.50%.

Class R2

■	Distribution and service (12b-1) fees of 0.25%.

Class R3

■	Distribution and service (12b-1) fees of 0.50%.

Class R4

■	Distribution and service (12b-1) fees of 0.25%.

The fund has adopted Service Plans for the Class R, R1, R2, R3, R4 and R5 shares of the fund which authorize the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans. The service fee is a specified percentage of the average daily net assets of fund’s share class held by plan participants and is 0.25% for Class R, Class R1 and Class R2, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any plan which may use a fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formally the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may

6 YOUR ACCOUNT

earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (“SAI”) discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy Class R, R1, R2, R3, R4 and R5 shares.”

3	Eligible retirement plans generally may open an account and purchase Class R, R1, R2, R3, R4 and R5 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R, R1, R2, R3, R4 and R5 shares of the fund.

Additional shares may be purchased through a retirement plan’s administrator or recordkeeper. There is no minimum initial investment for Class R, R1, R2, R3, R4 and R5 shares.

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R, R1, R2, R3, R4 and R5 shares of the fund.

Transaction policies

Valuation of shares

The NAV is determined for each fund and class as of the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time) on each business day that the New York Stock Exchange is open. Securities held by a fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by a fund are valued at fair value as determined in good faith by the Board of Trustees of JHF II. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by a fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of a fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, a fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by a fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of a fund’s shares reflects the value of a fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if a fund sold it.

YOUR ACCOUNT 7

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class or Money Market Fund Class A, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into the fund’s shares. The fund may change or cancel its exchange policies at any time, upon 60 days’ notice to its shareholders.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should

8 YOUR ACCOUNT

not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners, Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate it clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows from your plan’s recordkeeper:

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, by your plan’s recordkeeper.

Dividends

The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your

YOUR ACCOUNT 9

combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

Additional Investor Services

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the fund holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable calendar quarter end.

10 YOUR ACCOUNT

 Risks of investing in the Funds

Risks of investing in certain types of securities
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Exchange traded funds (“ETFs”) risk
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed income securities risk
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk.
Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk.
Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

■	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
■	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
■	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
■	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than

RISKS OF INVESTING IN THE FUNDS 11

higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk
The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other Strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to

12 RISKS OF INVESTING IN THE FUNDS

adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the Statement of Additional Information.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

High portfolio turnover risk
A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Initial public offerings (“IPOs”) risk
Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk
An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Mortgage-backed and asset-backed securities risk
Mortgage-backed securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities.

RISKS OF INVESTING IN THE FUNDS 13

However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized mortgage obligations. A fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Real estate securities risk
Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

■	Declines in the value of real estate;
■	Risks related to general and local economic conditions;
■	Possible lack of availability of mortgage funds;
■	Overbuilding;
■	Extended vacancies of properties;
■	Increased competition;
■	Increases in property taxes and operating expenses;
■	Changes in zoning laws;
■	Losses due to costs resulting from the clean-up of environmental problems;
■	Liability to third parties for damages resulting from environmental problems;
■	Casualty or condemnation losses;
■	Limitations on rents;
■	Changes in neighborhood values and the appeal of properties to tenants; and
■	Changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Companies Risk” below for a discussion of the risks associated with invests in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

These investment strategies and securities are described further in the SAI.

14 RISKS OF INVESTING IN THE FUNDS

 Fund details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Fund.

The Trustees have the power to change the investment goal of the Fund without shareholder approval.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule

The Fund pays the Adviser a management fee for its services to the Fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the Fund (together with the assets of the Core Allocation Plus Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the Fund.

	First	Excess Over
	$500 Million	$500 Million

Aggregate Net Assets of the Fund and Core Allocation Plus Trust	0.915%	0.865%

FUND DETAILS 15

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Fund and retains and compensates an investment subadviser to manage the assets of the Fund. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Fund are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

The subadviser is compensated by the Adviser, and not by the Fund.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the semi-annual report to shareholders for the period ending February 28, 2008.

16 FUND DETAILS

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any. The Fund is managed by a team of portfolio managers. Each member of the team shares an equal amount of day-to-day management and responsibility of the Fund.

Scott M. Elliott
(since inception), co-portfolio manager
— Senior Vice President and Director, Asset Allocation Strategies of Wellington Management — joined Wellington Management as an investment professional in 1994

Evan S. Grace
(since inception), co-portfolio manager
— Vice President and Director, Asset Allocation Research of Wellington Management — joined Wellington Management as an investment professional in 2003; prior to joining Wellington Management was an investment professional with State Street Research (1993-2003)

Rick A. Wurster
(since inception), co-portfolio manager
— Vice President, Asset Allocation Strategist and Business Manager of Wellington Management — joined Wellington Management as an investment professional in 2006; prior to joining Wellington Management was a consultant with McKinsey & Company (2000-2006)

Financial highlights

This section normally details the performance of the Fund’s share class. Because the Fund has not yet commenced operations, there are no financial highlights to report.

FUND DETAILS 17

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC CARPN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Core Allocation Plus Fund

CLASS I SHARES

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

The John Hancock Core Allocation Plus Fund (the “Fund”) is a series of John Hancock Funds II (“JHF II”).

This prospectus relates to the Institutional Class I shares of the Fund. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Fund, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Fund, be sure to read all risk disclosure carefully before investing.

 Core Allocation Plus Fund

Goal and strategy

GOAL: To seek total return, consisting of long-term capital appreciation and current income.

STRATEGY: Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Under normal circumstances the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed income instruments and will generally reflect the subadvisor’s long term, strategic asset allocation analysis. The subadviser anticipates adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity or equity-related securities or instruments, the subadviser relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed income or fixed-income related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser.

The Fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to common stock, preferred stock, depositary receipts (including American Depository Receipts and Global Depository Receipts), index-related securities (including exchange traded funds), real estate investment structures (including real estate investment trusts (“REITs”)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes, and other similar equity equivalents.

These equity and equity-related instruments may include equity securities of, or derivatives linked to, emerging market issuers or indexes.

The Fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents, including but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents, and other fixed-income securities, as well as derivatives related to interest rates, currencies and fixed-income securities and instruments. These debt obligations may include non-investment grade and emerging market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity, or index, or to other securities, groups of securities, or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The Fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products. For purposes of the Fund’s investment policies, derivative instruments will be classified as equity- or fixed-income related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Past performance

This section normally shows how the Fund’s total return has varied from year to year, along with a board-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

4 CORE ALLOCATION PLUS FUND

Principal risks

The principal risks of investing in the Fund (which include the risks of any underlying investment company or similar entity purchased by the Fund) that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of investing in the Fund.”

■	Active management risk
■	Equity securities risk
■	Exchange traded funds risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk
■	High portfolio turnover risk
■	Initial public offering risk
■	Issuer risk
■	Medium and smaller company risk
■	Mortgage-backed and asset-backed securities risk
■	Real estate securities risk

FUND CODES

Class I
Ticker	—
CUSIP	47804A 650

Your expenses

Operating expenses are paid from the Fund’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class I

Management fee	0.92%

Other expenses[1]	0.19%

Total fund operating expenses	1.11%

The hypothetical example at right shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class I	$113	$351	$609	$1,346

1	Based on estimated amounts for the current fiscal year.

CORE ALLOCATION PLUS FUND 5

 Your account

Who can buy Class I shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares, See “Opening an account:”

■	Retirement and other benefit plans
■	Endowment funds and foundations
■	Any state, county or city, or its instrumentality, department, authority or agency
■	Accounts registered to insurance companies, trust companies and bank trust departments
■	Investment companies, both affiliated and not affiliated with the Adviser
■	Investors who participate in fee-based, wrap and other investment platform programs
■	Any entity that is considered a corporation for tax purposes
■	Fund trustees and other individuals who are affiliated with the fund or other John Hancock funds

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Opening an account

1 Read this prospectus carefully.

2 Determine if you are eligible, by referring to “Who can buy Class I shares.”

3 Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (“Signature Services”), the fund’s transfer agent, at 1-888-972-8696.

5 Make your initial investment using the table “Buying shares.”

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC (the “Distributor”) may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (“SAI”) discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

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Buying shares

Opening an account	Adding to an account

By check
■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the Portfolio name(s), your share class, your account number and the name(s) in which the account is registered.

■ Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Customer Service to request an exchange. ■ You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.	■ Call your financial representative or Customer Service to request an exchange. ■ You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.

By wire
■ Deliver your completed application to your financial representative or mail it to Signature Services.

■ Obtain your account number by calling your financial representative or Customer Service.

■ Obtain your wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the Portfolio name(s), your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the ACH system.

■ Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

■ Call Customer Service between 8:30 a.m. and 5:00 p.m. Eastern Time on most business days to verify that these features are in place on your account.

■ Call your financial representative or Customer Service with the fund name(s), your share class, your account number, the name(s) in which the account is registered and the amount of your investment.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
■ Sales of any amount.
■ Write a letter of instruction indicating the fund name, your account number, your share class, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■ Include all signatures and any additional documents that may be required (see next page).

■ Mail the materials to Signature Services.

■ A check or wire will be sent according to your letter of instruction.

■ Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By phone
Amounts up to $100,000:
■ Most accounts.

Amounts up to $5 million:
■ Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers, endowments and foundations, corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

■ Redemption proceeds of up to $100,000 may be sent by wire or check. A check will be mailed to the exact name(s) and address on the account.

■ To place your request with a representative at John Hancock funds, call Customer Service between 8:30 a.m. and 5:00 p.m. Eastern Time on most business days or your financial representative.

■ Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

■ Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (“EFT”)
■ Requests by letter to sell any amount. ■ Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).
■ To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

■ Amounts of $5 million or more will be wired on the next business day.

■ Amounts up to $100,000 may be sent by EFT, wire or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange ■ Sales of any amount.
■ Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Customer Service.

■ You may only exchange for shares of other institutional funds, Class I shares or Money Market Class A shares.

■ Call your financial representative or Customer Service to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

8 YOUR ACCOUNT

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■	your address of record has changed within the past 30 days;
■	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);
■	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or
■	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).
■ Letter of instruction.

■ On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

■ Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts.
■ Letter of instruction.

■ Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

■ On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

■ Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts.
■ Letter of instruction.

■ On the letter, the signature(s) of the trustee(s).

■ Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

■ Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).	■ Letter of instruction signed by surviving tenant. ■ Copy of death certificate. ■ Medallion signature guarantee, if applicable (see above). ■ Inheritance tax waiver (if applicable).

Executors of shareholder estates.
■ Letter of instruction signed by executor.

■ Copy of order appointing executor, certified within the past 12 months.

■ Medallion signature guarantee, if applicable (see above).

■ Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above.	■ Call Customer Service for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

Valuation of shares

The net asset value per share (“NAV”) is determined for each fund and class as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time) on each business day that the New York Stock Exchange is open. Securities held by a fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by a fund are valued at fair value as determined in good faith by the Board of Trustees of JHF II. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by a fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. Government Securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of a fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, a fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by a fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of a fund’s shares reflects the value of a fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if a fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class or Money Market Fund Class A, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into the fund’s shares. The fund may change or cancel its exchange policies at any time, upon 60 days’ notice to its shareholders.

Under certain circumstances, an investor who purchases Class I Shares in the Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the Fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason

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and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the

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line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and Account Policies

Account statements

In general, you will receive account statements as follows

■	after every transaction (except a dividend reinvestment) that affects your account balance
■	after any changes of name or residential address of the registered owner(s)
■	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or contingent deferred sales charge will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

12 YOUR ACCOUNT

Additional Investor Services

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the fund holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable calendar quarter end.

YOUR ACCOUNT 13

 Risks of Investing in the Fund

Risks of investing in certain types of securities
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Exchange traded funds (“ETFs”) risk
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed income securities risk
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

■	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
■	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
■	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
■	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

14 RISKS OF INVESTING IN THE FUND

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk
The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other Strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done

RISKS OF INVESTING IN THE FUND 15

when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

High portfolio turnover risk
A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.
Initial public offerings (“IPOs”) risk
Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk
An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Mortgage-backed and asset-backed securities risk
Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In

16 RISKS OF INVESTING IN THE FUND

addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized mortgage obligations. A fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Real estate securities risk
Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

■	Declines in the value of real estate;
■	Risks related to general and local economic conditions;
■	Possible lack of availability of mortgage funds;
■	Overbuilding;
■	Extended vacancies of properties;
■	Increased competition;
■	Increases in property taxes and operating expenses;
■	Changes in zoning laws;
■	Losses due to costs resulting from the clean-up of environmental problems;
■	Liability to third parties for damages resulting from environmental problems;
■	Casualty or condemnation losses;
■	Limitations on rents;
■	Changes in neighborhood values and the appeal of properties to tenants; and
■	Changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Companies Risk” below for a discussion of the risks associated with invests in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

These investment strategies and securities are described further in the SAI.

RISKS OF INVESTING IN THE FUND 17

 Fund details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Fund.

The Trustees have the power to change the investment goal of the Fund without shareholder approval.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule

The Fund pays the Adviser a management fee for its services to the Fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the Fund (together with the assets of the Core Allocation Plus Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the Fund.

	First	Excess Over
	$500 Million	$500 Million

Aggregate Net Assets of the Fund and Core Allocation Plus Trust	0.915%	0.865%

18 FUND DETAILS

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Fund and retains and compensates an investment subadviser to manage the assets of the Fund. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Fund are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

The subadviser is compensated by the Adviser, and not by the Fund.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the semi-annual report to shareholders for the period ending February 28, 2008.

FUND DETAILS 19

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any. The Fund is managed by a team of portfolio managers. Each member of the team shares an equal amount of day-to-day management and responsibility of the Fund.

Scott M. Elliott
(since inception), co-portfolio manager
— Senior Vice President and Director, Asset Allocation Strategies of Wellington Management — joined Wellington Management as an investment professional in 1994

Evan S. Grace
(since inception), co-portfolio manager
— Vice President and Director, Asset Allocation Research of Wellington Management — joined Wellington Management as an investment professional in 2003; prior to joining Wellington Management was an investment professional with State Street Research (1993-2003)

Rick A. Wurster
(since inception), co-portfolio manager
— Vice President, Asset Allocation Strategist and Business Manager of Wellington Management — joined Wellington Management as an investment professional in 2006; prior to joining Wellington Management was a consultant with McKinsey & Company (2000-2006)

Financial highlights

This section normally details the performance of the Fund’s share class. Because the Fund has not yet commenced operations, there are no financial highlights to report.

20 FUND DETAILS

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC CAIPN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Optimized Value Fund

CLASS A, CLASS B AND CLASS C SHARES

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

The John Hancock Optimized Value Fund (the “Fund”) is a series of John Hancock Funds II (“JHF II”).

This prospectus relates to the Class A, B and C shares of the Fund. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Fund, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Fund, be sure to read all risk disclosure carefully before investing.

 Optimized Value Fund

Goal and strategy

GOAL: To seek long-term capital appreciation.

STRATEGY: Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of U.S. companies with the potential for long-term growth of capital. The Fund invests in U.S. companies with a market capitalization range, at the time of investment, equal to that of the Fund’s benchmark, the Russell 1000 Value Index. As of November 30, 2007, the market capitalization range of the Russell 1000 Value Index was $735 million to $487 billion.

The subadviser uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market.

Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

The Fund may also invest in foreign securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Past performance

The graph shows the total return on the Fund’s Class NAV shares for the calendar year ended December 31, 2006, while the table shows performance of these shares over time (along with a broad-based market index for reference).1 This information may help to provide an indication of the Fund’s risk. Past performance before and after taxes does not indicate future results.

 Class NAV calendar year total returns (without sales charges)

Year-to-date: 4.61% (as of 09-30-2007)	Best quarter: Q4 ’06, 8.28%	Worst quarter: Q2 ’06, −2.58%

Average annual total returns (including sales charge)		Life of
for periods ended 12-31-06	1 Year	Class NAV

Class NAV before tax (began 10-14-05)	15.50%	18.63%

Class NAV after tax on distributions	13.56%	16.81%

Class NAV after tax on distributions, with sale	10.08%	14.83%

Standard & Poor’s 500 Index	15.79%	18.07%

MSCI EAFE Gross Index	26.87%	24.90%[2]

1	Because the assets represented by Class NAV shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.
2	Index figures as of closest month end to inception date.

After-tax returns
After-tax returns are shown for Class NAV shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Benchmark Index (reflects no fees on taxes)

Standard & Poor’s 500 Index, is an unmanaged index that includes 500 widely traded common stocks.

MSCI EAFE Index (Europe, Australia, Far East), is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding U.S. and Canada. As of June 2006, the MSCI EAFE index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

4 FUND

Principal risks

The principal risks of investing in the Fund (which include the risks of any underlying investment company or similar entity purchased by the Fund) that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of investing in the Fund.”

■	Active management risk
■	Equity securities risk
■	Foreign securities risk
■	High portfolio turnover risk
■	Issuer risk
■	Liquidity risk
■	Medium and Smaller company risk

FUND CODES

Class A
Ticker	—
CUSIP	47804A577

Class B
Ticker	—
CUSIP	47804A569

Class C
Ticker	—
CUSIP	47804A551

Your expenses

Operating expenses are paid from the Fund’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee	0.65%	0.65%	0.65%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	0.39%	0.39%	0.39%

Total fund operating expenses	1.34%	2.04%	2.04%

Contractual expense reimbursement (at least until 12/31/08)[4]	0.05%	0.05%	0.05%

Net fund operating expenses	1.29%	1.99%	1.99%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$625	$899	$1,193	$2,028

Class B with redemption	$702	$935	$1,294	$2,185

Class B without redemption	$202	$635	$1,094	$2,185

Class C with redemption	$302	$635	$1,094	$2,365

Class C without redemption	$202	$635	$1,094	$2,365

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Adviser has contractually agreed to waive advisory fees or reimburse certain Fund expenses so that total Fund operating expenses do not exceed 1.29% for Class A, 1.99% for Class B and 1.99% for Class C of the average annual net assets attributable to the respective classes. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until termination by the Adviser on notice to JHF II.

FUND 5

 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

■	A front-end sales charge, as described in the section “How sales charges are calculated.”
■	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

■	No front-end sales charge; all your money goes to work for you right away.
■	Distribution and service (Rule 12b-1) fees of 1.00%.
■	A contingent deferred sales charge (“CDSC”), as described in the section “How sales charges are calculated.”
■	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

■	No front-end sales charge; all your money goes to work for you right away.
■	Distribution and service (Rule 12b-1) fees of 1.00%.
■	A 1.00% CDSC on shares sold within one year of purchase.
■	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (“Signature Services”), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formally the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

Rollover Program Compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or John Hancock custodial ROTH IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds [0.15% for the John Hancock Money Market Fund]

6 YOUR ACCOUNT

under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. A John Hancock insurance company may also pay the third party administrator for the plan a one time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, all Class R shares or Class I shares of any John Hancock fund. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock fund held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C

Shares are offered at their NAV per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

YOUR ACCOUNT 7

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

■	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
■	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.
■	Combination Privilege — lets you combine classes of shares of all John Hancock funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

■	to make payments through certain systematic withdrawal plans
■	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs
■	redemptions pursuant to a fund’s right to liquidate an account less than $1,000
■	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock
■	to make certain distributions from a retirement plan
■	because of shareholder death or disability

To utilize a waiver you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock retail fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

■	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
■	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the Distributor
■	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)
■	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA
■	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a ROTH IRA
■	individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted
■	participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)
■	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs
■	participants in certain retirement plans with at least 100 eligible employees (one year CDSC applies) and that are currently invested in Class A shares of John Hancock funds
■	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

8 YOUR ACCOUNT

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

■	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” for additional details)
■	dividend reinvestments (see “Dividends and account policies” for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

■	non-retirement account: $1,000
■	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment
■	group investments: $250
■	Monthly Automatic Accumulation Plan (“MAAP”): $25 to open; you must invest at least $25 a month
■	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

YOUR ACCOUNT 9

Buying shares

Opening an account	Adding to an account

By check
■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the name(s), your share class, your account number and the name(s) in which the account is registered.

■ Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Customer Service to request an exchange.	■ Log on to the Web site below to process exchanges between funds. ■ Call EASI-Line for automated service. ■ Call your financial representative or Customer Service to request an exchange.

By wire
■ Deliver your completed application to your financial representative or mail it to Signature Services.

■ Obtain your account number by calling your financial representative or Customer Service.

■ Obtain your wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the Automated Clearing House (“ACH”) system.

■ Complete the “Bank Information” section on your account application.

■ Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the ACH system.

■ Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

■ Call EASI-Line for automated service.

■ Call Customer Service between 8:00 a.m. and 7:00 p.m. Eastern time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

10 YOUR ACCOUNT

Selling shares

To sell some or all of your shares

By letter
■ Accounts of any type. ■ Sales of any amount.
■ Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■ Include all signatures and any additional documents that may be required (see next page).

■ Mail the materials to Signature Services.

■ A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
■ Most accounts. ■ Sales of up to $100,000.	■ Log on to the Web site below to initiate redemptions from your fund.

By phone
■ Most accounts. ■ Sales of up to $100,000.	■ Call EASI-Line for automated service. ■ Call our financial representative or call Customer Service between 8 a.m. and 7 p.m. Eastern Time on most business days.

By wire or electronic funds transfer (“EFT”)
■ Requests by letter to sell any amount. ■ Requests by Internet or phone to sell up to $100,000.
■ To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

■ Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

■ Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
■ Accounts of any type. ■ Sales of any amount.
■ Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Customer Service.

■ Log on to the Web site below to process exchanges between your funds.

■ Call EASI-Line for automated service.

■ Call your financial representative or Customer Service to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

YOUR ACCOUNT 11

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■	your address of record has changed within the past 30 days;
■	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock; or
■	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions (if authorized under state law) and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).
■ Letter of instruction.

■ On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

■ Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts.
■ Letter of instruction.

■ Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

■ On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

■ Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts.
■ Letter of instruction.

■ On the letter, the signature(s) of the trustee(s).

■ Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

■ Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).	■ Letter of instruction signed by surviving tenant. ■ Copy of death certificate. ■ Medallion signature guarantee, if applicable (see above). ■ Inheritance tax waiver (if applicable).

Executors of shareholder estates.
■ Letter of instruction signed by executor.

■ Copy of order appointing executor, certified within the past 12 months.

■ Medallion signature guarantee, if applicable (see above).

■ Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above.	■ Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

12 YOUR ACCOUNT

Transaction policies

Valuation of shares

The NAV per share is determined for each fund and class as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time) on each business day that the New York Stock Exchange is open. Securities held by a fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by a fund are valued at fair value as determined in good faith by the Board of Trustees of JHF II. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by a fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of a fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, a fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by a fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of a fund’s shares reflects the value of a fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if a fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the

YOUR ACCOUNT 13

purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive

14 YOUR ACCOUNT

trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows

■	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
■	after any changes of name or residential address of the registered owner(s)
■	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

YOUR ACCOUNT 15

Additional investor services

Monthly automatic accumulation Program (“MAAP”)

MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

■	Complete the appropriate parts of your account application.
■	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

■	Make sure you have at least $5,000 worth of shares in your account.
■	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
■	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
■	Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
■	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Restrictions on 403(b)(7) Plans Accounts

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the fund holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable calendar quarter end.

16 YOUR ACCOUNT

 Risks of investing in the Fund

Risks of investing in certain types of securities
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Value investing risk. Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

High portfolio turnover risk
A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Issuer risk
An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

RISKS OF INVESTING IN THE FUND 17

Liquidity risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

18 RISKS OF INVESTING IN THE FUND

 Fund details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Fund.

The Trustees have the power to change the investment goal of the Fund without shareholder approval.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule

The Fund pays the Adviser a management fee for its services to the Fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the Fund (together with the assets of the Optimized Value Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the Fund.

	First	Next	Excess over
	$500 million	$500 million	$1 billion

Aggregate Net Assets of the Fund and Optimized Value Trust	0.700%	0.650%	0.600%

FUND DETAILS 19

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Fund and retains and compensates an investment subadviser to manage the assets of the Fund. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Fund are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Fund. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. As of August 31, 2007, MFC Global (U.S.A.) and its affiliates had total assets under management of approximately $217 billion.

The subadviser is compensated by the Adviser, and not by the Fund.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the annual report to shareholders for the period ended August 31, 2007.

20 FUND DETAILS

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any. The Fund is managed by a team of portfolio managers. Each member of the team shares an equal amount of day-to-day management and responsibility of the Fund.

Noman Ali
(since 2007), portfolio management team member
— Assistant Vice President and a Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1999

Rhonda Chang
(since 2007), portfolio management team member
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1994

Chris Hensen
(since 2007), portfolio management team member
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1995

Brett Hryb
(since 2007), portfolio management team member
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1993

Harpreet Singh
(since 2007), leader of portfolio management team
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 2000

Financial highlights

This section normally details the performance of the Fund’s share class. Because the Fund has not yet commenced operations, there are no financial highlights to report.

FUND DETAILS 21

Appendix

Related Performance Information for the Optimized Value Fund

Historical Performance of the Quantitative Value Trust and MFC Global Investment Management (U.S.A.)
Limited U.S. Large Cap Value Equity Composite

The Optimized Value Fund (the “Fund”), formerly the Quantitative Value Fund, is a series of John Hancock Funds II that commenced operations on October 15, 2005. The Fund is subadvised by the same investment adviser, MFC Global Investment Management (U.S.A.) (“MFC Global (U.S.A.)”) as the Quantitative Value Trust (the “QV Trust”), a registered series of John Hancock Trust, and has the same portfolio manager(s) and is managed with substantially similar investment objectives, policies and strategies as the QV Trust and the U.S. Large Cap Value Equity Composite (the “Composite”). The Composite is comprised of two registered investment companies, the Fund and QV Trust, and one separate account, all of which have substantially similar investment objectives, policies and strategies. The performance presented in the Composite has been generated on a performance asset weighted basis and includes the reinvestment of dividends and interest.

This Appendix presents historical performance information for the Series I shares of the QV Trust and the Composite as a whole. Because of the similarities among the Fund, QV Trust and the Composite, this information may help provide an indication of the Fund’s risks by showing how a similar fund and Composite have performed historically. The performance of the QV Trust and Composite, however, is not the performance of the Fund, and you should not assume that the Fund will have the same performance as the QV Trust and/or the Composite. The performance of the Fund may be greater or less than the performance of the QV Trust and/or the Composite due to, among other things, the number of the holdings in and composition of the portfolio in the Fund, as well as the asset size and cash flow differences among the Fund, QV Trust and Composite.

Performance information — bar charts and tables — are presented on the following page for the QV Trust and Composite. The bar charts show how the QV Trust and Composite’s total return has varied year-to-year, and the tables show average annual returns for the periods ended September 30, 2007 and since inception (as compared with a broad-based market index for reference). The past performance of the QV Trust and the Composite has been calculated net of expenses. All figures assume dividend reinvestment.

The past performance of the QV Trust and Composite is no guarantee of future results in managing the Fund. The information in this Appendix does not represent the performance of the Fund or any predecessor to it and is no indication of how it would have performed in the past or would have performed in the future.

The Class A, B and C shares of the Fund have front-end or deferred sales charges. The Series I shares of the corresponding QV Trust do not have such charges. The other expenses of the Class A, B and C shares of the Fund, including its Rule 12b-1 fee, are higher than the expenses of the Series I shares of the QV Trust. As a result, the total operating fees and expenses of the Fund are higher than those of the QV Trust and, therefore, the performance shown in the bar chart and table for the Series I shares of the QV Trust would be lower if adjusted to reflect the sales charges and higher fees and expenses of the Class A, B and C shares of the Fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

22 APPENDIX

JHT Quantitative Value Trust & MFC Global Investment
Management (U.S.A.) Limited U.S. Large Cap Value Equity Composite

Corresponding to: Optimized Value Fund

Net assets of JHT Quantitative Value Trust as of 9-30-07: $1,161,616

JHT Quantitative Value Trust (Series I)
total returns:
Series I: 3Q ’07, −0.80%
Best quarter: 4Q ’06, 7.55%
Worst quarter: 1Q ’05, −0.34%

Russell 1000 Value Index: Russell 1000 Value
Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000
Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

 Series I Calendar year total returns

 JHT Quantitative Value Trust average annual total returns
for period ending 9-30-07

			Since
	1 year	3 year	inception

Series I (5-3-04)	12.53%	15.44%	15.27%

Russell 1000 Value Index	14.45%	15.25%	14.93%

U.S. Large Cap Value Equity Composite
total returns:
Composite: 3Q ’07, −0.80%
Best quarter: 2Q ’03, 17.15%
Worst quarter: 3Q ’02, −16.78%

Net assets of U.S. Large Cap Value Equity Composite as of 9-30-07: $1,631,439,410

 Composite Calendar year total returns

 U.S. Large Cap Value Equity Composite annual total returns
for period ending 9-30-07

				Since
	1 year	3 year	5 year	inception

Composite (1-1-01)	12.67%	15.74%	19.01%	8.25%

Russell 1000 Value Index	14.45%	15.25%	18.07%	7.95%

APPENDIX 23

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC 3260PN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Optimized Value Fund

CLASS I SHARES

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

The John Hancock Optimized Value Fund (the “Fund”) is a series of John Hancock Funds II (“JHF II”).

This prospectus relates to the Institutional Class I shares of the Fund. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Fund, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Fund, be sure to read all risk disclosure carefully before investing.

 Optimized Value Fund

Goal and strategy

GOAL: To seek long-term capital appreciation.

STRATEGY: Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of U.S. companies with the potential for long-term growth of capital. The Fund invests in U.S. companies with a market capitalization range, at the time of investment, equal to that of the Fund’s benchmark, the Russell 1000 Value Index. As of November 30, 2007, the market capitalization range of the Russell 1000 Value Index was $735 million to $487 billion.

The subadviser uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market.

Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

The Fund may also invest in foreign securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Past performance

The graph shows the total return of the Fund’s Class NAV shares for the calendar year ended December 31, 2006, while the table shows performance of these shares over time (along with a broad-based market index for reference)1. This information may help to provide an indication of the Fund’s risk. Past performance before and after taxes does not indicate future results.

 Class NAV calendar year total returns (without sales charges)

Year-to-date: 4.61%            Best quarter: Q4 ’06, 8.28%     Worst quarter: Q2 ’06, −2.58%
(as of 09-30-2007)

Average annual total returns (including sales charge)		Life of
for periods ended 12-31-06	1 Year	Class NAV

Class NAV before tax (began 10-14-05)	21.42%	24.69%

Class NAV after tax on distributions	19.09%	22.58%

Class NAV after tax on distributions, with sale	13.92%	19.83%

Russell 1000 Value Index	22.24%	23.64% [2]

1	Because the assets represented by Class NAV shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

2	Index figures as of closest month end to inception date.

After-tax returns
After-tax returns are shown for Class NAV shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Benchmark Index (reflects no fees or taxes)

Standard & Poor’s 500 Index, is an unmanaged index that includes 500 widely traded common stocks.

MSCI EAFE Index (Europe, Australia, Far East), is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding U.S. and Canada. As of June 2006, the MSCI EAFE index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

4 FUND

Principal risks

The principal risks of investing in the Fund (which include the risks of any underlying investment company or similar entity purchased by the Fund) that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of investing in the Fund.”

■	Active management risk
■	Equity securities risk
■	Foreign securities risk
■	High portfolio turnover risk
■	Issuer risk
■	Liquidity risk
■	Medium and smaller company risk

FUND CODES

Class I
Ticker	—
CUSIP	47804A544

Your expenses

Operating expenses are paid from the Fund’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class I

Management fee	0.65%

Other expenses	0.09%

Total fund operating expenses	0.74%

Contractual expense reimbursement (at least until 12-31-08)[1]	0.00%

Net fund operating expenses	0.74%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class I	$76	$237	$411	$918

1	The Adviser has contractually agreed to waive advisory fees or reimburse certain Fund expenses so that total Fund operating expenses do not exceed 0.84% for Class I average annual net assets. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until termination by the Adviser on notice to JHF II.

FUND 5

 Your account

Who can buy Class I shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares, See “Opening an account:”

■	Retirement and other benefit plans
■	Endowment funds and foundations
■	Any state, county or city, or its instrumentality, department, authority or agency
■	Accounts registered to insurance companies, trust companies and bank trust departments
■	Investment companies, both affiliated and not affiliated with the Adviser
■	Investors who participate in fee-based, wrap and other investment platform programs
■	Any entity that is considered a corporation for tax purposes
■	Fund trustees and other individuals who are affiliated with the fund or other John Hancock funds

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Opening an account

1 Read this prospectus carefully.

2 Determine if you are eligible, by referring to “Who can buy Class I shares.”

3 Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (“Signature Services”), the fund’s transfer agent, at 1-888-972-8696.

5 Make your initial investment using the table “Buying shares.”

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC (the “Distributor”) may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (“SAI”) discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

6 YOUR ACCOUNT

Buying shares

Opening an account	Adding to an account

By check
■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the Portfolio name(s), your share class, your account number and the name(s) in which the account is registered.

■ Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Customer Service to request an exchange.	■ Call your financial representative or Customer Service to request an exchange.
■ You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.	■ You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.

By wire
■ Deliver your completed application to your financial representative or mail it to Signature Services.

■ Obtain your account number by calling your financial representative or Customer Service.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the Portfolio name(s), your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
See “By exchange” and “By wire.”	■ Verify that your bank or credit union is a member of the ACH system.
■ Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.
■ Call Customer Service between 8:30 a.m. and 5:00 p.m. Eastern Time on most business days to verify that these features are in place on your account.
■ Call your financial representative or Customer Service with the fund name(s), your share class, your account number, the name(s) in which the account is registered and the amount of your investment.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-587-1897	1-800-972-8696

YOUR ACCOUNT 7

Selling shares

To sell some or all of your shares

By letter
■ Sales of any amount.
■ Write a letter of instruction indicating the fund name, your account number, your share class, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■ Include all signatures and any additional documents that may be required (see next page).
■ Mail the materials to Signature Services.
■ A check or wire will be sent according to your letter of instruction.
■ Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By phone
Amounts up to $100,000:
■ Most accounts.

Amounts up to $5 million:
■ Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 4039(b) plans and all John Hancock custodial retirement accounts).

■ Redemption proceeds of up to $100,000 may be sent by wire or check. A check will be mailed to the exact name(s) and address on the account.

■ To place your request with a representative at John Hancock funds, call Customer Service between 8:30 a.m. and 5:00 p.m. Eastern Time on most business days or your financial representative.

■ Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

■ Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (“EFT”)
■ Requests by letter to sell any amount. ■ Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).
■ To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

■ Amounts of $5 million or more will be wired on the next business day.

■ Amounts up to $100,000 may be sent by EFT, wire or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
■ Sales of any amount.	■ Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Customer Service.
■ You may only exchange for shares of other Institutional funds, Class I share or Money Market Class A shares.
■ Call your financial representative or Customer Service to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-587-1897	1-800-972-8696

8 YOUR ACCOUNT

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■	your address of record has changed within the past 30 days;
■	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);
■	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or
■	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).
■ Letter of instruction.

■ On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

■ Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts.
■ Letter of instruction.

■ Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/ organization certification form.

■ On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

■ Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts.
■ Letter of instruction.

■ On the letter, the signature(s) of the trustee(s).

■ Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

■ Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).	■ Letter of instruction signed by surviving tenant. ■ Copy of death certificate. ■ Medallion signature guarantee, if applicable (see above). ■ Inheritance tax waiver (if applicable).

Executors of shareholder estates.
■ Letter of instruction signed by executor.

■ Copy of order appointing executor, certified within the past 12 months.

■ Medallion signature guarantee, if applicable (see above).

■ Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above.	■ Call Customer Service for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-587-1897	1-800-972-8696

YOUR ACCOUNT 9

Transaction policies

Valuation of shares

The NAV per share is determined for each fund and class as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time) on each business day that the New York Stock Exchange is open. Securities held by a fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by a fund are valued at fair value as determined in good faith by the Board of Trustees of JHF II. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by a fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of a fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, a fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by a fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of a fund’s shares reflects the value of a fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if a fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class or Money Market Fund Class A, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into the fund’s shares. The fund may change or cancel its exchange policies at any time, upon 60 days’ notice to its shareholders.

Under certain circumstances, an investor who purchases Class I Shares in the Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the Fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason

10 YOUR ACCOUNT

and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the

YOUR ACCOUNT 11

line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows

■	after every transaction (except a dividend reinvestment) that affects your account balance
■	after any changes of name or residential address of the registered owner(s)
■	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

12 YOUR ACCOUNT

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the fund holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable calendar quarter end.

YOUR ACCOUNT 13

 Risks of investing in the Fund

Risks of investing in certain types of securities
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Value investing risk. Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

High portfolio turnover risk
A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Issuer risk
An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

14 RISKS OF INVESTING IN THE FUND

Liquidity risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

RISKS OF INVESTING IN THE FUND 15

 Fund details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Fund.

The Trustees have the power to change the investment goal of the Fund without shareholder approval.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule

The Fund pays the Adviser a management fee for its services to the Fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the Fund (together with the assets of the Optimized Value Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the Fund.

	First	Next	Excess over
	$500 million	$500 million	$1 billion

Aggregate Net Assets of the Fund and Optimized Value Trust	0.700%	0.650%	0.600%

16 FUND DETAILS

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Fund and retains and compensates an investment subadviser to manage the assets of the Fund. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Fund are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Fund. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. As of August 31, 2007, MFC Global (U.S.A.) and its affiliates had total assets under management of approximately $217 billion.

The subadviser is compensated by the Adviser, and not by the Fund.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the annual report to shareholders for the period ended August 31, 2007.

FUND DETAILS 17

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any. The Fund is managed by a team of portfolio managers. Each member of the team shares an equal amount of day-to-day management and responsibility of the Fund.

Noman Ali
(since 2007), portfolio management team member
— Assistant Vice President and a Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1999

Rhonda Chang
(since 2007), portfolio management team member
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1994

Chris Hensen
(since 2007), portfolio management team member
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1995

Brett Hryb
(since 2007), portfolio management team member
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1993

Harpreet Singh
(since 2007), leader of portfolio management team
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 2000

Financial highlights

This section normally details the performance of the Fund’s share class. Because the Fund has not yet commenced operations, there are no financial highlights to report.

18 FUND DETAILS

Appendix

Related Performance Information for the Optimized Value Fund

Historical Performance of the Quantitative Value Trust and MFC Global Investment Management (U.S.A.) Limited U.S. Large Cap Value Equity Composite

The Optimized Value Fund (the “Fund”), formerly the Quantitative Value Fund, is a series of John Hancock Funds II that commenced operations on October 15, 2005. The Fund is subadvised by the same investment adviser, MFC Global Investment Management (U.S.A.) (“MFC Global (U.S.A.)”) as the Quantitative Value Trust (the “QV Trust”), a registered series of John Hancock Trust, and has the same portfolio manager(s) and is managed with substantially similar investment objectives, policies and strategies as the QV Trust and the U.S. Large Cap Value Equity Composite (the “Composite”). The Composite is comprised of two registered investment companies, the Fund and QV Trust, and one separate account, all of which have substantially similar investment objectives, policies and strategies. The performance presented in the Composite has been generated on a performance asset weighted basis and includes the reinvestment of dividends and interest.

This Appendix presents historical performance information for the Series I shares of the QV Trust and the Composite as a whole. Because of the similarities among the Fund, QV Trust and the Composite, this information may help provide an indication of the Fund’s risks by showing how a similar fund and Composite have performed historically. The performance of the QV Trust and Composite, however, is not the performance of the Fund, and you should not assume that the Fund will have the same performance as the QV Trust and/or the Composite. The performance of the Fund may be greater or less than the performance of the QV Trust and/or the Composite due to, among other things, the number of the holdings in and composition of the portfolio in the Fund, as well as the asset size and cash flow differences among the Fund, QV Trust and Composite.

Performance information — bar charts and tables — are presented on the following page for the QV Trust and Composite. The bar charts show how the QV Trust and Composite’s total return has varied year-to-year, and the tables show average annual returns for the periods ended September 30, 2007 and since inception (as compared with a broad-based market index for reference). The past performance of the QV Trust and the Composite has been calculated net of expenses. All figures assume dividend reinvestment.

The past performance of the QV Trust and Composite is no guarantee of future results in managing the Fund. The information in this Appendix does not represent the performance of the Fund or any predecessor to it and is no indication of how it would have performed in the past or would have performed in the future.

The Series I shares of the QV Trust have similar total operating fees and expenses to the Fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

APPENDIX 19

JHT Quantitative Value Trust & MFC Global Investment Management (U.S.A.) Limited U.S. Large Cap Value Equity Composite

Corresponding to: Optimized Value Fund

Net assets of JHT Quantitative Value Trust as of 9-30-07: $1,161,616

JHT Quantitative Value Trust (Series I) total returns:
Series I: 3Q ’07, −0.80%
Best quarter: 4Q ’06, 7.55%
Worst quarter: 1Q ’05, −0.34%

Russell 1000 Value Index: Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

 Series I Calendar year total returns

 JHT Quantitative Value Trust average annual total returns for period ending 9-30-07

			Since
	1 year	3 year	inception

Series I (5-3-04)	12.53%	15.44%	15.27%

Russell 1000 Value Index	14.45%	15.25%	14.93%

Net assets of U.S. Large Cap Value Equity Composite as of 9-30-07: $1,631,439,410

U.S. Large Cap Value Equity Composite total returns:
Composite: 3Q ’07, −0.80%
Best quarter: 2Q ’03, 17.15%
Worst quarter: 3Q ’02, −16.78%

 Composite Calendar year total returns

 U.S. Large Cap Value Equity Composite annual total returns for period ending 9-30-07

				Since
	1 year	3 year	5 year	inception

Composite (1-1-01)	12.67%	15.74%	19.01%	8.25%

Russell 1000 Value Index	14.45%	15.25%	18.07%	7.95%

20 APPENDIX

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC 326IPN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Quantitative All Cap Fund

CLASS A, CLASS B AND CLASS C SHARES

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

The John Hancock Quantitative All Cap Fund (the “Fund”) is a series of John Hancock Funds II (“JHF II”).

This prospectus relates to the Class A, B and C shares of the Fund. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Fund, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Fund, be sure to read all risk disclosure carefully before investing.

 Quantitative All Cap Fund

Goal and strategy

GOAL: The Fund seeks long-term growth of capital.

STRATEGY: To pursue this goal, the Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of U.S. companies.

The Fund will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”), the Fund’s subadviser, ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data.) The subadviser will then use fundamental analysis to identify large-, mid- and small-cap companies with strong industry positions, leading market shares, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the Fund’s portfolio.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objective of the Fund and as permitted by applicable securities legislation: buying futures and S&P Depository Receipts. Such use would include the hedging of significant cash flows into or out of the Fund.

The Fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under “Hedging and Other Strategic Transactions” in the Statement of Additional Information (“SAI”).

In abnormal market conditions, the Fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the Fund might not achieve its investment goal.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Past performance

This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

4

Principal risks

The principal risks of investing in the Fund that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of investing in the Fund.”

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk
■	High portfolio turnover risk
■	Medium and smaller company risk

FUND CODES

Class A
Ticker	—
CUSIP	47803X214

Class B
Ticker	—
CUSIP	47803X198

Class C
Ticker	—
CUSIP	47803X180

Your expenses

Operating expenses are paid from the Fund’s assets and therefore are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	0.00%	0.00%

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	0.00%[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee	0.71%	0.71%	0.71%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	1.02%	1.01%	1.01%

Total Fund operating expenses	2.03%	2.72%	2.72%

Contractual expense reimbursement (at least until 12-31-08)[4]	0.93%	0.92%	0.92%

Net Fund operating expenses	1.10%	1.80%	1.80%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$607	$1,019	$1,457	$2,670

Class B – with redemption	$683	$1,057	$1,558	$2,817

Class B – without redemption	$183	$757	$1,358	$2,817

Class C – with redemption	$283	$757	$1,358	$2,984

Class C – without redemption	$183	$757	$1,358	$2,984

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Adviser has contractually agreed to waive advisory fees or reimburse for certain other Fund expenses so that total Fund operating expenses do not exceed 1.30% for Class A, 2.00% for Class B and 2.00% for Class C of the average annual net assets attributable to the respective classes. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until termination by the Adviser on notice to JHF II.

 5

 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

■	A front-end sales charge, as described in the section “How sales charges are calculated.”
■	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

■	No front-end sales charge; all your money goes to work for you right away.
■	Distribution and service (Rule 12b-1) fees of 1.00%.
■	A contingent deferred sales charge (“CDSC”), as described in the section “How sales charges are calculated.”
■	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

■	No front-end sales charge; all your money goes to work for you right away.
■	Distribution and service (Rule 12b-1) fees of 1.00%.
■	A 1.00% CDSC on shares sold within one year of purchase.
■	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (“Signature Services”), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formally the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

Rollover Program Compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or John Hancock custodial ROTH IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds [0.15% for the John Hancock Money Market Fund]

6 YOUR ACCOUNT

under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. A John Hancock insurance company may also pay the third party administrator for the plan a one time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, all Class R shares or Class I shares of any John Hancock fund. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock fund held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds’ Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C

Shares are offered at their NAV per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

■	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
■	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock

YOUR ACCOUNT 7

funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.

■	Combination Privilege — lets you combine classes of shares of all John Hancock funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

■	to make payments through certain systematic withdrawal plans
■	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs
■	redemptions pursuant to a fund’s right to liquidate an account less than $1,000
■	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock
■	to make certain distributions from a retirement plan
■	because of shareholder death or disability

To utilize a waiver you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock retail fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

■	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
■	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the Distributor
■	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)
■	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA
■	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a ROTH IRA
■	individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted
■	participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)
■	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs
■	participants in certain retirement plans with at least 100 eligible employees (one year CDSC applies) and that are currently invested in Class A shares of John Hancock funds
■	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

■	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” for additional details)
■	dividend reinvestments (see “Dividends and account policies” for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

■	non-retirement account: $1,000

■	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

■	group investments: $250

8 YOUR ACCOUNT

■	Monthly Automatic Accumulation Plan (“MAAP”): $25 to open; you must invest at least $25 a month

■	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

YOUR ACCOUNT 9

Buying shares

Opening an account	Adding to an account

By check
■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the name(s), your share class, your account number and the name(s) in which the account is registered.

■ Deliver the check and your investment slip or note to your financial representative or mail them to Signature Service (address below).

By exchange
■ Call your financial representative or Customer Service to request an exchange.	■ Log on to the Web site below to process exchanges between funds. ■ Call EASI-Line for automated service. ■ Call your financial representative or Customer Service to request an exchange.

By wire
■ Deliver your completed application to your financial representative or mail it to Signature Services.

■ Obtain your account number by calling your financial representative or Customer Service.

■ Obtain your wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the Automated Clearing House (“ACH”) system.

■ Complete the “Bank Information” section on your account application.

■ Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the ACH system.

■ Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

■ Call EASI-LINE for automated service.

■ Call Customer Service between 8:00 a.m. and 7:00 p.m. Eastern time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

10 YOUR ACCOUNT

Selling shares

To sell some or all of your shares

By letter
■ Accounts of any type. ■ Sales of any amount.
■ Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■ Include all signatures and any additional documents that may be required (see next page).

■ Mail the materials to Signature Services.

■ A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
■ Most accounts. ■ Sales of up to $100,000.	■ Log on to the Web site below to initiate redemptions from your fund.

By phone
■ Most accounts. ■ Sales of up to $100,000.	■ Call EASI-Line for automated service. ■ Call our financial representative or call Customer Service between 8 a.m. and 7 p.m. Eastern Time on most business days.

By wire or electronic funds transfer (“EFT”)
■ Requests by letter to sell any amount. ■ Requests by Internet or phone to sell up to $100,000.
■ To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

■ Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

■ Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
■ Accounts of any type. ■ Sales of any amount.
■ Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Customer Service.

■ Log on to the Web site below to process exchanges between your funds.

■ Call EASI-Line for automated service.

■ Call your financial representative or Customer Service to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

YOUR ACCOUNT 11

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■	your address of record has changed within the past 30 days;
■	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock; or
■	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions (if authorized under state law) and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
■ Letter of instruction.

■ On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

■ Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
■ Letter of instruction.

■ Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

■ On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

■ Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
■ Letter of instruction.

■ On the letter, the signature(s) of the trustee(s).

■ Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

■ Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	■ Letter of instruction signed by surviving tenant. ■ Copy of death certificate. ■ Medallion signature guarantee, if applicable (see above). ■ Inheritance tax waiver (if applicable).

Executors of shareholder estates
■ Letter of instruction signed by executor.

■ Copy of order appointing executor, certified within the past 12 months.

■ Medallion signature guarantee, if applicable (see above).

■ Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	■ Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

12 YOUR ACCOUNT

Transaction policies

Valuation of shares

The NAV per share is determined for each fund and class as of the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time) on each business day that the New York Stock Exchange is open. Securities held by a fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by a fund are valued at fair value as determined in good faith by the Board of Trustees of JHF II. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by a fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of a fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, a fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by a fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of a fund’s shares reflects the value of a fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if a fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the

YOUR ACCOUNT 13

purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to

14 YOUR ACCOUNT

benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows

■	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

■	after any changes of name or residential address of the registered owner(s)

■	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

Additional investor services

Monthly automatic accumulation Program (“MAAP”)

MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

■	Complete the appropriate parts of your account application.
■	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

YOUR ACCOUNT 15

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

■	Make sure you have at least $5,000 worth of shares in your account.
■	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
■	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
■	Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
■	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Restrictions on 403(b)(7) Plans Accounts

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the fund holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable calendar quarter end.

16 YOUR ACCOUNT

 Risks of investing in the Fund

Risks of investing in certain types of securities
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active management risk

Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the counter (“OTC”) derivatives contract, see “Hedging, derivatives, and other strategic transactions,” or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Fixed income securities risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest

RISKS OF INVESTING IN THE FUND 17

in lower rated fixed income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities Risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

18 RISKS OF INVESTING IN THE FUND

Hedging, derivatives and other strategic transactions risk
The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other Strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the Statement of Additional Information.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

High portfolio turnover risk
A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

RISKS OF INVESTING IN THE FUND 19

 Fund details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Fund.

The Trustees have the power to change the investment goal of the Fund without shareholder approval.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule
The Fund pays the Adviser a management fee for its services to the Fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the Fund (together with the assets of the Quantitative All Cap Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the Fund.

	First	Excess over
	$50 million	$50 million

Aggregate Net Assets of the Fund and Quantitative All Cap Trust	0.750%	0.700%

Effective April 25, 2008, or the effective date of the merger of the Growth & Income Trust into the Quantitative All Cap Trust, each a series of John Hancock Trust, if that date is later, the advisory fee for the Quantitative All Cap Fund will be reduced to 0.675% of the first $2.5 billion of aggregate net assets and 0.650% in excess over $2.5 billion of aggregate net assets.

20 FUND DETAILS

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Fund and retains and compensates an investment subadviser to manage the assets of the Fund. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Fund are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Fund. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. As of August 31, 2007, MFC Global (U.S.A.) and its affiliates had total assets under management of approximately $217 billion.

The subadviser is compensated by the Adviser, and not by the Fund.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the annual report to shareholders for the period ended August 31, 2007.

FUND DETAILS 21

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Chris Hensen
(since inception), co-portfolio manager
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1995

Brett Hryb
(since inception), co-portfolio manager
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1993

Harpreet Singh
(since inception), co-portfolio manager
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 2000

22 FUND DETAILS

Financial highlights

The financial highlights table below for the Fund is intended to help investors understand the financial performance of the Fund for the past five years (or since inception in the case of a Fund in operation for less than five years). The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The financial statements of the Fund as of August 31, 2007, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHF II’s financial statements, in JHF II’s annual report which has been incorporated by reference into the SAI and is available upon request.

Quantitative All Cap	PERIOD ENDED	PERIOD ENDED

CLASS A SHARES	8-31-07	8-31-06 [5]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.11	$10.00

Income (loss) from investment operations

Net investment income (loss)	0.09 [6,7]	0.02 [7]

Net realized and unrealized gain (loss) on investments	1.77	0.09

Total from investment operations	1.86	0.11

Less distributions

From net investment income	(0.05)	—

From net realized gain	(0.01)	—

From capital paid-in	—	—

Total distributions	(0.06)	—

Net asset value, end of period	$11.91	$10.11

Total return (%)	18.45 [1,2,3]	1.10 [1,2,8]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Net assets, end of period (in millions)	$1	$1

Ratio of net expenses to average net assets (%)	1.10	1.07 [9]

Ratio of gross expenses to average net assets (%)	2.03 [4]	5.94 [4,9]

Ratio of net investment income (loss) to average net assets (%)	0.76	1.70 [9]

Portfolio turnover (%)	148	21 [8]

CLASS B SHARES	8-31-07	8-31-06 [5]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.11	$10.00

Income (loss) from investment operations

Net investment income (loss)	0.01 [6,7]	0.01 [7]

Net realized and unrealized gain (loss) on investments	1.76	0.10

Total from investment operations	1.77	0.11

Less distributions

From net investment income	(0.01)	—

From net realized gain	(0.01)	—

From capital paid-in	—	—

Total distributions	(0.02)	—

Net asset value, end of period	$11.86	$10.11

Total return (%)	17.57 [1,2,3]	1.10 [1,2,8]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Net assets, end of period (in millions)	$1	$1

Ratio of net expenses to average net assets (%)	1.80	1.75 [9]

Ratio of gross expenses to average net assets (%)	2.72 [4]	6.63 [4,9]

Ratio of net investment income (loss) to average net assets (%)	0.06	1.02 [9]

Portfolio turnover (%)	148	21 [8]

FUND DETAILS 23

Quantitative All Cap	PERIOD ENDED	PERIOD ENDED

CLASS C SHARES	8-31-07	8-31-06 [5]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.11	$10.00

Income (loss) from investment operations

Net investment income (loss)	0.01 [7,6]	0.01 [7]

Net realized and unrealized gain (loss) on investments	1.76	0.10

Total from investment operations	1.77	0.11

Less distributions

From net investment income	(0.01)	—

From net realized gain	(0.01)	—

From capital paid-in	—	—

Total distributions	(0.02)	—

Net asset value, end of period	$11.86	$10.11

Total return (%)	17.57 [1,2,3]	1.10 [1,8]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Net assets, end of period (in millions)	$1	$1

Ratio of net expenses to average net assets (%)	1.80	1.75 [9]

Ratio of gross expenses to average net assets (%)	2.72 [4]	6.63 [4,9]

Ratio of net investment income (loss) to average net assets (%)	0.06	1.02 [9]

Portfolio turnover (%)	148	21 [8]

1	Assumes dividend reinvestment and does not reflect the effect of sales charges.

2	Total returns would have been lower had certain expenses not been reduced during the periods shown.

3	Assumes dividend reinvestment.

4	Does not take into consideration expense reductions during the period shown.

5	Class A, Class B, Class C and Class I shares began operations on 7-28-06.

6	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

7	Based on the average of the shares outstanding.

8	Not annualized.

9	Annualized.

		Percentage of
	Per share	average net assets

Class A	$0.02	0.22%
Class B	$0.02	0.22%
Class C	$0.02	0.22%

24 FUND DETAILS

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC  300PN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Quantitative All Cap Fund

CLASS I SHARES

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

The John Hancock Quantitative All Cap Fund (the “Fund”) is a series of John Hancock Funds II (“JHF II”).

This prospectus relates to the Institutional Class I shares of the Fund. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Fund, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Fund, be sure to read all risk disclosure carefully before investing.

 Quantitative All Cap Fund

Goal and strategy

GOAL: The Fund seeks long-term growth of capital.

STRATEGY: To pursue this goal, the Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of U.S. companies.

The Fund will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”), the Fund’s subadviser, ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data.) The subadviser will then use fundamental analysis to identify large-, mid- and small-cap companies with strong industry positions, leading market shares, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the Fund’s portfolio.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objective of the Fund and as permitted by applicable securities legislation: buying futures and S&P Depository Receipts. Such use would include the hedging of significant cash flows into or out of the Fund.

The Fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under “Hedging and Other Strategic Transactions” in the Statement of Additional Information (“SAI”).

In abnormal market conditions, the Fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the Fund might not achieve its investment goal.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Past performance

This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

4 FUND

Principal risks

The principal risks of investing in the Fund that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of investing in the Fund.”

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed-income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk
■	High portfolio turnover risk
■	Medium and smaller company risk

FUND CODES

Class I
Ticker	—
CUSIP	47803X172

Your expenses

Operating expenses are paid from the Fund’s assets and therefore are paid by shareholders indirectly.

Annual operating expenses	Class I

Management fee	0.71%

Other expenses	1.02%

Total Fund operating expenses	1.73%

Contractual expense reimbursement (at least until 12-31-08)[1]	0.93%

Net Fund operating expenses	0.80%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class I	$82	$454	$851	$1,964

1	The Adviser has contractually agreed to waive advisory fees or reimburse for certain other Fund expenses so that total Fund operating expenses do not exceed 0.85% for Class I average annual net assets. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until termination by the Adviser on notice to JHF II.

FUND 5

 Your account

Who can buy Class I shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares, See “Opening an account:”

■	Retirement and other benefit plans
■	Endowment funds and foundations
■	Any state, county or city, or its instrumentality, department, authority or agency
■	Accounts registered to insurance companies, trust companies and bank trust departments
■	Investment companies, both affiliated and not affiliated with the Adviser
■	Investors who participate in fee-based, wrap and other investment platform programs
■	Any entity that is considered a corporation for tax purposes
■	Fund trustees and other individuals who are affiliated with the fund or other John Hancock funds

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy Class I shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (“Signature Services”), the fund’s transfer agent, at 1-888-972-8696.

5	Make your initial investment using the table “Buying shares.”

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC (the “Distributor”) may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

6 YOUR ACCOUNT

Buying shares

Opening an account	Adding to an account

By check
■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the Portfolio name(s), your share class, your account number and the name(s) in which the account is registered.

■ Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Customer Service to request an exchange.	■ Call your financial representative or Customer Service to request an exchange.
■ You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.	■ You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.

By wire
■ Deliver your completed application to your financial representative or mail it to Signature Services.

■ Obtain your account number by calling your financial representative or Customer Service.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the Portfolio name(s), your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
See “By exchange” and “By wire.”	■ Verify that your bank or credit union is a member of the ACH system.
■ Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.
■ Call Customer Service between 8:30 a.m. and 5:00 p.m. Eastern Time on most business days to verify that these features are in place on your account.
■ Call your financial representative or Customer Service with the fund name(s), your share class, your account number, the name(s) in which the account is registered and the amount of your investment.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-587-1897	1-800-972-8696

YOUR ACCOUNT 7

Selling shares

To sell some or all of your shares

By letter
■ Sales of any amount.
■ Write a letter of instruction indicating the fund name, your account number, your share class, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■ Include all signatures and any additional documents that may be required (see next page).
■ Mail the materials to Signature Services.
■ A check or wire will be sent according to your letter of instruction.
■ Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By phone
Amounts up to $100,000:
■ Most accounts.

Amounts up to $5 million:
■ Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 4039(b) plans and all John Hancock custodial retirement accounts).

■ Redemption proceeds of up to $100,000 may be sent by wire or check. A check will be mailed to the exact name(s) and address on the account.

■ To place your request with a representative at John Hancock funds, call Customer Service between 8:30 a.m. and 5:00 p.m. Eastern Time on most business days or your financial representative.

■ Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

■ Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (“EFT”)
■ Requests by letter to sell any amount. ■ Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).
■ To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

■ Amounts of $5 million or more will be wired on the next business day.

■ Amounts up to $100,000 may be sent by EFT, wire or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
■ Sales of any amount.	■ Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Customer Service.
■ You may only exchange for shares of other Institutional funds, Class I share or Money Market Class A shares.
■ Call your financial representative or Customer Service to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-587-1897	1-800-972-8696

8 YOUR ACCOUNT

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■	your address of record has changed within the past 30 days;
■	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);
■	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or
■	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).
■ Letter of instruction.

■ On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

■ Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts.
■ Letter of instruction.

■ Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/ organization certification form.

■ On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

■ Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts.
■ Letter of instruction.

■ On the letter, the signature(s) of the trustee(s).

■ Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

■ Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).	■ Letter of instruction signed by surviving tenant. ■ Copy of death certificate. ■ Medallion signature guarantee, if applicable (see above). ■ Inheritance tax waiver (if applicable).

Executors of shareholder estates.
■ Letter of instruction signed by executor.

■ Copy of order appointing executor, certified within the past 12 months.

■ Medallion signature guarantee, if applicable (see above).

■ Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above.	■ Call Customer Service for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-587-1897	1-800-972-8696

YOUR ACCOUNT 9

Transaction policies

Valuation of shares

The NAV per share is determined for each fund and class as of the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time) on each business day that the New York Stock Exchange is open. Securities held by a fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by a fund are valued at fair value as determined in good faith by the Board of Trustees of JHF II. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by a fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of a fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, a fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by a fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of a fund’s shares reflects the value of a fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if a fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class or Money Market Fund Class A, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into the fund’s shares. The fund may change or cancel its exchange policies at any time, upon 60 days’ notice to its shareholders.

Under certain circumstances, an investor who purchases Class I Shares in the Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the Fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason

10 YOUR ACCOUNT

and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the

YOUR ACCOUNT 11

line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or residential address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or contingent deferred sales charge will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

12 YOUR ACCOUNT

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the fund holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable calendar quarter end.

YOUR ACCOUNT 13

 Risks of investing in the Fund

Risks of investing in certain types of securities
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the counter (“OTC”) derivatives contract, see “Hedging, derivatives, and other strategic transactions,” or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Fixed income securities risk
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

14 YOUR ACCOUNT

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

■	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
■	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
■	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
■	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

YOUR ACCOUNT 15

Hedging, derivatives and other strategic transactions risk
The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other Strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the Statement of Additional Information.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

High portfolio turnover risk
A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

16 YOUR ACCOUNT

 Fund details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Fund.

The Trustees have the power to change the investment goal of the Fund without shareholder approval.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule

The Fund pays the Adviser a management fee for its services to the Fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the Fund (together with the assets of the Quantitative All Cap Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the Fund.

	First	Excess over
	$50 million	$50 million

Aggregate Net Assets of the Fund and Quantitative All Cap Trust	0.750%	0.700%

Effective April 25, 2008, or the effective date of the merger of the Growth & Income Trust into the Quantitative All Cap Trust, each a series of John Hancock Trust, if that date is later, the advisory fee for the Quantitative All Cap Fund will be reduced to 0.675% of the first $2.5 billion of aggregate net assets and 0.650% in excess over $2.5 billion of aggregate net assets.

FUND DETAILS 17

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Fund and retains and compensates an investment subadviser to manage the assets of the Fund. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Fund are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Fund. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. As of August 31, 2007, MFC Global (U.S.A.) and its affiliates had total assets under management of approximately $217 billion.

The subadviser is compensated by the Adviser, and not by the Fund.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the annual report to shareholders for the period ended August 31, 2007.

18 FUND DETAILS

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Chris Hensen
(since inception), co-portfolio manager
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1995

Brett Hryb
(since inception), co-portfolio manager
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1993

Harpreet Singh
(since inception), co-portfolio manager
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 2000.

FUND DETAILS 19

Financial highlights

The financial highlights table below for the Fund is intended to help investors understand the financial performance of the Fund for the past five years (or since inception in the case of a Fund in operation for less than five years). The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The financial statements of the Fund as of August 31, 2007, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHF II’s financial statements, in JHF II’s annual report which has been incorporated by reference into the SAI and is available upon request.

Quantitative All Cap	PERIOD ENDED	PERIOD ENDED

CLASS I SHARES	8-31-07	8-31-06 [10]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.12	$10.00

Income (loss) from investment operations

Net investment income (loss)	0.12 [7,11]	0.02 [7]

Net realized and unrealized gain (loss) on investments	1.76	0.10

Total from investment operations	1.88	0.12

Less distributions

From net investment income	(0.06)	—

From net realized gain	(0.01)	—

From capital paid-in	—	—

Total distributions	(0.07)	—

Net asset value, end of period	$11.93	$10.12

Total return (%)	18.70 [1,2,6]	1.20 [1,2,8]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Net assets, end of period (in millions)	$2	$1

Ratio of net expenses to average net assets (%)	0.80	0.78 [9]

Ratio of gross expenses to average net assets (%)	1.73 [4]	5.66 [4,9]

Ratio of net investment income (loss) to average net assets (%)	1.06	1.99 [9]

Portfolio turnover (%)	148	21 [8]

1	Assumes dividend reinvestment and does not reflect the effect of sales charges.

2	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Does not take into consideration expense reductions during the period shown.

6	Assumes dividend reinvestment.

7	Based on the average of the shares outstanding.

8	Not annualized.

9	Annualized.

10	Class A, Class B, Class C and Class I shares began operations on 7-28-06.

11	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

		Percentage of
	Per share	average net assets

Class I	$0.03	0.22%

20 FUND DETAILS

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail:
John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC     30IPN     12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

JOHN HANCOCK FUNDS II
CLASS NAV SHARES

ACTIVE BOND FUND
ALL CAP CORE FUND
ALL CAP GROWTH FUND
ALL CAP VALUE FUND
BLUE CHIP GROWTH FUND
CAPITAL APPRECIATION FUND
CORE ALLOCATION PLUS FUND
CORE BOND FUND
CORE EQUITY FUND
DYNAMIC GROWTH FUND
EMERGING GROWTH FUND
EMERGING MARKETS VALUE FUND
EMERGING SMALL COMPANY FUND
EQUITY-INCOME FUND
FLOATING RATE INCOME FUND
FUNDAMENTAL VALUE FUND
GLOBAL ALLOCATION FUND
GLOBAL BOND FUND
GLOBAL FUND
GLOBAL REAL ESTATE FUND
HIGH INCOME FUND
HIGH YIELD FUND
INCOME FUND

INDEX 500 FUND
INTERNATIONAL EQUITY INDEX FUND
INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL SMALL CAP FUND
INTERNATIONAL SMALL COMPANY FUND
INTERNATIONAL VALUE FUND
INVESTMENT QUALITY BOND FUND
LARGE CAP FUND
LARGE CAP VALUE FUND
MID CAP INDEX FUND
MID CAP INTERSECTION FUND
MID CAP STOCK FUND
MID CAP VALUE EQUITY FUND
MID CAP VALUE FUND
MONEY MARKET FUND
NATURAL RESOURCES FUND
OPTIMIZED VALUE FUND (previously known as Quantitative Value Fund)
QUANTITATIVE ALL CAP FUND
QUANTITATIVE MID CAP FUND
REAL ESTATE EQUITY FUND
REAL ESTATE SECURITIES FUND
REAL RETURN BOND FUND
SCIENCE & TECHNOLOGY FUND

SMALL CAP FUND
SMALL CAP GROWTH FUND
SMALL CAP INDEX FUND
SMALL CAP OPPORTUNITIES FUND
SMALL CAP VALUE FUND
SMALL COMPANY FUND
SMALL COMPANY GROWTH FUND
SMALL COMPANY VALUE FUND
SPECTRUM INCOME FUND
STRATEGIC BOND FUND
STRATEGIC INCOME FUND
TOTAL BOND MARKET FUND
TOTAL RETURN FUND
TOTAL STOCK MARKET INDEX FUND
U.S. GLOBAL LEADERS GROWTH FUND
U.S. GOVERNMENT SECURITIES FUND
U.S. HIGH YIELD BOND FUND
U.S. MULTI-SECTOR FUND
VALUE FUND
VALUE & RESTRUCTURING FUND
VISTA FUND

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by John Hancock Funds II (“JHF II”), the adviser or any subadvisers to JHF II or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHF II in any state where such offer or sale would be prohibited.

Prospectus dated 12.31.2007

OVERVIEW
JOHN HANCOCK FUNDS II

John Hancock Funds II (“JHF II”) is a series trust which is comprised of separate investment funds, (each a “Fund”, and collectively the “Funds”). The Funds of JHF II offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, the Funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

This prospectus relates to the Class NAV shares of the Funds listed above. Class NAV shares are sold to the Lifestyle Portfolios, Lifecycle Portfolios and Absolute Return Portfolio (each a “Portfolio” and collectively the “Portfolios”), which are other funds of the JHF II, and to certain institutional investors.

Investment Management

John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHF II, the Funds and Portfolios. The Adviser administers the business and affairs of JHF II and retains and compensates the investment subadvisers which manage the assets of the Funds and Portfolios. The subadvisers formulate a continuous investment program for the Funds and Portfolios, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended, or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Fund Information:

1.	Fees and Expenses for Each Fund

JHF II may issue the Class NAV Shares. The table below describes the fees and expenses for Class NAV Shares of each Fund offered through this Prospectus. Class NAV shares do not charge a sales load or surrender fee and are not subject to any Rule 12b-1 distribution and service fees.

Fund Annual Expenses

Expense information for series in existence during fiscal year ended August 31, 2007 is based on expenses incurred during that fiscal year. For new series, expense information is based on the estimated amounts for the current fiscal year.

			Total Fund
	Management	Other	Annual
NAV Class	Fee	Expenses	Expense
Active Bond Fund	0.60%	0.08%	0.68%

All Cap Core Fund	0.77%	0.06%	0.83%

All Cap Growth Fund	0.85%	0.07%	0.92%

All Cap Value Fund	0.82%	0.06%	0.88%

Blue Chip Growth Fund[1]	0.81%	0.03%	0.84%

Capital Appreciation Fund	0.73%	0.03%	0.76%

Core Allocation Plus Fund	0.92%	0.14%	1.06%

Core Bond Fund	0.65%	0.12%	0.77%

Core Equity Fund	0.78%	0.03%	0.81%

Dynamic Growth Fund	0.95%	0.10%	1.05%

Emerging Growth Fund	0.80%	0.03%	0.83%

Emerging Markets Value Fund	0.96%	0.14%	1.10%

Emerging Small Company Fund	0.97%	0.05%	1.02%

Equity-Income Fund[1]	0.81%	0.03%	0.84%

Floating Rate Income Fund	0.70%	0.07%	0.77%

Fundamental Value Fund	0.76%	0.04%	0.80%

Global Allocation Fund	0.85%	0.15%	1.00%

Global Bond Fund	0.70%	0.11%	0.81%

Global Fund	0.85%	0.15%	1.00%

Global Real Estate Fund	0.94%	0.14%	1.08%

High Income Fund	0.68%	0.05%	0.73%

1

			Total Fund
	Management	Other	Annual
NAV Class	Fee	Expenses	Expense
High Yield Fund	0.66%	0.04%	0.70%

Income Fund	0.81%	0.08%	0.89%

Index 500 Fund[6]	0.46%	0.05%	0.51%

International Equity Index Fund[4,9]	0.53%	0.04%	0.57%

International Opportunities Fund	0.87%	0.12%	0.99%

International Small Cap Fund	0.91%	0.20%	1.11%

International Small Company Fund[2]	0.96%	0.13%	1.09%

International Value Fund[3]	0.80%	0.13%	0.93%

Investment Quality Bond Fund	0.59%	0.14%	0.73%

Large Cap Fund[9]	0.72%	0.05%	0.77%

Large Cap Value Fund	0.81%	0.05%	0.86%

Mid Cap Index Fund[4]	0.47%	0.04%	0.51%

Mid Cap Intersection Fund	0.87%	0.07%	0.94%

Mid Cap Stock Fund	0.84%	0.04%	0.88%

Mid Cap Value Equity Fund	0.87%	0.07%	0.94%

Mid Cap Value Fund	0.86%	0.05%	0.91%

Money Market Fund	0.48%	0.10%	0.58%

Natural Resources Fund	1.00%	0.09%	1.09%

Optimized Value Fund	0.66%	0.03%	0.69%

Quantitative All Cap Fund[8]	0.71%	0.09%	0.80%

Quantitative Mid Cap Fund[9]	0.74%	0.08%	0.82%

Real Estate Equity Fund[1]	0.86%	0.04%	0.90%

Real Estate Securities Fund	0.70%	0.05%	0.75%

Real Return Bond Fund	0.69%	0.05%	0.74%

Science & Technology Fund[1]	1.05%	0.10%	1.15%

Small Cap Fund[9]	0.85%	0.06%	0.91%

Small Cap Growth Fund	1.07%	0.10%	1.17%

Small Cap Index Fund[4]	0.48%	0.06%	0.54%

Small Cap Opportunities Fund	0.99%	0.05%	1.04%

Small Cap Value Fund	1.07%	0.10%	1.17%

Small Company Fund	1.04%	0.16%	1.20%

Small Company Growth Fund	1.04%	0.07%	1.11%

Small Company Value Fund[1]	1.02%	0.04%	1.06%

Spectrum Income Fund[1]	0.74%	0.14%	0.88%

Strategic Bond Fund	0.67%	0.09%	0.76%

Strategic Income Fund	0.70%	0.08%	0.78%

Total Bond Market Fund[5]	0.49%	0.07%	0.56%

Total Return Fund	0.70%	0.08%	0.78%

Total Stock Market Index Fund	0.49%	0.10%	0.59%

U.S. Global Leaders Growth Fund[10]	0.69%	0.03%	0.72%

U.S. Government Securities Fund	0.61%	0.10%	0.71%

U.S. High Yield Bond Fund	0.73%	0.06%	0.79%

U.S. Multi-Sector Fund	0.76%	0.04%	0.80%

Value Fund[7]	0.74%	0.25%	0.99%

Value & Restructuring Fund	0.82%	0.04%	0.86%

Vista Fund	0.89%	0.08%	0.97%

(1)T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee this waiver is based on the combined average daily net assets of the following funds that are managed by T. Rowe Price: for JHF II the Blue Chip Growth Fund, Equity-Income Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund, Real Estate Equity Fund; for John Hancock Trust the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust (collectively, the “T. Rowe Portfolios”). Only

2

that portion of the net assets of the Science & Technology Fund and the Science & Technology Trust that are managed by T. Rowe Price are included for purposes of determining the combined average daily net assets of the T. Rowe Portfolios. This waiver may be terminated at any time.
(2)The Advisory fees were changed during the previous fiscal year. Rates shown reflect these new advisory fees.
(3)The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for the Fund does not exceed 0.45% of the Fund’s average net assets. If such reimbursement were not reflected in the table, “Management fee” and “Total Fund Annual Expenses” would be, respectively, 0.82% and 0.95%. This reimbursement shall continue in effect until terminated by the Adviser on notice to JHF II.
(4)The Adviser has voluntarily agreed to reduce its advisory fee or make a payment to reimburse each Fund, in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds the expense limits set forth as a percentage of average net assets. These expense limits shall be as follows: 0.05% for the International Equity Index Fund and 0.075% for the Mid Cap Index Fund and Small Cap Index Fund. This expense reimbursement shall continue in effect until terminated by the Adviser on notice to JHF II.
(5)For the Total Bond Market Fund, the Adviser has contractually agreed to limit certain Other Expenses so that certain other Fund level expenses do not exceed 0.075%. If the Advisor did not limit expenses, Other Expenses would be 0.13% and Net Fund Operating Expenses would be 0.62%. This reimbursement shall continue in effect until December 31, 2008 and then after until terminated by the Adviser on notice to JHF
(6)For the Index 500 Fund, the Adviser has contractually agreed to limit certain Other Expenses so that certain other Fund level expenses do not exceed 0.05%. If the Advisor did not limit expenses, Other Expenses would be 0.12% and Net Fund Operating Expenses would be 0.58%. This reimbursement shall continue in effect until December 31, 2008 and then after until terminated by the Adviser on notice to JHF II.
(7)For the Value Fund, the Adviser has contractually agreed to limit certain Other Expenses so that certain other Fund level expenses do not exceed 0.25%. If the Advisor did not limit expenses, Other Expenses would be 0.66% and Net Fund Operating Expenses would be 1.40%. This reimbursement shall continue in effect until December 31, 2008 and then after until terminated by the Adviser on notice to JHF II.
(8)The Adviser has contractually agreed to reduce its advisory fee or make a payment to reimburse the Quantitative All Cap Fund in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds the 0.80% of the average net assets. This reimbursement shall continue in effect until December 31, 2008 and then after until terminated by the Adviser on notice to JHF II. Had the contractual agreement not been in place, other expense would have been 1.02% and Net Fund Operating expenses would have been 1.73%.
(9)The “Total Fund Annual expenses” include fees and expenses which are less than 0.01% that were incurred indirectly by the Portfolios as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an “Acquired Fund”). The Total annual expenses shown may not correlate to the Portfolio’s ration of expenses to average net assets shown in “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio’s current fiscal year.
(10)The Adviser has voluntarily agreed to reimburse for certain Fund level expenses (excluding Rule 12b-1 fees, Funds brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Funds business, and fees under any agreement or plans of the Funds dealing with services for shareholders and others with beneficial interests in shares of the Fund). The limit has been set for 0.72% for NAV Class and shall continue unless terminated by the Adviser.

3

Example of Expenses for Each Fund

The Example is intended to help an investor compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in a Fund for the time periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year, that a Fund’s operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Example does not reflect the expenses of any qualified plan that may use a Fund as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor’s actual expenses may be higher or lower, based on these assumptions the expenses would be:

NAV Class	1 year	3 year	5 year	10 year
Active Bond Fund	69	218	379	847

All Cap Core Fund	85	265	460	1025

All Cap Growth Fund	94	293	509	1131

All Cap Value Fund	90	281	488	1084

Blue Chip Growth Fund	86	268	466	1037

Capital Appreciation Fund	78	243	422	942

Core Allocation Plus Fund	108	337	585	1294

Core Bond Fund	79	246	428	954

Core Equity Fund	83	259	450	1002

Dynamic Growth Fund	101	334	579	1283

Emerging Growth Fund	85	265	460	1025

Emerging Markets Value Fund	112	350	606	1340

Emerging Small Company Fund	104	325	563	1248

Equity-Income Fund	86	268	466	1037

Floating Rate Income Fund	79	246	428	954

Fundamental Value Fund	82	255	444	990

Global Allocation Fund	102	318	552	1225

Global Bond Fund	83	259	450	1002

Global Fund	102	318	552	1225

Global Real Estate Fund	110	343	595	1317

High Income Fund	75	233	406	906

High Yield Fund	72	224	390	871

Income Fund	91	284	493	1096

Index 500 Fund	52	171	309	712

International Equity Index Fund	58	183	318	714

International Opportunities Fund	101	315	547	1213

International Small Cap Fund	113	353	612	1352

International Small Company Fund	111	347	601	1329

International Value Fund	95	301	524	1165

Investment Quality Bond Fund	75	233	406	906

Large Cap Fund	79	246	428	954

Large Cap Value Fund	88	274	477	1061

Mid Cap Index Fund	52	164	285	640

Mid Cap Intersection Fund	96	300	520	1155

Mid Cap Stock Fund	90	281	488	1084

Mid Cap Value Equity Fund	96	300	520	1155

Mid Cap Value Fund	93	290	504	1120

Money Market Fund	59	186	324	726

Natural Resources Fund	111	347	601	1329

Optimized Value Fund	70	221	384	859

Quantitative All Cap Fund	82	454	851	1964

Quantitative Mid Cap Fund	84	262	455	1014

Real Estate Equity Fund	92	287	498	1108

Real Estate Securities Fund	77	240	417	930

4

NAV Class	1 year	3 year	5 year	10 year
Real Return Bond Fund	76	237	411	918

Science & Technology Fund	117	365	633	1398

Small Cap Fund	93	290	504	1120

Small Cap Growth Fund	119	372	644	1420

Small Cap Index Fund	55	173	302	677

Small Cap Opportunities Fund	106	331	574	1271

Small Cap Value Fund	119	372	644	1,420

Small Company Fund	122	381	660	1455

Small Company Growth Fund	113	353	612	1352

Small Company Value Fund	108	337	585	1294

Spectrum Income Fund	90	281	488	1084

Strategic Bond Fund	78	243	422	942

Strategic Income Fund	80	249	433	966

Total Bond Market Fund	57	192	340	769

Total Return Fund	80	249	433	966

Total Stock Market Index Fund	60	189	329	738

U.S. Global Leaders Growth Fund	74	230	401	894

U.S. Government Securities Fund	73	227	395	883

U.S. High Yield Bond Fund	81	252	439	978

U.S. Multi-Sector Fund	82	255	444	990

Value Fund	101	403	727	1644

Value & Restructuring Fund	88	274	477	1061

Vista Fund	99	309	536	1190

2.	Investment Objectives and Strategies

Each Fund has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the Fund). There can be no assurance that a Fund will achieve its investment objective. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. See “Additional Information About the Funds’ Risks and Investment Policies”.

Temporary Defensive Investing.  Except as otherwise stated below in the description of a particular Fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each Fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of Funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions.  Except as otherwise stated below in the description of a particular Fund, each Fund is authorized to use all of the various investment strategies referred to under “Hedging, Derivatives and Other Strategic Transactions”. More complete descriptions of options, futures, currency and other derivative transactions that certain Funds may engage in are set forth in the Statement of Additional Information (the “SAI”).

More complete descriptions of the money market instruments and certain other instruments in which certain Funds may invest in are set forth in the SAI. A more complete description of the debt security ratings used by the JHF II assigned by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) is included in Appendix A of the SAI.

3.	Principal Risks of Investing in the Funds

Certain risks of investing in each Fund are set forth in the Fund’s description. If these risks materialize, an investor could lose money in a Fund. The risks of investing in the following types of securities, as well as the definition of a non-diversified Fund and the risks associated with such a Fund, are more fully described below under “Additional Information About the Funds’ Risks and Investment Policies”.

5

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds (“ETFs”) risk
•	Fixed Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Index Management risk
•	Industry or Sector Investing risk
•	Initial Public Offerings (“IPOs”) risk
•	Investment Company Securities risk
•	Issuer risk
•	Liquidity risk
•	Loan Participations risk
•	Medium and Smaller Company risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Non-Diversified Fund risk
•	Real Estate Securities risk
•	Short Sale risk
•	Stripped Securities risk

An investment in any of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4.	Past Performance

Each Fund description contains a bar chart and a performance table, which provide some indication of the risks of investing in the Fund.

Bar Chart.  The bar chart shows changes in the performance of Class NAV shares of each Fund from year to year over a ten-year period, if available. Funds with less than ten years of performance history show performance from the inception date of the Fund.

Performance Table.  The table compares each Fund’s one, five and ten year average annual returns as of December 31, 2006 for each series of shares to those of a broad measure or index of market performance.

Performance information in the bar chart and the performance table reflect all fees charged to each Fund, such as advisory fees and all Fund expenses.

5.	Portfolio Managers

See “Subadviser Information and Management Biographies” for information relating to the Funds’ portfolio managers.

6

SMALL CAP FUNDS

EMERGING GROWTH FUND

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek superior long-term rates of return through capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund seeks to achieve its objective by investing, primarily in high quality securities (those with a proven track record of performance and/or growth) and convertible instruments of small-cap U.S. companies.

The Fund will focus on purchasing high quality securities of small-cap U.S. companies whose growth prospects are better than average because they have a unique product or a technology/service edge or an expanding market share.

The subadviser focuses on a universe of approximately 1000 leading emerging growth stocks (those with growth prospects that are expected to be better than average) derived through a host of considerations including: size, fundamental analysis, balance sheet and market share analysis, company and industry growth prospects and management interviews. The subadviser then uses a proprietary, quantitative system to rank stocks based on a variety of financial measures. Top-ranked stocks meeting both fundamental and quantitative criteria will be considered for the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHEGX
	CUSIP	47803V846

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

12.85%

2006

Year-to-date:	12.47% (as of 09/30/2007)
Best quarter:	13.85% (quarter ended 03/31/2006) Worst quarter: −4.37% (quarter ended 06/30/2006)

7

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	12.85%	17.88%	10/14/2005
Class NAV after tax on distributions A	6.19%	12.12%
Class NAV after tax on distributions, with sale A	8.34%	11.92%
Russell 2000 Growth Index	13.35%	17.68%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

EMERGING SMALL COMPANY FUND

Subadviser:	RCM Capital Management LLC

Investment Objective:	To seek long term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small Cap 600 Index.

The subadviser seeks to create an investment portfolio of growth stocks across major industry groups. The portfolio managers evaluate individual stocks based on their growth, quality and valuation characteristics. Examples of growth characteristics include the potential for sustained earnings growth and the development of proprietary products or services; examples of quality characteristics include the integrity of management and a strong balance sheet; and examples of valuation characteristics include relative valuation and upside potential.

In addition to traditional research activities, the portfolio managers use Grassroots (SM) Research which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing and provides a “second look” at potential investments and checks market place assumptions about market demand for particular products and services. The subadviser sells securities it deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund may invest up to 25% of its net assets in foreign securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHESX
	CUSIP	47803V820

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

8

SMALL CAP GROWTH FUND

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term capital appreciation

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the Fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($7.73 billion as of October 31, 2007) or the S&P Small Cap 600 Index ($6.18 billion as of October 31, 2007).

The Fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the Fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadviser looks for companies based on a combination of criteria including one or more of the following:

•	Improving market shares and positive financial trends;
•	Superior management with significant equity ownership; and
•	Attractive valuations relative to earnings growth outlook.

The Fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The Fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The Fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

Except as otherwise stated under “Additional Investment Policies — Temporary Defensive Investing,” the Fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities).

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

SMALL CAP OPPORTUNITIES FUND

Subadviser:	Munder Capital Management

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Small-capitalization companies are those companies with market capitalizations, at the time of investment, within the range of the companies in the Russell 2000 Index ($19 million to $5.08 billion as of November 30, 2007).

9

The Fund attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The Fund will usually invest in equity securities of domestic and foreign companies that the subadviser believes can be purchased at a price significantly below its inherent value. A company’s equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the subadviser considers these factors, among others, in choosing companies:

•	A high level of profitability;
•	Solid management;
•	A strong, competitive market position; or
•	Management interests that are aligned with shareholder interests.

The Fund may, but is not required to, use any or all of the various investment strategies referred to under “Hedging and Other Strategic Transactions.” The Fund may write covered call options. Even though the Fund will receive the option premium to help protect it against loss, a call option sold by the Fund will expose the Fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

The Fund may use ETFs to manage cash and may invest in other investment companies. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The Fund may invest in equity securities of larger capitalization companies in addition to small-capitalization companies. The Fund may invest in real estate investment trusts (“REITs”).

The Fund’s investments in foreign securities may include direct investments in non-U.S. dollar denominated securities traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S. as well as indirect investments, such as depositary receipts.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	ETFs risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk
•	Real Estate Securities risk

Fund Codes

CLASS NAV	Ticker	JHSOX
	CUSIP	47803X883

10

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

10.89%

2006

Year-to-date:	0.66% (as of 09/30/2007)
Best quarter:	10.14% (quarter ended 03/31/2006) Worst quarter: −3.39% (quarter ended 09/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	10.89	14.68	10/14/2005
Class NAV after tax on distributions A	9.43	13.37
Class NAV after tax on distributions, with sale A	7.08	11.75
Russell 2000 Value Total Return	23.48	24.61

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

SMALL CAP FUND

Subadviser:	Independence Investments LLC

Investment Objective:	To seek maximum capital appreciation consistent with reasonable risk to principal.

Investment Strategies:	nder normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of small-cap companies whose market capitalizations, at the time of investment, do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index ($19 million to $5.08 billion as of November 30, 2007), and (c) the market capitalization of the companies in the S&P Small Cap 600 Index ($56 million to $5.15 billion as of November 30, 2007).

The subadviser selects securities for the Fund using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that it believes are likely to show improving fundamental prospects with identifiable catalysts for change. Examples of some of the catalysts the subadviser may consider include a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

The subadviser will attempt to identify undervalued securities using quantitative screening parameters, including various financial ratios and “earnings per share” revisions, which measure the change in earnings estimate expectations. The subadviser additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

The Fund may sell a stock, for example, if it reaches the target price set by the subadviser; the subadviser decides, by using the same quantitative screens it analyzed in the selection process, that the stock is statistically overvalued; or the subadviser decides the earnings expectations or fundamental outlook for the company have deteriorated.

11

The Fund may invest in IPOs. The Fund may purchase other types of securities, for example: U.S. dollar denominated foreign securities and American Depositary Receipts (ADRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

As timing the market is not an important part of the subadviser’s investment strategy, cash reserves will normally represent a small portion of the Fund’s total assets (under 20%).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	ETFs risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHSPX
	CUSIP	47803X560

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

7.68%

2006

Year-to-date:	7.39% (as of 09/30/2007)
Best quarter:	10.13% (quarter ended 03/31/2006) Worst quarter: −8.75% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	7.68%	10.84%	10/14/2005
Class NAV after tax on distributions A	7.68%	10.84%
Class NAV after tax on distributions, with sale A	4.99%	9.23%
Russell 2000 Total Index	18.37%	21.15%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

12

SMALL CAP VALUE FUND

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the Fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($7.73 billion as of October 31, 2007) or the S&P Small Cap 600 Index ($6.18 billion as of October 31, 2007).

The Fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

•	Sustainable competitive advantages within a market niche;
•	Strong profitability and free cash flows;
•	Strong market share positions and trends;
•	Quality of and share ownership by management; and
•	Financial structures that are more conservative than the relevant industry average.

The Fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The Fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities).

Except as otherwise stated under “Investment Objectives and Strategies — Temporary Defensive Investing,” the Fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	ETFs risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Medium and Smaller Company risk
•	Real Estate Securities risk

Fund Codes

CLASS NAV	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

SMALL COMPANY FUND

Subadviser:	American Century Investment Management, Inc.

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in stocks of U.S. companies that have market capitalizations, at the time of investment, not greater than that of the largest company in the S&P Small Cap 600 Index. The market cap range of the Index as of November 30, 2007 was $56 million to $5.15 billion.

13

If the companies in which the Fund invests are successful, these companies may grow into medium- and larger-sized companies. In addition, if the subadviser determines that the availability of small-sized companies in which to invest is not adequate to meet the Fund’s investment needs, the subadviser may invest up to 20% of the Fund’s assets in medium- and larger-sized companies.

The subadviser uses quantitative management techniques in a two-step process. In the first step, the subadviser ranks stocks, primarily smaller U.S. companies, from most attractive to least attractive. This is determined by using a quantitative model that combines measures of a stock’s value, as well as measure of its growth potential. To measure value, the subadviser uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the subadviser uses the rate of growth of a company’s earnings and changes in its earnings estimates, as well as other factors.

In the second step, the subadviser uses a technique called portfolio optimization. In portfolio optimization, the subadviser uses a computer to build a portfolio of stocks from the ranking described above that the subadviser believes will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

The subadviser does not attempt to time the market. Instead, under normal market conditions, the subadviser intends to keep the Fund essentially fully invested in stocks regardless of the movement of the stock prices generally. When the subadviser believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index future contracts. The Fund limits its purchase of debt obligations to investment-grade obligations. Futures contracts, a type of derivative security, can help the Fund’s cash assets remain liquid while performing more like stocks.

The subadviser generally sells stocks from the Fund’s portfolio when the subadviser believes:

•	a stock becomes less attractive relative to other stock opportunities;
•	a stock’s risk parameters outweigh its return opportunity;
•	more attractive alternatives are identified; or
•	specific events alter a stock’s prospects.

The Fund may invest in IPOs. The Fund is authorized to use each of the investment strategies listed under “Additional Investment Policies” including, without limitation, investing in U.S. government securities and entering into short sales. The Fund may also purchase securities of other investment companies, including ETFs, and cash and cash equivalents. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	ETF risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHSNX
	CUSIP	47803X552

14

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

5.79%

2006

Year-to-date:	1.19% (as of 09/30/2007)
Best quarter:	10.58% (quarter ended 03/31/2006) Worst quarter: −6.55% (quarter ended 6/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	5.79	8.83	10/14/2005
Class NAV after tax on distributions A	5.79	8.83
Class NAV after tax on distributions, with sale A	3.77	7.52
S&P Small Cap 600 Total Return	15.12	12.67

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

SMALL COMPANY GROWTH FUND

Subadviser:	A I M Capital Management, Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of November 30, 2007, the capitalizations of companies included in the Russell 2000 Growth Index ranged from $50 million to $5.08 billion.

The Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments and may include warrants, futures, options, ETFs and American Depositary Receipts (ADRs). The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

In selecting investments, the subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The subadviser anticipates that the Fund, when fully invested, will generally

15

be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The subadviser allocates investments among fixed-income securities based on its view as to the best values then available in the marketplace. The subadviser considers whether to sell a particular security when any of these factors materially changes.

The Russell 2000 Growth Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHSRX
	CUSIP	47803X545

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

14.21%

2006

Year-to-date:	13.38% (as of 09/30/2007)
Best quarter:	11.83% (quarter ended 03/31/2006) Worst quarter: −4.79% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	14.21%	17.95%	10/24/2005
Class NAV after tax on distributions A	13.54%	17.37%
Class NAV after tax on distributions, with sale A	9.24%	14.96%
Russell 2000 Growth Index	13.35%	16.17%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

16

SMALL COMPANY VALUE FUND

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($19 million to $5.08 billion as of November 30, 2007). The Fund invests in small companies whose common stocks are believed to be undervalued.

Reflecting a value approach to investing, the Fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

•	Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company’s peers or its own historic norm;
•	Low stock price relative to a company’s underlying asset values;
•	Above-average dividend yield relative to a company’s peers or its own historic norm;
•	A plan to improve the business through restructuring; and/or
•	A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, the Fund may purchase other securities, including foreign securities (up to 20% of its total net assets), futures, and options. The Fund may invest in fixed income and convertible securities without regard to quality or rating, including up to 10% of total assets in non-investment grade fixed income securities (“junk bonds”). Since the Fund invests primarily in equity securities, the risks associated with fixed income securities will not affect the Fund as much as they would a fund that invests more of its assets in fixed income securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHSVX
	CUSIP	47803X842

17

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

15.47%

2006

Year-to-date:	3.30% (as of 09/30/2007)
Best quarter:	14.03% (quarter ended 03/31/2006) Worst quarter: −3.10% (quarter ended 09/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	15.47%	17.65%	10/14/2005
Class NAV after tax on distributions A	14.78%	17.00%
Class NAV after tax on distributions, with sale A	10.05%	14.66%
Russell 2000 Value Index	23.48%	24.61%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

18

MID CAP FUNDS

DYNAMIC GROWTH FUND

Subadviser:	Deutsche Investment Management Americas Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in stocks and other equity securities of medium-sized U.S. companies with strong growth potential that are within the market capitalization range, at the time of investment, of the Russell MidCap Growth Index. As of November 30, 2007, the average market capitalization of companies in the Russell MidCap Growth Index ranged from $765 million to $30.54 billion.

The subadviser believes these medium-sized companies contain the greatest concentration of businesses with significant growth prospects.

The subadviser focuses on individual security selection rather than industry selection. The subadviser uses an active process which combines financial analysis with company visits to evaluate management and strategies. The subadviser may invest in internet related companies.

The Fund may invest in convertible securities when it is more advantageous than investing in a company’s common stock. The Fund may also invest up to 20% of its net assets in stocks and other securities of foreign companies.

Company research lies at the heart of the subadviser’s investment process. The subadviser uses a “bottom-up” approach to picking securities. This approach focuses on individual stock selection rather than industry selection.

The subadviser focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

The subadviser emphasizes individual selection of medium-sized stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

The subadviser generally seeks companies with leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increase trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

19

MID CAP INTERSECTION FUND

Subadviser:	Wellington Management Company LLP

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell MidCap Index ($735 million to $30.54 billion as of November 30, 2007) or the S&P MidCap 400 Index ($156 million to $5.15 billion as of November 30, 2007).

The Fund is constructed stock by stock, an investment approach the subadviser refers to as “bottom-up.” The Fund combines the subadviser’s proprietary fundamental and quantitative research inputs to create a portfolio of holdings within a disciplined framework.

The Fund invests primarily in a diversified portfolio of equity securities based on the combined ratings of the subadviser’s Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon the subadviser’s fundamental analysis. The subadviser’s fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

The subadviser then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. The subadviser’s assessment of timeliness focuses on stocks with favorable earnings and stock price momentum.

In constructing the portfolio, the subadviser analyzes and monitors different sources of active management risk including stock-specific risk, industry risk and style risk. Risk analysis is conducted in order to minimize any unintended consequences of bottom-up stock picking. The portfolio seeks to be well diversified, not taking large industry and style positions relative to the market benchmark.

The Fund may invest in IPOs and ETFs.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	ETF risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JMIAX
	CUSIP	41015H612

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

MID CAP STOCK FUND

Subadviser: Wellington Management Company LLP

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium- sized companies with significant capital appreciation potential. For the Fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell MidCap Index ($735 million to $30.54 billion as of November 30, 2007) or the S&P MidCap 400 Index ($56 million to $5.15 billion as of November 30, 2007).

The subadviser’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks

20

for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The Fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHMSX
	CUSIP	47803X586

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

14.04%

2006

Year-to-date:	21.57% (as of 09/30/2007)
Best quarter:	8.94% (quarter ended 12/31/2006) Worst quarter: −4.37% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	14.04%	21.45%	10/14/2005
Class NAV after tax on distributions A	12.22%	19.82%
Class NAV after tax on distributions, with sale A	9.12%	17.34%
Russell Mid Cap Growth Index	10.66%	16.39%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

21

MID CAP VALUE EQUITY FUND

Subadviser:	RiverSource Investments, LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index. As of November 30, 2007, the range of this Index was between $735 million and $30.54 billion. The market capitalization range of the index is subject to change.

Up to 20% of the net assets of the Fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

In pursuit of the Fund’s objectives, the subadviser chooses equity investments by:

•	Selecting companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.
•	Identifying companies with growth potential based on:
•	effective management, as demonstrated by overall performance,
•	financial strength and
•	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the subadviser considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.
•	The security has reached the subadviser’s price objective.
•	The company has met the subadviser’s earnings and/or growth expectations.
•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.
•	The company or the security continues to meet the other standards described above.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHAWX
	CUSIP	41015E858

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

MID CAP VALUE FUND

Subadviser:	Lord, Abbett & Co. LLC

Investment Objective:	To seek capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations within the market capitalization range of companies in the Russell MidCap Index ($735 million to $30.54 billion as of November 30, 2007). This range varies daily. The Fund invests 65% of its total assets in equity securities which it believes to be undervalued in the marketplace.

The subadviser uses a value approach in managing the Fund. It generally tries to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify these companies, the subadviser looks for such factors as:

•	Changes in economic and financial environment
•	New or improved products or services

22

•	Improved efficiencies resulting from new technologies or changes in distribution
•	New or rapidly expanding markets
•	Price increases for the company’s products or services
•	Changes in management or company structure
•	Changes in government regulations, political climate or competitive conditions

The Fund may invest up to 10% of its total assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. that are traded in the U.S. to be “foreign securities.” Accordingly, such investments are not subject to the 10% limitation on foreign securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHMVX
	CUSIP	47803V150

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

11.82%

2006

Year-to-date:	6.88% (as of 09/30/2007)
Best quarter:	8.86% (quarter ended 12/31/2006) Worst quarter: −3.34% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	11.82%	15.63%	10/14/2005
Class NAV after tax on distributions A	10.10%	14.10%
Class NAV after tax on distributions, with sale A	7.71%	12.45%
Russell Mid Cap Value Index	20.22%	23.01%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

23

QUANTITATIVE MID CAP FUND

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. U.S. mid-cap stocks are defined by Morningstar as having a capitalization range of $1 billion to $8 billion as of February 28, 2007. The Fund may also invest up to 20% of its assets in large-cap stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall Fund volatility and increase performance.

Stocks of publicly traded companies — and mutual funds that hold these stocks — can be classified by the companies’ market value or capitalization. Market capitalization is defined according to Morningstar as follows: rather than a fixed number of “large cap” or “small cap” stocks, Morningstar uses a flexible system that is not adversely affected by overall movements in the market. Large-cap stocks are defined as the group that accounts for the top 70% of the capitalization of the Morningstar domestic stock universe; mid-cap stocks represent the next 20%; and small-cap stocks represent the balance. The Morningstar stock universe represents approximately 99% of the U.S. market for actively traded stocks.

The subadviser uses a bottom-up, as opposed to a top-down, investment style in managing the Fund. This means that securities are selected based upon fundamental analysis performed by the portfolio manager and the subadviser’s equity research analysts. The equity research analysts use fundamental analysis to identify mid-cap and large-cap companies’ securities with strong industry positions, leading market shares, proven managements and strong balance sheets. The analysts then rank all such securities of such companies based on financial attributes (including earnings, growth and momentum) using quantitative analysis. Securities at the top of this ranking may be purchased by the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund may also invest in fixed income securities including money market instruments.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHQMX
	CUSIP	47803X107

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

VALUE FUND

Subadviser:	Morgan Stanley Investment Management Inc. doing business as Van Kampen

Investment Objective:	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Investment Strategies:	Under normal market conditions, the Fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCap Value Index ($735 million to $30.54 billion as of November 30, 2007).

The Fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (ADRs). The Fund may invest

24

without limit in ADRs and may invest up to 5% of its total assets in foreign equities excluding ADRs. The Fund may invest up to 15% of its net assets in REITs.

The subadviser’s approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell MidCap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The Fund emphasizes a “value” style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries. The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the Fund’s assets in companies with smaller or larger market capitalizations.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk
•	Real Estate Securities risk

Fund Codes

CLASS NAV	Ticker	JVFNX
	CUSIP	47804A833

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

VISTA FUND

Subadviser:	American Century Investment Management, Inc.

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests in common stocks of companies that are medium-sized and smaller at the time of purchase, but the Fund may purchase other types of securities as well.

In managing the Fund, the subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. When determining the size of a company, the subadviser will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. The subadviser manages the Fund based on the belief that, over the long-term, stock price movements follow growth in earnings and revenue. The subadviser uses its extensive computer database, as well as other primary analytical research tools, to track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The subadviser’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers.

Although the subadviser intends to invest the Fund’s assets primarily in U.S. stocks, the Fund may invest in securities of foreign companies, including companies located in emerging markets. The Fund may also invest in IPOs.

The subadviser does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the subadviser believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock, and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The Fund generally limits its purchase of debt securities to investment grade obligations. Futures contracts, a type of derivative security can help the Fund’s cash assets remain liquid while performing more like stocks.

25

In addition, the Fund may buy a large amount of a company’s stock quickly, and often will dispose of it quickly if the company’s earnings or revenues decline. While the subadviser believes that this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of price volatility. This volatility may be greater than that of the average stock fund.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHVTX
	CUSIP	47803X495

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

8.73%

2006

Year-to-date:	33.33% (as of 09/30/2007)
Best quarter:	10.05% (quarter ended 3/31/2006) Worst quarter: −6.16% (quarter ended 09/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	8.73%	13.16%	10/24/2005
Class NAV after tax on distributions A	8.73%	13.16%
Class NAV after tax on distributions, with sale A	5.68%	11.21%
Russell Mid Cap Growth Index	10.66%	15.09%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

26

LARGE CAP FUNDS

ALL CAP CORE FUND

Subadviser:	Deutsche Investment Management Americas Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those within the Russell 3000 Index ($19 million to $487.14 billion as November 30, 2007).

The Fund may invest in all types of equity securities including common stocks, preferred stocks and preferred and preference stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The Fund may also invest in U.S. Government securities.

The subadviser pursues an actively managed, quantitative investment process. The subadviser’s investment philosophy is based on three central tenets:

•	Securities have an intrinsic value from which they deviate over time. The subadviser believes that the best way to measure a security’s fair value is relative to its peers within its own industry.
•	Finding attractive companies with long-term potential requires a consideration of both growth and value attributes. Technical analysis further enhances the stock selection process, helping to identify timely market opportunities.
•	Quantitative investment models provide an improved framework for selecting misspriced stocks in an unbiased, consistent and repeatable manner.

The subadviser blends fundamental equity analysis and quantitative investment theory into a disciplined and systematic process. This technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The subadviser’s proprietary U.S. stock evaluation model, the Quantitative Investment Model, incorporates valuation and growth investment parameters and is used to select securities. The subadviser believes that combining techniques used by fundamental value investors with extensive growth and earnings analysis minimizes investment style bias and ultimately produces a “pure” stock selection process that seeks to add value in any market environment. The subadviser also incorporates technical analysis to capture short-term price changes and market responsiveness to new information.

The subadviser extensively screens the Russell 3000 Index universe using multiple investment parameters to identify what the subadviser believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

By applying a rigorous portfolio construction process, the subadviser targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS NAV	Ticker	—
	CUSIP	41015E759

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

27

ALL CAP GROWTH FUND

Subadviser:	A I M Capital Management, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests its assets principally in common stocks of companies that the subadviser believes likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the Fund will be incidental.

The Fund’s portfolio is comprised of securities of two basic categories of companies:

•	“core” companies, which the subadviser considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and
•	“earnings acceleration” companies which the subadviser believes are currently enjoying a dramatic increase in profits.

The Fund may purchase the common stocks of foreign companies. It is not anticipated, however, that foreign securities will constitute more than 25% of the total assets of the Fund. American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) and other securities representing underlying securities of foreign issuers are treated as foreign securities and included in this 25% limitation.

The Fund uses hedging and other strategic transactions and may:

•	purchase and sell stock index futures contracts,
•	purchase options on stock index futures as a hedge against changes in market conditions,
•	purchase and sell futures contracts and purchase related options in order to hedge the value of its portfolio against changes in market conditions,
•	write (sell) covered call options (up to 25% of the value of its portfolio’s net assets), or
•	foreign exchange transactions to hedge against possible variations in foreign exchange rates between currencies of countries in which the Fund is invested including: the direct purchase or sale of foreign currency, the purchase or sale of options on futures contract with respect to foreign currency, the purchase or sale of forward contracts, exchange traded futures contracts and options of futures contracts.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivative and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS NAV	Ticker	JHCGX
	CUSIP	47803V309

28

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

6.56%

2006

Year-to-date:	14.23% (as of 09/30/2007)
Best quarter:	6.25% (quarter ended 03/31/2006) Worst quarter: −5.89% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	6.56%	11.65%	10/14/2005
Class NAV after tax on distributions A	6.54%	11.62%
Class NAV after tax on distributions, with sale A	4.27%	9.90%
Russell 3000 Growth Index	9.46%	13.09%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

ALL CAP VALUE FUND

Subadviser:	Lord, Abbett & Co. LLC

Investment Objective:	To seek capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The Fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($735 million to $487.14 billion as of November 30, 2007). This range varies daily. The Fund will invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The Fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser’s emphasis on large, seasoned company value stocks may limit the Fund’s downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

29

The Fund may invest up to 10% of its net assets in foreign equity securities. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be “foreign securities.” Accordingly, such investments are not subject to the 10% limitation on foreign securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHCVX
	CUSIP	47803V507

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

13.92%

2006

Year-to-date:	11.60% (as of 09/30/2007)
Best quarter:	7.79% (quarter ended 03/31/2006) Worst quarter: −0.19% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

NAV before tax	13.92%	16.99%	10/14/2005
NAV after tax on distributions A	12.63%	15.84%
NAV after tax on distributions, with sale A	9.06%	13.82%
Russell 3000 Value Index	22.34%	23.71%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

30

BLUE CHIP GROWTH FUND

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To provide long-term growth of capital. Current income is a secondary objective.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions.  Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams.  Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals.  Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

The subadviser evaluates the growth prospects of companies and the industries in which they operate. The subadviser seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the Fund are invested in U.S. common stocks, the Fund may also purchase other types of securities, including (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The Fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the Fund but may include non-investment grade debt securities (“junk bonds”). The Fund will not purchase a non-investment grade debt security if, immediately after such purchase, the Fund would have more than 5% of its total assets invested in such securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

31

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS NAV	Ticker	JHBCX
	CUSIP	47803V705

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

9.62%

2006

Year-to-date:	14.66% (as of 09/30/2007)
Best quarter:	5.97% (quarter ended 12/31/2006) Worst quarter: −4.01% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	9.62%	14.30%	10/14/2005
Class NAV after tax on distributions A	9.44%	14.12%
Class NAV after tax on distributions, with sale A	6.25%	12.08%
S&P 500 Index	15.79%	18.07%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

CAPITAL APPRECIATION FUND

Subadviser:	Jennison Associates LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position,

32

(iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the Fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the Fund is not likely to receive significant dividend income on its securities.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the Fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) REITs; (v) IPOs and similar securities. (Convertible securities are securities — like bonds, corporate notes and preferred stocks — that the Fund can convert into the company’s common stock, cash value of common stock, or some other equity security).

The Fund may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and favorably valued.

In addition to the principal strategies discussed above, the Fund may also use the following investment strategies to attempt to increase the Fund’s return or protect its assets if market conditions warrant:

•	The Fund may make short sales of a security including short sales “against the box.”
•	The Fund may invest up to 20% of the Fund’s total asset in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities).
•	The Fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
•	The Fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.
•	The Fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The Fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.
•	The Fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Fund Codes

CLASS NAV	Ticker	JHCPX
	CUSIP	47803V887

33

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

2.32%

2006

Year-to-date:	11.41% (as of 09/30/2007)
Best quarter:	4.46% (quarter ended 9/30/2006) Worst quarter: −7.28% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	2.32%	9.42%	10/14/2005
Class NAV after tax on distributions A	2.27%	9.38%
Class NAV after tax on distributions, with sale A	1.51%	8.00%
Russell 1000 Growth Index	9.07%	12.64%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

CORE EQUITY FUND

Subadviser:	Legg Mason Capital Management, Inc.

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities that, in the subadviser’s opinion, offer the potential for capital growth.

The subadviser seeks to purchase securities at large discounts to the subadviser’s assessment of their intrinsic value. Intrinsic value, according to the subadviser, is the value of the company measured, to different extents depending on the type of company, by factors such as, but not limited to, the discounted value of its projected future free cash flows, its ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The subadviser takes a long-term approach to investing, generally characterized by long holding periods. The Fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses.

34

The Fund may also invest in debt securities of companies having one or more of the above characteristics. The Fund may invest up to 20% of its net assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as “junk bonds.”

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS NAV	Ticker	JHCRX
	CUSIP	47803X628

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

6.84%

2006

Year-to-date:	3.18% (as of 09/30/2007)
Best quarter:	10.12% (quarter ended 12/31/2006) Worst quarter: −5.46% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	6.84%	13.81%	10/14/2005
Class NAV after tax on distributions A	6.63%	13.63%
Class NAV after tax on distributions, with sale A	4.45%	11.66%
S&P 500 Index	15.79%	18.07%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

EQUITY-INCOME FUND

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To provide substantial dividend income and also long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

35

The subadviser believes that income can contribute significantly to total return over time and expects the Fund’s yield to exceed that of the S&P 500 Index. Dividends can also help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling.

The Fund employs a “value” approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock’s intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company’s underlying financial condition and prospects, and to assess the likelihood that a stock’s underlying value will be recognized by the market and reflected in its price.

The Fund will generally consider companies with the following characteristics:

•	established operating histories;

•	above-average dividend yield relative to the S&P 500 Index;

•	low price/earnings ratios relative to the S&P 500 Index;

•	sound balance sheets and other financial characteristics; and

•	low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.

The Fund may also purchase other types of securities in keeping with its objective, including:

•	U.S. and non-U.S. dollar denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
•	preferred stocks;
•	convertible stocks, bonds, and warrants; and
•	futures and options.

The Fund may invest in fixed income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities (“junk bonds”).

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains more complete description of such instruments and the risks associated therewith.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivative and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS NAV	Ticker	JHEIX
	CUSIP	47803V796

36

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

18.91%

2006

Year-to-date:	6.60% (as of 09/30/2007)
Best quarter:	7.39% (quarter ended 12/31/2006) Worst quarter: −0.34% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	18.91%	20.26%	10/14/2005
Class NAV after tax on distributions A	16.46%	18.09%
Class NAV after tax on distributions, with sale A	12.28%	16.01%
Russell 1000 Value Index	22.24%	23.64%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

FUNDAMENTAL VALUE FUND

Subadviser:	Davis Selected Advisers, L.P.

Investment Objective:	To seek growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

The subadviser uses the Davis Investment Discipline in managing the Fund’s portfolio. The Davis Investment Discipline involves conducting extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant personal ownership in business
•	Strong balance sheet
•	Low cost structure
•	High after-tax returns on capital
•	High quality of earnings
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Participation in a growing market
•	Global presence and brand names

37

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The Fund may also invest up to 20% of total assets in foreign securities and fixed income securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS NAV	Ticker	JHFLX
	CUSIP	47803V770

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

14.58%

2006

Year-to-date:	6.18% (as of 09/30/2007)
Best quarter:	7.61% (quarter ended 12/31/2006) Worst quarter: −0.52% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	14.58%	17.34%	10/14/2005
Class NAV after tax on distributions A	13.80%	16.61%
Class NAV after tax on distributions, with sale A	9.48%	14.35%
S&P 500 Index	15.79%	18.07%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

38

LARGE CAP FUND

Subadviser:	UBS Global Asset Management (Americas) Inc.

Investment Objective:	To seek to maximize total return, consisting of capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the Fund’s benchmark, the Russell 1000 Index. As of November 30, 2007, the market capitalization range of the Russell 1000 Index was $735 million to $487.14 billion.

In general, the Fund emphasizes large capitalization stocks, but it may also invest up to 20% of its net asset in equity securities of small and intermediate capitalization companies. Investments in equity securities may include dividend-paying securities, common stock and preferred stock, IPOs, ETFs, shares of investment companies, convertible securities, warrants and rights. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage Fund risks.

In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the subadviser’s assessment of what a security is worth. The subadviser will select a security whose estimated fundamental value is greater than its market value at any given time. For each stock under analysis, the subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a Fund of stock with attractive relative price/value characteristics.

The Fund may invest a portion of its assets in securities outside its capitalization range as described above.

The subadviser actively manages the Fund which may, at times, result in a higher than average Fund turnover ratio.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	ETF risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHLPX
	CUSIP	47803X594

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

14.53%

2006

Year-to-date:	5.64% (as of 09/30/2007)
Best quarter:	6.94% (quarter ended 12/31/2006) Worst quarter: −2.12% (quarter ended 06/30/2006)

39

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	14.53%	17.70%	10/14/2005
Class NAV after tax on distributions A	13.23%	16.55%
Class NAV after tax on distributions, with sale A	9.45%	14.42%
Russell 1000 Index	15.46%	18.00%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

LARGE CAP VALUE FUND

Subadviser:	BlackRock Investment Management, LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index. The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The Fund will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations.

The Russell 1000 Value Index, a subset of the Russell 1000 Index, consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. As of November 30, 2007, the market capitalization range of companies comprising the Russell 1000 Value Index was $735 million to $487.14 billion.

In selecting securities for the Fund, the subadviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The subadviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined. If the subadviser believes that a company is overvalued, the company will not be considered as an investment for the Fund.

After the initial screening, the subadviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the subadviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the Fund will not hold all the stocks in the Russell 1000 Value Index and because the Fund’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Fund is not an “index” fund. In seeking to outperform the Fund’s benchmark, however, the subadviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:

•	Relative price-to-earnings and price-to-book ratios;
•	Stability and quality of earnings;
•	Earnings momentum and growth;
•	Weighted median market capitalization of the Fund;
•	Allocation among the economic sectors of the Fund as compared to the benchmark index; and
•	Weighted individual stocks within the applicable index.

The Fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (ADRs). The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

The Fund may invest in investment grade convertible securities, preferred stocks, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

As a temporary measure for defensive purposes, the Fund may invest in cash, cash equivalents or short-term U.S. government securities.

40

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS NAV	Ticker	JHCLX
	CUSIP	47803V598

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

16.70%

2006

Year-to-date:	7.67% (as of 09/30/2007)
Best quarter:	8.18% (quarter ended 12/31/2006) Worst quarter: −0.35% (quarter ended 6/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	16.70%	19.46%	10/14/2005
Class NAV after tax on distributions A	16.47%	19.19%
Class NAV after tax on distributions, with sale A	10.86%	16.43%
Russell 1000 Value Index	22.24%	23.64%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

QUANTITATIVE ALL CAP FUND

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of U.S. companies. The Fund will focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

The subadviser ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data). The management team will then use fundamental analysis to identify large, mid and small cap

41

companies with strong industry position, leading market share, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the Fund and as permitted by applicable securities legislation: buying futures and S&P Depositary Receipts. Such use would include the hedging of significant cash flows into or out of the Fund.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management Risk
•	Credit and Counterparty Risk
•	Equity Securities Risk
•	Foreign Securities Risk
•	Hedging, Derivatives and Other Strategic Transaction Risk
•	High Portfolio Turnover Risk
•	Issuer Risk
•	Liquidity Risk
•	Small and Medium Size Companies Risk

Fund Codes

CLASS NAV	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

OPTIMIZED VALUE FUND

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of U.S. companies with the potential for long-term growth of capital. The Fund invests in U.S. companies with a market capitalization range, at the time of investment, equal to that of the Fund’s benchmark, the Russell 1000 Value Index. As of November 30, 2007, the market capitalization range of the Russell 1000 Value Index was $735 million to $487 billion.

The subadviser uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market.

Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

The Fund may also invest in foreign securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

42

Fund Codes

CLASS NAV	Ticker	JHQVX
	CUSIP	47863X578

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

21.42%

2006

Year-to-date:	4.61% (as of 09/30/2007)
Best quarter:	7.67% (quarter ended 12/31/2006) Worst quarter: 0.19% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	21.42%	24.69%	10/14/2005
Class NAV after tax on distributions A	19.09%	22.58%
Class NAV after tax on distributions, with sale A	13.92%	19.83%
Russell 1000 Value Index	22.24%	23.64%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

U.S. GLOBAL LEADERS GROWTH FUND

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in common stocks of companies the subadviser regards, at the time of investment, as “U.S. Global Leaders.” These are companies determined by the subadviser as well established in their industries with the potential for above average sustainable long-term growth.

The subadviser considers U.S. Global Leaders to be large and medium-sized U.S. blue chip growth companies that typically exhibit the following characteristics:

•	Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, may lead to higher earnings growth and greater share price appreciation.

•	Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

43

•	Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

The subadviser seeks to identify companies with superior long-term growth prospects and to continue to own them as long as the subadviser believes they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

While most of the assets of the Fund are invested in U.S. common stocks, the Fund may also purchase other types of securities, including (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its net assets) including depositary receipts (ADRs), (ii) convertible stocks, warrants and bonds, (iii) futures and options and (iv) other types of equity securities. Investments in securities convertible into common stocks are considered “common stocks” for purposes of the Fund’s requirement to invest 80% of its net assets in common stocks. Investments in non-convertible preferred stocks and debt securities are limited to 20% of total assets.

The Fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. Such securities would be issued by companies, municipalities and other entities which meet the investment criteria for the Fund but may include non-investment grade debt securities (“junk bonds”). The Fund will not purchase a non-investment grade debt security if, immediately after such purchase, the Fund would have more than 5% of its total assets invested in such securities. The Fund’s investments in convertible securities are not subject to this limit.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS NAV	Ticker	JHGUX
	CUSIP	47803X727

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

44

Calendar Year Total Returns:

1.77%

2006

Year-to-date:	5.19% (as of 09/30/2007)
Best quarter:	4.47% (quarter ended 09/30/2006) Worst quarter: 7.19% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	1.77%	4.89%	10/14/2005
Class NAV after tax on distributions A	1.60%	4.72%
Class NAV after tax on distributions, with sale A	1.15%	4.06%
S&P 500 Index	15.79%	18.07%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

U.S. MULTI-SECTOR FUND

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek long term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in investments that are tied economically to the U.S. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 3000 Index. The Fund normally invests in securities in the Wilshire 5000 Stock Index, an independently maintained and published equity index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.

The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of November 30, 2007, the market capitalizations of companies included in the Russell 3000 Index ranged from $19 million to $487.14 billion.

In managing the Fund, the subadviser uses proprietary research and quantitative models to determine the Fund’s selections of securities. These models use rolling multi-year forecasts of relative value and risk among the major sectors in the U.S. equity market (large cap value, large cap growth, large cap core, small and mid-cap value, small and mid-cap growth, and real estate/ REIT) in which the Fund invests.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk
•	Real Estate Securities risk

45

Fund Codes

CLASS NAV	Ticker	JHUMX
	CUSIP	47803X487

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

7.63%

2006

Year-to-date:	4.19% (as of 09/30/2007)
Best quarter:	4.92% (quarter ended 09/30/2006) Worst quarter: −4.78% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	7.63%	9.66%	10/24/2005
Class NAV after tax on distributions A	7.14%	9.19%
Class NAV after tax on distributions, with sale A	4.98%	7.96%
Russell 3000 Index	15.72%	17.44%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

VALUE & RESTRUCTURING FUND

Subadviser:	UST Advisers, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of U.S. and foreign companies whose share price, in the opinion of the subadviser, does not reflect the economic value of the company’s assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcings, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.

In addition, the Fund’s strategy of investing in companies that the subadviser believes will benefit from restructuring or redeployment of assets carries the risk that an anticipated restructuring or business combination may fail to occur or may occur and fail to produce reasonably anticipated benefits. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

46

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equities Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHVSX
	CUSIP	47803X511

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

14.64%

2006

Year-to-date:	12.14% (as of 09/30/2007)
Best quarter:	8.52% (quarter ended 12/31/2006) Worst quarter: -1.50% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	14.64%	18.38%	10/24/05
Class NAV after tax on distributions A	14.13%	17.85%
Class NAV after tax on distributions, with sale A	9.52%	15.35%
S&P 500 Index	15.79%	17.44%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

47

INTERNATIONAL FUNDS

EMERGING MARKETS VALUE FUND

Subadviser:	Dimensional Fund Advisors LP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

The Fund seeks long-term capital growth through investment primarily in emerging market equity securities. The Fund seeks to achieve its investment objective by investing in companies associated with emerging markets designated by the Investment Committee of the subadviser (“Approved Markets”) from time to time. The Fund invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (See below for a definition of Approved Market securities.) These exchanges may be either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other similar securities, including dual listed securities.

The Fund seeks to purchase emerging market equity securities that are deemed by the subadviser to be value stocks at the time of purchase. The subadviser believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadviser may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the subadviser uses for assessing value are subject to change from time to time.

The Fund will also seek to purchase emerging market equity securities across all market capitalizations, and specifically those which are deemed by the subadviser to be value stocks at the time of purchase, as described in the paragraph above. The Fund may not invest in certain eligible companies or Approved Markets described above or achieve approximate market weights because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the Fund’s policy to invest no more than 25% of its total assets in any one industry.

The Fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly-owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the Fund, the subadviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and the Heritage Foundation. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Fund and other affiliated funds.

The Fund may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States.

The Fund’s policy of seeking broad market diversification means the subadviser will not utilize “fundamental” securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

Changes in the composition and relative ranking (in terms of book to market ratio) of the stocks which are eligible for purchase by the Fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the subadviser will prepare lists of value stocks that are eligible for investment. Such lists will be revised no less than semi-annually.

The Fund does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund do pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.

48

Approved Markets
As of the date of this Prospectus, the Fund is authorized to invest in the countries listed below. The subadviser will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the Fund and characteristics of each country’s markets. The Investment Committee of the subadviser also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the Fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past.

Brazil	Israel	Taiwan
Chile	Malaysia	Thailand
China	Mexico	Turkey
Czech Republic	Philippines
Hungary	Poland
India	South Africa
Indonesia	South Korea

Approved Market Securities
“Approved Market securities” are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the Fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Investment Company Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JEMAX
	CUSIP	41015H711

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

GLOBAL FUND

Subadviser:	Templeton Global Advisors Limited

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Depending upon current market conditions, the Fund generally invests up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund also

49

invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The Fund may lend certain of its securities.

When choosing equity investments for the Fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/ earnings ratio, price/ cash flow ratio, profit margins and liquidation value.

The Fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS NAV	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

INTERNATIONAL OPPORTUNITIES FUND

Subadviser:	Marsico Capital Management, LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. The Fund invests in issuers from at least three different countries not including the U.S. The Fund may invest in common stocks of companies operating in emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the U.S.

In selecting investments for the Fund, the subadviser uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

The subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the subadviser may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the subadviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance.

50

The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The subadviser may reduce or sell a Fund’s investments in portfolio companies if, in the opinion of the subadviser, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere or for other reasons.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Primarily for hedging purposes, the Fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

Under normal market conditions, the Fund may invest up to 10% of its total assets in all types of fixed income securities and up to an additional 5% of its total assets in high-yield bonds (“junk bonds”) and mortgage and asset-backed securities. The Fund may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHIOX
	CUSIP	47803X610

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

24.16%

2006

Year-to-date:	18.59% (as of 09/30/2007)
Best quarter:	11.48% (quarter ended 12/31/2006) Worst quarter: −3.40% (quarter ended 06/30/2006)

51

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	24.16%	31.41%	10/14/2005
Class NAV after tax on distributions A	23.57%	29.15%
Class NAV after tax on distributions, with sale A	15.72%	25.40%
MSCI EAFE Gross IndexB	26.87%	25.78%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

INTERNATIONAL SMALL CAP FUND

Subadviser:	Templeton Investment Counsel, LLC

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes), including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

In some emerging markets, the Fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The Fund may also invest a portion of its assets in the equity securities of larger foreign companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time period or under certain circumstances.

The Fund may invest more than 25% of its total assets in the securities of issuers located in any one country.

When choosing equity investments for this Fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/earnings ratio, profits margins and liquidation value and other factors.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHISX
	CUSIP	47803V697

52

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

28.01%

2006

Year-to-date:	19.94% (as of 09/30/2007)
Best quarter:	12.76% (quarter ended 12/31/2006) Worst quarter: −3.26% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	28.01%	24.64%	10/14/2005
Class NAV after tax on distributions A	22.06%	19.78%
Class NAV after tax on distributions, with sale A	18.15%	18.17%
S&P/Citigroup Global Ex US <2 billion Index	22.98%	29.80%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

INTERNATIONAL SMALL COMPANY FUND

Subadviser:	Dimensional Fund Advisor LP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small cap companies in the particular markets in which the Fund invests. As of December 31, 2007, the market capitalization range of eligible companies was approximately $590 million to $4.2 billion. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of developed markets, but may also invest in emerging markets.

The Fund will primarily invest in a broad and diverse group of readily marketable stocks of small companies associated with developed markets but may also invest in emerging markets. The Fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual listed securities. Each of these securities may be traded within or outside the issuer’s domicile country.

The subadviser measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The subadviser then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

53

The Fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach” below. As a result, the weightings of certain countries in the Fund may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The Fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the Fund may invest in affiliated and unaffiliated unregistered money market funds to manage the Fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Fund does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund do pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.

The subadviser will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the Fund and characteristics of each country’s market. The subadviser’s Investment Committee may authorize other countries for investment in the future and the Fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach
The Fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The Fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum proportion of the assets of the Fund. Additionally, the subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The Advisor may deviate from market capitalization weighting to limit or fix the exposure of a Portfolio or Master Fund to a particular issuer to a maximum proportion of the assets of the Portfolio or Master Fund. The subadviser may exclude the stock of a company that meets applicable market capitalization criterion if the subadviser determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

A more complete description of Market Capitalization Weighted Approach is set forth in the SAI.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHATX
	CUSIP	41015E882

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

54

INTERNATIONAL VALUE FUND

Subadviser:	Templeton Investment Counsel, LLC

— Templeton Global Advisors Limited provides sub-subadvisory services to Templeton in its management of the Fund.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The Fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	JHVIX
	CUSIP	47803V655

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

29.12%

2006

Year-to-date:	8.94% (as of 09/30/2007)
Best quarter:	12.06% (quarter ended 12/31/2006) Worst quarter: 2.13% (quarter ended 06/30/2006)

55

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	29.12%	27.41%	10/14/2005
Class NAV after tax on distributions A	25.60%	24.42%
Class NAV after tax on distributions, with sale A	18.90%	21.63%
MSCI EAFE GROSS Index B	26.87%	25.78%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

56

FIXED-INCOME FUNDS

ACTIVE BOND FUND

Subadvisers:	Declaration Management & Research LLC (“Declaration”) and MFC Global Management(U.S.), LLC (“MFC Global (U.S.)”)

Investment Objective:	To seek income and capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in a diversified mix of debt securities and instruments.

The Fund invests its assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. The investments include, but are not limited to:

•	U.S. Treasury and agency securities;
•	Asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”);
•	Corporate bonds, both U.S. and foreign; and
•	Foreign government and agency securities.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

65%* Declaration

35%* MFC Global (U.S.)

*Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the Fund normally has no more than 10% of its total assets in high yield bonds (“junk bonds”) and normally invests in foreign securities only if U.S. dollar denominated. This portion of the Fund normally has an average credit rating of “A” or “AA.”

MFC Global (U.S.)

MFC Global (U.S.) uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. MFC Global (U.S.) tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the Fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as “junk bonds”) and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the Fund normally has an average credit rating of “A” or “AA.”

The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the total assets of the portion of the Fund managed by MFC Global (U.S.) will be invested in asset-backed securities rated less than A by both rating agencies.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

57

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Fund Codes

CLASS NAV	Ticker	JHADX
	CUSIP	47803V101

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

4.11%

2006

Year-to-date:	2.96% (as of 09/30/2007)
Best quarter:	3.60% (quarter ended 09/30/2006) Worst quarter: −0.62% (quarter ended 03/31/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

NAV before tax	4.11%	4.60%	10/26/2005
NAV after tax on distributions A	2.10%	2.69%
NAV after tax on distributions, with sale A	2.64%	2.81%
Lehman Aggregate Bond Index B	4.33%	5.00%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

58

CORE BOND FUND

Subadviser:	Wells Capital Management, Incorporated

Investment Objective:	To seek total return consisting of income and capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The Fund may also invest in unrated bonds that the subadviser believes are comparable to investment grade debt securities. The subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

The Fund may invest:

•	Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;
•	Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and
•	Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the Fund may enter into dollar rolls. The Fund may also enter into reverse repurchase agreements to enhance return. These strategies are further described under “Additional Investment Policies” in the SAI.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Fund Codes

CLASS NAV	Ticker	JHCDX
	CUSIP	47803X636

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

3.89%

2006

Year-to-date:	3.42% (as of 09/30/2007)
Best quarter:	3.64% (quarter ended 09/30/2006) Worst quarter: −0.64% (quarter ended 03/31/2006)

59

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

NAV before tax	3.89%	4.00%	10/14/05
NAV after tax on distributions A	2.29%	2.47%
NAV after tax on distributions, with sale A	2.50%	2.52%
Lehman Aggregate Bond Index	4.33%	4.57%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

FLOATING RATE INCOME FUND

Subadviser:	Western Asset Management Company

Investment Objective:	Seeks a high level of current income.

Investment Strategy:	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa or BBB by a nationally recognized statistical rating organization such as Moody’s Investor Services (“Moody’s”) or Standard & Poor’s (“S&P”)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

The Fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London Inter-Bank Offered Rate (“LIBOR”) or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered to have speculative characteristics. The Fund may invest in loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. The Fund may also acquire, and subsequently hold, warrants and other equity interests.

In purchasing loans, loan participations and other securities for the Fund, the subadviser may take full advantage of the entire range of maturities and durations, and may adjust the average maturity or duration of the investments held by the Fund from time to time, depending on its assessment of the relative yields of different maturities and durations and its expectations of future changes in interest rates.

The Fund may invest in any number of issuers, and may at times invest its assets in a small number of issuers. There is no limit to the percentage of the Fund’s assets that may be invested in any one issuer. The Fund is non-diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may also invest in loans of any aggregate principal amount, and the average aggregate principal amount of the loans held by the Fund will vary from time to time.

In abnormal market conditions, the Fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the Fund might not achieve its investment goal.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Distressed Investments risk
•	Fixed Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Liquidity risk
•	Loan Participations risk
•	Non-Diversified risk

Fund Codes

CLASS NAV	Ticker	—
	CUSIP	—

60

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

GLOBAL BOND FUND

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum total return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, future contracts, or swap agreements.

In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The Fund may invest up to 10% of its total assets in fixed income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The Fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies — Hedging and Other Strategic Transactions” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk

61

•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Fund Codes

CLASS NAV	Ticker	JHGDX
	CUSIP	47803V754

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

4.81%

2006

Year-to-date:	5.12% (as of 09/30/2007)
Best quarter:	2.53% (quarter ended 06/30/2006) Worst quarter: −0.28% (quarter ended 03/31/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	4.81%	3.04%	10/14/2005
Class NAV after tax on distributions A	3.58%	1.87%
Class NAV after tax on distributions, with sale A	3.17%	1.93%
JPM Global Gov Bond Unhedged USD	5.94%	3.21%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

HIGH INCOME FUND

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek high current income; capital appreciation is a secondary goal.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents (“junk bonds”). These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations.

No more than 10% of the Fund’s total assets may be invested in securities that are rated in default by S&P’s or by Moody’s. There is no limit on the Fund’s average maturity. The foreign securities in which the Fund may invest include both developed and emerging market securities.

62

In managing the Fund’s portfolio, the subadviser concentrates on industry allocation and securities selection deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The subadviser uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the subadviser uses bottom-up research to find securities that appear comparatively under-valued. The subadviser looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The Fund typically invests in a broad range of industries.

The Fund may invest in both investment grade and non-investment grade asset-backed securities, including asset-backed securities rated BB/Ba or lower and their unrated equivalents.

The Fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. The Fund is authorized to use all of the various investment strategies referred to under “Hedging and Other Strategic Transactions” in the SAI. In addition, the Fund may invest up to 20% of its net assets in U.S. and foreign common stocks of companies of any size. In abnormal circumstances, the Fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the Fund might not achieve its goal.

The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Fund Codes

CLASS NAV	Ticker	JHAQX
	CUSIP	41015E601

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

HIGH YIELD FUND

Subadviser:	Western Asset Management Company

Investment Objective:	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S. Government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities Rating Agency
Moody’s	Ba through C
Standard & Poor’s	BB through D

Non-investment grade securities and are commonly referred to as “junk bonds.” The Fund may also invest in investment grade securities.

The Fund may invest in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the Fund may invest include emerging market securities. The Fund may invest up to 100% of its assets in foreign securities. The subadviser may utilize futures, swaps and other derivatives in managing the Fund.

The Fund may invest in fixed and floating-rate loans, generally in the form of loan participations and assignments of such loans.

63

The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund’s portfolio to changes in interest rates.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Fund Codes

CLASS NAV	Ticker	JHHDX
	CUSIP	47803V739

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

10.37%

2006

Year-to-date:	2.82% (as of 09/30/2007)
Best quarter:	4.30% (quarter ended 12/31/2006) Worst quarter: −1.02% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	10.37%	10.24%	10/14/2005
Class NAV after tax on distributions A	6.89%	6.97%
Class NAV after tax on distributions, with sale A	6.62%	6.76%
CitiGroup High Yield TR B	11.85%	10.02%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

64

INCOME FUND

Subadviser:	Franklin Advisers

Investment Objective:	To seek to maximize income while maintaining prospects for capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

The Fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadviser considers a variety of factors, including:

•	the experience and managerial strength of the company;
•	responsiveness to changes in interest rates and business conditions;
•	debt maturity schedules and borrowing requirements;
•	the company’s changing financial condition and market recognition of the change; and
•	a security’s relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”), but is not currently expected to invest more than 50% of its total assets in such securities. Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) are considered investment grade. Below investment grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody’s, or unrated, but deemed by the subadviser to be of comparable quality, generally pay higher yields but involve greater risks than investment grade securities.

The Fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts (ADRs).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS NAV	Ticker	JIMAX
	CUSIP	41015H46

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

INVESTMENT QUALITY BOND FUND

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To provide a high level of current income consistent with the maintenance of principal and liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

The subadviser’s investment decisions derive from a three-pronged analysis, including:

•	sector analysis,
•	credit research, and
•	call protection.

65

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall Fund. Factors considered include:

•	relative valuation of available alternatives,
•	impact on portfolio yield, quality and liquidity, and
•	impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the Fund’s net assets are invested in bonds and debentures, including:

•	marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or Standard & Poor’s at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities and commercial mortgage-backed securities;
•	securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities; and
•	cash and cash equivalent securities which are authorized for purchase by the Money Market Fund.

The balance (no more than 20%) of the Fund’s net assets may be invested in below investment grade bonds and other securities including privately placed debt securities:

•	U.S. and foreign debt securities,
•	preferred stocks,
•	convertible securities (including those issued in the Euromarket),
•	securities carrying warrants to purchase equity securities, and
•	non-investment grade and investment grade non-U.S. dollar fixed income securities, including up to 5% emerging market fixed income securities.

In pursuing its investment objective, the Fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P’s (or, if unrated, are deemed of comparable quality as determined by the subadviser). The high yield sovereign debt securities in which the Fund will invest are described below under “Strategic Bond Fund”. No minimum rating standard is required for a purchase of high yield securities by the Fund. While the Fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the Fund to exceed this 20% maximum.

The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund’s portfolio to changes in interest rates.

The Fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transaction risks
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Fund Codes

CLASS NAV	Ticker	JHQBX
	CUSIP	47803V630

66

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

3.62%

2006

Year-to-date:	3.39% (as of 09/30/2007)
Best quarter:	3.73% (quarter ended 09/30/2006) Worst quarter: −0.93% (quarter ended 03/31/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	3.62%	3.93%	10/14/2005
Class NAV after tax on distributions A	1.83%	2.19%
Class NAV after tax on distributions, with sale A	2.32%	2.33%
Combined IndexB,C	3.86%	3.66%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

CThe Combined Index is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index, and 10% MSCI World Paper & Forest Products Index.

MONEY MARKET FUND

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To obtain maximum current income consistent with preservation of principal and liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests in high quality, U.S. dollar denominated money market instruments.

The subadviser may invest the Fund’s assets in high quality, U.S. dollar denominated money market instruments of the following types:

•	obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the Fund must be payable in U.S. dollars);
•	certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of

67

U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);

•	commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by Standard & Poor’s) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the Fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality;
•	corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as “Aa” or higher by Moody’s or “AA” or higher by Standard & Poor’s);

•	short-term obligations issued by state and local governmental issuers;
•	securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
•	repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the Fund’s investments will mature in 397 days or less and the Fund maintains a dollar-weighted average Fund maturity of 90 days or less. By limiting the maturity of their investments, the Fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the Fund invests only in securities which the Fund’s Board of Trustees determine to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund also intends to maintain, to the extent practicable, a constant per share NAV of $10.00. There is no assurance that the Fund will be able to do so.

The Funds may invest up to 20% of their total assets in any of the U.S. dollar denominated foreign securities described above. The Funds are not authorized to enter into mortgage dollar rolls or warrants.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in this Fund. For example, the Fund could lose money if a security purchased by the Fund is downgraded and the Fund must sell the security at less than the cost of the security.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Fixed-Income Securities risk
•	Foreign Securities risk

REAL RETURN BOND FUND

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum real return, consistent with preservation of real capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

68

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. The effective duration of this Fund normally varies within three years (plus or minus) of the duration of the benchmark index.

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies — Hedging, Derivatives and Other Strategic Transactions Risk” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Fund Codes

CLASS NAV	Ticker	JHRRX
	CUSIP	47803X602

69

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

0.35%

2006

Year-to-date:	5.55% (as of 09/30/2007)
Best quarter:	3.38% (quarter ended 9/30/2006) Worst quarter: −1.72% (quarter ended 03/31/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	0.35%	0.58%	10/14/2005
Class NAV after tax on distributions A	-0.82%	-0.66%
Class NAV after tax on distributions, with sale A	0.25%	-0.21%
Lehman Global Real USTIPS TR	0.41%	1.50%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

SPECTRUM INCOME FUND

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek a high level of current income with moderate share price fluctuation.

Investment Strategies:	Under normal market conditions, the Fund diversifies its assets widely among various fixed income and equity market segments. The Fund seeks to maintain broad exposure primarily to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The Fund normally invests in investment-grade corporate, high-yield, and foreign and emerging market fixed income securities, income-oriented stocks, short-term securities, asset-backed and mortgage related securities and U.S. government and agency securities. The Fund will also seek equity income through investments in dividend-paying stocks. Cash reserves will be invested in money market securities and shares of T. Rowe Price money market funds.

Fixed income securities may be of short-, intermediate- and long-term maturities, and will comprise a range of credit qualities with either fixed or floating interest rates. The Fund’s fixed income investments will typically include investment grade corporate securities and asset-backed and mortgage-related securities, bank loan participations and assignments, and there is no limit on the Fund’s investments in these securities. The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P, Moody’s or Fitch). Under normal circumstances, no more than 15% of the asset-backed securities purchased for the Fund will be rated less than A- by the three rating agencies. The lowest rating would apply in the case of split-rated asset-backed securities rated by the three rating agencies. Mortgage-related investments could include mortgage dollar rolls and investments in more volatile stripped mortgage securities and collateralized mortgage obligations. The Fund may invest a substantial portion (up to 40% of its total assets) in below-investment grade fixed income securities (or if unrated, of equivalent quality as determined by the subadviser), commonly known as “junk bonds.” Junk bonds involve a higher degree of credit risk and

70

price volatility than other, higher-rated fixed income securities. The Fund may invest in U.S. government securities and municipal securities (including Treasury Inflation- Protected Securities or “TIPs”), GNMAs, and other agency-related fixed income securities, and there is no limit on the Fund’s investment in these securities. The Fund may also invest up to 45% of its total assets in foreign government and emerging market fixed income securities (excluding Yankee bonds). Foreign currency forwards, options and futures may be used to protect the Fund’s foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other securities.

Individual fixed income securities are selected by a team of T. Rowe Price portfolio managers using the firm’s fundamental research and credit analysis. In evaluating fixed income securities, the portfolio managers will consider a variety of factors including the issuer’s financial condition and operating history, the depth and quality of its management, and its sensitivities to economic conditions. Portfolio managers will also consider the issuer’s debt levels and ability to service its outstanding debt, its access to capital markets and external factors such as the economic and political conditions in the issuer’s country.

The Fund’s equity investments, which will be limited to 40% of total assets, will be selected using a value-oriented investment strategy with a focus on large-cap, dividend-paying common stocks. Preferred stocks and securities convertible into equity securities may also be purchased. The subadviser invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. Other than the specific investment limits described above, there is no minimum or maximum percentage of assets which the subadviser will invest in any particular type of fixed income security. In managing the Fund, the subadviser may vary the allocation of the Fund’s assets to a particular market segment based on their outlook for, and on the relative valuations of these market segments. When adjusting the allocations to the various markets, the subadviser rice may also weigh such factors as the outlook for the economy and market conditions, both on a global and local (country) basis, corporate earnings, and the yield advantages of one fixed income sector over another. Maturities of the Fund’s fixed income investments reflect the manager’s outlook for interest rates.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment strategy, the subadviser has the discretion to purchase some securities that do not meet the Fund’s normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories or equivalent ratings as determined by the subadviser, maturing in one year or less.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and risks associated therewith.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Fund Codes

CLASS NAV	Ticker	JHSTX
	CUSIP	47803X537

71

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

7.93%

2006

Year-to-date:	4.59% (as of 09/30/2007)
Best quarter:	3.60% (quarter ended 09/30/2006) Worst quarter: 0.02% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	7.93%	8.15%	10/24/2005
Class NAV after tax on distributions A	6.28%	6.55%
Class NAV after tax on distributions, with sale A	5.11%	5.99%
Lehman Aggregate Bond Index	4.33%	4.40%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

STRATEGIC BOND FUND

Subadviser:	Western Asset Management Company

Investment Objective:	To seek a high level of total return consistent with preservation of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.

The Fund’s assets may be allocated among the following five sectors of the fixed income market:

•	U.S. government obligations,
•	investment grade domestic corporate fixed income securities,
•	below investment grade or non-investment grade high yield corporate fixed income securities,
•	mortgage-backed and asset-backed securities and
•	investment grade and below investment grade or non-investment grade high yield international fixed income securities.

The Fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the subadviser. Below investment grade securities are commonly referred to as “junk bonds.”

The subadviser will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from the Fund which is invested in these securities without incurring undue risks to principal value. The allocation decisions are based on the subadviser’s analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.

72

In making this determination, the subadviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. The subadviser also relies on its own assessment of economic and market conditions on both a global and local (country) basis. The subadviser considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The Fund’s assets may not always be allocated to the highest yielding securities if the subadviser believes that such investments would impair the Fund’s ability to preserve shareholder capital. The subadviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The Fund does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

The types and characteristics of the U.S. government obligations, mortgage-backed and asset-backed securities and investment grade corporate and international fixed income securities purchased by the Fund are set forth in the section entitled “Other Instruments” in the SAI. The types and characteristics of the money market securities purchased by the Fund are similar to the investment objective to obtain maximum current income consistent with preservation of principal and liquidity. Potential investors should review these other discussions in considering an investment in shares of the Fund. The Fund may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of the Fund’s net assets may be invested in foreign securities. The subadviser has discretion to select the range of maturities of the various fixed income securities in which the Fund invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

The high yield sovereign fixed income securities in which the Fund may invest are U.S. dollar-denominated and non-dollar-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. The subadviser expects that these countries will consist primarily of those which have issued or have announced plans to issue Brady Bonds, but the Fund is not limited to investing in the debt of such countries. Brady Bonds are debt securities issued under the framework of the Brady Plan.

Although the subadviser does not anticipate investing in excess of 75% of the Fund’s net assets in domestic and developing country fixed income securities that are rated below investment grade, the Fund may invest a greater percentage in such securities when, in the opinion of the subadviser, the yield available from such securities outweighs their additional risks. By investing a portion of the Fund’s assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, the subadviser seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the Fund may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody’s or S&P (i.e., rated “C” by Moody’s or “CCC” or lower by S&P).

In light of the risks associated with investing in high yield corporate and sovereign debt securities, the subadviser considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:

Corporate Debt Securities		Sovereign Debt Instruments

•	issuer’s financial condition	•	economic and political conditions within the issuer’s country
•	issuer’s sensitivity to economic conditions and trends	•	issuer’s external and overall debt levels, and its ability to pay principal and interest when due
•	issuer’s operating history	•	issuer’s access to capital markets and other sources of funding
•	experience and track record of the issuer’s management	•	issuer’s debt service payment history

The subadviser also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund’s ability to achieve its investment objective may be more dependent on the subadviser’s credit analysis than would be the case if it invested in higher quality debt securities.

The Fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

73

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Fund Codes

CLASS NAV	Ticker	JHSBX
	CUSIP	47803X784

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

6.85%

2006

Year-to-date:	1.27% (as of 09/30/2007)
Best quarter:	4.60% (quarter ended 09/30/2006) Worst quarter: −0.80% (quarter ended 6/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	6.85%	6.83%	10/14/2005
Class NAV after tax on distributions A	4.45%	4.59%
Class NAV after tax on distributions, with sale A	4.37%	4.47%
Lehman Aggregate Bond Index	4.33%	4.57%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

74

STRATEGIC INCOME FUND

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek a high level of current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in foreign government and corporate debt securities from developed and emerging markets U.S. Government and agency securities and domestic high yield bonds.

The Fund may also invest in preferred stock and other types of debt securities, including domestic corporate debt securities and mortgage-backed securities.

Although the Fund may invest up to 10% of its total assets in securities rated as low as D (in default) by S&P or Moody’s (and their unrated equivalents), it generally intends to keep its average credit quality in the investment grade. There is no limit on the Fund’s average maturity.

The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the Fund’s total assets will be invested in asset-backed securities rated less than A by both rating agencies.

In managing the Fund, the subadviser allocates assets among the three major types of securities based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the Fund’s assets in any one sector.

Within each types of security, the subadviser looks for investments that are appropriate for the overall Fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The Fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the Fund may invest up to 10% of net assets in domestic or foreign stocks.

The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Fund Codes

CLASS NAV	Ticker
	CUSIP	41015E783

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

TOTAL RETURN FUND

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum total return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund’s assets

75

committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The Fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies — Hedging and Other Strategic Transactions” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security , including short sales “against the box.”

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Fund Codes

CLASS NAV	Ticker	JHTRX
	CUSIP	47803X743

76

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

3.52%

2006

Year-to-date:	4.60% (as of 09/30/2007)
Best quarter:	3.82% (quarter ended 09/30/2006) Worst quarter: −0.66% (quarter ended 03/31/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	3.52%	3.83%	10/14/2005
Class NAV after tax on distributions A	2.01%	2.39%
Class NAV after tax on distributions, with sale A	2.28%	2.43%
Lehman Aggregate Bond Index	4.33%	4.57%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

U.S. GOVERNMENT SECURITIES FUND

Subadviser:	Western Asset Management Company

Investment Objective:	To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The Fund may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

The Fund invests in:

•	mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the “modified pass-through” type of mortgage-backed security (“GNMA Certificates”). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;
•	U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);
•	obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the

77

U.S. Government (including repurchase agreements collateralized by these obligations);

•	mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association;
•	futures contracts or financial instruments and indices; and
•	collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

As noted above, the Fund may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Fund Codes

CLASS NAV	Ticker	JHUSX
	CUSIP	47803X693

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

4.33%

2006

Year-to-date:	2.31% (as of 09/30/2007)
Best quarter:	3.45% (quarter ended 09/30/2006) Worst quarter: −0.23% (quarter ended 06/30/2006)

78

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	4.33%	4.16%	10/14/2005
Class NAV after tax on distributions A	2.78%	2.68%
Class NAV after tax on distributions, with sale A	2.80%	2.69%
Citigroup 1-10yr Treasury TRB	3.55%	3.45%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

U.S. HIGH YIELD BOND FUND

Subadviser:	Wells Capital Management, Incorporated

Investment Objective:	To seek total return with a high level of current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as “junk bonds” or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

The subadviser actively manages a diversified portfolio of below investment grade debt securities (often called “junk bonds” or high yield securities). The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a “bottom-up” approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers’ long-term prospects and focus on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The subadviser’s research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

The subadviser purchases securities for the Fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers which it believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the Fund consists of income earned on the Fund’s investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer.

Under normal circumstances, the subadviser invests:

•	Up to 15% of total assets in any one industry; and
•	Up to 5% of total assets in any one issuer.

The subadviser will generally invest in below investment grade debt securities that are rated at least “Caa” by Moody’s or “CCC” by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the Fund’s securities is expected to be at least B- as rated by S&P.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk

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•	Fixed-Income Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS NAV	Ticker	JHHLX
	CUSIP	47803X529

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

9.64%

2006

Year-to-date:	3.10% (as of 09/30/2007)
Best quarter:	3.67% (quarter ended 12/31/2006) Worst quarter: −0.09% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	9.64%	9.65%	10/14/2005
Class NAV after tax on distributions A	7.24%	7.26%
Class NAV after tax on distributions, with sale A	6.20%	6.80%
Merrill US High Yield Master II Constrained Index	10.71%	9.45%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

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HYBRID FUNDS

CORE ALLOCATION PLUS FUND

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek total return, consisting of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Under normal circumstances the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed income instruments and will generally reflect the subadviser’s long term, strategic asset allocation analysis. The subadviser anticipates adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity or equity-related securities or instruments, the subadviser relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed income or fixed-income related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser.

The Fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to common stock, preferred stock, depositary receipts (including American Depository Receipts and Global Depository Receipts), index-related securities (including exchange traded funds), real estate investment structures (including real estate investment trusts (“REITs”)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes, and other similar equity equivalents. These equity and equity-related instruments may include equity securities of, or derivatives linked to, emerging market issuers or indexes.

The Fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents, including but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents, and other fixed-income securities, as well as derivatives related to interest rates, currencies and fixed-income securities and instruments. These debt obligations may include non-investment grade and emerging market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity, or index, or to other securities, groups of securities, or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The Fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products. For purposes of the Fund’s investment policies, derivative instruments will be classified as equity- or fixed-income related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	ETFs Risk
•	Fixed Income Securities risk
•	Foreign Securities Risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	IPOs risk
•	Issuer risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Real Estate Securities risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	—
	CUSIP	—

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Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

GLOBAL ALLOCATION FUND

Subadviser:	UBS Global Asset Management (Americas) Inc.

Investment Objective:	To seek total return, consisting of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities and equity securities.

The Fund is a multi-asset fund and invests in each of the major asset classes: U.S. fixed income, U.S. equities, international fixed income and international equities, based upon the subadviser’s assessment of prevailing market conditions in the U.S. and abroad.

Within the equity portion of the Fund, the subadviser selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the subadviser’s assessment of what a security is worth. The subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company’s current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund. The comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

While the subadviser’s investment decisions with respect to the equity portion of the portfolio are based primarily on price/value discrepancies as identified by its fundamental valuation process, under certain circumstances the subadviser may utilize growth-oriented strategies within the U.S. equity asset class for a portion of the allocation to manage risk exposures; but only after subjecting such strategies to a rigorous due diligence process to judge their suitability for the Fund.

To invest in growth equities, the subadviser will seek to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics.

In selecting fixed income securities, the subadviser uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the subadviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. The Fund may invest in both investment grade and high yield (lower-rated) securities (sometimes referred to as “junk bonds”).

The subadviser’s fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration measures a fixed income security’s price sensitivity to interest rates by indicating the approximate change in a fixed income security’s price if interest rates move up or down in one percent (1%) increments. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The subadviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The Fund’s risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. The subadviser actively manages the Fund. As such, increased Fund turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investment in equity securities may include common stock, preferred stock, IPOs and ETFs. The Fund may invest in certain issuers by investing in other open-end investment companies, including investment companies advised by the subadviser, to the extent

82

permitted by applicable law. In addition, the Fund attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	ETFs risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS NAV	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

83

SPECIALTY FUNDS

GLOBAL REAL ESTATE FUND

Subadviser:	Deutsche Investment Management Americas Inc. (“DIMA”)

-RREEF America (“DIMA RREEF”) L.L.C. provides sub-subadvisory services to DIMA in its management of the Global Real Estate Fund

Investment Objective:	To seek a combination of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. REITs, foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The Fund will be invested in issuers located in at least three different countries, including the U.S.

The Fund may also invest its assets in short-term debt securities, notes, bonds, securities of companies not principally engaged in real estate, stock index futures contracts and similar instruments and American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

A company is considered to be a real estate operating company if, in the opinion of the subadviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

The subadviser looks for real estate securities it believes will provide superior returns to the Fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadviser tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a global network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The subadviser also considers the effect of the real estate securities markets in general when making investment decisions. The subadviser does not attempt to time the market.

The Fund may realize some short-term gains or losses if the subadviser chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

The subadviser’s U.S. fund management team will select all North and South American investments. Foreign investments will be selected by fund management teams within affiliates of the subadviser under common control with Deutsche Bank AG, the indirect parent company of the subadviser. All fund management teams will contribute to the global regional allocation process.

Description of REITs
A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Based on its recent practices, the subadviser expects that the Fund’s assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs. While a REIT is an entity defined by U.S. tax laws, various countries have created entities similar to REITs.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

84

•	High Portfolio Turnover risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Real Estate Securities risk

Fund Codes

CLASS NAV	Ticker	JHAMX
	CUSIP	41015E304

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

NATURAL RESOURCES FUND

Subadviser:	Wellington Management Company LLP

Investment Objective:	To seek long-term total return.

Investment Strategies:	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The Fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The Fund invests in four major sectors: 1) energy, 2) metals and mining, 3) forest products and 4) other natural resource-based companies which are described below.

Energy.  The energy sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining.  The metals and mining sector includes companies engaged in exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products.  The forest products sector includes timber, pulp and paper product companies.

Other Natural Resources-Based Companies.  Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer, and miscellaneous raw materials.

The Fund’s “normal” allocation across the natural resources sectors is approximately:

•	60% — Energy and energy related
•	30% — Metals and mining
•	10% — Forest products, miscellaneous commodities companies, and non-ferrous metals.

The “normal” sector allocation reflects the subadviser’s view on availability and relative attractiveness of investment opportunities within the natural resources area. The Fund’s sector allocation might differ significantly from this “normal” allocation at any specific point in time.

The subadviser uses a value-based approach to invest in a broad range of natural resources sectors. The subadviser utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal market conditions the Fund is fully invested.

Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of the subadviser’s analysis is understanding the economic and political dynamics of each of these countries. The Fund may invest without limitation in foreign securities, including emerging markets. The Fund utilizes currency hedging to protect the value of the Fund’s assets when the subadviser deems it advisable to do so.

The subadviser utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the Fund on the basis of relative attractiveness. The subadviser uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk

85

•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS NAV	Ticker	JHNRX
	CUSIP	47803V135

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

21.34%

2006

Year-to-date:	32.96% (as of 09/30/2007)
Best quarter:	13.25% (quarter ended 03/31/2006) Worst quarter: −7.45% (quarter ended 09/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	21.34%	25.51%	10/14/2005
Class NAV after tax on distributions A	19.23%	23.67%
Class NAV after tax on distributions, with sale A	13.95%	20.72%
Combined Index B,C	24.08%	18.56%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

CThe Combined Index is comprised of 50% of the return of the Lehman Brothers Government Bond Index and 50% of the return of the Lehman Brothers Credit Bond Index.

86

REAL ESTATE EQUITY FUND

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term growth through a combination of capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least 50% of assets to, real estate activities.

The Fund is likely to maintain a substantial portion of assets in REITs. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from rentals. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. The Fund generally invests in equity REITs. Other investments in the real estate industry may include real estate operating companies, brokers, developers, and builders of residential, commercial, and industrial properties; property management firms, finance, mortgage, and mortgage servicing firms; construction supply and equipment manufacturing companies; and firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

The types of properties owned, and sometimes managed, by REITs include: office buildings, apartments and condominiums, retail properties, industrial and commercial sites, hotels and resorts, health care facilities, manufactured housing, self-storage facilities, leisure properties and special use facilities.

REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. For this reason and others, a fund investing in REITs provides investors with an efficient, low-cost means of diversifying among various types of property in different regions.

The Fund will not own real estate directly and will have no restrictions on the size of companies selected for investment. Up to 20% of the Fund’s net assets may be invested in companies deriving a substantial portion of revenues or profits from servicing real estate firms or in companies unrelated to the real estate business.

Stock selection is based on fundamental, bottom-up analysis that generally seeks to identify high-quality companies with both good appreciation prospect and income-producing potential. Factors considered by the subadviser in selecting real estate companies include one or more of the following: relative valuation; free cash flow; undervalued assets; quality and experience of management; type of real estate owned; and the nature of a company’s real estate activities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 25% of total assets), convertible securities, futures, and options, in keeping with the objectives of the Fund. The Fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. The Fund may purchase up to 10% of its total assets in any type of non-investment grade debt securities (or “junk bond”) including those in default. Fund investments in convertible securities are not subject to this limit. Below investment grade bonds or junk bonds can be more volatile and have greater risk of default than investment grade bonds.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

87

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk
•	Real Estate Securities risk

Fund Codes

CLASS NAV	Ticker	JHAZX
	CUSIP	41015E825

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

REAL ESTATE SECURITIES FUND

Subadviser:	Deutsche Investment Management Americas Inc. -RREEF America (“DIMA RREEF”) L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Fund

Investment Objective:	To seek to achieve a combination of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of REITs and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of DIMA RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

DIMA RREEF looks for real estate securities it believes will provide superior returns to the Fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, DIMA RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers DIMA RREEF believes will be the most profitable to the Fund. DIMA RREEF also considers the effect of the real estate securities markets in general when making investment decisions. DIMA RREEF does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The Fund may realize some short-term gains or losses if DIMA RREEF chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

Based on its recent practices, DIMA RREEF expects that the Fund’s assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs.

When DIMA RREEF believes that it is prudent, the Fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged

88

in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the Fund’s cash assets remain liquid while performing more like stocks).

The Fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Non-Diversification risk
•	Real Estate Securities risk

Fund Codes

CLASS NAV	Ticker	JHREX
	CUSIP	47803X404

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

SCIENCE & TECHNOLOGY FUND

Subadviser:	T. Rowe Price Associates, Inc. (“T. Rowe Price”) and RCM Capital Management LLC (“RCM”)

Investment Objective:	To seek long-term growth of capital. Current income is incidental to the Fund’s objective.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:
50%* T. Rowe Price
50%* RCM

*Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

In managing its portion of the Fund, RCM may enter into short sales including short sales against the box.

Some industries likely to be represented in the Fund include:

•	Computers including hardware, software and electronic components
•	telecommunications
•	media and information services
•	environmental services
•	e-commerce
•	life sciences and health care, including pharmaceuticals, medical devices, and biotechnology
•	chemicals and synthetic materials
•	defense and aerospace

While most of the Fund’s assets are invested in U.S. common stocks, the Fund may also purchase other types of securities, including U.S. and non-U.S. dollar denominated foreign securities, convertible stocks and bonds, and warrants in keeping with its objectives.

Stock selection for the Fund generally reflects a growth approach based on an assessment of a company’s fundamental prospects for above-average earnings, rather than on a company’s size. As a result, Fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records of developing and marketing

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technological advances. The Fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The Fund may invest in suitable technology companies through IPOs.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risk associated therewith.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transaction risk
•	High Portfolio Turnover risk
•	Industry or Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Non-Diversified Fund risk
•	Small and Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

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INDEX FUNDS

INDEX 500 FUND

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the Index 500 Fund’s investments in certain instruments, such as index futures, total return swaps and ETFs have similar economic characteristics as securities that are in the S&P 500 Index. As of November 30, 2007, the market capitalizations of companies included in the S&P 500 Index ranged from $1.09 billion to $487.14 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

Use of Hedging and Other Strategic Transactions
The Fund may invest in futures contracts and Depository Receipts. The Fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under “Hedging and Other Strategic Transactions” in the SAI.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Issuer risk

Fund Codes

CLASS NAV	Ticker	—
	CUSIP	47803M192

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

TOTAL BOND MARKET FUND

Subadviser:	Declaration Management & Research LLC

Investment Objective:	Seeks to track the performance of the Lehman Brothers Aggregate Bond Index (the “Lehman Index”) (which represents the U.S. investment grade bond market).

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in securities listed in this index.

The Fund attempts to match the performance of the Lehman Index by holding a representative sample of the securities that comprise the Lehman Index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track the Lehman Index, typically will be unable to match the performance of the index exactly. The Lehman Index composition may change from time to time. The subadviser will reflect those changes in the composition of the Fund as soon as practicable.

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The Fund is an intermediate term bond fund of high and medium credit quality.

The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million including:

•	U.S. Treasury and agency securities;
•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);
•	Corporate bonds, both U.S. and foreign (if dollar denominated); and
•	Foreign government and agency securities (if dollar denominated).

The Fund may purchase other types of investments that are not in the Lehman Index. This would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

The Fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under “Hedging and Other Strategic Transactions” in the SAI.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Interest Rate risk
•	Issuer risk
•	Mortgage-Backed and Asset-Backed Securities risk

Fund Codes

CLASS NAV	Ticker	JBINX
	CUSIP	47803M184

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

INTERNATIONAL EQUITY INDEX FUND

Subadviser:	SSgA Funds Management, Inc.

Investment Objective:	Seeks to track the performance of a broad-based equity index of foreign companies, primarily in developed countries and, to a lesser extent, in emerging market countries.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”). As of November 30, 2007, the market capitalizations of companies included in the MSCI ACW ex US Index ranged from $64 million to $361.10 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the MSCI ACW ex-US Index by holding all, or a representative sample, of the securities that comprise the index. However, an index Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

The subadviser employs a passive management strategy by normally investing in all stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each stock in roughly the same proportion as represented by the index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the index. The index composition changes from time to time. The subadviser will reflect those changes in the composition of the Fund as soon as practicable.

The Fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although the Fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

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The Fund may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain ETFs, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk

Fund Codes

CLASS NAV	Ticker	—
	CUSIP	—

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

26.40%

2006

Year-to-date:	16.93% (as of 09/30/2007)
Best quarter:	10.96% (quarter ended 12/31/2006) Worst quarter: −0.16% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	26.40	30.55	10/28/2005
Class NAV after tax on distributions A	25.20	29.03
Class NAV after tax on distributions, with sale A	17.15	25.15
MSCI AC World Ex U.S. Gross Total Return	27.16	31.33

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

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MID CAP INDEX FUND

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 400 Mid Cap Index and (b) securities (which may or may not be included in the S&P Mid Cap 400 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of November 30, 2007, the market capitalizations of companies included in the S&P 400 Mid Cap Index ranged from $56 million to $5.15 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the S&P 400 Mid Cap Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

The Fund may invest in futures contracts and Depository Receipts. The Fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under “Hedging and Other Strategic Transactions” in the SAI.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Issuer risk
•	Medium and Smaller Company risk

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

9.76%

2006

Year-to-date:	10.58% (as of 09/30/2007)
Best quarter:	7.50% (quarter ended 03/31/2006) Worst quarter: −3.31% (quarter ended 06/30/2006)

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Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	9.76	14.72	10/28/2005
Class NAV after tax on distributions A	9.55	14.47
Class NAV after tax on distributions, with sale A	6.34	12.39
S&P Mid Cap 400 Total Return	10.31	13.88

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

SMALL CAP INDEX FUND

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund invests, at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Russell 2000 Index and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of November 30, 2007, the market capitalizations of companies included in the Russell 2000 Index ranged from $19 million to $5.08 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Issuer risk
•	Medium and Smaller Company risk

95

Past Performance

This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

17.64%

2006

Year-to-date:	2.73% (as of 09/30/2007)

Best quarter:	13.80% (quarter ended 03/31/2006) Worst quarter: −5.14% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

NAV before tax	17.64%	20.58%	10/28/2005
NAV after tax on distributions A	16.22%	19.29%
NAV after tax on distributions, with sale A	11.50%	16.80%
Russell 2000 Total Return B	18.37%	21.52%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

TOTAL STOCK MARKET INDEX FUND

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund invests, at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Dow Jones Wilshire 5000 Index and (b) securities (which may or may not be included in the Dow Jones Wilshire 5000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of November 30, 2007, the market capitalizations of companies included in the Dow Jones Wilshire 5000 Index ranged from less than $19 million to $487.14 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the Dow Jones Wilshire 5000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically

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will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Issuer risk
•	Medium and Smaller Company risk

Fund Codes

CLASS NAV	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

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ADDITIONAL INFORMATION ABOUT
THE FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES

Risks of Investing in Certain Types of Securities

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active Management Risk

Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Credit and Counterparty Risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the counter (“OTC”) derivatives contract, see “Hedging, Derivatives and Other Strategic Transactions Risk,” or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Distressed Investments Risk

The Fund invests in distressed investments including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, many of which are not publicly traded and which may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally

98

expected. If the subadviser’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the Fund’s original investment.

Equity Securities Risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value Investing Risk.  Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Growth Investing Risk.  Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange Traded Funds (“ETFs”) Risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed Income Securities Risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest Rate Risk.  Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit Quality Risk.  Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment Grade Fixed Income Securities in the Lowest Rating Category Risk.  Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment

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characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed Income Securities Risk and High Yield Securities Risk.  Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on Subadviser’s Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed Income Securities.  Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities.  Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities Risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign Securities Risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less

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governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency Risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, Derivatives and Other Strategic Transactions Risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other Strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the Statement of Additional Information.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties,

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there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

High Portfolio Turnover Risk

A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Index Management Risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or Sector Investing Risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

Banking Risk.  Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry Risk.  A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

Health Sciences Risk.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

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Insurance Risk.  Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies Risk.  Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Telecommunications Risk.  Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology Related Risk.  A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described below under “Small and Medium Sized Companies Risk.”

Initial Public Offerings (“IPOs”) Risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer Risk

An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Loan Participations Risk

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any

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such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-Backed Securities.  Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized Mortgage Obligations.  A fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities.  Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-Diversified Fund Risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

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Real Estate Securities Risk

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

•	Declines in the value of real estate;
•	Risks related to general and local economic conditions;
•	Possible lack of availability of mortgage funds;
•	Overbuilding;
•	Extended vacancies of properties;
•	Increased competition;
•	Increases in property taxes and operating expenses;
•	Changes in zoning laws;
•	Losses due to costs resulting from the clean-up of environmental problems;
•	Liability to third parties for damages resulting from environmental problems;
•	Casualty or condemnation losses;
•	Limitations on rents;
•	Changes in neighborhood values and the appeal of properties to tenants; and
•	Changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Companies Risk” below for a discussion of the risks associated with invests in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

Short Sales Risk

The funds may make short sales of securities.  This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Medium and Smaller Company Risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds

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that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Stripped Securities Risk

Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Additional Information About the Funds’ Principal Investment Policies

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

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Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued Securities/Forward Commitments

In order to help ensure the availability of suitable securities, a fund may purchase debt or equity securities on a “when-issued” or on a “forward commitment” basis. These terms mean that the obligations will be delivered to the fund at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a fund will maintain on its records liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

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YOUR ACCOUNT

Class NAV Shares

Class NAV shares are sold to certain affiliated funds, each of which is a fund of funds that invests in various other funds of JHF II and John Hancock Funds III. Class NAV shares are also sold to retirement plans and to certain institutional investors, including the Education Trust of Alaska, the issuer of interests in the John Hancock Freedom 529 plan.

Other classes of shares of the Funds, which have their own expense structures, may be offered in separate prospectuses.

Transaction Policies

Valuation of shares.  The net asset value per share (“NAV”) is determined for each fund and class as of the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time) on each business day that the New York Stock Exchange is open. Securities held by a fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by a fund are valued at fair value as determined in good faith by the Board of Trustees of JHF II. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by a fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of a fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, a fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by a fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of a fund’s shares reflects the value of a fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if a fund sold it.

Purchase and Redemption Prices.  When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

Execution of Requests.  The Funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

In unusual circumstances, any Fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive Trading.  The Funds are intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a Fund can disrupt Fund investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to Reject or Restrict Purchase and Exchange Orders.  Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, a Fund may in its discretion restrict, reject or

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cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on Exchange Activity” described below if a Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund or otherwise not be in a Fund’s best interest in light of unusual trading activity related to your account. In the event a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the Fund’s NAVs at the conclusion of the delay period. Each Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange Limitation Policies.  The Board of Trustees has adopted the following policies and procedures by which the Funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on Exchange Activity.  Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since Funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of a Fund’s shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a Fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, a Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the Ability to Detect and Curtail Excessive Trading Practices.  Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or

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other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive Trading Risk.  To the extent that a Fund or its agents are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of the Fund, and may result in a Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in Fund transactions. Increased Fund transactions and use of the line of credit would correspondingly increase a Fund’s operating costs and decrease a Fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any Fund, certain types of Funds are more likely than others to be targets of excessive trading. For example:

•	A Fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
•	A Fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. Each Fund may have significant investments in foreign securities.
•	A Fund that invests a significant portion of its assets in below-investment grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a Fund’s portfolio. A Fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a Fund that invests in highly liquid securities. These risks would be less significant, for example, in a Fund that primarily invests in U.S. government securities, money market instruments, investment grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of a Fund shares held by other shareholders.

Dividends and Account Policies

Dividends.  Dividends from the net investment income and the net capital gain, if any, for a Fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of a Fund or paid in cash.

Taxability of Transactions.  Dividends received by a Fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Fund’s long-term capital gains are taxable at a lower rate. Any time you redeem or exchange shares, it is considered a taxable event for you.

Account Statements.  The Funds will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Disclosure of Fund portfolio holdings.  The Funds’ Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of the Funds will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Funds. In addition, the ten largest holdings of the Funds will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the Funds files their Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The Funds’ Form N-CSR and Form N-Q will contain the Funds’ entire portfolio holdings as of the applicable calendar quarter end.

Broker Compensation and Revenue Sharing Arrangements

NAV shares of the Funds are sold to the JHF II Portfolios and may in the future be sold to other series.

Other shares of the Funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and
•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in

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the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

For a description of these compensation and revenue sharing arrangements, see the prospectuses and statement of additional information for the JHF II Portfolios. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through the Adviser’s profit on the advisory fee on the Funds.

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FUND DETAILS

Business Structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Funds.

The Trustees have the power to change the respective investment goal of each of the Funds without shareholder approval.

The Trustees have the power to change the focus of the investment policy of each of the Funds that provides for the investment of a specified percentage of its assets in particular securities or geographic regions without shareholder approval. Particular Funds will provide written notice to shareholders at least 60 days prior to a change in their 80% investment policy, as required under the 1940 Act and disclosed in the SAI.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Manages the Funds business and investment activities.

Subadviser

Provides portfolio management to the Funds.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Holds the Funds’ assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund’s NAV.

Principal distributor

John Hancock Funds, LLC

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Management Fees

As full compensation for its services, the Adviser receives a fee from each Fund.

The fee for each Fund is calculated by applying to the net assets of the Fund an annual fee rate, which is determined based on the application of the annual percentage rates for the Fund to the “aggregate net assets” of the Fund. “Aggregate net assets” of a Fund include the net assets of the Fund and the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) that have the same subadviser as the Fund. If a Fund and such other Fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for a Fund. The fee for each Fund is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the applicable annual fee rate by the value of the net assets of a Fund at the close of business on the previous business day of a Fund.

The schedule of the annual percentage rates of the management fees for the Funds are set forth in Appendix A hereto.

A discussion regarding the basis of the Board of Trustees’ approving the investment advisory and subadvisory contracts of the Funds is available in the Funds’ annual report to shareholders for the period ended August 31, 2007.

Subadviser Information and Management Biographies

The Adviser has entered into subadvisory agreements with the subadvisers to the Funds. Under these agreements, the subadvisers manage the assets of the Funds, subject to the supervision of the Adviser and the Trustees of JHF II. Each subadviser formulates a continuous investment program for each Fund it subadvises, consistent with the Fund’s investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHF II with respect to the implementation of such programs.

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Subadvisory Fees.  Each subadviser is compensated by the Adviser, subject to Board approval, and not by the Fund or Funds which it subadvises.

Additional information about each portfolio manager including compensation, other accounts managed and Fund holdings is found in the SAI.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a Fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, a Fund is able from time to time to change Fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or a Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the Funds, including a brief summary of the portfolio managers’ business careers over the past five years. The SAI includes additional details about the Funds’ portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of Fund securities.

A I M Capital Management, Inc. (“AIM”)

AIM is an indirect wholly owned subsidiary of A I M Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. A I M Management Group, Inc. is a holding company engaged in the financial services business and is a wholly owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. A I M, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

Fund	Portfolio Managers

All Cap Growth Fund*	Lanny H. Sachnowitz
Kirk L. Anderson
James G. Birdsall
Robert J. Lloyd
Small Company Growth Fund**	Juliet S. Ellis
Juan R. Hartsfield

•	Kirk L. Anderson. Portfolio Manager; associated with AIM and/or its affiliates since 1994.
•	James G. Birdsall. Portfolio Manager; associated with AIM and/or its affiliates since 1995.
•	Juliet S. Ellis. Senior Portfolio Manager; associated with AIM and/or its affiliates since 2004; formerly a Managing Director of JPMorgan Fleming Asset Management.
•	Juan R. Hartsfield. Portfolio Manager; associated with AIM and/or its affiliates since 2004; formerly a co-portfolio manager in the JPMorgan Fleming Asset Management.
•	Robert J. Lloyd. Portfolio Manager, associated with AIM and/or its affiliates since 2000.
•	Lanny H. Sachnowitz. Senior Portfolio Manager; associated with AIM and/or its affiliates since 1987. As the lead manager for the All Cap Growth Fund, Mr. Sachnowitz generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

*The portfolio managers for the All Cap Growth Fund are assisted by the subadviser’s Large/Multi-Cap Growth Team, which is comprised of portfolio managers and research of the subadviser.

**The portfolio managers for the Small Company Growth Fund are similarly assisted by the subadviser’s Small Cap Core/Growth Team.

With respect to each of these teams, members are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations, but do not have day-to-day management responsibilities with respect to the Funds’ portfolios.

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American Century Investment Management, Inc. (“American Century”)

American Century has been managing mutual funds since 1958. Its headquarters are located at 4500 Main Street, Kansas City, Missouri 64111.

Fund	Portfolio Managers

Small Company Fund	Wilhelmine von Turk
Thomas P. Vaiana
Brian Ertley
Vista Fund	Glenn A. Fogle
David M. Hollond
Bradley J. Eixmann

•	Bradley J. Eixmann. Portfolio Manager; joined American Century in 2002; a portfolio manager since 2007.
•	Brian Ertley. Portfolio Manager and Senior Quantitative Analyst; joined American Century in 1998; a portfolio manager since 2006.
•	Glenn A. Fogle. Senior Vice President and Senior Portfolio Manager; joined American Century in 1990; a portfolio manager since 1993.
•	David M. Hollond. Vice President and Portfolio Manager; joined American Century in 1998; a portfolio manager since 2004.
•	Wilhelmine von Turk. Vice President and Senior Portfolio Manager; joined American Century in November 1995; a portfolio manager since 2000.
•	Thomas P. Vaiana. Vice President and Portfolio Manager; joined American Century in February 1997; a portfolio manager since 2000.

BlackRock Investment Management, LLC (“BlackRock”)

BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

Fund	Portfolio Manager

Large Cap Value Fund	Robert C. Doll, Jr.

•	Robert C. Doll Jr. Senior Portfolio Manager; Vice Chairman and Director of BlackRock, Inc., and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee, and member of the BlackRock Executive Committee since 2006; President of the funds advised by Merrill Lynch Investment Managers, L.P. (“MLIM”) and its affiliates from 2005 to 2006; President and Chief Investment Officer of MLIM and Fund Asset Management, L.P. from 2001 to 2006.

Davis Selected Advisers, L.P. (“Davis”)

Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

Fund	Portfolio Managers

Fundamental Value Fund	Christopher C. Davis
Kenneth Charles Feinberg

•	Christopher C. Davis. Chairman; a Director, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.
•	Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

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Declaration Management & Research LLC (“Declaration”)

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICO”). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Active Bond Fund	Peter Farley
James E. Shallcross
Total Bond Market Fund	Peter Farley
James E. Shallcross

•	Peter Farley, CFA (since 2005). Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration’s Investment Committee.
•	James E. Shallcross (since 2005). Mr. Shallcross joined Declaration in 1991 and is an Executive Vice President and the Director of Portfolio Management. He oversees the management of all portfolios, supervises the investment staff and is a member of Declaration’s Investment Committee.

Deutsche Investment Management Americas Inc. (“DeAM” or “DIMA”)

DeAM, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DeAM provides a full range of investment advisory services to retail and institutional clients.

DeAM RREEF, located at The Hancock Building, 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation. DeAM RREEF has provided real estate investment management services to institutional investors since 1975.

Fund	Portfolio Managers

All Cap Core Fund	Julie Abbett
Jin Chen
Robert Wang
Dynamic Growth Fund	Joseph Axtell Robert Janis
Global Real Estate Fund	John F. Robertson
Daniel Ekins
John Hammond
William Leung
John W. Vojticek
Real Estate Securities Fund	Jerry W. Ehlinger
John F. Robertson
John W. Vojticek
Asad Kazim

•	Joseph Axtell, CFA. Managing Director; joined DIMA in 2001 and has over 20 years of investment industry experience.
•	Julie Abbett. Director and Senior Portfolio Manager for Global Quantitative Equity; joined DIMA in 2000; previously a consultant with equity trading services for BARRA, Inc. and a product developer at FactSet Research.
•	Jin Chen, CFA. Director and Senior Portfolio Manager for Global Quantitative Equity — Joined DIMA in 1999 and has over 12 years of investment industry experience, previously a portfolio manager for Absolute Return Strategies, after four years of experience as a fundamental equity analyst and portfolio manager of various funds in U.S. large and small cap equities at Thomas White Asset Management.
•	Daniel Ekins. Managing Director; joined DIMA in 1997 and has over 20 years of investment industry experience.
•	Robert Wang. Managing Director and Global Head of Quantitative Strategies — Joined DIMA in 1995 as senior fixed-income portfolio manager after 13 years of experience at J.P. Morgan and Co. trading fixed-income, derivatives and foreign exchange products.
•	Jerry W. Ehlinger. Managing Director — Joined DIMA in 2004 after 9 years experience as Senior Vice President at Heitman Real Estate Investment Management and at Morgan Stanley as senior research associate covering REITS.
•	John Hammond. Managing Director; joined DIMA in 2004 and has over 13 years of industry experience.

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•	Robert Janis. Managing Director; joined DIMA in 2004; previously portfolio manager for 10 years at Credit Suisse Asset Management (or its predecessor, Warburg Pincus Asset Management).
•	John F. Robertson, CFA. Managing Director, head of North American Real Estate Securities; joined DIMA in 1997.
•	John W. Vojticek. Partner — Re-joined DIMA in September 2004. Prior to that, Mr. Vojticek was a Principal at KG Redding and Associates and Managing Director of DIMA.
•	Asad Kazim. Vice President — Joined DIMA in 2002 and has over six years of industry experience, formerly as a Financial Analyst at Clarion CRA Securities.
•	William Leung. Vice President; joined DIMA in 2000 after spending three years with Merrill Lynch and one year at UBS Warburg primarily focusing on equity research in Hong Kong and China.

Dimensional Fund Advisors LP (“Dimensional”)

Dimensional was organized in May 1981 as “Dimensional Fund Advisors, Inc.,” a Delaware corporation, and in November 2006, it converted its legal name and organizational form to “Dimensional Fund Advisors LP,” a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 1299 Ocean Avenue, Santa Monica, CA 90401. Since its organization, Dimensional has provided investment management services primarily to institutional investors and mutual funds.

Dimensional uses a team approach.  The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for Funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding fund management including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland coordinates the efforts of all other portfolio managers with respect to international equity portfolios. For this reason, Dimensional has identified Ms. Umland as primarily responsible for coordinating the day-to-day management of the Funds.

Fund	Portfolio Managers

Emerging Markets Value Fund	Karen E. Umland
International Small Company Fund	Karen E. Umland

•	Karen E. Umland, Senior Portfolio Manager and Vice President of Dimensional and a member of Dimensional’s Investment Committee. She joined Dimensional in 1993 and has been responsible as portfolio manager for management of the international equity funds at Dimensional since 1998. She has served as portfolio manager of the Funds since their inception.

Franklin Advisers

Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403. Franklin Advisers is a direct wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Income Fund	Edward D. Perks, CFA
Charles B. Johnson

•	Edward D. Perks. Senior vice president and director of Global Core/Hybrid Portfolio Management for Franklin Advisers. Mr. Perks is co-lead portfolio manager for the Fund. Mr. Perks joined Franklin Templeton Investments in 1992.
•	Charles B. Johnson. Chairman of Franklin Resources, Inc. He joined Franklin Templeton Investments in 1957.

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Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”)

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of October 31, 2007, GMO managed on a worldwide basis approximately $162 billion for institutional investors such as pension plans, endowments and foundations.

Fund	Portfolio Managers

U.S. Multi-Sector Fund	U.S. Quantitative Investment Division

U.S. Quantitative Investment Division. Day-to-day management of the Fund is the responsibility of the Division. The Division’s members work collaboratively to manage the Fund, and no one person is primarily responsible for day-to-day management. The member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the Fund is:

•	Sam Wilderman. Senior member of the Division: joined GMO in 1996 and has served as co-director of U.S. equity management since 2005 and director of U.S. equity management since 2006.

Mr. Wilderman allocates responsibility for portions of the Fund to various members of the Division, oversees the implementation of trades on behalf of the Fund, reviews the overall composition of the Fund’s portfolios, and monitors cash flows.

Independence Investment LLC (“Independence”)

Independence is located at 160 Federal Street, Boston, Massachusetts 02110 and is a subsidiary of Convergent Capital Management LLC (“Convergent”). Convergent is located at 190 South LaSalle Street, Chicago, Illinois, and is a subsidiary of City National Corporation, a publicly traded financial services company located at 555 South Flower Street, Los Angeles, California.

Fund	Portfolio Managers

Small Cap Fund	Charles S. Glovsky

•	Charles S. Glovsky. Senior Vice President and Director of Small Cap strategies; joined Independence in 2000; previously worked for Dewey Square Investors, Glovsky-Brown Capital Management, State Street Research & Management, Alex Brown & Sons, and Eppler, Guerin & Turner.

Jennison Associates LLC (“Jennison”)

Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of September 30, 2007, Jennison managed in excess of $85 billion in assets.

Fund	Portfolio Managers

Capital Appreciation Fund	Michael A. Del Balso
Kathleen A. McCarragher
Spiros Segalas

•	Michael A. Del Balso. Joined Jennison in May 1972 and is a Managing Director of Jennison. He is also Jennison’s Director of Research for Growth Equity. He has managed the Fund since October 2005.
•	Kathleen A. McCarragher. Joined Jennison in May 1998 and is a Managing Director of Jennison. She is also Jennison’s Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities. She has managed the Fund since October 2005.
•	Spiros “Sig” Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He has managed the Fund since October 2005.

Mr. Del Balso generally has final authority over all aspects of the Fund investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

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Legg Mason Capital Management, Inc. (“Legg Mason”)

Legg Mason traces its history to 1982, is a subsidiary of Legg Mason, Inc., a global asset management firm structured as a holding company, and is located at 100 Light Street, Baltimore, Maryland 21202. Legg Mason serves as the investment manager for several domestic and offshore equity mutual funds.

Fund	Portfolio Manager

Core Equity Fund	Mary Chris Gay*

•	Mary Chris Gay. Ms. Gay has been employed by Legg Mason Inc. since 1988 and Legg Mason Capital Management, Inc. since 1989. She is currently a Senior Vice President for Legg Mason and manages several domestic and international mutual funds and pooled investment vehicles.

*Bill Miller, Chief Investment Officer of Legg Mason, manages a master portfolio that serves as a model for the Core Equity Fund. Ms. Gay, however, is solely responsible for the day-to-day management of the Fund and for implementing the investment strategies pursued by the master portfolio, subject to the Fund’s investment objectives, restrictions, cash flows and other considerations.

Lord, Abbett & Co. LLC (“Lord Abbett”)

Lord Abbett was founded in 1929 and manages one of America’s oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Fund	Portfolio Managers

All Cap Value Fund	Robert P. Fetch
Howard E. Hansen
Mid Cap Value Fund	Howard E. Hansen
Edward K. von der Linde

•	Robert P. Fetch. Partner and Director — Small-Cap Value; joined Lord Abbett in 1995.
•	Howard E. Hansen. Partner and Portfolio Manager — Mid Cap Value; joined Lord Abbett in 1995.
•	Edward K. von der Linde. Partner and Director — Mid Cap Value; joined Lord Abbett in 1988.

Marsico Capital Management, LLC (“MCM”)

MCM is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. MCM was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. MCM provides investment services to mutual funds and private accounts. Thomas F. Marsico is the founder and Chief Executive Officer of MCM.

Fund	Portfolio Manager

International Opportunities Fund	James G. Gendelman

•	James G. Gendelman. Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.

MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”)

MFC Global (U.S.), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (“JHFS”) and an affiliate of the Adviser. JHFS is a subsidiary of MFC based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Emerging Growth Fund	Henry E. Mehlman
Alan E. Norton
Active Bond Fund	Barry H. Evans
Howard C. Greene
Jeffrey N. Given
Strategic Income Fund	Daniel S. Janis, III
John F. Iles
Barry H. Evans
High Income Fund	Arthur N. Calavritinos

•	Henry E. Mehlman. Vice President; joined MFC Global (U.S.) in 2002, previously a Senior Portfolio Manager at The Colony Group.

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•	Alan E. Norton. Senior Vice President; joined MFC Global (U.S.) in 2002, previously a Senior Portfolio Manager at The Colony Group.
•	Howard C. Greene. Senior Vice President; joined John Hancock in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.
•	Daniel S. Janis, III. Vice President; joined John Hancock in 1999; previously a senior risk manager at BankBoston (1997 to 1999).
•	John F. Iles. Vice President, joined MFC Global (U.S.) in December, 2005, previously a Vice President at John Hancock. He joined John Hancock in 1999.
•	Barry H. Evans. President, joined MFC Global (U.S.) in 2005, he is Chief Fixed Income Officer and a member of the Senior Investment Policy Committee. Prior to joining MFC Global (U.S.), he was a Senior Vice President and Chief Income Officer of John Hancock. He joined John Hancock in 1986.
•	Arthur N. Calavritinos. Vice President; joined MFC Global (U.S.) in 1988.
•	Jeffrey N. Given. Vice President; joined MFC Global (U.S.) in 1993.

MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Fund	Portfolio Managers

Index 500 Fund	Carson Jen
Narayan Ramani
Money Market Fund	Maralyn Kobayashi
Faisal Rahman
Mid Cap Index Fund	Carson Jen
Narayan Ramani
Quantitative All Cap Fund	Harpreet Singh
Chris Hensen
Brett Hryb
Quantitative Mid Cap Fund	Norman Ali
Rhonda Chang
Harpreet Singh
Optimized Value Fund	Noman Ali
Rhonda Chang
Chris Hensen
Brett Hryb
Harpreet Singh
Small Cap Index Fund	Carson Jen
Narayan Ramani
Total Stock Market Index Fund	Carson Jen
Narayan Ramani

•	Noman Ali. (Co-portfolio manager since inception) Assistant Vice President and Portfolio Manager, U.S. Equity, at Manulife Financial; joined MFC Global (U.S.A.) in 1999.
•	Rhonda Chang. (Co-portfolio manager since inception) Vice President and Senior Portfolio Manager; joined MFC Global (U.S.A.) in 1994 as research analyst with the U.S. equity team; formerly an investment analyst with AIG Global Investors.
•	Chris Hensen. (Co-portfolio manager since inception) Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.
•	Brett Hryb. (Co-portfolio manager since inception) Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1993.
•	Carson Jen. (Co-portfolio manager since inception) Vice President, Index Operations, at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1997.
•	Maralyn Kobayashi. (Co-portfolio manager since inception) Vice President and Senior Portfolio Manager of Money Market Fund; joined MFC Global (U.S.A.) in 1981.
•	Faisal Rahman CFA. (Co-portfolio manager since inception) Portfolio Manager joined MFC Global (U.S.A.) in 2001.

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•	Narayan Ramani. (Co-portfolio manager since inception) Assistant Vice President and Portfolio Manager of Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.
•	Harpreet Singh. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 2000; previously a quantitative analyst at Standish, Ayer & Wood Inc.

Morgan Stanley Investment Management Inc., doing business as Van Kampen (“Van Kampen”)

Morgan Stanley Investment Management Inc. (“MSIM”), which does business in certain instances using the name “Van Kampen,” has its principal offices at 522 Fifth Avenue, New York, NY 10036. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley is the direct parent of MSIM.

Fund	Portfolio Managers

Value Fund	James Gilligan (Lead Manager)
Thomas Bastian (Managing Director)
Thomas R. Copper (Co-Lead Manager)
James Roeder
Sergio Marcheli
Mark Laskin

•	James Gilligan. Portfolio Manager; joined Van Kampen in 1985.
•	Thomas Bastian. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio manager at Eagle Asset Management.
•	Thomas R. Copper. Portfolio Manager; joined Van Kampen in 1986.
•	James Roeder. Portfolio Manager; joined Van Kampen in 1999.
•	Sergio Marcheli. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio specialist at Van Kampen.
•	Mark Laskin. Portfolio Manager; joined Van Kampen in 2000.

Munder Capital Management (“Munder”)

Munder, with offices at 480 Pierce Street, Birmingham, Michigan 48009, currently serves as investment adviser to the Munder Funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts and high net worth individuals. As of September 30, 2007, the ownership of Munder Capital Management was as follows: 65 Munder Capital employees hold partnership units representing 21.8% of the firm’s value with an opportunity to increase their interest to over 30% (or approximately 35% of the outstanding voting power) within the next five years; Crestview Partners GP, L.P. and its affiliates hold units representing 65.9% of the firm’s value; and other minority-interest investors hold units totaling 12.3% of the firm’s value.

Fund	Portfolio Managers

Small Cap Opportunities Fund	Robert E. Crosby
Julie R. Hollinshead
John P. Richardson

•	Robert E. Crosby. Senior Portfolio Manager; joined Munder in 1993.
•	Julie R. Hollinshead. Senior Portfolio Manager; joined Munder in 1995.
•	John P. Richardson. Director, Small-Cap Equity, and Senior Portfolio Manager; one of the founders of Munder, having joined the firm shortly after its inception in 1985.

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Fund	Portfolio Managers

Global Bond Fund	Sudi Mariappa
Real Return Bond Fund	John B. Brynjolfsson
Total Return Fund	William H. Gross

•	John B. Brynjolfsson, CFA. Mr. Brynjolfsson is a Managing Director, portfolio manager and head of the PIMCO Real Return Bond Fund. He is co-author of Inflation-Protection Bonds and co-editor of The Handbook of Inflation-Indexed

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Bonds. Mr. Brynjolfsson joined PIMCO in 1989, previously having been associated with Charles River Associates and JP Morgan Securities.

•	William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.
•	Sudi Mariappa. Mr. Mariappa is a Managing Director and head of global portfolio management, with responsibility for overseeing PIMCO’s global portfolio management efforts. Prior to joining PIMCO in 2000, he served as managing director for Merrill Lynch in Tokyo as manager of JGB and Swap Derivative Trading. Mr. Mariappa’s prior experience included positions at Sumitomo Finance International PLC, Long Term Capital Management, and Salomon Brothers in San Francisco and Tokyo, where he was Director of Fixed Income Arbitrage.

RCM Capital Management LLC (“RCM”)

RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970. RCM was formerly known as Dresdner RCM Global Investors LLC. RCM is wholly owned by RCM US Holdings LLC (“US Holdings”). US Holdings is a Delaware limited liability company that is wholly owned by Allianz Global Investors AG (“AGI”). AGI, in turn, is owned by Allianz SE.

Fund	Portfolio Managers

Emerging Small Company Fund	Thomas J. Ross
Louise M. Laufersweiler

•	Thomas J. Ross (since May 2006). Director, Chief Investment Officer and Senior Portfolio Manager of RCM. Mr. Ross has senior portfolio management responsibilities for both the U.S. and International Small Cap strategies. Prior to joining RCM in 2001, he was a senior analyst and portfolio manager with Dresdner Bank’s dit-Deutscher Investment Trust subsidiary in Frankfurt, Germany for 10 years, managing a variety of global portfolios. He has over 22 years’ experience encompassing equity research and portfolio management.
•	Louise M. Laufersweiler, CFA (since May, 2006). Director, Deputy Chief Investment Officer and Senior Portfolio Manager of RCM. She has senior portfolio management responsibilities for both mid-cap and small-cap equity strategies and is Chief Investment Officer for RCM Mid-Cap and Deputy Chief Investment Officer for RCM U.S. Small Cap.

RiverSource Investments, LLC (“RiverSource Investments”)

RiverSource Investments, located at 200 Ameriprise Financial Center, Minneapolis, Minnesota, 55474, is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). Ameriprise Financial is a financial planning and financial services company that has been offering services for clients’ asset accumulation and income management and protection needs for over 110 years. RiverSource Investments manages investments for itself, the RiverSource Investments funds and other affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management and institutional trust and custody, as well as other investments products.

Fund	Portfolio Managers

Mid Cap Value Equity Fund	Steve Schroll
Laton Spahr
Warren Spitz
Paul Stocking

•	Steve Schroll, Portfolio Manager; joined RiverSource Investments in 1998 as a Senior Security Analyst.
•	Laton Spahr, CFA, Portfolio Manager; joined RiverSource Investments in 2001 as a Security Analyst; previously worked as a Sector Analyst for Holland Capital Management from 2000 to 2001.
•	Warren Spitz, Senior Portfolio Manager; joined RiverSource Investments in 2000.
•	Paul Stocking, Portfolio Manager, joined RiverSource Investments in 1995 as a Senior Equity Analyst.

SSgA Funds Management, Inc. (“SSgA FM”)

SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is registered as an investment advisor with the SEC. It is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2007, SSgA FM had over $122 billion in assets under management. SSgA FM and other advisory affiliates of State Street make up SSgA, the investment management arm of State Street Corporation. With over $1.7 trillion under management as of December 31, 2007, SSgA FM provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

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Fund	Portfolio Managers

International Equity Index Fund	Jeffrey Beach
Thomas Coleman

•	Jeffrey Beach. Principal; joined SSgA FM in 1986.
•	Thomas Coleman. Principal; joined SSgA FM in 1998.

Templeton Global Advisors Limited (“Templeton Global”)

Templeton Global is located at Box N-7759, Lyford Cay, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. As of November 30, 2007, Templeton Global and its affiliates managed over $647 billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Global Fund	Cindy Sweeting, CFA
Tucker Scott, CFA
Lisa Myers, CFA

•	Cindy Sweeting, CFA*, Lead Portfolio Manager; President; joined Templeton Global in 1997.
•	Tucker Scott, CFA, Executive Vice President; joined Templeton Global in 1996; previously worked at Aeltus Investment Management.
•	Lisa Myers, CFA, Senior Vice President; joined Templeton Global in 1996.

*effective December 31, 2007

Templeton Investment Counsel, LLC (“Templeton”)

Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of November 30, 2007, Templeton and its affiliates managed over $647 billion in assets. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

International Small Cap Fund	Tucker Scott, CFA
International Value Fund	Tucker Scott, CFA Cindy Sweeting, CFA Peter Nori, CFA Neil Devlin, CFA

•	Tucker Scott, CFA, Lead Portfolio Manager, Executive Vice President; joined Templeton Global in 1996; previously worked at Aeltus Investment Management.
•	Cindy Sweeting, CFA*, President; joined Templeton in 1997.
•	Peter Nori, CFA, Executive Vice President; joined Templeton in 1994; previously worked at Franklin since 1987.
•	Neil Devlin, CFA, Senior Vice President; joined Templeton in 2006; previously worked at Boston Partners since 2000.

*effective December 31, 2007

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of September 30, 2007, T. Rowe Price and its affiliates managed over $396.8 billion for over ten million individual and institutional investor accounts.

Fund	Portfolio Managers

Blue Chip Growth Fund	Larry J. Puglia
Equity-Income Fund	Brian C. Rogers
Science & Technology Fund	Michael F. Sola
Small Company Value Fund	Preston G. Athey
Spectrum Income Fund	Team*
Real Estate Equity Fund	David Lee
U.S. Global Leaders Growth Fund	Larry J. Puglia

•	Preston G. Athey. Vice President; joined T. Rowe Price in 1978.
•	Larry J. Puglia. Vice President; joined T. Rowe Price in 1990.

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•	Brian C. Rogers. Vice President; joined T. Rowe Price in 1982.
•	Michael F. Sola. Vice President; joined T. Rowe Price in 1995 as a technology analyst and has been managing investments since 1997.
•	David Lee. Vice President; joined T. Rowe Price in 1993.

*Team. The Spectrum Income Fund is managed by an investment advisory committee that has day-to-day responsibility in managing the Fund’s portfolio and developing and executing the Fund’s investment program.

Edmund M. Notzon III is Chairman of the Spectrum Income Fund Investment Advisory Committee and is responsible for implementing and monitoring the Fund’s overall investment strategy, as well as the allocation of the Fund’s assets. Mr. Notzon joined T. Rowe Price in 1989 and is a Vice President and Senior Portfolio Manager.

The Committee members with the most significant responsibilities for managing the Fund’s assets are:

•	Daniel O. Shackelford. Vice President and chairman of the T. Rowe Price Fixed Income Strategy Committee; joined T. Rowe Price in 1999; responsible for the Fund’s investment grade bond investments.
•	Mark J. Vaselkiv. Vice President and a Portfolio Manager in the Fixed Income Group, heading taxable high-yield bond management; joined T. Rowe Price in 1988; responsible for the Fund’s investments in high-yield debt securities.
•	Ian Kelson. Vice President of T. Rowe Price International; responsible for the Fund’s high-quality international bond investments joined T. Rowe Price in 2000; prior thereto was head of fixed income for Morgan Grenfell/DIMA.
•	Brian Rogers. Chief Investment Officer; joined T. Rowe Price in 1982; responsible for the Fund’s dividend-paying common stock and value stock investments.
•	Connie Bavely. Vice President; joined T. Rowe Price in 1998; responsible for the Fund’s mortgage-backed and mortgage-related investments.

UBS Global Asset Management (Americas) Inc. (“UBS”)

UBS, One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

Fund	Portfolio Managers

Global Allocation Fund	Brian D. Singer
Large Cap Fund	John Leonard
Thomas Cole
Thomas Digenan
Scott Hazen

Brian D. Singer is the lead portfolio manager for the Global Allocation Fund. Mr. Singer has access to certain members of the fixed-income and equities investment management teams, each of whom is allocated a specified portion of the Fund over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Singer, as lead portfolio manager and coordinator for management of the Fund, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Information about Mr. Singer is provided below.

Brian D. Singer is the Chief Investment Officer, Americas, at UBS. Mr. Singer has been a Managing Director of UBS since 1990.

John Leonard, Thomas M. Cole, Thomas Digenan and Scott Hazen are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the Large Cap Fund. Mr. Leonard, as the head of the investment management team, oversees the other members of the team, leads the portfolio construction process and reviews the overall composition of each Fund’s portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Cole as the director of research for the investment management team oversees the analyst team that provides the investment research on the large cap markets that is used in making the security selections for each Fund’s portfolio. Mr. Digenan and Mr. Hazen, as the primary strategists for the investment management team, provide cross-industry assessments and risk management assessments for portfolio construction for each Fund. Information about Messrs. Leonard, Cole, Digenan and Hazen is provided below.

John Leonard is the Head of North American Equities and Deputy Global Head of Equities at UBS. Mr. Leonard is also a Managing Director of UBS and has been an investment professional with UBS since 1991.

Thomas M. Cole is Head of Research North American Equities and a Managing Director of UBS. Mr. Cole has been an investment professional with UBS since 1995.

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Thomas Digenan has been a North American Equity Strategist at UBS since 2001 and is an Executive Director of UBS. Mr. Digenan was President of The UBS Funds from 1993 to 2001.

Scott Hazen has been a North American Equity Strategist at UBS since 2004 and is an Executive Director of UBS. From 1992 to 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS.

UST Advisers, Inc. (“USTAI”)

USTAI is a wholly-owned subsidiary of United States Trust Company, National Association (“USTCNA”), a national banking association. USTCNA is a wholly-owned subsidiary of NB Holdings Corporation, which in turn is a wholly-owned subsidiary of Bank of America Corporation, both of which are financial holding companies. USTAI has its principal offices at 225 High Ridge Road, Stamford, Connecticut 06905.

Fund	Portfolio Managers

Value & Restructuring Fund	David J. Williams
Timothy Evnin
John McDermott

•	David J. Williams. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987. Primarily responsible for the day-to-day management of the Fund.
•	Timothy Evnin. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987.
•	John McDermott. Managing Director and Portfolio Manager; joined U.S. Trust in 1996.

Wellington Management Company LLP (“Wellington Management”)

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2007, Wellington Management had investment management authority with respect to approximately $607 billion in assets.

Fund	Portfolio Managers

Core Allocation Plus Fund	Scott M. Elliott (team)
Evan S. Grace
Rick A. Wurster
Investment Quality Bond Fund	Thomas L. Pappas, CFA
Christopher L. Gootkind, CFA
Christopher A. Jones, CFA
Mid Cap Intersection Fund	Doris T. Dwyer
David J. Elliott, CFA
Mid Cap Stock Fund	Michael T. Carmen, CFA, CPA
Mario E. Abularach, CFA
Natural Resources Fund	Karl E. Bandtel
James A. Bevilacqua
Small Cap Growth Fund	Steven C. Angeli, CFA
Mario E. Abularach, CFA
Stephen Mortimer
Small Cap Value Fund	Timothy J. McCormack, CFA
Stephen T. O’Brien, CFA
Shaun F. Pedersen

•	Mario E. Abularach, CFA. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2001.
•	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.
•	Karl E. Bandtel. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1990.
•	James A. Bevilacqua. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.
•	Michael T. Carmen, CFA, CPA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1999.

124

•	Doris T. Dwyer. Vice President and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Mid Cap Intersection Fund since its inception in May 2007. Ms. Dwyer joined Wellington Management as an investment professional in 1998.
•	David J. Elliott, CFA. Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Mid Cap Intersection Fund since its inception in May 2007. Mr. Elliott joined Wellington Management as an investment professional in 1995.
•	Scott M. Elliott. (co-portfolio manager since inception) Senior Vice President and Director, Asset Allocation Strategies of Wellington Management, has been involved in portfolio management and securities analysis for the Fund. Mr. Elliott joined Wellington Management as an investment professional in 1994.
•	Christopher L. Gootkind, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 2000.
•	Evan S. Grace. (co-portfolio manager since inception) Vice President and Director, Asset Allocation Research of Wellington Management, has served as the Portfolio Manager for the Fund. Mr. Grace joined Wellington Management as an investment professional in 2003. Prior to joining Wellington Management, Mr. Grace was an investment professional with State Street Research (1993 - 2003).
•	Christopher A. Jones, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1994.
•	Timothy J. McCormack, CFA. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2000.
•	Stephen Mortimer. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2001.
•	Stephen T. O’Brien, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1983.
•	Thomas L. Pappas, CFA. Senior Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1987.
•	Shaun F. Pedersen. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2004; previously an investment professional at Thomas Weisel Asset Management (2001-2004).
•	Rick A. Wurster. (co-portfolio manager since inception) Vice President, Asset Allocation Strategist and Business Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund. Mr. Wurster joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Wurster was a consultant with McKinsey & Company (2000 - 2006).

Wells Capital Management, Incorporated (“WellsCap”)

WellsCap, located at 525 Market St., San Francisco, California, is an indirect,wholly-owned subsidiary of Wells Fargo & Company. It was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western U.S. and is one of the largest banks in the U.S.

Fund	Portfolio Managers

Core Bond Fund	William Stevens
Thomas O’Connor
Lynne Royer
Troy Ludgood
U.S. High Yield Bond Fund	Phil Susser
Niklas Nordenfelt

•	William Stevens. Senior Portfolio Manager and head of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; previously founded the Fixed Income team of Montgomery Asset Management in 1992.
•	Thomas O’Connor, CFA. Senior Portfolio Manager of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; joined Montgomery Asset Management and the team in 2000; previously Thomas was a senior portfolio manager in charge of agency mortgages at Vanderbilt Capital Advisors (formerly ARM Capital Advisors)
•	Lynne Royer. Senior Portfolio Manager of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; joined Montgomery Asset Management and the team in 1996; previously Ms. Royer was a lending officer with Morgan Guaranty Trust Company (J.P. Morgan) in New York.
•	Troy Ludgood. Portfolio Manager of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2004; previously, he was a trader at Lehman Brothers, responsible for corporate, emerging markets, and non-dollar sovereign bonds.

125

•	Phil Susser. Senior Portfolio Manager and Co-Manager of the Sutter High Yield Fixed Income team at Wells Capital Management; joined Sutter as a research analyst in 2001; previously worked at Deutsche Bank Securities Inc. as an associate research analyst.
•	Niklas Nordenfelt, CFA. Senior Portfolio Manager and Co-Manager of the Sutter High Yield Fixed Income team at Wells Capital Management; he joined Sutter as an investment strategist in 2003; previously worked at Barclays Global Investors, where he was a principal, working on their international and emerging markets equity strategies.

Western Asset Management Company (“Western”)

Western’s sole business is managing fixed-income portfolios, an activity the Firm has pursued for over 35 years. From offices in Pasadena, Hong Kong, London, Melbourne, New York, Sao Paulo, Singapore and Tokyo, Western’s 1,000 employees perform investment services for a wide variety of global clients. The Firm’s clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money market to emerging markets. Western’s current client base totals 724, representing 46 countries, 1,414 accounts, and $628.4 billion in assets under management.

Fund	Portfolio Managers

Floating Rate Income Fund	Michael C. Buchanan S. Kenneth Leech Timothy J. Settel Stephen A. Walsh
U.S. Government Securities Fund	S. Kenneth Leech Steven A. Walsh Mark S. Lindbloom Ronald D. Mass Frederick R. Marki
High Yield Fund	S. Kenneth Leech Steven A. Walsh Mike Buchanan Keith J. Gardner
Strategic Bond Fund	S. Kenneth Leech Steven A. Walsh Keith J. Gardner Mark Lindboom Michael C. Buchanan

•	S. Kenneth Leech. (co-portfolio manager since inception) Chief Investment Officer, joined Western in 1990. Prior to joining Western, Mr. Leech worked at Greenwich Capital Markets Portfolio Manager, 1988-1990; The First Boston Corporation Fixed Income Manager, 1980-1988 and National Bank of Detroit Portfolio Manager, 1977-1980.
•	Steven A. Walsh. (co-portfolio manager since inception) Deputy Chief Investment Officer, joined Western in 1991. Prior to Western, Mr. Walsh worked at Security Pacific Investment Managers, Inc. Portfolio Manager, 1989-1991 and Atlantic Richfield Company Portfolio Manager, 1981-1988.
•	Mark S. Lindbloom. Portfolio Manager, joined Western in 2006. Prior to Western, Mr. Lindbloom worked for Citigroup Asset Management Portfolio Manager, 1986-2005; Brown Brothers Harriman & Co. Portfolio Manager, 1981-1986 and The New York Life Insurance Company Analyst, 1979-1981.
•	Ronald D. Mass. Portfolio Manager/Research Analyst, joined Western in 1991. Prior to Western, Mr. Mass worked for The First Boston Corporation Research Associate, 1987-1990 and The First Boston Corporation Research Associate, 1987-1990.
•	Frederick R. Marki. Senior Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Marki worked for Citigroup Asset Management Senior Portfolio Manager, 1991-2005; UBS Portfolio Manager, 1989-1991; Merrill Lynch Vice President, 1985-1989 and Federal Reserve Bank Assistant Economist, 1983-1985.
•	Michael C. Buchanan. (co-portfolio manager since inception) Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Buchanan worked for Credit Suisse Asset Management Managing Director, Head of U.S. Credit Products, 2003-2005; Janus Capital Management Executive Vice President, Portfolio Manager, 2003; BlackRock Financial Management Managing Director, Head of High Yield Trading, 1998-2003 and Conseco Capital Management Vice President, Portfolio Manager, 1990-1998.
•	Keith J. Gardner. Portfolio Manager/Research Analyst, joined Western in 1994. Prior to Western, Mr. Gardner worked for Legg Mason, Inc. Portfolio Manager, 1992-1994; T. Rowe Price Associates, Inc. Portfolio Manager, 1985-1992 and Salomon Brothers, Inc. Research Analyst, 1983-1985.
•	Timothy J. Settel. (co-portfolio manager since inception) Western Asset Management Company - Portfolio Manager/Research Analyst, 2001-present.

126

FINANCIAL HIGHLIGHTS

The financial highlights table below for each Fund is intended to help investors understand the financial performance of the Fund for the past five years (or since inception in the case of a Fund in operation for less than five years.) Certain information reflects financial results for a single share of a Fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions).

The financial statements of the Fund as of August 31, 2007, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHFII’s financial statements, in JHFII’s annual report which has been incorporated by reference into the SAI and is available upon request.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Active Bond				All Cap Core
	NAV				NAV
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[10]		2007	2006[13]

Per share operating performance
Net asset value, beginning of period	$9.60		$9.58		$9.92	$10.00
Income (loss) from investment operations
Net investment income (loss)	0.48	[7]	0.35	[7]	0.12 [7]	0.05	[7]
Net realized and unrealized gain (loss) on investments	(0.07)		(0.06)		1.06	(0.13)
Total from investment operations	0.41		0.29		1.18	(0.08)
Less distributions
From net investment income	(0.48)		(0.27)		(0.03)	—
From net realized gain	—	[11]	—		(0.01)	—
Total distributions	(0.48)		(0.27)		(0.04)	—
Net asset value, end of period	$9.53		$9.60		$11.06	$9.92
Total return (%)	4.34	[12]	3.09	[8,12]	11.93 [12]	(0.80)[8]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$523		$399		$477	$284
Ratio of net expenses to average net assets (%)	0.68		0.70	[9]	0.83	0.84	[9]
Ratio of gross expenses to average net assets (%)	0.68		0.70	[9]	0.83	0.84	[9]
Ratio of net investment income (loss) to average net assets (%)	4.99		4.30	[9]	1.12	1.42	[9]
Portfolio turnover (%)	165	[27]	406	[8]	2.44	86	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
10Class 1 and Class NAV shares began operations on 10-15-05 and 10-27-05, respectively.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
13Class NAV shares began operations on 4-28-06.
27The Portfolio turnover rate including the effect of “TBA” (to be announced) is 299% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.

127

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	All Cap Growth				All Cap Value
	NAV				NAV
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[14]		2007	2006[14]

Per share operating performance
Net asset value, beginning of period	$16.45		$15.51		$15.80	$13.80
Income (loss) from investment operations
Net investment income (loss)	0.02	[7]	0.02	[7]	0.15 [7]	0.12	[7]
Net realized and unrealized gain (loss) on investments	2.85		0.93		1.81	1.91
Total from investment operations	2.87		0.95		1.96	2.03
Less distributions
From net investment income	(0.01)		(0.01)		(0.13)	(0.03)
From net realized gain	—		—		(0.42)	—
Total distributions	(0.01)		(0.01)		(0.55)	(0.03)
Net asset value, end of period	$19.31		$16.45		$17.21	$15.80
Total return (%)	17.46	[12]	6.11	[8,12]	12.62 [12]	14.69	[8,12,15]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$99		$123		$70	$195
Ratio of net expenses to average net assets (%)	0.92		0.95	[9]	0.88	0.89	[9]
Ratio of gross expenses to average net assets (%)	0.92		0.95	[9]	0.88	0.89	[9]
Ratio of net investment income (loss) to average net assets (%)	0.13		0.14	[9]	0.93	0.88	[9]
Portfolio turnover (%)	102		106	[8]	82	48	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.
15The Adviser/Subadviser voluntarily paid Class 1 and Class NAV $46,991 and $410,290, respectively, for a potential lost investment opportunity. Excluding these payments, the total return would have been 14.38% for Class 1 and 14.45% for Class NAV.

128

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Blue Chip Growth				Capital Appreciation
	NAV				NAV
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[14]		2007		2006[14]

Per share operating performance
Net asset value, beginning of period	$17.80		$16.51		$9.45		$9.20
Income (loss) from investment operations
Net investment income (loss)	0.09	[7,39]	0.09	[7]	0.04	[7]	0.01	[7]
Net realized and unrealized gain (loss) on investments	3.17		1.22		1.32		0.24
Total from investment operations	3.26		1.31		1.36		0.25
Less distributions
From net investment income	(0.09)		(0.02)		(0.01)		—
From net realized gain	—		—		—		—
Total distributions	(0.09)		(0.02)		(0.01)		—
Net asset value, end of period	$20.97		$17.80		$10.80		$9.45
Total return (%)	18.37	[2,12]	7.90	[2,8,12]	14.42	[12]	2.72	[8]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$1,483		$1,088		$586		$393
Ratio of net expenses to average net assets (%)	0.81		0.83	[9]	0.76		0.83	[9]
Ratio of gross expenses to average net assets (%)	0.84	[4]	0.85	[4,9]	0.76		0.83	[9]
Ratio of net investment income (loss) to average net assets (%)	0.44		0.58	[9]	0.34		0.15	[9]
Portfolio turnover (%)	33		28	[8]	63		57	[8]
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the period shown.
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.
39Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:

		Percentage of
	Per share	average net assets

Class NAV	$0.04	0.18%

129

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Core Bond				Core Equity
	NAV				NAV
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[14]		2007		2006[14]

Per share operating performance
Net asset value, beginning of period	$12.51		$12.50		$14.27		$13.77
Income (loss) from investment operations
Net investment income (loss)	0.59	[7]	0.46	[7]	0.01	[7]	—	[7,11]
Net realized and unrealized gain (loss) on investments	(0.02)		(0.11)		1.70		0.50
Total from investment operations	0.57		0.35		1.71		0.50
Less distributions
From net investment income	(0.58)		(0.34)		—	[11]	—
From net realized gain	—	[11]	—		(0.09)		—
Total distributions	(0.58)		(0.34)		(0.09)		—
Net asset value, end of period	$12.50		$12.51		$15.89		$14.27
Total return (%)	4.67	[12]	2.90	[8,12]	11.99	[12]	3.63	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$267		$197		$812		$584
Ratio of net expenses to average net assets (%)	0.77		0.83	[9]	0.81		0.83	[9]
Ratio of gross expenses to average net assets (%)	0.77		0.83	[9]	0.81		0.83	[9]
Ratio of net investment income (loss) to average net assets (%)	4.71		4.24	[9]	0.05		(0.01)[9]
Portfolio turnover (%)	313	[28]	436	[8]	12		13	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.
28The Portfolio turnover rate including the effect of “TBA” (to be announced) is 623% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.

130

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

				Emerging Markets
	Emerging Growth			Value
	NAV			NAV
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007[17]

Per share operating performance
Net asset value, beginning of period	$18.34	$16.35		$10.00
Income (loss) from investment operations
Net investment income (loss)	0.05 [7]	(0.03)[7]		0.08	[7]
Net realized and unrealized gain (loss) on investments	3.15	2.02		0.94
Total from investment operations	3.20	1.99		1.02
Less distributions
From net investment income	(0.01)	—		—
From net realized gain	(3.34)	—		—
Total distributions	(3.35)	—		—
Net asset value, end of period	$18.19	$18.34		$11.02
Total return (%)	19.27 [12]	12.17	[8]	10.20	[8]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$71	$51		$482
Ratio of net expenses to average net assets (%)	0.83	0.93	[9]	1.10	[9]
Ratio of gross expenses to average net assets (%)	0.83	0.93	[9]	1.10	[9]
Ratio of net investment income (loss) to average net assets (%)	0.28	(0.20)[9]		2.14	[9]
Portfolio turnover (%)	44	206	[8]	2	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.
17Class NAV shares began operations on 5-1-07.

131

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Emerging Small Company		Equity-Income
	NAV		NAV
	Period Ended		Period Ended
	August 31		August 31
	2007	2006[18]	2007		2006[14]

Per share operating performance
Net asset value, beginning of period	$28.97	$29.40	$18.11		$16.01
Income (loss) from investment operations
Net investment income (loss)	(0.13)[7]	(0.04)[7]	0.34	[7]	0.27	[7]
Net realized and unrealized gain (loss) on investments	5.36	(0.39)	2.22		1.89
Total from investment operations	5.23	(0.43)	2.56		2.16
Less distributions
From net investment income	—	—	(0.30)		(0.06)
From net realized gain	(3.05)	—	(0.86)		—
Total distributions	(3.05)	—	(1.16)		(0.06)
Net asset value, end of period	$31.15	$28.97	$19.51		$18.11
Total return (%)	19.34 [2,12]	(1.46)[2,8]	14.46	[2,12]	13.54	[2,8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$7	$— [19]	$711		$535
Ratio of net expenses to average net assets (%)	1.02	1.08 [9]	0.81		0.84	[9]
Ratio of gross expenses to average net assets (%)	1.02 [4]	1.76 [4,9]	0.84	[4]	0.85	[4,9]
Ratio of net investment income (loss) to average net assets (%)	(0.42)	(0.71)[9]	1.75		1.75	[9]
Portfolio turnover (%)	88	207 [8]	20		39	[8]

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the period shown.
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.
18Class 1 and Class NAV shares began operations on 10-15-05 and 6-26-06, respectively.
19Less than $500,000.

132

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Fundamental Value			Global Bond
	NAV			NAV
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007		2006[14]

Per share operating performance
Net asset value, beginning of period	$15.83	$14.31		$14.79		$14.52
Income (loss) from investment operations
Net investment income (loss)	0.21 [7]	0.13	[7]	0.54	[7]	0.45	[7]
Net realized and unrealized gain (loss) on investments	1.86	1.42		(0.03)[46]		(0.09)[46]
Total from investment operations	2.07	1.55		0.51		0.36
Less distributions
From net investment income	(0.13)	(0.03)		(0.36)		(0.09)
From net realized gain	(0.21)	—		(0.16)		—
Total distributions	(0.34)	(0.03)		(0.52)		(0.09)
Net asset value, end of period	$17.56	$15.83		$14.78		$14.79
Total return (%)	13.12 [12]	10.87	[8,12]	3.51	[12]	2.48	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$946	$695		$754		$554
Ratio of net expenses to average net assets (%)	0.80	0.81	[9]	0.81	[38]	0.79	[9]
Ratio of gross expenses to average net assets (%)	0.80	0.81	[9]	0.81	[38]	0.79	[9]
Ratio of net investment income (loss) to average net assets (%)	1.21	1.00	[9]	3.68		3.56	[9]
Portfolio turnover (%)	6	8	[8]	272	[29]	248	[8]

7Based on the average of the shares outstanding
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.
29The Portfolio turnover rate including the effect of “TBA” (to be announced) is 914% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.
38Includes interest and fees on inverse floaters. Excluding this expense the ratio for Class 1 and Class NAV would have been 0.86% and 0.81% for Global Bond and 0.82% and 0.77% for Total Return, respectively.
46The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

133

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Global Real Estate				High Income
	NAV				NAV
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[13]		2007	2006[13]

Per share operating performance
Net asset value, beginning of period	$10.30		$10.00		$9.87	$10.00
Income (loss) from investment operations
Net investment income (loss)	0.18	[7]	0.06	[7]	0.69 [7]	0.23	[7]
Net realized and unrealized gain (loss) on investments	1.34		0.24		0.76	(0.25)
Total from investment operations	1.52		0.30		1.45	(0.02)
Less distributions
From net investment income	(0.45)		—		(0.69)	(0.11)
From net realized gain	—		—		(0.02)	—
Total distributions	(0.45)		—		(0.71)	(0.11)
Net asset value, end of period	$11.37		$10.30		$10.61	$9.87
Total return (%)	14.70	[12]	3.00	[8]	14.81 [12]	(0.14)[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$465		$355		$383	$289
Ratio of net expenses to average net assets (%)	1.08		1.09	[9]	0.73	0.77	[9]
Ratio of gross expenses to average net assets (%)	1.08		1.09	[9]	0.73	0.77	[9]
Ratio of net investment income (loss) to average net assets (%)	1.54		1.65	[9]	6.38	6.73	[9]
Portfolio turnover (%)	97		87	[8]	67	76	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
13Class NAV shares began operations on 4-28-06.

134

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	High Yield			Index 500
	NAV			NAV
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007[20]

Per share operating performance
Net asset value, beginning of period	$10.08	$10.06		$10.00
Income (loss) from investment operations
Net investment income (loss)	0.77 [7]	0.66	[7]	0.17	[7]
Net realized and unrealized gain (loss) on investments	(0.17)	(0.03)		0.67
Total from investment operations	0.60	0.63		0.84
Less distributions
From net investment income	(0.75)	(0.61)		(0.04)
From net realized gain	(0.06)	—		—
Total distributions	(0.81)	(0.61)		(0.04)
Net asset value, end of period	$9.87	$10.08		$10.80
Total return (%)	6.00 [12]	6.49	[8,12]	8.41	[2,8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$1,547	$1,144		$83
Ratio of net expenses to average net assets (%)	0.70	0.71	[9]	0.51	[9]
Ratio of gross expenses to average net assets (%)	0.70	0.71	[9]	0.58	[4,9]
Ratio of net investment income (loss) to average net assets (%)	7.55	7.36	[9]	1.93	[9]
Portfolio turnover (%)	77 [30]	83	[8]	3	[8]

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the period shown.
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.
20Class NAV shares began operations on 10-27-06.
30The Portfolio turnover rate including the effect of “TBA” (to be announced) is 80% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.

135

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	International Equity Index			International Opportunities
	NAV			NAV
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[21]		2007	2006[14]

Per share operating performance
Net asset value, beginning of period	$18.97	$15.59		$16.16	$13.72
Income (loss) from investment operations
Net investment income (loss)	0.47 [7]	0.41	[7]	0.24 [7]	0.10	[7]
Net realized and unrealized gain (loss) on investments	3.64	3.17		3.21	3.04
Total from investment operations	4.11	3.58		3.45	3.14
Less distributions
From net investment income	(0.35)	(0.20)		(0.05)	(0.70)
From net realized gain	(0.22)	—		(0.20)	—
Total distributions	(0.57)	(0.20)		(0.25)	(0.70)
Net asset value, end of period	$22.51	$18.97		$19.36	$16.16
Total return (%)	21.97 [12]	23.16	[8,12]	21.51 [12]	23.51	[8,12,22]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$421	$308		$764	$552
Ratio of net expenses to average net assets (%)	0.56	0.58	[9]	0.99	1.02	[9]
Ratio of gross expenses to average net assets (%)	0.56	0.58	[9]	0.99	1.02	[9]
Ratio of net investment income (loss) to average net assets (%)	2.23	2.78	[9]	1.34	0.73	[9]
Portfolio turnover (%)	15	11	[8]	127	99	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.
21Class NAV shares began operations on 10-29-05.
22The Adviser/Subadviser voluntarily reimbursed Class 1 and Class NAV $11,316 and $3,937,220, respectively, for a potential lost investment opportunity. Excluding these reimbursements, the total return would have been 23.19% for Class 1 and 22.62% for Class NAV.

136

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	International Small Cap			International Small Company
	NAV			NAV
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007		2006[13]

Per share operating performance
Net asset value, beginning of period	$20.95	$18.45		$9.33		$10.00
Income (loss) from investment operations
Net investment income (loss)	0.26 [7]	0.25	[7]	0.12	[7]	0.04	[7]
Net realized and unrealized gain (loss) on investments	6.46	2.29		2.14		(0.71)
Total from investment operations	6.72	2.54		2.26		(0.67)
Less distributions
From net investment income	(0.28)	(0.04)		(0.06)		—
From net realized gain	(2.86)	—		—		—
Total distributions	(3.14)	(0.04)		(0.06)		—
Net asset value, end of period	$24.53	$20.95		$11.53		$9.33
Total return (%)	35.01 [12]	13.80	[8,12]	24.30	[12]	(6.70)[8]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$376	$359		$250		$221
Ratio of net expenses to average net assets (%)	1.11	1.13	[9]	1.11		1.14	[9]
Ratio of gross expenses to average net assets (%)	1.11	1.13	[9]	1.11		1.14	[9]
Ratio of net investment income (loss) to average net assets (%)	1.16	1.43	[9]	1.06		1.37	[9]
Portfolio turnover (%)	26	89	[8]	32		57	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
13Class NAV shares began operations on 4-28-06.
14Class 1 and Class NAV shares began operations on 10-15-05.

137

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	International Value				Investment Quality Bond
	NAV				NAV
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[14]		2007		2006[14]

Per share operating performance
Net asset value, beginning of period	$17.88		$15.16		$11.75		$11.83
Income (loss) from investment operations
Net investment income (loss)	0.47	[7]	0.47	[7]	0.56	[7]	0.46	[7]
Net realized and unrealized gain (loss) on investments	2.91		2.30		(0.04)		(0.16)
Total from investment operations	3.38		2.77		0.52		0.30
Less distributions
From net investment income	(0.46)		(0.05)		(0.58)		(0.38)
From net realized gain	(1.10)		—		—	[11]	—
Total distributions	(1.56)		(0.05)		(0.58)		(0.38)
Net asset value, end of period	$19.70		$17.88		$11.69		$11.75
Total return (%)	19.50	[2,12]	18.35	[2,8,12]	4.56	[12]	2.68	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$1,081		$836		$123		$93
Ratio of net expenses to average net assets (%)	0.93		0.94	[9]	0.73		0.79	[9]
Ratio of gross expenses to average net assets (%)	0.95	[4]	0.96	[4,9]	0.73		0.79	[9]
Ratio of net investment income (loss) to average net assets (%)	2.42		3.21	[9]	4.83		4.51	[9]
Portfolio turnover (%)	24		59	[8]	37		35	[8]

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the period shown.
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.

138

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Large Cap			Large Cap Value
	NAV			NAV
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007		2006[14]

Per share operating performance
Net asset value, beginning of period	$14.67	$13.26		$23.01		$20.33
Income (loss) from investment operations
Net investment income (loss)	0.18 [7]	0.12	[7]	0.26	[7]	0.17	[7]
Net realized and unrealized gain (loss) on investments	1.80	1.31		2.82		2.56
Total from investment operations	1.98	1.43		3.08		2.73
Less distributions
From net investment income	(0.13)	(0.02)		(0.14)		(0.05)
From net realized gain	(0.39)	—		—		—
Total distributions	$(0.52)	$(0.02)		$(0.14)		$(0.05)
Net asset value, end of period	16.13	14.67		25.95		23.01
Total return (%)	13.67 [12]	10.79	[8,12]	13.42	[12]	13.43	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$348	$192		$412		$234
Ratio of net expenses to average net assets (%)	0.76	0.88	[9]	0.86		0.89	[9]
Ratio of gross expenses to average net assets (%)	0.76	0.88	[9]	0.86		0.89	[9]
Ratio of net investment income (loss) to average net assets (%)	1.11	0.95	[9]	1.00		0.89	[9]
Portfolio turnover (%)	29	24	[8]	63		54	[8]
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.

139

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

				Mid Cap
	Mid Cap Index			Intersection
	NAV			NAV
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[21]		2007[17]

Per share operating performance
Net asset value, beginning of period	$18.37	$16.85		$10.00
Income (loss) from investment operations
Net investment income (loss)	0.27 [7,40]	0.17	[7]	0.01	[7]
Net realized and unrealized gain (loss) on investments	2.65	1.38		(0.42)
Total from investment operations	2.92	1.55		(0.41)
Less distributions
From net investment income	(0.08)	(0.03)		—
From net realized gain	(0.03)	—		—
Total distributions	(0.11)	(0.03)		—
Net asset value, end of period	$21.18	$18.37		$9.59
Total return (%)	15.93 [12]	9.20	[2,8,12]	(4.10)[8]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$428	$172		$334
Ratio of net expenses to average net assets (%)	0.51	0.56	[9]	0.94	[9]
Ratio of gross expenses to average net assets (%)	0.51	0.56	[4,9]	0.94	[9]
Ratio of net investment income (loss) to average net assets (%)	1.32	1.14	[9]	0.19	[9]
Portfolio turnover (%)	64	10	[8]	59	[8]

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the period shown.
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
17Class NAV shares began operations on 5-1-07.
21Class NAV shares began operations on 10-29-05.
40Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:

		Percentage of
	Per share	average net assets

Class NAV	$0.06	0.28%

140

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Mid Cap Stock			Mid Cap Value
	NAV			NAV
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007	2006[14]

Per share operating performance
Net asset value, beginning of period	$15.83	$13.87		$18.86	$17.63
Income (loss) from investment operations
Net investment income (loss)	0.03 [7,41]	(0.04)[7]		0.15 [7]	0.12	[7]
Net realized and unrealized gain (loss) on investments	3.97	2.02		2.98	1.15
Total from investment operations	4.00	1.98		3.13	1.27
Less distributions
From net investment income	(0.06)	—		(0.15)	(0.03)
From net realized gain	(0.74)	(0.02)		(0.79)	(0.01)
Total distributions	(0.80)	(0.02)		(0.94)	(0.04)
Net asset value, end of period	$19.03	$15.83		$21.05	$18.86
Total return (%)	25.95 [12]	14.27	[8,12,23]	16.83 [12]	7.18	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$366	$194		$163	$50
Ratio of net expenses to average net assets (%)	0.88	0.91	[9]	0.91	0.92	[9]
Ratio of gross expenses to average net assets (%)	0.88	0.91	[9]	0.91	0.92	[9]
Ratio of net investment income (loss) to average net assets (%)	0.19	(0.26)[9]		0.69	0.70	[9]
Portfolio turnover (%)	114	104	[8]	33	74	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.
23The Adviser/Subadviser voluntarily paid Class 1 and Class NAV $510,149 and $847,342, respectively, for a potential lost investment opportunity. Excluding these payments, the total return would have been 13.67% for Class 1 and 13.77% for Class NAV.
41Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:

		Percentage of
	Per share	average net assets

Class NAV	$0.06	0.35%

141

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Mid Cap Value Equity				Natural Resources
	NAV				NAV
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[13]		2007	2006[14]

Per share operating performance
Net asset value, beginning of period	$9.65		$10.00		$35.60	$28.60
Income (loss) from investment operations
Net investment income (loss)	0.13	[7]	0.03	[7]	0.24 [7]	0.33	[7]
Net realized and unrealized gain (loss) on investments	1.70		(0.38)		8.48	6.71
Total from investment operations	1.83		(0.35)		8.72	7.04
Less distributions
From net investment income	(0.06)		—		(0.34)	(0.04)
From net realized gain	—		—		(1.59)	—
Total distributions	(0.06)		—		(1.93)	(0.04)
Net asset value, end of period	$11.42		$9.65		$42.39	$35.60
Total return (%)	18.99	[12]	(3.50)[8]		25.61 [12]	24.62	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$129		$98		$731	$692
Ratio of net expenses to average net assets (%)	0.94		1.02	[9]	1.09	1.07	[9]
Ratio of gross expenses to average net assets (%)	0.94		1.02	[9]	1.09	1.07	[9]
Ratio of net investment income (loss) to average net assets (%)	1.22		0.79	[9]	0.64	1.11	[9]
Portfolio turnover (%)	26		24	[8]	54	71	[8]
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
13Class NAV shares began operations on 4-28-06.
14Class 1 and Class NAV shares began operations on 10-15-05.

142

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Quantitative Value			Real Estate Equity
	NAV			NAV
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007	2006[13]

Per share operating performance
Net asset value, beginning of period	$16.56	$14.09		$10.99	$10.00
Income (loss) from investment operations
Net investment income (loss)	0.32 [7]	0.24	[7]	0.28 [7]	0.08	[7]
Net realized and unrealized gain (loss) on investments	1.69	2.29		(0.12)[46]	0.91
Total from investment operations	2.01	2.53		0.16	0.99
Less distributions
From net investment income	(0.20)	(0.06)		(0.17)	—
From net realized gain	(0.80)	—	[11]	(0.16)	—
Total distributions	(1.00)	(0.06)		(0.33)	—
Net asset value, end of period	$17.57	$16.56		$10.82	$10.99
Total return (%)	12.26 [12]	17.98	[8,12]	1.28 [2,12]	9.90	[2,8]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$680	$362		$254	$275
Ratio of net expenses to average net assets (%)	0.69	0.74	[9]	0.87	0.90	[9]
Ratio of gross expenses to average net assets (%)	0.69	0.74	[9]	0.90 [4]	0.92	[4,9]
Ratio of net investment income (loss) to average net assets (%)	1.81	1.73	[9]	2.41	2.29	[9]
Portfolio turnover (%)	169	127	[8]	55	50	[8]

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the period shown.
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
13Class NAV shares began operations on 4-28-06.
14Class 1 and Class NAV shares began operations on 10-15-05.
46The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

143

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Real Return Bond				Small Cap
	NAV				NAV
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[14]		2007	2006[14]

Per share operating performance
Net asset value, beginning of period	$13.32		$13.43		$14.04	$13.61
Income (loss) from investment operations
Net investment income (loss)	0.59	[7]	0.55	[7]	(0.02)[7]	(0.03)[7]
Net realized and unrealized gain (loss) on investments	(0.34)		(0.26)		1.84	0.46
Total from investment operations	0.25		0.29		1.82	0.43
Less distributions
From net investment income	(0.46)		(0.40)		—	—
From net realized gain	(0.04)		—	[11]	—	—
Total distributions	(0.50)		(0.40)		—	—
Net asset value, end of period	$13.07		$13.32		$15.86	$14.04
Total return (%)	1.95	[2,12]	2.32	[8,12]	12.96	3.16	[8]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$951		$684		$168	$240
Ratio of net expenses to average net assets (%)	0.74		0.75	[9]	0.90	0.91	[9]
Ratio of gross expenses to average net assets (%)	0.74	[4]	0.75	[9]	0.90	0.91	[9]
Ratio of net investment income (loss) to average net assets (%)	4.53		4.75	[9]	(0.16)	(0.27)[9]
Portfolio turnover (%)	197	[31]	216	[8]	109	53	[8]

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the period shown.
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.
31The Portfolio turnover rate including the effect of “TBA” (to be announced) is 230% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.

144

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Small Cap Index			Small Cap Opportunities
	NAV			NAV
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[21]		2007	2006[14]

Per share operating performance
Net asset value, beginning of period	$15.95	$14.05		$23.14	$21.26
Income (loss) from investment operations
Net investment income (loss)	0.20 [7]	0.12	[7]	0.34 [7]	0.22	[7]
Net realized and unrealized gain (loss) on investments	1.50	1.80		0.81	1.71
Total from investment operations	1.70	1.92		1.15	1.93
Less distributions
From net investment income	(0.13)	(0.02)		(0.31)	(0.05)
From net realized gain	(0.49)	—		(0.63)	—	[11]
Total distributions	(0.62)	(0.02)		(0.94)	(0.05)
Net asset value, end of period	$17.03	$15.95		$23.35	$23.14
Total return (%)	10.70 [2,12]	13.69	[2,8,12]	4.88 [12]	9.09	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$89	$125		$194	$217
Ratio of net expenses to average net assets (%)	0.54	0.56	[9]	1.04	1.05	[9]
Ratio of gross expenses to average net assets (%)	0.54	0.58	[4,9]	1.04	1.05	[9]
Ratio of net investment income (loss) to average net assets (%)	1.19	0.92	[9]	1.37	1.05	[9]
Portfolio turnover (%)	40	40	[8]	48	59	[8]

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the period shown.
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.
21Class NAV shares began operations on 10-29-05.

145

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Small Company			Small Company Growth
	NAV			NAV
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007	2006[21]

Per share operating performance
Net asset value, beginning of period	$15.44	$15.16		$11.09	$10.00
Income (loss) from investment operations
Net investment income (loss)	(0.03)[7]	(0.04)[7]		(0.09)[7]	(0.08)[7]
Net realized and unrealized gain (loss) on investments	1.44	0.32		2.29	1.17
Total from investment operations	1.41	0.28		2.20	1.09
Less distributions
From net investment income	—	—		—	—
From net realized gain	—	—		(0.20)	—
Total distributions	—	—		(0.20)	—
Net asset value, end of period	$16.85	$15.44		$13.09	$11.09
Total return (%)	9.13	1.85	[8]	20.04 [12]	10.90	[8]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$93	$87		$208	$74
Ratio of net expenses to average net assets (%)	1.20	1.29	[9]	1.11	1.16	[9]
Ratio of gross expenses to average net assets (%)	1.20	1.29	[9]	1.11	1.16	[9]
Ratio of net investment income (loss) to average net assets (%)	(0.20)	(0.31)[9]		(0.68)	(0.83)[9]
Portfolio turnover (%)	160	110	[8]	39	49	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.
21Class NAV shares began operations on 10-29-05.

146

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Small Company Value				Spectrum Income
	NAV				NAV
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[14]		2007		2006[21]

Per share operating performance
Net asset value, beginning of period	$23.63		$21.06		$10.27		$10.00
Income (loss) from investment operations
Net investment income (loss)	0.06	[7]	0.11	[7]	0.47	[7]	0.35	[7]
Net realized and unrealized gain (loss) on investments	2.54		2.51		0.24		0.19
Total from investment operations	2.60		2.62		0.71		0.54
Less distributions
From net investment income	(0.07)		(0.05)		(0.45)		(0.27)
From net realized gain	(0.37)		—		(0.02)		—
Total distributions	(0.44)		(0.05)		(0.47)		(0.27)
Net asset value, end of period	$25.79		$23.63		$10.51		$10.27
Total return (%)	11.04	[2,12]	12.44	[2,8,12]	7.00	[2,12]	5.47	[2,8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$319		$239		$979		$764
Ratio of net expenses to average net assets (%)	1.01		1.05	[9]	0.86		0.93	[9]
Ratio of gross expenses to average net assets (%)	1.06	[4]	1.07	[4,9]	0.88	[4]	0.94	[4,9]
Ratio of net investment income (loss) to average net assets (%)	0.25		0.53	[9]	4.46		4.15	[9]
Portfolio turnover (%)	18		12	[8]	73	[32]	123	[8]

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the period shown.
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.
21Class NAV shares began operations on 10-29-05.
32The Portfolio turnover rate including the effect of “TBA” (to be announced) is 110% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.

147

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Strategic Bond				Strategic Income
	NAV				NAV
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[14]		2007		2006[13]

Per share operating performance
Net asset value, beginning of period	$11.77		$11.83		$10.06		$10.00
Income (loss) from investment operations
Net investment income (loss)	0.65	[7]	0.51	[7]	0.51	[7]	0.14	[7]
Net realized and unrealized gain (loss) on investments	(0.24)		(0.04)		(0.12)		(0.01)
Total from investment operations	0.41		0.47		0.39		0.13
Less distributions
From net investment income	(0.64)		(0.53)		(0.39)		(0.07)
From net realized gain	—	[11]	—	[11]	—		—
Total distributions	(0.64)		(0.53)		(0.39)		(0.07)
Net asset value, end of period	$11.54		$11.77		$10.06		$10.06
Total return (%)	3.44	[12]	4.22	[8,12]	4.01	[12]	1.37	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$424		$270		$423		$281
Ratio of net expenses to average net assets (%)	0.76		0.77	[9]	0.78		0.86	[9]
Ratio of gross expenses to average net assets (%)	0.76		0.77	[9]	0.78		0.86	[9]
Ratio of net investment income (loss) to average net assets (%)	5.54		4.88	[9]	5.15		4.18	[9]
Portfolio turnover (%)	91	[33]	192	[8]	97	[34]	65	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
13Class NAV shares began operations on 4-28-06.
14Class 1 and Class NAV shares began operations on 10-15-05.
33The Portfolio turnover rate including the effect of “TBA” (to be announced) is 442% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.
34The Portfolio turnover rate including the effect of “TBA” (to be announced) is 106% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.

148

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Total Bond Market		Total Return
	NAV		NAV
	Period Ended		Period Ended
	August 31		August 31
	2007[20]		2007		2006

Per share operating performance
Net asset value, beginning of period	$10.00		$13.75		$13.67
Income (loss) from investment operations
Net investment income (loss)	0.40	[7]	0.65	[7]	0.47	[7]
Net realized and unrealized gain (loss) on investments	(0.05)		(0.08)		(0.05)
Total from investment operations	0.35		0.57		0.42
Less distributions
From net investment income	(0.33)		(0.54)		(0.34)
From net realized gain	—		(0.03)		—
Total distributions	(0.33)		(0.57)		(0.34)
Net asset value, end of period	$10.02		$13.75		$13.75
Total return (%)	3.54	[2,8,12]	4.26	[12]	3.18	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$54		$1,400		$1,041
Ratio of net expenses to average net assets (%)	0.56	[9]	0.78	[37,38]	0.77	[9]
Ratio of gross expenses to average net assets (%)	0.62	[4,9]	0.78	[37,38]	0.77	[9]
Ratio of net investment income (loss) to average net assets (%)	4.66	[9]	4.77		3.95	[9]
Portfolio turnover (%)	101	[8]	349	[35]	398	[8]

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the period shown.
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
20Class NAV shares began operations on 10-27-06.
35The Portfolio turnover rate including the effect of “TBA” (to be announced) is 443% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.
37Includes interest expense on securities sold short. Excluding interest expense the ratio for Class 1 and Class NAV would have been 0.81% and 0.76%, respectively.
38Includes interest and fees on inverse floaters. Excluding this expense the ratio for Class NAV would have been 0.81% for Global Bond and 0.77% for Total Return, respectively.

149

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	U.S. Global Leaders Growth				U.S. Government Securities
	NAV				NAV
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[14]		2007	2006[14]

Per share operating performance
Net asset value, beginning of period	$12.68		$12.80		$13.56	$13.51
Income (loss) from investment operations
Net investment income (loss)	0.09	[7]	0.06	[7]	0.62 [7]	0.44	[7]
Net realized and unrealized gain (loss) on investments	1.00		(0.17)		(0.13)	(0.06)
Total from investment operations	1.09		(0.11)		0.49	0.38
Less distributions
From net investment income	(0.07)		(0.01)		(0.63)	(0.33)
From net realized gain	—		—		(0.02)	—	[11]
Total distributions	(0.07)		(0.01)		(0.65)	(0.33)
Net asset value, end of period	$13.70		$12.68		$13.40	$13.56
Total return (%)	8.57	[12]	0.88	[8,12]	3.69 [12]	2.91	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$663		$452		$154	$161
Ratio of net expenses to average net assets (%)	0.72		0.74	[9]	0.71	0.73	[9]
Ratio of gross expenses to average net assets (%)	0.72		0.74	[9]	0.71	0.73	[9]
Ratio of net investment income (loss) to average net assets (%)	0.63		0.52	[9]	4.58	3.75	[9]
Portfolio turnover (%)	24		17	[8]	59 [36]	100	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.
36The Portfolio turnover rate including the effect of “TBA” (to be announced) is 739% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.

150

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	U.S. High Yield Bond				U.S. Multi Sector
	NAV				NAV
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[14]		2007	2006[21]

Per share operating performance
Net asset value, beginning of period	$13.05		$12.74		$10.41	$10.00
Income (loss) from investment operations
Net investment income (loss)	0.96	[7]	0.80	[7]	0.13 [7]	0.09	[7]
Net realized and unrealized gain (loss) on investments	(0.18)		0.02		0.90	0.33
Total from investment operations	0.78		0.82		1.03	0.42
Less distributions
From net investment income	(0.96)		(0.51)		(0.10)	(0.01)
From net realized gain	—	[11]	—		(0.05)	—
Total distributions	(0.96)		(0.51)		(0.15)	(0.01)
Net asset value, end of period	$12.87		$13.05		$11.29	$10.41
Total return (%)	6.02	[12]	6.58	[8,12]	9.93 [12]	4.25	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$392		$288		$1,524	$1,227
Ratio of net expenses to average net assets (%)	0.79		0.82	[9]	0.80	0.82	[9]
Ratio of gross expenses to average net assets (%)	0.79		0.82	[9]	0.80	0.82	[9]
Ratio of net investment income (loss) to average net assets (%)	7.31		7.06	[9]	1.19	1.01	[9]
Portfolio turnover (%)	86		108	[8]	72	116	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
14Class 1 and Class NAV shares began operations on 10-15-05.
21Class NAV shares began operations on 10-29-05.

151

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Value		Value & Restructuring
	NAV		NAV
	Period Ended		Period Ended
	August 31		August 31
	2007[20]		2007	2006[21]

Per share operating performance
Net asset value, beginning of period	$10.00		$11.08	$10.00
Income (loss) from investment operations
Net investment income (loss)	0.08	[7]	0.18 [7,43]	0.12	[7]
Net realized and unrealized gain (loss) on investments	1.36		1.82	0.99
Total from investment operations	1.44		2.00	1.11
Less distributions
From net investment income	(0.01)		(0.12)	(0.03)
From net realized gain	—		(0.04)	—
Total distributions	(0.01)		(0.16)	(0.03)
Net asset value, end of period	$11.43		$12.92	$11.08
Total return (%)	14.45	[2,8,12]	18.12 [12]	11.07	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$14		$395	$296
Ratio of net expenses to average net assets (%)	0.99	[9]	0.86	0.92	[9]
Ratio of gross expenses to average net assets (%)	1.40	[4,9]	0.86	0.92	[9]
Ratio of net investment income (loss) to average net assets (%)	0.88	[9]	1.40	1.33	[9]
Portfolio turnover (%)	70	[8]	19	17	[8]

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the period shown.
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
20Class NAV shares began operations on 10-27-06.
21Class NAV shares began operations on 10-29-05.
43Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:

		Percentage of
	Per share	average net assets

Class NAV	$0.04	0.31%

152

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Vista
	NAV
	Period Ended
	August 31
	2007	2006[21]

Per share operating performance
Net asset value, beginning of period	$10.70	$10.00
Income (loss) from investment operations
Net investment income (loss)	(0.06)[7,44]	(0.01)[7]
Net realized and unrealized gain (loss) on investments	3.73	0.71
Total from investment operations	3.67	0.70
Less distributions
From net investment income	—	—
From net realized gain	—	—
Total distributions	—	—
Net asset value, end of period	$14.37	$10.70
Total return (%)	34.30	7.00	[8]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$170	$123
Ratio of net expenses to average net assets (%)	0.97	1.04	[9]
Ratio of gross expenses to average net assets (%)	0.97	1.04	[9]
Ratio of net investment income (loss) to average net assets (%)	(0.48)	(0.15)[9]
Portfolio turnover (%)	152	205	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
21Class NAV shares began operations on 10-29-05.
44Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:

		Percentage of
	Per share	average net assets

Class NAV	$0.02	0.14%

153

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the Funds. As stated above, the advisory or management fee for each Fund is calculated by applying to the net assets of the Fund an annual fee rate, which is determined based on the application of the annual percentage rates for the Fund to the “Aggregate Net Assets” of the Fund. Aggregate Net Assets of a Fund include the net assets of the Fund and in most cases the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the Fund. If the Fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Funds and Annual Percentage Rates of Aggregate Net Assets

Fund	APR	Advisory Fee Breakpoint

Active Bond Fund	0.600%	— at all asset levels

All Cap Core Fund	0.800%	— first $500 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the All Cap Core Trust, a series of JHT)

All Cap Growth Fund	0.850%	— first $500 million;
	0.825%	— between $500 million and $1 billion; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the All Cap Growth Trust, a series of JHT)

All Cap Value Fund	0.850%	— first $250 million;
	0.800%	— next $250 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the All Cap Value Trust, a series of JHT)

Blue Chip Growth Fund	0.825%	— first $1 billion; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Blue Chip Growth Trust, a series of JHT)

Capital Appreciation Fund	0.850%	— first $300 million;
	0.800%	— between $300 million and $500 million;
	0.700%	— between $500 million and $1 billion; and
	0.670%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Capital Appreciation Trust, a series of JHT)

Core Allocation Plus Fund:	0.915%	— first $500 million;
	0.865%	— exceed over $500 million.

Core Bond Fund	0.690%	— first $200 million;
	0.640%	— next $200 million; and
	0.570%	— excess over $400 million. (Aggregate Net Assets include the net assets of the Fund and the Core Bond Trust, a series of JHT)

Core Equity Fund	0.850%	— first $350 million; and
	0.750%	— excess over $350 million. (Aggregate Net Assets include the net assets of the Fund and the Core Equity Trust, a series of JHT)

154

Fund	APR	Advisory Fee Breakpoint

Dynamic Growth Fund	0.900%	— first $250 million;
	0.850%	— next $250 million;
	0.825%	— next $250 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Dynamic Growth Trust, a series of JHT)

Emerging Growth Fund	0.800%	— at all asset levels. (Aggregate Net Assets include the net assets of the Fund and the Emerging Growth Trust, a series of JHT)

Emerging Markets Value Fund	1.00%	— first $100 million;
	0.950%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund, and the Emerging Markets Value Trust, a series of JHT)

Emerging Small Company Fund	0.970%	— first $500 million; and
	0.900%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Emerging Small Company Trust, a series of JHT)

Equity-Income Fund	0.825%	— first $1 billion; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Equity-Income Trust, a series of JHT)

Floating Rate Income Fund:	0.70%	— at all asset levels (Aggregate Net Assets include the net assets of the Fund and the Floating Rate Income Trust, a series of JHT)

Fundamental Value Fund	0.850%	— first $50 million;
	0.800%	— next $450 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Fundamental Value Trust, a series of JHT)

Global Allocation Fund	0.850%	— first $500 million; and
	0.800%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Global Allocation Trust, a series of JHT)

Global Bond Fund	0.700%	— at all asset levels.

Global Fund	0.850%	— first $1 billion; and
0.800%	— excess over $1 billion.
		(Aggregate Net Assets include the net assets of the Fund and the International Value Fund, series of JHF II, and the Global Trust and the International Value Trust, series of JHT)

Global Real Estate Fund	0.950%	— first $500 million;
	0.925%	— next $250 million; and
	0.900%	— excess over $750 million. (Aggregate Net Assets include the net assets of the Fund and the Global Real Estate Trust, a series of JHT)

High Income Fund	0.725%	— first $150 million;
	0.675%	— between $150 million and $500 million;
	0.650%	— between $500 million and $2.5 billion; and
	0.600%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the High Yield Trust, a series of JHT)

155

Fund	APR	Advisory Fee Breakpoint

High Yield Fund	0.700%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the High Yield Trust, a series of JHT)

Income Fund	1.075%	— first $50 million;
	0.915%	— between $50 million and $200 million;
	0.825%	— between $200 million and $500 million;
0.800%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the Income Fund, the International Value Fund, the International Small Cap Fund, and the Global Fund, series of JHF II, and the Income Trust, the International Value Trust, the International Small Cap Trust, the Global Trust, and the Mutual Shares Trust, series of JHT)

Index 500 Fund	0.470%	— first $500 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the 500 Index Trust, a series of JHT)

International Equity Index Fund	0.550%	— first $100 million; and
	0.530%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund and the International Equity Index Trust A, a series of JHT)

International Opportunities Fund	0.900%	— first $750 million;
	0.850%	— between $750 million and $1.5 billion; and
	0.800%	— excess over $1.5 billion. (Aggregate Net Assets include the net assets of the Fund, and the International Opportunities Trust, a series of JHT).

International Small Cap Fund	1.050%	— first $200 million;
	0.950%	— next $300 million; and
	0.850%	— excess over $500 million (Aggregate Net Assets include the net assets of the Fund and the International Small Cap Trust, a series of JHT)

International Small Company Fund	1.00%	— first $100 million; and
	0.95%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund and the International Small Company Trust, a series of JHT)

International Value Fund	0.950%	— first $200 million;
	0.850%	— next $300 million; and
	0.800%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Global Fund, series of JHF II, and the International Value Trust and the Global Trust, series of JHT)

Investment Quality Bond Fund	0.600%	— first $500 million; and
	0.550%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Investment Quality Bond Trust, a series of JHT)

Large Cap Fund	0.780%	— first $250 million;
	0.730%	— next $250 million;
	0.680%	— next $250 million; and
	0.650%	— excess over $750 million. (Aggregate Net Assets include the net assets of the Fund and the Strategic Opportunities Trust and the Large Cap Trust, each a series of JHT)

156

Fund	APR	Advisory Fee Breakpoint

Large Cap Value Fund	0.825%	— first $500 million;
	0.800%	— next $500 million;
	0.775%	— next $500 million;
	0.720%	— next $500 million; and
	0.700%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the Fund and the Large Cap Value Trust, a series of JHT)

Mid Cap Index Fund	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Index Trust, a series of JHT)

Mid Cap Intersection Fund	0.875%	— first $500 million;
	0.850%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund, and the Mid Cap Intersection Trust, a series of JHT)

Mid Cap Stock Fund	0.875%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Stock Trust, a series of JHT)

Mid Cap Value Equity Fund	0.875%	— first $250 million; and
	0.850%	— next $250 million;
	0.825%	— next $500 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Equity Trust, a series of JHT)

Mid Cap Value Fund	0.900%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Trust, a series of JHT)

Money Market Fund	0.500%	— first $500 million; and
	0.470%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Money Market Trust, a series of JHT)

Natural Resources Fund	1.050%	— first $50 million; and
	1.000%	— excess over $50 million. (Aggregate Net Assets include the net assets of the Fund and the Natural Resources Trust, a series of JHT)

Optimized Value Fund	0.700%	— first $500 million;
	0.650%	— next $500 million; and
	0.600%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Optimized Value Trust, a series of JHT)

Quantitative All Cap Fund	0.750%	— first $2.5 billion; and
0.700%	— excess over $2.5 billion.
(Aggregate Net Assets include the net assets of the Fund and the Quantitative All Cap Trust, a series of JHT)
		Effective April 25, 2008, or the effective date of the merger of the Growth & Income Trust into the Quantitative All Cap Trust, each a series of John Hancock Trust, if that date is later, the advisory fee for the Quantitative All Cap Fund will be reduced to 0.675% of the first $2.5 billion of aggregate net assets and 0.650% in excess over $2.5 billion of aggregate net assets.

157

Fund	APR	Advisory Fee Breakpoint

Quantitative Mid Cap Fund	0.750%	— first $200 million; and
	0.650%	— excess over $200 million. (Aggregate Net Assets include the net assets of the Fund and the Quantitative Mid Cap Trust, a series of JHT)

Real Estate Equity Fund	0.875%	— first $250 million;
	0.850%	— next $250 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Real Estate Trust, a series of JHT)

Real Estate Securities Fund	0.700%	— at all asset levels. (Aggregate Net Assets include the net assets of the Fund and the Real Estate Securities Trust, a series of JHT)

Real Return Bond Fund	0.700%	— first $1 billion; and
	0.650%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Real Return Bond Trust, a series of JHT)

Science & Technology Fund	1.050%	— first $500 million; and
	1.000%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Science & Technology Trust, a series of JHT)

Small Cap Fund	0.850%	— at all asset levels. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Trust, a series of JHT)

Small Cap Growth Fund	1.100%	— first $100 million; and
	1.050%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Growth Trust, a series of JHT)

Small Cap Index Fund	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Index Trust, a series of JHT)

Small Cap Opportunities Fund	1.000%	— first $500 million; and
	0.950%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Opportunities Trust, a series of JHT)

Small Cap Value Fund	1.100%	— first $100 million; and
	1.050%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Value Trust, a series of JHT)

Small Company Fund	1.050%	— first $125 million; and
	1.000%	— excess over $125 million. (Aggregate Net Assets include the net assets of the Fund and the Small Company Trust, a series of JHT)

Small Company Growth Fund	1.050%	— first $250 million; and
1.000%	— excess over $250 million.
		(Aggregate Net Assets include the net assets of the Fund. However, the applicable rate is 1.000% of all net assets of the Fund when the aggregate net assets of the following exceed $1 billion the Fund and All Cap Growth Fund as series of the JHF II, and the Small Company Growth Trust and All Cap Growth Trust a series of JHT.

158

Fund	APR	Advisory Fee Breakpoint

Small Company Value Fund	1.050%	— first $500 million; and
	1.000%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Small Company Value Trust, a series of JHT)

Spectrum Income Fund	0.800%	— first $250 million; and
	0.725%	— excess over $250 million. (Aggregate Net Assets include the net assets of the Fund and the Spectrum Income Trust, a series of JHT)

Strategic Bond Fund	0.700%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Strategic Bond Trust, a series of JHT)

Strategic Income Fund	0.725%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Strategic Income Trust, a series of JHT)

Total Bond Market Fund	0.490%	— first $500 million; and
	0.470%	— excess over $500 million.

Total Return Fund	0.700%	— at all asset levels.

Total Stock Market Index Fund	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Total Stock Market Index Trust, a series of JHT)

U.S. Global Leaders Growth Fund	0.7125%	— first $500 million; and
	0.675%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the U.S. Global Leaders Growth Trust, a series of JHT)

U.S. Government Securities Fund	0.620%	— first $500 million; and
	0.550%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the U.S. Government Securities Trust, a series of JHT)

U.S. High Yield Bond Fund	0.750%	— first $200 million; and
	0.720%	— excess over $200 million. (Aggregate Net Assets include the net assets of the Fund and the U.S. High Yield Bond Trust, a series of JHT)

U.S. Multi-Sector Fund	0.780%	— first $500 million;
	0.760%	— next $500 million;
	0.750%	— next $1.5 billion; and
	0.740%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the U.S. Multi Sector Trust, a series of JHT)

Value Fund	0.750%	— first $200 million;
	0.725%	— next $300 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Value Trust, a series of JHT)

Value & Restructuring Fund	0.825%	— first $500 million;
	0.800%	— next $500 million; and
	0.775%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Value & Restructuring Trust, a series of JHT)

159

Fund	APR	Advisory Fee Breakpoint

Vista Fund	0.900%	— first $200 million;
	0.850%	— next $200 million;
	0.825%	— next $600 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Vista Trust, a series of JHT)

160

FOR MORE INFORMATION

The following document is available that offers further information on JHF II:

Statement of Additional Information

Annual/Semi Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHF II’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Funds II
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

On the Internet: www.jhfunds.com

Or You May View or Obtain These Documents and Other Information About the Fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

161

JOHN HANCOCK FUNDS II
CLASS 1 SHARES

ACTIVE BOND FUND
ALL CAP CORE FUND
ALL CAP GROWTH FUND
ALL CAP VALUE FUND
BLUE CHIP GROWTH FUND
CAPITAL APPRECIATION FUND
CORE ALLOCATION PLUS FUND
CORE BOND FUND
CORE EQUITY FUND
DYNAMIC GROWTH FUND
EMERGING GROWTH FUND
EMERGING MARKETS VALUE FUND
EMERGING SMALL COMPANY FUND
EQUITY-INCOME FUND
FLOATING RATE INCOME FUND
FUNDAMENTAL VALUE FUND
GLOBAL ALLOCATION FUND
GLOBAL BOND FUND
GLOBAL FUND
GLOBAL REAL ESTATE FUND
HIGH INCOME FUND
HIGH YIELD FUND
INCOME FUND

INTERNATIONAL EQUITY INDEX FUND
INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL SMALL CAP FUND
INTERNATIONAL SMALL COMPANY FUND
INTERNATIONAL VALUE FUND
INVESTMENT QUALITY BOND FUND
LARGE CAP FUND
LARGE CAP VALUE FUND
MID CAP INDEX FUND
MID CAP INTERSECTION FUND
MID CAP STOCK FUND
MID CAP VALUE EQUITY FUND
MID CAP VALUE FUND
MONEY MARKET FUND
NATURAL RESOURCES FUND
OPTIMIZED VALUE FUND (previously known as Quantitative Value Fund)
QUANTITATIVE ALL CAP FUND
QUANTITATIVE MID CAP FUND
REAL ESTATE EQUITY FUND
REAL ESTATE SECURITIES FUND
REAL RETURN BOND FUND
SCIENCE & TECHNOLOGY FUND

SMALL CAP FUND
SMALL CAP GROWTH FUND
SMALL CAP INDEX FUND
SMALL CAP OPPORTUNITIES FUND
SMALL CAP VALUE FUND
SMALL COMPANY FUND
SMALL COMPANY GROWTH FUND
SMALL COMPANY VALUE FUND
SPECTRUM INCOME FUND
STRATEGIC BOND FUND
STRATEGIC INCOME FUND
TOTAL BOND MARKET FUND
TOTAL RETURN FUND
TOTAL STOCK MARKET INDEX FUND
U.S. GLOBAL LEADERS GROWTH FUND
U.S. GOVERNMENT SECURITIES FUND
U.S. HIGH YIELD BOND FUND
U.S. MULTI-SECTOR FUND
VALUE FUND
VALUE & RESTRUCTURING FUND
VISTA FUND

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by John Hancock Funds II (“JHF II”), the adviser or any subadvisers to JHF II or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHF II in any state where such offer or sale would be prohibited.

Prospectus dated 12.31.2007

OVERVIEW
JOHN HANCOCK FUNDS II

John Hancock Funds II (“JHF II”) is a series trust which is comprised of separate investment funds, (each a “Fund”, and collectively the “Funds”). The Funds of JHF II offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, the Funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

This prospectus relates to the Class 1 shares of the Funds listed above. Class 1 shares are sold only to certain insurance company separate accounts.

The Funds listed below have commenced operations for Class 1 shares.

Active Bond Fund
All Cap Growth Fund
All Cap Value Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Core Bond Fund
Core Equity Fund
Emerging Growth Fund
Emerging Small Company Fund
Equity-Income Fund
Fundamental Value Fund
Global Bond Fund
High Yield Fund
International Opportunities Fund
International Value Fund
International Small Cap Fund
Investment Quality Bond Fund
Large Cap Fund
Large Cap Value Fund
Mid Cap Stock Fund
Mid Cap Value Fund
Natural Resources Fund
Quantitative Mid Cap Fund
Optimized Value Fund
Real Estate Securities Fund
Real Return Bond Fund
Small Cap Fund
Small Cap Opportunities Fund
Small Company Fund
Small Company Value Fund
Strategic Bond Fund
Total Return Fund
US Global Leaders Growth Fund
US Government Securities Fund
US High Yield Bond Fund

Investment Management

John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHF II, the Funds and Portfolios. The Adviser administers the business and affairs of JHF II and retains and compensates the investment subadvisers which manage the assets of the Funds and Portfolios. The subadvisers formulate a continuous investment program for the Funds and Portfolios, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended, or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Fund Information:

1.	Fees and Expenses for Each Fund

JHF II may issue the Class 1 Shares. The table below describes the fees and expenses for Class 1 Shares of each Fund offered through this Prospectus.

Fund Annual Expenses

Expense information for series in existence during fiscal year ended August 31, 2007 is based on expenses incurred during that fiscal year. For new series, expense information is based on the estimated amounts for the current fiscal year.

				Total Fund
	Management	12B-1	Other	Annual
Class 1	Fee	Expenses	Expenses	Expense
Active Bond Fund	0.60%	0.05%	0.08%	0.73%

All Cap Core Fund	0.77%	0.05%	0.06%	0.88%

All Cap Growth Fund	0.85%	0.05%	0.07%	0.97%

All Cap Value Fund	0.82%	0.05%	0.10%	0.97%

Blue Chip Growth Fund[1]	0.81%	0.05%	0.03%	0.89%

Capital Appreciation Fund	0.73%	0.05%	0.03%	0.81%

Core Allocation Plus Fund	0.92%	0.05%	0.14%	1.11%

Core Bond Fund	0.65%	0.05%	0.12%	0.82%

Core Equity Fund	0.78%	0.05%	0.03%	0.86%

Dynamic Growth Fund	0.95%	0.05%	0.10%	1.10%

1

				Total Fund
	Management	12B-1	Other	Annual
Class 1	Fee	Expenses	Expenses	Expense
Emerging Growth Fund	0.80%	0.05%	0.03%	0.88%

Emerging Markets Value Fund	0.96%	0.05%	0.14%	1.15%

Emerging Small Company Fund	0.97%	0.05%	0.05%	1.07%

Equity-Income Fund[1]	0.81%	0.05%	0.03%	0.89%

Floating Rate Income Fund	0.70%	0.05%	0.07%	0.82%

Fundamental Value Fund	0.76%	0.05%	0.04%	0.85%

Global Allocation Fund	0.85%	0.05%	0.15%	1.05%

Global Bond Fund	0.70%	0.05%	0.11%	0.86%

Global Fund	0.85%	0.05%	0.15%	1.05%

Global Real Estate Fund	0.94%	0.05%	0.14%	1.13%

High Income Fund	0.68%	0.05%	0.05%	0.78%

High Yield Fund	0.66%	0.05%	0.04%	0.75%

Income Fund	0.81%	0.05%	0.08%	0.94%

International Equity Index Fund[4,8]	0.53%	0.05%	0.04%	0.62%

International Opportunities Fund	0.87%	0.05%	0.12%	1.04%

International Small Cap Fund	0.91%	0.05%	0.20%	1.16%

International Small Company Fund[2]	0.96%	0.05%	0.13%	1.14%

International Value Fund[3]	0.80%	0.05%	0.13%	0.98%

Investment Quality Bond Fund	0.59%	0.05%	0.14%	0.78%

Large Cap Fund[8]	0.72%	0.05%	0.05%	0.82%

Large Cap Value Fund	0.81%	0.05%	0.05%	0.91%

Mid Cap Index Fund[4]	0.47%	0.05%	0.04%	0.56%

Mid Cap Intersection Fund	0.87%	0.05%	0.07%	0.99%

Mid Cap Stock Fund	0.84%	0.05%	0.04%	0.93%

Mid Cap Value Equity Fund	0.87%	0.05%	0.07%	0.99%

Mid Cap Value Fund	0.86%	0.05%	0.05%	0.96%

Money Market Fund	0.48%	0.05%	0.10%	0.63%

Natural Resources Fund	1.00%	0.05%	0.09%	1.14%

Optimized Value Fund	0.66%	0.05%	0.03%	0.74%

Quantitative All Cap Fund[7]	0.71%	0.05%	0.09%	0.85%

Quantitative Mid Cap Fund[8]	0.74%	0.05%	0.08%	0.87%

Real Estate Equity Fund[1]	0.86%	0.05%	0.04%	0.95%

Real Estate Securities Fund	0.70%	0.05%	0.05%	0.80%

Real Return Bond Fund	0.69%	0.05%	0.05%	0.79%

Science & Technology Fund[1]	1.05%	0.05%	0.10%	1.20%

Small Cap Fund[8]	0.85%	0.05%	0.06%	0.96%

Small Cap Growth Fund	1.07%	0.05%	0.10%	1.22%

Small Cap Index Fund[4]	0.48%	0.05%	0.06%	0.59%

Small Cap Opportunities Fund	0.99%	0.05%	0.05%	1.09%

Small Cap Value Fund	1.07%	0.05%	0.10%	1.22%

Small Company Fund	1.04%	0.05%	0.16%	1.25%

Small Company Growth Fund	1.04%	0.05%	0.07%	1.16%

Small Company Value Fund[1]	1.02%	0.05%	0.04%	1.11%

Spectrum Income Fund[1]	0.74%	0.05%	0.14%	0.93%

Strategic Bond Fund	0.67%	0.05%	0.09%	0.81%

Strategic Income Fund	0.70%	0.05%	0.08%	0.83%

Total Bond Market Fund[5]	0.49%	0.05%	0.07%	0.61%

Total Return Fund	0.70%	0.05%	0.08%	0.83%

Total Stock Market Index Fund	0.49%	0.05%	0.10%	0.64%

U.S. Global Leaders Growth Fund[9]	0.69%	0.05%	0.03%	0.77%

2

				Total Fund
	Management	12B-1	Other	Annual
Class 1	Fee	Expenses	Expenses	Expense
U.S. Government Securities Fund	0.61%	0.05%	0.10%	0.76%

U.S. High Yield Bond Fund	0.73%	0.05%	0.06%	0.84%

U.S. Multi-Sector Fund	0.76%	0.05%	0.04%	0.85%

Value Fund[6]	0.74%	0.05%	0.25%	1.04%

Value & Restructuring Fund	0.82%	0.05%	0.04%	0.91%

Vista Fund	0.89%	0.05%	0.08%	1.02%

1T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee this waiver is based on the combined average daily net assets of the following funds that are managed by T. Rowe Price: for JHF II the Blue Chip Growth Fund, Equity-Income Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund, Real Estate Equity Fund; for John Hancock Trust the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust (collectively, the “T. Rowe Portfolios”). Only that portion of the net assets of the Science & Technology Fund and the Science & Technology Trust that are managed by T. Rowe Price are included for purposes of determining the combined average daily net assets of the T. Rowe Portfolios. This waiver may be terminated at any time.
2The Advisory fees were changed during the previous fiscal year. Rates shown reflect these new advisory fees.
3The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for the Fund does not exceed 0.45% of the Fund’s average net assets. If such reimbursement were not reflected in the table, “Management fee” and “Total Fund operating expenses” would be, respectively, 0.82% and 1.00%. This reimbursement shall continue in effect until terminated by the Adviser on notice to JHF II.
4The Adviser has voluntarily agreed to reduce its advisory fee or make a payment to reimburse each Fund, in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds the expense limits set forth as a percentage of average net assets. These expense limits shall be as follows: 0.05% for the International Equity Index Fund and 0.075% for the Mid Cap Index Fund and Small Cap Index Fund. This expense reimbursement shall continue in effect until terminated by the Adviser on notice to JHF II.
5For the Total Bond Market Fund, the Adviser has contractually agreed to limit certain Other Expenses so that certain other Fund level expenses do not exceed 0.075%. If the Advisor did not limit expenses, Other Expenses would be 0.13% and Net Fund Operating Expenses would be 0.67%. This reimbursement shall continue in effect until December 31, 2008 and then after until terminated by the Adviser on notice to JHF.
6For the Value Fund, the Adviser has contractually agreed to limit certain Other Expenses so that certain other Fund level expenses do not exceed 0.25%. If the Advisor did not limit expenses, Other Expenses would be 0.66% and Net Fund Operating Expenses would be 1.45%. This reimbursement shall continue in effect until December 31, 2008 and then after until terminated by the Adviser on notice to JHF II.
7The Adviser has contractually agreed to reduce its advisory fee or make a payment to reimburse the Quantitative All Cap Fund in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds the 0.85% of the average net assets. This reimbursement shall continue in effect until December 31, 2008 and then after until terminated by the Adviser on notice to JHF II. Had the contractual agreement not been in place, other expense would have been 1.02% and Net Fund Operating expenses would have been 1.78%.
8The “Total expenses” include fees and expenses which are less than 0.01% that were incurred indirectly by the Portfolios as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an “Acquired Fund”). The Total annual expenses shown may not correlate to the Portfolio’s ration of expenses to average net assets shown in “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio’s current fiscal year.
9The Adviser has voluntarily agreed to reimburse for certain Fund level expenses (excluding Rule 12b-1 fees, Funds brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Funds business, and fees under any agreement or plans of the Funds dealing with services for shareholders and others with beneficial interests in shares of the Fund). The limit has been set for 0.72% for Class 1 and shall continue unless terminated by the Adviser.

3

Example of Expenses for Each Fund

The Example is intended to help an investor compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in a Fund for the time periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year, that a Fund’s operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Example does not reflect the expenses of any qualified plan that may use a Fund as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor’s actual expenses may be higher or lower, based on these assumptions the expenses would be:

Class 1	1 year	3 year	5 year	10 year
Active Bond Fund	75	233	406	906

All Cap Core Fund	90	281	488	1084

All Cap Growth Fund	99	309	536	1190

All Cap Value Fund	99	309	536	1190

Blue Chip Growth Fund	91	284	493	1096

Capital Appreciation Fund	83	259	450	1002

Core Allocation Plus Fund	113	353	612	1352

Core Bond Fund	84	262	455	1014

Core Equity Fund	88	274	477	1061

Dynamic Growth Fund	112	350	606	1340

Emerging Growth Fund	90	281	488	1084

Emerging Markets Value Fund	117	365	633	1398

Emerging Small Company Fund	109	340	590	1306

Equity-Income Fund	91	284	493	1096

Floating Rate Income Fund	84	262	455	1014

Fundamental Value Fund	87	271	471	1049

Global Allocation Fund	107	334	579	1283

Global Bond Fund	88	274	477	1061

Global Fund	107	334	579	1283

Global Real Estate Fund	115	359	622	1375

High Income Fund	80	249	433	966

High Yield Fund	77	240	417	930

Income Fund	96	300	520	1155

International Equity Index Fund	63	199	346	774

International Opportunities Fund	106	331	574	1271

International Small Cap Fund	118	368	638	1409

International Small Company Fund	116	362	628	1386

International Value Fund	100	316	551	1223

Investment Quality Bond Fund	80	249	433	966

Large Cap Fund	84	262	455	1014

Large Cap Value Fund	93	290	504	1120

Mid Cap Index Fund	57	179	313	701

Mid Cap Intersection Fund	101	315	547	1213

Mid Cap Stock Fund	95	296	515	1143

Mid Cap Value Equity Fund	101	315	547	1213

Mid Cap Value Fund	98	306	531	1178

Money Market Fund	64	202	351	786

Natural Resources Fund	116	362	628	1386

Optimized Value Fund	76	237	411	918

Quantitative All Cap Fund	87	470	877	2018

Quantitative Mid Cap Fund	89	278	482	1073

Real Estate Equity Fund[3]	97	303	525	1166

Real Estate Securities Fund	82	255	444	990

Real Return Bond Fund	81	252	439	978

4

Class 1	1 year	3 year	5 year	10 year
Science & Technology Fund	122	381	660	1455

Small Cap Fund	98	306	531	1178

Small Cap Growth Fund	119	372	644	1420

Small Cap Index Fund	60	189	329	738

Small Cap Opportunities Fund	111	347	601	1329

Small Cap Value Fund	124	387	670	1477

Small Company Fund	127	397	686	1511

Small Company Growth Fund	118	368	638	1409

Small Company Value Fund	113	353	612	1352

Spectrum Income Fund	95	296	515	1143

Strategic Bond Fund	83	259	450	1002

Strategic Income Fund	85	265	460	1025

Total Bond Market Fund	62	208	367	829

Total Return Fund	85	265	460	1025

Total Stock Market Index Fund	65	205	357	798

U.S. Global Leaders Growth Fund	79	246	428	954

U.S. Government Securities Fund	78	243	422	942

U.S. High Yield Bond Fund	86	268	466	1037

U.S. Multi-Sector Fund	87	271	471	1049

Value Fund	106	418	753	1700

Value & Restructuring Fund	93	290	504	1120

Vista Fund	104	325	563	1248

2.	Investment Objectives and Strategies

Each Fund has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the Fund). There can be no assurance that a Fund will achieve its investment objective. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. See “Additional Information About the Funds’ Risks and Investment Policies”.

Temporary Defensive Investing.  Except as otherwise stated below in the description of a particular Fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each Fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of Funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions.  Except as otherwise stated below in the description of a particular Fund, each Fund is authorized to use all of the various investment strategies referred to under “Hedging, Derivatives and Other Strategic Transactions”. More complete descriptions of options, futures, currency and other derivative transactions that certain Funds may engage in are set forth in the Statement of Additional Information (the “SAI”).

More complete descriptions of the money market instruments and certain other instruments in which certain Funds may invest in are set forth in the SAI. A more complete description of the debt security ratings used by the JHF II assigned by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) is included in Appendix A of the SAI.

5

3.	Principal Risks of Investing in the Funds

Certain risks of investing in each Fund are set forth in the Fund’s description. If these risks materialize, an investor could lose money in a Fund. The risks of investing in the following types of securities, as well as the definition of a non-diversified Fund and the risks associated with such a Fund, are more fully described below under “Additional Information About the Funds’ Risks and Investment Policies”.

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds (“ETFs”) risk
•	Fixed Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Index Management risk
•	Industry or Sector Investing risk
•	Initial Public Offerings (“IPOs”) risk
•	Investment Company Securities risk
•	Issuer risk
•	Liquidity risk
•	Loan Participations risk
•	Medium and Smaller Company risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Non-Diversified Fund risk
•	Real Estate Securities risk
•	Short Sale risk
•	Stripped Securities risk

An investment in any of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4.	Past Performance

Each Fund description contains a bar chart and a performance table, which provide some indication of the risks of investing in the Fund.

Bar Chart.  The bar chart shows changes in the performance of Class 1 shares of each Fund from year to year over a ten-year period, if available. Funds with less than ten years of performance history show performance from the inception date of the Fund.

Performance Table.  The table compares each Fund’s one, five and ten year average annual returns as of December 31, 2006 for each series of shares to those of a broad measure or index of market performance.

Performance information in the bar chart and the performance table reflect all fees charged to each Fund, such as advisory fees and all Fund expenses.

5.	Portfolio Managers

See “Subadviser Information and Management Biographies” for information relating to the Funds’ portfolio managers.

6

SMALL CAP FUNDS

EMERGING GROWTH FUND

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek superior long-term rates of return through capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund seeks to achieve its objective by investing, primarily in high quality securities (those with a proven track record of performance and/or growth) and convertible instruments of small-cap U.S. companies.

The Fund will focus on purchasing high quality securities of small-cap U.S. companies whose growth prospects are better than average because they have a unique product or a technology/service edge or an expanding market share.

The subadviser focuses on a universe of approximately 1000 leading emerging growth stocks (those with growth prospects that are expected to be better than average) derived through a host of considerations including: size, fundamental analysis, balance sheet and market share analysis, company and industry growth prospects and management interviews. The subadviser then uses a proprietary, quantitative system to rank stocks based on a variety of financial measures. Top-ranked stocks meeting both fundamental and quantitative criteria will be considered for the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	JIEGX
	CUSIP	47803V838

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

12.84%

2006

Year-to-date:	12.41% (as of 09/30/2007)
Best quarter:	13.85% (quarter ended 03/31/2006) Worst quarter: −4.37% (quarter ended 06/30/2006)

7

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	12.84%	17.87%	10/14/2005
Class 1 after tax on distributions A	6.19%	12.12%
Class 1 after tax on distributions, with sale A	8.33%	11.92%
Russell 2000 Growth Index	13.35%	17.68%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

EMERGING SMALL COMPANY FUND

Subadviser:	RCM Capital Management LLC

Investment Objective:	To seek long term capital appreciation.

Investment Strategy:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small Cap 600 Index.

The subadviser seeks to create an investment portfolio of growth stocks across major industry groups. The portfolio managers evaluate individual stocks based on their growth, quality and valuation characteristics. Examples of growth characteristics include the potential for sustained earnings growth and the development of proprietary products or services; examples of quality characteristics include the integrity of management and a strong balance sheet; and examples of valuation characteristics include relative valuation and upside potential.

In addition to traditional research activities, the portfolio managers use Grassroots (SM) Research which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing and provides a “second look” at potential investments and checks market place assumptions about market demand for particular products and services. The subadviser sells securities it deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund may invest up to 25% of its net assets in foreign securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	JIEOX
	CUSIP	47803V812

8

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

2.74%

2006

Year-to-date:	16.47% (as of 09/30/2007)
Best quarter:	12.62% (quarter ended 03/31/2006) Worst quarter: −9.61% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	2.74%	8.28%	10/14/2005
Class 1 after tax on distributions A	−0.75%	5.25%
Class 1 after tax on distributions, with saleA	1.76%	5.31%
Russell 2000 Growth Total Return	13.35%	17.68%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

SMALL CAP GROWTH FUND

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term capital appreciation

Investment Strategy:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the Fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($7.73 billion as of October 31, 2007) or the S&P Small Cap 600 Index ($6.18 billion as of October 31, 2007).

The Fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the Fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadviser looks for companies based on a combination of criteria including one or more of the following:

•	Improving market shares and positive financial trends;
•	Superior management with significant equity ownership; and
•	Attractive valuations relative to earnings growth outlook.

9

The Fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The Fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The Fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

Except as otherwise stated under “Additional Investment Policies — Temporary Defensive Investing,” the Fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities).

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

SMALL CAP OPPORTUNITIES FUND

Subadviser:	Munder Capital Management

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Small-capitalization companies are those companies with market capitalizations, at the time of investment, within the range of the companies in the Russell 2000 Index ($19 million to $5.08 billion as of November 30, 2007).

The Fund attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The Fund will usually invest in equity securities of domestic and foreign companies that the subadviser believes can be purchased at a price significantly below its inherent value. A company’s equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the subadviser considers these factors, among others, in choosing companies:

•	A high level of profitability;
•	Solid management;
•	A strong, competitive market position; or
•	Management interests that are aligned with shareholder interests.

The Fund may, but is not required to, use any or all of the various investment strategies referred to under “Hedging and Other Strategic Transactions.” The Fund may write covered call options. Even though the Fund will receive the option premium to help protect it against loss, a call option sold by the Fund will expose the Fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

The Fund may use ETFs to manage cash and may invest in other investment companies. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The Fund may invest in equity securities of larger capitalization companies in addition to small-capitalization companies. The Fund may invest in real estate investment trusts (“REITs”).

10

The Fund’s investments in foreign securities may include direct investments in non-U.S. dollar denominated securities traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S. as well as indirect investments, such as depositary receipts.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	ETFs risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk
•	Real Estate Securities risk

Fund Codes

CLASS I	Ticker	JISOX
	CUSIP	47803X875

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

10.82%

2006

Year-to-date:	0.62% (as of 09/30/2007)
Best quarter:	10.13% (quarter ended 03/31/2006) Worst quarter: −3.37% (quarter ended 9/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	10.82%	14.63%	10/14/2005
Class 1 after tax on distributions A	9.38%	13.33%
Class 1 after tax on distributions, with sale A	7.04%	11.71%
Russell 2000 Value Total Return	23.48%	24.61%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

11

SMALL CAP FUND

Subadviser:	Independence Investments LLC

Investment Objective:	To seek maximum capital appreciation consistent with reasonable risk to principal.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of small-cap companies whose market capitalizations, at the time of investment, do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index ($19 million to $5.08 billion as of November 30, 2007), and (c) the market capitalization of the companies in the S&P Small Cap 600 Index ($56 million to $5.15 billion as of November 30, 2007).

The subadviser selects securities for the Fund using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that it believes are likely to show improving fundamental prospects with identifiable catalysts for change. Examples of some of the catalysts the subadviser may consider include a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

The subadviser will attempt to identify undervalued securities using quantitative screening parameters, including various financial ratios and “earnings per share” revisions, which measure the change in earnings estimate expectations. The subadviser additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

The Fund may sell a stock, for example, if it reaches the target price set by the subadviser; the subadviser decides, by using the same quantitative screens it analyzed in the selection process, that the stock is statistically overvalued; or the subadviser decides the earnings expectations or fundamental outlook for the company have deteriorated.

The Fund may invest in IPOs. The Fund may purchase other types of securities, for example: U.S. dollar denominated foreign securities and American Depositary Receipts (ADRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

As timing the market is not an important part of the subadviser’s investment strategy, cash reserves will normally represent a small portion of the Fund’s total assets (under 20%).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	ETFs risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	JISPX
	CUSIP	47803X800

12

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

7.62%

2006

Year-to-date:	7.41% (as of 09/30/2007)
Best quarter:	10.14% (quarter ended 03/31/2006) Worst quarter: −8.76% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	7.62%	10.72%	10/14/2005
Class 1 after tax on distributions A	7.62%	10.72%
Class 1 after tax on distributions, with sale A	4.95%	9.13%
Russell 2000 Index	18.37%	21.15%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

SMALL CAP VALUE FUND

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the Fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($7.73 billion as of October 31, 2007) or the S&P Small Cap 600 Index ($6.18 billion as of October 31, 2007).

The Fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

•	Sustainable competitive advantages within a market niche;
•	Strong profitability and free cash flows;
•	Strong market share positions and trends;
•	Quality of and share ownership by management; and
•	Financial structures that are more conservative than the relevant industry average.

13

The Fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The Fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities).

Except as otherwise stated under “Investment Objectives and Strategies — Temporary Defensive Investing,” the Fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	ETFs risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Medium and Smaller Company risk
•	Real Estate Securities risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

SMALL COMPANY FUND

Subadviser:	American Century Investment Management, Inc.

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in stocks of U.S. companies that have market capitalizations, at the time of investment, not greater than that of the largest company in the S&P Small Cap 600 Index. The market cap range of the Index as of November 30, 2007 was $56 million to $5.15 billion.

If the companies in which the Fund invests are successful, these companies may grow into medium- and larger-sized companies. In addition, if the subadviser determines that the availability of small-sized companies in which to invest is not adequate to meet the Fund’s investment needs, the subadviser may invest up to 20% of the Fund’s assets in medium- and larger-sized companies.

The subadviser uses quantitative management techniques in a two-step process. In the first step, the subadviser ranks stocks, primarily smaller U.S. companies, from most attractive to least attractive. This is determined by using a quantitative model that combines measures of a stock’s value, as well as measure of its growth potential. To measure value, the subadviser uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the subadviser uses the rate of growth of a company’s earnings and changes in its earnings estimates, as well as other factors.

In the second step, the subadviser uses a technique called portfolio optimization. In portfolio optimization, the subadviser uses a computer to build a portfolio of stocks from the ranking described above that the subadviser believes will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

The subadviser does not attempt to time the market. Instead, under normal market conditions, the subadviser intends to keep the Fund essentially fully invested in stocks regardless of the movement of the stock prices generally. When the subadviser believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index future contracts. The Fund limits its purchase of debt obligations to investment-grade obligations. Futures contracts, a type of derivative security, can help the Fund’s cash assets remain liquid while performing more like stocks.

14

The subadviser generally sells stocks from the Fund’s portfolio when the subadviser believes:

•	a stock becomes less attractive relative to other stock opportunities;
•	a stock’s risk parameters outweigh its return opportunity;
•	more attractive alternatives are identified; or
•	specific events alter a stock’s prospects.

The Fund may invest in IPOs. The Fund is authorized to use each of the investment strategies listed under “Additional Investment Policies” including, without limitation, investing in U.S. government securities and entering into short sales. The Fund may also purchase securities of other investment companies, including ETFs, and cash and cash equivalents. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	ETFs risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	JISNX
	CUSIP	47803X867

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

5.74%

2006

Year-to-date:	1.13% (as of 09/30/2007)
Best quarter:	10.59% (quarter ended 03/31/2006) Worst quarter: −5.37% (quarter ended 09/30/2006)

15

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	5.74%	8.73%	10/14/2005
Class 1 after tax on distributions A	5.74%	8.73%
Class 1 after tax on distributions, with sale A	3.73%	7.43%
S&P Small Cap 600 IndexB	15.12%	12.67%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

SMALL COMPANY GROWTH FUND

Subadviser:	A I M Capital Management, Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of November 30, 2007, the capitalizations of companies included in the Russell 2000 Growth Index ranged from $50 million to $5.08 billion.

The Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments and may include warrants, futures, options, ETFs and American Depositary Receipts (ADRs). The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

In selecting investments, the subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The subadviser anticipates that the Fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The subadviser allocates investments among fixed-income securities based on its view as to the best values then available in the marketplace. The subadviser considers whether to sell a particular security when any of these factors materially changes.

The Russell 2000 Growth Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	JISRX
	CUSIP	47803X859

16

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

SMALL COMPANY VALUE FUND

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($19 million to $5.08 billion as of November 30, 2007). The Fund invests in small companies whose common stocks are believed to be undervalued.

Reflecting a value approach to investing, the Fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

•	Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company’s peers or its own historic norm;
•	Low stock price relative to a company’s underlying asset values;
•	Above-average dividend yield relative to a company’s peers or its own historic norm;
•	A plan to improve the business through restructuring; and/or
•	A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, the Fund may purchase other securities, including foreign securities (up to 20% of its total net assets), futures, and options. The Fund may invest in fixed income and convertible securities without regard to quality or rating, including up to 10% of total assets in non-investment grade fixed income securities (“junk bonds”). Since the Fund invests primarily in equity securities, the risks associated with fixed income securities will not affect the Fund as much as they would a fund that invests more of its assets in fixed income securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	JISVX
	CUSIP	47803X834

17

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

15.43%

2006

Year-to-date:	3.26% (as of 09/30/2007)
Best quarter:	14.01% (quarter ended 03/31/2006) Worst quarter: −3.13% (quarter ended 09/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	15.43%	17.61%	10/14/2005
Class 1 after tax on distributions A	14.75%	16.96%
Class 1 after tax on distributions, with sale A	10.03%	14.63%
Russell 2000 Value Index	23.48%	24.61%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

18

MID CAP FUNDS

DYNAMIC GROWTH FUND

Subadviser:	Deutsche Investment Management Americas Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in stocks and other equity securities of medium-sized U.S. companies with strong growth potential that are within the market capitalization range, at the time of investment, of the Russell MidCap Growth Index. As of November 30, 2007, the average market capitalization of companies in the Russell MidCap Growth Index ranged from $765 million to $30.54 billion.

The subadviser believes these medium-sized companies contain the greatest concentration of businesses with significant growth prospects.

The subadviser focuses on individual security selection rather than industry selection. The subadviser uses an active process which combines financial analysis with company visits to evaluate management and strategies. The subadviser may invest in internet related companies.

The Fund may invest in convertible securities when it is more advantageous than investing in a company’s common stock. The Fund may also invest up to 20% of its net assets in stocks and other securities of foreign companies.

Company research lies at the heart of the subadviser’s investment process. The subadviser uses a “bottom-up” approach to picking securities. This approach focuses on individual stock selection rather than industry selection.

The subadviser focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

The subadviser emphasizes individual selection of medium-sized stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

The subadviser generally seeks companies with leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increase trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
the Underlying Funds.”

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

19

MID CAP INTERSECTION FUND

Subadviser:	Wellington Management Company LLP

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell MidCap Index ($735 million to $30.54 billion as of November 30, 2007) or the S&P MidCap 400 Index ($156 million to $5.15 billion as of November 30, 2007).

The portfolio of the Fund is constructed stock by stock, an investment approach the subadviser refers to as “bottom-up.” The Fund combines the subadviser’s proprietary fundamental and quantitative research inputs to create a portfolio of holdings within a disciplined framework.

The Fund invests primarily in a diversified portfolio of equity securities based on the combined ratings of the subadviser’s Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon the subadviser’s fundamental analysis. The subadviser’s fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

The subadviser then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. The subadviser’s assessment of timeliness focuses on stocks with favorable earnings and stock price momentum.

In constructing the portfolio, the subadviser analyzes and monitors different sources of active management risk including stock-specific risk, industry risk and style risk. Risk analysis is conducted in order to minimize any unintended consequences of bottom-up stock picking. The portfolio seeks to be well diversified, not taking large industry and style positions relative to the market benchmark.

The Fund may invest in IPOs and ETFs.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	ETFs risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

MID CAP STOCK FUND

Subadviser:	Wellington Management Company LLP

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium- sized companies with significant capital appreciation potential. For the Fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell MidCap Index ($735 million to $30.54 billion as of November 30, 2007) or the S&P MidCap 400 Index ($56 million to $5.148 billion as of November 30, 2007).

The subadviser’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security’s primary trading

20

market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The Fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	JIMSX
	CUSIP	47803V168

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

13.97%

2006

Year-to-date:	21.53% (as of 09/30/2007)
Best quarter:	8.94% (quarter ended 12/31/2006) Worst quarter: −4.37% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	13.97%	21.40%	10/14/2005
Class 1 after tax on distributions A	12.16%	19.76%
Class 1 after tax on distributions, with sale A	9.07%	17.30%
Russell Mid Cap Growth Index	10.66%	16.39%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

21

MID CAP VALUE EQUITY FUND

Subadviser:	RiverSource Investments, LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index. As of November 30, 2007, the range of this Index was between $735 million and $30.54 billion. The market capitalization range of the index is subject to change.

Up to 20% of the net assets of the Fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

In pursuit of the Fund’s objectives, the subadviser chooses equity investments by:

•	Selecting companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations levels.
•	Identifying companies with growth potential based on:
•	effective management, as demonstrated by overall performance,
•	financial strength and
•	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the subadviser considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.
•	The security has reached the subadviser’s price objective.
•	The company has met the subadviser’s earnings and/or growth expectations.
•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.
•	The company or the security continues to meet the other standards described above.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS I	Ticker	—
	CUSIP	41015E874

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

MID CAP VALUE FUND

Subadviser:	Lord, Abbett & Co. LLC

Investment Objective:	To seek capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations within the market capitalization range of companies in the Russell MidCap Index ($735 million to $30.54 billion as of November 30, 2007). This range varies daily. The Fund invests 65% of its total assets in equity securities which it believes to be undervalued in the marketplace.

22

The subadviser uses a value approach in managing the Fund. It generally tries to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify these companies, the subadviser looks for such factors as:

•	Changes in economic and financial environment
•	New or improved products or services
•	Improved efficiencies resulting from new technologies or changes in distribution
•	New or rapidly expanding markets
•	Price increases for the company’s products or services
•	Changes in management or company structure
•	Changes in government regulations, political climate or competitive conditions

The Fund may invest up to 10% of its total assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. that are traded in the U.S. to be “foreign securities.” Accordingly, such investments are not subject to the 10% limitation on foreign securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	JIMVX
	CUSIP	47803V143

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

11.74%

2006

Year-to-date:	6.88% (as of 09/30/2007)
Best quarter:	8.84% (quarter ended 12/31/2006) Worst quarter: −3.39% (quarter ended 06/30/2006)

23

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	11.74%	15.55%	10/14/2005
Class 1 after tax on distributions A	10.02%	14.03%
Class 1 after tax on distributions, with sale A	7.66%	12.38%
Russell Mid Cap Value Index	20.22%	23.01%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

QUANTITATIVE MID CAP FUND

Subadviser:	MFC Global Management (U.S.A.) Limited

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. U.S. mid-cap stocks are defined by Morningstar as having a capitalization range of $1 billion to $8 billion as of February 28, 2007. The Fund may also invest up to 20% of its assets in large-cap stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall Fund volatility and increase performance.

Stocks of publicly traded companies — and mutual funds that hold these stocks — can be classified by the companies’ market value or capitalization. Market capitalization is defined according to Morningstar as follows: rather than a fixed number of“large cap” or “small cap” stocks, Morningstar uses a flexible system that is not adversely affected by overall movements in the market. Large-cap stocks are defined as the group that accounts for the top 70% of the capitalization of the Morningstar domestic stock universe; mid-cap stocks represent the next 20%; and small-cap stocks represent the balance. The Morningstar stock universe represents approximately 99% of the U.S. market for actively traded stocks.

The subadviser uses a bottom-up, as opposed to a top-down, investment style in managing the Fund. This means that securities are selected based upon fundamental analysis performed by the portfolio manager and the subadviser’s equity research analysts. The equity research analysts use fundamental analysis to identify mid-cap and large-cap companies’ securities with strong industry positions, leading market shares, proven managements and strong balance sheets. The analysts then rank all such securities of such companies based on financial attributes (including earnings, growth and momentum) using quantitative analysis. Securities at the top of this ranking may be purchased by the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund may also invest in fixed income securities including money market instruments.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	JIQMX
	CUSIP	47803X206

24

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

4.23%

2006

Year-to-date:	7.87% (as of 09/30/2007)
Best quarter:	7.78% (quarter ended 3/31/2006) Worst quarter: −6.33% (quarter ended 6/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	4.23%	10.39%	10/14/2005
Class 1 after tax on distributions A	4.16%	10.31%
Class 1 after tax on distributions, with sale A	2.75%	8.80%
S&P MidCap 400 Index B	10.31%	11.03%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

VALUE FUND

Subadviser:	Morgan Stanley Investment Management Inc. doing business as Van Kampen

Investment Objective:	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Investment Strategies:	Under normal market conditions, the Fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCap Value Index ($735 million to $30.54 billion as of November 30, 2007).

The Fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (ADRs). The Fund may invest without limit in ADRs and may invest up to 5% of its total assets in foreign equities excluding ADRs. The Fund may invest up to 15% of its net assets in REITs.

The subadviser’s approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell MidCap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The Fund emphasizes a “value” style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries. The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the Fund’s assets in companies with smaller or larger market capitalizations.

25

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk
•	Real Estate Securities risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

VISTA FUND

Subadviser:	American Century Investment Management, Inc.

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests in common stocks of companies that are medium-sized and smaller at the time of purchase, but the Fund may purchase other types of securities as well.

In managing the Fund, the subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. When determining the size of a company, the subadviser will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. The subadviser manages the Fund based on the belief that, over the long-term, stock price movements follow growth in earnings and revenue. The subadviser uses its extensive computer database, as well as other primary analytical research tools, to track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The subadviser’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers.

Although the subadviser intends to invest the Fund’s assets primarily in U.S. stocks, the Fund may invest in securities of foreign companies, including companies located in emerging markets. The Fund may also invest in IPOs.

The subadviser does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the subadviser believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock, and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The Fund generally limits its purchase of debt securities to investment grade obligations. Futures contracts, a type of derivative security can help the Fund’s cash assets remain liquid while performing more like stocks.

In addition, the Fund may buy a large amount of a company’s stock quickly, and often will dispose of it quickly if the company’s earnings or revenues decline. While the subadviser believes that this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of price volatility. This volatility may be greater than that of the average stock fund.

26

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	JIVTX
	CUSIP	47803X651

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

27

LARGE CAP FUNDS

ALL CAP CORE FUND

Subadviser:	Deutsche Investment Management Americas Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those within the Russell 3000 Index ($19 million to $487.14 billion as of November 30, 2007).

The Fund may invest in all types of equity securities including common stocks, preferred stocks and preferred and preference stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The Fund may also invest in U.S. Government securities.

The subadviser pursues an actively managed, quantitative investment process. The subadviser’s investment philosophy is based on three central tenets:

•	Securities have an intrinsic value from which they deviate over time. The subadviser believes that the best way to measure a security’s fair value is relative to its peers within its own industry.
•	Finding attractive companies with long-term potential requires a consideration of both growth and value attributes. Technical analysis further enhances the stock selection process, helping to identify timely market opportunities.
•	Quantitative investment models provide an improved framework for selecting misspriced stocks in an unbiased, consistent and repeatable manner.

The subadviser blends fundamental equity analysis and quantitative investment theory into a disciplined and systematic process. This technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The subadviser’s proprietary U.S. stock evaluation model, the Quantitative Investment Model, incorporates valuation and growth investment parameters and is used to select securities. The subadviser believes that combining techniques used by fundamental value investors with extensive growth and earnings analysis minimizes investment style bias and ultimately produces a “pure” stock selection process that seeks to add value in any market environment. The subadviser also incorporates technical analysis to capture short-term price changes and market responsiveness to new information.

The subadviser extensively screens the Russell 3000 Index universe using multiple investment parameters to identify what the subadviser believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

By applying a rigorous portfolio construction process, the subadviser targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

28

ALL CAP GROWTH FUND

Subadviser:	A I M Capital Management, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests its assets principally in common stocks of companies that the subadviser believes likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the Fund will be incidental.

The Fund’s portfolio is comprised of securities of two basic categories of companies:

•	“core” companies, which the subadviser considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and
•	“earnings acceleration” companies which the subadviser believes are currently enjoying a dramatic increase in profits.

The Fund may purchase the common stocks of foreign companies. It is not anticipated, however, that foreign securities will constitute more than 25% of the total assets of the Fund. American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) and other securities representing underlying securities of foreign issuers are treated as foreign securities and included in this 25% limitation.

The Fund uses hedging and other strategic transactions and may:

•	purchase and sell stock index futures contracts,
•	purchase options on stock index futures as a hedge against changes in market conditions,
•	purchase and sell futures contracts and purchase related options in order to hedge the value of its portfolio against changes in market conditions,
•	write (sell) covered call options (up to 25% of the value of its portfolio’s net assets), or
•	foreign exchange transactions to hedge against possible variations in foreign exchange rates between currencies of countries in which the Fund is invested including: the direct purchase or sale of foreign currency, the purchase or sale of options on futures contract with respect to foreign currency, the purchase or sale of forward contracts, exchange traded futures contracts and options of futures contracts.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS 1	Ticker	JICGX
	CUSIP	47803V408

29

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

6.56%

2006

Year-to-date:	14.19% (as of 09/30/2007)
Best quarter:	6.32% (quarter ended 03/31/2006) Worst quarter: −5.89% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	6.56%	11.59%	10/14/2005
Class 1 after tax on distributions A	6.54%	11.56%
Class 1 after tax on distributions, with sale A	4.26%	9.85%
Russell 3000 Growth Index	9.46%	13.09%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

ALL CAP VALUE FUND

Subadviser:	Lord, Abbett & Co. LLC

Investment Objective:	To seek capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The Fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($735 million to $487.14 billion as of November 30, 2007). This range varies daily. The Fund will invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The Fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser’s emphasis on large, seasoned company value stocks may limit the Fund’s downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

30

The Fund may invest up to 10% of its net assets in foreign equity securities. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be “foreign securities.” Accordingly, such investments are not subject to the 10% limitation on foreign securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	JICVX
	CUSIP	47803V606

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

13.87%

2006

Year-to-date:	11.63% (as of 09/30/2007)
Best quarter:	7.77% (quarter ended 03/31/2006) Worst quarter: −0.19% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	13.87%	16.92%	10/14/2005
Class 1 after tax on distributions A	12.59%	15.78%
Class 1 after tax on distributions, with sale A	9.03%	13.77%
Russell 3000 Value Index	22.34%	23.71%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

31

BLUE CHIP GROWTH FUND

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To provide long-term growth of capital. Current income is a secondary objective.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions.  Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams.  Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals.  Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

The subadviser evaluates the growth prospects of companies and the industries in which they operate. The subadviser seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the Fund are invested in U.S. common stocks, the Fund may also purchase other types of securities, including (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The Fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the Fund but may include non-investment grade debt securities (“junk bonds”). The Fund will not purchase a non-investment grade debt security if, immediately after such purchase, the Fund would have more than 5% of its total assets invested in such securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

32

Fund Codes

CLASS 1	Ticker	JIBCX
	CUSIP	47803V803

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

9.60%

2006

Year-to-date:	14.59% (as of 09/30/2007)
Best quarter:	6.01% (quarter ended 12/31/2006) Worst quarter: −4.00% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	9.60%	14.27%	10/14/2005
Class 1 after tax on distributions A	9.42%	14.09%
Class 1 after tax on distributions, with sale A	6.24%	12.05%
S&P 500 Index	15.79%	18.07%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

CAPITAL APPRECIATION FUND

Subadviser:	Jennison Associates LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the Fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the Fund is not likely to receive significant dividend income on its securities.

33

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the Fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) REITs; (v) IPOs and similar securities. (Convertible securities are securities — like bonds, corporate notes and preferred stocks — that the Fund can convert into the company’s common stock, cash value of common stock, or some other equity security).

The Fund may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and favorably valued.

In addition to the principal strategies discussed above, the Fund may also use the following investment strategies to attempt to increase the Fund’s return or protect its assets if market conditions warrant:

•	The Fund may make short sales of a security including short sales “against the box.”
•	The Fund may invest up to 20% of the Fund’s total asset in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities).
•	The Fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
•	The Fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.
•	The Fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The Fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.
•	The Fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Fund Codes

CLASS 1	Ticker	JICPX
	CUSIP	47803V879

34

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

2.21%

2006

Year-to-date:	11.43% (as of 09/30/2007)
Best quarter:	4.57% (quarter ended 09/30/2006) Worst quarter: −7.29% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	2.21%	9.33%	10/14/2005
Class 1 after tax on distributions A	2.17%	9.29%
Class 1 after tax on distributions, with sale A	1.43%	7.92%
Russell 1000 Growth Index	9.07%	12.64%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

CORE EQUITY FUND

Subadviser:	Legg Mason Capital Management, Inc.

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities that, in the subadviser’s opinion, offer the potential for capital growth.

The subadviser seeks to purchase securities at large discounts to the subadviser’s assessment of their intrinsic value. Intrinsic value, according to the subadviser, is the value of the company measured, to different extents depending on the type of company, by factors such as, but not limited to, the discounted value of its projected future free cash flows, its ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The subadviser takes a long-term approach to investing, generally characterized by long holding periods. The Fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses.

35

The Fund may also invest in debt securities of companies having one or more of the above characteristics. The Fund may invest up to 20% of its net assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as “junk bonds.”

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS 1	Ticker	JICRX
	CUSIP	47803V853

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

6.84%

2006

Year-to-date:	3.13% (as of 09/30/2007)
Best quarter:	10.13% (quarter ended 12/31/2006) Worst quarter: −5.47% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	6.84%	13.75%	10/14/2005
Class 1 after tax on distributions A	6.63%	13.57%
Class 1 after tax on distributions, with sale A	4.44%	11.61%
S&P 500 Index	15.79%	18.07%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

36

EQUITY-INCOME FUND

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To provide substantial dividend income and also long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

The subadviser believes that income can contribute significantly to total return over time and expects the Fund’s yield to exceed that of the S&P 500 Index. Dividends can also help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling.

The Fund employs a “value” approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock’s intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company’s underlying financial condition and prospects, and to assess the likelihood that a stock’s underlying value will be recognized by the market and reflected in its price.

The Fund will generally consider companies with the following characteristics:

•	established operating histories;
•	above-average dividend yield relative to the S&P 500 Index;
•	low price/earnings ratios relative to the S&P 500 Index;
•	sound balance sheets and other financial characteristics; and
•	low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.

The Fund may also purchase other types of securities in keeping with its objective, including:

•	U.S. and non-U.S. dollar denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
•	preferred stocks;
•	convertible stocks, bonds, and warrants; and
•	futures and options.

The Fund may invest in fixed income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities (“junk bonds”).

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains more complete description of such instruments and the risks associated therewith.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS 1	Ticker	JIEMX
	CUSIP	47803V788

37

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

18.87%

2006

Year-to-date:	6.54% (as of 09/30/2007)
Best quarter:	7.37% (quarter ended 12/31/2006) Worst quarter: −0.34% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	18.87%	20.22%	10/14/2005
Class 1 after tax on distributions A	16.44%	18.06%
Class 1 after tax on distributions, with sale A	12.26%	15.98%
Russell 1000 Value Index	22.24%	23.64%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

FUNDAMENTAL VALUE FUND

Subadviser:	Davis Selected Advisers, L.P.

Investment Objective:	To seek growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

The subadviser uses the Davis Investment Discipline in managing the Fund’s portfolio. The Davis Investment Discipline involves conducting extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant personal ownership in business
•	Strong balance sheet
•	Low cost structure
•	High after-tax returns on capital
•	High quality of earnings
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Participation in a growing market
•	Global presence and brand names

38

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The Fund may also invest up to 20% of total assets in foreign securities and fixed income securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS 1	Ticker	JIFLX
	CUSIP	47803V762

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

14.54%

2006

Year-to-date:	6.11% (as of 09/30/2007)
Best quarter:	7.59% (quarter ended 12/31/2006) Worst quarter: 0.51% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	14.54%	17.28%	10/14/2005
Class 1 after tax on distributions A	13.77%	16.56%
Class 1 after tax on distributions, with sale A	9.45%	14.31%
S&P 500 Index	15.79%	18.07%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

39

LARGE CAP FUND

Subadviser:	UBS Global Asset Management (Americas) Inc.

Investment Objective:	To seek to maximize total return, consisting of capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the Fund’s benchmark, the Russell 1000 Index. As of November 30, 2007, the market capitalization range of the Russell 1000 Index was $735 million to $487.14 billion.

In general, the Fund emphasizes large capitalization stocks, but it may also invest up to 20% of its net asset in equity securities of small and intermediate capitalization companies. Investments in equity securities may include dividend-paying securities, common stock and preferred stock, IPOs, ETFs, shares of investment companies, convertible securities, warrants and rights. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage Fund risks.

In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the subadviser’s assessment of what a security is worth. The subadviser will select a security whose estimated fundamental value is greater than its market value at any given time. For each stock under analysis, the subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a Fund of stock with attractive relative price/value characteristics.

The Fund may invest a portion of its assets in securities outside its capitalization range as described above.

The subadviser actively manages the Fund which may, at times, result in a higher than average Fund turnover ratio.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	ETFs risk
•	Hedging Derivatives, and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	JICDX
	CUSIP	47803X614

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

14.44%

2006

Year-to-date:	5.64% (as of 09/30/2007)
Best quarter:	6.93% (quarter ended 12/31/2006) Worst quarter: −2.12% (quarter ended 06/30/2006)

40

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	14.44%	17.64%	10/14/2005
Class 1 after tax on distributions A	13.15%	16.52%
Class 1 after tax on distributions, with sale A	9.39%	14.39%
Russell 1000 Index	15.46%	18.00%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

LARGE CAP VALUE FUND

Subadviser:	BlackRock Investment Management, LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index. The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The Fund will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations.

The Russell 1000 Value Index, a subset of the Russell 1000 Index, consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. As of November 30, 2007, the market capitalization range companies comprising of the Russell 1000 Value Index was $735 million to $487.14 billion.

In selecting securities for the Fund, the subadviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The subadviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined. If the subadviser believes that a company is overvalued, the company will not be considered as an investment for the Fund.

After the initial screening, the subadviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the subadviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the Fund will not hold all the stocks in the Russell 1000 Value Index and because the Fund’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Fund is not an “index” fund. In seeking to outperform the Fund’s benchmark, however, the subadviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:

•	Relative price-to-earnings and price-to-book ratios;
•	Stability and quality of earnings;
•	Earnings momentum and growth;
•	Weighted median market capitalization of the Fund;
•	Allocation among the economic sectors of the Fund as compared to the benchmark index; and
•	Weighted individual stocks within the applicable index.

The Fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (ADRs). The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

The Fund may invest in investment grade convertible securities, preferred stocks, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

As a temporary measure for defensive purposes, the Fund may invest in cash, cash equivalents or short-term U.S. government securities.

41

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS 1	Ticker	JICZX
	CUSIP	47803V580

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

16.61%

2006

Year-to-date:	7.64% (as of 09/30/2007)
Best quarter:	8.13% (quarter ended 12/31/2006) Worst quarter: −0.35% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	16.61%	19.38%	10/14/2005
Class 1 after tax on distributions A	16.39%	19.12%
Class 1 after tax on distributions, with sale A	10.80%	16.37%
Russell 1000 Value Index	22.24%	23.64%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

OPTIMIZED VALUE FUND

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of U.S. companies with the potential for long-term growth of capital. The Fund invests in U.S. companies with a market capitalization range, at the time of investment, equal to that of the Fund’s benchmark, the Russell 1000 Value Index. As of November 30, 2007, the market capitalization range of the Russell 1000 Value Index was $735 million to $487 billion.

The subadviser uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market.

42

Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

The Fund may also invest in foreign securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management Risk
•	Equity Securities Risk
•	Foreign Securities Risk
•	High Portfolio Turnover Risk
•	Issuer Risk
•	Liquidity Risk
•	Medium and Smaller Company Risk

Fund Codes

CLASS 1	Ticker	JIQVX
	CUSIP	47803X305

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

QUANTITATIVE ALL CAP FUND

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of U.S. companies. The Fund will focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

The subadviser ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data). The management team will then use fundamental analysis to identify large, mid and small cap companies with strong industry position, leading market share, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the Fund and as permitted by applicable securities legislation: buying futures and S&P Depositary Receipts. Such use would include the hedging of significant cash flows into or out of the Fund.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management Risk
•	Credit and Counterparty Risk
•	Equity Securities Risk
•	Foreign Securities Risk
•	Hedging, Derivatives and Other Strategic Transaction Risk
•	High Portfolio Turnover Risk
•	Issuer Risk
•	Liquidity Risk
•	Small and Medium Size Companies Risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	—

43

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

U.S. GLOBAL LEADERS GROWTH FUND

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in common stocks of companies the subadviser regards, at the time of investment, as “U.S. Global Leaders.” These are companies determined by the subadviser as well established in their industries with the potential for above average sustainable long-term growth.

The subadviser considers U.S. Global Leaders to be large and medium-sized U.S. blue chip growth companies that typically exhibit the following characteristics:

•	Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, may lead to higher earnings growth and greater share price appreciation.

•	Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

•	Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

The subadviser seeks to identify companies with superior long-term growth prospects and to continue to own them as long as the subadviser believes they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

While most of the assets of the Fund are invested in U.S. common stocks, the Fund may also purchase other types of securities, including (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its net assets) including depositary receipts (ADRs), (ii) convertible stocks, warrants and bonds, (iii) futures and options and (iv) other types of equity securities. Investments in securities convertible into common stocks are considered “common stocks” for purposes of the Fund’s requirement to invest 80% of its net assets in common stocks. Investments in non-convertible preferred stocks and debt securities are limited to 20% of total assets.

The Fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. Such securities would be issued by companies, municipalities and other entities which meet the investment criteria for the Fund but may include non-investment grade debt securities (“junk bonds”). The Fund will not purchase a non-investment grade debt security if, immediately after such purchase, the Fund would have more than 5% of its total assets invested in such securities. The Fund’s investments in convertible securities are not subject to this limit.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

44

Fund Codes

CLASS 1	Ticker	JIGUX
	CUSIP	47803X719

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

1.76%

2006

Year-to-date:	5.12% (as of 09/30/2007)
Best quarter:	4.40% (quarter ended 09/30/2006) Worst quarter: −7.13% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	1.76%	4.87%	10/14/2005
Class 1 after tax on distributions A	1.59%	4.72%
Class 1 after tax on distributions, with sale A	1.14%	4.06%
S&P 500 Index	15.79%	18.07%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

U.S. MULTI-SECTOR FUND

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek long term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in investments that are tied economically to the U.S. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 3000 Index. The Fund normally invests in securities in the Wilshire 5000 Stock Index, an independently maintained and published equity index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.

The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of November 30, 2007, the market capitalizations of companies included in the Russell 3000 Index ranged from $19 million to $487.14 billion.

In managing the Fund, the subadviser uses proprietary research and quantitative models to determine the Fund’s selections of securities. These models use rolling multi-year forecasts of relative value and risk among the major sectors in the U.S. equity market (large cap value, large cap growth, large cap core, small cap value, small cap growth, and real estate/ REIT) in which the Fund invests.

45

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk
•	Real Estate Securities risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	47803X644

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

VALUE & RESTRUCTURING FUND

Subadviser:	UST Advisers, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of U.S. and foreign companies whose share price, in the opinion of the subadviser, does not reflect the economic value of the company’s assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcings, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.

In addition, the Fund’s strategy of investing in companies that the subadviser believes will benefit from restructuring or redeployment of assets carries the risk that an anticipated restructuring or business combination may fail to occur or may occur and fail to produce reasonably anticipated benefits. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

46

INTERNATIONAL FUNDS

EMERGING MARKETS VALUE FUND

Subadviser:	Dimensional Fund Advisors LP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

The Fund seeks long-term capital growth through investment primarily in emerging market equity securities. The Fund seeks to achieve its investment objective by investing in companies associated with emerging markets designated by the Investment Committee of the subadviser (“Approved Markets”) from time to time. The Fund invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (See below for a definition of Approved Market securities.) These exchanges may be either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other similar securities, including dual listed securities.

The Fund seeks to purchase emerging market equity securities that are deemed by the subadviser to be value stocks at the time of purchase. The subadviser believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadviser may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the subadviser uses for assessing value are subject to change from time to time.

The Fund will also seek to purchase emerging market equity securities across all market capitalizations, and specifically those which are deemed by the subadviser to be value stocks at the time of purchase, as described in the paragraph above. The Fund may not invest in certain eligible companies or Approved Markets described above or achieve approximate market weights because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the Fund’s policy to invest no more than 25% of its total assets in any one industry.

The Fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly-owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the Fund, the subadviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and the Heritage Foundation. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Fund and other affiliated funds.

The Fund may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States.

The Fund’s policy of seeking broad market diversification means the subadviser will not utilize “fundamental” securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

Changes in the composition and relative ranking (in terms of book to market ratio) of the stocks which are eligible for purchase by the Fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the subadviser will prepare lists of value stocks that are eligible for investment. Such lists will be revised no less than semi-annually.

The Fund does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund do pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.

47

Approved Markets
As of the date of this Prospectus, the Fund is authorized to invest in the countries listed below. The subadviser will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the Fund and characteristics of each country’s markets. The Investment Committee of the subadviser also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the Fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past.

Brazil	Israel	Taiwan
Chile	Malaysia	Thailand
China	Mexico	Turkey
Czech Republic	Philippines
Hungary	Poland
India	South Africa
Indonesia	South Korea

Approved Market Securities
“Approved Market securities” are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the Fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Investment Company Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	JEVOX
	CUSIP	47804A825

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

GLOBAL FUND

Subadviser:	Templeton Global Advisors Limited

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Depending upon current market conditions, the Fund generally invests up to 25% portion of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund also

48

invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The Fund may lend certain of its securities.

When choosing equity investments for the Fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/ earnings ratio, price/ cash flow ratio, profit margins and liquidation value.

The Fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Securities Lending Risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

INTERNATIONAL OPPORTUNITIES FUND

Subadviser:	Marisco Capital Management, LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. The Fund invests in issuers from at least three different countries not including the U.S. The Fund may invest in common stocks of companies operating in emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the U.S.

In selecting investments for the Fund, the subadviser uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

The subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the subadviser may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the subadviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance.

49

The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The subadviser may reduce or sell a Fund’s investments in portfolio companies if, in the opinion of the subadviser, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere or for other reasons.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Primarily for hedging purposes, the Fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

Under normal market conditions, the Fund may invest up to 10% of its total assets in all types of fixed income securities and up to an additional 5% of its total assets in high-yield bonds (“junk bonds”) and mortgage and asset-backed securities. The Fund may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	JIIOX
	CUSIP	47803V713

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

24.20%

2006

Year-to-date:	18.56% (as of 09/30/2007)
Best quarter:	11.49% (quarter ended 12/31/2006) Worst quarter: −3.40% (quarter ended 06/30/2006)

50

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	24.20%	31.29%	10/14/2005
Class 1 after tax on distributions A	23.62%	29.04%
Class 1 after tax on distributions, with sale A	15.74%	25.31%
MSCI EAFE Gross Index B	26.87%	25.78%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

INTERNATIONAL SMALL CAP FUND

Subadviser:	Templeton Investment Counsel, LLC

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes), including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

In some emerging markets, the Fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The Fund may also invest a portion of its assets in the equity securities of larger foreign companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain period or under certain circumstances.

The Fund may invest more than 25% of its total assets in the securities of issuers located in any one country.

When choosing equity investments for this Fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/earnings ratio, profits margins and liquidation value and other factors.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	JIISX
	CUSIP	47803V689

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

51

Calendar Year Total Returns:

27.92%

2006

Year-to-date:	19.89% (as of 09/30/2007)
Best quarter:	12.75% (quarter ended 12/31/2006) Worst quarter: −3.31% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	27.92%	24.43%	10/14/2005
Class 1 after tax on distributions A	21.99%	19.59%
Class 1 after tax on distributions, with sale A	18.09%	18.01%
S&P/Citigroup Global ex US < 2 Billion Index	22.98%	29.80%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

INTERNATIONAL SMALL COMPANY FUND

Subadviser:	Dimensional Fund Advisors LP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small cap companies in the particular markets in which the Fund invests. As of December 31, 2007, the market capitalization range of eligible companies was approximately $590 million to $4.2 billion. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of developed markets, but may also invest in emerging markets.

The Fund will primarily invest in a broad and diverse group of readily marketable stocks of small companies associated with developed markets but may also invest in emerging markets. The Fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual listed securities. Each of these securities may be traded within or outside the issuer’s domicile country.

The subadviser measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The subadviser then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The Fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach” below. As a result, the weightings of certain countries in the Fund may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

52

The Fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the Fund may invest in affiliated and unaffiliated unregistered money market funds to manage the Fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Fund does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund do pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.

The subadviser will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the Fund and characteristics of each country’s market. The subadviser’s Investment Committee may authorize other countries for investment in the future and the Fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach
The Fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The Fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum proportion of the assets of the Fund. Additionally, the subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The Advisor may deviate from market capitalization weighting to limit or fix the exposure of a Portfolio or Master Fund to a particular issuer to a maximum proportion of the assets of the Portfolio or Master Fund. The subadviser may exclude the stock of a company that meets applicable market capitalization criterion if the subadviser determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

A more complete description of Market Capitalization Weighted Approach is set forth in the SAI.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	41015E700

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

53

INTERNATIONAL VALUE FUND

Subadviser:	Templeton Investment Counsel, LLC

— Templeton Global Advisors Limited provides sub-subadvisory services to Templeton in its management of the Fund.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The Fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	JHCPX
	CUSIP	47803V887

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

28.96%

2006

Year-to-date:	8.92% (as of 09/30/2007)
Best quarter:	12.02% (quarter ended 12/31/2006) Worst quarter: 2.12% (quarter ended 06/30/2006)

54

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	28.96%	27.25%	10/14/2005
Class 1 after tax on distributions A	25.46%	24.28%
Class 1 after tax on distributions, with sale A	18.80%	21.51%
MSCI EAFE Gross IndexB	26.87%	25.78%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

55

FIXED-INCOME FUNDS

ACTIVE BOND FUND

Subadvisers:	Declaration Management & Research LLC (“Declaration”) and MFC Global Management(U.S.), LLC (“MFC Global (U.S.)”)

Investment Objective:	To seek income and capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in a diversified mix of debt securities and instruments.

The Fund invests its assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. The investments include, but are not limited to:

•	U.S. Treasury and agency securities;
•	Asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”);
•	Corporate bonds, both U.S. and foreign; and
•	Foreign government and agency securities.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

65%* Declaration

35%* MFC Global (U.S.)

*Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the Fund normally has no more than 10% of its total assets in high yield bonds (“junk bonds”) and normally invests in foreign securities only if U.S. dollar denominated. This portion of the Fund normally has an average credit rating of “A” or “AA.”

MFC Global (U.S.)

MFC Global (U.S.) uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. MFC Global (U.S.) tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the Fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as “junk bonds”) and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the Fund normally has an average credit rating of “A” or “AA.”

The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the total assets of the portion of the Fund managed by MFC Global (U.S.) will be invested in asset-backed securities rated less than A by both rating agencies.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

56

Fund Codes

CLASS 1	Ticker	JIADX
	CUSIP	47803V200

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

3.93%

2006

Year-to-date:	2.91% (as of 09/30/2007)
Best quarter:	3.59% (quarter ended 09/30/2006) Worst quarter: −0.62% (quarter ended 03/31/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	3.93%	4.10%	10/14/2005
Class 1 after tax on distributions A	1.95%	2.29%
Class 1 after tax on distributions, with sale A	2.53%	2.44%
Lehman Aggregate Bond Index	4.33%	4.57%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

CORE BOND FUND

Subadviser:	Wells Capital Management, Incorporated

Investment Objective:	To seek total return consisting of income and capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The Fund may also invest in unrated bonds that the subadviser believes are comparable to investment grade debt securities. The subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

The Fund may invest:

•	Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;
•	Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and
•	Up to 10% of total assets in stripped mortgage-backed securities.

57

As part of a mortgage-backed securities investment strategy, the Fund may enter into dollar rolls. The Fund may also enter into reverse repurchase agreements to enhance return. These strategies are further described under “Additional Investment Policies” in the SAI.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Fund Codes

CLASS 1	Ticker	JICDX
	CUSIP	47803V861

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

3.82%

2006

Year-to-date:	3.38% (as of 09/30/2007)
Best quarter:	3.62% (quarter ended 09/30/2006) Worst quarter: −0.64% (quarter ended 03/31/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	3.82%	3.94%	10/14/2005
Class 1 after tax on distributions A	2.25%	2.43%
Class 1 after tax on distributions, with sale A	2.46%	2.48%
Lehman Aggregate Bond Index	4.33%	4.57%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

58

FLOATING RATE INCOME FUND

Subadviser:	Western Asset Management Company

Investment Objective:	Seeks a high level of current income.

Investment Strategy:	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa or BBB by a nationally recognized statistical rating organization such as Moody’s Investor Services (“Moody’s”) or Standard & Poor’s (“S&P”)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

The Fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London Inter-Bank Offered Rate (“LIBOR”) or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered to have speculative characteristics. The Fund may invest in loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. The Fund may also acquire, and subsequently hold, warrants and other equity interests.

In purchasing loans, loan participations and other securities for the Fund, the subadviser may take full advantage of the entire range of maturities and durations, and may adjust the average maturity or duration of the investments held by the Fund from time to time, depending on its assessment of the relative yields of different maturities and durations and its expectations of future changes in interest rates.

The Fund may invest in any number of issuers, and may at times invest its assets in a small number of issuers. There is no limit to the percentage of the Fund’s assets that may be invested in any one issuer. The Fund is non-diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may also invest in loans of any aggregate principal amount, and the average aggregate principal amount of the loans held by the Fund will vary from time to time.

In abnormal market conditions, the Fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the Fund might not achieve its investment goal.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Distressed Investments risk
•	Fixed Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Liquidity risk
•	Loan Participations risk
•	Non-Diversified risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

GLOBAL BOND FUND

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum total return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, future contracts, or swap agreements.

In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund’s assets

59

committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The Fund may invest up to 10% of its total assets in fixed income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The Fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies — Hedging and Other Strategic Transactions” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Fund Codes

CLASS 1	Ticker	JIGDX
	CUSIP	47803V747

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

60

Calendar Year Total Returns:

4.77%

2006

Year-to-date:	5.11% (as of 09/30/2007)
Best quarter:	2.52% (quarter ended 06/30/2006) Worst quarter: −0.35% (quarter ended 03/31/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	4.77%	3.01%	10/14/2005
Class 1 after tax on distributions A	3.56%	1.85%
Class 1 after tax on distributions, with sale A	3.14%	1.90%
JPM Global Gov Bon Unhedged USD	5.94%	3.21%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

HIGH INCOME FUND

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek high current income; capital appreciation is a secondary goal.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents (“junk bonds”). These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations.

No more than 10% of the Fund’s total assets may be invested in securities that are rated in default by S&P’s or by Moody’s. There is no limit on the Fund’s average maturity. The foreign securities in which the Fund may invest include both developed and emerging market securities.

In managing the Fund’s portfolio, the subadviser concentrates on industry allocation and securities selection deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The subadviser uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the subadviser uses bottom-up research to find securities that appear comparatively under-valued. The subadviser looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The Fund typically invests in a broad range of industries.

The Fund may invest in both investment grade and non-investment grade asset-backed securities, including asset-backed securities rated BB/Ba or lower and their unrated equivalents.

The Fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. The Fund is authorized to use all of the various investment strategies referred to under “Hedging and Other Strategic Transactions” in the SAI. In addition, the Fund may invest up to 20% of its net assets in U.S. and foreign common stocks of companies of any size. In abnormal circumstances, the Fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the Fund might not achieve its goal.

The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

61

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	41015E403

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

HIGH YIELD FUND

Subadviser:	Western Asset Management Company

Investment Objective:	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S. Government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities
Rating Agency

Moody’s	Ba through C
Standard & Poor’s	BB through D

Non-investment grade securities and are commonly referred to as “junk bonds.” The Fund may also invest in investment grade securities.

The Fund may invest in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the Fund may invest include emerging market securities. The Fund may invest up to 100% of its assets in foreign securities. The subadviser may utilize futures, swaps and other derivatives in managing the Fund.

The Fund may invest in fixed and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund’s portfolio to changes in interest rates.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

62

Fund Codes

CLASS 1	Ticker	JIHDX
	CUSIP	47803V689

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

10.36%

2006

Year-to-date:	2.77% (as of 09/30/2007)
Best quarter:	4.26% (quarter ended 12/31/2006) Worst quarter: −1.04% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	10.36%	10.21%	10/14/2005
Class 1 after tax on distributions A	6.92%	6.98%
Class 1 after tax on distributions, with sale A	6.61%	6.76%
Citigroup High Yield Index B	11.85%	10.02%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

INCOME FUND

Subadviser:	Franklin Advisers

Investment Objective:	To seek to maximize income while maintaining prospects for capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

The Fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather

63

than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadviser considers a variety of factors, including:

•	the experience and managerial strength of the company;
•	responsiveness to changes in interest rates and business conditions;
•	debt maturity schedules and borrowing requirements;
•	the company’s changing financial condition and market recognition of the change; and
•	a security’s relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”), but is not currently expected to invest more than 50% of its total assets in such securities. Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) are considered investment grade. Below investment grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody’s, or unrated, but deemed by the subadviser to be of comparable quality, generally pay higher yields but involve greater risks than investment grade securities.

The Fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts (ADRs).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

INVESTMENT QUALITY BOND FUND

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To provide a high level of current income consistent with the maintenance of principal and liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

The subadviser’s investment decisions derive from a three-pronged analysis, including:

•	sector analysis,
•	credit research, and
•	call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall Fund. Factors considered include:

•	relative valuation of available alternatives,
•	impact on portfolio yield, quality and liquidity, and
•	impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the Fund’s net assets are invested in bonds and debentures, including:

•	marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or Standard & Poor’s at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities and commercial mortgage-backed securities;
•	securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies

64

or instrumentalities, including mortgage-backed securities; and

•	cash and cash equivalent securities which are authorized for purchase by the Money Market Fund.

The balance (no more than 20%) of the Fund’s net assets may be invested in below investment grade bonds and other securities including privately placed debt securities:

•	U.S. and foreign debt securities,
•	preferred stocks,
•	convertible securities (including those issued in the Euromarket),
•	securities carrying warrants to purchase equity securities, and
•	non-investment grade and investment grade non-U.S. dollar fixed income securities, including up to 5% emerging market fixed income securities.

In pursuing its investment objective, the Fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P’s (or, if unrated, are deemed of comparable quality as determined by the subadviser). The high yield sovereign debt securities in which the Fund will invest are described below under “Strategic Bond Fund”. No minimum rating standard is required for a purchase of high yield securities by the Fund. While the Fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the Fund to exceed this 20% maximum.

The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund’s portfolio to changes in interest rates.

The Fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategies Transaction risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Fund Codes

CLASS 1	Ticker	JIQBX
	CUSIP	47803V622

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

3.55%

2006

Year-to-date:	3.35% (as of 09/30/2007)
Best quarter:	3.71% (quarter ended 09/30/2006) Worst quarter: −0.93% (quarter ended 03/31/2006)

65

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	3.55%	3.86%	10/14/2005
Class 1 after tax on distributions A	1.79%	2.15%
Class 1 after tax on distributions, with sale A	2.28%	2.29%
Combined Index B,C	3.86%	3.66%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.
CThe Combined Index is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index, and 10% MSCI World Paper & Forest Products Index.

MONEY MARKET FUND

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To obtain maximum current income consistent with preservation of principal and liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests in high quality, U.S. dollar denominated money market instruments.

The subadviser may invest the Fund’s assets in high quality, U.S. dollar denominated money market instruments of the following types:

•	obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the Fund must be payable in U.S. dollars);
•	certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
•	commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by Standard & Poor’s) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the Fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality;
•	corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as “Aa” or higher by Moody’s or “AA” or higher by Standard & Poor’s);
•	short-term obligations issued by state and local governmental issuers;
•	securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
•	repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

66

All of the Fund’s investments will mature in 397 days or less and the Fund maintains a dollar-weighted average Fund maturity of 90 days or less. By limiting the maturity of their investments, the Fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the Fund invests only in securities which the Fund’s Board of Trustees determine to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund also intends to maintain, to the extent practicable, a constant per share NAV of $10.00. There is no assurance that the Fund will be able to do so.

The Funds may invest up to 20% of their total assets in any of the U.S. dollar denominated foreign securities described above. The Funds are not authorized to enter into mortgage dollar rolls or warrants.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in this Fund. For example, the Fund could lose money if a security purchased by the Fund is downgraded and the Fund must sell the security at less than the cost of the security.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Fixed-Income Securities risk
•	Foreign Securities risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	47803X271

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

REAL RETURN BOND FUND

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum real return, consistent with preservation of real capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

67

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. The effective duration of this Fund normally varies within three years (plus or minus) of the duration of the benchmark index.

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies — Hedging, Derivatives and Other Strategic Transactions Risk” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Fund Codes

CLASS 1	Ticker	JIRRX
	CUSIP	47803X701

68

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

0.30%

2006

Year-to-date:	5.55% (as of 09/30/2007)
Best quarter:	3.34% (quarter ended 09/30/2006) Worst quarter: −1.71% (quarter ended 03/31/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	0.30%	0.53%	10/14/2005
Class 1 after tax on distributions A	-0.84%	-0.68%
Class 1 after tax on distributions, with sale A	0.23%	-0.23%
Lehman Global Real US TIPS TR	0.41%	1.50%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

SPECTRUM INCOME FUND

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek a high level of current income with moderate share price fluctuation.

Investment Strategies:	Under normal market conditions, the Fund diversifies its assets widely among various fixed income and equity market segments. The Fund seeks to maintain broad exposure primarily to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The Fund normally invests in investment-grade corporate, high-yield, and foreign and emerging market fixed income securities, income-oriented stocks, short-term securities, asset-backed and mortgage related securities and U.S. government and agency securities. The Fund will also seek equity income through investments in dividend-paying stocks. Cash reserves will be invested in money market securities and shares of T. Rowe Price money market funds.

Fixed income securities may be of short-, intermediate- and long-term maturities, and will comprise a range of credit qualities with either fixed or floating interest rates. The Fund’s fixed income investments will typically include investment grade corporate securities and asset-backed and mortgage-related securities, bank loan participations and assignments, and there is no limit on the Fund’s investments in these securities. The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P, Moody’s or Fitch). Under normal circumstances, no more than 15% of the asset-backed securities purchased for the Fund will be rated less than A- by the three rating agencies. The lowest rating would apply in the case of split-rated asset-backed securities rated by the three rating agencies. Mortgage-related investments could include mortgage dollar rolls and investments in more volatile stripped mortgage securities and collateralized mortgage obligations. The Fund may invest a substantial portion (up to 40% of its total assets) in below-investment grade fixed income securities (or if unrated, of equivalent quality as determined by the subadviser), commonly known as “junk bonds.” Junk bonds involve a higher degree of credit risk and

69

price volatility than other, higher-rated fixed income securities. The Fund may invest in U.S. government securities and municipal securities (including Treasury Inflation- Protected Securities or “TIPs”), GNMAs, and other agency-related fixed income securities, and there is no limit on the Fund’s investment in these securities. The Fund may also invest up to 45% of its total assets in foreign government and emerging market fixed income securities (excluding Yankee bonds). Foreign currency forwards, options and futures may be used to protect the Fund’s foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other securities.

Individual fixed income securities are selected by a team of T. Rowe Price portfolio managers using the firm’s fundamental research and credit analysis. In evaluating fixed income securities, the portfolio managers will consider a variety of factors including the issuer’s financial condition and operating history, the depth and quality of its management, and its sensitivities to economic conditions. Portfolio managers will also consider the issuer’s debt levels and ability to service its outstanding debt, its access to capital markets and external factors such as the economic and political conditions in the issuer’s country.

The Fund’s equity investments, which will be limited to 40% of total assets, will be selected using a value-oriented investment strategy with a focus on large-cap, dividend-paying common stocks. Preferred stocks and securities convertible into equity securities may also be purchased. The subadviser invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. Other than the specific investment limits described above, there is no minimum or maximum percentage of assets which the subadviser will invest in any particular type of fixed income security. In managing the Fund, the subadviser may vary the allocation of the Fund’s assets to a particular market segment based on their outlook for, and on the relative valuations of these market segments. When adjusting the allocations to the various markets, the subadviser rice may also weigh such factors as the outlook for the economy and market conditions, both on a global and local (country) basis, corporate earnings, and the yield advantages of one fixed income sector over another. Maturities of the Fund’s fixed income investments reflect the manager’s outlook for interest rates.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment strategy, the subadviser has the discretion to purchase some securities that do not meet the Fund’s normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories or equivalent ratings as determined by the subadviser, maturing in one year or less.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and risks associated therewith.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Fund Codes

CLASS 1	Ticker	JISTX
	CUSIP	47803X792

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

70

STRATEGIC BOND FUND

Subadviser:	Western Asset Management Company

Investment Objective:	To seek a high level of total return consistent with preservation of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.

The Fund’s assets may be allocated among the following five sectors of the fixed income market:

•	U.S. government obligations,
•	investment grade domestic corporate fixed income securities,
•	below investment grade or non-investment grade high yield corporate fixed income securities,
•	mortgage-backed and asset-backed securities and
•	investment grade and below investment grade or non-investment grade high yield international fixed income securities.

The Fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the subadviser. Below investment grade securities are commonly referred to as “junk bonds.”

The subadviser will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from the Fund which is invested in these securities without incurring undue risks to principal value. The allocation decisions are based on the subadviser’s analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.

In making this determination, the subadviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. The subadviser also relies on its own assessment of economic and market conditions on both a global and local (country) basis. The subadviser considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The Fund’s assets may not always be allocated to the highest yielding securities if the subadviser believes that such investments would impair the Fund’s ability to preserve shareholder capital. The subadviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The Fund does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

The types and characteristics of the U.S. government obligations, mortgage-backed and asset-backed securities and investment grade corporate and international fixed income securities purchased by the Fund are set forth in the section entitled “Other Instruments” in the SAI. The types and characteristics of the money market securities purchased by the Fund are similar to the investment objective to obtain maximum current income consistent with preservation of principal and liquidity. Potential investors should review these other discussions in considering an investment in shares of the Fund. The Fund may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of the Fund’s net assets may be invested in foreign securities. The subadviser has discretion to select the range of maturities of the various fixed income securities in which the Fund invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

The high yield sovereign fixed income securities in which the Fund may invest are U.S. dollar-denominated and non-dollar-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. The subadviser expects that these countries will consist primarily of those which have issued or have announced plans to issue Brady Bonds, but the Fund is not limited to investing in the debt of such countries. Brady Bonds are debt securities issued under the framework of the Brady Plan.

Although the subadviser does not anticipate investing in excess of 75% of the Fund’s net assets in domestic and developing country fixed income securities that are rated below investment grade, the Fund may invest a greater percentage in such securities when, in the opinion of the subadviser, the yield available from such securities outweighs their additional risks. By investing a portion of the Fund’s assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, the subadviser seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the Fund may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody’s or S&P (i.e., rated “C” by Moody’s or “CCC” or lower by S&P).

71

In light of the risks associated with investing in high yield corporate and sovereign debt securities, the subadviser considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:

Corporate Debt Securities	Sovereign Debt Instruments

• issuer’s financial condition	• economic and political conditions within the issuer’s country
• issuer’s sensitivity to economic conditions and trends	• issuer’s external and overall debt levels, and its ability to pay principal and interest when due
• issuer’s operating history	• issuer’s access to capital markets and other sources of funding
• experience and track record of the issuer’s management	• issuer’s debt service payment history

The subadviser also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund’s ability to achieve its investment objective may be more dependent on the subadviser’s credit analysis than would be the case if it invested in higher quality debt securities.

The Fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Fund Codes

CLASS 1	Ticker	JISBX
	CUSIP	47803X776

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

6.76%

2006

Year-to-date:	1.31% (as of 09/30/2007)
Best quarter:	4.58% (quarter ended 09/30/2006) Worst quarter: −0.83% (quarter ended 06/30/2006)

72

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	6.76%	6.75%	10/14/2005
Class 1 after tax on distributions A	4.40%	4.53%
Class 1 after tax on distributions, with sale A	4.31%	4.42%
Lehman Aggregate Bond Index	4.33%	4.57%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

STRATEGIC INCOME FUND

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek a high level of current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in foreign government and corporate debt securities from developed and emerging markets U.S. Government and agency securities and domestic high yield bonds.

The Fund may also invest in preferred stock and other types of debt securities, including domestic corporate debt securities and mortgage-backed securities.

Although the Fund may invest up to 10% of its total assets in securities rated as low as D (in default) by S&P or Moody’s (and their unrated equivalents), it generally intends to keep its average credit quality in the investment grade. There is no limit on the Fund’s average maturity.

The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the Fund’s total assets will be invested in asset-backed securities rated less than A by both rating agencies.

In managing the Fund, the subadviser allocates assets among the three major types of securities based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the Fund’s assets in any one sector.

Within each types of security, the subadviser looks for investments that are appropriate for the overall Fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The Fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the Fund may invest up to 10% of net assets in domestic or foreign stocks.

The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	—

73

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

TOTAL RETURN FUND

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum total return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The Fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies — Hedging and Other Strategic Transactions” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security , including short sales “against the box.”

74

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Fund Codes

CLASS 1	Ticker	JITRX
	CUSIP	47803X735

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

3.52%

2006

Year-to-date:	4.55% (as of 09/30/2007)
Best quarter:	3.79% (quarter ended 09/30/2006) Worst quarter: −0.65% (quarter ended 03/31/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	3.52%	3.83%	10/14/2005
Class 1 after tax on distributions A	2.04%	2.41%
Class 1 after tax on distributions, with sale A	2.29%	2.44%
Lehman Aggregate Bond Index	4.33%	4.57%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

75

U.S. GOVERNMENT SECURITIES FUND

Subadviser:	Western Asset Management Company

Investment Objective:	To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The Fund may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

The Fund invests in:

•	mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the “modified pass-through” type of mortgage-backed security (“GNMA Certificates”). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;
•	U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);
•	obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);
•	mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association;
•	futures contracts or financial instruments and indices; and
•	collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

As noted above, the Fund may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Fund Codes

CLASS 1	Ticker	JIUSX
	CUSIP	47803X685

76

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

4.26%

2006

Year-to-date:	2.27% (as of 09/30/2007)
Best quarter:	3.43% (quarter ended 09/30/2006) Worst quarter: −0.25% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	4.26%	4.09%	10/14/2005
Class 1 after tax on distributions A	2.74%	2.63%
Class 1 after tax on distributions, with sale A	2.75%	2.64%
Citigroup 1-10 Yr Treasury TR	3.55%	3.45%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

U.S. HIGH YIELD BOND FUND

Subadviser:	Wells Capital Management, Incorporated

Investment Objective:	To seek total return with a high level of current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as “junk bonds” or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

The subadviser actively manages a diversified portfolio of below investment grade debt securities (often called “junk bonds” or high yield securities). The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a “bottom-up” approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers’ long-term prospects and focus on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The subadviser’s research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

77

The subadviser purchases securities for the Fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers which it believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the Fund consists of income earned on the Fund’s investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer.

Under normal circumstances, the subadviser invests:

•	Up to 15% of total assets in any one industry; and
•	Up to 5% of total assets in any one issuer.

The subadviser will generally invest in below investment grade debt securities that are rated at least “Caa” by Moody’s or “CCC” by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the Fund’s securities is expected to be at least B- as rated by S&P.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS 1	Ticker	JIHLX
	CUSIP	47803X677

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

9.57%

2006

Year-to-date:	3.14% (as of 09/30/2007)
Best quarter:	3.64% (quarter ended 12/31/2006) Worst quarter: −0.11% (quarter ended 06/30/2006)

78

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	9.57%	9.59%	10/14/2005
Class 1 after tax on distributions A	7.20%	7.22%
Class 1 after tax on distributions, with sale A	6.16%	6.76%
Merrill US High Yield Master II Constrained Index	10.71%	9.45%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

79

HYBRID FUNDS

CORE ALLOCATION PLUS FUND

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek total return, consisting of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Under normal circumstances the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed income instruments and will generally reflect the subadviser’s long term, strategic asset allocation analysis. The subadviser anticipates adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity or equity-related securities or instruments, the subadviser relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed income or fixed-income related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser.

The Fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to common stock, preferred stock, depositary receipts (including American Depository Receipts and Global Depository Receipts), index-related securities (including exchange traded funds), real estate investment structures (including real estate investment trusts (“REITs”)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes, and other similar equity equivalents. These equity and equity-related instruments may include equity securities of, or derivatives linked to, emerging market issuers or indexes.

The Fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents, including but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents, and other fixed-income securities, as well as derivatives related to interest rates, currencies and fixed-income securities and instruments. These debt obligations may include non-investment grade and emerging market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity, or index, or to other securities, groups of securities, or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The Fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products. For purposes of the Fund’s investment policies, derivative instruments will be classified as equity- or fixed-income related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	ETFs risk
•	Fixed Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	IPOs risk
•	Issuer risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Real Estate Securities risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	—

80

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

GLOBAL ALLOCATION FUND

Subadviser:	UBS Global Asset Management (Americas) Inc.

Investment Objective:	To seek total return, consisting of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities and equity securities.

The Fund is a multi-asset fund and invests in each of the major asset classes: U.S. fixed income, U.S. equities, international fixed income and international equities, based upon the subadviser’s assessment of prevailing market conditions in the U.S. and abroad.

Within the equity portion of the Fund, the subadviser selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the subadviser’s assessment of what a security is worth. The subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company’s current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund. The comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

While the subadviser’s investment decisions with respect to the equity portion of the portfolio are based primarily on price/value discrepancies as identified by its fundamental valuation process, under certain circumstances the subadviser may utilize growth-oriented strategies within the U.S. equity asset class for a portion of the allocation to manage risk exposures; but only after subjecting such strategies to a rigorous due diligence process to judge their suitability for the Fund.

To invest in growth equities, the subadviser will seek to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics.

In selecting fixed income securities, the subadviser uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the subadviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. The Fund may invest in both investment grade and high yield (lower-rated) securities (sometimes referred to as “junk bonds”).

The subadviser’s fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration measures a fixed income security’s price sensitivity to interest rates by indicating the approximate change in a fixed income security’s price if interest rates move up or down in one percent (1%) increments. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The subadviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The Fund’s risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. The subadviser actively manages the Fund. As such, increased Fund turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investment in equity securities may include common stock, preferred stock, IPOs and ETFs. The Fund may invest in certain issuers by investing in other open-end investment companies, including investment companies advised by the subadviser, to the extent

81

permitted by applicable law. In addition, the Fund attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	ETFs risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Initial Public Offerings (“IPOs”) risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

82

SPECIALTY FUNDS

GLOBAL REAL ESTATE FUND

Subadviser:	Deutsche Investment Management Americas Inc. (“DIMA”)

-RREEF America (“DIMA RREEF”) L.L.C. provides sub-subadvisory services to DIMA in its management of the Global Real Estate Fund

Investment Objective:	To seek a combination of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. REITs, foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The Fund will be invested in issuers located in at least three different countries, including the U.S.

The Fund may also invest its assets in short-term debt securities, notes, bonds, securities of companies not principally engaged in real estate, stock index futures contracts and similar instruments and American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

A company is considered to be a real estate operating company if, in the opinion of the subadviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

The subadviser looks for real estate securities it believes will provide superior returns to the Fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadviser tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a global network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The subadviser also considers the effect of the real estate securities markets in general when making investment decisions. The subadviser does not attempt to time the market.

The Fund may realize some short-term gains or losses if the subadviser chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

The subadviser’s U.S. fund management team will select all North and South American investments. Foreign investments will be selected by fund management teams within affiliates of the subadviser under common control with Deutsche Bank AG, the indirect parent company of the subadviser. All fund management teams will contribute to the global regional allocation process.

Description of REITs
A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Based on its recent practices, the subadviser expects that the Fund’s assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs. While a REIT is an entity defined by U.S. tax laws, various countries have created entities similar to REITs.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

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Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Real Estate Securities risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	41015E106

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

NATURAL RESOURCES FUND

Subadviser:	Wellington Management Company LLP

Investment Objective:	To seek long-term total return.

Investment Strategies:	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The Fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The Fund invests in four major sectors: 1) energy, 2) metals and mining, 3) forest products and 4) other natural resource-based companies which are described below.

Energy.  The energy sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining.  The metals and mining sector includes companies engaged in exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products.  The forest products sector includes timber, pulp and paper product companies.

Other Natural Resources-Based Companies.  Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer, and miscellaneous raw materials.

The Fund’s “normal” allocation across the natural resources sectors is approximately:

•	60% — Energy and energy related
•	30% — Metals and mining
•	10% — Forest products, miscellaneous commodities companies, and non-ferrous metals.

The “normal” sector allocation reflects the subadviser’s view on availability and relative attractiveness of investment opportunities within the natural resources area. The Fund’s sector allocation might differ significantly from this “normal” allocation at any specific point in time.

The subadviser uses a value-based approach to invest in a broad range of natural resources sectors. The subadviser utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal market conditions the Fund is fully invested.

Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of the subadviser’s analysis is understanding the economic and political dynamics of each of these countries. The Fund may invest without limitation in foreign securities, including emerging markets. The Fund utilizes currency hedging to protect the value of the Fund’s assets when the subadviser deems it advisable to do so.

The subadviser utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the Fund on the basis of relative attractiveness. The subadviser uses a variety of tools such as income statement and balance sheet analysis, cash

84

flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk

Fund Codes

CLASS 1	Ticker	JINRX
	CUSIP	47803V127

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

21.25%

2006

Year-to-date:	32.91% (as of 09/30/2007)
Best quarter:	13.23% (quarter ended 03/31/2006) Worst quarter: −7.48% (quarter ended 09/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	21.25%	25.43%	10/14/2005
Class 1 after tax on distributions A	19.15%	23.60%
Class 1 after tax on distributions, with sale A	13.90%	20.66%
Combined Index B,C	24.08%	18.56%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

BThe return for the index under “Since Inception” is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

CThe Combined Index is comprised of 50% of the return of the Lehman Brothers Government Bond Index and 50% of the return of the Lehman Brothers Credit Bond Index.

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REAL ESTATE EQUITY FUND

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term growth through a combination of capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least 50% of assets to, real estate activities.

The Fund is likely to maintain a substantial portion of assets in REITs. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from rentals. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. The Fund generally invests in equity REITs. Other investments in the real estate industry may include real estate operating companies, brokers, developers, and builders of residential, commercial, and industrial properties; property management firms, finance, mortgage, and mortgage servicing firms; construction supply and equipment manufacturing companies; and firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

The types of properties owned, and sometimes managed, by REITs include: office buildings, apartments and condominiums, retail properties, industrial and commercial sites, hotels and resorts, health care facilities, manufactured housing, self-storage facilities, leisure properties and special use facilities.

REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. For this reason and others, a fund investing in REITs provides investors with an efficient, low-cost means of diversifying among various types of property in different regions.

The Fund will not own real estate directly and will have no restrictions on the size of companies selected for investment. Up to 20% of the Fund’s net assets may be invested in companies deriving a substantial portion of revenues or profits from servicing real estate firms or in companies unrelated to the real estate business.

Stock selection is based on fundamental, bottom-up analysis that generally seeks to identify high-quality companies with both good appreciation prospect and income-producing potential. Factors considered by the subadviser in selecting real estate companies include one or more of the following: relative valuation; free cash flow; undervalued assets; quality and experience of management; type of real estate owned; and the nature of a company’s real estate activities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 25% of total assets), convertible securities, futures, and options, in keeping with the objectives of the Fund. The Fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. The Fund may purchase up to 10% of its total assets in any type of non-investment grade debt securities (or “junk bond”) including those in default. Fund investments in convertible securities are not subject to this limit. Below investment grade bonds or junk bonds can be more volatile and have greater risk of default than investment grade bonds.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Medium and Smaller Company risk
•	Real Estate Securities risk

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Fund Codes

CLASS 1	Ticker	—
	CUSIP	41015E841

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

REAL ESTATE SECURITIES FUND

Subadviser:	Deutsche Investment Management Americas Inc.

-RREEF America (“DIMA RREEF”) L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Fund

Investment Objective:	To seek to achieve a combination of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of REITs and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of DIMA RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

DIMA RREEF looks for real estate securities it believes will provide superior returns to the Fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, DIMA RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers DIMA RREEF believes will be the most profitable to the Fund. DIMA RREEF also considers the effect of the real estate securities markets in general when making investment decisions. DIMA RREEF does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The Fund may realize some short-term gains or losses if DIMA RREEF chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

Based on its recent practices, DIMA RREEF expects that the Fund’s assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs.

When DIMA RREEF believes that it is prudent, the Fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the Fund’s cash assets remain liquid while performing more like stocks).

The Fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

87

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Non-Diversification risk
•	Real Estate Securities risk

Fund Codes

CLASS 1	Ticker	JIREX
	CUSIP	47803X503

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns:

37.34%

2006

Year-to-date:	−3.53% (as of 09/30/2007)
Best quarter:	14.49% (quarter ended 03/31/2006) Worst quarter: −1.03% (quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2006

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	37.34%	38.15%	10/14/2005
Class 1 after tax on distributions A	17.12%	20.92%
Class 1 after tax on distributions, with sale A	24.35%	22.73%
Morgan Stanley REIT Index	35.92%	36.88%

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

88

SCIENCE & TECHNOLOGY FUND

Subadviser:	T. Rowe Price Associates, Inc. (“T. Rowe Price”) and RCM Capital Management LLC (“RCM”)

Investment Objective:	To seek long-term growth of capital. Current income is incidental to the Fund’s objective.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

50%* T. Rowe Price
50%* RCM

*Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

In managing its portion of the Fund, RCM may enter into short sales including short sales against the box.

Some industries likely to be represented in the Fund include:

•	Computers including hardware, software and electronic components
•	telecommunications
•	media and information services
•	environmental services
•	e-commerce
•	life sciences and health care, including pharmaceuticals, medical devices, and biotechnology
•	chemicals and synthetic materials
•	defense and aerospace

While most of the Fund’s assets are invested in U.S. common stocks, the Fund may also purchase other types of securities, including U.S. and non-U.S. dollar denominated foreign securities, convertible stocks and bonds, and warrants in keeping with its objectives.

Stock selection for the Fund generally reflects a growth approach based on an assessment of a company’s fundamental prospects for above-average earnings, rather than on a company’s size. As a result, Fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records of developing and marketing technological advances. The Fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The Fund may invest in suitable technology companies through IPOs.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risk associated therewith.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

89

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transaction risk
•	High Portfolio Turnover risk
•	Industry or Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Non-Diversified Fund risk
•	Small and Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	—

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

90

INDEX FUNDS

TOTAL BOND MARKET FUND

Subadviser:	Declaration Management & Research LLC

Investment Objective:	Seeks to track the performance of the Lehman Brothers Aggregate Bond Index (the “Lehman Index”) (which represents the U.S. investment grade bond market).

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in securities listed in this index.

The Fund attempts to match the performance of the Lehman Index by holding a representative sample of the securities that comprise the Lehman Index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track the Lehman Index, typically will be unable to match the performance of the index exactly. The Lehman Index composition may change from time to time. The subadviser will reflect those changes in the composition of the Fund as soon as practicable.

The Fund is an intermediate term bond fund of high and medium credit quality.

The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million including:

•	U.S. Treasury and agency securities;
•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);
•	Corporate bonds, both U.S. and foreign (if dollar denominated); and
•	Foreign government and agency securities (if dollar denominated).

The Fund may purchase other types of investments that are not in the Lehman Index. This would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

The Fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under “Hedging and Other Strategic Transactions” in the SAI.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Interest Rate risk
•	Issuer risk
•	Mortgage-Backed and Asset-Backed Securities risk

Fund Codes

CLASS 1	Ticker —
CUSIP —

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

INTERNATIONAL EQUITY INDEX FUND

Subadviser:	SSgA Funds Management, Inc.

Investment Objective:	Seeks to track the performance of a broad-based equity index of foreign companies, primarily in developed countries and, to a lesser extent, in emerging market countries.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”). As of November 30, 2007, the market capitalizations of companies included in the MSCI ACW ex US Index ranged from $64 million to $361.10 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap

91

equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the MSCI ACW ex-US Index by holding all, or a representative sample, of the securities that comprise the index. However, an index Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

The subadviser employs a passive management strategy by normally investing in all stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each stock in roughly the same proportion as represented by the index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the index. The index composition changes from time to time. The subadviser will reflect those changes in the composition of the Fund as soon as practicable.

The Fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although the Fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain ETFs, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	47803X362

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

MID CAP INDEX FUND

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 400 Mid Cap Index and (b) securities (which may or may not be included in the S&P Mid Cap 400 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of November 30, 2007, the market capitalizations of companies included in the S&P 400 Mid Cap Index ranged from $56 million to $5.15 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the S&P 400 Mid Cap Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

The Fund may invest in futures contracts and Depository Receipts. The Fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under “Hedging and Other Strategic Transactions” in the SAI.

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Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Issuer risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	47803X347

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

SMALL CAP INDEX FUND

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund invests, at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Russell 2000 Index and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of November 30, 2007, the market capitalizations of companies included in the Russell 2000 Index ranged from $19 million to $5.08 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Issuer risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	47803X321

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

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TOTAL STOCK MARKET INDEX FUND

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund invests, at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Dow Jones Wilshire 5000 Index and (b) securities (which may or may not be included in the Dow Jones Wilshire 5000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of November 30, 2007, the market capitalizations of companies included in the Dow Jones Wilshire 5000 Index ranged from less than $19 million to $487.14 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the Dow Jones Wilshire 5000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Issuer risk
•	Medium and Smaller Company risk

Fund Codes

CLASS 1	Ticker	—
	CUSIP	47803X297

Past Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has existed for less than a full calendar year, there is no past performance to report.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS
AND INVESTMENT POLICIES

Risks of Investing in Certain Types of Securities

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active Management Risk

Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Credit and Counterparty Risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the counter (“OTC”) derivatives contract, see “Hedging, Derivatives and Other Strategic Transactions Risk,” or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Distressed Investments Risk

The Fund invests in distressed investments including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, many of which are not publicly traded and which may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally

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expected. If the subadviser’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the Fund’s original investment.

Equity Securities Risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value Investing Risk.  Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Growth Investing Risk.  Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange Traded Funds (“ETFs”) Risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed Income Securities Risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest Rate Risk.  Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit Quality Risk.  Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment Grade Fixed Income Securities in the Lowest Rating Category Risk.  Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment

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characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed Income Securities Risk and High Yield Securities Risk.  Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
•	Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
•	Dependence on Subadviser’s Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed Income Securities.  Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities.  Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities Risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign Securities Risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars;

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unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency Risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, Derivatives and Other Strategic Transactions Risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other Strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the Statement of Additional Information.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the

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creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

High Portfolio Turnover Risk

A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Index Management Risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or Sector Investing Risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

Banking Risk.  Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry Risk.  A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

Health Sciences Risk.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

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Insurance Risk.  Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies Risk.  Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Telecommunications Risk.  Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology Related Risk.  A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described below under “Small and Medium Sized Companies Risk.”

Initial Public Offerings (“IPOs”) Risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer Risk

An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Loan Participations Risk

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any

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such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-Backed Securities.  Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized Mortgage Obligations.  A fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities.  Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-Diversified Fund Risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

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Real Estate Securities Risk

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

•	Declines in the value of real estate;
•	Risks related to general and local economic conditions;
•	Possible lack of availability of mortgage funds;
•	Overbuilding;
•	Extended vacancies of properties;
•	Increased competition;
•	Increases in property taxes and operating expenses;
•	Changes in zoning laws;
•	Losses due to costs resulting from the clean-up of environmental problems;
•	Liability to third parties for damages resulting from environmental problems;
•	Casualty or condemnation losses;
•	Limitations on rents;
•	Changes in neighborhood values and the appeal of properties to tenants; and
•	Changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Companies Risk” below for a discussion of the risks associated with invests in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

Short Sales Risk

The funds may make short sales of securities.  This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Medium and Smaller Company Risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds

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that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Stripped Securities Risk

Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Additional Information About the Funds’ Principal Investment Policies

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

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Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued Securities/Forward Commitments

In order to help ensure the availability of suitable securities, a fund may purchase debt or equity securities on a “when-issued” or on a “forward commitment” basis. These terms mean that the obligations will be delivered to the fund at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a fund will maintain on its records liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

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YOUR ACCOUNT

Class 1 Shares

The Class 1 shares of the Funds are sold without any front-end or deferred sales charges. The share class has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

Distribution and service (12b-1) fees of 0.05%.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract which may use a Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

Because 12b-1 fees are paid on an ongoing basis, over time they will increase the cost of shareholders’ investments and they may cost shareholders more than other types of sales charges.

Other classes of shares of the Funds, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer may receive a percentage of these fees. In addition, the John Hancock Funds, LLC (the “Distributor”) may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Transaction Policies

Valuation of shares.  The net asset value per share (“NAV”) is determined for each fund and class as of the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time) on each business day that the New York Stock Exchange is open. Securities held by a fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by a fund are valued at fair value as determined in good faith by the Board of Trustees of JHF II. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by a fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of a fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, a fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by a fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of a fund’s shares reflects the value of a fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if a fund sold it.

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Money market instruments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis.

Purchase and Redemption Prices.  When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

Execution of Requests.  The Funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

In unusual circumstances, any Fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive Trading.  The Funds are intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a Fund can disrupt Fund investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to Reject or Restrict Purchase and Exchange Orders.  Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, a Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on Exchange Activity” described below if a Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund or otherwise not be in a Fund’s best interest in light of unusual trading activity related to your account. In the event a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the Fund’s NAVs at the conclusion of the delay period. Each Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange Limitation Policies.  The Board of Trustees has adopted the following policies and procedures by which the Funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on Exchange Activity.  Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since Funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of a Fund’s shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a Fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, a Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the Ability to Detect and Curtail Excessive Trading Practices.  Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its

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excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive Trading Risk.  To the extent that a Fund or its agents are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of the Fund, and may result in a Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in Fund transactions. Increased Fund transactions and use of the line of credit would correspondingly increase a Fund’s operating costs and decrease a Fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any Fund, certain types of Funds are more likely than others to be targets of excessive trading. For example:

•	A Fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
•	A Fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. Each Fund may have significant investments in foreign securities.
•	A Fund that invests a significant portion of its assets in below-investment grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a Fund’s portfolio. A Fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a Fund that invests in highly liquid securities. These risks would be less significant, for example, in a Fund that primarily invests in U.S. government securities, money market instruments, investment grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of a Fund shares held by other shareholders.

Dividends and Account Policies

Dividends.  Dividends from the net investment income and the net capital gain, if any, for a Fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of a Fund or paid in cash.

Account Statements.  The Funds will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Disclosure of Fund portfolio holdings.  The Funds’ Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of the Funds will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Funds. In addition, the ten largest holdings of the Funds will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the

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Web site until the date the Funds files their Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The Funds’ Form N-CSR and Form N-Q will contain the Funds’ entire portfolio holdings as of the applicable calendar quarter end.

Broker Compensation and Revenue Sharing Arrangements

Other shares of the Funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and
•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

For a description of these compensation and revenue sharing arrangements, see the prospectuses and statement of additional information for the JHF II Portfolios. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through the Adviser’s profit on the advisory fee on the Funds.

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FUND DETAILS

Business Structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Funds.

The Trustees have the power to change the respective investment goal of each of the Funds without shareholder approval.

The Trustees have the power to change the focus of the investment policy of each of the Funds that provides for the investment of a specified percentage of its assets in particular securities or geographic regions without shareholder approval. Particular Funds will provide written notice to shareholders at least 60 days prior to a change in their 80% investment policy, as required under the 1940 Act and disclosed in the SAI.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Manages the Funds business and investment activities.

Subadviser

Provides portfolio management to the Funds.

Transfer agent

John Hancock Signature Services, Inc.

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Holds the Funds’ assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund’s NAV.

Principal distributor

John Hancock Funds, LLC

Markets the Funds and distributes shares through selling brokers, financial planners and other financial representatives.

Management Fees

As full compensation for its services, the Adviser receives a fee from each Fund.

The fee for each Fund is calculated by applying to the net assets of the Fund an annual fee rate, which is determined based on the application of the annual percentage rates for the Fund to the “aggregate net assets” of the Fund. “Aggregate net assets” of a Fund include the net assets of the Fund and the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) that have the same subadviser as the Fund. If a Fund and such other Fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for a Fund. The fee for each Fund is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the applicable annual fee rate by the value of the net assets of a Fund at the close of business on the previous business day of a Fund.

The schedule of the annual percentage rates of the management fees for the Funds are set forth in Appendix A hereto.

A discussion regarding the basis of the Board of Trustees’ approving the investment advisory and subadvisory contracts of the Funds is available in the Funds’ annual report to shareholders for the period ended August 31, 2007.

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Subadviser Information and Management Biographies

The Adviser has entered into subadvisory agreements with the subadvisers to the Funds. Under these agreements, the subadvisers manage the assets of the Funds, subject to the supervision of the Adviser and the Trustees of JHF II. Each subadviser formulates a continuous investment program for each Fund it subadvises, consistent with the Fund’s investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHF II with respect to the implementation of such programs.

Subadvisory Fees.  Each subadviser is compensated by the Adviser, subject to Board approval, and not by the Fund or Funds which it subadvises.

Additional information about each portfolio manager including compensation, other accounts managed and Fund holdings is found in the SAI.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a Fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, a Fund is able from time to time to change Fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or a Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the Funds, including a brief summary of the portfolio managers’ business careers over the past five years. The SAI includes additional details about the Funds’ portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of Fund securities.

A I M Capital Management, Inc. (“AIM”)

AIM is an indirect wholly owned subsidiary of A I M Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. A I M Management Group, Inc. is a holding company engaged in the financial services business and is a wholly owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

Fund	Portfolio Managers

All Cap Growth Fund*	Lanny H. Sachnowitz
Kirk L. Anderson
James G. Birdsall
Robert J. Lloyd
Small Company Growth Fund**	Juliet S. Ellis
Juan R. Hartsfield

•	Kirk L. Anderson. Portfolio Manager; associated with AIM and/or its affiliates since 1994.
•	James G. Birdsall. Portfolio Manager; associated with AIM and/or its affiliates since 1995.
•	Juliet S. Ellis. Senior Portfolio Manager; associated with AIM and/or its affiliates since 2004; formerly a Managing Director of JPMorgan Fleming Asset Management.
•	Juan R. Hartsfield. Portfolio Manager; associated with AIM and/or its affiliates since 2004; formerly a co-portfolio manager in the JPMorgan Fleming Asset Management.
•	Robert J. Lloyd. Portfolio Manager, associated with AIM/and or its affiliates since 2000.
•	Lanny H. Sachnowitz. Senior Portfolio Manager; associated with AIM/and or its affiliates since 1987. As the lead manager for the All Cap Growth Fund, Mr. Sachnowitz generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

*The portfolio managers for the All Cap Growth Fund are assisted by the subadviser’s Large/Multi-Cap Growth Team, which is comprised of portfolio managers and research analysts of the subadviser.

**The portfolio managers for the Small Company Growth Fund are similarly assisted by the subadviser’s Small Cap Core/ Growth Team.

With respect to each of these teams, members are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations, but do not have day-to-day management responsibilities with respect to the Funds’ portfolios.

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American Century Investment Management, Inc. (“American Century”)

American Century has been managing mutual funds since 1958. Its headquarters are located at 4500 Main Street, Kansas City, Missouri 64111.

Fund	Portfolio Managers

Small Company Fund	Wilhelmine von Turk
Thomas P. Vaiana
Brian Ertley
Vista Fund	Glenn A. Fogle
David M. Hollond
Bradley J. Eixmann

•	Bradley J. Eixmann. Portfolio Manager; joined American Century in 2002; a portfolio manager since 2007.
•	Brian Ertley. Portfolio Manager and Senior Quantitative Analyst; joined American Century in 1998; a portfolio manager since 2006.
•	Glenn A. Fogle. Senior Vice President and Senior Portfolio Manager; joined American Century in 1990; a portfolio manager since 1993.
•	David M. Hollond. Vice President and Portfolio Manager; joined American Century in 1998; a portfolio manager since 2004.
•	Wilhelmine von Turk. Vice President and Senior Portfolio Manager; joined American Century in November 1995; a portfolio manager since 2000.
•	Thomas P. Vaiana. Vice President and Portfolio Manager; joined American Century in February 1997; a portfolio manager since 2000.

BlackRock Investment Management, LLC (“BlackRock”)

BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

Fund	Portfolio Manager

Large Cap Value Fund	Robert C. Doll, Jr.

•	Robert C. Doll Jr. Senior Portfolio Manager; Vice Chairman and Director of BlackRock, Inc., and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee, and member of the BlackRock Executive Committee since 2006; President of the funds advised by Merrill Lynch Investment Managers, L.P. (“MLIM”) and its affiliates from 2005 to 2006; President and Chief Investment Officer of MLIM and Fund Asset Management, L.P. from 2001 to 2006.

Davis Selected Advisers, L.P. (“Davis”)

Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

Fund	Portfolio Managers

Fundamental Value Fund	Christopher C. Davis
Kenneth Charles Feinberg

•	Christopher C. Davis. Chairman; a Director, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.
•	Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

Declaration Management & Research LLC (“Declaration”)

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICO”). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

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Fund	Portfolio Managers

Active Bond Fund	Peter Farley
James E. Shallcross
Total Bond Market Fund	Peter Farley
James E. Shallcross

•	Peter Farley, CFA (since 2005). Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration’s Investment Committee.
•	James E. Shallcross (since 2005). Mr. Shallcross joined Declaration in 1991 and is an Executive Vice President and the Director of Portfolio Management. He oversees the management of all portfolios, supervises the investment staff, and is a member of Declaration’s Investment Committee.

Deutsche Investment Management Americas Inc. (“DeAM” or “DIMA”)

DeAM, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DeAM provides a full range of investment advisory services to retail and institutional clients.

DeAM RREEF, located at The Hancock Building, 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation. DeAM RREEF has provided real estate investment management services to institutional investors since 1975.

Fund	Portfolio Managers

All Cap Core Fund	Julie Abbett
Jin Chen
Robert Wang
Dynamic Growth Fund	Joseph Axtell
Robert Janis
Global Real Estate Fund	John F. Robertson
Daniel Ekins
John Hammond
William Leung
John W. Vojticek
Real Estate Securities Fund	Jerry W. Ehlinger
John F. Robertson
John W. Vojticek
Asad Kazim

•	Julie Abbett. Director and Senior Portfolio Manager for Global Quantitative Equity; joined DIMA in 2000; previously a consultant with equity trading services for BARRA, Inc. and a product developer at FactSet Research.
•	Joseph Axtell, CFA. Managing Director; joined DIMA in 2001 and has over 20 years of investment industry experience.
•	Jin Chen, CFA. Director and Senior Portfolio Manager for Global Quantitative Equity — Joined DIMA in 1999 and has over 12 years of investment industry experience, previously a portfolio manager for Absolute Return Strategies, after four years of experience as a fundamental equity analyst and portfolio manager of various funds in U.S. large and small cap equities at Thomas White Asset Management.
•	Daniel Ekins. Managing Director; joined DIMA in 1997 and has over 20 years of investment industry experience.
•	Robert Wang. Managing Director and Global Head of Quantitative Strategies — Joined DIMA in 1995 as senior fixed-income portfolio manager after 13 years of experience at J.P. Morgan and Co. trading fixed-income, derivatives and foreign exchange products.
•	Jerry W. Ehlinger. Managing Director — Joined DIMA in 2004 after 9 years experience as Senior Vice President at Heitman Real Estate Investment Management and at Morgan Stanley as senior research associate covering REITS.
•	John Hammond. Managing Director; joined DIMA in 2004 and has over 13 years of industry experience.
•	Robert Janis. Managing Director; joined DIMA in 2004; previously portfolio manager for 10 years at Credit Suisse Asset Management (or its predecessor, Warburg Pincus Asset Management).
•	John F. Robertson, CFA. Managing Director, head of North American Real Estate Securities; joined DIMA in 1997.
•	John W. Vojticek. Partner — Re-joined DIMA in September 2004. Prior to that, Mr. Vojticek was a Principal at KG Redding and Associates and Managing Director of DIMA.
•	Asad Kazim. Vice President — Joined DIMA in 2002 and has over six years of industry experience, formerly as a Financial Analyst at Clarion CRA Securities.

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•	William Leung. Vice President; joined DIMA in 2000 after spending three years with Merrill Lynch and one year at UBS Warburg primarily focusing on equity research in Hong Kong and China.

Dimensional Fund Advisors LP (“Dimensional”)

Dimensional was organized in May 1981 as “Dimensional Fund Advisors, Inc.,” a Delaware corporation, and in November 2006, it converted its legal name and organizational form to “Dimensional Fund Advisors LP,” a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 1299 Ocean Avenue, Santa Monica, CA 90401. Since its organization, Dimensional has provided investment management services primarily to institutional investors and mutual funds.

Dimensional uses a team approach.  The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for Funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding fund management including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland coordinates the efforts of all other portfolio managers with respect to international equity portfolios. For this reason, Dimensional has identified Ms. Umland as primarily responsible for coordinating the day-to-day management of the Funds.

Fund	Portfolio Managers

Emerging Markets Value Fund	Karen E. Umland
International Small Company Fund	Karen E. Umland

•	Karen E. Umland. Senior Portfolio Manager and Vice President of Dimensional and a member of Dimensional’s Investment Committee. She joined Dimensional in 1993 and has been responsible as portfolio manager for management of the international equity funds at Dimensional since 1998. She has served as portfolio manager of the Funds since their inception.

Franklin Advisers

Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403. Franklin Advisers is a direct wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Income Fund	Edward D. Perks, CFA
Charles B. Johnson

•	Edward D. Perks. Senior vice president and director of Global Core/Hybrid Portfolio Management for Franklin Advisers. Mr. Perks is co-lead portfolio manager for the Fund. Mr. Perks joined Franklin Templeton Investments in 1992.
•	Charles B. Johnson. Chairman of Franklin Resources, Inc. He joined Franklin Templeton Investments in 1957.

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”)

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of October 31, 2007, GMO managed on a worldwide basis approximately $162 billion for institutional investors such as pension plans, endowments and foundations.

Fund	Portfolio Managers

U.S. Multi-Sector Fund	U.S. Quantitative Investment Division

U.S. Quantitative Investment Division. Day-to-day management of the Fund is the responsibility of the Division. The Division’s members work collaboratively to manage the Fund, and no one person is primarily responsible for day-to-day management. The member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the Fund is:

•	Sam Wilderman. Senior member of the Division: joined GMO in 1996 and has served as co-director of U.S. equity management since 2005 and director of U.S. equity management since 2006.

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Mr. Wilderman allocates responsibility for portions of the Fund to various members of the Division, oversees the implementation of trades on behalf of the Fund, reviews the overall composition of the Fund’s portfolios, and monitors cash flows.

Independence Investment LLC (“Independence”)

Independence is located at 160 Federal Street, Boston, Massachusetts 02110 and is a subsidiary of Convergent Capital Management LLC (“Convergent”). Convergent is located at 190 South LaSalle Street, Chicago, Illinois, and is a subsidiary of City National Corporation, a publicly traded financial services company located at 555 South Flower Street, Los Angeles, California.

Fund	Portfolio Managers

Small Cap Fund	Charles S. Glovsky

•	Charles S. Glovsky. Senior Vice President and Director of Small Cap strategies; joined Independence in 2000; previously worked for Dewey Square Investors, Glovsky-Brown Capital Management, State Street Research & Management, Alex Brown & Sons, and Eppler, Guerin & Turner.

Jennison Associates LLC (“Jennison”)

Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of September 30, 2007, Jennison managed in excess of $85 billion in assets.

Fund	Portfolio Managers

Capital Appreciation Fund	Michael A. Del Balso
Kathleen A. McCarragher
Spiros Segalas

•	Michael A. Del Balso. Joined Jennison in May 1972 and is a Managing Director of Jennison. He is also Jennison’s Director of Research for Growth Equity. He has managed the Fund since October 2005.
•	Kathleen A. McCarragher. Joined Jennison in May 1998 and is a Managing Director of Jennison. She is also Jennison’s Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities. She has managed the Fund since October 2005.
•	Spiros “Sig” Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He has managed the Fund since October 2005.

Mr. Del Balso generally has final authority over all aspects of the Fund investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Legg Mason Capital Management, Inc. (“Legg Mason”)

Legg Mason traces its history to 1982, is a subsidiary of Legg Mason, Inc., a global asset management firm structured as a holding company, and is located at 100 Light Street, Baltimore, Maryland 21202. Legg Mason serves as the investment manager for several domestic and offshore equity mutual funds.

Fund	Portfolio Manager

Core Equity Fund	Mary Chris Gay*

•	Mary Chris Gay. Ms. Gay has been employed by Legg Mason, Inc. since 1988 and Legg Mason Capital Management, Inc. since 1989. She is currently a Senior Vice President for Legg Mason and manages several domestic and international mutual funds and pooled investment vehicles.

*Bill Miller, Chief Investment Officer of Legg Mason, manages a master portfolio that serves as a model for the Core Equity Fund. Ms. Gay, however, is solely responsible for the day-to-day management of the Fund and for implementing the investment strategies pursued by the master portfolio, subject to the Fund’s investment objectives, restrictions, cash flows and other considerations.

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Lord, Abbett & Co. LLC (“Lord Abbett”)

Lord Abbett was founded in 1929 and manages one of America’s oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Fund	Portfolio Managers

All Cap Value Fund	Robert P. Fetch
Howard E. Hansen
Mid Cap Value Fund	Howard E. Hansen
Edward K. von der Linde

•	Robert P. Fetch. Partner and Director — Small-Cap Value; joined Lord Abbett in 1995.
•	Howard E. Hansen. Partner and Portfolio Manager — Mid Cap Value; joined Lord Abbett in 1995.
•	Edward K. von der Linde. Partner and Director — Mid Cap Value; joined Lord Abbett in 1988.

Marsico Capital Management, LLC (“MCM”)

MCM is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. MCM was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. MCM provides investment services to mutual funds and private accounts. Thomas F. Marsico is the founder and Chief Executive Officer of MCM.

Fund	Portfolio Manager

International Opportunities Fund	James G. Gendelman

•	James G. Gendelman. Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.

MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”)

MFC Global (U.S.), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (“JHFS”) and an affiliate of the Adviser. JHFS is a subsidiary of MFC based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Emerging Growth Fund	Henry E. Mehlman
Alan E. Norton
Active Bond Fund	Barry H. Evans
Howard C. Greene
Jeffrey N. Given
Strategic Income Fund	Daniel S. Janis, III
John F. Iles
Barry H. Evans
High Income Fund	Arthur N. Calavritinos

•	Henry E. Mehlman. Vice President; joined MFC Global (U.S.) in 2002, previously a Senior Portfolio Manager at The Colony Group.
•	Alan E. Norton. Senior Vice President; joined MFC Global (U.S.) in 2002, previously a Senior Portfolio Manager at The Colony Group.
•	Howard C. Greene. Senior Vice President; joined John Hancock in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.
•	Daniel S. Janis, III. Vice President; joined John Hancock in 1999; previously a senior risk manager at BankBoston (1997 to 1999).
•	John F. Iles. Vice President, joined MFC Global (U.S.) in December, 2005, previously a Vice President at John Hancock. He joined John Hancock in 1999.
•	Barry H. Evans. President, joined MFC Global (U.S.) in 2005, he is Chief Fixed Income Officer, and a member of the Senior Investment Policy Committee. Prior to joining MFC Global (U.S.), he was a Senior Vice President and Chief Income Officer of John Hancock. He joined John Hancock in 1986.
•	Arthur N. Calavritinos. Vice President; joined MFC Global (U.S.) in 1988.
•	Jeffrey N. Given. Vice President; joined MFC Global (U.S.) in 1993.

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MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Fund	Portfolio Managers

Money Market Fund	Maralyn Kobayashi
Faisal Rahman
Mid Cap Index Fund	Carson Jen
Narayan Ramani
Quantitative All Cap Fund	Harpreet Singh (team)
Chris Hensen
Brett Hryb
Quantitative Mid Cap Fund	Noman Ali
Rhonda Chang
Harpreet Singh
Optimized Value Fund	Noman Ali (team) Rhonda Chang Chris Hensen
Brett Hryb
Harpreet Singh
Small Cap Index Fund	Carson Jen
Narayan Ramani
Total Stock Market Index Fund	Carson Jen
Narayan Ramani

•	Noman Ali. (since inception) Assistant Vice President and Portfolio Manager, U.S. Equity, at Manulife Financial; joined MFC Global (U.S.A.) in 1999.
•	Rhonda Chang. (since inception) Vice President and Senior Portfolio Manager; joined MFC Global (U.S.A.) in 1994 as research analyst with the U.S. equity team; formerly an investment analyst with AIG Global Investors.
•	Chris Hensen. (since inception) Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.
•	Brett Hryb. (since inception) Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1993.
•	Carson Jen. (since inception) Vice President, Index Operations, at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1997.
•	Maralyn Kobayashi. (since inception) Vice President and Senior Portfolio Manager of Money Market Fund; joined MFC Global (U.S.A.) in 1981.
•	Faisal Rahman CFA. (since inception) Portfolio Manager joined MFC Global (U.S.A.) in 2001.
•	Narayan Ramani. (since inception) Assistant Vice President and Portfolio Manager of Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.
•	Harpreet Singh. (since inception) Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 2000; previously a quantitative analyst at Standish, Ayer & Wood Inc.

Morgan Stanley Investment Management Inc., doing business as Van Kampen (“Van Kampen”)

Morgan Stanley Investment Management Inc. (“MSIM”), which does business in certain instances using the name “Van Kampen,” has its principal offices at 522 Fifth Avenue, New York, NY 10036. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley is the direct parent of MSIM.

Fund	Portfolio Managers

Value Fund	James Gilligan (Lead Manager)
Thomas Bastian (Managing Director)
Thomas R. Copper (co-Lead Manager)
James Roeder
Sergio Marcheli
Mark Laskin

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•	James Gilligan. Portfolio Manager; joined Van Kampen in 1985.
•	Thomas Bastian. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio manager at Eagle Asset Management.
•	Thomas R. Copper. Portfolio Manager; joined Van Kampen in 1986.
•	James Roeder. Portfolio Manager; joined Van Kampen in 1999.
•	Sergio Marcheli. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio specialist at Van Kampen.
•	Mark Laskin. Portfolio Manager; joined Van Kampen in 2000.

Munder Capital Management (“Munder”)

Munder, with offices at 480 Pierce Street, Birmingham, Michigan 48009, currently serves as investment adviser to the Munder Funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts and high net worth individuals. As of September 30, 2007, the ownership of Munder Capital Management was as follows: 65 Munder Capital employees hold partnership units representing 21.8% of the firm’s value with an opportunity to increase their interest to over 30% (or approximately 35% of the outstanding voting power) within the next five years; Crestview Partners GP, L.P. and its affiliates hold units representing 65.9% of the firm’s value; and other minority-interest investors hold units totaling 12.3% of the firm’s value.

Fund	Portfolio Managers

Small Cap Opportunities Fund	Robert E. Crosby
Julie R. Hollinshead
John P. Richardson

•	Robert E. Crosby. Senior Portfolio Manager; joined Munder in 1993.
•	Julie R. Hollinshead. Senior Portfolio Manager; joined Munder in 1995.
•	John P. Richardson. Director, Small-Cap Equity, and Senior Portfolio Manager; one of the founders of Munder, having joined the firm shortly after its inception in 1985.

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Fund	Portfolio Managers

Global Bond Fund	Sudi Mariappa
Real Return Bond Fund	John B. Brynjolfsson
Total Return Fund	William H. Gross

•	John B. Brynjolfsson, CFA. Mr. Brynjolfsson is a Managing Director, portfolio manager and head of the PIMCO Real Return Bond Fund. He is co-author of Inflation-Protection Bonds and co-editor of The Handbook of Inflation-Indexed Bonds. Mr. Brynjolfsson joined PIMCO in 1989, previously having been associated with Charles River Associates and JP Morgan Securities.
•	William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.
•	Sudi Mariappa. Mr. Mariappa is a Managing Director and head of global portfolio management, with responsibility for overseeing PIMCO’s global portfolio management efforts. Prior to joining PIMCO in 2000, he served as managing director for Merrill Lynch in Tokyo as manager of JGB and Swap Derivative Trading. Mr. Mariappa’s prior experience included positions at Sumitomo Finance International PLC, Long Term Capital Management, and Salomon Brothers in San Francisco and Tokyo, where he was Director of Fixed Income Arbitrage.

RCM Capital Management LLC (“RCM”)

RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970. RCM was formerly known as Dresdner RCM Global Investors LLC. RCM is wholly owned by RCM US Holdings LLC (“US Holdings”). US Holdings is a Delaware limited liability company that is wholly owned by Allianz Global Investors AG (“AGI”). AGI, in turn, is owned by Allianz SE.

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Fund	Portfolio Managers

Emerging Small Company Fund	Thomas J. Ross
Louise M. Laufersweiler

•	Thomas J. Ross (since May 2006). Director, Chief Investment Officer and Senior Portfolio Manager of RCM. Mr. Ross has senior portfolio management responsibilities for both the U.S. and International Small Cap strategies. Prior to joining RCM in 2001, he was a senior analyst and portfolio manager with Dresdner Bank’s dit-Deutscher Investment Trust subsidiary in Frankfurt, Germany for 10 years, managing a variety of global portfolios. He has over 22 years’ experience encompassing equity research and portfolio management.
•	Louise M. Laufersweiler, CFA (since May, 2006). Director, Deputy Chief Investment Officer and Senior Portfolio Manager of RCM. She has senior portfolio management responsibilities for both mid-cap and small-cap equity strategies and is Chief Investment Officer for RCM Mid-Cap and Deputy Chief Investment Officer for RCM U.S. Small Cap.

RiverSource Investments, LLC (“RiverSource Investments”)

RiverSource Investments, located at 200 Ameriprise Financial Center, Minneapolis, Minnesota, 55474, is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). Ameriprise Financial is a financial planning and financial services company that has been offering services for clients’ asset accumulation and income management and protection needs for over 110 years. RiverSource Investments manages investments for itself, the RiverSource Investments funds and other affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management and institutional trust and custody, as well as other investments products.

Fund	Portfolio Managers

Mid Cap Value Equity Fund	Steve Schroll
Laton Spahr
Warren Spitz
Paul Stocking

•	Steve Schroll, Portfolio Manager; joined RiverSource Investments in 1998 as a Senior Security Analyst.
•	Laton Spahr, CFA, Portfolio Manager; joined RiverSource Investments in 2001 as a Security Analyst; previously worked as a Sector Analyst for Holland Capital Management from 2000 to 2001.
•	Warren Spitz, Senior Portfolio Manager; joined RiverSource Investments in 2000.
•	Paul Stocking, Portfolio Manager, joined RiverSource Investments in 1995 as a Senior Equity Analyst.

SSgA Funds Management, Inc. (“SSgA FM”)

SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is registered as an investment advisor with the SEC. It is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2007, SSgA FM had over $122 billion in assets under management. SSgA FM and other advisory affiliates of State Street make up SSgA, the investment management arm of State Street Corporation. With over $1.7 trillion under management as of December 31, 2007, SSgA FM provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

Fund	Portfolio Managers

International Equity Index Fund	Jeffrey Beach
Thomas Coleman

•	Jeffrey Beach. Principal; joined SSgA FM in 1986.
•	Thomas Coleman. Principal; joined SSgA FM in 1998.

Templeton Global Advisors Limited (“Templeton Global”)

Templeton Global is located at Box N-7759, Lyford Cay, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. As of November 30, 2007, Templeton Global and its affiliates managed over $647 billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Global Fund	Cindy Sweeting, CFA*
Tucker Scott, CFA
Lisa Myers, CFA

•	Cindy Sweeting, CFA*, Lead Portfolio Manager; President; joined Templeton Global in 1997.

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•	Tucker Scott, CFA, Executive Vice President; joined Templeton Global in 1996; previously worked at Aeltus Investment Management.
•	Lisa Myers, CFA, Senior Vice President; joined Templeton Global in 1996.

*effective December 31, 2007

Templeton Investment Counsel, LLC (“Templeton”)

Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of November 30, 2007, Templeton and its affiliates managed over $647 billion in assets. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

International Small Cap Fund	Tucker Scott, CFA
International Value Fund	Tucker Scott, CFA
Cindy Sweeting, CFA
Peter Nori, CFA
Neil Devlin, CFA

•	Tucker Scott, CFA, Lead Portfolio Manager, Executive Vice President; joined Templeton Global in 1996; previously worked at Aeltus Investment Management.
•	Cindy Sweeting, CFA*, President; joined Templeton in 1997.
•	Peter Nori, CFA, Executive Vice President; joined Templeton in 1994; previously worked at Franklin since 1987.
•	Neil Devlin, CFA, Senior Vice President; joined Templeton in 2006; previously worked at Boston Partners since 2000.

*effective December 31, 2007

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of September 30, 2007, T. Rowe Price and its affiliates managed over $396.8 billion for over ten million individual and institutional investor accounts.

Fund	Portfolio Managers

Blue Chip Growth Fund	Larry J. Puglia
Equity-Income Fund	Brian C. Rogers
Science & Technology Fund	Michael F. Sola
Small Company Value Fund	Preston G. Athey
Spectrum Income Fund	Team*
Real Estate Equity Fund	David Lee
U.S. Global Leaders Growth Fund	Larry J. Puglia

•	Preston G. Athey. Vice President; joined T. Rowe Price in 1978.
•	Larry J. Puglia. Vice President; joined T. Rowe Price in 1990.
•	Brian C. Rogers. Vice President; joined T. Rowe Price in 1982.
•	Michael F. Sola. Vice President; joined T. Rowe Price in 1995 as a technology analyst and has been managing investments since 1997.
•	David Lee. Vice President; joined T. Rowe Price in 1993.

*Team. The Spectrum Income Fund is managed by an investment advisory committee that has day-to-day responsibility in managing the Fund’s portfolio and developing and executing the Fund’s investment program.

Edmund M. Notzon III is Chairman of the Spectrum Income Fund Investment Advisory Committee and is responsible for implementing and monitoring the Fund’s overall investment strategy, as well as the allocation of the Fund’s assets. Mr. Notzon joined T. Rowe Price in 1989 and is a Vice President and Senior Portfolio Manager.

The Committee members with the most significant responsibilities for managing the Fund’s assets are:

•	Daniel O. Shackelford. Vice President and chairman of the T. Rowe Price Fixed Income Strategy Committee; joined T. Rowe Price in 1999; responsible for the Fund’s investment grade bond investments.
•	Mark J. Vaselkiv. Vice President and a Portfolio Manager in the Fixed Income Group, heading taxable high-yield bond management; joined T. Rowe Price in 1988; responsible for the Fund’s investments in high-yield debt securities.
•	Ian Kelson. Vice President of T. Rowe Price International; responsible for the Fund’s high-quality international bond investments joined T. Rowe Price in 2000; prior thereto was head of fixed income for Morgan Grenfell/DIMA.
•	Brian Rogers. Chief Investment Officer; joined T. Rowe Price in 1982; responsible for the Fund’s dividend-paying common stock and value stock investments.

119

•	Connie Bavely. Vice President; joined T. Rowe Price in 1998; responsible for the Fund’s mortgage-backed and mortgage-related investments.

UBS Global Asset Management (Americas) Inc. (“UBS”)

UBS, One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

Fund	Portfolio Managers

Global Allocation Fund	Brian D. Singer
Large Cap Fund	John Leonard
Thomas Cole
Thomas Digenan
Scott Hazen

Brian D. Singer is the lead portfolio manager for the Global Allocation Fund. Mr. Singer has access to certain members of the fixed-income and equities investment management teams, each of whom is allocated a specified portion of the Fund over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Singer, as lead portfolio manager and coordinator for management of the Fund, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Information about Mr. Singer is provided below.

Brian D. Singer is the Chief Investment Officer, Americas, at UBS. Mr. Singer has been a Managing Director of UBS since 1990.

John Leonard, Thomas M. Cole, Thomas Digenan and Scott Hazen are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the Large Cap Fund. Mr. Leonard, as the head of the investment management team, oversees the other members of the team, leads the portfolio construction process and reviews the overall composition of each Fund’s portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Cole as the director of research for the investment management team oversees the analyst team that provides the investment research on the large cap markets that is used in making the security selections for each Fund’s portfolio. Mr. Digenan and Mr. Hazen, as the primary strategists for the investment management team, provide cross-industry assessments and risk management assessments for portfolio construction for each Fund. Information about Messrs. Leonard, Cole, Digenan and Hazen is provided below.

John Leonard is the Head of North American Equities and Deputy Global Head of Equities at UBS. Mr. Leonard is also a Managing Director of UBS and has been an investment professional with UBS since 1991.

Thomas M. Cole is Head of Research North American Equities and a Managing Director of UBS. Mr. Cole has been an investment professional with UBS since 1995.

Thomas Digenan has been a North American Equity Strategist at UBS since 2001 and is an Executive Director of UBS. Mr. Digenan was President of The UBS Funds from 1993 to 2001.

Scott Hazen has been a North American Equity Strategist at UBS since 2004 and is an Executive Director of UBS. From 1992 to 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS.

UST Advisers, Inc. (“USTAI”)

USTAI is a wholly-owned subsidiary of United States Trust Company, National Association (“USTCNA”), a national banking association. USTCNA is a wholly-owned subsidiary of NB Holdings Corporation, which in turn is a wholly-owned subsidiary of Bank of America Corporation, both of which are financial holding companies. USTAI has its principal offices at 225 High Ridge Road, Stamford, Connecticut 06905.

Fund	Portfolio Managers

Value & Restructuring Fund	David J. Williams
Timothy Evnin
John McDermott

•	David J. Williams. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987. Primarily responsible for the day-to-day management of the Fund.
•	Timothy Evnin. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987.

120

•	John McDermott. Managing Director and Portfolio Manager; joined U.S. Trust in 1996.

Wellington Management Company LLP (“Wellington Management”)

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2007, Wellington Management had investment management authority with respect to approximately $607 billion in assets.

Fund	Portfolio Managers

Core Allocation Plus Fund	Scott M. Elliott (team)
Evan S. Grace
Rick A. Wurster
Investment Quality Bond Fund	Thomas L. Pappas, CFA
Christopher L. Gootkind, CFA
Christopher A. Jones, CFA
Mid Cap Intersection Fund	Doris T. Dwyer
David J. Elliott, CFA
Mid Cap Stock Fund	Michael T. Carmen, CFA, CPA
Mario E. Abularach, CFA
Natural Resources Fund	Karl E. Bandtel
James A. Bevilacqua
Small Cap Growth Fund	Steven C. Angeli, CFA
Mario E. Abularach, CFA
Stephen Mortimer
Small Cap Value Fund	Timothy J. McCormack, CFA
Stephen T. O’Brien, CFA
Shaun F. Pedersen

•	Mario E. Abularach, CFA. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2001.
•	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.
•	Karl E. Bandtel. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1990.
•	James A. Bevilacqua. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.
•	Michael T. Carmen, CFA, CPA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1999.
•	Doris T. Dwyer. Vice President and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Mid Cap Intersection Fund since its inception in May 2007. Ms. Dwyer joined Wellington Management as an investment professional in 1998.
•	David J. Elliott, CFA. Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Mid Cap Intersection Fund since its inception in May 2007. Mr. Elliott joined Wellington Management as an investment professional in 1995.
•	Scott M. Elliott. (Co-portfolio manager since inception) Managed Fund since inception. Senior Vice President and Director, Asset Allocation Strategies of Wellington Management, has been involved in portfolio management and securities analysis for the Fund. Mr. Elliott joined Wellington Management as an investment professional in 1994.
•	Christopher L. Gootkind, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 2000.
•	Evan S. Grace. (Co-portfolio manager since inception) Vice President and Director, Asset Allocation Research of Wellington Management, has served as the Portfolio Manager for the Fund. Mr. Grace joined Wellington Management as an investment professional in 2003. Prior to joining Wellington Management, Mr. Grace was an investment professional with State Street Research (1993-2003).
•	Christopher A. Jones, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1994.
•	Timothy J. McCormack, CFA. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2000.
•	Stephen Mortimer. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2001.

121

•	Stephen T. O’Brien, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1983.
•	Thomas L. Pappas, CFA. Senior Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1987.
•	Shaun F. Pedersen. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2004; previously an investment professional at Thomas Weisel Asset Management (2001-2004).
•	Rick A. Wurster. (Co-portfolio manager since inception) Vice President, Asset Allocation Strategist and Business Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund. Mr. Wurster joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Wurster was a consultant with McKinsey & Company (2000-2006).

Wells Capital Management, Incorporated (“WellsCap”)

WellsCap, located at 525 Market St., San Francisco, California, is an indirect, wholly-owned subsidiary of Wells Fargo & Company. It was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western U.S. and is one of the largest banks in the U.S.

Fund	Portfolio Managers

Core Bond Fund	Thomas O’Connor
Lynne Royer
Troy Ludgood
William Stevens
U.S. High Yield Bond Fund	Phil Susser
Niklas Nordenfelt

•	William Stevens. Senior Portfolio Manager and head of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; previously founded the Fixed Income team of Montgomery Asset Management in 1992.
•	Thomas O’Connor, CFA. Senior Portfolio Manager of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; joined Montgomery Asset Management and the team in 2000; previously Thomas was a senior portfolio manager in charge of agency mortgages at Vanderbilt Capital Advisors (formerly ARM Capital Advisors).
•	Lynne Royer. Senior Portfolio Manager of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; joined Montgomery Asset Management and the team in 1996; previously Ms. Royer was a lending officer with Morgan Guaranty Trust Company (J.P. Morgan) in New York.
•	Troy Ludgood. Portfolio Manager of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2004; previously, he was a trader at Lehman Brothers, responsible for corporate, emerging markets, and non-dollar sovereign bonds.
•	Phil Susser. Senior Portfolio Manager and Co-Manager of the Sutter High Yield Fixed Income team at Wells Capital Management; joined Sutter as a research analyst in 2001; previously worked at Deutsche Bank Securities Inc. as an associate research analyst.
•	Niklas Nordenfelt, CFA. Senior Portfolio Manager and Co-Manager of the Sutter High Yield Fixed Income team at Wells Capital Management; he joined Sutter as an investment strategist in 2003; previously worked at Barclays Global Investors, where he was a principal, working on their international and emerging markets equity strategies.

Western Asset Management Company (“Western”)

Western’s sole business is managing fixed-income portfolios, an activity the Firm has pursued for over 35 years. From offices in Pasadena, Hong Kong, London, Melbourne, New York, Sao Paulo, Singapore and Tokyo, Western’s 1,000 employees perform investment services for a wide variety of global clients. The Firm’s clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money market to emerging markets. Western’s current client base totals 724, representing 46 countries, 1,414 accounts, and $628.4 billion in assets under management.

122

Fund	Portfolio Managers

Floating Rate Income Fund	Michael C. Buchanan
S. Kenneth Leech
Timothy J. Settel
Stephen A. Walsh
U.S. Government Securities Fund	S. Kenneth Leech
Steven A. Walsh
Mark S. Lindbloom
Ronald D. Mass
Frederick R. Marki
High Yield Fund	S. Kenneth Leech
Steven A. Walsh
Mike Buchanan
Keith J. Gardner
Strategic Bond Fund	S. Kenneth Leech
Steven A. Walsh
Keith J. Gardner
Mark Lindbloom
Michael C. Buchanan

•	Michael C. Buchanan. (Co-portfolio manager since inception) Western Asset Management Company - Portfolio Manager, 2005-present. Credit Suisse Asset Management - Managing Director, Head of U.S. Credit Products, 2003-2005. Janus Capital Management -Executive Vice President, Portfolio Manager, 2003. Blackrock Financial Management - Managing Director, Portfolio Manager, Head of High Yield Trading, 1998-2003.
•	S. Kenneth Leech. (Co-portfolio manager since inception) Chief Investment Officer, joined Western in 1990. Prior to joining Western, Mr. Leech worked at Greenwich Capital Markets Portfolio Manager, 1988-1990; The First Boston Corporation Fixed Income Manager, 1980-1988 and National Bank of Detroit Portfolio Manager, 1977-1980.
•	Steven A. Walsh. (Co-portfolio manager since inception) Deputy Chief Investment Officer, joined Western in 1991. Prior to Western, Mr. Walsh worked at Security Pacific Investment Managers, Inc. Portfolio Manager, 1989-1991 and Atlantic Richfield Company Portfolio Manager, 1981-1988.
•	Mark S. Lindbloom. Portfolio Manager, joined Western in 2006. Prior to Western, Mr. Lindbloom worked for Citigroup Asset Management Portfolio Manager, 1986-2005; Brown Brothers Harriman & Co. Portfolio Manager, 1981-1986 and The New York Life Insurance Company Analyst, 1979-1981.
•	Ronald D. Mass. Portfolio Manager/Research Analyst, joined Western in 1991. Prior to Western, Mr. Mass worked for The First Boston Corporation Research Associate, 1987-1990 and The First Boston Corporation Research Associate, 1987-1990.
•	Frederick R. Marki. Senior Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Marki worked for Citigroup Asset Management Senior Portfolio Manager, 1991-2005; UBS Portfolio Manager, 1989-1991; Merrill Lynch Vice President, 1985-1989 and Federal Reserve Bank Assistant Economist, 1983-1985.
•	Keith J. Gardner. Portfolio Manager/Research Analyst, joined Western in 1994. Prior to Western, Mr. Gardner worked for Legg Mason, Inc. Portfolio Manager, 1992-1994; T. Rowe Price Associates, Inc. Portfolio Manager, 1985-1992 and Salomon Brothers, Inc. Research Analyst, 1983-1985.
•	Timothy J. Settel. (Co-portfolio manager since inception) Western Asset Management Company - Portfolio Manager/Research Analyst, 2001-present.

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FINANCIAL HIGHLIGHTS

The financial highlights table below for each Fund is intended to help investors understand the financial performance of the Fund for the past five years (or since inception in the case of a Fund in operation for less than five years.) Certain information reflects financial results for a single share of a Fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions).

The financial statements of the Fund as of August 31, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHF II’s financial statements, in JHF II’s annual report which has been incorporated by reference into the SAI and is available upon request.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Active Bond				All Cap Growth
	Class 1				Class 1
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[10]		2007		2006[10]

Per share operating performance
Net asset value, beginning of period	$9.60		$9.61		16.43		$15.50
Net investment income (loss)	0.47	[7]	0.36	[7]	0.01	[7]	0.01	[7]
Net realized and unrealized gain (loss) on investments	(0.06)		(0.11)		2.85		0.93
Total from investment operations	0.41		0.25		2.86		0.94
Less distributions
From net investment income	(0.47)		(0.26)		(0.01)		(0.01)
From net realized gain	—	[11]	—		—		—
Total distributions	(0.47)		(0.26)		(0.01)		(0.01)
Net asset value, end of period	$9.54		$9.60		$19.28		$16.43
Total return (%)	4.38	[12]	2.68	[8,12]	17.41	[12]	6.05	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$36		$37		$33		$32
Ratio of net expenses to average net assets (%)	0.73		0.79	[9]	0.97		1.00	[9]
Ratio of gross expenses to average net assets (%)	0.73		0.79	[9]	0.97		1.00	[9]
Ratio of net investment income (loss) to average net assets (%)	4.92		4.27	[9]	0.07		0.08	[9]
Portfolio turnover (%)	165	[27]	406	[8]	102		106	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
10Class 1 shares began operations on 10-15-05.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
27The Portfolio turnover rate including the effect of “TBA” (to be announced) is 299% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.

124

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	All Cap Value			Blue Chip Growth
	Class 1			Class 1
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007		2006[14]

Per share operating performance
Net asset value, beginning of period	$15.84	$13.84		$17.82		$16.53
Income (loss) from investment operations
Net investment income (loss)	0.14 [7]	0.11	[7]	0.08	[7,39]	0.08	[7]
Net realized and unrealized gain (loss) on investments	1.82	1.91		3.17		1.22
Total from investment operations	1.96	2.02		3.25		1.30
Less distributions
From net investment income	(0.12)	(0.02)		(0.09)		(0.01)
From net realized gain	(0.42)	—		—		—
Total distributions	(0.54)	(0.02)		(0.09)		(0.01)
Net asset value, end of period	$17.26	$15.84		$20.98		$17.82
Total return (%)	12.64 [12]	14.64	[8,12,15]	18.28	[2,12]	7.88	[2,8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$26	$21		$204		$185
Ratio of net expenses to average net assets (%)	0.97	0.94	[9]	0.86		0.88	[9]
Ratio of gross expenses to average net assets (%)	0.97	0.94	[9]	0.89	[4]	0.90	[4,9]
Ratio of net investment income (loss) to average net assets (%)	0.82	0.80	[9]	0.39		0.51	[9]
Portfolio turnover (%)	82	48	[8]	33		28	[8]

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the period shown.
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 shares began operations on 10-15-05.
15The Adviser/Subadviser voluntarily paid Class 1 $46,991 for a potential lost investment opportunity. Excluding these payments, the total return would have been 14.38% for Class 1.
39Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:

		Percentage of
	Per share	average net assets

Class 1	$0.04	0.18%

125

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Capital Appreciation				Core Bond
	Class 1				Class 1
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[14]		2007		2006[14]

Per share operating performance
Net asset value, beginning of period	$9.44		$9.20		$12.52		$12.51
Income (loss) from investment operations
Net investment income (loss)	0.03	[7]	0.01	[7]	0.58	[7]	0.47	[7]
Net realized and unrealized gain (loss) on investments	1.33		0.23		(0.02)		(0.12)
Total from investment operations	1.36		0.24		0.56		0.35
Less distributions
From net investment income	(0.01)		—		(0.57)		(0.34)
From net realized gain	—		—		—	[11]	—
Total distributions	(0.01)		—		(0.57)		(0.34)
Net asset value, end of period	$10.79		$9.44		$12.51		$12.52
Total return (%)	14.43	[12]	2.61	[8]	4.60	[12]	2.86	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$66		$68		$2		$1
Ratio of net expenses to average net assets (%)	0.81		0.88	[9]	0.82		0.88	[9]
Ratio of gross expenses to average net assets (%)	0.81		0.88	[9]	0.82		0.88	[9]
Ratio of net investment income (loss) to average net assets (%)	0.27		0.10	[9]	4.67		4.39	[9]
Portfolio turnover (%)	63		57	[8]	313	[28]	436	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
14Class 1 shares began operations on 10-15-05.
28The Portfolio turnover rate including the effect of “TBA” (to be announced) is 623% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.

126

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Core Equity				Emerging Growth
	Class 1				Class 1
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[14]		2007	2006[14]

Per share operating performance
Net asset value, beginning of period	$14.25		$13.76		$18.34	$16.35
Income (loss) from investment operations
Net investment income (loss)	—	[7,11]	(0.01)[7]		0.04 [7]	(0.04)[7]
Net realized and unrealized gain (loss) on investments	1.71		0.50		3.15	2.03
Total from investment operations	1.71		0.49		3.19	1.99
Less distributions
From net investment income	—	[11]	—		(0.01)	—
From net realized gain	(0.09)		—		(3.34)	—
Total distributions	(0.09)		—		(3.35)	—
Net asset value, end of period	$15.87		$14.25		$18.18	$18.34
Total return (%)	11.99	[12]	3.56	[8,12]	19.20 [12]	12.17	[8]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$14		$12		$128	$120
Ratio of net expenses to average net assets (%)	0.86		0.88	[9]	0.88	0.98	[9]
Ratio of gross expenses to average net assets (%)	0.86		0.88	[9]	0.88	0.98	[9]
Ratio of net investment income (loss) to average net assets (%)	—	[16]	(0.04)[9]		0.21	(0.26)[9]
Portfolio turnover (%)	12		13	[8]	44	206	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
14Class 1 shares began operations on 10-15-05.
16Less than 0.01%.

127

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Emerging Small Company			Equity-Income
	Class 1			Class 1
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007		2006[14]

Per share operating performance
Net asset value, beginning of period	$28.97	$28.17		$18.13		$16.03
Income (loss) from investment operations
Net investment income (loss)	(0.17)[7]	(0.16)[7]		0.33	[7]	0.26	[7]
Net realized and unrealized gain (loss) on investments	5.39	0.96		2.22		1.90
Total from investment operations	5.22	0.80		2.55		2.16
Less distributions
From net investment income	—	—		(0.30)		(0.06)
From net realized gain	(3.05)	—		(0.86)		—
Total distributions	(3.05)	—		(1.16)		(0.06)
Net asset value, end of period	$31.14	$28.97		$19.52		18.13
Total return (%)	19.30 [2,12]	2.84	[2,8]	14.37	[2,12]	13.52	[2,8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$48	$52		$212		$183
Ratio of net expenses to average net assets (%)	1.07	1.13	[9]	0.86		0.89	[9]
Ratio of gross expenses to average net assets (%)	1.07 [4]	1.30	[4,9]	0.89	[4]	0.90	[4,9]
Ratio of net investment income (loss) to average net assets (%)	(0.56)	(0.57)[9]		1.70		1.68	[9]
Portfolio turnover (%)	88	207	[8]	20		39	[8]

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the period shown.
7Based on the average of the shares outstanding.
8No annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 shares began operations on 10-15-05.

128

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Fundamental Value			Global Bond
	Class 1			Class 1
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007		2006[14]

Per share operating performance
Net asset value, beginning of period	$15.86	$14.34		$14.83		$14.56
Income (loss) from investment operations
Net investment income (loss)	0.20 [7]	0.13	[7]	0.53	[7]	0.44	[7]
Net realized and unrealized gain (loss) on investments	1.86	1.42		(0.04)[46]		(0.08)[46]
Total from investment operations	2.06	1.55		0.49		0.36
Less distributions
From net investment income	(0.13)	(0.03)		(0.35)		(0.09)
From net realized gain	(0.21)	—		(0.16)		—
Total distributions	(0.34)	(0.03)		(0.51)		(0.09)
Net asset value, end of period	17.58	15.86		14.81		14.83
Total return (%)	13.02 [12]	10.83	[8,12]	3.40	[12]	2.46	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$85	$67		$42		$41
Ratio of net expenses to average net assets (%)	0.85	0.86	[9]	0.86	[38]	0.84	[9]
Ratio of gross expenses to average net assets (%)	0.85	0.86	[9]	0.86	[38]	0.84	[9]
Ratio of net investment income (loss) to average net assets (%)	1.15	0.93	[9]	3.64		3.42	[9]
Portfolio turnover (%)	6	8	[8]	272	[29]	248	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 shares began operations on 10-15-05.
29The Portfolio turnover rate including the effect of “TBA” (to be announced) is 914% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.
38Includes interest and fees on inverse floaters. Excluding this expense the ratio for Class 1 would have been 0.86% for Global Bond and 0.82% for Total Return, respectively.
46The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

129

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

				International
	High Yield			Opportunities
	Class 1			Class 1
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007	2006[14]

Per share operating performance
Net asset value, beginning of period	$10.12	$10.10		$16.13	$13.71
Income (loss) from investment operations
Net investment income (loss)	0.77 [7]	0.65	[7]	0.25 [7]	0.11	[7]
Net realized and unrealized gain (loss) on investments	(0.17)	(0.03)		3.19	3.01
Total from investment operations	0.60	0.62		3.44	3.12
Less distributions
From net investment income	(0.74)	(0.60)		(0.05)	(0.70)
From net realized gain	(0.06)	—		(0.20)	—
Total distributions	(0.80)	(0.60)		(0.25)	(0.70)
Net asset value, end of period	$9.92	$10.12		$19.32	$16.13
Total return (%)	6.02 [12]	6.41	[8,12]	21.48 [12]	23.36	[8,12,22]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$48	$44		$23	$9
Ratio of net expenses to average net assets (%)	0.75	0.76	[9]	1.04	1.07	[9]
Ratio of gross expenses to average net assets (%)	0.75	0.76	[9]	1.04	1.07	[9]
Ratio of net investment income (loss) to average net assets (%)	7.48	7.22	[9]	1.40	0.78	[9]
Portfolio turnover (%)	77 [30]	83	[8]	127	99	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 shares began operations on 10-15-05.
22The Adviser/Subadviser voluntarily reimbursed Class 1 $11,316 for a potential lost investment opportunity. Excluding these reimbursements, the total return would have been 23.19% for Class 1.
30The Portfolio turnover rate including the effect of “TBA” (to be announced) is 80% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.

130

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	International			International
	Small Cap			Value
	Class 1			Class 1
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007		2006[14]

Per share operating performance
Net asset value, beginning of period	$20.95	$18.48		$17.91		$15.20
Income (loss) from investment operations
Net investment income (loss)	0.28 [7]	0.27	[7]	0.45	[7]	0.46	[7]
Net realized and unrealized gain (loss) on investments	6.44	2.24		2.93		2.30
Total from investment operations	6.72	2.51		3.38		2.76
Less distributions
From net investment income	(0.28)	(0.04)		(0.46)		(0.05)
From net realized gain	(2.86)	—		(1.10)		—
Total distributions	(3.14)	(0.04)		(1.56)		(0.05)
Net asset value, end of period	$24.53	$20.95		$19.73		$17.91
Total return (%)	34.99 [12]	13.58	[8,12]	19.45	[2,12]	18.22	[2,8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$81	$37		$162		$134
Ratio of net expenses to average net assets (%)	1.16	1.18	[9]	0.98		0.99	[9]
Ratio of gross expenses to average net assets (%)	1.16	1.18	[9]	1.00	[4]	1.01	[4,9]
Ratio of net investment income (loss) to average net assets (%)	1.24	1.55	[9]	2.32		3.17	[9]
Portfolio turnover (%)	26	89	[8]	24		59	[8]

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the period shown.
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 shares began operations on 10-15-05.

131

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Investment
	Quality Bond				Large Cap
	Class 1				Class 1
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[14]		2007	2006[14]

Per share operating performance
Net asset value, beginning of period	$11.76		$11.84		$14.67	$13.26
Income (loss) from investment operations
Net investment income (loss)	0.56	[7]	0.46	[7]	0.19 [7]	0.11	[7]
Net realized and unrealized gain (loss) on investments	(0.04)		(0.16)		1.78	1.31
Total from investment operations	0.52		0.30		1.97	1.42
Less distributions
From net investment income	(0.58)		(0.38)		(0.13)	(0.01)
From net realized gain	—	[11]	—		(0.39)	—
Total distributions	(0.58)		(0.38)		(0.52)	(0.01)
Net asset value, end of period	$11.70		$11.76		$16.12	$14.67
Total return (%)	4.49	[12]	2.64	[8,12]	13.59 [12]	10.73	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$43		$35		$31	$2
Ratio of net expenses to average net assets (%)	0.78		0.84	[9]	0.81	0.93	[9]
Ratio of gross expenses to average net assets (%)	0.78		0.84	[9]	0.81	0.93	[9]
Ratio of net investment income (loss) to average net assets (%)	4.77		4.42	[9]	1.15	0.86	[9]
Portfolio turnover (%)	37		35	[8]	29	24	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
14Class 1 shares began operations on 10-15-05.

132

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Large Cap Value				Mid Cap Stock
	Class 1				Class 1
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[14]		2007	2006[14]

Per share operating performance
Net asset value, beginning of period	$22.97		$20.31		$15.81	$13.86
Income (loss) from investment operations
Net investment income (loss)	0.24	[7]	0.23	[7]	0.03 [7,41]	(0.04)[7]
Net realized and unrealized gain (loss) on investments	2.83		2.48		3.96	2.01
Total from investment operations	3.07		2.71		3.99	1.97
Less distributions
From net investment income	(0.14)		(0.05)		(0.06)	—
From net realized gain	—		—		(0.74)	(0.02)
Total distributions	(0.14)		(0.05)		(0.80)	(0.02)
Net asset value, end of period	$25.90		$22.97		$19.00	$15.81
Total return (%)	13.39	[12]	13.33	[8,12]	25.91 [12]	14.20	[8,12,23]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$130		$105		$136	$107
Ratio of net expenses to average net assets (%)	0.91		0.98	[9]	0.93	0.96	[9]
Ratio of gross expenses to average net assets (%)	0.91		0.98	[9]	0.93	0.96	[9]
Ratio of net investment income (loss) to average net assets (%)	0.96		1.24	[9]	0.18	(0.30)[9]
Portfolio turnover (%)	63		54	[8]	114	104	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 shares began operations on 10-15-05.
23The Adviser/Subadviser voluntarily paid Class 1 $510,149 for a potential lost investment opportunity. Excluding these payments, the total return would have been 13.67% for Class 1.
41Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

		Percentage of
	Per share	average net assets

Class 1	$0.07	0.42%

133

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Mid Cap Value			Natural Resources
	Class 1			Class 1
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007	2006[14]

Per share operating performance
Net asset value, beginning of period	$18.87	$17.65		$35.71	$28.70
Income (loss) from investment operations
Net investment income (loss)	0.13 [7]	0.11	[7]	0.22 [7]	0.34	[7]
Net realized and unrealized gain (loss) on investments	2.98	1.15		8.52	6.70
Total from investment operations	3.11	1.26		8.74	7.04
Less distributions
From net investment income	(0.14)	(0.03)		(0.34)	(0.03)
From net realized gain	(0.79)	(0.01)		(1.59)	—
Total distributions	(0.93)	(0.04)		(1.93)	(0.03)
Net asset value, end of period	$21.05	$18.87		$42.52	$35.71
Total return (%)	16.76 [12]	7.11	[8,12]	25.57 [12]	24.55	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$113	$93		$111	$81
Ratio of net expenses to average net assets (%)	0.96	0.97	[9]	1.14	1.12	[9]
Ratio of gross expenses to average net assets (%)	0.96	0.97	[9]	1.14	1.12	[9]
Ratio of net investment income (loss) to average net assets (%)	0.63	0.63	[9]	0.58	1.13	[9]
Portfolio turnover (%)	33	74	[8]	54	71	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 shares began operations on 10-15-05.

134

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Quantitative
	Mid Cap				Quantitative Value
	Class 1				Class 1
	Period Ended				Period Ended
	August 31				August 31
	2007		2006[10]		2007	2006[10]

Per share operating performance
Net asset value, beginning of period	$14.32		$13.55		$16.56	$14.09
Income (loss) from investment operations
Net investment income (loss)	0.07	[7]	0.02	[7]	0.31 [7]	0.22	[7]
Net realized and unrealized gain (loss) on investments	1.56		0.76		1.68	2.31
Total from investment operations	1.63		0.78		1.99	2.53
Less distributions
From net investment income	(0.03)		—	[11]	(0.20)	(0.06)
From net realized gain	—	[11]	(0.01)		(0.80)	—	[11]
Total distributions	(0.03)		(0.01)		(1.00)	(0.06)
Net asset value, end of period	$15.92		$14.32		$17.55	$16.56
Total return (%)	11.39	[12]	5.74	[8,12]	12.12 [12]	17.98	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$124		$133		$106	$96
Ratio of net expenses to average net assets (%)	0.86		0.85	[9]	0.74	0.79	[9]
Ratio of gross expenses to average net assets (%)	0.86		0.85	[9]	0.74	0.79	[9]
Ratio of net investment income (loss) to average net assets (%)	0.45		0.12	[9]	1.75	1.62	[9]
Portfolio turnover (%)	231		119	[8]	169	127	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
10Class 1 shares began operations on 10-15-05.
11Less than $0.01 per share.
12Assumes dividend reinvestment.

135

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Real Estate Securities			Real Return Bond
	Class 1			Class 1
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007		2006[14]

Per share operating performance
Net asset value, beginning of period	$29.94	$23.03		$13.41		$13.52
Income (loss) from investment operations
Net investment income (loss)	0.50 [7]	0.64	[7]	0.55	[7]	0.53	[7]
Net realized and unrealized gain (loss) on investments	1.52	6.46		(0.29)		(0.24)
Total from investment operations	2.02	7.10		0.26		0.29
Less distributions
From net investment income	(0.93)	(0.16)		(0.46)		(0.40)
From net realized gain	(13.23)	(0.03)		(0.04)		—	[11]
Total distributions	(14.16)	(0.19)		(0.50)		(0.40)
Net asset value, end of period	$17.80	$29.94		$13.17		$13.41
Total return (%)	4.30 [12]	30.96	[8,12]	1.97	[2,12]	2.27	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$145	$171		$19		$17
Ratio of net expenses to average net assets (%)	0.80	0.82	[9]	0.79		0.80	[9]
Ratio of gross expenses to average net assets (%)	0.80	0.82	[9]	0.79	[4]	0.80	[9]
Ratio of net investment income (loss) to average net assets (%)	2.25	2.76	[9]	4.16		4.52	[9]
Portfolio turnover (%)	87	199	[8]	197	[31]	216	[8]

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the period shown.
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
14Class 1 shares began operations on 10-15-05.
31The Portfolio turnover rate including the effect of “TBA” (to be announced) is 230% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.

136

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Small Cap			Small Cap Opportunities
	Class 1			Class 1
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007	2006[14]

Per share operating performance
Net asset value, beginning of period	$14.02	$13.60		$23.24	$21.36
Income (loss) from investment operations
Net investment income (loss)	(0.03)[7]	(0.03)[7]		0.32 [7]	0.21	[7]
Net realized and unrealized gain (loss) on investments	1.84	0.45		0.83	1.72
Total from investment operations	1.81	0.42		1.15	1.93
Less distributions
From net investment income	—	—		(0.31)	(0.05)
From net realized gain	—	—		(0.63)	—	[11]
Total distributions	—	—		(0.94)	(0.05)
Net asset value, end of period	$15.83	$14.02		$23.45	$23.24
Total return (%)	12.91	3.09	[8]	4.85 [12]	9.04	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$1	$1		$35	$30
Ratio of net expenses to average net assets (%)	0.95	0.96	[9]	1.09	1.10	[9]
Ratio of gross expenses to average net assets (%)	0.95	0.96	[9]	1.09	1.10	[9]
Ratio of net investment income (loss) to average net assets (%)	(0.19)	(0.27)[9]		1.32	1.01	[9]
Portfolio turnover (%)	109	53	[8]	48	59	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
14Class 1 shares began operations on 10-15-05.

137

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Small Company			Small Company Value
	Class 1			Class 1
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007		2006[14]

Per share operating performance
Net asset value, beginning of period	$15.42	$15.15		$23.66		$21.09
Income (loss) from investment operations
Net investment income (loss)	(0.04)[7]	(0.06)[7]		0.05	[7]	0.10	[7]
Net realized and unrealized gain (loss) on investments	1.44	0.33		2.54		2.52
Total from investment operations	1.40	0.27		2.59		2.62
Less distributions
From net investment income	—	—		(0.07)		(0.05)
From net realized gain	—	—		(0.37)		—
Total distributions	—	—		(0.44)		(0.05)
Net asset value, end of period	$16.82	$15.42		$25.81		$23.66
Total return (%)	9.08	1.78	[8]	10.98	[2,12]	12.41	[2,8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$5	$6		$144		$149
Ratio of net expenses to average net assets (%)	1.25	1.34	[9]	1.06		1.10	[9]
Ratio of gross expenses to average net assets (%)	1.25	1.34	[9]	1.11	[4]	1.12	[4,9]
Ratio of net investment income (loss) to average net assets (%)	(0.24)	(0.40)[9]		0.20		0.46	[9]
Portfolio turnover (%)	160	110	[8]	18		12	[8]

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the period shown.
7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 shares began operations on 10-15-05.

138

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Strategic Bond
	Class 1
	Period Ended
	August 31
	2007		2006[14]

Per share operating performance
Net asset value, beginning of period	$11.79		$11.85
Income (loss) from investment operations
Net investment income (loss)	0.65	[7]	0.51	[7]
Net realized and unrealized gain (loss) on investments	(0.25)		(0.04)
Total from investment operations	0.40		0.47
Less distributions
From net investment income	(0.63)		(0.53)
From net realized gain	—	[11]	—	[11]
Total distributions	(0.63)		(0.53)
Net asset value, end of period	$11.56		$11.79
Total return (%)	3.36	[12]	4.18	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$45		$42
Ratio of net expenses to average net assets (%)	0.81		0.82	[9]
Ratio of gross expenses to average net assets (%)	0.81		0.82	[9]
Ratio of net investment income (loss) to average net assets (%)	5.47		4.88	[9]
Portfolio turnover (%)	91	[33]	192	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
14Class 1 shares began operations on 10-15-05.
33The Portfolio turnover rate including the effect of “TBA” (to be announced) is 442% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.

139

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	Total Return				U.S. Global Leaders Growth
	Class 1				Class 1
	Period Ended				Period Ended
	August 31				August 31
	2007		2006		2007		2006[14]

Per share operating performance
Net asset value, beginning of period	$13.78		$13.70		$12.66		$12.79
Income (loss) from investment operations
Net investment income (loss)	0.64	[7]	0.46	[7]	0.08	[7]	0.05	[7]
Net realized and unrealized gain (loss) on investments	(0.06)		(0.04)		1.00		(0.17)
Total from investment operations	0.58		0.42		1.08		(0.12)
Less distributions
From net investment income	(0.54)		(0.34)		(0.06)		(0.01)
From net realized gain	(0.03)		—		—		—
Total distributions	(0.57)		(0.34)		(0.06)		(0.01)
Net asset value, end of period	$13.79		$13.78		$13.68		$12.66
Total return (%)	4.26	[12]	3.14	[8,12]	8.57	[12]	(0.97)[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$126		$118		$18		$25
Ratio of net expenses to average net assets (%)	0.83	[37,38]	0.82	[9]	0.77		0.79	[9]
Ratio of gross expenses to average net assets (%)	0.83	[37,38]	0.82	[9]	0.77		0.79	[9]
Ratio of net investment income (loss) to average net assets (%)	4.67		3.85	[9]	0.58		0.44	[9]
Portfolio turnover (%)	349	[35]	398	[8]	24		17	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
12Assumes dividend reinvestment.
14Class 1 shares began operations on 10-15-05.
35The Portfolio turnover rate including the effect of “TBA” (to be announced) is 443% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.
37Includes interest expense on securities sold short. Excluding interest expense the ratio for Class 1 would have been 0.81% and 0.76%, respectively.
38Includes interest and fees on inverse floaters. Excluding this expense the ratio for Class 1 would have been 0.86% for Global Bond and 0.82% for Total Return, respectively.

140

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

	U.S. Government			U.S. High
	Securities			Yield Bond
	Class 1			Class 1
	Period Ended			Period Ended
	August 31			August 31
	2007	2006[14]		2007		2006[14]

Per share operating performance
Net asset value, beginning of period	$13.59	$13.54		$13.05		$12.74
Income (loss) from investment operations
Net investment income (loss)	0.62 [7]	0.44	[7]	0.95	[7]	0.80	[7]
Net realized and unrealized gain (loss) on investments	(0.14)	(0.07)		(0.18)		0.02
Total from investment operations	0.48	0.37		0.77		0.82
Less distributions
From net investment income	(0.62)	(0.32)		(0.95)		(0.51)
From net realized gain	(0.02)	—	[11]	—	[11]	—
Total distributions	(0.64)	(0.32)		(0.95)		(0.51)
Net asset value, end of period	$13.43	$13.59		$12.87		$13.05
Total return (%)	3.62 [12]	2.87	[8,12]	5.94	[12]	6.55	[8,12]
Ratios and supplemental data
Ratios to average net assets
Net assets, end of period (in millions)	$43	$43		$4		$2
Ratio of net expenses to average net assets (%)	0.76	0.78	[9]	0.84		0.87	[9]
Ratio of gross expenses to average net assets (%)	0.76	0.78	[9]	0.84		0.87	[9]
Ratio of net investment income (loss) to average net assets (%)	4.54	3.67	[9]	7.25		7.12	[9]
Portfolio turnover (%)	59 [36]	100	[8]	86		108	[8]

7Based on the average of the shares outstanding.
8Not annualized.
9Annualized.
11Less than $0.01 per share.
12Assumes dividend reinvestment.
14Class 1 shares began operations on 10-15-05.
36The Portfolio turnover rate including the effect of “TBA” (to be announced) is 739% for the year ended 8-31-07. Prior year excludes the effect of TBA transactions.

141

APPENDIX A
SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the Funds. As stated above, the advisory or management fee for each Fund is calculated by applying to the net assets of the Fund an annual fee rate, which is determined based on the application of the annual percentage rates for the Fund to the “Aggregate Net Assets” of the Fund. Aggregate Net Assets of a Fund include the net assets of the Fund and in most cases the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the Fund. If the Fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Funds and Annual Percentage Rates of Aggregate Net Assets

Fund	APR	Advisory Fee Breakpoint

Active Bond Fund	0.600%	— at all asset levels

All Cap Core Fund	0.800%	— first $500 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the All Cap Core Trust, a series of JHT)

All Cap Growth Fund	0.850%	— first $500 million;
	0.825%	— between $500 million and $1 billion; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the All Cap Growth Trust, a series of JHT)

All Cap Value Fund	0.850%	— first $250 million;
	0.800%	— next $250 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the All Cap Value Trust, a series of JHT)

Blue Chip Growth Fund	0.825%	— first $1 billion; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Blue Chip Growth Trust, a series of JHT)

Capital Appreciation Fund	0.850%	— first $300 million;
	0.800%	— between $300 million and $500 million;
	0.700%	— between $500 million and $1 billion; and
	0.670%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Capital Appreciation Trust, a series of JHT)

Core Allocation Plus Fund	0.915%	— first $500 million;
	0.865%	— excess over $500 million.

Core Bond Fund	0.690%	— first $200 million;
	0.640%	— next $200 million; and
	0.570%	— excess over $400 million. (Aggregate Net Assets include the net assets of the Fund and the Core Bond Trust, a series of JHT)

Core Equity Fund	0.850%	— first $350 million; and
	0.750%	— excess over $350 million. (Aggregate Net Assets include the net assets of the Fund and the Core Equity Trust, a series of JHT)

142

Fund	APR	Advisory Fee Breakpoint

Dynamic Growth Fund	0.900%	— first $250 million;
	0.850%	— next $250 million;
	0.825%	— next $250 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Dynamic Growth Trust, a series of JHT)

Emerging Growth Fund	0.800%	— at all asset levels. (Aggregate Net Assets include the net assets of the Fund and the Emerging Growth Trust, a series of JHT)

Emerging Markets Value Fund	1.00%	— first $100 million;
	0.950%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund, and the Emerging Markets Value Trust, a series of JHT)

Emerging Small Company Fund	0.970%	— first $500 million; and
	0.900%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Emerging Small Company Trust, a series of JHT)

Equity-Income Fund	0.825%	— first $1 billion; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Equity-Income Trust, a series of JHT)

Floating Rate Income Fund	0.70%	— at all asset levels. (Aggregate Net Assets include the net assets of the Fund and the Floating Rate Income Trust, a series of JHT)

Fundamental Value Fund	0.850%	— first $50 million;
	0.800%	— next $450 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Fundamental Value Trust, a series of JHT)

Global Allocation Fund	0.850%	— first $500 million; and
	0.800%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Global Allocation Trust, a series of JHT)

Global Bond Fund	0.700%	— at all asset levels.

Global Fund	0.850%	— first $1 billion; and
0.800%	— excess over $1 billion.
		(Aggregate Net Assets include the net assets of the Fund and the International Value Fund, series of JHF II, and the Global Trust and the International Value Trust, series of JHT)

Global Real Estate Fund	0.950%	— first $500 million;
	0.925%	— next $250 million; and
	0.900%	— excess over $750 million. (Aggregate Net Assets include the net assets of the Fund and the Global Real Estate Trust, a series of JHT)

High Income Fund	0.725%	— first $150 million;
	0.675%	— between $150 million and $500 million;
	0.650%	— between $500 million and $2.5 billion; and
	0.600%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the High Yield Trust, a series of JHT)

143

Fund	APR	Advisory Fee Breakpoint

High Yield Fund	0.700%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the High Yield Trust, a series of JHT)

International Equity Index Fund	0.550%	— first $100 million; and
	0.530%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund and the International Equity Index Trust A, a series of JHT)

Income Fund	1.075%	— first $50 million;
	0.915%	— between $50 million and $200 million;
	0.825%	— between $200 million and $500 million;
0.800%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the Income Fund, the International Value Fund, the International Small Cap Fund, and the Global Fund, series of JHF II, and the Income Trust, the International Value Trust, the International Small Cap Trust, the Global Trust, and the Mutual Shares Trust, series of JHT)

International Opportunities Fund	0.900%	— first $750 million;
	0.850%	— between $750 million and $1.5 billion; and
	0.800%	— excess over $1.5 billion. (Aggregate Net Assets include the net assets of the Fund, and the International Opportunities Trust, a series of JHT).

International Small Cap Fund	1.050%	— first $200 million;
	0.950%	— next $300 million; and
	0.850%	— excess over $500 million (Aggregate Net Assets include the net assets of the Fund and the International Small Cap Trust, a series of JHT)

International Small Company Fund	1.00%	— first $100 million; and
	0.95%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund and the International Small Company Trust, a series of JHT)

International Value Fund	0.950%	— first $200 million;
	0.850%	— next $300 million; and
	0.800%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Global Fund, series of JHF II, and the International Value Trust and the Global Trust, a series of JHT)

Investment Quality Bond Fund	0.600%	— first $500 million; and
	0.550%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Investment Quality Bond Trust, a series of JHT)

Large Cap Fund	0.780%	— first $250 million;
	0.730%	— next $250 million;
	0.680%	— next $250 million; and
	0.650%	— excess over $750 million. (Aggregate Net Assets include the net assets of the Fund, the Strategic Opportunities Trust and the Large Cap Trust, each a series of JHT)

144

Fund	APR	Advisory Fee Breakpoint

Large Cap Value Fund	0.825%	— first $500 million;
	0.800%	— next $500 million;
	0.775%	— next $500 million;
	0.720%	— next $500 million; and
	0.700%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the Fund and the Large Cap Value Trust, a series of JHT)

Mid Cap Index Fund	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Index Trust, a series of JHT)

Mid Cap Intersection Fund	0.875%	— first $500 million;
	0.850%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund, and the Mid Cap Intersection Trust, a series of JHT)

Mid Cap Stock Fund	0.875%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Stock Trust, a series of JHT)

Mid Cap Value Equity Fund	0.875%	— first $250 million; and
	0.850%	— next $250 million;
	0.825%	— next $500 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Equity Trust, a series of JHT)

Mid Cap Value Fund	0.900%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Trust, a series of JHT)

Money Market Fund	0.500%	— first $500 million; and
	0.470%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Money Market Trust, a series of JHT)

Natural Resources Fund	1.050%	— first $50 million; and
	1.000%	— excess over $50 million. (Aggregate Net Assets include the net assets of the Fund and the Natural Resources Trust, a series of JHT)

Optimized Value Fund	0.700%	— first $500 million;
	0.650%	— next $500 million; and
	0.600%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Optimized Value Trust, a series of JHT)

145

Fund	APR	Advisory Fee Breakpoint

Quantitative All Cap Fund	0.750%	— first $2.5 billion; and
	0.700%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the Quantitative All Cap Trust, a series of JHT)

		Effective April 25, 2008, or the effective date of the merger of the Growth & Income Trust into the Quantitative All Cap Trust, each a series of John Hancock Trust, if that date is later, the advisory fee for the Quantitative All Cap Fund will be reduced to 0.675% of the first $2.5 billion of aggregate net assets and 0.650% in excess over $2.5 billion of aggregate net assets.

Quantitative Mid Cap Fund	0.750%	— first $200 million; and
	0.650%	— excess over $200 million. (Aggregate Net Assets include the net assets of the Fund and the Quantitative Mid Cap Trust, a series of JHT)

Real Estate Equity Fund	0.875%	— first $250 million;
	0.850%	— next $250 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Real Estate Trust, a series of JHT)

Real Estate Securities Fund	0.700%	— at all asset levels. (Aggregate Net Assets include the net assets of the Fund and the Real Estate Securities Trust, a series of JHT)

Real Return Bond Fund	0.700%	— first $1 billion; and
	0.650%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Real Return Bond Trust, a series of JHT)

Science & Technology Fund	1.050%	— first $500 million; and
	1.000%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Science & Technology Trust, a series of JHT)

Small Cap Fund	0.850%	— at all asset levels. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Trust, a series of JHT)

Small Cap Growth Fund	1.100%	— first $100 million; and
	1.050%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Growth Trust, a series of JHT)

Small Cap Index Fund	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Index Trust, a series of JHT)

Small Cap Opportunities Fund	1.000%	— first $500 million; and
	0.950%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Opportunities Trust, a series of JHT)

Small Cap Value Fund	1.100%	— first $100 million; and
	1.050%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Value Trust, a series of JHT)

146

Fund	APR	Advisory Fee Breakpoint

Small Company Fund	1.050%	— first $125 million; and
	1.000%	— excess over $125 million. (Aggregate Net Assets include the net assets of the Fund and the Small Company Trust, a series of JHT)

Small Company Growth Fund	1.050%	— first $250 million; and
1.000%	— excess over $250 million.
		(Aggregate Net Assets include the net assets of the Fund. However, the applicable rate is 1.000% of all net assets of the Fund when the aggregate net assets of the following exceed $1 billion the Fund and All Cap Growth Fund as series of the JHF II, and the Small Company Growth Trust and All Cap Growth Trust a series of JHT.

Small Company Value Fund	1.050%	— first $500 million; and
	1.000%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Small Company Value Trust, a series of JHT)

Spectrum Income Fund	0.800%	— first $250 million; and
	0.725%	— excess over $250 million. (Aggregate Net Assets include the net assets of the Fund and the Spectrum Income Trust, a series of JHT)

Strategic Bond Fund	0.700%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Strategic Bond Trust, a series of JHT)

Strategic Income Fund	0.725%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Strategic Income Trust, a series of JHT)

Total Bond Market Fund	0.490%	— first $500 million; and
	0.470%	— excess over $500 million.

Total Return Fund	0.700%	— at all asset levels.

Total Stock Market Index Fund	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Total Stock Market Index Trust, a series of JHT)

U.S. Global Leaders Growth Fund	0.7125%	— first $500 million; and
	0.675%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the U.S. Global Leaders Growth Trust, a series of JHT)

U.S. Government Securities Fund	0.620%	— first $500 million; and
	0.550%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the U.S. Government Securities Trust, a series of JHT)

U.S. High Yield Bond Fund	0.750%	— first $200 million; and
	0.720%	— excess over $200 million. (Aggregate Net Assets include the net assets of the Fund and the U.S. High Yield Bond Trust, a series of JHT)

147

Fund	APR	Advisory Fee Breakpoint

U.S. Multi-Sector Fund	0.780%	— first $500 million;
	0.760%	— next $500 million;
	0.750%	— next $1.5 billion; and
	0.740%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the U.S. Multi Sector Trust, a series of JHT)

Value & Restructuring Fund	0.825%	— first $500 million;
	0.800%	— next $500 million; and
	0.775%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Value & Restructuring Trust, a series of JHT)

Value Fund	0.750%	— first $200 million;
	0.725%	— next $300 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Value Trust, a series of JHT)

Vista Fund	0.900%	— first $200 million;
	0.850%	— next $200 million;
	0.825%	— next $600 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Vista Trust, a series of JHT)

148

FOR MORE INFORMATION

The following document is available that offers further information on JHF II:

Statement of Additional Information

Annual/Semi Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHF II’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Funds II
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

On the Internet: www.jhfunds.com

Or You May View or Obtain These Documents and Other Information About the Fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

149

JOHN HANCOCK FUNDS II
Statement of Additional Information
December 31, 2007
Absolute Return Portfolio
Active Bond Fund
All Cap Core Fund
All Cap Growth Fund
All Cap Value Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Core Allocation Plus Fund
Core Bond Fund
Core Equity Fund
Dynamic Growth Fund
Emerging Growth Fund
Emerging Markets Value Fund
Emerging Small Company Fund
Equity-Income Fund
Floating Rate Income Fund
Fundamental Value Fund
Global Allocation Fund
Global Bond Fund
Global Fund
Global Real Estate Fund
High Income Fund
High Yield Fund
Income Fund
Index 500 Fund
International Equity Index Fund
International Opportunities Fund
International Small Cap Fund
International Small Company Fund
International Value Fund
Investment Quality Bond Fund
Large Cap Fund
Large Cap Value Fund
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2045 Portfolio
Lifecycle 2050 Portfolio
Lifecycle Retirement Portfolio
Mid Cap Index Fund
Mid Cap Intersection Fund
Mid Cap Stock Fund
Mid Cap Value Equity Fund
Mid Cap Value Fund
Money Market Fund
Natural Resources Fund
Optimized Value Fund (formerly Quantitative Value Fund)
Quantitative All Cap Fund
Quantitative Mid Cap Fund
Real Estate Equity Fund
Real Estate Securities Fund
Real Return Bond Fund
Science & Technology Fund
Small Cap Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Fund
Small Company Growth Fund
Small Company Value Fund
Spectrum Income Fund
Strategic Bond Fund
Strategic Income Fund
Total Bond Market Fund
Total Return Fund
Total Stock Market Index Fund
U.S. Global Leaders Growth Fund
U.S. Government Securities Fund
U.S. High Yield Bond Fund
U.S. Multi-Sector Fund
Value Fund
Value & Restructuring Fund
Vista Fund
This Statement of Additional Information (“SAI”) provides information about the series of John Hancock Funds II (“JHF II”). JHF II consists of various stand-alone series (each a “Fund”) and various funds of funds, namely, the Absolute Return Portfolio and the Lifecycle Portfolios (each referred to as a “Portfolio”). Each Portfolio invests in a number of Funds and may also invest in other funds for which JHF II’s investment adviser or any of its affiliates serves as investment adviser. The Portfolios may also invest in funds that are advised by an entity other than JHF II’s investment adviser or its affiliates (“Nonaffiliated Underlying Funds”) (collectively, affiliated underlying Funds and Nonaffiliated Underlying Funds are referred to as “Underlying Funds”). The information in this SAI is in addition to the information that is contained in the Portfolios’ and Funds’ prospectuses dated December 31, 2007 (collectively, the “Prospectus”). Each of the Portfolios and Funds is a separate series of JHF II and each is referred to herein as a “Fund” and collectively as the “Funds,” unless identified otherwise.
This SAI is not a prospectus. It should be read in conjunction with the Prospectus, copies of which can be obtained free of charge by contacting:
John Hancock Signature Services, Inc.
P. O. Box 9510
Portsmouth, NH 03802-9510
1-(800)-225-5291
www.jhfunds.com
The annual report for JHF II for the fiscal year ended August 31, 2007 is incorporated by reference into this SAI. The annual report is available, without charge, by calling 1-800-225-5291.

1

2

ORGANIZATION OF JOHN HANCOCK FUNDS II
JHF II was organized on June 28, 2005 as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds is a series of JHF II.
John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the “Adviser”) is the investment adviser to JHF II and each of the Funds. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily as John Hancock in the United States, the group offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were (US$400.5 billion) as of September 30, 2007.
MFC trades as ‘MFC’ on the Toronto Stock Exchange, New York Stock Exchange and Philippine Stock Exchange, and under ‘0945’ on the Stock Exchange of Hong Kong. MFC can be found on the Internet at www.manulife.com.
INVESTMENT POLICIES
The principal strategies and risks of investing in each Fund are described in the applicable Prospectus. Unless otherwise indicated in the applicable Prospectus or this SAI, the investment objective and policies of the Funds may be changed without shareholder approval. Each Fund may invest in the types of instruments described below, unless otherwise indicated in the applicable Prospectus or this SAI.
Money Market Instruments
Money market instruments (and other securities as noted under each Fund description) may be purchased for temporary defensive purposes, except that the U.S. Government Securities Fund may not invest in Canadian and Provincial Government and Crown Agency Obligations.
U.S. Government and Government Agency Obligations
U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.
GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association (the “GNMA”) which guarantee is supported by the full faith and credit of the U.S. Government.
U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to:
•   Student Loan Marketing Association;
•   Federal Home Loan Banks (“FHLBs”);
•   Federal Intermediate Credit Banks; and
•   Federal National Mortgage Association (“Fannie Mae”).
U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration.
Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate

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Credit Banks. Others, such as those issued by the Fannie Mae, FHLBs and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the Student Loan Marketing Association are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.
No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, “U.S. Government securities” refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.
Municipal Obligations
Municipal Bonds. Municipal bonds are issued to obtain funding for various public purposes including, the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from Federal income tax. The payment of principal and interest by issuers of certain obligations purchased may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the subadviser in determining whether a municipal obligation meets investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.
Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.
Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.
Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the Federal income tax treatment of municipal obligations issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.
Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.
The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Investors Service (“Fitch”) represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix A for a description of ratings. Many issuers of

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securities choose not to have their obligations rated. Although unrated securities eligible for purchase must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.
Canadian and Provincial Government and Crown Agency Obligations
Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.
Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency (“Crown Agencies”) pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown Agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:
•    Export Development Corporation;
•   Farm Credit Corporation;
•   Federal Business Development Bank; and
•   Canada Post Corporation.
In addition, certain Crown Agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown Agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown Agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.
Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.
Provincial Crown Agency Obligations. Provincial Crown Agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency (“Provincial Crown Agencies”) pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain Provincial Crown Agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other Provincial Crown Agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other Provincial Crown Agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies which are not agents of Her Majesty and which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:
•   provincial railway corporation;
•   provincial hydroelectric or power commission or authority;
•   provincial municipal financing corporation or agency; and
•   provincial telephone commission or authority.
Any Canadian obligation acquired will be payable in U.S. dollars.

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Certificates Of Deposit, Time Deposits and Bankers’ Acceptances
Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.
Time Deposits. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.
Bankers’ Acceptances. Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are “accepted” when a bank guarantees their payment at maturity.
These obligations are not insured by the Federal Deposit Insurance Corporation.
Commercial Paper
Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., “lending”) fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.
A subadviser will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated “Aaa” or “Aa” by Moody’s or “AAA” or “AA” by S&P and which the applicable subadviser has determined present minimal risk of loss. A subadviser will look generally at the financial strength of the issuing company as “backing” for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day a net asset value (“NAV”) is determined. The NAV will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.
Corporate Obligations
Corporate obligations are bonds and notes issued by corporations to finance long-term credit needs.
Repurchase Agreements
Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements permit the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

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A subadviser shall engage in a repurchase agreement transaction only with those banks or broker/dealers who meet the subadviser’s quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Adviser also may engage in repurchase agreement transactions. The counterparties to a repurchase agreement transaction are limited to a:
•   Federal Reserve System member bank;
•   primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division; or
•   broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.
The Adviser and the subadvisers will continuously monitor the respective transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.
The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. A fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.
Foreign Repurchase Agreements
Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if it is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
OTHER INSTRUMENTS
The following discussion provides an explanation of some of the other instruments in which certain Funds (as indicated) and/or Portfolios may directly invest consistent with their investment objectives and policies.
Warrants
Each of the Funds (except the Money Market Fund) and Portfolios may purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.
Reverse Repurchase Agreements
Each Fund may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share. A fund will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, Treasury bills or other U.S.

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Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:
•   one-year, three-year and five-year constant maturity Treasury Bill rates;
•   three-month or six-month Treasury Bill rates;
•   11th District Federal Home Loan Bank Cost of Funds;
•   National Median Cost of Funds; or
•   one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.
During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:
•   mortgage bankers;
•   commercial banks;
•   investment banks;
•   savings and loan associations; and
•   special purpose subsidiaries of the foregoing.
Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Freddie Mac, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit

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Support” below. A fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so-called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher, which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
CMOs purchased by a fund may be:
(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). A fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a fund’s net assets. See “Additional Investment Policies.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or

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“PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and SAI, is expected to contribute to a fund’s relatively stable NAV.
In addition to the stripped mortgage securities described above, each of the Strategic Bond Fund, High Yield Fund and Value Fund may invest in similar securities such as Super Principal Only (“SPO”) and Levered Interest Only (“LIO”) which are more volatile than POs and IOs. Risks associated with instruments such as SPOs are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOettes are similar in nature to those associated with IOs. The Strategic Bond Fund may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions.
Under the Internal Revenue Code of 1986, as amended (the “Code”), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.
Inverse Floaters. Each of the Strategic Bond Fund, High Income Fund, High Yield Fund and Value Fund may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters may be illiquid together with any other illiquid investments, will not exceed 15% of a fund’s net assets. See “Other Investments — Illiquid Securities.”
Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”
Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment including high-yielding asset-backed securities will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus disclosure for a Fund/Portfolio, a fund will only invest in asset-backed

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securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. A Fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies.”
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:
•   liquidity protection; and
•   default protection.
Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:
•   “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);
•   creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and
•   “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).
The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. A fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults,

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as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in the SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds and/or Portfolios may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Zero Coupon Securities, Deferred Interest Bonds And Pay-In-Kind Bonds
Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. The Funds also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.
Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.
Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under “Additional Investment Policies.”
Tax Considerations. Current federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
Loans and Other Direct Debt Instruments
A fund may invest in loans and other direct debt instruments to the extent authorized by its investment policies. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a Fund supply additional cash to a borrower on demand.
High Yield (High Risk) Domestic Corporate Debt Securities
High yield U.S. corporate debt securities in which a fund may invest include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates except bank loans, which usually have floating rates. The fund may also invest in bonds with variable rates of interest or debt securities which involve equity features, such as equity warrants or convertible outright and participation features (i.e.,

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interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).
The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.
Brady Bonds
Brady Bonds are debt securities issued under the framework of the “Brady Plan,” an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, a funds may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.
Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:
•   the exchange of outstanding commercial bank debt for bonds issued at 100% of face value which carry a below-market stated rate of interest (generally known as par bonds);
•   bonds issued at a discount from face value (generally known as discount bonds);
•   bonds bearing an interest rate which increases over time; and
•   bonds issued in exchange for the advancement of new money by existing lenders.
Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, a fund investing in Brady Bonds will purchase Brady Bonds in secondary markets in which the price and yield to the investor reflect market conditions at the time of purchase.
Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the “IMF”), the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.
A fund may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.
Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a fund invest are likely to be acquired at a

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discount.
Sovereign Debt Obligations
A fund may invest in sovereign debt obligations to the extent authorized by its investment polices. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.
Investments in Creditors’ Claims
The High Income Fund may purchase creditors’ claims in bankruptcy (“Creditors’ Claims”), which are rights to payment from a debtor under the U.S. bankruptcy laws. Creditors’ Claims may be secured or unsecured. A secured claim generally receives priority in payment over unsecured claims.
Sellers of Creditors’ Claims can be either: (i) creditors that have extended unsecured credit to the debtor company (most commonly trade suppliers of materials or services); or (ii) secured creditors (most commonly financial institutions) that have obtained collateral to secure an advance of credit to the debtor. Selling a Creditor’s Claim offers the creditor an opportunity to turn a claim that otherwise might not be satisfied for many years into liquid assets.
Creditors’ Claims may be purchased directly from a creditor although most are purchased through brokers. Creditors’ Claims can be sold as a single claim or as part of a package of claims from several different bankruptcy filings. Purchasers of Creditors’ Claims, such as the High Income Fund, may take an active role in the reorganization process of the bankrupt company and, in certain situations where the Creditors’ Claim is not paid in full, the claim may be converted into stock of the reorganized debtor.
Although Creditors’ Claims can be sold to other investors, the market for Creditors’ Claims is not liquid and, as a result, a purchaser of a Creditors’ Claim may be unable to sell the claim or may have to sell it at a drastically reduced price. There is no guarantee that any payment will be received from a Creditors’ Claim, especially in the case of unsecured claims.
Indexed Securities
A fund may invest in indexed securities to the extent authorized by its investment policies. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S.

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Government agencies.
Hybrid Instruments
Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (“Hybrid Instruments”).
Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:
•   prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”); or
•   an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”).
Hybrid Instruments may take a variety of forms, including, but not limited to:
•   debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time;
•   preferred stock with dividend rates determined by reference to the value of a currency; or
•   convertible securities with the conversion terms related to a particular commodity.
Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.
One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.
The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the fund may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.
Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various Benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. See “Hedging and Other Strategic Transactions” for a description of certain risks associated with investments in futures, options, and forward contracts.
Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or underlying asset may not

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move in the same direction or at the same time.
Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if “leverage” is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or underlying asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.
Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter (“OTC”) market without the guarantee of a central clearing organization or in a transaction between a fund and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which the fund would have to consider and monitor.
Lack of U.S. Regulation. Hybrid Instruments may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (“SEC”), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the NAV of a fund that invests in such instruments.
ADRs, EDRs, GDRs and IDRs
A fund may invest in American Depository Receipts, European Depositary Receipts, Global Depositary Receipts, and International Depositary Receipts (“ADRs,” “EDRs,” “GDRs,” and “IDRs,” respectively) as described in their investment policies.
Securities of foreign issuers may include ADRs, EDRs, GDRs, and IDRs. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.
ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security and will reflect any changes in exchange rates. An investment in ADRs involves risks associated with investing in foreign securities.
Securities of foreign issuers also include EDRs, GDRs, and IDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs, GDRs, and IDRs are not necessarily quoted in the same currency as the underlying security.
Variable And Floating Rate Obligations
A fund may invest in floating or variable rate securities. Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the investing fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by the investing fund through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

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Exchange Traded Funds (“ETFs”)
A fund may invest in ETFs. These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities and ETFs have management fees which increase their costs.
ADDITIONAL INVESTMENT POLICIES
The following provides a more detailed explanation of some investment policies.
Lending Securities
Each Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash or securities issued or guaranteed by the U.S.
Government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of lent securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, a Fund may lose its right to vote its shares of the lent securities at a shareholders meeting unless it recalls the lent securities in advance of the record date for the meeting. Each Fund, except those listed below, entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits a Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral) should Morgan Stanley fail financially.
The following Funds have not entered into a security lending agreement with Morgan Stanley:
Value Fund and Money Market Fund.
When-Issued Securities/Forward Commitments
In order to help ensure the availability of suitable securities, a fund may purchase debt or equity securities on a “when-issued” or on a “forward commitment” basis. Purchasing securities on a when-issued or forward commitment basis means that the obligations will be delivered to a fund at a future date, which may be one month or longer after the date of the commitment. Except as may be imposed by these factors, there is no limit on the percent of a fund’s total assets that may be committed to such transactions.
Under normal circumstances, a fund purchasing securities on a when-issued or forward commitment basis will take delivery of the securities, but a fund may, if deemed advisable, sell the securities before the settlement date. In general, a fund does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. A fund does, however, record the transaction and reflect the value each day of the securities in determining its NAV. At the time of delivery, the value of when-issued or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such bases, a fund will maintain on its records liquid assets consisting of cash or high quality debt securities equal to the amount of the commitments to purchase when-issued or forward commitment securities. The availability of liquid assets for this purpose and the effect of asset segregation on a fund’s ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which a fund may purchase when-issued or forward commitment securities.

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Mortgage Dollar Rolls
A fund (except the Money Market Fund) may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, a fund forgoes principal and interest paid on the mortgage-backed securities. A fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. A fund may also be compensated by receipt of a commitment fee. A fund may only enter into “covered rolls.” A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction or for which a fund maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by a fund may decline below the repurchase price of those securities. A mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share.
Illiquid Securities
No Fund (except the Money Market Fund), may invest more than 15% (10% for Money Market Fund) of its net assets in securities that are not readily marketable (“illiquid securities”). The Money Market Fund may not invest more than 10% of its net assets in illiquid securities. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.
Illiquid securities may include, but are not limited to: (a) repurchase agreements with maturities greater than seven days; (b) futures contracts and options thereon for which a liquid secondary market does not exist; (c) time deposits maturing in more than seven calendar days; and (d) securities of new and early stage companies whose securities are not publicly traded.
Rule 144A Securities are excluded from the limitation on illiquid securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A of the Securities Act of 1933 (“1933 Act”) or other exemptions from the registration requirements of the 1933 Act may be excluded from the 10% and 15% limitation on illiquid securities. The subadvisers decide, subject to the Trustees’ oversight, whether securities sold pursuant to Rule 144A are readily marketable for purposes of a fund’s investment restriction. The subadvisers will also monitor the liquidity of Rule 144A securities held by the funds for which they are responsible. To the extent that Rule 144A securities held by a fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of a fund could be adversely affected.
Section 4(2) Commercial Paper is excluded from the limitation on illiquid securities. The Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to the disposition under Federal securities law, and is generally sold to institutional investors, such as the Money Market Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors, like the Money Market Fund, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Money Market Fund’s subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity. The Money Market Fund intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The Money Market Fund’s subadviser will monitor the liquidity of Section 4(2) commercial paper held by the Money Market Fund, subject to the Trustees’ oversight.
Short Sales
A fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open a fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).

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A fund may also sell a security it does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. A fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund. Until the security is replaced, a fund is required to pay the lender any dividends or interest which accrues during the period of the loan. To borrow the security, a fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until a fund replaces a borrowed security, it will segregate with its custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a fund replaced the borrowed security. A fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.
Investment in Other Investment Companies
A Fund may invest in other investment companies (including shares of closed-end investment companies, unit investment trusts, and open-end investment companies) to the extent permitted by federal securities laws (including the rules, regulations and interpretations thereunder) and to the extent permitted by exemptive relief obtained from the SEC by the custodian and the subadviser.
Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities when traded OTC or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.
The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.
Loan Participations and Assignments
A fund may invest in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. It is anticipated that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

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Investments in loans and loan participations will subject a Fund to liquidity risk. Loans and loan participations may be transferable among financial institutions, but may not have the liquidity of conventional debt securities and are often subject to restrictions on resale, thereby making them potentially illiquid. For example, the purchase or sale of loans requires, in many cases, the consent of either a third party (such as the lead or agent bank for the loan) or of the borrower, and although such consent is, in practice, infrequently withheld, the consent requirement can delay a purchase or hinder a Fund’s ability to dispose of its investments in loans in a timely fashion. In addition, in some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the subadviser believes to be a fair price.
Corporate loans that a Fund may acquire or in which a Fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, leverage recapitalizations and other corporate activities. The highly leveraged capital structure of the borrowers in certain of these transactions may make such loans especially vulnerable to adverse changes in economic or market conditions and greater credit risk than other investments.
Certain of the loan participations or assignments acquired by a Fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, a Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation. Such an obligation may have the effect of requiring a Fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).
The borrower of a loan in which a Fund holds an interest (including through a loan participation) may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among other things. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. The effect of prepayments on a Fund’s performance may be mitigated by the receipt of prepayment fees, and the Fund’s ability to reinvest prepayments in other loans that have similar or identical yields. However, there is no assurance that a Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the prepaid loan.
A Fund may invest in loans that pay interest at fixed rates and loans that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the prime rate, LIBOR or another generally recognized base lending rate. Most floating rate loans are senior in rank in the event of bankruptcy to most other securities of the borrower such as common stock or public bonds. In addition, floating rate loans are also normally secured by specific collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. While the seniority in rank and the security interest are helpful in reducing credit risk, such risk is not eliminated. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general, or if interest rates decline. While, because of this interest rate reset feature, loans with resetting interest rates provide a considerable degree of protection against rising interest rates, there is still potential for interest rates on such loans to lag changes in interest rates in general for some period of time. In addition, changes in interest rates will affect the amount of interest income paid to a Fund as the floating rate instruments adjust to the new levels of interest rates. In a rising base rate environment, income generation will generally increase. Conversely, during periods when the base rate is declining, the income generating ability of the loan instruments will be adversely affected.
Investments in many loans have additional risks that result from the use of agents and other interposed financial institutions. Many loans are structured and administered by a financial institution (e.g., a commercial bank) that acts as the agent of the lending syndicate. The agent typically administers and enforces the loan on behalf of the other lenders in the lending syndicate. In addition, an institution, typically but not always the agent, holds the collateral, if any, on behalf of the lenders. A financial institution’s employment as an agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent would generally be appointed to replace the terminated agent, and assets held by the agent under the loan agreement would likely remain available to holders of such indebtedness. However, if assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or

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loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or government agency) similar risks may arise.
Index-Related Securities (“Equity Equivalents”)
A fund may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or S&P Depository Receipts (an exchange-traded fund that tracks the S&P 500 Index). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities compromising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.
Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities compromising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a fund’s assets across a broad range of securities.
To the extent a fund invests in securities of other investment companies, including Equity Equivalents, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operations. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, if a fund invests in Equity Equivalents, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, a fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.
The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting Equity Equivalents could adversely affect the liquidity and value of the shares of a fund.
Fixed Income Securities
A fund may invest in investment grade bonds, rated at the time of purchase in the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), such as those rated Aaa, Aa, A and Baa by Moody’s or AAA, AA, A and BBB by S&P. Obligations rated in the lowest of the top four rating categories (such as Baa by Moody’s or BBB by S&P) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. In addition, it is possible that Moody’s, S&P and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by a fund, although the subadviser will consider these events in determining whether it should continue to hold the securities.

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Market Capitalization Weighted Approach
A fund’s structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser, for a variety of factors. A fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum portion of the assets of the fund. Additionally, the subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may exclude the eligible security of a company that meets applicable market capitalization criterion if it determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.
Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management); (ii) treasury shares; or (iii) shares subject to foreign ownership restrictions.
Deviation from market capitalization weighting also will occur because the subadviser generally intends to purchase in round lots. Furthermore, the subadviser may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of a fund’s assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting.
Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, would be purchased under a market capitalization weighted approach. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the subadviser will prepare a list of companies whose stock is eligible for investment by the fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the subadviser then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. This deviation could be substantial if a significant amount of holdings of a fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.
Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the subadviser may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of countries will likely vary from their weighting in published international indices.
RISK FACTORS
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. As described in the Prospectuses, by owning shares of the Underlying Funds, each Portfolio indirectly invests in the securities and instruments held by the Underlying Funds and bears the same risks as those in which it invests.
Non-Diversified
The Portfolios and certain of the Funds in which the Portfolios invest are non-diversified.
Definition of Non-Diversified. Any fund that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by a fund’s own investment restrictions. In contrast, a diversified fund, as to at least 75% of the value

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of its total assets, generally may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.
Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets’ assessment of any of these companies.
Equity Securities
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.
Fixed Income Securities
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk; and (b) credit quality risk.
Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline.
Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities are riskier than funds that may invest in higher rated fixed income securities.
Investment Grade Fixed Income Securities in the Lowest Rating Category
Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.
Lower Rated Fixed Income Securities
Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P). The principal risks of investing in these securities are as follows:
Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these

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securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on Subadviser’s Own Credit Analysis. While a subadviser to a fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.
Additional Risks Regarding Lower Rated Corporate Fixed Income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed income securities.
Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.
Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.
Small and Medium Size Companies
Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (i.e., less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.
Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.
Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund’s investments to decrease if it needs to sell such securities when there are few interested buyers.
Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.
Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.
Medium Size Companies. Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

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Foreign Securities
Currency Fluctuations. Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and a fund could still lose money.
Political and Economic Conditions. Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause a fund’s investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay a fund from selling its investment and taking the money out of the country.
Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.
Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company’s securities could decrease in value or even become worthless.
Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause a fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.
Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.
Investment Company Securities
A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.
Fund of Funds Risk Factors
Each Portfolio is a fund of funds and may invest in shares of the Underlying Funds. The following discussion provides information on the risks of investing in a Portfolio.
As permitted by Section 12 of the 1940 Act, the Portfolios invest in Underlying Funds and may reallocate or rebalance assets among the Underlying Funds.
From time to time, one or more of the Underlying Funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a Portfolio (“Rebalancings”), as effected by its subadviser, MFC Global Investment Management (U.S.A.) Limited (“MFC Global U.S.A.”). Shareholders should note that Rebalancings may affect the Underlying Funds. The Underlying Funds subject to redemptions by a Portfolio may find it necessary to sell securities; and the Underlying Funds that receive additional cash from a Portfolio will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when a Portfolio owns, redeems, or invests in, a substantial portion of an Underlying Fund. Rebalancings could affect the Underlying Funds which could adversely affect their performance and, therefore, the performance of the Portfolios.

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Both the Adviser and MFC Global U.S.A. will monitor the impact of Rebalancings on the Underlying Funds and attempt to minimize any such adverse impact, consistent with pursuing the investment objective of each Portfolio. However, there is no guarantee that the Adviser and MFC Global U.S.A. will be successful in doing so.
Possible Adverse Effects of Rebalancings on the Underlying Funds:
1. The Underlying Funds could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.
2. Rebalancings may increase brokerage and/or other transaction costs of the Underlying Funds.
3. When a Portfolio owns a substantial portion of an Underlying Fund, a large redemption by the Portfolio could cause that Underlying Fund’s expenses to increase and could result in its portfolio becoming too small to be economically viable.
4. Rebalancings could accelerate the realization of taxable capital gains in the Underlying Funds subject to large redemptions if sales of securities results in capital gains.
Both the Portfolios and the Funds are managed by the Adviser. MFC Global U.S.A., which is an affiliate of the Adviser, is the subadviser to each Portfolio and to certain of the Funds. Shareholders should note that the Adviser has the responsibility to oversee and monitor both the Portfolios and the Funds and MFC Global U.S.A. has the responsibility to manage both the Portfolios and certain of the Funds. The Adviser and MFC Global U.S.A. will monitor the impact of Rebalancings on the Funds and attempt to minimize any adverse effect of the Rebalancings on the Underlying Funds, consistent with pursuing the investment objective of each Portfolio.
With respect to Rebalancings, shareholders should also note that MFC Global U.S.A. as the subadviser to both the Portfolios and certain of the Funds, may appear to have incentive to allocate more Portfolio assets to those Funds that it subadvises. However, the Adviser believes it has no financial incentive since the net amount of advisory fee retained after payment of the subadvisory fee is the same for all Underlying Funds although the Adviser’s ultimate controlling parent, MFC, may appear to have an incentive to do so since it also controls MFC Global U.S.A. The Adviser will monitor MFC Global U.S.A.’s allocation of Portfolio assets to the Funds to attempt to ensure that assets are not allocated to other MFC Global U.S.A. subadvised portfolios unless it is in the best interest of the Portfolio to do so. In addition, prior to appointing MFC Global U.S.A. as subadviser to a Fund, the Board of Trustees will consider the affiliation between the Adviser and MFC Global U.S.A. as one of its factors in approving such appointment.
Stripped Securities
Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
Mortgage-Backed and Asset-Backed Securities
Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of a fund.
Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities

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do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.
When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on a fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.
When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.
The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if a fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to a fund.
Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.
Collateralized Mortgage Obligations. A Fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.
Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.
Securities Linked to the Real Estate Market
Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:
•    declines in the value of real estate;
•    risks related to general and local economic conditions;
•    possible lack of availability of mortgage funds;
•    overbuilding;
•    extended vacancies of properties;
•    increased competition;
•    increases in property taxes and operating expenses;
•    change in zoning laws;
•    losses due to costs resulting from the clean-up of environmental problems;
•    liability to third parties for damages resulting from environmental problems;
•    casualty or condemnation losses;
•    limitations on rents;
•    changes in neighborhood values and the appeal of properties to tenants; and

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•    changes in interest rates.
Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of a fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.
Securities of companies in the real estate industry include real estate investment trusts (“REITs”) including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Companies” for a discussion of the risks associated with investments in these companies.
Industry or Sector Investing
When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.
Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to: (a) rapidly changing technology; (b) extensive government regulation; and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.
Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.
Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.
Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies

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may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.
Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.
Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both Federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.
Utilities. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.
Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.
Initial Public Offerings (“IPOs”)
A Fund may invest a portion of their assets in shares of IPOs, consistent with their investment objectives and policies. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.
U.S. Government Securities
A fund may invest in U.S. Government securities issued or guaranteed by the U.S. Government or by an agency or

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instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. Government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the GNMA. Securities that are only supported by the credit of the issuing agency or instrumentality include the Fannie Mae, the FHLBs and the Freddie Mac.
High Yield (High Risk) Securities
General. A fund may invest in high yield (high risk) securities, consistent with their investment objectives and policies. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher-rated securities. However, securities rated below investment grade also have greater risks than higher-rated securities as described below.
Interest Rate Risk. To the extent a fund invests primarily in fixed income securities, the NAV of the fund’s shares can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed income fund generally rise. Conversely, when interest rates rise, the value of a fixed income fund will decline.
Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.
These factors may have an adverse effect on the ability of funds investing in high yield securities to dispose of particular portfolio investments. These factors also may limit funds that invest in high yield securities from obtaining accurate market quotations to value securities and calculate NAV. If a fund investing in high yield debt securities is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the subadviser to value its investments.
Less liquid secondary markets may also affect a fund’s ability to sell securities at their fair value. A Fund (except the Money Market Fund) may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a fund’s assets invested in illiquid securities may increase.
Non-Investment Grade Corporate Debt Securities. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.
In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.
Non-Investment Grade Foreign Sovereign Debt Securities. Investing in non-investment grade foreign sovereign debt securities will expose Funds to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within

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the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.
The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by:
•    the obligor’s balance of payments, including export performance;
•    the obligor’s access to international credits and investments;
•     fluctuations in interest rates; and
•    the extent of the obligor’s foreign reserves.
Obligor’s Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.
Obligor’s Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties’ lending commitments, thereby further impairing the obligor’s ability or willingness to service its debts on time.
Obligor’s Fluctuations in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates which are adjusted based upon international interest rates.
Obligor’s Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.
The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, a fund holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.
Sovereign obligors in developing and emerging countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:
•    reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds; and
•    obtaining new credit to finance interest payments.
Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
Securities in the Lowest Rating Categories. Certain debt securities in which a fund may invest may have (or be

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considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody’s or S&P. These securities are rated Caa or lower by Moody’s or CCC or lower by S&P. These securities are considered to have the following characteristics:
•   extremely poor prospects of ever attaining any real investment standing;
•   current identifiable vulnerability to default;
•   unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions;
•   are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations; and/or
•   are default or not current in the payment of interest or principal.
Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by a fund with a commensurate effect on the value of the fund’s shares.
Hedging and Other Strategic Transactions
Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in the fund. These strategies may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used by a fund, consistent with their investment objectives and policies, are described below:
-exchange-listed and OTC put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,
-financial futures contracts (including stock index futures);
-interest rate transactions;*
-currency transactions;**
-swaps (including interest rate, index, equity, credit default swaps and currency swaps); and
-structured notes, including hybrid or “index” securities.
*	A fund’s interest rate transactions may take the form of swaps, caps, floors and collars.
**	A fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.
Hedging and Other Strategic Transactions may be used for the following purposes:
•   to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations;
•   to protect a fund’s unrealized gains in the value of its securities;
•   to facilitate the sale of a fund’s securities for investment purposes;
•   to manage the effective maturity or duration of a fund’s securities;
•   to establish a position in the derivatives markets as a method of gaining exposure to a particular market; or
•   to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
General Characteristics of Options
Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Many hedging and other strategic transactions involving options require segregation of portfolio assets in special accounts, as described under “Use of Segregated and Other Special Accounts.”
Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving a fund the right to sell the instrument at the option exercise price.
If and to the extent authorized to do so, a fund may purchase and sell put options on securities (whether or not it holds

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the securities in its portfolio) and on securities indices, currencies and futures contracts. A Fund will not sell put options if, as a result, more than 50% of the Fund’s assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.
Risk of Selling Put Options. In selling put options, a fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.
Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A fund’s purchase of a call option on an underlying instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.
Partial Hedge or Income to the Fund. If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by a fund or will increase a fund’s income. Similarly, the sale of put options can also provide fund gains.
Covering of Options. All call options sold by a fund must be “covered” (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).
Risk of Selling Call Options. Even though a fund will receive the option premium to help protect it against loss, a call option sold by a fund will expose the fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.
Exchange-listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.
OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under “Eurodollar Instruments”) are cash settled for the net amount, if any, by which the option is “in-the-money” at the time the option is exercised. “In-the-money” means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
A fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:
•   insufficient trading interest in certain options;
•   restrictions on transactions imposed by an exchange;
•   trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits;
•   interruption of the normal operations of the OCC or an exchange;
•   inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or
•   a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.
The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

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OTC Options. OCT options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any fund authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.
Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met. A fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers,” or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the subadviser. In the absence of a change in the current position of the SEC’s staff, OTC options purchased by a fund and the amount of the fund’s obligation pursuant to an OTC option sold by the fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.
Types of Options That May Be Purchased. A fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.
A fund reserves the right to invest in options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the investment objective and the restrictions set forth herein.
General Characteristics of Futures Contracts and Options on Futures Contracts
A fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:
•   as a hedge against anticipated interest rate, currency or market changes;
•   for duration management;
•   for risk management purposes; and
•   to gain exposure to a securities market.
Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.
With respect to futures contracts that are not legally required to “cash settle,” a fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle”, such as Eurodollar, UK 90 day and Euribor futures; however, a fund is permitted to set aside or earmark liquid assets in an amount equal to the fund’s daily marked to market (net) obligation, if any, (in other words, the fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures contracts, a fund will have the ability to employ such futures contracts to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.
Use Will Be Consistent with Applicable Regulatory Requirements. A fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.

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Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.
Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.
Value of Futures Contracts Sold by a Fund. The value of all futures contracts sold by a fund (adjusted for the historical volatility relationship between such fund and the contracts) will not exceed the total market value of the fund’s securities.
Stock Index Futures
Definition. A stock index futures contract (an “Index Future”) is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.
Uses of Index Futures. Below are some examples of how Index Futures may be used:
•   In connection with a fund’s investment in common stocks, a fund may invest in Index Futures while the subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.
•   A fund may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the fund’s pending investment in such stocks when they do become available.
•   Through the use of Index Futures, a fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a fund.
•   A fund may also invest in Index Futures in order to hedge its equity positions.
Hedging and other strategic transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate fund management purposes including gaining exposure to a particular securities market. None of the funds will act as a “commodity pool” (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).
Options on Securities Indices and Other Financial Indices
A fund may purchase and sell call and put options on securities indices and other financial indices (“Options on Financial Indices”). In so doing, a fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.
Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement.

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Yield Curve Options
A fund may also enter into options on the “spread,” or yield differential, between two fixed income securities, in transactions referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.
Yield curve options may be used for the same purposes as other options on securities. Specifically, a fund may purchase or write such options for hedging purposes. For example, a fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a fund will be “covered”. A call (or put) option is covered if a fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the fund’s net liability under the two options. Therefore, a fund’s liability for such a covered option is generally limited to the difference between the amounts of the fund’s liability under the option written by the fund less the value of the option held by it. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.
Currency Transactions
A fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:
•   forward currency contracts;
•   exchange-listed currency futures contracts and options thereon;
•   exchange-listed and OTC options on currencies; and
•   currency swaps.
A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described under “Swap Agreements and Options on Swap Agreements”. A fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.
A fund’s dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.
A fund may also engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inceptions of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the

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difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.
When a fund enters into a non-deliverable forward transaction, its custodian will place segregated assets in a segregated account of the fund in an amount not less than the value of the fund’s total assets committed to the consummation of such non-deliverable forward transaction. If the additional segregated assets placed in the segregated account decline in value or the amount of the fund’s commitment increases because of changes in currency rates, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the fund’s commitments under the non-deliverable forward agreement.
Since a fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation to pay under the agreement. If the counterparty defaults, the fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the fund will succeed in pursuing contractual remedies. The fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.
In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a fund could sustain losses on the non-deliverable forward transaction. A fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.
Transaction Hedging. Transaction hedging involves entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of the portfolio’s securities or the receipt of income from them.
Position Hedging. Position hedging involves entering into a currency transaction with respect to fund securities positions denominated or generally quoted in that currency.
Cross Hedging. A fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the fund has or in which the fund expects to have exposure.
Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund’s holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a fund’s securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund’s securities denominated in linked currencies.
Risk of Currency Transactions. Currency transactions are subject to risks different from other Fund transactions, as discussed below under “Risk Factors.” If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”
Combined Transactions
A fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a fund will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired fund management goal, it is possible that the combination will instead increase the risks or hinder achievement of the fund’s objective.

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Swap Agreements and Options on Swap Agreements
Among the hedging and other strategic transactions into which a fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. The fund may also enter into options on swap agreements (“Swap Options”).
A fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a fund’s investment objectives and general investment polices, a fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a fund may be required to pay a higher fee at each swap reset date.
A fund may also enter into Swap Options. A Swap Option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A fund may also write (sell) and purchase put and call Swap Options.
Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes a Swap Option than it will incur when it purchases a Swap Option. When a fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a Swap Option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by a fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of liquid assets, to avoid any potential leveraging of a fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a fund’s investment restriction concerning senior securities.
A fund may also be authorized to enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a fund. The protection “buyer” in a

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credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A fund may be either the buyer or seller in the transaction. If a fund is a buyer and no credit event occurs, the fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to the fund because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or liquid assets determined, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the fund’s portfolio. Such segregation or “earmarking” will not limit the fund’s exposure to loss.
Whether a fund’s use of swap agreements or Swap Options will be successful in furthering its investment objective of total return will depend on the subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on a fund by the Code may limit its ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to a fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that the subadviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for it. If a subadviser attempts to use a swap as a hedge against, or as a substitute for, the fund investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the fund investment. This could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

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Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.
To qualify for this exemption, a swap agreement must be entered into by “eligible participants”, which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989, which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Eurodollar Instruments
A fund may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.
Risk of Hedging and Other Strategic Transactions
Hedging and Other Strategic Transactions have special risks associated with them, including:
•   possible default by the counterparty to the transaction;
•   markets for the securities used in these transactions could be illiquid; and
•   to the extent the subadviser’s assessment of market movements is incorrect, the risk that the use of the hedging and other strategic transactions could result in losses to the Fund.
Losses resulting from the use of Hedging and Other Strategic Transactions will reduce a fund’s NAV, and possibly income. Losses can be greater than if Hedging and Other Strategic Transactions had not been used.
Options and Futures Transactions. Options transactions are subject to the following additional risks:
•   option transactions could force the sale or purchase of fund securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a fund to hold a security it might otherwise sell (in the case of a call option); and
•   options markets could become illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.
Futures transactions are subject to the following additional risks:
•   The degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund’s position.
•   Futures markets could become illiquid. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

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Although a fund’s use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.
Currency Hedging. In addition to the general risks of hedging and other strategic transactions described above, currency hedging transactions have the following risks:
•   Currency hedging can result in losses to a fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.
•   Proxy hedging involves determining the correlation between various currencies. If the subadviser’s determination of this correlation is incorrect, a fund’s losses could be greater than if the proxy hedging were not used.
•   Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.
Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.
Risks of Hedging and Other Strategic Transactions Outside the United States
When conducted outside the United States, hedging and other strategic transactions will not only be subject to the risks described above, but could also be adversely affected by:
•   foreign governmental actions affecting foreign securities, currencies or other instruments;
•   less stringent regulation of these transactions in many countries as compared to the United States;
•   the lack of clearing mechanisms and related guarantees in some countries for these transactions;
•   more limited availability of data on which to make trading decisions than in the United States;
•   delays in a fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States;
•   the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and
•   lower trading volume and liquidity.
Use of Segregated and Other Special Accounts
Use of extensive hedging and other strategic transactions by a fund will require, among other things, that the fund segregate cash, or other liquid assets with its custodian, or a designated subcustodian, to the extent the fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency.
In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or other liquid assets at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below.
Call Options. A call option on securities written by a fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to the excess of the index value over the exercise price on a current basis.
Put Options. A put option on securities written by a fund will require the fund to segregate cash or other liquid assets equal to the exercise price.

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OTC Options. OTC options entered into by a fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a fund will not be required to do so. As a result, when a fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by a fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.
Currency Contracts. Except when a fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to a fund’s obligations or to segregate cash or other liquid assets equal to the amount of the fund’s obligations.
Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.
Swaps. A fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or other liquid assets having an aggregate value at least equal to this net amount.
Caps, Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a fund’s net obligation, if any.
Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the fund. In addition, if it holds a futures contracts or forward contract, a fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other hedging and strategic transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.
Other Limitations
No fund will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the fund and the contracts (e.g., the Beta volatility factor). In the alternative, however, a fund could maintain sufficient liquid assets in a segregated account equal at all times to the current market value of the open short position in futures contracts, call options written on futures contracts and call options written on securities indices, subject to any other applicable investment restrictions.
For purposes of this limitation, to the extent a fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.
INVESTMENT RESTRICTIONS
There are two classes of investment restrictions to which JHF II is subject in implementing the investment policies of the Funds : (a) fundamental and (b) nonfundamental. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are

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represented or (ii) more than 50% of the outstanding shares. Nonfundamental restrictions are subject to change by the Board of Trustees without shareholder approval.
When submitting an investment restriction change to the holders of the Fund’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular Fund if a majority of the outstanding voting securities of the Fund vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other Fund affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the JHF II.
Restrictions (1) through restriction (8) are fundamental. Restrictions (9) through (12) are non-fundamental.
Fundamental
A Fund may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) below may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless a Fund is specifically excepted by the terms of a restriction, each Fund will not:
(1) Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U.S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations, except that this restriction shall not apply to Real Estate Securities Fund, Natural Resources Fund, Real Estate Equity Fund and Global Real Estate Fund. (The Funds have determined to forego the exclusion from the above policy of obligations of domestic branches of U.S. savings and loan associations and to limit the exclusion of obligations of domestic branches of U.S. banks to the Money Market Fund.)
•   The Natural Resources Fund will concentrate its assets in securities of issuers in natural resource-related companies worldwide.
•   For purposes of this restriction, neither telecommunication companies, finance companies nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry.
•   For purposes of the concentration policy the Absolute Return Portfolio, Lifecycle Portfolios and any other fund of funds will look through to the portfolio holdings of the Underlying Funds in which they invest and will aggregate the holdings of the Underlying Funds to determine concentration in a particular industry in accordance with the above policy. For purposes of this policy only those Underlying Funds that are part of the John Hancock family of funds will be aggregated; the Absolute Return Portfolio, Lifecycle Portfolios and any other fund of funds will not aggregate underlying fund holdings, if any, in non-John Hancock funds.
(2) Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the Fund’s total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the Fund, except that up to 25% of the value of each Fund’s total assets may be invested without regard to these restrictions. The Global Real Estate Fund, Absolute Return Portfolio, Lifecycle Portfolios, Core Equity Fund, U.S. Global Leaders Growth Fund, Global Bond Fund, Real Estate Securities Fund, Natural Resources Fund, Real Return Bond Fund, and the U.S. Multi Sector Fund are not subject to these restrictions.
(3) Borrow money, except that each Fund may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the Fund’s total assets (including amounts borrowed) less liabilities (other than borrowings), and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions.
(4) Underwrite securities of other issuers except insofar as the Fund may be considered an underwriter under the 1933 Act in selling Fund securities.
(5) Purchase or sell real estate, except that each Fund may invest in securities issued by companies which invest in real

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estate or interests therein and each of the Funds or Portfolios other than the Money Market Fund may invest in mortgages and mortgage-backed securities.
(6) Purchase or sell commodities or commodity contracts, except that each Fund other than the Money Market Fund may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and each Fund other than the Money Market Fund and U.S. Government Securities Fund may purchase and sell futures contracts on foreign currencies and options on such futures contracts.
The Absolute Return Portfolio and Lifecycle Portfolios may purchase or sell commodities or commodity contracts, except that the Portfolios may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and the Portfolios may purchase and sell futures contracts on foreign currencies and options on such futures contracts. The Absolute Return Portfolio and Lifecycle Portfolios may also without limitation purchase and sell futures contracts, options on futures contracts, and options linked to commodities of all types, including physical commodities, and may enter into swap contracts and any other commodity-linked derivative instruments including those linked to physical commodities. Additionally, the Absolute Return Portfolio and Lifecycle Portfolios indirectly may invest in commodities, including physical commodities, by investing in other investment companies and/or other investment vehicles that invest entirely or substantially in commodities and/or commodity-linked investments.
(7) Lend money to other persons, except by the purchase of obligations in which the Fund is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency, futures transactions and hedging and other strategic transactions will not be deemed to involve the lending of money.
(8) Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency, futures transactions, and hedging and other strategic transactions will not be deemed to involve loans of securities.
Floating Rate Income Fund and Core Allocation Plus Fund — Fundamental
Neither of these Funds may issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) below may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.)
In addition, unless a Fund is specifically excepted by the terms of a restriction:
(1) Concentration
Each Fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(2) Diversification
Each Fund has elected to be treated as a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(3) Borrowing
Each Fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(4) Underwriting
Each such Fund may not engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

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(5) Real Estate
Each such Fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.
(6) Commodities
Each such Fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(7) Loans
Each such Fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(8) Senior Securities
Each Fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
All Funds — Non-Fundamental Investment Restrictions
Unless a Fund is specifically excepted by the terms of a restriction, each Fund will not:
(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, which are not readily marketable, except that the Money Market Fund may not invest in excess of 10% of its net assets in such securities or other investments.
(10) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the portfolio’s net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.
(11) Purchase securities for the purpose of exercising control or management.
(12) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (8)) as security for indebtedness any securities held by a fund, except in an amount of not more than 10%* of the value of the fund’s total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.
*   33 1/3% in the case of the Small Company Value, Blue Chip Growth, Equity-Income, Science & Technology, Total Return, International Value, Mid Cap Stock, All Cap Value, Quantitative Mid Cap, Utilities, Mid Cap Value, Fundamental Value, Natural Resources, Real Return Bond, Mid Cap Core, Large Cap Value, Quantitative All Cap, Emerging Growth, Small Cap Opportunities, Small Company, Core Equity, Optimized Value, U.S. Global Leaders Growth, Strategic Income, International Equity Index, Small Cap Value, Active Bond, Large Cap, International Opportunities, Core Bond, U.S. High Yield Bond and Small Cap Funds; 15% in the case of the International Small Cap and Growth Funds; 50% in the case of the Value Fund.
If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of a fund’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction, except in the case of the Money Market Fund where the percentage limitation of restriction (9) must be met at all times. Any subsequent change in a rating assigned by any rating service to a security

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(or, if unrated, any change in the subadviser’s assessment of the security), or change in the percentage of fund assets invested in certain securities or other instruments, or change in the average duration of a fund’s investment portfolio, resulting from market fluctuations or other changes in a fund’s total assets will not require a fund to dispose of an investment until the subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the fund. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.
Additional Investment Restrictions
Money Market Fund
In addition to the above policies, the Money Market Fund is subject to certain restrictions required by Rule 2a-7 under the 1940 Act. In order to comply with such restrictions, the Money Market Fund will, among other things, not purchase the securities of any issuer if it would cause:
•   more than 5% of its total assets to be invested in the securities of any one issuer (excluding U.S. Government securities and repurchase agreements fully collateralized by U.S. Government securities), except as permitted by Rule 2a-7 for certain securities for a period of up to three business days after purchase,
•   more than 5% of its total assets to be invested in “second tier securities,” as defined by Rule 2a-7, or
•   more than the greater of $1 million or 1% of its total assets to be invested in the second tier securities of that issuer.
Investment Restrictions that May be Changed Only on 60 Days’ Notice to Shareholders
In order to comply with Rule 35d-1 under the 1940 Act, the 80% investment policy for each of the Funds named below is subject to change only upon 60 days’ prior notice to shareholders; refer to the applicable Prospectus for each Fund’s “Investment Strategies”:
Active Bond Fund
Blue Chip Growth Fund
Core Bond Fund
Core Equity Fund
Emerging Small Company Fund
Equity-Income Fund
Floating Rate Income Fund
Global Bond Fund
Global Fund
Global Real Estate Fund
High Yield Fund
Index 500 Fund
International Equity Index Fund
International Small Company Fund
International Small Cap Fund
Investment Quality Bond Fund
Large Cap Fund
Large Cap Value Fund
Mid Cap Index Fund
Mid Cap Stock Fund
Mid Cap Value Fund
Mid Cap Value Equity Fund
Natural Resources Fund
Quantitative Mid Cap Fund
Real Estate Equity Fund
Real Estate Securities Fund
Real Return Bond Fund
Science & Technology Fund
Small Cap Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Fund
Small Company Growth Fund
Small Company Value Fund
Strategic Bond Fund
Total Bond Market Fund
Total Stock Market Index Fund
U.S. Global Leaders Growth Fund
U.S. Government Securities Fund
U.S. High Yield Bond Fund
U.S. Multi Sector Fund
PORTFOLIO TURNOVER
The annual rate of portfolio turnover will normally differ for each fund and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. No portfolio turnover rate can be calculated for the Money Market Fund due to the short maturities of the instruments purchased. Portfolio turnover is calculated by dividing the lesser of purchases or sales of fund securities during the fiscal year by the monthly average of the value of the fund’s securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less). The portfolio turnover rates for the funds of JHF II for the fiscal years ended August 31, 2007 and August 31, 2006 were as follows:

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Fund	2007	2006
Absolute Return Portfolio	18%	0%
Active Bond Fund	165%	406%
All Cap Core Fund	244%	86%
All Cap Growth Fund	102%	106%
All Cap Value Fund	82%	48%
Blue Chip Growth Fund	33%	28%
Capital Appreciation Fund	63%	57%
Core Allocation Plus Fund	N/A	N/A
Core Bond Fund	313%	436%
Core Equity Fund	12%	13%
Dynamic Growth Fund	N/A	N/A
Emerging Growth Fund	44%	206%
Emerging Markets Value Fund	2%	N/A
Emerging Small Company Fund	88%	207%
Equity-Income Fund	20%	39%
Floating Rate Income Fund	N/A	N/A
Fundamental Value Fund	6%	8%
Global Allocation Fund	N/A	N/A
Global Bond Fund	272%	248%
Global Fund	N/A	N/A
Global Real Estate Fund	97%	87%
High Income Fund	67%	76%
High Yield Fund	77%	83%
Income Fund	N/A	N/A
Index 500 Fund	3%	N/A
International Equity Index Fund	15%	11%
International Opportunities Fund	127%	99%
International Small Cap Fund	26%	89%
International Small Company Fund	32%	57%
International Value Fund	24%	59%
Investment Quality Bond Fund	37%	35%
Large Cap Fund	29%	24%
Large Cap Value Fund	63%	54%
Lifecycle 2010 Portfolio	17%	N/A
Lifecycle 2015 Portfolio	9%	N/A
Lifecycle 2020 Portfolio	7%	N/A
Lifecycle 2025 Portfolio	3%	N/A
Lifecycle 2030 Portfolio	3%	N/A
Lifecycle 2035 Portfolio	4%	N/A
Lifecycle 2040 Portfolio	3%	N/A
Lifecycle 2045 Portfolio	5%	N/A
Lifecycle 2050 Portfolio	N/A	N/A
Lifecycle Retirement Portfolio	56%	N/A
Mid Cap Index Fund	64%	10%
Mid Cap Intersection Fund	59%	N/A
Mid Cap Stock Fund	114%	104%
Mid Cap Value Equity Fund	26%	24%
Mid Cap Value Fund	33%	74%
Money Market Fund	N/A	N/A

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Fund	2007	2006
Natural Resources Fund	54%	71%
Optimized Value Fund (formerly Quantitative Value Fund)	169%	127%
Quantitative All Cap Fund	148%	21%
Quantitative Mid Cap Fund	231%	119%
Real Estate Equity Fund	55%	50%
Real Estate Securities Fund	87%	199%
Real Return Bond Fund	197%	216%
Science & Technology Fund	N/A	N/A
Small Cap Fund	109%	53%
Small Cap Growth Fund	N/A	N/A
Small Cap Index Fund	40%	40%
Small Cap Opportunities Fund	48%	59%
Small Cap Value Fund	N/A	N/A
Small Company Fund	160%	110%
Small Company Growth Fund	39%	49%
Small Company Value Fund	18%	12%
Spectrum Income Fund	73%	123%
Strategic Bond Fund	91%	192%
Strategic Income Fund	97%	65%
Strategic Value Fund	N/A	N/A
Total Bond Market Fund	101%	N/A
Total Return Fund	349%	398%
Total Stock Market Index Fund	N/A	N/A
U.S. Global Leaders Growth Fund	24%	17%
U.S. Government Securities Fund	59%	100%
U.S. High Yield Bond Fund	86%	108%
U.S. Multi-Sector Fund	72%	116%
Value Fund	70%	N/A
Value & Restructuring Fund	19%	17%
Vista Fund	152%	205%
THOSE RESPONSIBLE FOR MANAGEMENT
The business of JHF II, an open-end management investment company, is managed by its Board of Trustees, including certain Trustees who are not “interested persons” (as defined by the 1940 Act) of the Funds (the “Independent Trustees”). The Trustees elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the Trustees and officers of JHF II are also officers or Directors of the Adviser, or officers or Directors of the principal distributor to the funds, John Hancock Funds, LLC (the “Distributor”). The tables below present certain information regarding the Trustees and officers of JHF II, including their principal occupations. Each Trustee oversees all Funds of JHF II, and some Trustees also oversee other funds in the John Hancock fund complex. As of August 31, 2007, the John Hancock fund complex consisted of 273 funds (including separate series of series mutual funds): JHF II (95 funds), John Hancock Funds III (13 funds); John Hancock Trust (112 funds); and 53 other John Hancock funds (the “John Hancock Fund Complex”).

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Independent Trustees

	Position(s)		Number of Funds in
Name, Address	Held with	Principal Occupation(s) and other	Fund Complex
And Birth Year	Fund (1)	Directorships During Past 5 Years	Overseen by Trustee
Charles L. Bardelis 601 Congress Street Boston, MA 02210 Born: 1941	Trustee (since 2005)	President and Executive Officer, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Trust (since 1988).	209

Peter S. Burgess 601 Congress Street Boston, MA 02210 Born: 1942	Trustee (since 2005)	Consultant (financial, accounting and auditing matters (since 1999); Certified Public Accountant; Partner, Arthur Andersen (prior to 1999).	209
		Director of the following publicly traded companies: PMA Capital Corporation (since 2004) and Lincoln Educational Services Corporation (since 2004).

		Trustee of John Hancock Trust (since 2005).

Elizabeth G. Cook 601 Congress Street Boston, MA 02210 Born: 1937	Trustee (since 2005)	Expressive Arts Therapist, Massachusetts General Hospital (September 2001 to present); Expressive Arts Therapist, Dana Farber Cancer Institute (September 2000 to January 2004); President, The Advertising Club of Greater Boston (1982 to 1998).	209

		Trustee of John Hancock Trust (since 2005).

Hassell H. McClellan 601 Congress Street Boston, MA 02210 Born: 1945	Trustee (since 2005)	Associate Professor, The Wallace E. Carroll School of Management, Boston College. Trustee of John Hancock Trust (since 2005).	209

James. M. Oates 601 Congress Street, Boston, MA 02210-2801 Born: 1946	Trustee (since 2005)	Managing Director, Wydown Group (financial consulting firm)(since 1994); Chairman, Emerson Investment Management, Inc. (since 2000); Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997 to 2006).	209
		Director of the following publicly traded companies: Stifel Financial (since 1996); Investor Financial Services Corporation (since 1995); and Connecticut River Bancorp, Director (since 1998). Director, Phoenix Mutual Funds (since 1988); overseeing 20 portfolios).

		Trustee of John Hancock Trust (since 2004).

(1)	Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
JHF II from time to time changes subadvisers or engages new subadvisers to the Funds. A number of such subadvisers are publicly traded companies or are controlled by publicly traded companies. Prior to joining the Board in June 2005, Peter S. Burgess and a trust of which he was a trustee owned shares of Bank of America, N.A. (controlling parent of Marsico Capital Management, LLC) and Citigroup, Inc. (controlling parent of Salomon Brothers Asset Management Inc. and Salomon Brothers Asset Management Limited as of the time of the purchase by Mr. Burgess).

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Interested Trustee

	Position(s)		Number of Funds in
Name, Address	Held	Principal Occupation(s) and other	Fund Complex
and Birth Year	with Fund	Directorships During Past 5 Years	Overseen by Trustee
James R. Boyle (1) 601 Congress Street Boston, MA 02210 Born: 1959	Trustee (since 2005)	President, John Hancock Annuities; Executive Vice President, John Hancock Life Insurance Company (since June, 2004); President U.S. Annuities; Senior Vice President, The Manufacturers Life Insurance Company (U.S.A) (prior to 2004).	262

(1)	The Trustee is an “interested person” (as defined in the 1940 Act) due to his prior position with MFC (or its affiliates), the ultimate controlling parent of the Adviser.

(2)	Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
Principal Officers who are not Trustees

Number of
Funds in
	Position(s)			Fund Complex
Name, Year of	Held with	Officer	Principal Occupation(s) and other	Overseen
Birth, and Address (1)	the Trust	since	Directorships During Past 5 Years	by Trustee
Keith F. Hartstein Born: 1956	President and Chief Executive Officer	(since 2005)	Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief Executive Officer, the Adviser, The Berkeley Group, John Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds II, John Hancock Funds III, and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc. (since 2005); Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005-2006); Executive Vice President, John Hancock Funds, LLC (until 2005);	N/A

Thomas M. Kinzler Born: 1955	Secretary and Chief Legal Officer	(since 2006)	Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006); Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999-2006); Secretary and Chief	N/A

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Number of
Funds in
	Position(s)			Fund Complex
Name, Year of	Held with	Officer	Principal Occupation(s) and other	Overseen
Birth, and Address (1)	the Trust	since	Directorships During Past 5 Years	by Trustee
Legal Counsel for MML Series Investment Fund (2000-2006); Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000-2004); Secretary and Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004-2006).

Francis V. Knox, Jr. Born: 1947	Chief Compliance Officer	(since 2005)	Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer, Fidelity Investments (until 2001).	N/A

Gordon M. Shone Born: 1956	Treasurer	(since 2005)	Treasurer, John Hancock Funds (since 2006); John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003-2005); Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President, John Hancock Investment Management Services, Inc. and John Hancock Advisers, LLC (since 2006), The Manufacturers Life Insurance Company (U.S.A.) (1998-2000).	N/A

John G. Vrysen Born: 1955	Chief Operating Officer	(since 2007)	Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (June 2007-Present); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III, John Hancock Trust (June 2007 to Present); Director, Executive Vice President, and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (until June 2007); Executive Vice President and Chief Financial Officer, John Hancock Investment Management Services, LLC (since 2005), Vice President and Chief Financial Officer, MFC Global (U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III, John Hancock Trust (2005-June 2007 ); Vice President and General Manager, Fixed	N/A

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Number of
Funds in
	Position(s)			Fund Complex
Name, Year of	Held with	Officer	Principal Occupation(s) and other	Overseen
Birth, and Address (1)	the Trust	since	Directorships During Past 5 Years	by Trustee
Annuities, U.S. Wealth Management (until 2005); Vice President, Operations Manulife Wood Logan (2000-2004).

Charles A. Rizzo Born: 1959	Chief Financial Officer	(since 2007)	Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (June 2007-Present); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005-June 2007); Vice President, Goldman Sachs (2005-June 2007); Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003-2005); Director, Tax and Financial Reporting, Deutsche Asset Management (2002-2003); Vice President and Treasurer, Deutsche Global Fund Services (1999-2002).	N/A

(1)	Business address for the officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
Board Committees
At its initial meeting on August 23, 2005, the Board established the following committees: (i) an Audit Committee composed solely of Independent Trustees (Peter S. Burgess, Charles L. Bardelis and James M. Oates); (ii) a Nominating Committee composed of all of the Independent Trustees; (iii) a Compliance Committee composed solely of Independent Trustees (Elizabeth G. Cook, Hassell H, McClellan, F. David Rolwing and John D. Richardson) (the interested Trustees may serve as ex-officio members); and (iv) three Investment Committees, each composed solely of Independent Trustees (Investment Performance Committee A: James M. Oates, John D. Richardson and Elizabeth G. Cook; Investment Performance Committee B: Charles L. Bardelis and F. David Rolwing; Investment Performance Committee C: Hassell H. McClellan, James R. Boyle and Peter S. Burgess) (with the interested Trustees and the President of JHF II serving as ex-officio members in certain cases). For the fiscal year ended August 31, 2007, the Audit Committee, Compliance Committee and two of three Investment Committees held four (4) meetings and one of three Investment Committees held five (5) meetings; the Nominating Committee held no meetings.
Audit Committee. The Audit Committee reviews the internal and external accounting and auditing procedures of JHF II and, among other things, considers the selection of independent accountants for JHF II, approves all significant services proposed to be performed by the independent accountants and considers the possible effect of such services on the independent accountants’ independence.
Nominating Committee. The Nominating Committee selects and nominates candidates as additional Independent Trustees or to fill vacancies on the Board. The Nominating Committee will consider candidates recommended by JHF II shareholders or group annuity contract owners investing in JHF II through insurance company separate accounts. Such candidates will be considered in the same manner as candidates recommended by other sources. Names of candidates recommended by shareholders or group annuity contract owners may be submitted to the Secretary of JHF II at 601 Congress Street, Boston, Massachusetts 02210, along with relevant biographical information.
When evaluating a person as a potential nominee to serve as an Independent Trustee, the Nominating Committee will generally consider, among other factors: (i) whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the Funds, with consideration being given to the person’s business, academic or other experience and education and to such other factors as the Nominating Committee may consider relevant; (iv) the character and integrity of the person; and (v) desirable personality traits, including independence, leadership and ability to work with others. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following sources: current Trustees, officers, shareholders, group annuity contract owners and any other source the Nominating Committee deems appropriate. In addition, the Nominating Committee may use the services of a professional search firm to identify or evaluate or assist

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in identifying or evaluating potential candidates or nominees.
Compliance Committee. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to JHF II, including the annual report of the Chief Compliance Officer of JHF II regarding its compliance program, matters relating to the pricing of the Funds, the Codes of Ethics of JHF II, the Adviser, the subadviser and regulatory changes.
Investment Committees. Each of the Investment Committee’s subcommittees reviews investment performance and other matters relating to a particular group of Funds and the subadvisers to those Funds.
Compensation of Trustees and Officers
The following table provides information regarding the compensation paid by JHF II and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. JHF II pays fees only to its Independent Trustees. Effective September 1, 2007, the Independent Trustees receive an annual retainer of $40,000 and a fee of $4,000 for attendance at meeting of the Trustees that they attend in person. Each Trustee is reimbursed for travel and other out-of-pocket expenses. The Chairman of the Board of Trustees receives an additional $30,000 annual retainer. The Chairman of the Audit Committee receives an additional $5,000 annual retainer. The Chairman of the Compliance Committee receives an additional $2,500 annual retainer.
Compensation Table (1)

		Total Compensation from
		JHF II
	Total Compensation from	and the John Hancock
Name of Trustee	JHF II	Fund Complex (2)
Independent Trustees
Charles L. Bardelis	$49,778	$205,000
Peter S. Burgess	$49,778	$215,000
Elizabeth Cook	$49,778	$212,500
Hassell H. McClellan	$49,778	$205,000
James M. Oates	$59,729	$275,000
John Richardson	$27,000	$110,000
Interested Trustee
James R. Boyle	$0	$0

(1)	Compensation received for services as a Trustee. JHF II does not have a pension or retirement plan for any of its Trustees or officers. In addition, JHF II does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the “Plan”). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the Funds in the John Hancock Fund Complex that participates in the Plan.

(2)	Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the fiscal year ended August 31, 2007.

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Trustee Ownership of Shares of the Funds
The table below lists the amount of securities of each Fund (available to the Trustees as an investment option) beneficially owned by each Trustee as of December 10, 2007 (excluding those portfolios that had not yet commenced operations on December 10, 2007). For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:
A — $0
B — $1 up to and including $10,000
C — $10,001 up to and including $50,000
D — $50,001 up to and including $100,000
E — $100,001 or more

Affiliated
	Independent Trustees					Trustee
	Charles L.	Peter S.	Elizabeth G.	Hassell H.	James M.	James M.
Funds	Bardelis	Burgess	Cook	McClellan	Oates	Boyle
Absolute Return	D	A	NA	B	D	NA
Floating Rate Income	D	A	NA	B	D	NA
Global Asset Allocation	D	A	NA	B	D	NA
Lifecycle 2010	D	A	NA	B	D	NA
Lifecycle 2015	D	A	NA	B	D	NA
Lifecycle 2020	D	A	NA	B	D	NA
Lifecycle 2025	D	A	NA	B	D	NA
Lifecycle 2030	D	A	NA	B	D	NA
Lifecycle 2035	D	A	NA	B	D	NA
Lifecycle 2040	D	A	NA	B	D	NA
Lifecycle 2045	D	A	NA	B	D	NA
Lifecycle Retirement	D	A	NA	B	D	NA
Optimized Value Fund (formerly Quantitative Value Fund)	NA	NA	NA	NA	NA	NA
Quantitative All Cap	D	A	NA	B	D	NA
Aggregate Dollar Range of Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	D	A	NA	B	D	NA
SHAREHOLDERS OF JHF II
As of November 30, 2007, the Class 1 shares were held principally by John Hancock Life Insurance Company (U.S.A.) (“JHLICO U.S.A.”) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) and John Hancock Life Insurance Company of New York (“JHLICO New York”) (formerly, The Manufacturers Life Insurance Company of New York) on behalf of certain of their separate accounts that are used to fund group annuity contracts issued to qualified retirement plans and that are not registered under the 1940 Act in reliance on the exception provided by Section 3(c)(11) of that Act. The Class NAV shares are held principally by the ten Lifecycle Portfolios and the one Absolute Return Portfolio.
JHLICO U.S.A. is a stock life insurance company originally organized under the laws of Pennsylvania and redomesticated under the laws of Michigan. Its principal address is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. JHLICO New York is a stock life insurance company organized under the laws of New York. Its principal address is 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each of JHLICO U.S.A. and JHLICO

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New York is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (“Manulife”), a Canadian stock life insurance company. MFC is the holding company of Manulife and its subsidiaries. The principal offices of MFC are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.
As of November 30, 2007, the Trustees and officers of each Fund, in the aggregate, beneficially owned less than 1% of the outstanding shares of each class of shares of each Fund, except for John G. Vrysen who owned 5.31% of Lifecycle 2020 Portfolio Class A.
As of November 30, 2007 the following shareholders owned of record 5% or more of the outstanding shares of the Funds and classes indicated below:

	Share				Percentage of
Portfolio Name	Class	Shareholder Name	Address	Number of Shares	Ownership
ABSOLUTE RETURN PORTFOLIO	A	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	128,381.646	100.00%
ABSOLUTE RETURN PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	128,167.289	100.00%
ABSOLUTE RETURN PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	128,167.406	100.00%
LIFECYCLE 2010 PORTFOLIO	A	MG TRUST CUSTODIAN FBO EDELBROCK CORP 401(K)	700 17TH ST STE 300 DENVER CO 80202-3531	13,161.090	13.27%
LIFECYCLE 2010 PORTFOLIO	A	NFS LLC FEBO IBRAHIM SARAYA TTEE	IBRAHIM SARAYA MD PC PEN PL 6134 188TH ST STE 214 FRESH MEADOWS NY 11365-2726	12,377.998	12.48%
LIFECYCLE 2010 PORTFOLIO	A	AMERICAN ENTERPRISE INVESTMENT SVCS	P O BOX 9446 MINNEAPOLIS MN 55474-0001	11,283.722	11.38%
LIFECYCLE 2010 PORTFOLIO	A	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,151.020	10.23%
LIFECYCLE 2010 PORTFOLIO	A	NFS LLC FEBO NFS/FMTC R/O IRA FBO OLIVIER L KREITMANN	14037 HOWARD RD DAYTON MD 21036-1019	7,461.328	7.52%
LIFECYCLE 2010 PORTFOLIO	A	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF LINDA L ROBINSON	1248 CEDAR DR WOOD RIVER IL 62095-1376	5,371.347	5.42%
LIFECYCLE 2010 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,139.343	58.58%
LIFECYCLE 2010 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF RAYMOND S LAU	34 AMBASSADOR RIDGE ROCHESTER NY 14626-3766	2,063.007	11.92%

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	Share				Percentage of
Portfolio Name	Class	Shareholder Name	Address	Number of Shares	Ownership
LIFECYCLE 2010 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF EDWARD A ABDALLA	PO BOX 362 WELLSVILLE OH 43968-0362	1,497.403	8.65%
LIFECYCLE 2010 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO TAXMASTER OF MELVILLE SIM IRA MARIA E ONEILL	11440 N 99TH ST SCOTTSDALE AZ 85260-6009	930.233	5.37%
LIFECYCLE 2010 PORTFOLIO	C	NFS LLC FEBO TAMARA R POOLE TOD BENEFICIARY ON FILE	15 DELTA DR NEW CITY NY 10956-6705	18,796.992	22.75%
LIFECYCLE 2010 PORTFOLIO	C	RBC DAIN RAUSCHER INC FBO FISC NQDC PLAN PSP CAROL SABASTEANSKI TTEE	PO BOX 221 LEWISTON ME 04243	16,027.571	19.40%
LIFECYCLE 2010 PORTFOLIO	C	FIRST CLEARING, LLC JOE E WARREN IRA FCC AS CUSTODIAN	1672 DONELWAL DR LEXINGTON KY 40511-9021	10,975.301	13.29%
LIFECYCLE 2010 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,139.343	12.27%
LIFECYCLE 2010 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF JOHN E NOBLE	7391 HWY 14 ARENA WI 53503	6,483.491	7.85%
LIFECYCLE 2010 PORTFOLIO	C	WELLS FARGO INVESTMENTS LLC	625 MARQUETTE AVE FL 13 MINNEAPOLIS MN 55402-2308	5,130.875	6.21%
LIFECYCLE 2010 PORTFOLIO	R	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,138.510	100.00%
LIFECYCLE 2010 PORTFOLIO	R1	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,142.686	100.00%
LIFECYCLE 2010 PORTFOLIO	R2	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,146.853	100.00%
LIFECYCLE 2010 PORTFOLIO	R3	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,144.363	34.28%
LIFECYCLE 2010 PORTFOLIO	R3	MG TRUST COMPANY CUST FBO M S BENBOW & ASSOCIATES	700 17TH ST STE 300 DENVER CO 80202-3531	9,452.113	31.94%

56

	Share				Percentage of
Portfolio Name	Class	Shareholder Name	Address	Number of Shares	Ownership
LIFECYCLE 2010 PORTFOLIO	R3	NFS LLC FEBO RELIANCE TRUST CO TTEE ADVANCED AUTOMATION ASSOC INC 401K PL	640 RICE BLVD EXTON PA 19341-1144	7,140.888	24.13%
LIFECYCLE 2010 PORTFOLIO	R3	NFS LLC FEBO RELIANCE TRUST TTEE ADVANCED AUTOMATION LP 401K PL	640 RICE BLVD EXTON PA 19341-1144	2,853.248	9.64%
LIFECYCLE 2010 PORTFOLIO	R4	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,149.353	100.00%
LIFECYCLE 2010 PORTFOLIO	R5	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,154.353	100.00%
LIFECYCLE 2015 PORTFOLIO	A	MG TRUST CUSTODIAN FBO EDELBROCK CORP 401(K)	700 17TH ST STE 300 DENVER CO 80202-3531	19,233.447	16.69%
LIFECYCLE 2015 PORTFOLIO	A	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,175.681	8.83%
LIFECYCLE 2015 PORTFOLIO	A	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	8,818.342	7.65%
LIFECYCLE 2015 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,163.986	19.53%
LIFECYCLE 2015 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF JAMES M WYCHE	PO BOX 313 JARRATT VA 23867-0313	6,402.654	12.30%
LIFECYCLE 2015 PORTFOLIO	B	NFS LLC FEBO PAUL F BARCHIE LUANN S BARCHIE	2312 IDYLWOOD MEWS LN VIENNA VA 22182-5311	5,556.065	10.68%
LIFECYCLE 2015 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF BETH A MILLAN	84 LEDGEWOOD DR ROCHESTER NY 14615-1424	3,372.590	6.48%
LIFECYCLE 2015 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,163.986	27.19%
LIFECYCLE 2015 PORTFOLIO	C	AMERICAN ENTERPRISE INVESTMENT SVCS	P.O. BOX 9446 MINNEAPOLIS MN 55474-0001	6,574.074	17.59%
LIFECYCLE 2015 PORTFOLIO	C	NFS LLC FEBO NFS/FMTC R/O IRA FBO PATRICK M TAYLOR	2250 LARKIN RD BOOTHWYN PA 19061-2228	5,161.290	13.81%
LIFECYCLE 2015 PORTFOLIO	C	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	5,040.603	13.49%

57

	Share				Percentage of
Portfolio Name	Class	Shareholder Name	Address	Number of Shares	Ownership
LIFECYCLE 2015 PORTFOLIO	C	FIRST CLEARING LLC MOISES GALLEGO SEP IRA FCC AS CUSTODIAN	151 N NOB HILL RD STE 128 PLANTATION FL 33324-1708	3,102.726	8.30%
LIFECYCLE 2015 PORTFOLIO	C	STIFEL NICOLAUS & CO INC ELDRED E SCHMIDT TTEE	501 N BROADWAY SAINT LOUIS MO 63102-2131	2,775.208	7.42%
LIFECYCLE 2015 PORTFOLIO	R	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,163.134	94.53%
LIFECYCLE 2015 PORTFOLIO	R1	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,167.326	67.85%
LIFECYCLE 2015 PORTFOLIO	R1	MG TRUST COMPANY CUST FBO BELLEVUE PROPERTIES MANAGEMENT GROUP	700 17TH ST STE 300 DENVER CO 80202-3531	4,757.526	31.75%
LIFECYCLE 2015 PORTFOLIO	R2	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,171.499	51.35%
LIFECYCLE 2015 PORTFOLIO	R2	AST CAPITAL TRUST CO OF DE TTEE FBO PARKWAY BANCORP 401K	PO BOX 52129 PHOENIX AZ 85072-2129	4,981.478	25.15%
LIFECYCLE 2015 PORTFOLIO	R2	COUNSEL TRUST DBA MATC FBO WESTERN FASTENER 401K SAVINGS & INVESTMENT PLAN	1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	4,124.892	20.82%
LIFECYCLE 2015 PORTFOLIO	R3	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,169.001	100.00%
LIFECYCLE 2015 PORTFOLIO	R4	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,174.016	100.00%
LIFECYCLE 2015 PORTFOLIO	R5	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,179.021	100.00%
LIFECYCLE 2020 PORTFOLIO	A	MG TRUST CUSTODIAN FBO EDELBROCK CORP 401(K)	700 17TH ST STE 300 DENVER CO 80202-353	72,582.363	39.59%
LIFECYCLE 2020 PORTFOLIO	A	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,173.190	5.55%
LIFECYCLE 2020 PORTFOLIO	A	NFS LLC FEBO NFS/FMTC IRA FBO DAVID L GEORGE	1933 WICKFORD PL WYOMISSING PA 19610-2681	10,099.005	5.51%
LIFECYCLE 2020 PORTFOLIO	A	JOHN G VRYSEN	6 RIVERBEND RD HOPKINTON MA 01748-1189	9,737.098	5.31%

58

	Share				Percentage of
Portfolio Name	Class	Shareholder Name	Address	Number of Shares	Ownership
LIFECYCLE 2020 PORTFOLIO	B	NFS LLC FEBO NFS/FMTC SEP IRA FBO THOMAS CRONIN	84 TUSSOCK BROOK RD DUXBURY MA 02332-4834	12,431.579	15.91%
LIFECYCLE 2020 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,161.493	13.01%
LIFECYCLE 2020 PORTFOLIO	B	E TRADE CLEARING LLC	PO BOX 989030 W SACRAMENTO CA 95798-9030	9,302.233	11.91%
LIFECYCLE 2020 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF DONALD A DEANE	546 SQUIRE LN KISSIMMEE FL 34746-4934	5,836.688	7.47%
LIFECYCLE 2020 PORTFOLIO	B	E TRADE CLEARING LLC IRA CUSTODIAN	PO BOX 1542 MERRIFIELD VA 22116-1542	4,976.526	6.37%
LIFECYCLE 2020 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,161.493	11.96%
LIFECYCLE 2020 PORTFOLIO	C	E*TRADE CLEARING LLC IRA CUST	PO BOX 1542 MERRIFIELD VA 22116-1542	7,548.829	8.88%
LIFECYCLE 2020 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF BRAD PLANTIKO	8131 MALLOY DR HUNTINGTON BEACH CA 92646-5015	6,927.552	8.15%
LIFECYCLE 2020 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF KEITH J BUTKIEWICZ	N 1827 COUNTY RD X BERLIN WI 54923	6,760.300	7.95%
LIFECYCLE 2020 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF HATTYE L PERRY	61 WESTVIEW DR HAMPTON VA 23666-5562	5,154.537	6.07%
LIFECYCLE 2020 PORTFOLIO	C	NFS LLC FEBO NFS/FMTC R/O IRA FBO REGINALD G BAGUBE	555 SILVER HORSE RD RENO NV 89510-8777	4,641.119	5.46%
LIFECYCLE 2020 PORTFOLIO	R	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,160.663	67.55%
LIFECYCLE 2020 PORTFOLIO	R	MG TRUST COMPANY CUST FBO JANTEK EMPLOYEE	700 17TH ST STE 300 DENVER CO 80202-3531	3,092.085	20.56%
LIFECYCLE 2020 PORTFOLIO	R	MG TRUSTCO CUST FBO ORRILL CORDELL & BEARY LLC	700 17TH ST STE 300 DENVER CO 80202-3531	1,127.225	7.49%
LIFECYCLE 2020 PORTFOLIO	R1	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,164.839	99.89%

59

	Share				Percentage of
Portfolio Name	Class	Shareholder Name	Address	Number of Shares	Ownership
LIFECYCLE 2020 PORTFOLIO	R2	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,169.015	55.38%
LIFECYCLE 2020 PORTFOLIO	R2	AST CAPITAL TRUSTCO OF DE TTEE FBO PARKWAY BANCORP 401K	PO BOX 52129 PHOENIX AZ 85072-2129	6,321.592	34.42%
LIFECYCLE 2020 PORTFOLIO	R2	COUNSEL TRUST DBA MATC FBO WESTERN FASTENER 401K SAVINGS & INVESTMENT PLAN	1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	1,175.516	6.40%
LIFECYCLE 2020 PORTFOLIO	R3	MG TRUST COMPANY CUST FBO M S BENBOW & ASSOCIATES	700 17TH ST STE 300 DENVER CO 80202-3531	30,862.466	71.01%
LIFECYCLE 2020 PORTFOLIO	R3	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,166.507	23.39%
LIFECYCLE 2020 PORTFOLIO	R4	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,171.522	100.00%
LIFECYCLE 2020 PORTFOLIO	R5	UNIVEST BANK & TRUST ATTN TRUST	14 N MAIN ST SOUDERTON PA 18964-1713	14,951.708	59.43%
LIFECYCLE 2020 PORTFOLIO	R5	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,176.527	40.45%
LIFECYCLE 2025 PORTFOLIO	A	SOUTHWEST SECURITIES INC FBO JOHN T WILLS SOUTHWEST SECURITIES INC R/O IRA CUST	PO BOX 509002 DALLAS TX 75250-9002	13,557.839	16.14%
LIFECYCLE 2025 PORTFOLIO	A	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,190.858	12.13%
LIFECYCLE 2025 PORTFOLIO	A	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF PHIL DONOGHUE	2312 RAINBOW AVE SACRAMENTO CA 95821-4722	4,443.642	5.29%
LIFECYCLE 2025 PORTFOLIO	A	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF JAMES A LUMBY	N3123 29TH RD REDGRANITE WI 54970-7043	4,387.133	5.22%
LIFECYCLE 2025 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,179.172	27.78%

60

	Share				Percentage of
Portfolio Name	Class	Shareholder Name	Address	Number of Shares	Ownership
LIFECYCLE 2025 PORTFOLIO	B	E TRADE CLEARING LLC IRA CUSTODIAN	PO BOX 1542 MERRIFIELD VA 22116-1542	4,769.202	13.02%
LIFECYCLE 2025 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF TAMMY L SUTTON	525 AVIS ST ROCHESTER NY 14615-3307	2,332.688	6.37%
LIFECYCLE 2025 PORTFOLIO	B	DAVENPORT & CO LLC MISSY L DEREGIBUS IRA	709 HIGH ST FARMVILLE VA 23901-1817	2,238.108	6.11%
LIFECYCLE 2025 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,179.172	34.31%
LIFECYCLE 2025 PORTFOLIO	C	FIRST CLEARING LLC KIMBERLEE S YEAKLEY BENEFICIARY IRA	386 S LIMUEL CT WICHITA KS 67235-2000	4,027.893	13.58%
LIFECYCLE 2025 PORTFOLIO	C	NFS LLC FEBO NFS/FMTC R/O IRA FBO JAMES R ROBINSON	5506 CHENAULT DR MODESTO CA 95356-8816	2,192.982	7.39%
LIFECYCLE 2025 PORTFOLIO	C	STEPHENS INC	111 CENTER ST LITTLE ROCK AR 72201-4401	1,906.578	6.43%
LIFECYCLE 2025 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE ROTH IRA OF TIFFANY MITCHUM	27308 ESCONDIDO BEACH RD MALIBU CA 90265-4319	1,729.608	5.83%
LIFECYCLE 2025 PORTFOLIO	R	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,178.343	91.58%
LIFECYCLE 2025 PORTFOLIO	R1	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,182.515	99.40%
LIFECYCLE 2025 PORTFOLIO	R2	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,186.686	36.27%
LIFECYCLE 2025 PORTFOLIO	R2	MG TRUST COMPANY TRUSTEE PAIDON PRODUCTS CO, INC 401(K)	700 17TH ST STE 150 DENVER CO 80202-3502	6,416.338	22.85%
LIFECYCLE 2025 PORTFOLIO	R2	NFS LLC FEBO FIRST AMERICAN BANK TTEE STARK BK GRP LTD 401K PFT SHRING PL	12333 UNIVERSITY AVENUE CLIVE IA 50325	6,220.157	22.15%
LIFECYCLE 2025 PORTFOLIO	R2	MG TRUST COMPANY CUST FBO MID MARYLAND ORAL AND MAXILLOFACIAL	700 17TH ST STE 300 DENVER CO 80202-3531	4,231.890	15.07%
LIFECYCLE 2025 PORTFOLIO	R3	COUNSEL TRUST DBA MID ATLANTIC TRUSTCO FBO NANOSCALE CORP 401K PLAN	1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	11,548.573	39.93%

61

	Share				Percentage of
Portfolio Name	Class	Shareholder Name	Address	Number of Shares	Ownership
LIFECYCLE 2025 PORTFOLIO	R3	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,184.181	35.21%
LIFECYCLE 2025 PORTFOLIO	R3	MG TRUSTCO CUST FBO ANDERSON AUTOMOTIVE GROUP	700 17TH ST STE 300 DENVER CO 80202-3531	7,189.538	24.86%
LIFECYCLE 2025 PORTFOLIO	R4	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,189.191	100.00%
LIFECYCLE 2025 PORTFOLIO	R5	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,194.201	97.57%
LIFECYCLE 2030 PORTFOLIO	A	MG TRUST CUSTODIAN FBO EDELBROCK CORP 401(K)	700 17TH ST STE 150 DENVER CO 80202-3502	67,139.297	44.20%
LIFECYCLE 2030 PORTFOLIO	A	JOHN C SAWYER MARTHA C SAWYER JT WROS	500 OCEAN ST APT 155 HYANNIS MA 02601-4766	28,238.184	18.59%
LIFECYCLE 2030 PORTFOLIO	A	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,208.986	6.72%
LIFECYCLE 2030 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,197.300	31.61%
LIFECYCLE 2030 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE ROLLOVER IRA OF NATHALIE M KIRSOPP	214 MACK RD LEBANON CT 06249-1720	4,403.620	13.65%
LIFECYCLE 2030 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE ROLLOVER IRA OF MATTHEW D WATTERS	2811 MISSENDEN ST NW NORTH CANTON OH 44720-8214	3,279.859	10.17%
LIFECYCLE 2030 PORTFOLIO	B	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	2,146.210	6.65%
LIFECYCLE 2030 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,197.300	18.81%
LIFECYCLE 2030 PORTFOLIO	C	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	9,746.589	17.98%
LIFECYCLE 2030 PORTFOLIO	C	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	4,873.294	8.99%
LIFECYCLE 2030 PORTFOLIO	C	E TRADE CLEARING LLC	PO BOX 989030 W SACRAMENTO CA 95798-9030	4,299.226	7.93%
LIFECYCLE 2030 PORTFOLIO	C	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	3,898.635	7.19%

62

	Share				Percentage of
Portfolio Name	Class	Shareholder Name	Address	Number of Shares	Ownership
LIFECYCLE 2030 PORTFOLIO	R	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,196.472	73.64%
LIFECYCLE 2030 PORTFOLIO	R	MG TRUST COMPANY CUST FBO GREG A VIETRI INC	700 17TH ST STE 300 DENVER CO 80202-3531	1,887.025	13.63%
LIFECYCLE 2030 PORTFOLIO	R	MG TRUST COMPANY CUST FBO DUPUY’S ANIMAL HOSPITAL, APVMC	700 17TH ST STE 300 DENVER CO 80202-3531	1,348.042	9.74%
LIFECYCLE 2030 PORTFOLIO	R1	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,200.643	87.13%
LIFECYCLE 2030 PORTFOLIO	R1	MG TRUST COMPANY CUST FBO BELLEVUE PROPERTIES MANAGEMENT GROUP	700 17TH ST STE 300 DENVER CO 80202-3531	1,193.981	10.20%
LIFECYCLE 2030 PORTFOLIO	R2	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,204.825	63.71%
LIFECYCLE 2030 PORTFOLIO	R2	AST CAPITAL TRUSTCO OF DE TTEE FBO PARKWAY BANCORP 401K	PO BOX 52129 PHOENIX AZ 85072-2129	5,492.197	34.29%
LIFECYCLE 2030 PORTFOLIO	R3	MG TRUST COMPANY CUST FBO M S BENBOW & ASSOCIATES	700 17TH ST STE 300 DENVER CO 80202-3531	17,799.496	40.19%
LIFECYCLE 2030 PORTFOLIO	R3	NFS LLC FEBO RELIANCE TRUST TTEE ADVANCED AUTOMATION LP 401K PL	640 RICE BLVD EXTON PA 19341-1144	16,147.276	36.46%
LIFECYCLE 2030 PORTFOLIO	R3	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,202.310	23.04%
LIFECYCLE 2030 PORTFOLIO	R4	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,207.320	100.00%
LIFECYCLE 2030 PORTFOLIO	R5	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,212.320	99.02%
LIFECYCLE 2035 PORTFOLIO	A	MG TRUST CUSTODIAN FBO EDELBROCK CORP 401(K)	700 17TH ST STE 300 DENVER CO 80202-3531	12,757.608	17.22%
LIFECYCLE 2035 PORTFOLIO	A	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	10,324.487	13.94%
LIFECYCLE 2035 PORTFOLIO	A	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,155.653	13.71%

63

	Share				Percentage of
Portfolio Name	Class	Shareholder Name	Address	Number of Shares	Ownership
LIFECYCLE 2035 PORTFOLIO	A	MG TRUST CUSTODIAN FBO EDELBROCK FOUNDRY CORP 401(K)	700 17TH ST STE 300 DENVER CO 80202-3531	7,550.495	10.19%
LIFECYCLE 2035 PORTFOLIO	A	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF CHRISTY LACE GREENE	548 CALLE MAYOR REDONDO BEACH CA 90277-6418	4,055.479	5.47%
LIFECYCLE 2035 PORTFOLIO	A	MG TRUST CUSTODIAN FBO MED STAFF INC 401K PLAN	700 17TH ST STE 150 DENVER CO 80202-3502	3,825.392	5.16%
LIFECYCLE 2035 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,144.056	22.29%
LIFECYCLE 2035 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO PEMBROKE VETERINARY CLINIC SIM IRA VICTORIA JOHNSON	212 MANN DR CHESAPEAKE VA 23322-5216	7,206.289	15.83%
LIFECYCLE 2035 PORTFOLIO	B	PERSHING LLC	P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6,102.991	13.41%
LIFECYCLE 2035 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE SAR SEP OF CASEY ANIMAL HOSPITAL FBO AMY L HARRELL	350 N LIBERTY SPRING RD SUFFOLK VA 23434-8637	4,356.387	9.57%
LIFECYCLE 2035 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF JAMES F PRICE JR	PO BOX 8003 ROCK HILL SC 29732-8003	3,348.475	7.36%
LIFECYCLE 2035 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,144.056	31.32%
LIFECYCLE 2035 PORTFOLIO	C	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	4,244.482	13.11%
LIFECYCLE 2035 PORTFOLIO	C	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	2,223.310	6.86%
LIFECYCLE 2035 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF TREVOR S JOHNSTONE	6495 YELLOW BIRD DR RENO NV 89523-1915	2,155.464	6.66%
LIFECYCLE 2035 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE ROTH IRA OF DENISE MAGNUS	105 ROBINS RUN W SWEDESBORO NJ 08085-1342	1,919.199	5.93%
LIFECYCLE 2035 PORTFOLIO	C	AMERICAN ENTERPRISE INVESTMENT SVCS	P.O. BOX 9446 MINNEAPOLIS MN 55474-0001	1,819.836	5.62%

64

	Share				Percentage of
Portfolio Name	Class	Shareholder Name	Address	Number of Shares	Ownership
LIFECYCLE 2035 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF HEATHER MCMILLEN	1602 WINDLEA DR EULESS TX 76040-4015	1,740.191	5.37%
LIFECYCLE 2035 PORTFOLIO	C	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	1,679.537	5.19%
LIFECYCLE 2035 PORTFOLIO	C	FIRST CLEARING LLC MICHAEL LYNCH IRA FCC AS CUSTODIAN	9771 SE HIGHWAY 464C OCKLAWAHA FL 32179-4113	1,623.611	5.01%
LIFECYCLE 2035 PORTFOLIO	R	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,143.243	91.67%
LIFECYCLE 2035 PORTFOLIO	R1	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,147.377	97.38%
LIFECYCLE 2035 PORTFOLIO	R2	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,151.520	72.96%
LIFECYCLE 2035 PORTFOLIO	R2	AST CAPITAL TRUSTCO OF DE TTEE FBO PARKWAY BANCORP 401K	PO BOX 52129 PHOENIX AZ 85072-2129	2,744.095	19.72%
LIFECYCLE 2035 PORTFOLIO	R2	MG TRUST COMPANY TRUSTEE PROAPTIVE CORPORATION	700 17TH ST STE 300 DENVER CO 80202-3531	776.804	5.58%
LIFECYCLE 2035 PORTFOLIO	R3	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,149.022	86.76%
LIFECYCLE 2035 PORTFOLIO	R3	COUNSEL TRUST DBA MID ATLANTIC TRUSTCO FBO NANOSCALE CORP 401K PLAN	1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	1,548.250	13.24%
LIFECYCLE 2035 PORTFOLIO	R4	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,154.008	100.00%
LIFECYCLE 2035 PORTFOLIO	R5	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,158.974	93.17%
LIFECYCLE 2035 PORTFOLIO	R5	UNIVEST BANK & TRUST ATTN TRUST	14 N MAIN ST SOUDERTON PA 18964-1713	637.154	5.84%
LIFECYCLE 2040 PORTFOLIO	A	MG TRUST CUSTODIAN FBO EDELBROCK CORP 401(K)	700 17TH ST STE 300 DENVER CO 80202-3531	15,556.963	19.11%

65

	Share				Percentage of
Portfolio Name	Class	Shareholder Name	Address	Number of Shares	Ownership
LIFECYCLE 2040 PORTFOLIO	A	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF DAVID POTTIER DECEASED DANIEL A POTTIER BENE	81 HOWLAND RD ASSONET MA 02702-1563	13,356.781	16.41%
LIFECYCLE 2040 PORTFOLIO	A	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,218.150	12.55%
LIFECYCLE 2040 PORTFOLIO	A	MURRAY AND MACDONALD INS SERVICES ATTN DOUGLAS D MACDONALD	406 JONES RD FALMOUTH MA 02540-3913	7,413.181	9.11%
LIFECYCLE 2040 PORTFOLIO	A	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	7,198.976	8.84%
LIFECYCLE 2040 PORTFOLIO	A	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF LISA M LYMAN	16 PARTRIDGE RUN AMHERST NY 14228-1012	6,688.926	8.22%
LIFECYCLE 2040 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,206.485	46.35%
LIFECYCLE 2040 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE SAR SEP IRA OF FRIENDSHIP VETERINARY HOSPITAL FBO LESLIE N MANNING	1052 HONEYCUTT WAY VIRGINIA BCH VA 23464-8932	4,525.342	20.55%
LIFECYCLE 2040 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF TIFFONY SCHINDLER	13 14 PLAZA RD FAIRLAWN NJ 07410-3310	1,705.409	7.74%
LIFECYCLE 2040 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,206.485	65.14%
LIFECYCLE 2040 PORTFOLIO	C	FIRST CLEARING LLC TIMOTHY KINDEM ROTH IRA FCC AS CUSTODIAN	3522 22ND AVE S MINNEAPOLIS MN 55407-2439	1,458.045	9.30%
LIFECYCLE 2040 PORTFOLIO	R	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,205.667	93.75%
LIFECYCLE 2040 PORTFOLIO	R1	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,209.825	73.28%
LIFECYCLE 2040 PORTFOLIO	R1	MG TRUST COMPANY CUST FBO BELLEVUE PROPERTIES MANAGEMENT GROUP	700 17TH ST STE 300 DENVER CO 80202-3531	3,633.647	26.08%

66

	Share				Percentage of
Portfolio Name	Class	Shareholder Name	Address	Number of Shares	Ownership
LIFECYCLE 2040 PORTFOLIO	R2	AST CAPITAL TRUSTCO OF DE TTEE FBO PARKWAY BANCORP 401K	PO BOX 52129 PHOENIX AZ 85072-2129	14,485.610	54.29%
LIFECYCLE 2040 PORTFOLIO	R2	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,214.002	38.28%
LIFECYCLE 2040 PORTFOLIO	R3	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,211.480	64.93%
LIFECYCLE 2040 PORTFOLIO	R3	MG TRUSTCO CUST FBO ANDERSON AUTOMOTIVE GROUP	700 17TH ST STE 300 DENVER CO 80202-3531	2,691.224	17.11%
LIFECYCLE 2040 PORTFOLIO	R3	MG TRUST COMPANY CUST FBO M S BENBOW & ASSOCIATES	700 17TH ST STE 300 DENVER CO 80202-3531	2,226.917	14.16%
LIFECYCLE 2040 PORTFOLIO	R4	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,216.495	100.00%
LIFECYCLE 2040 PORTFOLIO	R5	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,221.480	97.28%
LIFECYCLE 2045 PORTFOLIO	A	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	44,483.986	32.77%
LIFECYCLE 2045 PORTFOLIO	A	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	44,483.986	32.77%
LIFECYCLE 2045 PORTFOLIO	A	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF DONALD P PROULX	8132 HILLANDALE DR SAN DIEGO CA 92120-1617	10,392.178	7.66%
LIFECYCLE 2045 PORTFOLIO	A	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,235.132	7.54%
LIFECYCLE 2045 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,223.454	59.59%
LIFECYCLE 2045 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF ZOE K MICKE	1103 TWILIGHT DE PERE WI 54115-1361	2,200.747	12.83%
LIFECYCLE 2045 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO PEMBROKE VETERINARY CLINIC SIM IRA BRIAN WATSON	1309 EAGLES TRACE PATH APT A CHESAPEAKE VA 23320-1120	1,013.786	5.91%
LIFECYCLE 2045 PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO PEMBROKE VETERINARY CLINIC SIM IRA TINA NOVAKOVICH	3206 DUNNBURY CT VIRGINIA BEACH VA 23453-3006	958.026	5.58%

67

	Share				Percentage of
Portfolio Name	Class	Shareholder Name	Address	Number of Shares	Ownership
LIFECYCLE 2045 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,223.454	60.80%
LIFECYCLE 2045 PORTFOLIO	C	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	1,749.117	10.40%
LIFECYCLE 2045 PORTFOLIO	C	JOHN HANCOCK LIFE INSURANCE CO CUSTODIAN FOR THE IRA OF PATRICK D SANDOVAL	13714 HILLINGDALE LN HOUSTON TX 77070-3753	1,013.632	6.03%
LIFECYCLE 2045 PORTFOLIO	C	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	977.517	5.81%
LIFECYCLE 2045 PORTFOLIO	R	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,222.624	87.22%
LIFECYCLE 2045 PORTFOLIO	R	MG TRUST COMPANY CUST FBO GREG A VIETRI INC	700 17TH ST STE 300 DENVER CO 80202-3531	1,287.810	10.99%
LIFECYCLE 2045 PORTFOLIO	R1	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,226.800	97.24%
LIFECYCLE 2045 PORTFOLIO	R2	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,230.976	70.32%
LIFECYCLE 2045 PORTFOLIO	R2	NFS LLC FEBO FIRST AMERICAN BANK TTEE STARK BK GRP LTD 401K PFT	SHRING PL 12333 UNIVERSITY AVENUE CLIVE IA 50325	3,487.585	23.97%
LIFECYCLE 2045 PORTFOLIO	R3	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,228.459	93.95%
LIFECYCLE 2045 PORTFOLIO	R4	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,233.473	100.00%
LIFECYCLE 2045 PORTFOLIO	R5	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,238.468	100.00%
LIFECYCLE RETIREMENT PORTFOLIO	A	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	73,346.073	12.27%
LIFECYCLE RETIREMENT PORTFOLIO	A	MG TRUST CUSTODIAN FBO EDELBROCK CORP 401(K)	700 17TH ST STE 150 DENVER CO 80202-3502	47,208.026	7.90%

68

	Share				Percentage of
Portfolio Name	Class	Shareholder Name	Address	Number of Shares	Ownership
LIFECYCLE RETIREMENT PORTFOLIO	A	JANNEY MONTGOMERY SCOTT LLC STEPHANIE S COLEMAN	1801 MARKET ST PHILADELPHIA PA 19103-1628	43,093.454	7.21%
LIFECYCLE RETIREMENT PORTFOLIO	B	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	11,054.953	25.27%
LIFECYCLE RETIREMENT PORTFOLIO	B	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,267.418	23.47%
LIFECYCLE RETIREMENT PORTFOLIO	B	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	4,775.549	10.92%
LIFECYCLE RETIREMENT PORTFOLIO	B	JANNEY MONTGOMERY SCOTT LLC CHRISTINE J FLYNN IRA	1801 MARKET ST PHILADELPHIA PA 19103-1628	4,571.027	10.45%
LIFECYCLE RETIREMENT PORTFOLIO	B	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	4,382.785	10.02%
LIFECYCLE RETIREMENT PORTFOLIO	C	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	24,675.026	8.62%
LIFECYCLE RETIREMENT PORTFOLIO	C	FIRST CLEARING LLC ANTHONY STEROS IRA FCC AS CUSTODIAN	11 ALBEMARLE RD E BRUNSWICK NJ 08816-4214	23,561.734	8.23%
LIFECYCLE RETIREMENT PORTFOLIO	C	FRANK A MOORE TTEE F A MOORE MD PC PSP	240 VERDE PL MEDFORD OR 97504-7669	22,208.339	7.76%
LIFECYCLE RETIREMENT PORTFOLIO	C	FIRST CLEARING LLC WILLIAM F DE SPAGNA IRA FCC AS CUSTODIAN	7 LOST POND CT HUNTINGTN STA NY 11746-4717	21,797.042	7.62%
LIFECYCLE RETIREMENT PORTFOLIO	C	NFS LLC FEBO KEVIN A GROS CHANTISE W GROS	PO BOX 1412 LAROSE LA 70373-1412	14,406.211	5.03%
LIFECYCLE RETIREMENT PORTFOLIO	R	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,284.530	100.00%
LIFECYCLE RETIREMENT PORTFOLIO	R1	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,307.879	100.00%
LIFECYCLE RETIREMENT PORTFOLIO	R2	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,331.253	92.42%
LIFECYCLE RETIREMENT PORTFOLIO	R3	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,312.175	99.63%
LIFECYCLE RETIREMENT PORTFOLIO	R4	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,337.593	99.74%
LIFECYCLE RETIREMENT PORTFOLIO	R5	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	10,363.112	100.00%

69

	Share				Percentage of
Portfolio Name	Class	Shareholder Name	Address	Number of Shares	Ownership
QUANTITATIVE ALL CAP	A	JOHN HANCOCK LIFE INSURANCE CO ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	125,685.441	100.00%
QUANTITATIVE ALL CAP	B	JOHN HANCOCK LIFE INSURANCE CO ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	125,279.720	100.00%
QUANTITATIVE ALL CAP	B	JOHN HANCOCK LIFE INSURANCE CO ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	125,279.720	100.00%
QUANTITATIVE ALL CAP	C	JOHN HANCOCK LIFE INSURANCE CO ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	125,279.720	100.00%
QUANTITATIVE ALL CAP	I	JOHN HANCOCK LIFE INSURANCE CO ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-2804	125,859.306	100.00%
A person that holds more than 25% of the voting securities of a fund may be deemed to be a control person of the fund.
INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES
The Advisory Agreement
Each Fund has entered into an investment management contract (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser provides supervision over all aspects of each Fund’s operations except those that are delegated to a custodian, transfer agent or other agent. Subject to the general supervision of the Trustees, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each Fund and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees. The Adviser may elect directly to manage the investment and reinvestment of the assets of the Funds, subject to the approval of the Trustees. In directly managing the assets, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement.
JHF II bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a Fund’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser’s employees rendering such services to the Funds); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the Fund, the Adviser or any of their affiliates); expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.
Adviser Compensation. As compensation for its services, the Adviser receives a fee from the Funds, computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the current value of the “aggregate net assets” of the Fund. “Aggregate net assets” of a Fund include the net assets of the Fund and, in most cases, the net

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assets of one or more other Funds (or portions thereof), but in each case only for the period during which the subadviser to the Fund also serves as the subadviser to the other Fund(s) (or portions thereof). The fee for each Fund is based on the applicable annual rate for it which for each day is equal to: (i) the sum of the amounts determined by applying the annual percentage rates for the Fund to the applicable portions of aggregate net assets divided by; (ii) aggregate net assets (the “Applicable Annual Fee Rate”). The fee for each Fund is accrued and paid daily to the Adviser for each calendar day. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the Fund. The management fees each Fund currently is obligated to pay the Adviser are as set forth in its Prospectus.
From time to time, the Adviser may reduce its fee or make other arrangements to limit a Fund’s expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund’s annual expenses fall below this limit.
Securities held by a Fund may also be held by other Funds or investment advisory clients for which the Adviser, a subadviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or subadviser for a fund or for other funds or clients for which the Adviser or subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or subadviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.
For the last two fiscal years ended August 31, the aggregate investment advisory fee paid by the series of JHF II listed below under the fee schedule then in effect, absent the expense limitation provision, was $194,637,088 in 2007 and $118,211,562 in 2006, and the fees were allocated among the Funds as follows:

	Year Ended August 31, 2007			Year Ended August 31, 2006
Funds:	Gross Fees	Waivers	Net Fees	Gross Fees	Waivers	Net Fees
Absolute Return Portfolio	$11,069	$(60,630)	$(49,561)	$1,851	$(32,257)	$(30,406)
Active Bond Fund	$3,013,404	$0	$3,013,404	$1,993,572	$0	$1,993,572
All Cap Core Fund	$2,920,040	$0	$2,920,040	$696,524	$0	$696,524
All Cap Growth Fund	$1,365,087	$0	$1,365,087	$1,067,591	$0	$1,067,591
All Cap Value Fund	$1,616,391	$0	$1,616,391	$1,361,949	$0	$1,361,949
Blue Chip Growth Fund	$12,266,999	$(445,218)	$11,821,781	$7,797,684	$(158,836)	$7,638,848
Capital Appreciation Fund	$4,121,655	$0	$4,121,655	$2,309,140	$0	$2,309,140
Core Allocation Plus Fund	NA	NA	NA	NA	NA	NA
Core Bond Fund	$1,532,955	$0	$1,532,955	$1,009,020	$0	$1,009,020
Core Equity Fund	$5,675,941	$0	$5,675,941	$3,425,926	$0	$3,425,926
Dynamic Growth Fund	NA	NA	NA	NA	NA	NA
Emerging Growth Fund	$1,503,124	$0	$1,503,124	$1,183,968	$0	$1,183,968
Emerging Markets Value Fund	$1,237,155	$0	$1,237,155	NA	NA	NA
Emerging Small Company Fund	$506,778	$(556)	$506,222	$492,869	$(82,214)	$410,655
Equity-Income Fund	$6,920,388	$(251,500)	$6,668,888	$5,312,140	$(108,998)	$5,203,142
Floating Rate Income Fund	NA	NA	NA	NA	NA	NA
Fundamental Value Fund	$7,089,403	$0	$7,089,403	$4,358,268	$0	$4,358,268
Global Allocation Fund	NA	NA	NA	NA	NA	NA

71

	Year Ended August 31, 2007			Year Ended August 31, 2006
Funds:	Gross Fees	Waivers	Net Fees	Gross Fees	Waivers	Net Fees
Global Bond Fund	$4,914,310	$0	$4,914,310	$3,204,729	$0	$3,204,729
Global Fund	NA	NA	NA	NA	NA	NA
Global Real Estate Fund	$3,961,060	$0	$3,961,060	$1,054,022	$0	$1,054,022
High Income Fund	$2,355,822	$0	$2,355,822	$630,943	$0	$630,943
Income Fund	NA	NA	NA	NA	NA	NA
Index 500 Fund	$174,303	$(26,983)	$147,320	NA	NA	NA
High Yield Fund	$9,383,099	$0	$9,383,099	$7,302,813	$0	$7,302,813
International Equity Index Fund	$2,005,726	$0	$2,005,726	$1,006,407	$0	$1,006,407
International Opportunities Fund	$6,044,755	$0	$6,044,755	$3,501,613	$0	$3,501,613
International Small Cap Fund	$4,273,565	$0	$4,273,565	$3,650,938	$0	$3,650,938
International Small Company Fund	$2,550,825	$0	$2,550,825	$691,238	$0	$691,238
International Value Fund	$9,445,903	$(161,204)	$9,284,699	$6,610,387	$(136,471)	$6,473,916
Investment Quality Bond Fund	$869,151	$0	$869,151	$606,718	$0	$606,718
Large Cap Fund	$1,945,488	$0	$1,945,488	$1,179,335	$0	$1,179,335
Large Cap Value Fund	$3,900,589	$0	$3,900,589	$1,388,690	$0	$1,388,690
Lifecycle 2010 Portfolio	$5,178	$(123,934)	$(118,756)	NA	NA	NA
Lifecycle 2015 Portfolio	$9,868	$(118,166)	$(108,298)	NA	NA	NA
Lifecycle 2020 Portfolio	$12,542	$(115,869)	$(103,327)	NA	NA	NA
Lifecycle 2025 Portfolio	$12,472	$(115,285)	$(102,813)	NA	NA	NA
Lifecycle 2030 Portfolio	$9,001	$(119,412)	$(110,411)	NA	NA	NA
Lifecycle 2035 Portfolio	$6,981	$(121,921)	$(114,940)	NA	NA	NA
Lifecycle 2040 Portfolio	$4,421	$(124,781)	$(120,360)	NA	NA	NA
Lifecycle 2045 Portfolio	$4,221	$(125,508)	$(121,287)	NA	NA	NA
Lifecycle 2050 Portfolio	NA	NA	NA	NA	NA	NA
Lifecycle Retirement Portfolio	$27,779	$(123,334)	$(95,555)	NA	NA	NA
Mid Cap Index Fund	$1,992,906	$0	$1,992,906	$407,633	$(1,219)	$406,414
Mid Cap Intersection Fund	$968,135	$0	$968,135	NA	NA	NA
Mid Cap Stock Fund	$3,265,240	$0	$3,265,240	$1,961,977	$0	$1,961,977
Mid Cap Value Equity Fund	$1,041,093	$0	$1,041,093	$267,535	$0	$267,535
Mid Cap Value Fund	$1,733,794	$0	$1,733,794	$1,341,196	$0	$1,341,196
Money Market Fund	NA	NA	NA	NA	NA	NA
Natural Resources Fund	$8,826,807	$0	$8,826,807	$5,990,651	$0	$5,990,651
Optimized Value Fund (formerly Quantitative Value Fund)	$4,311,789	$0	$4,311,789	$2,222,866	$0	$2,222,866
Quantitative All Cap Fund	$40,559	$(53,054)	$(12,495)	$3,295	$(23,320)	$(20,025)
Quantitative Mid Cap Fund	$1,269,660	$0	$1,269,660	$1,165,041	$0	$1,165,041

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	Year Ended August 31, 2007			Year Ended August 31, 2006
Funds:	Gross Fees	Waivers	Net Fees	Gross Fees	Waivers	Net Fees
Real Estate Equity Fund	$2,371,078	$(91,163)	$2,279,915	$755,255	$(16,911)	$738,344
Real Estate Securities Fund	$1,358,136	$0	$1,358,136	$2,822,723	$0	$2,822,723
Real Return Bond Fund	$5,872,528	($38,575)	$5,833,953	$3,735,458	$0	$3,735,458
Science & Technology Fund	NA	NA	NA	NA	NA	NA
Small Cap Fund	$2,137,557	$0	$2,137,557	$1,508,791	$0	$1,508,791
Small Cap Growth Fund	NA	NA	NA	NA	NA	NA
Small Cap Index Fund	$599,166	$0	$599,166	$337,795	$(10,729)	$327,066
Small Cap Opportunities Fund	$2,547,758	$0	$2,547,758	$2,050,099	$0	$2,050,099
Small Cap Value Fund	NA	NA	NA	NA	NA	NA
Small Company Fund	$1,088,485	$0	$1,088,485	$740,735	$0	$740,735
Small Company Growth Fund	$1,238,892	$0	$1,238,892	$538,487	$0	$538,487
Small Company Value Fund	$4,511,784	$(206,663)	$4,305,121	$3,103,883	$(80,667)	$3,023,216
Spectrum Income Fund	$6,576,186	$(208,169)	$6,368,017	$4,104,484	$(74,483)	$4,030,001
Strategic Bond Fund	$2,603,060	$0	$2,603,060	$2,413,625	$0	$2,413,625
Strategic Income Fund	$2,447,867	$0	$2,447,867	$642,275	$0	$642,275
Total Bond Market Fund	$218,143	$(25,861)	$192,282	NA	NA	NA
Total Return Fund	$9,530,626	$0	$9,530,626	$6,231,441	$0	$6,231,441
Total Stock Market Index Fund	NA	NA	NA	NA	NA	NA
U.S. Global Leaders Growth Fund	$4,030,181	$0	$4,030,181	$2,448,474	$0	$2,448,474
U.S. Government Securities Fund	$1,275,931	$0	$1,275,931	$1,032,998	$0	$1,032,998
U.S. High Yield Bond Fund	$2,545,950	$0	$$2,545,950	$1,287,281	$0	$1,287,281
U.S. Multi-Sector Fund	$10,930,532	$0	$10,930,532	$6,923,232	$0	$6,923,232
Value Fund	$52,126	$(28,756)	$23,370	NA	NA	NA
Value & Restructuring Fund	$2,950,143	$0	$2,950,143	$1,514,336	$0	$1,514,336
Vista Fund	$1,338,288	$0	$1,338,288	$821,661	$0	$821,661
The Subadvisory Agreements
Duties of the Subadvisers. Under the terms of each of the current subadvisory agreements, including the sub-subadvisory agreement with Western Asset Management Company Limited (“WAMCL”) and the Deutsche Subadvisory Consulting Agreement, the subadviser manages the investment and reinvestment of the assets of the assigned portfolios, subject to the supervision of JHF II’s Board of Trustees and the Adviser. In the case of the WAMCL sub-subadvisory agreement and the Deutsche Subadvisory Consulting Agreement and the MFC Global (U.S.) sub-subadvisory agreement, the activities of the subadviser are also subject to the supervision of Western Asset Management Company and MFC Global U.S.A. The subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in the Prospectus. Each subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Trustees with respect to the implementation of such programs. (In the case of the Deutsche Subadvisory Consulting Agreement for the Portfolios, Deutsche Investment Management Americas Inc. (“DeAM”) does not purchase and sell securities but rather provides information and services to MFC Global U.S.A. to assist MFC Global U.S.A. in this process as noted below). Each subadviser, at its expense, furnishes all necessary

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investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned portfolios.
Subadvisory Fees. As compensation for their services, the subadvisers receive fees from the Adviser computed separately for each Fund. In respect of the sub-subadvisory agreements and the subadvisory consulting agreement, the fees are paid by the subadviser to the entity providing the consulting services as described below.
DeAM Subadvisory Consulting Agreement for the Portfolios. The Prospectuses refer to a subadvisory consulting agreement between MFC Global U.S.A. and DeAM for the provision of subadvisory consulting services to MFC Global U.S.A. in regards to the Portfolios. A portion of the subadvisory fee paid to MFC Global U.S.A. by the Adviser is paid by MFC Global U.S.A. to DeAM. The Portfolios do not incur any expenses in connection with DeAM’s services other than the advisory fee.
The information and services DeAM provides to MFC Global U.S.A. pursuant to the Subadvisory Consulting Agreement for the Portfolios are as follows:
DeAM will provide MFC Global U.S.A. the following information and services as may be requested by MFC Global U.S.A. from time to time:
•	calculate the probability that the subadvisers to the non-Portfolios outperform their performance benchmarks;

•	perform statistical performance analysis of historical manager returns for managers that MFC Global U.S.A. would like to include in its potential line up on a quarterly basis;

•	using DeAM’s proprietary optimization technology, DeAM will seek to optimize the Portfolios investments consistent with the performance objective specified by the subadviser (i.e. the probability of out-performing a benchmark, minimum shortfall relative to the benchmark, and specification of the benchmark for each Portfolio, and any constraints that MFC Global U.S.A. may specify on allocations to non-Portfolios) on a quarterly basis; and

•	consult with MFC Global U.S.A. to explain proposed allocations on a quarterly basis and review past performance of the Portfolios provided that DeAM is given information on the performance of these Portfolios and the actual allocations implemented.
MFC Global U.S. Sub-Subadvisory Agreement. The Prospectus refers to a sub-subadvisory agreement between MFC Global U.S. and MFC Global U.S.A., affiliates, under which MFC Global (U.S.) serves as sub-subadviser for the Lifecycle Retirement Portfolio and Absolute Return Portfolio. Under that agreement, MFC Global U.S. provides certain investment advisory services to MFC Global U.S.A. with its management of the Portfolios.
WAMCL Sub-Subadvisory Agreement. The Prospectus refers to a sub-subadvisory agreement between Western Asset Management Company and WAMCL which is subject to certain conditions as set forth in the Prospectus. Under that agreement WAMCL provides certain investment advisory services to Western Asset Management Company relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Strategic Bond Fund and the High Yield Fund.
Fee Paid to WAMCL. Western Asset Management Company pays WAMCL, as full compensation for all services provided under the sub-subadvisory agreement, a portion of its subadvisory fee. JHF II does not incur any expenses in connection with WAMCL’s services other than the advisory fee.
Davis Administrative Service Agreement. The Adviser entered into an Administrative Service Agreement with Davis Selected Advisers, L.P. (“Davis”) pursuant to which Davis paid the Adviser an administrative service fee of .05% of the average net assets of the Fundamental Value Fund for administrative and investor support services provided by the Adviser to these Funds. This agreement was terminated effective October 16, 2005. For the year ended December 31, 2005, Davis paid the Adviser $431,806 under this agreement.
Business Arrangement Between the Adviser and Grantham, Mayo, Van Otterloo & Co., LLC (“GMO”). GMO is the subadviser to a number of Funds of JHF II, including the U.S. Multi Sector Fund. As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not JHF II or the U.S. Multi Sector Fund) will pay GMO $1 million if the GMO subadvisory agreement for the U.S. Multi Sector Fund is terminated within a five year period from the date of its effectiveness.

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The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to the U.S. Multi Sector Fund and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement for the U.S. Multi Sector Fund or to reduce any of the fees payable thereunder to GMO for a five year period from the date of its effectiveness. Substantially similar agreements (with varying amounts to be paid upon termination) apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Funds are not a party to any of these arrangements, and they are not binding upon the Funds, or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements, including the subadvisory agreement for the U.S. Multi Sector Fund, for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the GMO subadvisory agreement for the U.S. Multi Sector Fund, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.
Business Arrangement Between MFC and Independence Investments LLC. As of May 31, 2006, Independence Investments LLC (“New Independence”), a subsidiary of Convergent Capital Management LLC (“Convergent”), is the subadviser to the Small Cap Fund. New Independence has replaced Independence Investment LLC (“Old Independence”), a subsidiary of MFC, as subadviser to the Small Cap Fund. New Independence is the successor to substantially all of the business operations of Old Independence and assumed substantially all the assets and certain of the liabilities of Old Independence pursuant to an agreement between Old Independence, New Independence, the parent of Convergent and a subsidiary of MFC.
In consideration for the transfer of assets and liabilities of Old Independence to New Independence as described above, Convergent paid MFC a specified amount at closing. MFC will also receive additional consideration on certain anniversary dates of the closing to the extent the revenue received by New Independence from the management of proprietary accounts of MFC and its affiliates or accounts for which MFC or its affiliates act as investment adviser, including the Fund, meet certain revenue targets. Consequently, while these contingent payments are not dependent upon the approval or continuation of the subadvisory agreement with respect to the Small Cap Fund, the revenues earned by New Independence as a result of its subadvisory relationship with the Small Cap Fund would count towards the revenue target necessary for MFC to earn the contingent payments. Nothing in the arrangements between MFC and Convergent imposes any limitations upon the rights of the Adviser, the Small Cap Fund’s investment adviser, to recommend termination of the subadvisory agreement with New Independence. However, these arrangements present certain conflicts of interest because MFC, as the ultimate parent entity of the Adviser, has a financial incentive to influence the Adviser to support the continuation of the subadvisory agreement with New Independence for the periods for which contingent payments may be made to MFC. In approving the new subadvisory agreement with New Independence, the Board of Trustees of JHF II, including the Independent Trustees, are aware of and considered these potential conflicts of interest. Notwithstanding the potential conflicts of interest, the Board concluded that approval of the subadvisory agreement was in the best interest of the Fund’s shareholders.
Affiliated Subadvisers. Both the Adviser and the subadvisers listed below are controlled by MFC:
MFC Global Investment Management (U.S.A.) Limited;
Declaration Management & Research LLC; and
MFC Global Investment Management (U.S.), LLC
(collectively, “Affiliated Subadvisers”).
Advisory arrangements involving Affiliated Subadvisers may present certain potential conflicts of interest. For each Fund subadvised by an Affiliated Subadviser, MFC will benefit not only from the net advisory fee retained by the Adviser but also from the subadvisory fee paid by the Adviser to the affiliated subadviser. Consequently, MFC may be viewed as benefiting financially from (i) the appointment of or continued service of Affiliated Subadvisers to manage the Funds; and (ii) the allocation of the assets of the Absolute Return Portfolio and the Lifecycle Portfolios to the Funds having affiliated subadvisers. However, both the Adviser in recommending to the Board of Trustees the appointment or continued service of Affiliated Subadvisers and MFC Global U.S.A. in allocating the assets of the Portfolios, have a fiduciary duty to act in the best interests of the Funds and their shareholders. In addition, under JHF II’s “Manager of Managers” exemptive order received from the SEC, JHF II is required to obtain shareholder approval of any subadvisory agreement appointing an Affiliated Subadviser as the subadviser to a Fund (in the case of a new Fund, the initial sole shareholder of the Fund, an affiliate of the Adviser and MFC, may provide this approval). The Independent Trustees are aware of and monitor these potential conflicts of interest.

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Additional Information Applicable To Subadvisory Agreements
Term of Each Subadvisory Agreement. Each Subadvisory Agreement will initially continue in effect as to a Fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that Fund) and thereafter if such continuance is specifically approved at least annually either: (a) by the Trustees; or (b) by the vote of a majority of the outstanding voting securities of that Fund. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements.
Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the Agreement or (b) all of the Funds of JHF II.
Failure of Shareholders to Approve Continuance of any Subadvisory Agreement. If the outstanding voting securities of any Fund fail to approve any continuance of any Subadvisory Agreement, the party may continue to act as investment subadviser with respect to such Fund pending the required approval of the continuance of such agreement or a new agreement with either that party or a different subadviser, or other definitive action.
Termination of the Agreements. The Subadvisory Agreements may be terminated at any time without the payment of any penalty on 60 days’ written notice to the other party or parties to the Agreements, and also to the relevant Fund. The following parties may terminate the agreements:
•	the Board of Trustees of a Fund;

•	with respect to any Fund, a majority of the outstanding voting securities of such Fund;

•	the Adviser; and

•	the respective subadviser.
The Subadvisory Agreements will automatically terminate in the event of their assignment.
Under certain circumstances, the termination of the subadvisory agreement with GMO with respect to the U.S. Multi-Sector Fund within five years of its effective date may result in the payment to GMO by the Adviser (and not by the Funds or the U.S. Multi Sector Fund) of a termination fee. See “The Subadvisory Agreements — Business Arrangement Between the Adviser and GMO” above.
Amendments to the Agreements. The subadvisory agreements may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the relevant Fund (except as noted below) and by the vote of a majority of the Independent Trustees of the applicable Fund, the Adviser or the subadviser.
The required shareholder approval of any amendment shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the amendment or (b) all the Funds of JHF II.
As noted under “Subadvisory Arrangements” in the Prospectus, an SEC order permits the Adviser to appoint a subadviser (other than an Affiliated Subadviser) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than for an Affiliated Subadviser) pursuant to an agreement that is not approved by shareholders.
Amount of Subadvisory Fees Paid. For the last two fiscal years ended August 31, the Adviser paid aggregate subadvisory fees of $78,894,179 in 2007 and $49,364,046 in 2006, and the fees were allocated among the Funds as follows:

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Funds	2007	2006
Absolute Return Portfolio	$8,302	$1,388
Active Bond Fund	$753,351	$498,403
All Cap Core Fund	$1,221,506	$295,699
All Cap Growth Fund	$642,292	$509,512
All Cap Value Fund	$726,957	$619,256
Blue Chip Growth Fund	$5,416,457	$3,449,307
Capital Appreciation Fund	$1,580,554	$981,964
Core Allocation Plus Fund	NA	NA
Core Bond Fund	$472,730	$330,210
Core Equity Fund	$2,389,069	$1,464,681
Dynamic Growth Fund	NA	NA
Emerging Growth Fund	$657,617	$517,986
Emerging Market Value Fund	$655,137	NA
Emerging Small Company Fund	$271,675	$268,573
Equity-Income Fund	$3,063,954	$2,354,051
Floating Rate Income Fund	NA	NA
Fundamental Value Fund	$2,905,978	$1,800,344
Global Allocation Fund	NA	NA
Global Bond Fund	$1,755,110	$1,144,546
Global Fund	NA	NA
Global Real Estate Fund	$2,056,677	$551,348
High Income Fund	$792,382	$217,292
High Yield Fund	$2,962,670	$2,332,955
Income Fund	NA	NA
Index 500 Fund	$4,943	NA
International Equity Index Fund	$312,100	$159,447
International Opportunities Fund	$2,934,851	$1,753,126
International Small Cap Fund	$2,168,364	$1,860,571
International Small Company Fund	$1,379,658	$377,982
International Value Fund	$4,062,056	$2,832,338
Investment Quality Bond Fund	$210,194	$151,291
Large Cap Fund	$734,995	$530,028
Large Cap Value Fund	$1,735,054	$638,616
Lifecycle 2010 Portfolio	$5,178	NA
Lifecycle 2015 Portfolio	$9,868	NA
Lifecycle 2020 Portfolio	$12,542	NA
Lifecycle 2025 Portfolio	$12,472	NA
Lifecycle 2030 Portfolio	$9,001	NA
Lifecycle 2035 Portfolio	$6,981	NA
Lifecycle 2040 Portfolio	$4,421	NA
Lifecycle 2045 Portfolio	$4,221	NA
Lifecycle 2050 Portfolio	NA	NA
Lifecycle Retirement Portfolio	$15,627	NA
Mid Cap Index Fund	$79,568	$26,640
Mid Cap Intersection Fund	$467,597	NA
Mid Cap Stock Fund	$1,509,417	$909,806
Mid Cap Value Equity Fund	$505,324	$129,946
Mid Cap Value Fund	$821,296	$634,741
Money Market Fund	NA	NA

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Funds	2007	2006
Natural Resources Fund	$4,859,797	$3,299,220
Optimized Value Fund (formerly Quantitative Value Fund)	$1,371,615	$773,292
Quantitative All Cap Fund	$14,749	$1,202
Quantitative Mid Cap Fund	$498,218	$454,554
Real Estate Equity Fund	$1,127,461	$360,272
Real Estate Securities Fund	$485,048	$1,008,115
Real Return Bond Fund	$2,078,209	$1,334,092
Science & Technology Fund	NA	NA
Small Cap Fund	$1,005,909	$710,019
Small Cap Growth Fund	NA	NA
Small Cap Index Fund	$38,972	$24,458
Small Cap Opportunities Fund	$1,384,599	$1,116,519
Small Cap Value Fund	NA	NA
Small Company Fund	$616,534	$420,651
Small Company Growth Fund	$695,551	$296,168
Small Company Value Fund	$2,524,890	$1,740,509
Spectrum Income Fund	$2,552,343	$1,606,836
Strategic Bond Fund	$865,949	$817,386
Strategic Income Fund	$874,823	$237,982
Total Bond Market Fund	$17,807	NA
Total Return Fund	$3,403,795	$2,225,515
Total Stock Market Index Fund	NA	NA
U.S. Global Leaders Growth Fund	$1,401,029	$866,337
U.S. Government Securities Fund	$334,767	$286,739
U.S. High Yield Bond Fund	$972,983	$498,821
U.S. Multi-Sector Fund	$4,420,486	$2,822,051
Value Fund	$20,355	NA
Value & Restructuring Fund	$1,331,443	$710,675
Vista Fund	$658,701	$410,586
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements of the Funds (except Floating Rate Income Fund and Core Allocation Plus Fund) is available in the annual report to shareholders for the period ended August 31, 2007. A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements of Floating Rate Income Fund and Core Allocation Plus Fund is available in the semi-annual report to shareholders for the six months ended February 28, 2007.
Other Services
Proxy Voting. Each Fund’s proxy voting policies and procedures (the “JHF II’s Procedures”) delegate to the subadviser of each Fund the responsibility to vote all proxies relating to securities held by that Fund in accordance with the subadviser’s proxy voting policies and procedures. A subadviser has a duty to vote or not vote such proxies in the best interests of the Fund it subadvises and its shareholders, and to avoid the influence of conflicts of interest. Complete descriptions of the JHF II’s Procedures and the proxy voting procedures of each of the subadvisers are set forth in Appendix D to this SAI.
It is possible that conflicts of interest could arise for a subadviser when voting proxies. Such conflicts could arise, for example, when the subadviser or its affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when a Fund, its Adviser or principal underwriter or any of their affiliates has an interest in the vote.

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In the event a subadviser becomes aware of a material conflict of interest, JHF II’s Procedures generally require the subadviser to follow any conflicts procedures that may be included in the subadvisers’ proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:
(a)	voting pursuant to the recommendation of a third party voting service;

(b)	voting pursuant to pre-determined voting guidelines; or

(c)	referring voting to a special compliance or oversight committee.
The specific conflicts procedures of each subadviser are set forth in its proxy voting procedures included in Appendix D. While these conflicts procedures may reduce the influence of conflicts of interest on proxy voting, such influence will not necessarily be eliminated.
Although the subadvisers have a duty to vote all proxies on behalf of the Fund it subadvises, it is possible that the subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the subadviser may determine that it is not in the best interests of the Fund to vote the proxies. The subadviser may also choose not to recall securities that have been lent in order to vote proxies for shares of the security since the Fund would lose security lending income if the securities were recalled.
Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (1) without charge upon request, by calling (800) 344-1029 (attention: Gordon Shone) and (2) on the SEC’s Web site at www.sec.gov.
DISTRIBUTION AGREEMENTS
Each Fund has a Distribution Agreement with John Hancock Funds, LLC, the Distributor. Under the agreement, the Distributor is obligated to use its best efforts to sell shares of the Funds. Shares of the Funds are also sold by selected broker-dealers, banks and registered investment advisers (“Selling Firms”) that have entered into selling agreements with the Distributor. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. The Distributor accepts orders for the purchase of the shares of the Funds that are continually offered at NAV next determined, plus any applicable sales charge, if any. In connection with the sale of fund shares, the Distributor and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B and Class C shares, the Selling Firm receives compensation immediately but the Distributor is compensated on a deferred basis.
The following table shows the underwriting commissions received with respect to sales of Class A shares of the Funds for the fiscal year ended August 31, 2007.

Year Ended
Funds	August 31, 2007
Absolute Return Portfolio	$0
Lifecycle 2010 Portfolio	$13,826
Lifecycle 2015 Portfolio	$16,989
Lifecycle 2020 Portfolio	$17,785
Lifecycle 2025 Portfolio	$15,386
Lifecycle 2030 Portfolio	$10,292
Lifecycle 2035 Portfolio	$9,171
Lifecycle 2040 Portfolio	$13,255
Lifecycle 2045 Portfolio	$10,290
Lifecycle 2050 Portfolio	$0
Lifecycle Retirement Portfolio	$75,720
Quantitative All Cap Fund	$0
Optimized Value Fund (formerly Quantitative Value Fund)	$0

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JHF II’s Trustees adopted Distribution Plans with respect to each class of shares (other than Class NAV shares) pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). Under the 12b-1 Plans, the Funds will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, 0.75% for Class R shares, 0.50% for Class R1 shares, 0.25% for Class R2 shares, 0.50% for Class R3 shares, 0.25% for Class R4 shares, 0.00% for Class R5 shares, and 0.05% for Class 1 of the fund’s average daily net assets attributable to shares of the respective class of shares. However, the service fees will not exceed 0.25% of the fund’s average daily net assets attributable to each class of shares. The distribution fees under the 12b-1 Plans will be paid to the Distributor. The Distributor may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of shares of the particular class, including but not limited to: (i) compensation to Selling Firms and others (including affiliates of the Distributor) that are engaged in or support the sale of Fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares. The service fees under the 12b-1 Plans may be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. The fees paid under the Class 1 shares 12b-1 Plans may also be used for certain shareholder and administrative services.
The 12b-1 Plans and all amendments were approved by the Trustees, including a majority of the Independent Trustees, by votes cast in person at meetings called for the purpose of voting on the 12b-1 Plans.
Pursuant to the 12b-1 Plans, at least quarterly, the Distributor provides the Adviser with a written report of the amounts expended under the 12b-1 Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.
The 12b-1 Plans provide that it will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The 12b-1 Plans provide that it may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of each fund’s outstanding shares of the applicable class upon 60 days’ written notice to the Distributor. The 12b-1 Plans further provides that it may not be amended to increase materially the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the relevant fund which has voting rights with respect to the 12b-1 Plans. The 12b-1 Plans provide that no material amendment to the 12b-1 Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the relevant fund. The holders of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares have exclusive voting rights with respect to the 12b-1 Plans applicable to their class of shares. In adopting the 12b-1 Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the 12b-1 Plans will benefit the holders of the applicable classes of shares of each Fund.
Class NAV shares and Class 5 shares of the Fund are not subject to any 12b-1 Plan. Expenses associated with the obligation of the Distributor to use its best efforts to sell Class NAV shares and Class 5 shares will be paid by the Adviser or by the Distributor and will not be paid from the fees paid under the 12b-1 Plan for any other class of shares.
Amounts paid to the Distributor by any class of shares of a fund will not be used to pay the expenses incurred with respect to any other class of shares of that fund; provided, however, that expenses attributable to the fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, a fund may participate in joint distribution activities with other mutual funds and the costs of those activities will be borne by each Fund in proportion to the relative NAV of the participating Fund.
The 12b-1 Plan recognizes that the Adviser may use its management fee revenue under the Advisory Agreement with the Fund as well as its past profits or other resources from any source to make payments with respect to expenses incurred in connection with the distribution of shares of the Fund. To the extent that the payment of management fees by a fund to the Adviser should be deemed to be the indirect financing of any activity primarily intended to result in the sale of shares of a class within the meaning of Rule 12b-1, such payments are deemed to be authorized by the 12b-1 Plan.
The Fund has also adopted a separate Service Plan with respect to each of its Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the “Service Plan”). The Service Plan authorizes a fund to pay securities dealers, plan

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administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the Funds a service fee of up to a specified percentage of the funds’ average daily net assets attributable to the applicable class of shares held by such plan participants. The percentages are 0.25% for Class R, 0.25% for Class R1, 0.25% for Class R2, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares. The services may include (a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns the applicable class of shares; (c) processing orders to purchase, redeem and exchange the applicable class of shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds; (d) addressing plan participant questions regarding their accounts and the Funds; and (e) other services related to servicing such retirement plans.
During the fiscal year ended August 31, 2007, the following amounts were paid pursuant to each Fund’s Rule 12b-1 Plan:

			Distribution
		Service Fee	Payment to the
Fund	Share Class	Payments	Distributor
Index 500 Fund
	Class 1	$0	$0
Absolute Return Portfolio
	Class 1	$694	$0
	Class A	$3,466	$693
	Class B	$3,449	$10,349
	Class C	$3,449	$10,349
	Class R3	$0	$0
	Class R4	$0	$0
	Class R5	$0	$0
Active Bond Fund
	Class 1	$17,947	$0
All Cap Core Fund
	Class 1	$0	$0
All Cap Growth Fund
	Class 1	$16,690	$0
All Cap Value Fund
	Class 1	$12,144	$0
Blue Chip Growth Fund
	Class 1	$98,597	$0
Capital Appreciation Fund
	Class 1	$34,290	$0
Core Bond Fund
	Class 1	$696	$0
Core Equity Fund
	Class 1	$6,946	$0
Dynamic Growth Fund
	Class 1	$0	$0
Emerging Growth Fund
	Class 1	$62,909	$0
Emerging Small Company Fund
	Class 1	$25,022	$0

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			Distribution
		Service Fee	Payment to the
Fund	Share Class	Payments	Distributor
Equity-Income Fund
	Class 1	$103,780	$0
Floating Rate Income Fund
	Class 1	NA	NA
Fundamental Value Fund
	Class 1	$40,111	$0
Global Allocation Fund
	Class 1	$0	$0
Core Allocation Plus Fund
	Class 1	NA	NA
Global Bond Fund
	Class 1	$19,780	$0
Global Fund
	Class 1	NA	NA
Global Real Estate Fund
	Class 1	$0	$0
High Income Fund
	Class 1	$0	$0
High Yield Fund
	Class 1	$24,529	$0
Income Fund
	Class 1	NA	NA
International Equity Index Fund
	Class 1	$0	$0
International Opportunities Fund
	Class 1	$8,899	$0
International Small Cap Fund
	Class 1	$27,776	$0
International Small Company Fund
	Class 1	$0	$0
International Value Fund
	Class 1	$78,368	$0
Investment Quality Bond Fund
	Class 1	$19,131	$0
Large Cap Fund
	Class 1	$6,257	$0
Large Cap Value Fund
	Class 1	$63,743	$0
Lifecycle 2010 Portfolio
	Class 1	$3,822	$0
	Class I	$0	$0
	Class A	$594	$119
	Class B	$230	$691
	Class C	$319	$957
	Class R	$341	$441
	Class R1	$374	$220

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			Distribution
		Service Fee	Payment to the
Fund	Share Class	Payments	Distributor
	Class R2	$374	$0
	Class R3	$313	$220
	Class R4	$282	$0
	Class R5	$31	$0
Lifecycle 2015 Portfolio
	Class 1	$7,681	$0
	Class I	$0	$0
	Class A	$606	$121
	Class B	$447	$1,341
	Class C	$310	$929
	Class R	$345	$446
	Class R1	$376	$222
	Class R2	$403	$0-
	Class R3	$315	$222
	Class R4	$285	$0
	Class R5	$31	$0
Lifecycle 2020 Portfolio
	Class 1	$9,775	$0
	Class I	$0	$0
	Class A	$1,016	$203
	Class B	$423	$1,268
	Class C	$369	$1,108
	Class R	$348	$451
	Class R1	$379	$224
	Class R2	$399	$0
	Class R3	$329	$231
	Class R4	$287	$0
	Class R5	$53	$0
Lifecycle 2025 Portfolio
	Class 1	$9,874	$0
	Class I	$0	$0
	Class A	$543	$109
	Class B	$330	$992
	Class C	$335	$1,007
	Class R	$349	$452
	Class R1	$381	$226
	Class R2	$386	$0
	Class R3	$362	$253
	Class R4	$287	$0
	Class R5	$31	$0
Lifecycle 2030 Portfolio
	Class 1	$6,954	$0
	Class I	$0	$0
	Class A	$683	$136
	Class B	$338	$1,012
	Class C	$348	$1,044
	Class R	$356	$466
	Class R1	$383	$226

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			Distribution
		Service Fee	Payment to the
Fund	Share Class	Payments	Distributor
	Class R2	$384	$0
	Class R3	$320	$226
	Class R4	$289	$0
	Class R5	$31	$0
Lifecycle 2035 Portfolio
	Class 1	$5,314	$0
	Class I	$0	$0
	Class A	$523	$105
	Class B	$297	$891
	Class C	$319	$959
	Class R	$350	$455
	Class R1	$384	$227
	Class R2	$393	$0
	Class R3	$321	$227
	Class R4	$290	$0
	Class R5	$32	$0
Lifecycle 2040 Portfolio
	Class 1	$3,227	$0
	Class I	$0	$0
	Class A	$400	$80
	Class B	$244	$732
	Class C	$235	$704
	Class R	$351	$455
	Class R1	$384	$227
	Class R2	$438	$0
	Class R3	$343	$242
	Class R4	$290	$0
	Class R5	$32	$0
Lifecycle 2045 Portfolio
	Class 1	$2,939	$0
	Class I	$0	$0
	Class A	$1,027	$205
	Class B	$242	$725
	Class C	$258	$774
	Class R	$353	$460
	Class R1	$384	$228
	Class R2	$387	$0
	Class R3	$324	$230
	Class R4	$290	$0
	Class R5	$31	$0
Lifecycle 2050 Portfolio
	Class 1	NA	NA
	Class I	NA	NA
	Class A	NA	NA
	Class B	NA	NA
	Class C	NA	NA
	Class R	NA	NA
	Class R1	NA	NA

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			Distribution
		Service Fee	Payment to the
Fund	Share Class	Payments	Distributor
	Class R2	NA	NA
	Class R3	NA	NA
	Class R4	NA	NA
	Class R5	NA	NA
Lifecycle Retirement Portfolio
	Class 1	$12,041	$0
	Class I	$0	$0
	Class A	$2,467	$493
	Class B	$405	$1,214
	Class C	$727	$2,180
	Class R	$338	$436
	Class R1	$370	$218
	Class R2	$372	$0
	Class R3	$310	$218
	Class R4	$279	$0
	Class R5	$30	$0
Mid Cap Index Fund
	Class 1	$0	$0
Mid Cap Intersection Fund
	Class 1	$0	$0
Mid Cap Stock Fund
	Class 1	$61,121	$0
Mid Cap Value Fund
	Class 1	$54,303	$0
Money Market Fund
	Class 1	NA	NA
Natural Resources Fund
	Class 1	$43,362	$0
Optimized Value Fund (formerly Quantitative Value Fund)
	Class 1	$55,251	$0
Quantitative All Cap Fund
	Class 1	$0	$0
	Class A	$3,590	$718
	Class B	$3,575	$10,724
	Class C	$3,575	$10,724
Quantitative Mid Cap Fund
	Class 1	$66,252	$0
Real Estate Equity Fund
	Class 1	$0	$0
Real Estate Securities Fund
	Class 1	$97,010	$0
Real Return Bond Fund
	Class 1	$8,872	$0
Science & Technology Fund
	Class 1	$0	$0
Small Cap Fund
	Class 1	$568	$0

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			Distribution
		Service Fee	Payment to the
Fund	Share Class	Payments	Distributor
Small Cap Growth Fund
	Class 1	$0	$0
Small Cap Index Fund
	Class 1	$0	$0
Small Cap Opportunities Fund
	Class 1	$17,606	$0
Small Cap Value Fund
	Class 1	$0	$0
Small Company Fund
	Class 1	$3,004	$0
Small Company Growth Fund
	Class 1	$0	$0
Small Company Value Fund
	Class 1	$76,694	$0
Spectrum Income Fund
	Class 1	$0	$0
Strategic Bond Fund
	Class 1	$22,039	$0
Strategic Income Fund
	Class 1	$0	$0
Total Bond Market Fund
	Class 1	$0	$0
Total Return Fund
	Class 1	$60,403	$0
Total Stock Market Index Fund
	Class 1	$0	$0
U.S. Global Leaders Growth Fund
	Class 1	$10,439	$0
U.S. Government Securities Fund
	Class 1	$21,022	$0
U.S. High Yield Bond Fund
	Class 1	$1,640	$0
U.S. Multi-Sector Fund
	Class 1	$0	$0
Value Fund
	Class 1	$0	$0
Value & Restructuring Fund
	Class 1	$0	$0
Vista Fund
	Class 1	$0	$0
SALES COMPENSATION
As part of their business strategy, the Funds, along with the Distributor, pay compensation to Selling Firms that sell the

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Funds’ shares. These firms typically pass along a portion of this compensation to your broker or financial representative.
The primary sources of Selling Firm compensation payments for sales of shares of the Funds are (1) the 12b-1 fees that are applicable to the class of shares being sold and that are paid out of a Fund’s assets and (2), in the case of Class A, Class B and Class C shares, sales charges paid by investors. The sales charges and the 12b-1 fees are detailed in the Prospectus and under “Distribution Agreements,” “Initial Sales Charge on Class A Shares” and “Deferred Sales Charge on Class B and Class C Shares” in this SAI. For Class NAV shares, the Distributor may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm that sells shares of the Funds. This payment may not exceed 0.15% of the amount invested.
Initial compensation. Whenever you make an investment in Class A, Class B or Class C shares of a Fund, the Selling Firm receives a reallowance/payment/commission as described in the section “First Year Broker or Other Selling Firm Compensation.” The Selling Firm also receives the first year’s 12b-1 service fee at that time.
Annual Compensation. For Class A, Class B and Class C shares of a Fund, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid monthly in arrears.
For Class R shares of the Funds, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 distribution fee of 0.75% of its average daily net assets. For Classes R1 and R3 shares of the Funds, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 distribution fee of 0.50% of its average daily net assets. For Classes R2 and R4 shares of the Funds, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 distribution fee of 0.25% of its average daily net assets. See the table below for the “Selling Firm receives 12b-1 service fees”. These service and distribution fees are paid monthly in arrears.
The Distributor may pay all or part of the Rule 12b-1 fees applicable to the Class 1 shares of a Fund to one or more affiliated and unaffiliated insurance companies that have issued group annuity contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services contemplated by the 12b-1 Plan.
Additional Payments to Financial Intermediaries. Shares of the Funds are primarily sold through financial intermediaries (firms), such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The Distributor may make, either from 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as “revenue sharing.” Many firms that sell shares of the Funds receive one or more types of these cash payments. The categories of payments that the Distributor provides to firms are described below. These categories are not mutually exclusive and the Distributor may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in the Distributor’s efforts to promote the sale of the Funds’ shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Fund and that are willing to cooperate with the Distributor’s promotional efforts. The Distributor does not make an independent assessment of the cost of providing such services.
As of August 31, 2007, the following member firms of the Financial Industry Regulatory Authority (“FINRA”) have arrangements with the Distributor pursuant to which the firm is entitled to a revenue sharing payment, each member may receive up to 0.25% of revenue sharing:
1st Global Capital Corp.
A. G. Edwards & Sons, Inc.
AIG — Financial Advisors, Inc.
AIG — American General Securities

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AIG — FSC Securities Corporation
AIG — Royal Alliance Associates, Inc.
Ameriprise Financial Services, Inc.
AXA Advisors, LLC
Berthel, Fisher & Company Financial Services, Inc.
Cambridge Investment Research
Centaurus Financial
Citigroup Global Markets Inc.
Commonwealth Financial Network
Crown Capital Securities, L.P.
CUSO Financial Services, L.P.
E*Trade Clearing, LLC
Ferris, Baker, Watts, Inc.
Fidelity Investments
First Tennessee Brokerage, Inc.
Girard Securities
H.D. Vest Investment Services
Harbour Investments, Inc.
Huntington Investment, Co.
ING — Financial Network Investment Corp.
ING — Multi-Financial Securities Corporation
ING — PrimeVest Financial Services, Inc.
ING — ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
J.J.B. Hilliard, W. L. Lyons, Inc.
John Hancock Financial Network
Lincoln Financial Advisors Corporation
LPL — Linsco/Private Ledger Corporation
LPL — Associated Securities Corporation
LPL — Mutual Service Corporation
LPL — Uvest Financial Services Group, Inc.
LPL — Waterstone
LPL — SII Investments, Inc.
Merrill, Lynch, Pierce, Fenner, & Smith Incorporated
Morgan Stanley & Co., Incorporated
NFP Securities
NPH — Investment Financial Corporation
NPH — Investment Center of America, Inc.
NPH — National Planning Corp.
NPH — SII Investments, Inc.
Oppenheimer & Co., Inc.
Raymond James & Associates, Inc.
RBC Dain Rauscher Inc.
Securities America, Inc.
Stifel, Nicolaus & Company, Incorporated
TD Waterhouse
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
UVEST Financial Services, Inc.
Wachovia Securities, LLC
Wells Fargo Investments, LLC
The Distributor also has arrangements with intermediaries that are not members of FINRA.
Sales and Asset Based Payments. The Distributor makes revenue sharing payments as incentives to certain firms to promote and sell shares of the Funds. The Distributor hopes to benefit from revenue sharing by increasing the funds’ net assets, which, as well as benefiting the Funds, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or

88

give the Distributor additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of the Distributor by allowing it to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the funds.
The revenue sharing payments the Distributor makes may be calculated on sales of shares of funds (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. The Distributor may pay a firm either or both Sales-Based Payments and Asset-Based Payments.
Administrative and Processing Support Payments. The Distributor also may make payments to certain firms that sell shares of the Funds for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the funds do not pay for these costs directly. The Distributor also may make payments to certain firms that sell shares of the funds in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that the Distributor may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm’s mutual fund trading system.
Other Cash Payments. From time to time, the Distributor may provide, either from 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the Funds . Such compensation provided by the Distributor may include financial assistance to firms that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by Federal or state laws or any self-regulatory agency, such as FINRA. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.
The Distributor and its affiliates may have other relationships with firms relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for funds. If a firm provides these services, the Adviser or the funds may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the Adviser or its affiliates that are not related to the funds.
First Year Broker or Other Selling Firm Compensation

	Investor pays sales
	charge	Selling Firm	Selling Firm
Class A Equity Fund	(% of offering	receives	receives 12b-1	Total Selling Firm
investments	price)	commission (1)	service fee (2)	compensation (3)(4)
Up to $49,999	5.00%	4.01%	0.25%	4.25%
$50,000 - $99,999	4.50%	3.51%	0.25%	3.75%
$100,000 - $249,999	3.50%	2.61%	0.25%	2.85%
$250,000 - $499,999	2.50%	1.86%	0.25%	2.10%
$500,000 - $999,999	2.00%	1.36%	0.25%	1.60%

Class A Income Fund Investments

Up to $99,999	4.50%	3.76%	0.25%	4.00%

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	Investor pays sales
	charge	Selling Firm	Selling Firm
Class A Equity Fund	(% of offering	receives	receives 12b-1	Total Selling Firm
investments	price)	commission (1)	service fee (2)	compensation (3)(4)
$100,000 - $249,999	3.75%	3.01%	0.25%	3.25%
$250,000 - $499,999	2.75%	2.06%	0.25%	2.30%
$500,000 - $999,999	2.00%	1.51%	0.25%	1.75%

Investments of Class A shares of $1 million or more (5)
First $1M-$4,999,999	—	0.75%	0.25%	1.00%
Next $1-$5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Class B investments

All amounts	—	3.75%	0.25%	4.00%

Class C investments

All amounts	—	0.75%	0.25%	1.00%

Class R investments (6)

All amounts	0.00%	0.00%	0.75%	0.75%

Class R1 investments (6)

All amounts	0.00%	0.00%	0.50%	0.50%

Class R2 investments (6)

All amounts	0.00%	0.00%	0.25%	0.25%

Class R3 investments (6)

All amounts	0.00%	0.00%	0.50%	0.50%

Class R4 investments (6)

All amounts	0.00%	0.00%	0.25%	0.25%

Class R5 investments

All amounts	0.00%	0.00%	0.00%	0.00%

Class 1 investments

All amounts	0.00%	0.00%	0.00%	0.00%

Class I investments (7)

All amounts	0.00%	0.00%	0.00%	0.00%

Class 5 investments

All amounts	0.00%	0.00%	0.00%	0.00%

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(1)	For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the sales charge.

(2)	For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a percentage of the amount invested and after the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears. For Selling Firms with a fee-based/WRAP program agreement with John Hancock funds, the Selling Firm receives 12b-1 fees in the first year as a percentage of average daily net eligible assets. For Selling Firms that roll over assets from a terminated participant’s qualified plan, which is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, the Selling Firm receives 12b-1 fees in the first year as a percentage of average daily net eligible assets. Certain retirement platforms also receive 12b-1 fees in the first year as a % of average daily net eligible assets. All 12b-1 payments are made monthly in arrears. For Class R, R1, R2, R3 and R4 shares, the Selling Firm receives 12b-1 fees effective at the time of purchase as a percentage of average daily assets (paid monthly in arrears). See “Distribution Agreements” for description of Class R, R1, R2, R3 and R4 Service Plan charges and payments.

(3)	Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(4)	Underwriter retains the balance.

(5)	See “Initial Sales Charge on Class A Shares” for a discussion on how to qualify for a reduced sales charge. John Hancock Funds, LLC may take recent redemptions into account in determining if an investment qualifies as a new investment.

(6)	For purchases of Class R, R1, R2, R3, and R4, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee paid monthly in arrears.

(7)	John Hancock Funds, LLC may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the Portfolios. This payment may be up to 0.15% of the amount invested.
Contingent deferred sales charge (“CDSC”) revenues collected by the Distributor may be used to pay Selling Firm commissions when there is no initial sales charge.
NET ASSET VALUE
For purposes of calculating the NAV of a fund’s shares, the following procedures are utilized wherever applicable.
For purposes of calculating the NAV per share of each fund, investment transactions are accounted for on a “trade date plus one basis” (i.e. the business day following the trade date). However, for financial reporting purposes, investment transactions are reported on the trade date.
Securities held by the Funds will be valued as follows:
•	Securities that are traded on one or more U.S. or foreign exchanges or an over-the-counter (“OTC”) market (and not subject to restrictions against sale by a Fund) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day during which the NYSE is open for trading as follows:
(i)	at the most recent sale price on the exchange or OTC market judged by the fund accounting agent to have the highest overall trading volume in the relevant country;

(ii)	if there are no sales of the security on the valuation date, at the most recent bid quotation on the relevant exchange or OTC market;

(iii)	if the last sale price relates to an odd-lot sale, at the prior round-lot sale price on the relevant exchange or OTC market and, if there are no other sales on the valuation date, at the most recent bid quotation on the relevant exchange or OTC market; and

(iv)	if a security is traded in an OTC market and readily available quotations cannot be obtained from a pricing agent, at prices obtained from one or more broker-dealers that are known to follow the security.

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•	Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.

•	For the Absolute Return Portfolio and Lifecycle Portfolios, interests in entities such as limited partnerships and other pooled investment vehicles, such as hedge funds, will be subject to fair valuation. In general, the fair value of a fund’s interest in a hedge fund will represent the amount that the fund could reasonably expect to receive from a hedge fund or from a third party if the fund’s interest was redeemed or sold at the time of valuation, based on information available at the time the valuation is made that the fund reasonably believes to be reliable. In determining fair value for investments in hedge funds, a fund ordinarily may rely upon the fair value information provided to it by the administrator for and/or manager of a hedge fund in which the fund has invested, computed in compliance with the hedge fund’s valuation policies and procedures, in addition to any other relevant information available at the time of valuation. In certain instances, the Trustees (or the Pricing Committee as their designee) may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

•	In addition to the procedures described above, the Board of Trustees (or its designee) may establish, from time to time, additional procedures for valuation of the securities held by the Funds.
Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.
Debt Instruments with Remaining Maturities of 60 Days or less. All nstruments held by the Money Market Fund. Debt instruments with a remaining maturity of 60 days or less held by each of the funds, other than the Money Market Fund, and all instruments held by the Money Market Fund, will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation). After the initial valuation, the fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.
Money Market Fund — Rule 2a-7. The Money Market Fund uses the amortized cost valuation method in reliance upon Rule 2a-7 under the 1940 Act. As required by this rule, the Money Market Fund will maintain a dollar weighted average maturity of 90 days or less. In addition, the Money Market Fund is only permitted to purchase securities that the subadviser determines present minimal credit risks and at the time of purchase are “eligible securities,” as defined by Rule 2a-7. Generally, eligible securities must be rated by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations or be of comparable quality. The Money Market Fund will invest only in obligations that have remaining maturities of 397 days or less.
The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. The procedures include a direction to the Adviser to establish procedures that will allow for the monitoring of the propriety of the continued use of amortized cost valuation to maintain a constant NAV of $1.00 per share. The procedures also include a directive to the Adviser that requires that to determine NAV per share based upon available market quotations, the Money Market Fund shall value weekly (a) all portfolio instruments for which market quotations are readily available at market, and (b) all portfolio instruments for which market quotations are not readily available or are not obtainable from a pricing service, at their fair value as determined in good faith by the Trustees (the actual calculations, however, may be made by persons acting pursuant to the direction of the Trustees.) If the fair value of a security needs to be determined, the subadviser will provide determinations, in accordance with procedures and methods established by the Trustees of the Fund, of the fair value of securities held by the Money Market Fund.
In the event that the deviation from the amortized cost exceeds 0.50 of 1% or $0.05 per share in NAV, the Adviser shall promptly call a special meeting of the Trustees to determine what, if any, action should be initiated. Where the Trustees believe the extent of any deviation from the Money Market Fund’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, they shall take the action they deem appropriate to

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eliminate or reduce to the extent reasonably practical such dilution or unfair results. The actions that may be taken by the Trustees include, but are not limited to:
•	redeeming shares in kind;

•	selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Money Market Fund;

•	withholding or reducing dividends;

•	utilizing a NAV per share based on available market quotations; or

•	investing all cash in instruments with a maturity on the next business day.
The Money Market Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the NAV at $1.00 per share.
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted the Policy Regarding Disclosure of Portfolio Holdings, see Appendix B of this SAI, to protect the interests of the shareholders of JHF II and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of a fund’s subadvisers, principal underwriter or affiliated persons of a fund’s Adviser or principal underwriter. JHF II’s general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHF II applies its policy uniformly to all parties, including individual and institutional investors, intermediaries, affiliated persons of a fund, and to all third party service providers and rating agencies.
JHF II posts to its Web site at www.jhfunds.com complete portfolio holdings for a fund thirty (30) days after each calendar month end. A fund also discloses its complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of JHF II’s fiscal year and on Form N-CSR on the second and fourth quarter ends of JHF II’s fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of a fund’s portfolio holdings with their annual and semi-annual reports.
Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of a fund to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Morningstar and Lipper; Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over JHF II, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHF II’s Chief Compliance Officer (“CCO”) or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
At this time, the entities receiving information described in the preceding paragraph are: Vestek (holdings, monthly with 30 day lag); Evare (holdings, daily); Morningstar (holdings, monthly with 32 day lag); Lipper (holdings, monthly with 32 day lag); Fact Set (holdings, daily); PricewaterhouseCoopers (prices, annual audits); Confluence (holdings, daily); ISS (holdings, daily); Elkins McSherry (purchases and sales, quarterly); NASDAQ (NAVs, daily); Standard & Poor’s (holdings, monthly with 32 day lag); Charles River (holdings and securities details, daily); and DST (NAVs, daily).
The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHF II. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.
The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval. The CCO then provides annually a report to the

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Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review.
When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHF II, the CCO shall refer the conflict to the Board of Trustees. The Board of Trustees shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHF II’s shareholders.
The receipt of compensation by a fund, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
INITIAL SALES CHARGE ON CLASS A SHARES
Class A, Class B and Class C shares of the Funds are offered at a price equal to their NAV plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the “initial sales charge”) or on a contingent deferred basis (the “contingent deferred sales charge” or “CDSC”). The funds do not issue share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive a fund’s minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in a fund’s best interest.
The sales charges applicable to purchases of Class A shares of a fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of a fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class I shares of the John Hancock funds owned by the investor (see “Combination Privilege” and “Accumulation Privilege” below).
In Order To Receive The Reduced Sales Charge, The Investor Must Notify His Or Her Financial Adviser And/Or The Financial Adviser Must Notify the Fund’s Transfer Agent, Signature Services At The Time Of Purchase Of The Class A Shares, About Any Other John Hancock Mutual Funds Owned By The Investor, The Investor’s Spouse And Their Children Under The Age Of 21 Living In The Same Household (See “Combination And Accumulation Privilege” Below). This Includes Investments Held In A Retirement Account, An Employee Benefit Plan Or At A Broker Or Financial Adviser Other Than The One Handling Your Current Purchase. Signature Services Will Credit The Combined Value, At The Current Offering Price, Of All Eligible Accounts To Determine Whether You Qualify For A Reduced Sales Charge On Your Current Purchase. Signature Services Will Automatically Link Certain Accounts Registered In The Same Client Name, With The Same Taxpayer Identification Number, For The Purpose Of Qualifying You For Lower Initial Sales Charge Rates. You Must Notify Signature Services And Your Broker-Dealer (Financial Adviser) At The Time Of Purchase Of Any Eligible Accounts Held By Your Spouse Or Children Under 21, Living In The Same Household In Order To Insure These Assets Are Linked To Your Accounts.
Without Sales Charges. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:
•	A Trustee or officer of a fund; a Director or officer of the Adviser and its affiliates, subadvisers or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; “Immediate Family”) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above;

•	A broker, dealer, financial planner, consultant, registered investment adviser, trust company or retirement plan administrator that has entered into a signed agreement with John Hancock funds providing specifically for the use of fund shares in fee-based investment products or services made available to their clients;

•	Individuals transferring assets held in a SIMPLE IRA, SEP, or SAR-SEP invested in the John Hancock Fund Complex directly to an IRA;

•	Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SAR-SEP invested in the John Hancock Fund Complex directly to a ROTH IRA;

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•	Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or Simple IRA invested in John Hancock funds back to the original account type from which it was converted;

•	Terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Code, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments.
NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Code Sections 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.
•	A member of a class action lawsuit against insurance companies who is investing settlement proceeds;

•	Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information;

•	Retirement plans investing through the PruSolutions ™ program; or

•	Participants in certain qualified tuition programs under Section 529 of the Code (“529 Plans”) that have a signed agreement with the John Hancock Funds Complex. No CDSC will be due for redemptions on plan purchases made at NAV with no finder’s fee. However, if a plan had a finder’s fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.
NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in sections 401(a), 403(b), 457 of the Code are not eligible for this provision, and will be subject to applicable sales charges.
Participant directed retirement plans with at least 100 eligible employees at the inception of a Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

Amount Invested	CDSC Rate
First $1 to $4,999,999	1.00%
Next $1 to $5M above that	0.50%
Next $1 or more above that	0.25%
In Kind Re-Registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock fund account, without the assets ever leaving the John Hancock Fund Complex, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.
Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.
Reducing Your Class A Sales Charges
Combination and Accumulation Privileges. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account, and (c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and all Class R shares of all funds in the John Hancock Fund Complex already held by such persons. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his or her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual

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funds held by that investor, his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm’s representative.
Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the Funds in its mailings to its members at a reduced or no cost to the Distributor.
Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the “LOI”), which should be read carefully prior to its execution by an investor. Each fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using a fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These individual retirement accounts include traditional, Roth IRAs and Coverdell ESAs, SEPs, SAR-SEPs, simple IRAs and individual 403(b) accounts. An individual’s non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his or her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchases. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the applicable sales charge will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.
The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by a Fund to sell, any additional Class A shares and may be terminated at any time.
DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES
Investments in Class B and Class C shares are purchased at NAV per share without the imposition of an initial sales charge so that the Funds will receive the full amount of the purchase payment.
Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.
Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.

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The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.
In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share’s value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.
When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.
Example:
You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment’s NAV per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

• Proceeds of 50 shares redeemed at $12 per shares (50 x 12)	$600.00
• *Minus Appreciation ($12 - $10) x 100 shares	(200.00)
• Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment)	(120.00)
• Amount subject to CDSC	$280.00

*	The appreciation is based on all 100 shares in the account NOT just the shares being redeemed.
Proceeds from the CDSC are paid to the Distributor and are used in whole or in part by the Distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.
Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:
For all account types:
•	Redemptions made pursuant to a Fund’s right to liquidate your account if you own shares worth less than $1,000.

•	Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

•	Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

•	Redemptions made under the Reinstatement Privilege, as described in “Sales Charge Reductions and Waivers” of the Prospectus.

•	Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC).

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•	Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A, Class B, and Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

•	Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

•	Redemptions of Class A shares by retirement plans that invested through the PruSolutions (SM) program.
For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Code) unless otherwise noted.
•	Redemptions made to effect mandatory or life expectancy distributions under the Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

•	Returns of excess contributions made to these plans.

•	Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Code.
Please see the following chart for some examples.

401(a) Plan
(401(k), MPP, PSP)
Type of	457 & 408 (SEPs &
Distribution	Simple IRAs)	403 (b)	457	IRA, IRA Rollover	Non-retirement

Death or Disability	Waived	Waived	Waived	Waived	Waived

Over 70 1/2	Waived	Waived	Waived	Waived for required minimum distributions* or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

Between 59 1/2 and 70 1/2	Waived	Waived	Waived	Waived for Life Expectancy or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

Under 59 1/2 (Class B and Class C only)	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

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401(a) Plan
(401(k), MPP, PSP)
Type of	457 & 408 (SEPs &
Distribution	Simple IRAs)	403 (b)	457	IRA, IRA Rollover	Non-retirement
Loans	Waived	Waived	N/A	N/A	N/A

Termination of Plan	Not Waived	Not Waived	Not Waived	Not Waived	N/A

Hardships	Waived	Waived	Waived	N/A	N/A

Qualified Domestic Relations Orders	Waived	Waived	Waived	N/A	N/A

Termination of Employment Before Normal Retirement Age	Waived	Waived	Waived	N/A	N/A

Return of Excess	Waived	Waived	Waived	Waived	N/A

*	Required minimum distributions based on John Hancock Mutual Fund IRA assets only.
If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.
SPECIAL REDEMPTIONS
Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities as prescribed by the Trustees. When a shareholder sells any portfolio securities received in a redemption of fund shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the fund’s NAV.
JHF II has adopted Procedures Regarding Redemptions in Kind by Affiliates (the “Procedures”) to facilitate the efficient and cost effective movement of Fund assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company such as each fund from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in-kind distribution of fund securities. However, under a no-action letter issued by the SEC staff, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in-kind redemptions by affiliated fund shareholders subject to specified conditions, including that:
•	the distribution is effected through a pro rata distribution of the distributing fund’s portfolio securities;

•	the distributed securities are valued in the same manner as they are in computing the Fund’s NAV; neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and

•	the Trustees of the fund, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the Fund.
ADDITIONAL SERVICES AND PROGRAMS
Exchange Privilege. JHF II permits exchanges of shares of any class for shares of the same class in any other fund within John Hancock Fund Complex offering that same class at the time of the exchange. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both

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accounts involved in the exchange.
Investors may exchange Class I, R, R1, R2, R3, R4 and R5 shares for the same Class of other John Hancock funds or John Hancock Money Market Fund Class A. If an investor exchanges Class I, R, R1, R2, R3, R4 and R5 shares for Class A shares of John Hancock Money Market Fund, any future exchanges out of the John Hancock Money Market Fund Class A must be back to the original class of shares..
Exchanges between funds are based on their respective NAVs. No sales charge is imposed, except on exchanges of Class A shares from the Money Market Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.
If a retirement plan exchanges the plan’s Class A account in its entirety from the fund to a non-John Hancock investment, the one-year CDSC applies.
Each Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in a fund for 90 days before a shareholder is permitted a new exchange.
An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal income tax purposes. An exchange may result in a taxable gain or loss. See “Additional Information Concerning Taxes.”
Under certain circumstances, an investor who purchases Class I Shares in the Funds pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by these Funds may be afforded an opportunity to make a conversion of Class A Shares owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. See “Additional Information Concerning Taxes” for information regarding taxation upon the redemption or exchange of shares of the Funds.
Systematic Withdrawal Plan. JHF II permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of fund shares. Since the redemption price of fund shares may be more or less than the shareholder’s cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. The fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days’ prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.
Monthly Automatic Accumulation Program (“MAAP”). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:
•	The investments will be drawn on or about the day of the month indicated.

•	The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder’s bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks.

•	The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.
Reinstatement Or Reinvestment Privilege. If Signature Services and financial adviser are notified prior to reinvestment, a shareholder who has redeemed shares of a fund may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock fund and account from which it was removed, subject to the minimum investment limit in

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that fund. The proceeds from the redemption of Class A shares may be reinvested at NAV without paying a sales charge in Class A shares of the fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at NAV in additional shares of the same class and fund and account from which the redemption was made. The shareholder’s account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.
A fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.
A redemption or exchange of fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption “Additional Information Concerning Taxes”.
Retirement plans participating in Merrill Lynch’s or The Princeton Retirement Group, Inc.’s servicing programs:
•	Class A shares are available at NAV for Merrill Lynch or The Princeton Retirement Group, Inc. retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

•	For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at NAV).
Section 403(b)(7) Accounts:
Section 403(b)(7) of the Code permits public school employers and employers of certain types of tax-exempt organizations to establish for their eligible employees custodial accounts for the purpose of providing for retirement income for such employees. Effective September 25, 2007, Treasury regulations impose certain conditions on exchanges between one custodial account intended to qualify under Section 403(b)(7) (the “exchanged account”) and another contract or custodial account intended to qualify under Section 403(b) (the “replacing account”) under the same employer plan (a “Section 403(b) Plan”). Specifically, the replacing account agreement must include distribution restrictions that are no less stringent than those imposed under the exchanged account agreement, and the employer must enter in an agreement with the custodian (or other issuer) of the replacing account under which the employer and the custodian (or other issuer) of the replacing account will from time to time in the future provide each other with certain information.
These Regulations supersede the conditions specified under Rev. Rule 90-24 that were in effect for exchanges of Section 403(b) contracts or accounts prior to September 25, 2007. Due to these Regulations, effective September 25, 2007:
1.	The funds will no longer accept requests to establish new John Hancock custodial 403(b)(7) accounts intended to qualify as a Section 403(b) Plan; and

2)	The funds will no longer accept requests for exchanges or transfers into your John Hancock custodial 403(b)(7) accounts (i.e., where yours is the replacing account); and

3)	The funds will require certain signed disclosure documentation in the event:
•	You established a John Hancock custodial 403(b)(7) account with a fund prior to September 24, 2007; and

•	You direct the fund on or after September 25, 2007 to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b) contract or account (i.e., where the exchanged account is with the fund).
In the event that the fund does not receive the required documentation, and you nonetheless direct the fund to proceed

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with the transfer, the transfer may be treated as a taxable transaction.
PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES
Shares of the funds may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The funds will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm’s authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders to the fund for execution at the NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with a fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, the funds and/or the Distributor.
DESCRIPTION OF FUND SHARES
The Trustees are responsible for the management and supervision of each Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series or funds and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of eighty one (81) series. Additional series may be added in the future. The Trustees have also authorized the issuance of thirteen (13) classes of shares of each fund, designated as Class A, Class B, Class C, Class NAV, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class I, Class 1 and Class 5. Not all funds will issue all classes of shares. Additional classes of shares may be authorized in the future.
The shares of each class of a fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of a fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.
Dividends paid by a fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class, and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.
In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.
Unless otherwise required by the 1940 Act or the Declaration of Trust, no fund has the intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the fund’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the funds. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of a fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of each fund. The Declaration of Trust also provides for indemnification out of a fund’s assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no fund shall be liable for the liabilities of any other fund. Furthermore, no fund included in the Prospectus shall be liable for the liabilities of any other fund within the John Hancock Fund Complex. Liability is therefore limited to circumstances in which a fund itself would be

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unable to meet its obligations, and the possibility of this occurrence is remote.
Each fund reserves the right to reject any application which conflicts with the fund’s internal policies or the policies of any regulatory authority. JHF II does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder’s account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.
Shares of a fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.
SAMPLE CALCULATION OF MAXIMUM OFFERING PRICE
Class A shares of the Funds are sold with a maximum initial sales charge of 5.00%. Classes B and C shares are sold at NAV without any initial sales charges and with a 5.00% and 1.00% CDSC, respectively, on shares redeemed within 12 months of purchase. Classes R1, NAV, 1 and I shares of each relevant Fund are sold at NAV without any initial sales charges or CDSCs. The following tables show the maximum offering price per share of each class of each Fund, using the Fund’s relevant NAV as of August 31, 2007.

	NAV and redemption	Maximum sales
	Price Per Class A	charge (5.00% of	Maximum offering
Fund	Share	offering price)	price to public

Absolute Return	$11.03	$0.58	$11.61
Lifecycle 2010	$10.54	$0.55	$11.09
Lifecycle 2015	$10.65	$0.56	$11.21
Lifecycle 2020	$10.80	$0.57	$11.37
Lifecycle 2025	$10.85	$0.57	$11.42
Lifecycle 2030	$10.91	$0.57	$11.48
Lifecycle 2035	$11.02	$0.58	$11.60
Lifecycle 2040	$10.96	$0.58	$11.54
Lifecycle 2045	$10.94	$0.58	$11.52
Lifecycle 2050	N/A	N/A	N/A
Lifecycle Retirement	$10.33	$0.54	$10.87
Quantitative All Cap	$11.91	$0.63	$12.54
Optimized Value (formerly Quantitative Value Fund)	N/A	N/A	N/A

	Shares offering price and
	redemption price per share:		Shares offering price per share:
Fund	Class B	Class C	Class R	Class R1	Class R2	Class R3	Class R4	Class R5
Absolute Return	$10.95	$10.95	N/A	N/A	N/A	N/A	N/A	N/A
Lifecycle 2010	$10.49	$10.50	$10.51	$10.52	$10.54	$10.53	$10.55	$10.57
Lifecycle 2015	$10.60	$10.60	$10.62	$10.63	$10.65	$10.63	$10.65	$10.67
Lifecycle 2020	$10.75	$10.75	$10.76	$10.78	$10.79	$10.78	$10.80	$10.82
Lifecycle 2025	$10.80	$10.80	$10.82	$10.83	$10.85	$10.84	$10.86	$10.88
Lifecycle 2030	$10.85	$10.85	$10.86	$10.88	$10.90	$10.88	$10.91	$10.93
Lifecycle 2035	$10.97	$10.97	$10.99	$11.00	$11.02	$11.01	$11.03	$11.05

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	Shares offering price and
	redemption price per share:		Shares offering price per share:
Fund	Class B	Class C	Class R	Class R1	Class R2	Class R3	Class R4	Class R5
Lifecycle 2040	$10.91	$10.91	$10.93	$10.94	$10.96	$10.95	$10.97	$10.99
Lifecycle 2045	$10.89	$10.89	$10.91	$10.92	$10.94	$10.93	$10.95	$10.97
Lifecycle 2050	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Lifecycle Retirement	$10.31	$10.31	$10.31	$10.31	$10.31	$10.31	$10.32	$10.32
Quantitative All Cap	$11.86	$11.86	N/A	N/A	N/A	N/A	N/A	N/A
Optimized Value (formerly Quantitative Value Fund)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ADDITIONAL INFORMATION CONCERNING TAXES
The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a fund and its shareholders. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to Federal, state, local or foreign taxes.
JHF II believes that each fund will qualify as a regulated investment company under Subchapter M of the Code. If any fund of JHF II does not qualify as a regulated investment company, it will be subject to U.S. Federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, no fund will be subject to U.S. Federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.
A fund will be subject to a non-deductible 4% excise tax to the extent that the fund does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by a fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company’s variable annuity and life insurance contracts.
To qualify as a regulated investment company for income tax purposes, a fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership. On December 16, 2005, the Internal Revenue Service issued a revenue ruling that, as later modified, would cause certain income from certain commodities-linked derivatives in which certain funds invest to not be considered qualifying income after September 30, 2006 for purposes of the 90% test. This ruling limits the extent to which a fund may receive income from such commodity-linked derivatives after September 30, 2006 to a maximum of 10% of its annual gross income. It is currently unclear which types of commodity-linked derivatives are affected by the revenue ruling, although it appears that certain commodity-linked notes are not affected.
A “qualified publicly traded partnership” is a publicly traded partnership other than a publicly traded partnership which would satisfy the qualifying income requirements of Code Section 7704 if such qualifying income included only income derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies (“RIC-type income”). Qualified publicly traded partnerships therefore are publicly traded partnerships which derive more than 10% of their gross income from other types of income, such as income derived from the buying and selling of commodities, or options, futures or forwards with respect to commodities, other than RIC-type income. All of the income received by a fund from its investment in a qualified publicly traded partnership which invests in commodities

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or commodity-linked derivatives will be income satisfying the regulated investment company 90% test only if more than 10% of such partnership’s gross income is such commodities-based income. If the commodities-based income of such partnership is only 10% or less of its gross income in any taxable year, and 90% or more of its gross income is RIC-type income, then the share of such commodities-based income allocable to a fund investing in such partnership would not be income satisfying the regulated investment company 90% test for the fund’s taxable year. In such event, the fund could fail to qualify as a regulated investment company if its income that is not regulated investment company qualifying income exceeds 10% of its gross income for the taxable year.
If a fund failed to qualify as a regulated investment company, the fund would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the fund. Compliance with the regulated investment company 90% test is carefully monitored by the Adviser and the subadvisers and it is intended that the funds will comply with the requirements for qualification as regulated investment companies.
The Code was amended in 2004 to allow regulated investment companies to invest up to 25% of their assets in “qualified publicly traded partnerships” and to provide that the net income allocated to a regulated investment company investing in such partnerships would be qualifying income for purposes of the 90% gross income test. In order to maintain its status as a regulated investment company, a fund must have a deduction for dividends paid during its taxable year at least equal to 90% of its investment company taxable income for such year. Additionally, a regulated investment company is subject each calendar year to a nondeductible 4% excise tax on its under distribution of dividends to the extent that it fails to distribute the sum of 98% of its ordinary income for such calendar year, plus 98% of its capital gain net income for the 1-year period on October 31 of such calendar year, plus 100% of any prior year’s shortfall. A fund investing in publicly traded partnerships might be required to recognize in its taxable year income in excess of its cash distributions from such publicly traded partnerships and its proceeds from dispositions of partnership interests during that year. Such income, even if not reported to the fund by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the regulated investment company distribution requirements and would be taken into account for purposes of the 4% excise tax.
To qualify as a regulated investment company, a fund must also satisfy certain requirements with respect to the diversification of its assets. A fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the fund’s assets may be invested in securities (other than United States government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.
A fund may make investments that produce income that is not matched by a corresponding cash distribution to the fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for Federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a fund, such fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.
Certain of the funds may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see “Investment Policies — Hedging and Other Strategic Transactions”). Such transactions will be subject to special

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provisions of the Code that, among other things, may affect the character of gains and losses realized by a fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a fund and defer recognition of certain of the fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a fund to “mark-to-market” certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.
Funds investing in foreign securities or currencies may be subject to withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a fund purchases shares in a “passive foreign investment company” (a “PFIC”), the fund may be subject to U.S. Federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If a fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the fund. Alternatively, a Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.
Additional Tax Considerations. If a fund failed to qualify as a regulated investment company, the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the funds will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.
The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Treasury Regulations are subject to change, possibly with retroactive effect.
PORTFOLIO BROKERAGE
Pursuant to the Subadvisory Agreements, the subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the fund. The subadvisers have no formula for the distribution of the fund’s brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable fund. The cost of securities transactions for each fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.
Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the subadvisers will give consideration to a number of factors, including:

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•	price, dealer spread or commission, if any;

•	the reliability, integrity and financial condition of the broker-dealer;

•	size of the transaction;

•	difficulty of execution;

•	brokerage and research services provided; and

•	confidentiality and anonymity.
Consideration of these factors by a subadviser, either in terms of a particular transaction or the subadviser’s overall responsibilities with respect to the fund and any other accounts managed by the subadviser, could result in the applicable fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.
Regular Broker-Dealers. The table below presents information regarding the securities of the Funds’ regular broker-dealers* (or the parent of the regular broker-dealers) that were held by the Funds as of the fiscal year ended August 31, 2007.

Aggregate Value of Securities of each Regular
Regular Broker-Dealer	Broker or Dealer (or its Parent) held by Funds

Bank of America	$88,676
BNP Paribas	$9,299
Credit Suisse	$46,691
Deutsche Bank	$9,281
Goldman Sachs	$92,913
JP Morgan Chase	$157,000
Lehman Brothers	$65,707
Merrill Lynch	$80,100
Morgan Stanley	$99,129
UBS	$61,352

*	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.
Soft Dollar Considerations. In selecting brokers and dealers, the subadvisers will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the subadviser. In placing a purchase or sale order, a subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the subadviser’s overall responsibilities with respect to the Fund and any other accounts managed by the subadviser. In addition to statistical, quotation, brokerage or valuation services, a subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through Fund brokerage. The portion not attributable to research will be paid by the subadviser. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A “step-out” is an arrangement by which a subadviser executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.
Subadvisers may also receive research or research credits from brokers that are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews,

107

industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the subadviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by a Fund is not reduced because a subadviser and its affiliates receive such services.
As noted above, a subadviser may purchase new issues of securities for the Fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the subadviser with research in addition to selling the securities (at the fixed public offering price) to the fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other subadviser clients, and the subadviser without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the Securities Exchange Act of 1934, as amended, because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.
Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:
•	the value of securities;

•	the advisability of purchasing or selling securities;

•	the availability of securities or purchasers or sellers of securities; and

•	analyses and reports concerning (a) issuers, (b) industries, (c) securities, (d) economic, political and legal factors and trends and (e) portfolio strategy.
Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the subadviser by or through a broker.
To the extent research services are used by the subadvisers, such services would tend to reduce such party’s expenses. However, the subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the subadvisers from brokers or dealers executing transactions for funds of JHF II, which may not be used in connection with a Fund, will also be available for the benefit of other funds managed by the subadvisers.
Allocation of Trades by the Subadvisers. The subadvisers manage a number of accounts other than the Funds of JHF II. Although investment determinations for the funds will be made by the subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the funds by the subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the funds and other accounts. In such circumstances, the subadvisers may determine that orders for the purchase or sale of the same security for the funds and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the subadvisers to be equitable and in the best interests of the funds and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the fund believes that its participation in such transactions on balance will produce better overall results for the fund.
Affiliated Underwriting Transactions by the Subadvisers. JHF II has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the subadvisers participates. These procedures prohibit a Fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase.
Brokerage Commissions Paid. For the last three fiscal years, Funds paid brokerage commissions in connection with portfolio transactions. The total brokerage commissions paid by the Funds for the fiscal years ended August 31, 2007, August 31, 2006 and August 31, 2005 are set forth in the table below:

108

	Total Commissions Paid	Total Commissions
	for Fiscal Year Ended	Paid for Fiscal Year
Fund	August 31, 2007	Ended August 31, 2006
Absolute Return Portfolio	$106	$80
Active Bond Fund	N/A	N/A
All Cap Core Fund	$441,023	$175,280
All Cap Growth Fund	$327,718	$322,112
All Cap Value Fund	$232,432	$196,377
Blue Chip Growth Fund	$653,911	$580,782
Capital Appreciation Fund	$709,584	$526,186
Core Allocation Plus Fund	N/A	N/A
Core Bond Fund	N/A	N/A
Core Equity Fund	$311,067	$314,435
Dynamic Growth Fund	N/A	N/A
Emerging Growth Fund	$263,995	$855,425
Emerging Small Company Fund	$118,698	$207,128
Emerging Markets Value Fund	$732,869	N/A
Equity-Income Fund	$260,177	$318,072
Floating Rate Income Fund	N/A	N/A
Fundamental Value Fund	$161,835	$350,098
Global Allocation Fund	N/A	N/A
Global Bond Fund	N/A	$120,096
Global Fund	N/A	N/A
Global Real Estate Fund	$1,145,261	$1,749,608
High Income Fund	$43,558	$96,676
High Yield Fund	$200	$67
Index 500 Fund	$5,784	N/A
Income Fund	N/A	N/A
International Equity Index Fund	$91,592	$191,743
International Opportunities Fund	$2,014,306	$1,432,547
International Small Cap Fund	$520,436	$778,183
International Small Company Fund	$195,613	$404,227
International Value Fund	$869,672	$1,570,834
Investment Quality Bond Fund	N/A	$1,900
Large Cap Fund	$194,552	$173,737
Large Cap Value Fund	$121,127	$117,420
Lifecycle 2010 Portfolio	N/A	N/A
Lifecycle 2015 Portfolio	N/A	N/A
Lifecycle 2020 Portfolio	N/A	N/A
Lifecycle 2025 Portfolio	N/A	N/A
Lifecycle 2030 Portfolio	N/A	N/A
Lifecycle 2035 Portfolio	N/A	N/A
Lifecycle 2040 Portfolio	N/A	N/A
Lifecycle 2045 Portfolio	N/A	N/A
Lifecycle 2050 Portfolio	N/A	N/A
Lifecycle Retirement Portfolio	$1,676	N/A

109

	Total Commissions Paid	Total Commissions
	for Fiscal Year Ended	Paid for Fiscal Year
Fund	August 31, 2007	Ended August 31, 2006
Mid Cap Value Equity Fund	$66,842	$93,397
Mid Cap Index Fund	$55,722	$33,336
Mid Cap Intersection Fund	$571,083	N/A
Mid Cap Stock Fund	$885,320	$615,005
Mid Cap Value Fund	$138,473	$256,060
Money Market Fund	N/A	N/A
Natural Resources Fund	$667,066	$471,785
Quantitative All Cap Fund	$13,551	$7,624
Quantitative Mid Cap Fund	$664,921	$377,496
Optimized Value Fund (formerly known as Quantitative Value Fund)	$1,513,988	$883,560
Real Estate Equity Fund	$158,812	$211,956
Real Estate Securities Fund	$319,837	$775,631
Real Return Bond Fund	N/A	$23,935
Science & Technology Fund	N/A	N/A
Small Cap Fund	$701,335	$445,553
Small Cap Growth Fund	N/A	N/A
Small Cap Index Fund	$94,026	$43,977
Small Cap Opportunities Fund	$339,503	$302,293
Small Cap Value Fund	N/A	N/A
Small Company Fund	$129,259	$136,114
Small Company Growth Fund	$164,393	$102,707
Small Company Value Fund	$191,591	$214,083
Spectrum Income Fund	$70,733	$57,054
Strategic Bond Fund	N/A	$95,678
Strategic Income Fund	$7,976	$10,858
Total Bond Market Fund	N/A	N/A
Total Return Fund	N/A	$119,039
Total Stock Market Index Fund	N/A	N/A
U.S. Global Leaders Growth Fund	$477,170	$493,803
U.S. Government Securities Fund	N/A	$7,872
U.S. High Yield Bond Fund	$709	$5,611
U.S. Multi-Sector Fund	$1,441,082	$1,118,320
Value & Restructuring Fund	$188,152	$271,062
Value Fund	$13,600	N/A
Vista Fund	$200,700	$225,892
Brokerage Commissions Paid to Affiliated Brokers. For the years ended August 31, 2007 and 2006, commissions were paid by a Fund to brokers affiliated with the Fund’s subadvisers as follows:
Commissions Paid to Morgan Stanley. For the years ended August 31, 2007 and 2006, brokerage commissions were paid as follows:

110

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Capital Appreciation	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$37,796	5.33%	0.10%

Year ended August 31, 2006:	$112,919	21.46%	0.05%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Fundamental Value	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$9,798	6.05%	0.08%

Year ended August 31, 2006:	$15,306	4.37%	0.09%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Mid Cap Value	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$14,473	10.45%	0.05%

Year ended August 31, 2006:	$5,409	2.11%	0.12%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
All Cap Value	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$3,679	1.58%	0.05%

Year ended August 31, 2006:	$20,343	10.36%	0.04%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Quantitative Mid Cap	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$73,483	11.05%	0.07%

Year ended August 31, 2006:	$30,542	8.09%	0.07%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Equity-Income	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$11,408	4.39%	0.10%

Year ended August 31, 2006:	$5,859	1.84%	0.08%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
All Cap Growth	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$12,772	3.90%	0.14%

Year ended August 31, 2006:	N/A	N/A	N/A

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
International Small Cap	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$31,882	6.13%	0.21%

Year ended August 31, 2006:	N/A	N/A	N/A

111

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Small Company Value	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$1,542	0.81%	0.16%

Year ended August 31, 2006:	$13,294	6.21%	0.05%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Mid Cap Stock	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$44,266	5.00%	0.10%

Year ended August 31, 2006:	$32,733	5.32%	0.08%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
International Value	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$46,441	5.34%	0.17%

Year ended August 31, 2006:	$146,208	9.31%	0.13%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Emerging Small Company	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$3,505	2.95%	0.10%

Year ended August 31, 2006:	$7,241	3.50%	0.18%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Real Estate Securities	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$11,375	3.56%	0.12%

Year ended August 31, 2006:	$14,433	1.86%	0.14%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Natural Resources	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$45,477	6.82%	0.06%

Year ended August 31, 2006:	$12,507	2.65%	0.03%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Large Cap Value	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$11,308	9.34%	0.02%

Year ended August 31, 2006:	N/A	N/A	N/A

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Emerging Growth	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$5,027	1.90%	0.16%

Year ended August 31, 2006:	N/A	N/A	N/A

112

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Small Company	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$3,648	2.82%	0.05%

Year ended August 31, 2006:	$775	0.57%	0.34%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
U.S. Global Leaders Growth	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$51,300	10.75%	0.13%

Year ended August 31, 2006:	$63,130	12.78%	0.11%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Core Equity	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$16,403	5.27%	0.10%

Year ended August 31, 2006:	N/A	N/A	N/A

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Quantitative Value	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$123,488	8.15%	0.05%

Year ended August 31, 2006:	$86,196	9.76%	0.08%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Large Cap	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$16,895	8.68%	0.03%

Year ended August 31, 2006:	$8,026	4.62%	0.15%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
International Opportunities	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$198,415	9.85%	0.12%

Year ended August 31, 2006:	$88,189	6.16%	0.16%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Small Cap	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$5,339	0.76%	0.09%

Year ended August 31, 2006:	N/A	N/A	N/A

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Blue Chip Growth	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$61,529	9.41%	0.05%

Year ended August 31, 2006:	$23,323	4.02%	0.07%

113

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Vista	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$11,768	5.87%	0.09%

Year ended August 31, 2006:	$11,850	5.25%	0.12%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Value & Restructuring	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$12,366	6.58%	0.16%

Year ended August 31, 2006:	$2,244	0.83%	0.25%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
U.S Multi-Sector	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$202,029	14.02%	0.12%

Year ended August 31, 2006:	N/A	N/A	N/A

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Spectrum Income	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$4,231	5.99%	0.10%

Year ended August 31, 2006:	$1,277	2.24%	0.09%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
International Equity Index	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$3,698	4.04%	0.07%

Year ended August 31, 2006:	$5,522	2.88%	0.14%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Global Real Estate	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$43,553	3.81%	0.17%

Year ended August 31, 2006:	N/A	N/A	N/A

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Real Estate Equity	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$749	0.48%	0.11%

Year ended August 31, 2006:	$1,377	0.65%	0.07%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Absolute Return	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$106	100.00%	0.12%

Year ended August 31, 2006:	N/A	N/A	N/A

114

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Quantitative All Cap	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$4,278	31.58%	0.07%

Year ended August 31, 2006:	N/A	N/A	N/A

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Value Fund	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$310	2.29%	0.23%

Year ended August 31, 2006:	N/A	N/A	N/A

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Lifecycle Retirement Portfolio	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$1,676	100.00%	0.17%

Year ended August 31, 2006:	N/A	N/A	N/A

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Mid Cap Intersection	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$11,413	2.00%	0.08%

Year ended August 31, 2006:	N/A	N/A	N/A

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Mid Cap Index	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	N/A	N/A	N/A

Year ended August 31, 2006:	$10,906	32.72%	0.02%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Small Company Growth Fund	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	N/A	N/A	N/A

Year ended August 31, 2006:	$3,476	3.38%	0.21%
Commissions Paid to State Street. For the years ended August 31, 2007 and 2006, brokerage commissions were paid as follows:

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Capital Appreciation	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$3,035	0.43%	0.06%

Year ended August 31, 2006:	N/A	N/A	N/A

115

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Equity-Income	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$1,638	0.63%	0.06%

Year ended August 31, 2006:	$17,188	5.40%	0.61%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
All Cap Growth	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$615	0.19%	0.06%

Year ended August 31, 2006:	N/A	N/A	N/A

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Small Company Value	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$480	0.25%	0.24%

Year ended August 31, 2006:	$999	0.47%	0.12%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Mid Cap Stock	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$1,996	0.23%	0.08%

Year ended August 31, 2006:	$1,002	0.16%	0.01%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
International Value	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$39	0.01%	0.10%

Year ended August 31, 2006:	$2,533	0.16%	0.04%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Natural Resources	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$1,987	0.30%	0.07%

Year ended August 31, 2006:	$145,588	30.86%	0.04%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
International Opportunities	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$893	0.04%	0.09%

Year ended August 31, 2006:	N/A	N/A	N/A

116

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Small Cap	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$3,844	0.55%	0.22%

Year ended August 31, 2006:	N/A	N/A	N/A

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Blue Chip Growth	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$243	0.04%	0.07%

Year ended August 31, 2006:	$41,441	7.14%	0.19%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Small Company Growth	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$591	0.36%	0.12%

Year ended August 31, 2006:	$16,690	16.25%	0.38%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Value	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$12	0.09%	0.07%

Year ended August 31, 2006:	N/A	N/A	N/A

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Spectrum Income	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$450	0.64%	0.06%

Year ended August 31, 2006:	$5,390	9.45%	0.82%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Mid Cap Intersection	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	$177	0.03%	0.11%

Year ended August 31, 2006:	N/A	N/A	N/A

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Large Cap Fund	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	N/A	N/A	N/A

Year ended August 31, 2006:	$5,093	2.93%	0.21%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Real Estate Securities Fund	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	N/A	N/A	N/A

Year ended August 31, 2006:	$23,894	3.08%	0.26%

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		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Real Estate Equity Fund	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	N/A	N/A	N/A

Year ended August 31, 2006:	$1,149	0.54%	0.09%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
Vista Fund	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	N/A	N/A	N/A

Year ended August 31, 2006:	$4,193	1.86%	0.25%

		% OF FUND’S BROKERAGE	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	COMMISSIONS REPRESENTED	OF TRANSACTIONS FOR THE
US Global Leaders Growth Fund	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended August 31, 2007:	N/A	N/A	N/A

Year ended August 31, 2006:	$6,226	1.26%	0.09%
TRANSFER AGENT SERVICES
John Hancock Signature Services, Inc., P. O. Box 9510, Portsmouth, New Hampshire 03802-9510, a wholly-owned indirect subsidiary of MFC, is the transfer and dividend paying agent for the Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 5 shares of the Funds. Each Fund pays Signature Services monthly a fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account, $0.00 for each Class I and Class 5 shareholder account and $15.00 for each Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shareholder account. The fund also pays Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, B, C, R, R1, R2, R3, R4 and R5 shares. For Class A, B, C, R, R1, R2, R3, R4 and R5 shares, the Fund also pays certain out-of-pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative NAVs. For shares held of record in omnibus or other group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the funds. For such shareholders, Signature Services does not charge its account fee.
LEGAL AND REGULATORY MATTERS
There are no legal proceedings to which JHF II, the investment adviser or the principal underwriter is a party that are likely to have a material adverse effect on the funds or the ability of the investment adviser or the principal underwriter to perform its contract with the funds.
On June 25, 2007, the Adviser and three of its affiliates including the Distributor (collectively, the “John Hancock Affiliates”) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and one of the John Hancock Affiliates agreed to pay

118

disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust funds that participated in the Adviser’s commission recapture program during the period from 2000 to April 2004. The Distributor and another John Hancock Affiliate agreed to pay disgorgement in the amount of $2,087,477 and prejudgment interest of $359,460 to certain entities advised by the associated John Hancock Affiliates. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of JHF II as of fiscal year ended August 31, 2007, including the related financial highlights which appear in the Prospectus, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as indicated in their report with respect thereto, and are incorporated herein by reference in reliance upon said report given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, Massachusetts 02110.
REPORTS TO SHAREHOLDERS
The financial statements of the Funds for the fiscal year ended August 31, 2007 are incorporated herein by reference from each fund’s most recent Annual Report to Shareholders filed with the SEC on Form N-CSR pursuant to Rule 30b2-1 under the 1940 Act.
CUSTODY OF PORTFOLIO SECURITIES
State Street Bank and Trust Company (“State Street”), 2 Avenue de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all the Funds’ and Portfolios’ assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.
CODES OF ETHICS
JHF II, the Adviser, the Distributor and each subadviser to the Funds have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel subject to the Code of Ethics to invest in securities including securities that may be purchased or held by a fund.

119

APPENDIX A
DESCRIPTION OF BOND RATINGS
The ratings of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.
MOODY’S INVESTORS SERVICE, INC.
Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.
B: Obligations rated B are considered speculative elements and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
STANDARD & POOR’S RATINGS GROUP
AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC and C: Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and

‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C: The ‘C’ rating may be used to over a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
FITCH INVESTORS SERVICE (“Fitch”)
Investment Grade
AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘B’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade
BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B: Highly speculative.
•	For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).
CCC
•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).
CC
•	For issuers and performing obligations, default of some kind appears probable.

•	For individual obligations, may indicate distressed or defaulted obligations with Recovery Raging of ‘R4’ (average) or ‘R5’ (below average).
C
•	For issuers and performing obligations, default is imminent.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).
RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.
D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
–	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

–	the bankruptcy filings, administration, receivership, liquidation or winding-up or cessation of business of an obligor; or

–	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ rating categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or CCC-C categories.
Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS
Moody’s
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard and Poor’s
Commercial Paper
A standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:
A-1
This designation indicates that the degress of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.
A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B
Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.
C
This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D
Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.
Dual Ratings
Standard & Poor’s assigns ‘dual’ rating to all debt issues that have a put option or demand feature as part of their structure.
The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).
Other Considerations — The ratings of S&P, Moody’s, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.
TAX-EXEMPT NOTE RATINGS
Moody’s
Short-Term Debt Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG
This designation denotes speculative-grade credit quality. Dept instruments in this category may lack sufficient margins of protection.
Standard and Poor’s
Short-Term Issue
A Standard & Poor’s U.S. municipal note reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
•	Amoritization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as note; and

•	Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3
Speculative capacity to pay principal and interest.

APPENDIX B
ADOPTED AUGUST 23, 2005
JOHN HANCOCK FUNDS II
JOHN HANCOCK FUNDS III
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
It is the policy of John Hancock Funds II and John Hancock Funds III (individually, the “Trust” and collectively, the “Trusts”) to provide Nonpublic Information regarding portfolio holdings of the Trusts to Nonaffiliated Persons of the Trusts only in the limited circumstances noted below. It is also the policy of the Trusts only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons, on a “need to know” basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). The Trusts consider Nonpublic Information regarding portfolio holdings of the Trusts to be confidential and the intent of this policy is to guard against selective disclosure of such information in a manner that would not be in the best interests of shareholders of the Trusts.
Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the prospectuses of the Trusts or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.
“Affiliated Persons” are persons affiliated with: (a) the Trusts, (b) the Trusts’ investment adviser or principal underwriter or any affiliate of either entity, (c) the investment adviser’s ultimate parent, Manulife Financial Corporation (“MFC”) or any affiliate thereof, (d) in the case of a particular Trust portfolio, the subadviser to the portfolio, or any affiliate of the subadviser, (e) the Trusts’ custodian and (f) the Trusts’ certified public accountants.
“Nonaffiliated Persons” is any person who is not an Affiliated Person.
DISCLOSURE OF PORTFOLIO HOLDINGS TO NONAFFILIATED PERSONS
Subject to the pre-approval of the Trusts’ Chief Compliance Officer, the Trusts or their adviser or principal underwriter or any of their subadvisers (or any of their affiliates) may provide Nonpublic Information regarding Trust portfolio holdings to Nonaffiliated Persons in the circumstances listed below.
1. RATING ORGANIZATIONS
Nonpublic Information regarding Trust portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.
2. VESTEK (THOMPSON FINANCIAL)
Nonpublic Information regarding Trust portfolio holdings may be provided to Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data for use by the Trust or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.
3. PROXY VOTING SERVICES
Nonpublic Information regarding Trust portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to Trust portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

4. COMPUTER SOFTWARE
Nonpublic Information regarding Trust portfolio holdings may be provided to entities providing computer software to the Trust (for example, for the purpose of generating Trust compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.
5. COURTS AND REGULATORS
Nonpublic Information regarding Trust portfolio holdings may be provided to any court or regulator with jurisdiction over the Trust, the Trust’s adviser or principal underwriter, MFC or any subadviser to a Trust portfolio (or any of their affiliates) if such information is requested by such court or regulator.
6. INSTITUTIONAL TRADERS
Nonpublic Information regarding Trust portfolio holdings (for example, aggregated lists of all fixed income holdings — names only) may be provided to institutional traders to assist in research and trade execution if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes.
7. OTHER PERSONS
Nonpublic Information regarding Trust portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Trust or his or her designee (collectively, the “CCO”). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust’s investment adviser (including any subadviser), the Trust’s principal underwriter or any of their affiliated persons, on the other, the procedures set forth under “Resolution of Conflicts of Interest” below shall be followed.
The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.
DISCLOSURE OF PORTFOLIO HOLDINGS TO AFFILIATED PERSONS
The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed in Appendix A) and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed in Appendix A have been exempt from such pre-approval. In the case of persons listed in Section II, III and IV of Appendix A, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.
In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider:
(a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust’s investment adviser (including any subadviser), the Trust’s principal underwriter or any of their affiliated persons, on the other, the procedures set forth under “Resolution of Conflicts of Interest” below shall be followed.

RESOLUTION OF CONFLICTS OF INTEREST
If the Trust or its adviser or principal underwriter or any of its subadviser (or any of their affiliates) desire to provide Nonpublic Information regarding Trust portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust’s investment adviser (including any subadviser), the Trust’s principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Trust who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will be in the best interests of Trust shareholders.
POSTING OF TRUST PORTFOLIO HOLDINGS ON A WEBSITE
If the Trust desires to post on its website Trust portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then the Trust shall disclose the following in its prospectus:
1. the nature of the information that will be available, including both the date as of which the information will be current (e.g. quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio’s largest 10 holdings);
2. the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and
3. the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.
CHANGES TO POLICY
Any material changes to this policy must be approved by the Trusts’ Board of Trustees.
REPORTS TO THE TRUST’S BOARD OF TRUSTEES
The CCO shall report any material issues that may arise under this policy to the Trusts’ Board of Trustees no later than the Board meeting following the arising of the issue.
APPLICABILITY OF POLICY TO THE TRUSTS’ ADVISER AND SUBADVISERS
This policy shall apply to the Trusts’ Adviser and each of its subadvisers.
APPENDIX A TO POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
I. Employees* of John Hancock Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of the Trusts, the Trusts’ investment adviser, John Hancock Investment Management Services LLC or the Trusts’ principal underwriter, John Hancock Distributors LLC.
II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to either of the Trust.
III. Employees* of the Trusts’ custodian who provide services to either of the Trust.

IV. Employees* and partners of the Trusts’ certified public accounting firm who provide services to either of the Trust.

*	Includes temporary employees

APPENDIX C
PORTFOLIO MANAGER INFORMATION
A I M CAPITAL MANAGEMENT, INC.
All Cap Growth Fund
Small Company Growth Fund
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Pooled Investment		Other Pooled Investment		Other Accounts
	Dollar Range of	Vehicles (assets in millions)		Vehicles (assets in millions)		(assets in millions)
	Investments in Each	Number of		Number of		Number of
Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Kirk L. Anderson	All Cap Growth Fund: None	6	$9,525.7	2	$51.4	None	$0
James G. Birdsall	All Cap Growth Fund: None	6	$10,181.1	1	$46.1	None	$0
Robert J. Lloyd	All Cap Growth Fund: None	6	$11,536.9	1	$46.1	None	$0
Lanny H. Sachnowitz	All Cap Growth Fund: None	6	$11,074.1	2	$183.9	None	$0
Juliet S. Ellis	Small Company Growth Fund: None	6	$3,620.7	0	$0	None	$0
Juan R. Hartsfield	Small Company Growth Fund: None	6	$3,620.7	0	$0	None	$0

[1]	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

There are no accounts that pay fees based upon performance.
POTENTIAL CONFLICTS OF INTEREST
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:

•	The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

•	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•	With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•	Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.
     AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
DESCRIPTION OF COMPENSATION STRUCTURE
AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package and a relocation package if such benefit is applicable. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following five elements:
•	Base salary. Each portfolio manager is paid a base salary. In setting the base salary, AIM’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

•	Annual bonus. Each portfolio manager is eligible to receive an annual cash bonus, which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically has an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

•	Equity-based compensation. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of Invesco PLC stock from pools determined from time to time by the Remuneration Committee of the Invesco PLC Board of Trustees. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

•	Participation in group insurance programs. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

•	Participation in deferred compensation plan. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.
Portfolio managers also participate in benefit plans and programs available generally to all employees.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
Small Company Fund
Vista Fund
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles (assets in		Other Accounts
		(assets in millions)		millions)		(assets in millions)
	Dollar Range of	Number		Number		Number
Portfolio	Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Wilhelmine von Turk	Small Company Fund: None	6	$2,001,326,898	1	$68,018,858	2	$244,855,224
Thomas P. Vaiana	Small Company Fund: None	10	$6,505,976,081	2	$120,077,986	4	$260,309,539
Brian Ertley	Small Company Fund: None	7	$2,032,457,830	1	$68,018,858	4	$248,074,313
Brad Eixmann	Vista Fund: None	5	$3,540,321,488	0	N/A	2	$152,649,697
Glenn A. Fogle	Vista Fund: None	8	$7,584,578,977	0	N/A	2	$152,649,697
David M. Hollond	Vista Fund: None	8	$7,584,578,977	0	N/A	2	$152,649,697
There are no accounts that pay fees based upon performance.
POTENTIAL CONFLICTS OF INTEREST
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not. American Century may aggregate orders to purchase or sell the same security for multiple funds when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, fund teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.
Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.
DESCRIPTION OF COMPENSATION STRUCTURE
American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.
BASE SALARY
Portfolio managers receive base pay in the form of a fixed annual salary.
BONUS
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund’s true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager’s level of responsibility.
With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio’s performance as closely as possible. This is the case for the Small Company Fund. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Vista Fund.
A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among fund management teams in achieving long-term investment success for similarly styled portfolios.
A portion of some portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.
RESTRICTED STOCK PLANS
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).
DEFERRED COMPENSATION PLANS
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

BlackRock Investment Management, LLC
Large Cap Value Fund
The following chart reflects the portfolio manager’s investments in the Fund that he manages. The chart also reflects information regarding accounts other than the Fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
	Dollar Range of	Number		Number		Number
Portfolio	Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Robert Doll	Large Cap Value Fund: None	27	$16,517,101,383	6	$7,435,268,229	19	$22,762,265,315
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

		Other Registered		Other Pooled
		Investment Companies		Investment Vehicles		Other Accounts
	Dollar Range of	Number		Number		Number
Portfolio	Investments in Each	of		of		of
Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Robert Doll	Large Cap Value Fund: None	1	$163,906,260	0	$0	0	$0
POTENTIAL CONFLICTS OF INTEREST
Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:
Certain investments may be appropriate for the Fund and also for other clients advised by BlackRock Investment Management, LLC (“BIM”) and its affiliates, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of BIM and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for the Fund may differ from the results achieved by other clients of BIM and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by BIM to be equitable to each. BIM will not determine allocations based on whether it receives a performance based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of BIM and its affiliates in the interest of achieving the most favorable net results to the Fund.
To the extent that the Fund’s portfolio manager has responsibilities for managing accounts in addition to the Fund, the portfolio manager will need to divide his time and attention among relevant accounts.
In some cases, a real, potential or apparent conflict may also arise where (i) BIM or the portfolio manager may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) the portfolio manager owns an interest in one fund or account he or she manages and not another.
DESCRIPTION OF COMPENSATION STRUCTURE
The Portfolio manager compensation program of BlackRock, Inc. and its affiliates (“BlackRock”) is critical to BlackRock’s ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.
POLICIES AND PROCEDURES
COMPENSATION PROGRAM
The elements of total compensation for BlackRock portfolio managers are fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate — both up and down — with the relative investment performance of the funds that they manage.
BASE SALARY
Under the BlackRock approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager’s total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.
PERFORMANCE-BASED COMPENSATION
BlackRock believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.
BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. Due to Mr. Doll’s unique position (as Portfolio Manager, Vice Chairman and Director of BlackRock, Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee, and member of the BlackRock Executive Committee), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in consideration of his incentive compensation but, given his multiple roles and the balance of the components of pay, the performance of his fund(s) is not the primary driver of his compensation. In addition, portfolio manager compensation can be based on BlackRock’s investment performance, financial results of BlackRock, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. All factors are considered collectively by BlackRock management.
CASH BONUS
Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.
STOCK BONUS
A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.
The ultimate value of stock bonuses is dependent on future BlackRock stock price performance. As such, the stock bonus aligns each portfolio manager’s financial interests with those of BlackRock’s shareholders and encourages a balance between short-term goals and long-term strategic objectives.
Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the “downside risk” and “upside opportunity” of BlackRock’s performance. Portfolio managers, therefore, have a direct incentive to protect BlackRock’s reputation for integrity.
OTHER COMPENSATION PROGRAMS
Portfolio managers who meet relative investment performance and financial management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of BlackRock mutual funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of BlackRock products and promotes continuity of successful portfolio management teams.
OTHER BENEFITS
Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

DAVIS SELECTED ADVISERS, L.P.
Fundamental Value Fund
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

Other Registered
		Investment		Other Pooled
		Companies (assets		Investment Vehicles		Other Accounts
		in millions)		(assets in millions)		(assets in millions)
	Dollar Range of	Number		Number		Number
	Investments in	of		of		of
Portfolio Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Christopher C. Davis	Fundamental Value Fund: None	29	$82,284	10	$1,231	49,710 *	$15,823
Kenneth Charles Feinberg	Fundamental Value Fund: None	32	$83,504	11	$1,244	49,710 *	$15,823

*	Primarily managed money wrap accounts.
There are no accounts that pay fees based upon performance.
POTENTIAL CONFLICTS OF INTEREST
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:
- The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Selected Advisers seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.
- If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Selected Advisers has adopted procedures for allocating portfolio transactions across multiple accounts.

- With respect to securities transactions for the portfolios, Davis Selected Advisers determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Davis Selected Advisers other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Selected Advisers may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Selected Advisers may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.
- Finally, substantial investment of Davis Selected Advisers or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Selected Advisers has adopted policies and procedures intended to ensure that all clients are treated fairly overtime. Davis Selected Advisers does not receive an incentive based fee on any account.
DESCRIPTION OF COMPENSATION STRUCTURE
Kenneth Feinberg’s compensation as a Davis Selected Advisers employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Selected Advisers’ profits, (iii) awards of equity (“Units”) in Davis Selected Advisers including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Selected Advisers purchases shares in selected funds managed by Davis Selected Advisers. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Selected Advisers’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.
Christopher Davis’ annual compensation as an employee and general partner of Davis Selected Advisers consists of a base salary. Davis Selected Advisers’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

DECLARATION MANAGEMENT & RESEARCH LLC
Total Bond Market Fund
Active Bond Fund
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

Other Registered
		Investment		Other Pooled
		Companies (assets in		Investment Vehicles		Other Accounts
		millions)		(assets in millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments	of		of		of
Manager	in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Peter Farley	Active Bond Fund: None Total Bond Market Fund: None	5	$2,847	2	$211	19	$4,277 billion
James E. Shallcross	Active Bond Fund: None Total Bond Market Fund: None	5	$2,847	1	$51	3	$992 million
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

Other Registered
		Investment		Other Pooled
		Companies (assets in		Investment Vehicles		Other Accounts
		millions)		(assets in millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments	of		of		of
Manager	in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Peter Farley	Active Bond Fund: None Total Bond Market Fund: None	0	$0	0	$0	0	$0
James E. Shallcross	Active Bond Fund: None Total Bond Market Fund: None	0	$0	1	$51	1	$54
POTENTIAL CONFLICTS OF INTEREST
Each of the accounts managed by James E. Shallcross and Peter M. Farley seeks income and capital appreciation by investing primarily in a diversified mix of debt securities. While these accounts have many similarities, the investment performance of each account will be different due to differences in guidelines, fees, expenses and cash flows. Declaration has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading. Neither of the Funds pays Declaration an incentive based fee.
DESCRIPTION OF COMPENSATION STRUCTURE

The compensation of James E. Shallcross and Peter M. Farley as Declaration employees consists of (i) a competitive base salary, (ii) eligibility for a discretionary bonus pursuant to an incentive compensation plan contingent on company profitability and performance, (iii) a deferred, profit sharing plan which is designed to be an equity ownership substitute, and (iv) eligibility for marketing incentives pursuant to the incentive compensation plan.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
All Cap Core Fund
Dynamic Growth Fund
Real Estate Securities Fund
Global Real Estate Fund
All Cap Core Fund
DESCRIPTION OF COMPENSATION STRUCTURE
The Fund has been advised that the subadvisor seeks to offer its investment professionals competitive short-term and long-term compensation. Portfolio managers and research professionals are paid (i) base salaries, which are linked to job function, responsibilities and financial services industry peer comparison and (ii) variable compensation, which is linked to investment performance, individual contributions to the team and DWS Scudder’s and Deutsche Bank’s financial results. Variable compensation may include a cash bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).
Bonus and long-term incentives comprise a greater proportion of total compensation as an investment professional’s seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that is highly competitive, including a bonus that is a multiple of their base salary. The amount of equity awarded under the long-term equity programs is generally based on the individual’s total compensation package and may comprise from 0%-40% of the total compensation award. As incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory diverting of a portion of their equity compensation into proprietary mutual funds that they manage.
To evaluate its investment professionals, the subadvisor uses a Performance Management Process. Objectives evaluated by the process are related to investment performance and generally take into account peer group and benchmark related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients’ risk and return objectives. When determining total compensation, the subadvisor considers a number of quantitative and qualitative factors such as:
•	DWS Scudder performance and the performance of Deutsche Asset Management, quantitative measures which include 1, 3 and 5 year pre-tax returns versus benchmark (such as the benchmark used in the prospectus) and appropriate peer group, taking into consideration risk targets. Additionally, the portfolio manager’s retail/institutional asset mix is weighted, as appropriate for evaluation purposes.
•	Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, the subadvisor assesses compliance, risk management and teamwork skills.
•	Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and “living the values” of the subadvisor, are part of a discretionary component which gives management the ability to reward these behaviors on a subjective basis through bonus incentives.
In addition, the subadvisor analyzes competitive compensation levels through the use of extensive market data surveys. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine overall compensation to promote good sustained investment performance.
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

	Dollar	Other Registered Investment		Other Pooled Investment
	Range of	Companies		Vehicles		Other Accounts
	Investments	Number		Number		Number
Portfolio	in Each	of		of		of
Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Robert Wang	All Cap Core Fund: None	39	$14,349,689,035	18	$542,869,078	40	$8,919,864,979
Julie Abbett	All Cap Core Fund: None	23	$10,798,329,425	7	$105,537,441	7	$576,595,067
Jin Chen	All Cap Core Fund: None	23	$10,798,329,425	7	$105,537,441	7	$576,595,067
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

		Other Registered Investment		Other Pooled Investment
		Companies		Vehicles		Other Accounts
		Number		Number		Number
Portfolio	Dollar Range of	of		of		of
Manager	Investments in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Julie Abbett	All Cap Core Fund: None	0	$0	0	$0	0	$0
Jin Chen	All Cap Core Fund: None	0	$0	0	$0	0	$0
Robert Wang	All Cap Core Fund: None	0	$0	2	$257,589,096	2	$148,708,705

POTENTIAL CONFLICTS OF INTEREST
In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the subadvisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund’s most recent fiscal year end.
In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The subadvisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.
Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:
•	Certain investments may be appropriate for the Fund and also for other clients advised by the subadvisor, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the subadvisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the subadvisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the subadvisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the subadvisor in the interest of achieving the most favorable net results to the Fund and the other clients.

•	To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The subadvisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

•	In some cases, an apparent conflict may arise where the subadvisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The subadvisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the subadvisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

•	The subadvisor and its affiliates and the investment team of the Fund may manage other mutual funds and separate accounts on a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The subadvisor has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Included in these procedures are specific guidelines developed to ensure fair and equitable treatment for all clients whose accounts are managed by each Fund’s portfolio management team. The subadvisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.
The subadvisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the subadvisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the subadvisor’s advisory clients. The subadvisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund’s Board.
Dynamic Growth Fund
DESCRIPTION OF COMPENSATION STRUCTURE
The Fund has been advised that the subadvisor seeks to offer its investment professionals competitive short-term and long-term compensation. Portfolio managers and research professionals are paid (i) base salaries, which are linked to job function, responsibilities and financial services industry peer comparison and (ii) variable compensation, which is linked to investment performance, individual contributions to the team and DWS Scudder’s and Deutsche Bank’s financial results. Variable compensation may include a cash bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).
Bonus and long-term incentives comprise a greater proportion of total compensation as an investment professional’s seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that is highly competitive, including a bonus that is a multiple of their base salary. The amount of equity awarded under the long-term equity programs is generally based on the individual’s total compensation package and may comprise from 0%-40% of the total compensation award. As incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory diverting of a portion of their equity compensation into proprietary mutual funds that they manage.
To evaluate its investment professionals, the subadvisor uses a Performance Management Process. Objectives evaluated by the process are related to investment performance and generally take into account peer group and benchmark related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients’ risk and return objectives. When determining total compensation, the subadvisor considers a number of quantitative and qualitative factors such as:
•	DWS Scudder performance and the performance of Deutsche Asset Management, quantitative measures which include 1, 3 and 5 year pre-tax returns versus benchmark (such as the benchmark used in the prospectus) and appropriate peer group, taking into consideration risk targets. Additionally, the portfolio manager’s retail/institutional asset mix is weighted, as appropriate for evaluation purposes.
•	Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, the subadvisor assesses compliance, risk management and teamwork skills.
•	Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and “living the values” of the subadvisor, are part of a discretionary component which gives management the ability to reward these behaviors on a subjective basis through bonus incentives.
In addition, the subadvisor analyzes competitive compensation levels through the use of extensive market data surveys. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine overall compensation to promote good sustained investment performance.
POTENTIAL CONFLICTS OF INTEREST
In addition to managing the assets of the Fund, the Fund’s portfolio manager may have responsibility for managing other client accounts of the subadvisor or its affiliates. The tables below show the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by the portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund’s most recent fiscal year end.
The following chart reflects the portfolio manager’s investments in the Fund that he manages. The chart also reflects information regarding accounts other than the Fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

Other Pooled
		Other Registered		Investment
		Investment Companies		Vehicles		Other Accounts
	Dollar Range of	Number		Number		Number
Portfolio	Investments in Each	of		of		of
Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Joseph Axtell	Dynamic Growth Fund: None	8	$3,672,020,601	0	$0	2	$120,828,135
Robert Janis	Dynamic Growth Fund: None	5	$1,927,036,410	0	$0	1	$98,828,135
There are no accounts that pay fees based upon performance.
In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The subadvisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.
Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:
•	Certain investments may be appropriate for the Fund and also for other clients advised by the subadvisor, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the subadvisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the subadvisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the subadvisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the subadvisor in the interest of achieving the most favorable net results to the Fund and the other clients.

•	To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The subadvisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

•	In some cases, an apparent conflict may arise where the subadvisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The subadvisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the subadvisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

•	The subadvisor and its affiliates and the investment team of the Fund may manage other mutual funds and separate accounts on a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The subadvisor has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Included in these procedures are specific guidelines developed to ensure fair and equitable treatment for all clients whose accounts are managed by each Fund’s portfolio management team. The subadvisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.
The subadvisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the subadvisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the subadvisor’s advisory clients. The subadvisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund’s Board.
Global Real Estate Fund
DESCRIPTION OF COMPENSATION STRUCTURE
The Fund has been advised that the subadvisor seeks to offer its investment professionals competitive short-term and long-term compensation. Portfolio managers and research professionals are paid (i) base salaries, which are linked to job function, responsibilities and financial services industry peer comparison and (ii) variable compensation, which is linked to investment performance, individual contributions to the team and DWS Scudder’s and Deutsche Bank’s financial results. Variable compensation may include a cash bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).
Bonus and long-term incentives comprise a greater proportion of total compensation as an investment professional’s seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that is highly competitive, including a bonus that is a multiple of their base salary. The amount of equity awarded under the long-term equity programs is generally based on the individual’s total compensation package and may comprise from 0%-40% of the total compensation award. As incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory diverting of a portion of their equity compensation into proprietary mutual funds that they manage.

To evaluate its investment professionals, the subadvisor uses a Performance Management Process. Objectives evaluated by the process are related to investment performance and generally take into account peer group and benchmark related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients’ risk and return objectives. When determining total compensation, the subadvisor considers a number of quantitative and qualitative factors such as:
•	DWS Scudder performance and the performance of Deutsche Asset Management, quantitative measures which include 1, 3 and 5 year pre-tax returns versus benchmark (such as the benchmark used in the prospectus) and appropriate peer group, taking into consideration risk targets. Additionally, the portfolio manager’s retail/institutional asset mix is weighted, as appropriate for evaluation purposes.
•	Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, the subadvisor assesses compliance, risk management and teamwork skills.
•	Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and “living the values” of the subadvisor, are part of a discretionary component which gives management the ability to reward these behaviors on a subjective basis through bonus incentives.
In addition, the subadvisor analyzes competitive compensation levels through the use of extensive market data surveys. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine overall compensation to promote good sustained investment performance.
POTENTIAL CONFLICTS OF INTEREST
In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the subadvisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund’s most recent fiscal year end.
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

The following table reflects information as of August 31, 2007:

	Dollar	Other Registered		Other Pooled Investment
	Range of	Investment Companies		Vehicles		Other Accounts
	Investments	Number		Number		Number
	in Each	of		of		of
Portfolio Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
John F. Robertson	Global Real Estate Fund: None	9	$5,089,000,000	6	$540,100,000	47	$4,421,000,000
John W. Vojticeck	Global Real Estate Fund: None	9	$4,203,000,000	6	$502,800,000	47	$3,971,000,000
Daniel Ekins	Global Real Estate Fund: None	9	$452,900,000	8	$1,545,000,000	12	$1,590,000,000
John Hammond	Global Real Estate Fund: None	4	$350,700,000	8	$566,300,000	9	$259,200,000
William Leung	Global Real Estate Fund: None	9	$316,140,000	7	$269,760,000	12	$210,840,000
     Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

		Other Registered
		Investment		Other Pooled Investment
		Companies		Vehicles		Other Accounts
	Dollar Range of	Number		Number		Number
Portfolio	Investments in Each	of		of		of
Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
John F. Robertson	Global Real Estate Fund: None	0	$0	4	$257,100,000	6	$612,900,000
John W. Vojticeck	Global Real Estate Fund: None	0	$0	4	$257,100,000	6	$612,900,000
Daniel Ekins	Global Real Estate Fund: None	0	$0	0	$0	4	$322,500,000
John Hammond	Global Real Estate Fund: None	0	$0	2	$77,800,000	1	$65,300,000
William Leung	Global Real Estate Fund: None	0	$0	0	$0	0	$0
In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The subadvisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.
Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:
•	Certain investments may be appropriate for the Fund and also for other clients advised by the subadvisor, including other client accounts managed by the Fund’s portfolio management team.

Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the subadvisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the subadvisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the subadvisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the subadvisor in the interest of achieving the most favorable net results to the Fund and the other clients.
•	To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The subadvisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.
•	In some cases, an apparent conflict may arise where the subadvisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The subadvisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the subadvisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.
•	The subadvisor and its affiliates and the investment team of the Fund may manage other mutual funds and separate accounts on a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The subadvisor has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Included in these procedures are specific guidelines developed to ensure fair and equitable treatment for all clients whose accounts are managed by each Fund’s portfolio management team. The subadvisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.
The subadvisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the subadvisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the subadvisor’s advisory clients. The subadvisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund’s Board.

Real Estate Securities Fund
DESCRIPTION OF COMPENSATION STRUCTURE
The Fund has been advised that the subadvisor seeks to offer its investment professionals competitive short-term and long-term compensation. Portfolio managers and research professionals are paid (i) base salaries, which are linked to job function, responsibilities and financial services industry peer comparison and (ii) variable compensation, which is linked to investment performance, individual contributions to the team and DWS Scudder’s and Deutsche Bank’s financial results. Variable compensation may include a cash bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).
Bonus and long-term incentives comprise a greater proportion of total compensation as an investment professional’s seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that is highly competitive, including a bonus that is a multiple of their base salary. The amount of equity awarded under the long-term equity programs is generally based on the individual’s total compensation package and may comprise from 0%-40% of the total compensation award. As incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory diverting of a portion of their equity compensation into proprietary mutual funds that they manage.
To evaluate its investment professionals, the subadvisor uses a Performance Management Process. Objectives evaluated by the process are related to investment performance and generally take into account peer group and benchmark related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients’ risk and return objectives. When determining total compensation, the subadvisor considers a number of quantitative and qualitative factors such as:
•	DWS Scudder performance and the performance of Deutsche Asset Management, quantitative measures which include 1, 3 and 5 year pre-tax returns versus benchmark (such as the benchmark used in the prospectus) and appropriate peer group, taking into consideration risk targets. Additionally, the portfolio manager’s retail/institutional asset mix is weighted, as appropriate for evaluation purposes.
•	Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, the subadvisor assesses compliance, risk management and teamwork skills.
•	Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and “living the values” of the subadvisor, are part of a discretionary component which gives management the ability to reward these behaviors on a subjective basis through bonus incentives.
In addition, the subadvisor analyzes competitive compensation levels through the use of extensive market data surveys. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine overall compensation to promote good sustained investment performance.

POTENTIAL CONFLICTS OF INTEREST
In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the subadvisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund’s most recent fiscal year end.
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Registered Investment		Other Pooled Investment
		Companies		Vehicles		Other Accounts
	Dollar Range of	Number		Number		Number
Portfolio	Investments in Each	of		of		of
Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
John W. Ehlinger	Real Estate Securities Fund: None	9	$4,254,000,000	6	$502,800,000	47	$3,971,000,000
John F. Robertson	Real Estate Securities Fund: None	9	$5,410,000,000	6	$540,100,000	47	$4,421,000,000
Adad Kazim	Real Estate Securities Fund: None	9	$4,254,000,000	6	$502,800,000	47	$3,971,000,000
John W. Vojticek	Real Estate Securities Fund: None	9	$4,254,000,000	6	$502,800,000	47	$3,971,000,000

     Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
	Dollar Range of	Number		Number		Number
Portfolio	Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
John W. Ehlinger	Real Estate Securities Fund: None	0	$0	4	$257,100,000	6	$612,900,000
John F. Robertson	Real Estate Securities Fund: None	0	$0	4	$257,100,000	6	$612,900,000
Adad Kazim	Real Estate Securities Fund: None	0	$0	4	$257,100,000	6	$612,900,000
John W. Vojticek	Real Estate Securities Fund: None	0	$0	4	$257,100,000	6	$612,900,000
In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The subadvisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.
Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:
•	Certain investments may be appropriate for the Fund and also for other clients advised by the subadvisor, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the subadvisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the subadvisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the subadvisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the subadvisor in the interest of achieving the most favorable net results to the Fund and the other clients.
•	To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The subadvisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.
•	In some cases, an apparent conflict may arise where the subadvisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The subadvisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the subadvisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

•	The subadvisor and its affiliates and the investment team of the Fund may manage other mutual funds and separate accounts on a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The subadvisor has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Included in these procedures are specific guidelines developed to ensure fair and equitable treatment for all clients whose accounts are managed by each Fund’s portfolio management team. The subadvisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.
The subadvisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the subadvisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the subadvisor’s advisory clients. The subadvisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund’s Board.

DIMENSIONAL FUND ADVISORS
Emerging Markets Value Fund
International Small Company Fund
Portfolio Managers
In accordance with the team approach used to manage the International Small Cap Fund (the “Portfolio”), the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee of Dimensional Funds Advisors LP (“Dimensional”). The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolio, including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland coordinates the efforts of all portfolio managers with respect to the day-to-day management of international equity portfolios. For this reason, Dimensional has identified Ms. Umland as primarily responsible for coordinating the day-to-day management of the Fund.
DESCRIPTION OF COMPENSATION STRUCTURE
Dimensional’s portfolio managers receive a base salary and a bonus. Compensation of a portfolio manager is determined by Dimensional and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that the portfolio managers manage. Dimensional reviews the compensation of each portfolio manager annually. Each portfolio manager’s compensation consists of the following:
•	Base Salary. Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The bonus is based on the factors described above.
Portfolio managers may be awarded the right to purchase restricted shares of Dimensional’s stock as determined from time to time by the Board of Directors of Dimensional or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all Dimensional employees.
The following chart reflects the portfolio manager’s investments in the Fund that she manages. The chart also reflects information regarding accounts other than the Fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

The following table reflects information as of August 31, 2007:

Other Registered
		Investment		Other Pooled
		Companies (assets in		Investment Vehicles		Other Accounts
		millions)		(assets in millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Karen E. Umland	Emerging Markets Value Fund: None	29	$47,652	4	$797	13	$4,182
Karen E. Umland	International Small Company Fund: None	29	$47,652	4	$797	13	$4,182

There are no accounts that pay fees based upon performance.
POTENTIAL CONFLICTS OF INTEREST
Actual or apparent conflicts of interest may arise when a portfolio manager has primary day-to-day oversight responsibilities with respect to multiple accounts. In addition to the Portfolio, these accounts may include registered mutual funds, other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Portfolio. Actual or apparent conflicts of interest include:
•	Time Management. The management of the Portfolio and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolio and/or Accounts. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolio.

•	Investment Opportunities. It is possible that at times identical securities will be held by the Portfolio and one or more Accounts. However, positions in the same security may vary and the length of time that the Portfolio or an Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Portfolio and one or more Accounts, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across the Portfolio and other eligible Accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across the Portfolio and other Accounts.

•	Broker Selection. With respect to securities transactions for the Portfolio, Dimensional determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for the Portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or an Account.

•	Performance-Based Fees. For some Accounts, Dimensional may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to Accounts where Dimensional is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where Dimensional might share in investment gains.

•	Investment in a Portfolio. A portfolio manager or his/her relatives may invest in an Account that he or she manages, and a conflict may arise where he or she may therefore have an incentive to treat an Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Portfolio or other Accounts for which they have portfolio management responsibilities
Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC (“GMO”)
U.S. Multi Sector Fund
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

	Dollar	Other Registered Investment		Other Pooled Investment
	Range of	Companies		Vehicles		Other Accounts
	Investments	Number		Number		Number
Portfolio	in Each	of		of		of
Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Sam Wilderman	U.S. Multi Sector Fund: None	26	$21,321,177,554.18	5	$2,342,484,159.85	24	$3,759,746,359.43
None of the portfolio managers beneficially own any shares of the John Hancock Funds II portfolios managed by the portfolio manager.
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Dollar	Other Registered Investment		Other Pooled Investment
	Range of	Companies		Vehicles		Other Accounts
	Investments	Number		Number		Number
Portfolio	in Each	of		of		of
Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Sam Wilderman	U.S. Multi Sector Fund: None	3	$2,850,051,081.00	4	$2,318,300,901.61	5	$1,657,638,034.40

Description of material conflicts: Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the fund and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities between the fund and such other accounts. GMO believes several factors limit the conflicts between the Fund and other similar stock accounts managed by the Fund’s portfolio management team or individual members of the team. First, discipline and constraints are imposed because the investment programs of the Fund and other similar accounts are determined based on quantitative models. Second, all portfolio management team members are aware of and abide by GMO’s trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the Fund’s portfolio management team and GMO’s Investment Analysis team to ensure that any divergence in expected performance is adequately explained by differences in the client’s investment guidelines and timing of cash flows.
Description of the structure of, and the method used to determine, the compensation of each member of the fund’s portfolio management team: The senior member of the Fund’s portfolio management team is a member (partner) of GMO. Compensation for the senior member consists of a base salary, a partnership interest in the firm’s profits and possibly an additional, discretionary, bonus. Compensation does not disproportionately reward out-performance by higher fee/performance fee products. GMO’s Compensation Committee sets the senior member’s base salary taking into account current industry norms and market data to ensure that the base salary is competitive. The Compensation Committee also determines the senior member’s partnership interest, taking into account the senior member’s contribution to GMO and GMO’s mission statement. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each member’s compensation is based on his individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. Partnership interests in GMO are the primary incentive for senior level persons to continue employment at GMO. GMO believes that partnership interests provide the best incentive to maintain stability of portfolio management personnel.

Independence Investments LLC
Small Cap Fund
The following chart reflects the portfolio manager’s investments in the Fund that he manages. The chart also reflects information regarding accounts other than the Fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

Other Registered
		Investment		Other Pooled
		Companies (assets in		Investment Vehicles		Other Accounts
		millions)		(assets in millions)		(assets in millions)
	Dollar Range of	Number		Number		Number
Portfolio	Investments in Each	of		of		of
Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Charles S. Glovsky	Small Cap Fund: None	2	$349	5	$116	28	$527
There are no accounts that pay fees based upon performance.
Potential Conflicts of Interest. Each of the accounts managed by Charles S. Glovsky uses a bottom up selection process that focuses on stocks of statistically undervalued yet promising companies that are believed likely to show improving fundamental prospects with identifiable catalysts for change. Each account invests primarily in equity securities issued by small or mid capitalization companies. While these accounts have many similarities, the investment performance of accounts with similar strategies will be different due to differences in guidelines, fees, expenses and cash flows. Independence has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading. None of the accounts pays Independence an incentive based fee.
Compensation of Portfolio Managers. Independence has adopted a system of compensation for portfolio managers and others involved in the investment process that seeks to align the financial interests of the investment professionals with both those of Independence, through incentive payments based in part upon the Independence’s financial performance, and also those of their clients and the shareholders of the funds they manage, through incentive payments based in part upon the relative investment performance of those accounts. Independence’s compensation arrangements with investment professionals are determined on the basis of the investment professional’s overall services to Independence and not on the basis of specific funds or accounts managed by the investment professional.
Charles S. Glovsky’s compensation as an Independence employee consists of (i) a competitive base salary, (ii) a bonus payable pursuant to an employment arrangement, (iii) eligibility for an additional discretionary bonus pursuant to an incentive compensation plan, (iv) equity ownership, and (v) eligibility for marketing incentives pursuant to the incentive compensation plan.
Under the investment compensation plan, investment professionals are eligible for an annual bonus, which is contingent on organizational goals. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving favorable investment performance and other qualitative factors. Any bonus under the plan is completely discretionary. Company profitability and investment performance are among the factors generally used in determining the size of the overall bonus pool and/or the particular bonuses paid to individual portfolio managers under the plan.
JENNISON ASSOCIATES LLC
Capital Appreciation Fund
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Registered
		Investment		Other Pooled
		Companies (assets		Investment Vehicles		Other Accounts
		in millions)		(assets in millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments	of		of		of
Manager	in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Michael A. Del Balso	Capital Appreciation Fund: None	12	$9,102	5	$1,295	12	$1,061	*
Kathleen A. McCarragher	Capital Appreciation Fund: None	13	$9,424	3	$362	43	$4,893
Spiros Segalas	Capital Appreciation Fund: None	16	$19,276	5	$480	9	$2,439

*	Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

		Other Registered
		Investment			Other Pooled
		Companies (assets			Investment Vehicles			Other Accounts
		in millions)			(assets in millions)			(assets in millions)
		Number			Number			Number
Portfolio	Dollar Range of Investments	of			of			of
Manager	in Each Fund	Accounts	Assets		Accounts	Assets		Accounts	Assets
Michael A. Del Balso	Capital Appreciation Fund: None	0	$0		0	$0		0	$0
Kathleen A. McCarragher	Capital Appreciation Fund: None	1	$718	+	0	$0		0	$0
Spiros Segalas	Capital Appreciation Fund: None	0	$0		3	$148	+	0	$0

+	The portfolio manager only manages a portion of the accounts subject to a performance fee. The market value shown reflects the portion of those accounts managed by the portfolio manager.

POTENTIAL CONFLICTS OF INTEREST
In managing other funds (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.
Jennison’s portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.
Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.
In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. These differences may give rise to a potential conflict that a portfolio manager may may favor the higher fee-paying account over the other or allocate more time to the management of one account over another. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison’s portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.
DESCRIPTION OF COMPENSATION STRUCTURE
Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals.

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. In addition, some portfolio managers may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The following factors, listed in order of importance, will be reviewed for each portfolio manager:
[ ] One and three year pre-tax investment performance of groupings of accounts (a “Composite”) relative to market conditions, pre-determined passive indices, such as the Russell 1000® Growth Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible.
[ ] Historical and long-term business potential of the product strategies;
[ ] Qualitative factors such as teamwork and responsiveness; and
[ ] Other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional’s total compensation.

LEGG MASON CAPITAL MANAGEMENT, INC.
Core Equity Fund
The following chart reflects the portfolio manager’s investments in the Fund that she manages. The chart also reflects information regarding accounts other than the Fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

Other Registered
		Investment		Other Pooled
		Companies (assets in		Investment Vehicles		Other Accounts[1]
		millions)		(assets in millions)		(assets in millions)
	Dollar Range of	Number		Number		Number
Portfolio	Investments in Each	of		of		of
Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Mary Chris Gay	Core Equity Fund: None	7	$5,061.4	17	$5,264.4	5	$1,309.5

[1]	Includes Value Equity separate accounts managed by Ms. Gay.
     The portfolio manager does not beneficially owns any shares of the John Hancock Funds II portfolios managed by the portfolio manager.
     Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

Other Registered
		Investment		Other Pooled
		Companies (assets in		Investment Vehicles		Other Accounts
		millions)		(assets in millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of	of		of		of
Manager	Investments in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Mary Chris Gay	Core Equity Fund: None	0	$0	0	$0	1	$310.4

[1]	Includes Value Equity separate accounts managed by Ms. Gay.
POTENTIAL CONFLICTS OF INTEREST
The portfolio manager has day-to-day management responsibility for multiple accounts, which may include mutual funds, separately managed advisory accounts, commingled trust accounts, offshore funds, and insurance company separate accounts. The management of multiple accounts by the portfolio manager may create the potential for conflicts to arise. For example, even though all accounts in the same investment style are managed similarly, the portfolio manager make investment decisions for each account based on the investment guidelines, cash flows, and other factors that the manager believes are applicable to that account. Consequently, the portfolio manager may purchase (or sell) the same security for multiple accounts at different times. A portfolio manager may also manage accounts whose style, objectives, and policies differ from those of the Fund. Trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, that sale could cause the market price of the security to decrease, while the Fund maintained its position in the security. A potential conflict may also arise when a portfolio manager is responsible for accounts that have different advisory fees — the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities of limited availability. This conflict may be heightened where an account is subject to a performance-based fee. A portfolio manager’s personal investing may also give rise to potential conflicts of interest. Legg Mason Capital Management, Inc. has adopted brokerage, trade allocation, personal investing and other policies and procedures that it believes are reasonably designed to address the potential conflicts of interest described above.
DESCRIPTION OF COMPENSATION STRUCTURE
The portfolio manager is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the total value of the assets, and the growth in assets, managed by the Portfolio manager (these are a function of performance, retention of assets, and flows of new assets), the Portfolio manager’s contribution to the investment manager’s research process, and trends in industry compensation levels and practices.
The portfolio manager is also eligible to receive other employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason, Inc. 401(k) and profit sharing program, and participation in other Legg Mason, Inc. deferred compensation plans.

LORD, ABBETT & CO. LLC
All Cap Value Fund
Mid Cap Value Fund
INVESTMENT MANAGERS
As stated in the Prospectus, Lord, Abbett & Co. LLC (“Lord Abbett”) uses a team of investment managers and analysts acting together to manage the investments of All Cap Value Fund and Mid Cap Value Fund (each, a “Fund” and collectively, the “Funds”).
Robert P. Fetch, and Howard B. Hansen head the All Cap Value Fund team and are primarily and jointly responsible for the day-to-day management of All Cap Value Fund.
Edward K. von der Linde heads the team of Mid Cap Value Fund team and the other senior member is Howard Hansen. Messrs. von der Linde and Hansen are primarily and jointly responsible for the day-to-day management of Mid Cap Value Fund.
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Registered		Other Pooled
		Investment		Investment
		Companies (assets in		Vehicles (assets in		Other Accounts
		millions)		millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of	of		of		of
Manager	Investments in Each Fund	Accounts	Assets	Accounts	Assets	Accounts		Assets
Robert P. Fetch	All Cap Value Fund: None	5	$7,967.3	1	$192.2	938	**	$3,117.0	**
Howard E. Hansen	All Cap Value Fund: None	12	$16,451.1	2	$228.1	1,812	*	$2,193.0	*
Howard E. Hansen	Mid Cap Value Fund: None	12	$16,270.1	2	$228.1	1,812	*	$2,193.0	*
Edward K. von der Linde	Mid Cap Value Fund: None	10	$14,389.7	1	$35.9	1,802		$1,346.6

*	Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such accounts total approximately $454.3 million in total assets.

**	Included in the number of accounts and total assets are 3 accounts with respect to which the management fee is based on the performance of the account; such accounts total approximately $660.7 million in total assets

POTENTIAL CONFLICTS OF INTEREST
Conflicts of interest may arise in connection with the investment manager’s management of the Funds’ investment portfolios and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objectives and policies. An investment manager potentially could use information concerning a Fund’s transactions to the advantage of other accounts and to the detriment of the Fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures, including Policies and Procedures for Evaluating Best Execution of Equity Transactions and Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Funds. Moreover, Lord Abbett’s Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside (i.e., nonpublic) information. Lord Abbett is not affiliated with any full service broker-dealer and, therefore, does not execute any Fund transactions through such as entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers’ management of the Funds’ investment portfolios and the investments of the other accounts referenced in the table above.
COMPENSATION OF INVESTMENT MANAGERS
Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. The levels of compensation takes into account the investment manager’s experience, reputation and competitive market rates.
Fiscal year-end bonuses, which can be a substantial percentage of compensation, are determined after an evaluation of various factors. These factors include the investment manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns and similar factors. Investment results are evaluated based on an assessment of the investment manager’s three- and five-year investment returns on a pre-tax basis versus both the appropriate style benchmarks and the appropriate peer group rankings. Finally, a component of the bonus reflects the leadership and management of the investment team. The evaluation does not follow a formulaic approach, but ratter is reached following a review of these factors. No part of the bonus payment is based on the investment manager’s assets under management, the revenues generated by those assets or the profitability of the investment manager’s unit. Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.
Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment manager’s profit-sharing account are based on a percentage of the investment manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

MARSICO CAPITAL MANAGEMENT, LLC
International Opportunities Fund
Portfolio Manager Disclosure
For any portfolio managed by a team or committee, the name of each committee member (or if there are more than five, the five persons with the most significant responsibility). In addition, appropriate five-year biographical information for each member of the committee disclosed should be provided in accordance with Item 5 of Form N-1A.
James G. Gendelman is the portfolio manager of the John Hancock Funds II International Opportunities Fund. Prior to joining Marsico Capital in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a bachelor’s degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.
The following chart reflects the portfolio manager’s investments in the Fund that he manages. The chart also reflects information regarding accounts other than the Fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

Other Pooled
		Other Registered		Investment
		Investment Companies		Vehicles		Other Accounts
	Dollar Range of	Number		Number		Number
Portfolio	Investments	of		of		of
Manager	in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
James G. Gendelman	International
Opportunities Fund:
	None*	18	$11,345,223,000	0	$0	16	$1,953,270,000
Mr. Gendelman managed no accounts that are subject to a fee under which compensation was based on a share of the capital gains upon or capital appreciation of the account, e.g., performance fees.

*	(MCM’s Code of Ethics does not permit covered employees, including portfolio managers, to invest in mutual funds sub-advised by MCM.)
Material Conflicts. A description of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the fund’s investment, on the one hand, and the investments of the other accounts list in a. above , on the other. (This description would include, for example, material conflicts between the investment strategy on the fund and the investment strategy of other accounts managed by the portfolio manager and material conflicts in allocation of investment opportunities between the fund and other accounts managed by the portfolio manager.
As a general matter, Marsico Capital Management, LLC (“MCM”) faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline.
The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. MCM often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under MCM’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, MCM seeks to allocate such trades to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is MCM’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, MCM has adopted policies and procedures for allocating transactions across multiple accounts. MCM’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. MCM’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.
MCM has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, MCM monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.
Portfolio Manager Compensation. The structure of, and the method used to determine the compensation of each portfolio manager.
MCM’s portfolio managers are generally subject to the compensation structure applicable to all MCM employees. As such, Mr. Gendelman’s compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) MCM’s overall profitability for the period, and (2) individual achievement and contribution.
Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. Portfolio manager compensation comes solely from MCM. In addition to his salary and bonus, Mr. Gendelman may participate in other MCM benefits to the same extent and on the same basis as other MCM employees.
MCM does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, to encourage a long-term horizon for managing portfolios, MCM evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, effectiveness of the manager’s leadership within MCM’s investment team, contributions to MCM’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

MFC Global Investment Management (U.S.), LLC
Absolute Return Portfolio
Active Bond Fund
Emerging Growth Fund
High Income Fund
Lifecycle Retirement Portfolio
Strategic Income Fund
Portfolio Managers and Other Accounts Managed. The portfolio managers of the Active Bond Fund are Barry H. Evans, Howard C. Greene and Jeffrey N. Given .As of August 31, 2007, each portfolio manager managed the following other accounts:
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

The following table reflects information as of August 31, 2007:

		Other Registered		Other Pooled
		Investment		Investment
		Companies (assets in		Vehicles (assets in		Other Accounts
		millions)		millions)		(assets in millions)
	Dollar Range	Number		Number		Number
Portfolio	of Investments	of		of		of
Manager	in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Henry E. Mehlman	Emerging Growth Fund: None	2	$810.2			2	$32.0
Alan E. Norton	Emerging Growth Fund: None	2	$810.2			2	$32.0
Barry H. Evans	Active Bond Fund: None	6	$3,655.6	2	$125.7	19	$4,616.7
Barry H. Evans	Strategic Income Fund: None	6	$3,655.6	2	$125.7	19	$4,372.7
Horward C. Greene	Active Bond Fund: None	4	$1,667.5			17	$3,836.9
Jeffrey N. Given	Active Bond Fund: None	6	$2,115.7			17	$3,836.9
Daniel S. Janis, III	Strategic Income Fund: None	1	$1,200.6	2	$125.7	5	$937.1
John F. Iles	Strategic Income Fund: None	2	$1,448.3	2	$125.7	2	$490.7
Arthur N. Calavritinos	High Income Fund: None	1	$1,422.9			2	$450.1
Scott Warlow	Lifestyle Portfolios Lifecycle Portfolios	6	$26,964	0	$0	19	$5,576.8
There are no accounts that pay fees based upon performance.

At MFC Global (U.S.) the structure of compensation of investment professionals is comprised of the following components: base salary, an annual investment bonus plan, a deferred performance award vested and paid in two installments as well as customary benefits that are offered generally to all full-time employees of MFC Global (U.S.). A limited number of senior portfolio managers who serve as officers of both MFC Global (U.S.) and its parent company, may also receive options or restricted stock grants of common shares of Manulife Financial.
The following describes each component of the compensation package for the investment management team including portfolio managers, research analysts and traders.
Base Salary. Base compensation is fixed and normally reevaluated on an annual basis. MFC Global (U.S.) seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.
Investment Bonus Plan. Under the plan, investment professionals are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of MFC Global (U.S.) and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be well in excess of base salary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:
➢	Investment Performance: The majority of the bonus is calculated on investment performance of all accounts managed by the investment professional over one, three- and five-year periods are considered. The performance of each account is measured relative to an appropriate peer group benchmark. With respect to fixed income accounts, relative yields are also used to measure performance.
➢	Short Term Cash Payout – Paid out to investment professionals in February for the prior year’s performance.

➢	Long Term Deferred Compensation – Paid out to investment professionals in two installments in Years 4 and 5 of service. Based on three and five year performance periods relative to appropriate peer groups. Awards invested in MFC Global managed mutual funds during the vesting period.
➢	Financial Performance of MFC Global (U.S.): The financial performance of MFC Global (U.S.) and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of MFC Global (U.S.).

➢	Non-Investment Performance: The more intangible contributions of an investment professional to MFC Global (U.S.) business, including the investment professional’s support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluated in determining the amount of any bonus award.
Options and Stock Grants. A limited number of senior investment professionals may receive options to purchase shares of Manulife Financial stock. Generally, such options permit the investment professional to purchase a set amount of stock at the market price on the date of grant. Some investment professionals may receive restricted stock grants, where the investment professional is entitled to receive the stock at no or nominal cost, provided that the stock is forfeited if the investment professional’s employment is terminated prior to a vesting date.
MFC Global (U.S.) also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary. No component of the compensation arrangements for the investment professionals involves mandatory deferral arrangements.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
(“MFC GLOBAL”)
Index 500 Fund
Absolute Return Portfolio
Lifecycle Portfolios
Mid Cap Index Fund
Quantitative All Cap Fund
Quantitative Mid Cap Fund
Optimized Value Fund
Small Cap Index Fund
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

				Other Pooled
		Other Registered		Investment
		Investment Companies		Vehicles (assets in		Other Accounts (assets in
		(assets in millions)		millions)		millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Carson Jen	Index 500 Fund: None
	Mid Cap Index Fund: None
	Small Cap Index Fund: None	5	$4,758	2	$420	22	$5,093
Narayan Ramani	Index 500 Fund: None
	Mid Cap Index Fund: None
	Small Cap Index Fund: None	5	$4,758	2	$420	22	$5,093
Harpreet Singh	Quantitative All Cap Fund: None
	Optimized Value Fund: None	2	$1,217	1	$5	5	$90
Chris Hensen	Quantitative All Cap Fund: None
	Optimized Value Fund: None	2	$1,217	1	$5	5	$90
Brett Hryb	Quantitative All Cap Fund: None
	Optimized Value Fund: None	2	$1,217	1	$5	5	$90
Noman Ali	Quantitative Mid Cap Fund: None	1	$43	0	$0	4	$58
Rhonda Chang	Quantitative Mid Cap Fund: None	1	$43	0	$0	4	$58
Dimetrius Schetakis	Lifecycle Retirement Portfolio
	Absolute Return Portfolio	0	$0	0	$0	2	$1.1
Steve Orlich	Lifecycle Portfolios
	Absolute Return Portfolio	6	$26,964	0	$0	19	$5,576.8
Scott Warlow	Lifecycle Portfolios	6	$26,964	0	$0	19	$5,576.8
There are no accounts that pay fees based upon performance.

POTENTIAL CONFLICTS OF INTEREST
While funds managed by each of the portfolio managers may have many similarities, MFC Global has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading.
DESCRIPTION OF COMPENSATION STRUCTURE
MFC Global portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance based bonus and participation in equity ownership reflects to the seniority and role of each portfolio manager. MFC Global to ensure retention through competitive compensation that rewards both individual and team performance. The overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys. By maximizing the performance bonus at the top of the second quartile, this structure ensures that the portfolio managers do not incur undue risk in the funds they manage.

MORGAN STANLEY INVESTMENT MANAGEMENT (VAN KAMPEN)
Value Fund
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Registered
		Investment
		Companies (assets in		Other Pooled Investment		Other Accounts
		millions)		Vehicles (assets in millions)		(assets in millions)
	Dollar Range	Number		Number		Number
Portfolio	of Investments	of		of		of
Manager	in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
James Gilligan (Lead Manager)	Value Fund: None	19	$38,492	0	$0	3	$660
Thomas R. Copper (Co-Lead Manager)	Value Fund: None	4	$1,793	0	$0	0	$0
Thomas Bastian	Value Fund: None	19	$38,492	0	$0	3	$660
James Gilligan	Value Fund: None	19	$38,492	0	$0	3	$660
James Roeder	Value Fund: None	19	$38,492	0	$0	3	$660
Sergio Marcheli	Value Fund: None	19	$38,492	0	$0	2	$660
Mark Laskin	Value Fund: None	19	$38,492	0	$0	3	$660
There are no accounts that pay fees based upon performance.
POTENTIAL CONFLICTS OF INTEREST
Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Morgan Stanley Investment Management (“MSIM”) may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent that MSIM has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in MSIM’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If MSIM manages accounts that engage in short sales of securities of the type in which the Fund invests, MSIM could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. MSIM has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.
DESCRIPTION OF COMPENSATION STRUCTURE
Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.
     Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with MSIM.
     Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.
     Discretionary compensation can include:
•	Cash Bonus.

•	Morgan Stanley’s Long Term Incentive Composition awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•	Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by MSIM or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

•	Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by MSIM or its affiliates; and/or (2) in Morgan Stanley stock units.
     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:
•	Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of MSIM.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.

•	Performance of Morgan Stanley and MSIM, and the overall performance of the investment team(s) of which the portfolio manager is a member.

MUNDER CAPITAL MANAGEMENT
Small Cap Opportunities Fund
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Registered
		Investment		Other Pooled
		Companies (assets		Investment		Other Accounts
		in millions)		Vehicles (assets in millions)		(assets in millions)
	Dollar Range of	Number		Number		Number
	Investments in Each	of		of		of
Portfolio Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Robert E. Crosby	Small Cap Opportunities Fund: None	8	$2,054.3	22	$726.6	34	$143.5
Julie R. Hollinshead	Small Cap Opportunities Fund: None	5	$1,985.9	18	$712.3	20	$64.3
John P. Richardson	Small Cap Opportunities Fund: None	5	$1,985.9	20	$827.2	22	$77.1
There are no accounts that pay fees based upon performance.
POTENTIAL CONFLICTS OF INTEREST
As indicated in the table above, Munder’s personnel may be part of portfolio management teams serving numerous accounts for multiple clients of Munder and of its subsidiary Pierce Street Advisors, LLC (“Pierce Street”). These client accounts may include registered investment companies, other types of pooled accounts (e.g., hedge funds, private funds or collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers, research analysts and trading desk personnel (collectively, “portfolio management teams”), may provide services for clients of both Munder and Pierce Street simultaneously. A summary of certain potential conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management teams may face.
•	Potential Conflicts Relating to the Interests of Portfolio Management Teams and Munder: Munder and/or Pierce Street may receive differential compensation from different advisory clients (e.g., some clients, such as hedge funds, may pay higher management fees than are paid by other advisory clients and/or incentive compensation based on the investment performance of the clients) and each advisory client may be more or less profitable to Munder or Pierce Street than other advisory clients (e.g., clients also may demand different levels of service or have larger, smaller or multiple relationships with Munder and/or its affiliates). Munder and Pierce Street may compensate portfolio management team personnel differently depending on the nature of the a client’s account (e.g., personnel participating in the portfolio management process for hedge funds and other incentive fee accounts may receive compensation that reflects, at least in part, the revenues generated by, including the incentive fees paid by, those funds and other accounts to reward superior performance). Portfolio management team personnel also may make personal investments in accounts (including hedge funds) they manage or support.

If other advisory clients utilize a management fee structure that could result in higher fees or are otherwise possibly more profitable relationships for Munder and/or Pierce Street than the Fund, or if the management of such clients could result in potentially higher compensation to the portfolio management team members (“Advisor Compensatory Accounts”), or if the portfolio management teams makes personal investments in certain client accounts (such as hedge funds), the portfolio management team members may have the incentive to direct a disproportionate amount of: (i) their attention; (ii) limited investment opportunities, such as less liquid securities or initial public offerings; and/or (iii) desirable trade allocations, to such accounts. The portfolio manager also may have an incentive to trade Adviser Compensatory Accounts or personal investments before (i.e., front run) or after the Fund in order to seek to take advantage of the potential upward or downward pressure on the market price of certain investments resulting from the Fund’s trading activity. In addition, a portfolio management team may take a short position in a security on behalf of a Fund, Advisor Compensatory Accounts or personal investments at the same time that other accounts managed by Munder take a long position in the same security. The portfolio management team’s use of short sales may be harmful to the performance of other clients that own that security.

•	Potential Conflicts Relating to Managing Multiple Advised Accounts: Even if there is no financial or other advantage to members of the portfolio management team, Munder or Pierce Street, portfolio management teams managing assets for multiple clients must make decisions that could be deemed to benefit some clients more than others, or benefit some clients to the detriment of others. For example, a portfolio management team managing assets using different investment strategies will need to allocate limited resources, such as their attention, investment opportunities and/or desirable trade allocations, among clients with different or competing interests. In addition, a portfolio manager may be in a position to make an investment that is appropriate for one client, but not appropriate for or against the interests of another client. For example, certain clients may seek more speculative investments that would not be appropriate for some other clients.

Although Munder does not track the time or attention each portfolio manager devotes to his or her advisory accounts, Munder does monitor the performance of all client accounts and periodically assesses whether each portfolio manager has adequate resources to effectively manage all of the accounts for which he or she is responsible.
Munder and Pierce Street have adopted and implemented numerous compliance policies and procedures, including Codes of Ethics, brokerage and trade allocation policies and procedures and conflicts of interest procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. Munder also has established an Investment Conflicts Committee to oversee potential issues relating to conflicts of interest that Munder, Pierce Street and the portfolio management teams may face. In addition, Munder and Pierce Street each have a designated Chief Compliance Officer (selected in accordance with the federal securities laws) as well as dedicated compliance staff whose activities are focused on monitoring the compliance policies and procedures of Munder and Pierce Street in order to detect and address potential and actual conflicts of interest. Furthermore, senior personnel of Munder periodically review the performance of all portfolio managers. However, there can be no assurance that the Investment Conflicts Committee and the compliance programs of Munder or Pierce Street will achieve their intended result.

DESCRIPTION OF COMPENSATION STRUCTURE
The compensation package for portfolio managers of Munder has historically consisted of three elements: fixed base salary; short-term incentive in the form of an annual bonus; and long-term incentive in the form of equity ownership. Munder also provides a competitive benefits package, including health and welfare benefits and retirement benefits in the form of a 401(k) plan which includes an employer contribution.
Munder strives to offer industry-competitive salaries based on the skills and experience of the portfolio manager as well as responsibilities of the position. Salaries are compared at least annually with investment industry benchmark compensation surveys.
Members of the portfolio management team are eligible to earn a performance bonus. Bonuses for all members of a portfolio management team are influenced by the profitability of the firm and the performance of the aggregate group of accounts managed by the team. Target bonuses for portfolio managers typically range from 50 to 200% of base salary. Actual bonuses for all personnel, however, are completely discretionary and can be as low as 0% and range as high as 300% or more of salary. In determining portfolio manager bonuses, Munder considers a variety of factors, including qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm’s success, as well as the profitability of the firm and the performance of the aggregate group of accounts managed by the portfolio manager. With respect to each account managed by the portfolio manager, performance is measured relative to that account’s benchmark index for the most recent one-year and three-year periods. Determination of equity analyst bonuses also involves consideration of a variety of factors, including performance of individual security recommendations, team performance relative to applicable benchmarks, as well as qualitative elements such as team interaction, growth, and overall contribution to the firm’s success.
Members of the portfolio management team were historically eligible for long-term incentives in the form of options to purchase shares of Munder Group LLC, an employee-owned minority partner of Munder Capital Management. These long-term incentive plans effectively expired in late 2004 and early 2005. Effective January 2, 2007, key members of Munder’s portfolio management teams are eligible for long-term incentives in the form of restricted shares of Munder Capital Holdings, LLC, the majority partner of Munder Capital Management. Restricted shares typically vest quarterly over a three-year period. The restricted share grants provide incentive to retain key personnel and serve to align portfolio managers’ interests with those of Munder directly, and, indirectly, the accounts managed by Munder.

PACIFIC INVESTMENT MANAGEMENT COMPANY (“PIMCO”)
Global Bond Fund
Real Return Bond Fund
Total Return Fund
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Registered
		Investment		Other Pooled
		Companies		Investment Vehicles		Other Accounts
		(assets in millions)		(assets in millions)		(assets in millions)
	Dollar Range of	Number		Number		Number
Portfolio	Investments in Each	of		of		of
Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Sudi Mariappa	Global Bond Fund: None	9	$12,998.91	40	$17,609.02	97	$20,793.86
John B. Brynjolfsson	Real Return Bond Fund: None	19	$35,193.49	18	$2,983.29	45	$14,630.01
William H. Gross	Total Return Fund: None	36	$143,947.36	19	$7,579.08	63	$41,582.07
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

		Other Registered		Other Pooled
		Investment Companies		Investment Vehicles		Other Accounts
		(assets in millions)		(assets in millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of	of		of		of
Manager	Investments in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Sudi Mariappa	Global Bond Fund: None	0	$0	0	$0	21	$7,756.56
John B. Brynjolfsson	Real Return Bond Fund: None	0	$0	0	$0	9	$4,039.39
William H. Gross	Total Return Fund: None	0	$0	3	$817.98	21	$19,066.10

Conflicts of Interest
From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.
Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.
Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.
Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.
POTENTIAL CONFLICTS OF INTEREST
From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.
Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.
Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.
Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.
Portfolio Manager Compensation
PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.
Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.
In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:
•	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.
A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.
Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.
Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.
Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.
Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.
From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.
Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

RCM Capital Management LLC (“RCM”)
Emerging Small Company Fund
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

Other Registered
		Investment		Other Pooled
		Companies (assets		Investment Vehicles		Other Accounts
		in millions)		(assets in millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments in Each	of		of		of
Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Thomas J. Ross	Emerging Small Company Fund: None	4	$575.08	2	$12.05	13	$584.16
Louise M. Laufersweiler	Emerging Small Company Fund: None	4	$575.08	1	$6.6	13	$507.56
There are no accounts that pay fees based upon performance.
POTENTIAL CONFLICTS OF INTEREST
Like other investment professionals with multiple clients, a portfolio manager for a fund may face certain potential conflicts of interest in connection with managing both a fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which RCM believes are faced by investment professionals at most major financial firms. RCM has adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.
These potential conflicts may include, among others:
• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.
• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.
• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

A potential conflict of interest may arise when a fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, RCM’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if one account is favored over another in allocating securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.
“Cross trades,” in which one RCM account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. RCM has adopted compliance procedures that provide that any transaction between funds and another RCM-advised account are to be made at an independent current market price, as required by law.
Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.
A fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
A fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(c) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A fund’s portfolio managers may also face other potential conflicts of interest in managing a fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. RCM’s investment personnel, including each fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to Codes of Ethics adopted by RCM, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. See “Code of Ethics”.
Pallas Investment Partners, L.P. (“Pallas”) and Related Entities. Pallas is an investment adviser registered with the SEC. Pallas is owned by Walter Price. Mr. Price is dually employed by Pallas and by RCM.
Pallas serves as investment manager to two unregistered investment companies (the “Pallas Hedge Funds”) — Pallas Global Technology Hedge Fund, L.P. and Pallas Investments II, L.P., each a Delaware limited partnership. The general partner of Pallas Investments II, L.P. and Pallas Global Technology Hedge Fund, L.P. is Pallas Investments, LLC, a Delaware limited liability company (the “General Partner”). Mr. Price owns a majority of the interests in the General Partner. RCM has the right to a minority percentage of the profits of Pallas that are derived from the Pallas Hedge Funds. RCM has a minority ownership interest in the General Partner. Each of the Pallas Hedge Funds pays a management fee and an incentive fee (based on a percentage of profits) to either Pallas or the General Partner. The management fee is 1.25% for Pallas Investments II, L.P. and 1.5% for Pallas Global Technology Hedge Fund, L.P. Mr. Price acts as portfolio manager for certain RCM client accounts including, among others, the Science and Technology Fund.
RCM and Pallas share common employees, facilities, and systems. Pallas may act as investment adviser to one or more of RCM’s affiliates, and may serve as sub-adviser for accounts or clients for which RCM or one of its affiliates serves as investment manager or investment adviser. RCM also may provide other services, including but not limited to investment advisory services or administrative services, to Pallas.
RCM, Pallas, and certain other Allianz investment management affiliates (“Allianz Advisory Affiliates”) all engage in proprietary research and all acquire investment information and research services from broker-dealers. RCM and the Allianz Advisory Affiliates share such research and investment information.
In addition, trades entered into by Pallas on behalf of Pallas’ clients are executed through RCM’s equity trading desk, and trades by Pallas on behalf of Pallas’ clients (including the Pallas Hedge Funds) are aggregated with trades by RCM on behalf of RCM’s clients. All trades on behalf of Pallas’ clients that are executed through RCM’s equity trading desk will be executed pursuant to procedures designed to ensure that all clients of both RCM and Pallas (including the Pallas Hedge Funds) is treated fairly and equitably over time. The General Partner and/or Pallas receive a participation in the profits of the Pallas Hedge Funds. Mr. Price also invested personally in one or more of the Pallas Hedge Funds. As a result, Mr. Price has a conflict of interest with respect to the management of the Pallas Hedge Funds and the other accounts that he manages, and he may have an incentive to favor the Pallas Hedge Funds over other accounts that he manages. RCM has adopted procedures reasonably designed to ensure that Mr. Price meets his fiduciary obligations to all clients for whom he acts as portfolio manager and treats all such clients fairly and equitably over time.
DESCRIPTION OF COMPENSATION STRUCTURE
RCM goes to great lengths to ensure that its compensation packages are competitive. RCM’s compensation strategy begins with participation in annual industry compensation reviews to benchmark “best in class” compensation amounts at every level in the firm. RCM is a member of the McLagan Partners, Inc. Roundtable, and we benchmark each position’s compensation package against the most competitive standards in compensation for companies in our region and in the investment management community.
RCM maintains a compensation system that is designed to reward excellence, retain talent and align the individual interests of our staff with the investment results generated on behalf of our clients. The primary components of this system are base compensation, incentive bonus, and long term incentive units (LTIP). We strive to provide our staff with competitive salaries and incentive compensation that is driven by peer data and investment performance. In addition, our key staff will benefit by the overall success of our business in both the short term (incentive bonus) and the long term (LTIP), ensuring that monetary reward is competitive and reflective of the investment results received by our clients.

RiverSource Investments, LLC
Mid Cap Value Equity Fund
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Registered		Other Pooled
		Investment Companies		Investment Vehicles		Other Accounts
	Dollar Range of	Number		Number		Number
Portfolio	Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Steve Schroll	Mid Cap Value Equity Fund: None	8	$18,187,105,409	1	$60,818,855	5	$473,476,057
Laton Spahr	Mid Cap Value Equity Fund: None	8	$18,187,105,409	1	$60,818,855	5	$473,476,057
Warren Spitz	Mid Cap Value Equity Fund: None	8	$18,187,105,409	1	$60,818,855	5	$473,476,057
Paul Stocking	Mid Cap Value Equity Fund: None	8	$18,187,105,409	1	$60,818,855	5	$473,476,057

•	Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

				Other Pooled
		Other Registered		Investment
		Investment Companies		Vehicles		Other Accounts
		Number		Number		Number
Portfolio	Dollar Range of Investments	of		of		of
Manager	in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Steve Schroll	Mid Cap Value Equity Fund: None	6	$17,854,386,482	0	$0	0	$0
Laton Spahr	Mid Cap Value Equity Fund: None	6	$17,854,386,482	0	$0	0	$0
Warren Spitz	Mid Cap Value Equity Fund: None	6	$17,854,386,482	0	$0	0	$0
Paul Stocking	Mid Cap Value Equity Fund: None	6	$17,854,386,482	0	$0	0	$0
POTENTIAL CONFLICTS OF INTEREST
(1) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm’s Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.
RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.
In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager’s Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.
DESCRIPTION OF COMPENSATION STRUCTURE
(2) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three year) performance of those accounts in relation to the relevant peer group universe. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers, plus, where applicable, a percentage of performance fees earned on the hedge funds or accounts they support as research analysts.
Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

SSgA FUNDS MANAGEMENT, INC. (“SSgA FM”)
International Equity Index Fund
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

Other Registered
Investment
		Companies		Other Pooled
		(assets in		Investment Vehicles		Other Accounts
		billions)		(assets in billions)		(assets in billions)
		Number		Number		Number
Portfolio	Dollar Range of Investments in Each	of		of		of
Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Jeffrey* Beach	International Equity Index Fund: None	64	$33.2	515	$221.3	556	$197.9
Thomas* Coleman	International Equity Index Fund: None	64	$33.2	515	$221.3	556	$197.9

*	Please note that our passive equity assets are managed on a team basis. This table refers to SSgA, comprised of all the investment management affiliates of State Street Corporation, including SSgA FM.
There are no accounts that pay fees based upon performance.
POTENTIAL CONFLICTS OF INTEREST
A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.
A potential conflict of interest may arise as a result of a Portfolio Manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. A portfolio manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when a portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Special circumstances refers to specific guidelines and prohibitions applicable to one account, but not others. Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.
DESCRIPTION OF COMPENSATION STRUCTURE
The compensation of SSgA’s FM investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA FM and its affiliate State Street Global Advisors. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity allocations.

SUSTAINABLE GROWTH ADVISERS, L.P.
U.S. Global Leaders Growth Fund(1)
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

Other Registered
Investment
		Companies		Other Pooled
		(assets in		Investment Vehicles		Other Accounts
		millions)		(assets in millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
George P. Fraise	U.S. Global Leaders
	Growth Fund: None	6	$2,536	12	$293	1	$4
Gordon M. Marchand	U.S. Global Leaders
	Growth Fund: None	6	$2,536	12	$293	1	$4
Robert L. Rohn	U.S. Global Leaders
	Growth Fund: None	6	$2,536	12	$293	1	$4
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

		Other Registered		Other Pooled
		Investment Companies		Investment Vehicles		Other Accounts
		(assets in millions)		(assets in millions)		(assets in millions)
	Dollar Range of	Number		Number		Number
Portfolio	Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
George P. Fraise	U.S. Global Leaders
	Growth Fund: None	0	$0	1	$6	0	$0
Gordon M. Marchand	U.S. Global Leaders
	Growth Fund: None	0	$0	1	$6	0	$0
Robert L. Rohn	U.S. Global Leaders
	Growth Fund: None	0	$0	1	$6	0	$0

(1)	T. Rowe Price Associates, Inc. replaced Sustainable Growth Advisers, L.P. as the subadviser to U.S. Global Leaders Growth Fund as of the time the net asset value of the Fund was determined on January 17, 2008.

POTENTIAL CONFLICTS OF INTEREST
Each of the accounts managed by Messrs. Marchand, Fraise and Rohn have only one investment strategy — U.S. large cap growth equity.
While these accounts have many similarities, the investment performance of each account will be different due to differences in fees, expenses and cash flows. Sustainable Growth Advisers has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading.
DESCRIPTION OF COMPENSATION STRUCTURE
Sustainable Growth Advisers, LP is owned wholly by its associates. All equity participants, including the firm’s three Principals/Portfolio managers, are compensated based on the net profits of the firm.

TEMPLETON GLOBAL ADVISORS LIMITED
Global Fund
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Registered
		Investment
		Companies (assets in		Other Pooled Investment		Other Accounts
		millions)		Vehicles (assets in millions)		(assets in millions)
	Dollar Range of	Number		Number		Number
Portfolio	Investments in Each	of		of		of
Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Cindy Sweeting*	Global Fund: None	9	$14,748.0	1	$180.6	27	$6,577.8
Tucker Scott	Global Fund: None	14	$74,058.3	5	$2,115.5	26	$5,386.4
Lisa Myers	Global Fund: None	8	$71,573.2	12	$17,971.9	12	$2,315.4
Other Accounts Managed — Of Total listed above, those for which advisory fee is based on performance

		Other Registered
		Investment
		Companies (assets		Other Pooled Investment		Other Accounts
		in millions)		Vehicles (assets in millions)		(assets in millions)
	Dollar Range of	Number		Number		Number
Portfolio	Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Cindy Sweeting*	Global Fund: None	0	$0	0	$0	0	$0
Tucker Scott	Global Fund: None	0	$0	1	$79.7	0	$0
Lisa Myers	Global Fund: None	0	$0	0	$0	0	$0

*	effective December 31, 2007
POTENTIAL CONFLICTS OF INTEREST
The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Templeton Global Advisors Limited seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing primarily in value-oriented equity securities of companies located anywhere in the world. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, fund holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.
A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Templeton Investments seeks to manage such potential conflicts by having adopted procedures, approved by the fund boards, intended to provide a fair allocation of buy and sell opportunities among Funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that a fund’s code of ethics will adequately address such conflicts.
Franklin Templeton Investments has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
DESCRIPTION OF COMPENSATION STRUCTURE
Franklin Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
Base salary Each portfolio manager is paid a base salary.
Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
•	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•	Research Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

•	Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.
Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

TEMPLETON INVESTMENT COUNSEL, LLC.
International Small Cap Fund
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

Other Registered
Investment
		Companies (assets in		Other Pooled Investment		Other Accounts
		millions)		Vehicles (assets in millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Tucker Scott	International Small Cap Fund: None	13	$73,576.4	5	$2,115.4	26	$5,386.4
Other Accounts Managed — Of Total listed above, those for which advisory fee is based on performance

Other Registered
Investment
		Companies (assets in		Other Pooled Investment		Other Accounts
		millions)		Vehicles (assets in millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Tucker Scott	International Small Cap Fund: None	0	$0	1	$79.7	0	$0
POTENTIAL CONFLICTS OF INTEREST
The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Templeton Investment Counsel LLC seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing primarily in value-oriented equity securities of companies located outside the U.S. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, fund holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.
A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Templeton Investments seeks to manage such potential conflicts by having adopted procedures, approved by the fund boards, intended to provide a fair allocation of buy and sell opportunities among Funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that a fund’s code of ethics will adequately address such conflicts.
Franklin Templeton Investments has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
DESCRIPTION OF COMPENSATION STRUCTURE
Franklin Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
Base salary Each portfolio manager is paid a base salary.
Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
☐	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

☐	Research Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

☐	Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

☐	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

TEMPLETON INVESTMENT COUNSEL, LLC(subadviser)
TEMPLETON GLOBAL ADVISORS LIMITED (sub-subadviser)
International Value Fund
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Registered
		Investment		Other Pooled
		Companies (assets in		Investment Vehicles		Other Accounts
		millions)		(assets in millions)		(assets in millions)
	Dollar Range	Number		Number		Number
Portfolio	of Investments	of		of		of
Manager	in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Tucker Scott	International Value	13	$72,742.3	5	$2,115.5	26	$5,386.4
	Fund: None
Cindy Sweeting	International Value	9	$14,748.0	1	$180.6	27	$6,577.8
	Fund: None
Peter Nori	International Value	11	$17,269.6	3	$1,339.1	28	$5,541.4
	Fund: None
Neil Devlin	International Value	2	$2,333.7	11	$15,487.8	3	$463.6
	Fund: None
Other Accounts Managed — Of Total listed above, those for which advisory fee is based on performance

		Other Registered
		Investment		Other Pooled
		Companies (assets		Investment Vehicles		Other Accounts
		in millions)		(assets in millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Tucker Scott	International Value Fund: None	0	$0	1	$79.7	0	$0
Cindy Sweeting	International Value Fund: None	0	$0	0	$0	0	$0
Peter Nori	International Value Fund: None	0	$0	0	$0	0	$0
Neil Devlin	International Value Fund: None	0	$0	0	$0	0	$0

POTENTIAL CONFLICTS OF INTEREST
The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Templeton Investment Counsel LLC seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing primarily in value-oriented equity securities of companies located outside the U.S. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, fund holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.
A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Templeton Investments seeks to manage such potential conflicts by having adopted procedures, approved by the fund boards, intended to provide a fair allocation of buy and sell opportunities among Funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that a fund’s code of ethics will adequately address such conflicts.
Franklin Templeton Investments has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
DESCRIPTION OF COMPENSATION STRUCTURE
Franklin Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
Base salary Each portfolio manager is paid a base salary.
Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
☐	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

☐	Research Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

☐	Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

☐	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.
Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

T. Rowe Price Associates, Inc.
Blue Chip Growth Fund
Equity-Income Fund
Real Estate Equity Fund
Science & Technology Fund (not active)
Small Company Value Fund
Spectrum Income Fund
U.S. Global Leaders Growth Fund (1)
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Registered		Other Pooled
		Investment		Investment
		Companies		Vehicles		Other Accounts
		(assets in millions)		(assets in millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Larry J. Puglia (as of November 30, 2007)	Blue Chip Growth Fund: None U.S. Global Leaders Growth Fund: None	17	$15,788.0	3	$661.8	11	$1,430.1
Brian C. Rogers	Equity-Income Fund: None	13	$30,807.5	2	$639.1	16	$1,621.1
Michael F. Sola	Science & Technology Fund: None	2	$3,593.0	0	$0	0	$0
Preston G. Athey	Small Company Value Fund: None	5	$7,094.6	2	$4.7	10	$708.4
David Lee	Real Estate Equity Fund: None	1	$2,292.0	0	$0	1	$27.4
Edmund M. Notzon III **	Spectrum Income Fund: None	23	$42,623.1	57	$5,197.7	20	$2,098.9
Brian C. Rogers	Spectrum Income Fund: None	13	$30,807.5	2	$639.1	16	$1,621.1
Daniel O. Shackelford	Spectrum Income Fund: None	8	$7,965.4	0	$0	6	$927.6
Mark J. Vaselvik	Spectrum Income Fund: None	8	$6,020.3	6	$1,833.3	11	$1,169.1
Ian Kelson	Spectrum Income Fund: None	2	$3,119.5	8	$325.9	1	$49.3
Connie Bavely	Spectrum Income Fund: None	2	$1,371.3	0	0	3	$898.3

(1)	T. Rowe Price Associates, Inc. replaced Sustainable Growth Advisers, L.P. as the subadviser to U.S. Global Leaders Growth Fund as of the time the net asset value of the Fund was determined on January 17, 2008.

**	Total assets are based on T. Rowe Price internal records as of August 31, 2007.

**	Includes assets of underlying registered investment companies and other portfolios in fund-of-funds where Mr. Notzon is the lead portfolio manager.

The T. Rowe Price portfolio managers named above did not manage any accounts for which advisory fees are based on performance.
Potential Conflicts of Interest. We are not aware of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the Funds’ investments and the investments of the other account(s) included this response.
Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation”, T. Rowe Price portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.
Portfolio Manager Compensation.
Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:
Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P500) and an applicable Lipper index (e.g., Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.
Performance is primarily measured on a pre-tax basis, though tax-efficiency is considered and is especially important for tax efficient funds. Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account.
Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.
All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of
T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio managers.

UBS GLOBAL ASSET MANAGEMENT
Global Allocation Fund
Large Cap Fund
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Registered
		Investment		Other Pooled Investment
		Companies (assets in		Vehicles (assets in			Other Accounts
		millions)		millions)			(assets in millions)
		Number		Number			Number
Portfolio	Dollar Range of Investments	of		of			of
Manager	in Each Fund	Accounts	Assets	Accounts	Assets		Accounts	Assets
Brian D. Singer	Global Allocation Fund: None	11	$13,566	10	$11,369	*	28	$4,815	**
John Leonard	Large Cap Fund: None	16	$4,404	66	$20,120		12	$1,875
Thomas Cole	Large Cap Fund: None	16	$4,404	66	$20,120		14	$1,875

*	This number includes assets managed for Funds that are invested in other affiliated registered investment companies.

**	Total assets for two of the accounts in the Other Accounts category is based on assets as of June 30, 2007.
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

		Other Registered
		Investment		Other Pooled
		Companies (assets in		Investment Vehicles		Other Accounts
		millions)		(assets in millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments	of		of		of
Manager	in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Brian D. Singer	Global Allocation Fund: None	1	$189	0	$0	0	$0
John Leonard	Large Cap Fund: None	0	$0	4	$2,200	1	$267
Thomas Cole	Large Cap Fund: None	0	$0	4	$2,200	1	$267

POTENTIAL CONFLICTS OF INTEREST
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.
DESCRIPTION OF COMPENSATION STRUCTURE
As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:
1.	Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

2.	Annual bonus, tied to individual contributions and investment performance.

3.	Analyst incentives, tied to performance of model portfolios.

4.	UBS equity awards, promoting company-wide success and employee retention.
Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.
Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals’ interests with those of our clients.
Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst’s rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts’ incentives with our clients.

UST Advisers, Inc.
Value & Restructuring Fund
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of March 31, 2007:

		Other Registered		Other Pooled
		Investment		Investment
		Companies (assets in		Vehicles (assets in		Other Accounts
		millions)		millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments	of		of		of
Manager	in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
David J. Williams	Value & Restructuring Fund: None	3	$8,883,359	0	$0	240	$1,315,655
Timothy Evnin	Value & Restructuring Fund: None	4	$9,212,005	0	$0	247	$833,023
John McDermott	Value & Restructuring Fund: None	4	$9,212,005	0	$0	119	$325,958

*	UST Advisers, Inc. is a wholly-owned subsidiary of United States Trust Company, National Association. The portfolio managers are dual employees of UST Advisers and of its parent, United States Trust Company, National Association (Collectively known as the “Adviser”).

**	Mr. Williams is primarily responsible for the day-to-day management of the Excelsior Value & Restructuring Fund’s Portfolio. He has served as the Fund’s portfolio manager or co-manager since the Fund’s inception in 1992. Mr. Evnin has co-managed the Fund since 2002, and Mr. McDermott joined as a co-manager of the Fund in July 2005.

There are no accounts that pay fees upon performance

***	Mr. Evnin and Mr. McDermott have co-managed the Excelsior Mid Cap Value & Restructuring Fund, valued at $350.6 million, since August 2000.
DESCRIPTION OF COMPENSATION STRUCTURE
Each portfolio manager receives compensation from the Adviser in connection with his management of the Fund and other accounts identified above which includes the following components: (1) base salary, (2) a bonus, and (3) an award for assets under management.
Base Salary. Each portfolio manager receives a fixed annual base salary. Base salary amounts are determined by the Adviser’s senior management for asset management and human resources (for ease of reference, the “Compensation Committee”) based upon a number of factors, including the portfolio manager’s experience, overall performance, responsibilities, and the competitive market place for portfolio manager compensation.
Bonus. Each portfolio manager is eligible to receive a bonus in addition to his base salary. For each portfolio manager the bonus may consist of two components. The first component is a discretionary component (“Discretionary Bonus”) determined as a percentage of the portfolio manager’s base salary. The level of the Discretionary Bonus is determined by the Compensation Committee based upon a number of factors, including the Adviser’s profitability, the size of the eligible bonus pool and the portfolio manager’s experience, overall performance, responsibilities, and the competitive market place for portfolio manager compensation. The specific performance of the Fund or other accounts managed by the portfolio manager as compared to a benchmark is not considered in determining the amount of the Discretionary Bonus. The second component of the eligible bonus award is a performance bonus (“Performance Bonus”). The amount of the Performance Bonus is determined based upon the investment performance of certain accounts managed by the portfolio manager (the “Bonus Accounts”) as compared to an appropriate index as selected by the Adviser. Not all accounts for which the portfolio manager has responsibility are Bonus Accounts. Bonus Accounts are selected by the Adviser on the basis that they are generally representative of the class of securities managed by the portfolio manager for all of its accounts. The Bonus Accounts for each portfolio manager, and their index benchmarks, are as follows:

Portfolio Manager	Bonus Account(s)	Index Benchmark(s)
David J. Williams	Excelsior Value & Restructuring Fund	Lipper Multi-Cap Core Equity Funds Average

Timothy Evnin	Excelsior Mid Cap Value Fund	Lipper Mid-Cap Core Equity Funds Average

John McDermott	Excelsior Mid Cap Value Fund	Lipper Mid-Cap Core Equity Funds Average
The Performance Bonus amount is determined according to a formula established by the Compensation Committee which takes into account (1) whether the Bonus Account is an equity or a fixed income account, (2) the tenure of the portfolio manager in managing the Bonus Account, and (3) the investment performance of the Bonus Accounts as compared to the Index Benchmark over various periods. In general, long term performance has a greater impact on the Performance Bonus than short term performance.
Both the Discretionary Bonus and the Performance Bonus take into consideration a “target bonus factor”, which is a factor of the Base Salary determined for each portfolio manager based on considerations of the portfolio manager’s responsibilities. For example, an individual who serves as the leader of an investment discipline will have a higher target bonus factor — and therefore a higher potential Discretionary and Performance Bonus — than a portfolio manager who is not the leader of an investment discipline.
Assets Under Management Award. Portfolio managers receive an award based on the size of all assets for which the portfolio manager has management responsibility. For purposes of this award, assets of all types of accounts are treated identically, i.e., no greater credit is given for assets in one type of account over another. The size of this award is determined by a schedule that sets different multiples depending on the portfolio manager’s total assets under management. The schedule’s asset ranges and multiples are determined at the discretion of the Compensation Committee.
Payments of amounts awarded under the Bonus and Assets Under Management Award are deferred and vest over a number of years. The purpose of this vesting program is to promote the retention of portfolio managers.
POTENTIAL CONFLICTS OF INTEREST
As reflected above, the Portfolio Managers manage accounts in addition to the Fund. A Portfolio Manager’s management of these other accounts may give rise to potential conflicts of interest. The Adviser has adopted policies and procedures that are designed to identify and minimize the effects of these potential conflicts, however there can be no guarantee that these policies and procedures will be effective in detecting potential conflicts or in eliminating the effects of any such conflicts.
Certain components of the Portfolio Managers’ compensation structure may also give rise to potential conflicts of interest to the extent that a Portfolio Manager may have an incentive to favor or devote more effort in managing accounts that impact, or impact to a larger degree, their overall compensation. As reflected above, for Mr. Evnin and Mr. McDermott, the Fund does not serve as the Bonus Account for determining the amount of their Performance Bonus. As a result, since the Performance Bonus is directly tied to the performance of the Funds or accounts which are Bonus Accounts, they may have an incentive to favor their Bonus Account to the disadvantage of his other accounts that are not Bonus Accounts. The Adviser attempts to mitigate these conflicts by selecting Bonus Accounts that are generally representative of the class of securities managed by the Portfolio Manager for all of his or her accounts.
In addition, as described above, the level of the Discretionary Bonus is determined, in part, based upon the Adviser’s profitability. Such profits are generally derived from the fees the Adviser receives for managing all of its investment management accounts. To the extent that accounts other than the Fund have the potential to generate more profits for the Adviser than the Fund, the portfolio managers may have an incentive to favor such other accounts.
Because portfolio managers manage multiple accounts with similar objectives, and thus frequently purchase and sell the same securities for such accounts, certain allocation issues may arise. In particular, if a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. In addition, in the event a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The Adviser has adopted policies and procedures that are designed to manage the risk that an account could be systematically advantaged or disadvantaged in connection with the allocation of investment opportunities and aggregation of trade orders. These policies and procedures may include, where consistent with the Adviser’s duty to seek best execution on behalf of its clients, aggregation of orders from multiple accounts for execution.

WELLINGTON MANAGEMENT COMPANY, LLP
Core Allocation Plus Fund
Investment Quality Bond Fund
Mid Cap Intersection Fund
Mid Cap Stock Fund
Natural Resources Fund
Small Cap Growth Fund
Small Cap Value Fund
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles (assets in		Other Accounts
		(assets in millions)		millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments	of		of		of
Manager	in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Scott M. Elliott	Core Allocation Plus Fund: None	4	$679	38	$11,740	10	$3,952
Evan S. Grace	Core Allocation Plus Fund: None	3	$443	15	$1,853	4	$1,390
Rick A. Wurster	Core Allocation Plus Fund: None	0	$0	6	$42	0	$0
Thomas L. Pappas, CFA	Investment Quality Bond Fund: None	2	$20,501.2	1	$5.1	14	$9,205.9
Christopher L. Gootkind, CFA	Investment Quality Bond Fund: None	8	$21,754	0	$0	0	$0
Christopher A. Jones, CFA	Investment Quality Bond Fund: None	2	$398.2	9	$2,379.8	9	$3,217.8
Doris T. Dwyer	Mid Cap Intersection Fund: None	7	$1,927.2	7	$374.9	10	$2,492.2
David J. Elliott, CFA	Mid Cap Intersection Fund: None	5	$1,667.5	7	$374.9	10	$2,492.2
Michael T. Carmen, CFA, CPA	Mid Cap Stock Fund: None	5	$5,006.9	10	$832.5	5	$518.2

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles (assets in		Other Accounts
		(assets in millions)		millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments	of		of		of
Manager	in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Mario E. Abularach,	Mid Cap Stock Fund: None	10	$6,697	2	$125.3	7	$1,015.2
CFA	Small Cap Growth Fund: None	11	$7,199.9	2	$125.3	7	$1,015.2
Karl E. Bandtel	Natural Resources Fund: None	4	$12,792	24	$12,641.5	4	$673.5
James A. Bevilacqua	Natural Resources Fund: None	4	$12,792	24	$12,775.3	4	$673.5
Steven C. Angeli, CFA	Small Cap Growth Fund: None	5	$1,871.4	14	$1,030.6	31	$1,609.8
Stephen Mortimer	Small Cap Growth Fund: None	7	$3,638.7	1	$123	5	$710.5
Timothy J. McCormack, CFA	Small Cap Value Fund : None	10	$1,022	3	$198.8	17	$1,126.2
Stephen T. O’Brien, CFA	Small Cap Value Fund : None	10	$1,022	3	$198.8	17	$1,126.2
Shaun F. Pedersen	Small Cap Value Fund : None	10	$1,026.6	5	$295.9	17	$1,126.2
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

		Other Registered
		Investment Companies		Other Pooled Investment		Other Accounts
		(assets in millions)		Vehicles (assets in millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Scott M. Elliott	Core Allocation Plus Fund: None	0	$0	9	$2,794	0	$0
Evan S. Grace	Core Allocation Plus Fund: None	0	$0	0	$0	0	$0
Rick A. Wurster	Core Allocation Plus Fund: None	0	$0	0	$0	0	$0
Thomas L. Pappas, CFA	Investment Quality Bond Fund: None	0	$0	0	$0	0	$0
Christopher L. Gootkind, CFA	Investment Quality Bond Fund: None	2	$17,200	0	$0	0	$0
Christopher A. Jones, CFA	Investment Quality Bond Fund: None	0	$0	0	$0	4	$635.5
Doris T. Dwyer	Mid Cap Intersection Fund: None	0	$0	0	$0	2	$317
David J. Elliott, CFA	Mid Cap Intersection Fund: None	0	$0	0	$0	2	$317

		Other Registered
		Investment Companies		Other Pooled Investment		Other Accounts
		(assets in millions)		Vehicles (assets in millions)		(assets in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Michael T. Carmen, CFA, CPA	Mid Cap Stock Fund: None	0	$0	4	$397.2	0	$0
Mario E. Abularach,	Mid Cap Stock Fund: None	0	$0	0	$0	1	$147.9
CFA	Small Cap Growth Fund: None	0	$0	0	$0	1	$147.9
Karl E. Bandtel	Natural Resources Fund: None	1	$11,121.4	12	$7,141.2	0	$0
James A. Bevilacqua	Natural Resources Fund: None	1	$11,121.4	12	$7,142.2	0	$0
Steven C. Angeli, CFA	Small Cap Growth Fund: None	0	$0	5	$442.8	1	$147.9
Stephen Mortimer	Small Cap Growth Fund: None	0	$0	0	$0	1	$147.9
Timothy J. McCormack, CFA	Small Cap Value Fund : None	0	$0	0	$0	1	$58.7
Stephen T. O’Brien, CFA	Small Cap Value Fund : None	0	$0	0	$0	1	$58.7
Shaun F. Pedersen	Small Cap Value Fund : None	0	$0	0	$0	1	$58.7
POTENTIAL CONFLICTS OF INTEREST
Individual Investment Professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.
An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an Investment Professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees paid by the relevant Fund to Wellington Management. Messrs. Bandtel, Bevilacqua and Carmen also manage hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to Investment Professional are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single account, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional’s various client mandates.
DESCRIPTION OF COMPENSATION STRUCTURE
Each Fund pays Wellington Management a fee based on the assets under management of the Funds as set forth in an Investment Sub-Advisory Agreement between Wellington Management and the Adviser with respect to each Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the each Fund. The following information relates to the fiscal year ended August 31, 2007.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to our clients. Wellington Management’s compensation of Investment Professionals includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for all other Investment Professionals are determined by the Investment Professional’s experience and performance in their role as an Investment Professional. Base salaries for employees are reviewed annually and may be adjusted based on the recommendation of the Investment Professional’s business manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries for employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Fund and generally each other fund managed by such Investment Professional. Each equity Investment Professional’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the relevant Fund compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmark or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees. Fixed income Investment Professionals’ incentives on the relevant Fund are based solely on the revenues earned by Wellington Management, and are not directly linked to the performance of the account. Portfolio-based incentives across all accounts managed by an Investment Professional can, and typically do, represent a significant portion of an Investment Professional’s overall compensation; performance-based incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is also eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Angeli, Bandtel, Bevilacqua, Carmen, Scott M. Elliott, O’Brien, and Pappas are partners of Wellington Management.

FUND	INCENTIVE BENCHMARK(S) / PEER GROUPS

Mid Cap Intersection Fund	S&P 400 Mid Cap Index

Mid Cap Stock Fund	Russell Mid Cap Growth Index/ Lipper Mid Cap Growth Average

Natural Resources Fund	MSCI S&P World Energy Index/MSCI S&P World Metals & Mining Index/MSCI S&P World Paper, Forest Products Index

Small Cap Growth Fund	Russell 2000 Growth Index

Small Cap Value Fund	Russell 2000 Value Index

Investment Quality Bond Fund	Not Applicable

WELLS CAPITAL MANAGEMENT, INCORPORATED
(“WellsCap”)
Core Bond Fund
U.S. High Yield Bond Fund
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Registered
		Investment		Other Pooled
		Companies (assets		Investment Vehicles		Other Accounts
		in billions )		(assets in billions)		(assets in billions)
		Number		Number		Number
Portfolio	Dollar Range of Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts		Assets
William C. Stevens	Core Bond Fund: None	8	$6.1	3	$1.2	42	*	$9.6
Tom O’Connor	Core Bond Fund: None	7	$5.7	3	$1.2	35	*	$9.6
Lynne Royer	Core Bond Fund: None	6	$5.3	3	$1.2	36	*	$9.5
Troy Ludgood	Core Bond Fund: None	6	$5.3	3	$1.2	34	*	$9.5
Phil Susser	U.S. High Yield Bond Fund: None	2	$0.5	5	$1.1	28		$1.1
Niklas Nordenfelt	U.S. High Yield Bond Fund: None	2	$0.5	5	$1.1	17		$1.1

*	Two of the accounts listed above are subject to a performance-based advisory fee.

     Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

		Other Registered
		Investment		Other Pooled
		Companies (assets		Investment Vehicles		Other Accounts
		in billions )		(assets in billions)		(assets in billions)
		Number		Number		Number
Portfolio	Dollar Range of Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
William C. Stevens	Core Bond Fund: None	0	$0	0	$0	2	$2.4
Tom O’Connor	Core Bond Fund: None	0	$0	0	$0	2	$2.4
Lynne Royer	Core Bond Fund: None	0	$0	0	$0	2	$2.4
Troy Ludgood	Core Bond Fund: None	0	$0	0	$0	2	$2.4
Phil Susser	U.S. High Yield Bond Fund: None	0	$0	2	$0.6	3	$0.2
Niklas Nordenfelt	U.S. High Yield Bond Fund: None	0	$0	2	$0.6	3	$0.2
POTENTIAL CONFLICTS OF INTEREST
As an investment adviser, WellsCap has fiduciary responsibilities to act in the best interests of its clients. Such duties include: reasonable and independent basis for its investment advice, seeking best price execution for clients’ securities transactions, ensuring that the investment advice is suitable to the client’s objectives, and refraining from engaging in personal securities transactions inconsistent with client interests.
WellsCap has an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.
All of the accounts managed by the portfolio managers of the U.S. High Yield Bond Fund seek to maximize total return with a high level of current income in below investment-grade bonds. The process is bottom-up with a focus on credit analysis of individual securities rated primarily below BBB. The objective is to outperform the Merrill Lynch U.S. High Yield Master II Index. All client accounts are managed similarly in the Sutter High Yield strategy. Fund holdings and performance results between small and large account sizes are very similar but will differ slightly. Return and fund holding dispersion may occur due to slight security allocation imperfections, the “ramping-up” of new clients, and other account- specific considerations. No dispersion exists from individual portfolio manager decisions as all funds are executed on a team approach and are executed across all accounts based on suitability.
All of the accounts managed by the portfolio managers of the Core Bond Fund utilize a bottom up security selection process to identify investment opportunities from a universe of high-grade liquid bonds. The manager employs a broad array of fixed income securities, including U.S. Government, corporate, mortgage-backed and asset-backed securities and CMOs in the investment process. To minimize dispersion among accounts, and to the extent possible, securities or types of securities purchased or sold are allocated across all the accounts by their respective asset sizes. Nonetheless, changing or significantly different fund sizes can produce some dispersion.

WellsCap has adopted fixed income compliance procedures and policies to manage potential conflicts of interest such as allocation of investment opportunities. No advisory account will be favored over any other advisory account. Investment opportunities within a strategy generally are allocated pro-rata, either based on an individual security or groupings of similar securities, subject to investment guidelines and overall risk targets. Allocations of individual securities and security types between investment strategies generally are based on meeting targeted risk objectives. Trades frequently are made to rebalance funds that have experienced cash flows and are not allocated pro-rata.
DESCRIPTION OF COMPENSATION STRUCTURE
WellsCap has a comprehensive and competitive compensation program. WellsCap surveys our industry annually to reassess the standing of critical components including salary points, cash bonus incentives, and deferred compensation. WellsCap custom tailors personal scorecards to measure positive contributions to relative investment results. WellsCap presets ranges so incentive opportunities are known and measured continually. WellsCap may additionally utilize “revenue share” programs to reward outstanding performance and to retain outstanding people.
Compensation for portfolio managers is focused on annual and historical investment performance as compared to the fund’s objectives, contribution to client retention and business relationships, and asset growth. Research analysts are also evaluated based on the performance of the sectors that they cover in the fund and their security recommendations. Investment team compensation structure is directly linked to the value added to clients’ funds as measured by the performance metrics described here.
Long-tenured investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients’ and provides direct participation in the growth and success of the company and its clients. Revenue sharing is one example of a powerful incentive program that helps to retain and attract the caliber of investment talent that we believe characterizes WellsCap’s investment teams.

Western Asset Management Company
(“Western Asset”)
Floating Rate Income Fund
High Yield Fund
Strategic Bond Fund
U.S. Government Securities Fund
Portfolio Managers
High Yield Fund
A team of investment professionals at Western Asset Management Company, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and portfolio managers Michael C. Buchanan, Timothy J. Settel and Ian R. Edmonds manages the portfolio.
Strategic Bond Fund
A team of investment professionals at Western Asset Management Company, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and portfolio managers Keith J. Gardner, Michael C. Buchanan and Matthew C. Duda, manages the portfolio.
U.S. Government Securities Fund
A team of investment professionals at Western Asset Management Company, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and portfolio managers Mark Lindbloom, Ron Mass and Fredrick Marki manages the portfolio.
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of August 31, 2007:

		Other Registered		Other Pooled
		Investment		Investment
		Companies (assets		Vehicles (assets in		Other Accounts
		in billions)		billions)		(assets in billions)
		Number		Number		Number
Portfolio	Dollar Range of Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
S. Kenneth Leech	Floating Rate Income Fund: None High Yield Fund: None Strategic Bond Fund: None	113	$110.8	226	$199.3	1116	$307.9
Steven A. Walsh	Floating Rate Income Fund: None High Yield Fund: None Strategic Bond Fund: None	113	$110.8	226	$199.3	1116	$307.9
Mike Buchanan	Floating Rate Income Fund: None High Yield Fund: None Strategic Bond Fund: None	13	$6.1	4	$3.1	11	$1.1

		Other Registered		Other Pooled
		Investment		Investment
		Companies (assets		Vehicles (assets in		Other Accounts
		in billions)		billions)		(assets in billions)
		Number		Number		Number
Portfolio	Dollar Range of Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Keith J. Gardner	Strategic Bond Fund: None High Yield Fund: None	7	$1.3	6	$1.5	1	$0.01
Mark S. Lindbloom	U.S. Government Securities Fund: None Strategic Bond Fund: None	5	$3.1	4	$0.3	41	$8.3
Ronald D. Mass	U.S. Government Securities Fund: None	0	0	2	$0.3	11	$4.7
Frederick R. Marki	U.S. Government Securities Fund: None	0	0	2	$0.01	18	$4.2
None of the portfolio managers beneficially own any shares of the John Hancock Funds II portfolios managed by the portfolio manager.
Other Accounts Managed — Of Total listed above, those for which advisory fee is based on performance

		Other Registered		Other Pooled
		Investment		Investment
		Companies (assets		Vehicles (assets in		Other Accounts
		in billions)		billions)		(assets in billions)
		Number		Number		Number
Portfolio	Dollar Range of Investments in	of		of		of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
S. Kenneth Leech	Floating Rate Income Fund: None High Yield Fund: None Strategic Bond Fund: None	0	$0	0	$0	98	$34.2
Steven A. Walsh	Floating Rate Income Fund: None High Yield Fund: None Strategic Bond Fund: None	0	$0	0	$0	98	$34.2
Mike Buchanan	Floating Rate Income Fund: None High Yield Fund: None Strategic Bond Fund: None	0	$0	0	$0	0	$0.0
Keith J. Gardner	Strategic Bond Fund: None High Yield Fund: None	0	$0	0	$0	1	$0.01
Mark S. Lindbloom	U.S. Government Securities Fund: None Strategic Bond Fund: None	0	$0	0	$0	5	$1.4
Ronald D. Mass	U.S. Government Securities Fund: None	0	$0	0	$0	3	$0.8
Frederick R. Marki	U.S. Government Securities Fund: None	0	$0	0	$0	5	$1.6

Note: The numbers above reflect the overall number of portfolios managed by Western Asset. Mr. Leech and Mr. Walsh are involved in the management of all the firm’s portfolios, but they are not solely responsible for particular portfolios. Western’s investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of the firm’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.
POTENTIAL CONFLICTS OF INTEREST
Western has identified several potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.
It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Firm has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.
With respect to securities transactions for mutual funds, the Adviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Firm may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Western’s team approach to portfolio management and block trading approach works to limit this potential risk.
The Firm also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimums value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.
Employees of the Firm have access to transactions and holdings information regarding client accounts and the Firm’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Firm maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Firm’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Firm’s compliance monitoring program.
The Firm may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist.

As a general matter, the Firm has adopted compliance policies and procedures to address a wide range of potential conflicts of interest. As discussed in other parts of this questionnaire, the Firm also maintains a compliance monitoring program and engages independent auditors to conduct a SAS 70 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.
DESCRIPTION OF COMPENSATION STRUCTURE
At Western, one compensation methodology covers all products and functional areas.
The Firm’s methodology assigns each position a total compensation “target” which is derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.
Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan which includes an employer match and discretionary profit sharing.
In addition, employees are eligible for bonuses. These are structured to reward sector specialists for contributions to the Firm as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by a formal review process. All bonuses are completely discretionary, and usually distributed in May. This is described in more details below:
•	Incentive compensation is based on individual performance, team performance and the performance of the company. Western’s philosophy is to reward its employees through Total Compensation. Total Compensation is reflective of the external market value for skills, experience, ability to produce results, and the performance of one’s group and the Firm as a whole.

•	Incentive compensation is the primary focus of management decisions when determining Total Compensation. The components of Total Compensation include benefits, base salary, incentive compensation and assets under management (AUM) bonuses. Incentive Compensation is based on the success of the Firm and one’s team, and personal contribution to that success. Incentive compensation is paid annually and is fully discretionary. AUM bonuses are discretionary awards paid to eligible employees on an annual basis. AUM bonuses are calculated according to the company’s annual AUM growth.

•	Western offers a Long Term Incentive Plan, which affords eligible employees the opportunity to earn additional long-term compensation from discretionary contributions which will be made on their behalf. These contributions are made by Western Asset and are paid to the employee if he/she remains employed with Western Asset until the discretionary contributions become vested. The Discretionary Contributions allocated to the employee will be credited with tax-deferred investment earnings indexed against mutual fund options or other investment options selected by Western Asset. Discretionary Contributions made to the Plan will be placed in a special trust (known as a rabbi trust) that restricts management’s use and of access to the money.

•	Under certain pre-existing arrangements, key professionals are paid incentives in recognition of outstanding performance. These incentives may include Legg Mason stock options.

      APPENDIX D
JOHN HANCOCK FUNDS
PROXY VOTING POLICIES AND PROCEDURES
POLICY:
General
The Board of Trustees (the “Board”) of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), adopts these proxy voting policies and procedures.
Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.
Delegation of Proxy Voting Responsibilities
It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated portfolio management responsibilities to one or more investment subadviser(s), to the fund’s subadviser(s), subject to the Board’s continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund’s subadviser with respect to voting proxies held by its clients (the “Subadviser Policy”). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to portfolio securities held by a fund, subject to oversight by the fund’s adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the subadvisers’ compliance with these policies and procedures.

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
Voting Proxies of Underlying Funds of a Fund of Funds
With respect to voting proxies relating to the securities of an underlying fund held by the Trust’s fund of funds in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, as amended, or to the extent disclosed in the Trust’s registration statement, the subadviser for the fund of funds, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust elects to seek voting instructions from the shareholders of the fund of funds, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust’s fund of funds.
Material Conflicts of Interest
If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund’s adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.
If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.
Securities Lending Program
Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.
Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)
The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)

Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports
The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.
Filing of Proxy Voting Record on Form N-PX
The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
PROCEDURES:
Review of Subadvisers’ Proxy Voting
The Trust has delegated proxy voting authority with respect to fund portfolio securities in accordance with the Trust Policy, as set forth above.
Consistent with this delegation, each subadviser is responsible for the following:
1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes portfolio securities in the best interest of shareholders of the Trust.

2)	Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.

3)	Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.

Adviser Responsibilities
The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.
The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:
1)	Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.

2)	Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.

3)	Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.
Proxy Voting Service Responsibilities
Aggregation of Votes:
The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.
Reporting:
The proxy voting service’s proxy disclosure system will provide the following reporting features:
1)	multiple report export options;

2)	report customization by fund-account, portfolio manager, security, etc.; and

3)	account details available for vote auditing.
Form N-PX Preparation and Filing:
The adviser will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

Schedule A
PROXY VOTING POLICIES AND PROCEDURES

JOHN HANCOCK FUNDS:	Adopted:	Amended:
John Hancock Trust	September 28, 2007
John Hancock Funds II	September 28, 2007
John Hancock Funds III	September 11, 2007
John Hancock Bond Trust	September 11, 2007
John Hancock California Tax-Free Income Fund	September 11, 2007
John Hancock Capital Series	September 11, 2007
John Hancock Current Interest	September 11, 2007
John Hancock Equity Trust	September 11, 2007
John Hancock Investment Trust	September 11, 2007
John Hancock Investment Trust II	September 11, 2007
John Hancock Investment Trust III	September 11, 2007
John Hancock Institutional Series Trust	September 11, 2007
John Hancock Municipal Securities Trust	September 11, 2007
John Hancock Series Trust	September 11, 2007
John Hancock Sovereign Bond Fund	September 11, 2007
John Hancock Strategic Series	September 11, 2007
John Hancock Tax-Exempt Series	September 11, 2007
John Hancock World Fund	September 11, 2007
John Hancock Preferred Income Fund	September 11, 2007
John Hancock Preferred Income Fund II	September 11, 2007
John Hancock Preferred Income Fund III	September 11, 2007
John Hancock Patriot Select Dividend Fund	September 11, 2007
John Hancock Patriot Premium Dividend Fund II	September 11, 2007
John Hancock Bank & Thrift Opportunity Fund	September 11, 2007
John Hancock Income Securities Trust	September 11, 2007
John Hancock Investors Trust	September 11, 2007
John Hancock Tax-Advantaged Dividend Income Fund	September 11, 2007
John Hancock Financial Trends	September 11, 2007
John Hancock Tax-Advantaged Global Shareholder Yield Fund	September 11, 2007

AIM Capital Management Inc.
PROXY POLICIES AND PROCEDURES
(As Amended October 1, 2005)
A. Proxy Policies
Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an “AIM Advisor” and collectively “AIM”) has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company’s board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company’s board of directors, and we do not currently expect that trend to change. Although AIM’s proxy voting policies are stated below, AIM’s proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.
I. Boards Of Directors
A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.
There are some actions by directors that should result in votes being withheld.
These instances include directors who:
• Are not independent directors and (a) sit on the board’s audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;
• Attend less than 75 percent of the board and committee meetings without a valid excuse;
• It is not clear that the director will be able to fulfill his function;• Implement or renew a dead-hand or modified dead-hand poison pill;
• Enacted egregious corporate governance or other policies or failed to replace management as appropriate;
• Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or
• Ignore a shareholder proposal that is approved by a majority of the shares outstanding.
Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

• Long-term financial performance of the target company relative to its industry;
• Management’s track record;
• Portfolio manager’s assessment;
• Qualifications of director nominees (both slates);
• Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
• Background to the proxy contest.
II. Independent Registered Public Accounting Firm
A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company’s auditors unless:
• It is not clear that the auditors will be able to fulfill their function;
• There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or
• The auditors have a significant professional or personal relationship with the issuer that compromises the auditors’ independence.
III. Compensation Programs
Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.
• We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.
• We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.
• We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock’s current market price, ability to issue reload options, or automatic share replenishment (“evergreen”) feature.
• We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.
• We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.
IV. Corporate Matters
We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.
• We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.
• We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.
• We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.
• We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.
V. Shareholder Proposals
Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal’s impact on the company’s short-term and long-term share value, its effect on the company’s reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company’s overall corporate governance provisions, and the reasonableness of the request.
• We will generally abstain from shareholder social and environmental proposals.
• We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.
• We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.
• We will generally vote for proposals to lower barriers to shareholder action.
• We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of “TIDE” provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).
VI. Other
• We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.
• We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.
• We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

AIM’s proxy policies, and the procedures noted below, may be amended from time to time.
B. Proxy Committee Procedures
The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.
The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers’ views regarding a proposal’s impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.
AIM’s proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries (“ISS”), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds’ Board of Trustees on a periodic basis regarding issues where AIM’s votes do not follow the recommendation of ISS or another provider because AIM’s proxy policies differ from those of such provider.
In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds’ Board of Trustees:
1. Other than by voting proxies and participating in Creditors’ committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.
2. AIM will not publicly announce its voting intentions and the reasons therefore.
3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.
4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM’s concerns for its advisory clients’ interests and not for an attempt to influence or control management.
C. Business/Disaster Recovery
If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such subcommittee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize

ISS to vote proxies by default in accordance with ISS’ proxy policies and procedures, which may vary slightly from AIM’s.
D. Restrictions Affecting Voting
If a country’s laws allow a company in that country to block the sale of the company’s shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager’s ability to trade in a stock in order to vote at a shareholder meeting.
E. Conflicts of Interest
The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM’s interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM’s relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM’s relationship with the company into account, and will vote the company’s proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.
If AIM’s proxy policies and voting record do not guide the proxy committee’s vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds’ Board of Trustees in the next quarterly report.
If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.
F. Fund of Funds
When an AIM Fund (an “Investing Fund”) that invests in another AIM Fund(s) (an “Underlying Fund”) has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.
G. Conflict In These Policies
If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM’s advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM’s advisory clients and will inform the Funds’ Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.

American Century Investments
PROXY VOTING POLICIES
American Century Investment Management, Inc. and American Century Global Investment Management, Inc. (collectively, the “Adviser”) are the investment managers for a variety of clients, including the American Century family of mutual funds. As such, the Adviser has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Adviser.
General Principles
In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of our clients, and for the exclusive purpose of providing benefits to them. The Adviser will attempt to consider all factors of its vote that could affect the value of the investment. We will not subordinate the interests of clients in the value of their investments to unrelated objectives. In short, the Adviser will vote proxies in the manner that we believe will do the most to maximize shareholder value.
Specific Proxy Matters
A. Routine Matters
1. Election of Directors
a. Generally. The Adviser will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Adviser will vote in favor of management’s director nominees if they are running unopposed. The Adviser believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Adviser of course maintains the ability to vote against any candidate whom it feels is not qualified. For example, we will generally vote for management’s director nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Conversely, we will vote against individual directors if they do not provide an adequate explanation for repeated absences at board meetings. When management’s nominees are opposed in a proxy contest, the Adviser will evaluate which nominees’ publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. In cases where the Adviser’s clients are significant holders of a company’s voting securities, management’s recommendations will be reviewed with the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund, the trustee of a retirement plan).
b. Committee Service. The Adviser will withhold votes for non-independent directors who serve on the audit, compensation and/or nominating committees of the board.
c. Classification of Boards. The Adviser will support proposals that seek to declassify boards. Conversely, the Adviser will oppose efforts to adopt classified board structures.
d. Majority Independent Board. The Adviser will support proposals calling for a majority of independent directors on a board. We believe that a majority of independent directors can helps to facilitate objective decision making and enhances accountability to shareholders.

e. Withholding Campaigns. The Adviser will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (a) through (d) above.
2. Ratification of Selection of Auditors
The Adviser will generally rely on the judgment of the issuer’s audit committee in selecting the independent auditors who will provide the best service to the company. The Adviser believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. We will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company’s financial position.
B. Equity-Based Compensation Plans
The Adviser believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Adviser recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Adviser will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management’s recommendations with respect to adoption of or amendments to a company’s equity-based compensation plans, provided that the total number of shares reserved under all of a company’s plans is reasonable and not excessively dilutive.
The Adviser will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company’s overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.
Amendments which are proposed in order to bring a company’s plan within applicable legal requirements will be reviewed by the Adviser’s legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved. The Adviser will generally vote against the adoption of plans or plan amendments that:
• provide for immediate vesting of all stock options in the event of a change of control of the company (see “Anti-Takeover Proposals” below);
• reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Adviser will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;
• establish restriction periods shorter than three years for restricted stock grants;

• do not reasonably associate awards to performance of the company; and
• are excessively dilutive to the company.
C. Anti-Takeover Proposals
In general, the Adviser will vote against any proposal, whether made by management or shareholders, which the Adviser believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.
1. Cumulative Voting
The Adviser will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Adviser believes that the elimination of cumulative voting constitutes an anti-takeover measure.
2. Staggered Board
If a company has a “staggered board,” its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Adviser believes that staggered boards are primarily an anti-takeover device and will vote against them. However, the Adviser does not necessarily vote against the re-election of staggered boards.
3. “Blank Check” Preferred Stock
Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile take-over attempt, the board could issue such stock to a friendly party or “white knight” or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Adviser will vote against blank check preferred stock. However, the Adviser may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.
4. Elimination of Preemptive Rights
When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.
While preemptive rights will protect the shareholder from having its equity diluted,

it may also decrease a company’s ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company’s stock. In the long term, shareholders could be adversely affected by preemptive rights. The Adviser generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.
5. Non-targeted Share Repurchase
A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management’s belief in the favorable business prospects of the company. The Adviser finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.
6. Increase in Authorized Common Stock
The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Adviser will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Adviser will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.
7. “Supermajority” Voting Provisions or Super Voting Share Classes
A “supermajority” voting provision is a provision placed in a company’s charter documents which would require a “supermajority” (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Adviser believes that these are standard anti-takeover measures and will vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.
8. “Fair Price” Amendments
This is another type of charter amendment that would require an offeror to pay a “fair” and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Adviser will carefully examine all fair price proposals. In general, the Adviser will vote against fair price proposals unless it can be determined from the proposed operation of the fair price proposal that it is likely that share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.
9. Limiting the Right to Call Special Shareholder Meetings.
The incorporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company’s charter documents. The Adviser believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and we will vote against proposals attempting to eliminate this right and for proposals attempting to restore it.
10. Poison Pills or Shareholder Rights Plans
Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.
The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to “entrench” management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Adviser believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Adviser will generally vote against all forms of poison pills.
We will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. We will generally vote in favor of such a poison pill if it is linked to a business strategy that will – in our view – likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.
11. Golden Parachutes
Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Adviser will evaluate the specifics of the plan presented.
12. Reincorporation
Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.
We will examine reincorporation proposals on a case-by-case basis. If the Adviser believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. We will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Adviser will vote affirmatively.
13. Confidential Voting
Companies that have not previously adopted a “confidential voting” policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.
Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders’ confidentiality. The Adviser believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, we will vote in favor of any proposal to adopt confidential voting.
14. Opting In or Out of State Takeover Laws
State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Adviser believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Adviser will vote in favor of opting out of restrictive state takeover laws.
C. Other Matters
1. Shareholder Proposals Involving Social, Moral or Ethical Matters
The Adviser will generally vote management’s recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder’s preferences regarding such issues is often unclear. Where this is the case, the Adviser believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Adviser’s clients, and therefore will review management’s assessment of the economic effect of such proposals and rely upon it if we believe its assessment is not unreasonable.
Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company’s contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Adviser believes that such proposals are better addressed outside the corporate arena, and will vote with management’s recommendation; in addition, the Adviser will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.

2. Anti-Greenmail Proposals
“Anti-greenmail” proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Adviser believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will vote in favor of anti-greenmail proposals.
3. Indemnification
The Adviser will generally vote in favor of a corporation’s proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.
4. Non-Stock Incentive Plans
Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Adviser will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.
5. Director Tenure
These proposals ask that age and term restrictions be placed on the board of directors. The Adviser believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.
6. Directors’ Stock Options Plans
The Adviser believes that stock options are an appropriate form of compensation for directors, and the Adviser will vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company’s total exposure to stock option plan dilution.
7. Director Share Ownership
The Adviser will vote against shareholder proposals which would require directors to hold a minimum number of the company’s shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.
Monitoring Potential Conflicts of Interest
Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management’s positions and give the Adviser’s staff the opportunity to ask additional questions about the matter being presented. Companies with which the Adviser has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Adviser votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Adviser’s clients, our proxy voting personnel regularly catalog companies with whom the Adviser has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).
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The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Adviser will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.
Case-by-case determinations will be made by the Adviser’s staff, which is overseen by the General Counsel of the Adviser, in consultation with equity managers. Electronic records will be kept of all votes made.
Original 6/1/1989
Revised 12/05/1991
Revised 2/15/1997
Revised 8/1/1999
Revised 7/1/2003
Revised 12/13/2005

Proxy Voting Policies and Procedures
For BlackRock Advisors, LLC
And Its Affiliated SEC Registered Investment Advisers
September 30, 2006

Proxy Voting Policies and Procedures
These Proxy Voting Policies and Procedures (“Policy”) for BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers1 (“BlackRock”) reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock’s clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.2 Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock’s authority to manage, acquire and dispose of account assets.
When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client’s agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client’s best interests,3 whether or not the client’s proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 (“ERISA”).4 When voting proxies for client accounts (including investment companies), BlackRock’s primary objective is to make voting decisions solely in the best interests of clients and ERISA clients’ plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.5 It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock’s interest and those of BlackRock’s clients are properly addressed and resolved.

[1]	The Policy does not apply to BlackRock Asset Management U.K. Limited and BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.

[2]	In certain situations, a client may direct BlackRock to vote in accordance with the client’s proxy voting policies. In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.

[3]	Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

[4]	DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2

[5]	Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.
Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.
In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures. BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients.6 The Committee is comprised of senior members of BlackRock’s Portfolio Management Group and advised by BlackRock’s Legal and Compliance Department.

[6]	Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.
I. Scope of Committee Responsibilities
The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.7
The Committee shall establish BlackRock’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.
The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues – such as approval of mergers and other significant corporate transactions – require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).8
While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time

7	The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.

8	The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.
legitimately reach differing but equally valid views, as fiduciaries for BlackRock’s clients, on how best to maximize economic value in respect of a particular investment.
The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.9 All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee’s determinations and records shall be treated as proprietary, nonpublic and confidential.
The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations

Department shall ensure that proxy voting issues are promptly brought to the Committee’s attention and that the Committee’s proxy voting decisions are appropriately disseminated and implemented.
To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Institutional Shareholder Services (“ISS”) in that role. ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

[9]	The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.
II. Special Circumstances
Routine Consents. BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients. BlackRock will generally treat such requests for consents not as “proxies” subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals would, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.
Securities on Loan. Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client’s determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where

BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client’s best interest and requests that the security be recalled.
Voting Proxies for Non-US Companies. While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings, (ii) restrictions on a foreigner’s ability to exercise votes, (iii) requirements to vote proxies in person, (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), (v) potential difficulties in translating the proxy, and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

As a consequence, BlackRock votes proxies of non-US companies only on a “best-efforts” basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer’s shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.
Securities Sold After Record Date. With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.
Conflicts of Interest. From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a “BlackRock Affiliate”), or a money management or other client of BlackRock (a “BlackRock Client”).10 In such event, provided that the Committee is aware of the real or potential conflict, the following procedures apply:
♦ The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. The Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock’s clients; and
♦ if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client’s best interest notwithstanding the conflict.

10 Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.

III. Voting Guidelines
The Committee has determined that it is appropriate and in the best interests of BlackRock’s clients to adopt the following voting guidelines, which represent the Committee’s usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee’s judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

A. Boards of Directors
These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee’s history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.
The Committee’s general policy is to vote:

#	VOTE and DESCRIPTION
A.1	FOR nominees for director of United States companies in uncontested elections, except for nominees who

■ have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business

■ voted to implement or renew a “dead-hand” poison pill

■ ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

■ failed to act on takeover offers where the majority of the shareholders have tendered their shares

■ are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

■ on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance

■ sit on more than six boards of public companies

A.2	FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees’ poor records of representing shareholder interests, on a case-by-case basis

A.3	FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.4	AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.5	AGAINST proposals supporting cumulative voting

A.6	FOR proposals eliminating cumulative voting

#	VOTE and DESCRIPTION
A.7	FOR proposals supporting confidential voting

A.8	FOR proposals seeking election of supervisory board members

A.9	AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors

A.10	AGAINST shareholder proposals for term limits for directors

A.11	FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older

A.12	AGAINST shareholder proposals requiring directors to own a minimum amount of company stock

A.13	FOR proposals requiring a majority of independent directors on a Board of Directors

A.14	FOR proposals to allow a Board of Directors to delegate powers to a committee or committees

A.15	FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors

A.16	AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer

A.17	FOR proposals to elect account inspectors

A.18	FOR proposals to fix the membership of a Board of Directors at a specified size

A.19	FOR proposals permitting shareholder ability to nominate directors directly

A.20	AGAINST proposals to eliminate shareholder ability to nominate directors directly

A.21	FOR proposals permitting shareholder ability to remove directors directly

A.22	AGAINST proposals to eliminate shareholder ability to remove directors directly

B. Auditors
These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.
The Committee’s general policy is to vote:

B.1	FOR approval of independent auditors, except for

♦ auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent

♦ auditors who have rendered an opinion to any company which in the Committee’s opinion is either not consistent with best accounting practices or not indicative of the company’s financial situation

♦ on a case-by-case basis, auditors who in the Committee’s opinion provide a significant amount of non-audit services to the company

B.2	FOR proposals seeking authorization to fix the remuneration of auditors

B.3	FOR approving internal statutory auditors

B.4	FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years

C. Compensation and Benefits
These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.
The Committee’s general policy is to vote:

C.1	IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company’s plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2	FOR proposals to eliminate retirement benefits for outside directors

C.3	AGAINST proposals to establish retirement benefits for outside directors

C.4	FOR proposals approving the remuneration of directors or of supervisory board members

C.5	AGAINST proposals to reprice stock options

C.6	FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.

C.7	FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years

C.8	AGAINST proposals seeking to pay outside directors only in stock

C.9	FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits

C.10	AGAINST proposals to ban all future stock or stock option grants to executives

C.11	AGAINST option plans or grants that apply to directors or employees of “related companies” without adequate disclosure of the corporate relationship and justification of the option policy

C.12	FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

D. Capital Structure
These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.
The Committee’s general policy is to vote:

D.1	AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company’s total outstanding capital

D.2	FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights

D.3	FOR management proposals approving share repurchase programs

D.4	FOR management proposals to split a company’s stock

D.5	FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros

D.6	FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date).

E. Corporate Charter and By-Laws
These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws, principally for the purpose of adopting or redeeming “poison pills”. As a general matter, the Committee opposes poison pill provisions.
The Committee’s general policy is to vote:

E.1	AGAINST proposals seeking to adopt a poison pill

E.2	FOR proposals seeking to redeem a poison pill

E.3	FOR proposals seeking to have poison pills submitted to shareholders for ratification

E.4	FOR management proposals to change the company’s name

F. Corporate Meetings
These are routine proposals relating to various requests regarding the formalities of corporate meetings.
The Committee’s general policy is to vote:

F.1	AGAINST proposals that seek authority to act on “any other business that may arise”

F.2	FOR proposals designating two shareholders to keep minutes of the meeting

F.3	FOR proposals concerning accepting or approving financial statements and statutory reports

F.4	FOR proposals approving the discharge of management and the supervisory board

F.5	FOR proposals approving the allocation of income and the dividend

F.6	FOR proposals seeking authorization to file required documents/other formalities

F.7	FOR proposals to authorize the corporate board to ratify and execute approved resolutions

F.8	FOR proposals appointing inspectors of elections

F.9	FOR proposals electing a chair of the meeting

F.10	FOR proposals to permit “virtual” shareholder meetings over the Internet

F.11	AGAINST proposals to require rotating sites for shareholder meetings

G. Investment Companies
These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective, that the Investment Company Act of 1940 envisions will be approved directly by shareholders.
The Committee’s general policy is to vote:

G.1	FOR nominees for director of mutual funds in uncontested elections, except for nominees who

♦ have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business

♦ ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

♦ are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

♦ on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance

G.2	FOR the establishment of new series or classes of shares

G.3	AGAINST proposals to change a fund’s investment objective to nonfundamental

G.4	FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote

G.5	AGAINST a shareholder proposal for the establishment of a director ownership requirement

G.6	FOR classified boards of closed-end investment companies

H. Environmental and Social Issues
These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.
The Committee’s general policy is to vote:

H.1	AGAINST proposals seeking to have companies adopt international codes of conduct

H.2	AGAINST proposals seeking to have companies provide non- required reports on:

■ environmental liabilities;

■ bank lending policies;

■ corporate political contributions or activities;

■ alcohol advertising and efforts to discourage drinking by minors;

■ costs and risk of doing business in any individual country;

■ involvement in nuclear defense systems

H.3	AGAINST proposals requesting reports on Maquiladora operations or on CERES principles

H.4	AGAINST proposals seeking implementation of the CERES principles

Notice to Clients
BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.11 BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients’ interests or as may be necessary to effect such votes or as may be required by law.
BlackRock encourage clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client’s proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.
These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.
11 Such request may be made to the client’s portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52nd Street, New York, New York 10022.

PROXY VOTING GUIDELINES & PROCEDURES SUMMARY
Concerning ClearBridge Advisors 1(Clearbridge)
Proxy Voting Policies and Procedures
The following is a brief overview of the Proxy Voting Policies and Procedures (the “Policies”) that ClearBridge has adopted to seek to ensure that ClearBridge votes proxies relating to equity securities in the best interest of clients.
ClearBridge votes proxies for each client account with respect to which it has been authorized to vote proxies. In voting proxies, ClearBridge is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. ClearBridge attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. ClearBridge may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, the ClearBridge adviser (business unit) continues to retain responsibility for the proxy vote.
In the case of a proxy issue for which there is a stated position in the Policies, ClearBridge generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that ClearBridge considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to

[1]	ClearBridge Advisors comprises ClearBridge Advisors, LLC (formerly CAM North America, LLC), ClearBridge Asset Management Inc, Smith Barney Fund Management LLC, and other affiliated investment advisory firms. On December 1, 2005, Citigroup Inc. (“Citigroup”) sold substantially all of its worldwide asset management business, Citigroup Asset Management, to Legg Mason, Inc. (“Legg Mason”). As part of this transaction, ClearBridge Advisors, LLC, ClearBridge Asset Management Inc and Smith Barney Fund Management LLC became wholly-owned subsidiaries of Legg Mason. Under a licensing agreement between Citigroup and Legg Mason, the name of Smith Barney Fund Management LLC and its affiliated advisory entities, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason. Citi Marks include, but are not limited to, “Citigroup Asset Management,” “Salomon Brothers Asset Management” and “CAM”. All Citi Marks are owned by Citigroup, and are licensed for use until no later than one year after the date of the licensing agreement. Legg Mason and its subsidiaries, including CAM North America, LLC, ClearBridge Asset Management Inc, and Smith Barney Fund Management LLC are not affiliated with Citigroup.

the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause ClearBridge to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct ClearBridge business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A ClearBridge business unit or investment team (e.g. ClearBridge’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.
In furtherance of ClearBridge’s goal to vote proxies in the best interest of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, ClearBridge periodically notifies ClearBridge employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of ClearBridge’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s compliance personnel. ClearBridge also maintains and considers a list of significant ClearBridge relationships that could present a conflict of interest for ClearBridge in voting proxies. ClearBridge is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-ClearBridge Legg Mason affiliate might appear to the public to influence the manner in which ClearBridge decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-ClearBridge Legg Mason affiliate relationship that ClearBridge for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which ClearBridge decides to vote a proxy, ClearBridge generally takes the position that relationships between a non-ClearBridge Legg Mason affiliate and an issuer (e.g. investment management relationship between an issuer and a non-ClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer. Such position is based on the fact that ClearBridge is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between ClearBridge and certain other Legg Mason business units.
ClearBridge maintains a Proxy Voting Committee to review and address conflicts of interest brought to its attention by ClearBridge compliance personnel. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because ClearBridge’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.
If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

Davis Selected Advisers, LP
(“Davis Advisors”)
Proxy Voting Policies and Procedures
Amended as of June 2, 2006

I. Introduction
II. Guiding Principles
III. Fiduciary Duties of Care and Loyalty
IV. Detailed Proxy Voting Policies
V. Ensuring Proxies are Voted
VI. Identifying and Resolving Potential Conflicts of Interest
VII. Proxy Oversight Group
VIII. Shareholder Activism
IX. Obtaining Copies of Davis Advisors’ Proxy Voting Policies and Procedures and/or How Proxies Were Voted
X. Summary of Proxy Voting Policies and Procedures
XI. Records
XII. Amendments
Exhibit A, “Detailed Proxy Voting Policies”

I. Introduction
Davis Advisors votes on behalf of its clients in matters of corporate governance through the proxy voting process. Davis Advisors takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients’ holdings is a significant asset of the clients. Davis Advisors exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients’ investments.
Davis Advisors votes proxies with a focus on the investment implications of each issue. For each proxy vote, Davis Advisors takes into consideration its duty to clients and all other relevant facts available to Davis Advisors at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.
Davis Advisors has established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.
II. Guiding Principles
Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company’s board, as well as exercise their right to grant or withhold approval for actions proposed by the board of directors or company management. The interests of shareholders are best served by the following principles when considering proxy proposals:
Creating Value for Existing Shareholders. The most important factors that we consider in evaluating proxy issues are: (i) the Company’s or management’s long-term track record of creating value for shareholders. In general, we will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in our estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.
Other factors which we consider may include:
(a) Shareholder Oriented Management. One of the factors that Davis Advisors considers in selecting stocks for investment is the presence of shareholder-oriented management. In general, such managements will have a large ownership stake in the company. They will also have a record of taking actions and supporting policies designed to increase the value of the company’s shares and thereby enhance shareholder wealth. Davis Advisors’ research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.
(b) Allow responsible management teams to run the business. Because we try generally to invest with “owner oriented” managements (see above), we vote with the recommendation of management on most routine matters, unless circumstances such as long standing poor performance or a change from our initial assessment indicate otherwise. Examples include the election of directors and ratification of auditors. Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, Davis Advisors opposes proposals that limit management’s ability to do this. Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.
(c) Preserve and expand the power of shareholders in areas of corporate governance - Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members and incentive plans that are contingent on delivering value to shareholders. Davis Advisors generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.
(d) Support compensation policies that reward management teams appropriately for performance. We believe that well thought out incentives are critical to driving long-term shareholder value creation. Management incentives ought to be aligned with the goals of long-term owners. In our view, the basic problem of skyrocketing executive compensation is not high pay for high performance, but high pay for mediocrity or worse. In situations where we feel that the compensation practices at companies we own are not acceptable, we will exercise our discretion to vote against compensation committee members and specific compensation proposals.
Davis Advisors exercises its professional judgment in applying these principles to specific proxy votes. Exhibit A, “Detailed Proxy Voting Policies” provides additional explanation of the analysis which Davis Advisors may conduct when applying these guiding principles to specific proxy votes.

III. Fiduciary Duties of Care and Loyalty
Advisers are fiduciaries. As fiduciaries, advisers must act in the best interests of their clients. Thus, when voting portfolio securities, Davis Advisors must act in the best interest of the client and not in its own interest.
When Davis Advisors has been granted the authority to vote client proxies, Davis Advisors owes the client the duties of “care” and “loyalty”:
(1) The duty of care requires Davis Advisors to monitor corporate actions and vote client proxies if it has undertaken to do so.
(2) The duty of loyalty requires Davis Advisors to cast the proxy votes in a manner that is consistent with the best interests of the client and not subrogate the client’s interest to Davis Advisors’ own interests.
IV. Detailed Proxy Voting Policies Section II, “Guiding Principles” describe Davis Advisors’ pre-determined proxy voting policies. Exhibit A, Detailed Proxy Voting Policies provides greater insight into specific factors which Davis Advisors may sometimes consider.
V. Ensuring Proxies are Voted
The Chief Compliance Officer is responsible for monitoring corporate actions and voting client proxies if Davis Advisors has been assigned the right to vote the proxies.
Scope. If a client has not authorized Davis Advisors to vote its proxies, then these Policies and Procedures shall not apply to that client’s account. The scope of Davis Advisors’ responsibilities with respect to voting proxies are ordinarily determined by Davis Advisors’ contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.
Cost/Benefit Analysis. Davis Advisors is NOT required to vote every proxy. There may be times when refraining from voting a proxy is in the client’s best interest, such as when Davis Advisors determines that the cost of voting the proxy exceeds the expected benefit to the client. Davis Advisors shall not, however, ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.
Davis Advisors is not expected to expend resources if it has no reasonable expectation that doing so will provide a net benefit to its clients. For example, if clients hold only a small position in a company, or if the company’s shares are no longer held by Davis Advisors clients at the time of the meeting, a decision to not vote the proxies, engage management in discussions, or to sell the securities rather than fight the corporate action, may be appropriate, particularly if the issue involved would not significantly affect the value of clients’ holdings.

Practical Limitations Relating To Proxy Voting While Davis Advisors uses it best efforts to vote proxies, it may not be practical or possible to vote every client proxy. For example, (i) when a client has loaned securities to a third party and Davis Advisors or the client is unable to recall the securities before record date; (ii) if Davis does not receive the proxy ballot/statement in time to vote the proxy; or (iii) if Davis is unable to meet the requirements necessary to vote foreign securities (e.g., shareblocking).
Errors by Proxy Administrators. Davis Advisors may use a proxy administrator or administrators to cast its proxy votes. Errors made by these entities may be beyond Davis’ Advisors’ control to prevent or correct.
Record of Voting
The Chief Compliance Officer shall maintain records of how client proxies were voted. The Chief Compliance Officer shall also maintain a record of all votes which are inconsistent with Guiding Principles.
VI. Identifying and Resolving Potential Conflicts of Interest
Potential Conflicts of Interest
A potential conflict of interest arises when Davis Advisors has business interests that may not be consistent with the best interests of its client. In reviewing proxy issues to identify any potential material conflicts between Davis Advisors’ interests and those of its clients, Davis Advisors will consider:
(1) Whether Davis Advisors has an economic incentive to vote in a manner that is not consistent with the best interests of its clients. For example, Davis Advisors may have an economic incentive to vote in a manner that would please corporate management in the hope that doing so might lead corporate management to direct more business to Davis Advisors. Such business could include managing company retirement plans or serving as sub-adviser for funds sponsored by the company; or
(2) Whether there are any business or personal relationships between a Davis Advisors employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.
Identifying Potential Conflicts of Interest
The Chief Compliance Officer is responsible for identifying potential material conflicts of interest and voting the proxies in conformance with direction received from the Proxy Oversight Group. The Chief Compliance Officer shall bring novel or ambiguous issues before the Proxy Oversight Group for guidance.

Assessing Materiality. Materiality will be defined as the potential to have a significant impact on the outcome of a proxy vote. A conflict will be deemed material If (i) Davis Advisors’ clients control more than 2 1/2% of the voting company’s eligible vote; and (ii) more than 2 1/2% of Davis Advisors’ assets under management are controlled by the voting company. If either part of this two part test is not met, then the conflict will be presumed to be immaterial. Materiality will be judged by facts reasonably available to Davis Advisors at the time the materiality determination is made and Davis Advisors is not required to investigate remote relationships or affiliations.
Resolving Potential Conflicts of Interest
The Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group shall exercise its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:
(1) Votes consistent with the Guiding Principles listed in Section II. are presumed to be consistent with the best interests of clients;
(2) Davis Advisors may disclose the conflict to the client and obtain the client’s consent prior to voting the proxy;
(3) Davis Advisors may obtain guidance from an independent third party;
(4) The potential conflict may be immaterial; or
(5) Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.
VII. Proxy Oversight Group
Davis Advisors has established a Proxy Oversight Group, a committee of senior Davis Advisors officers, to oversee voting policies and decisions for clients. The Proxy Oversight Group:
(1) Establishes, amends, and interprets proxy voting policies and procedures; and
(2) Resolves conflicts of interest identified by the Compliance Department.
Composition of the Proxy Oversight Group
The following are the members of the Proxy Oversight Group. Davis Advisors’:
(1) A Proxy Analyst as designated by the Chief Investment Officer from time to time;
(2) Davis Advisors’ Chief Compliance Officer; and
(3) Davis Advisors’ Chief Legal Officer.
Two or more members shall constitute a quorum. Meetings may be held by telephone. A vote by a majority of the Proxy Oversight Group shall be binding.

Action may be taken without a meeting by memorandum signed by two or more members.
VIII. Shareholder Activism
Davis Advisors’ fiduciary duties to its clients do not necessarily require Davis Advisors to become a “shareholder activist.” As a practical matter, Davis Advisors will determine whether to engage in management discussion based upon its costs and expected benefits to clients.
Prior to casting a single vote, Davis Advisors may use its influence as a large shareholder to highlight certain management practices. Consistent with its fiduciary duties, Davis Advisors may discuss with company management its views on key issues that affect shareholder value. Opening lines of communication with company management to discuss these types of issues can often prove beneficial to Davis Advisors’ clients.
IX. Obtaining Copies of Davis Advisors’ Proxy Voting Policies and Procedures and/or How Proxies Were Voted
Davis Advisors’ clients may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures and/or a record of how their own proxies were voted by writing to:

Davis Selected Advisers, L.P.
Attn: Chief Compliance Officer
2949 East Elvira Road, Suite 101
Tucson, Arizona, 85706
Information regarding how mutual funds managed by Davis Advisors voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds’ website (http://www.davisfunds.com, http://www.selectedfunds.com, and http://www.clipperfund.com) and also on the SEC’s website at http://www.sec.gov.
No party is entitled to obtain a copy of how proxies other than their own were voted without valid government authority.
X. Summary of Proxy Voting Policies and Procedures
Davis Advisors shall maintain a summary of its Proxy Voting Policies and Procedures which also describes how a client may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures. This summary shall be included in Davis Advisors’ Form ADV Part II, which is delivered to all new clients.
XI. Records
Davis Advisors’ Chief Compliance Officer shall retain for the legally required periods the following records:

(a) Copies of Davis Advisors’ Proxy Voting Policies and Procedures and each amendment thereof;
(b) Proxy statements received regarding client securities;
(c) Records of votes Davis Advisors cast on behalf of clients;
(d) Records of written client requests for proxy voting information and Davis Advisors’ response; and
(e) Any documents prepared by Davis Advisors that were material to making a decision how to vote, or that memorialized the basis of the decision.
XII. Amendments
Davis Advisors’ Proxy Oversight Group may amend these Proxy Voting Policies and Procedures from time to time. Clients shall be notified of material changes.

Exhibit A
Davis Selected Advisers, L.P.
Detailed Proxy Voting Policies
As Amended: June 2, 2006
The Guiding Principles control Davis Advisors’ Proxy Voting. Davis Advisors attempts to votes proxies in conformance with the Guiding Principles articulated in Section II of the Proxy Voting Policies and Procedures.
Following is additional explanation of the analysis which Davis Advisors may conduct when applying these Guiding Principles to specific proxy votes. We will NOT vote as indicated below if, in our judgment, the result would be contrary to our Guiding Principles.
I. The Board of Directors
II. Executive Compensation
III. Tender Offer Defenses
IV. Proxy Contests
V. Proxy Contest Defenses
VI. Auditors
VII. Miscellaneous Governance Provisions
VIII. State of Incorporation
IX. Mergers and Corporate Restructuring
X. Social and Environmental Issues XI. Capital Structure
I. The Board of Directors
A. Voting on Director Nominees in Uncontested Elections
(1) We generally vote with management in the routine election of Directors. As Directors are elected to represent the economic interests of shareholders, our voting on Director Nominees may be shaped by our assessment of a director’s record in representing the interests of shareholders. The most important responsibility of a director is the selection, evaluation and compensation of senior management, and we pay particular attention to directors’ performance in this area. In assessing a director’s performance in selecting and evaluating management, the primary consideration is the company’s long-term track record of creating value for shareholders. In terms of their record on compensation, long-term results will also be a key consideration. Philosophically, we look for directors to construct long-term compensation plans that do not allow for senior executives to be excessively compensated if long-term returns to shareholders are poor. We prefer directors to specify the benchmarks or performance hurdles by which they are evaluating management’s performance. Appropriate hurdles may include the company’s performance relative to its peers and the S&P 500 as well as its cost of equity capital. We expect directors to construct plans such that incentive compensation will not be paid if performance is below these hurdles.
(2) In addition, we believe that stock option re-pricings and exchanges sever the alignment of employee and shareholder interests. Therefore, we will generally withhold votes for any director of any company that has allowed stock options to be re-priced or exchanged at lower prices in the previous year.
(3) Directors also bear responsibility for the presentation of a company’s financial statements and for the choice of broad accounting policies. We believe directors should favor conservative policies. Such policies may include reasonable pension return assumptions and appropriate accounting for stock based compensation, among others.
(4) In voting on director nominees, we may also consider the following factors in order of importance:
(i) long-term corporate performance:;
(ii) nominee’s business background and experience;
(iii) nominee’s investment in the company:
(iv) nominee’s ethical track record:
(v) whether a poor record of long term performance resulted from poor management or from factors outside of managements control:
(vi) corporate governance provisions and takeover activity (discussed in Sections III and IV):
(vii) interlocking directorships: and
(viii) other relevant information
B. Majority Voting.
We will generally vote for proposals that require a majority vote standard whereby directors must submit their resignation for consideration by the board of directors when they receive less than a majority of the vote cast.
We will review on a case-by-case basis proposals that require directors to receive greater than a majority of the vote cast in order to remain on the board.
C. Cumulative Voting.
We may either support or vote against cumulative voting depending on the specific facts and circumstances.
B. Classification/Declassification of the Board
We generally vote against proposals to classify the board.

We generally vote for proposals to repeal classified boards and to elect all directors annually.
II. Executive Compensation
A. Stock Options, Bonus Plans.
In general, we consider executive compensation such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effects. While we generally support management proposals, we oppose compensation plans which we consider to be excessive.
We believe in paying for performance. We recognize that compensation levels must be competitive and realistic and that under a fair system exceptional managers deserve to be paid exceptionally well. Our test to determine whether or not a proposal for long-term incentive compensation is appropriate is based on the following two questions.
1. Over the long-term, what is the minimum level of shareholder returns below which management’s performance would be considered poor?
• Performance below that of the S&P 500.
• Performance below a pre-selected group of competitors.
• Performance below the company’s cost of equity capital.
2. Does the company’s proposed incentive compensation plan (including options and restricted stock) allow for the management to receive significant incentive compensation if long-term returns to shareholders fall below the answer specified above?
In most cases, the answer to the first question is unspecified. In virtually all cases, the answer to the second question is “yes,” as most companies use non-qualified stock options and restricted stock for the bulk of their long-term compensation. These options and shares will become enormously valuable even if the shares compound at an unacceptably low rate - or actually do not go up at all but are simply volatile — over the long term. A fair system of long-term incentive compensation should include a threshold rate of performance below which incentive compensation is not earned. To the extent that long-term incentive compensation proposals are put to a vote, we will examine the long-term track record of the management team, past compensation history, and use of appropriate performance hurdles.
We will generally vote against any proposal to allow stock options to be re-priced or exchanged at lower prices. We will generally vote against multi-year authorizations of shares to be used for compensation unless the company’s past actions have been consistent with these policies. We will generally vote in favor of shareholder proposals advocating the addition of performance criteria to long-term compensation plans.
B. Positive Compensation Practices.
Examples of the positive compensation practices we look for in both selecting companies and deciding how to cast our proxy votes include:
(1) A high proportion of compensation derived from variable, performance-based incentives;
(2) Incentive formulas that cut both ways , allowing for outsized pay for outsized performance but ensuring undersized pay when performance is poor;
(3) Base salaries that are not excessive;
(4) Company-wide stock-based compensation grants that are capped at reasonable levels to limit dilution;
(5) Stock-based compensation that appropriately aligns management incentives with shareholders, with a strong preference for equity plans that have a cost-of-capital charge or escalating strike price feature as opposed to ordinary restricted stock or plain vanilla options;
(6) Appropriate performance targets and metrics, spelled out in detail in advance of the performance period;
(7) Full and clear disclosure of all forms of management compensation and stock ownership (including full listing of the dollar value of perquisites, value of CEO change of control and termination provisions, pensions, and detail on management’s direct ownership of stock vs. option holdings, ideally presented in a format that is easy to compare and tally rather than tucked away in footnotes);
(8) Compensation committee members with the experience and wherewithal to make the tough decisions that frequently need to be made in determining CEO compensation;
(9) Policies that require executives to continue holding a meaningful portion of their equity compensation after vesting/exercise;
(10) Appropriate cost allocation of charges for stock-based compensation;
(11) Thoughtful evaluation of the present value tradeoff between options, restricted stock and other types of compensation; and
(12) Compensation targets that do not seek to provide compensation above the median of the peer group for mediocre performance. We believe this has contributed to the unacceptably high rates of CEO pay inflation.
III. Tender Offer Defenses
A. Poison Pills
We will generally vote against management proposals to ratify a poison pill.
We will generally vote for shareholder proposals to redeem a poison pill.

B. Fair Price Provisions
We will generally vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.
We will generally vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.
C. Greenmail
We will generally vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
We review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
D. Pale Greenmail
We review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.
E. Unequal Voting Rights
We will generally vote against dual class exchange offers.
We will generally vote against dual class recapitalizations.
F. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws
We will generally vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.
G. Supermajority Shareholder Vote Requirement to Approve Mergers
We will generally vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.
We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

H. White Squire Placements
We will generally vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

IV. Proxy Contests
A. Voting for Director Nominees in Contested Elections
Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:
• long-term financial performance of the target company relative to its industry
• management’s track record
• background to the proxy contest
• qualifications of director nominees (both slates)
• evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met
• stock ownership positions
B. Reimburse Proxy Solicitation Expenses
Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.
V. Proxy Contest Defenses
A. Board Structure: Staggered vs. Annual Elections
We will generally vote against proposals to classify the board.
We will generally vote for proposals to repeal classified boards and to elect all directors annually.
B. Shareholder Ability to Remove Directors
We will generally vote against proposals that provide that directors may be removed only for cause.
We will generally vote for proposals to restore shareholder ability to remove directors with or without cause.
We will generally vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
We will generally vote for proposals that permit shareholders to elect directors to fill board vacancies.
C. Cumulative Voting

See discussion under “The Board of Directors”.
D. Shareholder Ability to Call Special Meetings
We will generally vote against proposals to restrict or prohibit shareholder ability to call special meetings.
We will generally vote for proposals that remove restrictions on the right of shareholders to act independently of management.
E. Shareholder Ability to Act by Written Consent
We will generally vote against proposals to restrict or prohibit shareholder ability to take action by written consent.
We will generally vote for proposals to allow or make easier shareholder action by written consent.
F. Shareholder Ability to Alter the Size of the Board
We will generally vote for proposals that seek to fix the size of the board.
We will generally vote against proposals that give management the ability to alter the size of the board without shareholder approval.
VI. Auditors
A. Ratifying Auditors
We will generally vote for proposals to ratify auditors, unless any of the following apply:
• An auditor has a financial interest in or association with the company (other than to receive reasonable compensation for services rendered), and is therefore not independent,
• Fees for non-audit services are excessive, or
• There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
We vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
We will generally vote for shareholder proposals asking for audit firm rotation or partner rotation within an audit firm, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company (Sarbanes-

Oxley mandates that the partners on a company’s audit engagement be subject to five-year term limits).
VII. Miscellaneous Governance Provisions
A. Confidential Voting
We will generally vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.
We will generally vote for management proposals to adopt confidential voting.
B. Equal Access
We will generally vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.
C. Bundled Proposals
We review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we will generally vote against the proposals. If the combined effect is positive, we will generally vote for the proposals.
D. Shareholder Advisory Committees
We review on a case-by-case basis proposals to establish a shareholder advisory committee.
E. Stock Ownership Requirements
We will generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board (we prefer Directors to be long-term shareholders). We oppose the awarding of stock options to directors.

F. Term of Office and Independence of Committees
We will generally vote against shareholder proposals to limit the tenure of outside directors.
We will generally vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

G. Director and Officer Indemnification and Liability Protection
Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.
We will generally vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.
We will generally vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.
We will generally vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.
H. Charitable Contributions
We will generally vote against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.
I. Age Limits
We will generally vote against shareholder proposals to impose a mandatory retirement age for outside directors.
J. Board Size
We will generally vote for proposals seeking to fix the board size or designate a range for the board size.
We will generally vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
K. Establish/Amend Nominee Qualifications
We vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
We will generally vote against shareholder proposals requiring two candidates per board seat.
L. Filling Vacancies/Removal of Directors

We will generally vote against proposals that provide that directors may be removed only for cause.
We will generally vote for proposals to restore shareholder ability to remove directors with or without cause.
We will generally vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
We will generally vote for proposals that permit shareholders to elect directors to fill board vacancies.
M. OBRA-Related Compensation Proposals
• Amendments that Place a Cap on Annual Grant or Amend Administrative Features
We will generally vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.
• Amendments to Added Performance-Based Goals
We will generally vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.
• Amendments to Increase Shares and Retain Tax Deductions Under OBRA
Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) are evaluated on a case-by-case basis.
• Approval of Cash or Cash-and-Stock Bonus Plans
We will generally vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA where the compensation plans have been historically consistent with our principles described in Section II of this document.
N. Shareholder Proposals to Limit Executive and Director Pay
We will generally vote for shareholder proposals that seek additional disclosure of executive and director pay information.
We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

O. Golden and Tin Parachutes
We will generally vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.
We will generally review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.
P. Employee Stock Ownership Plans (ESOPs)
We will generally vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).
Q. 401(k) Employee Benefit Plans
We will generally vote for proposals to implement a 401(k) savings plan for employees.
R. Stock Plans in Lieu of Cash
We review plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock on a case-by-case basis.
We will generally vote for plans which provide a dollar-for-dollar cash for stock exchange.
We review plans which do not provide a dollar-for-dollar cash for stock exchange on a case-by-case basis.
S. Director Retirement Plans
We will generally vote against retirement plans for non-employee directors.
We will generally vote for shareholder proposals to eliminate retirement plans for non-employee directors.

VIII. State of Incorporation
A. Voting on State Takeover Statutes
We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).
B. Voting on Reincorporation Proposals
Proposals to change a company’s state of incorporation are examined on a case-by-case basis.
IX. Mergers and Corporate Restructurings
A. Mergers and Acquisitions
Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:
• anticipated financial and operating benefits
• offer price (cost vs. premium)
• prospects of the combined companies
• how the deal was negotiated
• changes in corporate governance and their impact on shareholder rights
B. Corporate Restructuring
Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.
C. Spin-offs
Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.
D. Asset Sales
Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.
E. Liquidations

Votes on liquidations are made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
F. Appraisal Rights
We will generally vote for proposals to restore, or provide shareholders with, rights of appraisal.
G. Changing Corporate Name
We will generally vote for changing the corporate name.
X. Social and Environmental Issues
Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.
XI. Capital Structure
A. Common Stock Authorization
We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.
We use quantitative criteria that measure the number of shares available for issuance after analyzing the company’s industry and performance. Our first step is to determine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after accounting for the requested increase. Shares reserved for legitimate business purposes, such as stock splits or mergers, are subtracted from the pool of shares available. We then compare this percentage to the allowable cap developed for the company’s peer group to determine if the requested increase is reasonable. Each peer group is broken down into four quartiles and within each quartile an “allowable increase” for the company is set. The top quartile performers will have the largest allowable increase.
If the requested increase is greater than the “allowable increase” we will generally vote against the proposal.
B. Reverse Stock Splits

We will review management proposals to implement a reverse stock split on a case-by-case basis. We will generally support a reverse stock split if management provides a reasonable justification for the split.

C. Blank Check Preferred Authorization
We will generally vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.
We review on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.
We review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding we will generally vote against the requested increase. If the company does have preferred shares outstanding we will use the criteria set forth herein.
D. Shareholder Proposals Regarding Blank Check Preferred Stock
We will generally vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
E. Adjust Par Value of Common Stock
We will generally vote for management proposals to reduce the par value of common stock.
F. Preemptive Rights
We review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.
G. Debt Restructurings
We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:
• Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
• Change in Control - Will the transaction result in a change in control of the company?
• Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

H. Share Repurchase Programs
We will generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
I. Dual-class Stock
We will generally vote against proposals to create a new class of common stock with superior voting rights.
We will generally vote for proposals to create a new class of nonvoting or subvoting common stock if:
• It is intended for financing purposes with minimal or no dilution to current shareholders.
• It is not designed to preserve the voting power of an insider or significant shareholder.
J. Issue Stock for Use with Rights Plan
We will generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
K. Preferred Stock
We will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
We will generally vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
We will generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
We will generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
We vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.
L. Recapitalization

We vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.
M. Reverse Stock Splits
We will generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
We will generally vote for management proposals to implement a reverse stock split to avoid delisting.
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.
N. Stock Distributions: Splits and Dividends
We will generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.
O. Tracking Stock
Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.

Declaration Management & Research LLC
Proxy Voting Policy and Procedures
Declaration Management & Research LLC (“Declaration”) is a fixed income manager and the securities we purchase for client accounts are predominantly fixed income securities. Accordingly, we are seldom if ever called upon to vote equity securities on our clients’ behalf. However, in the event we were granted the discretion to vote proxies for a client’s account and an occasion arose where an equity security needed to be voted, we would follow the following proxy voting policy in carrying out our responsibilities to that client.
I. General Principles
In order to set a framework within which proxy questions should be considered and voted, the following general principles should be applied:
1) As a fiduciary under ERISA or otherwise, the discretion to vote proxies for a client’s account should be exercised keeping in mind a fiduciary’s duty to use its best efforts to preserve or enhance the value of the client’s account. We should vote on proxy questions with the goal of fostering the interests of the client (or the participants and beneficiaries in the case of an ERISA account).
2) Proxy questions should be considered within the individual circumstances of the issuer. It is possible that individual circumstances might mean that a given proxy question could be voted differently than what is generally done in other cases.
3) If a proxy question clearly has the capability of affecting the economic value of the issuer’s stock, the question should be voted in a way that attempts to preserve, or give the opportunity for enhancement of, the stock’s economic value.
4) In certain circumstances, even though a proposal might appear to be beneficial or detrimental in the short term, our analysis will conclude that over the long term greater value may be realized by voting in a different manner.

5) It is our policy that when we are given authority to vote proxies for a client’s account, we must be authorized to vote all proxies for the account in our discretion. We do not accept partial voting authority nor do we accept instructions from clients on how to vote on specific issues, except in the case of registered investment companies. Clients may wish to retain proxy voting authority and vote their own proxies if necessary in order to satisfy their individual social, environmental or other goals.
Since we cannot currently anticipate circumstances in which Declaration would be called upon to vote an equity security for a client’s account, it is difficult to specify in advance how we would vote on particular questions. For routine matters, we would expect to vote in accordance with the recommendation of the issuer’s management. For all other matters, we would decide how to vote on a case-by-case basis considering the relevant circumstances of the issuer.

We will from time to time review this proxy voting policy and procedures and may adopt changes from time to time. Clients may contact Carole Parker, our Chief Compliance Officer, by calling 703-749-8240 or via e-mail at cparker@declaration.com to obtain a record of how we voted the proxies for their account.
II. Process
At Declaration, the investment research analysts are responsible for performing research on the companies in which we invest. The same analysts would be responsible for decisions regarding proxy voting, as they would be the most familiar with company-specific issues. Portfolio managers may also provide input when appropriate. Proxy voting mechanics are the responsibility of the analyst.
We may abstain from voting a client proxy if we conclude that the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant. We may also abstain from voting a client proxy for cost reasons (e.g., costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we would weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision would take into account the effect that the vote of our client, either by itself or together with other votes, was expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting.
We will maintain the records required to be maintained by us with respect to proxies in accordance with the requirements of the Investment Advisers Act of 1940 and, with respect to our registered investment company clients, the Investment Company Act of 1940. We may, but need not, maintain proxy statements that we receive regarding client securities to the extent that such proxy statements are available on the SEC’s Edgar system. We may also rely upon a third party to maintain certain records required to be maintained by the Advisors Act or the Investment Company Act.
III. Conflicts of Interest
We manage the assets of various public and private company clients, and may invest in the securities of certain of these companies on behalf of our clients. As noted above, we invest principally in fixed income securities with respect to which proxies are not required to be voted. However, in the event we were to be granted the discretion to vote proxies by a client, and an equity security were to be held in that client’s portfolio with respect to which a vote was required, we would be responsible for voting proxies for that security. We recognize that the potential for conflicts of interest could arise in situations where we have discretion to vote client proxies and where we have material business relationships1 or material personal/family relationships2 with an issuer (or with a potential target or acquirer, in the case of a proxy vote in connection with a takeover). To address these potential conflicts we have established a Proxy Voting Committee (the “Committee”). The Committee consists of the President, the Senior Vice President – Director of Portfolio Management, and the Chief Compliance Officer. The Committee will use reasonable efforts to determine whether a potential conflict may exist, including screening proxies against a list of clients with whom we have a material business relationship. However, a potential conflict shall be deemed to exist only if one or more of the members of the Committee actually know of the potential conflict. The Committee will work with the analyst assigned to the specific security to oversee the proxy voting process for securities where we believe we may have potential conflicts.
The Committee will meet to decide how to vote the proxy of any security with respect to which we have identified a potential conflict. The Committee will consider the analyst’s recommendation, make a decision on how to vote the proxy and document the Committee’s rationale for its decision.

[1]	For purposes of this proxy voting policy, a “material business relationship” is considered to arise in the event a client has contributed more than 5% of Declaration’s annual revenues for the most recent fiscal year or is reasonably expected to contribute this amount for the current fiscal year.

[2]	For purposes of this proxy voting policy, a “material personal/family relationship” is one that would be reasonably likely to influence how we vote proxies. To identify any such relationships, the Proxy Voting Committee will in connection with each proxy vote obtain information about (1) personal and/or family relationships between any Declaration employee involved in the proxy vote (e.g., analyst, portfolio manager and/or members of the Proxy Voting Committee, as applicable), and directors or senior executives of the issuer, and (ii) personal and/or immediate family investments of such employees in issuers which exceed 5% of the outstanding stock of the issuer.

Declaration is an indirect wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a public company. It is our general policy not to acquire or hold MFC stock on behalf of our clients. However, in the event that a client were to hold MFC stock in a portfolio which we managed, and we were responsible for voting a MFC proxy on behalf of the client, the Committee would decide how to vote the MFC proxy in a manner that it believes will maximize shareholder value. The Committee will document the rationale for its decision.
It is Declaration’s policy not to accept any input from any other person or entity, including its affiliates, when voting proxies for any security. In the event that a Declaration employee was contacted by any affiliate or any other person or entity, other than by means of standard materials available to all shareholders, with a recommendation on how to vote a specific proxy, the event would be reported to the Compliance Officer and would be documented. The Committee would then decide how to vote the proxy in question and would document the rationale for its decision.
If there is controversy or uncertainty about how any particular proxy question should be voted, or if an analyst or a Committee member believes that he or she has been pressured to vote in a certain way, he or she will consult with the Committee or with the Compliance Officer, and a decision will be made whether to refer the proxy to the Committee for voting. Final decisions on proxy voting will ultimately be made with the goal of enhancing the value of our clients’ investments.
Adopted 07/03
Revised 09/04

Deutsche Bank
Deutsche Asset Management
2006 U.S. Proxy Voting Policies and Procedures

Effective Date:	May 5, 2003
Approver:	John Robbins
Owner:	DeAM Compliance
Functional Applicability:	Asset Management
Geographic Applicability:	U.S.
Last Reviewed Date:	February 22, 2006
Last Revision Date:	March 03, 2006
Next Review Date:	February 2007
Version:	5
I. INTRODUCTION
Deutsche Asset Management (DeAM)3 has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of clients, in accordance with its fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. In addition to SEC requirements governing advisers, DeAM’s proxy policies reflect the fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 CFR 2509.94-2 (July 29,1994).
II. DEAM’S PROXY VOTING RESPONSIBILITIES
Proxy votes are the property of DeAM’s advisory clients.4 As such, DeAM’s authority and responsibility to vote such proxies depend upon its contractual relationships with its clients. DeAM has delegated responsibility for affecting its advisory clients’ proxy votes to Institutional Shareholder Services (“ISS”), an independent third-party proxy voting specialist. ISS votes DeAM’s advisory clients’ proxies in accordance with DeAM’s proxy guidelines or DeAM’s specific instructions. Where a client has given specific instructions as to how a proxy should be voted, DeAM will notify ISS to carry out those instructions. Where no

[3]	DeAM refers to Deutsche Investment Management Americas Inc. and Deutsche Asset Management, Inc., each an investment adviser registered under the Investment Advisers Act of 1940. These Policies and Procedures also may apply to other entities within the Deutsche Bank organization for which the Proxy Vendor Oversight and the Proxy Voting Sub-Committee votes proxies, as listed on Exhibit 1.

[4]	For purposes of these Policies and Procedures, “clients” refers to persons or entities: for which DeAM serves as investment adviser or sub-adviser; for which DeAM votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

specific instruction exists, DeAM will follow the procedures in voting the proxies set forth in this document.
DeAM may have proxy voting responsibilities for investment companies and other clients for which it serves as investment adviser. With respect to client accounts that are sub-advised by an affiliated or unaffiliated investment adviser, DeAM may have proxy voting responsibilities, or such responsibilities may be delegated to the sub-adviser. Similarly, DeAM may have proxy voting responsibilities with respect to advisory client accounts for which it serves as investment sub-adviser.
III. POLICIES
1. Proxy voting activities are conducted in the best economic interest of clients
DeAM has adopted the following policies and procedures to ensure that proxies are voted in accordance with the best economic interest of its clients, as determined by DeAM in good faith after appropriate review.
2. The Proxy Voting Sub-Committee
The Proxy Voting Sub-Committee (the “PVSC”) is an internal working group established by DeAM’s Investment Risk Oversight Committee pursuant to a written charter. The PVSC is responsible for overseeing DeAM’s proxy voting activities, including:
(i) adopting, monitoring and updating guidelines, attached as Exhibit A (the “Guidelines”), that provide how DeAM will generally vote proxies pertaining to a comprehensive list of common proxy voting matters; (ii) voting proxies where (A) the issues are not covered by specific client instruction or the Guidelines; (B) the Guidelines specify that the issues are to be determined on a case-by-case basis; or (C) where an exception to the Guidelines may be in the best economic interest of DeAM’s clients; and (iii) monitoring the Proxy Vendor Oversight’s proxy voting activities (see below): DeAM’s Proxy Vendor Oversight, a function of DeAM’s Asset Management Operations Group, is responsible for coordinating with ISS to administer DeAM’s proxy voting process and for voting proxies in accordance with any specific client instructions or, if there are none, the Guidelines, and overseeing ISS’ proxy responsibilities in this regard.
3. Availability of Proxy Voting Policies and Procedures and proxy voting record

Copies of these Policies and Procedures, as they may be updated from time to time, are made available to clients as required by law and otherwise at DeAM’s discretion. Clients may also obtain information on how their proxies were voted by DeAM as required by law and otherwise at DeAM’s discretion; however, DeAM must not selectively disclose its investment company clients’ proxy voting records. The Proxy Vendor Oversight will make proxy voting reports available to advisory clients upon request. The investment companies’ proxy voting records will be disclosed to shareholders by means of publicly-available annual filings of each company’s proxy voting record for 12-month periods ended June 30 (see “Recordkeeping” below).
IV. PROCEDURES
The key aspects of DeAM’s proxy voting process are as follows:
1. The PVSC’s Proxy Voting Guidelines
The Guidelines set forth the PVSC’s standard voting positions on a comprehensive list of common proxy voting matters. The PVSC has developed, and continues to update the Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and the impact of the matter on issuers and the value of the investments.
The PVSC will review the Guidelines as necessary to support the best economic interests of DeAM’s clients and, in any event, at least annually. The PVSC will make changes to the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of clients. Before changing the Guidelines, the PVSC will thoroughly review and evaluate the proposed change and the reasons therefor, and the PVSC Chair will ask PVSC members whether anyone outside of the DeAM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a DeAM advisory client has requested or attempted to influence the proposed change and whether any member has a conflict of interest with respect to the proposed change. If any such matter is reported to the PVSC Chair, the Chair will promptly notify the Conflicts of Interest Management Sub-Committee (see below) and will defer the approval, if possible. Lastly, the PVSC will fully document its rationale for approving any change to the Guidelines.
The Guidelines may reflect a voting position that differs from the actual practices of the public company (ies) within the Deutsche Bank organization or of the investment companies for which DeAM or an affiliate serves as investment adviser or sponsor. Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. Further, the manner in which DeAM votes investment company proxies may differ from proposals for which a DeAM-advised or sponsored investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are generally voted in accordance with the pre-determined guidelines of ISS. See Section IV.3.B.
2. Specific proxy voting decisions made by the PVSC
The Proxy Vendor Oversight will refer to the PVSC all proxy proposals (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis.
Additionally, if, the Proxy Vendor Oversight, the PVSC Chair or any member of the PVSC, a portfolio manager, a research analyst or a sub-adviser believes that voting a particular proxy in accordance with the Guidelines may not be in the best economic interests of clients, that individual may bring the matter to the attention of the PVSC Chair and/or the Proxy Vendor Oversight.5
If the Proxy Vendor Oversight refers a proxy proposal to the PVSC or the PVSC determines that voting a particular proxy in accordance with the Guidelines is not in the best economic interests of clients, the PVSC will evaluate and vote the proxy, subject to the procedures below regarding conflicts.
The PVSC endeavors to hold meetings to decide how to vote particular proxies sufficiently before the voting deadline so that the procedures below regarding conflicts can be completed before the PVSC’s voting determination.
3. Certain proxy votes may not be cast
In some cases, the PVSC may determine that it is in the best economic interests of its clients not to vote certain proxies. For example, it is DeAM’s policy not to vote proxies of issuers subject to laws of those jurisdictions that impose restrictions upon selling shares after proxies are voted, in order to preserve liquidity. In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. For example, some jurisdictions do not provide adequate notice to shareholders so that proxies may be voted on a timely basis. Voting rights on securities that have been loaned to third-parties transfer to those third-parties, with loan termination often being the only way to attempt to vote

[5]	The Proxy Vendor Oversight generally monitors upcoming proxy solicitations for heightened attention from the press or the industry and for novel or unusual proposals or circumstances, which may prompt the Proxy Vendor Oversight to bring the solicitation to the attention of the PVSC Chair. DeAM portfolio managers, DeAM research analysts and sub-advisers also may bring a particular proxy vote to the attention of the PVSC Chair, as a result of their ongoing monitoring of portfolio securities held by advisory clients and/or their review of the periodic proxy voting record reports that the PVSC Chair distributes to DeAM portfolio managers and DeAM research analysts.

proxies on the loaned securities. Lastly, the PVSC may determine that the costs to the client(s) associated with voting a particular proxy or group of proxies outweighs the economic benefits expected from voting the proxy or group of proxies.
The Proxy Vendor Oversight will coordinate with the PVSC Chair regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.
4. Conflict of Interest Procedures
A. Procedures to Address Conflicts of Interest and Improper Influence
Overriding Principle. In the limited circumstances where the PVSC votes proxies,6 the PVSC will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of DeAM’s clients.7
Independence of the PVSC. As a matter of Compliance policy, the PVSC and the Proxy Vendor Oversight are structured to be independent from other parts of Deutsche Bank. Members of the PVSC and the employee responsible for Proxy Vendor Oversight are employees of DeAM. As such, they may not be subject to the supervision or control of any employees of Deutsche Bank Corporate and Investment Banking division (“CIB”). Their compensation cannot be based upon their contribution to any business activity outside of DeAM without prior approval of Legal and Compliance. They can have no contact with employees of Deutsche Bank outside of the Private Client and Asset Management division (“PCAM”) regarding specific clients, business matters or initiatives without the prior approval of Legal and Compliance. They furthermore may not discuss proxy votes with any person outside of DeAM (and within DeAM only on a need to know basis).
Conflict Review Procedures. There will be a committee (the “Conflicts of Interest Management Sub-Committee”) established within DeAM that will monitor for potential material conflicts of interest in connection with proxy proposals that are to be evaluated by the PVSC. Promptly upon a determination that a vote shall be presented to the PVSC, the PVSC Chair shall notify the Conflicts of Interest Management Sub-

[6]	As mentioned above, the PVSC votes proxies (i) where neither a specific client instruction nor a Guideline directs how the proxy should be voted, (ii) where the Guidelines specify that an issue is to be determined on a case by case basis or (iii) where voting in accordance with the Guidelines may not be in the best economic interests of clients.

[7]	The Proxy Vendor Oversight, who serves as the non-voting secretary of the PVSC, may receive routine calls from proxy solicitors and other parties interested in a particular proxy vote. Any contact that attempts to exert improper pressure or influence shall be reported to the Conflicts of Interest Management Sub-Committee.

Committee. The Conflicts of Interest Management Sub-Committee shall promptly collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if DeAM or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered “material” to the extent that a reasonable person could expect the conflict to influence, or appear to influence, the PVSC’s decision on the particular vote at issue.
The information considered by the Conflicts of Interest Management Sub-Committee may include without limitation information regarding (i) DeAM client relationships; (ii) any relevant personal conflict known by the Conflicts of Interest Management Sub-Committee or brought to the attention of that sub-committee; (iii) and any communications with members of the PVSC (or anyone participating or providing information to the PVSC) and any person outside of the DeAM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a DeAM advisory client regarding the vote at issue. In the context of any determination, the Conflicts of Interest Management Sub-Committee may consult with, and shall be entitled to rely upon, all applicable outside experts, including legal counsel.
Upon completion of the investigation, the Conflicts of Interest Management Sub-Committee will document its findings and conclusions. If the Conflicts of Interest Management Sub-Committee determines that (i) DeAM has a material conflict of interest that would prevent it from deciding how to vote the proxies concerned without further client consent or (ii) certain individuals should be recused from participating in the proxy vote at issue, the Conflicts of Interest Management Sub-Committee will so inform the PVSC chair.
If notified that DeAM has a material conflict of interest as described above, the PVSC chair will obtain instructions as to how the proxies should be voted either from (i) if time permits, the affected clients, or (ii) ISS. If notified that certain individuals should be recused from the proxy vote at issue, the PVSC Chair shall do so in accordance with the procedures set forth below.
Procedures to be followed by the PVSC. At the beginning of any discussion regarding how to vote any proxy, the PVSC Chair (or his or her delegate) will inquire as to whether any PVSC member (whether voting or ex officio) or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to the Conflicts of Interest Management Sub-Committee.
The PVSC Chair also will inquire of these same parties whether they have actual knowledge regarding whether any director, officer or employee outside of the DeAM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a DeAM advisory client, has: (i) requested that DeAM, the Proxy Vendor Oversight (or any member thereof) or a PVSC member vote a particular proxy in a certain manner; (ii) attempted to influence DeAM, the Proxy

Vendor Oversight(or any member thereof), a PVSC member or any other person in connection with proxy voting activities; or (iii) otherwise communicated with a PVSC member or any other person participating or providing information to the PVSC regarding the particular proxy vote at issue, and which incident has not yet been reported to the Conflicts of Interest Management Sub- Committee.
If any such incidents are reported to the PVSC Chair, the Chair will promptly notify the Conflicts of Interest Management Sub-Committee and, if possible, will delay the vote until the Conflicts of Interest Management Sub-Committee can complete the conflicts report. If a delay is not possible, the Conflicts of Interest Management Sub-Committee will instruct the PVSC whether anyone should be recused from the proxy voting process, or whether DeAM should seek instructions as to how to vote the proxy at issue from ISS or, if time permits, affected clients. These inquiries and discussions will be properly reflected in the PVSC’s minutes.
Duty to Report. Any DeAM employee, including any PVSC member (whether voting or ex officio), that is aware of any actual or apparent conflict of interest relevant to, or any attempt by any person outside of the DeAM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a DeAM advisory client to influence, how DeAM votes its proxies has a duty to disclose the existence of the situation to the PVSC Chair (or his or her designee) and the details of the matter to the Conflicts of Interest Management Sub-Committee. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.
Recusal of Members. The PVSC will recuse from participating in a specific proxy vote any PVSC members (whether voting or ex officio) and/or any other person who (i) are personally involved in a material conflict of interest; or (ii) who, as determined by the Conflicts of Interest Management Sub-Committee, have actual knowledge of a circumstance or fact that could affect their independent judgment, in respect of such vote. The PVSC will also exclude from consideration the views of any person (whether requested or volunteered) if the PVSC or any member thereof knows, or if the Conflicts of Interest Management Sub-Committee has determined, that such other person has a material conflict of interest with respect to the particular proxy, or has attempted to influence the vote in any manner prohibited by these policies.
If, after excluding all relevant PVSC voting members pursuant to the paragraph above, there are three or more PVSC voting members remaining, those remaining PVSC members will determine how to vote the proxy in accordance with these Policies and Procedures. If there are fewer than three PVSC voting members remaining, the PVSC Chair will obtain instructions as to how to have the proxy voted from, if time permits, the affected clients and otherwise from ISS.

B. Investment Companies and Affiliated Public Companies
Investment Companies. As reflected in the Guidelines, all proxies solicited by open-end and closed-end investment companies are voted in accordance with the pre-determined guidelines of ISS, unless the investment company client directs DeAM to vote differently on a specific proxy or specific categories of proxies. However, regarding investment companies for which DeAM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders (i.e., “mirror” or “echo” voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.
Affiliated Public Companies. For proxies solicited by non-investment company issuers of or within the Deutsche Bank organization, e.g., Deutsche bank itself, these proxies will be voted in the same proportion as the vote of other shareholders (i.e., “mirror” or “echo” voting).
C. Other Procedures That Limit Conflicts of Interest
DeAM and other entities in the Deutsche Bank organization have adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including:
• Deutsche Bank Americas Restricted Activities Policy. This policy provides for, among other things, independence of DeAM employees from CIB, and information barriers between DeAM and other affiliates. Specifically, no DeAM employee may be subject to the supervision or control of any employee of CIB. No DeAM employee shall have his or her compensation based upon his or her contribution to any business activity within the Bank outside of the business of DeAM, without the prior approval of Legal or Compliance. Further, no employee of CIB shall have any input into the compensation of a DeAM employee without the prior approval of Legal or Compliance. Under the information barriers section of this policy, as a general rule, DeAM employees who are associated with the investment process should have no contact with employees of Deutsche Bank or its affiliates, outside of PCAM, regarding specific clients, business matters, or initiatives. Further, under no circumstances should proxy votes be discussed with any Deutsche Bank employee outside of DeAM (and should only be discussed on a need-to-know basis within DeAM).
• Deutsche Bank Americas Information Barriers for Sections 13 and 16, and Reg. M Policy. This policy establishes information barriers between Deutsche Bank employees from CIB, on the one hand, and Deutsche Bank employees from PCAM. The information barriers depend upon PCAM and CIB personnel adhering to the certain limitations. For example, PCAM and CIB personnel may not share between themselves non-public, proprietary or confidential information.

Further, PCAM and CIB personnel may not coordinate or seek to coordinate decision making with respect to particular securities transactions or groups of transactions, or with respect to the voting of particular securities. The policy also states that PCAM (particularly Deutsche Asset Management) and CIB do not employ common managing directors, officers and employees as a general policy matter, and imposes certain restrictions in the event that there are any such common directors, officers or employees
Other relevant internal policies include the Deutsche Bank Americas Code of Professional Conduct, the Deutsche Bank Americas Confidential and Inside Information Policy, the Deutsche Asset Management Code of Ethics, the Sarbanes-Oxley Senior Officer Code of Ethics, and the Deutsche Bank Group Code of Conduct. The PVSC expects that these policies, procedures and internal controls will greatly reduce the chance that the PVSC (or, its members) would be involved in, aware of or influenced by, an actual or apparent conflict of interest.
V. RECORDKEEPING
DeAM will maintain a record of each vote cast by DeAM that includes among other things, company name, meeting date, proposals presented, vote cast and shares voted. In addition, the Proxy Vendor Oversight maintains records for each of the proxy ballots it votes. Specifically, the Department’s records include, but are not limited to:
• The proxy statement (and any additional solicitation materials) and relevant portions of annual statements.
• Any additional information considered in the voting process that may be obtained from an issuing company, its agents or proxy research firms.
• Analyst worksheets created for stock option plan and share increase analyses
• Proxy Edge print-screen of actual vote election. In addition, DeAM will retain these Policies and Procedures and the Guidelines; will maintain records of client requests for proxy voting information; and will retain any documents the Proxy Vendor Oversight or the PVSC prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.
The PVSC also will create and maintain appropriate records documenting its compliance with these Policies and Procedures, including records of its deliberations and decisions regarding conflicts of interest and their resolution.
DeAM will maintain the above records in an easily accessible place for no less than six years from the end of the fiscal year during which the last entry was made on such record, the first three years in an appropriate DeAM office.
With respect to DeAM’s investment company clients, ISS will create and maintain records of each company’s proxy voting record for 12-month periods ended June 30. DeAM will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the company was entitled to vote:
• The name of the issuer of the portfolio security;
• The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);
• The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);
• The shareholder meeting date;
• A brief identification of the matter voted on;
• Whether the matter was proposed by the issuer or by a security holder; Whether the company cast its vote on the matter;
• How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
• Whether the company cast its vote for or against management.
VI. THE PVSC’S OVERSIGHT ROLE
In addition to adopting the Guidelines and making proxy voting decisions on matters referred to it as set forth above, the PVSC will monitor the proxy voting process by reviewing summary proxy information presented by ISS. The PVSC will use this review process to determine, among other things, whether any changes should be made to the Guidelines. This review will take place at least quarterly and will be documented in the PVSC’s minutes.
Attachment A – Proxy Voting Guidelines
Exhibit 1 – List of Other Advisers

Exhibit 1
List of Advisers Covered by these Policies and Procedures
Deutsche Asset Management Inc.
Deutsche Investment Management Americas Inc.
Investment Company Capital Corp.
Deutsche Asset Management International GMBH
DB Investment Managers, Inc.
Deutsche Investment Australia Limited
RREEF America
Deutsche Asset Management (Japan) Limited
Deutsche Asset Management (Asia) Limited
Deutsche Investment Trust Company Limited
DB Absolute Return Strategies Limited
Deutsche Bank Trust Company Americas
Deutsche Bank National Trust Company •
DWS Trust Company
RREEF Global Advisers Limited*
Deutsche Asset Management Hong Kong Limited*

•	Entity would act in accord with this Policy only on behalf of DeAM clients.

*	Registration in process as of February 28, 2006.

Attachment A
Deutsche Bank Americas
New York
Deutsche Asset Management
2006 U.S. Proxy Voting Guidelines
As Amended March 03, 2006

Effective Date:	May 5, 2003
Approver:	Theresa Gusman, as chairperson of the Proxy Voting Sub-Committee
Owner:	DeAM Compliance
Functional Applicability:	Asset Management
Geographic Applicability:	U.S.
Last Reviewed Date:	March 29, 2005
Last Revision Date:	March 03, 2006
Next Review Date:	February 2006
Version:	4

I. BOARD OF DIRECTORS AND EXECUTIVES	90
A. Election of Directors	90
B. Classified Boards of Directors	90
C. Board and Committee Independence	90
D. Liability and Indemnification of Directors	91
E. Qualifications of Directors	91
F. Removal of Directors and Filling of Vacancies	91
G. Proposals to Fix the Size of the Board
H. PROPOSALS TO RESTRICT CHIEF EXECUTIVE OFFICER’S SERVICE ON MULTIPLE BOARDS
II. CAPITAL STRUCTURE	92
A. Authorization of Additional Shares	92
B. Authorization of “Blank Check” Preferred Stock	92
C. Stock Splits/Reverse Stock Splits	93
D. Dual Class/Supervoting Stock	93
E. Large Block Issuance	93
F. Recapitalization into a Single Class of Stock	93
G. Share Repurchases	93
H. Reductions in Par Value	94
III. CORPORATE GOVERNANCE ISSUES	94
A. Confidential Voting	94
B. Cumulative Voting	94
C. Supermajority Voting Requirements	95
D. Shareholder Right to Vote	95
IV. COMPENSATION	95
A. Executive and Director Stock Option Plans	95
B. Employee Stock Option/Purchase Plans	96
C. Golden Parachutes	96
D. Proposals to Limit Benefits or Executive Compensation	97
E. Option Expensing	97
V. ANTI-TAKEOVER RELATED ISSUES	97
A. Shareholder Rights Plans (“Poison Pills”)	97
B. Reincorporation	97
C. Fair-Price Proposals	98
D. Exemption from state takeover laws	98
E. Non-financial Effects of Takeover Bids	98
VI. MERGERS & ACQUISITIONS	98

VII. SOCIAL & POLITICAL ISSUES	99
A. Labor & Human Rights	99
B. Environmental Issues	99
C. Diversity & Equality	99
D. Health & Safety	100
E. Government/Military	100
F. Tobacco	101

VIII. MISCELLANEOUS ITEMS	101
A. Ratification of Auditors	101
B. Limitation of non-audit services provided by independent auditor	101
C. Audit firm rotation	102
D. Transaction of Other Business	102
E. Motions to Adjourn the Meeting	102
F. Bundled Proposals	102
G. Change of Company Name	102
H. Proposals Related to the Annual Meeting	102
I. Investment Company Proxies	103
J. International Proxy Voting	103

These Guidelines may reflect a voting position that differs from the actual practices of the public company (ies) within the Deutsche Bank organization or of the investment companies for which DeAM or an affiliate serves as investment adviser or sponsor.
I. Board of Directors and Executives
A. Election of Directors
Routine: DeAM Policy is to vote “for” the uncontested election of directors. Votes for a director in an uncontested election will be withheld in cases where a director has shown an inability to perform his/her duties in the best interests of the shareholders.
Proxy contest: In a proxy contest involving election of directors, a case-by-case voting decision will be made based upon analysis of the issues involved and the merits of the incumbent and dissident slates of directors. DeAM will incorporate the decisions of a third party proxy research vendor, currently, Institutional Shareholder Services (“ISS”) subject to review by the Proxy Voting Sub-Committee (PVSC) as set forth in the Deutsche Asset Management (DeAM)’s Proxy Voting Policies and Procedures.
Rationale: The large majority of corporate directors fulfill their fiduciary obligation and in most cases support for management’s nominees is warranted. As the issues relevant to a contested election differ in each instance, those cases must be addressed as they arise.
B. Classified Boards of Directors
DeAM policy is to vote against proposals to classify the board and for proposals to repeal classified boards and elect directors annually.
Rationale: Directors should be held accountable on an annual basis. By entrenching the incumbent board, a classified board may be used as an anti-takeover device to the detriment of the shareholders in a hostile take-over situation.
C. Board and Committee Independence
DeAM policy is to vote:
1. “For” proposals that require that a certain percentage (majority up to 66 2/3%) of members of a board of directors be comprised of independent or unaffiliated directors.
2. “For” proposals that require all members of a company’s compensation, audit, nominating, or other similar committees be comprised of independent or unaffiliated directors.
3. “Against” shareholder proposals to require the addition of special interest, or constituency, representatives to boards of directors.
4. “For” separation of the Chairman and CEO positions.

5. “Against” proposals that require a company to appoint a Chairman who is an independent director.
Rationale: Board independence is a cornerstone of effective governance and accountability. A board that is sufficiently independent from management assures that shareholders’ interests are adequately represented. However, the Chairman of the board must have sufficient involvement in and experience with the operations of the company to perform the functions required of that position and lead the company.
D. Liability and Indemnification of Directors
DeAM policy is to vote “for” management proposals to limit directors’ liability and to broaden the indemnification of directors, unless broader indemnification or limitations on directors’ liability would affect shareholders’ interests in pending litigation.
Rationale: While shareholders want directors and officers to be responsible for their actions, it is not in the best interests of the shareholders for them to be to risk averse. If the risk of personal liability is too great, companies may not be able to find capable directors willing to serve. We support expanding liability only for actions taken in good faith and not for serious violations of fiduciary obligation or negligence.
E. Qualifications of Directors
DeAM policy is to follow management’s recommended vote on either management or shareholder proposals that set retirement ages for directors or require specific levels of stock ownership by directors.
Rationale: As a general rule, the board of directors, and not the shareholders, is most qualified to establish qualification policies.
F. Removal of Directors and Filling of Vacancies
DeAM policy is to vote “against” proposals that include provisions that directors may be removed only for cause or proposals that include provisions that only continuing directors may fill board vacancies.
Rationale: Differing state statutes permit removal of directors with or without cause. Removal of directors for cause usually requires proof of self-dealing, fraud or misappropriation of corporate assets, limiting shareholders’ ability to remove directors except under extreme circumstances. Removal without cause requires no such showing.
Allowing only incumbent directors to fill vacancies can serve as an anti-takeover device, precluding shareholders from filling the board until the next regular election.

G. Proposals to Fix the Size of the Board
DeAM policy is to vote:
1. “For” proposals to fix the size of the board unless: (a) no specific reason for the proposed change is given; or (b) the proposal is part of a package of takeover defenses.
2. “Against” proposals allowing management to fix the size of the board without shareholder approval.
Rationale: Absent danger of anti-takeover use, companies should be granted a reasonable amount of flexibility in fixing the size of its board.
H. Proposals to Restrict Chief Executive Officer’s Service on Multiple Boards
DeAM policy is to vote “For” proposals to restrict a Chief Executive Officer from serving on more than three outside boards of directors.
Rationale: Chief Executive Officer must have sufficient time to ensure that shareholders’ interests are represented adequately.
II. Capital Structure
A. Authorization of Additional Shares
DeAM policy is to vote “for” proposals to increase the authorization of existing classes of stock that do not exceed a 3:1 ratio of shares authorized to shares outstanding for a large cap company, and do not exceed a 4:1 ratio of shares authorized to shares outstanding for a small-midcap company (companies having a market capitalization under one billion U.S. dollars.).
Rationale: While companies need an adequate number of shares in order to carry on business, increases requested for general financial flexibility must be limited to protect shareholders from their potential use as an anti-takeover device. Requested increases for specifically designated, reasonable business purposes (stock split, merger, etc.) will be considered in light of those purposes and the number of shares required.
B. Authorization of “Blank Check” Preferred Stock
DeAM policy is to vote:
1. “Against” proposals to create blank check preferred stock or to increase the number of authorized shares of blank check preferred stock unless the company expressly states that the stock will not be used for anti-takeover purposes and will not be issued without shareholder approval.
2. “For” proposals mandating shareholder approval of blank check stock placement.

Rationale: Shareholders should be permitted to monitor the issuance of classes of preferred stock in which the board of directors is given unfettered discretion to set voting, dividend, conversion and other rights for the shares issued.
C. Stock Splits/Reverse Stock Splits
DeAM policy is to vote “for” stock splits if a legitimate business purpose is set forth and the split is in the shareholders’ best interests. A vote is cast “for” a reverse stock split only if the number of shares authorized is reduced in the same proportion as the reverse split or if the effective increase in authorized shares (relative to outstanding shares) complies with the proxy guidelines for common stock increases (see, Section II.A, above.)
Rationale: Generally, stock splits do not detrimentally affect shareholders. Reverse stock splits, however, may have the same result as an increase in authorized shares and should be analyzed accordingly.
D. Dual Class/Supervoting Stock
DeAM policy is to vote “against” proposals to create or authorize additional shares of super-voting stock or stock with unequal voting rights.
Rationale: The “one share, one vote” principal ensures that no shareholder maintains a voting interest exceeding their equity interest in the company.
E. Large Block Issuance
DeAM policy is to address large block issuances of stock on a case-by-case basis, incorporating the recommendation of an independent third party proxy research firm (currently ISS) subject to review by the PVSC as set forth in DeAM’s Proxy Policies and Procedures.
Additionally, DeAM supports proposals requiring shareholder approval of large block issuances.
Rationale: Stock issuances must be reviewed in light of the business circumstances leading to the request and the potential impact on shareholder value.
F. Recapitalization into a Single Class of Stock
DeAM policy is to vote “for” recapitalization plans to provide for a single class of common stock, provided the terms are fair, with no class of stock being unduly disadvantaged.
Rationale: Consolidation of multiple classes of stock is a business decision that may be left to the board and/management if there is no adverse effect on shareholders.
G. Share Repurchases
DeAM policy is to vote “for” share repurchase plans provided all shareholders are able to participate on equal terms.

Rationale: Buybacks are generally considered beneficial to shareholders because they tend to increase returns to the remaining shareholders.
H. Reductions in Par Value
DeAM policy is to vote “for” proposals to reduce par value, provided a legitimate business purpose is stated (e.g., the reduction of corporate tax responsibility.)
Rationale: Usually, adjustments to par value are a routine financial decision with no substantial impact on shareholders.
III. Corporate Governance Issues
A. Confidential Voting
DeAM policy is to vote “for” proposals to provide for confidential voting and independent tabulation of voting results and to vote “against” proposals to repeal such provisions.
Rationale: Confidential voting protects the privacy rights of all shareholders. This is particularly important for employee-shareholders or shareholders with business or other affiliations with the company, who may be vulnerable to coercion or retaliation when opposing management. Confidential voting does not interfere with the ability of corporations to communicate with all shareholders, nor does it prohibit shareholders from making their views known directly to management.
B. Cumulative Voting
DeAM policy is to vote “for” shareholder proposals requesting cumulative voting and “against” management proposals to eliminate it. However, the protections afforded shareholders by cumulative voting are not necessary when a company has a history of good performance and does not have a concentrated ownership interest. Accordingly, a vote is cast “for” cumulative voting and “against” proposals to eliminate it unless:
a) The company has a five year return on investment greater than the relevant industry index,
b) All directors and executive officers as a group beneficially own less than 10% of the outstanding stock, and
c) No shareholder (or voting block) beneficially owns 15% or more of the company.
Thus, failure of any one of the three criteria results in a vote for cumulative voting in accordance with the general policy.
Rationale: Cumulative voting is a tool that should be used to ensure that holders of a significant number of shares may have board representation; however, the presence of other safeguards may make their use unnecessary.

C. Supermajority Voting Requirements
DeAM policy is to vote “against” management proposals to require a supermajority vote to amend the charter or bylaws and to vote “for” shareholder proposals to modify or rescind existing supermajority requirements.
*Exception made when company holds a controlling position and seeks to lower threshold to maintain control and/or make changes to corporate by-laws.
Rationale: Supermajority voting provisions violate the democratic principle that a simple majority should carry the vote. Setting supermajority requirements may make it difficult or impossible for shareholders to remove egregious by-law or charter provisions. Occasionally, a company with a significant insider held position might attempt to lower a supermajority threshold to make it easier for management to approve provisions that may be detrimental to shareholders. In that case, it may not be in the shareholders interests to lower the supermajority provision.
D. Shareholder Right to Vote
DeAM policy is to vote “against” proposals that restrict the right of shareholders to call special meetings, amend the bylaws, or act by written consent. Policy is to vote “for” proposals that remove such restrictions.
Rationale: Any reasonable means whereby shareholders can make their views known to management or affect the governance process should be supported.
IV. Compensation
Annual Incentive Plans or Bonus Plans are often submitted to shareholders for approval. These plans typically award cash to executives based on company performance. Deutsche Bank believes that the responsibility for executive compensation decisions rest with the board of directors and/or the compensation committee, and its policy is not to second-guess the board’s award of cash compensation amounts to executives unless a particular award or series of awards is deemed excessive. If stock options are awarded as part of these bonus or incentive plans, the provisions must meet Deutsche Bank’s criteria regarding stock option plans, or similar stock-based incentive compensation schemes, as set forth below.
A. Executive and Director Stock Option Plans
DeAM policy is to vote “for” stock option plans that meet the following criteria:
(1) The resulting dilution of existing shares is less than (a) 15 percent of outstanding shares for large capital corporations or (b) 20 percent of outstanding shares for small-mid capital companies (companies having a market capitalization under one billion U.S. dollars.)
(2) The transfer of equity resulting from granting options at less than FMV is no greater than 3% of the over-all market capitalization of large capital corporations, or 5% of market cap for small-mid capital companies.

(3) The plan does not contain express repricing provisions and, in the absence of an express statement that options will not be repriced; the company does not have a history of repricing options.
(4) The plan does not grant options on super-voting stock.
DeAM will support performance-based option proposals as long as a) they do not mandate that all options granted by the company must be performance based, and b) only certain high-level executives are subject to receive the performance based options.
DeAM will support proposals to eliminate the payment of outside director pensions.
Rationale: Determining the cost to the company and to shareholders of stock-based incentive plans raises significant issues not encountered with cash-based compensation plans. These include the potential dilution of existing shareholders’ voting power, the transfer of equity out of the company resulting from the grant and execution of options at less than FMV and the authority to reprice or replace underwater options. Our stock option plan analysis model seeks to allow reasonable levels of flexibility for a company yet still protect shareholders from the negative impact of excessive stock compensation. Acknowledging that small mid-capital corporations often rely more heavily on stock option plans as their main source of executive compensation and may not be able to compete with their large capital competitors with cash compensation, we provide slightly more flexibility for those companies.
B. Employee Stock Option/Purchase Plans
DeAM policy is to vote for employee stock purchase plans (ESPP’s) when the plan complies with Internal Revenue Code 423, allowing non-management employees to purchase stock at 85% of FMV.
DeAM policy is to vote “for” employee stock option plans (ESOPs) provided they meet the standards for stock option plans in general. However, when computing dilution and transfer of equity, ESOPs are considered independently from executive and director option plans.
Rationale: ESOPs and ESPP’s encourage rank-and-file employees to acquire an ownership stake in the companies they work for and have been shown to promote employee loyalty and improve productivity.
C. Golden Parachutes
DeAM policy is to vote “for” proposals to require shareholder approval of golden parachutes and for proposals that would limit golden parachutes to no more than three times base compensation. Policy is to vote “against” more restrictive shareholder proposals to limit golden parachutes.

Rationale: In setting a reasonable limitation, DeAM considers that an effective parachute should be less attractive than continued employment and that the IRS has opined that amounts greater than three times annual salary, are excessive.
D. Proposals to Limit Benefits or Executive Compensation
DeAM policy is to vote “against”
1. Proposals to limit benefits, pensions or compensation and
2. Proposals that request or require disclosure of executive compensation greater than the disclosure required by Securities and Exchange Commission (SEC) regulations.
Rationale: Levels of compensation and benefits are generally considered to be day-to-day operations of the company, and are best left unrestricted by arbitrary limitations proposed by shareholders.
E. Option Expensing
DeAM policy is to support proposals requesting companies to expense stock options.
Rationale: Although companies can choose to expense options voluntarily, the Financial Accounting Standards Board (FASB) does not yet require it, instead allowing companies to disclose the theoretical value of options as a footnote. Because the expensing of stock options lowers earnings, most companies elect not to do so. Given the fact that options have become an integral component of compensation and their exercise results in a transfer of shareholder value, DeAM agrees that their value should not be ignored and treated as “no cost” compensation. The expensing of stock options would promote more modest and appropriate use of stock options in executive compensation plans and present a more accurate picture of company operational earnings.
V. Anti-Takeover Related Issues
A. Shareholder Rights Plans (“Poison Pills”)
DeAM policy is to vote “for” proposals to require shareholder ratification of poison pills or that request boards to redeem poison pills, and to vote “against” the adoption of poison pills if they are submitted for shareholder ratification.
Rationale: Poison pills are the most prevalent form of corporate takeover defenses and can be (and usually are) adopted without shareholder review or consent. The potential cost of poison pills to shareholders during an attempted takeover outweighs the benefits.
B. Reincorporation
DeAM policy is to examine reincorporation proposals on a case-by-case basis. The voting decision is based on: (1) differences in state law between the existing state of incorporation and the proposed state of incorporation; and (2) differences between the existing and the proposed charter/bylaws/articles of incorporation and their effect on shareholder rights. If changes resulting from the proposed reincorporation violate the corporate governance principles set forth in these guidelines, the reincorporation will be deemed contrary to shareholder’s interests and a vote cast “against.”
Rationale: Reincorporations can be properly analyzed only by looking at the advantages and disadvantages to their shareholders. Care must be taken that anti-takeover protection is not the sole or primary result of a proposed change.
C. Fair-Price Proposals
DeAM policy is to vote “for” management fair-price proposals, provided that: (1) the proposal applies only to two-tier offers; (2) the proposal sets an objective fair-price test based on the highest price that the acquirer has paid for a company’s shares; (3) the supermajority requirement for bids that fail the fair-price test is no higher than two-thirds of the outstanding shares; (4) the proposal contains no other anti-takeover provisions or provisions that restrict shareholders rights.
A vote is cast for shareholder proposals that would modify or repeal existing fair-price requirements that do not meet these standards.
Rationale: While fair price provisions may be used as anti-takeover devices, if adequate provisions are included, they provide some protection to shareholders who have some say in their application and the ability to reject those protections if desired.
D. Exemption from state takeover laws
DeAM policy is to vote “for” shareholder proposals to opt out of state takeover laws and to vote “against” management proposals requesting to opt out of state takeover laws.
Rationale: Control share statutes, enacted at the state level, may harm long-term share value by entrenching management. They also unfairly deny certain shares their inherent voting rights.
E. Non-financial Effects of Takeover Bids
Policy is to vote “against” shareholder proposals to require consideration of non-financial effects of merger or acquisition proposals.
Rationale: Non-financial effects may often be subjective and are secondary to DeAM’s stated purpose of acting in its client’s best economic interest.
VI. Mergers & Acquisitions
Evaluation of mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) are performed on a case-by-case basis incorporating information from an independent proxy research source (currently ISS.) Additional resources including portfolio management and research analysts may be considered as set forth in DeAM’s Policies and Procedures.
VII. Social & Political Issues
With increasing frequency, shareholder proposals are submitted relating to social and political responsibility issues. Almost universally, the company management will recommend a vote “against” these proposals. These types of proposals cover an extremely wide range of issues. Many of the issues tend to be controversial and are subject to more than one reasonable, yet opposing, theory of support. More so than with other types of proxy proposals, social and political responsibility issues may not have a connection to the economic and corporate governance principles affecting shareholders’ interests. DeAM’s policy regarding social and political responsibility issues, as with any other issue, is designed to protect our client shareholders’ economic interests.
Occasionally, a distinction is made between a shareholder proposal requesting direct action on behalf of the board and a request for a report on (or disclosure of) some information. In order to avoid unduly burdening any company with reporting requirements, DeAM’s policy is to vote against shareholder proposals that demand additional disclosure or reporting than is required by the Securities and Exchange Commission unless it appears there is a legitimate issue and the company has not adequately addressed shareholders’ concerns.
A. Labor & Human Rights
DeAM policy is to vote “against” adopting global codes of conduct or workplace standards exceeding those mandated by law.
Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies
B. Environmental Issues
DeAM policy is to vote “against” the adoption of the CERES Principles or other similar environmental mandates (e.g., those relating to Greenhouse gas emissions or the use of nuclear power).
Rationale: Environmental issues are extensively regulated by outside agencies and compliance with additional requirements often involves significant cost to companies.
C. Diversity & Equality
1. DeAM policy is to vote “against” shareholder proposals to force equal employment opportunity, affirmative action or board diversity.

Rationale: Compliance with State and Federal legislation along with information made available through filings with the EEOC provides sufficient assurance that companies act responsibly and make information public.
2. DeAM policy is also to vote “against” proposals to adopt the Mac Bride Principles. The Mac Bride Principles promote fair employment, specifically regarding religious discrimination.
Rationale: Compliance with the Fair Employment Act of 1989 makes adoption of the Mac Bride Principles redundant. Their adoption could potentially lead to charges of reverse discrimination.
D. Health & Safety
1. DeAM policy is to vote “against” adopting a pharmaceutical price restraint policy or reporting pricing policy changes.
Rationale: Pricing is an integral part of business for pharmaceutical companies and should not be dictated by shareholders (particularly pursuant to an arbitrary formula.) Disclosing pricing policies may also jeopardize a company’s competitive position in the marketplace.
2. DeAM policy is to vote “against” shareholder proposals to control the use or labeling of and reporting on genetically engineered products.
Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies.
E. Government/Military
1. DeAM policy is to vote against shareholder proposals regarding the production or sale of military arms or nuclear or space-based weapons, including proposals seeking to dictate a company’s interaction with a particular foreign country or agency.
Rationale: Generally, management is in a better position to determine what products or industries a company can and should participate in. Regulation of the production or distribution of military supplies is, or should be, a matter of government policy.
2. DeAM policy is to vote “against” shareholder proposals regarding political contributions and donations.
Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.

3. DeAM policy is to vote “against” shareholder proposals regarding charitable contributions and donations.
Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.
F. Tobacco
1. DeAM policy is to vote “against” shareholder proposals requesting additional standards or reporting requirements for tobacco companies as well as “against” requesting companies to report on the intentional manipulation of nicotine content.
Rationale: Where a tobacco company’s actions meet the requirements of legal and industry standards, imposing additional burdens may detrimentally affect a company’s ability to compete. The disclosure of nicotine content information could affect the company’s rights in any pending or future litigation.
4. Shareholder requests to spin-off or restructure tobacco businesses will be opposed.
Rationale: These decisions are more appropriately left to the Board and management, and not to shareholder mandate.
VIII. Miscellaneous Items
A. Ratification of Auditors
DeAM policy is to vote “for” a) the management recommended selection of auditors and b) proposals to require shareholder approval of auditors.
Rationale: Absent evidence that auditors have not performed their duties adequately, support for management’s nomination is warranted.
B. Limitation of non-audit services provided by independent auditor
DeAM policy is to support proposals limiting non-audit fees to 50% of the aggregate annual fees earned by the firm retained as a company’s independent auditor.
Rationale: In the wake of financial reporting problems and alleged audit failures at a number of companies, DeAM supports the general principle that companies should retain separate firms for audit and consulting services to avoid potential conflicts of interest. However, given the protections afforded by the recently enacted Sarbanes-Oxley Act of 2002 (which requires Audit Committee pre-approval for non-audit services and prohibits auditors from providing specific types of services), and the fact that some non-audit services are legitimate audit-

related services, complete separation of audit and consulting fees may not be warranted. A reasonable limitation is appropriate to help ensure auditor independence and it is reasonable to expect that audit fees exceed non-audit fees.
C. Audit firm rotation
DeAM policy is to support proposals seeking audit firm rotation unless the rotation period sought is less than five years.
Rationale: While the Sarbanes-Oxley Act mandates that the lead audit partner be switched every five years, DeAM believes that rotation of the actual audit firm would provide an even stronger system of checks and balances on the audit function.
D. Transaction of Other Business
DeAM policy is to vote against “transaction of other business” proposals.
Rationale: This is a routine item to allow shareholders to raise other issues and discuss them at the meeting. As the nature of these issues may not be disclosed prior to the meeting, we recommend a vote against these proposals. This protects shareholders voting by proxy (and not physically present at a meeting) from having action taken at the meeting that they did not receive proper notification of or sufficient opportunity to consider.
E. Motions to Adjourn the Meeting
DeAM Policy is to vote against proposals to adjourn the meeting.
Rationale: Management may seek authority to adjourn the meeting if a favorable outcome is not secured. Shareholders should already have had enough information to make a decision. Once votes have been cast, there is no justification for management to continue spending time and money to press shareholders for support.
F. Bundled Proposals
DeAM policy is to vote against bundled proposals if any bundled issue would require a vote against it if proposed individually.
Rationale: Shareholders should not be forced to “take the good with the bad” in cases where the proposals could reasonably have been submitted separately.
G. Change of Company Name
DeAM policy is to support management on proposals to change the company name.
Rationale: This is generally considered a business decision for a company.
H. Proposals Related to the Annual Meeting

DeAM Policy is to vote in favor of management for proposals related to the conduct of the annual meeting (meeting time, place, etc.)
Rationale: These are considered routine administrative proposals.
I. Investment Company Proxies
Proxies solicited by investment companies are voted in accordance with the recommendations of an independent third party, currently ISS. However, regarding investment companies for which DeAM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders. Proxies solicited by master funds from feeder funds will be voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.
Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. For example, DeAM could vote “for” staggered boards of closed-end investment companies, although DeAM generally votes “against” staggered boards for operating companies. Further, the manner in which DeAM votes investment company proxies may differ from proposals for which a DeAM-advised investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are voted in accordance with the pre-determined guidelines of an independent third-party.
J. International Proxy Voting
The above guidelines pertain to issuers organized in the United States or Canada. Proxies solicited by other issuers are voted in accordance with the recommendations of an independent third party, currently ISS.

DIMENSIONAL FUND ADVISORS LP PROXY VOTING POLICY SUMMARY
     Dimensional Fund Advisors LP (“Dimensional”) has adopted Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”), which Dimensional will apply to Funds sub-advised by Dimensional.
     The Investment Committee of Dimensional Fund Advisors LP (“Dimensional”) is generally responsible for overseeing Dimensional’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of Dimensional and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, and (iii) verify the on-going compliance with the Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of Dimensional to vote proxies on behalf of the Funds.
     Dimensional votes (or refrains from voting) proxies in a manner consistent with the best interests of the Funds as understood by Dimensional at the time of the vote. Generally, Dimensional analyzes proxy statements on behalf of the Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that Dimensional receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for Dimensional to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for Dimensional during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Funds, and the interests of Dimensional or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, Dimensional, prior to voting, will fully disclose the conflict to the Board of Directors of the Funds, or an authorized committee or designee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee or designee.
     Dimensional will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, Dimensional reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, Dimensional believes that the best interests of the Funds would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, Dimensional will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that Dimensional believes would be in the best interests of the Funds.
     Examples of some of the Voting Guidelines are described below. Under the Voting Guidelines proxies will usually be voted for: (i) the ratification of independent auditors (ii) the elimination of anti-takeover measures; and (iii) re-incorporation when the economic factors outweigh any negative governance changes. Pursuant to the Voting Guidelines proxies will usually be voted against: (i) the institution of anti-takeover measures (such as the institution of classified boards of directors and the creation of super majority provisions) and (ii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights. The Voting Guidelines also provide that certain proposals will be considered on a case-by-case basis, including: (i) mergers and acquisitions, which will be assessed to determine whether the transaction enhances shareholder value; (ii) proposals with respect to management compensation plans; (iii) proposals increasing the authorized common stock of a company and (iv) proposals with respect to the composition of a company’s Board of Directors. Dimensional may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by a Fund.
     Dimensional votes (or refrains from voting) proxies in a manner that Dimensional determines is in the best interests of a Fund and which seeks to maximize the value of that fund’s investments. In some cases, Dimensional may determine that it is in the best interests of a Fund to refrain from exercising proxy voting rights. Dimensional may determine that voting is not in the best interest of a Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of Dimensional, exceed the expected benefits of voting. For securities on loan, Dimensional will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is Dimensional’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by Dimensional recalling loaned securities in order to ensure they are voted. Dimensional does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the investment of the Funds and that it is in that fund’s best interests to do so. In cases where Dimensional does not receive a solicitation or enough information within a sufficient time (as reasonably determined by Dimensional) prior to the proxy-voting deadline, Dimensional may be unable to vote.
     With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local restrictions, customs, and other requirements or restrictions. Dimensional does not vote proxies of non-U.S. companies if Dimensional determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Fund associated with voting. Dimensional determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of a country. Dimensional periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect Dimensional’s decision of whether or not to vote.
     Dimensional has retained Institutional Shareholder Services (“ISS”), an independent third party service provider, to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Funds; and provides reports concerning the proxies voted. Although Dimensional may consider the recommendations of ISS on proxy issues, Dimensional remains ultimately responsible for all proxy voting decisions.

FIDELITY FUNDS’ CODE OF ETHICS FOR PRESIDENT, TREASURER AND PRINCIPAL ACCOUNTING OFFICER
I. Purposes of the Code/Covered Officers
This document constitutes the Code of Ethics (“the Code”) adopted by the Fidelity Funds (the “Funds”) pursuant to the provisions of Rule 30b2-1(a) under the Investment Company Act of 1940), which Rule implements Sections 406 of the Sarbanes-Oxley Act of 2002 with respect to registered investment companies. The Code applies to the Fidelity Funds’ President and Treasurer, and Chief Financial Officer (the “Covered Officers”). Fidelity’s Ethics Office, a part of Fidelity Enterprise Compliance within Risk Oversight, administers the Code.
The purposes of the Code are to deter wrongdoing and to promote, on the part of the Covered Officers:
• honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
• full, fair, accurate, timely and understandable disclosure in reports and documents that the Fidelity Funds submit to the Securities and Exchange Commission (“SEC”), and in other public communications by a Fidelity Fund;
• compliance with applicable laws and governmental rules and regulations;
• the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and
• accountability for adherence to the Code.
• Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.
II. Covered Officers Should Handle Ethically
Actual and Apparent Conflicts of Interest
Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his service to, the Fidelity Funds. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fidelity Funds.
Certain conflicts of interest arise out of the relationships between Covered Officers and the Fidelity Funds and already are subject to conflict of interest provisions in the Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with a Fidelity Fund because of their status as “affiliated persons” of the Fund. Separate compliance programs and procedures of the Fidelity Funds, Fidelity Management & Research Company (“FMR”) and the other Fidelity companies are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.
Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Fidelity Funds and FMR (or another Fidelity company) of which the Covered

Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fidelity Funds, FMR or another Fidelity company), be involved in establishing policies and implementing decisions that have different effects on the Fidelity Funds, FMR and other Fidelity companies. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fidelity Funds and FMR (or another Fidelity company), and is consistent with the performance by the Covered Officers of their duties as officers of the Fidelity Funds. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds’ Board of Trustees (“Board”) that the Covered Officers also may be officers or employees of one or more other Fidelity Funds covered by this Code. Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of a Fidelity Fund.
* * *
Each Covered Officer must:
• not use his or her personal influence or personal relationships improperly to influence investment decisions or financial reporting by any Fidelity Fund whereby the Covered Officer would benefit personally to the detriment of any Fidelity Fund;
• not cause a Fidelity Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fidelity Fund;
• not engage in any outside business activity, including serving as a director or trustee, that prevents the Covered Officer from devoting appropriate time and attention to the Covered Officer’s responsibilities with the Fidelity Funds;
• not have a consulting or employment relationship with any of the Fidelity Funds’ service providers that are not affiliated with Fidelity; and
• not retaliate against any employee or Covered Officer for reports of actual or potential misconduct, which are made in good faith. With respect to other fact patterns, if a Covered Officer is in doubt, other potential conflict of interest situations should be described immediately to the Fidelity Ethics Office for resolution. Similarly, any questions a Covered Officer has generally regarding the application or interpretation of the Code should be directed to the Fidelity Ethics Office immediately.
III. Disclosure and Compliance
• Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Fidelity Funds.
• Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about any Fidelity Fund to others, whether within or outside

Fidelity, including to the Board and auditors, and to governmental regulators and self-regulatory organizations;
• Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Fidelity Funds, FMR and the Fidelity service providers, and with the Board’s Compliance Committee, with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Fidelity Funds file with, or submit to, the SEC and in other public communications made by the Fidelity Funds; and
• It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.
IV. Reporting and Accountability
Each Covered Officer must:
• upon receipt of the Code, and annually thereafter, submit to the Fidelity Ethics Office an acknowledgement stating that he or she has received, read, and understands the Code; and
• notify the Fidelity Ethics Office promptly if he or she knows of any violation of the Code. Failure to do so is itself a violation of this Code.
The Fidelity Ethics Office shall take all action it considers appropriate to investigate any actual or potential violations reported to it. Upon completion of the investigation, if necessary, the matter will be reviewed with senior management or other appropriate parties, and a determination will be made as to whether any action should be taken as detailed below. The Covered Officer will be informed of any action determined to be appropriate. The Fidelity Ethics Office will inform the Ethics Oversight Committee of all Code violations and actions taken in response. Without implied limitation, appropriate remedial, disciplinary or preventive action may include a written warning, a letter of censure, suspension, dismissal or, in the event of criminal or other serious violations of law, notification of the SEC or other appropriate law enforcement authorities. Additionally, other legal remedies may be pursued.
The policies and procedures described in the Code do not create any obligations to any person or entity other than the Fidelity Funds. The Code is intended solely for the internal use by the Fidelity Funds and does not constitute a promise, contract or an admission by or on behalf of any Fidelity Fund as to any fact, circumstance, or legal conclusion. The Fidelity Funds, the Fidelity companies and the Fidelity Ethics Officer retain the discretion to decide whether the Code applies to a specific situation, and how it should be interpreted.
V. Oversight
Material violations of this Code will be reported promptly by FMR to the Board’s Compliance Committee. In addition, at least once each year, FMR will provide a written report to the Board, which describes any issues arising under the Code since the last report to the Board, including, but not limited to, information about material violations of the Code and action taken in response to the material violations.
VI. Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the Fidelity Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Other Fidelity policies or procedures that cover the behavior or activities of Covered Officers are separate requirements applying to the Covered Officers (and others), and are not part of this Code.
VII. Amendments
Any material amendments or changes to this Code must be approved or ratified by a majority vote of the Board, including a majority of the Trustees who are not interested persons of the Fidelity Funds.
VIII. Records and Confidentiality
Records of any violation of the Code and of the actions taken as a result of such violations will be kept by the Fidelity Ethics Office. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Fidelity Ethics Office, the Ethics Oversight Committee, the Board, appropriate personnel at the relevant Fidelity company or companies and the legal counsel of any or all of the foregoing.

Grantham, Mayo, Van Otterloo & Co. LLC
GMO AUSTRALASIA LLC
(TOGETHER “GMO”)
        PROXY VOTING POLICIES AND PROCEDURES
Effective June 15, 2007
I. Introduction and General Principles
GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.
This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO’s proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client’s own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.
GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.
II. Proxy Voting Guidelines
GMO has engaged Institutional Shareholder Services, Inc. (“ISS”) as its proxy voting agent to:
(1)	research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

(2)	ensure that proxies are voted and submitted in a timely manner;

(3)	handle other administrative functions of proxy voting;

(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5)	maintain records of votes cast; and

(6)	provide recommendations with respect to proxy voting matters in general.

Proxies generally will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time, subject to such modifications as may be determined by GMO (as described below). Copies of concise summaries of the current domestic and global ISS proxy voting guidelines are attached to these Proxy Voting Policies and Procedures as Exhibit A. To the extent GMO determines to adopt proxy voting guidelines that differ from the ISS proxy voting recommendations, such guidelines will be set forth on Exhibit B and proxies with respect to such matters will be voted in accordance with the guidelines set forth on Exhibit B. GMO reserves the right to modify any of the recommendations set forth in the ISS Proxy Voting Manual in the future. If any such changes are made, an amended Exhibit B to these Proxy Voting Policies and Procedures will be made available for clients.
Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.
III. Proxy Voting Procedures
GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:
1.	Implementing and updating the applicable domestic and global ISS proxy voting guidelines set forth in the ISS Proxy Voting Manual, as modified from time to time by Exhibit B hereto;

2.	Overseeing the proxy voting process; and

3.	Providing periodic reports to GMO’s Compliance Department and clients as requested.
There may be circumstances under which a portfolio manager or other GMO investment professional (“GMO Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section II. In such an event, the GMO Investment Professional will inform GMO’s Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the proxy voting guidelines described in Section II. GMO’s Corporate Actions Group will report to GMO’s Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.
IV. Conflicts of Interest
As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or (b) seek instructions from its clients.
In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:
1.	GMO has a business relationship or potential relationship with the issuer;

2.	GMO has a business relationship with the proponent of the proxy proposal; or

3.	GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.
In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the specific recommendation of ISS; (ii) abstain; or (iii) request that the client votes such proxy. All such instances shall be reported to GMO’s Compliance Department at least quarterly.
V. Recordkeeping
GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:
(1)	a copy of these policies and procedures which shall be made available to clients, upon request;

(2)	a record of each vote cast (which ISS maintains on GMO’s behalf); and

(3)	each written client request for proxy records and GMO’s written response to any client request for such records.
Such proxy voting records shall be maintained for a period of five years.
VI. Reporting
GMO’s Compliance Department will provide GMO’s Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the proxy voting guidelines described in Section II, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.
VII. Disclosure
     Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client’s proxy.

Exhibit A
Concise Summary of ISS 2007 Proxy Voting Guidelines
Effective for Meetings Feb. 1, 2007
Updated Dec. 15, 2006
1. Auditors
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

•	Fees for non-audit services (“Other” fees) are excessive.
2. Board of Directors
Voting on Director Nominees in Uncontested Elections
Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:
•	Composition of the board and key board committees;

•	Attendance at board and committee meetings;

•	Corporate governance provisions and takeover activity;

•	Disclosures under Section 404 of Sarbanes-Oxley Act;

•	Long-term company performance relative to a market and peer index;

•	Extent of the director’s investment in the company;

•	Existence of related party transactions;

•	Whether the chairman is also serving as CEO;

•	Whether a retired CEO sits on the board;

•	Number of outside boards at which a director serves;

•	Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.
WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
WITHHOLD from the entire board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
•	The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

•	The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption, or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

•	The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section “Performance Test for Directors”.
WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:
•	The non — audit fees paid to the auditor are excessive (see discussion under Auditor Ratification);

•	A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms;

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
WITHHOLD from the members of the Compensation Committee if:
•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

•	The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.
Classification/Declassification of the Board
Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards, and to elect all directors annually.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring an independent director fill the position of chair, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

•	Has a designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:
-	Presiding at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

-	Serving as liaison between the chairman and the independent directors,

-	Approving information sent to the board,

-	Approving meeting agendas for the board,

-	Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

-	Having the authority to call meetings of the independent directors,

-	If requested by major shareholders, ensuring that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All-independent key committees;

•	Established governance guidelines;

•	The company does not under-perform its peers*.

*	Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company, and identified on the executive compensation page of proxy analyses. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year performance, industry peers, and index).
Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

3.	Proxy Contests
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
4.	Takeover Defenses
Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

•	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.
5.	Mergers and Corporate Restructurings
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
6.	State of Incorporation
Reincorporation Proposals
Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.
7.	Capital Structure
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.
In addition, for capital requests that are less than or equal to 300 percent of the current authorized shares and marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent) vote on a CASE-BY-CASE basis, In this situation, vote FOR the increase based on the company’s performance, and whether the company’s ongoing use of shares has shown prudence.
Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock). Vote FOR proposals to create “de-clawed” blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.
8.	Executive and Director Compensation
Poor Pay Practices
WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices, such as:
•	Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);

•	Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);

•	Huge bonus payouts without justifiable performance linkage or proper disclosure;

•	Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

•	Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

•	New CEO awarded an overly generous new hire package (e.g., including excessive “make whole” provisions or any of the poor pay practices listed in this policy);

•	Excessive severance provisions (e.g., including excessive change in control payments);

•	Change in control payouts without loss of job or substantial diminution of job duties;

•	Internal pay disparity;

•	Options backdating (covered in a separate policy); and
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	There is a disconnect between CEO pay and the company’s performance;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or

•	The plan is a vehicle for poor pay practices.
Director Compensation
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.
On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:
•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:
—	A minimum vesting of three years for stock options or restricted stock; or

—	Deferred stock payable at the end of a three-year deferral period.
•	Mix between cash and equity:
—	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

—	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
•	No retirement/benefits and perquisites provided to non-employee directors; and

•	Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.
Employee Stock Purchase Plans—Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85% of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5% or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25% of employee’s contribution, which is effectively a discount of 20% from market value;

•	No discount on the stock price on the date of purchase, since there is a company matching contribution.
Options Backdating
In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:
•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Length of time of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recouping option gains on backdated grants;

•	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.
Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:
•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation) during the five years prior to the year in which the change of control occurs;

•	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.
9.	Corporate Responsibility
Animal Rights
Generally vote AGAINST proposals to phase out the use of animals in product testing unless:
•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

•	The company has been the subject of recent, significant controversy related to its testing programs.
Drug Pricing and Re-importation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products, unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:
•	The existing level of disclosure on pricing policies;

•	Deviation from established industry pricing norms;

•	The company’s existing initiatives to provide its products to needy consumers;

•	Whether the proposal focuses on specific products or geographic regions.
Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.
Genetically Modified Foods
Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products, or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.
Tobacco
Most tobacco-related proposals (such as on second-hand smoke, advertising to youth, and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals
Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe, unless such actions are required by law in specific markets.
Arctic National Wildlife Refuge
Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:
•	New legislation is adopted allowing development and drilling in the ANWR region;

•	The company intends to pursue operations in the ANWR; and

•	The company has not disclosed an environmental risk report for its ANWR operations.
Concentrated Area Feeding Operations (CAFOs)
Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs, unless:
•	The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

•	The company does not directly source from CAFOs.
Global Warming and Kyoto Protocol Compliance
Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.
Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:
•	The company does not maintain operations in Kyoto signatory markets;

•	The company already evaluates and substantially discloses such information; or,

•	Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions considering: recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.
Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.
Outsourcing/Off-shoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report to shareholders; the existence of a publicly available code of corporate conduct that applies to international operations.
Country-specific Human Rights Reports
Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.
10.	Mutual Fund Proxies
Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:
•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.
Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred
Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

ISS 2007 International Proxy Voting Guidelines
Summary
Effective for Meetings Feb. 1, 2007
Updated Dec. 15, 2006
Operational Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
Board of Directors
Director Elections
Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.
Please see the International Classification of Directors on the following page.

2007 International Classification of Directors
Executive Director
•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•	Currently provides (or a relative[1] provides) professional services[4] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test2);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of current employee of the company or its affiliates;

•	Relative[1] of former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the general meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (five-year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:
—	9 years (from the date of election) in the United Kingdom and Ireland;

—	12 years in European markets.
Independent NED
•	No material[3] connection, either direct or indirect, to the company other than a board seat.

Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:
1  “Relative” follows the SEC’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
2   If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)
3   For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.
4   Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Discharge of Board and Management
Vote FOR discharge of the board and management, unless:
•	There are serious questions about actions of the board or management for the year in question; or

•	Legal action is being taken against the board by other shareholders.
Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
Capital Structure
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Vote FOR share repurchase plans, unless:
•	Clear evidence of past abuse of the authority is available; or

•	The plan contains no safeguards against selective buybacks.
Reissuance of Shares Repurchased
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
Other
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Exhibit B
Modifications to recommendations set forth in the ISS Proxy Voting Manual
Shareholder Ability to Act by Written Consent
Vote FOR proposals to restrict or prohibit shareholder activity to take action by written consent.
Vote AGAINST proposals to allow or make easier shareholder action by written consent.
Cumulative Voting
Vote FOR proposals to eliminate cumulative voting.
Vote AGAINST proposals to restore or provide for cumulative voting.

EXHIBIT A
Independence Investments LLC
Proxy Voting Policy and Procedures
At Independence we recognize that many decisions regarding proxy voting may affect the value of a client’s account, and, therefore, should be resolved based on in-depth analysis and careful consideration. The following proxy voting policy sets forth both our principles and our process for voting proxies on securities held in client accounts where Independence has discretion to vote the proxies.
General Principles
In order to set a framework within which proxy questions should be considered and voted, the following general principles should be applied:
1)	As a fiduciary under ERISA or otherwise, the discretion to vote proxies for a client’s account should be exercised keeping in mind a fiduciary’s duty to use its best efforts to preserve or enhance the value of the client’s account. We should vote on proxy questions with the goal of fostering the interests of the client (or the participants and beneficiaries in the case of an ERISA account).

2)	Proxy questions should be considered within the individual circumstances of the issuer. It is possible that individual circumstances might mean that a given proxy question could be voted differently than what is generally done in other cases.

3)	If a proxy question clearly has the capability of affecting the economic value of the issuer’s stock, the question should be voted in a way that attempts to preserve, or give the opportunity for enhancement of, the stock’s economic value.

4)	In certain circumstances, even though a proposal might appear to be beneficial or detrimental in the short term, our analysis will conclude that over the long term greater value may be realized by voting in a different manner.

5)	It is our general policy that when we are given authority to vote proxies for a client’s account, we must be authorized to vote all proxies for the account in our discretion. We do not generally accept partial voting authority nor do we generally accept instructions from clients on how to vote on specific issues, except in the case of registered investment companies and, in limited instances, certain clients such as labor unions may direct us to vote proxies in accordance with a specific set of guidelines or recommendations appropriate to their circumstances, in which case we will not have voting discretion but will vote in accordance with the client’s direction. Other clients may wish to retain proxy voting authority and vote their own proxies if necessary in order to satisfy their individual social, environmental or other goals.

We maintain a set of proxy voting guidelines that describe in greater detail how we generally vote specific issues for our clients. While it is not an exhaustive list, it is intended to serve as the foundation on which we make most of our proxy voting decisions. The guidelines are available to clients upon request. We will from time to time review this proxy voting policy and our guidelines and may adopt changes from time to time. Clients may contact the Compliance Office by calling 617-228-8603 or via e-mail at compliance@independence.com for a copy of our current guidelines or to obtain a record of how we voted the proxies for their account.
Process
At Independence, the fundamental analysts are responsible for performing research on the companies in which we invest. The same analysts are generally responsible for decisions regarding proxy voting, as they are the most familiar with company-specific issues. Portfolio managers also provide input when appropriate.
We currently use Glass Lewis & Co. (“Glass Lewis”) to monitor and complete the proxy voting process for our equity portfolio holdings. Glass Lewis is responsible for ascertaining that proxies are received, voted and sent back on a timely basis, as well as maintaining all of the proxy voting records with respect to our clients’ holdings. Each day we send Glass Lewis our complete list of portfolio holdings. Glass Lewis notifies us of shareholder meetings and provides us with an electronic platform on which to vote the proxies. Glass Lewis also provides us with recommendations for voting, based on criteria that we have approved. Our analysts will consider Glass Lewis’s recommendations, but voting will be based upon our own analysis. Our analysts direct the manner in which proxies are to be voted, and Glass Lewis completes the voting process.

Limitations on Exercising Right to Vote
We may abstain from voting a client proxy if we conclude that the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant. We may also abstain from voting a client proxy for cost reasons (e.g., costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision takes into account the effect that the vote of our client, either by itself or together with other votes, is expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting.
Certain of our clients engage in securities lending programs under which shares of an issuer could be on loan while that issuer is conducting a proxy solicitation.  As part of the securities lending program, if the securities are on loan at the record date, the client lending the security cannot vote that proxy.  Because we generally are not aware of when a security may be on loan, we do not have an opportunity to recall the security prior to the record date.  Therefore, in most cases, those shares will not be voted and we may not be able fully to reconcile the securities held at record date with the securities actually voted.
Conflicts of Interest
We manage the assets of various public and private company clients, and invest in the equity securities of certain public companies on behalf of our clients.8 We recognize that the potential for conflicts of interest could arise in situations where we have

[8]	It is Independence’s general policy not to invest in private securities such as Rule 144A securities. If a portfolio were to hold a private security, however, and a proxy needed to be voted, we would vote in accordance with our established proxy voting policy including our process for voting securities where a conflict of interest was present.

discretion to vote client proxies and where we have material business relationships9 or material personal/family relationships10 with these issuers (or with a potential target or acquirer, in the case of proxy vote in connection with a takeover). To address these potential conflicts we have established a Proxy Voting Committee (“the Committee”). The Committee consists of the Chief Operating Officer, the Director of Research and the members of the Compliance Office. The Committee will use reasonable efforts to determine whether a potential conflict may exist, including maintaining a list of clients with whom we have a material business relationship, and requiring analysts to screen the proxies identified by Glass Lewis against such list and to bring such conflicts, and any other conflicts of which they are aware, to the attention of the Committee. However, a potential conflict shall be deemed to exist only if one or more of the members of the Committee, or the analyst responsible for voting the proxy, actually knows of the potential conflict. The Committee will work with the analyst assigned to the specific security to oversee the proxy voting process for securities where we believe we may have potential conflicts.

[9]	For purposes of this proxy voting policy, a “material business relationship” is considered to arise in the event a client has contributed more than 5% of Independence’s annual revenues for the most recent fiscal year or is reasonably expected to contribute this amount for the current fiscal year.

[10]	For purposes of this proxy voting policy, a “material personal/family relationship” is one that would be reasonably likely to influence how we vote proxies. To identify any such relationships, the Proxy Voting Committee will obtain information on a regular basis about (i) personal and/or family relationships between any Independence employee who is involved in the proxy voting process (e.g., analyst, portfolio manager, and/or members of the Proxy Voting Committee, as applicable) or senior executives, and directors or senior executives of issuers for which the adviser may vote proxies, and (ii) personal and/or immediate family investments of such employees in issuers which exceed 5% of the outstanding stock of the issuers.

The Committee will meet to decide how to vote the proxy of any security with respect to which we have identified a potential conflict. The Committee will consider the analyst’s recommendation, make a decision on how to vote the proxy and document the Committee’s rationale for its decision.
Independence is an indirect majority owned subsidiary of City National Corporation (“CNC”), a public company. It is our general policy not to acquire or hold CNC stock on behalf of our clients. However, in the event that a client were to hold CNC stock in a portfolio which we manage, and we were responsible for voting a CNC proxy on behalf of the client, the Committee would decide on how to vote the CNC proxy. The Committee would, in most cases, base its proxy voting decision according to the guidance provided by Glass Lewis. The Committee will document the rationale for its decision.
It is Independence’s policy not to accept any input from any other person or entity, including its affiliates when voting proxies for any security. In the event that an Independence employee was contacted by any affiliate, or any other person or entity, other than Glass Lewis or through standard materials available to all shareholders, with a recommendation on how to vote a specific proxy, the event would be reported to the Compliance Office and would be documented. The Committee would then decide how to vote the proxy in question and would document the rationale for its decision.

If there is controversy or uncertainty about how any particular proxy question should be voted, or if an analyst or a Committee member believes that he or she has been pressured to vote in a certain way, he or she will consult with the Committee or with a member of the Compliance Office, and a decision will be made whether to refer the proxy to the Committee for voting. Final decisions on proxy voting will ultimately be made with the goal of enhancing the value of our clients’ investments.
Adopted 10/06

JENNISON ASSOCIATES
PROXY VOTING POLICY AND PROCEDURES
Introduction
Jennison Associates LLC (the “Adviser”) has adopted the following “Proxy Voting Policy and Procedures” (“Policy”), in compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and other applicable fiduciary obligations. The Policy is designed to provide guidance to those Jennison employees (portfolio managers and analysts, hereinafter referred to as “Investment Professionals”) who are responsible for discharging the Adviser’s proxy voting obligation under the Rule, and to ensure that proxies are voted in the best interests of the Adviser’s clients11.
II. Statement of Policy
It is the policy of the Adviser that where proxy voting authority has been delegated to the Adviser by clients, that all proxies be voted in the best interest of the client without regard to the interests of the Adviser or other related parties. Secondary consideration may be given to the public and social value of each issue. For purposes of the Policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term — that is, the common interest that all clients share in seeing the value of a common investment increase over time. It is further the policy of the Adviser that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, is to be made available to clients.
In voting proxies for international holdings, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional costs. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies as the valuation impact far outweighs the benefit of voting.
III. Procedures
A. Account Set-up and Review

[11]	In the event the Adviser should manage affiliated client accounts, the Adviser, for purposes of this policy, makes no distinction between accounts of affiliated companies, e.g., the General Accounts of Prudential (as well as related insurance companies and entities), and other separately managed accounts, each of which will be treated consistently under the Policy.

Initially, the Adviser must determine whether the client seeks to retain the responsibility of voting proxies or seeks to delegate that responsibility to the Adviser. The responsibility to vote proxies will be specified in the client’s investment advisory contract with the Adviser. Where no designation is made, Jennison will vote proxies for such accounts(s) in accordance with this Policy. The client may choose to have the Adviser vote proxies in accordance with the Adviser’s standard guidelines. The Adviser, in its discretion, may also permit a client to modify the Adviser’s standard guidelines with respect to such client exclusively or may accept direction from a client with respect to the client’s proxies and vote in accordance with a client’s own guidelines (collectively, “Client Guidelines”). Alternatively, the Adviser may decline to accept authority to vote such client’s proxies. Designated Investment Professionals within each portfolio management area will be responsible for ensuring that each new client’s account for which the client has delegated proxy voting authority is established with the proper guidelines (when client is not adopting Jennison’s Guidelines) before investment discretionary activity commences.
Proxy Voting
1. Guidelines for Recurring Issues
The Adviser has adopted proxy voting guidelines (“Guidelines”) with respect to certain recurring issues. These Guidelines are reviewed on an annual basis by the Adviser’s Proxy Voting Committee and its relevant portfolio management staff, then revised when a determination has been made that a change is appropriate. These Guidelines are meant to convey the Adviser’s general approach to voting decisions on certain issues. Nevertheless, the Adviser’s Investment Professionals maintain responsibility for reviewing all proxies individually and making final decisions based on the merits of each case.
2. Use of Third Party Proxy Service
In an effort to discharge its responsibility, the Adviser has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, the Adviser has selected Institutional Shareholder Services (“ISS”) — a proxy research and voting service — to assist it in researching and voting proxies. ISS helps investors research the financial implications of proxy proposals and cast votes on behalf of the investor. The Adviser will utilize the research (for purposes of establishing guidelines) and analytical services, operational implementation and recordkeeping and reporting services provided by ISS. ISS will research each proxy and provide a recommendation (at the Adviser’s request only if one does not already exist) to the Adviser as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings to the Adviser’s duty to vote proxies in the best interest of its clients. For clients using proxy voting guidelines different from the Adviser’s Guidelines, the Adviser will instruct ISS to vote these proxies in accordance with such modified guidelines. ISS will cast votes in accordance with the Adviser’s Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if the Adviser has accepted direction from a Client, in accordance with the Client’s Guidelines.
3. Review of Recommendations
The Adviser’s Investment Professionals have the ultimate responsibility to accept or reject any proxy voting recommendation — as determined by either the Guidelines or Client’s Guidelines (“Recommendation”). Consequently, Investment Professionals shall review and evaluate the Recommendation for each proxy ballot before ISS casts the vote, taking into account the Policy, all guidelines applicable to the account(s), and the best interests of the client(s). The Investment Professionals shall override the Recommendation should he/she not believe that such Recommendation, based on all relevant facts and circumstances at the time the proxy ballot is voted, is in the best interest of the client(s). The Adviser will memorialize the basis for any decision to override a Recommendation or to abstain from voting, including the resolution of any conflicts, if any, as further discussed below. The Adviser may vote the same proxy proposal differently for different clients. Also, the Adviser may choose not to vote proxies under the following circumstances:
• If the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant;
• If the cost of voting the proxy outweighs the possible benefit (such as security lending, see 5. below); or
• If a jurisdiction imposes share blocking restrictions which prevent the Adviser from exercising its voting authority.
4. Addressing Material Conflicts of Interest
There may be instances where the interest of the adviser conflicts or may appear to conflict with the interest of its clients when voting proxies on behalf of those clients (“Material Conflict”). Investment Professionals have an affirmative duty to disclose any potential Material Conflicts known to them related to a proxy vote. Material Conflicts may exist in situations where the Adviser is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where the Adviser or an affiliated person of the Adviser also:
•	Manages the issuer’s or proponent’s pension plan;

•	Administers the issuer’s or proponent’s employee benefit plan;

•	Provides brokerage, underwriting, insurance or banking services to the issuer or proponent; or

•	Manages money for an employee group.
Additional Material Conflicts may exist if an executive of the Adviser or its control affiliates is a close relative of, or has a personal or business relationship with:
•	An executive of the issuer or proponent;

•	A director of the issuer or proponent;

•	A person who is a candidate to be a director of the issuer;

•	A participant in the proxy contest; or

•	A proponent of a proxy proposal.
Material Conflicts based on business relationships or dealings of affiliates of the Adviser will only be considered to the extent that the applicable portfolio management area of the Adviser has actual knowledge of such business relationships. Whether a relationship creates a Material Conflict will depend on the facts and circumstances at the time the proxy is voted. Even if these parties do not attempt to influence the Adviser with respect to voting, the value of the relationship to the Adviser may create the appearance of or an actual Material Conflict, such as when the issuer is a client of the Adviser.
The Adviser may adopt such processes it deems necessary to identify Material Conflicts. Prior to overriding a Recommendation, the Investment Professional (or other designated personnel) must complete the Proxy Voting Documentation Form, attached as Exhibit A, and submit it to Compliance for determination as to whether a potential Material Conflict of interest exists between the Adviser and the client on whose behalf the proxy is to be voted. If Compliance determines that there is no potential Material Conflict mandating a voting recommendation from the Adviser’s Proxy Voting Committee, the portfolio manager or analyst may vote or override the Recommendation and vote the proxy issue as he/she determines is in the best interest of clients. If Compliance determines that there exists or may exist a Material Conflict, it will refer the issue to the Adviser’s Proxy Voting Committee for consideration. The Adviser’s Proxy Voting Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual Material Conflict and make a determination as to how to vote the proxy — i.e., whether to permit or deny the vote or override of the Recommendation, or whether to take other action, such as delegating the proxy vote to an independent third party to either vote or provide a recommendation as to how to vote (such as ISS) or obtaining voting instructions from clients.
In considering the proxy vote and potential Material Conflict, the Adviser’s Proxy Voting Committee may review the following factors, including but not limited to:
•	Whether the issuer is a client of the Adviser.

• The percentage of outstanding securities of the issuer held on behalf of clients by the Adviser.
• The nature of the relationship of the issuer with the Adviser, its affiliates or its executive officers.
• Whether there has been any attempt to directly or indirectly influence the portfolio manager’s decision.
• Whether the direction (for or against) of the proposed vote would appear to benefit the Adviser or a related party.
• Whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.
In cases where a Material Conflict has been identified, the Proxy Voting Documentation Form will be completed by the Investment Professional responsible for casting the proxy vote, such as when the Adviser is voting a proxy on behalf of its clients where the issuer is also a client of the Adviser or an affiliated entity. The Adviser’s Proxy Voting Committee reviews all such proxy voting decisions. In addition, a committee comprised of both senior business executives and regulatory personnel of Jennison and its affiliated asset management unit, Prudential Investment Management, Inc, reviews these votes. This committee also has a role in identifying Material Conflicts that may affect Jennison due to ownership by a diversified financial organization, Prudential Financial, Inc.
The Adviser may not abstain from voting any such proxy for the purpose of avoiding conflict.
5. Lending
Jennison may pre-identify a particular issuer that may be subject to a security lending arrangement. In this situation, Jennison will work with either custodian banks or ISS to monitor upcoming meetings and call stock loans, if applicable, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan.
C. Proxy Voting Committee
The Adviser’s Proxy Voting Committee will consist of representatives from various functional areas within the Adviser. It will meet annually and as needed to address potential Material Conflicts as further described above.12 The Adviser’s Proxy Voting Committee will have the following responsibilities:
• Review potential Material Conflicts and decide (by majority vote) whether to approve the vote or override requests made by portfolio management.
• Annually review the Guidelines for voting on recurring matters and make revisions as it deems appropriate.
• Recommend and adopt changes to the Policy as needed.
• Annually review all overrides by portfolio management.
• Annually review ISS reports to determine voting consistency with guidelines and this Policy.
• Annually review the performance of ISS and determine whether the Adviser should continue to retain ISS’s services.
• Review the Adviser’s voting record (or applicable summaries of the voting record).
• Review sub-advisers’ voting records, if applicable, (or applicable summaries of the voting records).
• Oversee compliance with the regulatory disclosure requirements.
• Report annually, or more frequently upon request, to the investment company boards for mutual funds managed by Jennison on proxy voting matters, including:
-	Overrides of Recommendations

-	Proxy Voting Committee action on potential Material Conflicts — Any changes to the Policy or Guidelines

-	Comments on the proxy voting records for the funds

-	Compliance with disclosure requirements

-	Compliance reports as to reviews by Compliance of overrides
III. Compliance Monitoring
The Adviser’s Chief Compliance Officer shall be responsible for the administration of this Policy. Compliance will periodically sample data from business areas impacted by this Policy. The data will be reviewed to ensure compliance with the Policy. All information obtained during this review, including any analysis performed, shall be retained and signed by the person who conducted such review.
This Policy will be reviewed annually for adequacy and effectiveness.
A. Monitoring of Overrides

[12]	The Adviser’s Proxy Voting Committee will initially consist of Compliance, Legal and applicable investment professionals. The participation of three members of the Adviser’s Proxy Voting Committee in any meeting will constitute a quorum.

Compliance will periodically review ISS reports of overrides to confirm that proper override and conflict checking procedures were followed.
Supervisory Review
The designated supervisor for each Investment Professional will be responsible for ensuring that investment professionals with proxy voting responsibility are acting in accordance with this Policy. Supervisors must approve all requests for overrides and evidence such approval by signing the completed Proxy Vote Override Form.
Compliance Reporting to Fund Boards
Each quarter upon request, Compliance will report to each investment company board of directors or trustees for which the Adviser acts as sub-adviser all proxy votes involving the relevant mutual fund in which the Adviser has either resolved a Material Conflict or overridden a Recommendation involving a Material Conflict and participation of the Adviser’s Proxy Voting Committee. The Adviser shall provide copies of all Proxy Voting Documentation Forms to the management companies of mutual funds sub-advised by Jennison.
Annually, the Adviser’s Proxy Voting Committee upon request will provide the fund boards with a report of relevant proxy voting matters, such as any proposed changes to the Policy or Adviser’s Guidelines, comments on the voting record of the funds (e.g., votes against management), and any votes presenting Material Conflicts.
IV. Client Reporting
A. Disclosure to Advisory Clients
The Adviser will also provide a copy of this Policy and the Adviser’s Guidelines upon request from a client.
The Adviser will provide any client who makes a written or verbal request with a copy of a report disclosing how the Adviser voted securities held in that client’s portfolio. Reports will be available for any twelve month period of the following year. The report will be produced by ISS and will generally contain the following information:
•	The name of the issuer of the security:

•	The security’s exchange ticker symbol;

•	The security’s CUSIP number;

•	The shareholder meeting date; · A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the Adviser cast a vote on the matter;

•	How the Adviser voted; and

•	Whether the Adviser voted for or against management.
B. Investment Company Disclosures
The Adviser will ensure that the proxy voting record for the twelve-month period ending June 30 for each registered investment company client is properly reported to the mutual fund management company so as to meet their filing of Form N-PX no later than August 31 of each year by providing access to such reports prepared byISS.
V. Recordkeeping
Either the Adviser or ISS as indicated below will maintain the following records:
•	A copy of the Policy and Guidelines (Adviser or client specific guidelines);

•	A copy of each proxy statement received by the Adviser regarding client securities (ISS);

•	A record of each vote cast by the Adviser on behalf of a client (ISS);

•	A copy of all documents created by the Adviser that were material to making a decision on the proxy voting, (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any conflict, a copy of all Proxy Voting Documentation Forms and all supporting documents (Adviser);

•	A copy of each written request by a client for information on how the Adviser voted proxies on behalf of the client, as well as a copy of any written response by the Adviser to any request by a client for information on how the adviser voted proxies on behalf of the client. Records of oral requests for information or oral responses will not be kept. (Adviser); and

•	Agenda of Proxy Voting Committee meetings with supporting documents. (Adviser)

•	Such records must be maintained for at least six years.
VI. Certifications

All new Investment Professionals prior to engaging in the activity described herein, must certify, substantially in the form as attached hereto as Exhibit B, that they have read and understand this Proxy Voting Policy and Procedures and they will comply with such procedures.
All existing employees, subsequent to each fiscal year, must certify within a reasonable time period that they have read, understand and have complied with this Proxy Voting Policy and Procedures for the previous fiscal year then ended, as described in Exhibit C attached hereto.
VII. Policies and Procedures Revisions
This policy and related procedures may be changed, amended or revised as frequently as necessary in order to accommodate any changes in operations or by operation of law. Any such change, amendment or revision may be made only by Jennison Compliance in consultation with the business groups or areas impacted by these procedures and consistent with applicable law. Such changes will be promptly distributed to all impacted personnel.
Attachments:
Exhibit A — Proxy Voting Documentation Form
Exhibit B — Certification of Compliance and Understanding of Proxy Voting Policy and Procedures (New Employees)
Exhibit C — Certification of Compliance with Proxy Voting Policy and Procedures (Existing Employees)

Exhibit A
PROXY VOTING DOCUMENTATION
The following issuer is included on the list of potential conflicts as determined by the PIM Proxy Committee. A copy of all documentation supporting the voting decision(s) are to be attached to this form, including a copy/list of the proxy matter(s).

Name of issuer:

Contractual name of related client:

PROXY INFORMATION:

Date proxy received:

Date proxy voted:

Date of meeting:

Asset Management Unit:

Aggregate AMU holdings in issuer:

Percentage of issuer’s shares outstanding:

CLIENT SERVICE:

Date of last client service visit:

(If within past 12 months)
Were matters of issuer’s proxy discussed?

(If yes, attach a summary of this discussion)

ANALYST INFORMATION:

Date of last analyst visit to issuer:

(If within past 12 months) Were matters of the issuer’s proxy discussed?

(If yes, attach a summary of this discussion)
Were there any other influences considered outside of the normal proxy decision process typically followed by the Asset Manager?                      If yes, please describe.

Does the Asset Manager believe that it voted the proxy for the above issuer in what it believes to be in the best economic interest of its client(s)?

Name:

Date:

Title:

Dennis Kass:

Date:

Chief Executive Officer*

Stephanie Willis:

Date:

Chief Compliance Officer*

* signature required only if voting against policy
EXHIBIT B
Certification of Compliance With and Understanding of
Proxy Voting Policy and Procedures
(New Employees )
I,                     , [ name ]                    , [ title ], hereby certify that I have read and understand the Proxy Voting Policy and Procedures and that I will comply with such procedures.

Signed by:

Title:

Print Name:

Employment Date:

Date:

EXHIBIT C
Certification of Compliance With and Understanding of
Proxy Voting Policy and Procedures
(Existing Employees)
I,                     , [ name ]                      [ title ], hereby certify that I have read, understand and have complied with the Proxy Voting Policy and Procedures for the fiscal period ended December 31, 200          .

Signed by:

Title:

Print Name:

Date:

JENNISON’S DOMESTIC PROXY VOTING GUIDELINES
ELECT DIRECTORS ISSUE CODE 1000
Vote FOR Directors in uncontested elections
The board of directors is in the best position to assess the corporation’s needs and to recruit individuals whose skills and experience will help the company elect and monitor the performance of a strong management team.
WITHHOLD votes from any director nominee who has attended less than 75 percent of the board and committee meetings that he or she was scheduled to attend during the previous fiscal year.
Companies need directors who are fully committed to their responsibilities as representatives of the company’s owners — the shareholders. To be effective representatives, directors need to attend scheduled meetings, voice their concerns and cast their votes. When directors do not attend meetings, they are unable to contribute to board discussions and deliberations, for which directors are paid. Absentee directors are not fulfilling their fiduciary duties to shareholders. Setting the threshold at 75 percent of the scheduled meetings allows for unexpected emergencies and occasional conflicts. It is also the level that SEC guidelines require a company to disclose in the annual proxy statement.
CONTESTED ELECTION OF DIRECTORS ISSUE CODE 1001
Case by Case
RATIFY SELECTION OF AUDITORS ISSUE CODE 1010
Vote FOR management’s selection of accountants to audit the corporation’s books and records, unless we are aware of a significant controversy in a particular case (i.e. Arthur Andersen in 2002).
We will vote for management’s selection of accountants to audit the corporation’s books and records, unless we are aware of significant controversy in a particular case.
APPROVE NAME CHANGE ISSUE CODE 1020

Vote FOR a management proposal to change the company’s name.
A corporation’s management, subject to review by its board of directors, is responsible for running the day-to-day operations of its businesses. Management is best able to judge whether the corporation’s name adequately and accurately reflects the business goals of the company.
APPROVE OTHER BUSINESS ISSUE CODE 1030
Vote AGAINST management proposals to approve other business.
Giving management “carte blanche” to vote a proxy undermines the proxy system. Shareholders deserve the opportunity to consider all specific voting items that come up for a vote at a meeting. To simply give away that right because a voting item has, for one reason or another, been omitted from the proxy card could empower management to vote for a proposal that the shareholders would not support.
If a voting matter should arise after the mailing date or during the meeting, the meeting should, if necessary, be postponed and the company should mail supplementary proxy materials so that shareholders may make an informed decision on the proposal.
ADJOURN MEETING ISSUE CODE 1035
Vote FOR a management proposal to adjourn the meeting.
Management is in the best position to evaluate the importance of each issue and if the company would benefit by taking additional time to solicit votes. Adjourning the meeting to a later time will save the company the cost of calling another meeting to decide on the issue
APPROVE TECHNICAL AMENDMENTS ISSUE CODE 1040
Vote FOR a management proposal to make technical amendments to the charter and/or bylaws.
For this guideline, technical amendments include restatements to omit spelling or grammatical errors, elimination of references to classes of stock that are no longer outstanding or applicable, or restatement of the business purpose it if such restatement does not alter the company’s purpose. They do not include amendments that could affect shareholder rights or claims on the company or that could be deemed to be anti-takeover measures. The charters of many companies require shareholder approval to restate or amend the company’s charter or bylaws. In instances in which shareholder rights are no affected by the restatement, such as a restatement to eliminate grammatical errors, or to change the company’s domicile within a state, the restatement is simply a technicality and should be supported because an accurate charter and bylaw is necessary to conduct business.
APPROVE FINANCIAL STATEMENTS ISSUE CODE 1050
Vote FOR a management proposals to approve the company’s financial statements for the fiscal year.
This is a routine proposal to be voted in support of management. A corporation’s management team, subject to review by its board of directors, is responsible for the company’s day-to-day operations and strategic planning. Corporation laws in many countries require firms to present the previous year’s accounts to shareholders at the annual meeting.
Vote AGAINST IF it discharges the directors from responsibility for decisions taken over the year.
INCREASE AUTHORIZED COMMON STOCK ISSUE CODE 1100
Vote FOR a management proposal to increase authorized common stock.
We will generally vote FOR an increase in authorized shares, unless it is determined that the increased shares are likely to be used for anti-takeover purposes. If an increase in authorized shares is part of a takeover defense or is considered “excessive” (JALLC determines “excessive” to be more than a 300% dilution), we normally will vote AGAINST an increase.
These proposals are often necessary for the normal operation of an issuer’s business. Consequently, a vote in favor is generally recommended.
DECREASE AUTHORIZED COMMON STOCK ISSUE CODE 1101
Vote FOR a management proposal to decrease authorized common stock.
A corporation’s management team, subject to review by its board of directors, is responsible for day-to-day operations and strategic planning for the corporation. Management is best qualified to judge the corporation’s current and future requirements for capital.

AMEND AUTHORIZED COMMON STOCK ISSUE CODE 1102
Vote CASE-BY-CASE to amend authorized common stock.
APPROVE COMMON STOCK ISSUANCE ISSUE CODE 1103
Vote FOR a management proposal to approve the issuance of authorized common stock.
Vote AGAINST a management proposal to approve the issuance of common stock IF the proposed issuance creates potential dilution of more that 300% of total outstanding voting power before the stock issuance.
APPROVE ISSUANCE OR EXERCISE OF STOCK WARRANTS 1104
Vote CASE BY CASE
AUTHORIZE PREFERRED STOCK ISSUE CODE 1110
Vote FOR a management proposal to authorize preferred stock.
A corporation’s management team, subject to review by its board of directors, is responsible for the company’s day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation’s current and future requirements for raising additional capital. Preferred stock is commonly used by many U.S. corporations to raise capital. It provides management with a way to raise additional capital without diluting common shareholders’ equity. Placing limits on the ability of management and the board to issue shares of preferred stock to fund the corporation’s current operations and future growth is unnecessary and may reduce the corporation’s ability to meet its capital needs.
Vote AGAINST a management proposal to authorize preferred stock IF the board has asked for the unlimited right to set the terms and conditions for the class and may issue the shares for anti-takeover purposes without shareholder approval (known as blank check preferred stock).
INCREASE AUTHORIZED PREFERRED STOCK ISSUE CODE 1111
Vote FOR a management proposal to increase authorized preferred stock.

A corporation’s management team, subject to review by its board of directors, is responsible for the company’s day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation’s current and future requirements for raising additional capital. Preferred stock is commonly used by many U.S. corporations to raise capital. It provides management with a way to raise additional capital without diluting common shareholders’ equity. Placing limits on the ability of management and the board to issue shares of preferred stock to fund the corporation’s current operations and future growth is unnecessary and may reduce the corporation’s ability to meet its capital needs.
Vote AGAINST a management proposal to increase authorized preferred stock IF the proposed increase creates potential dilution of more than 300% of authorized preferred shares.
Vote AGAINST a management proposal to increase the authorized preferred stock IF the board has asked for (or currently has) the unlimited right to set the terms and conditions of the preferred stock and may issue it for anti-takeover purposes without shareholder approval (known as blank check preferred stock).
DECREASE AUTHORIZED PREFERRED STOCK ISSUE CODE 1112
Vote FOR a management proposal to decrease authorized preferred stock.
A corporation’s management team, subject to review by its board of directors, is responsible for the company’s day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation’s current and future requirements for additional capital.
CANCEL SERIES OF PREFERRED STOCK ISSUE CODE 1113
Vote FOR a management proposal to cancel a class or series of preferred stock.
A corporation’s management team, subject to review by its board of directors, is responsible for the company’s day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation’s current and future requirements for capital. Typically these preferred shares have already been redeemed by the company.
AMEND AUTHORIZED PREFERRED STOCK ISSUE CODE 1114
Vote FOR a management proposal to amend preferred stock.

A corporation’s management team, subject to review by its board of directors, is responsible for the company’s day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation’s current and future requirements for capital. Limiting the ability of management and the board to amend preferred stock is unnecessary and may reduce the corporation’s ability to meet its capital needs.
APPROVE ISSUANCE OR CONVERSION OF PREFERRED STOCK ISSUE CODE 1115
Vote FOR a management proposal to issue preferred stock.
A corporation’s management team, subject to review by its board of directors, is responsible for the company’s day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation’s requirements for raising additional capital. Preferred stock is commonly used by many U.S. corporations to raise capital. It provides management with the ability to raise additional capital without diluting common shareholders’ equity interests. Placing limits on the ability of management and the board to issue shares of preferred stock to fund the corporation’s current operations and future growth is unnecessary and may reduce the corporation’s ability to meet its capital needs.
Vote AGAINST a management proposal to approve the issuance of preferred stock IF the voting power represented by the proposed issuance creates potential dilution of more than 300% of the total outstanding voting power before the stock issuance.
Vote AGAINST a management proposal to issue preferred stock IF the shares are issued with voting rights superior to those available to other shareholders.
ELIMINATE PREEMPTIVE RIGHTS ISSUE CODE 1120
Vote CASE-BY-CASE on a management proposal to eliminate preemptive rights.
RESTORE PREEMPTIVE RIGHT ISSUE CODE 1121
Vote CASE-BY-CASE on a management proposal to restore preemptive rights.
AUTHORIZE DUAL CLASS STOCK ISSUE CODE 1130

Vote AGAINST a management proposal to authorize dual class common stock
There should only be one class of common stock and all common stock holders should have the same rights and privileges. Dual or multiple classes of common stock are often used to entrench the board and management of corporations. Economic studies show that adoption of additional classes of common stock negatively affects the value of an existing class of common stock.
ELIMINATE DUAL CLASS STOCK ISSUE CODE 1131
Vote FOR a management proposal to eliminate authorized dual or multiple classes of common stock.
There should only be one class of common stock and all common stock holders should have the same rights and privileges. Dual or multiple classes of common stock are often used to entrench the board and management of corporations. Economic studies show that adoption of additional classes of common stock negatively affects the value of an existing class of common stock.
AMEND DUAL CLASS STOCK ISSUE CODE 1132
Vote AGAINST a management proposal to amend authorized dual class or multiple classes of common stock.
There should only be one class of common stock and all common stock holders should have the same rights and privileges. Dual or multiple classes of common stock are often used to entrench the board and management of corporations. Economic studies show that adoption of additional classes of common stock negatively affects the value of an existing class of common stock.
INCREASE AUTHORIZED DUAL CLASS STOCK ISSUE CODE 1133
Vote AGAINST a management proposal to increase authorized shares of one or more classes of dual or multiple class common stocks.
There should only be one class of common stock and all common stock holders should have the same rights and privileges. Dual or multiple classes of common stock are often used to entrench the board and management of corporations. Economic studies show that adoption of additional classes of common stock negatively affects the value of an existing class of common stock.

APPROVE SHARE REPURCHASE ISSUE CODE 1140
Vote FOR a management proposal to approve share repurchase.
A corporation’s management team, subject to review by its board of directors, is responsible for the company’s day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation’s current and future requirements for raising additional capital and the means for raising such capital.
APPROVE STOCK SPLIT ISSUE CODE 1150
Vote FOR a management proposal to approve a stock split.
A corporation’s management team, subject to review by its board of directors, is responsible for the company’s day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation’s current and future capital structure.
We generally will vote for these proposals, which are normally made to facilitate market trading in the issuer’s securities.
APPROVE REVERSE STOCK SPLIT ISSUE CODE 1151
Vote FOR a management proposal to approve a reverse stock split.
A corporation’s management team, subject to review by its board of directors, is responsible for the company’s day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation’s current and future capital structure.
We generally will vote for these proposals, which are normally made to facilitate market trading in the issuer’s securities.
APPROVE MERGER/ACQUISITION ISSUE CODE 1200
Vote CASE-BY-CASE on a management proposal to approve merger/acquisition.
The economic impact of each proposal will be analyzed individually.
APPROVE RECAPITALIZATION ISSUE CODE 1209
Vote CASE-BY-CASE on a management proposal to approve re-capitalization.

The economic impact of each proposal will be analyzed individually.
APPROVE RESTRUCTING ISSUE CODE 1210
Vote CASE-BY-CASE on a management proposal to approve restructuring.
The economic impact of each proposal will be analyzed individual
APPROVE BANKRUPTCY RESTRUCTURING 1211
Vote CASE-BY-CASE on a management proposal to approve bankruptcy restructuring.
The economic impact of each proposal will be analyzed individual
APPROVE LIQUIDATION ISSUE CODE 1212
Vote CASE BY CASE
The economic impact of each proposal will be analyzed individual
APPROVE REINCORPORATION ISSUE CODE 1220
Vote FOR a management proposal to approve reincorporation.
A company’s board is best qualified to determine the regulatory environment that is best suited to the company’s needs. The board should be allowed to take advantage of the statutory structure that it believes offers it the maximum benefits in carrying out its responsibilities. A company may propose a reincorporation for a variety of reasons. These considerations should include the legal structure that best allows the board to respond to real or perceived threats to the corporation and its shareholders. State anti-takeover laws enable management to run the company with a long-term view, free from the distractions of unexpected takeover bids. As a result, these laws are in the best long-term interests of shareholders.
APPROVE LEVERAGED BUYOUT ISSUE COEE 1230
Vote CASE-BY-CASE on a management proposal to approve a leveraged buyout. The economic impact of each proposal will be analyzed individual

APPROVE SPIN OFF ISSUE CODE 1240
Vote CASE-BY-CASE on a management proposal to approve a spin-off.
The economic impact of each proposal will be analyzed individual
APPROVE SALE OF ASSETS ISSUE CODE 1250
Vote CASE BY CASE
The economic impact of each proposal will be analyzed individual
ELIMINATE CUMULATIVE VOTING ISSUE CODE 1300
Vote FOR a management proposal to eliminate cumulative voting.
Directors’ fiduciary duties apply to the interests of all shareholders, not a single constituency. Cumulative voting promotes single interest representation on the board, which may not represent the overriding interests and concerns of all shareholders. All directors, as shareholders’ representatives, should be elected by a majority of shareholders.
ADOPT CUMULATIVE VOTING ISSUE CODE 1301
Vote AGAINST a management proposal to adopt cumulative voting.
Directors’ fiduciary duties apply to the interests of all shareholders, not a single constituency. Cumulative voting promotes single interest representation on the board, which may not represent the overriding interests and concerns of all shareholders. All directors, as shareholders’ representatives, should be elected by a majority of shareholders.
ADOPT DIRECTOR LIABILITY PROVISION ISSUE CODE 1310
Vote CASE-BY-CASE on a management proposal to adopt director liability provision.

AMEND DIRECTOR LIABILITY PROVISION ISSUE CODE 1311
Vote CASE-BY-CASE on a management proposal to amend director liability provision.
ADOPT INDEMNIFICATION PROVISION ISSUE CODE 1321
We generally support these proposals, since they help corporations attract and retain qualified individuals to serve as directors.
Jennison will oppose proposals to indemnify directors for liabilities arising from any of the following:
1.Breach of the director’s duty of loyalty
2.Intentional misconduct, acts not in good faith, or acts in knowing violation of the law
3.Acts involving unlawful purchase or redemption of stock
4.Payment of unlawful dividends
5.Receipt of improper personal benefits
APPROVE BOARD SIZE ISSUE CODE 1332
Vote FOR a management proposal to approval board size.
The board of directors and management of the company are in the best position to determine the optimum size of the corporation’s board.
Vote AGAINST a management proposal to set the board size IF the proposed minimum board size is less than 4 directors.
NO SHAREHOLDER APPROVAL TO FILL VACANCY ISSUE CODE 1340
Vote AGAINST a management proposal to allow the directors to fill vacancies on the board without shareholder approval.
Directors serve as the representatives of the shareholders. Shareholders should have the right to approve the appointment of all directors to the board.
GIVE BOARD AUTHORITY TO SET BOARD SIZE ISSUE CODE 1341

Vote AGAINST a management proposal to give the board the authority to set the size of the board without shareholder approval.
Directors represent the interests of shareholders. Shareholders should have the final say in determining the size of the board of directors.
REMOVAL OF DIRECTORS ISSUE CODE 1342
Vote FOR a management proposal regarding the removal of directors.
Vote AGAINST a management proposal regarding the removal of directors IF the proposal limits the removal to cases where there is legal cause.
Directors have a fiduciary responsibility to represent all shareholders, as dictated by law. If they fail to adhere to the laws related to their service, they should be removed. Allowing for directors to be removed without legal cause makes it possible for prejudices or whims to enter into the appraisal process.
APPROVE NON-TECHNICAL CHARTER AMENDMENTS ISSUE CODE 1350
Vote AGAINST a management’s proposal to approve multiple amendments to the company’s certificate of incorporation IF an amendment would have the affect of reducing shareholders’ rights.
Limitations of any kind on shareholders’ rights should be avoided. In some cases, these proposals include numerous issues bundled into one proposal. Bundling proposals that limit shareholders’ rights with other issues that shareholders routinely would approve does not justify approval if ultimately shareholders’ rights would in any way be reduced.
APPROVE CLASSIFIED BOARD ISSUE CODE 1400
Vote AGAINST a management proposal to adopt a classified board.
Classified boards may serve to entrench management. Since only a fraction of the directors stand for election each year, shareholders do not have the ability to vote out any other directors who may be acting in a fashion that is against their interests. The entire board should be accountable to shareholders on an annual basis. Arguments for classified boards include: (a) they allow stability and continuity in company policies; (b) they give management a means of maintaining experienced members on a board during a transition; and (c) they allow directors to have a long-term perspective. On the other hand, directors who are doing a good job are likely to continue to be re-elected. This provides stability while continuing to allow shareholders to evaluate directors annually.
AMEND CLASSIFIED BOARD ISSUE CODE 1401
Vote AGAINST a management proposal to amend a classified board.
Classified boards may serve to entrench management. Since only a fraction of the directors stand for election each year, shareholders do not have the ability to vote out any other directors who may be acting in a fashion that is against their interests. The entire board should be accountable to shareholders on an annual basis. Arguments for classified boards include: (a) they allow stability and continuity in company policies; (b) they give management a means of maintaining experienced members on a board during a transition; and (c) they allow directors to have a long-term perspective. On the other hand, directors who are doing a good job are likely to continue to be re-elected. This provides stability while continuing to allow shareholders to evaluate directors annually.
REPEAL CLASSIFIED BOARD ISSUE CODE 1402
Vote FOR a management proposal to repeal a classified board.
An entire board should be accountable to shareholders annually. With staggered board terms, shareholders’ ability to affect the makeup of the board is limited because it would take at least two elections to replace a majority of directors. Classified boards may serve to entrench management. Because only a fraction of the directors stand for election each year, shareholders do not have the ability to vote out any other directors who may be acting in a fashion that is against their interests. Economic studies have shown that adoption of a classified board tends to depress a company’s stock price.
ADOPT POISON PILL ISSUE CODE 1410
Vote AGAINST a management proposal to ratify or adopt a shareholder rights plan (poison pill).
Poison pills take decisions on mergers and tender offers out of shareholders’ hands by providing directors virtual veto power over an offer. They strip shareholders of their basic right to decide when, to whom and upon what terms to sell their shares. Poison pills harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board of directors. Instead of fostering negotiations, poison pills are designed to discourage or thwart offers before they are ever made. This results in management entrenchment to the detriment of shareholders. Poison pills tend to depress stock price and promote poor corporate performance. Studies and other analyses point to a drop in share value at the time a right plan is adopted.
REDEEM POISON PILL ISSUE CODE 1411
Vote FOR a management proposal to redeem a shareholder rights plan (poison pill).
Poison pills take decisions on mergers and tender offers out of shareholders’ hands by providing directors virtual veto power over an offer. They strip shareholders of their basic right to decide when, to whom and upon what terms to sell their shares. Poison pills harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board of directors. Instead of fostering negotiations, poison pills are designed to discourage or thwart offers before they are ever made. This results in management entrenchment to the detriment of shareholders. Poison pills tend to depress stock price and promote poor corporate performance. Studies and other analyses point to a drop in share value at the time a right plan is adopted.
ELIMINATE SPECIAL MEETING ISSUE CODE 1420
Vote AGAINST a management proposal to eliminate shareholders’ right to call a special meeting.
Limiting or eliminating shareholders’ rights to call a special meeting could make it easier for management to thwart a takeover. A potential acquirer may exercise his right to call a shareholders’ meeting s the shareholders and not management are able to decide on his offer. Since a limitation on the right to convene a shareholder meeting could have an anti-takeover effect, we will vote against the proposal.
RESTORE SPECIAL MEETING ISSUE CODE 1422
Vote FOR a management proposal to restore shareholders’ right to call a special meeting.
The ability of shareholders to ball a special meeting is an important right. Without the right, shareholders may have to wait for the annual meeting to take action. Such delays may not be in the best interest of shareholders. Shareholders should have access to procedures that permit them, the owners of the corporation, to bring special circumstances to the attention of the other owners. Limitations on shareholder actions can entrench management, render a corporation less attractive as a takeover candidate and give management a decided advantage in a takeover.
ELIMINATE WRITTEN CONSENT ISSUE CODE 1430
Vote AGAINST a management proposal to eliminate shareholders’ right to act by written consent.
The ability to act through written consent enables shareholders to replace the board, to amend bylaws or to take actions to effect a change in control without having to call a special meeting or wait for the annual meeting. Elimination of this right would make it more difficult for shareholders to act without the board’s consent.
LIMIT WRITTEN CONSENT ISSUE CODE 1431
Vote AGAINST a management proposal to limit shareholders’ right to act by written consent.
The ability to act through written consent enables shareholders to replace the board, to amend bylaws or to take actions to effect a change in control without having to call a special meeting or wait for the annual meeting. Elimination of this right would make it more difficult for shareholders to act without the board’s consent.
RESTORE WRITTEN CONSENT ISSUE CODE 1432
Vote FOR a management proposal to restore shareholders’ right to act by written consents.
Written consents allow shareholders to initiate actions without calling a special meeting or waiting until the annual meeting. Shareholders should have access to procedures that permit them, the owners of the corporation, to bring special circumstances to the attention of thee other owners. Limitations on shareholder actions can entrench management, render a corporation less attractive as a takeover candidate and give management a decided advantage in a takeover.
ADOPT SUPERMAJORITY REQUIREMENT ISSUE CODE 1440

Vote AGAINST a management proposal to establish a supermajority vote provision to approve a merger or other business combination.
Supermajority vote provisions may stifle bidder interest in a company altogether and thereby devalue its stock. Supermajority requirements are often set so high that they discourage tender offers altogether. Economic studies have shown slight negative stock price effects on the adoption of supermajority vote provisions. Also, companies sometimes are unable to get a supermajority even when they want it.
AMEND SUPERMAJORITY REQUIREMENT ISSUE CODE 1443
Vote FOR a management proposal to amend a supermajority vote provision to approve a merger or other business combination.
Supermajority vote requirements to approve mergers or other business combinations help guard against two-tiered tender offers, in which a raider offers a substantially higher cash bid for an initial and often controlling stake in a company and then offers a lower price for the remaining shares. The coercive pressures associated with two-tiered offers may force shareholders to tender before they have considered all relevant facts. Requiring supermajority approval of transactions provides protection to minority shareholders.
ELIMINATE SUPERMAJORITY REQUIREMENT ISSUE CODE 1444
Vote FOR a management proposal to eliminate a supermajority vote provision to approve a merger or other business combination.
Supermajority vote requirements stifle bidder interest and discourage tender offers. Shareholder value could suffer if acquisitions or mergers fail to develop because of a voting requirement that makes the transaction’s approval uncertain.
ADOPT SUPERMAJORITY LOCK IN ISSUE CODE 1445
Always vote AGAINST this proposal.
Supermajority vote requirements prevent a simple majority from enforcing its will. In many cases, supermajority lock-in vote requirements apply to anti-takeover provisions. The high vote requirements exceed the normal anticipated level of shareholder participation at a meeting, making approval of a proposed action highly unlikely.

AMEND SUPERMAJORITY LOCK IN ISSUE CODE 1446
Always vote AGAINST this proposal.
Supermajority vote requirements prevent a simple majority from enforcing its will. In many cases, supermajority lock-in vote requirements apply to anti-takeover provisions. The high vote requirements exceed the normal anticipated level of shareholder participation at a meeting, making approval of a proposed action highly unlikely
ELIMINATE SUPERMAJORITY LOCK IN ISSUE CODE 1447
Vote FOR a management proposal to eliminate supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.
Supermajority vote requirements detract from a simple majority’s power to enforce its will. In many cases, the high vote requirements exceed the normal anticipated level of shareholder participation at a meeting, making passage of the proposed action all but impossible.
CONSIDER NON-FINANCIAL EFFECTS OF MERGER ISSUE CODE 1450
Vote AGAINST a management proposal to expand or clarify the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid.
The traditional method of corporate governance requires that corporate officers and directors fulfill their fiduciary duty and recognize their first priority is to the owners of their corporation, its shareholders. “Stakeholder” provisions authorize the board to consider factors other than their fiduciary obligation to shareholders. These provisions undermine the preeminence of shareholders. The provisions seek to allow directors to take into account a wide range of discretionary considerations when evaluating a business proposal. As a result, management could cite the effect on other constituencies to justify rejecting a takeover offer that might be in the best interests of the shareholders.
ADOPT FAIR PRICE PROVISION ISSUE CODE 1460
Vote FOR a management proposal to establish a fair price provision.

Fair price provisions help guard against two-tiered tender offers, in which a raider offers a substantially higher cash bid for an initial and often controlling stake in a company and then offers a lower price for the remaining shares. The coercive pressures associated with two-tiered offers may force shareholders to tender heir holdings before they have considered all relevant facts. These provisions guarantee an equal price for all shareholders. These provisions are designed to protect shareholders in the event the corporation is acquired under a plan not approved by the Board. Normally, they require that any tender offer made by a third party be made to all shareholders at the same price. Fair pricing provisions attempt to limit “two-tiered takeovers”, where a bidder initially offers a premium for enough shares to garner control and thereafter offers a much lower price to the remaining holders (usually smaller investors). Most of these provisions do not apply if an offer is approved by a target’s board or if the bidder obtains a specified level of approval from the target’s shareholders. While we support fair pricing provisions, we will not vote for them if they are tied to other anti-takeover provisions (such as excessive supermajority rules) that we oppose. Vote FOR a management proposal to establish a fair price provision.
AMEND FAIR PRICE PROVISION ISSUE CODE 1461
Vote AGAINST a management proposal to amend a fair price provision.
Fair price provisions may stifle bidder interest in a company altogether and thereby devalue its stock. Some economic studies have shown slight negative stock price effects on the adoption of fair price amendments. These provisions often include supermajority vote requirements, which are so high that shareholders feel they may discourage tender offers altogether.
REPEAL FAIR PRICE PROVISION ISSUE CODE 1462
Vote AGAINST a management proposal to repeal a fair price provision.
Fair price provisions help guard against two-tiered tender offers, in which a raider offers a substantially higher cash bid for an initial and often controlling stake in a company and then offers a lower price for the remaining shares. The coercive pressures associated with two-tiered offers may force shareholders to tender their holdings before they have considered all relevant facts. These provisions guarantee an equal price for all shareholders.
ADOPT ANTI GREENMAIL PROVISION ISSUE CODE 1470
Vote FOR a management proposal to limit the payment of greenmail.

Greenmail is the name given to certain discriminatory share repurchases. Typically, it refers to payments that a raider receives from a company in exchange for the raider’s shares and a guarantee he will terminate a takeover bid. This payment is usually a premium above the market price, so while greenmail can ensure the continued independence of a company, it discriminates against the other stockholders. Buying out the shares of one owner at a price not available to others is unfair. The payment of greenmail may also have an adverse effect on the company’s image, among both business associates and consumers. Economic studies show that greenmail devalues a company’s stock price.
ADOPT ADVANCE NOTICE REQUIREMENT ISSUE CODE 1480
Vote AGAINST a management proposal to adopt advance notice requirements.
Advance notice limits shareholders’ right to present business or nominate directors at the annual meeting. Limiting shareholders’ rights by assuring that management has complete knowledge of all presentations and shareholder nominations serves to entrench management by providing it time to counterattack any issue that it does not support, or by allowing it to dismiss business or a shareholder’s nomination for director if not presented in accordance with the notice provisions.
OPT OUT OF STATE TAKEOVER LAW ISSUE CODE 1490
Vote CASE BY CASE
OPT INTO STATE TAKEOVER LAW ISSUE CODE 1491
Vote CASE BY CASE
ADOPT STOCK INCENTIVE PLAN ISSUE CODE 1500
Vote CASE-BY-CASE on a management proposal to adopt a stock option plan for employees.
Vote AGAINST a management proposal to adopt a stock incentive plan for employees IF the dilution represented by the proposal, as calculated by IRRC, is more than 10%.

Vote AGAINST a management proposal to adopt a stock incentive plan for employees IF potential dilution from all company plans, including this proposal, as calculated by IRRC, is more than 15%.
Vote AGAINST a management proposal to adopt a stock incentive plan for employees IF the plan allows the plan administrators to re-price or replace underwater options.
Vote AGAINST a management proposal to adopt a stock incentive plan IF the plan has a share replenishment feature —that is, it adds a specified number or percentage of outstanding shares for award each year.
Vote AGAINST a management proposal to adopt a stock incentive plan for employees IF the plan allows non-qualified options to be priced at less than 90% of the fair market value on the grant date.
DILUTION:
Vote AGAINST a new plan if the shares set aside exceed 10% of the company’s outstanding shares or vote AGAINST if the total set aside under all executive and directors compensation plans (old and new), exceeds 15% of shares outstanding.
AND
Vote AGAINST new plans that allow re-pricing (i.e. Underwater Options).
Proposals on compensation for executives and directors are the issues submitted most frequently to shareholder vote (after the election of directors and appointment of accountants). The number of proposals in these areas has increased as the result of tax law changes. The most recent tax bill makes “excessive” executive pay non-deductible unless a shareholder-approved “pay for performance” plan is in place. Jennison generally supports compensation plans that link employee and director pay to shareholder returns. We also believe that actual participants in an industry have the best understanding of the compensation levels needed to attract and retain key personnel. We support cash-based compensation plans because they are generally tied to performance goals and because they do not create dilution. On the other hand, stock-based compensation plans can be detrimental to shareholder interests if not carefully constructed. For example, stock option plans can lead to severe dilution of outside shareholders or can insulate executives from a falling share price and, as a result, from shareholder interests. We will oppose compensation plans under the following circumstances Dilution: In order to prevent excessive dilution, we would oppose a new plan if the shares set aside exceed 10% of the company’s outstanding shares or if the total set aside under all executive and directors compensation plans (old and new), exceeds 15% of shares outstanding
     “Evergreen” Plans: Unlike most current stock options plans, which must be reauthorized annually, “evergreen” plans have no termination date. While annual dilution is normally very low (typically 1% per year), shareholders may suffer from “creeping dilution” over an extended period of time. We believe that shareholder should retain control over compensation plans and, therefore, will oppose plans without termination dates Discounted Options: We will also oppose plans that establish an option exercise price more than 10% below the current market price of the stock’s Re-pricing of Underwater Options:
     Underwater stock options are those where the exercises price is above the current market price (making the option worthless to the holder). Many companies propose resetting the exercise price when this occurs. We will oppose re-pricing when the stock decline is due to company specific factors but support a reset if the decline is due to general market conditions. We will also oppose new stock option plans that permit re-pricing of underwater options without shareholder approval. We will be monitoring developments in the area of broad-based employee stock option plans. We support efforts to include the stock option plans in a company’s financial statements. If option costs were included in earnings (as are all other compensation expenses), we would see less need for specific shareholder approval.
AMEND STOCK INCENTIVE PLAN ISSUE CODE 1501
Vote CASE-BY-CASE on a management proposal to amend a stock option plan for employees.
Vote AGAINST a management proposal to adopt a stock incentive plan for employees IF the dilution represented by the proposal, as calculated by IRRC, is more than 10%.
Vote AGAINST a management proposal to adopt a stock incentive plan for employees IF potential dilution from all company plans, including this proposal, as calculated by IRRC, is more than 15%.
Vote AGAINST a management proposal to adopt a stock incentive plan for employees IF the plan allows the plan administrators to re-price or replace underwater options.
Vote AGAINST a management proposal to adopt a stock incentive plan IF the plan has a share replenishment feature —that is, it adds a specified number or percentage of outstanding shares for award each year.
Vote AGAINST a management proposal to adopt a stock incentive plan for employees IF the plan allows non-qualified options to be priced at less than 90% of the fair market value on the grant date.

Proposals on compensation for executives and directors are the issues submitted most frequently to shareholder vote (after the election of directors and appointment of accountants). The number of proposals in these areas has increased as the result of tax law changes. The most recent tax bill makes “excessive” executive pay non-deductible unless a shareholder-approved “pay for performance” plan is in place. Jennison generally supports compensation plans that link employee and director pay to shareholder returns. We also believe that actual participants in an industry have the best understanding of the compensation levels needed to attract and retain key personnel. We support cash-based compensation plans because they are generally tied to performance goals and because they do not create dilution. On the other hand, stock-based compensation plans can be detrimental to shareholder interests if not carefully constructed. For example, stock option plans can lead to severe dilution of outside shareholders or can insulate executives from a falling share price and, as a result, from shareholder interests. We will oppose compensation plans under the following circumstances Dilution: In order to prevent excessive dilution, we would oppose a new plan if the shares set aside exceed 10% of the company’s outstanding shares or if the total set aside under all executive and directors compensation plans (old and new), exceeds 15% of shares outstanding
     “Evergreen” Plans: Unlike most current stock options plans, which must be reauthorized annually, “evergreen” plans have no termination date. While annual dilution is normally very low (typically 1% per year), shareholders may suffer from “creeping dilution” over an extended period of time. We believe that shareholder should retain control over compensation plans and, therefore, will oppose plans without termination dates Discounted Options: We will also oppose plans that establish an option exercise price more than 10% below the current market price of the stock’s Re-pricing of Underwater Options:
     Underwater stock options are those where the exercises price is above the current market price (making the option worthless to the holder). Many companies propose resetting the exercise price when this occurs. We will oppose re-pricing when the stock decline is due to company specific factors but support a reset if the decline is due to general market conditions. We will also oppose new stock option plans, which permit re-pricing of underwater options without shareholder approval. We will be monitoring developments in the area of broad-based employee stock option plans. We support efforts to include the stock option plans in a company’s financial statements. If option costs were included in earnings (as are all other compensation expenses), we would see less need for specific shareholder approval.
ADD SHARES TO STOCK INCENTIVE PLAN ISSUE CODE 1502
Vote CASE-BY-CASE on a management proposal to add shares to a stock option plan for employees.

Vote AGAINST a management proposal to adopt a stock incentive plan for employees IF the dilution represented by the proposal, as calculated by IRRC, is more than 10%.
Vote AGAINST a management proposal to adopt a stock incentive plan for employees IF potential dilution from all company plans, including this proposal, as calculated by IRRC, is more than 15%.
Vote AGAINST a management proposal to adopt a stock incentive plan for employees IF the plan allows the plan administrators to re-price or replace underwater options.
Vote AGAINST a management proposal to adopt a stock incentive plan IF the plan has a share replenishment feature —that is, it adds a specified number or percentage of outstanding shares for award each year.
Vote AGAINST a management proposal to adopt a stock incentive plan for employees IF the plan allows non-qualified options to be priced at less than 90% of the fair market value on the grant date.
Proposals on compensation for executives and directors are the issues submitted most frequently to shareholder vote (after the election of directors and appointment of accountants). The number of proposals in these areas has increased as the result of tax law changes. The most recent tax bill makes “excessive” executive pay non-deductible unless a shareholder-approved “pay for performance” plan is in place. Jennison generally supports compensation plans that link employee and director pay to shareholder returns. We also believe that actual participants in an industry have the best understanding of the compensation levels needed to attract and retain key personnel. We support cash-based compensation plans because they are generally tied to performance goals and because they do not create dilution. On the other hand, stock-based compensation plans can be detrimental to shareholder interests if not carefully constructed. For example, stock option plans can lead to severe dilution of outside shareholders or can insulate executives from a falling share price and, as a result, from shareholder interests. We will oppose compensation plans under the following circumstances: Dilution: In order to prevent excessive dilution, we would oppose a new plan if the shares set aside exceed 10% of the company’s outstanding shares or if the total set aside under all executive and directors compensation plans (old and new), exceeds 15% of shares outstanding.
     “Evergreen” Plans: Unlike most current stock options plans, which must be reauthorized annually, “evergreen” plans have no termination date. While annual dilution is normally very low (typically 1% per year), shareholders may suffer from “creeping dilution” over an extended period of time. We believe that shareholder should retain control over compensation plans and, therefore, will oppose plans without termination dates. Discounted Options: We will also oppose plans that establish an option exercise price more than 10% below the current market price of the stock. Re-pricing of Underwater Options: Underwater stock options are those where the exercises price is above the current market price (making the option worthless to the holder). Many companies propose resetting the exercise price when this occurs. We will oppose re-pricing when the stock decline is due to company specific factors but support a reset if the decline is due to general market conditions. We will also oppose new stock option plans that permit re-pricing of underwater options without shareholder approval. We will be monitoring developments in the area of broad-based employee stock option plans. We support efforts to include the stock option plans in a company’s financial statements. If option costs were included in earnings (as are all other compensation expenses), we would see less need for specific shareholder approval.
LIMIT PER-EMPLOYEE AWARD ISSUE CODE 1503
Vote CASE-BY-CASE on a management proposal to limit per-employee annual option awards.
EXTEND TERM OF STOCK INCENTIVE PLAN ISSUE CODE 1505
Vote CASE BY CASE
Vote CASE-BY-CASE on a management proposal to add shares to a stock option plan for employees.
Vote AGAINST a management proposal to adopt a stock incentive plan for employees IF the dilution represented by the proposal, as calculated by IRRC, is more than 10%.
Vote AGAINST a management proposal to adopt a stock incentive plan for employees IF potential dilution from all company plans, including this proposal, as calculated by IRRC, is more than 15%.
Vote AGAINST a management proposal to adopt a stock incentive plan for employees IF the plan allows the plan administrators to re-price or replace underwater options.
Vote AGAINST a management proposal to adopt a stock incentive plan IF the plan has a share replenishment feature —that is, it adds a specified number or percentage of outstanding shares for award each year.

Vote AGAINST a management proposal to adopt a stock incentive plan for employees IF the plan allows non-qualified options to be priced at less than 90% of the fair market value on the grant date.
Proposals on compensation for executives and directors are the issues submitted most frequently to shareholder vote (after the election of directors and appointment of accountants). The number of proposals in these areas has increased as the result of tax law changes. The most recent tax bill makes “excessive” executive pay non-deductible unless a shareholder-approved “pay for performance” plan is in place. Jennison generally supports compensation plans that link employee and director pay to shareholder returns. We also believe that actual participants in an industry have the best understanding of the compensation levels needed to attract and retain key personnel. We support cash-based compensation plans because they are generally tied to performance goals and because they do not create dilution. On the other hand, stock-based compensation plans can be detrimental to shareholder interests if not carefully constructed. For example, stock option plans can lead to severe dilution of outside shareholders or can insulate executives from a falling share price and, as a result, from shareholder interests. We will oppose compensation plans under the following circumstances: Dilution: In order to prevent excessive dilution, we would oppose a new plan if the shares set aside exceed 10% of the company’s outstanding shares or if the total set aside under all executive and directors compensation plans (old and new), exceeds 15% of shares outstanding.
      “Evergreen” Plans: Unlike most current stock options plans, which must be reauthorized annually, “evergreen” plans have no termination date. While annual dilution is normally very low (typically 1% per year), shareholders may suffer from “creeping dilution” over an extended period of time. We believe that shareholder should retain control over compensation plans and, therefore, will oppose plans without termination dates. Discounted Options: We will also oppose plans that establish an option exercise price more than 10% below the current market price of the stock. Re-pricing of Underwater Options: Underwater stock options are those where the exercises price is above the current market price (making the option worthless to the holder). Many companies propose resetting the exercise price when this occurs. We will oppose re-pricing when the stock decline is due to company specific factors but support a reset if the decline is due to general market conditions. We will also oppose new stock option plans that permit re-pricing of underwater options without shareholder approval. We will be monitoring developments in the area of broad-based employee stock option plans. We support efforts to include the stock option plans in a company’s financial statements. If option costs were included in earnings (as are all other compensation expenses), we would see less need for specific shareholder approval.

ADOPT DIRECTOR STOCK INCENTIVE PLAN ISSUE CODE 1510
Vote AGAINST a management proposal to adopt a stock option plan for non-employee directors.
In light of the significant role of outside directors, Jennison believes that outside directors deserve reasonable compensation for their services. Jennison believes that outside director compensation should be in the form of cash or awards of stock, but should not include any other option, pension or benefit plans. Jennison believes that providing such option, pension or benefit plans to outside directors may create a conflict of interest and compromise such directors’ ability to vote independently on executive management and employee option, pension and benefit plans.
AMEND DIRECTOR STOCK INCENTIVE PLAN ISSUE CODE 1511
Vote AGAINST a management proposal to amend a stock option plan for non-employee directors.
In light of the significant role of outside directors, Jennison believes that outside directors deserve reasonable compensation for their services. Jennison believes that outside director compensation should be in the form of cash or awards of stock, but should not include any other option, pension or benefit plans. Jennison believes that providing such option, pension or benefit plans to outside directors may create a conflict of interest and compromise such directors’ ability to vote independently on executive management and employee option, pension and benefit plans.
ADD SHARES TO DIRECTOR STOCK INCENTIVE PLAN ISSUE CODE 1512
Vote AGAINST a management proposal to add shares to a stock option plan for non-employee directors.
In light of the significant role of outside directors, Jennison believes that outside directors deserve reasonable compensation for their services. Jennison believes that outside director compensation should be in the form of cash or awards of stock, but should not include any other option, pension or benefit plans. Jennison further believes that providing such option, pension or benefit plans to outside directors may create a conflict of interest and compromise such directors’ ability to vote independently on executive management and employee option, pension and benefit plans.

ADOPT EMPLOYEE STOCK PURCHASE PLAN ISSUE CODE 1520
Vote CASE-BY-CASE on a management proposal to adopt an employee stock purchase plan.
Vote AGAINST a management proposal to adopt an employee stock purchase plan IF the proposed plan allows employees to purchase stock at prices of less than 85% of the stock’s fair market value.
Vote AGAINST a management proposal to adopt an employee stock purchase plan IF the equity dilution represented by the proposed plan, as calculated by IRRC, is more than 10%
Vote AGAINST a management proposal to adopt an employee stock purchase plan IF the potential dilution of all plans, as calculated by IRRC, is more than 15%.
Employee stock purchase plans allow the employees of a company to purchase the company’s stock at market or below-market prices. In principle we encourage such plans as the employees become shareholders and their interests are aligned with ours. However, we do want to prevent excessive dilution stemming from plans that allow employees to purchase stock at significant market discounts. We will support employee stock purchase plans if the cost basis to the employee is at least 85% of the fair market value (i.e. discount is less than 15%). If the cost basis is greater than 75% but less than 85% of fair market value (discount of 15% to 25%) we will support the plan only if it passes a dilution test which requires that the dilution from the plan does not exceed 10% of the company’s outstanding stock and the total dilution from all employee stock option and stock purchase plans (old and new) does not exceed 15%. If the cost basis is below 76% of the fair market value (discount greater than 25%) we will oppose the plan.
Vote AGAINST new plans that allow re-pricing (i.e. Underwater Options).
AMEND EMPLOYEE STOCK PURCHASE PLAN ISSUE CODE 1521
Vote CASE-BY-CASE on a management proposal to amend an employee stock purchase plan.
Employee stock purchase plans allow the employees of a company to purchase the company’s stock at market or below-market prices. In principle we encourage such plans as the employees become shareholders and their interests are aligned with ours. However, we do want to prevent excessive dilution stemming from plans, which allow employees to purchase stock at significant market discounts. We will support employee stock purchase plans if the cost basis to the employee is at least 85% of the fair market value (i.e. discount is less than 15%). If the cost basis is greater than 75% but less than 85% of fair market value (discount of 15% to 25%) we will support the plan only if it passes a dilution test which requires that the dilution from the plan does not exceed 10% of the company’s outstanding stock and the total dilution from all employee stock option and stock purchase plans (old and new) does not exceed 15%. If the cost basis is below 76% of the fair market value (discount greater than 25%) we will oppose the plan.
ADD SHARES TO EMPLOYEE STOCK PURCHASE PLAN ISSUE CODE 1522
Vote CASE-BY-CASE on a management proposal to add shares to an employee stock purchase plan.
Vote AGAINST a management proposal to add shares to an employee stock purchase plan IF the proposed plan allows employees to purchase stock at prices of less than 85% of the stock’s fair market value.
Vote AGAINST a management proposal to add shares to an employee stock purchase plan IF the dilution represented by this proposal is more than 10% of the outstanding common equity.
Vote AGAINST a management proposal to add shares to an employee stock purchase plan IF the potential dilution of all plans, as calculated by IRRC, is more than 15%.
Employee stock purchase plans allow the employees of a company to purchase the company’s stock at market or below-market prices. In principle we encourage such plans as the employees become shareholders and their interests are aligned with ours. However, we do want to prevent excessive dilution stemming from plans, which allow employees to purchase stock at significant market discounts. We will support employee stock purchase plans if the cost basis to the employee is at least 85% of the fair market value (i.e. discount is less than 15%).
ADOPT STOCK AWARD PLAN ISSUE CODE 1530
Vote CASE-BY-CASE on a management proposal to adopt a stock award plan for executives.
DILUTION:

Vote AGAINST a new plan if the shares set aside exceed 10% of the company’s outstanding shares or vote AGAINST if the total set aside under all executive and directors compensation plans (old and new), exceeds 15% of shares outstanding.
AMEND STOCK AWARD PLAN ISSUE CODE 1531
Vote CASE-BY-CASE on a management proposal to amend a stock award plan for executives.
DILUTION:
Vote AGAINST a new plan if the shares set aside exceed 10% of the company’s outstanding shares or vote AGAINST if the total set aside under all executive and directors compensation plans (old and new), exceeds 15% of shares outstanding.
ADD SHARES TO STOCK AWARD PLAN ISSUE CODE 1532
Vote CASE-BY-CASE on a management proposal to add shares to a stock award plan for executives.
DILUTION:
Vote AGAINST a new plan if the shares set aside exceed 10% of the company’s outstanding shares or vote AGAINST if the total set aside under all executive and directors compensation plans (old and new), exceeds 15% of shares outstanding.
AND
Vote AGAINST new plans that allow re-pricing (i.e. Underwater Options).
ADOPT DIRECTOR STOCK AWARD PLAN ISSUE CODE 1540
Vote CASE-BY-CASE on a management proposal to adopt a stock award plan for non-employee directors.
Vote AGAINST a management proposal to adopt a stock award plan for non-employee directors IF the dilution represented by this proposal, as calculated by IRRC, is more than 10%.
Vote AGAINST a management proposal to adopt a stock award plan for non-employee directors IF the potential dilution from all plans (including this proposal), as calculated by IRRC, is more than 15%.

In light of the significant role of outside directors, Jennison believes that outside directors deserve reasonable compensation for their services. Furthermore, Jennison believes that outside director compensation should be in the form of cash or awards of stock, but should not include any other option, pension or benefit plans. Jennison believes that providing such option, pension or benefit plans to outside directors may create a conflict of interest and compromise such directors’ ability to vote independently on executive management and employee option, pension and benefit plans.
AMEND DIRECTOR STOCK AWARD PLAN ISSUE CODE 1541
Vote CASE-BY-CASE on a management proposal to amend a stock award plan for non-employee directors.
Vote AGAINST a management proposal to amend a stock award plan for non-employee directors IF the potential dilution represented by this proposal, as calculated by IRRC, is more than 10%.
Vote AGAINST a management proposal to amend a stock award plan for non-employee directors IF the potential dilution from all plans, including this proposal, as calculated by IRRC (overhang), is more than 15%.
ADD SHARES TO DIRECTOR STOCK AWARD PLAN ISSUE CODE 1542
Vote CASE-BY-CASE on a management proposal to add shares to a stock award plan for non-employee directors.
Vote AGAINST a management proposal to a stock award plan for non-employee directors IF the dilution represented by the proposal is more than 10% of the outstanding common stock.
AND
Vote AGAINST a management proposal to add shares to a stock award plan for non-employee directors IF the potential dilution from all plans, including this proposal, as calculated by IRRC (overhang), is more than 15%.
APPROVE ANNUAL BONUS PLAN ISSUE CODE 1560

Vote CASE-BY-CASE on a management proposal to approve an annual bonus plan.
Bonus plans generally serve to attract, retain and motivate qualified executives. Payouts under these plans may be in cash or stock and are usually tied to the attainment of certain financial or other performance goals. Since bonus plans are generally tied to performance, these proposals should be supported.
Vote AGAINST a management proposal to approve an annual bonus plan IF the maximum per-employee payout is not disclosed.
The maintenance of favorable tax treatment for executive compensation benefits shareholders. Companies should follow all requirements necessary to qualify compensation for the performance exemption. Any loss of income to the corporation stemming from a company’s failure to retain this tax deduction would come out of the pockets of its shareholders. Failure to disclose the maximum per-employee payouts may cost an exemption from the $1 million limit on the amount of “non-performance-based pay” that a public company may deduct for income tax purposes. As a result, all management proposals to approve bonus plans that do not disclose maximum per-employee payouts should be opposed.
Vote AGAINST a management proposal to approve an annual bonus plan IF performance criteria are not disclosed.
Shareholders may reasonably expect to be informed of the performance measures related to management bonuses. As a result, management proposals to approve bonus plans that do not disclose performance criteria should be opposed.
APPROVE SAVINGS PLAN ISSUE CODE 1561
Vote FOR a management proposal to adopt a savings plan.
The Internal Revenue Service limits the extent to which “highly paid” employees may participate in company-sponsored employee stock purchase plans and savings plans such as 401k savings plans. These proposals allow highly paid executives to enjoy the benefits extended to a broad base of company employees.
APPROVE OPTION/STOCK AWARDS ISSUE CODE 1562
Vote CASE-BY-CASE on a management proposal to grant a one-time stock option.

Vote AGAINST a management proposal to grant a one-time stock option IF the option is priced at less than 90% of the fair market value on the grant date.
Vote AGAINST a management proposal to grant one-time option/stock award IF the dilution represented by the award, as calculated by IRRC, is more than 10% percent.
Vote AGAINST a management proposal to approve a stock option or stock award IF minimum equity overhang from all company plans including this proposal, as calculated by IRRC, is more than 15% of the total outstanding common equity.
ADOPT DEFERRED COMPENSATION PLAN ISSUE CODE 1563
Vote CASE-BY-CASE on a management proposal to adopt a deferred compensation plan.
APPROVE LONG-TERM BONUS PLAN ISSUE CODE 1564
Vote FOR a management proposal to approve a long-term bonus plan.
Bonus plans generally serve to attract, retain and motivate qualified executives. Payouts under these plans may be in cash or stock and are usually tied to the attainment of certain financial or other performance goals. Since bonus plans are generally tied to performance, these proposals should be supported.
Vote AGAINST a management proposal to approve a long-term bonus plan IF the maximum per-employee payout is not disclosed.
The maintenance of favorable tax treatment for executive compensation benefits shareholders. Companies should follow all requirements necessary to qualify compensation for the performance exemption. Any loss of income to the corporation stemming from a company’s failure to retain this tax deduction would come out of the pockets of its shareholders. Failure to disclose the performance criteria used to generate executive bonus payouts may cost an exemption from the $1 million limit on the amount of “non-performance based pay” that a public company may deduct for income tax purposes. In addition, shareholders may reasonably expect to be informed of the performance measures related to management bonuses. As a result, management proposals to approve bonus plans that do not disclose performance criteria should be opposed.
APPROVE EMPLOYMENT AGREEMENTS ISSUE CODE 1565

Vote FOR a management proposal to approve an employment agreement or contract.
Employment agreements/contracts are necessary to attract, retain and motivate executives. Companies must offer these arrangements to key executives to remain competitive.
AMEND DEFERRED COMPENSATION PLAN ISSUE CODE 1566
Vote FOR a management proposal to amend a deferred compensation plan.
Companies frequently sponsor deferred compensation plans that allow executives and non-employee directors to defer pay and any related taxes until some later date. The deferred amounts usually may be deposited into interest-bearing accounts or invested in company stock accounts. Frequently, payouts under deferred compensation plans are made in cash. These plans represent a fairly standard component of executive and non-employee director compensation packages. Since these plans do not constitute a significant addition to executive and non-employee director pay packages, proposals to adopt deferred compensation plans should be supported.
EXCHANGE UNDERWATER OPTIONS ISSUE CODE 1570
Vote AGAINST a management proposal to exchange underwater options (options with a per-share exercise price that exceeds the underlying stock’s current market price).
Shareholders are harmed by the practice of re-pricing or replacing so-called “underwater” options. This practice constitutes a giveaway to executives. Shareholders do not have the same protection from falling prices. It negates the notion of tying management incentives to stock performance.
AMEND ANNUAL BONUS PLAN ISSUE CODE 1581
Vote FOR a management proposal to amend an annual bonus plan.
Bonus plans generally serve to attract, retain and motivate qualified executives. Payouts under these plans may be in cash or stock and are usually tied to the attainment of certain financial or other performance goals. Since bonus plans are generally tied to performance, these proposals should be supported.

REAPPROVE OPTION/BONUS FOR OBRA ISSUE CODE 1582
Vote FOR a management proposal to re-approve a stock option or bonus plan for satisfying requirements of the OBRA.
Incentive plans generally serve to attract, retain and motivate qualified executives. Payouts under these plans may be in cash or stock and are usually tied to the attainment of certain financial or other performance goals. Since incentive plans are generally tied to performance, these proposals should be supported. Maintaining performance-based qualifications under Section 162(m) are important so that the company is not charged an accounting expense for the compensation issued under these plans.
Vote AGAINST a management proposal to re-approve a stock option or bonus plan IF the maximum per-employee payout is not disclosed.
Vote AGAINST a management proposal to re-approve a stock option or bonus plan for employees if performance criteria are not disclosed.
Vote AGAINST a management proposal to re-approve a stock option or bonus plan for employees IF the company authorized the re-pricing or replacement of underwater options without shareholder approval within the past three years.
AMEND LONG TERM BONUS PLAN ISSUE CODE 1586
Vote FOR a management proposal to amend a long-term bonus plan.
Bonus plans generally serve to attract, retain and motivate qualified executives. Payouts under these plans may be in cash or stock and are usually tied to the attainment of certain financial or other performance goals. Since bonus plans are generally tied to performance, these proposals should be supported.
SP-SHAREHOLDER APPROVAL OF AUDITIORS ISSUE CODE 2000
Vote AGAINST a shareholder proposal calling for stockholder ratification of auditors.
The company, through the audit committee, is in the best position to select an auditor. Shareholders should defer to management in this matter.
SP-AUDITORS MUST ATTEND ANNUAL MEETING ISSUE CODE 2001

Vote AGAINST a shareholder proposal calling for auditors to attend the annual meeting.
Meeting attendance by the auditor serves no useful purpose, since the Securities and Exchange Commission mandates detailed financial disclosure by the company in its annual report, 10-K and other filings.
SP-LIMIT CONSULTING BY AUDITORS ISSUE CODE 2002
Vote AGAINST a shareholder proposal to limit consulting by a company’s independent auditors.
The Sarbanes-Oxley Act of 2002 (“the Act”) contains provisions that establish safeguards that promote auditor independence. Since the Act requires audit committees to pre-approve non-audit services, there is no need to set arbitrary limitations on the provision of these services. An independent oversight board, which the SEC oversees, is responsible for setting audit, quality control, and ethical standards for audits and is responsible for inspecting, investigating and disciplining firms and their accountants. Subject to regulatory restrictions, audit committees should have discretion to determine whether to use their outside audit firm or another firm for services not related to the audit process. An accountant’s familiarity with the company’s financial structure, gained through providing non-audit services, can improve the quality of the audit.
SP-ROTATE AUDITORS ISSUE CODE 2003
Vote AGAINST a shareholder proposal asking the company to rotate its auditors.
Mandatory auditor rotation could prevent an auditor from developing a detailed understanding of a company’s business, operations, systems, legal structure and accounting practices, and therefore, would reduce the quality and efficiency of the audit process. In addition, it could be costly to the company. Because of the limited pool of accounting firms, auditor rotation may be difficult to implement.
SP-RESTORE PREEMPTIVE RIGHTS ISSUE CODE 2010
Vote FOR a shareholder proposal to restore preemptive rights.
In the absence of preemptive rights, direct stock issuances dilute the positions of stockholders. These rights permit investors to maintain their relative equity position in a company. Preemptive rights reinforce the notion that shareholders own the corporation and are entitled to anything of value distributed by the company, including the opportunity to buy potentially valuable new securities. These rights enable shareholders to maintain their proportional ownership in a company and preserve their voting interests. Moreover, studies indicate that preemptive rights offerings are less expensive than underwritten offerings.
SP-STUDY SALE OR SPIN-OFF ISSUE CODE 2030
Vote CASE BY CASE
SP-ADOPT CONFIDENTIAL VOTING ISSUE CODE 2100
Vote FOR a shareholder proposal asking the board to adopt confidential voting and independent tabulation of proxy ballots.
The entire corporate governance system is built on the foundation of the proxy voting process. If the voting system is not fair, the system will not work. It is essential that corporations provide confidential treatment to shareholders and tabulation by a third party for all proxies, ballots and voting authorizations. Proxy voting should be conducted under the same rules of confidentiality that apply to voting in political elections. Open balloting allows companies to re-solicit shareholders to urge them to change their votes—which shareholder proponents do not have an opportunity to do—and creates an opportunity for coercion. Confidential voting minimizes the possibility that shareholders, especially money managers, will be subject to conflicts of interests. Any minimal costs that must be incurred in implementing a confidential voting policy are outweighed by the benefits to shareholders.
SP-COUNTING SHAREHOLDER VOTES ISSUE CODE 2101
Vote FOR a shareholder proposal asking the company to refrain from counting abstentions and broker non-votes in vote tabulations.
The true measure of support in any voting system is the number of votes cast for and against a particular proposal. A ballot marked “abstain” or a non-vote represents the absence of any real indication of support. When such votes are tabulated, however, they have the effect of a vote against the resolution.
SP-NO DISCRETIONARY VOTING ISSUE CODE 2102
Vote FOR a shareholder proposal to eliminate the company’s discretion to vote unmarked proxy ballots.

The board of directors should not have the right to vote signed but unvoted ballots. The true measure of support in any voting system is the number of votes cast for and against a particular proposal. An unmarked ballot represents the absence of any real indication of support.
SP-EQUAL ACCESS TO THE PROXY ISSUE CODE 2110
Vote AGAINST a shareholder proposal to provide equal access to the proxy materials for shareholders.
SEC proxy rules already provide ample means for shareholders to participate in the voting process. Under the proxy rules, shareholders have the right to have proposals included in the proxy statement. Many companies also provide shareholders with the right to suggest director candidates to the nominating committee. It would be unworkable to open the proxy mechanism because of the large number of shareholders who might wish to insert comments or offer nominations. Implementing this proposal would put this company at a disadvantage because other companies are not required to do so.
SP-IMPROVE MEETING REPORTS ISSUE CODE 2120
Vote AGAINST a shareholder proposal to improve annual meeting reports.
SEC proxy rules already provide ample means for shareholders to participate in the voting process. Under the proxy rules, shareholders have the right to have proposals included in the proxy statement. Many companies also provide shareholders with the right to suggest director candidates to the nominating committee. It would be unworkable to open the proxy mechanism because of the large number of shareholders who might wish to insert comments or offer nominations. Implementing this proposal would put this company at a disadvantage because other companies are not required to do so.
SP-CHANGE ANNUAL MEETING DATE ISSUE CODE 2130
Vote AGAINST a shareholder proposal to change the annual meeting location.
The location of the annual meeting is a non-issue. Attendance at the meeting by proxy is always an option. The vast majority of shareholders choose not to attend annual meetings in person, even those that are held in major metropolitan areas. Keeping it at a fixed location can be cost-effective and reasonable, and it is best to leave the issue to the discretion of management and the board.

SP-CHANGE ANNUAL MEETING DATE ISSUE CODE 2131
Vote AGAINST a shareholder proposal to change the annual meeting date.
Changing the annual meeting date could delay the annual meeting and result in increased costs by requiring separate mailings of the proxy statement and the annual report. In addition, because the fiscal years of many companies end in December, meeting date conflicts are inevitable. Finally, most shareholders do not attend the annual meetings in person and choose to do so by proxy.
SP-BOARD INCLUSIVENESS ISSUE CODE 2201
Vote FOR a shareholder proposal asking the board to include more women and minorities as directors.
Diversity on the board is important. A vote for a non-binding shareholder proposal seeking to increase the participation of women and minorities on the board sends the proper signal to the board, but it does not compromise the flexibility of the board to search for the best possible candidates.
SP-INCREASE BOARD INDEPENDENCE ISSUE CODE 2202
Vote AGAINST a shareholder proposal to increase board independence.
The board of directors and management of the company are in the best position to determine a workable, efficient structure for the board of directors. The board should be free to identify the individuals who will best serve the shareholders without being hindered by arbitrary limits. Many factors contribute to a successful and well-run board, including the skills, insights and experiences that are offered by directors classified by many as affiliates. “Independence” is not easily defined. The use of an arbitrary standard for “independence” would limit the board’s ability to nominate the best candidates.
SP-DIRECTOR TENURE/RETIREMENT AGE ISSUE CODE 2203
Vote AGAINST a shareholder proposal seeking to limit the period of time a director can serve by establishing a retirement or tenure policy.

We believe that experienced board members can bring continuity and insight into the management of a company. Term limits may result in the loss of good board members. Therefore, we will vote against term limit proposals.
SP-MINIMUM STOCK OWNERSHIP BY DIRECTORS ISSUE CODE 2204
Vote FOR a shareholder proposal to require minimum stock ownership by directors.
We encourage directors to own stock and thereby more closely align themselves with the stockholders. We recognize that management may choose to seek directors from a wide range of economic backgrounds. We believe, therefore, that minimum stock ownership requirement should be set at reasonable levels
SP-ALLOW UNION/EMPLOYEE REPRESENTATIVES ON THE BOARD ISSUE CODE 2205
Vote CASE BY CASE
SP-DIRECTOR’S ROLE IN CORPORATE STRATEGY ISSUE CODE 2206
Vote AGAINST a shareholder proposal seeking to increase disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan.
Strategy planning tasks are within the normal definition of the directors’ role and do not need to be specifically disclosed, and/or are adequately defined in most companies’ existing documents. Too much disclosure regarding strategy formation may put the company at a competitive disadvantage.
SP-INCREASE NOMINATING COMMITTEE INDEPENDENCE ISSUE CODE 2210
Vote FOR a shareholder proposal calling for an all-independent nominating committee.
These proposals suggest that an independent nominating committee (without any management representatives) be established to choose new board candidates. Proponents of this amendment suggest that an independent nominating committee is essential to ensure an independent and accountable board. We agree.

Management can be involved in the selection of outside directors by providing recommendations to the nominating committee
SP-CREATE NOMINATING COMMITTEE ISSUE CODE 2211
Vote FOR a shareholder proposal to create a nominating committee of the board.
Directors represent shareholder interests and are responsible for selecting and monitoring the corporation’s management team. As a result, a nominating committee should be established to ensure that the most qualified directors, including individuals who are free of ties to incumbent management, are nominated to the board. A nominating committee would focus on the structure and membership of the entire board and would allow the full board to concentrate on other issues.
SP-CREATE SHAREHOLDER COMMITTEE ISSUE CODE 2212
Vote FOR a shareholder proposal urging the creation of a shareholder committee.
Shareholder committees provide shareholders with forums to channel their views to the board. These committees also give shareholders an opportunity to discuss issues relevant to their investments in corporations.
SP-INDEPENDENT BOARD CHAIRMAN ISSUE CODE 2214
Vote AGAINST a shareholder proposal asking that the chairman of the board of directors be chosen from among the ranks of the non-employee directors.
The directors owe a fiduciary duty to shareholders to enhance the long-term value of the corporation. The board of directors is in the best position to assess the corporation’s needs and to create the best possible structure of the company’s management. The requirement for an independent chairman would add an unnecessary layer of bureaucracy to the management of the company and could dilute the power of the CEO to provide effective leadership. The board should be able to turn to a non-employee chairman when the circumstances dictate, such as an unexpected vacancy or a transitional period. But arbitrarily forcing a split of the jobs of CEO and chairman of the board may not be in the best interest of the corporation.
SP-LEAD DIRECTOR ISSUE CODE 2215

Vote FOR a shareholder proposal asking that a lead director be chosen from among the ranks of the non-employee directors.
The directors are elected to oversee the corporation on behalf of the owners—the shareholders. A lead director can act as an independent conduit of communication to the board and often is encouraged when the CEO also holds the board chair position. A lead director would be responsible for coordinating the non-employee director’s evaluation of the board’s performance and the contribution of each board member. Implementation of this proposal would establish a formal structure to promote an active role by independent directors on the board.
SP-ADOPT CUMULATIVE VOTING ISSUE CODE 2220
Vote AGAINST a shareholder proposal calling for the adoption of cumulative voting.
Cumulative voting may give minority shareholders too much voting control and may divide the board into conflicting special interests, undermining the board’s ability to work in the best interests of all shareholders.
SP-REQUIRE NOMINEE STATEMENT IN PROXY ISSUE CODE 2230
Vote AGAINST a shareholder proposal to require directors to place a statement of candidacy in the proxy statement.
The board is best qualified to select the nominees for the board. Directors are usually selected after a search process that includes personal interviews and background checks. The company should only be required to comply with the Securities and Exchange Commission’s disclosure requirements for each nominee and the implementation of this proposal would put the company at a competitive disadvantage. Forcing directors to comply with any further requirements may discourage qualified individuals from serving on the board.
SP-DOUBLE BOARD NOMINEES ISSUE CODE 2231
Vote AGAINST a shareholder proposal to nominate two director candidates for each open board seat.
This type of election system would create a political environment in which nominees compete with each other for the available board seats. The appropriate role of the directors is to present shareholders with a slate of director candidates who are most qualified and who are ready, willing and able to oversee the management of a company’s affairs. The implementation of this proposal would make the recruitment of potential directors more difficult and would preclude the board from fulfilling its fiduciary responsibility of advising shareholders on matters in which they are asked to vote.
SP-DIRECTOR LIABLILITY ISSUE CODE 2240
Vote FOR a shareholder proposal to make directors liable for acts or omissions that constitutes a breach of fiduciary care resulting from a director’s gross negligence and/or willful neglect.
Directors’ business decisions while serving on a board can involve serious consequences. Their conduct can have a large impact, financially and otherwise, on the welfare of a company and its shareholders. Increasing directors’ personal accountability for their actions on the board will encourage directors to uphold their fiduciary duties in making these business decisions. This will cause directors to conduct themselves with increased diligence, and will help prevent corruption and negligence among the board.
SP-REPEAL CLASSIFIED BOARD ISSUE CODE 2300
Vote FOR a shareholder proposal to repeal a classified board.
Classified boards may serve to entrench management. Since only a minority of the directors stand for election each year, shareholders do not have the ability to out any other directors who may be acting in a fashion that is against the interests of shareholders.
SP-REDEEM OR VOTE ON POISON PILL ISSUE CODE 2310
Vote FOR a shareholder proposal asking the board to redeem or to allow shareholders to vote on a poison pill/shareholder rights plan.
Poison pill plans go to the heart of who owns the company — shareholders or the board. Poison pills take decisions on mergers and tender offers out of shareholders’ hands by providing directors virtual veto power over an offer. They strip shareholders of their basic right to decide when, to whom and upon what terms to sell their shares. Poison pill plans may harm shareholder value, and can entrench management by deterring stock acquisition offers that are not favored by the board of directors. Instead of fostering negotiations, poison pill plans are designed to discourage or thwart offers before they are ever made. This results in management entrenchment to the detriment of shareholders. Pill plans may tend to depress stock price and promote poor corporate performance. Several studies and other analyses point to a drop in share value at the time of the adoption of a rights plan. Shareholders, not the directors, are best qualified to determine when and for what price they will sell their shares.
SP-ELIMINATE SUPERMAJORITY PROVISION ISSUE CODE 2320
Vote FOR a shareholder proposal that seeks to eliminate supermajority vote requirements.
Supermajority vote provisions may stifle bidder interest in the company altogether and thereby devalue the stock. Supermajority requirements are often set so high that they discourage tender offers altogether. They may also make it nearly impossible for shareholders to amend anti-takeover provisions contained in charters or bylaws. Some economic studies have shown slight negative stock price effects on the adoption of supermajority vote provisions.
SP-REDUCE SUPERMAJORITY PROVISION ISSUE CODE 2321
Vote FOR a shareholder proposal that seeks to reduce supermajority vote requirements.
Supermajority vote provisions may stifle bidder interest in the company altogether and thereby devalue the stock. Supermajority requirements are often set so high that they discourage tender offers altogether. They may also make it nearly impossible for shareholders to amend anti-takeover provisions contained in charters or bylaws. Some economic studies have shown slight negative stock price effects on the adoption of supermajority vote provisions.
SP-REPEAL FAIR PRICE PROVISION ISSUE CODE 2324
Vote AGAINST a shareholder proposal that seeks to repeal fair price provisions.
Fair price provisions help guard against two-tiered tender offers in which a raider offers a substantially higher cash bid for an initial and often controlling stake in a company and then offers a lower price for the remaining shares. The coercive pressures associated with such an offer may force shareholders to tender before they have considered all relevant facts. These provisions guarantee an equal price for all shareholders.

SP-RESTORE RIGHT TO CALL A SPECIAL MEETING ISSUE CODE 2325
Vote FOR a shareholder proposal to restore shareholders’ right to call a special meeting.
The ability of shareholders to call a special meeting is an important right. Without the right, shareholders may have to wait for the annual meeting to take action. Such delays may not be in the best interest of shareholders. Shareholders should have access to procedures that permit them, the owners of the corporation, to bring special circumstances to the attention of the other owners. Limitations on shareholder actions can entrench management, render a corporation less attractive as a takeover candidate and give management a decided advantage in a takeover.
SP-RESTORE RIGHT TO ACT BY WRITTEN CONSENT ISSUE CODE 2326
Vote FOR a shareholder proposal to restore shareholders’ right to act by written consents.
Written consent allows shareholders to initiate actions without calling a special meeting or waiting until the annual meeting.
Shareholders should have access to procedures that permit them, the owners of the corporation, to bring special circumstances to the attention of the other owners. Limitations on shareholder actions can entrench management, render a corporation less attractive as a takeover candidate and give management a decided advantage in a takeover.
SP-PROHIBIT TARGETED SHARE PLACEMENT ISSUE CODE 2330
Vote AGAINST a shareholder proposal to limit the board’s discretion to issue targeted share placements or to require shareholder approval before such block placements can be made.
The corporation’s management team, subject to the review of the board of directors, is responsible for the company’s day-to-day operations and strategic planning. As a result, it is best suited to judge the corporation’s current and future requirements for raising additional capital. Targeted share placements are less expensive to execute than issuing stock, do not require the high interest rate of traditional debt and can be structured to benefit a limited number of parties. Placing limits on the ability of management and the board to issue blocks of preferred stock to fund the corporation’s current operations and future growth is unnecessary and may reduce the corporation’s ability to meet its capital needs.

SP-OPT OUT OF STATE TAKEOVER STATUTE ISSUE CODE 2341
Vote CASE-BY-CASE on a shareholder proposal seeking to force the company to opt out of a state anti-takeover statutory provision.
SP-REINCORPORATION ISSUE CODE 2342
Vote AGAINST a shareholder proposal to reincorporate the company in another state.
The board is best qualified to determine the state regulatory environment that is best suited to the company’s needs. The board must have the flexibility to take advantage of the appropriate statutory structure that it believes offers it the flexibility to respond to real or perceived threats to the corporation and its shareholders. Economic studies on state anti-takeover statutes have yielded mixed results. Some studies have found that the adoption of state laws has no significant impact on share value. As a result, there is no clear evidence that the adoption of anti-takeover statutes affect share value or that such laws deter takeovers.
SP-ADOPT ANTI-GREENMAIL PROVISION ISSUE CODE 2350
Vote FOR a shareholder proposal to limit greenmail payments.
Greenmail is the name given to certain discriminatory share repurchases. Typically, it refers to a payment that a raider receives from a company in exchange for the raider’s shares and a guarantee to terminate a takeover bid. This payment is usually a premium above the market price, so while greenmail can ensure the continued independence of a company, it discriminates against the other stockholders. Buying out the shares of one owner at a price not available to others is unfair. The payment of greenmail may also have an adverse effect on corporate image, among both business associates and consumers. Some economic studies show that greenmail devalues a company’s stock price.
RESTRICT EXECUTIVE COMPENSATION ISSUE CODE 2400
Vote AGAINST a shareholder proposal to restrict executive compensation.
Compensation packages may serve to align executive and shareholder interests. Shareholders should not seek to micromanage the board’s executive compensation systems, and should defer to the judgment of the board in these matters.

Vote AGAINST a shareholder proposal to restrict executive compensation IF the proposal attempts to limit executive pay without linking compensation to a financial performance measure.
Executive pay levels can be excessive, which becomes a particular concern when pay levels are not tied sufficiently to financial performance. Linking pay to performance is a key issue for shareholder value, and proposals urging such a link merit support.
SP-DISCLOSE EXECUTIVE COMPENSATION ISSUE CODE 2401
Vote AGAINST a shareholder proposal to enhance the disclosure of executive compensation.
In 1992, the Securities and Exchange Commission amended the proxy statement disclosure requirements for executive pay. Disclosure of executive compensation beyond what the SEC requires provides no new meaningful information to shareholders and is unnecessary
SP-RESTRICT DIRECTOR COMPENSATION ISSUE CODE 2402
Vote AGAINST a shareholder proposal to restrict director compensation.
Compensation packages are necessary to attract, motivate and retain qualified directors. Compensation packages may serve to align director and shareholder interests. Shareholders should not seek to micro-manage the board’s existing compensation systems, and should defer to the judgment of the board in these matters.
SP-CAP EXECUTIVE PAY ISSUE CODE 2403
Vote AGAINST a shareholder proposal to cap executive pay.
Pay caps are not in the best interests of shareholders. Caps may put a company at a competitive disadvantage by negatively affecting its ability to attract, motivate and retain highly qualified executives. A company using pay caps may risk getting stuck with mediocre managers and losing its best talent to higher paying companies.
SP-PAY DIRECTORS IN STOCK ISSUE CODE 2405

Vote AGAINST a shareholder proposal calling for directors to be paid solely with company stock.
Compensation packages are necessary to attract, motivate and retain qualified directors. Shareholders should not seek to micromanage the board’s compensation systems, and should defer to the judgment of the board in determining the proper balance of directors’ compensation packages.
SP-APPROVE EXECUTIVE COMPENSATION ISSUE CODE 2406
Vote AGAINST a shareholder proposal calling for shareholder votes on executive pay.
Shareholders do not have the expertise necessary to determine appropriate and competitive pay levels. Directors are elected by shareholders to oversee the management of the company. Shareholders should defer to the judgment of the board in these matters
SP-RESTRICT DIRECTOR PENSIONS ISSUE CODE 2407
Vote FOR a shareholder proposal calling for the termination of director retirement plans.
Retirement benefits for non-employee directors are unnecessary and inappropriate. These plans may create a conflict of interest by encouraging directors to remain on the board for no other reason than to receive retirement benefits. Few companies provide these benefits to shareholders.
SP-REVIEW/REPORT ON/LINK EXECUTIVE PAY TO SOCIAL PERFORMANCE ISSUE CODE 2408
Vote AGAINST shareholder proposals that ask management to review, report on and/or link executive compensation to non-financial criteria, particularly social criteria.
While proposals asking companies to link pay to social performance ostensibly relate to executive compensation, the real intent of the proposal is to change company practices on employee and environmental issues, which fall within the realm of ordinary business matters that should be left to the judgment of managers. Pay should be linked to financial performance, and non-financial criteria can cloud the picture. To the extent that pay should include non-financial criteria, the board should exercise its judgment on appropriate measures, and not be pushed on this issue by shareholders.
SP-NO REPRICING OF UNDERWATER OPTIONS ISSUE CODE 2409
Vote FOR a shareholder resolution seeking shareholder approval to re-price or replace underwater stock options.
Stock options can be very lucrative for employees and are justified because they provide a key element in compensation packages aligning the interest of executives with that of shareholders. However, stock options are valuable only if the stock price increases from the day the option is granted. Programs that allow the company to re-price or replace underwater options (turn in options with exercise prices above the current market value of the stock for new options at or below the market value) eliminate the downside exposure executives face to a fall in the stock’s price.
SP-GOLDEN PARACHUTES ISSUE CODE 2414
Vote AGAINST a shareholder proposal calling for a ban or shareholder vote on future golden parachutes.
Golden parachutes, which are severance packages contingent upon a change in control, are in the best interests of shareholders. Since parachutes provide specified benefits, they ensure that executives will continue to devote their time and attention to the business despite the threat of potential job loss due to a change in control. Golden parachutes ensure that executives will not oppose a merger that might be in the shareholders’ best interests but may cost the executives their jobs. Even during periods free from takeover threats, golden parachutes are in the best interests of shareholders. They help to attract and retain qualified executives. Golden parachutes have also become a standard component of executive pay packages, so the packages help companies offer competitive compensation packages. In light of these reasons, the board of directors should have the discretion to adopt future golden parachutes.
Vote AGAINST a shareholder proposal calling for a ban or shareholder vote on future golden parachutes IF the highest payout formula of current agreements does not exceed 3 times an executive’s salary and bonus.
Even during periods free from takeover threats, golden parachutes, which are severance packages contingent upon a change in control, are frequently in the best interests of shareholders. They help to attract and retain qualified executives. Golden parachutes have become a standard component of executive pay packages, and may be necessary to remain competitive in attracting key executives. While golden parachutes may be in the best interests of shareholders, some may be excessive. Golden parachutes should be opposed if the potential payouts to any of the covered executives exceed the level set forth in this guideline.
SP-AWARD PEFORMANCE BASED STOCK OPTIONS ISSUE CODE 2415
Vote AGAINST a shareholder resolution seeking to award performance-based stock options.
Stock options generally are awarded at the fair market value on the day they are granted. Executives should benefit from any increase in the value of the stock after the option is granted, just as shareholders realize the increased value of their holdings.
SP-EXPENSE STOCK OPTIONS ISSUE CODE 2416
Vote AGAINST a shareholder proposal establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement.
Current accounting rules give companies the choice of reporting stock option expenses annually in the company income statement or as a footnote in the annual report. Most companies report the cost of stock options on a pro-forma basis in a footnote in the annual report, rather than include the option costs in determining operating income.
Companies will likely cut back on option grants if they are considered an expense, which will ultimately hurt rank and file employees. There is no reliable and standard way to calculate the value of options. Current valuation methods, like the Black-Scholes method, were designed to price short-term tradable options and depend on speculative assumptions. In addition, options are not an expense, but rather a cost incurred by shareholders in the form of dilution, which is reflected in the form of lower earnings per share. Current disclosure is sufficient as the costs are already disclosed in the notes to financial statements in the company’s 10-K filing
SP-PENSION FUND SURPLUS ISSUE CODE 2417
Vote FOR a shareholder proposal that requests future executive compensation be determined without regard to any pension fund income.

Executive incentive compensation should be determined without regard to any pension fund income, so that the compensation of senior executives will be more closely linked to their performance in managing the business. We believe that using “vapor profits,” defined as pension fund earnings, in compensation calculations unfairly boost payouts and awards, and distorts the principle of pay for performance. We believe that only true operating income should be considered in determining executive compensation. This would discourage companies from using pension accounting to manage their earnings by changing assumptions to boost the amount of pension income that can be factored into operating income. It may also discourage companies from boosting pension income at the expense of employees and retirees by reducing anticipated benefits or withholding improved benefits.
SP-CREATE COMPENSATION COMMITTEE ISSUE CODE 2420
Vote FOR a shareholder proposal to create a compensation committee.
Compensation decisions and policies for executive pay should be made by a committee, and this committee should be composed of directors who are not employed by the company and do not have significant personal or business relationships with the company. This ensures that executive pay decisions are made in the best interests of shareholders by directors who are free from potential conflicts of interest.
SP-HIRE INDEPENDENT COMPENSATION CONSULTANT ISSUE CODE 2421
Vote AGAINST a shareholder proposal to increase the independence of the compensation committee.
Setting an arbitrary standard for the compensation committee is unnecessary and not in the best interests of shareholders. Directors are elected by shareholders to oversee the management of the company, and shareholders should defer to their judgment in establishing the composition and membership of board committees.
SP-INCREAS3E COMPENSATION COMMITTEE INDEPENDENCE ISSUE CODE 2422
Vote AGAINST a shareholder proposal to increase the independence of an audit committee.

The board of directors and management of the company are in the best position to determine a workable, efficient structure for the board of directors. The board should be free to identify the individuals who will best serve the shareholders without being hindered by arbitrary rules. In addition, regulatory rules ensure the independence of these committees. Many factors contribute to a successful and well-run board, including the skills, insights and experiences that are offered by directors classified by many as affiliates. “Independence” is not easily defined.
SP-INCREASE KEY COMMITTEE INDEPENDENCE ISSUE CODE 2501
Vote FOR a shareholder proposal to increase the independence of the board’s key committees.
Directors are charged with selecting and monitoring the corporation’s management team. The board must be structured to encourage nominations of “independent” directors—individuals who are free of ties to management. The best way to accomplish this is to limit membership on the board’s key committees to directors who have no ties to the company other than those relationships created as a result of their service on the board.
SP-DEVELOP/REPORT ON HUMAN RIGHTS POLICY ISSUE CODE 3000
Vote AGAINST shareholder proposals that ask management to develop or report on their human rights policies.
Asking management to develop or promote human rights policies could expose its business in certain countries to political retaliation and loss of market share or government contracts. The promotion of human rights overseas is the responsibility of the citizens and governments of those countries and of international diplomacy. We therefore believe it is inappropriate to ask management to develop or report on human rights policies.
SP-REVIEW OPERATION’S IMPACT ON LOCAL GROUPS ISSUE CODE 3005
Vote AGAINST shareholder proposals that ask management to review or report on its operations’ impact
We believe that it is not management’s responsibility, but government’s, to review, resolve or adjudicate such conflicts.

SP-BURMA-LIMIT OR END OPERATIONS ISSUE CODE 3030
Vote AGAINST shareholder proposals that ask management to cut financial and business ties to Burma’s military regime, or to withdraw from or suspend operations in Burma.
The resolution is unnecessary and inappropriate because the question of whether to operate in Burma is an ordinary business decision. Oversight by shareholders (beyond major financial issues that should be discussed in regular corporate reporting) is not appropriate.
SP-BURMA-REVIEW OPERATIONS ISSUE CODE 3031
Vote AGAINST shareholder proposals that ask for a comprehensive report on operations in or contracting from Burma.
The resolution is unnecessary and inappropriate because the question of whether to operate in Burma is an ordinary business decision. Oversight by shareholders (beyond major financial issues that should be discussed in regular corporate reporting) is not appropriate. .
SP-CHINA NO USE OF FORCED LABOR ISSUE CODE 3040
Vote AGAINST a shareholder proposals that ask management to certify that company operations are free of forced labor.
We are satisfied that the company maintains reasonable safeguards against developing relationships with organizations that use forced labor. In addition, the attempt to influence such labor practices could complicate commercial and political relationships that may be important to the company. Thus, the certification proposal is unnecessary.
SP-CHINA ADOPT CODE OF CONDUCT ISSUE CODE 3041
Vote AGAINST shareholder proposals that ask management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China or of similar codes.
We believe adoption of the code would be inappropriate because U.S. companies should not engage in the internal political affairs of host countries to press for human rights. Moreover, management is in the best position to make decisions about pay and working conditions and environmental management. It is the responsibility of employees, local trade unions and the government—not shareholders—to negotiate and/or regulate appropriate levels of compensation and safety requirements. A fundamental tenet of business is to obey local laws. Should these laws change, we believe management will take the steps necessary to comply with any new regulations.
SP-REVIEW MILITARY CONTRACTING CRITERIA ISSUE CODE 3100
Vote AGAINST shareholder proposals that ask management to develop social, economic and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts.
The resolution is unnecessary and inappropriate because management, in the course of pursuing its routine business interests, already considers, acts on, and releases information on many of the criteria that are of concern to the resolution’s proponents. Requiring management to create and publicize a special set of guidelines to govern the way it arrives at, and implements, decisions regarding its Pentagon contracts would constitute an unnecessary duplication of effort, a distraction and a costly burden on the company.
Moreover, the proponents of the resolution are motivated by political and ideological considerations, which are most appropriately addressed in forums other than corporate proxy statements and annual meetings.
SP-REVIEW ECONOMIC CONVERSION ISSUE CODE 3110
Vote AGAINST shareholder proposals that ask management to create a plan for converting company facilities that are dependent on defense contracts toward production for commercial markets.
Conversion planning and forays by defense contractors into commercial markets historically have resulted in unacceptably high rates of failure. The preferred solution to the displacements posed by downturns in defense spending is to allow market forces to run their course, and to allow management to respond to the changing market environment to the best of its ability, unencumbered by politically motivated requests for information or courses of action forced upon it by outside parties.
SP-REVIEW SPACE WEAPONS ISSUE CODE 3120

Vote AGAINST shareholder proposals that ask management to report on the company’s government contracts for the development of ballistic missile defense technologies and related space systems.
Responsibility for deciding whether developing a certain military technology is essential for the nation’s defense resides exclusively with the executive and legislative branches of the U.S. government. Defense contractors have an obligation to participate in programs deemed by our elected officials to be in the national interest. Asking a defense contractor to publicly address the issue of its participation in the development of ballistic missile defense technologies and related space systems would involve management in the inappropriate second-guessing of the national security decisions of the nation’s elected representatives.
Moreover, shareholders interested in knowing more about corporate participation in the development of ballistic missile defense technologies and related space systems can usually gain a clearer picture of any given company’s activities by referring to existing, open sources of information. Preparing a special report on an area that represents a relatively small percentage of the company’s total business activities would constitute an unnecessary and costly burden on management.
SP-REVIEW FOREIGN MILLITARY SALES ISSUE CODE 3130
Vote AGAINST shareholder proposals that ask management to report on the company’s foreign military sales or foreign offset activities.
Responsibility for deciding whether to sell military equipment to allied nations (and under what terms) resides exclusively with the U.S. government. Asking a defense contractor to publicly address the issue of its foreign military sales would involve management in the inappropriate second-guessing of the foreign policy decisions of the nation’s elected representatives. Similarly, we note that offsets have become a necessary component of successful bids, and that U.S. defense contractors must already report to the U.S. government on the terms of their offset agreements. Although they may have some short-term disadvantages, the long-term benefits can include developing business relationships that could lead to valuable technology upgrade contracts in the future. Responsibility for deciding whether to sell military equipment to allied nations—and under what terms— resides exclusively with the U.S. government, and a definitive U.S. policy is under review according to the terms of the Defense Offsets Disclosure Act of 1999.
Provided that the company is in compliance with U.S. law, it should be allowed to pursue its opportunities in foreign markets as it sees fit. Management is in the best position to determine whether the company’s foreign military contracts will yield a positive net income in the short run and maintain or improve its competitive position in the long run. It therefore should be able to go about its business unencumbered by politically motivated requests for information or courses of action forced upon it by outside parties.
SP-LIMIT OR END NUCLEAR WEAPONS PRODUCTION ISSUE CODE
3150
Vote AGAINST shareholder proposals that ask management to limit or end nuclear weapons production.
The company conducts its work on nuclear weapons under contract with the U.S. government and in support of the national security of the United States. We note that since 1991, the governments of the United States, the Soviet Union and its successor states have reached and implemented agreements to reduce their nuclear weapons stockpiles. We also note that the current Bush administration has openly stated that it favors a reduced nuclear arsenal, but that it may need to improve existing nuclear weapons and possibly develop new ones in order to destroy an enemy’s biological weapons, chemical weapons or weapons of mass destruction. We believe it is inappropriate for us, as shareholders, to second-guess the national security framework developed by our elected leaders, or management’s decision to pursue and implement the contract in line with the company’s business interests.
SP-REVIEW NUCLEAR WEAPONS PRODUCTION ISSUE CODE 3151
Vote AGAINST shareholder proposals that ask management to review nuclear weapons production.
The company conducts its work on nuclear weapons under contract with the U.S. government and in support of the national security of the United States. We note that since 1991, the governments of the United States, the Soviet Union and its successor states have reached and implemented agreements to reduce their nuclear weapons stockpiles. We also note that the current Bush administration has openly stated that it favors a reduced nuclear arsenal, but that it may need to improve existing nuclear weapons and possibly develop new ones in order to destroy an enemy’s biological weapons, chemical weapons or weapons of mass destruction. We believe it is inappropriate for us, as shareholders, to second-guess the national security framework developed by our elected leaders, or management’s decision to pursue and implement the contract in line with the company’s business interests.

SP-REVIEW CHARITABLE GIVING POLICY ISSUE CODE 3210
Vote AGAINST shareholder proposals that ask companies to review or disclose their charitable giving policy and programs.
We believe that corporate giving programs can contribute to shareholder value and serve society. Companies tend to focus their charitable giving in the communities where they operate, and they receive good will and improved customer relations from making these contributions. However, we also believe that charitable contributions are routine business decisions that should be made by management, with oversight from the board of directors and auditors. Therefore, asking management to review or report on its charitable giving program constitutes unwarranted shareholder interference in management’s routine business decisions, and we will not support such proposals. Management is best positioned to determine how much to give and to whom and how to structure its program.
SP-LIMIT OR END CHARITABLE GIVING ISSUE CODE 3215
Vote AGAINST shareholder proposals to limit or end charitable giving.
We believe that the company’s giving program contributes to shareholder value and serves society. Companies tend to focus their charitable giving in the communities where they operate, and they receive good will and improved customer relations from making these contributions. Moreover, companies today are broadly expected to maintain charitable giving programs as part of their overall corporate responsibility. We therefore oppose proposals that ask companies to limit or end their charitable giving
SP-REVIEW POLITICAL SPENDING ISSUE CODE 3220
Vote AGAINST shareholder proposals that ask companies to increase disclosure of political and PAC contributions and activities.
It is up to the board of directors and auditors to ensure oversight of political contributions and any company PACs, which are routine business matters. Moreover, adequate disclosure is required by current federal law, so requested reports (particularly on disclosure of PAC contributions) are unnecessary. Corporations are allowed to participate in the political process under certain rules and restrictions, and efforts to further restrict the corporate role or to require greater disclosure should focus on legislative change.

SP-LIMIT OR END POLITICAL SPENDING ISSUE CODE 3221
Vote AGAINST shareholder proposals that ask companies to limit or end their political contributions.
It is up to the board of directors and auditors to ensure oversight of political contributions, which are routine business matters. Corporations are allowed to participate in the political process under certain rules and restrictions, and efforts to further restrict the corporate role or to require greater disclosure should focus on legislative change.
SPDISCLOSE PRIOR GOVERNMENT SERVICE ISSUE CODE 3222
Vote AGAINST shareholder proposals requesting the disclosure of company executives’ prior government service.
Management is in the best position to determine who is best qualified to meet the needs of the company. The proposals are unnecessary, because management follows the disclosure requirements mandated by the Securities and Exchange Commission in the proxy statement, the 10-K and other company reports. We also respect the right of privacy of the individuals who would be a part of this disclosure.
SP-AFFIRM POLITICAL NONPARTISANSHIP ISSUE CODE 3224
Vote AGAINST shareholder proposals requesting affirmation of political nonpartisanship.
These proposals are unnecessary. Federal law allows companies to sponsor and provide administrative support to political action committees, but prohibits direct donations or coerced employee participation. Thus, employees already have recourse to legal action should such coercion occur.
SP-REVIEW TOBACCO MARKETING ISSUE CODE 3300
Vote AGAINST shareholder proposals that ask management to report on or change tobacco product marketing practices.
The regulation of marketing practices is a responsibility of national and local governments as well as the 1998 Master Settlement Agreement, which mandates a series of marketing reforms. Outside of those defined areas of jurisdiction, tobacco companies have rightful discretion over how to market their products.

Individual companies should not be asked to report or institute marketing policies that may be addressed through regulatory or legal action. Moreover, management must consider that any actions it takes unilaterally to restrict tobacco product marketing practices, independent of government action or irrespective of local custom, could harm its competitive position if other tobacco companies do not respond in kind. Finally, some may view changes in tobacco product marketing practices as an acknowledgement of past shortcomings, inviting new lawsuits against the companies. We therefore oppose resolutions asking management to report on or change tobacco product marketing practices.
SP- REFRAIN FROM CHALLENGING GOVT LAWS
Vote AGAINST shareholder proposals that ask a company to refrain from challenging legislation, regulations and government studies related to tobacco.
Management is in the best position to decide what actions are needed to ensure the profitable operation of our company. The manufacture, marketing and use of tobacco products is legal in the United States, and it is in our company’s best interest to maintain a reputable corporate image in the public eye, and to continue to manufacture and market its products in a free-market economy. For this reason we support a company’s right to challenge governmental regulation, legislation and studies related to tobacco. We oppose all proposals that ask a company to give up this right.
SP-SEVER LINKS WITH TOBACCO INSUSTRY ISSUE CODE 3307
Vote AGAINST shareholder proposals to sever the company’s links to the tobacco industry.
Management is generally in the best position to make decisions about what investments and lines of business are suitable for the company. The manufacture, marketing and use of tobacco and related products are legally sanctioned throughout the world. Any further regulations or restrictions on tobacco business activity are rightly the responsibility of governments, not shareholders. Short of such regulation, reporting on or dissolving ties with the tobacco industry by the company is likely to result in unnecessary expenses and/or loss of revenues and profits, and therefore is not in the company’s or the shareholders’ interests. We therefore oppose all proposals that ask a company to report on or approve dissolution of links with the tobacco industry.
SP-REVIEW OR REDUCE TOBACCO HARM TO HEALTH ISSUE CODE 3308

Vote AGAINST shareholder proposals to review or reduce tobacco harm to health IF the proposal concerns adoption of a no-smoking policy for a facility or place of business.
The decision to smoke is a personal one and a right protected by law. Some scientific studies suggest smoking may damage the health of non-smokers as well as smokers. In 1993, the U.S. Environmental Protection Agency listed environmental tobacco smoke (ETS) as a class A carcinogen, on a par with asbestos, radon gas and other airborne toxins. However, this ruling has been overturned on court challenges by the tobacco industry.
Though the trend over the last 10 years has been toward adoption of smoking restrictions in workplaces, we believe the decision to smoke is a personal one and should be protected wherever it is not regulated by law. Policies concerning workplace smoking should be based on particular circumstances of a given company, facility or group of employees, and should not be decided by shareholders. For these reasons, we oppose proposals that ask a company to adopt a no-smoking policy for a facility or place of business.
SP-REVIEW OR PROMOTE ANIMAL WELFARE ISSUE CODE 3320
Vote AGAINST shareholder proposals that ask management to review or promote animal welfare.
Government regulation is the most appropriate mechanism for ensuring that farm and laboratory animals are treated humanely, protecting human health. Product testing and maintaining a properly run chain of supply for food animals used for company products also are quintessentially ordinary business matters that are most properly the purview of management.
Suggesting additional levels of management oversight for animal welfare at farms that produce animals used for company products would be burdensome and expensive. The company can have little control over conditions at its food suppliers, beyond insisting that legal standards for animal welfare and sanitation are met.
Companies at times must use animal tests to ensure product safety; the science is simply not yet there to allow for the complete replacement of all animal tests. In addition, no animal tests may be more expensive, and federal law still encourages many animal safety tests, as do foreign governments. At any rate, companies generally use the lowest possible number of animals in product safety tests, exhausting all alternatives before turning to animals; animal use has fallen substantially as a result. Any requested reports might well be misused by animal protection groups to further attack the company on other related grounds.
SP-REVIEW DRUG PRICING OR DISTRIBUTION ISSUE CODE 3340
Vote AGAINST shareholder proposals that ask companies to report or take action on pharmaceutical drug pricing or distribution.
Pricing policy is a quintessential ordinary business issue that should not be brought to shareholders. Further, price restraint policy is a bad business idea because it would tie the hands of management, which needs to be as flexible as possible in hostile market conditions. Adopting a price restraint policy would threaten research and development investments, which are the lifeblood of the industry. It is also not in the best interest of fiduciaries to lobby for price restraint, which could lower profit margins for the company and its shareholders. Further, to adopt a price restraint policy unilaterally would put the company at a competitive disadvantage compared with other firms in the industry that do not have a similar policy.
Reports on how the company prices its products are unnecessary because this is an ordinary business matter that is properly only the purview of management. A report also might reveal information that competitors could use to undercut the company, something we particularly cannot afford in today’s difficult business climate. Information on pricing policy also might be misused by industry critics, who have a long record of twisting reports to suit their own political agenda; this is a risk we cannot afford given the U.S. health care debate, possible domestic price constraints imposed by government, and tricky questions of international markets.
We therefore vote against all proposals asking for drug price restraint or disclosure.
SP-OPPOSE EMBRYO/FETAL DESTRUCTION ISSUE CODE 3350
Vote AGAINST shareholder proposals that ask companies to take action on embryo or fetal destruction.
This is an ordinary business decision.
SP-REVIEW NUCLEAR FACILITY/WAST ISSUE CODE 3400

Vote AGAINST shareholder proposals that ask companies to review or report on nuclear facilities or nuclear waste.
The nuclear power industry is closely regulated in the United States. The U.S. National Regulatory Commission, which has oversight responsibility for both commercial nuclear reactors and research reactors, annually conducts about 2,000 inspections of nuclear material licensees. These inspections cover areas such as training of personnel who use materials, radiation protection programs and security of nuclear materials. The NRC also requires reactor operators to have defenses against commando attack by several skilled attackers and to conduct background checks on employees. Moreover, the NRC posts quarterly updates, on its website, of its assessments of every nuclear plant operating in the United States.
Given the regulatory oversight that already exists and detailed assessment reports that are already available to the public, we believe that proposals that ask companies to issue special reports or conduct special reviews for their shareholders on their nuclear operations are redundant and an unjustifiable drain on company resources
SP-REVIEW ENERGY EFFICIENCY & RENEWABLES ISSUE CODE 3410
Vote AGAINST shareholder proposals that ask companies to reduce their reliance on nuclear and fossil fuels, to develop or use solar and wind power, or to promote energy efficiency, or to review or report these issues.
We believe that decisions about the level or mix of energy to use or develop are business strategy matters best left to management to make in response to regulatory requirements, technological developments, and supply and demand. We note that U.S. government agencies such as the Nuclear Regulatory Commission and the Environmental Protection Agency already impose certain restrictions on energy producers to protect environmental and human health. Achieving energy efficiency gains or installing renewable technologies almost always entails added capital investments and expenses. If cost-effective ways of reducing energy use are available, one can assume the company already is exploiting such opportunities, because it is in its financial interest to do so. Similarly, if a company is not using or purchasing renewable energy, one can assume that no cost-effective sites or purchasing options are available.
The costs of regulatory compliance, plus the price signals generated by energy supply and demand, generate sufficient information to management for it to determine which energy path is most cost-effective, making special reviews and reports to shareholders unnecessary. Therefore, we oppose all proposals that ask management to report on or increase energy efficiency or to report, use or develop wind and solar power.
SP-ENDORSE CERES PRINCIPLES ISSUE CODE 3420
Vote FOR shareholder proposals that ask management to endorse the Ceres principles.
Virtually all corporations affect the environment and have a responsibility to protect it. With costs of environmental compliance rising, companies that pay close attention to the environment are in a better position to control these costs and maintain their profitability. In addition, a strong environmental focus may lead to product innovations that fulfill growing demand for environmentally sound products and services.
The Ceres principles, as a broad statement of environmental policy, encourage companies to take a pro-active approach in managing their environmental affairs. While the principles are generic, and meant to apply to all industries, companies may tailor them to suit their own circumstances. Major corporations such as BankAmerica, Coca-Cola, General Motors, Nike and Northeast Utilities have endorsed the Ceres principles yet maintain their own company-specific set of environmental principles as well.
Some investors and consumers are skeptical of claims made by corporations about their commitments to protect the environment. A company that endorses the Ceres principles and completes the Ceres Report form may bolster its public standing — and thus its economic well-being — by sharing information with its stakeholders: investors, employees, neighboring communities and consumers. An endorsing company may also find that interaction with environmental and investor groups that belong to Ceres constitutes a low-cost sounding board or consultant for its environmental affairs.
One final economic consideration is that companies implementing environmental compliance monitoring and self-audit programs tend to fare better in enforcement proceedings than companies that do not, according to Environmental Protection Agency and Department of Justice guidelines. Companies that promptly report and fully remedy compliance violations are less likely to face criminal penalties (although civil actions remain an enforcement option). Endorsing the Ceres principles and completing the Ceres Report may augment such a disclosure process. Moreover, information disclosed to the public in the Ceres Report may bring corporations one step closer toward standardized, accountable measures of environmental performance, which will aid investors in making future investment decisions.

SP-CONTROL GENERATION OF POLLUTANTS ISSUE CODE 3422
Vote AGAINST shareholder proposals that ask management to control emissions of pollutants.
Emission of pollutants is an inevitable consequence of most manufacturing processes. The authority to restrict these emissions is properly vested in the government and should not be usurped by shareholders. Concerned shareholders have an opportunity to take part in the public rulemaking process, just as corporations do. It is not appropriate for them to use the shareholder resolution process as a platform for their ideas.
Moreover, controlling emissions of pollutants usually entails added capital investments and expenses. If cost-effective ways of controlling emissions are available, one can assume that the company already is exploiting such opportunities, because it is in its financial interest to do so. If the company is not controlling emissions to the extent desired by the proponent, it may be because such controls would be costly to implement, provide little added benefit to the environment and/or adversely affect the company’s competitive position.
SP-REPORT ON ENVIORNMENTAL IMPACT OR PLANS ISSUE CODE 3423
Vote AGAINST shareholder proposals that ask companies to report on their environment impact or plans.
Industry and government have responded to the public’s desire for information on corporate environmental impacts and plans. The 1969 National Environmental Policy Act requires companies to issue environmental impact assessments for major domestic projects. Congress has also passed several important right-to-know laws to compel disclosure of Material Safety Data Sheets and other environment, health and safety information to employees and neighbors of manufacturing plants. In addition, many companies have set up Community Advisory Panels in communities where their plants are located. Now it is even commonplace for large industrial companies to issue stand-alone annual environmental reports outlining their progress on major environmental initiatives.
Therefore, we believe shareholder requests for additional information on corporate environmental impacts or plans are already addressed in a number of government regulations and industry programs, making further communication and information exchanges duplicative and unnecessary. At the same time, a willingness to respond to such requests could lead to a costly and open-ended process with opponents of the company’s operations and/or development plans. Their ultimate desire may be to generate negative publicity and introduce opposing views in the company’s decision making process that results in costly and perhaps unwarranted changes in project development plans. As shareholders, it is not prudent to invite such risks by encouraging communication and disclosure beyond that required by law.
SP-REPORT OR TAKE ACTION ON CLIMATE CHANGE ISSUE CODE 3425
Vote AGAINST shareholder proposals that ask management to report or take action on climate change.
We believe major uncertainties remain about climate change and the appropriateness of policies to address it. In 2001, President George W. Bush withdrew U.S. support of the Kyoto Protocol, an international treaty that sets targets and timetables to reduce greenhouse gas emissions in industrialized countries. Most U.S. companies support the President’s move.
We believe it is not appropriate or in shareholders’ best interests to ask management to report or take action on climate change unilaterally. Moreover, estimating the potential costs, benefits and liabilities of addressing climate change is highly uncertain in light of the remaining scientific, political and legislative uncertainties. Concerned shareholders have other opportunities to take part in the public debate over global warming and should not use the shareholder resolution process as a platform for their views. Management is vested with responsibility to take action when it is in the financial interest of the company to do so — and to report to shareholders when and if it determines that developments may materially affect the company. Accordingly, there is no need for shareholders to make this special request of management.
REVIEW OR CURB BIOENGINEERING ISSUE CODE 3430
Vote AGAINST shareholder proposals that ask management to report on, label or restrict sales of bioengineered products.
There are no substantive differences between foods made with ingredients from genetically modified plants and foods from plants that have been conventionally bred. The introduction of a single gene into a plant is a natural improvement on the plant crossbreeding that began with the domestication of wild grain.

Scientists have been studying genetic modification for decades and the U.S. government reviews new genetically modified plants to ensure that they do not pose a threat to humans or the environment. The genetically modified plants currently being grown benefit the environment and farmers by increasing crop yields and reducing the amount of pesticides required. Rice that has been genetically modified to contain Vitamin A is already available in countries where a lack of that vitamin kills and blinds hundreds of thousands of children each year; in the future genetic modification may lead to plants that contain other nutrients, allowing people worldwide to lead longer and healthier lives. A significant backlash against genetic modification could impede this life-saving scientific progress.
A substantial percentage of farmers prefer to grow genetically modified crops—in 2001, 63 percent of all soybeans and 24 percent of all corn grown in the United States were genetically modified varieties. Corn and soybeans are used for ingredients including cooking oils, sweeteners and starches, and are therefore present in the vast majority of foods. In many cases, however, the genetic modification affects only a plant’s leaves, which are not eaten and are therefore absent from food products made from the plant. Many grain dealers mix modified and non-modified crops, so raw agricultural materials available in the open market are assumed to contain some genetically modified materials unless they have been certified otherwise. These certified agricultural products are more expensive, and quantities large enough for all of a major food manufacturer’s products may be difficult to obtain.
Labeling of foods made from genetically modified plants, as some resolutions request, would put companies at a serious competitive disadvantage. At present, the only foods including information on genetic modification on their labels are made by companies that do not use genetically modified plants. A label simply stating that a food was made from genetically modified plant materials might cause consumers to buy the product of a competitor that also used genetically modified plants, but did not say so on the package label. FDA’s current labeling requirements do not leave sufficient room on many packages to explain to consumers that genetically modified plants are safe to eat and may help the environment.
SP-PRESERVE/REPORT ON NATURAL HABITAT ISSUE CODE 3440
Vote AGAINST shareholder proposals that ask companies to preserve natural habitat.
We believe that decisions on preserving open space and wilderness areas are the purview of government policymakers at local, regional and national levels. Companies should be free to make investments and site facilities wherever such land use is not barred by laws or regulation. For shareholders to impose further restrictions on management’s investment, exploration and development options could put the company at a competitive disadvantage and harm shareholder value.
SP-REVIEW DEVELOPING COUNTRY DEBT ISSUE CODE 3500
Vote AGAINST shareholder proposals asking companies to review their developing country debt and lending criteria and to report to shareholders on their findings.
We believe that risk management policies and procedures are best left to management’s discretion and that it is inappropriate for shareholders to request that management report on its criteria for lending to developing and/or emerging market economies
SP-REVIEW SOCIAL IMPACT OF FINANCIAL VENTURES ISSUE CODE 3503
Vote AGAINST shareholder proposals that request companies to assess the environmental, public health, human rights, labor rights or other socio-economic impacts of their credit decisions.
We feel it is the responsibility of members of local civil society and governments—not shareholders—to determine what kinds of development projects and lending activities are appropriate. A fundamental tenet of business is to obey local laws. Should these laws change, we believe management will take the steps necessary to comply with any new regulations; however, we do not think the shareholder resolution process should be used to raise issues that are more appropriately dealt with by government regulators. In addition, reports on the subject could distract management or attract unwanted scrutiny of the company’s practices and only serve to support arguments that commercial banks should incorporate social or environmental criteria into decisions on loans.
SP-REVIEW FAIR LENDING POLICY ISSUE CODE 3520
Vote AGAINST shareholder proposals requesting reports and/or reviews of plans and/or policies on fair lending practices.
Beyond assessments based on creditworthiness, risk and other financial matters, we feel it is the responsibility of governments—not shareholders—to establish regulations on lending. Several laws already bar various discriminatory or predatory lending practices. These include the Community Reinvestment Act, which obligates banks to meet the credit and deposit needs of all the communities in which they are chartered, and the three major laws that protect consumers in the mortgage-lending arena: the Truth in Lending Act (TILA), the Real Estate Settlement Procedures Act (RESPA) and the Home Ownership and Equity Protection Act (HOEPA). A fundamental tenet of business is to obey local laws. Should these laws change, we believe management will take the steps necessary to comply with any new regulations; however, we do not think the shareholder resolution process should be used to raise issues that are more appropriately dealt with by government regulators.
SP-REVIEW PLANT CLOSINGS ISSUE CODE 3600
Vote AGAINST shareholder proposals that ask companies to establish committees to consider issues related to facilities closure and relocation of work.
The proposed committee is an unnecessary distraction for board members, and inappropriately involves employees and outside community representatives in decisions about plant closings and relocation of work. These decisions should be made by management and the board based on their analysis of what is in the best interest of the company and its shareholders. With rapid technological and other changes leading to rapid changes in production and employment, it is important that management have a free hand to respond quickly to new opportunities. The proposed committee could hamper management in making appropriate investment decisions.
SP-REPORT ON EEO ISSUE CODE 3610
Vote FOR shareholder proposals that ask management to report on the company’s affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company.
Equal employment opportunity is an appropriate area of concern for shareholders. Effective equal employment opportunity policy provides a company with two significant economic benefits: the avoidance of costly settlement or fines for violating federal discrimination laws and potentially increased earnings from a diverse work force able to compete in an increasingly global marketplace.
An independent, overall assessment of a company’s equal employment opportunity programs and policies is beneficial, yet obtaining information from the government about a company’s work force can be time-consuming or costly. Moreover, such information is not available in all instances. If a company is not a federal contractor or has not been involved in litigation, its EEO-1 reports are not available from the government, and even if it is the Department of Labor also may decline to release its EEO-1 reports. Furthermore, the company itself is the only source of some information, such as a summary of its affirmative action programs and policies and data on specific job categories that are more narrowly defined than in the EEO-1 reports. Because of federal reporting requirements, the costs to companies of complying with shareholder resolutions requesting EEO reporting are relatively small.
More disclosure from management to shareholders on affirmative action programs is generally desirable. We believe that reporting to shareholders on affirmative action keeps the issue high on a company’s agenda, reaffirms a commitment to equal employment opportunity, and bolsters its standing with employees and the public and thus its economic well-being.
Vote AGAINST shareholder proposals that ask management to report on the company’s affirmative action policies and programs IF the company’s EEO-1 reports and compliance record indicate it has an average or above-average employment record.
While a company’s willingness to disclose its EEO-1 reports is a significant factor, a company’s record in the area of affirmative action is ultimately the criterion by which it should be judged. If the representation of women and minorities in a company’s work force is below the industry average, particularly in upper-tier job categories, it would be helpful for the company to provide supplemental or interpretive data explaining the company’s particular challenges in meeting its affirmative action goals. Shareholders also would find a summary of the company’s affirmative action program helpful in assessing management’s efforts to recruit and retain women and minorities. Similar explanatory data would provide little benefit to shareholders of a company that has an average or above-average employment record, because its record suggests it already is addressing affirmative action issues in a satisfactory manner.
SP-DROP SEXUAL ORIENTATION FROM EEO POLICY ISSU CODE 3614
Vote AGAINST shareholder proposals that ask management to drop sexual orientation from EEO policy.
An explicit company ban on anti-gay discrimination is the most important step a company can take to deter anti-gay harassment and discrimination in its workplace. In the absence of a federal prohibition on discrimination based on sexual orientation, gay and lesbian employees are dependent on local laws and corporate policies for protection. Only 12 states and fewer than 150 cities and counties have adopted laws barring sexual orientation discrimination in private employment. Furthermore, being dependent on local laws can hamper an employee’s ability to transfer within a company or to take advantage of other job opportunities.
Equal employment for lesbians and gay men is a financial as well as a legal issue for corporations. Barring discrimination based on sexual orientation is essential to recruiting and retaining talented gay employees; nearly 60 percent of the companies in the Fortune 500 have such a policy in place. Companies that ignore equal protection also will open themselves to eventual litigation, as well as adverse publicity. The company would likely become the target of gay groups if it were to drop the reference to sexual orientation.
Another rationale to vote against this proposal is that equal employment opportunity practices are ordinary business matters that are up to management to decide.
SP-ADOPT SEXUAL ORIENTATION ANTI-BIAS POLICY ISSUE CODE 3615
Vote AGAINST shareholder proposals that ask management to adopt a sexual orientation non-discrimination policy.
Equal employment opportunity practices are ordinary business matters that are up to management to decide. Moreover, nearly every company has a corporate-wide non-discrimination statement designed to prohibit harassment or discrimination on any basis in its workplace. Such policies are sufficient; references to specific groups of people should be limited to classes protected under federal legislation, such as racial minorities or women. Listing additional groups in non-discrimination policies would divert attention from the basic need for a workplace free of harassment and employment discrimination and would open the door for other groups to request specific mention as well. The company also could become the target of adverse publicity from conservative groups if it were to adopt such a policy.
SP-REVIEW MEXICAN WORK FORCE CONDITIONS ISSUE CODE 3621
Vote AGAINST shareholder proposals that ask management to report on or review Mexican operations.
Management is in the best position to make decisions about pay, working conditions and environmental protection procedures. It is the responsibility of employees, local trade unions and the government—not shareholders—to negotiate and/or regulate appropriate levels of compensation and safety requirements. Mexican law defines the environmental precautions that companies must follow, and a fundamental tenet of business is to obey local laws. Should these laws change, we believe management will take the steps necessary to comply with any new regulations; however, we do not think the shareholder resolution process should be used to raise environmental issues that are more appropriately dealt with by government regulators. A review or report to shareholders on Mexican operations also could hamper management’s handling of those operations and produce unnecessary scrutiny of its activities. We therefore vote against resolutions asking companies to review or report on Mexican operations.
SP-ADOPT STANDARDS FOR MEXICAN OPERATION ISSUE CODE 3622
Vote AGAINST shareholder proposals that ask management to adopt standards for Mexican operations.
This is an ordinary business decision.
SP-REVIEW OR IMPLEMENT MACBRIDE PRINCIPLES ISSUE CODE 3630
Vote AGAINST shareholder proposals that ask management to review or implement the MacBride principles.
Matters relating to the conduct of corporate activity in a foreign country generally should be determined by the government of that country. Moreover, we are satisfied that Northern Ireland’s fair employment laws provide reasonable safeguards against discrimination, and there is no reason to ask the company to implement the MacBride principles. Management should not be hamstrung in implementing policy in this sensitive area by broad-stroke requirements placed on management by shareholders. The practical meaning of the MacBride principles is not clear, and we have reservations about the wording of some of the principles. Thus, the MacBride code at best is unnecessary and at worst is counterproductive.
SP-URGE MACBRIDE ON CONTRACTOR/FRANCHISEE ISSUE CODE 3632
Vote AGAINST shareholder proposals that ask companies to encourage their contractors and franchisees to implement the MacBride principles.
We believe that companies whose presence in Northern Ireland is through franchises or subcontractors have limited control over the fair employment policies and practices of these businesses. Attempts to influence those policies could complicate commercial relationships that may be important to the company. Thus, we do not believe the company should try to get those with whom it does business in Northern Ireland to implement the MacBride principles. This position is reinforced by our view that matters relating to the conduct of corporate activity in a foreign country generally should be determined by the government of that country. Moreover, we are satisfied that Northern Ireland’s fair employment law provides reasonable safeguards against discrimination. Contractors and franchisees should not be hamstrung in implementing policy in this sensitive area by broad-stroke principles urged on them by the company’s shareholders.
SP-REVIEW GLOBAL LABOR PRACTICES ISSUE CODE 3680
Vote AGAINST shareholder proposals that ask management to report on or review their global labor practices or those of their contractors.
Management is in the best position to make decisions about pay and working conditions and environmental management. It is the responsibility of employees, local trade unions and governments—not shareholders—to negotiate and/or regulate appropriate levels of compensation and safety requirements. A fundamental tenet of business is to obey local laws. Should these laws change, we believe management will take the steps necessary to comply with any new regulations; however, we do not think the shareholder resolution process should be used to raise issues that are more appropriately dealt with by government regulators. A review or report to shareholders on company and contractor labor practices also could hamper management’s handling of those operations and produce unnecessary scrutiny of its activities. We therefore vote against resolutions asking companies to review or report on labor standards.
SP-MONITOR/ADOPT ILO CONVENTIONS ISSUE CODE 3681
Vote AGAINST shareholder proposals that ask management to adopt, implement or enforce a global workplace code of conduct based on the International Labor Organization’s (ILO) core labor conventions.
Management is in the best position to make decisions about workplace rules. It is the responsibility of employees, local trade unions and governments—not shareholders—to negotiate and/or regulate appropriate levels of compensation and safety requirements. A fundamental tenet of business is to obey local laws. Should these laws change, we believe management will take the steps necessary to comply with any new regulations; however, we do not think the shareholder resolution process should be used to raise issues that are more appropriately dealt with by government regulators.
Moreover, a code based on the ILO’s core conventions may conflict with local government laws and therefore pose obstacles for enforcement, such as guaranteeing freedom of association for workers at supplier or company-owned facilities located in China. In addition, such a policy might undermine business models based on flexible supply chains, since enforcing a code would require time-consuming inspections and might limit the number of suppliers available at any given time to produce products, causing profits to drop and shareholder returns to diminish. We therefore vote against resolutions asking companies to enforce core ILO conventions.
SP-REPORT ON SUSTAINABILITY ISSUE CODE 3700
Always vote AGAINST shareholder proposals requesting reports on sustainability.
Companies operating in the United States are already required to report extensively on financial, materially significant environmental matters, diversity policy and other issues that relate to sustainability. With regard to environmental reporting, the 1969 National Environmental Policy Act requires companies to issue environmental impact assessments for major domestic projects. Congress has also passed several important right-to-know laws to compel disclosure of Material Safety Data Sheets and other environment, health and safety information to employees and neighbors of manufacturing plants. Major U.S. employers are also required to report to the government on their workforce, by race and sex, in each of nine major job categories, and, if they are federal contractors, to issue affirmative action plans. There are many more example of U.S. corporate reporting requirements on social and environmental issues.
Therefore, we believe shareholder requests for additional information on sustainability issues are duplicative and unnecessary. Further disclosure is not necessarily beneficial to a company, largely because it would not be able to completely control the process by which its information would be evaluated. Inappropriate comparisons with other companies or across industries could lead to adverse publicity, unwarranted litigation or shareholder divestment. Preparing explanatory data to aid interpretation of the information would be time-consuming. As shareholders, it is not prudent to invite such risks by encouraging communication and disclosure beyond that required by law.

Legg Mason Capital Management, Inc.
Proxy Principles and Procedures
OVERVIEW
Legg Mason Capital Management, Inc. (LMCM) has implemented the following principles and procedures for voting proxies on behalf of advisory clients. These principles and procedures are reasonably designed to ensure LMCM exercises its voting responsibilities to serve the best interests of its clients and in compliance with applicable laws and regulations. LMCM assumes responsibility and authority for voting proxies for all clients, unless such responsibility and authority has been expressly retained by the client or delegated by the client to others. For each proxy vote LMCM takes into consideration its duty to its clients and all other relevant facts available to LMCM at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis. LMCM employs the same proxy principles and procedures for all funds for which it has voting responsibility.
PRINCIPLES
Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company’s Board of Directors (Board), as well as exercising their right to grant or withhold approval for actions proposed by the Board or company management. LMCM believes the interests of shareholders are best served by the following principles when considering proxy proposals:
Preserve and expand the power of shareholders in areas of corporate governance – Equity shareholders are owners of the business – company boards and management teams are ultimately accountable to them. LMCM supports policies, plans and structures that promote accountability of the Board and management to owners, and align the interests of the Board and management with owners. Examples include: annual election of all Board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. LMCM opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, and incentives that are not linked to owner returns.
Allow responsible management teams to run the business – LMCM supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, LMCM opposes proposals that limit management’s ability to do this. LMCM generally opposes proposals that seek to place restrictions on management in order to promote political, religious or social agendas.

Please see LMCM’s proxy voting guidelines, which are attached as Schedule A, for more details.

PROCEDURES
Oversight
LMCM’s Chief Investment Officer (CIO) has full authority to determine LMCM’s proxy voting principles and vote proxies on behalf of LMCM’s clients. The Chief Investment Officer has delegated oversight and implementation of the proxy voting process, including the principles and procedures that govern it, to one or more Proxy Officers and Compliance Officers. No less than annually, LMCM will review existing principles and procedures in light of LMCM’s duties as well as applicable laws and regulations to determine if any changes are necessary.
Limitations
LMCM recognizes proxy voting as a valuable right of company shareholders. Generally speaking, LMCM will vote all proxies it receives. However, LMCM may refrain from voting in certain circumstances. For instance, LMCM generally intends to refrain from voting a proxy if the company’s shares are no longer held by LMCM’s clients at the time of the meeting. Additionally, LMCM may refrain from voting a proxy if LMCM concludes the potential impact on shareholders’ interests is insignificant while the cost associated with analyzing and voting the proxy may be significant.
Proxy Administration
LMCM instructs each client custodian to forward proxy materials to LMCM’s Proxy Administrator. New client custodians are notified at account inception of their responsibility to deliver proxy materials to LMCM. LMCM uses Institutional Shareholder Services (ISS) to electronically receive and vote proxies, as well as to maintain proxy voting receipts and records.
Upon receipt of proxy materials:
Compliance Review
A Compliance Officer reviews the proxy issues and identifies any potential conflicts of interests between LMCM, or its employees, and LMCM’s clients. LMCM recognizes that it has a duty to vote proxies in the best interests of its clients, even if such votes may result in a loss of business or economic benefit to LMCM or its affiliates.
1. Identifying Potential Conflicts. In identifying potential conflicts of interest the Compliance Officer will review the following issues:
(a) Whether there are any business or personal relationships between LMCM, or an employee of LMCM, and the officers, directors or shareholder proposal proponents of a company whose securities are held in client accounts that may create an incentive for LMCM to vote in a manner that is not consistent with the best interests of its clients;

(b) Whether LMCM has any other economic incentive to vote in a manner that is not consistent with the best interests of its clients; and
(c) Whether the Proxy Officer voting the shares is aware of any business or personal relationship, or other economic incentive, that has the potential to influence the manner in which the Proxy Officer votes the shares.
2. Assessing Materiality. A potential conflict will be deemed to be material if the Compliance Officer determines in the exercise of reasonable judgment that the conflict is likely to have an impact on the manner in which the subject shares are voted.
If the Compliance Officer determines that the potential conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting.
If the Compliance Officer determines that the potential conflict may be material, the following steps will be taken:
(a) The Compliance Officer will consult with representatives of LMCM’s senior management to make a final determination of materiality. The Compliance Officer will maintain a record of this determination.
(b) After the determination is made, the following procedures will apply:
(i) If the final determination is that the potential conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting.
(ii) If the final determination is that the potential conflict is material, LMCM will adhere to the following procedures:
A. If LMCM’s Proxy Voting Guidelines (Guidelines), a copy of which is included as Schedule A, definitively address the issues presented for vote, LMCM will vote according to the Guidelines.
B. If the issues presented for vote are not definitively addressed in the Guidelines, LMCM will either (x) follow the vote recommendation of an independent voting delegate, or (y) disclose the conflict to clients and obtain their consent to vote.
Proxy Officer Duties
The Proxy Officer reviews proxies and evaluates matters for vote in light of LMCM’s principles and procedures and the Guidelines. The Proxy Officer may seek additional information from LMCM’s investment personnel, company management, independent research services, or other sources to determine the best interests of shareholders. Additionally, the Proxy Officer may consult with LMCM’s Chief Investment Officer for guidance on proxy issues. LMCM will maintain all documents that have a material impact on the basis for the vote. The Proxy Officer will return all signed, voted forms to the Proxy Administrator.
Proxy Administrator Duties
The Proxy Administrator:
1. Provides custodians with instructions to forward proxies to LMCM for all clients for whom LMCM is responsible for voting proxies;
2. Reconciles the number of shares indicated on the proxy ballot with LMCM’s internal data on shares held as of the record date and notifies the custodian of any discrepancies or missed proxies;
3. Will use best efforts to obtain missing proxies from custodians;
4. Informs the Compliance Officer and Proxy Officer if the company’s shares are no longer held by Firm clients as of the meeting date;
5. Ensures that the Compliance Officer and Proxy Officer are aware of the timeline to vote a proxy and uses best efforts to ensure that votes are cast in a timely manner;
6. Follows instructions from the Proxy Officer or Compliance Officer as to how to vote proxy issues, and casts such votes via ISS software, online or via facsimile; and
7. Obtains evidence of receipt and maintains records of all proxies voted.
Record Keeping
The following documents are maintained onsite for two years and in an easily accessible place for another three years:
1. A copy of all policies and procedures maintained by LMCM during the applicable period relating to proxy voting;
2. A copy of each proxy statement received regarding client securities (LMCM intends to rely on the availability of such documents through the Securities and Exchange Commission’s EDGAR database);
3. A record of each vote cast by LMCM on behalf of a client (LMCM has an agreement with ISS whereby ISS has agreed to maintain these records and make them available to LMCM promptly upon request);
4. A copy of each document created by LMCM that was material to making a decision how to vote proxies or that memorializes the basis for such decision.

5. A copy of each written client request for information on how LMCM voted proxies on behalf of such client, and a copy of any written response provided by LMCM to any (written or oral) request for information on how LMCM voted proxies on behalf of such client.

Schedule A
Proxy Voting Guidelines
LMCM maintains these proxy-voting guidelines, which set forth the manner in which LMCM generally votes on issues that are routinely presented. Please note that for each proxy vote LMCM takes into consideration its duty to its clients, the specific circumstances of the vote and all other relevant facts available at the time of the vote. While these guidelines provide the framework for voting proxies, ultimately proxy votes are cast on a case-by-case basis. Therefore actual votes for any particular proxy issue may differ from the guidelines shown below.
Four principal areas of interest to shareholders:
1) Obligations of the Board of Directors
2) Compensation of management and the Board of Directors
3) Take-over protections
4) Shareholders’ rights

LMCM
Proxy Issue	Guideline
BOARD OF DIRECTORS

Independence of Boards of Directors: majority of unrelated directors, independent of management	For

Nominating Process: independent nominating committee seeking qualified candidates, continually assessing directors and proposing new nominees	For

Size and Effectiveness of Boards of Directors: Boards must be no larger than 15 members	For

Cumulative Voting for Directors	For

Staggered Boards	Against

Separation of Board and Management Roles (CEO/Chairman)	Case-by-Case

Compensation Review Process: compensation committee comprised of outside, unrelated directors to ensure shareholder value while rewarding good performance	For

Director Liability & Indemnification: support limitation of liability and provide indemnification	For

Audit Process	For

LMCM
Proxy Issue	Guideline
Board Committee Structure: audit, compensation, and nominating and/or governance committee consisting entirely of independent directors	For

Monetary Arrangements for Directors: outside of normal board activities amts should be approved by a board of independent directors and reported in proxy	For

Fixed Retirement Policy for Directors	Case-by-Case

Ownership Requirement: all Directors have direct and material cash investment in common shares of Company	For

Proposals on Board Structure: (lead director, shareholder advisory committees, requirement that candidates be nominated by shareholders, attendance at meetings)	For

Annual Review of Board/CEO by Board	For

Periodic Executive Sessions Without Mgmt (including CEO)	For

Votes for Specific Directors	Case-by-Case
- Continued -

LMCM
Proxy Issue	Guideline
MANAGEMENT AND DIRECTOR COMPENSATION

Stock Option and Incentive Compensation Plans:	Case-by-Case

Form of Vehicle: grants of stock options, stock appreciation rights, phantom shares and restricted stock	Case-by-Case

Price	Against plans whose underlying securities are to be issued at less than 100% of the current market value

Re-pricing: plans that allow the Board of Directors to lower the exercise price of options already granted if the stock price falls or under-performs the market	Against

Expiry: plan whose options have a life of more than ten years	Case-by-Case

LMCM
Proxy Issue	Guideline
Expiry: “evergreen” stock option plans	Against

Dilution:	Case-by-Case — taking into account value creation, commitment to shareholder-friendly policies, etc.

Vesting: stock option plans that are 100% vested when granted	Against

Performance Vesting: link granting of options, or vesting of options previously granted, to specific performance targets	For

Concentration: authorization to allocate 20% or more of the available options to any one individual in any one year	Against

Director Eligibility: stock option plans for directors if terms and conditions are clearly defined and reasonable	Case-by-Case

Change in Control: stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares	Against

Change in Control: change in control arrangements developed during a take-over fight specifically to entrench or benefit management	Against

Change in Control: granting options or bonuses to outside directors in event of a change in control	Against

Board Discretion: plans to give Board broad discretion in setting terms and conditions of programs	Against

Employee Loans: Proposals authorizing loans to employees to pay for stock or options	Against

Director Compensation: % of directors’ compensation in form of common shares	For

LMCM
Proxy Issue	Guideline
Golden Parachutes	Case-by-Case

Expense Stock Options	For

Severance Packages: must receive shareholder approval	For

Lack of Disclosure about Provisions of Stock-based Plans	Against

Reload Options	Against

Plan Limited to a Small Number of Senior Employees	Against

Employee Stock Purchase Plans	Case-by-Case
- Continued -

LMCM
Proxy Issue	Guideline
TAKEOVER PROTECTIONS

Shareholder Rights Plans: plans that go beyond ensuring the equal treatment of shareholders in the event of a bid and allowing the corp. enough time to consider alternatives to a bid	Against

Going Private Transaction, Leveraged Buyouts and Other Purchase Transactions	Case-by-Case

Lock-up Arrangements: “hard” lock-up arrangements that serve to prevent competing bids in a takeover situation	Against

Crown Jewel Defenses	Against

Payment of Greenmail	Against

“Continuing Director” or “Deferred Redemption” Provisions: provisions that seek to limit the discretion of a future board to redeem the plan	Against

Change Corporation’s Domicile: if reason for re-incorporation is to take advantage of protective statutes (anti-takeover)	Against

Poison Pills: receive shareholder ratification	For

Redemption/Ratification of Poison Pill	For

LMCM
Proxy Issue	Guideline
SHAREHOLDERS’ RIGHTS

Confidential Voting by Shareholders	For

Dual-Class Share Structures	Against

Linked Proposals: with the objective of making one element of a proposal more acceptable	Against

Blank Check Preferred Shares: authorization of, or an increase in, blank check preferred shares	Against

Supermajority Approval of Business Transactions: management seeks to increase the number of votes required on an issue above two-thirds of the outstanding shares	Against

Increase in Authorized Shares: provided the amount requested is necessary for sound business reasons	For

Shareholder Proposals	Case-by-Case

Stakeholder Proposals	Case-by-Case

Issuance of Previously Authorized Shares with Voting Rights to be Determined by the Board without Prior Specific Shareholder Approval	Against

“Fair Price” Provisions: Measures to limit ability to buy back shares from particular shareholder at higher-than-market prices	For

Preemptive Rights	For

Actions altering Board/Shareholder Relationship Require Prior Shareholder Approval (including “anti-takeover” measures)	For

Allow Shareholder action by written consent	For

Allow Shareholders to call Special Meetings	For

Social and Environmental Issues	As recommended by Company Management

Reimbursing Proxy Solicitation Expenses	Case-by-Case

October 25, 2007
LORD, ABBETT & CO. LLC
PROXY VOTING POLICIES AND PROCEDURES
INTRODUCTION
          Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett’s Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Chief Administrative Officer for the Investment Department, the Firm’s Chief Investment Officer and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team’s portfolio is voted in a timely manner in accordance with those policies. In each case where an investment team declines to follow a recommendation of a company’s management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system. Lord Abbett has retained RiskMetrics Group, formerly Institutional Shareholder Services (“RMG”), to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.
          The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds’ Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.
          Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett’s proxy voting process would be limited. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds’ Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under “Specific Procedures for Potential Conflict

Situations”. If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of RMG. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of RMG.
SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS
Situation 1. Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.
          Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a “Fund Director Company”). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of RMG, then Lord Abbett shall bring that issue to the Fund’s Proxy Committee for instructions on how to vote that proxy issue.
          The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund’s Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.
Situation 2. Lord Abbett has a Significant Business Relationship with a Company.
          Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a “Relationship Firm”). A “significant business relationship” for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds’ total (i.e., gross) dollar amount of shares sold for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett’s Separately Managed Account business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class I shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.
          For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund’s Proxy Committee and shall seek voting instructions from the Fund’s Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of RMG.

SUMMARY OF PROXY VOTING GUIDELINES
          Lord Abbett generally votes in accordance with management’s recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors
          Lord Abbett will generally vote in accordance with management’s recommendations on the election of directors. However, votes on director nominees are made on a case-by- case basis. Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors’ investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest. We generally will vote in favor of separation of the Chairman and CEO functions when management supports such a requirement, but we will make our determination to vote in favor of or against such a proposed requirement on a case-by-case basis.
          There are some actions by directors that may result in votes being withheld.
These actions include, but are not limited to:
1)	Attending less than 75% of board and committee meetings without a valid excuse.

2)	Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

3)	Failing to act on takeover offers where a majority of shareholders tendered their shares.

4)	Serving as inside directors and sit on an audit, compensation, stock option, nominating or governance committee.

5)	Failing to replace management as appropriate.
          We will generally vote in favor of proposals requiring that directors be elected by a majority of the shares represented and voting at a meeting at which a quorum is present, although special considerations in individual cases may cause us to vote against such a proposal. We also will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.
Incentive Compensation Plans
          We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case-by-case basis. We use RMG for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.
          We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:
1)	The stock’s volatility, to ensure the stock price will not be back in the money over the near term.

2)	Management’s rationale for why the repricing is necessary.

3)	The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

4)	Other factors, such as the number of participants, term of option, and the value for value exchange.
          In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies’ compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.
Shareholder Rights
Cumulative Voting
          We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.
Confidential Voting
          There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.
          On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.
Supermajority Voting
          Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.
Takeover Issues
          Votes on mergers and acquisitions must be considered on a case-by-case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of the company’s voting stock. Restructuring proposals will also be evaluated on a case-by-case basis following the same guidelines as those used for mergers.
          Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:
1)	Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2)	Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3)	Shareholder Rights Plans (so-called “Poison Pills”), usually “blank check” preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case-by-case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4)	“Chewable Pill” provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally “Chewable Pill” provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:
•	Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

•	No dead-hand or no-hand pills.

•	Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

•	Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.
Social Issues
          It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

MARSICO CAPITAL MANAGEMENT, LLC
PROXY VOTING POLICY AND PROCEDURES
Statement of Policy
1. It is the policy of Marsico Capital Management, LLC (“MCM”) to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM’s clients, as summarized here.
• MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).
• In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on its analysis if such a vote appears consistent with the best interests of clients.
• MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive.
• In circumstances when there may be an apparent material conflict of interest between MCM’s interests and clients’ interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. In other cases, MCM might use other procedures to resolve an apparent material conflict.
• MCM may use an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM’s Proxy Voting policy and reports describing the voting of a client’s proxies are available to the client on request.
• MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM’s Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control.  Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.
Definitions
2. By “best interests of MCM’s clients,” MCM means clients’ best economic interests over the long term — that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interests are generally uniform.
3.a. By “material conflict of interest,” MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity, or other circumstances in which MCM may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies are voted. A material conflict of interest might also exist in unusual circumstances when MCM has actual knowledge of a material business arrangement between a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity and MCM’s parent company, Bank of America Corporation (“BAC”) or another BAC subsidiary, or when MCM has actual knowledge that MCM or BAC or another BAC subsidiary may have a significant interest in the subject matter or outcome of a proxy vote.
3.b. A material conflict of interest ordinarily does not exist when BAC or a BAC subsidiary other than MCM does business with a particular proxy issuer or closely affiliated entity, because: (i) MCM is separately managed from BAC and other subsidiaries; (ii) MCM’s employees work in a separate location from BAC and other subsidiaries and do not routinely communicate with them; (iii) MCM generally is not aware of a proxy issuer’s (or affiliated entity’s) business arrangements with BAC or other subsidiaries, and is not aware of the materiality of such arrangements to BAC or other subsidiaries; and (iv) MCM has no direct interest in any such business arrangements.
Procedures: MCM Invests in Companies With Management Teams That Seek Shareholders’ Best Interests, and Usually Votes Proxies with Management Recommendations
4. MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors). Therefore, when portfolio companies issue proxy proposals, MCM usually votes the proxies with management recommendations, because it believes that recommendations by these companies’ managements generally are in shareholders’ best interests, and therefore in the best economic interests of MCM’s clients.
5. In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. For example, in some circumstances, certain proxy proposals or recommendations by management, shareholders, or other proponents — such as, without limitation, proposals that would effect changes in corporate governance relating to anti-takeover measures, board election requirements, director qualifications, shared board and management responsibilities, capitalization changes, compensation programs, or other matters – could present circumstances in which management recommendations may not appear as closely aligned with shareholder interests as MCM in its sole discretion may deem desirable. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on MCM’s analysis if in MCM’s view such a vote appears consistent with the best interests of clients. As further examples, in MCM’s sole discretion, it may vote against a management recommendation in order to, without limitation, support a shareholder proposal favoring safeguards against potential overreaching by management or enhancements of shareholder control that MCM believes are reasonable or appropriate, or vote against management in order to oppose management proposals that are not shareholder-friendly in MCM’s view.
6. MCM periodically reassesses its views of the management teams of the companies that it invests in for clients. A decision to vote against a particular management recommendation or to otherwise abstain or take no action on a proxy proposal does not necessarily signal a departure from MCM’s general view that a management team is serving the best interests of shareholders. If MCM concludes, in its sole discretion, that a company’s management team no longer appears to be serving shareholders’ best interests, MCM may take any action it deems appropriate, including, without limitation, awaiting further developments, voting against selected management recommendations, or selling shares of the company.
Procedures: Use of an Independent Service Provider
7. MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting. The independent service provider may perform functions that include, without limitation, voting proxies for MCM in accordance with MCM’s instructions based on MCM’s Proxy Voting policy, maintaining records of proxy votes, and assisting in preparing certain reports. To avoid the possibility that MCM’s proxy votes could be affected by potential conflicts of interest that may exist between an independent service provider and a proxy issuer, MCM generally does not cause such a service provider to vote proxies for MCM based on the service provider’s recommendations (although MCM may do so in certain circumstances discussed in “Alternative Procedures for Potential Material Conflicts of Interest” below).
Procedures: Voting/Abstention/No Action/Other Exceptions
8. MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed as intended under MCM’s Proxy Voting policy and procedures. MCM employs a number of measures, including certain reconciliations and other cross-check procedures, to attempt to verify that proxies are voted or otherwise processed as intended, although such checks may not be feasible or reliable in some cases because of the complexity of the proxy voting process. MCM’s ability to vote or otherwise process proxies may be limited by many factors, including MCM’s dependence on custodians and independent proxy voting service providers to assist in processing proxies. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control.  Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by a client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.
9.a MCM may process some proxies without voting them, such as by making a decision to abstain or take no action on such proxies (or on certain proposals within such proxies). For example, if MCM has decided to sell the shares of a company, MCM generally may abstain from voting proxies or may take no action on proxies issued by the company. If MCM receives proxies relating to securities acquired as a result of an account transition (such as, without limitation, securities delivered into a newly opened MCM account that were selected by the client or by a previous adviser), MCM generally may choose to abstain or take no action on the proxies because the related shares may not be retained in the account for a substantial period of time. MCM also may abstain or take no action on proxies issued for other securities that MCM did not select for a client portfolio (such as, without limitation, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM).
9.b. MCM may abstain or take no action on proxies (or on certain proposals within such proxies) in other circumstances. MCM may determine, for example, that abstaining or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, such as when foreign proxy issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain or take no action when voting may not be in the best interests of clients in MCM’s view, or as an alternative to voting with (or against) management.
10. The procedures in this policy generally apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.
Alternative Procedures for Potential Material Conflicts of Interest
11. In certain circumstances, such as when the issuer or other proponent of a proxy proposal is also a client of MCM, an appearance might arise of a potential conflict between MCM’s interests and the interests of affected clients in how the proxies of that issuer are voted.
12. MCM seeks to vote or otherwise process proxies in the best interests of its clients, and believes that any potential conflict of interest would not actually affect MCM’s voting of the proxies.
13. Nevertheless, when MCM is aware that a material conflict of interest (as defined in section 3.a. and 3.b. above) between MCM’s interests and clients’

interests may appear to exist, MCM generally will, to avoid any appearance concerns, follow an alternative procedure rather than vote or otherwise process ballots in accordance with its own determinations. Such an alternative procedure generally would involve either:
(i) Directing an independent service provider to cause the proxies of those MCM client accounts that MCM is responsible for processing to be “echo voted” or “mirror voted” in the same proportion as the votes of other proxy holders if the service provider indicates it can do so; or
(ii) Directing the proxies of those MCM client accounts that MCM is responsible for processing to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure will only be used if it can be determined that the independent service provider appears able to make such recommendations and vote in an impartial manner. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to MCM relevant facts concerning the firm’s relationship with the proxy issuer or other persons and certify that the service provider has taken steps to ensure that no actual conflicts exist.
MCM will document the identification of any material conflict of interest and its procedure for resolving the particular conflict.
14. In unusual cases, MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:
(i) Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies;
(ii) Abstaining or taking no action on the proxies; or
(iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.
Voting by Client Instead of MCM
15. An MCM client may vote its own proxies instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests or other client-specific considerations.
16. MCM generally cannot implement client proxy voting guidelines (and may instead encourage the client to vote its own proxies) if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM’s policy or with MCM’s vote-by-vote analysis.
17. MCM generally may abstain or will take no action on proxy votes relating to legal proceedings such as shareholder class actions or bankruptcy proceedings, or may refer such votes to clients.
Persons Responsible for Implementing MCM’s Policy
18. MCM’s Client Services staff has primary responsibility for implementing MCM’s Proxy Voting policy and procedures, including ensuring that proxies are timely submitted. MCM also generally uses a service provider to assist in voting proxies, recordkeeping, and other matters.
19. Members of MCM’s Investment staff, such as security analysts generally review proxy proposals as part of their ongoing assessment of companies.
Recordkeeping
20.a. MCM or a service provider maintains, in accordance with Rule 204-2 under the Investment Advisers Act:
(i) Copies of all proxy voting policies and procedures;
(ii) Copies of proxy statements received (unless maintained elsewhere as described below);
(iii) Records of proxy votes cast on behalf of clients;
(iv) Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;
(v)  Written client requests for proxy voting information, and
(vi) Written responses by MCM to written or oral client requests.
20.b. MCM will document instances in which it identifies a material conflict of interest, as well as the procedure utilized for resolving the particular conflict. MCM’s Client Services Department also documents certain other non-routine proxy voting issues, including: (1) the basis for any decision in which MCM determines to vote against a management recommendation that does not involve general matters relating to corporate governance issues discussed in section 5 above; and (2) any decision to abstain or take no action on a proxy that is intended by MCM to demonstrate divergence from a management recommendation.

20.c. MCM will not document other, more routine instances in which it may take certain actions with respect to a particular proxy, including certain situations identified in this Proxy Voting policy and procedures. MCM generally will not document, for example, the basis for routine decisions to vote against general corporate governance issues, or to abstain or take no action on proxies in circumstances when foreign issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, when MCM has sold or determined to sell a security, when MCM did not select the securities for the client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM), or in other routine situations identified in section 9 above. MCM also cannot document decisions not to vote or otherwise process proxies that were not received in good order, not received in a timely fashion, or otherwise not processed for reasons beyond MCM’s control, such as in certain situations addressed in section 8 above.
21. MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.
22. MCM or its service provider may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).
23. All proxy-related records will be maintained in an easily accessible place for five years (and at an appropriate office of MCM or a service provider for the first two years).
Availability of Policy and Proxy Voting Records to Clients
24. MCM will initially inform clients of this policy and provide information regarding how a client may learn of MCM’s voting record for the client’s securities through summary disclosure in Part II of MCM’s Form ADV. Upon receipt of a client’s request for more information, MCM will provide the client with a copy of this Proxy Voting policy. Reports describing how MCM voted proxies for the client during the period since this policy was adopted are also available upon request.
*      *      *
MCM’s Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.

Approved by:	/s/ Steven Carlson

Title:	Chief Compliance Officer

Effective Date:	October 1, 2004

Policy Amended:	February 10, 2006

Approved by:	/s/ Steven Carlson

Title:	Chief Compliance Officer

Effective Date:	February 10, 2006

Policy Amended:	July 19, 2006

Approved by:	/s/ Steven Carlson

Title:	Chief Compliance Officer

Effective Date:	July 19, 2006

Massachusetts Financial Services Company
MFS PROXY VOTING POLICIES AND PROCEDURES

Owner: Mark N. Polebaum,	Effective Date: February 2, 2006
Chairman - MFS Proxy Voting
Committee

Contact Persons:	Replaces Policy Version Dated:
Susan S. Newton	March 15, 2005
Robertson G. Mansi
Brian T. Hourihan

Applicability: Investment companies, other the MFS Union Standard Equity Fund, accounts and other clients for which MFS serves as investment adviser and has been delegated proxy voting authority.	Internal Compliance Controls Committee Approval: February , 2006 Board Approvals/Adoptions: MFS Funds Board — February 21, 2006 Compass Funds Board — February 23, 2006 Offshore Funds Board -
I. Policy Purpose and Summary
The MFS Proxy Voting Policies and Procedures (as defined below) govern the manner in which the proxies of securities owned by the funds, accounts and other clients for which MFS serves as investment adviser and has been delegated the authority to vote proxies, including the registered investment companies sponsored by MFS, other than the MFS Union Standard Equity Fund, will be voted.
II. Overview
Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS’ other investment adviser subsidiaries (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS, other than the MFS Union Standard Equity Fund (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.
The MFS Proxy Voting Policies and Procedures include:
A. Voting Guidelines;
B. Administrative Procedures;
C. Monitoring System;
D. Records Retention; and
E. Reports.
A. VOTING GUIDELINES
1. General Policy; Potential Conflicts of Interest
MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS’ corporate interests, including interests such as the distribution of MFS Fund             shares, administration of 401(k) plans, and institutional relationships.
MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In other words, the underlying guidelines are simply that – guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from these guidelines.
As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.
From time to time, MFS receives comments on these guidelines as well as regarding particular voting issues from its clients and corporate issuers. These comments are carefully considered by MFS, when it reviews these guidelines each year and revises them as appropriate.
These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and E below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting with respect to such potential material conflicts of interest.
2. MFS’ Policy on Specific Issues
Election of Directors
MFS believes that good governance should be based on a board with a majority of directors who are “independent” of management, and whose key committees (e.g., compensation, nominating, and audit committees) are comprised entirely of “independent” directors. While MFS generally supports the board’s nominees in uncontested elections, we will withhold our vote for a nominee for a board of a U.S. issuer if, as a result of such nominee being elected to the board, the board would be comprised of a majority of members who are not “independent” or, alternatively, the compensation, nominating or audit committees would include members who are not “independent.” MFS will also withhold its vote for a nominee to the board if we can determine that he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason. In addition, MFS will withhold its vote for all nominees standing for election to a board of a U.S. issuer if we can determine: (1) if, since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has repriced underwater options; or (2) if, within the last year, shareholders approved by majority vote a resolution recommending that the board rescind a “poison pill” and the board has failed to take responsive action to that resolution. Responsive action would include the rescission of the “poison pill”(without a broad reservation to reinstate the “poison pill” in the event of a hostile tender offer), or public assurances that the terms of the “poison pill” would be put to a binding shareholder vote within the next five to seven years.
MFS evaluates a contested election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management’s track record, the qualifications of the nominees for both slates and an evaluation of what each side is offering shareholders.
MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) (“Majority Vote Proposals”).
MFS considers voting against Majority Vote Proposals if the company has adopted, or has proposed to adopt in the proxy statement, formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.
MFS believes that a company’s election policy should address the specific circumstances at that company. MFS considers whether a company’s election policy articulates the following elements to address each director nominee who fails to receive an affirmative majority of votes cast in an election:
• Establish guidelines for the process by which the company determines the status of nominees who fail to receive an affirmative majority of votes cast and disclose the guidelines in the annual proxy statement;
• Guidelines should include a reasonable timetable for resolution of the nominee’s status and a requirement that the resolution be disclosed together with the reasons for the resolution;
• Vest management of the process in the company’s independent directors, other than the nominee in question; and
• Outline the range of remedies that the independent directors may consider concerning the nominee.
Classified Boards
MFS opposes proposals to classify a board (e.g., a board in which only one-third of board members are elected each year). MFS supports proposals to declassify a board.
Non-Salary Compensation Programs

Restricted stock plans should reward results rather than tenure. In some cases, restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime the holder is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold by the holder.
MFS votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give “free rides” on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted.
MFS opposes stock option programs that allow the board or the compensation committee, without shareholder approval, to reprice underwater options or to automatically replenish shares (i.e., evergreen plans). MFS will consider on a case-by-case basis proposals to exchange existing options for newly issued options (taking into account such factors as whether there is a reasonable value-for-value exchange).
MFS opposes stock option and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against stock option and restricted stock plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS may accept a higher percentage (up to 20%) in the case of startup or small companies which cannot afford to pay large salaries to executives, or in the case where MFS, based upon the issuer’s public disclosures, believes that the issuer has been responsible with respect to its recent compensation practices, including the mix of the issuance of restricted stock and options.
MFS votes in favor of stock option or restricted stock plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option and restricted stock plans for company executives.
Expensing of Stock Options
While we acknowledge that there is no agreement on a uniform methodology for expensing stock options, MFS supports shareholder proposals to expense stock options because we believe that the expensing of options presents a more accurate picture of the company’s financial results to investors. We also believe that companies are likely to be more disciplined when granting options if the value of stock options were treated as an expense item on the company’s income statements.
Executive Compensation

MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. Therefore, MFS opposes shareholder proposals that seek to set limits on executive compensation. Shareholder proposals seeking to set limits on executive compensation tend to specify arbitrary compensation criteria. MFS also opposes shareholder requests for disclosure on executive compensation beyond regulatory requirements because we believe that current regulatory requirements for disclosure of executive compensation are appropriate and that additional disclosure is often unwarranted and costly. Although we support linking executive stock option grants to a company’s stock performance, MFS opposes shareholder proposals that mandate a link of performance-based options to a specific industry or peer group index. MFS believes that compensation committees should retain the flexibility to propose the appropriate index or other criteria by which performance-based options should be measured. MFS evaluates other executive compensation restrictions (e.g., terminating the company’s stock option or restricted stock programs, freezing executive pay during periods of large layoffs, and establishing a maximum ratio between the highest paid executive and lowest paid employee) based on whether such proposals are in the best long-term economic interests of our clients.
Employee Stock Purchase Plans
MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.
“Golden Parachutes”
From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive.
Anti-Takeover Measures
In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements.
MFS will vote for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills.” Nevertheless, MFS will consider supporting the adoption of a prospective “poison pill” or the continuation of an existing “poison pill” if the following two conditions are met: (1) the “poison pill” allows MFS clients to hold an aggregate position of up to 15% of a company’s total voting securities (and of any class of voting securities); and (2) either (a) the “poison pill” has a term of not longer than five years, provided that MFS will consider voting in favor of the “poison pill” if the term does not exceed seven years and the “poison pill” is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the “poison pill” allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g., a “chewable poison pill” that automatically dissolves in the event of an all cash, all shares tender offer at a premium price).
MFS will consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.
Reincorporation and Reorganization Proposals
When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.
Issuance of Stock
There are many legitimate reasons for issuance of stock. Nevertheless, as noted above under “Non-Salary Compensation Programs”, when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device.
Repurchase Programs
MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

Confidential Voting
MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.
Cumulative Voting
MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders. In our view, shareholders should provide names of qualified candidates to a company’s nominating committee, which now for the first time (for U.S. listed companies) must be comprised solely of “independent” directors.
Written Consent and Special Meetings
Because the shareholder right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders, MFS generally opposes proposals that would prevent shareholders from taking action without a formal meeting or would take away a shareholder’s right to call a special meeting of company shareholders.
Independent Auditors
MFS believes that the appointment of auditors is best left to the board of directors of the company and therefore supports the ratification of the board’s selection of an auditor for the company. Recently, some shareholder groups have submitted proposals to limit the non-audit activities of a company’s audit firm. Some proposals would prohibit the provision of any non-audit services by a company’s auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company’s auditor due to the performance of non-audit work for the company by its auditor. MFS believes that the board, or its audit committee, should have the discretion to hire the company’s auditor for specific pieces of non-audit work in the limited situations permitted under current law.
Best Practices Standards
Best practices standards are rapidly developing in the corporate governance areas as a result of recent corporate scandals, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally support these developments. However, many issuers are not publicly registered, are not subject to these enhanced listing standards, or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS votes for proposals that enhance standards of corporate governance so long as we believe that – given the circumstances or the environment within which the issuers operate – the proposal is consistent with the best long-term economic interests of our clients.
Social Issues
There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for advancing their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to promulgate special reports on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.
The laws of various states may regulate how the interests of certain clients subject to those laws (e.g., state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.
Foreign Issuers
MFS will evaluate items on proxies for foreign companies in the context of the guidelines described above, as well as local market standards and best practices. Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted in favor) for foreign issuers include the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; (v) approval of share repurchase programs; (vi) election of directors in uncontested elections and (vii) appointment of auditors.
In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g., in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote.
B. ADMINISTRATIVE PROCEDURES
1. MFS Proxy Review Group
The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The MFS Proxy Voting Committee:
a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;
b. Determines whether any potential material conflicts of interest exist with respect to instances in which (i) MFS seeks to override these MFS Proxy Voting Policies and Procedures and (ii) votes on ballot items not clearly governed by these MFS Proxy Voting Policies and Procedures; and
c. Considers special proxy issues as they may arise from time to time.
2. Potential Conflicts of Interest
The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS’ clients. Any significant attempt to influence MFS’ voting on a particular proxy matter should be reported to the MFS Proxy Voting Committee.
In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting

Policies and Procedures, or (ii) matters presented for vote are not clearly governed by these MFS Proxy Voting Policies and Procedures, the MFS Proxy Voting Committee, or delegees, will follow these procedures:
a. Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the “MFS Significant Client List”);
b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;
c. If the name of the issuer appears on the MFS Significant Client List, then at least one member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and
d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests. A copy of the foregoing documentation will be provided to the MFS’ Conflicts Officer.
The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS’ distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.
3. Gathering Proxies
Most proxies received by MFS and its clients originate at Automatic Data Processing Corp. (“ADP”) although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s custodian or, less commonly, to the client itself. This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the “Proxy Administrator”), pursuant to which the Proxy Administrator performs various proxy vote related services, such as vote processing and recordkeeping functions for MFS’ Funds and institutional client accounts. The Proxy Administrator receives proxy statements and proxy cards directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders’ meetings of over 10,000 corporations are available on-line to certain MFS employees and the MFS Proxy Voting Committee.
4. Analyzing Proxies
Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator at the prior direction of MFS automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by the MFS Proxy Voting Committee. With respect to proxy matters that require the particular exercise of discretion or judgment, MFS considers and votes on those proxy matters. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.
As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g., corporate actions, such as mergers and acquisitions), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from portfolio managers or analysts.13 However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.
As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting

[13]	From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group may determine to vote the proxy in what it believes to be the best long-term economic interests of MFS’ clients.

proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.
5. Voting Proxies
In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.
C. MONITORING SYSTEM
It is the responsibility of the Proxy Administrator and MFS’ Proxy Voting Committee to monitor the proxy voting process. When proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator’s system. Through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company’s stock and the number of shares held on the record date with the Proxy Administrator’s listing of any upcoming shareholder’s meeting of that company.
When the Proxy Administrator’s system “tickler” shows that the voting cut-off date of a shareholders’ meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client’s custodian, the Proxy Administrator calls the custodian requesting that the materials be forwarded immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.
D. RECORDS RETENTION
MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees, Board of Directors and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy cards completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.
E. REPORTS
MFS Funds
MFS will report the results of its voting to the Board of Trustees, Board of Directors and Board of Managers of the MFS Funds. These reports will include: (i) a summary of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and (iv) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees, Directors and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.
All MFS Advisory Clients
At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.
Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.
III. Supervision

See Section B.1.
IV. Interpretation and Escalation

See Section B.1. and B.2.
V. Authority

See Section B.1.
VI. Monitoring

See Section C.
VII. Related Policies

Not applicable.
VII. Amendment

See Section B.1.(a).

IX. Recordkeeping

See Section D.

Merrill Lynch Investment Managers
Proxy Voting Policies and Procedures
as of
July 7, 2005

Merrill Lynch Investment Managers
Proxy Voting Policies and Procedures
Merrill Lynch Investment Managers, L.P., Fund Asset Management, L.P. and Merrill Lynch Investment Managers LLC (collectively, “MLIM”) are each U.S.-based investment advisers14 that are registered pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”) with the U.S. Securities and Exchange Commission, and that serve as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to MLIM’s clients. Certain clients of MLIM have retained the right to vote such proxies in general or in specific circumstances.15 Other clients, however, have delegated to MLIM the right to vote proxies for securities held in their accounts as part of MLIM’s authority to manage, acquire and dispose of account assets.
When MLIM votes proxies for a client that has delegated to MLIM proxy voting authority, MLIM acts as the client’s agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting. MLIM is therefore subject to a fiduciary duty to vote proxies in a manner MLIM believes is consistent with the client’s best interests,16 whether or not the client’s proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 (“ERISA”).17 When voting proxies for client accounts (including investment companies), MLIM’s primary objective is to make voting decisions solely in the best interests of clients and ERISA clients’ plan beneficiaries and participants. In fulfilling its obligations to clients, MLIM will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.18 It is imperative that

[14]	These policies do not apply to MLIM’s non-U.S.-based affiliates, including those that are registered under the Advisers Act.

[15]	In certain situations, a client may direct MLIM to vote in accordance with the client’s proxy voting policies. In these situations, MLIM will seek to comply with such policies to the extent it would not be inconsistent with other MLIM legal responsibilities.

[16]	Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

[17]	DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2

[18]	Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While MLIM is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a MLIM client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through MLIM as investment adviser, MLIM encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than MLIM.

MLIM considers the interests of its clients, and not the interests of MLIM, when voting proxies and that real (or perceived) material conflicts that may arise between MLIM’s interest and those of MLIM’s clients are properly addressed and resolved.19
Advisers Act Rule 206(4)-6 was adopted by the SEC in early 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.
In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, MLIM has adopted these policies and procedures and formed a Proxy Voting Committee (the “Committee”) to address proxy voting issues on behalf of MLIM and its clients.20

[19]	Proxy voting decisions, like other investment matters, are covered by MLIM’s “Policies and Procedures Concerning Communications Between Merrill Lynch Investment Managers Companies and Merrill Lynch Investment Banking, Trading and Research Areas” (MLIM’s “Ethical Wall” policies). One of the principal purposes of the Ethical Wall is to prohibit communications intended to place unusual pressure on a portfolio manager or analyst at MLIM to favor the interests of Merrill Lynch’s investment banking clients over the interests of MLIM’s investment advisory clients. To that end, as described herein, all proxy voting decisions will be made under the supervision of MLIM’s Proxy Voting Committee, which will include representatives of MLIM management and MLIM’s Legal Advisory Department. No MLIM employee may discuss pending corporate governance issues relating to securities held by MLIM clients with other Merrill Lynch employees if such discussions would violate MLIM’s Ethical Wall policies. Any communication relating to corporate governance matters that a MLIM employee reasonably believes could constitute a violation of such policies should immediately be reported to the Secretary of the Proxy Voting Committee and/or MLIM’s Chief Compliance Officer or General Counsel.

[20]	Subject to the Proxy Voting Policies of Merrill Lynch Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Trust Company FSB trust accounts managed by personnel dually-employed by MLIM.

I. Scope of Committee Responsibilities
The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all MLIM clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for MLIM accounts.21
The Committee shall establish MLIM’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties.22 As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.
The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issue. MLIM believes that certain proxy voting issues — such as approval of mergers and other significant corporate transactions — require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common MLIM position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).23

[21]	The Committee may delegate day-to-day administrative responsibilities to other MLIM personnel and/or outside service providers, as appropriate.

[22]	If invited to do so by the Proxy Voting Committee, Merrill Lynch personnel from investment banking, trading, retail brokerage and research areas (“Affiliate Personnel”) may present their views to MLIM’s Proxy Voting Committee on proxy voting issues on which they have expertise to the same extent as other outside parties invited to present to the Proxy Voting Committee. Affiliate Personnel, however, may not serve as members of the Proxy Voting Committee or be allowed to participate in its decision making (other than as presenters).

[23]	The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a MLIM client or otherwise. Where a material issue is involved and the issuer is a client of MLIM, the Committee shall determine, in its discretion, whether, for the purposes of ensuring that an independent determination is reached, to retain sole discretion to cast a vote for MLIM clients.

While it is expected that MLIM, as a fiduciary, will generally seek to vote proxies over which MLIM exercises voting authority in a uniform manner for all MLIM clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, MLIM believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for MLIM’s clients, on how best to maximize economic value in respect of a particular investment.
The Committee will also be responsible for documenting its basis for (a) any determination to vote a particular proxy in a manner contrary to its generally stated guidelines, (b) any determination to vote a particular proxy in a non-uniform manner, and (c) any other material determination made by the Committee, as well as for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.24 All determinations will be made, and all records maintained, in accordance with the proxy voting standards of ERISA (notwithstanding that ERISA may not apply to all client accounts) and the Advisers Act. Except as may be required by such standards or other applicable legal requirements, or as otherwise set forth herein, the determinations and records of the Committee shall be treated as proprietary, nonpublic and confidential.
The Committee shall be assisted by other MLIM personnel, as may be appropriate. In particular, the Committee has delegated to the “Middle Office” unit of MLIM Operations responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Middle Office unit of MLIM Operations shall do this by interfacing between (1) the Committee and (2) custodians, accountants and other service providers to MLIM and its clients. The Middle Office unit of MLIM Operations shall ensure that proxy voting issues are promptly brought to the Committee’s attention and that the Committee’s proxy voting decisions are appropriately disseminated and implemented.
To assist MLIM in voting proxies, the Committee may retain the services of a firm providing such services. MLIM has currently retained Institutional

[24]	The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.

Shareholder Services (“ISS”) in that role. ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MLIM may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

Committee Membership
The Committee will be chaired by a senior MLIM investment professional (the “MLIM CIO”) chosen by the MLIM Americas Business Management Committee (or other group consisting of MLIM’s senior executives that may succeed such committee). The MLIM CIO will be assisted by MLIM’s Head of Active Equity Management or another senior MLIM investment professional appointed by the MLIM CIO. The Committee shall consist of portfolio managers and investment analysts appointed by the MLIM CIO who are representative of the Active Equity, Private Investors and Quantitative Advisers divisions of MLIM, and such other personnel with investment or other relevant experience, as the MLIM CIO deems appropriate. No MLIM employee whose responsibilities relate primarily to Marketing or Sales may serve as a member of the Committee. Two members of MLIM’s Legal Advisory Department selected by the General Counsel of MLIM will be non-voting members of the Committee, one who shall serve as the Committee’s Secretary and principal legal counsel and the other who shall serve as Assistant Secretary.
The Committee’s membership shall be limited to full-time employees of MLIM. No person with any investment banking, trading, retail brokerage or research responsibilities for MLIM’s other affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with MLIM might be asked to do so).

Special Circumstances
Routine Consents. MLIM may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by MLIM clients. MLIM will generally treat such requests for consents not as “proxies” subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible MLIM investment professionals, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which MLIM clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.
Securities on Loan. Many MLIM clients participate in securities lending programs, either through Merrill Lynch Global Securities Financing (“MLGSF”) (MLIM’s securities lending affiliate) or lending agents unaffiliated with MLIM (such as their custodian). Under most securities arrangements, securities on loan may not be voted by the lender (unless the loan is recalled).25 MLIM believes that each client has a right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a manner that satisfies such client. If a client has determined to participate in a securities lending program, MLIM should therefore defer to the client’s determination that securities lending is beneficial to the account and not attempt to seek recalls solely for the purpose of voting routine proxies. Consequently, it is MLIM’s policy that, in the event that MLIM manages an account for a client that employs a lending agent unaffiliated with MLIM, MLIM will generally not seek to vote proxies relating to securities on loan because MLIM does not have the contractual right to recall such securities on loan from an unaffiliated lending agent for purposes of voting proxies. When MLIM manages an account for a client that employs MLGSF as its lending agent, MLIM will also generally not seek to vote proxies relating to securities on loan unless the MLIM portfolio manager responsible for the account or the Committee has determined that voting the proxy is in the client’s best interest and has requested MLGSF to recall the security in a timely manner, in accordance with MLIM’s internal loan procedures in effect from time to time.
Voting Proxies for Non-US Companies. While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect MLIM’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings, (ii) restrictions on a

[25]	See, e.g., BMA Master Securities Loan Agreement, 1993 version, paragraph 6.

foreigner’s ability to exercise votes, (iii) requirements to vote proxies in person, (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), (v) potential difficulties in translating the proxy, and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.
As a consequence, MLIM votes proxies of non-US companies only on a “best-efforts” basis. In addition, the Committee may determine that it is generally in the best interests of MLIM clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from MLIM portfolio managers) may override such determination with respect to a particular issuer’s shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case MLIM will seek to vote on a best-efforts basis.
Proxies Relating to MLIM Affiliates and MLIM Clients. From time to time, MLIM may be required to vote proxies in respect of an issuer that is an affiliate of MLIM (a “MLIM Affiliate”), or a money management or other client of MLIM (a “MLIM Client”).26 In such event, provided that the Committee is aware of the real or potential conflict, the following procedures shall apply:
▪ if circumstances permit,27 the Committee shall use its best efforts to have clients of MLIM that hold MLIM Affiliate or MLIM Client securities in their accounts28 informed of the potential conflict and their right to direct MLIM’s vote, withdraw MLIM’s voting authority and/or appoint an independent voting fiduciary, in respect of such holdings;

[26]	Such issuers may include investment companies for which MLIM provides investment advisory, administrative and/or other services. MLIM also may be required to vote proxies in respect of issuers that are clients of MLIM’s broker-dealer affiliates. MLIM may or may not be aware of the relationship in such cases. In either event, MLIM’s Ethical Wall policies (supra note 6) shall apply. In addition, in circumstances in which the client relationship is widely known to MLIM personnel and, in the opinion of the Secretary of the Proxy Committee, presents a potential material conflict, the Secretary of the Proxy Committee may advise the Committee to treat the client of an affiliated broker-dealer similarly to a MLIM client for purposes of the policies and procedures described herein.

[27]	Circumstances may not permit MLIM to inform clients of a potential conflict for practical reasons (e.g., lack of time) or legal reasons (e.g., if MLIM cannot communicate the nature of the conflict without also communicating nonpublic information).

[28]	In the case of an investment company advised by MLIM, it shall be sufficient for MLIM to inform a representative of the Board of Directors in accordance with procedures adopted by the investment company from time to time.

▪ The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving MLIM Affiliates and MLIM Clients. If, however, the matter to be voted on represents a non-routine matter that is material to a MLIM Affiliate or a MLIM Client and the Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of MLIM’s clients;
▪ if the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the MLIM CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the MLIM CIO. The MLIM CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the MLIM Client or Affiliate and whose job evaluations would not be affected by MLIM’s relationship with the MLIM Client or Affiliate (or failure to retain such relationship); and
▪ the subcommittee shall determine whether and how to vote all proxies on behalf of MLIM’s clients or, if the proxy matter is, in the subcommittee’s judgment, akin to an investment decision, defer to MLIM portfolio managers, provided that, if the subcommittee determines to alter MLIM’s normal voting guidelines or, on matters where MLIM’s policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to MLIM on that matter, no proxies relating to the MLIM Client or Affiliate may be voted unless the Secretary, or in the Secretary’s absence, the Assistant Secretary of the Committee concurs that the subcommittee’s determination is consistent with MLIM’s fiduciary duties.

IV. Voting Guidelines
The Committee has determined that it is appropriate and in the best interests of MLIM’s clients to adopt the following voting guidelines, which represent the Committee’s usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee’s judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

A.	Boards of Directors
These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee’s history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.
The Committee’s general policy is to vote:

#	VOTE and DESCRIPTION
A.1	FOR nominees for director of United States companies in uncontested elections, except for nominees who

▪ have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business

▪ voted to implement or renew a “dead-hand” poison pill

▪ ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

▪ failed to act on takeover offers where the majority of the shareholders have tendered their shares

▪ are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

▪ on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance

#	VOTE and DESCRIPTION
▪ sit on more than six boards of public companies

A.2
FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees’ poor records of representing shareholder interests, on a case-by-case basis

A.3	FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.4	AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.5	AGAINST proposals supporting cumulative voting

A.6	FOR proposals eliminating cumulative voting

A.7	FOR proposals supporting confidential voting

A.8	FOR proposals seeking election of supervisory board members

A.9	AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors

A.10	AGAINST shareholder proposals for term limits for directors

A.11	FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older

A.12	AGAINST shareholder proposals requiring directors to own a minimum amount of company stock

A.13	FOR proposals requiring a majority of independent directors on a Board of Directors

#	VOTE and DESCRIPTION
A.14	FOR proposals to allow a Board of Directors to delegate powers to a committee or committees

A.15	FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors

A.16	AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer

A.17	FOR proposals to elect account inspectors

A.18	FOR proposals to fix the membership of a Board of Directors at a specified size

A.19	FOR proposals permitting shareholder ability to nominate directors directly

A.20	AGAINST proposals to eliminate shareholder ability to nominate directors directly

A.21	FOR proposals permitting shareholder ability to remove directors directly

A.22	AGAINST proposals to eliminate shareholder ability to remove directors directly

B. Auditors
These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.
The Committee’s general policy is to vote:

B.1	FOR approval of independent auditors, except for

▪ auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent

▪ auditors who have rendered an opinion to any company which in the Committee’s opinion is either not consistent with best accounting practices or not indicative of the company’s financial situation

▪ on a case-by-case basis, auditors who in the Committee’s opinion provide a significant amount of non-audit services to the company

B.2	FOR proposals seeking authorization to fix the remuneration of auditors

B.3	FOR approving internal statutory auditors

B.4	FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years

C.	Compensation and Benefits
These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.
The Committee’s general policy is to vote:

C.1
IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company’s plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2	FOR proposals to eliminate retirement benefits for outside directors

C.3	AGAINST proposals to establish retirement benefits for outside directors

C.4	FOR proposals approving the remuneration of directors or of supervisory board members

C.5	AGAINST proposals to reprice stock options

C.6	FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.

C.7	FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years

C.8	AGAINST proposals seeking to pay outside directors only in stock

C.9	FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits

C.10	AGAINST proposals to ban all future stock or stock option grants to executives

C.11	AGAINST option plans or grants that apply to directors or employees of “related companies” without adequate disclosure of the corporate relationship and justification of the option policy

C.12	FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

D. Capital Structure
These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.
The Committee’s general policy is to vote:

D.1	AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company’s total outstanding capital

D.2	FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights

D.3	FOR management proposals approving share repurchase programs

D.4	FOR management proposals to split a company’s stock

D.5	FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros

D.6	FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date).

E. Corporate Charter and By-Laws
These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws, principally for the purpose of adopting or redeeming “poison pills”. As a general matter, the Committee opposes poison pill provisions.
The Committee’s general policy is to vote:

E.1	AGAINST proposals seeking to adopt a poison pill

E.2	FOR proposals seeking to redeem a poison pill

E.3	FOR proposals seeking to have poison pills submitted to shareholders for ratification

E.4	FOR management proposals to change the company’s name

F. Corporate Meetings
These are routine proposals relating to various requests regarding the formalities of corporate meetings.
The Committee’s general policy is to vote:

F.1	AGAINST proposals that seek authority to act on “any other business that may arise”

F.2	FOR proposals designating two shareholders to keep minutes of the meeting

F.3	FOR proposals concerning accepting or approving financial statements and statutory reports

F.4	FOR proposals approving the discharge of management and the supervisory board

F.5	FOR proposals approving the allocation of income and the dividend

F.6	FOR proposals seeking authorization to file required documents/other formalities

F.7	FOR proposals to authorize the corporate board to ratify and execute approved resolutions

F.8	FOR proposals appointing inspectors of elections

F.9	FOR proposals electing a chair of the meeting

F.10	FOR proposals to permit “virtual” shareholder meetings over the Internet

F.11	AGAINST proposals to require rotating sites for shareholder meetings

G. Investment Companies
These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which MLIM provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective, that the Investment Company Act of 1940 envisions will be approved directly by shareholders.
The Committee’s general policy is to vote:

G.1	FOR nominees for director of mutual funds in uncontested elections, except for nominees who

▪ have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business

▪ ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

▪ are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

▪ on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance

G.2	FOR the establishment of new series or classes of shares

G.3	AGAINST proposals to change a fund’s investment objective to nonfundamental

G.4	FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote

G.5	AGAINST a shareholder proposal for the establishment of a director ownership requirement

G.6	FOR classified boards of closed-end investment companies

H. Environmental and Social Issues
These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.
The Committee’s general policy is to vote:

H.1	AGAINST proposals seeking to have companies adopt international codes of conduct

H.2	AGAINST proposals seeking to have companies provide non-required reports on:

▪ environmental liabilities;

▪ bank lending policies;

▪ corporate political contributions or activities;

▪ alcohol advertising and efforts to discourage drinking by minors;

▪ costs and risk of doing business in any individual country;

▪ involvement in nuclear defense systems

H.3	AGAINST proposals requesting reports on Maquiladora operations or on CERES principles

H.4	AGAINST proposals seeking implementation of the CERES principles

Notice to Clients
MLIM will make records of any proxy vote it has made on behalf of a client available to such client upon request.29 MLIM will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients’ interests or as may be necessary to effect such votes or as may be required by law.
MLIM encourage clients with an interest in particular proxy voting issues to make their views known to MLIM, provided that, in the absence of specific written direction from a client on how to vote that client’s proxies, MLIM reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.
These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice. MLIM will, however, provide a revised copy of these policies promptly following any amendment to any current client who has, in writing, expressed an interest in receiving updates.

[29]	Such request may be made to the client’s portfolio or relationship manager or addressed in writing to Secretary, MLIM Proxy Voting Committee, Legal Advisory Department, Merrill Lynch Investment Managers, 800 Scudders Mill Road, Plainsboro, NJ 08536.

MFC Global Investment Management
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
PROXY VOTING POLICY
ISSUED: AUGUST 2003

MFC Global Investment Management (U.S.A.) Limited (“MFC-GIM (USA)”) manages money on behalf of, or provides investment advice to, clients.
Arising out of these relationships, MFC-GIM(USA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of client funds that any person, familiar with the matters would exercise under similar circumstances in managing the property of another person.
In addition to its fiduciary duty, MFC-GIM (USA) must also comply with the proxy requirements of Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended from time to time (“Advisers Act”), and any other law which governs the exercise of voting rights by an investment adviser.
A proxy is a shareholder’s right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to an advisor to vote proxies on their behalf.) The right to vote is an asset, as a company’s shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.
Fiduciary Duty Guideline Requirements
When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of, or access to, proxies and any supporting documentation for non-routine issues. As an investment advisory company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.
Our Policy
A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person or persons to whom such responsibility has been delegated by the Portfolio Manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. See “Proxy Committees” and “Proxy Services” below.
When voting proxies, the following standards apply:
• The Portfolio Manager will vote based on what they believe to be in the best interest of the client and in accordance with the client’s investment guidelines.

• Each voting decision should be made independently. The Portfolio Manager may enlist the services of reputable professionals and/or proxy evaluation services, such as Institutional Shareholder Services (“ISS”) (see “Proxy Service” below), whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to cast a vote will always rest with the Portfolio Manager, or any Proxy Committee which may be formed to deal with voting matters from time to time. See “Proxy Committees” below.
• Investment guidelines/contracts should outline how voting matters will be treated, and clients should be notified of voting procedures from time to time in accordance with any applicable legislative requirements.
• The quality of a company’s management is a key consideration factor in the Portfolio Manager’s investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC-GIM(USA) will vote as recommended by a company’s management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.
• As a general principle, voting should be consistent among portfolios having the same mandates, subject to the client’s preferences and the Conflict Procedures set out below.
MFC-GIM (USA) will reasonably consider specific voting instruction requests made to it by clients.
Proxy Services
Each Portfolio Manager is responsible for the voting of securities in portfolios managed by them. In order to assist in voting securities, MFC-GIM (USA) may from time to time delegate certain proxy advisory and voting responsibilities to a third party proxy service provider.
MFC-GIM (USA) has currently delegated certain duties to ISS. ISS specializes in the proxy voting and corporate governance area and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each Portfolio Manager may rely on ISS’s research and recommendations in casting votes, each Portfolio Manager may deviate from any recommendation provided from ISS on general policy issues or specific proxy proposals in accordance with any MFC-GIM (USA) proxy policies and procedures which may be in effect from time to time. See “Proxy Committees” below.

MFC-GIM (USA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.
Proxy Committees
From time to time proxy voting issues arise generally or with respect to a specific vote.
In such cases, one or more persons may be appointed as a Proxy Committee to review certain issues.
One or more of such committees may be created on a permanent or temporary basis from time to time. The terms of reference and the procedures under which a committee will operate from time to time must be reviewed by the Legal and Compliance Department. Records of the committee’s deliberations and recommendations shall be kept in accordance with this Policy and applicable law, if any. See “Documentation and Client Notification Requirements” below.
Conflicts Procedures
MFC-GIM (USA) is required to monitor and resolve possible material conflicts (“Conflicts”) between the interests of MFC-GIM (USA) and the interests of clients who have instructed MFC-GIM (USA) to vote securities held in their portfolios. MFC-GIM (USA) is affiliated with both Manulife Financial Corporation (“MFC”) and The Manufacturers Life Insurance Company (“MLI”). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.
Anyone within MFC-GIM (USA) who becomes aware of a potential conflict shall notify the Legal and Compliance department as well as the appropriate desk head. If it is determined by the Legal and Compliance Department that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.
In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a Conflict must appoint a member of the Legal and Compliance team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee’s deliberations, but shall not be entitled to vote as a member of the Committee.
The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable The Proxy Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.

Documentation and Client Notification Requirements
The Portfolio Manager should retain, or arrange to be retained in an accessible format from a proxy service or other source, voting records for securities held in each portfolio. These should include all records required by applicable law from time to time, such as
(i) proxy voting procedures and policies, and all amendments thereto;
(ii) all proxy statements received regarding client securities;
(iii) a record of all votes cast on behalf of clients;
(iv) records of all client requests for proxy voting information;
(v) any documents prepared by the Portfolio Manager or a Proxy Committee that were material to a voting decision or that memorialized the basis for the decision;
(vi) all records relating to communications with clients regarding conflicts of interest in voting; and
(vii) any other material required by law to be kept from time to time.
MFC-GIM(USA) shall describe to clients, or provide a copy of, it’s proxy voting policies and procedures and shall also advise clients how they may obtain information on securities voted in their portfolio.

MFC Global Investment Management (U.S.), LLC
PROXY VOTING POLICY
Proxies for portfolio securities are voted by IRRC according to the following policy.
For issues not covered in the policy, or those to be evaluated on a case-by case basis, the portfolio manager holding he largest number of shares of that security among the JH funds will be contacted for advice and a voting recommendation.
If you have any questions about the procedure, please contact Lois White at 617-375-6214.  For questions about the policy, contact Barry Evans at (617-375-1979).
Proxy Voting Summary
We believe in placing our clients’ interests first. Before we invest in a particular stock or bond, our team of portfolio managers and research analysts look closely at the company by examining its earnings history, its management team and its place in the market. Once we invest, we monitor all our clients’ holdings, to ensure that they maintain their potential to produce results for investors.
As part of our active investment management strategy, we keep a close eye on each company we invest in. Routinely, companies issue proxies by which they ask investors like us to vote for or against a change, such as a new management team, a new business procedure or an acquisition. We base our decisions on how to vote these proxies with the goal of maximizing the value of our clients’ investments.
Currently, John Hancock Advisers, LLC (“JHA”) and MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) manage open-end funds, closed-end funds and portfolios for institutions and high-net-worth investors. Occasionally, we utilize the expertise of an outside asset manager by means of a subadvisory agreement. In all cases, JHA or MFC Global (U.S.) makes the final decision as to how to vote our clients’ proxies. There is one exception, however, and that pertains to our international accounts. The investment management team for international investments votes the proxies for the accounts they manage. Unless voting is specifically retained by the named fiduciary of the client, JHA and MFC Global (U.S.) will vote proxies for ERISA clients.
In order to ensure a consistent, balanced approach across all our investment teams, we have established a proxy oversight group comprised of associates from our investment, operations and legal teams. The group has developed a set of policies and procedures that detail the standards for how JHA and MFC Global

(U.S.) vote proxies. The guidelines of JHA have been approved and adopted by each fund client’s board of trustees who have voted to delegate proxy voting authority to their investment adviser, JHA. JHA and MFC Global (U.S.)’s other clients have granted us the authority to vote proxies in our advisory contracts or comparable documents.
JHA and MFC Global (U.S.) have hired a third party proxy voting service which has been instructed to vote all proxies in accordance with our established guidelines except as otherwise instructed.
In evaluating proxy issues, our proxy oversight group may consider information from many sources, including the portfolio manager, management of a company presenting a proposal, shareholder groups, and independent proxy research services. Proxies for securities on loan through securities lending programs will generally not be voted, however a decision may be made to recall a security for voting purposes if the issue is material.
Below are the guidelines we adhere to when voting proxies. Please keep in mind that these are purely guidelines. Our actual votes will be driven by the particular circumstances of each proxy.  From time to time votes may ultimately be cast on a case-by-case basis, taking into consideration relevant facts and circumstances at the time of the vote. Decisions on these matters (case-by-case, abstention, recall) will normally be made by a portfolio manager under the supervision of the chief investment officer and the proxy oversight group. We may abstain from voting a proxy if we conclude that the effect on our clients’ economic interests or the value of the portfolio holding is indeterminable or insignificant.
Proxy Voting Guidelines
Board of Directors
We believe good corporate governance evolves from an independent board.
We support the election of uncontested director nominees, but will withhold our vote for any nominee attending less than 75% of the board and committee meetings during the previous fiscal year. Contested elections will be considered on a case by case basis by the proxy oversight group, taking into account the nominee’s qualifications. We will support management’s ability to set the size of the board of directors and to fill vacancies without shareholder approval but will not support a board that has fewer than 3 directors or allows for the removal of a director without cause.
We will support declassification of a board and block efforts to adopt a classified board structure. This structure typically divides the board into classes with each class serving a staggered term.

In addition, we support proposals for board indemnification and limitation of director liability, as long as they are consistent with corporate law and shareholders’ interests. We believe that this is necessary to attract qualified board members.
Selection of Auditors
We believe an independent audit committee can best determine an auditor’s qualifications.
We will vote for management proposals to ratify the board’s selection of auditors, and for proposals to increase the independence of audit committees.
Capitalization
We will vote for a proposal to increase or decrease authorized common or preferred stock and the issuance of common stock, but will vote against a proposal to issue or convert preferred or multiple classes of stock if the board has unlimited rights to set the terms and conditions of the shares, or if the shares have voting rights inferior or superior to those of other shareholders.
In addition, we will support a management proposal to: create or restore preemptive rights; approve a stock repurchase program; approve a stock split or reverse stock split; and, approve the issuance or exercise of stock warrants.
Acquisitions, mergers and corporate restructuring
Proposals to merge with or acquire another company will be voted on a case-by-case basis, as will proposals for recapitalization, restructuring, leveraged buyout, sale of assets, bankruptcy or liquidation. We will vote against a reincorporation proposal if it would reduce shareholder rights. We will vote against a management proposal to ratify or adopt a poison pill or to establish a supermajority voting provision to approve a merger or other business combination. We would however support a management proposal to opt out of a state takeover statutory provision, to spin-off certain operations or divisions and to establish a fair price provision.
Corporate Structure and Shareholder Rights
In general, we support proposals that foster good corporate governance procedures and that provide shareholders with voting power equal to their equity interest in the company.
To preserve shareholder rights, we will vote against a management proposal to restrict shareholders’ right to: call a special meeting and to eliminate a shareholders’ right to act by written consent. In addition, we will not support a management proposal to adopt a supermajority vote requirement to change certain by-law or charter provisions or a non-technical amendment to by-laws or a charter that reduces shareholder rights.
Equity-based compensation
Equity-based compensation is designed to attract, retain and motivate talented executives and independent directors, but should not be so significant as to materially dilute shareholders’ interests.
We will vote against the adoption or amendment of a stock option plan if the:
• The compensation committee is not fully independent
• plan dilution is more than 10% of outstanding common stock,
• company allows or has allowed the re-pricing or replacement of underwater options in the past three fiscal years (or the exchange of underwater options) without shareholder approval.
• if the option is not premium priced or indexed, or does not vest based on future performance
With respect to the adoption or amendment of employee stock purchase plans or a stock award plan, we will vote against management if:
• the plan allows stock to be purchased at less than 85% of fair market value;
• this plan dilutes outstanding common equity greater than 10%
• all stock purchase plans, including the proposed plan, exceed 15% of outstanding common equity
• if the potential dilution from all company plans is more than 85%
With respect to director stock incentive/option plans, we will vote against management if:
• the minimum vesting period for options or time lapsing restricted stock is les than one year
• if the potential dilution for all company plans is more than 85%
Other Business
For routine business matters which are the subject of many proxy related questions, we will vote with management proposals to:
• change the company name;
• approve other business;
• adjourn meetings;
• make technical amendments to the by-laws or charters;
• approve financial statements;
• approve an employment agreement or contract.
Shareholder Proposals
Shareholders are permitted per SEC regulations to submit proposals for inclusion in a company’s proxy statement. We will generally vote against shareholder proposals and in accordance with the recommendation of management except as follows where we will vote for proposals:

• calling for shareholder ratification of auditors;
• calling for auditors to attend annual meetings;
• seeking to increase board independence;
• requiring minimum stock ownership by directors;
• seeking to create a nominating committee or to increase the independence of the nominating committee; • seeking to increase the independence of the audit committee.
Corporate and social policy issues
We believe that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors.
Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices.  We generally vote against business practice proposals and abstain on social policy issues, though we may make exceptions in certain instances where we believe a proposal has substantial economic implications.
Proxy Voting Procedures
The role of the proxy voting service
John Hancock Advisers, LLC (“JHA”) and MFC Global Investment Management (U.S.) (“MFC Global (U.S.)”) have hired a proxy voting service to assist with the voting of client proxies. The proxy service coordinates with client custodians to ensure that proxies are received for securities held in client accounts and acted on in a timely manner. The proxy service votes all proxies received in accordance with the proxy voting guidelines established and adopted by JHA and MFC Global (U.S.). When it is unclear how to apply a particular proxy voting guideline or when a particular proposal is not covered by the guidelines, the proxy voting service will contact the proxy oversight group coordinator for a resolution.
The role of the proxy oversight group and coordinator
The coordinator will interact directly with the proxy voting service to resolve any issues the proxy voting service brings to the attention of JHA or MFC Global (U.S.). When a question arises regarding how a proxy should be voted the coordinator contacts the firm’s investment professionals and the proxy oversight group for a resolution. In addition the coordinator ensures that the proxy voting service receives responses in a timely manner. Also, the coordinator is responsible for identifying whether, when a voting issue arises, there is a potential conflict of interest situation and then escalating the issue to the firm’s Executive Committee. For securities out on loan as part of a securities lending program, if a decision is made to vote a proxy, the coordinator will manage the return/recall of the securities so the proxy can be voted.

The role of mutual fund trustees
The boards of trustees of our mutual fund clients have reviewed and adopted the proxy voting guidelines of the funds’ investment adviser, JHA. The trustees will periodically review the proxy voting guidelines and suggest changes they deem advisable.
Conflicts of interest
Conflicts of interest are resolved in the best interest of clients.
With respect to potential conflicts of interest, proxies will be voted in accordance with JHA’s or MFC Global (U.S.)’s predetermined policies. If application of the predetermined policy is unclear or does not address a particular proposal, a special internal review by the JHA Executive Committee or MFC Global (U.S.) Executive Committee will determine the vote.  After voting, a report will be made to the client (in the case of an investment company, to the fund’s board of trustees), if requested.  An example of a conflict of interest created with respect to a proxy solicitation is when JHA or MFC Global (U.S.) must vote the proxies of companies that they provide investment advice to or are currently seeking to provide investment advice to, such as to pension plans.

MFC Global Investment Management US
Investment Operations
Procedures
Last Revised: 11/09/06
File Name: Proxy Procedures.doc
The MFC GIM (U.S.) IMA group votes proxy ballots on behalf of all JH mutual funds (except JH International Fund), institutional, and private client accounts. The following list is a specific set of instructions to vote the proxies through Institutional Shareholder Services. JH utilizes the SmartVoter platform, wherein individual ballot proposals are voted according to uniform guidelines that are set annually by the JH Proxy Committee. If a proxy contains unique proposals that are outside of the scope of the guidelines, the Portfolio Manager with the greatest holdings will be emailed the proposal, and he or she will decide the vote.
-	Log onto ISS website, https://ga.issproxy.com/

-	Click into Meetings tab to access the proxy ballots

-	Sort ballots by clicking the Cutoff date header.

-	Ballots are listed by cutoff date, meeting date, date of ballot receipt, company, status and country.

-	To view ballot click on the company name

-	When viewing ballot, note which funds hold the security, the meeting date, the cutoff date, CUSIP and proposal.

-	On all funds, vote with the 594 Recommendations.

-	After vote has been selected, set page setup to landscape, and print page.

-	Submit ballot, and you will be brought to the confirmation screen. Print the confirmation screen and select confirm.
Refer Items
-	If 594 Rec is REFER, email PM of the fund that holds the most Available Shares of the security. To check this, run 4CrossHldgHLD on Portia for CUSIP and verify which fund holds the most shares as of the record date.

-	Consult fund matrix to look up the PM of the fund, and send out an email (from JHProxy mailbox) in the following format requesting voting instructions:

     The company referenced above has a proxy proposal that requires your vote. Please advise via return email whether to vote FOR / AGAINST / ABSTAIN the following proposals:
Proposal # 1 ...
Proposal # 2 ...
I have attached the ISS’s research for this meeting. The deadline for voting is March XXth, and the meeting takes place on March XX, 2006
-	Attach the ISS Governance Research PDF file to the email.
*   If research is unavailable be sure to mention that in the body of the email.
-	The email header should contain: Proxy — Company Name — Vote Cutoff — Cutoff Date (=Day prior to actual Cutoff displayed on ISS)

-	If a ballot shows up on ISS with a case-by-case (REFER) vote needing PM instruction on the same day as the cutoff date, send off the email as normal, but make note of the short notice in the Proxy folder in the spreadsheet ISS SHORT NOTICE MEETINGS2006
No PM Response
-	If a PM does not respond to the email requesting voting instructions, vote ABSTAIN on the case-by-case (REFER) proposals. In addition, be sure to document that the PM did not respond- S: Fund Financial Management\PRIVACCT\Proxy\No PM Response. Fill in the parameters of the spreadsheet, and note any reason that may be the cause for the lack of response from the portfolio manager.

-	Ballots that do not get voted by the cutoff date will be automatically voted by ISS. They have standing instructions to vote in accordance with the SmartVoter recommendations and to vote ABSTAIN on all REFER recommendations. ISS will notify us via email if they have submitted a ballot.
PCG / Retail Account
-	If the only holder of the security is JHA private account, email Tom/Ryan the Record Date and CUSIP. Tom/Ryan will provide you with the PM to contact on all REFER proposals
Changing Vote — Voting Against Guidelines
-	If a Portfolio Manager requests a vote “against” John Hancock voting guidelines, the JH Proxy Committee must be notified before submitting the ballot. Send an email (from JHProxy) to each of the committee members stating the JH policy recommendation, as well as, the PM’s recommendation. Please be sure to include the PM’s justification for the vote against guidelines in the email. The current Proxy Committee members are:

Ismail Gunes, Barry Evans, Tim Keefe, Frank Knox, Mark Schmeer

Also, be sure to save all correspondence to/from the Proxy Committee in the JHProxy/Committee folder.

MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES
I. POLICY STATEMENT
Introduction — Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. The Policy will be reviewed and, updated, as necessary, to address new or revised proxy voting issues. The MSIM entities covered by the Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates”).
Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy (except for the Morgan Stanley KLD Social Index Fund, which votes proxies pursuant to the Institutional Shareholder Services’ Social Investment Research Proxy Voting Guidelines) pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors or Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.
Proxy Research Services - Institutional Shareholder Services (“ISS”) and Glass Lewis (together with other proxy research providers as MSIM Affiliates may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While the MSIM Affiliates may review and utilize the recommendations of the Research Providers in making proxy voting decisions, they are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM’s Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the Research Providers.
Voting Proxies for Certain Non-U.S. Companies - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-U.S. companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate’s ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate’s voting instructions. As a result, clients’ non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to MSIM’s clients of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients’ non-U.S. proxies.
II. GENERAL PROXY VOTING GUIDELINES
To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) this Policy, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may, pursuant to the procedures set forth in Section IV. below, vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A. A MSIM Affiliate will not generally vote a proxy if it has sold the affected security between the record date and the meeting date.
III. GUIDELINES

A. Corporate Governance Matters. The following proposals will generally be voted as indicated below, unless otherwise determined by the Proxy Review Committee.
i. General.
1. Generally, routine management proposals will be supported. The following are examples of routine management proposals:
• Approval of financial statements, director and auditor reports.
• General updating/corrective amendments to the charter.
• Proposals related to the conduct of the annual meeting, except those proposals that relate to the “transaction of such other business which may come before the meeting.”
2. Proposals to eliminate cumulative voting generally will be supported; proposals to establish cumulative voting in the election of directors will not be supported.
3. Proposals requiring confidential voting and independent tabulation of voting results will be supported.
4. Proposals requiring a U.S. company to have a separate Chairman and CEO will not be supported. Proposals requiring non-U.S. companies to have a separate Chairman and CEO will be supported.
5. Proposals by management of non-U.S. companies regarding items that are clearly related to the regular course of business will be supported.
6. Proposals to require the company to expense stock options will be supported.
7. Open-ended requests for adjournment generally will not be supported. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported.
8. Proposals to declassify the Board of Directors (if management supports a classified board) generally will not be supported.

9. Proposal requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders generally will not be supported.
ii. Election of Directors. In situations where no conflict exists and where no specific governance deficiency has been noted, unless otherwise determined by the Proxy Review Committee, proxies will be voted in support of nominees of management.
1. The following proposals generally will be supported:
• Proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors.
• Proposals requiring that members of the company’s compensation, nominating and audit committees be comprised of independent or unaffiliated directors.
2. Unless otherwise determined by the Proxy Review Committee, a withhold vote will be made in the following circumstances:
(a) If a company’s board is not comprised of a majority of disinsterested directors, a withhold vote will be made for interested directors. A director nominee may be deemed to be interested if the nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel or other professional service provider, or familial relationship with a senior officer of the issuer) that may impair his or her independence;
(b) If a nominee who is interested is standing for election as a member of the company’s compensation, nominating or audit committees;
(c) A direct conflict exists between the interests of the nominee and the public shareholders;
(d) Where the nominees standing for election have not taken action to implement generally accepted governance practices for which there is a “bright line” test. These would include elimination of dead hand or slow hand poison pills, requiring audit, compensation or nominating committees to be composed of independent directors and requiring a majority independent board;
(e) A nominee has failed to attend at least 75% of board meetings within a given year without a reasonable excuse; or

(f) A nominee serves on the board of directors for more than six companies (excluding investment companies).
iii. Auditors
1. Generally, management proposals for selection or ratification of auditors will be supported. However, such proposals may not be supported if the audit fees are excessive. Generally, to determine if audit fees are excessive, a 50% test will be applied: i.e., non-audit fees should be less than 50% of the total fees paid to the auditor.
2. Proposals requiring auditors to attend the annual meeting of shareholders will be supported.
3. Proposals to indemnify auditors will not be supported.
iv. Anti-Takeover Matters
1. Proposals to modify or rescind existing supermajority vote requirements to amend the charter or bylaws will be supported; proposals to amend by-laws to require a supermajority shareholder vote to pass or repeal certain provisions will not be supported.
2. Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.
3. Proposals requiring shareholder approval or ratification of a shareholder rights plan or poison pill will be supported.
B. Capitalization changes. The following proposals generally will be voted as indicated below, unless otherwise determined by the Proxy Review Committee.
1. The following proposals generally will be supported:
• Proposals relating to capitalization changes that eliminate other classes of stock and/or eliminate unequal voting rights.
• Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.
• Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.
• Proposals for share repurchase plans.
• Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.
• Proposals to effect stock splits.
• Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.
2. The following proposals generally will not be supported (notwithstanding management support).
• Proposals relating to capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.
• Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.
• Proposals to create “blank check” preferred stock.
• Proposals relating to changes in capitalization by 100% or more.
C. Compensation. The following proposals generally will be voted as indicated below, unless otherwise determined by the Proxy Review Committee.
1. The following proposals generally will be supported:
• Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.
• Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

• Proposals for the establishment of employee stock option plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.
• Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.
2. Blanket proposals requiring shareholder approval of all severance agreements will not be supported, however, proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.
3. Blanket proposals requiring shareholder approval of executive compensation generally will not be supported.
4. Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission (“SEC”) regulations generally will not be supported.
D. Other Recurring Items. The following proposals generally will be voted as indicated below, unless otherwise determined by the Proxy Review Committee.
1. Proposals to add restrictions related to social, political, environmental or special interest issues that do not relate directly to the business of the company and which do not appear to be directed specifically to the business or financial interest of the company generally will not be supported.
2. Proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate will not be supported.
E. Items to be reviewed by the Proxy Review Committee
The following types of non-routine proposals, which potentially may have a substantive financial or best interest impact on an issuer, will be voted as determined by the Proxy Review Committee.
i. Corporate Transactions
• Proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, Research Providers’ research and analysis will be used along with MSIM Affiliates’ research and analysis, including, among other things, MSIM internal company-specific knowledge. Proposals for mergers or other significant transactions that are friendly, approved by the Research Providers, where there is no portfolio manager objection and where there is no material conflict of interest, generally will be supported and will not need to be reviewed by the Proxy Review Committee.
ii. Compensation
• Proposals relating to change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered. With respect to proposals related to severance and change of control situations, MSIM Affiliates will support a maximum of three times salary and bonus.
• Proposals relating to Executive/Director stock option plans. Generally, stock option plans should be incentive based. The Proxy Review Committee will evaluate the the quantitative criteria used by a Research Provider when considering such Research Provider’s recommendation. If the Proxy Review Committee determines that the criteria used by the Research Provider is reasonable, the proposal will be supported if it falls within a 5% band above the Research Provider’s threshold.
• Compensation proposals that allow for discounted stock options that have not been offered to employees in general.
iii. Other
• Proposals for higher dividend payouts.
• Proposals recommending set retirement ages or requiring specific levels of stock ownership by directors.
• Proposals for election of directors, where a director nominee is related to MSIM (i.e. on an MSIM Fund’s Board of Directors/Trustees or part of MSIM senior management) must be considered by the Proxy Review Committee. If the proposal relates to a director nominee who is on a Van Kampen Fund’s Board of Directors/Trustees, to the extent that the shares of the relevant company are held by a Van Kampen Fund, the Van Kampen Board shall vote the proxies with respect to those shares, to the extent practicable. In the event that the Committee cannot contact the Van Kampen Board in advance of the shareholder meeting, the Committee will vote such shares pursuant to the Proxy Voting Policy.

• Proposals requiring diversity of board membership relating to broad based social, religious or ethnic groups.
• Proposals to limit directors’ liability and/or broaden indemnification of directors. Generally, the Proxy Review Committee will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.
F. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.
IV. ADMINISTRATION OF POLICY
A. Proxy Review Committee
1. The MSIM Proxy Review Committee (“Committee”) is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it.
(a) The Committee, which is appointed by MSIM’s Chief Investment Officer (“CIO”), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. The Committee is responsible for establishing MSIM’s Policy and determining how MSIM will vote proxies on an ongoing basis.
(b) The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.
(c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to the Policy and (2) review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM’s Policy (and any amendments to them and/or any additional guidelines or procedures it may adopt).
(d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific direction has not been provided in this Policy. Split votes generally will not be approved within a single Global Investor Group investment team. The Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.
(e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”). The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Compliance Director for the area of the firm involved or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s Chief Investment Officer or his/her designee. The Special Committee may request the assistance of MSIM’s General Counsel or his/her designee and will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.
(f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.
(g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable portfolio managers, the Compliance Departments and, as necessary, to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.
B. Identification of Material Conflicts of Interest
1. If there is a possibility that a vote may involve a material conflict of interest, the vote must be decided by the Special Committee in consultation with MSIM’s General Counsel or his/her designee.
2. A material conflict of interest could exist in the following situations, among others:
(a) The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer;
(b) The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates; or
(c) Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).
C. Proxy Voting Reports
(a) MSIM will promptly provide a copy of this Policy to any client requesting them. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.
(b) MSIM’s legal department is responsible for filing an annual Form N-PX on behalf of each registered management investment company for which such filing is required, indicating how all proxies were voted with respect to such investment company’s holdings.

MUNDER CAPITAL MANAGEMENT
PROXY VOTING POLICY
     Munder has adopted and implemented Proxy Procedures and has established a “Proxy Committee” as a means reasonably designed to ensure that Munder votes any proxy or other beneficial interest in an equity security prudently and solely in the best interest of the Fund considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.
     Munder has retained Institutional Shareholder Services (“ISS”) to review proxies received for client accounts and recommend how to vote them. ISS has established voting guidelines that are consistent in all material respects with the policies and the process noted herein. Munder has also retained ISS to provide its voting agent service. As such, ISS is responsible for ensuring that all proxy ballots are submitted in a timely manner. At least annually, the Proxy Committee will review ISS’s “Proxy Voting Guidelines” to confirm that they are consistent in all material respects with Munder’s Proxy Procedures. The Proxy Committee meets as needed to administer Munder’s proxy review and voting process and revise and update the Proxy Procedures as appropriate. At least monthly, the Proxy Committee reviews selected recommendations made by ISS to further the goal of voting proxies in a manner consistent with the best interest of Munder’s client accounts.
     Munder generally will vote proxies consistent with ISS’s recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing ISS’s advice and recommendations with respect to a particular proxy does not outweigh the potential benefits to clients from the review of ISS’s advice and recommendations. In addition, the Proxy Committee will review ISS’s recommendations if client holdings for a particular issuer are of meaningful size or value.
     For these purposes, the holding of a particular issuer would be considered to be meaningful if: (i) the particular issuer soliciting proxies or to whom the proxy solicitation relates represents at least two percent (2%) of the fair market value of any advisory client’s account and the fair market value of the portfolio holding is at least one million dollars ($1,000,000); or (ii) all client accounts with respect to which Munder holds full discretionary authority to vote a client’s proxies hold, in the aggregate, at least one percent (1%) of the outstanding voting shares of the issuer.
     In each instance where Munder does not separately review ISS’s recommendations, clients’ proxies will always be voted consistent with ISS’s recommendations. In each instance where Munder does separately review ISS’s recommendation, Munder may vote differently from ISS’s recommendation, if, based upon certain criteria generally described in the following paragraph, Munder determines that such vote is in the best interests of the Fund.
     Munder generally is willing to vote with recommendations of management on matters of a routine administrative nature (e.g., appointment or election of auditors). Munder’s position is that management should be allowed to make those decisions that are essential to the ongoing operation of the company and that are not expected to have a major economic impact on the corporation and its shareholders. Munder generally is opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. With respect to those issues, Munder will generally refrain from voting or vote with management. Munder is generally not willing to vote with management on proposals that have the potential for major adverse economic impact on the corporation and the long-term value of its shares (e.g., executive compensation issues) without independent analysis. Munder believes that the owners of the corporation should carefully analyze and decide such issues on a case-by-case basis.
     From time to time a portfolio manager, an analyst or a member of the Proxy Committee may disagree with ISS’s recommendation on how to vote proxies for one or more resolutions. However,

because Munder may have business interests that expose it to pressure to vote a proxy in a manner that may not be in the best interest of the Fund, all requests to vote differently from the ISS recommendation with respect to a particular matter must be submitted to the Proxy Committee and Munder’s legal/compliance department (“Legal/Compliance Department”) for independent review. In that review, the Proxy Committee seeks to determine whether the request is in the best interests of the Fund and to identify any actual or potential conflicts between the interests of Munder and those of the Fund. If the Proxy Committee approves the request, it is then submitted to the Legal/Compliance Department for review of any actual or potential conflicts of interest that have been identified. The Legal/Compliance Department must approve a request before it is implemented. Such a request for approval will be accompanied by a written description of the conflict. The Legal/Compliance Department may approve a request only under the following conditions:
(i)	No Conflict. No conflict of interest is identified.

(ii)	Immaterial or Remote Conflict. A potential or actual conflict of interest is identified, but such conflict, in the reasonable judgment of the Legal/Compliance Department, is so clearly immaterial or remote as to be unlikely to influence any determination made by the Proxy Committee.

(iii)	Material Conflict. In the event a potential or actual conflict of interest is identified and appears to be material, the Legal/Compliance Department may approve the request only with written approval from its applicable clients. If an override request is approved by clients holding a majority of the subject shares over which Munder has voting discretion, the Legal/Compliance Department may approve the override with respect to all applicable clients without seeking or obtaining additional approval from each of them. If approval is not obtained from clients holding a majority of the subject shares held by unaffiliated clients, Munder will vote the shares in accordance with ISS’s recommendation.
     A copy of Munder’s Proxy Voting Policies and Procedures is available without charge, upon request, at www.munder.com.

PIMCO
Proxy Voting Policy and Procedures30
The following are general proxy voting policies and procedures (“Policies and Procedures”) adopted by Pacific Investment Management Company LLC (“PIMCO”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”).31 PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) and separate investment accounts for other clients.32 These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO’s Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), as set forth in the Department of Labor’s rules and regulations.33
PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.34
Set forth below are PIMCO’s Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

[30]	Revised as of Feb 14, 2006.

[31]	These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

[32]	These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

[33]	Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client’s account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

[34]	For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients.

General Statements of Policy
These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.
PIMCO may abstain from voting a client proxy under the following circumstances: (1) when the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.
Conflicts of Interest
PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action:
1. convening an ad-hoc committee to assess and resolve the conflict;35
2. voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;
3. voting the proxy in accordance with the recommendation of an independent third-party service provider;
4. suggesting that the client engage another party to determine how the proxies should be voted;
5. delegating the vote to an independent third-party service provider; or
6. voting in accordance with the factors discussed in these Policies and Procedures.
PIMCO will document the process of resolving any identified material conflict of interest.
Reporting Requirements and the Availability of Proxy Voting Records
Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.
PIMCO Record Keeping
PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying

[35]	Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.
Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.
Review and Oversight
PIMCO’s proxy voting procedures are described below. PIMCO’s Compliance Group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.
Because PIMCO has contracted with State Street Investment Manager Solutions, LLC (“IMS West”) to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.
1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO’s Compliance Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).
2. Conflicts of Interest. PIMCO’s Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to PIMCO’s Middle Office Group for consideration by the appropriate portfolio manager(s). However, if a conflict does exist, PIMCO’s Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.
3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO’s Middle Office Group.
4. Review. PIMCO’s Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO’s Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager’s decision as to how it should be voted.

5. Transmittal to Third Parties. IMS West will document the portfolio manager’s decision for each proxy received from PIMCO’s Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.
6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO (“Affiliates”) may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.
Categories of Proxy Voting Issues
In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders’ best interests, and therefore in the best economic interest of PIMCO’s clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client’s proxies.
Board of Directors
1. Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.
2. Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board’s stability and continuity.
3. Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer’s securities.
4. Separation of Chairman and CEO Positions. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board’s ability to review and oversee management’s actions; and (ii) any potential effect on the issuer’s productivity and efficiency.
5. D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.
6. Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer’s stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

Proxy Contests and Proxy Contest Defenses
1. Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management’s track record; (iv) the issuer’s long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.
2. Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.
3. Ability to Alter the Size of the Board by Shareholders. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.
4. Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.
5. Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director’s ability to work for all shareholders.
6. Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer’s charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.
Tender Offer Defenses
1. Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.
2. Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.
3. Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.
Capital Structure
1. Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.
2. Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.
3. Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer’s existing authorized shares; and (ii) the industry that the issuer is in and the issuer’s performance in that industry.
4. Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer’s existing authorized stock; and (ii) issues related to delisting the issuer’s stock. Executive and Director Compensation
1. Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.
2. Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer’s shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.
3. Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

State of Incorporation
State Takeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer’s board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.
Mergers and Restructurings
1. Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer’s shareholders.
2. Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management’s efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.
Investment Company Proxies
For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.
For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.
1. Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund’s performance.

2. Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund’s shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.
3. Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.
4. Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.
5. Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.
6. Changing a Fundamental Restriction to a Non-fundamental Restriction. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund’s portfolio.
7. Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor’s reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.
8. Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.
9. Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund’s past performance; and (iii) the terms of the liquidation.
10. Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund’s charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.
11. Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.
12. Change in Fund’s Subclassification. PIMCO may consider the following when voting on a change in a fund’s subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.
Distressed and Defaulted Securities
1. Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.
2. Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.
Miscellaneous Provisions
1. Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to “transact such other business as may properly come before the meeting.” PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to “transact such other business as may properly come before the meeting”: (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO’s responsibility to consider actions before supporting them.
2. Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.
3. Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer’s resources that could have been used to increase shareholder value.
4. Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client’s instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.
*     *      *     *     *

Pzena Investment Management, LLC
Amended and Restated
Proxy Voting Policies and Procedures
Effective July 1, 2003
and
Further amended March 15, 2004 and August 1, 2004
I. Requirements Described
A. Investment Advisers Act Requirements. Although the Investment Advisers Act of 1940, as amended (the “Advisers Act”), does not explicitly require that a registered investment adviser vote client-owned shares on behalf of its clients, the SEC contends that the adviser’s fiduciary duty extends to voting (as well as trading) and requires that, if the adviser has the obligation to vote shares beneficially owned by its clients, the adviser vote in the best interest of clients. In addition, Rule 206(4)-6 of the Advisers Act requires an investment adviser who exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of clients, to disclose to clients information about those policies and procedures, to disclose to clients how they may obtain information on how the adviser has voted their proxies, and to maintain certain records relating to proxy voting.
B. United Kingdom Code of Conduct Considerations. Certain offshore clients have contractually obligated PIM to vote proxies and take other corporate actions consistent with the UK Combined Code of Practice. This Combined Code is the UK equivalent of to the Sarbanes-Oxley Act. The Combined Code is mostly a prudential guide setting out the kinds of things investment firms should be watching out for in their portfolio companies in order to ensure shareholders derive value from their investments. With respect to proxy voting, the Combined Code emphasizes that investment advisers have a responsibility to make considered use of their votes. Best practice recommendations under the Combined Code for fulfilling this duty include meetings between the investment adviser and senior management of portfolio companies, and monitoring of portfolio companies’ (1) governance arrangements (particularly those relating to board composition, structure, accountability and independence), (2) management compensation arrangements, (3) financial reporting; (4) internal controls, and (5) approach to corporate social responsibility.
C. ERISA Considerations. The Department of Labor has taken the position that an investment adviser managing pension plan assets generally has the responsibility to vote shares held by the plan and subject to the investment adviser’s management, unless this responsibility is specifically allocated to some other person pursuant to the governing plan documents. The following principles apply to voting responsibilities of an investment adviser with respect to shares held on behalf of an ERISA pension plan:
1. Responsibility for voting should be clearly delineated between the adviser and the trustee or other plan fiduciary that appointed the adviser.

2. An adviser with voting authority must take reasonable steps to ensure that it has received all proxies for which it has voting authority and must implement appropriate reconciliation procedures.
3. In voting, an investment adviser must act prudently and solely in the interests of pension plan participants and beneficiaries. An investment adviser must consider factors that would affect the value of the plan’s investments and may not subordinate the interests of plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations. (However, other Department of Labor pronouncements in the context of investment decisions indicate that social considerations may be used in making investment decisions to select among investments of equal risk and return.)
4. No one can direct the investment manager’s vote on a specific issue or on a specific company unless that contingency is provided for in writing and the person giving such direction is a named fiduciary of the plan.
5. The client must periodically monitor the adviser’s voting activities, and both the client’s monitoring activities and the adviser’s voting activities (including the votes cast in each particular case) must be documented.
II. Procedures
A. Introduction
As of October 1, 2001, PIM (“PIM”) began subscribing to a proxy monitor and voting agent service offered by Institutional Shareholder Services, Inc. (“ISS”). Under the written agreement between ISS and PIM, ISS provides a proxy analysis with research and a vote recommendation for each shareholder meeting of the companies in our separately managed account client portfolios and the U.S. companies in the Pzena Investment Management International—Pzena Global Value Service portfolio. They also vote, record and generate a voting activity report for our clients and offer a social investment research service which enables us to screen companies for specific issues (e.g., tobacco, alcohol, gambling). The provision of these services became operational as of November 15, 2001. PIM retains responsibility for instructing ISS how to vote, and we still apply our own guidelines as set forth herein when voting. If PIM does not issue instructions for a particular vote, the default is for ISS to mark the ballots in accordance with these guidelines (when they specifically cover the item being voted on), and with management (when there is no PIM policy covering the vote).36
PIM personnel continue to be responsible for entering all relevant client and account information (e.g., changes in client identities and portfolio holdings) in the Indata system. A direct link download has been established between PIM and ISS providing data from the Indata System. ISS assists us with our recordkeeping functions, as well as the mechanics of voting. As part of ISS’s recordkeeping/administrative function, they receive and review all proxy ballots and other materials, and generate reports regarding proxy activity during specified periods, as requested by us. To the extent that the Procedures set forth in the

[36]	This default was phased in during early 2002 in order to give ISS time to customize their system. If we did not issue instructions for a particular proxy during the phase-in period. ISS marked the affected ballots based on the recommendations issued by ISS for that vote.

Section II are carried out by ISS, PIM will periodically monitor ISS to insure that the Procedures are being followed and will conduct random tests to verify that proper records are being created and retained as provided in Section 4 below.
B. Compliance Procedures
PIM’s standard Investment Advisory Agreement provides that until notified by the client to the contrary, PIM shall have the right to vote all proxies for securities held in that client’s account. In those instances where PIM does not have proxy voting responsibility, it shall forward to the client or to such other person as the client designates any proxy materials received by it. In all instances where PIM has voting responsibility on behalf of a client, it follows the procedures set forth below. The Director of Research is responsible for monitoring the PIM Analyst’s compliance with such procedures when voting. The Director of Compliance is responsible for monitoring overall compliance with these procedures.
C. Voting Procedures
1. Determine Proxies to be Voted
Based on the information provided by PIM via the direct link download established between PIM and ISS mentioned above, ISS shall determine what proxy votes are outstanding and what issues are to be voted on for all client accounts. Proxies received by ISS will be matched against PIM’s records to verify that each proxy has been received. If a discrepancy is discovered, ISS will use reasonable efforts to resolve it, including calling PIM and/or applicable Custodians. Pending votes will be forwarded first to the firm’s Chief Compliance Officer who will perform the conflicts checks described in Section 2 below. Once the conflicts checks are completed, the ballots and supporting proxy materials will be returned to the Proxy Coordinator who will forward them on to the Analyst who is responsible for the Company soliciting the proxy. Specifically, the Analyst will receive a red folder containing the proxy statement, a printout of the Company’s Annual Report, the proxy analysis by ISS, a blank disclosure of personal holdings form, and one or more vote record forms.37 The Analyst will then mark his/her voting decision on the Vote Record Form, initial this form to verify his/her voting instructions, and return the red folder to the Proxy Coordinator who will then enter the vote into the ISS/Proxy Monitor System. Any notes or other materials prepared or used by the Analyst in making his/her voting decision shall also be filed in the red folder.
If an Analyst desires to vote against management or contrary to the guidelines set forth in this proxy voting policy or the written proxy voting policy designated by a specific client, the Analyst will discuss the vote with the Chief Executive Officer and/or Director of Research and the Chief Executive Officer and/or Director of Research shall determine how to vote the proxy based on the Analyst’s recommendation and the long term economic impact such vote will

[37]	A separate ballot and vote record form may be included in the red folder if the company soliciting the proxy is included in the portfolio of a client who has designated specific voting guidelines in writing to PIM which vary substantially from these policies and if the Custodian for that client does not aggregate ballots before sending them to ISS. In such event, the Analyst shall evaluate and vote such ballot on an individual basis in accordance with the applicable voting guidelines.

have on the securities held in client accounts. If the Chief Executive Officer and/or Director of Research agree with the Analyst recommendation and determines that a contrary vote is advisable the Analyst will provide written documentation of the reasons for the vote (by putting such documentation in the red folder and/or e-mailing such documentation to the Proxy Coordinator and General Counsel/Chief Compliance Officer for filing.) When the Analyst has completed all voting, the Analyst will return the red folder to the Proxy Coordinator who will enter the votes in the ISS system. Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.
2. Identify Conflicts and Vote According to Special Conflict Resolution Rules
The primary consideration is that PIM act for the benefit of its clients and place its client’s interests before the interests of the firm and its principals and employees. The following provisions identify potential conflicts of interest that are relevant to and most likely to arise with respect to PIM’s advisory business and its clients, and set forth how we will resolve those conflicts. In the event that the Research Analyst who is responsible for the Company soliciting a particular proxy has knowledge of any facts or circumstances which the Analyst believes are or may appear be a material conflict, the Analyst will advise PIM’s Chief Compliance Officer, who will convene a meeting of the proxy committee to determine whether a conflict exists and how that conflict should be resolved.
a. PIM has identified the following areas of potential concern:
• Where PIM manages any pension or other assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios.
• Where PIM manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more client portfolios.
• Where PIM has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios.
• Where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling.
b. To address the first potential conflict identified above, PIM’s Chief Compliance Officer will maintain a list of public company clients that will be updated regularly as new client relationships are established with the firm. Upon receipt of each proxy to be voted for clients, the Proxy Coordinator will give the ballot and supporting proxy materials to PIM’s Chief Compliance Officer who will check to see if the company soliciting the proxy is also on the public company client list. If the company soliciting the vote is on our public company client list and PIM still manages pension or other assets of that company, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
c. To address the second potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if the proponent of any shareholder proposal is one of PIM’s clients (based on the client list generated by our Portfolio Management System, Indata). If the proponent of a shareholder proposal is a PIM client, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
d. To address the third potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is one of PIM’s individual clients (based on the client list generated by our Portfolio Management System, Indata). For purposes of this check, individual clients shall include natural persons and testamentary or other living trusts bearing the name of the grantor, settlor, or beneficiary thereof. If a director or director nominee is a PIM client, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
e. To address the fourth potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is a PIM officer, director or employee or an immediate family member thereof (based on the written responses of PIM personnel to an annual questionnaire in this regard). If a director or director nominee is a PIM officer, director or employee or an immediate family member thereof, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
f. The following special rules shall apply when a conflict is noted in the red folder:
i. In all cases where PIM manages the pension or other assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
ii. The identity of the proponent of a shareholder proposal shall not be given any substantive weight (either positive or negative) and shall not otherwise influence an Analyst’s determination whether a vote for or against a proposal is in the best interests of PIM’s clients.

iii. If PIM has proxy voting authority for a client who is the proponent of a shareholder proposal and PIM determines that it is in the best interests of its clients to vote against that proposal, a designated member of PIM’s client service team will notify the client-proponent and give that client the option to direct PIM in writing to vote the client’s proxy differently than it is voting the proxies of its other clients.
iv. If the proponent of a shareholder proposal is a PIM client whose assets under management with PIM constitute 30% or more of PIM’s total assets under management, and PIM has determined that it is in the best interests of its clients to vote for that proposal, PIM will disclose its intention to vote for such proposal to each additional client who also holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies. If a client does not object to the vote within 3 business days of delivery of such disclosure, PIM will be free to vote such client’s proxy as stated in such disclosure.
v. In all cases where PIM manages assets of an individual client and that client is a corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
vi. In all cases where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations. Notwithstanding any of the above special rules to the contrary, in the extraordinary event that it is determined by unanimous vote of the Director of Research, the Chief Executive Officer, and the Research Analyst covering a particular company that the ISS recommendation on a particular proposal to be voted is materially adverse to the best interests of the clients, then in that event, the following alternative conflict resolution procedures will be followed:
A designated member of PIM’s client service team will notify each client who holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies, and disclose all of the facts pertaining to the vote (including, PIM’s conflict of interest, the ISS recommendation, and PIM’s recommendation). The client then will be asked to direct PIM how to vote on the issue. If a client does not give any direction to PIM within 3 business days of delivery of such disclosure, PIM will be free to vote such client’s proxy in the manner it deems to be in the best interest of the client.
When PIM’s conflicts resolution policies call for PIM to defer to ISS recommendations, PIM will make a case-by-case evaluation of whether this deferral is consistent with its fiduciary obligations by inquiring about and asking for representations from ISS on any potential conflicts it has or may have with respect to the specific vote. PIM will do this by making an email inquiry to disclosure@isspolicy.com. PIM will not do this, however, when this Proxy

Policy permits PIM to defer to ISS when PIM has to vote a proxy of company shares that PIM accepted as an accommodation to a new client as part of an account funding, but then liquidated shortly thereafter because such securities were not in PIM’s model.
On an annual basis, the Compliance Department also will review the conflicts policies and Code of Conduct that ISS posts on its website. This review will be conducted in February of each year before the start of proxy voting season.
3. Vote
Each proxy that comes to PIM to be voted shall be evaluated on the basis of what is in the best interest of the clients. We deem the best interests of the clients to be that which maximizes shareholder value and yields the best economic results (e.g., higher stock prices, long-term financial health, and stability). In evaluating proxy issues, PIM will rely on ISS to identify and flag factual issues of relevance and importance. We also will use information gathered as a result of the in-depth research and on-going company analyses performed by our investment team in making buy, sell and hold decisions for our client portfolios. This process includes periodic meetings with senior management of portfolio companies. PIM may also consider information from other sources, including the management of a company presenting a proposal, shareholder groups, and other independent proxy research services. Where applicable, PIM also will consider any specific guidelines designated in writing by a client.
The Research Analyst who is responsible for following the company votes the proxies for that company. If such Research Analyst also beneficially owns shares of the company in his/her personal trading accounts, the Research Analyst must complete a special “Disclosure of Personal Holdings Form” (blank copies of which will be included in each red folder), and the Director of Research must sign off on the Research Analyst’s votes for that company by initialing such special form before it and the vote record sheet are returned to the Proxy Coordinator. It is the responsibility of each Research Analyst to disclose such personal interest and obtain such initials. Any other owner, partner, officer, director, or employee of the firm who has a personal or financial interest in the outcome of the vote is hereby prohibited from attempting to influence the proxy voting decision of PIM personnel responsible for voting client securities.
Unless a particular proposal or the particular circumstances of a company may otherwise require (in the case of the conflicts identified in Section 2 above) or suggest (in all other cases), proposals generally shall be voted in accordance with the following broad guidelines:
a. Support management recommendations for the election of directors and appointment of auditors (subject to i below).
b. Give management the tools to motivate employees through reasonable incentive programs. Within these general parameters, PIM generally will support plans under which 50% or more of the shares awarded to top executives are tied to performance goals. In addition, the following are conditions that would generally cause us to vote against a management incentive arrangement:
i. With respect to incentive option arrangements:
• The proposed plan is in excess of 10% of shares, or

• The company has issued 3% or more of outstanding shares in a single year in the recent past, or
• The new plan replaces an existing plan before the existing plan’s termination date (i.e., they ran out of authorization) and some other terms of the new plan are likely to be adverse to the maximization of investment returns. For purposes hereof, the methodology used to calculate the share threshold in (i) above shall be the (sum of A + B) divided by (the sum of A + B + C + D), where:
A = the number of shares reserved under the new plan/amendment
B = the number of shares available under continuing plans
C = granted but unexercised shares under all plans
D = shares outstanding, plus convertible debt, convertible equity, and warrants
ii. With respect to severance, golden parachute or other incentive compensation arrangements:
• The proposed arrangement is excessive or not reasonable in light of similar arrangements for other executives in the company or in the company’s industry (based solely on information about those arrangements which may be found in the company’s public disclosures and in ISS reports); or
• The proposed parachute or severance arrangement is considerably more financially or economically attractive than continued employment. Although PIM will apply a case-by-case analysis of this issue, as a general rule, a proposed severance arrangement which is 3 or more times greater than the affected executive’s then current compensation shall be voted against unless such arrangement has been or will be submitted to a vote of shareholders for ratification; or
• The triggering mechanism in the proposed arrangement is solely within the recipient’s control (e.g., resignation).
c. Support facilitation of financings, acquisitions, stock splits, and increases in shares of capital stock that do not discourage acquisition of the company soliciting the proxy.
d. Vote against shareholder social issue proposals unless specifically required in writing by a client to support a particular social issue or principle.
e. Support anti-takeover measures that are in the best interest of the shareholders, but oppose poison pills and other anti-takeover measures that entrench management and/or thwart the maximization of investment returns.
f. Oppose classified boards and any other proposals designed to eliminate or restrict shareholders’ rights.
g. Oppose proposals requiring super majority votes for business combinations unless the particular proposal or the particular circumstances of the affected company suggest that such a proposal would be in the best interest of the shareholders.
h. Oppose vague, overly broad, open-ended, or general “other business” proposals for which insufficient detail or explanation is provided or risks or consequences of a vote in favor cannot be ascertained.
i. Make sure management is complying with current requirements of the NYSE, NASDAQ and Sarbanes-Oxley Act of 2002 focusing on auditor independence and improved board and committee representation. Within these general parameters, the opinions and recommendations of ISS will be thoroughly evaluated and the following guidelines will be considered:
• PIM generally will vote against auditors and withhold votes from Audit Committee members if Non-audit (“other”) fees are greater than the sum of audit fees + audit-related fees + permissible tax fees.
In applying the above fee formula, PIM will use the following definitions:
- Audit fees shall mean fees for statutory audits, comfort letters, attest services, consents, and review of filings with SEC
- Audit-related fees shall mean fees for employee benefit plan audits, due diligence related to M&A, audits in connection with acquisitions, internal control reviews, consultation on financial accounting and reporting standards
- Tax fees shall mean fees for tax compliance (tax returns, claims for refunds and tax payment planning) and tax consultation and planning (assistance with tax audits and appeals, tax advice relating to M&A, employee benefit plans and requests for rulings or technical advice from taxing authorities)
• PIM will apply a CASE-BY-CASE approach to shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services), taking into account whether the non-audit fees are excessive (per the formula above) and whether the company has policies and procedures in place to limit non-audit services or otherwise prevent conflicts of interest.
• PIM generally will evaluate director nominees individually and as a group based on ISS opinions and recommendations as well as our personal assessment of record and reputation, business knowledge and background, shareholder value mindedness, accessibility, corporate governance abilities, time commitment, attention and awareness, independence, and character.
• PIM generally will withhold votes from any insiders flagged by ISS on audit, compensation or nominating committees, and from any insiders and affiliated outsiders flagged by ISS on boards that are not at least majority independent.
• PIM will evaluate and vote proposals to separate the Chairman and CEO positions in a company on a case-by-case basis based on ISS opinions and recommendations as well as our personal assessment of the strength of the companies governing structure, the independence of the board and compliance with NYSE and NASDAQ listing requirements.
j. PIM generally will support re-incorporation proposals that are in the best interests of shareholders and shareholder value.
k. PIM may abstain from voting a proxy if we conclude that the effect of abstention on our clients’ economic interests or the value of the portfolio holding is indeterminable or insignificant. In addition, if a company imposes a blackout period for purchases and sales of securities after a particular proxy is voted, PIM generally will abstain from voting that proxy.
It is understood that PIM’s and ISS’s ability to commence voting proxies for new or transferred accounts is dependent upon the actions of custodian’s and banks in updating their records and forwarding proxies. As part of its new account opening process, PIM will send written notice to the Custodians of all clients who have authorized us to vote their proxies and instruct them to direct all such proxies to: ISS/1520/PIM, 2099 Gaither Road, Suite 501, Rockville, Maryland 20850-4045. These instructions will be included in PIM’s standard initial bank letter pack. If ISS has not received any ballots for a new account within 2 to 4 weeks of the account opening, ISS will follow-up with the Custodian. If ISS still has not received any ballots for the account within 6 to 8 weeks of the account opening, they will notify our Proxy Coordinator and Director of Operations and Administration who will work with the client to cause the Custodian to begin forwarding ballots. PIM will not be liable for any action or inaction by any Custodian or bank with respect to proxy ballots and voting.
Where a new client has funded its account by delivering in a portfolio of securities for PIM to liquidate and the record date to vote a proxy for one of those securities falls on a day when we are temporarily holding the position (because we were still executing or waiting for settlement), we will vote the shares. For these votes only, we will defer to ISS’s recommendations, however, since we will not have first hand knowledge of the companies and cannot devote research time to them.
Proxies for securities on loan through securities lending programs will generally not be voted. Since PIM’s clients and not PIM control these securities lending decisions, PIM will not be able to recall a security for voting purposes even if the issue is material.
4. Return Proxies
The Director of Operations and Administration shall send or cause to be sent (or otherwise communicate) all votes to the company or companies soliciting the proxies within the applicable time period designated for return of such votes. For so long as ISS or a similar third party service provider is handling the mechanics of voting client shares, the Chief Compliance Officer will periodically verify that votes are being sent to the companies. Such verification will be accomplished by selecting random control numbers of proxies solicited during a quarter and calling ADP to check that they received and recorded the vote.
5. Changing a Vote
Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.
III. Corporate Actions
PIM shall work with the clients’ Custodians regarding pending corporate actions. Corporate action notices received from our portfolio accounting system’s Alert System and/or from one or more Custodians shall be directed to our Operations Administrative Personnel who will check our records to see which client accounts hold the security for which the corporate action is pending. If the corporate action is voluntary and thus requires an affirmative response, such personnel will confirm that we have received a response form for each affected client account before the response date. The Research Analyst covering the Company will then be informed of the action so that he/she can determine if the accounts should participate and what response should be given. The Research Analyst shall consult with the firm’s Director of Research and applicable Portfolio Manager when making this determination. Once determined, the response shall then be communicated back to the Custodians by our Operations Administrative Personnel by fax. On our fax cover letter, we will request a signed confirmation of our instructions from the custodian and ask them to send this page with their signature back to us. We will make follow-up calls to the custodians to get them to return the signed fax, as needed. PIM’s Operations Administrative Personnel also will check the Company’s website for any corporate action processing information it may contain. On the date the action should be processed, the transactions will be booked in our portfolio management system. If the action results in accounts owning fractional shares of a security, those shares will be sold off using the price per whole share found on the website. All faxes, notes and other written materials associated with the corporate action will be kept together in a folder that will be filed with the red proxy files.
PIM shall not have any responsibility to initiate, consider or participate in any bankruptcy, class action or other litigation against or involving any issue of securities held in or formerly held in a client account or to advise or take any action on behalf of a client or former client with respect to any such actions or litigation. PIM will forward to all affected clients and former clients any important class action or other litigation information received by PIM. This will not include any mass mailing requests to act as a lead plaintiff or other general solicitations for information. It will include any proof of claims forms, payment vouchers and other similar items.
IV. Client Disclosures
On July 15, 2003, PIM sent all of its then existing clients a copy of these policies and procedures as amended and restated effective July 1, 2003, as well as a notice on how to obtain information from PIM on how PIM has voted with respect to their securities. In addition, PIM added a summary description of these policies and procedures to Schedule F of Part II of PIM’s ADV, and disclosed in that document how clients may obtain information from PIM on how PIM has voted with respect to their securities. From and after July 15, 2003, PIM will include a copy of these proxy voting policies and procedures, as they may be amended from time to time, in each new account pack sent to prospective clients. It also will update its ADV disclosures regarding these policies and procedures to reflect any material additions or other changes to them, as needed. Such ADV disclosures will include an explanation of how to request copies of these policies and procedures as well as any other disclosures required by Rule 206(4)-6 of the Advisers Act.
PIM will provide proxy voting summary reports to clients, on request. With respect to PIM’s mutual fund clients, PIM will provide proxy voting information in such form as needed for them to prepare their Rule 30b1-4 Annual Report on Form N-PX.
V. Recordkeeping
A. PIM will maintain a list of dedicated proxy contacts for its clients. Each client will be asked to provide the name, email address, telephone number, and post office mailing address of one or more persons who are authorized to receive, give direction under and otherwise act on any notices and disclosures provided by PIM pursuant to Section II.C.2.f of these policies. With respect to ERISA plan clients, PIM shall take all reasonable steps to ensure that the dedicated proxy contact for the ERISA client is a named fiduciary of the plan.
B. PIM will maintain and/or cause to be maintained by any proxy voting service provider engaged by PIM the following records. Such records will be maintained for a minimum of five years. Records maintained by PIM shall be kept for 2 years at PIM’s principal office and 3 years in offsite storage.
i. Copies of PIM’s proxy voting policies and procedures, and any amendments thereto.
ii. Copies of the proxy materials received by PIM for client securities. These may be in the form of the proxy packages received from each Company and/or ISS, or downloaded from EDGAR, or any combination thereof.
iii. The vote cast for each proposal overall as well as by account.
iv. Records of any calls or other contacts made regarding specific proxies and the voting thereof.
v. Records of any reasons for deviations from broad voting guidelines.
vi. Copies of any document created by PIM that was material to making a decision on how to vote proxies or that memorializes the basis of that decision.
vii. A record of proxies that were not received, and what actions were taken to obtain them.
viii. Copies of any written client requests for voting summary reports (including reports to mutual fund clients for whom PIM has proxy voting authority containing information they need to satisfy their annual reporting obligations under Rule 30b-1-4 and to complete Form N-PX) and the correspondence and reports sent to the clients in response to such requests (these shall be kept in the REPORTS folder contained in the client OPS file).
VI. Review of Policies
The proxy voting policies, procedures and guidelines contained herein have been formulated by PIM’s proxy committee. This committee consists of PIM’s Director of Research, Chief Compliance Officer, and at least one Portfolio Manager (who represents the interests of all PIM’s portfolio managers and is responsible for obtaining and expressing their opinions at committee meetings). The committee shall review these policies, procedures and guidelines at least annually, and shall make such changes as they deem appropriate in light of then current trends and developments in corporate governance and related issues, as well as operational issues facing the firm.
Finally Adopted and Approved by the Pzena Investment Management Executive Committee on June 26, 2003
March 15, 2004 Amendments approved by the Proxy Committee as of March 5, 2004
Procedural (non-substantive) Updates on July 19, 2006

RCM Proxy Voting Guidelines
and Procedures
May 23, 2007

Policy Statement
RCM exercises our proxy voting responsibilities as a fiduciary. As a result, in the cases where we have voting authority of our client proxies, we intend to vote such proxies in a manner consistent with the best interest of our clients. Our guidelines are designed to meet applicable fiduciary standards. All votes submitted by RCM on behalf of its clients are not biased by other clients of RCM. Proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power.
A Proxy Committee, including investment, compliance and operations personnel, is responsible for establishing our proxy voting policies and procedures. These guidelines summarize our positions on various issues and give general indication as to how we will vote shares on each issue. However, this listing is not exhaustive and does not include all potential voting issues and for that reason, there may be instances when we may not vote proxies in strict adherence to these Guidelines. To the extent that these guideline policies and procedures do not cover potential voting issues or a case arises of a material conflict between our interest and those of a client with respect to proxy voting, our Proxy Committee will convene to discuss these instances. In evaluating issues, the Proxy Committee may consider information from many sources, including our portfolio management team, our analyst responsible for monitoring the stock of the company at issue, management of a company presenting a proposal, shareholder groups, and independent proxy research services. The Proxy Committee will meet annually to review these guidelines and determine whether any revisions are appropriate.
Voting Procedure
The voting of all proxies is conducted by the Proxy Specialist in consultation with a Proxy Committee consisting representatives from the Research Department, Portfolio Management Team (PMT), the Legal and Compliance Department, and the Proxy Specialist. The Proxy Specialist performs the initial review of the proxy statement, third-party proxy research provided by ISS, and other relevant material, and makes a vote decision in accordance with RCM Proxy Voting Guidelines. In situations where the Proxy Voting Guidelines do not give clear guidance on an issue, the Proxy Specialist will, at his or her discretion, consult the Analyst or Portfolio Manager and/or the Proxy Committee. In the event that an Analyst or Portfolio Manager wishes to override the Guidelines, the proposal will be presented to the Proxy Committee for a final decision.
RCM retains a third-party proxy voting service, Institutional Shareholder Services, Inc. (ISS), to assist us in processing proxy votes in accordance with RCM’s vote decisions. ISS is responsible for notifying RCM of all upcoming meetings, providing a proxy analysis and vote recommendation for each proposal, verifying that all proxies are received, and contacting custodian banks to request missing proxies. ISS sends the proxy vote instructions provided by RCM to the appropriate tabulator. ISS provides holdings reconciliation reports on a monthly basis, and vote summary reports for clients on a quarterly or annual basis. RCM keeps proxy materials used in the vote process on site for at least one year.
Resolving Conflicts of Interest
RCM may have conflicts that can affect how it votes its clients’ proxies. For example, RCM may manage a pension plan whose management is sponsoring a proxy proposal. RCM may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, RCM may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interest of the client affected by the shareholder right. For this reason, RCM shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client.
In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Proxy Committee shall be responsible for addressing how RCM resolves such material conflicts of interest with its clients.
Cost-Benefit Analysis Involving Voting Proxies
RCM shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, RCM may refrain from voting a proxy on behalf of its clients’ accounts.
In addition, RCM may refrain from voting under certain circumstances. These circumstances may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner’s ability to exercise votes, 5) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.
Proxy voting in certain countries requires “share blocking.” To vote proxies in such countries, shareholders must deposit their shares shortly before the date of the meeting with a designated depositary and the shares are then restricted from being sold until the meeting has taken place and the shares are returned to the shareholders’ custodian banks. Absent compelling reasons, RCM believes the benefit to its clients of exercising voting rights does not outweigh the effects of not being able to sell the shares. Therefore, if share blocking is required RCM generally abstains from voting.
RCM will not be able to vote securities on loan under securities lending arrangements into which RCM’s clients have entered. However, under rare circumstances, for voting issues that may have a significant impact on the investment, and if the client holds a sufficient number of shares to have a material impact on the vote, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client and the administrative burden of retrieving the securities.

Proxy Voting Guidelines
Ordinary Business
Ordinary Business Matters: Case-by-Case
RCM votes FOR management proposals covering routine business matters such as changing the name of the company, routine bylaw amendments, and changing the date, time, or location of the annual meeting.
Routine items that are bundled with non-routine items will be evaluated on a case-by-case basis. Proposals that are not clearly defined other than to transact “other business,” will be voted AGAINST, to prevent the passage of significant measures without our express oversight.
Auditors
Ratification of Auditors: Case-by-Case
RCM generally votes FOR proposals to ratify auditors, unless there is reason to believe that there is a conflict of interest, or if the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.
RCM will review, on a case-by-case basis, instances in which the audit firm has substantial non-audit relationships with the company, to determine whether we believe independence has been compromised.
Shareholder Proposals Regarding Rotation of Auditors: Generally FOR
RCM generally will support shareholder proposals asking for audit firm rotation, unless the rotation period is less than five years, which would be unduly burdensome to the company.
Shareholder Proposals Regarding Auditor Independence: Case-by-Case

RCM will evaluate on a case-by-case basis, shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or to cap the level of non-audit services.

Board of Directors
Election of Directors: Case-by-Case
Votes on director nominees are made on a case-by-case basis. RCM favors boards that consist of a substantial majority of independent directors who demonstrate a commitment to creating shareholder value. RCM also believes that key board committees (audit, compensation, and nominating) should include only independent directors to assure that shareholder interests will be adequately addressed. When available information demonstrates a conflict of interest or a poor performance record for specific candidates, RCM may withhold votes from director nominees.
Majority Vote Requirement for the Election of Directors: Case-by-Case
RCM evaluates proposals to require a majority vote for the election of directors, on a case-by-case basis. RCM generally supports binding and non-binding (advisory) proposals to initiate a change in the vote threshold requirement for board nominees, as we believe this may bring greater director accountability to shareholders. Exceptions may be made for companies with policies that provide for a meaningful alternative to a full majority-voting standard.
Classified Boards: AGAINST
Classified (or staggered) boards provide for the directors to be divided into three groups, serving a staggered three-year term. Each year one of the groups of directors is nominated for re-election and serves a three-year term. RCM generally opposes classified board structures, as we prefer annual election of directors to discourage entrenchment. RCM will vote FOR shareholder proposals to de-classify the board of directors.
Changing Size of Board: Case-by-Case
RCM votes FOR proposals to change the size of the board of directors, if the proposed number falls between 6 to 15 members. We generally vote AGAINST proposals to increase the number of directors to more than 15, because very large boards may experience difficulty achieving consensus and acting quickly on important items.
Majority of Independent Directors on Board: Case-by-Case
RCM considers how board structure impacts the value of the company and evaluates shareholder proposals for a majority of independent directors on a case-by-case basis. RCM generally votes FOR proposals requiring the board to consist of, at least, a substantial (2/3) majority of independent directors. Exceptions are made for companies with a controlling shareholder and for boards with very long term track records of adding shareholder value based on 3, 5 and 10-year stock performance.
Minimum Share Ownership by the Board: AGAINST
Although stockholders may benefit from directors owning stock in a company and having a stake in the profitability and well-being of a company, RCM does not support resolutions that would require directors to make a substantial investment which would effectively exclude them from accepting directorships for purely financial reasons.
Limit Tenure of Directors: AGAINST
RCM does not support shareholder proposals for term limits, as limiting tenure may force valuable, experienced directors to leave the board solely because of their length of service. We prefer to retain the ability to evaluate director performance, and vote on all director nominees once a year.
Director Indemnification and Liability Protection: Case-by-Case
RCM votes AGAINST proposals that would limit or eliminate all liability for monetary damages, for directors and officers who violate the duty of care. RCM will also vote AGAINST proposals that would expand indemnification to cover acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness. If, however, a director was found to have acted in good faith and in a manner that he reasonably believed was in the best interest of the company, and if only the director’s legal expenses would be covered, RCM may vote FOR expanded coverage.
Separate Chairman/Chief Executive Officer: Case-by-Case
RCM votes shareholder proposals to separate Chairman and CEO positions on a case-by-case basis, and considers the impact on management credibility and thus the value of the company. RCM generally votes FOR shareholder proposals requiring the position of Chairman to be filled by an independent director, because a combined title can make it difficult for the board to remove a CEO that has underperformed, and harder to challenge a CEO’s decisions. We are, however, willing to accept a combined title for companies whose outside directors hold regularly-scheduled non-management meetings with a powerful and independent Lead Director.

Diversity of the Board of Directors: Case-by-Case
RCM reviews shareholder proposals that request a company to increase the representation of women and minorities on the board, on a case-by-case basis. RCM generally votes FOR requests for reports on the company’s efforts to diversify the board, unless the board composition is reasonably inclusive of women and minorities in relation to companies of similar size and business, and if the board already reports on its nominating procedures and diversity initiatives.
Executive and Director Compensation
Stock Incentive Plans: Case-by-Case
RCM reviews stock incentive plan proposals on a case-by-case basis, to determine whether the plan is in the best interest of shareholders. We generally support stock incentive plans that are designed to attract, retain or encourage executives and employees, while aligning their financial interests with those of investors. We also prefer plans that limit the transfer of shareholder wealth to insiders, and favor stock compensation in the form of performance-based restricted stock over fixed price option plans.
RCM utilizes research from a third-party proxy voting service (ISS) to assist us in analyzing all details of a proposed stock incentive plan. Unless there is evidence that a plan would have a positive economic impact on shareholder value, we generally vote against plans that result in excessive dilution, and vote against plans that contain negative provisions, such as repricing or replacing underwater options without shareholder approval.
Shareholder Proposals Regarding Options Expensing: FOR
RCM generally votes FOR shareholder proposals requesting companies to disclose the cost of stock options as an expense on their income statement, to clarify the company’s earnings and profitability to shareholders.
Cash Bonus Plans (OBRA related): Case-by-Case
RCM considers Omnibus Budget and Reconciliation Act (OBRA) Cash Bonus Plan proposals on a case-by-case basis. OBRA regulations require companies to secure shareholder approval for their performance-based cash or cash and stock bonus plans to preserve the tax deduction for bonus compensation exceeding OBRA’s $1 million cap.

The primary objective of such proposals is to avoid tax deduction limitations imposed by Section 162(m) of the Internal Revenue Code, and RCM will generally vote FOR plans that have appropriate performance targets and measures in place.
In cases where plans do not meet acceptable standards or we believe executives are over compensated in the context of shareholder value creation, RCM may vote AGAINST the cash bonus plan, and may withhold votes from compensation committee members.
Eliminate Non-Employee Director Retirement Plans: FOR
RCM generally supports proposals to eliminate retirement benefits for non-employee directors, as such plans can create conflicts of interest by their high value. Additionally, such benefits are often redundant, since many directors receive pension benefits from their primary employer.
Employee Stock Purchase Plans: Case-by-Case
Employee Stock Purchase Plans give employees the opportunity to purchase stock of their company, primarily through payroll deductions. Such plans provide performance incentives and lead employees to identify with shareholder interests.
Qualified employee stock purchase plans qualify for favorable tax treatment under Section 423 of the Internal Revenue Code. RCM will vote FOR Qualified Employee Stock Purchase Plans that include: (1) a purchase price of at least 85 percent of fair market value, and (2) an offering period of 27 months or less, and (3) voting power dilution (percentage of outstanding shares) of no more than 10 percent.
For Nonqualified Employee Stock Purchase Plans, companies provide a match to employees’ contributions, instead of a discount in stock price. Provided the cost of the plan is not excessive, RCM generally votes FOR non-qualified plans that include: (1) broad-based participation (2) limits on employee contribution (3) company matching contribution up to 25 percent of the employee’s contribution (4) no discount on stock price on the date of purchase.
Shareholder Proposals Regarding Executive Pay: Case-by-Case
RCM generally votes FOR shareholder proposals that request additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

RCM votes FOR proposals requesting that at least a significant portion of the company’s awards are performance-based. Preferably, performance measures should include long term growth metrics.
RCM votes FOR proposals to require option repricings to be put to a shareholder vote, and FOR proposals to require shareholder votes on compensation plans.
RCM votes AGAINST shareholder proposals that seek to set absolute levels on compensation or otherwise dictate the amount of compensation, and AGAINST shareholder proposals requiring director fees to be paid in stock only.
All other shareholder proposals regarding executive and director pay are voted on a case-by-case basis, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Executive Severance Agreements (Golden Parachutes): Case-by-Case
RCM votes FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Proposals to ratify or cancel golden or tin parachutes are evaluated on a case-by-case basis. RCM will vote AGAINST parachute proposals, when the amount exceeds three times base salary plus guaranteed benefits.
Capital Structure
Capital Stock Authorizations: Case-by-Case
RCM votes proposals for an increase in authorized shares of common or preferred stock on a case-by-case basis, after analyzing the company’s industry and performance in terms of shareholder returns. We generally vote AGAINST stock increases that are greater than 100 percent, unless the company has provided a specific reason for the increase. We will also vote AGAINST proposals for increases in which the stated purpose is to reserve additional shares to implement a poison pill. (Note: see page 10, for more on preferred stock).
Stock Splits and Dividends: Case-by-Case
RCM generally votes FOR management proposals to increase common share authorization for a stock split or share dividend, provided that the increase in shares is not excessive. We also generally vote in favor shareholder proposals to initiate a dividend, particularly in the case of poor performing large cap companies with stock option plans result in excessive dilution.
Mergers and Corporate Restructuring
Mergers and Restructurings: Case-by-Case

A merger, restructuring, or spin-off in some way affects a change in control of the company’s assets. In evaluating the merit such transactions, RCM will consider the terms of each proposal and will analyze the potential long-term value of the investment. RCM will support management proposals for a merger or restructuring if the transaction appears to offer fair value, but may oppose them if they include significant changes to corporate governance and takeover defenses that are not in the best interest of shareholders.
Prevent a Company from Paying Greenmail: FOR
Greenmail is the payment a corporate raider receives for his/her shares. This payment is usually at a premium to the market price, so while greenmail can ensure the continued independence of the company, it discriminates against other shareholders. RCM will generally vote FOR anti-greenmail provisions.
Fair Price Provision: AGAINST
Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between five and twenty percent of the outstanding shares) that triggered the provision. An acquirer may avoid such a pricing requirement by obtaining the support of holders of at least a majority of disinterested shares. Such provisions may be viewed as marginally favorable to the remaining disinterested shareholders, since achieving a simple majority vote in favor of an attractive offer may not be difficult.
RCM will vote AGAINST fair price provisions, if the shareholder vote requirement, imbedded in the provision, is greater than a majority of disinterested shares.
RCM will vote FOR shareholder proposals to lower the shareholder vote requirements imbedded in existing fair price provisions.
State Antitakeover Statutes: Case-by-Case
RCM evaluates the specific statutes at issue, including their effect on shareholder rights and votes proposals to opt out-of-state takeover statutes on a case-by-case basis.
Reincorporation: Case-by-Case
RCM will evaluate reincorporation proposals case-by-case and will consider a variety of factors including the impact reincorporation might have on the longer-term valuation of the stock, the quality of the company’s financial disclosure, the impact on current and potential business with the U.S. government, M&A opportunities and the risk of being forced to reincorporate in the future. RCM generally supports reincorporation proposals for valid business reasons such as reincorporating in the same state as its corporate headquarters.
Anti-takeover Defenses and Voting Related Issues
Poison Pills: Case-by-Case
RCM votes AGAINST poison pills or (or shareholder rights plans) proposed by a company’s management. Poison pills are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareholder approval.
RCM will always vote FOR shareholder proposals requesting boards to submit their pills to a shareholder vote or redeem them, as poison pills may lead to management entrenchment and can discourage legitimate tender offers.
Dual Class Capitalization with Unequal Voting Rights: Case-by-Case
RCM will vote AGAINST dual class exchange offers and dual class capitalizations with unequal voting rights as they can contribute to the entrenchment of management and allow for voting power to be concentrated in the hands of management and other insiders. RCM will vote FOR proposals to create a new class of nonvoting or subvoting common stock if intended for purposes with minimal or no dilution to current shareholders or not designed to preserve voting power of insiders or significant shareholders.
Blank Check Preferred Stock: Case-by-Case
Blank check proposals authorize a class of preferred stock for which voting rights are not established in advance, but are left to the discretion of the Board of Directors when issued. Such proposals may give management needed flexibility to accomplish acquisitions, mergers or financings. On the other hand, such proposals also give the board the ability to place a block of stock with a shareholder sympathetic to management, thereby entrenching management or making takeovers more difficult.
RCM generally votes AGAINST proposals authorizing the creation of new classes of preferred stock, unless the company expressly states that the stock that will not be used as a takeover defense. We also vote AGAINST proposals to increase the number of authorized preferred stock shares, when no shares have been issued or reserved for a specific purpose.
RCM will vote FOR proposals to authorize preferred stock, in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Supermajority Voting Provisions: AGAINST
Supermajority vote requirements in a company’s charter or bylaws require a level of voting approval in excess of a simple majority. Generally supermajority provisions require at least 2/3 affirmative vote for passage of issues.
RCM votes AGAINST supermajority voting provisions, as this requirement can make it difficult for shareholders to effect a change regarding a company and its corporate governance provisions. Requiring more than a simple majority voting shares, for mergers or changes to the charter or bylaws, may permit managements to entrench themselves by blocking amendments that are in the best interests of shareholders.
Cumulative Voting: Case-by-Case
Cumulative voting allows shareholders to “stack” their votes behind one or a few directors running for the board, thereby enabling minority shareholders to secure board representation. RCM evaluates management proposals regarding cumulative voting, on a case-by-case basis. For companies that do not have a record of strong corporate governance policies, we will generally vote FOR shareholder proposals to restore or provide for cumulative voting.
Shareholder Action by Written Consent: Case-by-Case
Written consent allows shareholders to initiate and carry out a shareholder action without waiting until the annual meeting or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareholder meeting.
RCM will vote FOR shareholder proposals to allow shareholder action by written consent, and we will oppose management proposals that restrict or prohibit shareholder ability to take action by written consent.
Shareholder’s Right to Call Special Meeting: FOR
RCM votes FOR proposals to restore or expand shareholder rights to call special meetings. We vote AGAINST management proposals requiring higher vote requirements in order to call special meetings, and AGAINST proposals that prohibit the right to call meetings.

Confidential Voting: FOR
RCM votes for shareholder proposals requesting companies to adopt confidential voting because confidential voting may eliminate undue pressure from company management. Furthermore, RCM maintains records which allow our clients to have access to our voting decisions.
Social and Environmental Issues
Shareholder Proposals Regarding Social and Environmental Issues: Case-by-Case
In evaluating social and environmental proposals, RCM first determines whether the issue should be addressed on a company-specific basis. Many social and environmental proposals are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, RCM recommends voting against the proposal. Most proposals raising issues of public concern require shareholders to apply subjective criteria in determining their voting decisions. While broad social and environmental issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries must consider only the economic impact of the proposal on the target company, which in many cases cannot be clearly demonstrated.
RCM considers the following factors in evaluating proposals that address social and environmental issues:
▪	Cost to implement proposed requirement

▪	Whether any actual abuses exist

▪	Whether the company has taken any action to address the problem

▪	The extent, if any, to which the proposal would interfere with the day-to-day management of the company.
RCM generally supports proposals that encourage corporate social responsibility. However, RCM does not support proposals that require a company to cease particular operations, monitor the affairs of other companies with whom it does business, impose quotas, or otherwise interfere with the day-to-day management of a company. In the absence of compelling evidence that a proposal will have a positive economic impact, RCM believes that these matters are best left to the judgment of management.

Sign or Endorse the CERES Principles: Case-by-Case
The CERES Principles represent a voluntary commitment of corporations to continued environmental improvement beyond what is required by government regulation. CERES was formed by the Coalition of Environmentally Responsible Economies in the wake of the March 1989 Exxon Valdez oil spill, to address environmental issues such as protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Endorsers of the CERES Principles are required to pay annual fees based on annual revenue of the company.
RCM generally supports shareholder requests for reports on activities related to the goals of the CERES Principles or other in-house environmental programs. Proposals to adopt the CERES Principles are voted on a case-by-case basis, taking into account the company’s current environmental disclosure, its environmental track record, and the practices of peer companies.
Environmental Reporting: FOR
RCM generally supports shareholder requests for reports seeking additional information on activities regarding environmental programs, particularly when it appears that companies have not adequately addressed shareholder’s environmental concerns.
Northern Ireland (MacBride Principles): Case-by-Case
The MacBride Principles are aimed at countering anti-Catholic discrimination in employment in the British state of Northern Ireland. These principles require affirmative steps to hire Catholic workers and promote them to management positions, to provide job security and to eliminate inflammatory religious emblems. Divestment of stock is not called for under these principles. RCM takes the following factors into consideration regarding Northern Ireland resolutions:
▪	Whether any discrimination charges have been filed against the subject company within the past year;

▪	Whether the subject company has subscribed to the Fair Employment Agency’s, “Declaration of Principle and Intent.” (Northern Ireland governmental regulations); and

▪	Whether potentially offensive material is not allowed in the work area (flags, posters, etc.).

PROXY VOTING GUIDELINES
RiverSource Investments, LLC
Kenwood Capital Management LLC
RiverSource Funds
The RiverSource Investments proxy voting policies and procedures are designed to satisfy our fiduciary obligation with respect to proxy voting in situations where we have been vested with proxy voting authority. In voting proxies on behalf of our advisory clients, RiverSource Investments applies the following general principles in an effort to satisfy this fiduciary obligation:
•	Maximizing shareholder value;

•	considering all relevant factors; and

•	voting without undue influence from individuals or groups.
RiverSource Investments has adopted proxy voting guidelines covering certain types of proposals. These guidelines indicate whether we vote for or against a particular proposal, or whether the matter should be considered on a case-by-case basis. Where we are vested with proxy voting authority, and in the absence of specific guidelines provided by a client, the voting guidelines will generally result in proxies on a given issue being voted for our client accounts in the same fashion as proxies being voted for the accounts of certain affiliates that have adopted the same voting guidelines as us. However, recognizing that we and our affiliates each have an independent fiduciary obligation with respect to the voting of proxies, the proxy voting policies fully preserve our ability, and the ability of each affiliate, to vote in a manner contrary to one or more other affiliates.
Examples of the approach taken in RiverSource Investments’ proxy voting guidelines with respect to certain types of proposals include:
Corporate governance matters — RiverSource Investments supports proxy proposals that we believe are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example, we support the annual election of all directors and proposals to eliminate classes of directors. In a routine election of directors, we will generally vote with management’s recommendations because we believe that management is in the best position to know what qualifications are required of directors to form an effective board. However, we will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria.
Stock option plans and other management compensation issues — RiverSource Investments expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. We believe that equity compensation awards can be a useful tool, when not abused, for retaining and motivating employees to engage in conduct that will improve the performance of the company. We vote against proxy proposals that dilute shareholder value excessively and we vote in favor of proposals that seek to align the long-term interests of management and shareholders.

In exercising our proxy voting responsibilities, we may rely upon the recommendations of our third party research provider in situations where it is possible to establish voting criteria that are consistent with the intent of our voting guidelines. A complete copy of our discretionary proxy voting guidelines is available upon request.
Where RiverSource Investments is vested with proxy voting authority, it is our policy to vote all proxies on behalf of the client. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside our control, not all proxies may be voted. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies. We have implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between the interests of RiverSource Investments and those of its clients.
The administration of our proxy voting process is handled by a central point of administration at RiverSource Investments (the “Proxy Administrator”) servicing us and our affiliates that have adopted the same voting guidelines. Among other duties, the Proxy Administrator coordinates with our third party proxy voting and research services. The Proxy Administrator also identifies situations where the guidelines do not clearly require that we vote in a particular manner and assists in researching and making voting recommendations. In addition, while we and each of our affiliates ultimately decides how each proxy will be voted, a Proxy Voting Committee reviews policies and procedures and helps ensure quality and objectivity in connection with our proxy voting procedures. The Committee serves a general oversight function designed to ensure that each affiliate’s interests are represented with respect to proxy voting procedures.
In voting proxies on behalf of clients, RiverSource Investments seeks to carry out our responsibilities without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. To identify and address potential conflicts of interest, the Proxy Administrator identifies those instances in which we or one of our affiliates intends to vote in a manner inconsistent with the guidelines or when a proxy proposal is not covered by the guidelines. In these cases, certain conflict of interest reviews are conducted. If a conflict is identified, the Proxy Administrator will coordinate with the Committee to facilitate a resolution that is consistent with our fiduciary obligations. With respect to Ameriprise Financial, Inc. proxies, we vote in accordance with the recommendation of an independent third party.
The proxy voting structure adopted by RiverSource Investments and its affiliates is designed to ensure that each affiliate is satisfying its fiduciary and other regulatory obligations that govern the voting of proxies while allowing each affiliate to vote proxies based on what it believes is prudent and will maximize long-term shareholder value.
RiverSource Investments maintains proxy voting records and related records designed to meet our obligations under applicable law. Where permitted by and in accordance with applicable law, we may rely on third parties to make and retain, on our behalf, a copy of the relevant records. Clients may obtain a complete copy of our proxy voting policies and other information regarding how their proxies were voted upon request by writing to RiverSource Investments at 50605 Ameriprise Financial Center, Minneapolis, MN 55474 or calling (612) 678-1762.

Citigroup Asset Management (CAM)
Proxy Voting Policies and Procedures
AMENDED AND RESTATED AS OF MAY 2006
I. TYPES OF ACCOUNTS FOR WHICH CAM VOTES PROXIES
II. GENERAL GUIDELINES
III. HOW CAM VOTES
IV. CONFLICTS OF INTEREST
V. VOTING POLICY
(1)	Election of directors

(2)	Proxy contests

(3)	Auditors

(4)	Proxy contest defenses

(5)	Tender offer defenses

(6)	Miscellaneous governance provisions

(7)	Capital structure

(8)	Executive and director compensation

(9)	State of incorporation

(10)	Mergers and corporate restructuring

(11)	Social and environmental issues

(12)	Miscellaneous
VI. OTHER CONSIDERATIONS
(1)	Share Blocking

(2)	Securities on Loan
VII. DISCLOSURE OF PROXY VOTING
VIII. RECORDKEEPING AND OVERSIGHT

CITIGROUP ASSET MANAGEMENT38 (CAM)
Proxy Voting Policies and Procedures
I. TYPES OF ACCOUNTS FOR WHICH CAM VOTES PROXIES
Citigroup Asset Management (CAM) votes proxies for each client that has specifically authorized us to vote them in the investment management contract or otherwise; votes proxies for each United States Registered Investment Company (mutual fund) for which we act as adviser or sub-adviser with the power to vote proxies; and votes proxies for each ERISA account unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary. These policies and procedures are intended to fulfill applicable requirements imposed on CAM by the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations adopted under these laws.
II. GENERAL GUIDELINES
In voting proxies, we are guided by general fiduciary principles. Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manages, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. We attempt to provide for the consideration of all factors that could affect the value of the investment and will vote proxies in the manner that we believe will be consistent with efforts to maximize shareholder values.

[38]	Citigroup Asset Management comprises CAM North America, LLC, Salomon Brothers Asset Management Inc, Smith Barney Fund Management LLC, and other affiliated investment advisory firms. On December 1, 2005, Citigroup Inc. (“Citigroup”) sold substantially all of its worldwide asset management business, Citigroup Asset Management, to Legg Mason, Inc. (“Legg Mason”). As part of this transaction, CAM North America, LLC, Salomon Brothers Asset Management Inc and Smith Barney Fund Management LLC became wholly-owned subsidiaries of Legg Mason. Under a licensing agreement between Citigroup and Legg Mason, the names of CAM North America, LLC, Salomon Brothers Asset Management Inc, Smith Barney Fund Management LLC and their affiliated advisory entities, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason. Citi Marks include, but are not limited to, “Citigroup Asset Management,” “Salomon Brothers Asset Management” and “CAM”. All Citi Marks are owned by Citigroup, and are licensed for use until no later than one year after the date of the licensing agreement. Legg Mason and its subsidiaries, including CAM North America, LLC, Salomon Brothers Asset Management Inc, and Smith Barney Fund Management LLC are not affiliated with Citigroup.

III. HOW CAM VOTES
Section V of these policies and procedures set forth certain stated positions. In the case of a proxy issue for which there is a stated position we generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in Section V that we considers in voting on such issue, we votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that we considers in voting on such issue, we votes on a case-by-case basis in accordance with the general principles set forth above. We may utilize an external service provider to provide us with information and/or a recommendation with regard to proxy votes in accordance with our stated positions, but we are not required to follow any such recommendations. However, a particular business unit or investment team may utilize such an external service provider with the intention of following the recommendations of such service provider in all or substantially all cases, even where our policies do not contain a stated position. The use of an external service provider does not relieve the business unit of its responsibility for the proxy vote.
IV. CONFLICTS OF INTEREST
In furtherance of CAM’s goal to vote proxies in the best interests of clients, CAM follows procedures designed to identify and address material conflicts that may arise between CAM’s interests and those of its clients before voting proxies on behalf of such clients.
(1) Procedures for Identifying Conflicts of Interest
CAM relies on the following to seek to identify conflicts of interest with respect to proxy voting:
A. The policy memorandum attached hereto as Appendix A will be distributed periodically to CAM employees. The policy memorandum alerts CAM employees that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of CAM with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of CAM Compliance.
B. CAM Financial Control shall maintain and make available to CAM Compliance and proxy voting personnel an up to date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of CAM’s annual revenues. CAM relies on the policy memorandum directive described in Section IV. (1) A. to identify conflicts of interest arising due to potential client relationships with proxy issuers.

C. As a general matter, CAM takes the position that relationships between a non-CAM Legg Mason affiliate and an issuer (e.g. investment management relationship between an issuer and a non-CAM Legg Mason affiliate) do not present a conflict of interest for CAM in voting proxies with respect to such issuer because CAM operates as an independent business unit from other Legg Mason business units and because of the existence of information barriers between CAM and certain other Legg Mason business units. Special circumstances, such as contact between CAM and non-CAM personnel, may cause CAM to consider whether non-CAM relationships between Legg Mason and an issuer present a conflict of interest for CAM with respect to such issuer. As noted in Section IV. (1) A., CAM employees are under an obligation to be aware of the potential for conflicts of interest in voting proxies and to bring such conflicts of interest, including conflicts of interest which may arise because of such special circumstances (such as any attempt by a Legg Mason business unit or Legg Mason officer or employee to influence proxy voting by CAM) to the attention of CAM Compliance. Also, CAM is sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM Legg Mason affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer. For prudential reasons, CAM treats such significant, publicized relationships as creating a potential conflict of interest for CAM in voting proxies
D. Based on information furnished by CAM employees or maintained by CAM Compliance pursuant to Section IV. (1) A. and C. and by CAM Financial Control pursuant to Section IV. (1) B., CAM Compliance shall maintain an up to date list of issuers with respect to which CAM has a potential conflict of interest in voting proxies on behalf of client accounts. CAM shall not vote proxies relating to issuers on such list on behalf of client accounts until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described in this Section IV below. Exceptions apply: (i) with respect to a proxy issue that will be voted in accordance with a stated CAM position on such issue, and (ii) with respect to a proxy issue that will be voted in accordance with the recommendation of an independent third party based on application of the policies set forth herein. Such issues generally are not brought to the attention of the Proxy Voting Committee described in Section IV. (2) because CAM’s position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party based on application of the policies set forth herein.
(2) Procedures for Assessing Materiality of Conflicts of Interest and for Addressing
Material Conflicts of Interest

A. CAM shall maintain a Proxy Voting Committee to review and address conflicts of interest brought to its attention. The Proxy Voting Committee shall be comprised of such CAM personnel as are designated from time to time. The current members of the Proxy Voting Committee are set forth on Appendix B hereto.
B. All conflicts of interest identified pursuant to the procedures outlined in Section IV.(1) must be brought to the attention of the Proxy Voting Committee by CAM Compliance for resolution. As noted above, a proxy issue that will be voted in accordance with a stated CAM position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because CAM’s position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.
C. The Proxy Voting Committee shall determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, CAM’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. CAM Compliance shall maintain a written record of all materiality determinations made by the Proxy Voting Committee.
D. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, CAM may vote proxies notwithstanding the existence of the conflict.
E. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee shall determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:
i. disclosing the conflict to clients and obtaining their consent before voting;
ii. suggesting to clients that they engage another party to vote the proxy on their behalf;
iii. in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

iv. such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*
CAM Compliance shall maintain a written record of the method used to resolve a material conflict of interest.
(3) Third Party Proxy Voting Firm — Conflicts of Interests
With respect to a third party proxy voting firm described herein, CAM will periodically review and assess such firm’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.
V. VOTING POLICY
These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted. As a result of the independent investment advisory services provided by distinct business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A CAM business unit or investment team (e.g. CAM’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, CAM will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Proxy Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.
(1) Election of Directors
Voting on Director Nominees in Uncontested Elections.
1. We vote for director nominees.
Chairman and CEO is the Same Person.
1. We vote on a case-by-case basis on shareholder proposals that would require the positions of the Chairman and CEO to be held by different persons. We would generally vote FOR such a proposal unless there are compelling reasons to vote against the proposal, including:

*	Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Voting Committee may resolve such conflict of interest by satisfying itself that CAM’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

•	Designation of a lead director

•	Majority of independent directors (supermajority)

•	All independent key committees

•	Size of the company (based on market capitalization)

•	Established governance guidelines

•	Company performance
Majority of Independent Directors
1. We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. Generally that would require that the director have no connection to the company other than the board seat. In determining whether an independent director is truly independent (e.g. when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; whether the director has any transactional relationship with the company; whether the director is a significant customer or supplier of the company; whether the director is employed by a foundation or university that received significant grants or endowments from the company or its affiliates; and whether there are interlocking directorships.
2. We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.
Stock Ownership Requirements
1. We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.
Term of Office
1. We vote against shareholder proposals to limit the tenure of independent directors.
Director and Officer Indemnification and Liability Protection
1. Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.
2. We vote for proposals to limit and against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

3. We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.
4. We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) if only the director’s legal expenses would be covered.
Director Qualifications
1. We vote case-by-case on proposals that establish or amend director qualifications. Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
2. We vote against shareholder proposals requiring two candidates per board seat.
(2) Proxy Contests
A. Voting for Director Nominees in Contested Elections
1. We vote on a case-by-case basis in contested elections of directors. Considerations include: chronology of events leading up to the proxy contest; qualifications of director nominees (incumbents and dissidents); for incumbents, whether the board is comprised of a majority of outside directors; whether key committees (ie: nominating, audit, compensation) comprise solely of independent outsiders; discussion with the respective portfolio manager(s).
B. Reimburse Proxy Solicitation Expenses
1. We vote on a case-by-case basis on proposals to provide full reimbursement for dissidents waging a proxy contest. Considerations include: identity of persons who will pay solicitation expenses; cost of solicitation; percentage that will be paid to proxy solicitation firms.
(3) Auditors
A. Ratifying Auditors
1. We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.
B. Financial Statements and Director and Auditor Reports
1. We generally vote for management proposals seeking approval of financial accounts and reports and the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors.
C. Remuneration of Auditors
1. We vote for proposals to authorize the board or an audit committee of the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.
D. Indemnification of Auditors
1. We vote against proposals to indemnify auditors.
(4) Proxy Contest Defenses
A. Board Structure: Staggered vs. Annual Elections
1. We vote against proposals to classify the board.
2. We vote for proposals to repeal classified boards and to elect all directors annually.
B. Shareholder Ability to Remove Directors
1. We vote against proposals that provide that directors may be removed only for cause.
2. We vote for proposals to restore shareholder ability to remove directors with or without cause.
3. We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
4. We vote for proposals that permit shareholders to elect directors to fill board vacancies.

C. Cumulative Voting
1. We vote against proposals to eliminate cumulative voting.
2. We vote for proposals to permit cumulative voting.
D. Shareholder Ability to Call Special Meetings
1. We vote against proposals to restrict or prohibit shareholder ability to call special meetings.
2. We vote for proposals that remove restrictions on the right of shareholders to act independently of management.
E. Shareholder Ability to Act by Written Consent
1. We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.
2. We vote for proposals to allow or make easier shareholder action by written consent.
F. Shareholder Ability to Alter the Size of the Board
1. We vote for proposals that seek to fix the size of the board.
2. We vote against proposals that give management the ability to alter the size of the board without shareholder approval.
G. Advance Notice Proposals
1. We vote on advance notice proposals on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.
H. Amendment of By-Laws
1. We vote against proposals giving the board exclusive authority to amend the by-laws.
2. We vote for proposals giving the board the ability to amend the by-laws in addition to shareholders.

I. Article Amendments (not otherwise covered by CAM Proxy Voting Policies and Procedures).
We review on a case-by-case basis all proposals seeking amendments to the articles of association.
We vote for article amendments if:
•	shareholder rights are protected;

•	there is negligible or positive impact on shareholder value;

•	management provides adequate reasons for the amendments; and

•	the company is required to do so by law (if applicable).
(5) Tender Offer Defenses
A. Poison Pills
1. We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
2. We vote on a case-by-case basis on shareholder proposals to redeem a company’s poison pill. Considerations include: when the plan was originally adopted; financial condition of the company; terms of the poison pill.
3. We vote on a case-by-case basis on management proposals to ratify a poison pill. Considerations include: sunset provision — poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature -10% of the shares may call a special meeting or seek a written consent to vote on rescinding the rights plan.
B. Fair Price Provisions
1. We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.
2. We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.
C. Greenmail
1. We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
2. We vote on a case-by-case basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D. Unequal Voting Rights
1. We vote against dual class exchange offers.
2. We vote against dual class re-capitalization.
E. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws
1. We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
2. We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.
F. Supermajority Shareholder Vote Requirement to Approve Mergers
1. We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.
2. We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.
G. White Squire Placements
1. We vote for shareholder proposals to require approval of blank check preferred stock issues.
(6) Miscellaneous Governance Provisions
A. Confidential Voting
1. We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.
2. We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A.1 above.

B. Equal Access
1. We vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.
C. Bundled Proposals
1. We vote on a case-by-case basis on bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.
D. Shareholder Advisory Committees
1. We vote on a case-by-case basis on proposals to establish a shareholder advisory committee. Considerations include: rationale and cost to the firm to form such a committee. We generally vote against such proposals if the board and key nominating committees are comprised solely of independent/outside directors.
E. Other Business
We vote for proposals that seek to bring forth other business matters.
F. Adjourn Meeting
We vote on a case-by-case basis on proposals that seek to adjourn a shareholder meeting in order to solicit additional votes.
G. Lack of Information
We vote against proposals if a company fails to provide shareholders with adequate information upon which to base their voting decision.
(7) Capital Structure
A. Common Stock Authorization
1. We vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issue, except as described in paragraph 2 below.
2. Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:

a) Company has already issued a certain percentage (i.e. greater than 50%) of the company’s allotment.
b) The proposed increase is reasonable (i.e. less than 150% of current inventory) based on an analysis of the company’s historical stock management or future growth outlook of the company.
3. We vote on a case-by-case basis, based on the input of affected portfolio managers, if holding is greater than 1% of an account.
B. Stock Distributions: Splits and Dividends
1. We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.
C. Reverse Stock Splits
1. We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.
D. Blank Check Preferred Stock
1. We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.
2. We vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
3. We vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
4. We vote for proposals requiring a shareholder vote for blank check preferred stock issues.
E. Adjust Par Value of Common Stock
1. We vote for management proposals to reduce the par value of common stock.
F. Preemptive Rights

1. We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:
a) Size of the Company.
b) Characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).
c) Percentage of the rights offering (rule of thumb less than 5%).
2. We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.
G. Debt Restructuring
1. We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.
H. Share Repurchase Programs
1. We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
I. Dual-Class Stock
1. We vote for proposals to create a new class of nonvoting or subvoting common stock if:
• It is intended for financing purposes with minimal or no dilution to current shareholders
• It is not designed to preserve the voting power of an insider or significant shareholder
J. Issue Stock for Use with Rights Plan
1. We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
K. Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.
We vote for debt issuances for companies when the gearing level is between zero and 100 percent.
We view on a case-by-case basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent. Any proposed debt issuance is compared to industry and market standards.
L. Financing Plans
We generally vote for the adopting of financing plans if we believe they are in the best economic interests of shareholders.
(8) Executive and Director Compensation
In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.
A. OBRA-Related Compensation Proposals
1. Amendments that Place a Cap on Annual Grant or Amend Administrative Features
a) We vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.
2. Amendments to Added Performance-Based Goals
a) We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.
3. Amendments to Increase Shares and Retain Tax Deductions Under OBRA

a) We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) the Internal Revenue Code.
4. Approval of Cash or Cash-and-Stock Bonus Plans
a) We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue Code.
B. Expensing of Options
We vote for proposals to expense stock options on financial statements.
C. Index Stock Options
We vote on a case by case basis with respect to proposals seeking to index stock options. Considerations include whether the issuer expenses stock options on its financial statements and whether the issuer’s compensation committee is comprised solely of independent directors.
D. Shareholder Proposals to Limit Executive and Director Pay
1. We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information. Considerations include: cost and form of disclosure. We vote for such proposals if additional disclosure is relevant to shareholder’s needs and would not put the company at a competitive disadvantage relative to its industry.
2. We vote on a case-by-case basis on all other shareholder proposals that seek to limit executive and director pay.
We have a policy of voting to reasonably limit the level of options and other equity-based compensation arrangements available to management to reasonably limit shareholder dilution and management compensation. For options and equity-based compensation arrangements, we vote FOR proposals or amendments that would result in the available awards being less than 10% of fully diluted outstanding shares (i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans is less than 10% of fully diluted shares). In the event the available awards exceed the 10% threshold, we would also consider the % relative to the common practice of its specific industry (e.g. technology firms). Other considerations would include, without limitation, the following:
•	Compensation committee comprised of independent outside directors

•	Maximum award limits

•	Repricing without shareholder approval prohibited
E. Golden Parachutes
1. We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.
2. We vote on a case-by-case basis on all proposals to ratify or cancel golden parachutes. Considerations include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.
F. Employee Stock Ownership Plans (ESOPs)
1. We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).
G. 401(k) Employee Benefit Plans
1. We vote for proposals to implement a 401(k) savings plan for employees.
H. Stock Compensation Plans
1. We vote for stock compensation plans which provide a dollar-for-dollar cash for stock exchange.
2. We vote on a case-by-case basis for stock compensation plans which do not provide a dollar-for-dollar cash for stock exchange using a quantitative model.
I. Directors Retirement Plans
1. We vote against retirement plans for nonemployee directors.
2. We vote for shareholder proposals to eliminate retirement plans for nonemployee directors.
J. Management Proposals to Reprice Options
1. We vote on a case-by-case basis on management proposals seeking approval to reprice options. Considerations include the following:
•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation
K. Shareholder Proposals Recording Executive and Director Pay
1. We vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
2. We vote against shareholder proposals requiring director fees be paid in stock only.
3. We vote for shareholder proposals to put option repricing to a shareholder vote.
4. We vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking unto account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.
(9) State/Country of Incorporation
A. Voting on State Takeover Statutes
1. We vote for proposals to opt out of state freezeout provisions.
2. We vote for proposals to opt out of state disgorgement provisions.
B. Voting on Re-incorporation Proposals
1. We vote on a case-by-case basis on proposals to change a company’s state or country of incorporation. Considerations include: reasons for re-incorporation (i.e. financial, restructuring, etc); advantages/benefits for change (i.e. lower taxes); compare the differences in state/country laws governing the corporation.
C. Control Share Acquisition Provisions
1. We vote against proposals to amend the charter to include control share acquisition provisions.
2. We vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

3. We vote for proposals to restore voting rights to the control shares.
4. We vote for proposals to opt out of control share cashout statutes.
(10) Mergers and Corporate Restructuring
A. Mergers and Acquisitions
1. We vote on a case-by-case basis on mergers and acquisitions. Considerations include: benefits/advantages of the combined companies (i.e. economies of scale, operating synergies, increase in market power/share, etc...); offer price (premium or discount); change in the capital structure; impact on shareholder rights.
B. Corporate Restructuring
1. We vote on a case-by-case basis on corporate restructuring proposals involving minority squeeze outs and leveraged buyouts. Considerations include: offer price, other alternatives/offers considered and review of fairness opinions.
C. Spin-offs
1. We vote on a case-by-case basis on spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.
D. Asset Sales
1. We vote on a case-by-case basis on asset sales. Considerations include the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.
E. Liquidations
1. We vote on a case-by-case basis on liquidations after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
F. Appraisal Rights
1. We vote for proposals to restore, or provide shareholders with, rights of appraisal.
G. Changing Corporate Name

1. We vote for proposals to change the “corporate name”, unless the proposed name change bears a negative connotation.
H. Conversion of Securities
1. We vote on a case-by-case basis on proposals regarding conversion of securities. Considerations include the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
I. Stakeholder Provisions
1. We vote against proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.
(11) Social and Environmental Issues
A. In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears the company has not adequately addressed shareholders’ social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:
1. whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;
2. the percentage of sales, assets and earnings affected;
3. the degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
4. whether the issues presented should be dealt with through government or company-specific action;
5. whether the company has already responded in some appropriate manner to the request embodied in a proposal;
6. whether the company’s analysis and voting recommendation to shareholders is persuasive;
7. what other companies have done in response to the issue;

8. whether the proposal itself is well framed and reasonable;
9. whether implementation of the proposal would achieve the objectives sought in the proposal; and
10. whether the subject of the proposal is best left to the discretion of the board.
B. Among the social and environmental issues to which we apply this analysis are the following:
1. Energy and Environment
2. Equal Employment Opportunity and Discrimination
3. Product Integrity and Marketing
4. Human Resources Issues
(12) Miscellaneous
A. Charitable Contributions
1. We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.
B. Operational Items
1. We vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
2. We vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
3. We vote for by-law or charter changes that are of a housekeeping nature (updates or corrections).
4. We vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
5. We vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.
6. We vote against proposals to approve other business when it appears as voting item.

C. Routine Agenda Items
In some markets, shareholders are routinely asked to approve:
•	the opening of the shareholder meeting

•	that the meeting has been convened under local regulatory requirements

•	the presence of a quorum

•	the agenda for the shareholder meeting

•	the election of the chair of the meeting

•	regulatory filings

•	the allowance of questions

•	the publication of minutes

•	the closing of the shareholder meeting
We generally vote for these and similar routine management proposals.
D. Allocation of Income and Dividends
We generally vote for management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.
E. Stock (Scrip) Dividend Alternatives
1. We vote for most stock (scrip) dividend proposals.
2. We vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
(13) CAM has determined that registered investment companies, particularly closed end investment companies, raise special policy issues making specific voting guidelines frequently inapplicable. To the extent that CAM has proxy voting authority with respect to             shares of registered investment companies, CAM shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. (1) through (12).
The voting policy guidelines set forth in this Section V may be changed from time to time by CAM in its sole discretion.

VI. OTHER CONSIDERATIONS
In certain situations, CAM may determine not to vote proxies on behalf of a client because CAM believes that the expected benefit to the client of voting shares is outweighed by countervailing considerations. Examples of situations in which CAM may determine not to vote proxies on behalf of a client include:
(1) Share Blocking
Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, CAM will consider and weigh, based on the particular facts and circumstances, the expected benefit to clients of voting in relation to the detriment to clients of not being able to sell such shares during the applicable period.
(2) Securities on Loan
Certain clients of CAM, such as an institutional client or a mutual fund for which CAM acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. CAM typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, CAM will request that the client recall shares that are on loan so that such shares can be voted if CAM believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g. foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of CAM and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.
VII. DISCLOSURE OF PROXY VOTING
CAM employees may not disclose to others outside of CAM (including employees of other Legg Mason business units) how CAM intends to vote a proxy absent prior approval from CAM Legal/Compliance, except that a CAM investment professional may disclose to a third party (other than an employee of another Legg Mason business unit) how it intends to vote without obtaining prior approval from CAM Legal/Compliance if (1) the disclosure is intended to facilitate a discussion of publicly available information by CAM personnel with a representative of a company whose securities are the subject of the proxy, (2) the company’s market capitalization exceeds $1 billion and (3) CAM has voting power with respect to less than 5% of the outstanding common stock of the company.

If a CAM employee receives a request to disclose CAM’s proxy voting intentions to, or is otherwise contacted by, another person outside of CAM (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify CAM Legal/Compliance.
VIII. RECORD KEEPING AND OVERSIGHT
CAM shall maintain the following records relating to proxy voting:
- a copy of these policies and procedures;
- a copy of each proxy form (as voted);
- a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;
- documentation relating to the identification and resolution of conflicts of interest;
- any documents created by CAM that were material to a proxy voting decision or that memorialized the basis for that decision; and
- a copy of each written client request for information on how CAM voted proxies on behalf of the client, and a copy of any written response by CAM to any (written or oral) client request for information on how CAM voted proxies on behalf of the requesting client.
Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the CAM adviser.
Each adviser to a United States Registered Investment Company shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.
In lieu of keeping copies of proxy statements, CAM may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.
CAM Compliance will review the proxy voting process, record retention and related matters on a periodic basis.

Appendix A
Memorandum

To:	All CAM Employees
From:	Legal and Compliance
Date:	May___, 2006
Re:	Updated CAM Proxy Voting Policies and Procedures Conflicts of Interest with respect to Proxy Voting
Citigroup Asset Management (CAM) currently has in place proxy voting policies and procedures designed to ensure that CAM votes proxies in the best interest of client accounts. Accompanying this memorandum is a copy of CAM’s Proxy Voting Policies and Procedures that have been updated, effective as of May 2006. The proxy voting policies and procedures are designed to comply with the SEC rule under the Investment Advisers Act that addresses an investment adviser’s fiduciary obligation to its clients when voting proxies. AS DISCUSSED IN MORE DETAIL BELOW, CAM EMPLOYEES ARE UNDER AN OBLIGATION (i) TO BE AWARE OF THE POTENTIAL FOR CONFLICTS OF INTEREST ON THE PART OF CAM IN VOTING PROXIES ON BEHALF OF CLIENT ACCOUNTS BOTH AS A RESULT OF AN EMPLOYEE’S PERSONAL RELATIONSHIPS AND DUE TO SPECIAL CIRCUMSTANCES THAT MAY ARISE DURING THE CONDUCT OF CAM’S BUSINESS, AND (ii) TO BRING CONFLICTS OF INTEREST OF WHICH THEY BECOME AWARE TO THE ATTENTION OF CAM COMPLIANCE.
The updated proxy voting policies and procedures are substantially similar to the policies and procedures currently in effect in terms of CAM’s stated position on certain types of proxy issues and the factors and considerations taken into account by CAM in voting on certain other types of proxy issues.
While, as described in Section IV of the updated policies and procedures, CAM will seek to identify significant CAM client relationships and significant, publicized non-CAM Legg Mason affiliate client relationships1 which could present CAM with a conflict of interest in voting proxies, all CAM employees must play an important role in helping our organization identify potential conflicts of interest that could impact CAM’s proxy voting. CAM employees need to (i) be aware of the potential for conflicts of interest on the part of CAM in voting proxies on behalf of client accounts both as a result of an employee’s personal relationships and due to special circumstances that may arise during the conduct of CAM’s business, and (ii) bring conflicts of interest of which they become aware to the attention of a CAM compliance officer.
A conflict of interest arises when the existence of a personal or business relationship on the part of CAM or one of its employees or special circumstances that arise during the conduct of CAM’s business might influence, or appear to influence, the manner in which CAM decides to vote a proxy. An example of a personal relationship that creates a potential conflict of interest would be a situation in which a CAM employee (such as a portfolio manager or senior level executive) has a spouse or other close relative who serves as a director or senior executive of a company. An example of “special circumstances” would be explicit or implicit pressure exerted by a CAM relationship to try to influence CAM’s vote on a proxy with respect to which the CAM relationship is the issuer. Another example would be a situation in which there was contact between CAM and non-CAM personnel in which the non-CAM Legg Mason personnel, on their own initiative or at the prompting of a client of a non-CAM unit of Legg Mason, tried to exert pressure to influence CAM’s proxy vote2. Of course, the foregoing examples are not exhaustive, and a variety of situations may arise that raise conflict of interest questions for CAM. You are encouraged to raise and discuss with CAM Compliance particular facts and circumstances that you believe may raise conflict of interest issues for CAM.
As described in Section IV of the updated policies and procedures, CAM has established a Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention by CAM Compliance as well as to agree upon appropriate methods to resolve material conflicts of interest before proxies affected by the conflicts of interest are voted3. As described in the updated policies and procedures, there are a variety of methods and approaches that the Proxy Voting Committee may utilize to resolve material conflicts of interest.

[1,2]	As a general matter, CAM takes the position that relationships between a non-CAM Legg Mason affiliate and an issuer (e.g. investment management relationship between an issuer and a non-CAM Legg Mason affiliate) do not present a conflict of interest for CAM in voting proxies with respect to such issuer. Such position is based on the fact that CAM is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between CAM and certain other Legg Mason business units. CAM is sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM Legg Mason affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer. As noted, CAM seeks to identify such significant, publicized relationships, and for prudential reasons brings such identified situations to the attention of the Proxy Voting Committee, as described herein. Special circumstances, such as those described in the noted examples, also could cause CAM to consider whether non-CAM relationships between a Legg Mason affiliate and an issuer present a conflict of interest for CAM with respect to such issuer.

[3]	Exceptions apply: (i) with respect to a proxy issue that will be voted in accordance with a stated CAM position on such issue, and (ii) with respect to a proxy issue that will be voted in accordance with the recommendation of an independent third party. Such issues are not brought to the attention of the Proxy Voting Committee because CAM’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

Please note that CAM employees should report all conflicts of interest of which they become aware to CAM Compliance. It is up to the Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention and to agree upon an appropriate resolution with respect to conflicts of interest determined to be material.
The obligation of CAM employees to be sensitive to the issue of conflicts of interest and to bring conflicts of interest to the attention of CAM Compliance is a serious one. Failure to do so can lead to negative legal, regulatory, and reputational consequences for the firm as well as to negative regulatory and disciplinary consequences for the CAM employee. Please consult with a CAM Compliance officer if you have any questions concerning your obligations with respect to conflicts of interest under the updated proxy voting policies and procedures.

Appendix B
Proxy Voting Committee Members
Investment Management Representatives
Greg Komansky
Peter Vanderlee
Legal Representatives
George Shively
Leonard Larrabee
Thomas Mandia
Compliance Representatives
Barbara Manning
Brian Murphy
At least one representative from each of Investment Management, Legal and Compliance must participate in any deliberations and decisions of the Proxy Voting Committee.

SSGA Funds Management, Inc.
Proxy Voting Policy
Introduction
SSgA Funds Management, Inc. (“FM”) seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio’s holdings. FM takes the view that this will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).
Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (SSgA) Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to Proxy Voting Services. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:
1) describes its proxy voting procedures to its clients in Part II of its Form ADV;
2) provides the client with this written proxy policy, upon request;
3) discloses to its clients how they may obtain information on how FM voted the client’s proxies;
4) matches proxies received with holdings as of record date;
5) reconciles holdings as of record date and rectifies any discrepancies;
6) generally applies its proxy voting policy consistently and keeps records of votes for each client;
7) documents the reason(s) for voting for all non-routine items; and
8) keeps records of such proxy voting available for inspection by the client or governmental agencies.
Process
The SSgA FM Manager of Corporate Governance is responsible for monitoring proxy voting. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee, which retains oversight responsibility for all investment activities of all State Street Corporation investment firms.
In order to facilitate our proxy voting process, FM retains a firm with expertise in the proxy voting and corporate governance fields to assist in the due diligence process. The Manager of Corporate Governance is responsible, working with this firm, for ensuring that proxies are submitted in a timely manner.

All proxies received on behalf of FM clients are forwarded to our proxy voting firm. If (i) the request falls within one of the guidelines listed below, and (ii) there are no special circumstances relating to that company or proxy which come to our attention (as discussed below), the proxy is voted according to our guidelines.
However, from time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by our policies. These proxies are identified through a number of methods, including but not limited to notification from our third party proxy voting specialist, concerns of clients, review by internal proxy specialists, and questions from consultants.
In instances of special circumstances or issues not directly addressed by our policies, the Chairman of the Investment Committee is consulted for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM. If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed. If there is no material conflict, we examine each of the issuer’s proposals in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision based on maximizing the monetary value of each portfolios’ holdings. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy to the entire Investment Committee for a decision on voting the proxy.
FM also endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers. SSgA votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every foreign jurisdiction. In such a case, FM will be unable to vote such a proxy.
Voting
For most issues and in most circumstances, we abide by the following general guidelines. However, as discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.
Management Proposals
I. Generally, SSgA votes in support of management on the following ballot items, which are fairly common management sponsored initiatives.

• Elections of directors who do not appear to have been remiss in the performance of their oversight responsibilities and who do not simultaneously serve on an unreasonable (as determined by SSgA based on the particular facts and circumstances) number of other boards(other than those affiliated with the issuers)
• Approval of auditors
• Directors’ and auditors’ compensation
• Directors’ liability and indemnification
• Discharge of board members and auditors
• Financial statements and allocation of income
• Dividend payouts that are greater than or equal to country and industry standards
• Authorization of share repurchase programs
• General updating of or corrective amendments to charter
• Change in Corporation Name
• Elimination of cumulative voting
II. Generally, SSgA votes in support of management on the following items, which have potentially substantial financial or best-interest impact:
• Capitalization changes which eliminate other classes of stock and voting rights
• Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies
• Elimination of pre-emptive rights for share issuance of less than a given percentage (country specific — ranging from 5% to 20%) of the outstanding shares
• Elimination of “poison pill” rights

• Stock purchase plans with an exercise price of not less that 85% of fair market value
• Stock option plans which are incentive based and not excessive
• Other stock-based plans which are appropriately structured
• Reductions in super-majority vote requirements
• Adoption of anti-“greenmail” provisions
III. Generally, SSgA votes against management on the following items, which have potentially substantial financial or best interest impact:
• Capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholders
• Changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders
• Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers
• Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions
• Elimination of Shareholders’ Right to Call Special Meetings
• Establishment of classified boards of directors
• Reincorporation in a state which has more stringent anti-takeover and related provisions
• Shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding
• Excessive compensation
• Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered

• Adjournment of Meeting to Solicit Additional Votes
• “Other business as properly comes before the meeting” proposals which extend “blank check” powers to those acting as proxy
• Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.
IV. SSgA evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, SSgA uses its discretion in order to maximize shareholder value. SSgA generally votes as follows:
• Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets
• For offers that concur with index calculators treatment and our ability to meet our clients return objectives for passive funds
• Against offers when there are prospects for an enhanced bid or other bidders
• For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value
Shareholder Proposals
Traditionally, shareholder proposals have been used to encourage management and other shareholders to address socio-political issues. SSgA believes that it is inappropriate to use client assets to attempt to affect such issues. Thus, we examine shareholder proposals primarily to determine their economic impact on shareholders.
I. Generally, SSgA votes in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:
• Requirements that auditors attend the annual meeting of shareholders
• The establishment of annual elections of the board of directors unless the board is composed by a majority of independent directors, the board’s key committees (auditing, nominating and compensation) are composed of independent directors, and there are no other material governance issues or performance issues
• Mandates requiring a majority of independent directors on the Board of Directors and the audit, nominating, and compensation committees
• Mandates that amendments to bylaws or charters have shareholder approval
• Mandates that shareholder-rights plans be put to a vote or repealed
• Establishment of confidential voting
• Expansions to reporting of financial or compensation-related information, within reason
• Repeals of various anti-takeover related provisions
• Reduction or elimination of super-majority vote requirements
• Repeals or prohibitions of “greenmail” provisions
• “Opting-out” of business combination provisions
• Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee
• Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities
• Establishment of selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function
• Mandates that Audit, Compensation and Nominating Committee members should all be independent directors
• Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee
II. SSgA votes against shareholders on the following initiatives, which are fairly common shareholder-sponsored initiatives:
• Limits to tenure of directors

• Requirements that candidates for directorships own large amounts of stock before being eligible to be elected
• Restoration of cumulative voting in the election of directors
• Requirements that the company provide costly, duplicative, or redundant reports; or reports of a non-business nature
• Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact
• Proposals which require inappropriate endorsements or corporate actions
• Requiring the company to expense stock options unless already mandated by FASB (or similar body) under regulations that supply a common valuation model
• Proposal asking companies to adopt full tenure holding periods for their executives
• Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee
Shareholder Activism
We at FM agree entirely with the United States Department of Labor’s position that “where proxy voting decisions may have an effect on the economic value of the plan’s underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock” (IB 94-2). Our proxy voting policy and procedures are designed to ensure that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.
Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.
In addition, FM monitors ”target” lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York — Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so

identified, receive an individual, systematic review by the Corporate Governance Subcommittee of SSgA’s Investment Committee.
As an active shareholder, FM’s role is to ensure that corporate policies serve the best interests of the corporation’s investor-owners. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company’s value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical voter. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process—especially the proxy voting process—as the most effective means by which to communicate our and our clients’ legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.
Through the consistent, conscientious execution of our responsibilities as both fiduciary and shareholder, FM is able to promote the best interests of its fellow shareholders and its clients. The SSgA Funds Management, Inc. Proxy Voting Policy provides for this active, informed participation in the management of those corporations in which we hold shares.
Potential Conflicts
As discussed above under Process, from time to time, FM will review a proxy which presents a potential material conflict. For example, FM or its affiliates may provide services to a company whose management is soliciting proxies, or to another entity which is a proponent of a particular proxy proposal. Another example could arise when FM has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship.
As a fiduciary to its clients, FM takes these potential conflicts very seriously. While FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by FM’s potential conflict, there are a number of courses FM may take. The final decision as to which course to follow shall be made by the Investment Committee.
When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows FM’s pre-determined policy would eliminate FM’s discretion on the particular issue and hence avoid the conflict.
In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that FM believes more active involvement is necessary, the Chairman of the Investment Committee shall present the proxy to the Investment Committee, who will follow one of two courses of action. First, FM may employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote.
Second, in certain situations the Investment Committee may determine that the employment of a third party is unfeasible, impractical or unnecessary. In such situations, the Investment Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee. As stated above, which action is appropriate in any given scenario would be the decision of the Investment Committee in carrying out its duty to ensure that the proxies are voted in the clients’, and not FM’s, best interests.
Recordkeeping
In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:
1) FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;
2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);
3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);
4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and
5) a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.
Disclosure of Client Voting Information
Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

SUSTAINABLE GROWTH ADVISERS, LP
PROXY VOTING POLICY AND PROCEDURES
Statement of Policy
Sustainable Growth Advisers, LP (“SGA”) acts as a discretionary investment adviser for various clients and registered mutual funds. Our authority to vote the proxies of our clients is established by our investment advisory agreement or other written directives. SGA’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of the clients. The policy and procedures are updated as appropriate to take into account developments in the law, best practices in the industry, and refinements deemed appropriate by SGA. Material conflicts are resolved in the best interest of the clients or in accordance with specific client directives.
SGA’s policies and procedures are based on the following: legislative materials, studies of corporate governance and other proxy voting issues, analyses of shareholder and management proposals and other materials helpful in studying the issues involved.
The litmus test of any proposal, whether it is advanced by management or by one or more shareholders, is whether the adoption of the proposal allows the company to carry on its affairs in such a manner that the clients’ best interests will be served. The proxy vote is an asset belonging to the client. SGA votes the proxies to positively influence corporate governance in a manner that, in SGA’s best judgment, enhances shareholder value.
SGA takes a limited role or declines to take responsibility for voting client proxies under the following circumstances:
1. Responsibility of voting proxies has been assigned to another party in the advisory contract or other written directives. In the case of an ERISA client, the voting right has been retained by a named fiduciary of the plan other than SGA.
2. Once a client account has been terminated with SGA in accordance with the investment advisory agreement, SGA will not vote any proxies received after the termination.

3. Security positions that are completely sold from a clients account between proxy record date and meeting date, SGA will not vote the proxy.
4. Proxies for securities held in an unsupervised portion of the client’s account generally will not be voted.
5. Proxies for securities on loan that must be recalled in order to vote; generally will not be voted.
6. Specialized treatment in voting proxies when directed in the advisory contract or other written directives. These directions to vote proxies may be different from SGA’s policy and procedures.
7. Specialized treatment may be applied to ERISA accounts as SGA’s responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.
These policies and procedures are provided to clients upon request, with the provision that they may be updated from time to time. Clients can also obtain information on how proxies were voted.
Procedures
Designated individuals are assigned the duties of receiving and reviewing proxies. These individuals ensure that proxies are voted only for those clients that have designated this authority to SGA.
Judgmental issues are reviewed by senior investment professionals to determine if adopting the proposal is in the best interest of our clients. An assessment is made to determine the extent to which there may be a material conflict between the adviser’s interests and those of the client. If conflicts arise, SGA will vote in accordance with its pre-determined policies.
As part of recordkeeping the following documents are maintained: (1) copy of the policies and procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by SGA that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and SGA’s written response to any (written or oral) client request for such records. These records are maintained for a period of five years.

Categories of Issues
It is the policy of SGA to generally vote with management on routine matters affecting the future of the corporation. If we frequently disagree with management, we will generally sell the stock. Occasionally, however when merger proposals or other corporate restructuring are involved, we vote shares we manage based on our best judgment as to what will produce the highest return relative to risk.
Following are examples of agenda items that SGA generally approves:
Election of Directors: Unless SGA has reason to object to a given director, each director on management’s slate is approved.
Approval of Auditors: SGA generally defers to management in picking a CPA firm and votes for management’s choice.
Directors’ Liability and Indemnification: Since this is a legitimate cost of doing business and important to attracting competent directors, SGA generally approves.
Updating the Corporate Charter: Management periodically asks shareholders to vote for housekeeping updates to its charter and SGA generally approves.
Increase in the Common Share Authorization: As long as the increase is reasonable, SGA generally approves.
Stock Purchase Plans: SGA believes that equity participation plans positively motivate management, directors and employees. Therefore, SGA generally approves stock purchase plans unless we have reason to object.
Stock Option Plans and Stock Participation Plans: If in SGA’s judgment and provided that they are not excessive, these plans are generally approved since they motivate management to enhance shareholder value.
Following are examples of issues presented for shareholder vote that are generally opposed because their approval is judged not to be in the best interest of the client.
Elimination of Pre-Emptive Rights: Pre-emptive rights have value to the stockholder. They can be sold outright or used to buy additional shares, usually at a significant discount to the stock’s market price. To approve their elimination would mean giving away something of potential value to the client. Elimination of pre-emptive rights also potentially dilutes the shareholders’ proportionate share of current holdings and diminishes shareholder rights or control over management. Therefore, SGA generally opposes their elimination.
Poison Pills: These are usually referred to as Shareholder Rights Plans and are used by management to prevent an unfriendly takeover. Generally, management asks the shareholders to approve a huge increase in authorized common shares often accompanied by the approval of a new issue of preferred stock, the terms of which can be set later by management at the onset of an uninvited bid for the company. SGA generally opposes these and other devices utilized by corporate management to elude acquirers, raiders or other legitimate offers unless it views such devices as likely to increase shareholder value in the future and not just entrench management.
Proposals to Establish Staggered Boards: Since staggered election dates of board members impede hostile acquisitions and serve to entrench current management, they are not in the best interest of the shareholder and are generally opposed. It is SGA’s judgment that uninvited bids for the company’s stock should not be discouraged. They are usually at a substantial premium over the existing market price, so they can be very profitable to the shareholder. It is better that management have a threat of an unwanted bid to give them the incentive to manage the company for the enhancement of shareholder value.
New Classes of Shares Having Different Voting Rights: These are not in the client’s best interest because they are contrary to the principle of “one share one vote” and could dilute the current stockholders’ control.
Shareholders Proposals That Offer No Specific Economic Benefit to the Client: When social issues are proposed by one or more shareholders, SGA evaluates them to determine if their approval will be of economic benefit to the client or whether their adoption will result in additional cost to the company and/or impede its ability to do business. If the proposal offers no economic benefit, it is generally opposed.
Conflicts of Interest
SGA’s proxy voting policies and procedures are designed to ensure that proxies are properly voted, material conflicts are avoided, and fiduciary obligations are fulfilled.
SGA personnel may be nominated to serve on the board of directors of a portfolio company. In these cases, the SGA employee serving as director must balance his or her duty owed to SGA’s clients with his or her duty owed to all of the shareholders of the Company. The SGA Proxy Committee (the “Committee”) will make decision on how to vote the proxies of a portfolio company where an SGA employee serves as director on the board. The Committee presently consists of the three principals of SGA. Any investment professional serving on the committee shall not have primary responsibility for SGA’s relationship with the applicable portfolio company.
There may be occasions (although SGA anticipates they would be rare) where the proxy guidelines or policies of one of the managed accounts may conflict with SGA’s general guidelines or with the guidelines or policies of another managed account. In such a case, it is SGA’s policy to attempt to comply with each of the different client policies so long as, in doing so, SGA continues to comply with ERISA and any other applicable law, regulation and policy. In order to achieve compliance with differing guidelines or policies, it may be necessary to vote the proxies on a proportionate basis (based on number of shares held). If there is to be a departure from a client’s proxy voting policy or guidelines, a Principal of SGA will contact the designated representative at the client to address and resolve the situation as appropriated.
To obtain information on how Sustainable Growth Advisers, LP has voted proxies, you may contact us at:
Sustainable Growth Advisers, LP
301 Tresser Boulevard, Suite 1310
Stamford, CT 06901
By phone: (203) 348-4742
By fax: (203) 348-4732
E-mail: mgreve@sgadvisers.com

T. ROWE PRICE ASSOCIATES, INC
T. ROWE PRICE INTERNATIONAL, INC
T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD
T. ROWE PRICE GLOBAL ASSET MANAGEMENT, LTD
PROXY VOTING POLICIES AND PROCEDURES
RESPONSIBILITY TO VOTE PROXIES
     T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, and T. Rowe Price Global Asset Management Limited (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.
     T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.
     Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

     Consideration Given Management Recommendations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company’s management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.
ADMINISTRATION OF POLICIES AND PROCEDURES
     Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.
     Investment Services Group. The Investment Services Group (“Investment Services Group”) is responsible for administering the proxy voting process as set forth in the Policies and Procedures.
     Proxy Administrator. The Investment Services Group will assign a Proxy Administrator (“Proxy Administrator”) who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers and regional managers for consideration.
HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED
     In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price’s proxy voting guidelines, and many of our guidelines are consistent with ISS positions, T.

Rowe Price occasionally deviates from ISS recommendations on general policy issues or specific proxy proposals.
Meeting Notification
     T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Governance Analytics, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.
Vote Determination
ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.
Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.
T. Rowe Price Voting Policies
Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:

Election of Directors – T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence or their inability to dedicate sufficient time to their board duties due to their commitments to other boards. We also withhold votes for inside directors serving on compensation, nominating and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We may also withhold votes from inside directors for the failure to establish a formal nominating committee. We vote against management efforts to stagger board member terms by withholding votes from directors because a staggered board may act as a deterrent to takeover proposals. T. Rowe Price supports shareholder proposals calling for a majority vote threshold for the election of directors.
Anti-takeover and Corporate Governance Issues – T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares. When voting on corporate governance proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.
Executive Compensation Issues – T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company’s peers, dilution to shareholders and comparability to plans in the company’s peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock. For companies with particularly egregious pay practices such as excessive severance packages, perks, and bonuses (despite under- performance), or moving performance targets (to avoid poor payouts), we may withhold votes from compensation committee members as well the CEO or even the entire board.
Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

     Social and Corporate Responsibility Issues — Vote determinations for corporate responsibility issues are made by the Proxy Committee using ISS voting recommendations. T. Rowe Price generally votes with a company’s management on the following social, environmental and corporate responsibility issues unless the issue has substantial economic implications for the company’s business and operations which have not been adequately addressed by management:
•	Corporate environmental practices;

•	Employment practices and employment opportunity;

•	Military, nuclear power and related energy issues;

•	Tobacco, alcohol, infant formula and safety in advertising practices;

•	Economic conversion and diversification;

•	International labor practices and operating policies;

•	Genetically-modified foods; and

•	Animal rights.
T. Rowe Price may support the following well-targeted shareholder proposals that call for enhanced disclosure and/or policy changes by companies where relevant to their business:
Political contributions/activities;
  Climate change and global warning; and
     Board diversity and sexual orientation employment policies.
Global Portfolio Companies – ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets. The Proxy Committee has reviewed ISS’ general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.
Votes Against Company Management – Where ISS recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. Consequently, if a portfolio manager believes that management’s view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she may elect to vote contrary to management. Also, our research analysts are asked to present their voting recommendations in such situations to our portfolio managers.

Index and Passively Managed Accounts – Proxy voting for index and other passively-managed portfolios is administered by the Investment Services Group using ISS voting recommendations when their recommendations are consistent with T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.
     Divided Votes – In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Investment Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. Opposing votes will be cast only if it is determined to be prudent to do so in light of each client’s investment program and objectives. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.
     Shareblocking – Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the potential loss of liquidity in the blocked shares.
     Securities on Loan – The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.
Vote Execution and Monitoring of Voting Process
     Once the vote has been determined, the Proxy Administrator enters votes electronically into ISS’s Governance Analytics system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.

On a daily basis, the Proxy Administrator queries the Governance Analytics system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders’ meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.
     Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company’s domicile.
Monitoring and Resolving Conflicts of Interest
     The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
     Specific Conflict of Interest Situations — Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

REPORTING AND RECORD RETENTION
Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.
T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

TEMPLETON GLOBAL ADVISORS LIMITED
PROXY VOTING POLICIES & PROCEDURES
RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES
Templeton Global Advisors Limited (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.
HOW INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to Institutional Shareholder Services (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:
1.	The issuer is a client of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.	The issuer is an entity participating, or which may participate, in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);

4.	An employee of Investment Manager or its affiliates, or an immediate family member of such employee, also serves as a director or officer of the issuer;

5.	A director or trustee of Franklin Resources, Inc. or of a Franklin Templeton investment product, or an immediate family member of such director or trustee, also serves as an officer or director of the issuer; or

6.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.
In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with a recommendation regarding the vote for approval.
Where the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.
The Proxy Review Committee will independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations; report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.
The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In the case of a material conflict of interest, the final voting decision will be made by the Proxy Review Committee, as described above. The Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Proxy Review Committee prior to submitting the vote.
GENERAL PROXY VOTING GUIDELINES
Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.
INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES
Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.
The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. Investment Manager will review the issue of separating Chairman and CEO positions on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
Ratification of Auditors: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.
Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 5% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.
Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.
Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.
Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission (“SEC”) and the Canadian Securities Administrators (“CSA”). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment Manager has outstanding sell orders, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Investment Manager may hold shares on a company’s record date, should it sell them prior to the company’s meeting date, Investment Manager ultimately may decide not to vote those shares.
Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter an “abstain” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:
1.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client’s holdings of the securities and that the client is eligible to vote.

3.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent third party providers of proxy services.

5.	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation will include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Advisory Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.	The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to ISS for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in sufficient time for the vote to be lodged.

8.	The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the client’s file and forwards a copy to the appropriate portfolio manager. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

9.	If the Proxy Group learns of a vote on a material event that will affect a security on loan, the Group will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Franklin Templeton Services, LLC Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Proxy Group shall use its best efforts to call such loans or use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities.

10.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonable practicable after filing Form N-PX with the SEC.

11.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients’ financial statements and disclosure documents.

12.	The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

13.	The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning.

14.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

15.	At least annually, the Proxy Group will verify that:
•	All annual proxies for the securities held by Advisory Clients have been received;

•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received has been voted in accordance with the instructions of the Advisor;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and timely filings were made with applicable regulators related to proxy voting.
The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.
As of January 3, 2007

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES
Templeton Investment Counsel, LLC (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.
HOW INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to Institutional Shareholder Services (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:
7.	The issuer is a client of Investment Manager or its affiliates;

8.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

9.	The issuer is an entity participating, or which may participate, in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);

10.	An employee of Investment Manager or its affiliates, or an immediate family member of such employee, also serves as a director or officer of the issuer;

11.	A director or trustee of Franklin Resources, Inc. or of a Franklin Templeton investment product, or an immediate family member of such director or trustee, also serves as an officer or director of the issuer; or

12.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.
In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with a recommendation regarding the vote for approval.
Where the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.
The Proxy Review Committee will independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations; report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.
The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In the case of a material conflict of interest, the final voting decision will be made by the Proxy Review Committee, as described above. The Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Proxy Review Committee prior to submitting the vote.
GENERAL PROXY VOTING GUIDELINES
Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.
INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES
Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.
The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
Ratification of Auditors: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.
Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.
Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.
Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.
Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission (“SEC”) and the Canadian Securities Administrators (“CSA”). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment Manager has outstanding sell orders, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Investment Manager may hold shares on a company’s record date, should it sell them prior to the company’s meeting date, Investment Manager ultimately may decide not to vote those shares.
Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter an “abstain” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:
16.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

17.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client’s holdings of the securities and that the client is eligible to vote.

18.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

19.	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent third party providers of proxy services.

20.	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation will include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Advisory Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

21.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

22.	The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to ISS for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in sufficient time for the vote to be lodged.

23.	The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the client’s file and forwards a copy to the appropriate portfolio manager. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

24.	If the Proxy Group learns of a vote on a material event that will affect a security on loan, the Group will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Franklin Templeton Services, LLC Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Proxy Group shall use its best efforts to call such loans or use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities.

25.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonable practicable after filing Form N-PX with the SEC.

26.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients’ financial statements and disclosure documents.

27.	The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

28.	The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning.

29.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

30.	At least annually, the Proxy Group will verify that:
•	All annual proxies for the securities held by Advisory Clients have been received;

•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received has been voted in accordance with the instructions of the Advisor;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and timely filings were made with applicable regulators related to proxy voting.
The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.
As of January 3, 2007

UBS GLOBAL ASSET MANAGEMENTGLOBAL CORPORATE GOVERNANCE PHILOSOPHYAND PROXY VOTING GUIDELINES AND POLICY
Policy Summary
Underlying our voting and corporate governance policies we have three fundamental objectives:
1 We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.
2 In order to do this effectively, we aim to utilize the full weight of our clients‘ shareholdings in making our views felt.
3 As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom.
To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governance practice. This Policy is being implemented globally to harmonize our philosophies across UBS Global Asset Management offices worldwide and thereby maximize our ability to influence the companies we invest in. However, this Policy is also supplemented by the UBS Global Asset Management Local Proxy and Corporate Governance Guidelines to permit individual regions or countries within UBS Global Asset Management the flexibility to vote or take other actions consistent with their local laws or standards where necessary.
This policy helps to maximize the economic value of our clients‘ investments by establishing proxy voting standards that conform with UBS Global Asset Management‘s philosophy of good corporate governance.
Risks Addressed by this Policy
The policy is designed to address the following risks:
• Failure to provided required disclosures for investment advisers and registered investment companies
☐ Failure to vote proxies in best interest of clients and funds
☐ Failure to identify and address conflicts of interest
☐ Failure to provide adequate oversight of third party service providers

Global Voting and Corporate Governance Policy

A. General Corporate Governance Benchmarks	2

B. Proxy Voting Guidelines œ Macro Rationales	4

C. Proxy Voting Disclosure Guidelines	8

D. Proxy Voting Conflict Guidelines	9

E. Special Disclosure Guidelines for Registered Investment Companies	9

F. Documentation	11

G. Compliance Dates	11

H. Other Policies	12

I. Disclosures	12

GLOBAL PROXY VOTING AND CORPORATE GOVERNANCE POLICY
Philosophy
Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value. Thus, we expect board members of companies we have invested in (the —company“ or —companies“) to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company.
A. General Corporate Governance Benchmarks UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, —UBS Global AM“) will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment. While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.
Principle 1: Independence of Board from Company Management Guidelines:
☐ Board exercises judgment independently of management.
☐ Separate Chairman and Chief Executive.
☐ Board has access to senior management members.
☐ Board is comprised of a significant number of independent outsiders.
☐ Outside directors meet independently.
☐ CEO performance standards are in place.
☐ CEO performance is reviewed annually by the full board.
☐ CEO succession plan is in place.
☐ Board involvement in ratifying major strategic initiatives.
☐ Compensation, audit and nominating committees are led by a majority of outside directors.
Principle 2: Quality of Board Membership Guidelines:
☐ Board determines necessary board member skills, knowledge and experience.
☐ Board conducts the screening and selection process for new directors.
☐ Shareholders should have the ability to nominate directors.
☐ Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.
☐ Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.
☐ Board meets regularly (at least four times annually).
Principle 3: Appropriate Management of Change in Control Guidelines:
☐ Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.
☐ Any contracts or structures, which impose financial constraints on changes in control, should require prior shareholder approval.
☐ Employment contracts should not entrench management.
☐ Management should not receive substantial rewards when employment contracts are terminated for performance reasons.
Principle 4: Remuneration Policies are Aligned with Shareholder Interests Guidelines:
☐ Executive remuneration should be commensurate with responsibilities and performance.
☐ Incentive schemes should align management with shareholder objectives.
☐ Employment policies should encourage significant shareholding by management and board members.
☐ Incentive rewards should be proportionate to the successful achievement of pre-determined financial targets.
☐ Long-term incentives should be linked to transparent long-term performance criteria.
☐ Dilution of shareholders‘ interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.
Principle 5: Auditors are Independent Guidelines:
☐ Auditors are approved by shareholders at the annual meeting.
☐ Audit, consulting and other fees to the auditor are explicitly disclosed.
☐ The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.
☐ Periodic (every 5 years) tender of the audit firm or audit partner.
B. Proxy Voting Guidelines – Macro Rationales Macro Rationales are used to explain why we vote on each proxy issue. The Macro Rationales reflect our guidelines enabling voting consistency between offices yet allowing for flexibility so the local office can reflect specific knowledge of the company as it relates to a proposal.
1. General Guidelines
☐ a. When our view of the issuer‘s management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.
☐ b. If management‘s performance has been questionable we may abstain or vote against specific proxy proposals.
☐ c. Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.
☐ d. In general, we oppose proposals, which in our view, act to entrench management.
☐ e. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.
☐ f. We will vote in favor of shareholder resolutions for confidential voting.
2. Board of Directors and Auditors
☐ a. Unless our objection to management‘s recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.
☐ b. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.
☐ c. We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.
☐ d. We generally oppose proposals to limit or restrict shareholder ability to call special meetings.
☐ e. We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.
3. Compensation
☐ a. We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.
☐ b. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.
☐ c. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.
☐ d. We may vote against a compensation or incentive program if it is not adequately tied to a company‘s fundamental financial performance;, is vague;, is not in line with market practices;, allows for option re-pricing;, does not have adequate performance hurdles; or is highly dilutive.
☐ e. Where company and management‘s performance has been poor, we may object to the issuance of additional shares for option purposes such that management is rewarded for poor performance or further entrenches its position.
☐ f. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.
4. Governance Provisions
☐ a. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.
☐ b. We believe that —poison pill“ proposals, which dilute an issuer‘s stock when triggered by particular events, such as take over bids or buy-outs, should be voted on by the shareholders and will support attempts to bring them before the shareholders.
☐ c. Any substantial new share issuance should require prior shareholder approval.
☐ d. We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.
☐ e. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.
☐ f. We generally do not oppose management‘s recommendation to implement a staggered board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.
☐ g. We will support proposals that enable shareholders to directly nominate directors.
5. Capital Structure and Corporate Restructuring
☐ a. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.
☐ b. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.
6. Mergers, Tender Offers and Proxy Contests
a. Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.
7. Social, Environmental, Political and Cultural
☐ a. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.

☐ b. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management‘s ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement.
☐ c. Unless directed by clients to vote in favor of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.
8. Administrative and Operations
☐ a. Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.
☐ b. We are sympathetic to shareholders who are long-term holders of a company‘s stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.
9. Miscellaneous
☐ a. Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client‘s direction.
☐ b. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).
☐ c. For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.
☐ d. In certain instances when we do not have enough information we may choose to abstain or vote against a particular Proposal.
C. Proxy Voting Disclosure Guidelines
☐ UBS Global AM will disclose to clients, as required by the Investment Advisers Act of 1940, how they may obtain information about how we voted with respect to their securities. This disclosure may be made on Form ADV.

☐ UBS Global AM will disclose to clients, as required by the Investment Advisers Act of 1940, these procedures and will furnish a copy of these procedures to any client upon request. This disclosure may be made on Form ADV.
☐ Upon request or as required by law or regulation, UBS Global AM will disclose to a client or a client‘s fiduciaries, the manner in which we exercised voting rights on behalf of the client.
☐ Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client‘s relationship with the company that has issued the proxy, the Legal and Compliance Department should be contacted immediately to ensure adherence to UBS Global AM Corporate Governance Principles. (See Proxy Voting Conflict Guidelines below.)
☐ Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy. We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chairman of the Global Corporate Governance Committee and regional Legal and Compliance representative.
☐ Any employee, officer or director of UBS Global AM receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company‘s proxies.
☐ Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.
☐ In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.
☐ We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.
☐ The Chairman of the Global Corporate Governance Committee and the applicable Chair of the Local Corporate Governance Committee must approve exceptions to this disclosure policy.
Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.
D. Proxy Voting Conflict Guidelines In addition to the Proxy Voting Disclosure Guidelines above, UBS Global AM has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:

☐ Under no circumstances will general business, sales or marketing issues influence our proxy votes.
☐ UBS Global AM and its affiliates engaged in banking, broker-dealer and investment banking activities (—Affiliates“) have policies in place prohibiting the sharing of certain sensitive information. These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate. Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal and Compliance Department immediately. [Note: Legal and Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.] In the event of any issue arising in relation to Affiliates, the Chair of the Global Corporate Governance Committee must be advised, who will in turn advise the Chief Risk Officer.
E. Special Disclosure Guidelines for Registered Investment Company Clients
1. Registration Statement (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
☐ That these procedures, which are the procedures used by the investment adviser on the Funds‘ behalf, are described in the Statement of Additional Information (SAI). The procedures may be described in the SAI or attached as an exhibit to the registration statement.
☐ That the SAI disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand; and those of the Funds investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.
☐ That the SAI disclosure states that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund‘s website, or both; and (ii) on the Commission‘s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.
2. Shareholder Annual and Semi-Annual Report (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
☐ That each Fund‘s shareholder report contain a statement that a description of these procedures is available (i) without charge, upon request, by calling a toll-free or collect telephone number; (ii) on the Fund‘s website, if applicable; and (iii) on the Commission‘s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.
☐ That the report contain a statement that information regarding how the

Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund‘s website, or both; and
(ii) on the Commission‘s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.
3. Form N-CSR (Closed-End Fund Annual Reports Only) Management is responsible for ensuring the following:
☐ That these procedures are described in Form N-CSR. In lieu of describing the procedures, a copy of these procedures may simply be included with the filing. However, the SEC‘s preference is that the procedures be included directly in Form N-CSR and not attached as an exhibit to the N-CSR filing.
☐ That the N-CSR disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds‘ investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.
4. Form N-PX (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
☐ That each Fund files its complete proxy voting record on Form N-PX for the 12 month period ended June 30 by no later than August 31 of each year.
☐ Fund management is responsible for reporting to the Funds‘ Chief Compliance Officer any material issues that arise in connection with the voting of Fund proxies or the preparation, review and filing of the Funds‘ Form N-PX.
5. Oversight of Disclosure The Funds‘ Chief Compliance Officer shall be responsible for ensuring that the required disclosures listed in these procedures are implemented and complied with. The Funds‘ Chief Compliance Officer shall recommend to each Fund‘s Board any changes to these policies and procedures that he or she deems necessary or appropriate to ensure the Funds‘ compliance with relevant federal securities laws.
Responsible Parties
The following parties will be responsible for implementing and enforcing this policy:
The Chief Compliance Officer and his/her designees
Documentation
Monitoring and testing of this policy will be documented in the following ways:
- Annual review by the Funds’ and UBS Global AM’s Chief Compliance Officer of the effectiveness of these procedures
- Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures
- Periodic review of any proxy service vendor by the Chief Compliance Officer
- Periodic review of proxy votes by the Proxy Voting Committee
Compliance Dates
The following compliance dates should be added to the Compliance Calendar:
- File Form N-PX by August 31 for each registered investment company client
- Annual review by the Funds’ and UBS Global AM’s Chief Compliance Officer of the effectiveness of these procedures
- Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures
- Form N-CSR, Shareholder Annual and Semi-Annual Reports, and annual updates to Fund registration statements as applicable
- Periodic review of any proxy service vendor by the Chief Compliance Officer
- Periodic review of proxy votes by the Proxy Voting Committee
- Recordkeeping Policy
- Affiliated Transactions Policy
- Code of Ethics
- Supervision of Service Providers Policy
Other Policies
Other policies that this policy may affect include:
- Recordkeeping Policy
- Affiliated Transactions Policy
- Code of Ethic
- Supervision of Service Providers Policy
17244038

UBS Global Asset Management Local Voting and Corporate
Governance Guidelines
Version 1.0
28 July 2003

UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0

I. Local Voting and Corporate Governance Guidelines

A. United Kingdom / London	1

B. Australia / Sydney	2

C. Switzerland / Zurich	5

D. Japan / Tokyo	6

E. Canada / Toronto	10

F. United States / Chicago	11

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UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
I. LOCAL VOTING POLICIES
A. LOCAL POLICY — UNITED KINGDOM / LONDON
Directors’ Greenbury — Invited to approve all new Each on its own merits
Remuneration long term incentive schemes and/or Pension
Greenbury — Shares granted should not arrangements vest, and options should not be exercisable, in under three years
Greenbury — Total awards potentially available should not be excessive
Greenbury — Subject to challenging criteria
Greenbury — Consideration should be given to criteria which reflects the company’s performance relative to a group of comparator companies in some key variables such as TSR
Greenbury -Are grant options phased
Greenbury — Executive options are not at a discount
ABI — Options should only be granted over the capital of the parent company.
ABI — A Scheme should not last more than 10 years
ABI — All Schemes No more than 10% of share capital should be used in any rolling 10 year period
ABI — Executive Schemes No more than 5% of the issued Ordinary share cap in any 10 year period unless these Options are Super-Options
Combined Code — Agrees with the recommendations of the Greenbury Code
Basic Authority Companies Act — Section 80 provides For Management for Directors to authority for Directors to issue shares
Allot Any Shares ABI5 — New issues should not exceed one third of existing issued share capital — taking account amounts reserved for share schemes, warrants or convertible shares
Share Allotment Companies Act — Section 89 imposes For management if issue
Other Than to pre-emption (shares must be first meets IPC 5% guideline Existing offered to existing shareholders on a Shareholders pro-rata basis)
Companies Act — Section 95 allows dis

Local Guidelines	1	28 July 2003

UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0 application of S89 for issues of shares for cash (but not for assets)
IPC — Dis-application of S89 acceptable provided no more than 5% of the issued capital on a non-pre-emptive basis in any one year and no more than 7.5% in the current and preceding 2 years
Market Purchase ABI7 -Authority under S166 must be For Management if criteria is of its own renewed annually; increase in EPS a met.
Shares by pre-requisite; approval of preference Company shareholders necessary; 10% of issued share capital is appropriate
Companies Act — Section 166 permits buy-back, S162 must have power for buy-back within articles of assoc.
Stock Exchange Yellow book — up to 15% of issued share capital within 12 months permissible. Price must not exceed 105% of market value.
Scrip Dividend No guidelines For Management alternative
Enhanced Scrip No guidelines Each on its own merits
Dividend Amendments to No guidelines For Management Articles of Association
Shareholder No guidelines or Management resn.
Political Political Parties, Elections and For Management if the donations Referendums Act 2000 company issues a statement confirming that the donation is not to a political party in the true sense.
Against if this statement is not made

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Local Voting and Corporate Governance Guidelines — Version 1.0
B. LOCAL POLICY — AUSTRALIA / SYDNEY AUSTRALIAN MARKET CONVENTIONS AND “BEST PRACTICE”
Board Structure and Quality
Review allocation of work between Board and management (IFSA 9).
Board has majority of independent directors with appropriate skills (IFSA 2).
Chairman should be an independent director (IFSA 3) or a lead director to be appointed. The Board should appoint an audit committee, a remuneration committee and a nomination committee (IFSA 4 and 5).
Generally constituted with a majority of independent directors Audit committee comprises only non executive directors Have access to employees and advisers of the company Entitled to obtain independent professional advice at the company’s expense The Board should review its performance and the performance of individual directors, the company and management regularly (IFSA 7)
Before accepting appointment, non-executive directors should be formally advised of the reasons they have been asked to join the Board and given an outline of what the Board expects of them (IFSA 6)
ASX listing rules require director election each year on a one third rotational basis. Company Law sets retirement age at 72 years unless a 75% approval vote is obtained. Aust Law requires at least 3 directors with at least 2 residing in Australia.
Change of Control Procedures
Major corporate changes, which in substance or effect may impact shareholder equity or erode ownership rights, should be submitted to a vote of shareholders (IFSA 13). Share repurchase of up to 10% in a 12 month period without shareholder approval. Purchase from a single vendor requires 75% approval.
ASX listing rules require shareholder approval for any disposal or change in control of a company’s main undertaking.
Partial takeover provisions may be approved by shareholders but are renewable every 3 years.
Auditors
Fees from non-audit services by an audit firm must be disclosed (pending Aust legislation).
Expanded role for the Financial Reporting Council to oversee audit independence and auditing standards (pending legislation)
Compulsory audit partner rotation after 5 years but not rotation of audit firms (pending legislation)
Mandatory audit committees for Top 500 companies (pending legislation). Statement from audit committee that non-audit services are compatible with independence (pending legislation).

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Local Voting and Corporate Governance Guidelines — Version 1.0
Compensation
The Board should review its performance and the performance of individual directors, the company and management regularly (IFSA 7)
The Board should establish and disclose in the annual report a policy to encourage nonexecutive directors to invest their own capital in the company or to acquire shares from an allocation of a portion of their fees (IFSA 8).
The Board should disclose in the company’s annual report its policies on and the quantum and components of remuneration for all directors and each of the 5 highest paid executives (IFSA 10).
All equity participation compensation plans must be approved by shareholders in a special resolution.
Option term maximum is 5 years
Share options must be “expensed” from middle of 2004 (pending legislation)
General Governance
Conduct of meetings — separate motions, form of proxy, adequate notification of meeting, all voting by poll, results of voting disclosed (IFSA 11)
BEST PRACTICE FOR INVESTMENT MANAGERS
Encourage direct contact with companies including constructive communication with both senior management and board members about performance, corporate governance and other matters affecting shareholders’ interests.
Vote on all material issues.
Written policy on exercising proxy votes and ensure consistently applied Report proxy votes cast to clients and a positive statement that the investment manager has complied with its obligation to exercise voting rights in the client’s interest only.

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UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
C. LOCAL POLICY — SWITZERLAND / ZURICH
Swiss law does not allow for UBS Global Asset Management Switzerland to vote proxies. This function is managed by the securities operations group of UBS AG (Zurich). The Swiss Code of Obligations allows UBS AG the custodian, the right to vote in accordance with explicit instructions from its clients. In the case where UBS AG has no explicit instructions, the Swiss Code of Obligations, (Article #689), states that UBS AG must vote the proxy based upon general instructions. In the absence of general instructions, the bank must vote in line with the proposals presented by the board of directors.
Special procedure for UBS Fund Management (Switzerland) AG and the UBS Investment Foundation for Pension Funds:
The provisions of the Swiss Investment Fund Act and the self-regulatory provisions set out in the Code of Conduct of the Swiss Funds Association are applicable for UBS Fund
Management (Switzerland) AG, a subsidiary of UBS AG. UBS Fund Management acts as the fund management company on behalf of all UBS and Private Label funds under Swiss law. The Swiss Investment Fund Act requires that the fund management company must be independent from the Custodian Bank. Furthermore, UBS Fund Management (Switzerland) AG, has to act in the sole interest of its investors. Therefore, the decisions of the fund management company concerning proxy voting rights for the assets in the UBS and Private Label funds must be made independently from those of the Custodian bank.
The UBS Investment Foundation for Pension Funds is governed by the Swiss Pension Fund Law. The Swiss Pension Fund Law requires, that Pension Funds and Investment Foundations for Pension Funds establish rules for proxy voting rights. These rules are defined by the board of the Investment Foundation. The rules set by the board of the UBS Investment Foundation for Pension Funds are as follows: In general, the UBS Investment Foundation shall vote in line with the proposals presented by the board of directors. However, the board of the UBS Investment Foundation may decide, that the UBS Investment Foundation votes not in line with the proposals presented by the board of directors. In any case, the UBS Investment Foundation is completely independent from UBS in this respect

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UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
D. LOCAL POLICY — JAPAN / TOKYO
Proxy Voting Policy
We recognize that voting rights have economic value and that the exercise of such voting rights is a fiduciary duty. UBS Global Asset Management (Japan) Ltd will evaluate issues that may have an impact on the economic value of an investment and will vote on those issues with a view toward maximizing the ultimate economic value of the investment during the time period in which we expect to hold the investment.
UBS Global Asset Management (Japan) Ltd executes voting rights in order to advance the general interests of clients and shall not execute such right in order to advance the interest of its own or third parties. The general interests of clients mean the interests from the standpoint purely of shareholder value, which is not aimed at acquiring managerial authority. The person in charge of making investment decisions is responsible for the judgement on the interests.
Where an investment in a company is on behalf of a client and where voting authority and responsibility is delegated to UBS Global Asset Management (Japan) Ltd in the client agreement, it is our intention usually to vote on all proxies we receive that are submitted for shareholder approval. But in cases where any costs are involved in proxy voting, we vote if we judge that the proxy voting after costs maximizes the ultimate economic value of the investment. Client voting instructions are on the Client Details Spreadsheet that is maintained by Client Management.
General Proxy Voting Guidelines
When our view of company’s management is favorable, we generally support current management initiatives with exceptions as noted in the items below. When our view is that changes to the management structure would probably increase shareholder value, we may support management in a variety of proposals.
• If management’s performance has been questionable, but we do not have constructive advice on voting alternatives, we may abstain.
• Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a generally good job, we may elect to vote against management
• In general we oppose proposals which, in our view, act to entrench management ☐ In some instances, even though we strongly support management, there are some corporate governance issues, that in spite of management objections, we believe should be subject to shareholder approval.
Corporate Governance Consultants
UBS Global Asset Management (Japan) Ltd may use external consultants to advise on corporate governance issues. However it is not obliged to follow this advice and will at all times act in the best interests of clients as detailed in sections 8.1 and 8.2 above.

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UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
UBS Global Asset Management (Japan) Ltd has access to the external proxy voting service, “Institutional Shareholder Services” (ISS). This service provides details of meetings and advice on recommended voting. However the decision is always undertaken as detailed in sections 8.4 and 8.5 by the relevant Investment Teams and UBS Global Asset Management (Japan) Ltd undertakes its own voting. It does not use ISS to vote.
ISS is a web-based system and UBS Global Asset Management (Japan) Ltd is allocated a code for access.
Japanese Equity Proxy Voting Procedures Operations records the date of receipt of proxy voting information on Ops Proxy Voting Spreadsheet.
Proxy information and analysis is also available from ISS. This data is retrieved at least weekly or as required. If this information does not match the Japanese Equity proxies that have been received from Operations, Investments sends an e-mail to Operations (Corporate Actions) requesting them to follow up with the custodian/company and request the necessary proxy voting information. The e-mail states the proxy name of the company security name, meeting date. By doing this there is a double check so that we are aware of all proxy voting issues (ISS and custodians/company).
Proxy voting will be applied to securities held in client accounts in accordance with the Client Details that are maintained by Client Management and are located on the S Drive for Client Management, Client Management, Investments and Operations to access. Where clients do not state that they wish to determine proxy voting the decision will be made by Investments in UBS Global Asset Management (Japan) Ltd.
On receipt of proxy information and cover sheet from Operations (copy of proxy voting), centralized voting decisions, for clients who have given UBS TB discretion to vote and where clients do not specify, are made by the person in charge of the model portfolio of Japanese Equities or his delegate. The proxy voting decision is filled in and the information sent to Operations together with the signed and dated cover sheet.
If “Client” was written on the Client Details spreadsheet, Operations gives the relevant Client Manager the original proxy voting information. The Client Manager votes in accordance with the client’s standing instructions or contacts the client and obtains their instruction. If the Client Manager has to contact the client a file note prepared by the Client Manager must be kept on the client file. Client Manager must liaise with Investments if required i.e. when client wants to vote the same as UBS TB. The Client Manager will fill in the original proxy voting information and return it together with the signed and dated cover sheet to Operations.
Japanese Equity team and Client Management complete the Proxy Voting Spreadsheet based on what they have sent to Operations and this is the basis for client reporting. If there is a problematic issue regarding client’s interest including all issues from the shareholder, Investments and Client Management will keep a record of the reason for the problematic issue and the reason for such vote on the spreadsheet.
Voting must be made immediately upon receipt of original proxy voting information (General Shareholders’ Meeting) and returned as soon as possible to Operations (Corporate Actions) for dispatch.

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UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
Global Equities Proxy Voting Procedure
Operations records the date of receipt of proxy voting information on Ops Proxy Voting Spreadsheet.
Proxy information and analysis is also available from ISS. This data is retrieved at least weekly or as required. If this information does not match the Global Equities proxies that have been received from Operations, Investments sends an e-mail to Operations (Corporate Actions) requesting them to follow up with the custodian and request the necessary proxy voting information. The e-mail states the proxy name of the company security name, meeting date. By doing this there is a double check so that we are aware of all proxy voting issues (ISS and custodians).
Proxy voting will be applied to securities held in client accounts in accordance with the Client Details that are maintained by Client Management and are located on the S Drive for Client Management, Client Management, Investments and Operations to access. Where clients do not state that they wish to determine proxy voting the decision will be made by Investments in UBS Global Asset Management (Japan) Ltd.
On receipt of proxy information and cover sheet from Operations (copy of proxy voting), centralized voting decisions, for clients who have given UBS TB discretion to vote and where clients do not specify, are made by the person in charge of the model portfolio of Global Equities or his delegate. The proxy voting decision is filled in and the information sent to Operations together with the signed and dated cover sheet.
If “Client” was written on the Client Details spreadsheet, Operations gives the relevant Client Manager the original proxy voting information. The Client Manager votes in accordance with the client’s standing instructions or contacts the client and obtains their instruction. If the Client Manager has to contact the client a file note prepared by the Client Manager must be kept on the client file. Client Manager must liaise with Investments if required i.e. when client wants to vote the same as UBS TB. The Client Manager will fill in the original proxy voting information and return it together with the signed and dated cover sheet to Operations.
Global Equities team and Client Management complete the Proxy Voting Spreadsheet based on what they have sent to Operations and this is the basis for client reporting. If there is a problematic issue regarding client’s interest including all issues from the shareholder, Investments and Client Management will keep a record of the reason for the problematic issue and the reason for such vote on the spreadsheet.
Voting must be made immediately upon receipt of original proxy voting information (General Shareholders’ Meeting) and returned as soon as possible to Operations (Corporate Actions) for dispatch.
Dividend Reinvestment Program Participation Policy
Regarding the participation in the dividend reinvestment program, unless otherwise instructed by the client (Client Details Spreadsheet), our policy is to receive dividend by cash to avoid situations where we may be receiving shares due to participation in the DRIP while we are reducing the weight of the stock in the portfolio or eliminating it completely. Refer to Operations Procedures Manual for communication between Investments and Operations.

Local Guidelines	8	28 July 2003

UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
Special Share Rights Offering
In the event that a company has declared a special share rights offering (shares or cash), Operations will forward this information to the appropriate portfolio manager. In principal for Global Equities ex Japan we will follow the recommendation from London. When there is no recommendation from London we will elect to receive cash. Record and Client Reporting
Investments (Japanese and Global equities) and Client Management keeps a record of all voting instructions. Clients may request us to provide a report on proxy votes, cast or not cast on their behalf. This report would contain the following
• Client names on whose behalf we voted
• Security name
• Meeting date
• Resolutions which UBS Global Asset Management (Japan) Ltd voted “FOR”, “AGAINST” or “ABSTAIN” with brief reasons for these positions
• Outcome of meeting if known.

Local Guidelines	9	28 July 2003

UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
E. LOCAL POLICY — CANADA / TORONTO
Local policies are in line with the Global Voting and Corporate Governance Policy. Our authority to vote proxies is established by our advisory contracts (or comparable documents) and our proxy voting guidelines are tailored to reflect these specific contractual obligations. Where UBS Global Asset Management (Canada) Co. is aware of a conflict of interest in voting a particular proxy as a result of an existing or prospective client or business relationship or otherwise, the Local Corporate Governance Committee ( “the Committee”) will be notified of the conflict and the Committee will determine how such proxy should be voted. If the Committee decides to vote other than in accordance with this Policy, the Committee shall prepare and maintain a written rationale for its vote. With respect to Pooled Funds Managed by UBS Global Asset Management (Canada) Co., where the Committee feels that a conflict of interest exists in voting proxies relating to the Pooled Funds, the Committee may abstain from such vote at its discretion.

Local Guidelines	10	28 July 2003

UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
F. LOCAL POLICY — UNITED STATES / CHICAGO
Our Global Policies are our Local Policies except for the following:
General UBS Global Asset Management in the United States has adopted and implemented policies and procedures, in accordance with SEC Rule 206(4)-6 under the Advisers Act of 1940, that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients. Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). Further, with respect to our mutual fund accounts, our proxy voting policies and procedures accommodate the SEC disclosure requirements for proxy voting by registered investment companies.
For accounts subject to ERISA, we will exercise voting rights in accordance with client directions unless we believe it imprudent to do so. Should we determine it is imprudent to follow an ERISA client’s direction, and the client confirms such direction after being notified of our opinion, we will exercise the voting right in the manner we deem prudent. Proxy Voting Guidelines — Macro Rationales 1. We do not favor the forced reporting of political contributions. Proxy Voting Conflict Guidelines
The U.S. Local Corporate Governance Committee will meet to discuss local corporate governance issues and to review proxies where we are aware of conflicts of interests including but not limited to those arising from:
Relationships with clients and potential clients Banking and investment banking divisions within UBS Where UBS Global Asset Management is aware of a conflict of interest in voting a particular proxy, the appropriate Local Corporate Governance Committee will be notified of the conflict and the full Local Corporate Governance Committee will determine how such proxy should be voted. If such Committee decides to vote other than in accordance with this Policy, the Committee shall prepare and maintain a written rationale for its vote. (Note: For purposes of this policy, for an entity to be considered a prospective client, there must be a reasonable likelihood it will engage us to manage assets within a reasonable period of time.)

Local Guidelines	11	28 July 2003

UBS Global Asset Management
Global Corporate Governance PhilosophyVoting Guidelines And Policy Version 1.0
28 July 2003
Global Voting and Corporate Governance Guidelines and Policy – Version 1.0

Global Voting and Corporate Governance Policy
A. General Corporate Governance Benchmarks	1
B. Proxy Voting Guidelines – Macro Rationales	3
C. Proxy Voting Disclosure Guidelines	7
D. Proxy Voting Conflict Guidelines	8
i 28 July 2003
GLOBAL VOTING AND CORPORATE GOVERNANCE POLICY
Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value. Thus, we expect board members of companies we have invested in (the “company” or “companies”) to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company. Underlying our voting and corporate governance policies we have three fundamental objectives:
1 We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.
2 In order to do this effectively, we aim to utilize the full weight of our clients’shareholdings in making our views felt.
3 As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom.
To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governance practice. This Policy is being implemented globally to harmonize our philosophies across UBS Global Asset Management offices worldwide and thereby maximize our ability to influence the companies we invest in. However, this Policy is also supplemented by the UBS Global Asset Management Local Proxy and Corporate Governance Guidelines to permit individual regions or countries within UBS Global Asset Management the flexibility to vote or take other actions consistent with their local laws or standards where necessary.

A. GENERAL CORPORATE GOVERNANCE BENCHMARKS

UBS Global Asset Management will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment. While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.

Principle 1: Independence of Board from Company Management Guidelines:
☐       Board exercises judgment independently of management.
☐       Separate Chairman and Chief Executive.
☐       Board has access to senior management members.
☐       Board is comprised of a significant number of independent outsiders.
☐       Outside directors meet independently.
☐       CEO performance standards are in place.
☐       CEO performance is reviewed annually by the full board.
☐       CEO succession plan is in place.
☐       Board involvement in ratifying major strategic initiatives.
☐       Compensation, audit and nominating committees are led by a majority of outside directors.
Principle 2: Quality of Board Membership Guidelines:

☐      Board determines necessary board member skills, knowledge and experience.
☐      Board conducts the screening and selection process for new directors.
☐      Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.
☐      Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.
☐      Board meets regularly (at least four times annually).
Principle 3: Appropriate Management of Change in Control Guidelines:

☐      Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.

☐      Any contracts or structures which impose financial constraints on changes in control should require prior shareholder approval.
☐      Employment contracts should not entrench management.
☐      Management should not receive substantial rewards when employment contracts are terminated for performance reasons.
Principle 4: Remuneration Policies are Aligned with Shareholder Interests Guidelines:
☐      Executive remuneration should be commensurate with responsibilities and performance.
☐      Incentive schemes should align management with shareholder objectives.
☐      Employment policies should encourage significant shareholding by management and board members.
☐      Incentive rewards should be proportionate to the successful achievement of pre-determined financial targets.
☐      Long-term incentives should be linked to transparent long-term performance criteria.
☐      Dilution of shareholders’ interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.
Principle 5: Auditors are Independent Guidelines:
☐      Auditors are approved by shareholders at the annual meeting.
☐      Audit, consulting and other fees to the auditor are explicitly disclosed.
☐      The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.
☐      Periodic (every 5 years) tender of the audit firm or audit partner.
B.      PROXY VOTING GUIDELINES — MACRO RATIONALES

Macro Rationales are used to explain why we vote on each proxy issue. The Macro Rationales reflect our guidelines enabling voting consistency between offices yet allowing for flexibility so the local office can reflect specific knowledge of the company as it relates to a proposal.

1.      GENERAL GUIDELINES

☐      a.      When our view of the issuer’s management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.
☐      b.      If management’s performance has been questionable we may abstain or vote against specific proxy proposals.
☐      c.      Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.
☐      d.      In general, we oppose proposals, which in our view, act to entrench management.

☐      e.      In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.
☐      f.      We will vote in favor of shareholder resolutions for confidential voting.
2.      BOARD OF DIRECTORS & AUDITORS
☐      a.      Unless our objection to management’s recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.
☐      b.      We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.
☐      c.      We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.
☐      d.      We generally oppose proposals to limit or restrict shareholder ability to call special meetings.
☐      e.      We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.
3.      COMPENSATION
☐      a.      We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.
☐      b.      Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.
☐      c.      All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.
☐      a.      We may vote against a compensation or incentive program if it is not adequately tied to a company’s fundamental financial performance, is vague, is not in line with market practices, allows for option re-pricing, does not have adequate performance hurdles or is highly dilutive.
☐      b.      Where company and management’s performance has been poor, we may object to the issuance of additional shares for option purposes such that management is rewarded for poor performance or further entrenches its position.
☐      c.      Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.

1      GOVERNANCE PROVISIONS
☐      5.      CAPITAL STRUCTURE AND CORPORATE RESTRUCTURING
☐      a.      It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.
☐      b.      In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.
☐      6.      MERGERS, TENDER OFFERS & PROXY CONTESTS
☐      a.      Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.
☐      7. SOCIAL, ENVIRONMENTAL, POLITICAL & CULTURAL
☐      a.      Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.
☐      b.      There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management’s ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement.
☐      c.      Unless directed by clients to vote in favor of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.
☐      8.      ADMINISTRATIVE & OPERATIONS
☐      a.      Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.
☐      b. We are sympathetic to shareholders who are long-term holders of a company’s stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.
☐      9.      MISCELLANEOUS
☐      a.      Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client’s direction.
☐      b.      Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).
☐      c.      For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy.
a.	We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.

b.	We believe that “poison pill” proposals, which dilute an issuer’s stock when triggered by particular events such as take over bids or buy-outs should be voted on by the shareholders and will support attempts to bring them before the shareholders.

c.	Any substantial new share issuance should require prior shareholder approval.

d.	We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.

e.	We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.

f.	We generally do not oppose management’s recommendation to implement a staggered board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.
C. PROXY VOTING DISCLOSURE GUIDELINES

☐      Upon request or as required by law or regulation, UBS Global Asset Management will disclose to a client or a client’s fiduciaries, the manner in which we exercised voting rights on behalf of the client.
☐      Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client’s relationship with the company that has issued the proxy, the Legal and Compliance Department should be contacted immediately. (See Proxy Voting Conflict Guidelines below).
☐      Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy. We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Global Chief Investment Officer and regional Legal & Compliance representative.

☐      Any employee, officer or director of UBS Global Asset Management receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company’s proxies.
☐      Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.
☐      In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.
☐      We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.
☐      The Local and Global Chief Investment Officer must approve exceptions to this disclosure policy.
Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.

D. PROXY VOTING CONFLICT GUIDELINES

In addition to the Proxy Voting Disclosure Guidelines above, UBS Global Asset Management has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:
☐      Under no circumstances will general business, sales or marketing issues influence our proxy votes.
☐      UBS Global Asset Management and its affiliates engaged in banking, broker-dealer and investment banking activities (“Affiliates”) have policies in place prohibiting the sharing of certain sensitive information. These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate. Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal & Compliance Department immediately. [Note: Legal & Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.]

PROXY VOTING POLICIES AND PROCEDURES
Overview
U.S. Trust and its affiliates39 often have authority to vote proxies for shareholders with accounts managed by U.S. Trust and its affiliates. As an investment adviser or as a trustee, U.S. Trust has a fiduciary duty to act in the best interest of its clients (maximizing shareholder value over time) when exercising this authority. At U.S. Trust, we recognize that in those cases where we have voting authority, we must make voting decisions that are in the best long-term economic interest of our clients (or, in the case of ERISA accounts, in the interest of the plan’s participants and their beneficiaries).
Set forth below are U.S. Trust’s Policies and Procedures with respect to any voting or consent rights of clients (including mutual funds) for which any U.S. Trust entity has voting authority. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of U.S. Trust, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. To the extent issues are not covered by U.S. Trust’s Policies and Procedures, U.S. Trust will vote proxies in its discretion after taking into consideration the best long-term economic interest of its clients. These Policies and Procedures may be revised from time to time. Appendix A and Appendix B set forth the Proxy Committee’s current policies with respect to how U.S. Trust will vote with regard to specified matters that may arise from time to time.
Special Fiduciary Services Division
These policies and procedures do not apply to the qualified or unqualified employee benefit plan accounts for which the Special Fiduciary Services Division of United States Trust Company, N.A. (“SFS”) acts as a plan fiduciary. SFS has established its own proxy policies and procedures. The SFS client accounts commonly hold large concentrations of employer securities. Due to the special nature of these accounts, U.S. Trust and SFS may reach different voting decisions on a particular matter.
Limitations Relating to Proxy Voting
While U.S. Trust uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for U.S. Trust to vote proxies. Such

[39]	U.S. Trust includes United States Trust Company, National Association, U.S. Trust New York Asset Management Division, UST Advisers, Inc., and U.S. Trust Company of Delaware.

circumstances include when a client has loaned securities to a third party and is unable to recall the securities in sufficient time to vote the proxies by the required deadline or if an account would lose security lending income if the securities were recalled. Additionally, U.S. Trust may not be able to vote proxies in connection with certain holdings of foreign securities if U.S. Trust does not receive the proxy statement in time to vote the proxies or is unable to meet the requirements necessary to vote the proxies (e.g. share blocking, limited value, unjustifiable costs, custodial processing delays or securities on loan). In circumstances where a client held a security as of record date, but the security is sold prior to the shareholder meeting, U.S. Trust will abstain from voting that security.
Proxy Committee
The Proxy Committee of United States Trust Company, N.A. is responsible for establishing and implementing these proxy voting policies and procedures. The Proxy Committee may also consider special proxy issues that may arise from time to time, including voting proxies for which the Policies and Procedures do not provide clear and definitive guidance and/or where an exception to the established Policies and Procedures may be in the interest of U.S. Trust’s proxy voting clients. The Proxy Committee is comprised of personnel of United States Trust Company, N.A., its Director of Equity Research, a senior representative from its Equity Research Operations, Trust, International Investments, Equity Income, Risk Management, and Wealth Management. At least annually, the Proxy Committee reviews the voting guidelines set forth in Appendices A and B and the use of the third party proxy voting service. The Proxy Committee may call upon research analysts and investment professionals for their opinion on a particular issue based upon their in-depth knowledge of the issuer and the issues involved.
Voting and Use of Proxy Voting Service
U.S. Trust has engaged an independent proxy voting service, Institutional Shareholder Services, Inc. (“ISS”), a nationally recognized provider of proxy voting services, to assist in the voting of proxies. ISS is responsible for voting, on behalf of U.S. Trust, in accordance with the guidelines stipulated in Appendices A and B and for maintaining copies of voting records and proxy statements received by issuers. ISS will refer proxy questions to a member of the Equity Research Operations Group for instructions under circumstances where : (1) the application of the Proxy Policies and Procedures is unclear; (2) a particular ballot item is not covered by the Proxy Policies and Procedures; or (3) the Proxy Policies and Procedures call for input from U.S. Trust. ISS also may provide the Proxy Committee with recommendations regarding particular proxy matters.

Proxy Coordination
A member of the Equity Research Operations Group is responsible for working with the proxy voting service, soliciting feedback from the Proxy Committee as required, and for communicating to ISS the Proxy Policies and Procedures. ISS produces monthly reports of ballots cast on behalf of clients and the Security Operations Group does a random sampling of the ballots cast by the proxy voting service against these Policies and Procedures to verify adherence by ISS to these Policies and Procedures.
Conflicts of Interest
From time to time, U.S. Trust may experience material conflicts of interest with respect to proxy voting. Because these Policies and Procedures are pre-determined and designed to be in the best interests of clients, application of the Policies and Procedures to vote client proxies should, in most cases, adequately address any possible conflicts of interest. U.S. Trust will follow the procedures set forth in Appendix C in connection with voting shares issued by publicly traded companies affiliated with U.S. Trust and with voting shares of investment companies and alternative investment vehicles (i.e., hedge funds, private equity funds, and other alternative investment pools) advised by U.S. Trust or an affiliate.
Reporting and Recordkeeping
Except to the extent required by applicable law or otherwise approved by U.S. Trust, U.S. Trust will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, U.S. Trust will disclose to a client or the entity delegating the voting authority to U.S. Trust for such client, how U.S. Trust voted such client’s proxy. The proxy voting record of investment companies advised by U.S. Trust are available on the SEC’s website at http://www.sec.gov. In addition, clients for which any U.S. Trust entity has voting authority, may obtain a copy or these Policies and Procedures upon request.
Statement of Proxy Voting Guidelines
The Proxy Committee has established the following voting guidelines which provide a general indication as to how U.S. Trust will vote proxies on certain issues. However, these examples do not address all potential voting issues or the intricacies that may surround individual proxy votes, and for that reason, actual proxy votes may differ from the guidelines presented here. In compelling circumstances, the Proxy Committee may determine to “split” the U.S. Trust vote on a particular matter for different investment advisory clients for which it is exercising its authority to vote proxies. Any decision to “split” votes must be appropriate from the standpoint of the best long-term economic interests of each of its clients.

Appendix A — Routine Issues
U.S. Trust will vote the following items as recommended by management of the issuer because U.S. Trust believes the recommendations by the issuer generally are in shareholders’ best long-term economic interests, and therefore in the best long-term economic interests of U.S. Trust’s clients.
1. Ratification of auditors and compensation paid to auditors.
2. Corporate housekeeping matters — including: Proposals relating to the conduct of the annual meeting, name changes, non-substantive or corrective changes to charter or by-laws (including increasing or decreasing the number of directors), proposals as to the creation of corporate governance, nominating or other committees and proposals concerning the composition of such committees, and proposals relating to whether one individual may act as both Chairman and CEO or otherwise hold simultaneous officer and director positions.
3. Routine capitalization matters — including: Matters relating to adjusting authorized common or preferred stock, reverse splits or other business matters not related to anti-takeover measures, issuance of shares in connection with an acquisition, or increase in capital stock for a shareholder rights plan.
4. Composition of the board- including: Removal of directors for cause, establishing term limits for directors, requiring two candidates for each board seat; except that proposals relating to whether a majority of the board must be independent are not considered routine.
5. General corporate matters — including: Formation of a holding company, reincorporation into a different state or country, issuance of special reports (including reports on employment and recruiting practices in relation to gender, race or other characteristics) and reports on charitable/political contributions and activities, adoption, renewal or amendment of shareholder rights plan, establishing or amending employee savings, employee stock ownership plans or investment plans.
6. Routine procedural matters — including: the opening of the shareholder meeting, acknowledge proper convening of meeting, that the meeting has been convened under local regulatory requirements, the presence of quorum, the agenda for the meeting, the election of the chair of the meeting, the appointment of shareholders to co-sign the minutes of the meeting, regulatory filings, the designation of inspector(s) or shareholder representative(s) for the meeting, the designation of two shareholders to approve and sign minutes of the meeting, the allowance of questions, the publication of minutes, the closing of the meeting, authorize the board to ratify and execute approved resolutions, and prepare and approve the list of shareholders.
7. Remuneration report — In several non-U.S. markets, including the United Kingdom, Sweden, Australia, and the Netherlands, shareholders are given the opportunity to ratify the company’s equity based, and cash compensation policies. We generally vote for the routine approval of remuneration reports in non-U.S. markets.
8. Annual formal discharge of the board and management — In several non-U.S. markets, shareholders are asked to approve actions taken by the board and management during the year. The annual formal discharge is a tacit vote of confidence in the company’s management. We generally vote for discharge of the board and management, unless: there are serious questions about actions of the board or management for the year in question; or, legal action is being taken against the board by other shareholders. In addition, we typically vote against proposals to remove the annual discharge of board and management from the agenda.

Appendix B – Non-Routine Issues
The Proxy Committee has adopted the following guidelines with respect to the following non-routine issues.
1 – Proposals Regarding Director Elections
i.	Election of directors – We typically vote for on individual director nominees in an uncontested election of directors. We evaluate a contested election of directors on a case-by-case basis considering such factors as the long-term financial performance of the company relative to its industry, management’s track record, the qualifications of the nominees for both slates and an evaluation of what each side is offering shareholders.

ii.	Cumulative voting for the election of directors – Cumulative voting permits a shareholder to amass (cumulate) all his/her votes for directors and apportion these votes among one, or a few, or all directors on a multi-candidate slate. We believe that cumulative voting favors special interest candidates who may not represent the interests of all shareholders. We typically vote against proposals for cumulative voting and for proposals to eliminate cumulative voting.

iii.	Classified boards – We believe that electing directors is one of the most basic rights that an investor can exercise in stock ownership. We believe that a non-classified board (requiring re-election of all directors annually) increases the accountability of the board to shareholders. We typically vote against proposals seeking classification of a board and for proposals seeking declassification.

iv.	Term limits for independent directors – We believe that term limits can result in arbitrarily discarding knowledgeable, experienced directors. We believe that qualified and diligent directors should be allowed to continue to serve the interests of a company’s shareholders and that term limits do not serve shareholder’s interests. We typically vote against proposals to set term limits.

v.	Proposals concerning whether a majority of the board must be independent – We believe that it is beneficial for a majority of the board of directors of a company to be comprised of independent directors. As such, we typically vote for such proposals.

vi.	Proposals requiring a majority vote for election of directors – We will typically vote for reasonably crafted shareholder proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections).
2 – Other Director-Related Proposals
(i)	Proposals limiting liability or providing indemnification of directors – We believe that in order to attract qualified, effective and experienced persons to serve as directors, it is appropriate for a company to offer appropriate and competitive protection to directors from exposure to unreasonable personal liability potentially arising from serving as a director. We typically vote for such proposals.

(ii)	Proposals regarding director share ownership – Similarly to employee stock ownership, director stock ownership aligns the interests of directors and shareholders. Whether through outright purchase (with the director’s cash compensation) or through option grants, we believe director share ownership is in the interests of shareholders. We typically vote for such proposals.
3 – Anti-Takeover Proposals and Shareholder rights
(i)	Shareholder rights plans and poison pills – Poison pills are used as a defense against takeover offers that are not welcomed by incumbent management. Such plans typically allow shareholders (other than the shareholder making the takeover offer) to purchase stock at significantly discounted prices. Such a plan may serve to entrench management and directors and may effectively prevent any take-over, even at a substantial premium to shareholders. We typically vote against poison pill plans and against proposals to eliminate a requirement that poison pill plans be submitted to shareholders for approval.

(ii)	Defensive Use of Share Issuances – We typically vote against management requests to issue shares in the event of a takeover offer or exchange bid for the company’s shares.

(iii)	Other anti-takeover provisions – We typically vote against other anti-takeover provisions, such as blank check preferred stock, greenmail provisions, shark repellants and increases in authorized shares for anti-takeover purposes and typically vote for proposals such as fair price amendments.

(iv)	Limitations on shareholder rights – We typically vote against proposals which limit shareholders’ corporate rights, including, the right to act by written consent, the right to remove directors, to amend by-laws, to call special meetings, or nominate directors.
(v)	Proposals regarding supermajority vote requirement – We support shareholders’ ability to approve or reject matters based on a simple majority. We typically vote against proposals to institute a supermajority vote requirement.

(vi)	Proposals regarding confidential voting – Confidential voting allows shareholders to vote anonymously and we believe helps large institutional shareholders avoid undue influence that may be exerted by special interest groups. Prohibiting confidential voting may discourage some shareholders from exercising their voting rights, which we believe is not in the best interests of a company’s shareholders. We typically vote for the adoption of confidential voting proposals and against proposals to prohibit confidential voting.

(vii)	Discretionary voting of unmarked proxies – Such proposals often provide management with the discretion to vote unmarked proxies as management determines. Except for the discretion to vote unmarked proxies with respect to a proposal to adjourn a meeting and to set a new meeting date, we believe it is not proper to provide management with the discretion to vote unmarked proxies. We typically vote against such proposals.
4 – Management Compensation Proposals
(i)	Equity-based compensation plans – We will assess the potential cost of equity-based compensation plans by using the proxy voting service’s quantitative approach to evaluating such plans. The quantitative approach is designed to estimate the total cost of a proposed plan, both in terms of voting dilution cost and transfer of shareholder value. We will evaluate whether the estimated cost is reasonable by comparing the cost to an allowable cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. We typically vote for equity-based plans with costs within the allowable cap and against those with costs above the allowable cap. In addition, we generally vote against plans that provide: a) for repricing of underwater stock, b) excessive CEO compensation relative to company performance, i.e. pay-for-performance disconnect, or c) excessive three-year average burn rate. We may also vote against an equity-based plan proposal if there are significant concerns about egregious compensation practices, even if the costs of such plans are within the allowable cap.

(ii)	Shareholder proposals on compensation – disclosure/setting levels or types of compensation for executives and directors – We typically vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. We typically vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. We typically vote against shareholder proposals requiring director fees be paid in stock only.

(iii)	Performance-based awards – We typically vote for shareholder proposals advocating the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless: a) the proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options); and b) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives, where substantial portion would constitute 50 percent of the shares awarded to those executives for that fiscal year.

(iv)	Severance agreements for executives/golden parachutes – We typically vote for shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. We typically vote for proposals to ratify or cancel golden parachutes if they include the following: a) The triggering mechanism is beyond the control of management; b) The amount does not exceed three times base salary (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs); and c) change-in-control payments include the following double-triggers: (I) after a change in control has taken place, and (II) termination of the executive as a result of the change in control. A change in control is defined as a change in the company ownership structure.

(v)	Supplemental executive retirement plans (SERPs) – We typically vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

(vi)	Retirement bonuses for directors and statutory auditors – We typically vote against payment of retirement benefits to non-executive directors and statutory auditors. When one or more of the individuals to whom the grants are being proposed has not served in an executive capacity for the company for at least three years, we oppose payment, particularly as the size of these payments may be at the discretion of the board. If any one individual does not meet our criteria, we typically vote against the entire proposal.
All other shareholder proposals regarding executive and director pay will be voted on a case-by-case basis taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.
5 – Non-Routine General Corporate Matters
(i)	Proposals relating to asset sales, mergers, acquisitions, reorganizations & restructurings – These proposals are typically brought by management for underlying business reasons. We believe that management best understands the corporation’s business and is best situated to take appropriate courses of action. Thus, we typically vote for such proposals.

(ii)	Financial results/director and auditor reports – We typically vote for approval of financial statements and director and auditor reports, unless: a) there are concerns about the statements presented or audit procedures used; or b) the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

(iii)	Appointment of statutory auditors – We typically vote for the appointment or reelection of statutory auditors, unless: a) there are serious concerns about the statutory reports presented or the audit procedures used; b) questions exist concerning any of the statutory auditors being appointed; or c) the auditors have previously served the company in an executive capacity or are otherwise considered affiliated with the company.

(iv)	Allocation of income – We typically vote for approval of the allocation of income, unless: a) the dividend payout ratio has been consistently below 30 percent without adequate explanation; or b) the payout is excessive given the company’s financial position.

(v)	Stock (scrip) dividend alternative – We generally vote for most stock (scrip) dividend proposals. However, we typically vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
(vi)	Amendments to articles of incorporation or articles of association – We generally vote for proposals to amend articles of incorporation or articles of association if: a) shareholder rights are protected; b) there is negligible or positive impact on shareholder value; c) management provides adequate reasons for the amendments; and d) the company is required to do so by law (if applicable). We typically vote against proposals to amend articles if the amendment is deemed not to be in the long-term economic best interest of shareholders.

(vii)	Change in company fiscal term – We typically vote for proposals to change a company’s fiscal term unless a company’s motivation for the change is to postpone its Assembly General Meeting.

(viii)	Lower disclosure threshold for stock ownership – We typically vote against proposals to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

(ix)	Amend quorum requirements – We generally vote against proposals to lower the quorum requirement, unless we believe the proposal is consistent with market norms, the company’s reasons for the change are in line with shareholders’ interests, and the company’s ownership structure would not hamper wider shareholder participation. Companies that have a substantial shareholder or shareholder group should set their quorum requirement well above the percentage of shares owned by such shareholder or shareholder group. Quorum requirements are intended to ensure that a broad range of shareholders is represented at meetings.

(x)	Increase in borrowing powers – We generally vote for proposals to approve increases in a company’s borrowing powers after taking into account management’s stated need for the increase, the size of the increase, and the company’s current debt-to-equity ratio or gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If an increase is excessive without sufficient justification and if a company already has an exceptionally high debt-to-equity ratio compared to its industry, we typically vote against the proposal.

(xi)	Share repurchase plans – We typically vote for share repurchase plans, unless: a) clear evidence of past abuse of the authority is available; or b) the plan contains no safeguards against selective buybacks.

(xii)	Reissuance of shares repurchased – We typically vote for proposals to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

(xiii)	Capitalization of reserves for bonus issues/increase in par value – We typically vote for proposals to capitalize reserves for bonus issues of shares or to increase par value.

(xiv)	Adjust par value of common stock – We typically vote for management proposals to reduce par value of common stock.

(xv)	Issuances of shares with or without preemptive rights – General Issuances: We typically vote for proposals for the issuance of shares with preemptive rights to a maximum of 100 percent over currently issued capital. We typically vote for proposals for the issuance of shares without preemptive rights to a maximum of 20 percent of currently issued capital. We typically vote against proposals for the general issuance of shares with or without preemptive rights above and beyond the aforementioned thresholds. Specific Issuances: We typically vote on a case-by-case basis.

(xvi)	Control and profit transfer agreements – We generally vote for management proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

(xvii)	Mandatory takeover bid waivers – We generally vote against proposals to waive mandatory takeover bid requirements. The requirement that a takeover bid should be launched when a substantial amount of shares have been acquired prevents the entrenchment of the controlling shareholder and protects minority owners. However, we are in favor of a waiver of mandatory takeover bid requirements when the event prompting the takeover bid is a repurchase by the company of its own shares. When a company repurchases its own shares, the relative stake of a large shareholder increases even though the number of shares held by the large shareholder has not changed. In certain markets, notably the United Kingdom, Ireland and Australia, the mandatory bid rules require a large shareholder to make a takeover bid if its stake in the company is increased on a relative basis as a result of a share repurchase by the company. Companies in these markets may seek a waiver from the takeover bid requirement applicable to their large shareholder. Under such circumstances, we generally vote for such a waiver if the share repurchase would not push the large shareholder’s stake in the company above 50 percent.
(xviii)	Expansion of business activities – We typically vote for the expansion of business activities unless the new business takes the company into risky areas.

(xix)	Related-party transactions – We generally vote for related-party transactions, unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms to shareholders.

(xx)	Proposals for extinguishing shareholder preemptive rights – Preemptive rights permit shareholders to share proportionately in any new issues of stock of the same class. For companies having large, actively-traded equity capitalizations, individual shareholder’s proportionate ownership may easily be obtained by market purchases. We believe that greater financing flexibility and reduced expenses afforded by not having preemptive rights are more beneficial to shareholders than the ability to maintain proportionate ownership through preemptive rights. We typically vote for proposals to extinguish such rights and against proposals to create such rights.

(xxi)	Proposals requiring consideration of comparative fee information by independent auditors – The cost of an audit is determined mainly by the specific characteristics of each corporation, which may not be comparable even for companies within the same industry. Thus, the comparison of one auditor’s fees with those of another auditor for a different corporation is not meaningful. We further believe that the cost of the audit should not be the overriding factor in the selection of auditors. As such, we typically vote against such proposals.

(xxii)	Proposals mandating diversity in hiring practices or board composition – We believe that management is best able to make hiring and firing decisions and should make those decisions, consistent with the requirements of applicable law, based on the best available talent for the position in question. We believe that federal and state anti-discrimination laws should control to prevent discriminatory practices and that the vast majority of corporations make concerted efforts to comply with federal and state laws that prohibit employment discrimination. We typically vote against such proposals.

(xxiii)	Proposals prohibiting dealings with certain countries – The decision to prohibit business dealings with any country is a policy issue that we believe is best reserved to the U.S. government. If the U.S. government has not prohibited trade or business dealing with companies in a particular foreign country, then we believe it is up to management to determine whether it would be appropriate for a company to do business in that country. We typically vote against such proposals.

(xxiv)	Proposals to limit the number of other public corporation boards on which the CEO serves – We believe that service on multiple boards may enhance the CEO’s performance by broadening his or her experience and facilitating the development of a strong peer network. We feel that management and the board are best suited to determine the impact of multiple board memberships on the performance of the CEO. We typically vote against such proposals.

(xxv)	Proposals to limit consulting fees to an amount less than audit fees – We believe that access to the consulting services of professionals is a valuable resource of increasing importance in the modern world that should be at the disposal of management. We believe that restricting management’s access to such resources is not in the interests of the corporation’s shareholders. We typically vote against such proposals.

(xxvi)	Proposals to require the expensing of stock options – Current accounting standards in the U.S. require the expensing of stock options, but not all foreign countries have adopted this standard. We believe that the expensing of stock options is beneficial in reviewing the financial condition of an issuer. We typically vote for such proposals.

(xxvii)	Proposals restricting business conduct for social and political reasons – We do not believe that social and political restrictions should be placed on a company’s business operations, unless determined to be appropriate by management. While, from an investment perspective, we may consider how a company’s social and political practices may affect present and prospective valuations and returns, we believe that proposals that prohibit companies from lines of business for social or political reasons are often motivated by narrow interest groups and are not in the best interest of the broad base of shareholders of a company. We believe that management is in the best position to determine these fundamental business questions. We typically vote against such proposals.
(xxviii)	Proposals requiring companies’ divestiture from various businesses – Proposals to require companies to divest from certain businesses, like tobacco, or from businesses that do not follow certain labor practices, are often motivated by narrow special interest groups. We believe that management is best suited to determine a company’s business strategy and to consider the interests of all shareholders with respect to such matters. We typically vote against such proposals.
6 – Distressed and Defaulted Securities
(i)	Waivers and consents – We may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (a) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (b) potential for avoiding cross-defaults under other agreements; and (c) likelihood that deferral of default will give the obligor an opportunity to improve its business operations. We will generally vote such proposals on a case-by-case basis.

(ii)	Voting on Chapter 11 plans of liquidation or reorganization – We may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (a) other alternatives to the proposed plan; (b) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (c) whether the vote is likely to increase or decrease recoveries to clients. We will generally vote such proposals on a case-by-case basis.
7 – Investment Companies and Alternative Investment Vehicles
The voting rights of alternative investment vehicles (i.e., hedge funds, private equity funds, and other alternative investment pools) generally are rights of contract set forth in the limited liability company agreement, the limited partnership agreement, bylaws or memorandum and articles of association. We will vote all proxies or consents for unaffiliated investment companies and alternative investment vehicles in accordance with these Policies and Procedures. To the extent a proposal relates to one of the following matters, we will vote such proposals on a case-by-case basis: (i) approval of investment advisory and/or distribution agreements; (ii) approval of distribution plans; (iii) changes in fees or expenses; (iv) conversion of the company from closed-end to open-end form; (v) changes in the “fundamental policies” of the company; (vi) change in side pocket limitations; (vii) change in the state or form of organization of the company; and (viii) dispositions of assets, termination or liquidations of the fund.
For clients invested in an investment company or an alternative investment vehicle that is advised or sub-advised by U.S. Trust or its affiliates, the procedures set forth Appendix C will be followed.
8 — Other Shareholder proposals – Other shareholder proposals may arise from time to time that have not been previously considered by management. These proposals often have a narrow parochial focus. We typically vote with management with regard to such proposals.

Appendix C- Conflicts Procedures
Conflicts Related to Voting of Shares of Investment Companies and Alternative Investment Vehicles advised or sub-advised by U.S. Trust or an affiliate
We may have voting authority for shares held by our clients in mutual funds or hedge funds managed by U.S. Trust or its affiliates. In these circumstances, we may have a conflict of interest in voting these shares on behalf of our clients, particularly in matters relating to approval of the investment management agreement, advisory or other fees or mergers and acquisitions. In all cases, it is our policy to instruct ISS to vote these shares in accordance with its own recommendations or the recommendations of another independent third-party proxy voting firm.
Conflicts Associated with Voting of Shares Issued by Affiliated Companies
U.S. Trust is affiliated with Bank of America, which is a publicly registered company. U.S. Trust may have voting authority for shares held by its clients in Bank of America or affiliated securities (“Bank of America securities”). We may have a conflict of interest in voting these shares on behalf of our clients as a result of this affiliation. In all cases, it is our policy to instruct ISS to vote Bank of America securities in accordance with its own recommendations or the recommendations of another independent third-party proxy voting firm.
The Proxy Committee will periodically obtain representations and assurances from ISS (or any other agent selected by the Committee for purposes of these Conflicts Procedures) that the agent is not itself conflicted from making such a recommendation. If the Proxy Committee determines that ISS (or such other agent) also has a conflict, it shall secure the services of another independent third-party proxy voting firm and vote the shares in accordance with the recommendations of that firm.

Wellington Management Company, LLP
Global Proxy Policies and Procedures
Introduction
Wellington Management Company, llp (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.
Wellington Management’s Proxy Voting Guidelines (the Guidelines), which are incorporated by reference to these Global Proxy Policies and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules. Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision. The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines. In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.
Statement of Policies
As a matter of policy, Wellington Management:
1	Takes responsibility for voting client proxies only upon a client’s written request.

2	Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3	Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4	Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5	Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6	Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7	Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8	Provides all clients, upon request, with copies of these Global Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9	Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policies and Procedures and the set of Proxy Voting Guidelines selected by the client from those provided by Wellington Management; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.
Responsibility and Oversight
Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policies and Procedures and its Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm’s Legal Services Department monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Corporate Governance Group within the Corporate Operations Department. In addition, the Corporate Governance Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

Statement of Procedures.
Wellington Management has in place certain procedures for implementing its proxy voting policies.

General Proxy Voting	Authorization to Vote
Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

Receipt of Proxy
Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank. If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent. Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.
Reconciliation
To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.
Research
In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.
Proxy Voting
Following the reconciliation process, each proxy is compared against the set of Proxy Voting Guidelines selected by the client, and handled as follows:
•	Generally, issues for which explicit proxy voting guidance is provided in the Proxy Voting Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Corporate Governance Group and voted in accordance with the Proxy Voting Guidelines.

•	Issues identified as “case-by-case” in the Proxy Voting Guidelines are further reviewed by the Corporate Governance Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•	Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.
Material Conflict of Interest Identification and Resolution Processes
Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact the Corporate Governance Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.
If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene. Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.
Other Considerations. In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.
Securities Lending
Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.
Share Blocking and Re-registration
Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.
In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.
Additional Information
Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.
Wellington Management’s Global Proxy Policies and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Global Proxy Policies and Procedures, including the Proxy Voting Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.
          Dated: April 1, 2007
Introduction Upon a client’s written request, Wellington Management Company, llp (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.
          These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

     Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

Voting Guidelines	Composition and Role of the Board of Directors

•     Election of Directors:
    Case-by-Case
Wellington Management believes that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

• Classify Board of Directors: Against We will also vote in favor of shareholder proposals seeking to declassify boards.

• Adopt Director Tenure/Retirement Age (SP): Against

•     Adopt Director & Officer Indemnification:
    For
We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

• Allow Special Interest Representation to Board (SP): Against

•     Require Board Independence:
     For
Wellington Management believes that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

•     Require Key Board Committees to be Independent. For Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

• Require a Separation of Chair and CEO or Require a For Lead Director:

• Approve Directors’ Fees: For

• Approve Bonuses for Retiring Directors: Case-by-Case

• Elect Supervisory Board/Corporate Assembly: For

• Elect/Establish Board Committee: For

• Adopt Shareholder Access/Majority Vote on Election of Case-by-Case Directors (SP):

Wellington Management believes that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.

Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.
Management Compensation

• Adopt/Amend Stock Option Plans: Case-by-Case

• Adopt/Amend Employee Stock Purchase Plans: For

•    Approve/Amend Bonus Plans:
    Case-by-Case
In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

• Approve Remuneration Policy: Case-by-Case

• Exchange Underwater Options: Case-by-Case Wellington Management may support value-neutral exchanges in which senior management is ineligible to participate.

•    Eliminate or Limit Severance Agreements (Golden Case-by-Case Parachutes):
We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

•     Shareholder Approval of Future Severance Agreements
    Case-by-Case
Covering Senior Executives (SP):
We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

• Expense Future Stock Options (SP): For

• Shareholder Approval of All Stock Option Plans (SP): For

• Disclose All Executive Compensation (SP): For

Reporting of Results

• Approve Financial Statements: For

• Set Dividends and Allocate Profits: For

•     Limit Non-Audit Services Provided by Auditors (SP):
     Case-by-Case
We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

•     Ratify Selection of Auditors and Set Their Fees:
     Case-by-Case
Wellington Management will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

• Elect Statutory Auditors: Case-by-Case

• Shareholder Approval of Auditors (SP): For

Shareholder Voting Rights

• Adopt Cumulative Voting (SP): Against

We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

•    Shareholder Rights Plans
     Case-by-Case
Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

– We generally support plans that include:
–	Shareholder approval requirement

–	Sunset provision

–	Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).
Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

• Authorize Blank Check Preferred Stock: Case-by-Case We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

• Eliminate Right to Call a Special Meeting: Against

• Increase Supermajority Vote Requirement: Against We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

• Adopt Anti-Greenmail Provision: For

•     Adopt Confidential Voting (SP):
    Case-by-Case
We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

• Remove Right to Act by Written Consent: Against
Capital Structure

•     Increase Authorized Common Stock:
    Case-by-Case
We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase.

• Approve Merger or Acquisition: Case-by-Case

• Approve Technical Amendments to Charter: Case-by-Case

• Opt Out of State Takeover Statutes: For

• Authorize Share Repurchase: For

• Authorize Trade in Company Stock: For

• Approve Stock Splits: Case-by-Case We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

• Approve Recapitalization/Restructuring: Case-by-Case

• Issue Stock with or without Preemptive Rights: For

• Issue Debt Instruments: Case-by-Case

Social Issues

• Endorse the Ceres Principles (SP): Case-by-Case

•     Disclose Political and PAC Gifts (SP):
    Case-by-Case
Wellington Management generally does not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.

• Require Adoption of International Labor Organization’s Case-by-Case Fair Labor Principles (SP):

• Report on Sustainability (SP): Case-by-Case
Miscellaneous

• Approve Other Business: Against

• Approve Reincorporation: Case-by-Case

• Approve Third-Party Transactions: Case-by-Case

Dated: April 1, 2007

Wells Capital Management
Proxy Voting Policies and Procedures
I. Introduction:
As a fiduciary, Wells Capital Management (“WellsCap”) is obligated to vote proxies in the best interests of its clients. WellsCap has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with the clients’ best interest and within the framework of this Proxy Voting Policy (“Policy”). WellsCap has adopted this Policy in order to satisfy its fiduciary obligation. It is intended that this Policy also satisfies the requirements of Rule 206(4)-6 under the Investment Advisers Act of 940, as amended (the “Advisers’ Act”).
WellsCap manages assets for a variety of clients: Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles. Unless the client specifically reserves the right to vote their own proxies, WellsCap will vote proxies with a goal of maximizing shareholder value as a long-term investor and consistent with the governing laws and investment policies of each portfolio. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, Wells Capital Management supports sound corporate governance practices within companies in which they invest.
II. Voting
     Philosophy:
When WellsCap accepts delegation from its clients to vote proxies, it does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients. Not all clients delegate proxy-voting authority to WellsCap, however, and WellsCap will not vote proxies, or provide advice to clients on how to vote proxies in the absence of specific delegation of authority, a pre-existing contractual agreement, or an obligation under the applicable law. For example, securities that are held in an investment advisory account for which WellsCap exercises no investment discretion are not voted by WellsCap. Also, WellsCap may not exercise discretion over shares that the client has committed to a stock loan program, which passes voting rights to the party with possession of the shares. From time to time, WellsCap may participate with a dissident group to vote proxies. In such case, WellsCap’s appointment of an agent for limited purposes will not be deemed a delegation of authority under this Policy. WellsCap relies on a third party to provide research, administration and vote execution. Notwithstanding, WellsCap retains final authority and fiduciary responsibility for proxy voting.

Responsibilities
1. Proxy Administrator
WellsCap’s proxy voting process is administered by its Operations Department (“Proxy Administrator”), who reports to WellsCap’s Chief Operations Officer. The Proxy Administrator is responsible for administering and overseeing the proxy voting process to ensure the implementation of the Procedures. The Proxy Administrator monitors third party voting of proxies to ensure it’s being done in a timely and responsible manner. The Proxy Administrator in conjunction with the Proxy Committee reviews the continuing appropriateness of the Procedures set forth herein, recommends revisions as necessary and provides an annual update on the proxy voting process.
The Proxy Committee: The Proxy Committee is chaired by the Head of Equity Investments. The Committee members are selected from portfolio management groups and include investment risk personnel. Members of the Committee are identified as Appendix A of this Policy and are subject to change upon approval from the Committee Chair.
3. WellsCap Legal/Compliance Department provides oversight and guidance to the Committee as necessary.
4. Third Parties To assist in its proxy-voting responsibilities, WellsCap subscribes to research and other proxy-administration services. Currently, WellsCap has contracted with RiskMetrics Group (formally ISS), a provider of proxy-voting services, to provide the following services to WellsCap: Independently analyze and make recommendations for proxy proposals in accordance with the relevant voting platform as identified in Appendix B, et seq.; Receive all proxy information sent by custodians that hold securities of WellsCap’s Proxy Clients; Posts proxy information on its password-protected website, including meeting dates, agendas, and RiskMetrics’ analysis. Provides WellsCap with vote administration and execution, recordkeeping (proxy statements and votes), and reporting support services.
C. Methodology
Except in instances where clients have retained voting authority, WellsCap will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RiskMetrics. The Proxy Administrator reviews this information regularly and communicates with representatives of RiskMetrics to ensure that all agendas are considered and proxies are voted on a timely basis.
1. Voting Guidelines. WellsCap, through its agent (RiskMetrics), votes proxies on different platforms subject to the client’s expressed goals. The two key platforms are: (i) the custom WellsCap Proxy Guideline, and (ii) RiskMetrics’ Taft Hartley Advisory Services platform, which researches recommendations made by the AFL-CIO. These

Guidelines set forth how proxies will be voted on the issues specified. Depending upon the proposal and the platform, the guidelines may provide that proxies be voted “for” or “against” the proposal, or that the proposal should be considered on a case-by-case basis. The guideline may also be silent on a particular proposal, especially regarding foreign securities. RiskMetrics will vote proxies for or against as directed by the guidelines. Where the guidelines specify a “case by case” determination for a particular issue, RiskMetrics will evaluate the proxies based on thresholds established in the proxy guidelines relative to the platform. In addition, for proxies relating to issues not addressed in the guidelines, WellsCap will defer to RiskMetrics’ Proxy Guidelines as appropriate. Finally, the Proxy Administrator shall have the authority to direct RiskMetrics to forward the proxy to him or her for a discretionary vote, in consultation with the Proxy Committee or the portfolio manager covering the subject security, if the Proxy Committee or the portfolio manager determines that a case-by-case review of such matter is warranted. Where a potential conflict of interest is identified (as described herein), WellsCap may not deviate from the Procedures unless it has a documented compelling purpose to do so.
2. Voting Discretion. In all cases, the Proxy Administrator will exercise its voting discretion in accordance with the voting philosophy of the selected guideline. In cases where a proxy is forwarded by RiskMetrics to the Proxy Administrator, the Proxy Administrator may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by RiskMetrics, Portfolio Management or other independent sources; or (ii) information provided by company managements and shareholder groups. WellsCap believes that input from a portfolio manager or research analyst with knowledge of the issuer and its securities (collectively “Portfolio Manager”) is essential. Portfolio Management is, in WellsCap’s view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issues shares. In the event that the Proxy Administrator is aware of a material conflict of interest involving Wells Fargo/Wells Capital Management or any of its affiliates regarding a proxy that has been forwarded to him or her, the Proxy Administrator will, absent compelling circumstances, return the proxy to RiskMetrics to be voted in conformance with the voting guidelines of RiskMetrics.
Voting decisions made by the Proxy Administrator will be reported to RiskMetrics to ensure that the vote is registered in a timely manner.
3. Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy).
4. Conflicts of Interest. WellsCap has obtained a copy of RiskMetrics policies, procedures and practices regarding potential conflicts of interest that could arise in RiskMetrics proxy voting services to WellsCap as a result of business conducted by RiskMetrics. WellsCap believes that potential conflicts of interest by RiskMetrics are minimized by these policies, procedures and practices. In addition, Wells Fargo and/or Wells Capital Management may have a conflict of interest regarding a proxy to be voted upon if, for example, Wells Fargo and/or Wells Capital Management or its affiliates have other relationships with the issuer of the proxy. WellsCap believes that, in most instances, any material conflicts of interest will be minimized through a strict and objective application by RiskMetrics of the voting guidelines attached hereto. However, when the Proxy Administrator is aware of a material conflict of interest regarding a matter that would otherwise require a vote by WellsCap, the Proxy Administrator shall defer to RiskMetrics to vote in conformance with the voting guidelines of RiskMetrics. In addition, the Proxy Administrator will seek to avoid any undue influence as a result of any material conflict of interest that exists between the interest of a client and WellsCap or any of its affiliates. To this end, an independent fiduciary engaged by Wells Fargo will direct the Proxy Administrator on voting instructions for the Wells Fargo proxy.
III. Other Provisions
Guideline Review
The Proxy Committee meets at least semi-annually to review this Policy and consider changes to it or changes to specific proxy voting guidelines (the “Approved Guidelines” — discussed below). Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of Proxy Administration, any member of the Proxy Committee, or WellsCap’s Chief Compliance Officer. A representative of WellsCap’s Compliance Department will be present (on a best efforts basis) at all Proxy Committee meetings, but will not vote on the proxies.
Record Retention
WellsCap will maintain the following records relating to the implementation of the Procedures: A copy of these proxy voting polices and procedures; Proxy statements received for client securities (which will be satisfied by relying on RiskMetrics); Records of votes cast on behalf of clients (which RiskMetrics maintains on behalf of WellsCap); Records of each written client request for proxy voting records and WellsCap’s written response to any client request (written or oral) for such records; and Any documents prepared by WellsCap or RiskMetrics that were material to making a proxy voting decision. Such proxy voting books and records shall be maintained at an office of WellsCap in an easily accessible place for a period of five years.
Disclosure of Policies and Procedures
WellsCap will disclose to its clients a summary description of its proxy voting policy and procedures via mail. A detail copy of the policy and procedures will be provided to clients upon request by calling 1-800-736-2316.
WellsCap will also provide proxy statements and any records as to how we voted proxies on behalf of client upon request. Clients may contact us at 1-800-736-2316 or by e-mail at riskmgt@wellsfargo.com to request a record of proxies voted on their behalf.

Except as otherwise required by law, WellsCap has a general policy of not disclosing to any issuer or third party how its client proxies are voted.

Appendix A
Voting Members of WellsCap Proxy Committee
Kirk Hartman- Chief Investment Officer
Jon Baranko-Director of Equity Investments
Frank Esposito-Portfolio Manager, Fundamental Growth Equity
Jerome (Cam) Philpot- Managing Director and Senior Portfolio Manager, Montgomery Small Cap Growth Equity
John Hockers- Director of Equity Risk Management, Investment Risk Management
Jennifer Vraney-Operations Manager
Consulting members of WellsCap Proxy Committee
Mai Shiver- Director of Business Risk Management
Appendix B
Wells Capital Management Proxy Guidelines and Philosophy For 2007
INTRODUCTION
The following Guideline and philosophy applies to WellsCap’s exercise of its fiduciary duty to vote WellsCap Proxy Client consistent with the WellsCap Custom Proxy Platform. Policies and procedures for any alternative platforms that a client may select are outside the scope of this section.
PROXY POLICY STATEMENT
A. Proxy votes should be cast based upon an analysis of the impact of any proposal on the economic value of the stock during the time the stock is intended to be held by an account.
B. Because the acquisition and retention of a security reflects confidence in management’s ability to generate acceptable returns for the shareholder, certain proxy issues involving corporate governance should be voted as recommended by management. These issues are listed in the proxy guidelines incorporated in this document.
C. We encourage the Board of Directors to request powers which can be used to enhance the economic value of the stock by encouraging negotiation with a potential acquirer or by discouraging coercive and undervalued offers:

The decision as to whether or not a Board of Directors should be granted these powers will be based upon:
an evaluation of the independence of the Board, as defined by the stock exchange in which the stock is traded, in its attempt to maximize shareholder value and, upon an evaluation that the specific power being requested is reasonable in light of our objective to maximize the economic value of the stock and is not, in itself, abusive. Proxy issues that will be evaluated and voted in accordance with this standard are listed in the guidelines.
     2. We will evaluate proposals where a Board of Directors has requested a change in their powers of corporate governance that increase the powers of the Board with respect to potential acquisition transactions as follows:
     a. An evaluation will be made of the Board’s independence and performance as determined by a review of relevant factors including:
1)	Length of service of senior management

2)	Number/percentage of outside directors

3)	Consistency of performance (EPS) over the last five years

4)	Value/growth of shares relative to industry/market averages

5)	Clear evidence of management and/or strategy changes implemented by the Board which are designed to improve company performance and shareholder value
     b. If the Board is viewed to be independent and the financial performance of the Company has been good:
          1) An evaluation will be made as to the appropriateness of the power or change being requested, if properly exercised, to enhance the economic value of the stock.
          2) If the provision itself is not viewed to be unnecessary or abusive (irrespective of the manner in which it may be exercised), then the proxy will be voted in favor of such proposal.
     c. If the Board is not viewed as independent, or the performance of the Company has not been good, or if the proposal is determined to be inappropriate, unnecessary, unusual, or abusive, the proxy will be voted against such proposal.
     d. If the Proxy Committee deems it appropriate, the Company may be offered the opportunity to present the Board’s and management’s position to the Committee.

D. Our process for evaluating shareholder proposals will be as follows:
If the proposal relates to issues that do not have a material economic impact on the value of the stock, the proxy will be voted as recommended by management.
If the proposal has a potential economic impact on the value of the stock, the analysis outlined in paragraph C.2 above will be made. If the Board is viewed as independent and the financial performance of the Company has been good, then the proxy will be voted as recommended by management.
     3. Standard shareholder proposals will be voted as indicated in the following guidelines.
E. The Proxy Committee will ensure that adequate records are maintained which reflect (i) how and pursuant to which guidelines proxies are voted, and (ii) that proxies and holdings are being reconciled
This Proxy Policy Statement may be disclosed to any current or prospective customer or beneficiary. Disclosure of proxy voting in specific accounts shall be made when requested by the plan sponsor, beneficiary, grantor, owner, or any other person with a beneficial interest in the account.
WellsCap Management employs RiskMetrics as its proxy voting agent, responsible for analyzing proxies and recommending a voting position consistent with the WellsCap Proxy Guidelines. On issues where the Wells Cap Proxy Guidelines are silent, Wells Capital Management will defer to the RiskMetrics Proxy Guidelines, particularly in the case of global proxy issues. The WellsCap Proxy Committee is responsible for the final decision on the voting of all proxies for Wells Cap.
The WellsCap Proxy Committee has taken the following steps to ensure that material conflicts of interest are avoided.
The WellsCap Proxy Committee requires that all proxies relating to client accounts must be voted for the exclusive benefit of the shareholders.
RiskMetrics is WellsCap’s proxy-voting agent and is tasked with analyzing and recommending voting positions on all proxies to ensure independence and consistency in analysis, interpretation and implementation of the proxy voting process for the specified guideline.
Wells Fargo hires an independent fiduciary to direct the WellsCap Proxy Committee on voting instructions for the Wells Fargo proxy.
Proxy guidelines, which are implemented on a case-by-case basis, are evaluated consistently by RiskMetrics across proxies and on the basis of quantifiable thresholds when feasible.

Proxy voting recommendations are not shared with senior management of Wells Fargo prior to casting the proxy vote.

Uncontested Election of Directors or Trustees

WFB will generally vote for all uncontested director or trustee nominees. The Nominating Committee is in the best position to select nominees who are available and capable of working well together to oversee management of the company. WFB will not require a performance test for directors.
FOR

WFB will generally vote for binding resolutions calling for directors to be elected with an affirmative majority of votes cast provided it does not conflict with state law where the company is incorporated. Resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than seats.
FOR

WFB will withhold votes for a director if the nominee fails to attend at least 75% of the board and committee meetings without a valid excuse.	WITHHOLD

WFB will vote against routine election of directors if any of the following apply: company fails to disclose adequate information in a timely manner, serious issues with the finances, questionable transactions, conflicts of interest, record of abuses against minority shareholder interests, bundling of director elections, and/or egregious governance practices.
AGAINST

WFB will withhold votes from the entire board (except for new nominees) where the director(s) receive more than 50% withhold votes out of those cast and the issue that was the underlying cause of the high level of withhold votes has not been addressed.
WITHHOLD

WFB will withhold votes from audit committee members when a material weakness in the effectiveness of their internal controls rises to a level of serious concern, as indicated by disclosures required under Section 404 of the Sarbanes-Oxley Act.
WITHHOLD

WFB may withhold votes from compensation committee members who presided over options backdating. Factors considered will include motive, length of time of options backdating, size of restatement, corrective actions taken and adoption of grant policy prohibiting backdating.
CASE-BY-CASE

Ratification of Auditors

WFB will vote against auditors and withhold votes from audit committee members if non-audit fees are greater than audit fees, audit-related fees, and permitted tax fees, combined. WFB will follow the disclosure categories being proposed by the SEC in applying the above formula.
AGAINST/WITHHOLD

With the above exception, WFB will generally vote for proposals to ratify auditors unless:	FOR

an auditor has a financial interest in or association with the company, and is therefore not independent, or	AGAINST
there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.	AGAINST

WFB will vote proposals to ratify a company’s auditors after considering terms of agreement, impact on shareholder rights, rationale for establishing the agreement, quality of disclosure and historical practices.
CASE-BY-CASE

WFB will vote against proposals that require auditors to attend annual meetings as auditors are regularly reviewed by the board audit committee, and such attendance is unnecessary.	AGAINST

WFB will consider shareholder proposals requiring companies to prohibit their auditors from engaging in non-audit services on a case-by-case basis (or cap level of non-audit services).	CASE-BY-CASE

WFB will vote for shareholder proposals requesting a shareholder vote for audit firm ratification.	FOR

WFB will vote against shareholder proposals asking for audit firm rotation. This practice is viewed as too disruptive and too costly to implement for the benefit achieved.	AGAINST

For foreign corporations, WFB will consider on a case-by-case basis if the auditors are being changed without an explanation, or if the nonaudit-related fees are substantial or in excess of standard audit fees, as the importance of maintaining the independence of the audit function is important.
CASE-BY-CASE

Specifically for Japan, WFB will consider voting against the appointment of independent internal statutory auditors if they have served the company in any executive capacity, or can be considered affiliated in any way. Japan enacted laws in 1993, which call for the establishment of a three-member audit committee of independent auditors.
AGAINST

Specifically for Japan, WFB will classify any proposed amendment to companies’ articles of incorporation lengthening the internal auditors’ term in office to four years from three years as a negative provision. Since this is mandated by law, this amendment would not warrant an automatic vote recommendation against.

Directors and Auditor’s Reports

For foreign corporations, WFB will generally vote for proposals to approve directors’ and auditors’ reports, unless:

there are concerns about the accuracy of the accounts presented or the auditing procedures used;	FOR
the company is not responsive to shareholder questions about specific items that should be publicly disclosed.	AGAINST

The directors’ report usually includes a review of the company’s performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company. Shareholders can find reference to any irregularities or problems with the company in the auditors report.
AGAINST

Company Name Change/Purpose

WFB will vote for proposals to change the company name as management and the board is best suited to determine if such change in company name is necessary.

However, where the name change is requested in connection with a reorganization of the company, the vote will be based on the merits of the reorganization.	FOR

In addition, WFB will generally vote for proposals to amend the purpose of the company. Management is in the best position to know whether the description of what the company does is accurate, or whether it needs to be updated by deleting, adding or revising language.
CASE-BY-CASE
Employee Stock Purchase Plans/401(k) Employee Benefit Plans

WFB will vote for proposals to adopt, amend or increase authorized shares for employee stock purchase plans and 401(k) plans for employees as properly structured plans enable employees to purchase common stock at a slight discount and thus own a beneficial interest in the company, provided that the total cost of the company’s plan is not above the allowable cap for the company.
FOR

Similarly, WFB will generally vote for proposals to adopt or amend thrift and savings plans, retirement plans, pension plans and profit plans.	FOR
Approve Other Business

WFB will generally vote for proposals to approve other business. This transfer of authority allows the corporation to take certain ministerial steps that may arise at the annual or special meeting.	FOR

However, WFB retains the discretion to vote against such proposals if adequate information is not provided in the proxy statement, or the measures are significant and no further approval from shareholders is sought.
FOR
Independent Board Chairman

WFB will vote against proposals requiring that the positions of chairman and CEO be held separately.	AGAINST

WFB would prefer to see the chairman and chief executive positions be held by different individuals. However, separation of the two positions may not be in shareholders’ best interests if the company has a limited roster of executive officers, or a recently organized company may need to combine these positions temporarily. It should also be noted that we support independence and would support a lead independent director. However, separating the chairman and CEO in most companies would be too disruptive to the company.
AGAINST

Specifically in the U.K., WFB will vote against a director nominee who is both chairman and CEO if there is no adequate justification provided by the company.	AGAINST

Independent Board of Directors/Board Committees

WFB will vote for proposals requiring that two-thirds of the board be independent directors, unless the board is effectively in compliance with the request based on the definition of independence established by the SEC. An independent board faces fewer conflicts and is best prepared to protect stockholders’ interests.
FOR

WFB will withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

WFB will withhold votes from compensation committee members where there is a pay-for-performance disconnect (for Russell 3000 companies).	WITHHOLD

WFB will vote for proposals requesting that the board audit, compensation and/or nominating committees be composed of independent directors, only. Committees should be composed entirely of independent directors in order to avoid conflicts of interest.
WITHHOLD

WFB will withhold votes from any insiders or affiliated outsiders on audit, compensation or nominating committees. WFB will withhold votes from any insiders or affiliated outsiders on the board if any of these key committees has not been established. Also withhold votes where the board attests that the ‘independent directors serve the function of a nominating committee.
FOR

Specifically in Canada, WFB will insert strong language in our analyses to	WITHHOLD

highlight our disapproval of the ‘single-slate’ approach and call on companies to unbundle the director nominees up for election/reelection.

Specifically in France, Management may propose a different board structure. The French Commercial Code gives companies three options in respect to their board structure. WFB will examine these proposals on a case-by-case basis.

Specifically in Japan, in cases where a company has committed some fraudulent or criminal act, WFB will vote against the representative director(s) and individuals personally implicated in the wrongdoing.
CASE-BY-CASE

In addition, WFB will vote against proposals asking the board to address the issue of board diversity.	AGAINST

WFB will vote against proposals from shareholders requesting an independent compensation consultant.	AGAINST

Minimum Stock Requirements by Directors

WFB will vote against proposals requiring directors to own a minimum number of shares of company stock in order to qualify as a director, or to remain on the board. Minimum stock ownership requirements can impose an across-the-board requirement that could prevent qualified individuals from serving as directors.
AGAINST

Indemnification and Liability Provisions for Directors and Officers

WFB will vote for proposals to allow indemnification of directors and officers, when the actions taken were on behalf of the company and no criminal violations occurred. WFB will also vote in favor of proposals to purchase liability insurance covering liability in connection with those actions. Not allowing companies to indemnify directors and officers to the degree possible under the law would limit the ability of the company to attract qualified individuals.
AGAINST

Alternatively, WFB will vote against indemnity proposals that are overly broad. For example, WFB will oppose proposals to indemnify directors for acts going beyond mere carelessness, such as gross negligence, acts taken in bad faith, acts not otherwise allowed by state law or more serious violations of fiduciary obligations.
FOR

For foreign corporations, WFB will vote against providing indemnity insurance to auditors as payment of such fees by the company on behalf of the auditor calls into question the objectivity of the auditor in carrying out the audit.
AGAINST AGAINST

Board or Management Acts

For foreign corporations, WFB will vote for the discharge of the board and management unless:

there are serious questions about actions of the board or management for the year in question;
legal action is being taken against the board by shareholders.	FOR

Discharge is a tacit vote of confidence in the company’s corporate management and policies and does not necessarily eliminate the possibility of future shareholder action, although it does make such action more difficult to pursue.
AGAINST
Nominee Statement in the Proxy	AGAINST

WFB will vote against proposals that require board nominees to have a statement of candidacy in the proxy, since the proxy statement already provides adequate information pertaining to the election of directors.

Limitation on Number of Boards a Director May Sit On

WFB will withhold votes from non-CEO directors who sit on more than six boards. WFB does not have a restriction on the number of boards a CEO sits on.

Director Tenure/Retirement Age	AGAINST

WFB will vote against proposals to limit the tenure or retirement age of directors as such limitations based on an arbitrary number could prevent qualified individuals from serving as directors. However, WFB is in favor of inserting cautionary language when the average director tenure on the board exceeds 15 years for the entire board.
WITHHOLD
Board Powers/Procedures/Qualifications

WFB will consider on a case-by-case basis proposals to amend the corporation’s By-laws so that the Board of Directors shall have the power, without the assent or vote of the shareholders, to make, alter, amend, or rescind the By-laws, fix the amount to be reserved as working capital, and fix the number of directors and what number shall constitute a quorum of the Board. In determining these issues, WFB will rely on the proxy voting Guidelines.
AGAINST
Loans to Officers

WFB will consider on a case-by-case basis proposals to authorize the corporation to make loans or to guarantee the obligations of officers of the corporation or any of its affiliates.

Adjourn Meeting to Solicit Additional Votes
CASE-BY-CASE

WFB will examine proposals to adjourn the meeting to solicit additional votes on a case-by-case basis. As additional solicitation may be costly and could result in coercive pressure on shareholders, WFB will consider the nature of the proposal and its vote recommendations for the scheduled meeting.

WFB will vote for this item when:	CASE-BY-CASE

WFB is supportive of the underlying merger proposal; the company provides a sufficient, compelling reason to support the adjournment proposal; and the authority is limited to adjournment proposals requesting the authority to adjourn solely to solicit proxies to approve a transaction the WFB supports.
CASE-BY-CASE

Contested Election of Directors or Trustees
Reimbursement of Solicitation Expenses

WFB will consider contested elections on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management’s track record; background of the proxy contest; qualifications of director or trustee nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.
FOR

In addition, decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis as proxy contests are governed by a mix of federal regulation, state law, and corporate charter and bylaw provisions.

Board Structure: Staggered vs. Annual Elections

WFB will consider the issue of classified boards on a case-by-case basis. In some cases, the division of the board into classes, elected for staggered terms, can entrench the incumbent management and make them less responsive to shareholder concerns. On the other hand, in some cases, staggered elections may provide for the continuity of experienced directors on the Board.
CASE-BY-CASE

For foreign corporations, WFB will vote for the elimination of protected board seats, as all directors should be accountable to shareholders.	CASE-BY-CASE
Removal of Directors

WFB will consider on a case-by-case basis proposals to eliminate shareholders’ rights to remove directors with or without cause or only with approval of two-thirds or more of the shares entitled to vote.

However, a requirement that a 75% or greater vote be obtained for removal of directors is abusive and will warrant a vote against the proposal.	CASE-BY-CASE
Board Vacancies

WFB will vote against proposals that allow the board to fill vacancies without shareholder approval as these authorizations run contrary to basic shareholders’ rights.	FOR

Alternatively, WFB will vote for proposals that permit shareholders to elect directors to fill board vacancies.	CASE-BY-CASE
Cumulative Voting

WFB will vote on proposals to permit or eliminate cumulative voting on a case-by-case basis based upon the existence of a counter balancing governance structure and company performance, in accordance with its proxy voting guideline philosophy. However, if the board is elected annually we will not support cumulative voting.
AGAINST
Shareholders’ Right To Call A Special Meeting
Shareholder Ability to Act by Written Consent	AGAINST

Proposals providing that stockholder action may be taken only at an annual or special meeting of stockholder and not by written consent, or increasing the shareholder vote necessary to call a special meeting, will be voted on a case by case basis in accordance with the proxy voting guidelines.
FOR

Board Size

WFB will vote for proposals that seek to fix the size of the board, as the ability for management to increase or decrease the size of the board in the face of a proxy contest may be used as a takeover defense.
CASE-BY-CASE

However, if the company has cumulative voting, downsizing the board may decrease a minority shareholder’s chances of electing a director.

By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the board size as a means to oust independent directors or those who cause friction within an otherwise homogenous board.
CASE-BY-CASE

Shareholder Rights Plan (Poison Pills)	FOR

WFB will generally vote for proposals that request a company to submit its poison pill for shareholder ratification.	AGAINST

WFB will withhold votes from all directors (except for new nominees) if the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and does not have a requirement or does not commit to put the pill to shareholder vote within 12 months. In addition, WFB will withhold votes on all directors at any company that responds to the majority of the shareholders voting by putting the poison pill to a shareholder vote with a recommendation other than to eliminate the pill.

Alternatively, WFB will analyze proposals to redeem a company’s poison pill, or requesting the ratification of a poison pill on a case-by-case basis.	FOR

Specifically for Canadian companies, WFB will consider on a case-by-case basis poison pill plans that contain a permitted bid feature as they require shareholder ratification of the pill and a sunset provisions whereby the pill expires unless it is renewed, and they specify that an all cash bid for all shares (or more recently majority of shares) that includes a fairness opinion and evidence of financing does not trigger the bill but forces a special meeting at which the offer is put to a shareholder vote. Also, WFB will also consider the balance of powers granted between the board and shareholders by the poison pill provisions.
WITHHOLD

Poison pills are one of the most potent anti-takeover measures and are generally adopted by boards without shareholder approval. These plans harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board.
CASE-BY-CASE

Fair Price Provisions

WFB will consider fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed mechanism, the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
CASE-BY-CASE

WFB will vote against fair price provisions with shareholder vote requirements of 75% or more of disinterested shares.
Greenmail

WFB will generally vote in favor of proposals limiting the corporation’s authority to purchase shares of common stock (or other outstanding securities) from a holder of a stated interest (5% or more) at a premium unless the same offer is made to all shareholders. These are known as “anti-greenmail” provisions. Greenmail discriminates against rank-and-file shareholders and may have an adverse effect on corporate image.
CASE-BY-CASE

If the proposal is bundled with other charter or bylaw amendments, WFB will analyze such proposals on a case-by-case basis. In addition, WFB will analyze restructurings that involve the payment of pale greenmail on a case-by-case basis.
AGAINST
Voting Rights

WFB will vote for proposals that seek to maintain or convert to a one-share, one-vote capital structure as such a principle ensures that management is accountable to all the company’s owners.	FOR

Alternatively, WFB will vote against any proposals to cap the number of votes a shareholder is entitled to. Any measure that places a ceiling on voting may entrench management and lessen its interest in maximizing shareholder value.

Dual Class/Multiple-Voting Stock

WFB will vote against proposals that authorize, amend or increase dual class or multiple-voting stock which may be used in exchanges or recapitalizations. Dual class or multiple-voting stock carry unequal voting rights, which differ from those of the broadly traded class of common stock.
CASE-BY-CASE

Alternatively, WFB will vote for the elimination of dual class or multiple-voting stock, which carry different rights than the common stock.	FOR

For foreign corporations, WFB will vote for proposals that create preference shares, provided the loss of voting rights is adequately compensated with a higher dividend and the total amount of preference share capital is not greater than 50% of the total outstanding. Preference shares are a common and legitimate form of corporate financing and can enhance shareholder value.
AGAINST
Supermajority Vote Provisions	AGAINST

WFB will generally consider on a case-by-case basis proposals to increase the shareholder vote necessary to approve mergers, acquisitions, sales of assets etc. and to amend the corporation’s charter or by-laws. The factors considered are those specified in the proxy guidelines.
FOR

However, a supermajority requirement of 75% or more is abusive and WFB will vote against proposals that provide for them.

Supermajority vote provisions require voting approval in excess of a simple majority of the outstanding shares for a proposal. Companies may include supermajority lock-in provisions, which occur when changes are made to a corporation’s governing documents, and once approved, a supermajority vote is required to amend or repeal the changes.
FOR
Confidential Voting

WFB will vote for proposals to adopt confidential voting.	CASE-BY-CASE
Vote Tabulations

WFB will vote against proposals asking corporations to refrain from counting abstentions and broker non-votes in their vote tabulations and to eliminate the company’s discretion to vote unmarked proxy ballots. Vote counting procedures are determined by a number of different standards, including state law, the federal proxy rules, internal corporate policies, and mandates of the various stock exchanges.
AGAINST

Specifically in Japan, WFB will vote against management proposals amending their articles to relax their quorum requirement for special resolutions (including mergers, article amendments, and option plans) from one-half to one-third of issued capital (although such resolutions would still require two-thirds majority of votes cast).
FOR
Equal Access to the Proxy

WFB will evaluate Shareholder proposals requiring companies to give shareholders access to the proxy ballot for the purpose of nominating board members, on a case-by-case basis taking into account the ownership threshold proposed in the resolution and the proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.
AGAINST
Disclosure of Information

WFB will vote against shareholder proposals requesting fuller disclosure of company policies, plans, or business practices. Such proposals rarely enhance shareholder return and in many cases would require disclosure of confidential business information.
AGAINST
Annual Meetings

WFB will vote for proposals to amend procedures or change date or location of the annual meeting. Decisions as to procedures, dates or locations of meetings are best placed with management.	CASE-BY-CASE

Alternatively, WFB will vote against proposals from shareholders calling for a change in the location or date of annual meetings as no date or location proposed will be acceptable to all shareholders.

WFB will generally vote in favor of proposals to reduce the quorum necessary for shareholders’ meetings, subject to a minimum of a simple majority of the company’s outstanding voting shares.
Shareholder Advisory Committees/Independent Inspectors	AGAINST

WFB will vote against proposals seeking to establish shareholder advisory committees or independent inspectors. The existence of such bodies dilutes the responsibility of the board for managing the affairs of the corporation.

Technical Amendments to the Charter of Bylaws	FOR

WFB will generally vote in favor of charter and bylaw amendments proposed solely to conform with modern business practices, for simplification, or to comply with what management’s counsel interprets as applicable law. However, amendments that have a material effect on shareholder’s rights will be considered on a case-by-case basis.
AGAINST
Bundled Proposals	FOR

WFB will vote for bundled or “conditional” proxy proposals on a case-by-case basis, as WFB will examine the benefits and costs of the packaged items, and determine if the effect of the conditioned items are in the best interests of shareholders.
AGAINST
Common Stock Authorizations/Reverse Stock Splits/Forward Stock Splits

WFB will follow the ISS capital structure model in evaluating requested increases in authorized common stock. In addition, even if capital requests of less than or equal to 300% of outstanding shares fail the calculated allowable cap, WFB will evaluate the request on a case-by-case basis, potentially voting for the proposal based on the company’s performance and whether the company’s ongoing use of shares has shown prudence. Further, the company should identify what the stock increases are to be used for, i.e. a proposed stock split, issuance of shares for acquisitions, or for general business purposes.
FOR CASE-BY-CASE

Also to be considered is whether the purpose of the proposed increase is to strengthen takeover defenses, in which case WFB will vote against the proposal. Such increases give management too much power and are beyond what a company would normally need during the course of a year. They may also allow management to freely place the shares with an allied institution or set the terms and prices of the new shares.
CASE-BY-CASE

For reverse stock splits, WFB will generally vote for proposals to implement the split provided the number of authorized common shares is reduced to a level that does not represent an unreasonably large increase in authorized but unissued shares. The failure to reduce authorized shares proportionally to any reverse split has potential adverse anti-takeover consequences. However, such circumstances may be warranted if delisting of the company’s stock is imminent and would result in greater harm to shareholders than the excessive share authorization.
CASE-BY-CASE

WFB will evaluate “Going Dark” transactions, which allow listed companies to de-list and terminate the registration of their common stock on a case-by-case basis, determining whether the transaction enhances shareholder value.
AGAINST

WFB will generally vote in favor of forward stock splits.

Dividends

WFB will vote for proposals to allocate income and set dividends.	FOR

WFB will also vote for proposals that authorize a dividend reinvestment program as it allows investors to receive additional stock in lieu of a cash dividend.

However, if a proposal for a special bonus dividend is made that specifically rewards a certain class of shareholders over another, WFB will vote against the proposal.	CASE-BY-CASE

WFB will also vote against proposals from shareholders requesting management to redistribute profits or restructure investments. Management is best placed to determine how to allocate corporate earnings or set dividends.
FOR

In addition, WFB will vote for proposals to set director fees.	FOR

Reduce the Par Value of the Common Stock

WFB will vote for proposals to reduce the par value of common stock.	FOR
Preferred Stock Authorization

WFB will generally vote for proposals to create preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, or where the stock may be used to consummate beneficial acquisitions, combinations or financings.
AGAINST

Alternatively, WFB will vote against proposals to authorize or issue preferred stock if the board has asked for the unlimited right to set the terms and conditions for the stock and may issue it for anti-takeover purposes without shareholder approval (blank check preferred stock).
AGAINST FOR

In addition, WFB will vote against proposals to issue preferred stock if the shares to be used have voting rights greater than those available to other shareholders.

WFB will vote for proposals to require shareholder approval of blank check preferred stock issues for other than general corporate purposes (white squire placements).	FOR

Finally, WFB will consider on a case-by-case basis proposals to modify the rights of preferred shareholders and to increase or decrease the dividend rate of preferred stock.	FOR

Reclassification of Shares

WFB will consider proposals to reclassify a specified class or series of shares on a case-by-case basis.	AGAINST
Preemptive Rights	AGAINST

WFB will generally vote for proposals to eliminate preemptive rights. Preemptive rights are unnecessary to protect shareholder interests due to the size of most modern companies, the number of investors and the liquidity of trading.
FOR

In addition, specifically for foreign corporations, WFB will vote for issuance requests with preemptive rights to a maximum of 100% over current issued capital. In addition, WFB will vote for issuance requests without preemptive rights to a maximum of 20% of currently issued capital. These requests are for the creation of pools of capital with a specific purpose and cover the full range of corporate financing needs.
CASE-BY-CASE
Share Repurchase Plans

WFB will vote for share repurchase plans, unless: there is clear evidence of past abuse of the authority; or the plan contains no safeguards against selective buy-backs.	CASE-BY-CASE

Corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.
Executive and Director Compensation Plans	FOR

WFB will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value. Such proposals may seek shareholder approval to adopt a new plan, or to increase shares reserved for an existing plan.
FOR

WFB will review the potential cost and dilutive effect of the plan. After determining how much the plan will cost, ISS (Institutional Shareholder Services) evaluates whether the cost is reasonable by comparing the cost to an allowable cap. The allowable cap is industry-specific, market cap-base, and pegged to the average amount paid by companies performing in the top quartile of their peer groups. If the proposed cost is below the allowable cap, WFB will vote for the plan. ISS will also apply a pay for performance overlay in assessing equity-based compensation plans for Russell 3000 companies.
FOR AGAINST AGAINST

If the proposed cost is above the allowable cap, WFB will vote against the plan.

Among the plan features that may result in a vote against the plan are:
plan administrators are given the authority to reprice or replace underwater options; repricing guidelines will conform to changes in the NYSE and NASDAQ listing rules.	CASE-BY-CASE

WFB will vote against equity plans that have high average three-year burn rate. (The burn rate is calculated as the total number of stock awards and stock options granted any given year divided by the number of common shares outstanding.) WFB will define a high average three-year burn rate as the following: The company’s most recent three-year burn rate exceeds one standard deviation of its four-digit GICS peer group segmented by Russell 3000 index and non-Russell 3000 index; and the company’s most recent three-year burn rate exceeds 2% of common shares outstanding. For companies that grant both full value awards and stock options to their employees, WFB shall apply a premium on full value awards for the past three fiscal years.
FOR AGAINST

Even if the equity plan fails the above burn rate, WFB will vote for the plan if the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation. If the company fails to fulfill its burn rate commitment, WFB will consider withholding from the members of the compensation committee.
AGAINST

WFB will calculate a higher award value for awards that have Dividend Equivalent Rights (DER’s) associated with them.	AGAINST

WFB will generally vote for shareholder proposals requiring performance-based stock options unless the proposal is overly restrictive or the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

WFB will vote for shareholder proposals asking the company to expense stock options, as a result of the FASB final rule on expensing stock options.

WFB will generally vote for shareholder proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation.	FOR

WFB will withhold votes from compensation committee members if they fail to submit one-time transferable stock options (TSO’s) to shareholders for approval.	CASE-BY-CASE

WFB will generally vote for TSO awards within a new equity plan if the total cost of the equity plan is less than the company’s allowable cap.	CASE-BY-CASE

WFB will generally vote against shareholder proposals to ban future stock option grants to executives. This may be supportable in extreme cases where a company is a serial repricer, has a huge overhang, or has a highly dilutive, broad-based (non-approved) plans and is not acting to correct the situation.
FOR

WFB will evaluate shareholder proposals asking companies to adopt holding periods for their executives on a case-by-case basis taking into consideration the company’s current holding period or officer share ownership requirements, as well as actual officer stock ownership in the company.
FOR

For certain OBRA-related proposals, WFB will vote for plan provisions that (a) place a cap on annual grants or amend administrative features, and (b) add performance criteria to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.
WITHHOLD

In addition, director compensation plans may also include stock plans that provide directors with the option of taking all or a portion of their cash compensation in the form of stock. WFB will consider these plans based on their voting power dilution.
FOR
AGAINST
WFB will generally vote for retirement plans for directors.

Specifically in Japan, WFB will vote against option plans/grants to directors or employees of “related companies,” even though they meet our criteria for dilution and exercise price, without adequate disclosure and justification.
CASE-BY-CASE

Specifically in the U.K., WFB will vote against directors who have service contracts of three years, which exceed best practice and any change-in-control provisions. Management may propose director nominees who have service contracts that exceed the Combined Code’s recommendation of one-year. (The exceptions to the code would be in cases of new recruits with longer notice or contract periods, which should, however, be reduced after the initial period.)
CASE-BY-CASE

WFB will evaluate compensation proposals (Tax Havens) requesting share option schemes or amending an existing share option scheme on a case-by-case basis.	CASE-BY-CASE

Stock options align management interests with those of shareholders by motivating executives to maintain stock price appreciation. Stock options, however, may harm shareholders by diluting each owner’s interest. In addition, exercising options can shift the balance of voting power by increasing executive ownership.
FOR AGAINST
Bonus Plans

WFB will vote for proposals to adopt annual or long-term cash or cash-and-stock bonus plans on a case-by-case basis. These plans enable companies qualify for a tax deduction under the provisions of Section 162(m) of the IRC. Payouts under these plans may either be in cash or stock and are usually tied to the attainment of certain financial or other performance goals. WFB will consider whether the plan is comparable to plans adopted by companies of similar size in the company’s industry and whether it is justified by the company’s performance.
AGAINST CASE-BY-CASE

For foreign companies, proposals to authorize bonuses to directors and statutory auditors who are retiring from the board will be considered on a case-by-case basis.
Deferred Compensation Plans

WFB will generally vote for proposals to adopt or amend deferred compensation plans as they allow the compensation committee to tailor the plan to the needs of the executives or board of directors, unless the proposal is embedded in an executive or director compensation plan that is contrary to guidelines

Disclosure on Executive or Director Compensation Cap or Restrict Executive or Director Compensation	FOR

WFB will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits.

WFB will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
CASE-BY-CASE

WFB will generally vote against proposals that (a) seek additional disclosure of information on executive or director’s pay, or (b) seek to limit executive and director pay.
Golden and Tin Parachutes

WFB will vote for proposals that seek shareholder ratification of golden or tin parachutes as shareholders should have the opportunity to approve or disapprove of these severance agreements.	FOR

Alternatively, WFB will examine on a case-by-case basis proposals that seek to ratify or cancel golden or tin parachutes. Effective parachutes may encourage management to consider takeover bids more fully and may also enhance employee morale and productivity. Among the arrangements that will be considered on their merits are:
FOR FOR

arrangements guaranteeing key employees continuation of base salary for more than three years or lump sum payment of more than three times base salary plus retirement benefits;
guarantees of benefits if a key employee voluntarily terminates;
guarantees of benefits to employees lower than very senior management; and indemnification of liability for excise taxes.
AGAINST

By contrast, WFB will vote against proposals that would guarantee benefits in a management-led buyout.
Reincorporation

WFB will evaluate a change in a company’s state of incorporation on a case-by-case basis. WFB will analyze the valid reasons for the proposed move, including restructuring efforts, merger agreements, and tax or incorporation fee savings. WFB will also analyze proposed changes to the company charter and differences between the states’ corporate governance laws.
FOR

CASE-BY-CASE
States have adopted various statutes intended to encourage companies to incorporate in the state. These may include state takeover statutes, control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, and disgorgement provisions. WFB will examine reincorporations on a case-by-case in light of these statutes and in light of the corporate governance features the company has adopted to determine whether the reincorporation is in shareholders’ best interests.

In addition, WFB will also examine poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions in the context of a state’s corporate governance laws on a case-by-case basis.

AGAINST
WFB will evaluate shareholder proposals requiring offshore companies to reincorporate into the United States on a case-by-case basis.

Reincorporation proposals may have considerable implications for shareholders, affecting the company’s takeover defenses and possibly its corporate structure and rules of governance.	CASE-BY-CASE
Stakeholder Laws

WFB will vote against resolutions that would allow the Board to consider stakeholder interests (local communities, employees, suppliers, creditors, etc.) when faced with a takeover offer.
CASE-BY-CASE
Similarly, WFB will vote for proposals to opt out of stakeholder laws, which permit directors, when taking action, to weight the interests of constituencies other than shareholders in the process of corporate decision-making. Such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.

Mergers/Acquisitions and Corporate Restructurings	CASE-BY-CASE

WFB will consider proposals on mergers and acquisitions on a case-by-case basis. WFB will determine if the transaction is in the best economic interests of the shareholders. WFB will take into account the following factors:
CASE-BY-CASE

anticipated financial and operating benefits;
offer price (cost versus premium);
prospects for the combined companies;
how the deal was negotiated;
changes in corporate governance and their impact on shareholder rights.

In addition, WFB will also consider whether current shareholders would control a minority of the combined company’s outstanding voting power, and whether a reputable financial advisor was retained in order to ensure the protection of shareholders’ interests.
AGAINST

On all other business transactions, i.e. corporate restructuring, spin-offs, asset sales, liquidations, and restructurings, WFB will analyze such proposals on a case-by-case basis and utilize the majority of the above factors in determining what is in the best interests of shareholders. Specifically, for liquidations, the cost versus premium factor may not be applicable, but WFB may also review the compensation plan for executives managing the liquidation,
FOR

Appraisal Rights

WFB will vote for proposals to restore, or provide shareholders with rights of appraisal.
Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions (such as mergers) the right to demand a judicial review in order to determine the fair value of their shares.
CASE-BY-CASE

Mutual Fund Proxies

WFB will usually vote mutual fund proxies as recommended by management. Proposals may include, and are not limited to, the following issues:

• eliminating the need for annual meetings of mutual fund shareholders;	CASE-BY-CASE
• entering into or extending investment advisory agreements and management contracts;
• permitting securities lending and participation in repurchase agreements;
• changing fees and expenses; and
• changing investment policies.

An investment advisory agreement is an agreement between a mutual fund and its financial advisor under which the financial advisor provides investment advice to the fund in return for a fee based on the fund’s net asset size. Most agreements require that the particular fund pay the advisor a fee constituting a small percentage of the fund’s average net daily assets. In exchange for this consideration, the investment advisor manages the fund’s account, furnishes investment advice, and provides office space and facilities to the fund. A new investment advisory agreement may be necessitated by the merger of the advisor or the advisor’s corporate parent.
CASE-BY-CASE FOR

Fundamental investment restrictions are limitations within a fund’s articles of incorporation that limit the investment practices of the particular fund. As fundamental, such restrictions may only be amended or eliminated with shareholder approval. Non-fundamental investment restrictions may be altered by action of the board of trustees.

Distribution agreements are agreements authorized by guidelines established under the Investment Company Act of 1940 and, in particular, Rule 12b-1 thereunder, between a fund and its distributor, which provide that the distributor is paid a monthly fee to promote the sale of the fund’s shares.
FOR

Reorganizations of funds may include the issuance of shares for an acquisition of a fund, or the merger of one fund into another for purposes of consolidation.

The mutual fund industry is one of the most highly regulated industries, as it is subject to: individual state law under which the company is formed; the federal Securities Act of 1933; the federal Securities Exchange Act of 1934; and the federal Investment Company Act of 1940.

Social and Environmental Proposals

Social and environmental proposals, whether made by shareholders or management, rarely translate with any certainty to share value. WFB will generally vote against social and environmental proposals as they may limit business activities or result in significant costs that impair the competitiveness of the company.

Social and environmental issues that may arise include:

• Energy and Environment
• Repressive Regimes and Foreign Labor Practices (South Africa, Northern Ireland, China)
• Military Business
• Maquiladora Standards & International Operations Policies
• World Debt Crisis
• Equal Employment Opportunity & Discrimination
• Animal Rights
• Product Integrity and Marketing
• Human Resources Issues
• Political and Charitable Contributions
• Reference to Sexual Orientation
• Pollution or Climate Change
• Genetically Engineered Ingredients/Seeds
• Board Diversity
• Arctic National Wildlife Refuge	AGAINST
• Greenhouse Gas Emissions
• Renewable Energy Sources
• Kyoto Compliance
• Land Use
• Nuclear Safety
• Concentrated Animal Feeding Operations
• Enhanced Environmental Reporting On Operations In Protected Areas
• Toxic Chemicals
• Drug Importation
• Political Contributions
• Animal Testing
• Drug Pricing

Western Asset Management Company
PROXY VOTING

Procedure:	Proxy Voting
Departments Impacted:	Investment Management, Compliance, Investment Support, Client Services
References:	WA Compliance Manual –Section R — Proxy Voting WAML Compliance Manual – Section 4.11 — Proxy Voting Investment Advisers Act Rule 206(4)-6 and Rule 204-2 ERISA DOL Bulletin 94-2 C.F.R. 2509.94-2
Effective:	August 1, 2003
Background
Western Asset Management Company (“WA”) and Western Asset Management Company Limited (“WAML”) (together “Western Asset”) have adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.
In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (except that WA and WAML may so consult and agree with each other) regarding the voting of any securities owned by its clients.
Policy
Western Asset’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western Asset’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Western Asset deems appropriate).

Western Asset Management Company
Procedures
Responsibility and Oversight
The Western Asset Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.
Client Authority
Prior to August 1, 2003, all existing client investment management agreements (“IMAs”) will be reviewed to determine whether Western Asset has authority to vote client proxies. At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.
Proxy Gathering
Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Prior to August 1, 2003, Proxy Recipients of existing clients will be reminded of the appropriate routing to Corporate Actions for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.
Proxy Voting
Once proxy materials are received by Corporate Actions, they are forwarded to the Compliance Department for coordination and the following actions:
Proxies are reviewed to determine accounts impacted.

Impacted accounts are checked to confirm Western Asset voting authority.
Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)
If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.
Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Compliance Department.
Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.
Timing
Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.
Recordkeeping
Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:
A copy of Western Asset’s policies and procedures.
Copies of proxy statements received regarding client securities.
A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.
A proxy log including:
Issuer name;
Exchange ticker symbol of the issuer’s shares to be voted;
Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;
A brief identification of the matter voted on;
Whether the matter was proposed by the issuer or by a shareholder of the issuer;
Whether a vote was cast on the matter;
A record of how the vote was cast; and
Whether the vote was cast for or against the recommendation of the issuer’s management team.
Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.
Disclosure
Part II of both the WA Form ADV and the WAML Form ADV contain a description of Western Asset’s proxy policies. Prior to August 1, 2003, Western Asset will deliver Part II of its revised Form ADV to all existing clients, along with a letter identifying the new disclosure. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.
Conflicts of Interest
All proxies are reviewed by the Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:
Whether Western Asset (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;
Whether Western Asset or an officer or director of Western Asset or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and
Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines
Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.
Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.
Board Approved Proposals
The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:
     1. Matters relating to the Board of Directors
Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:
Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.
Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.
Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.
Votes are cast on a case-by-case basis in contested elections of directors.

Matters relating to Executive Compensation
Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:
Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.
Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.
Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.
Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.
Matters relating to Capitalization
The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.
Western Asset votes for proposals relating to the authorization of additional common stock.
Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).
Western Asset votes for proposals authorizing share repurchase programs.
Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions
Western Asset votes these issues on a case-by-case basis on board-approved transactions.
Matters relating to Anti-Takeover Measures
Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:
Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.
Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

Other Business Matters
Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.
Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.
Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.
Shareholder Proposals
SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:
Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.
Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.
Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.
Voting Shares of Investment Companies
Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.
Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.
Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

Voting Shares of Foreign Issuers
In the event Western Asset is required to vote on securities held in foreign issuers – i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.
Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.
Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.
Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.
Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

PART C: OTHER INFORMATION
ITEM 23. EXHIBITS

(a)(1)	Agreement and Declaration of Trust dated June 28, 2005. — previously filed as exhibit (a) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.

(a)(2)	Amended and Restated Agreement and Declaration of Trust dated August 12, 2005. — previously filed as exhibit (a)(2) to pre-effective amendment no. 1 filed on September 30, 2005, accession number 0000950135-05-005616.

(a)(3)	Amendment dated September 29, 2006, to the Amended and Restated Declaration of Trust dated August 12, 2005. — previously filed as exhibit (a)(3) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(b)	By-laws of the Registrant dated June 28, 2005. — previously filed as exhibit (a) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.

(c)	See Exhibits (a) and (b).

(d)	Advisory Agreement and Subadvisory Agreements.

(d)(1)	Advisory Agreement dated October 17, 2005. — previously filed as exhibit (d)(1) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(2)	Amendment dated April 28, 2006 to Advisory Agreement dated October 17, 2005 relating to the U.S. Government Securities Fund, Strategic Bond Fund, High Yield Fund, International Opportunities Fund, All Cap Growth Fund, Capital Appreciation Fund, Emerging Small Company Fund, International Small Company Fund, Mid Cap Value Equity Fund, Absolute Return Fund, Real Estate Equity Fund, Global Real Estate Fund and the High Income Fund. — previously filed as exhibit (d)(4) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(3)	Amendment dated June 30, 2006 to Advisory Agreement dated October 17, 2005 relating to the Core Bond Fund, Dynamic Growth Fund, Large Cap Fund, Large Cap Value Fund, Mid Cap Core Fund, Special Value Fund, Utilities Fund, Value & Restructuring Fund and Vista Fund. — previously filed as exhibit (d)(5) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(4)	Amendment dated April 30, 2007 to Advisory Agreement dated October 17, 2005 relating to the Income Fund, Mutual Shares Fund, Mid Cap Intersection Fund, Emerging Markets Value Fund and International Small Company Fund. — previously filed as exhibit (d)(4) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(5)	Amendment dated June 29, 2007 to Advisory Agreement dated October 17, 2005 relating to the Real Return Bond Fund. — previously filed as exhibit (d)(5) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(6)	Amendment dated July 1, 2007 to Advisory Agreement dated October 17, 2005 relating to the All Cap Growth Fund. — previously filed as exhibit (d)(6) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(7)	Form of Amendment to Advisory Agreement dated October 17, 2005 relating to the Floating Rate Income Fund and Core Allocation Plus Fund. — previously filed as exhibit (d)(7) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(8)	Form of Amendment to Advisory Agreement dated October 17, 2005 relating to the Retirement Income Portfolio and Retirement Rising Income Portfolio. – previously filed as exhibit (d)(8) to post-effective amendment no. 15 filed on October 12, 2007, accession number 0000950135-07-006124.

(d)(9)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(2) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(10)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to All Cap Growth Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(7) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(11)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Mid Cap Core Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(8) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(12)	Amendment dated July 1, 2007 to Subadvisory Agreement dated October 17, 2005 relating to All Cap Growth Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(11) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(13)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc. — previously filed as exhibit (d)(3) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(14)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Vista Fund and Small Company Fund between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc. — previously filed as exhibit (d)(10) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(15)	Subadvisory Agreement dated September 30, 2006 between John Hancock Investment Management Services, LLC and BlackRock Investment Management, LLC. — previously filed as exhibit (d)(11) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(16)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Davis Selected Advisors, L.P. — previously filed as exhibit (d)(4) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(17)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Declaration Management & Research LLC. — previously filed as exhibit (d)(5) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(18)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(6) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(19)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Global Real Estate Fund between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(16) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(20)	Research, Advisory and Investment Management Agreement dated April 28, 2006 between RREEF America L.L.C. and Deutsche Asset Management International GmbH. — previously filed as exhibit (d)(20) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(21)	Research and Advisory Agreement dated April 28, 2006 between RREEF America L.L.C and Deutsche Asset Management (Hong Kong) Limited. — previously filed as exhibit (d)(21) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(22)	Research, Advisory and Investment Management Agreement dated April 28, 2006 between RREEF America L.L.C and RREEF Global Advisors Limited. — previously filed as exhibit (d)(22) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(23)	Research, Advisory and Investment Management Agreement dated April 28, 2006 between Deutsche Asset Management, Inc. and RREEF America L.L.C. — previously filed as exhibit (d)(23) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(24)	Research and Advisory Agreement dated April 28, 2006 between RREEF America L.L.C and Deutsche Investments Australia Limited. — previously filed as exhibit (d)(24) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(25)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Dynamic Growth Fund between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(17) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(26)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors Inc., Inc. — previously filed as exhibit (d)(25) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(27)	Amendment dated April 30, 2007 to Subadvisory Agreement dated April 28, 2006 related to Emerging Markets Value Fund and International Small Company Fund between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors Inc., Inc. — previously filed as exhibit (d)(27) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(28)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Franklin Advisers, Inc. — previously filed as exhibit (d)(8) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(29)	Subadvisory Agreement dated April 30, 2007 relating to Income Fund between John Hancock Investment Management Services, LLC and Franklin Advisers, LLC. — previously filed as exhibit (d)(29) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(30)	Form of Subadvisory Agreement relating to Mutual Shares Fund between John Hancock Investment Management Services, LLC and Franklin Mutual Advisers, LLC. — previously filed as exhibit (d)(26) to post-effective amendment no. 12 filed on February 14, 2007, accession number 0000950135-07-000887.

(d)(31)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Fund Asset Management Services, LLC. — previously filed as exhibit (d)(27) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(32)	Amendment dated June 1, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Large Cap Value Fund between John Hancock Investment Management Services, LLC and Fund Asset Management Services, Inc. — previously filed as exhibit (d)(28) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(33)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth & Income Fund). — previously filed as exhibit (d)(9) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(34)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth Fund). — previously filed as exhibit (d)(10) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(35)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth Opportunities Fund). — previously filed as exhibit (d)(11) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(36)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (International Stock Fund). — previously filed as exhibit (d)(12) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(37)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Intrinsic Value Fund). — previously filed as exhibit (d)(13) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(38)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Managed Fund). — previously filed as exhibit (d)(14) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(39)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (U.S. Multi-Sector Fund). — previously filed as exhibit (d)(15) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(40)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Value Opportunities Fund). — previously filed as exhibit (d)(16) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(41)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (International Growth Fund). — previously filed as exhibit (d)(37) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(42)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Independence Investment LLC. — previously filed as exhibit (d)(17) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(43)	Subadvisory Agreement dated May 31, 2006 between John Hancock Investment Management Services, LLC and CCM Holdings IV, LLC. — previously filed as exhibit (d)(39) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(44)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Jennison Associates LLC. — previously filed as exhibit (d)(18) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(45)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Capital Appreciation Fund between John Hancock Investment Management Services, LLC and Jennison Associates LLC. — previously filed as exhibit (d)(41) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(46)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and John Hancock Advisers, LLC. — previously filed as exhibit (d)(19) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(47)	Transfer Agreement on behalf of Active Bond and Strategic Income Funds transferring John Hancock Advisers, LLC’s (“JHA”) rights and obligations under the Subadvisory Agreement between John Hancock Investment Management Services, LLC and JHA to Sovereign Asset Management LLC. — previously filed as exhibit (d)(40) to post-effective amendment no. 3 filed on January 31, 2006, accession number 0001010521-06-000054.

(d)(48)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Legg Mason Capital Management, Inc. — previously filed as exhibit (d)(20) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(49)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Lord, Abbett & Co. — previously filed as exhibit (d)(21) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(50)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Marsico Capital Management, LLC. — previously filed as exhibit (d)(22) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(51)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to International Opportunities Fund between John Hancock Investment Management Services, LLC and Marsico Capital Management, LLC. — previously filed as exhibit (d)(46) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(52)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Massachusetts Financial Services Company. — previously filed as exhibit (d)(23) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(53)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Strategic Value Fund and Utilities Fund between John Hancock Investment Management Services, LLC and Massachusetts Financial Services Company. — previously filed as exhibit (d)(48) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(54)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Mercury Advisors (Fund Asset Management, L.P.). — previously filed as exhibit (d)(24) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(55)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited. — previously filed as exhibit (d)(25) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(56)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Absolute Return Fund between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited. — previously filed as exhibit (d)(51) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(57)	Form of Amendment to Subadvisory Agreement dated October 17, 2005 relating to Retirement Income Portfolio and Retirement Rising Income Portfolio between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited. – previously filed as exhibit (d)(57) to post-effective amendment no. 15 filed on October 12, 2007, accession number 0000950135-07-006124.

(d)(58)	Amended and Restated Subadvisory Consulting Agreement dated October 17, 2005 relating to Lifestyle Portfolios between John Hancock Investment Management Services, LLC, MFC Global Investment Management (U.S.A.) Limited, and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(18) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(59)	Form of Amendment to Amended and Restated Subadvisory Consulting Agreement dated October 17, 2005 relating to Retirement Income Portfolio and Retirement Rising Income Portfolio between John Hancock Investment Management Services, LLC, MFC Global Investment Management (U.S.A.) Limited and Deutsche Asset Management, Inc. – previously filed as exhibit (d)(59) to post-effective amendment no. 15 filed on October 12, 2007, accession number 0000950135-07-006124.

(d)(60)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Morgan Stanley Investment Management. — previously filed as exhibit (d)(26) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(61)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Munder Capital Management. — previously filed as exhibit (d)(27) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(62)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Pacific Investment Management Company. — previously filed as exhibit (d)(28) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(63)	Amendment dated June 29, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Real Return Bond Fund between John Hancock Investment Management Services, LLC and Pacific Investment Management Company LLC. — previously filed as exhibit (d)(59) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(64)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Pzena Investment Management, LLC. — previously filed as exhibit (d)(29) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(65)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and RCM Capital Management LLC. — previously filed as exhibit (d)(57) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(66)	Amendment dated October 6, 2006 to Subadvisory Agreement dated April 28, 2006 relating to Science and Technology Fund between John Hancock Investment Management Services, LLC and RCM Capital Management LLC. — previously filed as exhibit (d)(58) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(67)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and RiverSource Investments, LLC. — previously filed as exhibit (d)(59) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(68)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Salomon Brothers Asset Management Inc. — previously filed as exhibit (d)(60) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(69)	Subadvisory Agreement dated December 1, 2005 between John Hancock Investment Management Services, LLC and Salomon Brothers Asset Management Inc. — previously filed as exhibit (d)(30) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(70)	Amendment dated June 30, 2006 to Subadvisory Agreement dated December 1, 2005 relating to Special Value Fund between John Hancock Investment Management Services, LLC and Salomon Brothers Asset Management Inc. — previously filed as exhibit (d)(62) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(71)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and Sovereign Asset Management LLC. — previously filed as exhibit (d)(63) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(72)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and SSgA Funds Management, Inc. — previously filed as exhibit (d)(31) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(73)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Sustainable Growth Advisers, L.P. — previously filed as exhibit (d)(32) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(74)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(33) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(75)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Real Estate Equity Fund between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(68) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(76)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Templeton Global Advisors Limited. — previously filed as exhibit (d)(34) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(77)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Templeton Investment Counsel, Inc. — previously filed as exhibit (d)(35) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(78)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and UBS Global Asset Management. — previously filed as exhibit (d)(36) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(79)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Global Allocation Fund and Large Cap Fund between John Hancock Investment Management Services, LLC and UBS Global Asset Management — previously filed as exhibit (d)(72) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(80)	Subadvisory Agreement dated October 17, 2006 between John Hancock Investment Management Services, LLC and United States Trust Company, N.A., Asset Management Division and U.S. Trust New York Asset Management Division. — previously filed as exhibit (d)(37) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(81)	Amendment dated October 1, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Value and Restructuring Fund between John Hancock Investment Management Services, LLC and United States Trust Company, N.A., Asset Management Division and U.S. Trust New York Asset Management Division. — previously filed as exhibit (d)(74) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(82)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP. — previously filed as exhibit (d)(38) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(83)	Amendment dated April 30, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Mid Cap Intersection Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP. — previously filed as exhibit (d)(80) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(84)	Amendment dated June 29, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Special Value Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP. — previously filed as exhibit (d)(81) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(85)	Form of Amendment to Subadvisory Agreement dated October 17, 2005 relating to Core Allocation Plus Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP. — previously filed as exhibit (d)(82) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(86)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Wells Capital Management, Inc. — previously filed as exhibit (d)(39) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(87)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Core Bond Fund and U.S. High Yield Fund between John Hancock Investment Management Services, LLC and Wells Capital Management, Inc. — previously filed as exhibit (d)(77) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(88)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and Western Asset Management Company. — previously filed as exhibit (d)(78) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(89)	Sub — Subadvisory Agreement dated April 28, 2006 between Western Asset Management Company and Western Asset Management Company Limited. — previously filed as exhibit (d)(79) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(90)	Form of Amendment to Subadvisory Agreement dated April 28, 2006 relating to Floating Rate Income Fund between John Hancock Investment Management Services, LLC and Western Asset Management Company. — previously filed as exhibit (d)(87) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(e)	Distribution Agreement dated October 17, 2005 between Registrant and John Hancock Funds, LLC. — previously filed as exhibit (e) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(f)	Not Applicable.

(g)	Custodian Agreement. — previously filed as exhibit (g) to pre-effective amendment no. 2 filed on October 13, 2005, accession number 0000950135-05-005745.

(h)	Other Material Contracts.

(h)(1)	Master Transfer Agency and Service Agreement. — previously filed as exhibit (h)(1) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(h)(2)	Expense Limitation Agreement. — previously filed as exhibit (h)(2) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(h)(3)	Class R Service Plan dated June 30, 2006. — FILED HEREWITH.

(h)(4)	Class R1 Service Plan dated June 30, 2006. — FILED HEREWITH.

(h)(5)	Class R2 Service Plan dated June 30, 2006. — FILED HEREWITH.

(h)(6)	Class R3 Service Plan. — previously filed as exhibit (h)(6) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

(h)(7)	Class R4 Service Plan. — previously filed as exhibit (h)(7) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

(h)(8)	Class R5 Service Plan. — previously filed as exhibit (h)(8) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

(i)	Legal Opinion dated October 12, 2007. – previously filed as exhibit (i) to post-effective amendment no. 15 filed on October 12, 2007, accession number 0000950135-07-006124.

(j)	Consent of Independent Registered Public Accounting Firm dated December 20, 2007. — FILED HEREWITH

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Plan of Distribution pursuant to Rule 12b-1.

(m)(1)	Plan of Distribution pursuant to Rule 12b-1 relating to Class 1 Shares. — previously filed as exhibit (m)(1) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(2)	Plan of Distribution pursuant to Rule 12b-1 relating to Class 3 Shares. — previously filed as exhibit (m)(2) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(3)	Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares. — previously filed as exhibit (m)(3) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(4)	Plan of Distribution pursuant to Rule 12b-1 relating to Class B Shares. — previously filed as exhibit (m)(4) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(5)	Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares. — previously filed as exhibit (m)(5) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(6)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R Shares dated June 30, 2006. — FILED HEREWITH.

(m)(7)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R1 Shares dated June 30, 2006. — FILED HEREWITH.

(m)(8)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R2 Shares dated June 30, 2006. — FILED HEREWITH.

(m)(9)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R3 Shares. — previously filed as exhibit (m)(7) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(10)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R4 Shares. — previously filed as exhibit (m)(8) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(11)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R5 Shares. — previously filed as exhibit (m)(11) to post-effective amendment no. 7 filed on June 30, 2006, accession number 0001010521-06-000549.

(n)	Amended Multiple Class Plan pursuant to Rule 18f-3. — previously filed as exhibit (n) to post-effective amendment no. 7 filed on June 30, 2006, accession number 0001010521-06-000549.

(o)	Not Applicable.

(p)	Codes of Ethics of the Registrant and its Investment Adviser and Subadvisers.

(p)(1)	Codes of Ethics for John Hancock Funds II and John Hancock Investment Management Services LLC dated January 1, 2008. — FILED HEREWITH.

(p)(2)	Code of Ethics for A I M Capital Management, Inc. — previously filed as exhibit (p)(3) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(3)	Code of Ethics for American Century Investments. — previously filed as exhibit (p)(4) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(4)	Code of Ethics for BlackRock Investment Management LLC. — previously filed as exhibit (p)(5) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(5)	Code of Ethics for ClearBridge Advisors, LLC. — previously filed as exhibit (p)(6) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(6)	Code of Ethics for Davis Selected Advisors, L.P. — previously filed as exhibit (p)(7) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(7)	Code of Ethics for Declaration Management & Research LLC. — previously filed as exhibit (p)(8) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(8)	Code of Ethics for Deutsche Asset Management, Inc. (U.S.). — previously filed as exhibit (p)(9) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(9)	Code of Ethics for Dimensional Fund Advisors, Inc. — previously filed as exhibit (p)(10) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(10)	Code of Ethics for Franklin Templeton. — previously filed as exhibit (p)(11) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(11)	Code of Ethics for Fund Asset Management, L.P.(Mercury Advisors)(Merrill Lynch Investment Managers). — previously filed as exhibit (p)(12) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(12)	Code of Ethics for Grantham, Mayo, Van Otterloo & Co. LLC. — previously filed as exhibit (p)(13) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(13)	Code of Ethics for Independence Investment LLC. — previously filed as exhibit (p)(14) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(14)	Code of Ethics for Jennison Associates LLC. — previously filed as exhibit (p)(15) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(15)	Code of Ethics for John Hancock Advisers. — previously filed as exhibit (p)(16) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(16)	Code of Ethics for Legg Mason Funds Management, Inc. — previously filed as exhibit (p)(17) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(17)	Code of Ethics for Lord, Abbett & Co. — previously filed as exhibit (p)(18) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(18)	Code of Ethics for MFC Global Investment Management (U.S.A.) Limited. — previously filed as exhibit (p)(19) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(19)	Code of Ethics for Marsico Capital Management, LLC. — previously filed as exhibit (p)(20) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(20)	Code of Ethics for Massachusetts Financial Services Company. — previously filed as exhibit (p)(21) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(21)	Code of Ethics for Morgan Stanley Investment Management. — previously filed as exhibit (p)(22) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(22)	Code of Ethics for Munder Capital Management. — previously filed as exhibit (p)(23) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(23)	Code of Ethics for Pacific Investment Management Company. — previously filed as exhibit (p)(24) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(24)	Code of Ethics for Pzena Investment Management, LLC. — previously filed as exhibit (p)(25) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(25)	Code of Ethics for RCM Capital Management. — previously filed as exhibit (p)(26) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(26)	Code of Ethics for RiverSource Investments (Ameriprise): Retail Access. — previously filed as exhibit (p)(27) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(27)	Code of Ethics for Salomon Brothers (Citigroup) Asset Management Inc. — previously filed as exhibit (p)(28) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(28)	Code of Ethics for SSgA Funds Management, Inc. — previously filed as exhibit (p)(29) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(29)	Code of Ethics for Sovereign Asset Management. — previously filed as exhibit (p)(30) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(30)	Code of Ethics for Sustainable Growth Advisers, L.P. — previously filed as exhibit (p)(31) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(31)	Code of Ethics for T. Rowe Price Associates, Inc. — previously filed as exhibit (p)(32) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(32)	Code of Ethics for UBS Global Asset Management. — previously filed as exhibit (p)(33) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(33)	Code of Ethics for United States Trust Company. — previously filed as exhibit (p)(34) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(34)	Code of Ethics for Wellington Management Company, LLP. — previously filed as exhibit (p)(35) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(35)	Code of Ethics for Wells Capital Management, Inc. — previously filed as exhibit (p)(36) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(36)	Code of Ethics for Western Asset Management. — previously filed as exhibit (p)(37) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(q)	Power of Attorney date December 14, 2007. — FILED HEREWITH.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
Two of the Registrant’s shareholders are:
(i) John Hancock Life Insurance Company of New York (“John Hancock New York”),
(ii) John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”).
John Hancock New York and John Hancock USA hold shares of the Registrant attributable to group annuity contracts in their respective separate accounts that are not registered under the Investment Company Act of 1940. The Lifestyle Portfolios are also shareholders of certain of the non-Lifestyle funds of the Registrant. John Hancock New York and John Hancock USA are indirect wholly-owned subsidiaries of Manulife Financial Corporation (see list of corporate affiliates below).

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 21st day of December, 2007.

JOHN HANCOCK FUNDS II
By:	/s/ Keith F. Harstein
Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Keith F. Hartstein Keith F. Hartstein	President and Chief Executive Officer	December 21, 2007

/s/ Gordon M. Shone Gordon M. Shone	Treasurer (Principal Financial Officer and Principal Accounting Officer)	December 21, 2007

/s/ Charles L. Bardelis *	Trustee	December 21, 2007
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	December 21, 2007
James R. Boyle

/s/ Peter S. Burgess *	Trustee	December 21, 2007
Peter S. Burgess

/s/ Elizabeth G. Cook *	Trustee	December 21, 2007
Elizabeth G. Cook

/s/ Hassell H. McClellan *	Trustee	December 21, 2007
Hassell H. McClellan

/s/ James M. Oates *	Trustee	December 21, 2007
James M. Oates

*	By Power of Attorney
JOHN HANCOCK FUNDS II

By:	/s/ George M. Boyd George M. Boyd
Attorney-In-Fact Pursuant to Power of Attorney Filed Herewith

MANULIFE FINANCIAL CORPORATION -
THE MANUFACTURERS LIFE INSURANCE COMPANY
CORPORATE ORGANIZATION LIST
As Of December 31, 2006

		Jurisdiction of
Affiliate	% of Equity	Incorporation
Manulife Financial Corporation	100	Canada
John Hancock Holdings (Delaware) LLC	100	Delaware
John Hancock Financial Services, Inc.	100	Delaware
Manulife Management Services Ltd.	100	Barbados
The Manufacturers Life Insurance Company	100	Canada
Manulife Bank of Canada	100	Canada
Manulife Financial Services Inc.	100	Canada
Manulife Securities International Ltd.	100	Canada
Manulife Canada Ltd.	100	Canada
First North American Insurance Company	100	Canada
Equinox Financial Group, Inc.	100	Canada
Cantay Holdings Inc.	100	Ontario
Regional Power Inc.	83.5	Canada
Manulife Data Services Inc.	100	Barbados
Manulife Capital Inc.	100	Canada
Manulife Enterprises (Alberta) Limited	100	Alberta
Manulife Enterprises (Bermuda) Limited	100	Bermuda
Manulife Finance Holdings Limited	100	Canada
Manulife Finance (Delaware), L.P.[1]	100	Delaware
Manulife Finance (Alberta) ULC	100	Alberta
Manulife Finance (Delaware) LLC	100	Delaware
1293319 Ontario Inc.	100	Ontario
FNA Financial Inc.	100	Canada
Elliot & Page Limited	100	Ontario
NAL Resources Limited	100	Alberta
NAL Resources Management Limited	100	Canada
880 Belgrave Way Holdings Ltd.	100	British Columbia
6212344 Canada Limited	100	Canada
2015500 Ontario Inc.	100	Ontario
2015401 Ontario Inc.	100	Ontario
2024385 Ontario Inc.	100	Ontario
MFC Global Investment Management (U.S.A.) Limited	100	Canada
Cavalier Cable, Inc.[2]	100	Delaware
MFC Global Fund Management (Europe) Limited	100	England
MFC Global Investment Management (Europe) Limited	100	England
Manulife Holdings (Alberta) Limited	100	Alberta
Manulife Holdings (Delaware) LLC	100	Delaware
The Manufacturers Investment Corporation	100	Michigan
Manulife Reinsurance Limited	100	Bermuda
Manulife Reinsurance (Bermuda) Limited	100	Bermuda
John Hancock Life Insurance Company (U.S.A.)	100	Michigan
John Hancock Advisers LLC[3]	100	Delaware

[1]	The Manufacturers Life Insurance Company is the limited partner (99%) and Manulife Finance Holdings Limited is the general partner (1%).

[2]	The Manufacturers Life Insurance Company (78%) – John Hancock Life Insurance Company (U.S.A.) (22%).

[3]	Wholly owned subsidiary of The Berkeley Financial Group LLC [Shown on the John Hancock Subsidiaries LLC chart].

		Jurisdiction of
Affiliate	% of Equity	Incorporation
John Hancock Investment Management Services, LLC[4]	100	Delaware
Manulife Service Corporation	100	Colorado
John Hancock Life Insurance Company of New York	100	New York
Ironside Venture Partners I LLC	100	Delaware
Ironside Venture Partners II LLC	100	Delaware
Ennal, Inc.	100	Delaware
John Hancock Distributors LLC	100	Delaware

[4]	John Hancock Life Insurance Company (U.S.A.)(57%) – John Hancock Life Insurance Company of New York (38%) — John Hancock Advisers LLC (5%).

		Jurisdiction of
Affiliate	% of Equity	Incorporation
6306471 Canada Inc.	100	Canada
CDF (Thailand) Limited	90.2	Thailand
6306489 Canada Inc.	100	Canada
OQC (Thailand) Limited.[5]	99.5	Thailand
Manulife Insurance (Thailand) Public Company Limited[6]	97.72	Thailand
Manulife Asset Management (Thailand) Company Ltd.	99.9999	Thailand
Manulife (Singapore) Pte. Ltd.	100	Singapore
Manulife (Vietnam) Limited	100	Vietnam
Manulife Vietnam Fund Management Company Limited	100	Vietnam
FCM Holdings Inc.	100	Philippines
The Pramerica Life Insurance Company, Inc.	100	Philippines
The Manufacturers Life Insurance Co. (Phils.), Inc.	100	Philippines
FCM Investments, Inc.	100	Philippines
Manulife Financial Plans, Inc.	100	Philippines
PT Asuransi Jiwa Manulife Indonesia	95	Indonesia
PT Buanadaya Sarana Informatika[7]	100	Indonesia
PT Asuransi Jiwa Arta Mandiri Prima	99.75	Indonesia
PT Indras Insan Jaya Utama[8]	100	Indonesia
PT Asuransi Jiwa John Hancock Indonesia[9]	100	Indonesia
PT Manulife Aset Manajemen Indonesia	95.3	Indonesia
Manulife Technology & Services Sdn Bhd	100	Malaysia
Manulife Europe Ruckversicherungs-Aktiengesellschaft	100	Germany
Manulife Holdings (Bermuda) Limited	100	Bermuda
Manufacturers Life Reinsurance Limited	100	Barbados
Manufacturers P&C Limited	100	Barbados
Manulife International Holdings Limited	100	Bermuda
Manulife Provident Funds Trust Company Limited	100	Hong Kong
Manulife Asset Management (Asia) Limited	100	Barbados
Manulife Asset Management (Hong Kong) Limited	100	Hong Kong
Manulife (International) Limited	100	Bermuda
Manulife-Sinochem Life Insurance Co. Ltd.	51	China
Manulife European Holdings (Bermuda) Limited	100	Bermuda
Manulife European Investments (Luxembourg) S.a.r.l.	100	Luxembourg
Manulife Hungary Holdings Limited[10]	100	Hungary
Manulife Alberta Limited	100	Alberta
MLI Resources Inc.	100	Alberta
Manulife Life Insurance Company[11]	99.91	Japan
MFC Global Investment Management (Japan) Limited	100	Japan
Y.K. Manulife Properties Japan	100	Japan
Manulife Century Investments (Bermuda) Limited	100	Bermuda
Manulife Century Investments (Luxembourg) S.A.	100	Luxembourg
Manulife Century Investments (Netherlands) B.V.	100	Netherlands
Manulife Century Holdings (Netherlands) B.V.	100	Netherlands

[5]	CDF (Thailand) Limited (50.7%) – 6306489 Canada Inc. (48.8%).

[6]	OQC (Thailand) Limited (72.75%) – The Manufacturers Life Insurance Company (24.97%).

[7]	PT Asuransi Jiwa Manulife Indonesia (99.99%) – PT Indras Insan Jaya Utama (0.01%).

[8]	PT Asuransi Jiwa Manulife Indonesia (99.98%) – PT Buanadaya Sarana Informatika (0.02%).

[9]	John Hancock Life Insurance Company (96.24%) [Shown on the John Hancock Holdings (Delaware) LLC chart] – PT Indras Insan Jaya Utama (3.76%).

[10]	Manulife European Investments (Luxembourg) S.a.r.l. (99%) – MLI Resources Inc. (1%).

[11]	MLI Resources Inc. (35.02%) – Manulife Century Investments (Netherlands) B.V. (32.49%) – Manulife Century Holdings (Netherlands) B.V. (32.4%).

MANULIFE FINANCIAL CORPORATION -
JOHN HANCOCK HOLDINGS (DELAWARE) LLC
CORPORATE ORGANIZATION LIST
As Of December 31, 2006

		Jurisdiction of
Affiliate	% of Equity	Incorporation
Manulife Financial Corporation	100	Canada
The Manufacturers Life Insurance Company	100	Canada
Manulife Management Services Ltd.	100	Barbados
John Hancock Holdings (Delaware) LLC	100	Delaware
John Hancock Financial Services, Inc.	100	Delaware
John Hancock International Services, S.A.[12]	100	Belgium
John Hancock International Holdings, Inc.	100	Massachusetts
Manulife Insurance (Malaysia) Berhad	45.76	Malaysia
Britama Credit Sdn Bhd	100	Malaysia
Britama Properties Sdn Bhd	100	Malaysia
The E-Software House Sdn Bhd	100	Malaysia
British American Investments Pte Ltd.	100	Singapore
John Hancock International, Inc.	100	Massachusetts
John Hancock Tianan Life Insurance Company	50	China
John Hancock Canadian Holdings Limited	100	Nova Scotia
Old Maritime Corporation Limited	100	Nova Scotia
John Hancock Canadian Capital Limited[13]	100	Nova Scotia
John Hancock Canadian LLC	100	Delaware
John Hancock Canadian Corporation	100	Nova Scotia
Long Term Care Partners LLC	50	Delaware
John Hancock Insurance Company of Vermont	100	Vermont
John Hancock Reassurance Company, Ltd.	100	Bermuda
John Hancock Life Insurance Company	100	Massachusetts
John Hancock Subsidiaries LLC[14]	100	Delaware
PT Asuransi Jiwa John Hancock Indonesia[15]	100	Indonesia
PT Indras Insan Jaya Utama[16]	100	Indonesia
Independence Declaration Holdings LLC	100	Delaware
Declaration Management & Research LLC	100	Delaware
John Hancock Variable Life Insurance Company	100	Massachusetts
Manulife Insurance Company	100	Delaware
Brazilian Power Development, LLC[17]	100	Delaware
LR Company, LLC[18]	100	Delaware
PTPC Investor LLC	88.2	Delaware
Frigate, LLC	85	Delaware
AIMV, LLC	100	Delaware
Baystate Investments, LLC	100	Delaware

[12]	John Hancock Holdings (Delaware) LLC (99.998%) – John Hancock Financial Services, Inc. (0.002%).

[13]	John Hancock Canadian Corporation (99.93%) – John Hancock Financial Services, Inc. ((0.07%) as of November 30, 2006.

[14]	See Page 2 for subsidiaries listing for John Hancock Subsidiaries LLC.

[15]	John Hancock Life Insurance Company (96.24%) – PT Indras Insan Jaya Utama (3.76%).

[16]	PT Asuransi Jiwa Manulife Indonesia (99.98%) – PT Buanadaya Sarana Informatika (0.02%) [Shown on The Manufactures Life Insurance Company chart].

[17]	John Hancock Life Insurance Company (92.98%) – John Hancock Variable Life Insurance Company (7.02%).

[18]	John Hancock Life Insurance Company (96.6%) – Manulife Insurance Company (3.4%).

MANULIFE FINANCIAL CORPORATION -
JOHN HANCOCK SUBSIDIARIES LLC
CORPORATE ORGANIZATION LIST
As Of December 31, 2006

		Jurisdiction of
Affiliate	% of Equity	Incorporation
Manulife Financial Corporation	100	Canada
The Manufacturers Life Insurance Company	100	Canada
Manulife Management Services Ltd.	100	Barbados
John Hancock Holdings (Delaware) LLC	100	Delaware
John Hancock Financial Services, Inc.	100	Delaware
John Hancock Life Insurance Company	100	Massachusetts
John Hancock Subsidiaries LLC	100	Delaware
John Hancock Leasing Corporation	100	Delaware
JHFS One Corp.	100	Massachusetts
LVI, LLC[19]	100	Delaware
John Hancock Property and Casualty Holding Company	100	Delaware
John Hancock Management Company	100	Delaware
Signature Management Co., Ltd.	100	Bermuda
John Hancock Assignment Company	100	Delaware
Hancock Natural Resource Group, Inc.	100	Delaware
John Hancock Timber Resource Corporation	100	Delaware
Hancock Forest Management, Inc.	100	Delaware
Hancock Natural Resource Group Australia Pty. Limited	100	Australia
Hancock Forest Management (NZ) Limited	100	New Zealand
PT Timber, Inc.	100	Delaware
Viking Timber Management New Zealand Limited	100	New Zealand
Viking Timber Gerenclamento De Florestas Do Brasil Ltda.	99.8	Brazil
International Forest Investments Ltd.	70	Cayman Islands
John Hancock Realty Advisors, Inc.	100	Delaware
John Hancock Realty Management Inc.	100	Delaware
John Hancock Real Estate Finance, Inc.	100	Delaware
John Hancock Energy Resources Management Inc.	100	Delaware
EIF Equity Holdings LLC	50	Delaware
CBPF Equity Holdings LLC	100	Delaware
REEF Equity Holdings LLC	100	Delaware
CEEP Equity Holdings LLC	100	Delaware
Hancock Venture Partners, Inc.	100	Delaware
HVP – Russia, Inc.	100	Delaware
HVP Special Purpose Sub I, Inc.	100	Delaware
HVP Special Purpose Sub II, Inc.	100	Delaware
Hancock Capital Management, LLC	100	Delaware
Hancock Mezzanine Investments, LLC	100	Delaware
Hancock Mezzanine Investments II, LLC	100	Delaware
Hancock Mezzanine Investments III, LLC	100	Delaware
Essex Corporation	100	New York
Essex Brokerage Services, Inc.	100	Ohio
Fusion Clearing, Inc.	100	New York

[19]	John Hancock Life Insurance Company (80%) – John Hancock Leasing Corporation (20%).

		Jurisdiction of
Affiliate	% of Equity	Incorporation
Essex Holding Company, Inc.	100	New York
Essex Corporation of Illinois	100	Illinois
Provident Insurance Center, Inc.	100	Maryland
New Amsterdam Insurance Agency, Inc.	100	New York
Ameritex Insurance Services, Inc.	100	Texas
American Annuity Agency of Texas, Inc.	100	Texas
Essex Agency of Texas, Inc.	100	Texas
San Jacinto Insurance Agency, Inc.	100	Texas
The Berkeley Financial Group LLC	100	Delaware
MFC Global Investment Management (U.S.) LLC	100	Delaware
John Hancock Advisers LLC	100	Delaware
John Hancock Funds LLC	100	Delaware
John Hancock Investment Management Services, LLC[20]	100	Delaware
John Hancock Financial Network, Inc.	100	Massachusetts
Signator Investors, Inc.	100	Delaware
Signator Insurance Agency, Inc.	100	Massachusetts
John Hancock Signature Services, Inc.	100	Delaware
JH Networking Insurance Agency, Inc.	100	Massachusetts
ITEM 25. INDEMNIFICATION
The Registrant’s Amended and Restated Declaration of Trust and Distribution Agreement filed previously contain provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.
Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
See “Fund Details” in the Prospectuses and “Investment Management Agreements” in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.

[20]	John Hancock Life Insurance Company (U.S.A.) (57%) – John Hancock Life Insurance Company of New York (38%) — John Hancock Advisers LLC (5%) [Shown on The Manufacturers Life Insurance Company chart].

ITEM 27. PRINCIPAL UNDERWRITERS
(a) John Hancock Funds, LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Trust, John Hancock Capital Series, John Hancock Current Interest, John Hancock Equity Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Municipal Securities Trust, John Hancock World Fund, John Hancock Investors Trust, John Hancock Tax-Advantaged Dividend Income Fund, John Hancock Income Securities Trust and John Hancock Funds III.
(b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

POSITIONS AND
NAME AND PRINCIPAL	POSTIONS AND OFFICES WITH	OFFICES WITH
BUSINESS ADDRESS	UNDERWRITER	REGISTRANT
James R. Boyle	Chairman and Director	Trustee
601 Congress Street Boston, Massachusetts 02210
Keith F. Hartstein	Director, President and Chief Executive Officer	President
601 Congress Street Boston, Massachusetts 02210
John G. Vrysen	Director, Executive Vice President and Chief	Chief Financial Officer
601 Congress Street	Financial Officer
Boston, Massachusetts 02210
Michael Mahoney	Chief Compliance Officer	None
601 Congress Street Boston, Massachusetts 02210
Peter Copestake	Treasurer	None
601 Congress Street Boston, Massachusetts 02210
John T. Litzow	Senior Vice President	None
601 Congress Street Boston, Massachusetts 02210
Jeffery H. Long	Vice President, Controller and Assistant Treasurer	None
601 Congress Street Boston, Massachusetts 02210
Andrew G. Arnott	Vice President	None
601 Congress Street Boston, Massachusetts 02210
Arthur E. Creel	Vice President	None
601 Congress Street Boston, Massachusetts 02210
Carey Hoch	Vice President	None
601 Congress Street Boston, Massachusetts 02210
Kristine McManus	Vice President	None
601 Congress Street Boston, Massachusetts 02210
Daniel Rollins	Second Vice President	None
601 Congress Street Boston, Massachusetts 02210
Karen F. Walsh	Assistant Treasurer	None
601 Congress Street Boston, Massachusetts 02210
David Hayter	Assistant Treasurer	None
601 Congress Street Boston, Massachusetts 02210
Cathy Hopkinson	Assistant Treasurer	None
601 Congress Street Boston, Massachusetts 02210
Wayne Zuk	Assistant Treasurer	None
601 Congress Street Boston, Massachusetts 02210
Alfred P. Ouellette	AVP, Senior Counsel and Assistant Secretary	Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210

(c) None.
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant’s investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02210,
By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or
By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at 2 Avenue de Lafayette, Boston, Massachusetts 02111.
By A I M Capital Management, Inc., the subadviser to the All Cap Growth Fund and the Small Company Growth Fund, at its offices at 11 Greenway Plaza, Houston, Texas 77046.
By American Century Investment Management, Inc., the subadviser to the Small Company Fund and the Vista Fund, at its offices at 4500 Main Street, Kansas City, Missouri 64111.
By BlackRock Investment Management, Inc., the subadviser to the Large Cap Value Fund, at its offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.
By ClearBridge Advisors, the subadviser to the Special Value Fund, at its offices at 399 Park Avenue, New York, New York 10022.
By Davis Selected Advisers, L.P., the subadviser to the Financial Services Fund and the Fundamental Value Fund, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.
By Declaration Management & Research LLC, the subadviser to the Short-Term Bond Fund and the Total Bond Market Fund, at its offices at 1650 Tysons Blvd., McLean, VA 22102.
By Deutsche Investment Management Americas, Inc., the subadviser to the Lifestyle Portfolios, All Cap Core Fund, Global Real Estate Fund, Dynamic Growth Fund and the Real Estate Securities Fund, at its offices at 345 Park Avenue, New York, New York 10154.
By Dimensional Fund Advisors, the subadviser to the International Small Company Fund and the Emerging Markets Value Fund, at its offices at 1299 Ocean Avenue, Santa Monica, California 90401.
By Franklin Advisers, Inc., the investment adviser to the Income Fund, at its offices at One Franklin Parkway, San Mateo, California 94403.
By Franklin Mutual Advisers, LLC. the investment adviser to the Mutual Shares Fund, at its offices at John F. Kennedy Parkway, Short Hills, New Jersey 07078.
By Grantham, Mayo, Van Otterloo & Co. LLC, the subadviser to the Growth Opportunities Fund, International Core Fund, U.S. Core Fund, U.S. Multi Sector Fund, Value Opportunities Fund and the Managed Fund, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.
By Independence Investment LLC, the subadviser to the Small Cap Fund, at its offices at 53 State Street, Boston, Massachusetts 02109.

By Jennison Associates LLC, the subadviser to the Capital Appreciation Fund, at its offices at 466 Lexington Avenue, New York, NY 10017.
By Legg Mason Capital Management, Inc., the subadviser to the Core Equity Fund, at its offices at 100 Light Street, Baltimore, Maryland 21202.
By Lord Abbett & Co., the subadviser to the Mid Cap Value Fund and the All Cap Value Fund, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.
By Marsico Capital Management, LLC , the subadviser for the International Opportunities Fund, at its offices at 1200 17th Street, Denver, Colorado 80202.
By Massachusetts Financial Services Company, the subadviser to the Utilities Fund, at its offices at 500 Boylston Street, Boston, MA 02116.
By MFC Global Investment Management (U.S.A.) Limited, the subadviser to the Lifestyle Portfolios, Lifecycle Portfolios, Index 500 Fund, Index Allocation Fund, Mid Cap Index Fund, Money Market Fund, Pacific Rim Fund, Quantitative All Cap Fund, Quantitative Mid Cap Fund, Quantitative Value Fund, Small Cap Index Fund, Total Stock Market Index Fund and the Absolute Return Portfolios, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5.
By MFC Global Investment Management (U.S.), LLC, the subadviser to the Absolute Return Portfolios, Lifecycle Portfolios, Emerging Growth Fund, High Income Fund, Strategic Income Fund and the Active Bond Fund, at its offices at 101 Huntington Avenue, Boston, MA
02199-7603.
By Morgan Stanley Asset Management Inc., the subadviser of the Value Fund, at its offices at 1221 Avenue of the Americas, New York, New York 10020.
By Munder Capital Management, the subadviser to the Small Cap Opportunities Fund, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.
By Pacific Investment Management Company LLC, the subadviser to the Real Return Fund, Global Bond Fund and the Total Return Fund, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.
By Pzena Investment Management, LLC, the subadviser to the Classic Value Fund, at its offices at 120 West 45th Street, New York, NY 10036.
By RCM Capital Management LLC, the subadviser to the Emerging Small Company Fund, at its offices at Four Embarcadero Center, San Francisco, CA 94111.
By RiverSource Investments, LLC, the subadviser to the Mid Cap Value Equity Fund, at its offices at 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474.
By SSgA Funds Management, Inc., the subadviser to the International Equity Index Fund, at its offices at One Lincoln Street, Boston, Massachusetts 02111.
By Sustainable Growth Advisers, L.P., the subadviser to the U.S. Global Leaders Growth Fund, at its offices at 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.
By T. Rowe Price Associates, Inc., the subadviser to the Blue Chip Growth Fund, Equity-Income Fund, Health Science Fund, Mid Value Fund, Real Estate Equity Fund, Small Company Value Fund, Spectrum Income Fund and the Science & Technology Fund, at its offices at 100 East Pratt Street, Baltimore, MD 21202.

By Templeton Global Advisors Limited, the subadviser to the Global Fund, at its offices at Box N7759, Lyford Cay, Nassau, Bahamas.
By Templeton Investment Counsel, LLC, the subadviser to International Value Fund and the International Small Cap Fund, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.
By UBS Global Asset Management (Americas) Inc., the subadviser to the Large Cap Fund and the Global Allocation Fund, at its offices at 1 North Wacker Drive, Chicago, Illinois 60606.
By UST Advisers, Inc., the subadviser to the Value & Restructuring Fund, at its offices at 225 High Ridge Road, Stamford, Connecticut 06905.
By Wellington Management Company LLP, the subadviser to the Investment Quality Bond Fund, Mid Cap Stock Fund, Natural Resources Fund, Small Cap Growth Fund, Mid Cap Intersection Fund and the Small Cap Value Fund, at its offices at 75 State Street, Boston, Massachusetts 02109.
By Wells Capital Management Incorporated, the subadviser to the Core Bond Fund and the U.S. High Yield Bond Fund, at its offices at 525 Market St., San Francisco, California.
By Western Asset Management Company, the subadviser to the High Yield Fund, Strategic Bond Fund and the U.S. Government Securities Fund, at its offices at 385 East Colorado Boulevard, Pasadena, California 91101.
ITEM 29. MANAGEMENT SERVICES
Not applicable.
ITEM 30. UNDERTAKINGS
Not applicable.

Exhibit Index

(h)(3)	Class R Service Plan dated June 30, 2006.

(h)(4)	Class R1 Service Plan dated June 30, 2006.

(h)(5)	Class R2 Service Plan dated June 30, 2006.

(j)	Consent of Independent Registered Public Accounting Firm dated December 21, 2007.

(m)(6)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R Shares dated June 30, 2006.

(m)(7)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R1 Shares dated June 30, 2006.

(m)(8)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R2 Shares dated June 30, 2006.

(p)(1)	Codes of Ethics for John Hancock Funds II and John Hancock Investment Management Services LLC dated January 1, 2008.

(q)	Power of Attorney dated December 14, 2007.